UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2024

Date of reporting period: 10/31/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares iBonds Dec 2024 Term Muni Bond ETF

IBMM | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 3.48%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2024 Index™ returned 3.79%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 20, 2018 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2024 Index™
Mar 18	$10,012	$10,030	$10,008
Apr 18	$9,964	$9,990	$9,944
May 18	$10,106	$10,099	$10,086
Jun 18	$10,120	$10,108	$10,100
Jul 18	$10,171	$10,132	$10,149
Aug 18	$10,174	$10,146	$10,151
Sep 18	$10,103	$10,086	$10,084
Oct 18	$10,070	$10,024	$10,052
Nov 18	$10,187	$10,133	$10,166
Dec 18	$10,320	$10,251	$10,290
Jan 19	$10,437	$10,327	$10,408
Feb 19	$10,492	$10,379	$10,459
Mar 19	$10,567	$10,527	$10,541
Apr 19	$10,567	$10,561	$10,542
May 19	$10,699	$10,702	$10,674
Jun 19	$10,752	$10,746	$10,730
Jul 19	$10,867	$10,830	$10,841
Aug 19	$10,912	$10,980	$10,893
Sep 19	$10,820	$10,904	$10,804
Oct 19	$10,866	$10,920	$10,855
Nov 19	$10,884	$10,937	$10,871
Dec 19	$10,921	$10,971	$10,911
Jan 20	$11,045	$11,147	$11,038
Feb 20	$11,092	$11,277	$11,088
Mar 20	$10,873	$10,945	$10,858
Apr 20	$10,862	$10,824	$10,842
May 20	$11,190	$11,144	$11,163
Jun 20	$11,211	$11,210	$11,188
Jul 20	$11,303	$11,362	$11,288
Aug 20	$11,290	$11,329	$11,278
Sep 20	$11,297	$11,330	$11,286
Oct 20	$11,274	$11,311	$11,269
Nov 20	$11,309	$11,448	$11,305
Dec 20	$11,328	$11,505	$11,328
Jan 21	$11,353	$11,559	$11,359
Feb 21	$11,273	$11,397	$11,289
Mar 21	$11,303	$11,458	$11,320
Apr 21	$11,341	$11,546	$11,357
May 21	$11,333	$11,586	$11,360
Jun 21	$11,337	$11,611	$11,360
Jul 21	$11,374	$11,690	$11,403
Aug 21	$11,369	$11,657	$11,397
Sep 21	$11,339	$11,580	$11,366
Oct 21	$11,322	$11,570	$11,358
Nov 21	$11,325	$11,651	$11,359
Dec 21	$11,324	$11,666	$11,358
Jan 22	$11,151	$11,389	$11,189
Feb 22	$11,120	$11,333	$11,155
Mar 22	$10,969	$11,030	$11,008
Apr 22	$10,880	$10,740	$10,920
May 22	$10,993	$10,896	$11,035
Jun 22	$10,992	$10,718	$11,033
Jul 22	$11,079	$10,983	$11,125
Aug 22	$10,953	$10,731	$11,001
Sep 22	$10,831	$10,362	$10,878
Oct 22	$10,846	$10,298	$10,895
Nov 22	$10,984	$10,767	$11,035
Dec 22	$10,978	$10,772	$11,032
Jan 23	$11,066	$11,063	$11,123
Feb 23	$10,976	$10,810	$11,031
Mar 23	$11,077	$11,042	$11,138
Apr 23	$11,038	$11,021	$11,103
May 23	$11,038	$10,935	$11,105
Jun 23	$11,085	$11,025	$11,153
Jul 23	$11,101	$11,052	$11,173
Aug 23	$11,120	$10,929	$11,194
Sep 23	$11,106	$10,641	$11,183
Oct 23	$11,141	$10,529	$11,220
Nov 23	$11,219	$11,142	$11,297
Dec 23	$11,259	$11,399	$11,341
Jan 24	$11,278	$11,374	$11,363
Feb 24	$11,297	$11,375	$11,385
Mar 24	$11,310	$11,365	$11,408
Apr 24	$11,340	$11,244	$11,439
May 24	$11,372	$11,208	$11,476
Jun 24	$11,407	$11,383	$11,512
Jul 24	$11,444	$11,479	$11,548
Aug 24	$11,472	$11,572	$11,581
Sep 24	$11,499	$11,685	$11,610
Oct 24	$11,529	$11,531	$11,646

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.48%	1.19%	2.17%
S&P Municipal Bond Index...
	9.52	1.09	2.18
S&P AMT-Free Municipal Series Dec 2024 Index™...
	3.79	1.42	2.33

Key Fund statistics

Net Assets...
$391,768,694
Number of Portfolio Holdings...
373
Net Investment Advisory Fees...
$832,653
Portfolio Turnover Rate...
22%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was March 20, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.7%
AA+...
44.0
AA...
21.6
AA-...
6.6
A+...
5.9
A...
0.1
A-...
2.2
Not Rated...
3.9
Short-Term and Other Assets...
(6.0)
StateFootnote Reference(a)	Percent of Net Assets
New York...
18.7%
California...
17.8
Pennsylvania...
11.6
Massachusetts...
11.3
Florida...
8.0
Washington...
6.5
Ohio...
5.3
Connecticut...
5.1
Rhode Island...
4.6
Colorado...
2.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 2, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 3, 2024. Proceeds of the liquidation were sent to shareholders on December 5, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2024 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMM-10/24-AR

iShares iBonds Dec 2025 Term Muni Bond ETF

IBMN | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 4.09%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2025 Index™ returned 4.35%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 13, 2018 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2025 Index™
Nov 18	$10,172	$10,094	$10,114
Dec 18	$10,331	$10,211	$10,249
Jan 19	$10,492	$10,288	$10,386
Feb 19	$10,563	$10,339	$10,446
Mar 19	$10,662	$10,487	$10,547
Apr 19	$10,675	$10,521	$10,561
May 19	$10,828	$10,661	$10,718
Jun 19	$10,873	$10,705	$10,763
Jul 19	$10,994	$10,788	$10,883
Aug 19	$11,090	$10,938	$10,981
Sep 19	$10,973	$10,863	$10,866
Oct 19	$11,022	$10,878	$10,915
Nov 19	$11,036	$10,895	$10,929
Dec 19	$11,076	$10,929	$10,971
Jan 20	$11,251	$11,105	$11,146
Feb 20	$11,309	$11,233	$11,207
Mar 20	$11,036	$10,903	$10,918
Apr 20	$11,009	$10,783	$10,875
May 20	$11,398	$11,102	$11,251
Jun 20	$11,418	$11,167	$11,279
Jul 20	$11,549	$11,318	$11,413
Aug 20	$11,531	$11,286	$11,404
Sep 20	$11,541	$11,287	$11,414
Oct 20	$11,521	$11,268	$11,401
Nov 20	$11,583	$11,404	$11,460
Dec 20	$11,601	$11,461	$11,490
Jan 21	$11,626	$11,514	$11,520
Feb 21	$11,485	$11,353	$11,389
Mar 21	$11,522	$11,414	$11,427
Apr 21	$11,575	$11,502	$11,483
May 21	$11,566	$11,542	$11,485
Jun 21	$11,572	$11,567	$11,491
Jul 21	$11,633	$11,645	$11,556
Aug 21	$11,623	$11,613	$11,546
Sep 21	$11,567	$11,535	$11,495
Oct 21	$11,548	$11,526	$11,480
Nov 21	$11,562	$11,606	$11,494
Dec 21	$11,562	$11,621	$11,497
Jan 22	$11,313	$11,345	$11,252
Feb 22	$11,273	$11,289	$11,208
Mar 22	$11,064	$10,988	$11,005
Apr 22	$10,922	$10,698	$10,866
May 22	$11,068	$10,854	$11,010
Jun 22	$11,052	$10,677	$10,994
Jul 22	$11,200	$10,941	$11,142
Aug 22	$11,018	$10,689	$10,966
Sep 22	$10,817	$10,323	$10,766
Oct 22	$10,820	$10,258	$10,771
Nov 22	$11,027	$10,725	$10,976
Dec 22	$11,047	$10,730	$10,998
Jan 23	$11,176	$11,021	$11,127
Feb 23	$10,998	$10,768	$10,951
Mar 23	$11,165	$10,999	$11,121
Apr 23	$11,106	$10,979	$11,068
May 23	$11,054	$10,893	$11,019
Jun 23	$11,107	$10,983	$11,072
Jul 23	$11,122	$11,010	$11,091
Aug 23	$11,119	$10,887	$11,091
Sep 23	$11,054	$10,600	$11,028
Oct 23	$11,081	$10,488	$11,055
Nov 23	$11,250	$11,100	$11,224
Dec 23	$11,323	$11,355	$11,300
Jan 24	$11,324	$11,330	$11,303
Feb 24	$11,330	$11,331	$11,309
Mar 24	$11,322	$11,322	$11,309
Apr 24	$11,325	$11,201	$11,310
May 24	$11,351	$11,165	$11,341
Jun 24	$11,404	$11,339	$11,397
Jul 24	$11,469	$11,435	$11,463
Aug 24	$11,521	$11,528	$11,517
Sep 24	$11,537	$11,640	$11,534
Oct 24	$11,534	$11,487	$11,536

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.09%	0.91%	2.42%
S&P Municipal Bond Index...
	9.52	1.09	2.35
S&P AMT-Free Municipal Series Dec 2025 Index™...
	4.35	1.11	2.42

Key Fund statistics

Net Assets...
$487,361,804
Number of Portfolio Holdings...
1,332
Net Investment Advisory Fees...
$952,346
Portfolio Turnover Rate...
0%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was November 13, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
32.4%
AA+...
21.9
AA...
13.5
AA-...
12.2
A+...
4.8
A...
1.6
A-...
3.1
BBB...
0.3
Not Rated...
8.8
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
California...
13.1%
Texas...
11.7
New York...
7.5
Washington...
4.7
Illinois...
3.8
Virginia...
3.8
Massachusetts...
3.2
Ohio...
3.0
Pennsylvania...
3.0
Georgia...
2.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMN-10/24-AR

iShares iBonds Dec 2026 Term Muni Bond ETF

IBMO | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.04%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2026 Index™ returned 5.38%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 2, 2019 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™
Apr 19	$10,052	$10,044	$10,041
May 19	$10,228	$10,178	$10,208
Jun 19	$10,273	$10,220	$10,251
Jul 19	$10,373	$10,300	$10,352
Aug 19	$10,535	$10,443	$10,506
Sep 19	$10,414	$10,370	$10,391
Oct 19	$10,428	$10,386	$10,407
Nov 19	$10,443	$10,402	$10,421
Dec 19	$10,478	$10,434	$10,461
Jan 20	$10,684	$10,602	$10,662
Feb 20	$10,780	$10,725	$10,760
Mar 20	$10,459	$10,409	$10,420
Apr 20	$10,414	$10,294	$10,351
May 20	$10,787	$10,599	$10,717
Jun 20	$10,810	$10,661	$10,755
Jul 20	$10,959	$10,806	$10,914
Aug 20	$10,940	$10,775	$10,901
Sep 20	$10,953	$10,776	$10,912
Oct 20	$10,928	$10,758	$10,891
Nov 20	$11,017	$10,887	$10,989
Dec 20	$11,051	$10,942	$11,032
Jan 21	$11,079	$10,993	$11,073
Feb 21	$10,914	$10,839	$10,913
Mar 21	$10,954	$10,897	$10,961
Apr 21	$11,017	$10,981	$11,026
May 21	$11,015	$11,019	$11,036
Jun 21	$11,024	$11,043	$11,046
Jul 21	$11,099	$11,118	$11,123
Aug 21	$11,079	$11,087	$11,107
Sep 21	$11,011	$11,013	$11,039
Oct 21	$10,987	$11,004	$11,021
Nov 21	$11,017	$11,080	$11,052
Dec 21	$11,029	$11,094	$11,062
Jan 22	$10,749	$10,831	$10,786
Feb 22	$10,707	$10,778	$10,742
Mar 22	$10,471	$10,490	$10,510
Apr 22	$10,294	$10,214	$10,330
May 22	$10,450	$10,363	$10,479
Jun 22	$10,413	$10,194	$10,437
Jul 22	$10,603	$10,446	$10,628
Aug 22	$10,410	$10,205	$10,441
Sep 22	$10,161	$9,855	$10,187
Oct 22	$10,158	$9,793	$10,179
Nov 22	$10,403	$10,240	$10,428
Dec 22	$10,440	$10,244	$10,464
Jan 23	$10,610	$10,522	$10,636
Feb 23	$10,402	$10,280	$10,429
Mar 23	$10,595	$10,501	$10,624
Apr 23	$10,522	$10,482	$10,560
May 23	$10,446	$10,400	$10,484
Jun 23	$10,500	$10,486	$10,540
Jul 23	$10,515	$10,511	$10,558
Aug 23	$10,493	$10,394	$10,537
Sep 23	$10,383	$10,120	$10,427
Oct 23	$10,395	$10,013	$10,437
Nov 23	$10,646	$10,597	$10,689
Dec 23	$10,744	$10,841	$10,790
Jan 24	$10,731	$10,817	$10,778
Feb 24	$10,735	$10,818	$10,783
Mar 24	$10,711	$10,809	$10,769
Apr 24	$10,682	$10,694	$10,739
May 24	$10,685	$10,660	$10,745
Jun 24	$10,755	$10,826	$10,821
Jul 24	$10,837	$10,917	$10,907
Aug 24	$10,923	$11,006	$10,996
Sep 24	$10,963	$11,113	$11,038
Oct 24	$10,918	$10,966	$10,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.04%	0.92%	1.59%
S&P Municipal Bond Index...
	9.52	1.09	1.67
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™...
	5.38	1.11	1.72

Key Fund statistics

Net Assets...
$493,194,363
Number of Portfolio Holdings...
1,411
Net Investment Advisory Fees...
$798,184
Portfolio Turnover Rate...
5%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was April 2, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.6%
AA+...
20.8
AA...
16.4
AA-...
13.2
A+...
4.6
A...
1.8
A-...
3.5
BBB+...
0.0Footnote Reference(a)
Not Rated...
9.1
Short-Term and Other Assets...
1.0
StateFootnote Reference(b)	Percent of Net Assets
California...
11.0%
Texas...
10.8
New York...
8.9
Washington...
4.6
Illinois...
4.0
Florida...
3.9
Virginia...
3.6
Pennsylvania...
3.6
Maryland...
3.4
Massachusetts...
2.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMO-10/24-AR

iShares iBonds Dec 2027 Term Muni Bond ETF

IBMP | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.87%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2027 Index™ returned 6.20%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 9, 2019 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™
Apr 19	$10,076	$10,051	$10,062
May 19	$10,264	$10,185	$10,255
Jun 19	$10,294	$10,228	$10,297
Jul 19	$10,394	$10,307	$10,396
Aug 19	$10,589	$10,450	$10,586
Sep 19	$10,460	$10,378	$10,460
Oct 19	$10,463	$10,393	$10,465
Nov 19	$10,475	$10,410	$10,477
Dec 19	$10,515	$10,442	$10,522
Jan 20	$10,742	$10,609	$10,747
Feb 20	$10,867	$10,732	$10,879
Mar 20	$10,522	$10,417	$10,496
Apr 20	$10,438	$10,302	$10,394
May 20	$10,856	$10,607	$10,799
Jun 20	$10,889	$10,669	$10,844
Jul 20	$11,066	$10,814	$11,029
Aug 20	$11,019	$10,783	$10,992
Sep 20	$11,021	$10,784	$10,989
Oct 20	$10,987	$10,765	$10,958
Nov 20	$11,118	$10,895	$11,091
Dec 20	$11,156	$10,950	$11,148
Jan 21	$11,189	$11,001	$11,198
Feb 21	$10,976	$10,847	$10,994
Mar 21	$11,022	$10,905	$11,050
Apr 21	$11,096	$10,989	$11,129
May 21	$11,105	$11,027	$11,150
Jun 21	$11,121	$11,051	$11,165
Jul 21	$11,212	$11,126	$11,258
Aug 21	$11,183	$11,095	$11,231
Sep 21	$11,095	$11,021	$11,144
Oct 21	$11,065	$11,012	$11,117
Nov 21	$11,118	$11,088	$11,173
Dec 21	$11,132	$11,103	$11,185
Jan 22	$10,815	$10,839	$10,868
Feb 22	$10,773	$10,786	$10,824
Mar 22	$10,491	$10,498	$10,543
Apr 22	$10,275	$10,221	$10,320
May 22	$10,460	$10,370	$10,484
Jun 22	$10,402	$10,201	$10,420
Jul 22	$10,642	$10,453	$10,659
Aug 22	$10,428	$10,213	$10,451
Sep 22	$10,123	$9,862	$10,138
Oct 22	$10,113	$9,801	$10,117
Nov 22	$10,416	$10,247	$10,428
Dec 22	$10,464	$10,252	$10,470
Jan 23	$10,682	$10,530	$10,690
Feb 23	$10,447	$10,288	$10,458
Mar 23	$10,662	$10,509	$10,674
Apr 23	$10,595	$10,489	$10,617
May 23	$10,487	$10,407	$10,511
Jun 23	$10,548	$10,493	$10,575
Jul 23	$10,562	$10,519	$10,592
Aug 23	$10,515	$10,402	$10,545
Sep 23	$10,360	$10,127	$10,383
Oct 23	$10,350	$10,021	$10,371
Nov 23	$10,688	$10,605	$10,712
Dec 23	$10,822	$10,849	$10,848
Jan 24	$10,789	$10,825	$10,818
Feb 24	$10,797	$10,826	$10,826
Mar 24	$10,760	$10,817	$10,800
Apr 24	$10,703	$10,702	$10,740
May 24	$10,668	$10,667	$10,706
Jun 24	$10,757	$10,834	$10,802
Jul 24	$10,855	$10,925	$10,902
Aug 24	$10,968	$11,014	$11,017
Sep 24	$11,029	$11,121	$11,080
Oct 24	$10,958	$10,975	$11,014

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.87%	0.93%	1.66%
S&P Municipal Bond Index...
	9.52	1.09	1.69
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™...
	6.20	1.03	1.75

Key Fund statistics

Net Assets...
$479,511,029
Number of Portfolio Holdings...
1,338
Net Investment Advisory Fees...
$745,614
Portfolio Turnover Rate...
3%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was April 9, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
28.7%
AA+...
21.6
AA...
15.8
AA-...
13.3
A+...
4.0
A...
1.3
A-...
4.4
Not Rated...
9.9
Short-Term and Other Assets...
1.0
StateFootnote Reference(a)	Percent of Net Assets
California...
11.8%
Texas...
11.6
New York...
9.9
Washington...
4.7
Illinois...
4.4
Florida...
3.5
Pennsylvania...
3.3
Virginia...
3.0
Maryland...
3.0
Ohio...
2.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMP-10/24-AR

iShares iBonds Dec 2028 Term Muni Bond ETF

IBMQ | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.51%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2028 Index™ returned 6.92%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 16, 2019 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™
Apr 19	$10,076	$10,048	$10,066
May 19	$10,272	$10,181	$10,276
Jun 19	$10,322	$10,224	$10,321
Jul 19	$10,434	$10,303	$10,428
Aug 19	$10,649	$10,446	$10,643
Sep 19	$10,525	$10,374	$10,511
Oct 19	$10,515	$10,389	$10,505
Nov 19	$10,519	$10,406	$10,510
Dec 19	$10,564	$10,438	$10,556
Jan 20	$10,811	$10,605	$10,803
Feb 20	$10,961	$10,728	$10,959
Mar 20	$10,601	$10,413	$10,538
Apr 20	$10,501	$10,298	$10,397
May 20	$10,964	$10,603	$10,845
Jun 20	$10,997	$10,665	$10,901
Jul 20	$11,191	$10,809	$11,103
Aug 20	$11,117	$10,778	$11,043
Sep 20	$11,102	$10,779	$11,030
Oct 20	$11,069	$10,761	$10,997
Nov 20	$11,226	$10,891	$11,157
Dec 20	$11,281	$10,946	$11,228
Jan 21	$11,322	$10,997	$11,281
Feb 21	$11,066	$10,843	$11,040
Mar 21	$11,125	$10,901	$11,103
Apr 21	$11,213	$10,985	$11,197
May 21	$11,228	$11,023	$11,222
Jun 21	$11,245	$11,047	$11,242
Jul 21	$11,350	$11,122	$11,351
Aug 21	$11,310	$11,090	$11,315
Sep 21	$11,204	$11,017	$11,211
Oct 21	$11,169	$11,008	$11,177
Nov 21	$11,240	$11,084	$11,251
Dec 21	$11,255	$11,098	$11,267
Jan 22	$10,907	$10,835	$10,916
Feb 22	$10,869	$10,782	$10,873
Mar 22	$10,538	$10,494	$10,545
Apr 22	$10,273	$10,217	$10,274
May 22	$10,462	$10,366	$10,450
Jun 22	$10,375	$10,197	$10,360
Jul 22	$10,650	$10,449	$10,640
Aug 22	$10,439	$10,209	$10,425
Sep 22	$10,096	$9,859	$10,066
Oct 22	$10,072	$9,797	$10,035
Nov 22	$10,431	$10,243	$10,402
Dec 22	$10,493	$10,248	$10,456
Jan 23	$10,753	$10,525	$10,719
Feb 23	$10,500	$10,284	$10,466
Mar 23	$10,726	$10,505	$10,696
Apr 23	$10,670	$10,485	$10,645
May 23	$10,537	$10,403	$10,514
Jun 23	$10,605	$10,489	$10,585
Jul 23	$10,618	$10,515	$10,602
Aug 23	$10,545	$10,398	$10,529
Sep 23	$10,343	$10,123	$10,320
Oct 23	$10,317	$10,017	$10,285
Nov 23	$10,734	$10,600	$10,707
Dec 23	$10,910	$10,845	$10,885
Jan 24	$10,861	$10,821	$10,842
Feb 24	$10,869	$10,822	$10,849
Mar 24	$10,830	$10,813	$10,821
Apr 24	$10,742	$10,697	$10,733
May 24	$10,667	$10,663	$10,659
Jun 24	$10,773	$10,829	$10,772
Jul 24	$10,881	$10,921	$10,880
Aug 24	$11,018	$11,009	$11,020
Sep 24	$11,092	$11,117	$11,096
Oct 24	$10,989	$10,970	$10,997

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.51%	0.88%	1.71%
S&P Municipal Bond Index...
	9.52	1.09	1.69
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™...
	6.92	0.92	1.73

Key Fund statistics

Net Assets...
$371,631,542
Number of Portfolio Holdings...
1,203
Net Investment Advisory Fees...
$562,730
Portfolio Turnover Rate...
3%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was April 16, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.6%
AA+...
21.4
AA...
16.2
AA-...
12.5
A+...
4.1
A...
1.7
A-...
4.0
BBB+...
0.1
Not Rated...
9.6
Short-Term and Other Assets...
0.8
StateFootnote Reference(a)	Percent of Net Assets
Texas...
12.1%
California...
11.6
New York...
9.8
Washington...
4.1
Illinois...
4.0
Maryland...
3.7
Virginia...
3.6
Florida...
3.5
Ohio...
2.7
Pennsylvania...
2.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMQ-10/24-AR

iShares iBonds Dec 2029 Term Muni Bond ETF

IBMR | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.38%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™ returned 7.49%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 9, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™
Apr 23	$10,000	$10,000	$10,000
May 23	$9,831	$9,887	$9,822
Jun 23	$9,917	$9,968	$9,894
Jul 23	$9,955	$9,993	$9,911
Aug 23	$9,844	$9,881	$9,806
Sep 23	$9,590	$9,621	$9,559
Oct 23	$9,555	$9,519	$9,507
Nov 23	$10,094	$10,074	$9,976
Dec 23	$10,345	$10,306	$10,191
Jan 24	$10,298	$10,283	$10,148
Feb 24	$10,297	$10,284	$10,145
Mar 24	$10,260	$10,276	$10,116
Apr 24	$10,148	$10,166	$10,003
May 24	$10,042	$10,134	$9,899
Jun 24	$10,164	$10,292	$10,025
Jul 24	$10,263	$10,379	$10,125
Aug 24	$10,410	$10,463	$10,269
Sep 24	$10,491	$10,565	$10,352
Oct 24	$10,356	$10,425	$10,219

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.38%	2.39%
S&P Municipal Bond Index...
	9.52	2.86
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™...
	7.49	1.48

Key Fund statistics

Net Assets...
$146,647,410
Number of Portfolio Holdings...
771
Net Investment Advisory Fees...
$158,351
Portfolio Turnover Rate...
0%

The Fund has added the S&P Municipal Bond Index in response to new regulatory requirements.

The inception date of the Fund was May 9, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
34.3%
AA+...
19.1
AA...
16.0
AA-...
13.5
A+...
3.4
A...
1.0
A-...
3.2
Not Rated...
8.3
Short-Term and Other Assets...
1.2
StateFootnote Reference(a)	Percent of Net Assets
California...
13.0%
Texas...
12.9
New York...
7.8
Maryland...
4.6
Washington...
4.3
Illinois...
4.1
North Carolina...
3.5
Pennsylvania...
3.5
Florida...
3.4
Ohio...
3.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Muni Bond ETF

Annual Shareholder Report — October 31, 2024

IBMR-10/24-AR

iShares 0-5 Year TIPS Bond ETF

STIP | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.67%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index returned 6.64%.

What contributed to performance?

During the reporting period, inflation expectations moved lower and closer to the U.S. Federal Reserve’s 2% target, supporting a modest return for shorter-maturity TIPS (Treasury Inflation Protected Securities). Amid slowing pricing pressures and steady economic growth, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. Performance for TIPS is influenced by both the direction of interest rates and changes in inflation expectations.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2014 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index
Nov 14	$9,980	$10,076	$9,984
Dec 14	$9,848	$10,084	$9,852
Jan 15	$9,940	$10,306	$9,942
Feb 15	$9,922	$10,200	$9,924
Mar 15	$9,885	$10,252	$9,889
Apr 15	$9,951	$10,212	$9,958
May 15	$9,940	$10,188	$9,953
Jun 15	$9,941	$10,078	$9,948
Jul 15	$9,908	$10,150	$9,917
Aug 15	$9,884	$10,135	$9,892
Sep 15	$9,875	$10,203	$9,884
Oct 15	$9,878	$10,207	$9,887
Nov 15	$9,861	$10,178	$9,871
Dec 15	$9,838	$10,144	$9,849
Jan 16	$9,893	$10,290	$9,903
Feb 16	$9,915	$10,366	$9,927
Mar 16	$10,014	$10,456	$10,028
Apr 16	$10,017	$10,495	$10,031
May 16	$10,005	$10,500	$10,020
Jun 16	$10,097	$10,695	$10,113
Jul 16	$10,084	$10,764	$10,103
Aug 16	$10,059	$10,750	$10,077
Sep 16	$10,125	$10,740	$10,143
Oct 16	$10,130	$10,653	$10,147
Nov 16	$10,078	$10,398	$10,095
Dec 16	$10,110	$10,410	$10,127
Jan 17	$10,159	$10,434	$10,172
Feb 17	$10,170	$10,505	$10,182
Mar 17	$10,180	$10,501	$10,197
Apr 17	$10,175	$10,580	$10,198
May 17	$10,169	$10,663	$10,190
Jun 17	$10,125	$10,654	$10,146
Jul 17	$10,154	$10,698	$10,175
Aug 17	$10,181	$10,798	$10,204
Sep 17	$10,173	$10,743	$10,194
Oct 17	$10,189	$10,750	$10,213
Nov 17	$10,171	$10,736	$10,196
Dec 17	$10,191	$10,786	$10,215
Jan 18	$10,164	$10,662	$10,187
Feb 18	$10,160	$10,561	$10,183
Mar 18	$10,208	$10,630	$10,237
Apr 18	$10,208	$10,552	$10,233
May 18	$10,245	$10,626	$10,270
Jun 18	$10,258	$10,615	$10,287
Jul 18	$10,244	$10,616	$10,270
Aug 18	$10,297	$10,685	$10,323
Sep 18	$10,273	$10,617	$10,298
Oct 18	$10,228	$10,534	$10,256
Nov 18	$10,229	$10,595	$10,256
Dec 18	$10,242	$10,791	$10,275
Jan 19	$10,320	$10,901	$10,348
Feb 19	$10,339	$10,900	$10,367
Mar 19	$10,413	$11,114	$10,446
Apr 19	$10,462	$11,116	$10,493
May 19	$10,516	$11,317	$10,548
Jun 19	$10,580	$11,464	$10,618
Jul 19	$10,589	$11,494	$10,620
Aug 19	$10,646	$11,807	$10,676
Sep 19	$10,623	$11,736	$10,652
Oct 19	$10,655	$11,768	$10,684
Nov 19	$10,667	$11,762	$10,697
Dec 19	$10,744	$11,749	$10,774
Jan 20	$10,794	$11,987	$10,820
Feb 20	$10,849	$12,206	$10,876
Mar 20	$10,678	$12,119	$10,700
Apr 20	$10,817	$12,331	$10,827
May 20	$10,892	$12,394	$10,899
Jun 20	$10,972	$12,477	$10,981
Jul 20	$11,049	$12,670	$11,062
Aug 20	$11,174	$12,565	$11,190
Sep 20	$11,158	$12,564	$11,173
Oct 20	$11,133	$12,501	$11,148
Nov 20	$11,202	$12,624	$11,216
Dec 20	$11,299	$12,638	$11,320
Jan 21	$11,360	$12,539	$11,380
Feb 21	$11,379	$12,315	$11,392
Mar 21	$11,436	$12,185	$11,441
Apr 21	$11,530	$12,290	$11,536
May 21	$11,614	$12,327	$11,631
Jun 21	$11,628	$12,431	$11,634
Jul 21	$11,778	$12,565	$11,786
Aug 21	$11,783	$12,548	$11,790
Sep 21	$11,781	$12,428	$11,786
Oct 21	$11,862	$12,431	$11,867
Nov 21	$11,882	$12,479	$11,885
Dec 21	$11,918	$12,439	$11,924
Jan 22	$11,855	$12,178	$11,858
Feb 22	$11,976	$12,023	$11,980
Mar 22	$11,882	$11,687	$11,889
Apr 22	$11,877	$11,258	$11,886
May 22	$11,929	$11,306	$11,936
Jun 22	$11,755	$11,154	$11,758
Jul 22	$11,959	$11,412	$11,972
Aug 22	$11,782	$11,102	$11,788
Sep 22	$11,448	$10,613	$11,450
Oct 22	$11,564	$10,468	$11,565
Nov 22	$11,619	$10,847	$11,621
Dec 22	$11,583	$10,801	$11,598
Jan 23	$11,676	$11,126	$11,675
Feb 23	$11,627	$10,847	$11,631
Mar 23	$11,840	$11,122	$11,849
Apr 23	$11,867	$11,193	$11,879
May 23	$11,788	$11,071	$11,794
Jun 23	$11,765	$11,031	$11,772
Jul 23	$11,826	$11,022	$11,829
Aug 23	$11,839	$10,953	$11,842
Sep 23	$11,817	$10,681	$11,822
Oct 23	$11,861	$10,515	$11,866
Nov 23	$11,985	$10,977	$11,990
Dec 23	$12,115	$11,384	$12,119
Jan 24	$12,172	$11,370	$12,175
Feb 24	$12,149	$11,215	$12,152
Mar 24	$12,212	$11,309	$12,218
Apr 24	$12,212	$11,036	$12,218
May 24	$12,325	$11,223	$12,330
Jun 24	$12,393	$11,331	$12,398
Jul 24	$12,510	$11,593	$12,512
Aug 24	$12,582	$11,759	$12,584
Sep 24	$12,707	$11,916	$12,710
Oct 24	$12,652	$11,625	$12,654

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.67%	3.49%	2.38%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index...
	6.64	3.44	2.38

Key Fund statistics

Net Assets...
$8,125,899,966
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$2,437,647
Portfolio Turnover Rate...
25%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index in this report reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) through January 31, 2023 and, beginning on February 1, 2023, the performance of the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
21.1%
1-2 Years...
18.4
2-3 Years...
19.1
3-4 Years...
21.6
4-5 Years...
19.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes	0.00
1.25%, 04/15/28...
6.6%
2.13%, 04/15/29...
5.5
2.38%, 10/15/28...
5.1
1.63%, 10/15/27...
5.0
0.25%, 01/15/25...
4.9
0.38%, 07/15/25...
4.9
0.13%, 10/15/25...
4.9
0.13%, 10/15/26...
4.8
0.13%, 04/15/27...
4.7
0.50%, 01/15/28...
4.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-5 Year TIPS Bond ETF

Annual Shareholder Report — October 31, 2024

STIP-10/24-AR

iShares TIPS Bond ETF

TIP | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.41%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE U.S. Treasury Inflation Linked Bond Index returned 8.56%.

What contributed to performance?

Inflation expectations moved lower during the reporting period, closer to the U.S. Federal Reserve’s 2% target, supporting a modest return for Treasury Inflation Protected Securities (TIPS) issues. Amid slowing pricing pressures and steady economic growth, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. Performance for TIPS is influenced by both the direction of interest rates and changes in inflation expectations. In addition to falling inflation rates, the 10-year breakeven ended at 2.33%, down from 2.42% a year earlier, based on data from the St. Louis Fed.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2014 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Inflation Linked Bond Index
Nov 14	$10,021	$10,076	$10,026
Dec 14	$9,908	$10,084	$9,913
Jan 15	$10,223	$10,306	$10,225
Feb 15	$10,099	$10,200	$10,102
Mar 15	$10,048	$10,252	$10,054
Apr 15	$10,118	$10,212	$10,128
May 15	$10,027	$10,188	$10,045
Jun 15	$9,935	$10,078	$9,947
Jul 15	$9,952	$10,150	$9,968
Aug 15	$9,875	$10,135	$9,892
Sep 15	$9,816	$10,203	$9,833
Oct 15	$9,842	$10,207	$9,858
Nov 15	$9,831	$10,178	$9,848
Dec 15	$9,751	$10,144	$9,770
Jan 16	$9,896	$10,290	$9,915
Feb 16	$10,005	$10,366	$10,026
Mar 16	$10,182	$10,456	$10,206
Apr 16	$10,215	$10,495	$10,241
May 16	$10,143	$10,500	$10,169
Jun 16	$10,351	$10,695	$10,380
Jul 16	$10,438	$10,764	$10,470
Aug 16	$10,396	$10,750	$10,423
Sep 16	$10,450	$10,740	$10,480
Oct 16	$10,408	$10,653	$10,438
Nov 16	$10,208	$10,398	$10,238
Dec 16	$10,195	$10,410	$10,228
Jan 17	$10,282	$10,434	$10,314
Feb 17	$10,331	$10,505	$10,362
Mar 17	$10,320	$10,501	$10,357
Apr 17	$10,379	$10,580	$10,418
May 17	$10,377	$10,663	$10,414
Jun 17	$10,278	$10,654	$10,315
Jul 17	$10,322	$10,698	$10,361
Aug 17	$10,432	$10,798	$10,471
Sep 17	$10,364	$10,743	$10,404
Oct 17	$10,384	$10,750	$10,426
Nov 17	$10,397	$10,736	$10,440
Dec 17	$10,493	$10,786	$10,535
Jan 18	$10,403	$10,662	$10,445
Feb 18	$10,301	$10,561	$10,344
Mar 18	$10,403	$10,630	$10,452
Apr 18	$10,399	$10,552	$10,446
May 18	$10,443	$10,626	$10,491
Jun 18	$10,484	$10,615	$10,533
Jul 18	$10,433	$10,616	$10,482
Aug 18	$10,508	$10,685	$10,558
Sep 18	$10,396	$10,617	$10,447
Oct 18	$10,243	$10,534	$10,297
Nov 18	$10,291	$10,595	$10,346
Dec 18	$10,343	$10,791	$10,403
Jan 19	$10,484	$10,901	$10,542
Feb 19	$10,482	$10,900	$10,541
Mar 19	$10,670	$11,114	$10,735
Apr 19	$10,703	$11,116	$10,771
May 19	$10,879	$11,317	$10,948
Jun 19	$10,965	$11,464	$11,042
Jul 19	$11,009	$11,494	$11,082
Aug 19	$11,273	$11,807	$11,345
Sep 19	$11,117	$11,736	$11,191
Oct 19	$11,145	$11,768	$11,220
Nov 19	$11,162	$11,762	$11,237
Dec 19	$11,199	$11,749	$11,279
Jan 20	$11,437	$11,987	$11,516
Feb 20	$11,594	$12,206	$11,675
Mar 20	$11,386	$12,119	$11,470
Apr 20	$11,712	$12,331	$11,789
May 20	$11,748	$12,394	$11,825
Jun 20	$11,877	$12,477	$11,957
Jul 20	$12,148	$12,670	$12,231
Aug 20	$12,275	$12,565	$12,365
Sep 20	$12,230	$12,564	$12,319
Oct 20	$12,150	$12,501	$12,240
Nov 20	$12,288	$12,624	$12,377
Dec 20	$12,420	$12,638	$12,519
Jan 21	$12,457	$12,539	$12,560
Feb 21	$12,245	$12,315	$12,358
Mar 21	$12,212	$12,185	$12,335
Apr 21	$12,379	$12,290	$12,507
May 21	$12,519	$12,327	$12,659
Jun 21	$12,604	$12,431	$12,736
Jul 21	$12,933	$12,565	$13,075
Aug 21	$12,912	$12,548	$13,052
Sep 21	$12,819	$12,428	$12,959
Oct 21	$12,960	$12,431	$13,106
Nov 21	$13,076	$12,479	$13,223
Dec 21	$13,106	$12,439	$13,265
Jan 22	$12,848	$12,178	$12,996
Feb 22	$12,956	$12,023	$13,107
Mar 22	$12,709	$11,687	$12,864
Apr 22	$12,441	$11,258	$12,601
May 22	$12,321	$11,306	$12,476
Jun 22	$11,932	$11,154	$12,081
Jul 22	$12,439	$11,412	$12,607
Aug 22	$12,115	$11,102	$12,272
Sep 22	$11,311	$10,613	$11,460
Oct 22	$11,454	$10,468	$11,602
Nov 22	$11,659	$10,847	$11,814
Dec 22	$11,516	$10,801	$11,693
Jan 23	$11,750	$11,126	$11,908
Feb 23	$11,587	$10,847	$11,741
Mar 23	$11,917	$11,122	$12,083
Apr 23	$11,928	$11,193	$12,099
May 23	$11,783	$11,071	$11,947
Jun 23	$11,742	$11,031	$11,907
Jul 23	$11,760	$11,022	$11,926
Aug 23	$11,652	$10,953	$11,818
Sep 23	$11,434	$10,681	$11,599
Oct 23	$11,354	$10,515	$11,519
Nov 23	$11,653	$10,977	$11,824
Dec 23	$11,940	$11,384	$12,114
Jan 24	$11,986	$11,370	$12,162
Feb 24	$11,858	$11,215	$12,033
Mar 24	$11,931	$11,309	$12,112
Apr 24	$11,753	$11,036	$11,933
May 24	$11,950	$11,223	$12,135
Jun 24	$12,040	$11,331	$12,227
Jul 24	$12,258	$11,593	$12,449
Aug 24	$12,352	$11,759	$12,546
Sep 24	$12,533	$11,916	$12,732
Oct 24	$12,308	$11,625	$12,505

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	8.41%	2.01%	2.10%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE U.S. Treasury Inflation Linked Bond Index...
	8.56	2.19	2.26

Key Fund statistics

Net Assets...
$17,378,658,009
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$34,265,032
Portfolio Turnover Rate...
22%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE U.S. Treasury Inflation Linked Bond Index in this report reflects the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) through January 31, 2023 and, beginning on February 1, 2023, the performance of the ICE U.S. Treasury Inflation Linked Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.3%
1-5 Years...
52.1
5-10 Years...
32.8
15-20 Years...
5.5
20-25 Years...
4.4
25-30 Years...
4.9

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes	0.00
1.75%, 01/15/34...
3.8%
0.63%, 07/15/32...
3.7
1.13%, 01/15/33...
3.7
1.38%, 07/15/33...
3.5
2.13%, 04/15/29...
3.5
2.38%, 10/15/28...
3.4
1.63%, 10/15/27...
3.3
0.13%, 01/15/32...
3.3
1.25%, 04/15/28...
3.3
0.13%, 07/15/31...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares TIPS Bond ETF

Annual Shareholder Report — October 31, 2024

TIP-10/24-AR

iShares U.S. Treasury Bond ETF

GOVT | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$5	0.05%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.37%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE® U.S. Treasury Core Bond Index returned 8.41%.

What contributed to performance?

U.S. Treasury returns moved higher during the reporting period amid both expectations and the realization of an interest rate cut by the U.S. Federal Reserve Bank. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50 basis point cut. Leading up to the interest rate decision meeting, the yield on the 10-year Treasury moved lower but trended steadily higher following September’s rate cut, ultimately ending the period at 4.28%, down from 4.93% (bond prices and yields move in opposite directions). The pivot to lower interest rates benefited longer-term issues, which are more sensitive to interest rate movements, and the Fund’s allocation to bonds with maturities of seven to ten years and over ten years contributed meaningfully to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2014 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury Core Bond Index
Nov 14	$10,079	$10,076	$10,081
Dec 14	$10,096	$10,084	$10,095
Jan 15	$10,353	$10,306	$10,356
Feb 15	$10,192	$10,200	$10,196
Mar 15	$10,257	$10,252	$10,261
Apr 15	$10,203	$10,212	$10,207
May 15	$10,183	$10,188	$10,188
Jun 15	$10,094	$10,078	$10,098
Jul 15	$10,177	$10,150	$10,182
Aug 15	$10,181	$10,135	$10,187
Sep 15	$10,269	$10,203	$10,276
Oct 15	$10,232	$10,207	$10,239
Nov 15	$10,191	$10,178	$10,197
Dec 15	$10,173	$10,144	$10,180
Jan 16	$10,384	$10,290	$10,397
Feb 16	$10,482	$10,366	$10,490
Mar 16	$10,498	$10,456	$10,506
Apr 16	$10,486	$10,495	$10,495
May 16	$10,486	$10,500	$10,495
Jun 16	$10,715	$10,695	$10,726
Jul 16	$10,756	$10,764	$10,766
Aug 16	$10,695	$10,750	$10,706
Sep 16	$10,682	$10,740	$10,693
Oct 16	$10,562	$10,653	$10,575
Nov 16	$10,278	$10,398	$10,293
Dec 16	$10,267	$10,410	$10,283
Jan 17	$10,287	$10,434	$10,305
Feb 17	$10,339	$10,505	$10,356
Mar 17	$10,334	$10,501	$10,352
Apr 17	$10,404	$10,580	$10,424
May 17	$10,472	$10,663	$10,492
Jun 17	$10,457	$10,654	$10,474
Jul 17	$10,471	$10,698	$10,492
Aug 17	$10,585	$10,798	$10,606
Sep 17	$10,491	$10,743	$10,515
Oct 17	$10,476	$10,750	$10,502
Nov 17	$10,462	$10,736	$10,487
Dec 17	$10,492	$10,786	$10,520
Jan 18	$10,345	$10,662	$10,376
Feb 18	$10,269	$10,561	$10,298
Mar 18	$10,363	$10,630	$10,396
Apr 18	$10,278	$10,552	$10,312
May 18	$10,370	$10,626	$10,405
Jun 18	$10,371	$10,615	$10,407
Jul 18	$10,329	$10,616	$10,363
Aug 18	$10,406	$10,685	$10,442
Sep 18	$10,306	$10,617	$10,345
Oct 18	$10,256	$10,534	$10,296
Nov 18	$10,347	$10,595	$10,387
Dec 18	$10,570	$10,791	$10,611
Jan 19	$10,617	$10,901	$10,660
Feb 19	$10,590	$10,900	$10,632
Mar 19	$10,787	$11,114	$10,835
Apr 19	$10,760	$11,116	$10,804
May 19	$11,011	$11,317	$11,060
Jun 19	$11,108	$11,464	$11,161
Jul 19	$11,096	$11,494	$11,148
Aug 19	$11,477	$11,807	$11,529
Sep 19	$11,379	$11,736	$11,429
Oct 19	$11,383	$11,768	$11,436
Nov 19	$11,345	$11,762	$11,403
Dec 19	$11,279	$11,749	$11,339
Jan 20	$11,558	$11,987	$11,618
Feb 20	$11,859	$12,206	$11,925
Mar 20	$12,238	$12,119	$12,303
Apr 20	$12,280	$12,331	$12,350
May 20	$12,246	$12,394	$12,316
Jun 20	$12,256	$12,477	$12,329
Jul 20	$12,396	$12,670	$12,469
Aug 20	$12,259	$12,565	$12,331
Sep 20	$12,279	$12,564	$12,351
Oct 20	$12,161	$12,501	$12,234
Nov 20	$12,202	$12,624	$12,277
Dec 20	$12,173	$12,638	$12,248
Jan 21	$12,053	$12,539	$12,120
Feb 21	$11,826	$12,315	$11,858
Mar 21	$11,648	$12,185	$11,725
Apr 21	$11,736	$12,290	$11,814
May 21	$11,759	$12,327	$11,837
Jun 21	$11,853	$12,431	$11,932
Jul 21	$12,010	$12,565	$12,093
Aug 21	$11,989	$12,548	$12,072
Sep 21	$11,861	$12,428	$11,940
Oct 21	$11,847	$12,431	$11,932
Nov 21	$11,938	$12,479	$12,025
Dec 21	$11,864	$12,439	$11,949
Jan 22	$11,653	$12,178	$11,738
Feb 22	$11,572	$12,023	$11,659
Mar 22	$11,207	$11,687	$11,298
Apr 22	$10,860	$11,258	$10,949
May 22	$10,877	$11,306	$10,967
Jun 22	$10,781	$11,154	$10,871
Jul 22	$10,951	$11,412	$11,046
Aug 22	$10,676	$11,102	$10,769
Sep 22	$10,309	$10,613	$10,399
Oct 22	$10,164	$10,468	$10,253
Nov 22	$10,437	$10,847	$10,527
Dec 22	$10,358	$10,801	$10,475
Jan 23	$10,645	$11,126	$10,735
Feb 23	$10,400	$10,847	$10,484
Mar 23	$10,701	$11,122	$10,788
Apr 23	$10,757	$11,193	$10,845
May 23	$10,634	$11,071	$10,719
Jun 23	$10,557	$11,031	$10,638
Jul 23	$10,519	$11,022	$10,602
Aug 23	$10,464	$10,953	$10,547
Sep 23	$10,232	$10,681	$10,313
Oct 23	$10,109	$10,515	$10,189
Nov 23	$10,458	$10,977	$10,540
Dec 23	$10,794	$11,384	$10,880
Jan 24	$10,781	$11,370	$10,867
Feb 24	$10,640	$11,215	$10,724
Mar 24	$10,698	$11,309	$10,782
Apr 24	$10,460	$11,036	$10,542
May 24	$10,611	$11,223	$10,695
Jun 24	$10,716	$11,331	$10,802
Jul 24	$10,951	$11,593	$11,040
Aug 24	$11,092	$11,759	$11,181
Sep 24	$11,223	$11,916	$11,315
Oct 24	$10,955	$11,625	$11,045

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	8.37%	(0.76)%	0.92%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE® U.S. Treasury Core Bond Index...
	8.41	(0.69)	1.00

Key Fund statistics

Net Assets...
$28,768,517,103
Number of Portfolio Holdings...
185
Net Investment Advisory Fees...
$12,582,086
Portfolio Turnover Rate...
18%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury Core Bond Index in this report reflects the performance of the Barclays U.S. Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® U.S. Treasury Core Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury Core Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
1.5%
1-5 Years...
57.6
5-10 Years...
20.5
10-15 Years...
1.2
15-20 Years...
7.2
More than 20 Years...
12.0

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes	0.00
1.38%, 11/15/31...
5.1%
3.13%, 11/15/28...
3.2
2.63%, 02/15/29...
2.9
1.88%, 02/15/51...
2.7
2.75%, 02/15/28...
2.6
0.38%, 11/30/25...
2.3
2.25%, 02/15/27...
2.3
0.75%, 08/31/26...
1.9
1.63%, 05/15/26...
1.8
2.50%, 05/15/46...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Treasury Bond ETF

Annual Shareholder Report — October 31, 2024

GOVT-10/24-AR

iShares iBonds Dec 2024 Term Treasury ETF

IBTE | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.46%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2024 Maturity US Treasury Index returned 4.86%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2024 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,104	$10,071	$10,103
Mar 20	$10,343	$9,999	$10,345
Apr 20	$10,360	$10,174	$10,361
May 20	$10,385	$10,226	$10,389
Jun 20	$10,403	$10,295	$10,404
Jul 20	$10,425	$10,453	$10,429
Aug 20	$10,415	$10,367	$10,419
Sep 20	$10,417	$10,366	$10,420
Oct 20	$10,395	$10,315	$10,399
Nov 20	$10,404	$10,416	$10,409
Dec 20	$10,413	$10,427	$10,421
Jan 21	$10,409	$10,346	$10,413
Feb 21	$10,367	$10,161	$10,361
Mar 21	$10,343	$10,054	$10,355
Apr 21	$10,364	$10,140	$10,372
May 21	$10,380	$10,171	$10,389
Jun 21	$10,348	$10,257	$10,356
Jul 21	$10,385	$10,367	$10,394
Aug 21	$10,380	$10,353	$10,389
Sep 21	$10,358	$10,254	$10,366
Oct 21	$10,301	$10,256	$10,309
Nov 21	$10,296	$10,297	$10,305
Dec 21	$10,272	$10,263	$10,279
Jan 22	$10,179	$10,048	$10,187
Feb 22	$10,124	$9,920	$10,134
Mar 22	$9,947	$9,643	$9,957
Apr 22	$9,893	$9,288	$9,903
May 22	$9,959	$9,328	$9,969
Jun 22	$9,895	$9,203	$9,905
Jul 22	$9,933	$9,416	$9,943
Aug 22	$9,861	$9,160	$9,871
Sep 22	$9,754	$8,756	$9,764
Oct 22	$9,741	$8,637	$9,752
Nov 22	$9,788	$8,950	$9,800
Dec 22	$9,810	$8,912	$9,825
Jan 23	$9,864	$9,180	$9,875
Feb 23	$9,826	$8,950	$9,839
Mar 23	$9,943	$9,177	$9,956
Apr 23	$9,959	$9,235	$9,973
May 23	$9,951	$9,135	$9,965
Jun 23	$9,960	$9,102	$9,975
Jul 23	$10,005	$9,094	$10,020
Aug 23	$10,049	$9,037	$10,065
Sep 23	$10,085	$8,813	$10,102
Oct 23	$10,129	$8,676	$10,146
Nov 23	$10,185	$9,057	$10,203
Dec 23	$10,241	$9,393	$10,260
Jan 24	$10,284	$9,382	$10,303
Feb 24	$10,318	$9,253	$10,335
Mar 24	$10,360	$9,331	$10,377
Apr 24	$10,404	$9,106	$10,420
May 24	$10,452	$9,260	$10,466
Jun 24	$10,494	$9,349	$10,508
Jul 24	$10,544	$9,565	$10,556
Aug 24	$10,594	$9,702	$10,595
Sep 24	$10,641	$9,832	$10,622
Oct 24	$10,682	$9,591	$10,640

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.46%	1.42%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2024 Maturity US Treasury Index...
	4.86	1.33

Key Fund statistics

Net Assets...
$1,794,648,454
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$1,746,359
Portfolio Turnover Rate...
7%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2024 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
20.7%
Not Rated...
6.3
Short-Term and Other Assets...
73.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/30/24...
8.2%
U.S. Treasury Notes, 1.50%, 11/30/24...
6.6
U.S. Treasury Notes, 0.75%, 11/15/24...
6.3
U.S. Treasury Notes, 2.25%, 11/15/24...
3.3
U.S. Treasury Notes, 1.00%, 12/15/24...
2.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Material Fund Changes

In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 16, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 17, 2024. Proceeds of the liquidation were sent to shareholders on December 19, 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2024 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTE-10/24-AR

iShares iBonds Dec 2025 Term Treasury ETF

IBTF | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.71%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2025 Maturity US Treasury Index returned 5.76%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,112	$10,071	$10,116
Mar 20	$10,387	$9,999	$10,391
Apr 20	$10,412	$10,174	$10,415
May 20	$10,437	$10,226	$10,442
Jun 20	$10,459	$10,295	$10,462
Jul 20	$10,497	$10,453	$10,500
Aug 20	$10,479	$10,367	$10,483
Sep 20	$10,481	$10,366	$10,486
Oct 20	$10,439	$10,315	$10,444
Nov 20	$10,453	$10,416	$10,459
Dec 20	$10,464	$10,427	$10,471
Jan 21	$10,448	$10,346	$10,448
Feb 21	$10,345	$10,161	$10,330
Mar 21	$10,289	$10,054	$10,297
Apr 21	$10,329	$10,140	$10,339
May 21	$10,354	$10,171	$10,366
Jun 21	$10,322	$10,257	$10,331
Jul 21	$10,391	$10,367	$10,401
Aug 21	$10,375	$10,353	$10,384
Sep 21	$10,324	$10,254	$10,334
Oct 21	$10,248	$10,256	$10,257
Nov 21	$10,249	$10,297	$10,258
Dec 21	$10,220	$10,263	$10,230
Jan 22	$10,103	$10,048	$10,112
Feb 22	$10,041	$9,920	$10,050
Mar 22	$9,794	$9,643	$9,802
Apr 22	$9,700	$9,288	$9,709
May 22	$9,774	$9,328	$9,781
Jun 22	$9,712	$9,203	$9,720
Jul 22	$9,790	$9,416	$9,797
Aug 22	$9,642	$9,160	$9,652
Sep 22	$9,477	$8,756	$9,487
Oct 22	$9,466	$8,637	$9,476
Nov 22	$9,566	$8,950	$9,576
Dec 22	$9,563	$8,912	$9,582
Jan 23	$9,664	$9,180	$9,675
Feb 23	$9,555	$8,950	$9,567
Mar 23	$9,734	$9,177	$9,747
Apr 23	$9,764	$9,235	$9,776
May 23	$9,723	$9,135	$9,735
Jun 23	$9,663	$9,102	$9,675
Jul 23	$9,695	$9,094	$9,707
Aug 23	$9,735	$9,037	$9,747
Sep 23	$9,738	$8,813	$9,751
Oct 23	$9,776	$8,676	$9,790
Nov 23	$9,862	$9,057	$9,875
Dec 23	$9,957	$9,393	$9,971
Jan 24	$9,998	$9,382	$10,013
Feb 24	$9,979	$9,253	$9,994
Mar 24	$10,012	$9,331	$10,028
Apr 24	$10,019	$9,106	$10,035
May 24	$10,072	$9,260	$10,089
Jun 24	$10,115	$9,349	$10,132
Jul 24	$10,189	$9,565	$10,208
Aug 24	$10,255	$9,702	$10,273
Sep 24	$10,319	$9,832	$10,338
Oct 24	$10,334	$9,591	$10,353

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.71%	0.70%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2025 Maturity US Treasury Index...
	5.76	0.74

Key Fund statistics

Net Assets...
$2,061,839,866
Number of Portfolio Holdings...
31
Net Investment Advisory Fees...
$1,468,294
Portfolio Turnover Rate...
1%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2025 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes	0.00
0.25%, 05/31/25...
7.1%
2.88%, 06/15/25...
6.8
0.38%, 11/30/25...
6.8
3.00%, 09/30/25...
6.4
2.75%, 05/15/25...
6.1
0.25%, 08/31/25...
5.8
2.88%, 07/31/25...
4.9
3.00%, 10/31/25...
4.6
1.75%, 03/15/25...
4.5
1.50%, 02/15/25...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2025 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTF-10/24-AR

iShares iBonds Dec 2026 Term Treasury ETF

IBTG | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.12%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2026 Maturity US Treasury Index returned 6.18%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,132	$10,071	$10,131
Mar 20	$10,444	$9,999	$10,443
Apr 20	$10,472	$10,174	$10,475
May 20	$10,501	$10,226	$10,503
Jun 20	$10,518	$10,295	$10,521
Jul 20	$10,576	$10,453	$10,579
Aug 20	$10,546	$10,367	$10,551
Sep 20	$10,560	$10,366	$10,563
Oct 20	$10,490	$10,315	$10,495
Nov 20	$10,516	$10,416	$10,518
Dec 20	$10,528	$10,427	$10,532
Jan 21	$10,488	$10,346	$10,485
Feb 21	$10,337	$10,161	$10,313
Mar 21	$10,241	$10,054	$10,247
Apr 21	$10,299	$10,140	$10,307
May 21	$10,336	$10,171	$10,342
Jun 21	$10,322	$10,257	$10,324
Jul 21	$10,416	$10,367	$10,423
Aug 21	$10,393	$10,353	$10,398
Sep 21	$10,310	$10,254	$10,315
Oct 21	$10,222	$10,256	$10,227
Nov 21	$10,248	$10,297	$10,251
Dec 21	$10,208	$10,263	$10,211
Jan 22	$10,066	$10,048	$10,072
Feb 22	$10,009	$9,920	$10,014
Mar 22	$9,717	$9,643	$9,719
Apr 22	$9,566	$9,288	$9,568
May 22	$9,643	$9,328	$9,644
Jun 22	$9,574	$9,203	$9,577
Jul 22	$9,704	$9,416	$9,708
Aug 22	$9,486	$9,160	$9,490
Sep 22	$9,260	$8,756	$9,266
Oct 22	$9,230	$8,637	$9,236
Nov 22	$9,387	$8,950	$9,393
Dec 22	$9,368	$8,912	$9,386
Jan 23	$9,516	$9,180	$9,522
Feb 23	$9,355	$8,950	$9,361
Mar 23	$9,574	$9,177	$9,580
Apr 23	$9,628	$9,235	$9,634
May 23	$9,567	$9,135	$9,573
Jun 23	$9,474	$9,102	$9,481
Jul 23	$9,499	$9,094	$9,507
Aug 23	$9,524	$9,037	$9,532
Sep 23	$9,490	$8,813	$9,498
Oct 23	$9,508	$8,676	$9,517
Nov 23	$9,641	$9,057	$9,650
Dec 23	$9,772	$9,393	$9,782
Jan 24	$9,808	$9,382	$9,819
Feb 24	$9,744	$9,253	$9,756
Mar 24	$9,771	$9,331	$9,783
Apr 24	$9,724	$9,106	$9,737
May 24	$9,796	$9,260	$9,809
Jun 24	$9,852	$9,349	$9,866
Jul 24	$9,968	$9,565	$9,982
Aug 24	$10,058	$9,702	$10,072
Sep 24	$10,138	$9,832	$10,153
Oct 24	$10,090	$9,591	$10,105

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.12%	0.19%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2026 Maturity US Treasury Index...
	6.18	0.22

Key Fund statistics

Net Assets...
$1,416,855,081
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$707,667
Portfolio Turnover Rate...
16%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2026 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.5%
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 08/15/26...
6.6%
0.75%, 03/31/26...
6.5
1.63%, 05/15/26...
6.4
0.75%, 05/31/26...
6.1
0.75%, 04/30/26...
5.4
1.13%, 10/31/26...
5.2
1.25%, 11/30/26...
4.8
0.50%, 02/28/26...
4.5
0.38%, 01/31/26...
4.4
4.50%, 03/31/26...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2026 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTG-10/24-AR

iShares iBonds Dec 2027 Term Treasury ETF

IBTH | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.84%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2027 Maturity US Treasury Index returned 6.90%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,148	$10,071	$10,145
Mar 20	$10,487	$9,999	$10,490
Apr 20	$10,524	$10,174	$10,525
May 20	$10,545	$10,226	$10,545
Jun 20	$10,554	$10,295	$10,556
Jul 20	$10,623	$10,453	$10,628
Aug 20	$10,573	$10,367	$10,579
Sep 20	$10,590	$10,366	$10,600
Oct 20	$10,492	$10,315	$10,501
Nov 20	$10,517	$10,416	$10,528
Dec 20	$10,520	$10,427	$10,530
Jan 21	$10,456	$10,346	$10,458
Feb 21	$10,248	$10,161	$10,224
Mar 21	$10,096	$10,054	$10,111
Apr 21	$10,178	$10,140	$10,192
May 21	$10,222	$10,171	$10,238
Jun 21	$10,244	$10,257	$10,258
Jul 21	$10,385	$10,367	$10,398
Aug 21	$10,352	$10,353	$10,367
Sep 21	$10,234	$10,254	$10,250
Oct 21	$10,144	$10,256	$10,161
Nov 21	$10,200	$10,297	$10,216
Dec 21	$10,155	$10,263	$10,174
Jan 22	$9,994	$10,048	$10,011
Feb 22	$9,949	$9,920	$9,963
Mar 22	$9,623	$9,643	$9,635
Apr 22	$9,413	$9,288	$9,426
May 22	$9,483	$9,328	$9,497
Jun 22	$9,406	$9,203	$9,420
Jul 22	$9,579	$9,416	$9,594
Aug 22	$9,329	$9,160	$9,342
Sep 22	$9,054	$8,756	$9,067
Oct 22	$9,011	$8,637	$9,023
Nov 22	$9,203	$8,950	$9,215
Dec 22	$9,161	$8,912	$9,187
Jan 23	$9,343	$9,180	$9,356
Feb 23	$9,141	$8,950	$9,154
Mar 23	$9,390	$9,177	$9,403
Apr 23	$9,455	$9,235	$9,469
May 23	$9,372	$9,135	$9,386
Jun 23	$9,261	$9,102	$9,275
Jul 23	$9,282	$9,094	$9,297
Aug 23	$9,291	$9,037	$9,305
Sep 23	$9,219	$8,813	$9,233
Oct 23	$9,202	$8,676	$9,217
Nov 23	$9,389	$9,057	$9,405
Dec 23	$9,562	$9,393	$9,579
Jan 24	$9,594	$9,382	$9,612
Feb 24	$9,496	$9,253	$9,514
Mar 24	$9,526	$9,331	$9,545
Apr 24	$9,432	$9,106	$9,450
May 24	$9,525	$9,260	$9,544
Jun 24	$9,593	$9,349	$9,613
Jul 24	$9,748	$9,565	$9,768
Aug 24	$9,850	$9,702	$9,871
Sep 24	$9,938	$9,832	$9,960
Oct 24	$9,831	$9,591	$9,853

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.84%	(0.36)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2027 Maturity US Treasury Index...
	6.90	(0.32)

Key Fund statistics

Net Assets...
$1,053,248,007
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$541,163
Portfolio Turnover Rate...
22%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2027 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.9%
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 09/30/27...
6.0%
1.88%, 02/28/27...
5.4
2.25%, 11/15/27...
5.4
0.50%, 10/31/27...
5.2
2.75%, 04/30/27...
4.9
1.50%, 01/31/27...
4.6
3.25%, 06/30/27...
4.4
2.25%, 02/15/27...
4.2
4.50%, 04/15/27...
4.1
0.50%, 04/30/27...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2027 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTH-10/24-AR

iShares iBonds Dec 2028 Term Treasury ETF

IBTI | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.36%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2028 Maturity US Treasury Index returned 7.39%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,159	$10,071	$10,159
Mar 20	$10,517	$9,999	$10,518
Apr 20	$10,570	$10,174	$10,570
May 20	$10,584	$10,226	$10,586
Jun 20	$10,593	$10,295	$10,593
Jul 20	$10,674	$10,453	$10,676
Aug 20	$10,597	$10,367	$10,603
Sep 20	$10,623	$10,366	$10,629
Oct 20	$10,501	$10,315	$10,509
Nov 20	$10,531	$10,416	$10,539
Dec 20	$10,515	$10,427	$10,524
Jan 21	$10,435	$10,346	$10,435
Feb 21	$10,210	$10,161	$10,181
Mar 21	$10,031	$10,054	$10,043
Apr 21	$10,117	$10,140	$10,127
May 21	$10,153	$10,171	$10,171
Jun 21	$10,208	$10,257	$10,218
Jul 21	$10,364	$10,367	$10,379
Aug 21	$10,332	$10,353	$10,344
Sep 21	$10,199	$10,254	$10,211
Oct 21	$10,111	$10,256	$10,123
Nov 21	$10,185	$10,297	$10,196
Dec 21	$10,149	$10,263	$10,159
Jan 22	$9,967	$10,048	$9,976
Feb 22	$9,927	$9,920	$9,939
Mar 22	$9,578	$9,643	$9,587
Apr 22	$9,315	$9,288	$9,325
May 22	$9,380	$9,328	$9,390
Jun 22	$9,299	$9,203	$9,308
Jul 22	$9,501	$9,416	$9,512
Aug 22	$9,208	$9,160	$9,219
Sep 22	$8,893	$8,756	$8,904
Oct 22	$8,827	$8,637	$8,839
Nov 22	$9,064	$8,950	$9,076
Dec 22	$8,996	$8,912	$9,027
Jan 23	$9,219	$9,180	$9,233
Feb 23	$8,995	$8,950	$9,008
Mar 23	$9,266	$9,177	$9,281
Apr 23	$9,335	$9,235	$9,350
May 23	$9,244	$9,135	$9,259
Jun 23	$9,126	$9,102	$9,140
Jul 23	$9,135	$9,094	$9,149
Aug 23	$9,131	$9,037	$9,145
Sep 23	$9,019	$8,813	$9,033
Oct 23	$8,971	$8,676	$8,985
Nov 23	$9,204	$9,057	$9,218
Dec 23	$9,411	$9,393	$9,426
Jan 24	$9,442	$9,382	$9,455
Feb 24	$9,317	$9,253	$9,331
Mar 24	$9,355	$9,331	$9,369
Apr 24	$9,214	$9,106	$9,228
May 24	$9,326	$9,260	$9,341
Jun 24	$9,407	$9,349	$9,423
Jul 24	$9,594	$9,565	$9,611
Aug 24	$9,701	$9,702	$9,719
Sep 24	$9,795	$9,832	$9,814
Oct 24	$9,631	$9,591	$9,649

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.36%	(0.80)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2028 Maturity US Treasury Index...
	7.39	(0.76)

Key Fund statistics

Net Assets...
$710,269,617
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$334,295
Portfolio Turnover Rate...
4%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2028 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 05/15/28...
9.4%
1.25%, 06/30/28...
8.4
1.00%, 07/31/28...
7.9
2.88%, 08/15/28...
7.2
1.25%, 09/30/28...
6.4
1.38%, 10/31/28...
6.0
1.13%, 02/29/28...
5.5
0.75%, 01/31/28...
5.3
3.13%, 11/15/28...
5.2
2.75%, 02/15/28...
4.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2028 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTI-10/24-AR

iShares iBonds Dec 2029 Term Treasury ETF

IBTJ | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.09%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2029 Maturity US Treasury Index returned 8.13%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,176	$10,071	$10,175
Mar 20	$10,571	$9,999	$10,570
Apr 20	$10,644	$10,174	$10,647
May 20	$10,646	$10,226	$10,650
Jun 20	$10,660	$10,295	$10,661
Jul 20	$10,751	$10,453	$10,756
Aug 20	$10,650	$10,367	$10,655
Sep 20	$10,680	$10,366	$10,686
Oct 20	$10,535	$10,315	$10,542
Nov 20	$10,565	$10,416	$10,573
Dec 20	$10,538	$10,427	$10,546
Jan 21	$10,430	$10,346	$10,428
Feb 21	$10,183	$10,161	$10,148
Mar 21	$9,960	$10,054	$9,968
Apr 21	$10,052	$10,140	$10,063
May 21	$10,090	$10,171	$10,100
Jun 21	$10,174	$10,257	$10,183
Jul 21	$10,357	$10,367	$10,367
Aug 21	$10,319	$10,353	$10,331
Sep 21	$10,171	$10,254	$10,183
Oct 21	$10,104	$10,256	$10,117
Nov 21	$10,191	$10,297	$10,203
Dec 21	$10,163	$10,263	$10,173
Jan 22	$9,960	$10,048	$9,973
Feb 22	$9,925	$9,920	$9,937
Mar 22	$9,560	$9,643	$9,571
Apr 22	$9,259	$9,288	$9,269
May 22	$9,326	$9,328	$9,337
Jun 22	$9,243	$9,203	$9,252
Jul 22	$9,467	$9,416	$9,476
Aug 22	$9,148	$9,160	$9,157
Sep 22	$8,799	$8,756	$8,807
Oct 22	$8,718	$8,637	$8,727
Nov 22	$8,978	$8,950	$8,984
Dec 22	$8,887	$8,912	$8,913
Jan 23	$9,128	$9,180	$9,138
Feb 23	$8,887	$8,950	$8,895
Mar 23	$9,177	$9,177	$9,187
Apr 23	$9,243	$9,235	$9,253
May 23	$9,147	$9,135	$9,158
Jun 23	$9,026	$9,102	$9,038
Jul 23	$9,018	$9,094	$9,030
Aug 23	$8,999	$9,037	$9,011
Sep 23	$8,846	$8,813	$8,858
Oct 23	$8,765	$8,676	$8,777
Nov 23	$9,044	$9,057	$9,057
Dec 23	$9,287	$9,393	$9,301
Jan 24	$9,317	$9,382	$9,332
Feb 24	$9,178	$9,253	$9,193
Mar 24	$9,224	$9,331	$9,238
Apr 24	$9,049	$9,106	$9,064
May 24	$9,173	$9,260	$9,187
Jun 24	$9,264	$9,349	$9,279
Jul 24	$9,470	$9,565	$9,486
Aug 24	$9,581	$9,702	$9,597
Sep 24	$9,680	$9,832	$9,697
Oct 24	$9,475	$9,591	$9,490

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.09%	(1.15)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2029 Maturity US Treasury Index...
	8.13	(1.11)

Key Fund statistics

Net Assets...
$367,608,356
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$169,897
Portfolio Turnover Rate...
35%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was February 25, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2029 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.63%, 02/15/29...
7.1%
4.00%, 01/31/29...
6.6
1.75%, 01/31/29...
6.1
2.88%, 04/30/29...
6.1
3.25%, 06/30/29...
5.9
4.25%, 02/28/29...
5.8
3.13%, 08/31/29...
5.4
2.63%, 07/31/29...
5.1
2.75%, 05/31/29...
5.1
4.00%, 07/31/29...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2029 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTJ-10/24-AR

iShares iBonds Dec 2030 Term Treasury ETF

IBTK | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.76%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2030 Maturity US Treasury Index returned 8.82%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 14, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Treasury Index
Jun 20	$10,000	$10,000	$10,000
Jul 20	$10,072	$10,086	$10,071
Aug 20	$9,948	$10,003	$9,947
Sep 20	$9,977	$10,002	$9,976
Oct 20	$9,819	$9,952	$9,819
Nov 20	$9,848	$10,049	$9,849
Dec 20	$9,802	$10,061	$9,801
Jan 21	$9,666	$9,982	$9,653
Feb 21	$9,403	$9,804	$9,354
Mar 21	$9,144	$9,700	$9,141
Apr 21	$9,246	$9,784	$9,246
May 21	$9,284	$9,813	$9,286
Jun 21	$9,407	$9,896	$9,406
Jul 21	$9,604	$10,003	$9,607
Aug 21	$9,567	$9,989	$9,568
Sep 21	$9,406	$9,894	$9,408
Oct 21	$9,369	$9,896	$9,373
Nov 21	$9,474	$9,935	$9,477
Dec 21	$9,441	$9,902	$9,442
Jan 22	$9,227	$9,694	$9,229
Feb 22	$9,187	$9,571	$9,191
Mar 22	$8,819	$9,304	$8,822
Apr 22	$8,465	$8,962	$8,469
May 22	$8,528	$9,000	$8,533
Jun 22	$8,446	$8,880	$8,451
Jul 22	$8,692	$9,085	$8,697
Aug 22	$8,368	$8,838	$8,373
Sep 22	$7,999	$8,448	$8,005
Oct 22	$7,899	$8,333	$7,905
Nov 22	$8,168	$8,635	$8,174
Dec 22	$8,051	$8,599	$8,081
Jan 23	$8,325	$8,857	$8,332
Feb 23	$8,058	$8,635	$8,067
Mar 23	$8,343	$8,854	$8,354
Apr 23	$8,410	$8,911	$8,421
May 23	$8,302	$8,814	$8,314
Jun 23	$8,186	$8,782	$8,196
Jul 23	$8,160	$8,774	$8,170
Aug 23	$8,123	$8,720	$8,134
Sep 23	$7,937	$8,503	$7,947
Oct 23	$7,830	$8,371	$7,840
Nov 23	$8,117	$8,738	$8,129
Dec 23	$8,375	$9,062	$8,386
Jan 24	$8,391	$9,052	$8,404
Feb 24	$8,246	$8,928	$8,258
Mar 24	$8,297	$9,003	$8,309
Apr 24	$8,104	$8,786	$8,117
May 24	$8,229	$8,935	$8,242
Jun 24	$8,324	$9,020	$8,338
Jul 24	$8,536	$9,229	$8,551
Aug 24	$8,645	$9,361	$8,660
Sep 24	$8,746	$9,486	$8,762
Oct 24	$8,515	$9,254	$8,532

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.76%	(3.67)%
ICE BofA US Broad Market Index...
	10.55	(1.79)
ICE 2030 Maturity US Treasury Index ...
	8.82	(3.63)

Key Fund statistics

Net Assets...
$283,067,821
Number of Portfolio Holdings...
16
Net Investment Advisory Fees...
$156,036
Portfolio Turnover Rate...
15%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was July 14, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2030 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.63%, 08/15/30...
17.8%
0.63%, 05/15/30...
13.3
0.88%, 11/15/30...
11.2
1.50%, 02/15/30...
7.6
4.00%, 02/28/30...
7.3
4.63%, 09/30/30...
6.2
4.38%, 11/30/30...
5.8
3.50%, 04/30/30...
5.8
3.75%, 05/31/30...
5.7
4.13%, 08/31/30...
4.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2030 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTK-10/24-AR

iShares iBonds Dec 2031 Term Treasury ETF

IBTL | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.22%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2031 Maturity US Treasury Index returned 9.26%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 13, 2021 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Treasury Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$10,169	$10,095	$10,170
Aug 21	$10,128	$10,081	$10,130
Sep 21	$9,952	$9,985	$9,954
Oct 21	$9,919	$9,987	$9,922
Nov 21	$10,051	$10,026	$10,054
Dec 21	$9,997	$9,993	$10,002
Jan 22	$9,771	$9,784	$9,774
Feb 22	$9,730	$9,660	$9,734
Mar 22	$9,332	$9,389	$9,336
Apr 22	$8,913	$9,045	$8,918
May 22	$8,969	$9,083	$8,974
Jun 22	$8,884	$8,961	$8,890
Jul 22	$9,165	$9,169	$9,171
Aug 22	$8,805	$8,920	$8,812
Sep 22	$8,380	$8,526	$8,386
Oct 22	$8,260	$8,410	$8,267
Nov 22	$8,563	$8,715	$8,570
Dec 22	$8,439	$8,678	$8,475
Jan 23	$8,740	$8,939	$8,749
Feb 23	$8,456	$8,715	$8,466
Mar 23	$8,762	$8,936	$8,773
Apr 23	$8,843	$8,993	$8,855
May 23	$8,712	$8,895	$8,724
Jun 23	$8,598	$8,863	$8,611
Jul 23	$8,552	$8,855	$8,564
Aug 23	$8,494	$8,800	$8,507
Sep 23	$8,241	$8,581	$8,254
Oct 23	$8,093	$8,448	$8,106
Nov 23	$8,443	$8,819	$8,458
Dec 23	$8,751	$9,146	$8,768
Jan 24	$8,761	$9,135	$8,778
Feb 24	$8,580	$9,010	$8,597
Mar 24	$8,641	$9,086	$8,659
Apr 24	$8,404	$8,867	$8,421
May 24	$8,542	$9,017	$8,560
Jun 24	$8,647	$9,103	$8,665
Jul 24	$8,885	$9,314	$8,904
Aug 24	$9,000	$9,447	$9,019
Sep 24	$9,111	$9,573	$9,131
Oct 24	$8,839	$9,339	$8,858

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.22%	(3.67)%
ICE BofA US Broad Market Index...
	10.55	(2.05)
ICE 2031 Maturity US Treasury Index...
	9.26	(3.61)

Key Fund statistics

Net Assets...
$240,512,078
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$127,230
Portfolio Turnover Rate...
39%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was July 13, 2021.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2031 Maturity US Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.6%
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
17.6%
1.38%, 11/15/31...
17.2
1.63%, 05/15/31...
17.0
1.13%, 02/15/31...
11.2
4.25%, 02/28/31...
7.4
4.13%, 03/31/31...
7.1
4.63%, 04/30/31...
6.8
4.00%, 01/31/31...
5.3
4.13%, 07/31/31...
2.4
3.75%, 08/31/31...
2.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2031 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTL-10/24-AR

iShares iBonds Dec 2032 Term Treasury ETF

IBTM | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.58%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2032 Maturity US Treasury Index returned 9.66%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 6, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Treasury Index
Jun 22	$10,000	$10,000	$10,000
Jul 22	$10,244	$10,211	$10,246
Aug 22	$9,835	$9,933	$9,836
Sep 22	$9,349	$9,495	$9,348
Oct 22	$9,184	$9,366	$9,185
Nov 22	$9,524	$9,705	$9,525
Dec 22	$9,392	$9,664	$9,425
Jan 23	$9,725	$9,955	$9,725
Feb 23	$9,416	$9,705	$9,416
Mar 23	$9,769	$9,951	$9,770
Apr 23	$9,847	$10,015	$9,848
May 23	$9,706	$9,906	$9,707
Jun 23	$9,591	$9,870	$9,592
Jul 23	$9,526	$9,862	$9,528
Aug 23	$9,446	$9,800	$9,448
Sep 23	$9,146	$9,557	$9,148
Oct 23	$8,967	$9,409	$8,969
Nov 23	$9,372	$9,821	$9,375
Dec 23	$9,731	$10,186	$9,735
Jan 24	$9,737	$10,173	$9,742
Feb 24	$9,540	$10,034	$9,545
Mar 24	$9,607	$10,119	$9,613
Apr 24	$9,322	$9,874	$9,328
May 24	$9,488	$10,042	$9,495
Jun 24	$9,607	$10,138	$9,614
Jul 24	$9,886	$10,373	$9,894
Aug 24	$10,026	$10,521	$10,035
Sep 24	$10,154	$10,661	$10,164
Oct 24	$9,826	$10,401	$9,835

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.58%	(0.75)%
ICE BofA US Broad Market Index...
	10.55	1.71
ICE 2032 Maturity US Treasury Index...
	9.66	(0.71)

Key Fund statistics

Net Assets...
$250,195,955
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$138,799
Portfolio Turnover Rate...
2%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was July 6, 2022.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 2032 Maturity US Treasury Index (the“Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm.The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1,2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.5%
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 11/15/32...
26.2%
U.S. Treasury Notes, 2.88%, 05/15/32...
24.8
U.S. Treasury Notes, 1.88%, 02/15/32...
23.8
U.S. Treasury Notes, 2.75%, 08/15/32...
23.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTM-10/24-AR

iShares iBonds Dec 2033 Term Treasury ETF

IBTO | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.58%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2033 Maturity US Treasury Index returned 9.63%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 27, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Treasury Index
May 23	$10,000	$10,000	$10,000
Jun 23	$9,963	$9,978	$9,960
Jul 23	$9,886	$9,970	$9,884
Aug 23	$9,798	$9,908	$9,795
Sep 23	$9,464	$9,661	$9,461
Oct 23	$9,262	$9,512	$9,258
Nov 23	$9,700	$9,929	$9,696
Dec 23	$10,096	$10,297	$10,092
Jan 24	$10,085	$10,285	$10,081
Feb 24	$9,877	$10,144	$9,873
Mar 24	$9,942	$10,230	$9,939
Apr 24	$9,629	$9,983	$9,626
May 24	$9,806	$10,152	$9,803
Jun 24	$9,927	$10,249	$9,925
Jul 24	$10,215	$10,486	$10,213
Aug 24	$10,360	$10,636	$10,359
Sep 24	$10,498	$10,778	$10,497
Oct 24	$10,149	$10,515	$10,149

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.58%	1.11%
ICE BofA US Broad Market Index...
	10.55	3.81
ICE 2033 Maturity US Treasury Index...
	9.63	1.11

Key Fund statistics

Net Assets...
$215,285,048
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$116,879
Portfolio Turnover Rate...
23%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was June 27, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
28.0%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.50%, 02/15/33...
22.6
U.S. Treasury Notes, 3.38%, 05/15/33...
22.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with these companies listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Treasury ETF

Annual Shareholder Report — October 31, 2024

IBTO-10/24-AR

iShares iBonds 2028 Term High Yield and Income ETF

IBHH | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$38	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 15.60%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2028 Term High Yield and Income Index returned 16.04%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 8, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2028 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,071	$9,835	$10,052
Apr 22	$9,681	$9,468	$9,665
May 22	$9,686	$9,520	$9,672
Jun 22	$8,990	$9,330	$8,969
Jul 22	$9,562	$9,564	$9,546
Aug 22	$9,294	$9,316	$9,278
Sep 22	$8,906	$8,914	$8,894
Oct 22	$9,190	$8,817	$9,183
Nov 22	$9,353	$9,145	$9,343
Dec 22	$9,278	$9,114	$9,273
Jan 23	$9,629	$9,397	$9,627
Feb 23	$9,477	$9,166	$9,479
Mar 23	$9,607	$9,381	$9,600
Apr 23	$9,707	$9,438	$9,707
May 23	$9,602	$9,341	$9,605
Jun 23	$9,746	$9,326	$9,746
Jul 23	$9,879	$9,335	$9,885
Aug 23	$9,899	$9,279	$9,903
Sep 23	$9,765	$9,058	$9,780
Oct 23	$9,678	$8,922	$9,693
Nov 23	$10,113	$9,323	$10,133
Dec 23	$10,486	$9,677	$10,509
Jan 24	$10,478	$9,654	$10,502
Feb 24	$10,512	$9,538	$10,538
Mar 24	$10,622	$9,632	$10,658
Apr 24	$10,543	$9,407	$10,577
May 24	$10,632	$9,562	$10,671
Jun 24	$10,729	$9,650	$10,777
Jul 24	$10,912	$9,869	$10,963
Aug 24	$11,068	$10,014	$11,121
Sep 24	$11,225	$10,151	$11,282
Oct 24	$11,188	$9,921	$11,248

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	15.60%	4.33%
Bloomberg U.S. Universal Index...
	11.20	(0.30)
Bloomberg 2028 Term High Yield and Income Index...
	16.04	4.55

Key Fund statistics

Net Assets...
$141,084,471
Number of Portfolio Holdings...
326
Net Investment Advisory Fees...
$266,157
Portfolio Turnover Rate...
13%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.3%
Ba...
32.9
B...
51.9
Caa...
10.8
Not Rated...
1.7
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
Uniti Group LP, 10.50%, 02/15/28...
1.4%
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.1
CCO Holdings LLC, 5.00%, 02/01/28...
1.1
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.1
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28...
1.0
TransDigm, Inc., 6.75%, 08/15/28...
1.0
Organon & Co., 4.13%, 04/30/28...
0.9
Sirius XM Radio, Inc., 4.00%, 07/15/28...
0.9
Olympus Water US Holding Corp., 9.75%, 11/15/28...
0.8
Tenneco, Inc., 8.00%, 11/17/28...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2028 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2024

IBHH-10/24-AR

iShares iBonds 2029 Term High Yield and Income ETF

IBHI | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$38	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 17.88%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2029 Term High Yield and Income Index returned 18.07%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 8, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2029 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,041	$9,835	$10,027
Apr 22	$9,576	$9,468	$9,559
May 22	$9,603	$9,520	$9,585
Jun 22	$8,848	$9,330	$8,831
Jul 22	$9,483	$9,564	$9,477
Aug 22	$9,203	$9,316	$9,201
Sep 22	$8,722	$8,914	$8,721
Oct 22	$8,994	$8,817	$8,987
Nov 22	$9,201	$9,145	$9,189
Dec 22	$9,108	$9,114	$9,102
Jan 23	$9,495	$9,397	$9,492
Feb 23	$9,320	$9,166	$9,319
Mar 23	$9,473	$9,381	$9,473
Apr 23	$9,586	$9,438	$9,589
May 23	$9,455	$9,341	$9,454
Jun 23	$9,619	$9,326	$9,620
Jul 23	$9,751	$9,335	$9,758
Aug 23	$9,751	$9,279	$9,759
Sep 23	$9,589	$9,058	$9,597
Oct 23	$9,474	$8,922	$9,483
Nov 23	$9,990	$9,323	$9,995
Dec 23	$10,414	$9,677	$10,424
Jan 24	$10,426	$9,654	$10,441
Feb 24	$10,433	$9,538	$10,443
Mar 24	$10,579	$9,632	$10,595
Apr 24	$10,458	$9,407	$10,471
May 24	$10,576	$9,562	$10,585
Jun 24	$10,687	$9,650	$10,699
Jul 24	$10,898	$9,869	$10,909
Aug 24	$11,075	$10,014	$11,092
Sep 24	$11,227	$10,151	$11,250
Oct 24	$11,168	$9,921	$11,196

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	17.88%	4.25%
Bloomberg U.S. Universal Index...
	11.20	(0.30)
Bloomberg 2029 Term High Yield and Income Index...
	18.07	4.36

Key Fund statistics

Net Assets...
$83,772,148
Number of Portfolio Holdings...
447
Net Investment Advisory Fees...
$145,149
Portfolio Turnover Rate...
20%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was March 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
33.7
B...
45.7
Caa...
15.7
Not Rated...
3.0
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Medline Borrower LP, 3.88%, 04/01/29...
1.3%
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.2
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.1
American Airlines, Inc., 5.75%, 04/20/29...
0.9
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.8
Medline Borrower LP, 5.25%, 10/01/29...
0.8
Staples, Inc., 10.75%, 09/01/29...
0.7
Rakuten Group, Inc., 9.75%, 04/15/29...
0.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2029 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2024

IBHI-10/24-AR

iShares iBonds 2030 Term High Yield and Income ETF

IBHJ | Cboe BZX Exchange

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$38	0.35%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 17.12%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2030 Term High Yield and Income Index returned 17.29%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg 2030 Term High Yield and Income Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,043	$9,968	$10,040
Jul 23	$10,166	$9,978	$10,164
Aug 23	$10,172	$9,918	$10,171
Sep 23	$9,961	$9,681	$9,963
Oct 23	$9,844	$9,535	$9,849
Nov 23	$10,400	$9,965	$10,409
Dec 23	$10,802	$10,343	$10,811
Jan 24	$10,807	$10,318	$10,814
Feb 24	$10,779	$10,194	$10,790
Mar 24	$10,944	$10,294	$10,953
Apr 24	$10,842	$10,054	$10,845
May 24	$10,964	$10,220	$10,970
Jun 24	$11,062	$10,314	$11,074
Jul 24	$11,283	$10,548	$11,296
Aug 24	$11,493	$10,703	$11,511
Sep 24	$11,650	$10,850	$11,671
Oct 24	$11,530	$10,604	$11,552

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	17.12%	11.02%
Bloomberg U.S. Universal Index...
	11.20	4.41
Bloomberg 2030 Term High Yield and Income Index...
	17.29	11.21

Key Fund statistics

Net Assets...
$38,202,904
Number of Portfolio Holdings...
214
Net Investment Advisory Fees...
$72,480
Portfolio Turnover Rate...
20%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.3%
Ba...
39.5
B...
44.1
Caa...
12.4
Not Rated...
2.0
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
2.1%
EMRLD Borrower LP, 6.63%, 12/15/30...
1.7
Intelsat Jackson Holdings SA, 6.50%, 03/15/30...
1.7
1011778 BC ULC, 4.00%, 10/15/30...
1.6
CCO Holdings LLC, 4.75%, 03/01/30...
1.6
DaVita, Inc., 4.63%, 06/01/30...
1.5
CCO Holdings LLC, 4.50%, 08/15/30...
1.4
AthenaHealth Group, Inc., 6.50%, 02/15/30...
1.3
Caesars Entertainment, Inc., 7.00%, 02/15/30...
1.2
Tenet Healthcare Corp., 6.13%, 06/15/30...
1.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 2030 Term High Yield and Income ETF

Annual Shareholder Report — October 31, 2024

IBHJ-10/24-AR

iShares iBonds Oct 2025 Term TIPS ETF

IBIB | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2025 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2025 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.98%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2025 Maturity US Inflation-Linked Treasury Index returned 6.07%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,979	$9,820	$9,980
Oct 23	$10,033	$9,668	$10,036
Nov 23	$10,099	$10,092	$10,103
Dec 23	$10,162	$10,466	$10,165
Jan 24	$10,207	$10,454	$10,211
Feb 24	$10,244	$10,311	$10,249
Mar 24	$10,294	$10,397	$10,302
Apr 24	$10,357	$10,147	$10,366
May 24	$10,408	$10,318	$10,418
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,466	$10,658	$10,476
Aug 24	$10,517	$10,811	$10,527
Sep 24	$10,588	$10,955	$10,600
Oct 24	$10,633	$10,687	$10,645

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.98%	5.57%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2025 Maturity US Inflation-Linked Treasury Index...
	6.07	5.68

Key Fund statistics

Net Assets...
$21,495,854
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$13,950
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/25...
24.0%
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
22.0
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/25...
21.2
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/25...
17.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
15.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2025 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIB-10/24-AR

iShares iBonds Oct 2026 Term TIPS ETF

IBIC | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.60%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2026 Maturity US Inflation-Linked Treasury Index returned 6.69%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,953	$9,820	$9,954
Oct 23	$10,003	$9,668	$10,006
Nov 23	$10,108	$10,092	$10,111
Dec 23	$10,207	$10,466	$10,210
Jan 24	$10,255	$10,454	$10,259
Feb 24	$10,245	$10,311	$10,250
Mar 24	$10,289	$10,397	$10,297
Apr 24	$10,304	$10,147	$10,313
May 24	$10,390	$10,318	$10,400
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,505	$10,658	$10,515
Aug 24	$10,570	$10,811	$10,580
Sep 24	$10,668	$10,955	$10,679
Oct 24	$10,663	$10,687	$10,675

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.60%	5.84%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	6.69	5.94

Key Fund statistics

Net Assets...
$20,351,075
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$14,884
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.6
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.5
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.5
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
10.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2026 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIC-10/24-AR

iShares iBonds Oct 2027 Term TIPS ETF

IBID | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.27%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2027 Maturity US Inflation-Linked Treasury Index returned 7.36%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,932	$9,820	$9,934
Oct 23	$9,956	$9,668	$9,959
Nov 23	$10,094	$10,092	$10,097
Dec 23	$10,240	$10,466	$10,244
Jan 24	$10,288	$10,454	$10,292
Feb 24	$10,237	$10,311	$10,243
Mar 24	$10,287	$10,397	$10,295
Apr 24	$10,260	$10,147	$10,269
May 24	$10,369	$10,318	$10,379
Jun 24	$10,439	$10,417	$10,449
Jul 24	$10,551	$10,658	$10,561
Aug 24	$10,618	$10,811	$10,629
Sep 24	$10,733	$10,955	$10,744
Oct 24	$10,679	$10,687	$10,692

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.27%	5.98%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	7.36	6.09

Key Fund statistics

Net Assets...
$19,174,791
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$13,843
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.7%
Short-Term and Other Assets...
0.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
24.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
23.9
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.4
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.4
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2027 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBID-10/24-AR

iShares iBonds Oct 2028 Term TIPS ETF

IBIE | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.60%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2028 Maturity US Inflation-Linked Treasury Index returned 7.64%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,908	$9,820	$9,910
Oct 23	$9,909	$9,668	$9,912
Nov 23	$10,074	$10,092	$10,076
Dec 23	$10,260	$10,466	$10,263
Jan 24	$10,307	$10,454	$10,306
Feb 24	$10,222	$10,311	$10,223
Mar 24	$10,282	$10,397	$10,286
Apr 24	$10,211	$10,147	$10,216
May 24	$10,342	$10,318	$10,349
Jun 24	$10,421	$10,417	$10,427
Jul 24	$10,578	$10,658	$10,583
Aug 24	$10,638	$10,811	$10,644
Sep 24	$10,766	$10,955	$10,773
Oct 24	$10,661	$10,687	$10,669

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.60%	5.82%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	7.64	5.88

Key Fund statistics

Net Assets...
$20,449,476
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$13,928
Portfolio Turnover Rate...
10%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 13, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.3%
Short-Term and Other Assets...
0.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
25.1%
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
24.4
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.6
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
19.2
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
9.3

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2028 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIE-10/24-AR

iShares iBonds Oct 2029 Term TIPS ETF

IBIF | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.02%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2029 Maturity US Inflation-Linked Treasury Index returned 8.10%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,914	$9,873	$9,915
Oct 23	$9,894	$9,720	$9,896
Nov 23	$10,096	$10,146	$10,098
Dec 23	$10,323	$10,523	$10,327
Jan 24	$10,374	$10,510	$10,378
Feb 24	$10,261	$10,366	$10,266
Mar 24	$10,329	$10,454	$10,337
Apr 24	$10,236	$10,201	$10,244
May 24	$10,381	$10,374	$10,389
Jun 24	$10,466	$10,473	$10,474
Jul 24	$10,646	$10,716	$10,654
Aug 24	$10,709	$10,869	$10,716
Sep 24	$10,838	$11,014	$10,847
Oct 24	$10,688	$10,745	$10,697

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.02%	6.14%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	8.10	6.23

Key Fund statistics

Net Assets...
$17,929,938
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$12,084
Portfolio Turnover Rate...
57%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
27.5%
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
19.3
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
16.8
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
14.5
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
12.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2029 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIF-10/24-AR

iShares iBonds Oct 2030 Term TIPS ETF

IBIG | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.03%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2030 Maturity US Inflation-Linked Treasury Index returned 9.12%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,861	$9,873	$9,861
Oct 23	$9,801	$9,720	$9,802
Nov 23	$10,065	$10,146	$10,067
Dec 23	$10,335	$10,523	$10,338
Jan 24	$10,404	$10,510	$10,407
Feb 24	$10,243	$10,366	$10,247
Mar 24	$10,332	$10,454	$10,340
Apr 24	$10,185	$10,201	$10,193
May 24	$10,360	$10,374	$10,369
Jun 24	$10,443	$10,473	$10,452
Jul 24	$10,656	$10,716	$10,664
Aug 24	$10,739	$10,869	$10,747
Sep 24	$10,880	$11,014	$10,890
Oct 24	$10,685	$10,745	$10,696

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.03%	6.12%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	9.12	6.22

Key Fund statistics

Net Assets...
$16,650,536
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$11,294
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
52.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
47.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2030 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIG-10/24-AR

iShares iBonds Oct 2031 Term TIPS ETF

IBIH | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.47%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2031 Maturity US Inflation-Linked Treasury Index returned 9.56%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,839	$9,873	$9,839
Oct 23	$9,746	$9,720	$9,747
Nov 23	$10,049	$10,146	$10,051
Dec 23	$10,354	$10,523	$10,357
Jan 24	$10,426	$10,510	$10,429
Feb 24	$10,246	$10,366	$10,251
Mar 24	$10,331	$10,454	$10,339
Apr 24	$10,151	$10,201	$10,159
May 24	$10,335	$10,374	$10,344
Jun 24	$10,428	$10,473	$10,437
Jul 24	$10,658	$10,716	$10,666
Aug 24	$10,749	$10,869	$10,757
Sep 24	$10,899	$11,014	$10,909
Oct 24	$10,668	$10,745	$10,679

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.47%	5.97%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	9.56	6.07

Key Fund statistics

Net Assets...
$16,629,035
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$9,667
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2031 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIH-10/24-AR

iShares iBonds Oct 2032 Term TIPS ETF

IBII | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.78%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2032 Maturity US Inflation-Linked Treasury Index returned 9.88%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,825	$9,873	$9,825
Oct 23	$9,708	$9,720	$9,709
Nov 23	$10,036	$10,146	$10,038
Dec 23	$10,372	$10,523	$10,376
Jan 24	$10,427	$10,510	$10,431
Feb 24	$10,250	$10,366	$10,256
Mar 24	$10,334	$10,454	$10,343
Apr 24	$10,124	$10,201	$10,133
May 24	$10,317	$10,374	$10,327
Jun 24	$10,415	$10,473	$10,425
Jul 24	$10,659	$10,716	$10,667
Aug 24	$10,751	$10,869	$10,760
Sep 24	$10,920	$11,014	$10,930
Oct 24	$10,658	$10,745	$10,668

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.78%	5.88%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	9.88	5.97

Key Fund statistics

Net Assets...
$11,410,701
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$8,957
Portfolio Turnover Rate...
0%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.4
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2032 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBII-10/24-AR

iShares iBonds Oct 2033 Term TIPS ETF

IBIJ | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.84%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2033 Maturity US Inflation-Linked Treasury Index returned 9.90%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,808	$9,873	$9,808
Oct 23	$9,665	$9,720	$9,663
Nov 23	$10,027	$10,146	$10,026
Dec 23	$10,376	$10,523	$10,374
Jan 24	$10,422	$10,510	$10,420
Feb 24	$10,244	$10,366	$10,243
Mar 24	$10,328	$10,454	$10,330
Apr 24	$10,083	$10,201	$10,085
May 24	$10,288	$10,374	$10,291
Jun 24	$10,381	$10,473	$10,384
Jul 24	$10,633	$10,716	$10,634
Aug 24	$10,722	$10,869	$10,724
Sep 24	$10,903	$11,014	$10,906
Oct 24	$10,616	$10,745	$10,620

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.84%	5.51%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	9.90	5.54

Key Fund statistics

Net Assets...
$17,832,377
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$13,359
Portfolio Turnover Rate...
5%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 19, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.9%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Oct 2033 Term TIPS ETF

Annual Shareholder Report — October 31, 2024

IBIJ-10/24-AR

iShares iBonds Dec 2032 Term Corporate ETF

IBDX | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 14.76%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2032 Maturity Corporate Index returned 14.79%.

What contributed to performance?

U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.

Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 28, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2032 Maturity Corporate Index
May 22	$10,000	$10,000	$10,000
Jun 22	$10,082	$10,080	$10,082
Jul 22	$10,521	$10,334	$10,523
Aug 22	$10,104	$10,065	$10,106
Sep 22	$9,523	$9,631	$9,521
Oct 22	$9,466	$9,526	$9,464
Nov 22	$9,979	$9,881	$9,979
Dec 22	$9,891	$9,847	$9,923
Jan 23	$10,338	$10,153	$10,338
Feb 23	$9,962	$9,903	$9,966
Mar 23	$10,315	$10,136	$10,321
Apr 23	$10,403	$10,197	$10,412
May 23	$10,246	$10,092	$10,253
Jun 23	$10,258	$10,076	$10,265
Jul 23	$10,289	$10,086	$10,298
Aug 23	$10,220	$10,025	$10,230
Sep 23	$9,912	$9,786	$9,923
Oct 23	$9,702	$9,639	$9,711
Nov 23	$10,342	$10,073	$10,348
Dec 23	$10,813	$10,455	$10,833
Jan 24	$10,776	$10,430	$10,785
Feb 24	$10,598	$10,305	$10,607
Mar 24	$10,745	$10,406	$10,762
Apr 24	$10,473	$10,163	$10,482
May 24	$10,677	$10,331	$10,687
Jun 24	$10,762	$10,426	$10,776
Jul 24	$11,044	$10,663	$11,056
Aug 24	$11,220	$10,820	$11,232
Sep 24	$11,408	$10,968	$11,421
Oct 24	$11,134	$10,719	$11,147

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.76%	4.69%
Bloomberg U.S. Universal Index...
	11.20	3.01
Bloomberg December 2032 Maturity Corporate Index...
	14.79	4.75

Key Fund statistics

Net Assets...
$850,866,994
Number of Portfolio Holdings...
329
Net Investment Advisory Fees...
$588,410
Portfolio Turnover Rate...
2%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was June 28, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.5%
Aa...
5.4
A...
32.4
Baa...
55.4
Ba...
3.5
Not Rated...
1.4
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.8%
Verizon Communications, Inc., 2.36%, 03/15/32...
1.5
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.4
Meta Platforms, Inc., 3.85%, 08/15/32...
1.1
Sprint Capital Corp., 8.75%, 03/15/32...
1.0
Oracle Corp., 6.25%, 11/09/32...
1.0
Amazon.com, Inc., 3.60%, 04/13/32...
0.9
Amazon.com, Inc., 4.70%, 12/01/32...
0.9
AT&T, Inc., 2.25%, 02/01/32...
0.9
Ford Motor Co., 3.25%, 02/12/32...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2032 Term Corporate ETF

Annual Shareholder Report — October 31, 2024

IBDX-10/24-AR

iShares iBonds Dec 2033 Term Corporate ETF

IBDY | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 14.79%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2033 Maturity Corporate Index returned 14.86%.

What contributed to performance?

U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.

Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2033 Maturity Corporate Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,000	$9,968	$9,997
Jul 23	$10,036	$9,978	$10,033
Aug 23	$9,965	$9,918	$9,962
Sep 23	$9,656	$9,681	$9,654
Oct 23	$9,448	$9,535	$9,443
Nov 23	$10,102	$9,965	$10,098
Dec 23	$10,568	$10,343	$10,576
Jan 24	$10,531	$10,318	$10,527
Feb 24	$10,343	$10,194	$10,340
Mar 24	$10,488	$10,294	$10,494
Apr 24	$10,210	$10,054	$10,208
May 24	$10,415	$10,220	$10,413
Jun 24	$10,496	$10,314	$10,498
Jul 24	$10,781	$10,548	$10,781
Aug 24	$10,945	$10,703	$10,945
Sep 24	$11,133	$10,850	$11,134
Oct 24	$10,845	$10,604	$10,846

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.79%	6.14%
Bloomberg U.S. Universal Index...
	11.20	4.41
Bloomberg December 2033 Maturity Corporate Index...
	14.86	6.16

Key Fund statistics

Net Assets...
$662,596,667
Number of Portfolio Holdings...
324
Net Investment Advisory Fees...
$397,692
Portfolio Turnover Rate...
1%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was June 21, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.8%
Aa...
4.1
A...
37.8
Baa...
53.0
Ba...
1.8
Not Rated...
0.7
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.8%
Amgen, Inc., 5.25%, 03/02/33...
1.6
AT&T, Inc., 2.55%, 12/01/33...
1.1
T-Mobile USA, Inc., 5.05%, 07/15/33...
1.0
Enbridge, Inc., 5.70%, 03/08/33...
0.9
Philip Morris International, Inc., 5.38%, 02/15/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Intel Corp., 5.20%, 02/10/33...
0.8
UnitedHealth Group, Inc., 5.35%, 02/15/33...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds Dec 2033 Term Corporate ETF

Annual Shareholder Report — October 31, 2024

IBDY-10/24-AR

iShares Yield Optimized Bond ETF

BYLD | NYSE Arca

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Rounds to less than 0.01%.
Footnote(c)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 12.09%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Morningstar® U.S. Bond Market Yield-Optimized IndexSM returned 12.04%.

What contributed to performance?

Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve (“Fed”) since March 2020. The reporting period was characterized by anticipation of the Fed’s next moves, amid a cooling labor market, geopolitical tensions, and overall macroeconomic volatility. Rates falling in tandem with credit spreads tightening led to the Fund’s strong performance. Longer-term investment-grade corporates were the largest contributors to the Fund’s performance, followed by high yield issues, and U.S. dollar denominated emerging market debt.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2014 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Morningstar® U.S. Bond Market Yield-Optimized Index℠
Nov 14	$10,036	$10,054	$10,033
Dec 14	$10,015	$10,036	$10,011
Jan 15	$10,131	$10,227	$10,129
Feb 15	$10,150	$10,167	$10,148
Mar 15	$10,151	$10,209	$10,148
Apr 15	$10,155	$10,197	$10,154
May 15	$10,131	$10,180	$10,125
Jun 15	$10,007	$10,066	$9,999
Jul 15	$10,054	$10,125	$10,044
Aug 15	$9,988	$10,095	$9,980
Sep 15	$9,974	$10,134	$9,964
Oct 15	$10,067	$10,167	$10,054
Nov 15	$9,996	$10,130	$9,985
Dec 15	$9,919	$10,079	$9,908
Jan 16	$9,952	$10,190	$9,939
Feb 16	$10,028	$10,263	$10,014
Mar 16	$10,187	$10,388	$10,173
Apr 16	$10,296	$10,459	$10,285
May 16	$10,297	$10,467	$10,286
Jun 16	$10,456	$10,652	$10,440
Jul 16	$10,537	$10,739	$10,523
Aug 16	$10,579	$10,751	$10,563
Sep 16	$10,604	$10,753	$10,593
Oct 16	$10,542	$10,682	$10,524
Nov 16	$10,374	$10,442	$10,354
Dec 16	$10,442	$10,473	$10,423
Jan 17	$10,501	$10,510	$10,480
Feb 17	$10,593	$10,591	$10,572
Mar 17	$10,596	$10,588	$10,573
Apr 17	$10,687	$10,675	$10,663
May 17	$10,770	$10,758	$10,743
Jun 17	$10,762	$10,749	$10,735
Jul 17	$10,837	$10,802	$10,809
Aug 17	$10,915	$10,895	$10,885
Sep 17	$10,906	$10,857	$10,873
Oct 17	$10,914	$10,870	$10,883
Nov 17	$10,901	$10,854	$10,865
Dec 17	$10,955	$10,901	$10,918
Jan 18	$10,872	$10,797	$10,836
Feb 18	$10,748	$10,694	$10,710
Mar 18	$10,785	$10,748	$10,746
Apr 18	$10,716	$10,676	$10,674
May 18	$10,754	$10,735	$10,708
Jun 18	$10,738	$10,719	$10,690
Jul 18	$10,830	$10,741	$10,776
Aug 18	$10,857	$10,794	$10,802
Sep 18	$10,871	$10,748	$10,815
Oct 18	$10,729	$10,658	$10,668
Nov 18	$10,721	$10,706	$10,660
Dec 18	$10,806	$10,874	$10,738
Jan 19	$11,121	$11,024	$11,050
Feb 19	$11,163	$11,036	$11,092
Mar 19	$11,372	$11,235	$11,301
Apr 19	$11,416	$11,251	$11,345
May 19	$11,481	$11,423	$11,409
Jun 19	$11,751	$11,585	$11,674
Jul 19	$11,794	$11,619	$11,715
Aug 19	$12,032	$11,882	$11,952
Sep 19	$12,004	$11,830	$11,923
Oct 19	$12,049	$11,869	$11,965
Nov 19	$12,066	$11,866	$11,982
Dec 19	$12,169	$11,884	$12,085
Jan 20	$12,340	$12,097	$12,254
Feb 20	$12,400	$12,278	$12,311
Mar 20	$11,720	$12,039	$11,644
Apr 20	$12,084	$12,280	$12,000
May 20	$12,283	$12,394	$12,198
Jun 20	$12,317	$12,498	$12,241
Jul 20	$12,553	$12,717	$12,477
Aug 20	$12,527	$12,644	$12,452
Sep 20	$12,480	$12,621	$12,406
Oct 20	$12,450	$12,576	$12,373
Nov 20	$12,616	$12,740	$12,537
Dec 20	$12,683	$12,784	$12,605
Jan 21	$12,595	$12,704	$12,515
Feb 21	$12,405	$12,540	$12,325
Mar 21	$12,307	$12,394	$12,227
Apr 21	$12,422	$12,498	$12,339
May 21	$12,447	$12,546	$12,358
Jun 21	$12,530	$12,637	$12,442
Jul 21	$12,648	$12,764	$12,551
Aug 21	$12,660	$12,756	$12,561
Sep 21	$12,538	$12,647	$12,438
Oct 21	$12,508	$12,636	$12,404
Nov 21	$12,483	$12,652	$12,380
Dec 21	$12,549	$12,643	$12,440
Jan 22	$12,293	$12,366	$12,182
Feb 22	$12,141	$12,197	$12,029
Mar 22	$11,865	$11,870	$11,752
Apr 22	$11,433	$11,427	$11,319
May 22	$11,560	$11,490	$11,442
Jun 22	$11,213	$11,261	$11,095
Jul 22	$11,592	$11,544	$11,468
Aug 22	$11,248	$11,244	$11,123
Sep 22	$10,913	$10,759	$10,787
Oct 22	$10,958	$10,641	$10,829
Nov 22	$11,295	$11,038	$11,159
Dec 22	$11,242	$11,001	$11,107
Jan 23	$11,499	$11,342	$11,360
Feb 23	$11,335	$11,063	$11,195
Mar 23	$11,519	$11,323	$11,374
Apr 23	$11,572	$11,392	$11,426
May 23	$11,499	$11,274	$11,353
Jun 23	$11,584	$11,256	$11,436
Jul 23	$11,656	$11,267	$11,505
Aug 23	$11,622	$11,200	$11,468
Sep 23	$11,416	$10,932	$11,259
Oct 23	$11,308	$10,768	$11,147
Nov 23	$11,792	$11,253	$11,623
Dec 23	$12,163	$11,680	$11,989
Jan 24	$12,162	$11,652	$11,987
Feb 24	$12,098	$11,512	$11,924
Mar 24	$12,230	$11,625	$12,054
Apr 24	$12,017	$11,353	$11,841
May 24	$12,217	$11,542	$12,038
Jun 24	$12,257	$11,647	$12,079
Jul 24	$12,496	$11,911	$12,315
Aug 24	$12,663	$12,087	$12,479
Sep 24	$12,868	$12,253	$12,681
Oct 24	$12,675	$11,974	$12,489

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	12.09%	1.02%	2.40%
Bloomberg U.S. Universal Index...
	11.20	0.18	1.82
Morningstar® U.S. Bond Market Yield-Optimized Index℠...
	12.04	0.86	2.25

Key Fund statistics

Net Assets...
$241,378,020
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
96%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Five largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%

Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares 10+ Year Investment Grade Corporate Bond ETF...
25.5%
iShares 0-3 Month Treasury Bond ETF...
24.1
iShares Broad USD High Yield Corporate Bond ETF...
20.2
iShares JP Morgan USD Emerging Markets Bond ETF...
10.1
iShares Floating Rate Bond ETF...
10.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Morningstar, Inc. and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Yield Optimized Bond ETF

Annual Shareholder Report — October 31, 2024

BYLD-10/24-AR

iShares Core Total USD Bond Market ETF

IUSB | NASDAQ

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Core Total USD Bond Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Total USD Bond Market ETF	$6	0.06%

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 11.18%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20%.

What contributed to performance?

U.S. corporate and U.S. Treasury bonds contributed the most to the Fund’s performance during the reporting period. The major factor driving bond returns for the reporting period was the expectation and then realization of rate cuts by the U.S. Federal Reserve. Corporate bonds, particularly those higher on the quality spectrum, were the main drivers. In the financial sector, bank bonds were supported by hopes of a lower interest rate environment. Intermediate to long-term issues also contributed positively to the Fund’s performance.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2014 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index
Nov 14	$10,046	$10,054
Dec 14	$10,042	$10,036
Jan 15	$10,230	$10,227
Feb 15	$10,176	$10,167
Mar 15	$10,219	$10,209
Apr 15	$10,206	$10,197
May 15	$10,187	$10,180
Jun 15	$10,072	$10,066
Jul 15	$10,133	$10,125
Aug 15	$10,101	$10,095
Sep 15	$10,139	$10,134
Oct 15	$10,179	$10,167
Nov 15	$10,141	$10,130
Dec 15	$10,089	$10,079
Jan 16	$10,202	$10,190
Feb 16	$10,280	$10,263
Mar 16	$10,405	$10,388
Apr 16	$10,477	$10,459
May 16	$10,481	$10,467
Jun 16	$10,666	$10,652
Jul 16	$10,751	$10,739
Aug 16	$10,759	$10,751
Sep 16	$10,758	$10,753
Oct 16	$10,685	$10,682
Nov 16	$10,440	$10,442
Dec 16	$10,470	$10,473
Jan 17	$10,507	$10,510
Feb 17	$10,589	$10,591
Mar 17	$10,584	$10,588
Apr 17	$10,669	$10,675
May 17	$10,756	$10,758
Jun 17	$10,745	$10,749
Jul 17	$10,799	$10,802
Aug 17	$10,890	$10,895
Sep 17	$10,854	$10,857
Oct 17	$10,866	$10,870
Nov 17	$10,847	$10,854
Dec 17	$10,894	$10,901
Jan 18	$10,789	$10,797
Feb 18	$10,681	$10,694
Mar 18	$10,733	$10,748
Apr 18	$10,662	$10,676
May 18	$10,719	$10,735
Jun 18	$10,702	$10,719
Jul 18	$10,728	$10,741
Aug 18	$10,779	$10,794
Sep 18	$10,733	$10,748
Oct 18	$10,642	$10,658
Nov 18	$10,689	$10,706
Dec 18	$10,853	$10,874
Jan 19	$11,006	$11,024
Feb 19	$11,018	$11,036
Mar 19	$11,217	$11,235
Apr 19	$11,234	$11,251
May 19	$11,402	$11,423
Jun 19	$11,561	$11,585
Jul 19	$11,598	$11,619
Aug 19	$11,860	$11,882
Sep 19	$11,808	$11,830
Oct 19	$11,843	$11,869
Nov 19	$11,840	$11,866
Dec 19	$11,859	$11,884
Jan 20	$12,070	$12,097
Feb 20	$12,246	$12,278
Mar 20	$12,005	$12,039
Apr 20	$12,253	$12,280
May 20	$12,368	$12,394
Jun 20	$12,472	$12,498
Jul 20	$12,691	$12,717
Aug 20	$12,617	$12,644
Sep 20	$12,595	$12,621
Oct 20	$12,550	$12,576
Nov 20	$12,717	$12,740
Dec 20	$12,759	$12,784
Jan 21	$12,675	$12,704
Feb 21	$12,510	$12,540
Mar 21	$12,365	$12,394
Apr 21	$12,468	$12,498
May 21	$12,513	$12,546
Jun 21	$12,604	$12,637
Jul 21	$12,730	$12,764
Aug 21	$12,722	$12,756
Sep 21	$12,613	$12,647
Oct 21	$12,599	$12,636
Nov 21	$12,614	$12,652
Dec 21	$12,596	$12,643
Jan 22	$12,327	$12,366
Feb 22	$12,159	$12,197
Mar 22	$11,843	$11,870
Apr 22	$11,401	$11,427
May 22	$11,464	$11,490
Jun 22	$11,233	$11,261
Jul 22	$11,515	$11,544
Aug 22	$11,217	$11,244
Sep 22	$10,734	$10,759
Oct 22	$10,617	$10,641
Nov 22	$11,015	$11,038
Dec 22	$10,957	$11,001
Jan 23	$11,314	$11,342
Feb 23	$11,035	$11,063
Mar 23	$11,295	$11,323
Apr 23	$11,362	$11,392
May 23	$11,246	$11,274
Jun 23	$11,229	$11,256
Jul 23	$11,240	$11,267
Aug 23	$11,171	$11,200
Sep 23	$10,904	$10,932
Oct 23	$10,739	$10,768
Nov 23	$11,222	$11,253
Dec 23	$11,637	$11,680
Jan 24	$11,620	$11,652
Feb 24	$11,480	$11,512
Mar 24	$11,584	$11,625
Apr 24	$11,322	$11,353
May 24	$11,510	$11,542
Jun 24	$11,612	$11,647
Jul 24	$11,878	$11,911
Aug 24	$12,052	$12,087
Sep 24	$12,218	$12,253
Oct 24	$11,939	$11,974

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.18%	0.16%	1.79%
Bloomberg U.S. Universal Index...
	11.20	0.18	1.82

Key Fund statistics

Net Assets...
$33,316,056,972
Number of Portfolio Holdings...
16,670
Net Investment Advisory Fees...
$15,110,493
Portfolio Turnover Rate...
88%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
60.7%
Aa...
3.3
A...
12.3
Baa...
12.9
Ba...
2.9
B...
2.4
Caa...
0.8
Ca...
0.3
C...
0.0Footnote Reference(b)
Not Rated...
4.4
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
38.2%
Corporate Bonds...
31.6
U.S. Government Sponsored Agency Securities...
22.5
Foreign Government Obligations...
3.4
Foreign Agency Obligations...
2.9
Non-Agency Mortgage-Backed Securities...
0.6
Asset-Backed Securities...
0.4
Municipal Bonds...
0.4
Common Stocks...
0.0Footnote Reference(b)

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through February 28, 2029.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Total USD Bond Market ETF

Annual Shareholder Report — October 31, 2024

IUSB-10/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-five series of the registrant for which the fiscal year-end is October 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $456,800 for the fiscal year ended October 31, 2023 and $469,850 for the fiscal year ended October 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $339,500 for the fiscal year ended October 31, 2023 and $339,500 for the fiscal year ended October 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2023 and October 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $339,500 for the fiscal year ended October 31, 2023 and $339,500 for the fiscal year ended October 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
OCTOBER 31, 2024
2024 Annual
Financial Statements and
Additional Information
iShares Trust
iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX Exchange
iShares iBonds Dec 2025 Term Muni Bond ETF | IBMN | Cboe BZX Exchange
iShares iBonds Dec 2026 Term Muni Bond ETF | IBMO | Cboe BZX Exchange
iShares iBonds Dec 2027 Term Muni Bond ETF | IBMP | Cboe BZX Exchange
iShares iBonds Dec 2028 Term Muni Bond ETF | IBMQ | Cboe BZX Exchange
iShares iBonds Dec 2029 Term Muni Bond ETF | IBMR | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.1%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/24 ..... USD 385 $ 385,000
State of Alabama, Series 2016A, GO,
5.00%, 11/01/24 ................. 185 185,000
570,000
California — 17.8%
Bay Area Toll Authority
(a)
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 3.25% , 11/01/24 ............ 15,000 15,000,000
Series 2024H , RB , VRDN ( Bank of America
NA LOC ), 3.25% , 11/01/24 ......... 2,325 2,325,000
California Health Facilities Financing Authority,
Series 2017A, RB, 5.00%, 11/15/24 ..... 135 135,079
California State Public Works Board
Series 2019C , RB , 5.00% , 11/01/24 ..... 170 170,000
Series 2020D , RB , 5.00% , 11/01/24 ..... 520 520,000
Series 2023B , RB , 5.00% , 12/01/24 ..... 315 315,415
Series H , RB , 5.00% , 12/01/24 ......... 90 90,119
California State University
Series 2015A , RB , 4.00% , 11/01/24 ..... 75 75,000
Series 2016A , RB , 4.00% , 11/01/24 ..... 150 150,000
Series 2014A , RB , 5.00% , 11/01/24 ..... 80 80,000
Series 2015A , RB , 5.00% , 11/01/24 ..... 180 180,000
Series 2016A , RB , 5.00% , 11/01/24 ..... 355 355,000
Series 2017A , RB , 5.00% , 11/01/24 ..... 420 420,000
Series 2020A , RB , 5.00% , 11/01/24 ..... 140 140,000
Series 2021A , RB , 5.00% , 11/01/24 ..... 355 355,000
Series 2014A , RB , 5.00% , 11/01/29 ..... 815 815,000
Series 2014A , RB , 5.00% , 11/01/32 ..... 300 300,000
Series 2014A , RB , 5.00% , 11/01/34 ..... 40 40,000
Series 2014A , RB , 5.00% , 11/01/39 ..... 440 440,000
City of San Francisco
Series B , RB , 3.00% , 11/01/24 ......... 215 215,000
Series 2015A , RB , 4.00% , 11/01/24 ..... 130 130,000
Series 2015A , RB , 5.00% , 11/01/24 ..... 50 50,000
Series A , RB , 5.00% , 11/01/24 ......... 290 290,000
Series D , RB , 5.00% , 11/01/24 ......... 200 200,000
Series 2017A , RB , 5.00% , 11/01/45 ..... 1,500 1,500,000
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/24 ........ 550 550,000
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/24 305 305,430
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/24 ..... 480 480,000
Orange County Water District, Series 2003A,
COP, VRDN (Bank of America NA LOC),
2.50%, 11/06/24
(a)
................ 2,500 2,500,000
San Francisco City & County Airport Community,
Series 2018B, RB, VRDN (Barclays Bank plc
LOC), 2.40%, 11/06/24
(a)
............ 15,000 15,000,000
Santa Clara County Financing Authority, Series
2016A, RB, 5.00%, 11/15/24 ......... 445 445,265
State of California
GO , 5.00% , 11/01/24 ............... 3,250 3,250,000
Series 2014 , GO , 5.00% , 11/01/24 ...... 1,835 1,835,000
Series 2017 , GO , 5.00% , 11/01/24 ...... 385 385,000
GO , 4.00% , 12/01/24 ............... 1,125 1,125,610
Series 2021 , GO , 5.00% , 12/01/24 ...... 700 700,953
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/24 ...... 75 75,096
Series AS , RB , 5.00% , 12/01/24 ........ 1,460 1,461,864
Security
Par (000)
Par (000) Value
California (continued)
Series AW , RB , 5.00% , 12/01/24 ....... USD 120 $ 120,153
Series AX , RB , 5.00% , 12/01/24 ........ 260 260,332
Series AZ , RB , 5.00% , 12/01/24 ........ 310 310,396
Series BA , RB , 5.00% , 12/01/24 ........ 280 280,357
Series BB , RB , 5.00% , 12/01/24 ........ 330 330,421
University of California, Series 2023BP-2, RB,
VRDN, 2.13%, 11/07/24
(a)
........... 16,000 16,000,000
69,706,490
Colorado — 2.7%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/24
(SAW) ....................... 240 240,314
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/24 ..... 210 210,106
Series 2020A1 , RB , 5.00% , 11/15/24 .... 195 195,098
Series 2022C , RB , 5.00% , 11/15/24 ..... 365 365,184
Series B , RB , 5.00% , 11/15/24 ......... 155 155,078
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/24 .... 125 125,078
Series 2005A , RB , VRDN ( Bank of America
NA SBPA ), 3.26% , 11/07/24
(a)
....... 6,150 6,150,000
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/24 ......... 100 100,000
County of Boulder, Series 2021A, COP,
5.00%, 12/01/24 ................. 390 390,497
Denver City & County School District No. 1
Series 2014B , GO , 5.00% , 12/01/24 ( SAW ) 235 235,291
Series 2016 , GO , 5.00% , 12/01/24 ( SAW ) . 1,025 1,026,271
Series 2017 , GO , 5.00% , 12/01/24 ( SAW ) . 175 175,217
Series 2017A , COP , 5.00% , 12/01/24 .... 75 75,085
Series 2022A , GO , 5.00% , 12/01/24 ( SAW ) 300 300,372
Series 2018A , GO , 5.50% , 12/01/24 ( SAW ) 775 776,278
Regional Transportation District Sales Tax,
Series 2017A, RB, 5.00%, 11/01/24 ..... 230 230,000
10,749,869
Connecticut — 5.1%
Connecticut State Health & Educational Facilities
Authority, Series 2017A-2, RB, VRDN,
2.70%, 11/06/24
(a)
................ 19,000 19,000,000
Hartford County Metropolitan District
Clean Water Project, Series 2014A, RB,
5.00%, 11/01/34 ................. 250 250,000
State of Connecticut, Series F, GO,
5.00%, 11/15/24 ................. 350 350,192
State of Connecticut Special Tax, Series 2021D,
RB, 5.00%, 11/01/24 .............. 90 90,000
University of Connecticut
Series 2019A , RB , 5.00% , 11/01/24 ..... 125 125,000
Series 2022A , RB , 5.00% , 11/15/24 ..... 150 150,088
19,965,280
Delaware — 0.0%
City of Wilmington, Series 2017, GO,
4.00%, 12/01/24 ................. 100 100,028
District of Columbia — 0.0%
District of Columbia, Series 2020, RB,
5.00%, 12/01/24 ................. 145 145,176
Florida — 8.0%
County of Hillsborough
Series 2015 , RB , 5.00% , 11/01/24 ...... 250 250,000
Series 2018 , RB , 5.00% , 11/01/24 ...... 250 250,000

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
JEA Water & Sewer System
(a)
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 3.37% , 11/06/24 ........ USD 8,000 $ 8,000,000
Series 2008B , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 2.95% , 11/06/24 .... 8,000 8,000,000
Orlando Utilities Commission, Series 2015B, RB,
VRDN (TD Bank NA SBPA), 3.36%, 11/06/24
(a)
15,000 15,000,000
31,500,000
Georgia — 0.9%
City of Atlanta
Series 2013B , RB , 5.00% , 11/01/24 ..... 145 145,000
Series 2015 , RB , 5.00% , 11/01/24 ...... 600 600,000
Series 2018C , RB , 5.00% , 11/01/24 ..... 375 375,000
Series 2015 , GO , 4.88% , 12/01/24 ...... 285 285,336
Series 2022A1 , GO , 5.00% , 12/01/24 .... 250 250,320
Series 2015 , GO , 5.00% , 12/01/32 ...... 930 931,130
City of Gainesville, Series 2014, RB,
5.00%, 11/15/24 ................. 350 350,213
County of DeKalb, Series 2016, GO,
5.00%, 12/01/24 ................. 130 130,175
State of Georgia, Series 2016E, GO,
5.00%, 12/01/24 ................. 320 320,430
3,387,604
Illinois — 1.1%
Lake County School District No. 112 North
Shore, Series 2022, GO, 5.00%, 12/01/24 . 155 155,179
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/24 ..... 400 400,384
Series D , GO , 5.00% , 12/01/24 ........ 100 100,096
State of Illinois
Series 2017D , GO , 5.00% , 11/01/24 ..... 2,435 2,435,000
Series 2019A , GO , 5.00% , 11/01/24 ..... 250 250,000
Series 2017A , GO , 5.00% , 12/01/24 ..... 50 50,048
Series 2017B , GO , 5.00% , 12/01/24 ..... 650 650,625
Series 2021A , GO , 5.00% , 12/01/24 ..... 250 250,240
4,291,572
Indiana — 0.8%
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/24 ..... 2,670 2,673,540
Series 2004C , RB , 5.50% , 12/01/24 ( NPFGC ) 300 300,513
2,974,053
Louisiana — 0.1%
State of Louisiana
Series D-1 , GO , 5.00% , 12/01/24 ....... 125 125,153
Series D-2 , GO , 5.00% , 12/01/24 ....... 150 150,184
275,337
Maine — 0.5%
Maine Municipal Bond Bank
Series 2010C , RB , 5.00% , 11/01/24 ..... 280 280,000
Series 2014C , RB , 5.00% , 11/01/24 ..... 680 680,000
Series 2016B , RB , 5.00% , 11/01/24 ..... 110 110,000
Series 2017A , RB , 5.00% , 11/01/24 ..... 270 270,000
Series 2018B , RB , 5.00% , 11/01/24 ..... 65 65,000
Series 2020A , RB , 5.00% , 11/01/24 ..... 500 500,000
Series D , RB , 5.00% , 11/01/24 ......... 115 115,000
2,020,000
Security
Par (000)
Par (000) Value
Maryland — 1.0%
County of Carroll, Series 2014, GO,
5.00%, 11/01/24 ................. USD 225 $ 225,000
County of Montgomery
Series 2014A , GO , 5.00% , 11/01/24 ..... 100 100,000
Series 2014B , GO , 5.00% , 11/01/24 ..... 275 275,000
Series 2017A , GO , 5.00% , 11/01/24 ..... 250 250,000
Series 2016A , GO , 5.00% , 12/01/24 ..... 125 125,173
Series 2014A , GO , 5.00% , 11/01/26 ..... 465 465,000
Series 2014A , GO , 5.00% , 11/01/27 ..... 830 830,000
Series 2014A , GO , 4.00% , 11/01/31 ..... 1,000 1,000,000
State of Maryland Department of Transportation,
Series 2016, RB, 5.00%, 11/01/24 ...... 560 560,000
3,830,173
Massachusetts — 11.3%
Boston Water & Sewer Commission
Series 2015A , RB , 5.00% , 11/01/24 ..... 60 60,000
Series 2014A , RB , 3.50% , 11/01/31 ..... 1,000 1,000,000
City of Boston, Series 2022A, GO,
5.00%, 11/01/24 ................. 710 710,000
Commonwealth of Massachusetts
Series 2021B , GO , 5.00% , 11/01/24 ..... 1,115 1,115,000
Series 2024B , GO , 5.00% , 11/01/24 ..... 85 85,000
Series 2016H , GO , 5.00% , 12/01/24 ..... 730 730,949
Series 2004C , GO , 5.50% , 12/01/24
( AMBAC ) ..................... 135 135,231
Massachusetts Bay Transportation Authority
Sales Tax, Series 2022A, RB, VRDN (TD
Bank NA SBPA), 3.30%, 11/06/24
(a)
..... 10,000 10,000,000
Massachusetts School Building Authority, Series
2016B, RB, 5.00%, 11/15/24 ......... 380 380,230
Massachusetts Transportation Trust Fund
Metropolitan Highway System
(a)
Series 2010A-1 , RB , VRDN ( TD Bank NA
LOC ), 3.20% , 11/06/24 ............ 8,000 8,000,000
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.20% , 11/07/24 ........... 14,050 14,050,000
Massachusetts Water Resources Authority,
Series 2008E, RB, VRDN (JPMorgan Chase
Bank NA SBPA), 2.95%, 11/07/24
(a)
..... 7,125 7,125,000
University of Massachusetts Building Authority
Series 2015-2 , RB , 5.00% , 11/01/24 ..... 250 250,000
Series 2020-1 , RB , 5.00% , 11/01/24 ..... 250 250,000
Series 2021-1 , RB , 5.00% , 11/01/24 ..... 435 435,000
44,326,410
Michigan — 0.3%
State of Michigan, Series 2015A, GO,
5.00%, 12/01/24 ................. 310 310,385
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/24 ................. 780 780,444
Wayne County Airport Authority, Series C, RB,
5.00%, 12/01/24 ................. 50 50,056
1,140,885
Minnesota — 0.6%
City of Minneapolis
Series 2018 , GO , 5.00% , 12/01/24 ...... 400 400,601
Series 2023 , GO , 5.50% , 12/01/24 ...... 180 180,344
County of Hennepin
Series 2014A , GO , 5.00% , 12/01/24 ..... 150 150,202
Series 2016A , GO , 5.00% , 12/01/24 ..... 300 300,405
Series 2016C , GO , 5.00% , 12/01/24 ..... 215 215,290
Series 2019C , GO , 5.00% , 12/01/24 ..... 200 200,270
Series 2020B , GO , 5.00% , 12/01/24 ..... 165 165,223

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Metropolitan Council, Series 2020E, GO,
5.00%, 12/01/24 ................. USD 255 $ 255,299
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/24 ................. 345 345,436
2,213,070
Missouri — 0.2%
Curators of the University of Missouri (The),
Series 2014A, RB, 5.00%, 11/01/24 ..... 500 500,000
Missouri Joint Municipal Electric Utility
Commission, Series 2015A, RB,
5.00%, 12/01/24 ................. 250 250,293
750,293
Nebraska — 0.0%
City of Omaha
Series B , GO , 5.00% , 11/15/24 ........ 55 55,029
Series B , GO , 5.00% , 11/15/26 ........ 50 50,029
105,058
Nevada — 1.6%
County of Clark
Series 2014 , GO , 5.00% , 11/01/24 ...... 450 450,000
Series 2015 , GO , 5.00% , 11/01/24 ...... 120 120,000
Series 2016A , GO , 5.00% , 11/01/24 ..... 310 310,000
Series 2016B , GO , 5.00% , 11/01/24 ..... 275 275,000
Series 2017 , GO , 5.00% , 11/01/24 ...... 200 200,000
Series 2018 , GO , 5.00% , 12/01/24 ...... 265 265,326
Series 2018B , GO , 5.00% , 12/01/24 ..... 1,500 1,501,847
Series 2019A , GO , 5.00% , 12/01/24 ..... 655 655,806
Las Vegas Valley Water District, Series B, GO,
5.00%, 12/01/24 ................. 260 260,316
State of Nevada, Series 2015B, GO,
5.00%, 11/01/24 ................. 480 480,000
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/24 ...... 1,595 1,597,114
Series 2020A , RB , 5.00% , 12/01/24 ..... 100 100,133
6,215,542
New Hampshire — 0.2%
State of New Hampshire
Series 2014B , GO , 5.00% , 12/01/24 ..... 100 100,131
Series 2017B , GO , 5.00% , 12/01/24 ..... 360 360,471
Series 2020A , GO , 5.00% , 12/01/24 ..... 500 500,654
961,256
New Jersey — 0.1%
Monmouth County Improvement Authority (The),
Series 2012, RB, 5.00%, 12/01/24 (GTD) .. 115 115,164
New Jersey Economic Development Authority
Series 2022A , RB , 5.00% , 11/01/24 ..... 130 130,000
Series B , RB , 5.00% , 11/01/24 ......... 100 100,000
345,164
New York — 18.7%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/24 ..... 80 80,000
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 4.00% , 11/01/24
(a)
.......... 2,395 2,395,000
City of New York
Series 2017B , GO , 5.00% , 12/01/24 ..... 50 50,062
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.05% , 11/01/24
(a)
4,175 4,175,000
County of Westchester, Series 2018A, GO,
5.00%, 12/01/24 ................. 125 125,184
Security
Par (000)
Par (000) Value
New York (continued)
Long Island Power Authority, Series 1998A, RB,
0.00%, 12/01/24 (AGM)
(b)
........... USD 50 $ 49,844
Metropolitan Transportation Authority
Series A-1 , RB , 4.00% , 11/15/24 ....... 130 130,001
Series 2014C , RB , 5.00% , 11/15/24 ..... 440 440,173
Series 2015B , RB , 5.00% , 11/15/24 ..... 55 55,022
Series 2015F , RB , 5.00% , 11/15/24 ...... 815 815,321
Series 2016B , RB , 5.00% , 11/15/24 ..... 140 140,055
Series 2017B , RB , 5.00% , 11/15/24 ..... 550 550,217
Series 2017C-1 , RB , 5.00% , 11/15/24 .... 755 755,297
Series A-1 , RB , 5.00% , 11/15/24 ....... 820 820,323
Series A-2 , RB , 5.00% , 11/15/24 ....... 340 340,134
Series C-1 , RB , 5.00% , 11/15/24 ....... 100 100,039
Series 2005B , RB , 5.25% , 11/15/24 ( AMBAC ) 300 300,153
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 3.25% , 11/07/24
(a)
........... 10,000 10,000,000
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2017A , RB , 5.00% , 11/15/24 ..... 125 125,078
Series B-1 , RB , 5.00% , 11/15/24 ....... 260 260,163
Series B-2 , RB , 5.00% , 11/15/24 ....... 185 185,104
Nassau County Interim Finance Authority, Series
2015A, RB, 5.00%, 11/15/24 ......... 200 200,121
New York City Municipal Water Finance
Authority
(a)
Series BB , RB , VRDN ( TD Bank NA SBPA ),
3.25% , 11/07/24 ................ 5,000 5,000,000
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 4.00% , 11/01/24 ........ 6,750 6,750,000
New York City Transitional Finance Authority,
Series 2025, Sub-Series C-4, RB, VRDN
(Sumitomo Mitsui Banking Corp. LOC),
3.22%, 11/07/24
(a)
................ 4,000 4,000,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2015C , RB , 3.00% , 11/01/24 ..... 125 125,000
Series 2020B-1 , RB , 4.00% , 11/01/24 .... 155 155,000
Series 2015C , RB , 5.00% , 11/01/24 ..... 2,155 2,155,000
Series 2021A , RB , 5.00% , 11/01/24 ..... 1,320 1,320,000
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/24 ................ 950 950,000
Series 2021F-1 , RB , 5.00% , 11/01/24 .... 1,035 1,035,000
Series C , RB , 5.00% , 11/01/24 ......... 1,085 1,085,000
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.05% , 11/01/24
(a)
1,000 1,000,000
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.05% , 11/01/24
(a)
2,000 2,000,000
New York State Dormitory Authority, Series
2009A, RB, VRDN, 2.85%, 11/06/24
(a)
.... 15,000 15,000,000
Triborough Bridge & Tunnel Authority
Series 2016A , RB , 5.00% , 11/15/24 ..... 595 595,360
Series 2017C-1 , RB , 5.00% , 11/15/24 .... 200 200,121
Series 2023A , RB , 5.00% , 11/15/24 ..... 2,745 2,746,618
Series A , RB , 5.00% , 11/15/24 ......... 995 995,601
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 4.00% , 11/01/24
(a)
........ 6,000 6,000,000
73,204,991
North Carolina — 0.2%
City of Charlotte, Series 2014, RB,
5.00%, 12/01/24 ................. 15 15,020
County of Forsyth, Series 2015, GO,
5.00%, 12/01/24 ................. 365 365,480
County of Mecklenburg
Series 2013A , GO , 5.00% , 12/01/24 ..... 175 175,224

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2016B , GO , 5.00% , 12/01/24 ..... USD 210 $ 210,269
County of Wake, Series 2016A, RB,
5.00%, 12/01/24 ................. 110 110,143
876,136
North Dakota — 0.0%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/24 .............. 55 55,060
Ohio — 5.3%
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/24 (NPFGC) ........... 150 150,225
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/24 ................. 390 390,147
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/24 ................. 240 240,295
County of Franklin, Series 2016, GO,
5.00%, 12/01/24 ................. 25 25,032
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/24 ................. 265 265,326
Northeast Ohio Regional Sewer District
Series 2014 , RB , 4.00% , 11/15/24 ...... 625 625,136
Series 2014 , RB , 5.00% , 11/15/32 ...... 500 500,292
Series 2014 , RB , 5.00% , 11/15/44 ...... 1,250 1,250,730
Ohio Higher Educational Facility Commission,
Series 2016, RB, 5.00%, 12/01/24 ...... 80 80,102
Ohio State University (The)
Series 2014A , RB , 5.00% , 12/01/24 ..... 150 150,201
Series 2017 , RB , 5.00% , 12/01/24 ...... 200 200,268
Series 2020A , RB , 5.00% , 12/01/24 ..... 1,530 1,532,050
Series 2021A , RB , 5.00% , 12/01/24 ..... 150 150,201
Series 2023D2 , RB , VRDN 3.10% , 11/06/24
(a)
5,800 5,800,000
Series 2023D-1 , RB , VRDN
3.29% , 11/06/24
(a)
............... 3,600 3,600,000
Ohio University, Series 2017A, RB,
5.00%, 12/01/24 ................. 165 165,200
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 12/01/24 ...... 125 125,158
Series 2016B , RB , 5.00% , 12/01/24 ..... 210 210,266
Series 2019 , RB , 5.00% , 12/01/24 ...... 800 801,013
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2014 , RB , 5.00% , 12/01/24 ...... 160 160,203
Series 2015A , RB , 5.00% , 12/01/24 ..... 260 260,329
Series 2024C , RB , VRDN ( TD Bank NA LIQ ),
4.00% , 11/01/24
(a)
............... 2,400 2,400,000
Princeton City School District, Series 2014, GO,
4.00%, 12/01/32 ................. 795 795,349
State of Ohio
Series 2016C , RB , 5.00% , 12/01/24 ..... 195 195,220
Series 2017A , RB , 5.00% , 12/01/24 ..... 265 265,300
Series 2018A , RB , 5.00% , 12/01/24 ..... 220 220,249
Series 2020A , RB , 5.00% , 12/01/24 ..... 95 95,107
20,653,399
Oregon — 0.6%
State of Oregon, Series 2019K, GO,
5.00%, 11/01/24 ................. 500 500,000
State of Oregon Department of Transportation
Series 2014A , RB , 5.00% , 11/15/24 ..... 335 335,200
Series A , RB , 5.00% , 11/15/24 ......... 515 515,303
Series 2015A , RB , 5.00% , 11/15/28 ..... 700 700,420
Series 2015A , RB , 5.00% , 11/15/29 ..... 375 375,225
2,426,148
Security
Par (000)
Par (000) Value
Pennsylvania — 11.6%
City of Philadelphia
Series 2017B , RB , 5.00% , 11/01/24 ..... USD 740 $ 740,000
Series 2019B , RB , 5.00% , 11/01/24 ..... 295 295,000
Series 2020A , RB , 5.00% , 11/01/24 ..... 140 140,000
Series 2009B , GO , VRDN ( Barclays Bank plc
LOC ), 3.23% , 11/07/24
(a)
........... 12,500 12,500,000
County of Berks, Series 2015, GO,
5.00%, 11/15/24 ................. 200 200,115
Delaware Valley Regional Finance Authority,
Series 2020B, RB, 5.00%, 11/01/24 ..... 150 150,000
Pennsylvania Turnpike Commission
Series 2014A , RB , 5.00% , 12/01/24 ..... 65 65,075
Series 2015B , RB , 5.00% , 12/01/24 ..... 180 180,206
Series 2016A-1 , RB , 5.00% , 12/01/24 .... 105 105,120
Series 2017A , RB , 5.00% , 12/01/24 ..... 85 85,099
Series 2019 , RB , 5.00% , 12/01/24 ...... 1,060 1,061,216
Series 2020B , RB , 5.00% , 12/01/24 ..... 500 500,574
Series 2021B , RB , 5.00% , 12/01/24 ..... 725 725,832
Series A-1 , RB , 5.00% , 12/01/24 ....... 515 515,591
Series A-2 , RB , 5.00% , 12/01/24 ....... 295 295,338
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 3.24% , 11/07/24
(a)
........... 5,250 5,250,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.24% , 11/07/24
(a)
........... 15,350 15,350,000
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/24 ..... 185 185,212
Series 2021B , RB , 5.00% , 12/01/24 ..... 60 60,070
Series A , RB , 5.00% , 12/01/24 ......... 195 195,224
Washington County Authority, Series 2004, RB,
VRDN, 2.90%, 11/07/24
(a)
........... 7,000 7,000,000
45,599,672
Rhode Island — 4.6%
Rhode Island Health & Educational Building
Corp., Series 2005A, RB, VRDN (TD Bank NA
SBPA), 3.35%, 11/07/24
(a)
........... 17,835 17,835,000
South Carolina — 0.7%
Charleston Educational Excellence Finance
Corp.
Series 2014 , RB , 5.00% , 12/01/24 ...... 200 200,235
Series 2023 , RB , 5.00% , 12/01/24 ...... 1,650 1,651,820
County of Charleston
Series 2015C , GO , 5.00% , 11/01/24 ( SAW ) 70 70,000
Series 2017C , GO , 5.00% , 11/01/24 ( SAW ) 220 220,000
Series 2021A , GO , 5.00% , 11/01/24 ..... 100 100,000
Greenville County School District
Series 2015 , RB , 5.00% , 12/01/24 ...... 150 150,169
Series 2023 , RB , 5.00% , 12/01/24 ...... 300 300,339
South Carolina Public Service Authority, Series
2014C, RB, 5.00%, 12/01/24 ......... 125 125,093
2,817,656
Tennessee — 0.7%
City of Chattanooga, Series B, GO,
5.00%, 11/01/24 ................. 100 100,000
City of Memphis Electric System, Series 2014,
RB, 5.00%, 12/01/24 .............. 175 175,212
State of Tennessee, Series 2021A, GO,
5.00%, 11/01/24 ................. 110 110,000
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/24 ( ST
INTERCEPT ) .................. 980 980,000
Series 2019A , RB , 5.00% , 11/01/24
( HERBIP ) ..................... 305 305,000

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022A , RB , 5.00% , 11/01/24 ( ST
INTERCEPT ) .................. USD 475 $ 475,000
Series A , RB , 5.00% , 11/01/24 ( HERBIP ) .. 370 370,000
Series B , RB , 5.00% , 11/01/24 ( ST
INTERCEPT ) .................. 110 110,000
2,625,212
Texas — 2.7%
City of Austin
Series 2015A , RB , 5.00% , 11/15/24 ..... 265 265,146
Series 2023 , RB , 5.00% , 11/15/24 ...... 415 415,229
City of Austin Water & Wastewater System
Series 2015A , RB , 5.00% , 11/15/24 ..... 415 415,213
Series 2017 , RB , 5.00% , 11/15/24 ...... 460 460,243
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/24 ..... 260 260,158
Series 2014D , RB , 5.00% , 11/15/24 ..... 745 745,453
Series 2016B , RB , 5.00% , 11/15/24 ..... 280 280,170
Series 2017B , RB , 5.00% , 11/15/24 ..... 355 355,216
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/24 ..... 1,365 1,366,669
Series 2019 , RB , 5.00% , 12/01/24 ...... 1,445 1,446,767
Series 2014A , RB , 5.00% , 12/01/32 ..... 2,500 2,503,356
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/24 ..... 375 375,000
Series 2021B , RB , 5.00% , 11/01/24 ..... 275 275,000
Series 2023B , RB , 5.00% , 11/01/24 ..... 300 300,000
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2014 , RB , 5.00% , 11/01/24 ...... 125 125,000
Series 2015B , RB , 5.00% , 11/01/24 ..... 100 100,000
Series 2016D , RB , 5.00% , 11/01/24 ..... 285 285,000
Series 2017A , RB , 5.00% , 11/01/24 ..... 240 240,000
Series 2017B , RB , 5.00% , 11/01/24 ..... 185 185,000
Series A , RB , 5.00% , 11/01/24 ......... 250 250,000
10,648,620
Virginia — 1.0%
City of Chesapeake, Series 2017C, GO,
5.00%, 12/01/24 ................. 250 250,325
City of Norfolk, Series 2017, RB,
5.00%, 11/01/24 ................. 280 280,000
County of Loudoun
Series 2016A , GO , 4.00% , 12/01/24 ..... 205 205,098
Series 2020A , GO , 5.00% , 12/01/24 ( SAW ) 1,000 1,001,298
Virginia Resources Authority
Series 2014A , RB , 5.00% , 11/01/24 ..... 55 55,000
Series 2014C , RB , 5.00% , 11/01/24 ( MO ) . 175 175,000
Series 2014C , RB , 5.00% , 11/01/24 ..... 160 160,000
Series 2014D , RB , 5.00% , 11/01/24 ..... 75 75,000
Series 2015D , RB , 5.00% , 11/01/24 ..... 95 95,000
Series 2016A , RB , 5.00% , 11/01/24 ( MO ) . 80 80,000
Series 2016A , RB , 5.00% , 11/01/24 ..... 85 85,000
Series 2016B , RB , 5.00% , 11/01/24 ..... 15 15,000
Series 2016C , RB , 5.00% , 11/01/24 ..... 365 365,000
Series 2018A , RB , 5.00% , 11/01/24 ..... 665 665,000
Series 2019B , RB , 5.00% , 11/01/24 ..... 100 100,000
Series 2021C , RB , 5.00% , 11/01/24 ..... 200 200,000
3,806,721
Washington — 6.5%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/24 .... 625 625,000
Series 2016S-1 , RB , 5.00% , 11/01/24 .... 170 170,000
Series 2021S-1 , RB , 5.00% , 11/01/24 .... 435 435,000
Security
Par (000)
Par (000) Value
Washington (continued)
City of Bellevue, Series 2015, GO,
5.00%, 12/01/24 ................. USD 200 $ 200,253
City of Seattle
Series 2017A , GO , 5.00% , 11/01/24 ..... 175 175,000
Series 2015 , GO , 5.00% , 12/01/24 ...... 535 535,659
Series 2021A , GO , 5.00% , 12/01/24 ..... 90 90,111
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 4.00% , 11/01/24
(a)
........... 7,750 7,750,000
City of Tacoma, Series 2018, RB,
5.00%, 12/01/24 ................. 100 100,126
Clark & Skamania Counties School District
No. 112-6 Washougal, Series 2015, GO,
5.00%, 12/01/24 (GTD) ............. 25 25,029
Clark County School District No. 37 Vancouver,
Series 2017, GO, 5.00%, 12/01/24 (GTD) . 200 200,245
County of King
Series 2014C , GO , 5.00% , 12/01/24 ..... 55 55,073
Series 2015E , GO , 5.00% , 12/01/24 ..... 70 70,093
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.80% , 11/01/24
(a)
.......... 6,500 6,500,000
Series 2019B , GO , VRDN ( TD Bank NA
SBPA ), 3.05% , 11/06/24
(a)
.......... 950 950,000
Series 2019A , GO , VRDN ( TD Bank NA
SBPA ), 3.95% , 11/01/24
(a)
.......... 2,750 2,750,000
County of Snohomish, Series 2020A, GO,
5.00%, 12/01/24 ................. 105 105,137
County of Spokane
Series 2019B , GO , 5.00% , 12/01/24 ..... 265 265,324
Series 2021 , GO , 5.00% , 12/01/24 ...... 150 150,183
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/24 (GTD) ............. 150 150,177
King County Rural Library District, Series 2012,
GO, 4.00%, 12/01/24 .............. 200 200,064
King County School District No. 210 Federal
Way, Series 2015, GO, 4.00%, 12/01/24
(GTD) ....................... 80 80,027
King County School District No. 403 Renton
Series 2017 , GO , 4.00% , 12/01/24 ( GTD ) . 350 350,141
Series 2023 , GO , 5.00% , 12/01/24 ( GTD ) . 80 80,098
King County School District No. 405 Bellevue
Series 2015 , GO , 5.00% , 12/01/24 ( GTD ) . 200 200,236
King County School District No. 411 Issaquah
Series 2015 , GO , 5.00% , 12/01/24 ( GTD ) . 160 160,211
Series 2017 , GO , 5.00% , 12/01/24 ( GTD ) . 175 175,230
King County School District No. 414
Lake Washington, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 155 155,196
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/24 (GTD) ...... 125 125,148
Pierce County School District No. 10 Tacoma
Series 2012 , GO , 5.00% , 12/01/24 ( GTD ) . 225 225,267
Series 2015 , GO , 5.00% , 12/01/24 ( GTD ) . 165 165,196
Pierce County School District No. 320 Sumner,
Series 2016, GO, 5.00%, 12/01/24 (GTD) . 325 325,375
Pierce County School District No. 83 University
Place, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 230 230,266
Port of Tacoma, Series A, RB, 5.00%, 12/01/24 385 385,454
Snohomish County School District No. 103
Monroe, Series 2017, GO, 5.00%, 12/01/24
(GTD) ....................... 215 215,248
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 175 175,199

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... USD 100 $ 100,114
Snohomish County School District No. 6
Mukilteo, Series 2016, GO, 5.00%, 12/01/24
(GTD) ....................... 85 85,097
Spokane & Whitman Counties School
District No. 360 Cheney, Series 2016, GO,
5.00%, 12/01/24 (GTD) ............. 150 150,173
State of Washington, Series 2007E, GO,
0.00%, 12/01/24
(b)
................ 60 59,824
University of Washington, Series A, RB,
5.00%, 12/01/24 ................. 500 500,649
Whatcom County School District No. 503 Blaine,
Series 2016, GO, 5.00%, 12/01/24 (GTD) . 25 25,029
25,471,652
West Virginia — 0.3%
State of West Virginia
Series 1999A , GO , 0.00% , 11/01/24
( NPFGC )
(b)
.................... 140 140,000
Series 2018A , GO , 5.00% , 12/01/24 ..... 25 25,032
Series 2018B , GO , 5.00% , 12/01/24 ..... 350 350,446
Series 2021A , GO , 5.00% , 12/01/24 ..... 595 595,758
1,111,236
Wisconsin — 0.7%
State of Wisconsin
Series 2016-1 , GO , 5.00% , 11/01/24 ..... 410 410,000
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2016-2 , GO , 5.00% , 11/01/24 ..... USD 420 $ 420,000
Series 2017-2 , GO , 5.00% , 11/01/24 ..... 1,900 1,900,000
2,730,000
Total Long-Term Investments — 106 .0%
(Cost: $ 415,485,437 ) .............................. 415,434,763
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(c) (d)
......... 105,331 105,341
Total Short-Term Securities — 0.0%
(Cost: $ 105,341 ) ................................. 105,341
Total Investments — 106 .0%
(Cost: $ 415,590,778 ) .............................. 415,540,104
Liabilities in Excess of Other Assets — (6.0) % ............. (23,771,410)
Net Assets — 100.0% ...............................
$ 391,768,694
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 493,644 $ — $ (388,336)
(a)
$ 47 $ (14) $ 105,341 105,331 $ 20,160 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Muni Bond ETF
Schedules of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 415,434,763 $ — $ 415,434,763
Short-Term Securities
Money Market Funds ...................................... 105,341 — — 105,341
$ 105,341 $ 415,434,763 $ — $ 415,540,104

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/25 ........ USD 990 $ 1,004,649
Alabama Public School & College Authority
Series B , RB , 5.00% , 05/01/25 ......... 445 448,972
Series 2020A , RB , 5.00% , 11/01/25 ..... 150 152,946
City of Huntsville
Series 2016D , GO , 5.00% , 05/01/25 ..... 180 181,587
Series 2017E , GO , 5.00% , 11/01/25 ..... 115 117,233
State of Alabama, Series 2016C, GO,
5.00%, 08/01/25 ................. 285 288,943
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/25 ..... 260 263,225
Series 2019A , RB , 5.00% , 07/01/25 ..... 155 156,922
2,614,477
Alaska — 0.2%
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/25 ................. 180 181,534
Municipality of Anchorage
Series C , GO , 5.00% , 09/01/25 ........ 90 91,361
Series D , GO , 5.00% , 09/01/25 ........ 145 147,192
State of Alaska, Series 2016B, GO,
5.00%, 08/01/25 ................. 395 400,523
820,610
Arizona — 2.3%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/25 ..... 445 450,430
Series 2016A , RB , 5.00% , 07/01/25 ..... 175 177,136
Series 2017B , RB , 5.00% , 07/01/25 ..... 145 146,769
Arizona Health Facilities Authority, Series 2015A,
RB, 5.00%, 01/01/25 .............. 410 411,010
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/25 ...... 595 602,037
Series 2018 , RB , 5.00% , 07/01/25 ...... 610 617,215
City of Phoenix, Series 2016, GO,
5.00%, 07/01/25 ................. 575 581,796
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/25 ..... 310 313,910
Series 2016 , RB , 5.00% , 07/01/25 ...... 685 693,096
Series 2017B , RB , 5.00% , 07/01/25 ..... 225 227,611
Series 2017D , RB , 5.00% , 07/01/25 ..... 500 505,803
Series 2018A , RB , 5.00% , 07/01/25 ..... 215 217,541
Series 2020A , RB , 5.00% , 07/01/25 ..... 240 243,027
Series 2021B , RB , 5.00% , 07/01/25 ..... 140 141,655
Series A , RB , 5.00% , 07/01/25 ......... 605 612,632
Series B , RB , 5.00% , 07/01/25 ......... 475 480,992
City of Tucson Water System, Series 2015, RB,
5.00%, 07/01/25 ................. 205 207,491
County of Pima, Series 2016, GO,
4.00%, 07/01/25 ................. 130 130,644
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/25 ...... 450 455,161
Gilbert Water Resource Municipal Property
Corp., Series 2016, RB, 5.00%, 07/01/25 .. 185 187,285
Maricopa County Community College District,
Series 2016, GO, 5.00%, 07/01/25 ...... 1,050 1,062,758
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017A, GO,
5.00%, 07/01/25 ................. 35 35,402
Maricopa County Unified School District No.
69 Paradise Valley, Series 2018D, GO,
5.00%, 07/01/25 ................. 140 141,655
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Union High School District No.
210-Phoenix
Series 2017 , GO , 5.00% , 07/01/25 ...... USD 145 $ 146,810
Series 2018 , GO , 5.00% , 07/01/25 ...... 110 111,373
Salt River Project Agricultural Improvement &
Power District
Series 2019A , RB , 5.00% , 01/01/25 ..... 125 125,338
Series 2020A , RB , 5.00% , 01/01/25 ..... 160 160,432
Series 2021A , RB , 5.00% , 01/01/25 ..... 1,165 1,168,149
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 200 202,154
University of Arizona (The), Series 2016, RB,
4.00%, 06/01/25 ................. 590 592,816
11,150,128
California — 13.1%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/25 ................. 100 101,623
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/25 ................. 210 211,635
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/25
(a)
............. 50 48,874
California Educational Facilities Authority, Series
2015A, RB, 5.00%, 10/01/25 ......... 95 96,824
California Infrastructure & Economic
Development Bank
Series 2019 , RB , 4.00% , 08/01/25 ...... 235 236,580
Series 2018 , RB , 5.00% , 10/01/25 ...... 335 341,896
Series 2017 , RB , 5.00% , 10/01/25 ...... 100 102,059
California State Public Works Board
Series 2016B , RB , 5.00% , 04/01/25 ..... 100 100,742
Series 2016D , RB , 5.00% , 04/01/25 ..... 235 236,745
Series A , RB , 5.00% , 06/01/25 ......... 110 111,191
Series D , RB , 5.00% , 06/01/25 ......... 240 242,598
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,135 1,151,312
Series 2023C , RB , 5.00% , 09/01/25 ..... 415 421,733
Series D , RB , 5.00% , 09/01/25 ......... 220 223,569
Series 2017G , RB , 4.00% , 10/01/25 ..... 195 196,784
Series B , RB , 5.00% , 10/01/25 ......... 250 254,541
Series 2016C , RB , 5.00% , 11/01/25 ..... 135 137,708
Series 2018C , RB , 5.00% , 11/01/25 ..... 405 413,124
Series 2019C , RB , 5.00% , 11/01/25 ..... 300 306,018
California State University
Series 2016A , RB , 4.00% , 11/01/25 ..... 125 126,599
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,000 1,022,591
Series 2017A , RB , 5.00% , 11/01/25 ..... 365 373,246
Series 2018A , RB , 5.00% , 11/01/25 ..... 505 516,409
Series 2019A , RB , 5.00% , 11/01/25 ..... 95 97,146
Series 2020A , RB , 5.00% , 11/01/25 ..... 125 127,824
Series 2021A , RB , 5.00% , 11/01/25 ..... 310 317,003
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/25 .............. 100 101,502
Carmel Unified School District, Series 2016, GO,
4.00%, 08/01/25 ................. 100 100,759
City & County of San Francisco, Series 2021D1,
GO, 5.00%, 06/15/25 .............. 25 25,321
City of Los Angeles
Series 2017B , GO , 5.00% , 09/01/25 ..... 155 157,755
Series 2018-B , GO , 5.00% , 09/01/25 .... 170 173,021
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/25 ..... 170 171,873
Series 2020B , RB , 5.00% , 05/15/25 ..... 195 197,148
Series 2021B , RB , 5.00% , 05/15/25 ..... 295 298,249
Series 2022I , RB , 5.00% , 05/15/25 ...... 65 65,716
Series B , RB , 5.00% , 05/15/25 ......... 120 121,322

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series C , RB , 5.00% , 05/15/25 ......... USD 170 $ 171,873
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/25 ......... 500 505,954
City of Redding Electric System, Series 2018,
RB, 5.00%, 06/01/25 .............. 100 101,046
City of San Francisco, Series A, RB,
5.00%, 11/01/25 ................. 520 531,188
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/25 ......... 75 76,098
Contra Costa Transportation Authority Sales Tax,
Series 2015A, RB, 5.00%, 03/01/25 ..... 210 211,368
County of Monterey, Series 2017, COP,
5.00%, 10/01/25 ................. 280 285,218
County of Santa Clara, Series 2022D, GO,
5.00%, 08/01/25 ................. 180 182,838
East Bay Municipal Utility District Water System
Series 2015A , RB , 4.00% , 06/01/25 ..... 270 271,744
Series 2014B , RB , 5.00% , 06/01/25 ..... 605 612,380
Series 2015C , RB , 5.00% , 06/01/25 ..... 80 80,976
Eastern Municipal Water District, Series 2016A,
RB, 5.00%, 07/01/25 .............. 100 101,315
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/25
(a)
.... 1,100 1,074,912
Series 2016 , GO , 5.00% , 08/01/25 ...... 15 15,245
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/25 (AGC)
(a)
......... 60 58,649
Foothill-De Anza Community College District
Series 2000A , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 285 278,994
Series 2003B , GO , 0.00% , 08/01/25
( NPFGC )
(a)
.................... 160 156,594
Series 2016 , GO , 4.00% , 08/01/25 ...... 150 151,261
Hillsborough City School District, Series B, GO,
0.00%, 09/01/25
(a)
................ 250 243,733
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 127,739
Irvine Ranch Water District Water Service Corp.
Series 2016 , 5.00% , 02/01/25 ......... 120 120,529
Series 2016 , COP , 5.00% , 03/01/25 ..... 20 20,119
Long Beach Community College District
Series 2021D , GO , 4.00% , 08/01/25 ..... 125 125,865
Series 2017G , GO , 5.00% , 08/01/25 ..... 165 167,355
Long Beach Unified School District
Series 2016 , GO , 5.00% , 08/01/25 ...... 175 177,628
Series A , GO , 5.00% , 08/01/25 ........ 275 279,130
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/25 ......... 195 196,668
Series 2015C , GO , 5.00% , 08/01/25 ..... 425 431,764
Series 2024 , GO , 5.00% , 08/01/25 ...... 600 609,549
Series A-1 , GO , 5.00% , 08/01/25 ....... 810 822,891
Series C-1 , GO , 5.00% , 08/01/25 ....... 220 223,501
Series D , GO , 5.00% , 08/01/25 ........ 500 507,958
Los Angeles County Metropolitan Transportation
Authority, Series 2015, RB, 5.00%, 07/01/25 440 446,018
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021-A , RB , 5.00% , 06/01/25 ..... 1,055 1,067,685
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,000 1,013,943
Series 2017A , RB , 5.00% , 07/01/25 ..... 310 314,322
Series 2019A , RB , 5.00% , 07/01/25 ..... 175 177,440
Series 2022-A , RB , 5.00% , 07/01/25 ..... 215 217,998
Series 2023-A , RB , 5.00% , 07/01/25 ..... 945 958,176
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
5.00%, 10/01/25 ................. USD 335 $ 340,724
Los Angeles Department of Water & Power
Series 2016A , RB , 5.00% , 07/01/25 ..... 165 167,092
Series 2018A , RB , 5.00% , 07/01/25 ..... 80 81,014
Series 2018C , RB , 5.00% , 07/01/25 ..... 30 30,380
Series 2020A , RB , 5.00% , 07/01/25 ..... 315 318,994
Series 2022E , RB , 5.00% , 07/01/25 ..... 115 116,458
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/25 ..... 110 111,395
Series 2017A , RB , 5.00% , 07/01/25 ..... 145 146,839
Series 2018B , RB , 5.00% , 07/01/25 ..... 675 683,559
Series 2022B , RB , 5.00% , 07/01/25 ..... 130 131,648
Los Angeles Unified School District
Series 2017A , GO , 4.00% , 07/01/25 ..... 170 171,279
Series 2018B-1 , GO , 4.00% , 07/01/25 .... 615 619,629
Series 2015A , GO , 5.00% , 07/01/25 ..... 255 258,589
Series 2016A , GO , 5.00% , 07/01/25 ..... 790 801,173
Series 2016B , GO , 5.00% , 07/01/25 ..... 30 30,422
Series 2018B-1 , GO , 5.00% , 07/01/25 .... 840 851,824
Series 2020A , GO , 5.00% , 07/01/25 ..... 30 30,422
Series 2021RYRR , GO , 5.00% , 07/01/25 .. 80 81,126
Series 2024A , GO , 5.00% , 07/01/25 ..... 750 760,557
Los Rios Community College District
Series C , GO , 4.00% , 08/01/25 ........ 100 100,811
Series 2017 , GO , 5.00% , 08/01/25 ...... 100 101,547
Manhattan Beach Unified School District, Series
2002E, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 190 185,176
Metropolitan Water District of Southern California
Series 2018B , RB , 5.00% , 01/01/25 ..... 290 290,936
Series 2017A , RB , 2.50% , 07/01/25 ..... 375 372,251
Series 2015A , RB , 5.00% , 07/01/25 ..... 145 147,109
Series 2019A , RB , 5.00% , 07/01/25 ..... 370 374,888
Series 2020A , RB , 5.00% , 07/01/25 ..... 220 222,907
Series 2022A , RB , 5.00% , 10/01/25 ..... 95 97,005
Modesto Irrigation District, Series 2019B, RB,
5.00%, 10/01/25 ................. 100 101,754
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/25
(a)
.... 330 322,450
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/25 (NPFGC)
(a)
... 225 219,917
Northern California Sanitation Agencies
Financing Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 100 101,614
Series 2020A , RB , 5.00% , 12/01/25 ..... 140 143,423
Series 2021 , RB , 5.00% , 12/01/25 ...... 200 204,891
Oak Grove School District, Series A, GO,
0.00%, 08/01/25
(a)
................ 25 24,406
Orange County Water District, Series 2019C,
RB, 5.00%, 08/15/25 .............. 265 269,321
Palo Alto Unified School District
Series 2008-2 , GO , 0.00% , 08/01/25
(a)
... 580 567,526
Series 2022 , GO , 5.00% , 08/01/25 ...... 75 76,126
Palomar Community College District
Series 2010B , GO , 0.00% , 08/01/25
(a)
.... 325 317,541
Series C , GO , 5.00% , 08/01/44 ........ 600 609,151
Pasadena Area Community College District,
Series 2016A, GO, 5.00%, 08/01/25 ..... 30 30,451
Rancho Water District Financing Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 275 279,192
Rio Hondo Community College District, Series
2019B, GO, 5.00%, 08/01/25 ......... 170 172,515

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside Community College District
(a)
Series 2004D , GO , 0.00% , 08/01/25 ..... USD 105 $ 102,333
Series E , GO , 0.00% , 08/01/35 ........ 2,935 1,748,683
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/25 ................. 110 111,329
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/25 (AMBAC) ........ 25 25,615
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/25 ...... 655 663,175
Series 2017E , RB , 5.00% , 08/15/25 ..... 210 213,556
Series 2021I , RB , 5.00% , 08/15/25 ...... 180 183,048
Series 2022J , RB , 5.00% , 08/15/25 ..... 100 101,693
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/25 ...... 540 548,433
San Diego County Regional Transportation
Commission, Series 2016A, RB,
5.00%, 04/01/25 ................. 255 257,134
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/25 ..... 510 518,155
Series 2020A , RB , 5.00% , 08/01/25 ..... 100 101,547
Series 2023A , RB , 5.00% , 08/01/25 ..... 250 253,867
San Diego Unified School District
Series J-2 , GO , 4.00% , 07/01/25 ....... 150 151,109
Series 2015R-4 , GO , 5.00% , 07/01/25 ... 235 238,277
Series J-2 , GO , 5.00% , 07/01/25 ....... 140 141,952
Series C-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 355 361,065
Series D-1 , GO , 5.50% , 07/01/25 ( NPFGC ) 140 142,392
Series E-2 , GO , 5.50% , 07/01/25 ( AGM ) .. 190 193,246
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/25 ... 295 299,761
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 4.00% , 05/01/25 ..... 250 251,170
Series 2016A , RB , 5.00% , 05/01/25 ..... 300 302,881
Series 2019D , RB , 5.00% , 05/01/25 ..... 130 131,249
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 4.00% , 10/01/25 ..... 275 277,881
Series 2018A , RB , 5.00% , 10/01/25 ..... 205 208,989
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/25 175 175,394
San Jose Evergreen Community College District,
Series 2015, GO, 5.00%, 09/01/25 ...... 125 127,221
San Jose Unified School District, Series C, GO,
0.00%, 08/01/25 (NPFGC)
(a)
.......... 240 234,544
San Mateo County Community College District
(a)
Series 2002A , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 130 126,751
Series 2006B , GO , 0.00% , 09/01/25
( NPFGC ) ..................... 440 429,005
San Mateo Foster City Public Financing Authority
Series 2021A , RB , 5.00% , 08/01/25 ..... 355 360,707
Series 2021B , RB , 5.00% , 08/01/25 ..... 1,160 1,178,647
San Mateo Union High School District, Series
2002B, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 300 292,623
Santa Clara Unified School District, Series 2017,
GO, 5.00%, 07/01/25 .............. 125 126,751
Santa Clara Valley Transportation Authority
Series 2015A , RB , 5.00% , 04/01/25 ..... 35 35,319
Series 2018A , RB , 5.00% , 06/01/25 ..... 710 719,116
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/25 ........ 175 176,614
Sequoia Union High School District
Series 2016 , GO , 4.00% , 07/01/25 ...... 275 276,997
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , GO , 5.00% , 07/01/25 ...... USD 510 $ 517,043
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/25 ..... 195 197,732
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,510 1,532,015
State of California
Series 2015 , GO , 4.00% , 03/01/25 ...... 35 35,094
GO , 5.00% , 03/01/25 ............... 690 694,111
GO , 5.00% , 04/01/25 ............... 445 448,396
Series 2019 , GO , 5.00% , 04/01/25 ...... 275 277,099
Series 2016 , GO , 5.00% , 08/01/25 ...... 1,130 1,146,662
Series C , GO , 5.00% , 08/01/25 ........ 475 482,004
GO , 5.00% , 08/01/25 ............... 1,180 1,197,400
Series 2016 , GO , 4.00% , 09/01/25 ...... 680 685,763
Series B , GO , 5.00% , 09/01/25 ........ 360 365,990
GO , 5.00% , 09/01/25 ............... 2,265 2,302,685
Series 2016 , GO , 5.00% , 09/01/25 ...... 190 193,161
Series 2018 , GO , 4.00% , 10/01/25 ...... 75 75,720
Series 2021 , GO , 4.00% , 10/01/25 ...... 125 126,200
GO , 5.00% , 10/01/25 ............... 3,470 3,534,461
Series 2017 , GO , 5.00% , 11/01/25 ...... 725 739,903
GO , 5.00% , 11/01/25 ............... 675 688,875
GO , 5.00% , 12/01/25 ............... 115 117,581
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/25 ....... 100 102,363
Series AX , RB , 5.00% , 12/01/25 ........ 330 337,797
Series AZ , RB , 5.00% , 12/01/25 ........ 525 537,404
Series BA , RB , 5.00% , 12/01/25 ........ 55 56,299
University of California
Series 2015AO , RB , 5.00% , 05/15/25 .... 665 672,238
Series 2016AR , RB , 5.00% , 05/15/25 .... 140 141,524
Series 2017AV , RB , 5.00% , 05/15/25 .... 150 151,633
Series 2017AY , RB , 5.00% , 05/15/25 .... 195 197,122
Series 2023BN , RB , 5.00% , 05/15/25 .... 1,005 1,015,938
Upper Santa Clara Valley Joint Powers Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 160 162,464
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/25
(a)
............. 290 282,863
63,916,505
Colorado — 1.0%
Board of Governors of Colorado State University
System, Series 2017C, RB, 2.50%, 03/01/25
(HERBIP) ..................... 25 24,913
Board of Water Commissioners City & County
of Denver (The), Series 2016A, RB,
4.00%, 09/15/25 ................. 85 85,741
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/25 ..... 375 381,781
Series 2022C , RB , 5.00% , 11/15/25 ..... 190 193,436
City of Colorado Springs Utilities System
Series 2015A , RB , 5.00% , 11/15/25 ..... 445 454,248
Series 2018A-1 , RB , 5.00% , 11/15/25 .... 500 510,391
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 101,585
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 130 132,619
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 415 423,672
Series 2017A , COP , 5.00% , 12/01/25 .... 275 280,392
Series 2018A , GO , 5.50% , 12/01/25 ( SAW ) 510 523,354
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/25 (NPFGC)
(a)
.......... 270 262,257

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
State of Colorado
Series 2017K , COP , 5.00% , 03/15/25 .... USD 230 $ 231,452
Series 2018L , COP , 5.00% , 03/15/25 .... 25 25,158
Series 2019O , COP , 5.00% , 03/15/25 .... 500 503,157
University of Colorado
Series 2007A , RB , 5.00% , 06/01/25 ( NPFGC ) 375 378,222
Series 2017A-2 , RB , 5.00% , 06/01/25 .... 165 166,418
4,678,796
Connecticut — 1.8%
State of Connecticut
Series 2020A , GO , 5.00% , 01/15/25 ..... 1,685 1,690,181
Series 2018A , GO , 5.00% , 04/15/25 ..... 305 307,282
Series 2019A , GO , 5.00% , 04/15/25 ..... 170 171,272
Series 2021B , GO , 3.00% , 06/01/25 ..... 100 99,680
Series 2015B , GO , 5.00% , 06/15/25 ..... 165 166,755
Series 2018C , GO , 5.00% , 06/15/25 ..... 420 424,467
Series 2018E , GO , 5.00% , 09/15/25 ..... 600 610,099
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,315 1,337,133
Series E , GO , 5.00% , 10/15/25 ........ 255 259,459
Series F , GO , 5.00% , 11/15/25 ......... 410 417,892
Series H , GO , 5.00% , 11/15/25 ........ 145 147,791
State of Connecticut Clean Water Fund -
State Revolving Fund, Series 2019A, RB,
5.00%, 02/01/25 ................. 120 120,499
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/25 ..... 245 245,576
Series A , RB , 5.00% , 08/01/25 ......... 330 334,663
Series B , RB , 5.00% , 08/01/25 ......... 425 431,006
Series A , RB , 5.00% , 09/01/25 ......... 460 467,340
Series 2018B , RB , 5.00% , 10/01/25 ..... 330 335,883
Series 2018C , RB , 5.00% , 10/01/25 ..... 135 137,407
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/25 ..... 530 532,522
Series 2019A , RB , 5.00% , 11/01/25 ..... 195 198,785
Series 2018A , RB , 5.00% , 11/15/25 ..... 100 102,025
8,537,717
Delaware — 1.3%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 56,107
County of New Castle
Series 2015 , GO , 5.00% , 10/01/33 ...... 1,565 1,592,330
Series 2015 , GO , 5.00% , 10/01/35 ...... 2,260 2,299,467
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/25 ...... 525 531,523
Series 2020 , RB , 5.00% , 07/01/25 ...... 125 126,553
Series 2020 , RB , 5.00% , 09/01/25 ...... 340 345,453
State of Delaware
Series 2018A , GO , 5.00% , 02/01/25 ..... 105 105,439
Series 2017 , GO , 5.00% , 03/01/25 ...... 260 261,495
Series 2009C , GO , 5.00% , 10/01/25 ..... 790 804,228
Series 2019A , GO , 5.00% , 10/01/25 ..... 225 229,052
6,351,647
District of Columbia — 1.5%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/25 ..... 715 717,970
Series E , GO , 5.00% , 06/01/25 ........ 1,410 1,425,063
Series 2019A , GO , 5.00% , 10/15/25 ..... 1,200 1,222,550
Series 2020 , RB , 5.00% , 12/01/25 ...... 255 260,244
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/25 ..... 205 206,157
Series 2019C , RB , 5.00% , 10/01/25 ..... 875 890,502
Series 2014A , RB , 5.00% , 12/01/25 ..... 280 285,999
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2022C , RB , 5.00% , 12/01/25 ..... USD 280 $ 285,999
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/25 ..... 195 198,490
Series B , RB , 5.00% , 10/01/25 ......... 315 320,638
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/25 200 203,578
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/25 ..... 980 991,786
Series 2021A , RB , 5.00% , 07/15/25 ..... 240 243,079
7,252,055
Florida — 2.8%
Central Florida Expressway Authority, Series
2018, RB, 5.00%, 07/01/25 .......... 140 141,580
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/25 ................. 300 304,960
County of Miami-Dade
Series 2015D , GO , 5.00% , 07/01/25 ..... 320 323,759
Series A , RB , 5.00% , 10/01/25 ......... 120 121,972
Series B , RB , 5.00% , 10/01/25 ......... 290 295,003
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/25 ..... 220 223,737
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/25 .......... 420 427,517
County of Seminole, Series 2005B, RB,
5.25%, 10/01/25 (NPFGC) ........... 80 81,648
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/25 ..... 873 883,672
Series 2017A , RB , 5.00% , 07/01/25 ..... 760 769,291
Series 2018A , RB , 5.00% , 07/01/25 ..... 462 467,648
Series 2019B , RB , 5.00% , 07/01/25 ..... 100 101,223
Florida Department of Management Services,
Series 2015A, COP, 5.00%, 08/01/25 .... 525 531,910
Florida State Development Commission, Series
2017A, RB, 5.00%, 07/01/25 ......... 110 111,330
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/25 ......... 200 203,396
Hillsborough County School Board, Series
2017A, COP, 5.00%, 07/01/25 ........ 185 187,014
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/25 ............. 50 50,683
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/25 .... 180 182,460
Series 2022B , COP , 5.00% , 08/01/25 .... 500 506,834
School Board of Miami-Dade County (The)
Series 2015 , GO , 5.00% , 03/15/25 ...... 230 231,399
Series 2017 , GO , 5.00% , 03/15/25 ...... 205 206,247
Series 2015A , COP , 5.00% , 05/01/25 .... 485 488,746
School District of Broward County
Series 2015 , GO , 5.00% , 07/01/25 ...... 210 212,495
Series 2015A , COP , 5.00% , 07/01/25 .... 365 369,142
Series C , COP , 5.00% , 07/01/25 ........ 315 318,575
State of Florida
Series 2015F , GO , 5.00% , 06/01/25 ..... 205 207,323
Series 2016B , GO , 5.00% , 06/01/25 ..... 170 171,848
Series 2016D , GO , 5.00% , 06/01/25 ..... 130 131,413
Series 2017A , GO , 5.00% , 06/01/25 ( GTD ) 147 148,598
Series 2017B , GO , 5.00% , 06/01/25 ..... 205 207,228
Series 2018A , GO , 5.00% , 06/01/25 ..... 155 156,685
Series 2019SERB , GO , 5.00% , 06/01/25 .. 45 45,489
Series 2022B , GO , 5.00% , 06/01/25 ..... 125 126,359
Series 2016A , GO , 5.00% , 07/01/25 ..... 50 50,621
Series 2016B , GO , 5.00% , 07/01/25 ..... 35 35,435
Series 2017A , GO , 5.00% , 07/01/25 ..... 240 242,982
Series 2018B , GO , 5.00% , 07/01/25 ..... 160 161,988

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021A , GO , 5.00% , 07/01/25 ..... USD 130 $ 131,615
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/25 ...... 325 329,038
Series 2019A , RB , 5.00% , 07/01/25 ..... 105 106,186
State of Florida Department of Transportation
Turnpike System
Series 2015B , RB , 5.00% , 07/01/25 ..... 190 192,235
Series 2016B , RB , 5.00% , 07/01/25 ..... 130 131,529
Series 2019A , RB , 5.00% , 07/01/25 ..... 750 758,821
Series 2020B , RB , 5.00% , 07/01/25 ..... 125 126,470
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/25 ..... 550 556,541
Series 2016B , RB , 5.00% , 07/01/25 ..... 350 354,163
Series 2017A , RB , 5.00% , 07/01/25 ..... 596 603,089
Series 2019A , RB , 5.00% , 07/01/25 ..... 460 465,471
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/25 ................. 145 147,397
Volusia County School Board, Series 2016A,
COP, 5.00%, 08/01/25 (BAM) ......... 90 91,264
13,422,029
Georgia — 2.9%
Association County Commissioners of Georgia,
Series 2020, COP, 5.00%, 07/15/25 ..... 575 582,409
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/25 ..... 340 343,991
Series 2004 , RB , 5.75% , 11/01/25 ( AGM ) . 205 210,341
Series 2022A1 , GO , 5.00% , 12/01/25 .... 250 255,356
Series 2015 , RB , 5.00% , 11/01/33 ...... 2,310 2,330,274
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/25 ......... 145 146,702
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 135 137,051
Forsyth County School District, Series 2020, GO,
5.00%, 02/01/25 ................. 210 210,872
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/25 .......... 720 727,408
Gwinnett County School District
Series 2010 , GO , 5.00% , 02/01/25 ...... 715 718,006
Series 2022B , GO , 5.00% , 08/01/25 ..... 360 365,243
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/25 ...... 295 299,494
Henry County School District
Series 2021 , GO , 4.00% , 08/01/25 ( SAW ) . 160 161,071
Series 2016 , GO , 5.00% , 08/01/25 ( SAW ) . 300 304,212
Henry County Water Authority, Series 2021, RB,
5.00%, 02/01/25 ................. 250 251,007
Metropolitan Atlanta Rapid Transit Authority,
Series 2018A, RB, 4.00%, 07/01/25 ..... 580 583,481
Municipal Electric Authority of Georgia, Series
2019A, RB, 5.00%, 01/01/25 ......... 145 145,315
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 1,220 1,238,827
Series B , RB , 5.00% , 10/01/25 ......... 435 442,504
State of Georgia
Series 2016C , GO , 4.00% , 01/01/25 ..... 890 891,008
Series 2016F , GO , 5.00% , 01/01/25 ..... 135 135,374
Series 2015A , GO , 5.00% , 02/01/25 ..... 850 853,642
Series 2016A , GO , 5.00% , 02/01/25 ..... 745 748,192
Series 2017A-1 , GO , 5.00% , 02/01/25 .... 105 105,450
Series 2022C , GO , 4.00% , 07/01/25 ..... 235 236,460
Series 2021A , GO , 5.00% , 07/01/25 ..... 250 253,189
Series 2018A , GO , 5.00% , 07/01/25 ..... 170 172,168
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2016E , GO , 5.00% , 12/01/25 ..... USD 1,135 $ 1,160,199
14,009,246
Hawaii — 1.8%
City & County Honolulu Wastewater System
Series 2018B , RB , 5.00% , 07/01/25 ..... 730 738,870
Series A , RB , 5.00% , 07/01/25 ......... 200 202,430
Series B , RB , 5.00% , 07/01/25 ......... 255 258,098
Series B , RB , 5.00% , 07/01/30 ......... 1,240 1,254,173
Series A , RB , 5.00% , 07/01/45 ......... 600 606,858
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/25 ..... 100 100,655
Series 2019A , GO , 5.00% , 09/01/25 ..... 175 177,747
Series B , GO , 5.00% , 09/01/25 ........ 480 487,535
Series D , GO , 5.00% , 09/01/25 ........ 230 233,610
Series E , GO , 5.00% , 09/01/25 ........ 320 325,023
Series A , GO , 5.00% , 10/01/25 ........ 245 249,298
Series C , GO , 5.00% , 10/01/25 ........ 65 66,140
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/25 .... 225 225,616
Series 2019FW , GO , 5.00% , 01/01/25 .... 175 175,479
Series FK , GO , 5.00% , 05/01/25 ....... 580 585,321
Series ET , GO , 5.00% , 10/01/25 ........ 135 137,456
Series EZ , GO , 5.00% , 10/01/25 ....... 495 504,005
Series FG , GO , 5.00% , 10/01/25 ....... 470 478,550
Series FH , GO , 5.00% , 10/01/25 ....... 315 320,730
Series FN , GO , 5.00% , 10/01/25 ....... 620 631,279
State of Hawaii State Highway Fund
Series A , RB , 4.00% , 01/01/25 ......... 185 185,203
Series B , RB , 5.00% , 01/01/25 ......... 455 456,246
University of Hawaii
Series B , RB , 5.00% , 10/01/25 ......... 115 116,921
Series E , RB , 5.00% , 10/01/25 ......... 95 96,587
8,613,830
Idaho — 0.3%
Idaho Housing & Finance Association, Series
2015A, RB, 5.00%, 07/15/25 ......... 1,500 1,517,669
Illinois — 3.8%
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/25 ..... 100 100,238
Series C , RB , 5.00% , 01/01/25 ......... 225 225,535
Series D , RB , 5.00% , 01/01/25 ......... 970 972,307
Series E , RB , 5.00% , 01/01/25 ......... 1,255 1,257,985
Series F , RB , 5.00% , 01/01/25 ......... 225 225,535
County of Will, Series 2016, GO,
5.00%, 11/15/41 ................. 2,000 2,039,109
Illinois Finance Authority
Series 2016 , RB , 4.00% , 01/01/25 ...... 680 680,553
Series 2017 , RB , 5.00% , 01/01/25 ...... 370 370,907
Series 2019 , RB , 5.00% , 01/01/25 ...... 240 240,588
Series 2016 , RB , 4.00% , 07/01/25 ...... 1,180 1,185,855
Series 2019 , RB , 5.00% , 07/01/25 ...... 130 131,494
Series 2015 , RB , 5.00% , 12/01/25 ...... 585 597,149
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/25 ..... 225 225,559
Series 2019B , RB , 5.00% , 01/01/25 ..... 710 711,765
Series 2019C , RB , 5.00% , 01/01/25 ..... 280 280,696
Sales Tax Securitization Corp., Series 2020A,
RB, 5.00%, 01/01/25 .............. 500 501,443
State of Illinois
Series 2016 , GO , 5.00% , 01/01/25 ...... 155 155,309
Series 2016 , GO , 5.00% , 02/01/25 ...... 3,605 3,616,238
Series 2021A , GO , 5.00% , 03/01/25 ..... 520 522,268

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2022B , GO , 5.00% , 03/01/25 ..... USD 860 $ 863,751
Series 2023C , GO , 5.00% , 05/01/25 ..... 1,000 1,006,899
Series 2020 , GO , 5.50% , 05/01/25 ...... 210 211,996
Series 2018A , GO , 5.00% , 10/01/25 ..... 100 101,370
Series 2017D , GO , 5.00% , 11/01/25 ..... 2,220 2,253,221
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/25 ................. 200 201,978
18,679,748
Indiana — 1.6%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/25 ..... 320 325,291
Series 2018A , RB , 5.00% , 10/01/25 ..... 160 162,645
Indiana Finance Authority
Series 2015A , RB , 5.00% , 02/01/25 ..... 175 175,737
Series 2015B , RB , 5.00% , 02/01/25 ..... 145 145,610
Series 2017B , RB , 5.00% , 02/01/25 ..... 465 466,957
Series 2017C , RB , 5.00% , 02/01/25 ..... 750 753,157
Series 2018A , RB , 5.00% , 02/01/25 ..... 280 281,179
Series 2019E , RB , 5.00% , 02/01/25 ..... 170 170,716
Series 2021B , RB , 5.00% , 02/01/25 ..... 255 256,073
Series 2016C , RB , 5.00% , 12/01/25 ..... 920 939,930
Series 2015A , RB , 5.00% , 02/01/31 ..... 2,230 2,238,432
Indiana University
Series 2015A , RB , 5.00% , 06/01/25 ..... 295 297,893
Series 2020A , RB , 5.00% , 06/01/25 ..... 500 504,903
Indianapolis Local Public Improvement Bond
Bank, Series 2017C, RB, 5.00%, 01/01/25 . 110 110,271
Purdue University
Series 2016A , RB , 4.00% , 07/01/25 ..... 90 90,587
Series 2016A , COP , 5.00% , 07/01/25 .... 210 212,744
Series 2016CC , RB , 5.00% , 07/01/25 .... 470 476,141
Series EE , RB , 5.00% , 07/01/25 ........ 155 157,025
Series 2007A , RB , 5.25% , 07/01/25 ..... 190 192,793
7,958,084
Iowa — 0.5%
County of Polk, Series 2017C, GO,
5.00%, 06/01/25 ................. 185 186,976
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 575 583,383
Series 2021A , RB , 5.00% , 08/01/25 ..... 330 334,811
State of Iowa
Series 2016A , RB , 5.00% , 06/01/25 ..... 1,020 1,029,708
Series 2020A , GO , 5.00% , 06/01/25 ..... 260 262,475
2,397,353
Kansas — 1.1%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/25 ................. 205 208,250
Johnson County Public Building Commission
Series 2015B , RB , 5.00% , 09/01/25 ..... 180 182,660
Series 2018A , RB , 5.00% , 09/01/25 ..... 265 268,916
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/25 ................. 1,525 1,550,353
Johnson County Unified School District No. 512
Shawnee Mission
Series 2016B , GO , 5.00% , 10/01/25 ..... 250 254,179
Series 2015A , GO , 5.00% , 10/01/30 ..... 510 518,442
Series 2015A , GO , 5.00% , 10/01/31 ..... 825 838,657
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/25 20 20,331
Security
Par (000)
Par (000) Value
Kansas (continued)
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... USD 1,205 $ 1,223,628
Series 2018A , RB , 5.00% , 09/01/25 ..... 225 228,478
5,293,894
Kentucky — 0.3%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/25 ......... 500 508,959
Series B , RB , 5.00% , 11/01/25 ( SAP ) .... 505 515,019
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 295 297,919
1,321,897
Louisiana — 0.6%
State of Louisiana
Series 2019-A , GO , 5.00% , 03/01/25 .... 300 301,625
Series 2020A , GO , 5.00% , 03/01/25 ..... 110 110,596
Series B , GO , 5.00% , 05/01/25 ........ 40 40,343
Series 2016B , GO , 5.00% , 08/01/25 ..... 370 375,008
Series 2016A , GO , 5.00% , 09/01/25 ..... 310 314,741
Series 2016D , GO , 5.00% , 09/01/25 ..... 120 121,835
Series 2019A , RB , 5.00% , 09/01/25 ..... 605 614,253
Series 2021 , RB , 5.00% , 09/01/25 ...... 100 101,529
Series 2024C , GO , 5.00% , 12/01/25 ..... 500 510,348
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/25 ............ 430 433,689
2,923,967
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2018A, RB, 5.00%, 10/01/25 ......... 105 106,738
Maine Municipal Bond Bank
Series 2016A , RB , 5.00% , 09/01/25 ..... 290 294,291
Series 2018B , RB , 5.00% , 11/01/25 ..... 185 188,560
Series 2022A , RB , 5.00% , 11/01/25 ..... 225 229,330
Series A , RB , 5.00% , 11/01/25 ......... 140 142,694
Series C , RB , 5.00% , 11/01/25 ......... 225 229,330
Series D , RB , 5.00% , 11/01/25 ......... 225 229,330
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 1,925 1,943,915
Series 2020B , GO , 5.00% , 06/01/25 ..... 100 100,983
Series 2022B , GO , 5.00% , 06/01/25 ..... 285 287,800
3,752,971
Maryland — 2.6%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/25 ..... 230 232,473
Series 2017B , RB , 5.00% , 07/01/25 ..... 100 101,075
Series 2019A , RB , 5.00% , 07/01/25 ..... 255 258,198
County of Anne Arundel
Series 2015 , GO , 5.00% , 04/01/25 ...... 320 322,343
Series 2016 , GO , 5.00% , 10/01/25 ...... 635 645,903
Series 2018 , GO , 5.00% , 10/01/25 ...... 270 274,636
Series 2020 , GO , 5.00% , 10/01/25 ...... 405 411,954
Series 2021 , GO , 5.00% , 10/01/25 ...... 210 213,606
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/25 ...... 225 226,284
Series 2015 , GO , 5.00% , 08/01/25 ...... 425 431,031
County of Charles, Series 2017, GO,
5.00%, 10/01/25 ................. 85 86,483
County of Frederick
Series 2019A , GO , 5.00% , 08/01/25 ..... 300 304,250
County of Howard
Series 2016A , GO , 5.00% , 02/15/25 ..... 365 366,706
Series 2019B , GO , 5.00% , 08/15/25 ..... 125 126,812

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020A , GO , 5.00% , 08/15/25 ..... USD 240 $ 243,478
County of Montgomery
Series 2020B , COP , 5.00% , 04/01/25 .... 100 100,691
Series 2022A , GO , 5.00% , 08/01/25 ..... 100 101,389
Series 2017C , GO , 5.00% , 10/01/25 ..... 205 208,595
Series 2017D , GO , 4.00% , 11/01/25 ..... 620 625,978
Series 2017A , GO , 5.00% , 11/01/25 ..... 75 76,456
Series 2019A , GO , 5.00% , 11/01/25 ..... 1,100 1,121,362
County of Prince George's
Series 2021A , GO , 5.00% , 07/01/25 ..... 280 283,289
Series 2017B , GO , 5.00% , 07/15/25 ..... 100 101,254
State of Maryland
Series 2017 , GO , 5.00% , 03/15/25 ...... 445 447,942
Series 2018A , GO , 5.00% , 03/15/25 ..... 205 206,356
Series 2015B , GO , 4.00% , 08/01/25 ..... 335 337,396
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,000 2,029,010
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/25 ...... 100 100,878
Series 2016 , RB , 4.00% , 09/01/25 ...... 430 433,211
Series 2018 , RB , 5.00% , 10/01/25 ...... 500 508,732
Series 2021A , RB , 5.00% , 10/01/25 ..... 100 101,746
Series 2018 , RB , 5.00% , 12/01/25 ...... 130 132,676
Washington Suburban Sanitary Commission
Series 2016 , RB , 4.00% , 06/01/25 ( GTD ) .. 75 75,371
Series 2017 , RB , 4.00% , 06/01/25 ( GTD ) .. 485 487,402
Series 2016 , RB , 5.00% , 06/01/25 ( GTD ) .. 120 121,282
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 490 495,568
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 250 255,034
12,596,850
Massachusetts — 3.2%
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 204,122
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/25 ..... 245 245,659
Series 2016A , GO , 5.00% , 03/01/25 ..... 100 100,572
Series B , GO , 5.00% , 04/01/25 ........ 160 161,173
Series 2019F , GO , 5.00% , 05/01/25 ..... 380 383,429
Series 2023A , GO , 5.00% , 05/01/25 ..... 1,000 1,009,025
Series 2016A , GO , 5.00% , 07/01/25 ..... 265 268,292
Series 2016B , GO , 5.00% , 07/01/25 ..... 330 334,100
Series 2019A , GO , 5.00% , 07/01/25 ..... 150 151,864
Series A , GO , 5.00% , 07/01/25 ........ 100 101,242
Series 2018E , GO , 5.00% , 09/01/25 ..... 150 152,406
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 995 1,013,815
Series 2016C , GO , 5.00% , 10/01/25 ..... 815 829,604
Series 2020E , GO , 5.00% , 11/01/25 ..... 230 234,563
Series 2021B , GO , 5.00% , 11/01/25 ..... 295 300,852
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 180 183,571
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 495 500,179
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 350 354,395
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/25 ..... 745 754,355
Series 2024A , RB , 5.00% , 07/01/25 ..... 1,000 1,012,557
Series B , RB , 5.00% , 07/01/25 ......... 180 182,260
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 1,565 1,587,583
Series 22 , RB , 5.00% , 08/01/25 ........ 95 96,435
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/25 ..... 250 254,862
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts School Building Authority
Series 2015B , RB , 5.00% , 01/15/25 ..... USD 130 $ 130,438
Series 2019A , RB , 5.00% , 02/15/25 ..... 270 271,279
Series 2016A , RB , 5.00% , 11/15/41 ..... 250 254,889
Series 2016A , RB , 5.00% , 11/15/45 ..... 2,475 2,523,397
Massachusetts Transportation Trust Fund
Metropolitan Highway System, Series 2018A,
RB, 5.00%, 01/01/25 .............. 530 531,452
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/25 ..... 40 40,553
Series C , RB , 5.00% , 08/01/25 ......... 10 10,138
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 1,015 1,031,740
Town of Watertown, GO, 5.00%, 02/01/25 ... 225 226,048
University of Massachusetts Building Authority
Series 2015-1 , RB , 5.00% , 11/01/25 ..... 105 107,174
Series 2017-3 , RB , 5.00% , 11/01/25 ..... 105 107,174
15,651,197
Michigan — 1.3%
Lansing School District, Series 2022I, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 20 20,172
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/25 ..... 870 884,797
Series 2021B , RB , 5.00% , 10/01/25 ..... 385 391,723
Series 2017A-MI , RB , 5.00% , 12/01/25 ... 185 188,604
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/25 ...... 580 584,498
Series 2016I , RB , 5.00% , 04/15/25 ...... 270 272,094
Series 2019I , RB , 5.00% , 04/15/25 ...... 510 513,955
Michigan State University
Series 2019C , RB , 5.00% , 02/15/25 ..... 35 35,163
Series 2023A , RB , 5.00% , 02/15/25 ..... 305 306,425
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,810 1,820,755
Series 2016B , GO , 4.00% , 11/01/25 ..... 210 211,967
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 142,767
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 330 332,484
Series 2019A , RB , 5.00% , 04/01/25 ..... 530 533,989
Wayne County Airport Authority, Series A, RB,
5.00%, 12/01/25 ................. 25 25,487
6,264,880
Minnesota — 1.8%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 202,105
County of Hennepin, Series 2020B, GO,
5.00%, 12/01/25 ................. 1,000 1,022,286
Metropolitan Council
Series 2015A , GO , 5.00% , 03/01/25 ..... 215 216,120
Series 2017C , GO , 5.00% , 03/01/25 ..... 130 130,677
Series 2020B , GO , 5.00% , 03/01/25 ..... 630 633,281
Series 2021B , GO , 5.00% , 12/01/25 ..... 1,050 1,072,722
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2016C , RB , 5.00% , 01/01/25 ..... 210 210,538
Series A , RB , 5.00% , 01/01/25 ......... 740 741,898
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/25 ................. 575 578,287
Southern Minnesota Municipal Power Agency,
Series 1994A, RB, 0.00%, 01/01/25
(NPFGC)
(a)
.................... 55 54,626

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
State of Minnesota
Series 2015D , GO , 5.00% , 08/01/25 ..... USD 1,300 $ 1,318,565
Series 2016B , GO , 5.00% , 08/01/25 ..... 315 319,499
Series 2018A , GO , 5.00% , 08/01/25 ..... 245 248,499
Series 2017A , GO , 5.00% , 10/01/25 ..... 165 167,972
Series 2017B , GO , 5.00% , 10/01/25 ..... 135 137,431
Series 2017E , GO , 5.00% , 10/01/25 ..... 145 147,611
University of Minnesota
Series 2019B , RB , 5.00% , 10/01/25 ..... 275 279,819
Series 2017B , RB , 5.00% , 12/01/25 ..... 1,115 1,138,635
8,620,571
Mississippi — 0.2%
State of Mississippi
Series 2016B , GO , 5.00% , 12/01/25 ..... 450 459,506
Series 2015F , GO , 5.00% , 11/01/32 ..... 300 305,803
765,309
Missouri — 0.2%
Metropolitan St Louis Sewer District, Series
2015B, RB, 5.00%, 05/01/25 ......... 110 110,942
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/25 ..... 190 191,743
Missouri State Board of Public Buildings
Series 2017A , RB , 5.00% , 04/01/25 ..... 420 423,027
Series 2020B , RB , 5.00% , 10/01/25 ..... 460 468,117
1,193,829
Nebraska — 0.8%
City of Omaha, Series 2021, GO,
5.00%, 04/15/25 ................. 825 830,979
Douglas County School District No. 17, Series A,
GO, 4.00%, 06/15/35 .............. 630 632,943
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/25 ..... 505 506,187
Series 2021A , RB , 5.00% , 01/01/25 ..... 300 300,705
Series C , RB , 5.00% , 01/01/25 ......... 370 370,870
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/25 ..... 365 366,498
Series 2018A , RB , 5.00% , 02/01/25 ..... 595 597,441
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/25 ................. 230 230,810
3,836,433
Nevada — 1.0%
Clark County School District, Series 2016A, GO,
5.00%, 06/15/25 ................. 260 262,522
County of Clark
Series 2018A , GO , 5.00% , 06/01/25 ..... 255 257,607
Series 2019B , GO , 5.00% , 06/01/25 ..... 50 50,511
Series 2016B , RB , 5.00% , 07/01/25 ..... 145 146,714
Series 2016A , GO , 5.00% , 11/01/25 ..... 485 494,231
Series 2016B , GO , 5.00% , 11/01/25 ..... 565 575,753
Series 2020B , GO , 5.00% , 11/01/25 ..... 35 35,666
Series 2018B , GO , 5.00% , 12/01/25 ..... 280 285,941
County of Clark Department of Aviation, Series
2019A, RB, 5.00%, 07/01/25 ......... 300 303,403
Las Vegas Valley Water District
Series 2020C , GO , 5.00% , 06/01/25 ..... 175 176,769
Series 2021A , GO , 5.00% , 06/01/25 ..... 185 186,870
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 125 125,948
Series 2017A , GO , 5.00% , 05/01/25 ..... 260 262,424
Series 2019A , GO , 5.00% , 05/01/25 ..... 440 444,102
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2020A , GO , 5.00% , 05/01/25 ..... USD 140 $ 141,305
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 955 975,997
Washoe County School District
Series 2015A , GO , 5.00% , 06/01/25 ..... 140 141,586
Series 2017C , GO , 5.00% , 10/01/25 ..... 60 61,135
4,928,484
New Hampshire — 0.5%
City of Manchester, Series 2020A, GO,
4.00%, 06/15/25 ................. 385 387,071
City of Nashua, Series 2021, GO,
5.00%, 09/01/25 ................. 140 142,243
New Hampshire Municipal Bond Bank
Series 2015A , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 230 233,319
Series 2016B , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 100 101,443
Series 2016D , RB , 5.00% , 08/15/25 ..... 100 101,443
Series 2018B , RB , 5.00% , 08/15/25 ..... 170 172,453
Series 2020B , RB , 5.00% , 08/15/25 ..... 275 278,969
Series 2022C , RB , 5.00% , 08/15/25 ( ST
INTERCEPT ) .................. 105 106,515
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 165 166,513
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/25 ..... 175 178,810
Series 2020D , GO , 5.00% , 12/01/25 ..... 540 551,756
2,420,535
New Jersey — 2.2%
County of Essex, Series 2017, GO,
5.00%, 08/01/25 ................. 170 172,412
Monmouth County Improvement Authority (The)
Series 2017 , RB , 5.00% , 02/15/25 ( GTD ) .. 100 100,531
Series 2016B , RB , 4.00% , 08/01/25 ( GTD ) 50 50,398
Series 2019B , RB , 5.00% , 12/01/25 ( GTD ) 270 276,279
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/25 ... 835 838,565
Series AAA , RB , 4.13% , 06/15/25 ....... 170 170,598
Series 2017DDD , RB , 5.00% , 06/15/25 ... 155 156,372
Series 2015A , RB , 5.00% , 06/15/25 ..... 390 393,451
Series B , RB , 4.00% , 11/01/25 ......... 920 925,362
Series 2022A , RB , 5.00% , 11/01/25 ..... 170 172,666
Series WW , RB , 5.25% , 06/15/31 ....... 1,000 1,011,993
New Jersey Educational Facilities Authority
Series 2016B , RB , 5.00% , 07/01/25 ..... 445 450,637
Series 2017B , RB , 5.00% , 07/01/25 ..... 165 167,090
New Jersey Infrastructure Bank, Series 2015A-1,
RB, 5.00%, 09/01/25 (GTD) .......... 110 111,764
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 5.00% , 06/15/25 .... 25 25,221
Series 2016A-1 , RB , 5.00% , 06/15/25 .... 195 196,953
Series 2021A , RB , 5.00% , 06/15/25 ..... 200 201,781
Series 2004A , RB , 5.75% , 06/15/25 ( NPFGC ) 220 222,952
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/25 ..... 140 140,353
Series 2017E , RB , 5.00% , 01/01/25 ..... 775 776,952
Series 2004C-2 , RB , 5.50% , 01/01/25
( AMBAC ) ..................... 850 852,837
State of New Jersey
GO , 5.00% , 06/01/25 ............... 240 242,428
Series 2020A , GO , 5.00% , 06/01/25 ..... 2,500 2,525,289
Series 2014 , GO , 5.00% , 06/01/31 ...... 110 111,081

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
GO , 5.00% , 06/01/32 ............... USD 500 $ 504,913
10,798,878
New Mexico — 0.9%
New Mexico Finance Authority
Series 2019D , RB , 5.00% , 06/01/25 ..... 220 222,264
Series 2015A , RB , 5.00% , 06/15/25 ..... 330 333,652
Series 2018A , RB , 5.00% , 06/15/25 ..... 500 505,534
Series 2021A , RB , 5.00% , 06/15/25 ..... 295 298,265
Santa Fe Public School District, Series 2015,
GO, 5.00%, 08/01/25 (SAW) ......... 100 101,330
State of New Mexico
Series A , GO , 5.00% , 03/01/25 ........ 925 930,287
Series B , GO , 5.00% , 03/01/25 ........ 540 543,087
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 220 222,733
Series 2015B , RB , 5.00% , 07/01/25 ..... 55 55,683
Series 2016D , RB , 5.00% , 07/01/25 ..... 135 136,677
Series 2022A , RB , 5.00% , 07/01/25 ..... 700 708,697
Series A , RB , 5.00% , 07/01/25 ......... 290 293,603
4,351,812
New York — 7.5%
City of New York
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 125 126,280
Series E , GO , 4.00% , 08/01/25 ........ 100 100,627
Series 2008J-9 , GO , 5.00% , 08/01/25 .... 175 177,383
Series 2017A , GO , 5.00% , 08/01/25 ..... 210 212,860
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 845 856,507
Series 2018C , GO , 5.00% , 08/01/25 ..... 195 197,655
Series 2018D , GO , 5.00% , 08/01/25 ..... 155 157,111
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 235 238,200
Series 2021C , GO , 5.00% , 08/01/25 ..... 1,645 1,667,401
Series 2022C , GO , 5.00% , 08/01/25 ..... 170 172,315
Series A , GO , 5.00% , 08/01/25 ........ 320 324,358
Series C , GO , 5.00% , 08/01/25 ........ 3,210 3,253,713
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 130 132,000
County of Monroe, Series 2015, GO,
5.00%, 06/01/25 (AGM) ............ 50 50,607
County of Westchester, Series 2020A, GO,
5.00%, 10/15/25 ................. 70 71,449
Empire State Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 1,280 1,288,714
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,190 1,198,100
Series 2017A , RB , 5.00% , 03/15/25 ..... 1,065 1,072,250
Series 2017C , RB , 5.00% , 03/15/25 ..... 105 105,715
Series 2020A , RB , 5.00% , 03/15/25 ..... 395 397,689
Series 2020C , RB , 5.00% , 03/15/25 ..... 195 196,328
Series 2021A , RB , 5.00% , 03/15/25 ..... 55 55,344
Erie County Industrial Development Agency
(The), Series 2022A, RB, 5.00%, 05/01/25
(SAW) ....................... 350 353,277
Hudson Yards Infrastructure Corp., Series
2017A, RB, 4.00%, 02/15/25 ......... 100 100,201
Long Island Power Authority
Series 2000A , RB , 0.00% , 06/01/25 ( AGM )
(a)
200 195,856
Series 2021A , RB , 5.00% , 09/01/25 ..... 140 142,394
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/25 ...... 230 234,111
Series 2016B , RB , 5.00% , 11/15/25 ..... 100 101,787
Series 2017B , RB , 5.00% , 11/15/25 ..... 450 458,042
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 470 478,405
Series 2018B , RB , 5.00% , 11/15/25 ..... 100 101,787
Series A-1 , RB , 5.00% , 11/15/25 ....... 185 188,306
Security
Par (000)
Par (000) Value
New York (continued)
Series A-2 , RB , 5.00% , 11/15/25 ....... USD 285 $ 290,094
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2017A , RB , 5.00% , 11/15/25 ..... 140 142,953
Series 2024A , 5.00% , 11/15/25 ........ 300 306,328
Series B-1 , RB , 5.00% , 11/15/25 ....... 70 71,477
Series B-2 , RB , 5.00% , 11/15/25 ....... 265 270,590
New York City Municipal Water Finance Authority
Series 2015FF , RB , 4.00% , 06/15/25 .... 50 50,282
Series 2020CC-2 , RB , 4.00% , 06/15/25 ... 125 125,705
Series 2020FF , RB , 4.00% , 06/15/25 .... 495 497,792
Series 2015FF , RB , 5.00% , 06/15/25 .... 145 146,704
Series 2020AA , RB , 5.00% , 06/15/25 .... 325 328,818
Series 2020FF , RB , 5.00% , 06/15/25 .... 325 328,818
New York City Transitional Finance Authority
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 50 50,699
Series B-1 , RB , 5.00% , 08/01/25 ....... 605 613,362
New York City Transitional Finance Authority
Building Aid
Series S-2 , RB , 4.00% , 07/15/25 ( SAW ) .. 210 211,418
Series 2018S-4A , RB , 5.00% , 07/15/25
( SAW ) ....................... 205 207,803
Series 2019S-2A , RB , 5.00% , 07/15/25
( SAW ) ....................... 250 253,138
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/25 ( SAW ) ........... 115 116,572
New York City Transitional Finance Authority
Future Tax Secured
Series 2017A-1 , RB , 4.00% , 05/01/25 .... 100 100,391
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/25 ................ 210 211,854
Series 2018B-1 , RB , 5.00% , 08/01/25 .... 275 279,030
Series 2018-1 , RB , 5.00% , 11/01/25 ..... 345 351,707
Series 2020B-1 , RB , 5.00% , 11/01/25 .... 165 168,208
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 225 229,374
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/25 ................ 135 137,625
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 60 61,167
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 580 591,276
Series C , RB , 5.00% , 11/01/25 ......... 1,400 1,427,219
New York State Dormitory Authority
Series 2019E , RB , 4.00% , 02/15/25 ..... 130 130,298
Series 2016D , RB , 5.00% , 02/15/25 ..... 595 598,057
Series 2014E , RB , 5.00% , 02/15/25 ..... 60 60,308
Series 2019D , RB , 5.00% , 02/15/25 ..... 280 281,439
Series 2015B , RB , 5.00% , 02/15/25 ..... 390 392,004
Series 2016A , RB , 5.00% , 02/15/25 ..... 175 175,899
Series 2017A , RB , 5.00% , 02/15/25 ..... 395 397,030
Series 2018E , RB , 5.00% , 03/15/25 ..... 440 442,995
Series 2018C , RB , 5.00% , 03/15/25 ..... 325 327,213
Series 2018A , RB , 5.00% , 03/15/25 ..... 280 281,906
Series 2017A , RB , 5.00% , 03/15/25 ..... 305 307,076
Series 2016A , RB , 5.00% , 03/15/25 ..... 455 458,098
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 181,225
Series 2015A , RB , 5.00% , 03/15/25 ..... 695 699,410
Series 2021E , RB , 5.00% , 03/15/25 ..... 95 95,647
Series 2005B , RB , 5.50% , 03/15/25 ( AMBAC ) 220 221,923
Series 2016A , RB , 4.00% , 07/01/25 ..... 15 15,096
Series 2017A , RB , 5.00% , 07/01/25 ..... 200 202,365
Series 2018A , RB , 5.00% , 07/01/25 ..... 85 86,084
Series 2019A , RB , 5.00% , 07/01/25 ..... 305 308,951
Series 2015A , RB , 5.00% , 07/01/25 ..... 160 161,892
Series 2020A , RB , 5.00% , 09/15/25 ..... 2,500 2,542,295
Series 2015A , RB , 5.00% , 10/01/25 ..... 255 259,724
Series 2015B , RB , 5.00% , 07/01/37 ..... 50 50,591

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York State Environmental Facilities Corp.
Series 2015D , RB , 5.00% , 03/15/25 ..... USD 215 $ 216,486
Series 2015A , RB , 4.00% , 06/15/25 ..... 115 115,705
Series 2017A , RB , 5.00% , 06/15/25 ..... 205 207,510
Series 2018A , RB , 5.00% , 06/15/25 ..... 150 151,837
Series 2019B , RB , 5.00% , 06/15/25 ..... 395 399,837
Series 2020B , RB , 5.00% , 10/15/25 ..... 70 71,397
New York State Thruway Authority
Series K , RB , 5.00% , 01/01/25 ......... 220 220,539
Series L , RB , 5.00% , 01/01/25 ......... 260 260,694
Series P , RB , 5.00% , 01/01/25 ......... 500 501,336
Series 2021A-1 , RB , 5.00% , 03/15/25 .... 235 236,556
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/25 ....... 195 196,787
Series 205 , RB , 5.00% , 11/15/25 ....... 490 500,280
Series 230 , RB , 4.00% , 12/01/25 ....... 145 146,561
State of New York
Series 2018A , GO , 5.00% , 02/15/25 ..... 75 75,414
Series 2015A , GO , 5.00% , 03/15/25 ..... 55 55,401
Series 2023A , GO , 5.00% , 03/15/25 ..... 300 302,185
Triborough Bridge & Tunnel Authority
Series 2016A , RB , 5.00% , 11/15/25 ..... 310 316,415
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 690 704,278
Series 2018B , RB , 5.00% , 11/15/25 ..... 215 219,449
Series 2023A , RB , 5.00% , 11/15/25 ..... 500 510,346
Series B , RB , 5.00% , 11/15/25 ......... 320 326,622
36,390,337
North Carolina — 2.4%
City of Charlotte
Series 2015B , COP , 5.00% , 06/01/25 .... 50 50,534
Series 2016A , GO , 5.00% , 07/01/25 ..... 85 86,089
Series 2021A , RB , 5.00% , 07/01/25 ..... 215 217,495
COP , 5.00% , 12/01/25 .............. 50 51,082
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/25 ...... 230 232,946
Series 2018 , RB , 5.00% , 07/01/25 ...... 420 425,379
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/25 ................. 245 248,925
City of Winston-Salem Water & Sewer System
Series 2020A , RB , 5.00% , 06/01/25 ..... 75 75,797
Series A , RB , 5.00% , 06/01/25 ......... 200 202,125
County of Buncombe, Series 2015, RB,
5.00%, 06/01/25 ................. 235 237,442
County of Durham, Series 2015, GO,
5.00%, 10/01/25 ................. 275 279,972
County of Forsyth
Series 2019B , GO , 5.00% , 03/01/25 ..... 270 271,550
Series 2013 , GO , 5.00% , 07/01/25 ...... 95 96,179
Series 2015 , GO , 5.00% , 12/01/25 ...... 200 204,349
County of Guilford, Series 2017, GO,
5.00%, 03/01/25 ................. 350 351,998
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,530
County of Johnston, Series 2015, GO,
4.00%, 02/01/25 ................. 240 240,407
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/25 ...... 165 165,931
Series 2011-C , GO , 5.25% , 12/01/25 .... 25 25,602
County of New Hanover, Series 2016, GO,
5.00%, 08/01/25 ................. 120 121,774
County of Wake
Series 2022B , GO , 5.00% , 02/01/25 ..... 195 195,810
Series 2010C , GO , 5.00% , 03/01/25 ..... 380 382,169
Series 2016A , GO , 5.00% , 03/01/25 ..... 655 658,739
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2018A , GO , 5.00% , 03/01/25 ..... USD 445 $ 447,540
Series 2018A , RB , 5.00% , 08/01/25 ..... 235 238,335
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/25 ........ 615 616,539
North Carolina Turnpike Authority, Series 2018,
RB, 5.00%, 01/01/25 .............. 1,600 1,603,733
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/25 ...... 325 326,858
Series 2017B , RB , 5.00% , 05/01/25 ..... 315 317,843
Series 2019A , RB , 5.00% , 05/01/25 ..... 150 151,354
Series 2020B , RB , 5.00% , 05/01/25 ..... 430 433,881
Series 2022A , RB , 5.00% , 05/01/25 ..... 395 398,565
Series 2013B , GO , 5.00% , 06/01/25 ..... 590 596,276
Series 2015A , GO , 5.00% , 06/01/25 ..... 145 146,542
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,535 1,551,329
Series 2016B , GO , 5.00% , 06/01/25 ..... 195 197,074
11,873,693
Ohio — 3.0%
American Municipal Power, Inc.
Series 2019B , RB , 5.00% , 02/15/25 ..... 715 718,072
Series 2020A , RB , 5.00% , 02/15/25 ..... 450 451,933
City of Cincinnati, Series 2016A, GO,
4.00%, 12/01/25 ................. 150 151,467
City of Cincinnati Water System
Series B , RB , 5.00% , 12/01/25 ......... 100 102,078
Series B , RB , 4.00% , 12/01/30 ......... 2,000 2,021,952
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. 140 143,030
City of Columbus
Series 2017A , GO , 4.00% , 04/01/25 ..... 275 275,886
Series 2018A , GO , 5.00% , 04/01/25 ..... 230 231,684
Series 2021A , GO , 5.00% , 04/01/25 ..... 310 312,270
Series 2015B , GO , 4.00% , 07/01/25 ..... 35 35,205
Series 2015A , GO , 5.00% , 07/01/25 ..... 205 207,544
Series 2016-2 , GO , 5.00% , 07/01/25 ..... 175 177,172
Series 2016A , GO , 4.00% , 08/15/25 ..... 45 45,329
County of Franklin, Series 2018, RB,
5.00%, 06/01/25 ................. 170 171,767
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/25 ................. 135 137,805
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/25 ...... 280 286,206
Series 2020A , RB , 5.00% , 12/01/25 ..... 190 194,212
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/25 ..... 1,055 1,059,968
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/25 ...... 200 202,093
Series 2019A , RB , 5.00% , 06/01/25 ..... 435 439,552
Series 2019A , RB , 5.00% , 12/01/25 ..... 560 571,890
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/25 ..... 430 434,499
Series 2015A , RB , 5.00% , 12/01/25 ..... 675 689,332
Series 2015B , RB , 5.00% , 12/01/25 ..... 270 275,733
Series 2020B , RB , 5.00% , 12/01/25 ..... 250 255,308
State of Ohio
Series 2015A , RB , 5.00% , 02/01/25 ..... 50 50,189
Series 2017A , RB , 5.00% , 04/01/25 ..... 250 251,677
Series 2018A , RB , 5.00% , 04/01/25 ..... 45 45,302
Series W , GO , 4.00% , 05/01/25 ........ 150 150,615
Series S , GO , 5.00% , 05/01/25 ........ 185 186,670
Series V , GO , 5.00% , 05/01/25 ........ 315 317,843
Series 2016A , GO , 5.00% , 08/01/25 ..... 5 5,069
Series 2015A , GO , 5.00% , 09/01/25 ..... 405 411,496

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2016A , GO , 5.00% , 09/01/25 ..... USD 165 $ 167,646
Series 2018A , GO , 5.00% , 09/01/25 ..... 165 167,646
Series 2017B , GO , 5.00% , 09/01/25 ..... 225 228,609
Series 2013A , GO , 5.00% , 09/15/25 ..... 290 294,906
Series 2017B , GO , 5.00% , 09/15/25 ..... 615 625,405
Series 2017V , GO , 5.00% , 10/01/25 ..... 445 452,974
Series T , GO , 5.00% , 11/01/25 ......... 180 183,571
Series 2016C , RB , 5.00% , 12/01/25 ..... 145 147,907
Series 2017A , GO , 5.00% , 05/01/26 ..... 1,000 1,008,777
Series 2017A , GO , 5.00% , 05/01/37 ..... 435 438,818
14,727,107
Oklahoma — 0.4%
City of Oklahoma
Series 2015 , GO , 5.00% , 03/01/25 ...... 75 75,428
Series 2016 , GO , 5.00% , 03/01/25 ...... 20 20,114
Grand River Dam Authority
Series 2016A , RB , 4.00% , 06/01/25 ..... 165 165,760
Series 2016A , RB , 5.00% , 06/01/25 ..... 680 687,028
Oklahoma Capitol Improvement Authority, Series
2017A, RB, 4.00%, 07/01/25 ......... 110 110,466
Oklahoma City Water Utilities Trust, Series 2016,
RB, 5.00%, 07/01/25 .............. 385 389,400
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/25 ................. 290 290,721
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 225 226,575
Series 2020 , RB , 5.00% , 04/01/25 ...... 140 140,980
2,106,472
Oregon — 2.2%
City of Eugene Electric Utility System, Series
2016A, RB, 5.00%, 08/01/25 ......... 15 15,208
City of Portland, Series 2018B, GO,
5.00%, 06/15/25 ................. 95 96,110
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/25 ..... 110 110,639
Series 2015A , RB , 5.00% , 06/01/25 ..... 270 272,917
Series 2016A , RB , 5.00% , 06/15/25 ..... 380 384,414
Clackamas & Washington Counties School
District No. 3
Series 2015 , GO , 5.00% , 06/15/29 ( GTD ) . 300 303,233
Series 2015 , GO , 5.00% , 06/15/32 ( GTD ) . 3,000 3,032,328
Multnomah County School District No. 1 Portland
Series 2015B , GO , 5.00% , 06/15/25 ( GTD ) 205 207,267
Series 2017B , GO , 5.00% , 06/15/25 ( GTD ) 290 293,207
Series 2020 , GO , 5.00% , 06/15/25 ( GTD ) . 1,025 1,036,337
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(a)
...................... 650 392,667
Portland Community College District, Series
2016, GO, 5.00%, 06/15/25 .......... 360 364,071
Salem-Keizer School District No. 24J, Series
2020B, GO, 5.00%, 06/15/25 (GTD) ..... 275 278,093
State of Oregon
Series 2017A , GO , 5.00% , 05/01/25 ..... 300 302,707
Series 2021A , GO , 5.00% , 05/01/25 ..... 785 792,084
Series C , GO , 5.00% , 06/01/25 ........ 165 166,765
Series 2023G , GO , 5.00% , 08/01/25 ..... 640 649,092
Series L , GO , 5.00% , 08/01/25 ........ 225 228,196
Series 2015O , GO , 5.00% , 08/01/35 ..... 550 557,403
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/25 ..... 115 117,332
Series A , RB , 5.00% , 11/15/25 ......... 720 734,601
Security
Par (000)
Par (000) Value
Oregon (continued)
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 09/01/25 USD 200 $ 203,073
10,537,744
Pennsylvania — 3.0%
City of Philadelphia
Series 2022C , RB , 5.00% , 06/01/25 ..... 420 424,389
Series 2015A , GO , 5.00% , 08/01/25 ..... 255 258,409
Series 2017A , GO , 5.00% , 08/01/25 ..... 150 152,005
Series 2019A , GO , 5.00% , 08/01/25 ..... 135 136,805
Series 2016 , RB , 5.00% , 10/01/25 ...... 1,160 1,180,340
Series 2017B , RB , 5.00% , 11/01/25 ..... 195 198,787
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/25 ...... 1,575 1,578,968
Series 2016-2 , GO , 5.00% , 01/15/25 ..... 170 170,537
Series 2016 , GO , 5.00% , 02/01/25 ( AGM ) . 370 371,474
Series 2021 , GO , 5.00% , 05/15/25 ...... 250 252,316
Series 2019 , GO , 5.00% , 07/15/25 ...... 175 177,196
Series 2015 , GO , 5.00% , 08/15/25 ...... 145 147,070
Series 2016 , GO , 5.00% , 09/15/25 ( AGM-CR ) 20 20,326
Series 2016 , GO , 5.00% , 09/15/25 ...... 2,570 2,611,253
Series 2022 , GO , 5.00% , 10/01/25 ...... 1,130 1,149,219
County of Bucks, Series 2017, GO,
5.00%, 06/01/25 ................. 140 141,536
County of Chester, Series 2020A, GO,
5.00%, 07/15/25 ................. 100 101,296
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 61,304
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... 150 151,722
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/25 ..... 295 295,747
Series 2022 , RB , 5.00% , 01/01/25 ...... 120 120,304
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25 ..... 200 204,152
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/25 .. 370 376,619
Pennsylvania Infrastructure Investment Authority,
Series 2018, RB, 5.00%, 01/15/25 ...... 150 150,505
Pennsylvania State University (The), Series B,
RB, 5.25%, 08/15/25 .............. 365 370,905
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/25 ..... 265 267,589
Series B-2 , RB , 5.00% , 06/01/25 ....... 185 186,807
Series 2016A-1 , RB , 5.00% , 12/01/25 .... 440 448,681
Series 2017A , RB , 5.00% , 12/01/25 ..... 150 152,992
Series 2019A , RB , 5.00% , 12/01/25 ..... 160 163,157
Series 2021B , RB , 5.00% , 12/01/25 ..... 990 1,009,572
Series A-1 , RB , 5.00% , 12/01/25 ....... 520 530,259
Series A-2 , RB , 5.00% , 12/01/25 ....... 560 571,048
Philadelphia Authority for Industrial
Development, Series 2021A, RB,
5.00%, 07/01/25 ................. 250 252,852
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/25 (AGM) ..... 145 147,059
Township of Lower Merion, Series 2020, GO,
5.00%, 01/15/25 ................. 55 55,154
14,588,354
Rhode Island — 0.4%
Narragansett Bay Commission, Series 2015A,
RB, 5.00%, 02/01/30 .............. 400 401,694
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/25 ..... 625 631,879
Series 2017A , RB , 5.00% , 06/15/25 ..... 220 222,421

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... USD 145 $ 147,611
Series 2017B , RB , 5.00% , 10/01/25 ..... 135 137,431
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/25 ..... 525 526,767
Series 2015A , GO , 5.00% , 08/01/25 ..... 105 106,492
2,174,295
South Carolina — 0.9%
City of Charleston Waterworks & Sewer System,
Series 2015, RB, 5.00%, 01/01/32 ...... 815 817,053
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/25 ..... 265 266,101
County of Charleston
Series 2015C , GO , 5.00% , 11/01/25 ( SAW ) 315 321,367
Series 2015D , GO , 5.00% , 11/01/25 ( SAW ) 65 66,314
Series 2017A , GO , 5.00% , 11/01/25 ( SAW ) 100 102,021
Fort Mill School District No. 4, Series 2019A,
GO, 5.00%, 03/01/25 (SCSDE) ........ 100 100,571
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 509,906
Horry County School District, Series 2016, RB,
5.00%, 03/01/25 ................. 105 105,624
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/25 . 1,555 1,582,297
State of South Carolina
Series 2015A , GO , 5.00% , 04/01/25 ( SAW ) 125 125,916
Series 2015B , GO , 5.00% , 04/01/25 ( SAW ) 200 201,466
4,198,636
Tennessee — 2.1%
City of Memphis
Series 2015A , GO , 5.00% , 04/01/25 ..... 325 327,245
Series 2018 , GO , 5.00% , 06/01/25 ...... 1,000 1,010,103
Series 2020A , GO , 5.00% , 12/01/25 ..... 305 311,272
City of Memphis Electric System, Series 2017,
RB, 5.00%, 12/01/25 .............. 160 163,290
City of Memphis Sanitary Sewerage System
Series 2018 , RB , 5.00% , 10/01/25 ...... 200 203,398
Series 2020B , RB , 5.00% , 10/01/25 ..... 455 462,730
County of Hamilton
Series 2015B , GO , 4.00% , 03/01/25 ..... 465 466,393
Series 2018A , GO , 5.00% , 04/01/25 ..... 160 161,285
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 555 559,064
Series 2022A , GO , 5.00% , 04/01/25 ..... 100 100,732
County of Putnam, Series 2017, GO,
5.00%, 04/01/25 ................. 185 186,316
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 270 271,988
Series 2016A , GO , 5.00% , 04/01/25 ..... 250 251,841
Series 2019A , GO , 5.00% , 04/01/25 ..... 210 211,546
Series 2019B , GO , 5.00% , 04/01/25 ..... 170 171,252
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. 150 153,246
County of Williamson, Series 2017, GO,
5.00%, 04/01/25 ................. 125 125,890
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/25 ..... 310 312,984
Series 2021A , RB , 5.00% , 05/15/25 ..... 345 348,321
Series 2017B , RB , 5.00% , 07/01/25 ..... 125 126,535
Series 2020A , RB , 5.00% , 07/01/25 ..... 45 45,552
Series 2020B , RB , 5.00% , 07/01/25 ..... 175 177,148
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2021A , RB , 5.00% , 07/01/25 ..... USD 895 $ 906,168
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/25 ..... 580 582,456
Series A , GO , 5.00% , 08/01/29 ........ 1,535 1,555,090
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 190 193,725
Series 2019A , RB , 5.00% , 11/01/25
( HERBIP ) ..................... 375 382,353
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 560 570,980
10,338,903
Texas — 11.7%
Alamo Community College District, Series 2022,
GO, 5.00%, 02/15/25 .............. 290 291,339
Alamo Regional Mobility Authority, Series 2016,
RB, 5.00%, 06/15/25 .............. 220 222,542
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/25 (PSF) ..... 200 200,929
Alvin Independent School District
Series 2016 , GO , 5.00% , 02/15/25 ( PSF ) .. 50 50,224
Series 2020 , GO , 5.00% , 02/15/25 ( PSF ) .. 180 180,805
Arlington Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 165 165,776
Series 2016B , GO , 5.00% , 02/15/25 ( PSF ) 100 100,471
Austin Community College District
Series 2015 , GO , 5.00% , 08/01/25 ...... 100 101,345
Series 2021 , GO , 5.00% , 08/01/25 ...... 415 420,582
Series 2015 , GO , 5.00% , 08/01/29 ...... 870 881,387
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 250 253,381
Series 2023 , GO , 5.00% , 08/01/25 ...... 355 359,669
Series B , GO , 5.00% , 08/01/25 ( PSF ) .... 255 258,449
Birdville Independent School District, Series
2015B, GO, 5.00%, 02/15/25 (PSF) ..... 170 170,839
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 610 618,739
Series 2016E , RB , 5.00% , 08/15/25 ..... 310 314,441
Series 2016J , RB , 5.00% , 08/15/25 ..... 365 370,229
Series 2017C , RB , 5.00% , 08/15/25 ..... 330 334,728
Central Texas Regional Mobility Authority, Series
2016, RB, 5.00%, 01/01/25 .......... 135 135,285
City of Arlington, Series 2015, GO,
5.00%, 08/15/25 ................. 155 157,284
City of Austin
Series 2015 , GO , 5.00% , 09/01/25 ...... 395 401,364
Series 2016 , GO , 5.00% , 09/01/25 ...... 610 619,828
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/25 ...... 110 112,103
Series 2020C , RB , 5.00% , 11/15/25 ..... 140 142,661
Series 2021 , RB , 5.00% , 11/15/25 ...... 515 525,172
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/25 ..... 100 101,791
Series 2020C , RB , 5.00% , 10/01/25 ..... 305 310,462
City of Denton, Series 2022, GO,
5.00%, 02/15/25 ................. 110 110,546
City of Frisco
Series 2016 , GO , 5.00% , 02/15/25 ...... 580 582,662
Series 2018 , GO , 5.00% , 02/15/25 ...... 115 115,528
City of Garland, GO, 5.00%, 02/15/25 ..... 405 406,929
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 65 65,686

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/25 ..... USD 135 $ 137,666
Series 2015D , RB , 5.00% , 11/15/25 ..... 330 336,518
Series 2016B , RB , 5.00% , 11/15/25 ..... 325 331,419
Series 1998A , RB , 0.00% , 12/01/25 ( AGM )
(a)
20 19,299
City of McKinney Waterworks & Sewer System,
Series 2017, RB, 5.00%, 03/15/25 ...... 15 15,097
City of Plano
Series 2015 , GO , 5.00% , 09/01/25 ...... 225 228,383
Series 2017A , GO , 5.00% , 09/01/25 ..... 170 172,556
City of San Antonio
GO , 5.00% , 02/01/25 ............... 500 501,965
Series 2014 , GO , 5.00% , 02/01/25 ...... 50 50,196
Series 2017 , GO , 5.00% , 08/01/25 ...... 120 121,713
Series 2018 , GO , 5.00% , 08/01/25 ...... 370 375,280
Series 2020 , GO , 5.00% , 08/01/25 ...... 200 202,854
Series 2021 , GO , 5.00% , 08/01/25 ...... 270 273,853
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 970 973,831
Clear Creek Independent School District
Series 2018 , GO , 5.00% , 02/15/25 ( PSF ) .. 840 843,831
Series 2021 , GO , 5.00% , 02/15/25 ( PSF ) .. 325 326,482
Conroe Independent School District, Series
2022A, GO, 5.00%, 02/15/25 (PSF) ..... 65 65,300
County of Bexar, Series 2016, GO,
5.00%, 06/15/25 ................. 130 131,502
County of Collin, Series 2019, GO,
5.00%, 02/15/25 ................. 250 251,155
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 500 507,211
County of Denton, Series 2019, GO,
5.00%, 05/15/25 ................. 290 292,793
County of Fort Bend, Series A, GO,
5.00%, 03/01/25 ................. 110 110,540
County of Harris
Series 2016A , RB , 5.00% , 08/15/25 ..... 420 425,859
Series 2022A , RB , 5.00% , 08/15/25 ..... 180 182,539
Series 2017A , GO , 5.00% , 10/01/25 ..... 170 172,781
Series B , GO , 5.00% , 10/01/25 ........ 425 431,953
County of Montgomery, Series 2016A, GO,
5.00%, 03/01/25 ................. 120 120,669
Cypress-Fairbanks Independent School District
Series 2015A , GO , 5.00% , 02/15/25 ( PSF ) 720 723,367
Series 2016 , GO , 5.00% , 02/15/25 ( PSF ) .. 145 145,678
Series 2018 , GO , 5.00% , 02/15/25 ( PSF ) .. 235 236,099
Series 2019A , GO , 5.00% , 02/15/25 ( PSF ) 140 140,655
Series 2020 , GO , 5.00% , 02/15/25 ( PSF ) .. 100 100,468
Series 2023A , GO , 5.00% , 02/15/25 ( PSF ) 195 195,912
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 2,005 2,047,975
Series 2020A , RB , 5.00% , 12/01/25 ..... 205 209,394
Series 2016A , RB , 5.00% , 12/01/31 ..... 570 581,735
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 230 234,464
Series 2021B , RB , 5.00% , 11/01/25 ..... 460 468,928
Dallas Independent School District
Series 2016A , GO , 5.00% , 02/15/25 ( PSF ) 725 728,475
Series 2021A , GO , 5.00% , 02/15/25 ( PSF ) 530 532,540
Series 2023 , GO , 5.00% , 02/15/25 ( PSF ) .. 670 673,211
Denton Independent School District
Series 2016 , GO , 5.00% , 08/15/25 ( PSF ) .. 210 213,177
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 205 208,101
DeSoto Independent School District, Series
2020, GO, 0.00%, 08/15/25 (PSF)
(a)
..... 200 194,420
Security
Par (000)
Par (000) Value
Texas (continued)
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/25 (PSF) ..... USD 150 $ 150,693
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/25 ( PSF ) 150 150,749
Series 2021A , GO , 5.00% , 02/15/25 ( PSF ) 130 130,649
Series 2023 , GO , 5.00% , 02/15/25 ( PSF ) .. 215 216,074
Frisco Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 395 400,665
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/25
(PSF)
(a)
...................... 200 194,843
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 840 844,001
Judson Independent School District, Series
2016, GO, 5.00%, 02/01/25 (PSF) ...... 175 175,666
Katy Independent School District
Series A , GO , 5.00% , 02/15/25 ( PSF ) .... 105 105,485
Series D , GO , 5.00% , 02/15/25 ( PSF ) .... 35 35,162
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 245 246,131
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/25 (PSF) .......... 100 100,447
Klein Independent School District, Series 2015A,
GO, 5.00%, 08/01/25 (PSF) .......... 55 55,744
Leander Independent School District
Series A , GO , 0.00% , 08/15/25 ( PSF )
(a)
... 330 321,167
Series B , GO , 0.00% , 08/15/25
(a)
....... 135 131,285
Series 2017A , GO , 5.00% , 08/15/25 ( PSF ) 245 248,552
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 650 659,527
Series 2016B , GO , 5.00% , 08/15/25 ..... 450 456,102
Lone Star College System
Series A , GO , 5.00% , 02/15/25 ........ 630 632,613
Series B , GO , 5.00% , 02/15/25 ........ 1,100 1,104,563
Series 2017A , GO , 5.00% , 08/15/25 ..... 40 40,523
Series 2016 , GO , 5.00% , 09/15/25 ...... 270 274,373
Lower Colorado River Authority
Series 2015D , RB , 5.00% , 05/15/25 ..... 245 247,150
Series 2016 , RB , 5.00% , 05/15/25 ...... 400 403,510
Series 2019 , RB , 5.00% , 05/15/25 ...... 235 237,062
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/25 ............... 100 101,794
Series 2015B , RB , 5.00% , 11/01/25 ..... 435 442,805
Series 2017A , RB , 5.00% , 11/01/25 ..... 120 122,153
Series A , RB , 5.00% , 11/01/25 ......... 135 137,422
North East Independent School District
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 310 314,285
Series 2018 , GO , 5.00% , 08/01/25 ( PSF ) .. 40 40,553
North Texas Municipal Water District
Series 2015 , RB , 5.00% , 06/01/25 ...... 115 115,923
Series 2016 , RB , 5.00% , 06/01/25 ...... 220 222,237
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2016 , RB , 5.00% , 06/01/25 ...... 110 111,118
Series 2017 , RB , 5.00% , 06/01/25 ...... 225 227,287
North Texas Municipal Water District Water
System
Series 2015 , RB , 5.00% , 09/01/25 ...... 415 421,342
Series 2019 , RB , 5.00% , 09/01/25 ...... 355 360,425
North Texas Tollway Authority
Series 2015A , RB , 5.00% , 01/01/25 ..... 270 270,635
Series 2021B , RB , 5.00% , 01/01/25 ..... 330 330,780
Series 2022A , RB , 5.00% , 01/01/25 ..... 400 401,014
Series I , RB , 6.50% , 01/01/43 ......... 2,010 2,019,387

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/25 ( PSF ) .. USD 175 $ 176,936
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 100 101,450
Northwest Independent School District
Series 2015B , GO , 5.00% , 02/15/25 ( PSF ) 50 50,245
Series 2015A , GO , 5.00% , 02/15/28 ( PSF ) 45 45,197
Permanent University Fund - Texas A&M
University System, Series 2009B, RB,
4.50%, 07/01/25 ................. 80 80,731
Permanent University Fund - University of Texas
System
Series 2015B , RB , 5.00% , 07/01/25 ..... 280 283,213
Series 2016A , RB , 5.00% , 07/01/25 ..... 270 273,098
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/25 (PSF) ..... 235 236,188
Plano Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 185 185,908
Rockwall Independent School District, Series
2018, GO, 5.00%, 02/15/25 (PSF) ...... 110 110,508
Round Rock Independent School District
Series 2016 , GO , 5.00% , 08/01/25 ( PSF ) .. 70 70,921
Series 2017 , GO , 5.00% , 08/01/25 ...... 200 202,631
Series 2019A , GO , 5.00% , 08/01/25 ( PSF ) 350 354,604
Series 2019B , GO , 5.00% , 08/01/25 ..... 70 70,921
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 600 607,853
San Antonio Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 330 331,639
Series 2018 , GO , 5.00% , 08/15/25 ( PSF ) .. 115 116,740
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/25 ..... 180 181,772
Series 2017A , RB , 5.00% , 05/15/25 ..... 190 191,871
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/25 (PSF) .. 225 225,816
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/25 ( PSF ) .. 200 202,712
Series 2017 , GO , 5.00% , 08/15/25 ( PSF ) .. 175 177,373
State of Texas
Series 2016 , GO , 5.00% , 04/01/25 ...... 325 327,342
Series 2016A , GO , 5.00% , 04/01/25 ..... 235 236,694
Series 2016A , GO , 5.00% , 08/01/25 ..... 200 202,797
Series 2018A , GO , 5.00% , 08/01/25 ..... 275 278,845
Series 2016 , GO , 5.00% , 10/01/25 ...... 170 173,000
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/25 .............. 195 197,720
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/25 375 377,092
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/25 ..... 865 873,461
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,135 1,146,102
Series 2017C , RB , 5.00% , 05/15/25 ..... 115 116,125
Series 2021A , RB , 5.00% , 05/15/25 ..... 120 121,174
Series 2022 , RB , 5.00% , 05/15/25 ...... 155 156,516
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/25 ...... 345 347,783
Series 2015 , RB , 5.00% , 10/01/25 ...... 440 447,604
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,810 1,841,279
Texas State Technical College
Series 2022A , RB , 5.00% , 08/01/25 ( AGM ) 300 303,584
Series 2016 , RB , 4.00% , 10/15/25 ...... 100 100,906
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/25 .............. 1,445 1,454,214
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/25 .............. 475 477,177
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/25 ...... USD 700 $ 705,365
Series 2018B , RB , 5.00% , 04/15/25 ..... 1,545 1,556,842
Series 2020 , RB , 5.00% , 04/15/25 ...... 140 141,073
Series 2018A , RB , 5.00% , 10/15/25 ..... 820 834,649
Series A , RB , 5.00% , 10/15/25 ......... 95 96,697
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/25 ...... 340 344,751
Series 2017 , RB , 5.00% , 08/01/25 ...... 595 603,314
Series 2019 , RB , 5.00% , 08/01/25 ...... 735 745,270
Tyler Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 260 261,163
United Independent School District, Series 2015,
GO, 5.00%, 08/15/35 (PSF) .......... 410 415,803
University of North Texas System
Series 2015A , RB , 5.00% , 04/15/25 ..... 300 302,254
Series 2017A , RB , 5.00% , 04/15/25 ..... 255 256,916
57,244,755
Utah — 1.3%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/25 (GTD) ............. 200 201,262
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 200 201,407
Davis School District, Series 2017B, GO,
5.00%, 06/01/25 (GTD) ............. 80 80,823
Ogden City School District, Series 2016, GO,
5.00%, 06/15/25 (GTD) ............. 165 166,856
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 280 279,182
Series 2015 , GO , 5.00% , 07/01/25 ...... 700 701,822
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,030 1,042,797
Series 2020 , GO , 5.00% , 07/01/25 ...... 830 840,312
University of Utah (The)
Series 2016A , RB , 4.00% , 08/01/25 ..... 75 75,468
Series 2016A , RB , 5.00% , 08/01/25 ..... 115 116,562
Series 2017B1 , RB , 5.00% , 08/01/25 ( SAP ) 300 304,076
Utah State Building Ownership Authority, Series
2016, RB, 5.00%, 05/15/25 .......... 685 692,006
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/25 ..... 425 429,757
Series 2015A , RB , 5.00% , 06/15/35 ..... 395 399,257
Series 2015A , RB , 5.00% , 06/15/37 ..... 690 697,435
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/25 ................. 240 241,292
6,470,314
Vermont — 0.1%
University of Vermont and State Agricultural
College, Series 2016, RB, 5.00%, 10/01/25 40 40,650
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/25 ...... 1,000 1,021,663
Series 5 , RB , 5.00% , 12/01/25 ......... 115 117,491
1,179,804
Virginia — 3.8%
City of Alexandria, Series 2017D, GO,
5.00%, 07/01/25 (SAW) ............ 140 141,737
City of Charlottesville, Series 2015, GO,
4.00%, 07/15/25 (SAW) ............ 125 125,799
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/25 ................. 225 227,978
City of Hampton, Series 2015B, GO,
5.00%, 09/01/25 (SAW) ............ 210 213,364

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
City of Newport News, Series 2021, RB,
5.00%, 07/15/25 ................. USD 1,440 $ 1,459,263
City of Norfolk
Series A , GO , 5.00% , 10/01/25 ........ 145 147,595
Series 2015B , RB , 5.00% , 11/01/25 ..... 125 127,477
City of Richmond
Series 2016A , RB , 5.00% , 01/15/25 ..... 405 406,471
Series 2015B , GO , 5.00% , 03/01/25 ( SAW ) 175 176,022
Series 2014B , GO , 5.00% , 07/15/25 ( SAW ) 55 55,743
City of Virginia Beach, Series 2020A, RB,
5.00%, 11/15/25 ................. 385 393,077
City of Virginia Beach Water & Sewer System,
Series B, RB, 5.00%, 10/01/25 ........ 100 101,817
County of Arlington
Series 2020A , GO , 5.00% , 08/01/25 ( SAW ) 50 50,683
Series A , GO , 5.00% , 08/15/25 ........ 150 152,174
Series B , GO , 5.00% , 08/15/25 ........ 100 101,449
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 203,963
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/25 ..... 110 111,441
Series 2018A , GO , 5.00% , 10/01/25 ( SAW ) 490 498,681
County of Henrico, Series 2020, GO,
5.00%, 07/15/25 (SAW) ............ 130 131,721
County of Loudoun, Series 2019A, GO,
5.00%, 12/01/25 (SAW) ............ 1,000 1,023,472
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/25 ...... 285 287,559
Hampton Roads Sanitation District, Series
2016A, RB, 4.00%, 08/01/25 ......... 105 105,687
Loudoun County Sanitation Authority, Series
2015A, RB, 5.00%, 01/01/25 ......... 35 35,095
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 2,005 2,017,194
Virginia Beach Development Authority, Series
2018A, RB, 5.00%, 04/01/25 ......... 165 166,215
Virginia College Building Authority
Series A , RB , 5.00% , 02/01/25 ......... 400 401,509
Series 2017A , RB , 5.00% , 09/01/25 ( ST
INTERCEPT ) .................. 130 132,082
Series 2015A , RB , 5.00% , 02/01/27 ..... 2,025 2,033,575
Series 2015A , RB , 5.00% , 02/01/30 ..... 300 301,270
Series 2015A , RB , 5.00% , 02/01/31 ..... 2,420 2,430,248
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/25 ...... 265 266,713
Series 2017 , RB , 5.00% , 03/15/25 ...... 635 639,104
Series 2019 , RB , 5.00% , 05/15/25 ...... 195 196,911
Series 2016 , RB , 5.00% , 09/15/25 ...... 220 223,722
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/25 ..... 225 228,096
Series 2020B , RB , 5.00% , 08/01/25 ..... 650 658,943
Series A , RB , 5.00% , 08/01/25 ......... 235 238,233
Series B , RB , 5.00% , 08/01/25 ......... 290 293,990
Virginia Public School Authority
Series 2017 , RB , 5.00% , 03/01/25 ( SAW ) . 75 75,426
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 210 211,193
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 180 182,544
Series 2016 , RB , 5.00% , 08/01/25 ( SAW ) . 50 50,707
Series 2016A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 280 283,957
Series 2018A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 200 202,826
Series 2019C , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 175 177,473
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Resources Authority
Series 2015D , RB , 4.00% , 11/01/25 ..... USD 85 $ 85,872
Series 2015 , RB , 5.00% , 11/01/25 ...... 115 117,237
Series 2015A , RB , 5.00% , 11/01/25 ( MO ) . 310 315,838
Series 2017C , RB , 5.00% , 11/01/25 ..... 30 30,601
Series 2019B , RB , 5.00% , 11/01/25 ..... 180 183,607
Virginia Resources Authority Clean Water
Revolving Fund, Series 2015, RB,
5.00%, 10/01/25 ................. 65 66,177
18,489,531
Washington — 4.7%
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/25 .... 855 872,291
Series 2016S-1 , RB , 5.00% , 11/01/25 .... 155 158,135
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 385 392,256
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,525 1,553,741
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 330 336,219
City of Seattle
Series 2019B , RB , 5.00% , 02/01/25 ..... 480 481,946
Series 2016 , RB , 5.00% , 04/01/25 ...... 260 261,851
Series 2016B , RB , 5.00% , 04/01/25 ..... 405 407,984
Series 2015A , GO , 5.00% , 06/01/25 ..... 895 904,150
Series 2017 , RB , 5.00% , 07/01/25 ...... 110 111,329
Series 2020A , RB , 5.00% , 07/01/25 ..... 210 212,621
Series 2021A , RB , 5.00% , 07/01/25 ..... 500 506,241
Series 2018A , GO , 5.00% , 12/01/25 ..... 375 383,038
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/25 ................. 225 228,060
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/25 .............. 110 110,288
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 190 194,032
Clark County Public Utility District No. 1 Electric,
Series 2016, RB, 5.00%, 01/01/25 ...... 140 140,367
Clark County Public Utility District No. 1 Water,
Series 2017, RB, 5.00%, 01/01/25 ...... 110 110,288
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . 335 342,108
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . 55 56,167
County of King
Series 2021A , GO , 4.00% , 01/01/25 ..... 125 125,137
Series 2020A , RB , 5.00% , 01/01/25 ..... 200 200,547
Series 2019B , GO , 5.00% , 07/01/25 ..... 525 531,623
Series 2022A , GO , 5.00% , 07/01/25 ..... 50 50,631
Series 2015E , GO , 5.00% , 12/01/25 ..... 225 229,944
Series 2015A , RB , 5.00% , 07/01/34 ..... 400 401,008
County of Kitsap, Series 2015, GO,
5.00%, 06/01/25 ................. 195 197,050
County of Pierce
Series 2019A , GO , 5.00% , 07/01/25 ..... 155 156,935
Series A , GO , 5.00% , 08/01/25 ........ 180 182,569
Series B , GO , 5.00% , 08/01/25 ........ 200 202,854
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 454,442
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 204,244
Energy Northwest
Series 2015C , RB , 5.00% , 07/01/25 ..... 270 273,444
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,800 1,822,960
Series 2017-A , RB , 5.00% , 07/01/25 ..... 795 805,141
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/25 ( GTD ) . 155 158,289
Series 2019 , GO , 5.00% , 12/01/25 ( GTD ) . 160 163,395

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... USD 395 $ 403,381
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 229,532
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 145 148,077
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 280,569
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 105 107,228
Port of Seattle
Series 2016 , RB , 4.00% , 02/01/25 ...... 155 155,247
Series 2016 , RB , 5.00% , 02/01/25 ...... 245 245,992
Port of Tacoma, Series A, RB, 4.00%, 12/01/25 115 116,040
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 224,550
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 71,448
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 91,861
State of Washington
Series 2021B-R , GO , 5.00% , 01/01/25 ... 425 426,085
Series 2019A , COP , 5.00% , 01/01/25 .... 250 250,630
Series 2020C , GO , 5.00% , 02/01/25 ..... 660 662,612
Series 2022C , GO , 5.00% , 02/01/25 ..... 135 135,534
Series 2017D , GO , 5.00% , 02/01/25 ..... 150 150,594
Series 2018D , GO , 5.00% , 02/01/25 ..... 470 471,860
Series 2021E , GO , 5.00% , 06/01/25 ..... 700 707,162
Series 2020B , GO , 5.00% , 06/01/25 ..... 190 191,944
Series R-2016B , GO , 5.00% , 07/01/25 ... 250 252,973
Series R-2022C , GO , 5.00% , 07/01/25 ... 140 141,665
Series 2015C , COP , 5.00% , 07/01/25 ( ST
INTERCEPT ) .................. 95 96,117
Series R-2020D , GO , 5.00% , 07/01/25 ... 130 131,546
Series 2018A , GO , 5.00% , 08/01/25 ..... 70 70,953
Series 2016A-2 , GO , 5.00% , 08/01/25 .... 155 157,110
Series 2016A-1 , GO , 5.00% , 08/01/25 .... 390 395,308
Series R-2017B , GO , 5.00% , 08/01/25 ... 150 152,041
Series R-2017C , GO , 5.00% , 08/01/25 ... 190 192,586
Series R-2018C , GO , 5.00% , 08/01/25 ... 355 359,831
Series R-2018D , GO , 5.00% , 08/01/25 ... 625 633,506
Series 2004F , GO , 0.00% , 12/01/25
( AMBAC )
(a)
.................... 410 396,044
University of Washington
Series 2018 , RB , 5.00% , 04/01/25 ...... 195 196,427
Series 2022A , RB , 5.00% , 04/01/25 ..... 430 433,147
Series 2015C , RB , 5.00% , 12/01/25 ..... 180 183,874
22,786,799
West Virginia — 0.4%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 755 762,944
Series 2018A , GO , 5.00% , 06/01/25 ..... 120 121,263
Series 2018B , GO , 5.00% , 12/01/25 ..... 150 153,088
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/25 ..... 640 649,206
Series 2018A , RB , 5.00% , 09/01/25 ..... 220 223,164
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/25 ......... USD 285 $ 288,257
2,197,922
Wisconsin — 1.8%
Hamilton School District, Series 2018, GO,
5.00%, 04/01/25 ................. 180 181,146
State of Wisconsin
Series 2017A , GO , 5.00% , 05/01/25 ..... 375 378,235
Series 2019A , RB , 5.00% , 05/01/25 ..... 325 327,772
Series 2019B , GO , 5.00% , 05/01/25 ..... 665 670,737
Series 2016-2 , GO , 4.00% , 11/01/25 ..... 370 373,430
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,200 2,241,899
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 345 351,571
Series 2016A , GO , 5.00% , 05/01/32 ..... 585 590,134
Series 2017A , GO , 5.00% , 05/01/32 ..... 135 136,084
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/25 ..... 395 399,179
Series 2018A , RB , 5.00% , 06/01/25 ..... 1,295 1,308,700
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/25 ..... 700 708,604
Series 20172 , RB , 5.00% , 07/01/25 ..... 880 890,816
8,558,307
Total Long-Term Investments — 98 .6%
(Cost: $ 483,349,466 ) .............................. 480,504,374
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(b) (c)
......... 151,154 151,169
Total Short-Term Securities — 0.0%
(Cost: $ 151,169 ) ................................. 151,169
Total Investments — 98 .6%
(Cost: $ 483,500,635 ) .............................. 480,655,543
Other Assets Less Liabilities — 1.4% .................... 6,706,261
Net Assets — 100.0% ...............................
$ 487,361,804
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF
26
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 3,614,207 $ — $ (3,463,114)
(a)
$ 85 $ (9) $ 151,169 151,154 $ 28,078 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 480,504,374 $ — $ 480,504,374
Short-Term Securities
Money Market Funds ...................................... 151,169 — — 151,169
$ 151,169 $ 480,504,374 $ — $ 480,655,543

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 663,636
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,487,996
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,333,624
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 206,805
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 1,890 1,895,810
Series B , RB , 5.00% , 05/01/26 ......... 55 55,488
Series C , RB , 5.00% , 06/01/26 ......... 150 150,219
Series 2020A , RB , 5.00% , 11/01/26 ..... 520 542,375
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 300 301,290
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 41,231
State of Alabama
Series 2016C , GO , 5.00% , 08/01/26 ..... 285 295,537
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 123,240
Series 2016C , GO , 5.00% , 08/01/27 ..... 430 445,509
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 145 150,132
Series 2019C , RB , 5.00% , 07/01/26 ..... 230 238,140
7,931,032
Alaska — 0.0%
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 103,701
Arizona — 1.9%
Arizona Board of Regents
Series 2017B , RB , 5.00% , 07/01/26 ..... 130 134,536
Series 2020A , RB , 5.00% , 07/01/26 ..... 75 77,592
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 315,659
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 45 46,555
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 139,718
Series 2017A , RB , 5.00% , 07/01/26 ..... 450 465,727
City of Glendale, Series 2015, RB,
5.00%, 07/01/26 ................. 435 440,383
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 130 134,519
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... 275 280,341
Series 2016 , GO , 5.00% , 07/01/26 ...... 885 916,497
Series 2016 , GO , 5.00% , 07/01/27 ...... 435 450,162
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/26 ..... 170 171,957
Series 2016 , RB , 5.00% , 07/01/26 ...... 140 144,751
Series 2020A , RB , 5.00% , 07/01/26 ..... 345 357,278
Series 2021B , RB , 5.00% , 07/01/26 ..... 410 423,913
Series 2022 , RB , 5.00% , 07/01/26 ...... 260 269,253
Series B , RB , 5.00% , 07/01/26 ......... 295 305,499
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 41,680
Series 2016 , RB , 5.00% , 07/01/27 ...... 360 372,945
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 225 232,449
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 387,850
Series 2020A , RB , 5.00% , 07/01/26 ..... 470 486,105
Security
Par (000)
Par (000) Value
Arizona (continued)
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... USD 1,385 $ 1,417,727
Series 2017A , RB , 5.00% , 01/01/26 ..... 255 261,025
Series 2019A , RB , 5.00% , 01/01/26 ..... 250 255,907
Series 2021A , RB , 5.00% , 01/01/26 ..... 210 214,962
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 134,071
University of Arizona (The)
Series 2016 , RB , 5.00% , 06/01/26 ...... 90 92,959
Series A , RB , 5.00% , 06/01/26 ......... 165 166,880
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 292,878
9,431,778
Arkansas — 0.2%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,182
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,025
University of Arkansas, Series 2014, RB,
5.00%, 03/01/26 ................. 1,000 1,006,164
1,141,371
California — 11.0%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 254,913
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 99,586
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26 (AGM)
(b)
........ 55 52,218
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 523,194
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 283,497
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 100 95,007
California Health Facilities Financing Authority,
Series 2015, RB, 5.00%, 11/15/26 ...... 115 117,531
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 113,819
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 83,793
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 136,164
Series 2016 , RB , 5.00% , 10/01/27 ...... 335 346,063
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 104,373
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 102,517
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... 195 200,013
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 195,639
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 308,904
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 197,205
Series 2014A , RB , 5.00% , 09/01/26 ..... 290 290,760
Series E , RB , 5.00% , 09/01/26 ......... 75 78,005
Series 2014B , RB , 5.00% , 10/01/26 ..... 190 190,482
Series B , RB , 5.00% , 10/01/26 ......... 385 401,266
Series 2016C , RB , 5.00% , 11/01/27 ..... 165 172,092
Series 2016D , RB , 4.00% , 04/01/28 ..... 250 254,304
California State University
Series 2015A , RB , 5.00% , 11/01/26 ..... 255 260,630
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 217,945
Series 2017A , RB , 5.00% , 11/01/26 ..... 220 230,899
Series 2018A , RB , 5.00% , 11/01/26 ..... 375 393,578
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 52,477
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 151,309

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. USD 80 $ 83,426
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 367,229
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 150 154,093
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 113,938
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 284,845
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 424,678
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 120 124,403
Series D , RB , 5.00% , 06/01/26 ......... 750 759,385
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 167,024
City of San Francisco
Series D , RB , 5.00% , 11/01/26 ......... 240 251,564
Series A , RB , 5.00% , 11/01/27 ......... 350 365,600
Contra Costa Transportation Authority Sales Tax
Series 2015A , RB , 4.00% , 03/01/26 ..... 205 205,610
Series 2018B , RB , 5.00% , 03/01/26 ..... 80 82,412
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 52,339
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 140 142,230
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 347,555
East Side Union High School District, Series E,
GO, 5.00%, 08/01/28 .............. 310 322,653
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 142,413
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26 (AGC)
(b)
.... 50 47,504
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 75,810
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 94,393
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 95,286
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 85,462
Series 2008 , GO , 0.00% , 08/01/26 ...... 725 688,565
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 103,943
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 215 224,020
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 238,511
Series I , GO , 4.00% , 08/01/26 ......... 205 210,027
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 520,760
Series A-1 , GO , 5.00% , 08/01/26 ....... 1,000 1,041,521
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 432,231
Series D , GO , 5.00% , 08/01/26 ........ 500 520,760
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 564,565
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 129,625
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 386,445
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 394,912
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 103,924
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 743,059
Series 2016A , RB , 5.00% , 06/01/27 ..... 165 171,395
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Public Works Financing
Authority
Series 2015A , RB , 5.00% , 12/01/26 ..... USD 130 $ 130,172
Series 2015B , RB , 5.00% , 12/01/26 ..... 130 133,118
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/26 ..... 360 373,350
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 82,967
Series 2018B , RB , 5.00% , 07/01/26 ..... 295 305,407
Series 2019C , RB , 5.00% , 07/01/26 ..... 235 243,714
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 77,781
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 331,866
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 196,703
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 181,489
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 129,635
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/26 ..... 445 456,624
Series 2016B , RB , 5.00% , 07/01/26 ..... 165 169,310
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 285,198
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 222,973
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 150,377
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 119,475
Series 2017A , GO , 5.00% , 07/01/26 ..... 735 763,599
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 155 161,031
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 374,008
Series 2020C , GO , 5.00% , 07/01/26 ..... 130 135,058
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 457,120
Series 2022QRR , GO , 5.00% , 07/01/26 ... 135 140,253
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 276,983
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 300,850
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 183,386
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 100 104,411
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 415 435,078
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 180,483
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 81,440
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 319,044
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 155,794
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 130,077
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 41,605
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... 820 819,762
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 560,324
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/26 ...... 230 233,121
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 83,423
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 78,209
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 206,575
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 101,105

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Public Facilities Financing Authority
Series 2020A , RB , 5.00% , 08/01/26 ..... USD 210 $ 218,499
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 343,356
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(b)
... 50 47,519
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 317,020
Series C-2 , GO , 5.50% , 07/01/26 ( AGM ) .. 360 376,837
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 56,377
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 218,830
Series 2015D , GO , 5.00% , 08/01/26 ..... 65 66,023
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 532,063
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 118,810
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,017,698
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 522,811
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 90,057
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 275 260,692
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 104,230
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 165,401
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 191,396
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 103,922
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 183,257
Santa Monica Community College District,
Series 2010E, GO, 0.00%, 08/01/26
(b)
.... 500 474,055
Santa Monica-Malibu Unified School District,
Series 2012D, GO, 4.00%, 08/01/26 ..... 40 40,349
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 722,567
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 205,463
State of California
GO , 5.00% , 03/01/26 ............... 900 905,545
Series A , GO , 4.00% , 04/01/26 ........ 100 101,659
GO , 5.00% , 04/01/26 ............... 1,510 1,555,878
Series C , GO , 5.00% , 08/01/26 ........ 760 789,480
GO , 5.00% , 08/01/26 ............... 1,500 1,528,499
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 353,188
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,233,398
GO , 5.00% , 09/01/26 ............... 2,625 2,732,564
GO , 5.00% , 10/01/26 ............... 1,580 1,641,468
Series 2019 , GO , 5.00% , 10/01/26 ...... 620 646,786
GO , 4.00% , 11/01/26 ............... 850 872,189
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 742,276
GO , 5.00% , 11/01/26 ............... 370 386,820
GO , 5.00% , 12/01/26 ............... 1,015 1,062,606
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 684,582
GO , 5.00% , 08/01/27 ............... 305 316,360
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 132,844
GO , 5.00% , 09/01/27 ............... 185 192,230
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 81,589
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 83,136
Series AX , RB , 5.00% , 12/01/26 ........ 425 446,732
Series AZ , RB , 5.00% , 12/01/26 ........ 120 126,136
Series BA , RB , 5.00% , 12/01/26 ........ 40 42,045
Security
Par (000)
Par (000) Value
California (continued)
Series BB , RB , 5.00% , 12/01/26 ........ USD 185 $ 194,460
Series AW , RB , 5.00% , 12/01/27 ....... 200 209,906
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 183,680
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 377,564
Series 2015I , RB , 5.00% , 05/15/26 ...... 740 749,295
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 217,439
Series 2017AY , RB , 5.00% , 05/15/26 .... 645 667,849
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 227,793
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 113,897
Series 2022S , RB , 5.00% , 05/15/26 ..... 125 129,428
Series 2023BN , RB , 5.00% , 05/15/26 .... 80 82,834
54,274,583
Colorado — 1.2%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 549,625
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 72,577
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,036,815
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 578,197
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 395,883
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 234,404
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 100 104,447
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 224,560
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 182,782
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 67,890
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 135,781
City of Westminster, Series 2024, RB,
5.00%, 12/01/26 ................. 215 224,783
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 200 207,445
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 130 131,095
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 329,166
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 221,555
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 220 229,850
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 250 235,203
Regional Transportation District, COP,
5.00%, 06/01/26 ................. 500 505,095
University of Colorado, Series 2017A-2, RB,
5.00%, 06/01/26 ................. 410 422,706
6,089,859
Connecticut — 2.0%
Connecticut State Health & Educational Facilities
Authority, Series 2017C-2, RB, VRDN,
2.80%, 02/03/26
(a)
................ 400 397,458
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 263,397
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 400,296
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,311,077
Series 2018B , GO , 5.00% , 04/15/26 ..... 950 976,881
Series B , GO , 5.00% , 04/15/26 ........ 170 174,810
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 187,656
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 463,175
Series 2020C , GO , 4.00% , 06/01/26 ..... 205 208,058
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 101,492
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 567,659
Series 2015B , GO , 5.00% , 06/15/26 ..... 210 212,613
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 310,530

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022D , GO , 5.00% , 09/15/26 ..... USD 380 $ 394,469
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 238,758
Series E , GO , 5.00% , 10/15/26 ........ 225 234,031
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 452,772
Series 2016B , GO , 5.00% , 05/15/27 ..... 220 226,630
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 577,496
Series 2021A , RB , 5.00% , 05/01/26 ..... 660 680,620
Series A , RB , 5.00% , 09/01/26 ......... 290 295,184
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 83,331
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 442,024
Series A , RB , 5.00% , 09/01/27 ......... 530 549,041
Series A , RB , 5.00% , 09/01/28 ......... 240 247,987
9,997,445
Delaware — 0.7%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 515 533,254
Series 2017 , RB , 5.00% , 07/01/26 ...... 405 419,355
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 591,338
Series 2016 , RB , 5.00% , 07/01/27 ...... 275 284,838
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 345 353,157
Series 2020A , GO , 5.00% , 01/01/26 ..... 240 245,675
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 153,834
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 400,730
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 176,054
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 109,407
Series 2016D , GO , 5.00% , 07/01/27 ..... 360 372,879
3,640,521
District of Columbia — 1.3%
District of Columbia
Series 2015A , GO , 5.00% , 06/01/26 ..... 355 359,110
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 131,505
Series 2017D , GO , 5.00% , 06/01/26 ..... 130 134,133
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 211,517
Series D , GO , 5.00% , 06/01/26 ........ 360 371,445
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 614,113
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 584,555
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 180,851
Series D , GO , 5.00% , 06/01/27 ........ 325 339,422
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 102,709
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 77,330
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,046,611
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 244,730
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 203,148
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 213,566
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 260,446
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 420 434,470
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 134,603
Series 2021A , RB , 5.00% , 07/15/26 ..... 855 885,271
6,529,535
Florida — 3.9%
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 130 133,502
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 309,156
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/26 ................. 1,000 1,039,502
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/26 ..... 190 196,413
Security
Par (000)
Par (000) Value
Florida (continued)
Series B , RB , 5.00% , 10/01/26 ......... USD 420 $ 427,158
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,529
Series 2017 , RB , 5.00% , 07/01/27 ...... 315 325,297
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,180 1,199,586
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,095 1,109,261
Series 2016A , RB , 5.00% , 07/01/26 ..... 495 512,300
Series 2019B , RB , 5.00% , 07/01/26 ..... 300 310,485
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 471,152
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 208,048
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 520,416
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/26 ............. 245 253,590
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 176,715
Palm Beach County School District
COP , 5.00% , 08/01/26 .............. 210 217,363
Series 2017A , COP , 5.00% , 08/01/26 .... 785 812,524
Series 2022B , COP , 5.00% , 08/01/26 .... 515 533,057
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26
(c)
................ 500 519,105
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 255 259,069
Series 2016 , GO , 5.00% , 03/15/28 ...... 100 102,660
School District of Broward County
Series B , COP , 5.00% , 07/01/26 ........ 150 154,915
Series C , COP , 5.00% , 07/01/26 ........ 200 206,553
Series 2016A , COP , 5.00% , 07/01/27 .... 200 205,977
Series B , COP , 5.00% , 07/01/27 ........ 215 221,426
State of Florida
Series 2015E , GO , 5.00% , 06/01/26 ..... 305 308,553
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 103,387
Series 2019C , GO , 5.00% , 06/01/26 ..... 325 336,008
Series 2021B , GO , 5.00% , 06/01/26 ..... 170 175,758
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 144,742
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 475,965
Series 2016A , GO , 5.00% , 07/01/26 ..... 70 72,481
Series 2018A , GO , 5.00% , 07/01/26 ..... 105 108,722
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 295,102
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 502,191
Series 2021B , GO , 5.00% , 07/01/26 ..... 100 103,545
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,180,408
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 164,898
Series 2016C , GO , 5.00% , 06/01/28 ..... 125 128,826
State of Florida Department of Transportation,
Series 2020, RB, 5.00%, 07/01/26 ...... 425 439,361
State of Florida Department of Transportation
Turnpike System
Series 2015B , RB , 5.00% , 07/01/26 ..... 385 389,793
Series 2016A , RB , 5.00% , 07/01/26 ..... 290 293,610
Series 2019A , RB , 5.00% , 07/01/26 ..... 105 108,548
Series 2020B , RB , 5.00% , 07/01/26 ..... 140 144,731
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 191,169
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,270 1,313,334
Series 2016B , RB , 5.00% , 07/01/26 ..... 385 398,583
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 82,822
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 149,971
19,039,267

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 2.1%
Athens-Clarke County, Series 2015, RB,
5.00%, 01/01/26 ................. USD 150 $ 150,439
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/26 ..... 100 103,407
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 333,628
Series 2018C , RB , 5.00% , 11/01/26 ..... 415 432,674
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 208,981
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 705,310
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 111,619
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 87,729
County of Forsyth
Series B , GO , 5.00% , 03/01/26 ........ 60 60,349
Forsyth County School District, Series 2016, GO,
5.00%, 02/01/27 ................. 245 251,550
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 217,270
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 620 640,220
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/26 .............. 540 560,717
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 160,974
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 150 153,029
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 248,915
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 155,361
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 414,296
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 100 102,002
Series 2019A , RB , 5.00% , 01/01/26 ..... 400 408,239
Series 2024A , RB , 5.00% , 01/01/26 ..... 625 637,513
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 389,372
State of Georgia
Series 2016F , GO , 5.00% , 01/01/26 ..... 1,420 1,454,234
Series 2015A , GO , 5.00% , 02/01/26 ..... 105 105,509
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 343,729
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 326,426
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 305,701
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 649,002
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 361,016
Series 2016E , GO , 5.00% , 12/01/27 ..... 310 323,983
10,403,194
Hawaii — 1.3%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/26 ......... 100 101,156
Series B , RB , 5.00% , 07/01/26 ......... 100 101,156
Series A , RB , 5.00% , 07/01/27 ......... 300 309,960
Series A , RB , 5.00% , 07/01/28 ......... 370 382,101
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 631,205
Series 2020F , GO , 5.00% , 07/01/26 ..... 240 248,343
Series 2021A , GO , 5.00% , 07/01/26 ..... 75 77,607
Series 2021B , GO , 5.00% , 07/01/26 ..... 105 108,650
Series D , GO , 5.00% , 09/01/26 ........ 165 171,420
Series A , GO , 5.00% , 10/01/26 ........ 260 264,557
Series B , GO , 5.00% , 10/01/26 ........ 100 101,771
County of Hawaii, Series A, GO,
5.00%, 09/01/27 ................. 100 102,682
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 500 511,764
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2019FW , GO , 5.00% , 01/01/26 .... USD 155 $ 158,647
Series FK , GO , 5.00% , 05/01/26 ....... 110 113,453
Series EY , GO , 5.00% , 10/01/26 ........ 200 203,398
Series EZ , GO , 5.00% , 10/01/26 ....... 210 213,568
Series FG , GO , 5.00% , 10/01/26 ....... 485 504,363
Series FH , GO , 5.00% , 10/01/26 ....... 125 129,990
Series FN , GO , 5.00% , 10/01/26 ....... 580 603,156
Series FE , GO , 5.00% , 10/01/27 ....... 460 478,228
Series FG , GO , 5.00% , 10/01/27 ....... 175 181,935
Series FH , GO , 5.00% , 10/01/27 ....... 160 166,340
State of Hawaii State Highway Fund
Series B , RB , 5.00% , 01/01/26 ......... 240 245,647
Series B , RB , 5.00% , 01/01/27 ......... 180 185,917
6,297,014
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,145 1,182,635
Series 2017A , RB , 5.00% , 07/15/26 ..... 190 196,245
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 500 516,306
1,895,186
Illinois — 4.0%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/26 (BAM) ..... 595 608,150
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/26 ..... 835 852,681
Series 2022D , RB , 5.00% , 01/01/26 ..... 305 311,458
Series 2024F , RB , 5.00% , 01/01/26 ..... 500 510,588
Series B , RB , 5.00% , 01/01/26 ......... 495 496,163
Series D , RB , 5.00% , 01/01/26 ......... 275 280,823
Series E , RB , 5.00% , 01/01/26 ......... 665 679,389
City of Springfield, Series 2024, RB,
5.00%, 03/01/26 (BAM)
(c)
............ 500 511,171
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 235 240,148
Series 2017 , RB , 5.00% , 01/01/26 ...... 740 756,211
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 97,772
Series 2016 , RB , 4.00% , 07/01/26 ...... 445 450,020
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,441,216
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 764,516
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 423,583
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 335 342,416
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,835 1,875,624
State of Illinois
Series 2014 , GO , 5.00% , 02/01/26 ...... 100 100,287
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 346,539
Series 2021A , GO , 5.00% , 03/01/26 ..... 770 785,961
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 132,695
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 648,163
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 716,683
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 204,767
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 615,972
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 154,862
Series 2018A , GO , 5.00% , 10/01/26 ..... 815 840,994
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 412,758
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,031,894
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,834,667
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 51,680
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 102,534
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 294,320
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 772,949

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021C , RB , 5.00% , 06/15/26 ..... USD 65 $ 66,989
19,756,643
Indiana — 1.5%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 510 529,855
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 220 225,650
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 584,639
Series 2019E , RB , 5.00% , 02/01/26 ..... 290 297,448
Series A , RB , 5.00% , 02/01/26 ......... 135 138,467
Series D , RB , 5.00% , 02/01/26 ......... 100 102,568
Series E , RB , 5.00% , 02/01/26 ......... 415 425,658
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 671,198
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,393
Series 2016A , RB , 5.00% , 10/01/26 ..... 475 493,783
Series E , RB , 5.00% , 02/01/27 ......... 100 103,521
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 902,082
Series 2016C , RB , 5.00% , 06/01/28 ..... 155 161,613
Series A , RB , 5.00% , 02/01/29 ......... 260 266,451
Indiana Municipal Power Agency
Series 2014A , RB , 5.00% , 01/01/26 ..... 305 305,821
Series 2022A , RB , 5.00% , 01/01/26 ..... 260 265,365
Series 2016C , RB , 5.00% , 01/01/27 ..... 175 180,236
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 128,874
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,152
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 381,726
Series 2016A , RB , 5.00% , 06/01/28 ..... 270 278,811
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 195 200,894
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 300 310,071
7,155,276
Iowa — 0.5%
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 400 413,597
Series 2021A , GO , 5.00% , 06/01/26 ..... 330 341,218
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 186,119
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/26 ...... 150 152,106
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 462,089
Series 2023C , RB , 5.00% , 08/01/26 ..... 95 98,648
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 510 517,608
Series 2016 , RB , 5.00% , 06/15/26 ...... 300 310,018
2,481,403
Kansas — 0.5%
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,670 1,696,326
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 550,344
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 311,516
2,558,186
Kentucky — 0.1%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,484
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 10/01/26 ........ 150 156,274
256,758
Security
Par (000)
Par (000) Value
Louisiana — 0.8%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... USD 150 $ 153,928
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 215,901
Series A , GO , 5.00% , 05/01/26 ........ 85 85,775
Series 2016B , GO , 5.00% , 08/01/26 ..... 880 911,652
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 228,365
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,000 1,038,021
Series 2021 , RB , 5.00% , 09/01/26 ...... 270 280,266
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 522,567
Series 2016A , GO , 5.00% , 09/01/27 ..... 330 342,340
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/26 ......... 285 291,995
4,070,810
Maine — 0.9%
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 150 152,882
Series 2020A , RB , 5.00% , 09/01/26 ..... 250 259,233
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 93,837
Series C , RB , 5.00% , 11/01/26 ......... 270 281,511
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/26 ...... 780 790,020
Series 2020 , RB , 5.00% , 07/01/26 ...... 715 739,633
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 449,987
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 162,635
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 294,071
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 361,139
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 273,434
Series 2020B , GO , 5.00% , 06/01/26 ..... 370 381,776
Series 2022B , GO , 5.00% , 06/01/26 ..... 205 211,525
4,451,683
Maryland — 3.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,432
Series 2017C , RB , 5.00% , 07/01/26 ..... 215 221,725
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 93,766
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 151,067
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/26 ...... 175 178,255
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 677,284
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 364,691
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 156,296
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 98,988
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 215,744
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 308,205
Series 79 , GO , 5.00% , 03/01/26 ........ 75 77,051
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 136,944
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 81,859
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 364,691
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 114,617
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 104,198
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 158,938
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 77,812
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 306,053
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 465 477,302
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 153,968
Series 2019B , GO , 5.00% , 08/15/26 ..... 195 202,574
Series 2020A , GO , 5.00% , 08/15/26 ..... 500 519,422

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... USD 105 $ 108,437
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,738,508
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 740,379
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 265,911
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 119,921
Series 2016A , GO , 4.00% , 12/01/26 ..... 60 60,027
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 517,870
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 471,709
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 307,098
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 129,327
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 179,954
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 545,003
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,028,307
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 362,304
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,111,379
Series 2A , GO , 5.00% , 08/01/26 ....... 225 233,445
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 151,383
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 420,693
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 776,161
Series 2016 , RB , 5.00% , 11/01/26 ...... 145 145,158
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 114,568
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 93,003
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 275 284,175
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 310,009
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 103,432
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. 105 108,582
16,818,625
Massachusetts — 2.5%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 81,234
City of Cambridge
Series 2017B , GO , 5.00% , 02/15/26 ..... 110 113,277
Series 2018B , GO , 5.00% , 02/15/26 ..... 85 87,532
Series 2019 , GO , 5.00% , 02/15/26 ...... 260 267,746
Commonwealth of Massachusetts
Series 2018B , GO , 5.00% , 01/01/26 ..... 185 189,353
Series 2019A , GO , 5.00% , 01/01/26 ..... 975 997,940
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 184,928
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 391,159
Series B , GO , 5.00% , 04/01/26 ........ 100 102,937
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 464,126
Series 2016A , GO , 5.00% , 07/01/26 ..... 275 284,748
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 217,444
Series A , GO , 5.00% , 07/01/26 ........ 1,025 1,061,332
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 207,932
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 182,704
Series C , GO , 5.25% , 11/01/26 ( AGM ) ... 50 52,443
Series 2016H , GO , 5.00% , 12/01/26 ..... 705 737,403
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
RB , 5.00% , 06/15/26 ............... 100 101,210
Series 2014A , RB , 5.00% , 06/15/26 ..... 575 575,820
Series 2017A , RB , 5.00% , 06/15/27 ..... 295 304,360
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 434,556
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 158,039
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... USD 620 $ 642,182
Series 2024A , RB , 5.00% , 07/01/26 ..... 250 258,944
Series A , RB , 5.00% , 07/01/26 ......... 150 151,714
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 164,308
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 239,808
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 345 360,232
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/26 ..... 100 102,674
Series 2015C , RB , 5.00% , 08/15/26 ..... 575 584,303
Series 2016A , RB , 5.00% , 11/15/26 ..... 95 97,104
Massachusetts State College Building Authority
Series 2016A , RB , 4.00% , 05/01/26
( HERBIP ) ..................... 330 331,426
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/26 ..... 255 261,088
Series 2019A , RB , 5.00% , 01/01/26 ..... 210 215,014
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 171,049
Series 2018C , RB , 5.00% , 08/01/26 ..... 460 476,965
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 573,262
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 222,883
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 180,720
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 156,773
12,388,672
Michigan — 1.1%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 210 217,262
Series D , RB , 5.00% , 07/01/27 ......... 220 226,832
Michigan Finance Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 100 104,068
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 182,120
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/26 ...... 245 249,212
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 432,248
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 128,645
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 67,684
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 145,930
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 431,052
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 1,665 1,708,957
Series 2017A , GO , 5.00% , 05/01/26 ..... 375 386,381
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 167,151
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 449,219
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 335 345,058
Series 2019A , RB , 5.00% , 04/01/26 ..... 215 221,455
5,463,274
Minnesota — 2.1%
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 146,431
Series 2018A , GO , 5.00% , 12/01/26 ..... 150 156,891
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 292,863
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 209,188
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 245,628

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... USD 115 $ 118,145
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 87,325
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 606,525
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,202,592
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2019C , RB , 5.00% , 01/01/26 ..... 100 102,002
Series A , RB , 5.00% , 01/01/26 ......... 305 311,917
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... 510 516,742
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 189,774
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 855 877,617
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 442,300
Series 2014B , GO , 4.00% , 08/01/26 ..... 325 325,064
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 428,714
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,520,839
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 394,329
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 425,460
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 513,665
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 321,689
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 171,933
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 510,588
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 475,913
10,594,134
Mississippi — 0.9%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 780 793,727
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 718,174
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 256,018
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 297,785
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 668,556
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,635,204
4,369,464
Missouri — 1.0%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 256,035
City of Kansas City Sanitary Sewer System,
Series 2021B, RB, 5.00%, 01/01/26 ..... 125 127,938
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 138,532
Metropolitan St Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 128,367
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 707,606
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,444,596
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/26 ................. 500 510,722
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,207
Series 2018A , RB , 5.00% , 04/01/26 ..... 130 133,763
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 380,133
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 695 698,644
4,826,543
Security
Par (000)
Par (000) Value
Nebraska — 0.7%
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... USD 475 $ 485,791
Series 2021C , RB , 5.00% , 01/01/26 ..... 265 271,020
Series B , RB , 5.00% , 01/01/26 ......... 120 122,726
Series C , RB , 5.00% , 01/01/28 ......... 170 173,469
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 725 743,240
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 533,082
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 602,677
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/26 .............. 500 511,057
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 87,947
3,531,009
Nevada — 2.0%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 155 158,205
Series 2016E , GO , 5.00% , 06/15/26 ..... 190 195,883
Series 2017A , GO , 5.00% , 06/15/26 ..... 305 314,443
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 258,585
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 201,696
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 723,754
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 185 191,059
Series 2015C , RB , 5.00% , 07/01/26 ..... 355 366,625
Series 2019E , RB , 5.00% , 07/01/26 ..... 105 108,438
Series 2020C , RB , 5.00% , 07/01/26 ..... 930 961,559
Series 2014 , GO , 5.00% , 11/01/26 ...... 80 80,000
Series 2016B , GO , 5.00% , 11/01/26 ..... 530 552,897
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 114,752
Series 2018B , GO , 5.00% , 12/01/26 ..... 100 104,497
Series 2016B , GO , 5.00% , 11/01/27 ..... 305 317,042
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 755 779,723
Series 2019D , RB , 5.00% , 07/01/26 ..... 365 376,952
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 77,468
Series 2021A , GO , 5.00% , 06/01/26 ..... 350 361,517
Series C , GO , 5.00% , 09/15/26 ........ 125 127,191
Series B , GO , 5.00% , 12/01/26 ........ 125 126,286
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 118,800
State of Nevada
Series 2015D , GO , 5.00% , 04/01/26 ..... 175 176,360
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 118,661
Series 2023C , GO , 5.00% , 05/01/26 ..... 1,015 1,047,316
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,433
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 290,655
Series 2015B , GO , 5.00% , 11/01/26 ..... 215 217,168
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 826,637
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 216,629
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 141,581
9,712,812
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 232,967
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 223,092

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire (continued)
State of New Hampshire, Series 2014A, GO,
5.00%, 03/01/26 ................. USD 190 $ 191,211
647,270
New Jersey — 1.7%
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,751
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC GTD) . 150 157,572
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 311,107
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 469,912
Series XX , RB , 4.25% , 06/15/26 ........ 800 803,054
Series AAA , RB , 5.00% , 06/15/26 ....... 100 102,823
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 60 62,452
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 227,589
Series B , RB , 5.00% , 11/01/26 ......... 820 848,285
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 378,160
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,764
Series 2014AA , RB , 5.00% , 06/15/26 .... 230 230,693
Series 2021A , RB , 5.00% , 06/15/26 ..... 440 451,998
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 359,544
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 113,038
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 1,180 1,211,492
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,631,159
8,610,393
New Mexico — 1.0%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 413,359
Series 2022A , RB , 5.00% , 06/01/26 ..... 345 356,522
Series 2022B , RB , 5.00% , 06/01/26 ..... 125 129,175
Series 2021A , RB , 5.00% , 06/15/26 ..... 275 284,449
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 517,180
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 118,951
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,034,360
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 426,363
Series 2021 , GO , 5.00% , 03/01/26 ...... 300 308,214
Series A , GO , 5.00% , 03/01/26 ........ 145 148,970
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,305 1,351,256
5,088,799
New York — 8.9%
City of New York
Series 2014I-1 , GO , 5.00% , 03/01/26 .... 225 225,602
Series 2018E-1 , GO , 5.00% , 03/01/26 .... 115 118,029
Series 2024D , GO , 5.00% , 04/01/26 ..... 450 462,715
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 77,712
Series B , GO , 5.00% , 08/01/26 ........ 110 111,496
Series A , GO , 5.00% , 08/01/26 ........ 765 792,663
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,036,161
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 663,143
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 652,782
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 100 103,616
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 305,668
Series 2018A , GO , 5.00% , 08/01/26 ..... 595 616,516
Series 2015C , GO , 5.00% , 08/01/26 ..... 500 502,253
Series 2015A , GO , 5.00% , 08/01/26 ..... 175 175,085
Security
Par (000)
Par (000) Value
New York (continued)
Series C , GO , 5.00% , 08/01/26 ........ USD 1,480 $ 1,522,650
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 46,720
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 379,719
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 336,583
Series C , GO , 5.00% , 08/01/27 ........ 180 184,379
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 (AGM) ............ 280 287,372
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 149,499
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 132,119
Series 2015A , RB , 5.00% , 03/15/26 ..... 200 203,548
Series 2016A , RB , 5.00% , 03/15/26 ..... 1,165 1,199,567
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 179,954
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 575,852
Series 2020E , RB , 5.00% , 03/15/26 ..... 190 195,378
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 344,254
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 906,110
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/26 ......... 500 513,100
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 213,384
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 57,249
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 720 748,470
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 2,960 3,077,045
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 103,954
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 519,771
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 102,393
Series 2024A , 5.00% , 11/15/26 ........ 300 313,206
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 130,502
New York City Municipal Water Finance Authority
Series 2015FF , RB , 5.00% , 06/15/26 .... 365 369,069
Series 2020, Sub-Series GG-2 , RB ,
5.00% , 06/15/26 ................ 200 200,348
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 170,776
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 140 140,243
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 82,800
Series 2021DD , RB , 5.00% , 06/15/26 .... 830 859,054
Series 2022CC-2 , RB , 5.00% , 06/15/26 ... 500 500,869
New York City Transitional Finance Authority
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,429,880
New York City Transitional Finance Authority
Building Aid
Series 2015S-1 , RB , 5.00% , 07/15/26 ( SAW ) 110 110,473
Series 2016S-1 , RB , 5.00% , 07/15/26 ( SAW ) 60 61,497
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 259,360
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 372,464
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 103,744
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 632,837
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... 195 197,489
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 353,603
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 101,622
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 404,367

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018-1 , RB , 5.00% , 11/01/26 ..... USD 205 $ 213,862
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 104,323
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 964,986
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 99,107
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 360 375,562
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 599,856
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 615,504
Series C , RB , 5.00% , 11/01/26 ......... 250 260,807
Series B , RB , 5.00% , 08/01/27 ......... 235 242,308
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/26 (AGM) ............ 260 271,884
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... 695 713,317
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 416,187
Series 2015E , RB , 5.00% , 03/15/26 ..... 130 132,306
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 375,830
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 772,253
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 288,308
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,543,244
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 668,399
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 155,516
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 117,851
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 313,120
Series B , RB , 5.00% , 10/01/26 ......... 195 203,528
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 546,161
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 202,860
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 702,207
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 867,428
New York State Environmental Facilities Corp.
Series 2014B , RB , 5.00% , 05/15/26 ..... 105 105,157
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 77,722
Series 2018A , RB , 5.00% , 06/15/26 ..... 375 388,611
Series 2018B , RB , 5.00% , 06/15/26 ..... 240 248,711
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 181,352
Series 2015D , RB , 5.00% , 09/15/26 ..... 260 261,802
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/26 ..... 125 127,796
Series L , RB , 5.00% , 01/01/26 ......... 125 127,927
Series P , RB , 5.00% , 01/01/26 ......... 600 614,048
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 241,652
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 249,837
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 152,961
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/26 ....... 190 191,943
Series 209 , RB , 5.00% , 07/15/26 ....... 100 103,591
Series 184 , RB , 5.00% , 09/01/26 ....... 195 195,000
Series 212 , RB , 5.00% , 09/01/26 ....... 110 114,396
Series 213 , RB , 5.00% , 09/01/26 ....... 280 291,190
Series 230 , RB , 4.00% , 12/01/26 ....... 85 87,201
Series 243 , RB , 5.00% , 12/01/26 ....... 415 434,265
State of New York, Series 2023A, GO,
5.00%, 03/15/26 ................. 300 309,270
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 134,103
Series 2022B , RB , 5.00% , 05/15/26 ..... 100 103,156
Series 2016A , RB , 5.00% , 11/15/26 ..... 445 457,938
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 407,668
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 637,635
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 522,652
Series A , RB , 5.00% , 11/15/26 ......... 95 99,304
Series B , RB , 5.00% , 11/15/26 ......... 355 371,083
Security
Par (000)
Par (000) Value
New York (continued)
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... USD 300 $ 310,851
43,932,250
North Carolina — 2.4%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 387,865
Series 2021A , GO , 5.00% , 06/01/26 ..... 125 129,289
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/26 .......... 135 136,774
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 300 311,196
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 384,659
County of Buncombe
Series 2015 , RB , 5.00% , 06/01/26 ...... 470 475,196
Series 2018 , RB , 5.00% , 06/01/26 ...... 80 82,657
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 172,443
Series 2021A , RB , 4.00% , 04/01/26 ..... 195 197,816
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 403,874
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 267,042
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 586,283
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 213,159
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 575 589,966
Series 2021 , RB , 5.00% , 03/01/26 ...... 230 236,291
Series 2021 , GO , 5.00% , 04/01/26 ...... 350 359,775
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 181,965
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 266,767
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 255,232
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 204,263
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/26 ...... 395 397,325
Series 2019 , RB , 5.00% , 03/01/26 ...... 785 806,493
Series 2021 , RB , 5.00% , 03/01/26 ...... 270 277,393
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 293,904
Series 2017B , RB , 5.00% , 05/01/26 ..... 685 706,299
Series 2019A , RB , 5.00% , 05/01/26 ..... 515 531,013
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 170,130
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 402,903
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,942,493
Series 2016B , GO , 5.00% , 06/01/27 ..... 150 155,166
Series 2016A , GO , 5.00% , 06/01/28 ..... 165 170,710
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 176,766
11,873,107
Ohio — 2.3%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 525 536,810
Series 2020A , RB , 5.00% , 02/15/26 ..... 250 255,624
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 100 103,032
Series 2019A , GO , 5.00% , 04/01/26 ..... 65 66,971
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 128,790
Series 2014 , RB , 5.00% , 06/01/26 ...... 100 100,232
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 180 186,582
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 238,411
Series 2016A , GO , 4.00% , 08/15/26 ..... 460 463,625

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Franklin
Series 2018 , RB , 5.00% , 06/01/26 ...... USD 230 $ 237,493
Series 2015 , GO , 5.00% , 12/01/26 ...... 100 102,068
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 145 151,351
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 100 103,705
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 172,300
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 371,096
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 143,600
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 100 103,277
Series 2019A , RB , 5.00% , 06/01/26 ..... 85 87,785
Series 2019B , RB , 5.00% , 06/01/26 ..... 290 299,503
Series 2022A , RB , 5.00% , 06/01/26 ..... 125 129,096
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 78,373
Series 2019 , RB , 5.00% , 12/01/26 ...... 160 167,196
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 193,320
Series 2016 , RB , 5.00% , 12/01/27 ...... 300 313,071
Series 2016 , RB , 5.00% , 06/01/28 ...... 140 145,955
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 681,628
Series 2015B , RB , 5.00% , 06/01/26 ..... 310 315,883
Series 2020B , RB , 5.00% , 06/01/26 ..... 445 459,582
Series 2017A , RB , 5.00% , 12/01/26 ..... 320 334,391
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 1,009,328
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 190,807
Series S , GO , 5.00% , 05/01/26 ........ 370 381,615
Series U , GO , 5.00% , 05/01/26 ........ 605 623,992
Series V , GO , 5.00% , 05/01/26 ........ 215 221,749
Series 2019A , GO , 5.00% , 06/15/26 ..... 465 480,977
Series 2021A , GO , 5.00% , 06/15/26 ..... 225 232,731
Series 2017C , GO , 5.00% , 08/01/26 ..... 245 254,196
Series 2018 , COP , 5.00% , 09/01/26 ..... 310 321,505
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 291,390
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 104,068
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 114,141
Series T , GO , 5.00% , 11/01/26 ......... 115 120,063
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 160 165,384
Series S , GO , 5.00% , 05/01/28 ........ 120 123,617
11,306,313
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 410 422,713
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 155,998
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 250 259,309
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/26 ..... 215 220,183
Series 2017E , RB , 5.00% , 01/01/26 ..... 200 204,822
Series 2020A , RB , 5.00% , 01/01/26 ..... 320 327,715
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 226,306
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ....................... 175 179,958
1,997,004
Security
Par (000)
Par (000) Value
Oregon — 2.3%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. USD 195 $ 201,790
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 495 508,741
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 226,107
Series 2018A , RB , 5.00% , 05/01/26 ..... 380 392,091
Series 2014B , RB , 5.00% , 10/01/26 ..... 145 145,228
Series 2018A , RB , 5.00% , 05/01/27 ..... 225 231,799
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 205,926
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 103,182
County of Multnomah, GO, 5.00%, 06/01/26 . 220 227,378
Multnomah County School District No. 1 Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 875 904,060
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 320 330,628
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/26 ( MO ) . 2,030 2,045,821
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 210 211,654
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/26 ...... 235 242,843
Series 2018 , GO , 5.00% , 06/15/28 ...... 245 253,008
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 310 320,445
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 728,755
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... 430 442,627
Series 2015F , GO , 5.00% , 05/01/26 ..... 285 287,741
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 134,081
Series F , GO , 5.00% , 05/01/26 ......... 645 665,248
Series 2019D , GO , 5.00% , 06/01/26 ..... 165 170,511
Series C , GO , 5.00% , 06/01/26 ........ 165 170,511
Series 2015A , GO , 5.00% , 08/01/26 ..... 130 131,789
Series 2015O , GO , 5.00% , 08/01/26 ..... 70 70,942
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,055 1,094,597
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 376,577
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 292,571
Series B , RB , 5.00% , 11/15/26 ......... 180 188,082
11,304,733
Pennsylvania — 3.6%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 460,819
Series 2017A , GO , 5.00% , 08/01/26 ..... 560 579,927
Series 2019A , GO , 5.00% , 08/01/26 ..... 175 181,227
Series 2024C , RB , 5.00% , 09/01/26 ( AGC )
(c)
250 259,103
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 722,672
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... 1,240 1,267,739
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,234,152
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 604,905
Series 1 , GO , 5.00% , 03/15/26 ........ 445 447,948
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 105 108,046
Series 2019 , GO , 5.00% , 07/15/26 ...... 255 263,511
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,630 1,689,650
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 165 171,212
Series 2016 , GO , 5.00% , 09/15/27 ...... 255 264,350
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 413,346
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 285,312
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 852,566

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. USD 310 $ 314,308
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 315 322,075
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 67,889
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 417,123
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 670 687,429
Series A , RB , 5.00% , 09/01/26 ......... 150 155,667
Series B , RB , 5.00% , 09/01/26 ......... 635 658,990
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 350,501
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 541,215
Series 1 , RB , 5.00% , 12/01/26 ......... 250 260,698
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 156,326
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 448,595
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 453,734
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 787,783
Series A-1 , RB , 5.00% , 12/01/26 ....... 430 439,516
Series A-2 , RB , 5.00% , 12/01/26 ....... 380 396,654
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 (AGM) ..... 665 688,688
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 103,186
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 720 729,732
17,786,594
Rhode Island — 0.6%
Rhode Island Commerce Corp., Series 2017A,
RB, 5.00%, 06/15/26 .............. 205 211,780
Rhode Island Health and Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 180 186,964
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 646,310
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 327,935
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/26 ..... 195 199,761
Series 2019E , GO , 5.00% , 01/15/26 ..... 570 583,918
Series 2017A , GO , 5.00% , 05/01/26 ..... 345 355,419
Series 2021A , GO , 5.00% , 05/01/26 ..... 475 489,346
3,001,433
South Carolina — 0.7%
City of Charleston Waterworks & Sewer System,
Series 2019, RB, 5.00%, 01/01/26 ...... 235 240,714
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 172,257
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,148,662
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... 655 658,960
South Carolina Public Service Authority, Series
2021B, RB, 5.00%, 12/01/26 ......... 200 207,909
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 218,744
State of South Carolina, Series 2017A,
GO,
5.00%, 04/01/26 (SAW) ............ 615 633,147
3,280,393
Security
Par (000)
Par (000) Value
Tennessee — 2.0%
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ USD 230 $ 238,144
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,017,587
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 123,815
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 104,442
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/26 .............. 350 365,556
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 90 93,675
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 211,485
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 164,941
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. 500 518,573
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 349,974
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 290 298,548
Series 2019A , GO , 5.00% , 04/01/26 ..... 150 154,421
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 133,868
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 169,910
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 195,493
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/26 ...... 270 276,408
Series 2021C , GO , 5.00% , 01/01/26 ..... 255 261,052
Series 2017B , RB , 5.00% , 05/15/26 ..... 690 711,967
Series 2021A , RB , 5.00% , 05/15/26 ..... 150 154,775
Series 2015C , GO , 5.00% , 07/01/26 ..... 265 268,271
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 481,311
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 181,139
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 253,045
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 254,010
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 171,279
Series B , GO , 5.00% , 08/01/26 ........ 260 269,894
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 62,641
Series A , GO , 5.00% , 08/01/27 ........ 110 114,197
Series B , GO , 5.00% , 08/01/27 ........ 520 539,840
Series A , GO , 5.00% , 08/01/28 ........ 225 233,564
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 80 83,405
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 291,919
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 540 562,986
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 715 745,435
10,057,570
Texas — 10.8%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 160 164,030
Series 2022 , GO , 5.00% , 02/15/26 ...... 595 609,986
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 395 404,999
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 205 210,190
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 120 123,130
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 100 102,589
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 190 194,810

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. USD 305 $ 312,739
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,868
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 165 170,931
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 880,554
Series 2023 , GO , 5.00% , 08/01/26 ...... 150 155,262
Series C , GO , 5.00% , 08/01/26 ........ 450 465,785
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 95 98,335
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 200 204,910
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 375 388,826
Series 2016C , RB , 5.00% , 08/15/26 ..... 440 456,222
Series 2016J , RB , 5.00% , 08/15/26 ..... 865 896,892
Series 2016J , RB , 5.00% , 08/15/27 ..... 235 244,159
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 124,123
City of Austin
Series 2015 , GO , 5.00% , 09/01/26 ...... 265 269,065
Series 2020 , GO , 5.00% , 09/01/26 ...... 445 462,557
Series 2015A , RB , 5.00% , 11/15/26 ..... 200 203,396
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 573,233
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 156,336
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 208,448
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 195 202,231
City of Dallas Waterworks & Sewer System
Series 2021C , RB , 5.00% , 10/01/26 ..... 100 103,990
Series 2016A , RB , 5.00% , 10/01/27 ..... 170 176,318
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 155 159,016
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... 165 165,863
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 554,638
City of Houston, Series 2021A, GO,
5.00%, 03/01/26 ................. 100 102,617
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 185,924
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 135 140,812
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,081
City of Plano, Series 2019, GO, 5.00%, 09/01/26 95 98,558
City of San Antonio
GO , 5.00% , 02/01/26 ............... 500 512,771
Series 2015 , GO , 5.00% , 02/01/26 ...... 200 200,913
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 241,002
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 148,704
Series 2018 , GO , 5.00% , 08/01/26 ...... 135 140,205
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 498,506
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 100 102,455
Series 2018A , RB , 5.00% , 02/01/26 ..... 655 671,080
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) .. 450 461,219
Series 2024A , GO , 5.00% , 02/15/26 ( PSF )
(c)
500 511,963
Series A , GO , 5.00% , 02/15/26 ( PSF ) .... 60 60,263
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 450 461,680
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) .. 400 410,382
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 130 133,374
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 101,154
Series 2017 , GO , 5.00% , 06/15/26 ...... 455 470,698
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018 , GO , 5.00% , 06/15/26 ...... USD 630 $ 651,735
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 257,945
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 252,196
County of Fort Bend, Series B, GO,
5.00%, 03/01/28 ................. 120 123,014
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 695 704,819
Series 2018A , RB , 5.00% , 08/15/26 ..... 200 207,204
Series 2017A , GO , 5.00% , 10/01/26 ..... 120 124,811
Series 2020A , GO , 5.00% , 10/01/26 ..... 330 343,355
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 181,222
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... 75 75,959
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 980 1,005,561
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 100 102,608
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 102,608
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 965 988,869
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/26 ..... 60 60,081
Series 2019 , RB , 5.00% , 12/01/26 ...... 790 820,446
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 160 163,969
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 345 358,865
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 213,239
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 166,430
Dallas Independent School District
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 175 179,542
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 690 707,909
Denton Independent School District, Series
2016, GO, 5.00%, 08/15/27 (PSF) ...... 295 301,995
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/26 (PSF) ..... 160 164,030
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/26 (PSF) ...... 125 128,308
Keller Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 150 150,771
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) .. 125 128,038
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 140 145,032
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 395 409,199
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 451,131
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 201,953
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 102,500
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 281,577
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 147,006
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 140 145,266
Lone Star College System
Series 2016 , GO , 5.00% , 02/15/26 ...... 245 251,196
Series 2016 , GO , 5.00% , 02/15/28 ...... 395 404,854
Lower Colorado River Authority
Series 2018 , RB , 5.00% , 05/15/26 ...... 140 140,177
Series 2019 , RB , 5.00% , 05/15/26 ...... 245 252,542
Series 2024 , RB , 5.00% , 05/15/26 ( AGM ) . 500 515,772
Series B , RB , 5.00% , 05/15/26 ......... 190 191,730
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 153,855
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 274,920
Series A , RB , 5.00% , 11/01/26 ......... 370 385,618

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , RB , 5.00% , 11/01/27 ......... USD 230 $ 239,405
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 120 122,992
Montgomery Independent School District, Series
2015, GO, 5.00%, 02/15/26 (PSF) ...... 300 301,315
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 152,185
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 200 206,380
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2016, RB, 5.00%, 06/01/26 .......... 125 128,995
North Texas Municipal Water District Water
System, Series 2021A, RB, 5.00%, 09/01/26 330 342,060
North Texas Tollway Authority
Series 2015A , RB , 5.00% , 01/01/26 ..... 295 295,693
Series 2015B , RB , 5.00% , 01/01/26 ..... 885 887,155
Series 2019A , RB , 5.00% , 01/01/26 ..... 95 97,080
Series 2020C , RB , 5.00% , 01/01/26 ..... 290 296,181
Series 2021B , RB , 5.00% , 01/01/26 ..... 185 188,943
Series 2024A , RB , 5.00% , 01/01/26 ..... 500 510,946
Series A , RB , 5.00% , 01/01/27 ......... 130 132,637
Series B , RB , 5.00% , 01/01/27 ......... 210 213,744
Series 2016A , RB , 5.00% , 01/01/28 ..... 445 453,987
Series B , RB , 5.00% , 01/01/28 ......... 310 315,546
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 195 202,077
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 190 193,790
Series 2015 , GO , 5.00% , 08/15/26 ( PSF ) .. 130 131,778
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 210 217,825
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 155 160,775
Northwest Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 340 341,804
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 230 235,588
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/26 ..... 100 101,249
Series 2015A , RB , 5.50% , 07/01/26 ..... 300 304,729
Permanent University Fund - University of Texas
System, Series 2016A, RB, 5.00%, 07/01/26 440 445,468
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 300 307,940
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 153,539
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 415 429,918
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 465 481,715
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/26 (PSF) ...... 280 290,333
San Antonio Water System
Series 2022B , RB , 5.00% , 05/15/26 ..... 120 123,895
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 197,463
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,816
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 170 174,110
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 212,202
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 630 648,235
Series 2018A , GO , 5.00% , 08/01/26 ..... 100 101,183
Series 2019A , GO , 5.00% , 08/01/26 ..... 135 139,996
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 650,785
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,000 1,041,255
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,545
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 372,821
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ USD 500 $ 511,194
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 237,424
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 815,500
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 118,712
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 157,272
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 182,719
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 303,967
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... 270 278,593
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,705 1,774,042
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 577,474
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 (AGM) .......... 300 309,527
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 1,960 2,014,859
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 128,499
Texas Tech University System, Series 2015A,
RB, 5.00%, 02/15/26 .............. 695 698,482
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 585 601,890
Series 2017A , RB , 5.00% , 04/15/26 ..... 245 252,074
Series 2018B , RB , 5.00% , 04/15/26 ..... 365 375,538
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 102,887
Series A , RB , 5.00% , 04/15/26 ......... 255 259,384
Series 2020 , RB , 5.00% , 08/01/26 ...... 355 367,707
Series 2021 , RB , 5.00% , 08/01/26 ...... 145 150,190
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 333,092
Series 2018B , RB , 5.00% , 10/15/26 ..... 570 593,320
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 640 663,561
Series 2019 , RB , 5.00% , 08/01/26 ...... 250 259,204
53,162,838
Utah — 1.7%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 205 210,687
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 806,779
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 781,877
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 128,193
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 145,415
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 255 263,316
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,135,875
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 350 357,837
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 102,554
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 56,211
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 274,393
Series 2019 , GO , 5.00% , 07/01/26 ...... 70 72,481
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 880,129
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 662,685
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 387,812
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 126,745

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) USD 160 $ 165,774
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 202,037
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 200 207,217
Series B1 , RB , 5.00% , 08/01/26 ........ 300 310,826
Series B1 , RB , 5.00% , 08/01/28 ........ 255 263,990
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 720 728,831
8,271,664
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,044,468
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 109,669
1,154,137
Virginia — 3.6%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 113,895
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 124,458
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 181,337
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 452,076
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 210 214,385
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 195,297
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 281,585
City of Suffolk
Series 2015 , GO , 5.00% , 02/01/26 ( SAW ) . 225 225,879
Series 2016A , GO , 5.00% , 02/01/26 ..... 85 87,160
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 82,672
Series A , GO , 5.00% , 06/01/26 ........ 125 129,175
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 230 238,689
Series A , GO , 5.00% , 08/15/30 ........ 160 165,994
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 189,348
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 375 388,517
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,275,089
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 195 199,275
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 138,869
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 103,767
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 160,839
Series 2019 , GO , 5.00% , 08/01/26 ( SAW ) . 105 108,955
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 195 199,259
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 172,645
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 444,691
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 104,633
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,000 1,046,331
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 217,513
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,550 1,604,138
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 207,976
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 451,173
Series 2019B , RB , 5.00% , 02/01/26 ..... 295 302,491
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 579,347
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2020A , RB , 5.00% , 02/01/26 ..... USD 810 $ 830,568
Series A , RB , 5.00% , 02/01/26 ......... 185 189,698
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 259,097
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 341,980
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 15 15,554
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 381,962
Series 2016 , RB , 5.00% , 09/15/26 ...... 105 109,271
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 104,068
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 78,051
Series 2016 , RB , 5.00% , 09/15/27 ...... 315 326,958
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 140 145,279
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 160,845
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 518,853
Series B , RB , 5.00% , 08/01/26 ......... 215 223,107
Series A , RB , 5.00% , 08/01/27 ......... 500 517,887
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 139,151
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 270 274,195
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 181,660
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 115 119,376
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 114,186
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 103,805
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 335 347,748
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 355 368,509
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 215 219,165
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 511,961
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 146,275
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 454,496
Series 2021C , RB , 5.00% , 11/01/26 ..... 75 78,361
Series 2016A , RB , 5.00% , 11/01/27 ..... 275 286,881
17,936,405
Washington — 4.6%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 337,645
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 70 71,319
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 345 359,905
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 502,516
Series 2016B , RB , 5.00% , 04/01/26 ..... 355 365,468
Series 2015A , GO , 5.00% , 06/01/26 ..... 285 288,069
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 237,957
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 347,319
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 249,556
Series 2016B , RB , 5.00% , 04/01/27 ..... 260 267,249
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 112,032
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 81,149
Series 2016B , RB , 5.00% , 04/01/28 ..... 230 236,283
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 285 295,591
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 224,561

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. USD 1,150 $ 1,150,163
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/26 ...... 500 511,525
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 110 112,511
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 200 208,788
County of King
Series 2021A , GO , 4.00% , 01/01/26 ..... 175 177,184
Series 2019A , GO , 5.00% , 06/01/26 ..... 170 175,754
Series 2015A , GO , 5.00% , 07/01/26 ..... 285 285,896
Series 2016B , RB , 5.00% , 07/01/26 ..... 315 326,315
Series 2017 , GO , 5.00% , 07/01/26 ...... 100 103,592
Series 2018B , RB , 5.00% , 07/01/26 ..... 580 600,834
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 110 113,878
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 224,516
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 62,656
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,005 1,016,755
Series 2015C , RB , 5.00% , 07/01/26 ..... 385 389,503
Series 2016A , RB , 5.00% , 07/01/26 ..... 800 829,019
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 803,112
Series 2021A , RB , 5.00% , 07/01/26 ..... 360 373,059
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 180,839
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project, Series 2024B,
RB, 5.00%, 01/01/26 .............. 500 512,047
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 600 610,110
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 736,145
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 240 244,886
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/27
(GTD) ....................... 100 104,419
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 555 568,611
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 144,514
Series 2022A , RB , 5.00% , 08/01/26 ..... 575 595,849
State of Washington
Series R-2020A , GO , 5.00% , 01/01/26 ... 225 230,085
Series 2015B , GO , 5.00% , 02/01/26 ..... 685 688,146
Series 2016C , GO , 5.00% , 02/01/26 ..... 190 194,644
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 194,644
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 102,444
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(b)
.................... 100 95,101
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 243,580
Series R-2022D , GO , 4.00% , 07/01/26 ... 400 406,404
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 159,982
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 629,605
Series R-2016B , GO , 5.00% , 07/01/26 ... 655 669,686
Series R-2015H , GO , 5.00% , 07/01/26 ... 125 125,392
Series 2025C , GO , 5.00% , 07/01/26
(c)
.... 335 345,539
Series R-2025B , GO , 5.00% , 07/01/26
(c)
.. 165 170,191
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 129,258
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 517,031
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 67,214
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 108,576
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 429,135
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 200 202,883
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , GO , 5.00% , 08/01/26 ..... USD 420 $ 434,306
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 46,571
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 160,410
Series R-2017A , GO , 5.00% , 08/01/28 ... 295 305,092
Series R-2017B , GO , 5.00% , 08/01/28 ... 285 294,750
University of Washington
Series 2015C , RB , 5.00% , 12/01/26 ..... 280 285,693
Series A , RB , 5.00% , 12/01/26 ......... 225 234,876
22,610,337
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,220
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 119,692
Series 2019A , GO , 5.00% , 06/01/26 ..... 160 165,092
Series 2021A , GO , 5.00% , 06/01/26 ..... 150 154,774
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(b)
.................... 255 239,762
Series 2018B , GO , 5.00% , 12/01/26 ..... 210 219,382
Series 2019A , GO , 5.00% , 12/01/26 ..... 270 282,062
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 315 325,878
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 155 159,714
1,811,576
Wisconsin — 2.0%
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 105 107,243
State of Wisconsin
Series 2014-4 , GO , 5.00% , 05/01/26 ..... 560 560,000
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 999,007
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 103,020
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 175 180,285
Series 2016-1 , GO , 4.00% , 11/01/26 ..... 480 481,614
Series 2016-1 , GO , 5.00% , 11/01/26 ..... 795 801,583
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 401,222
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 750,552
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 630,673
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 119,880
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 192,915
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 252,509
State of Wisconsin Environmental Improvement
Fund
Series 2017A , RB , 5.00% , 06/01/26 ..... 700 707,706
Series 2018A , RB , 5.00% , 06/01/26 ..... 740 761,812
Series 2020A , RB , 5.00% , 06/01/26 ..... 230 237,609
Wisconsin Department of Transportation
Series 2015-1 , RB , 5.00% , 07/01/26 ..... 420 425,163
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 305,359
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 543,435
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 165,618
Series 2019A , RB , 5.00% , 07/01/27 ..... 300 309,834
Series 2019A , RB , 5.00% , 07/01/28 ..... 145 149,705
9,186,744
Total Long-Term Investments — 99 .0%
(Cost: $ 491,664,122 ) .............................. 488,229,338

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(d) (e)
......... 679,789 $ 679,857
Total Short-Term Securities — 0 .1%
(Cost: $ 679,857 ) ................................. 679,857
Total Investments — 99 .1%
(Cost: $ 492,343,979 ) .............................. 488,909,195
Other Assets Less Liabilities — 0.9% .................... 4,285,168
Net Assets — 100.0% ...............................
$ 493,194,363
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 550,785 $ 128,647
(a)
$ — $ 439 $ (14) $ 679,857 679,789 $ 49,083 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 488,229,338 $ — $ 488,229,338
Short-Term Securities
Money Market Funds ...................................... 679,857 — — 679,857
$ 679,857 $ 488,229,338 $ — $ 488,909,195

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 630,068
Series A , RB , 5.00% , 09/01/29 ......... 180 190,609
Series A , RB , 5.00% , 09/01/35 ......... 1,000 1,058,938
Series A , RB , 5.00% , 06/01/37 ......... 130 137,662
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 537,745
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,085,445
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 131,223
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 185 190,968
Series 2020A , GO , 5.00% , 09/01/27 ..... 150 159,397
Series 2017E , GO , 5.00% , 11/01/27 ..... 355 374,550
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 79,737
Series 2018A , GO , 5.00% , 05/01/30 ..... 125 132,097
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 404,066
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 271,917
Series 2022B , GO , 5.00% , 11/01/27 ..... 125 133,293
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 735 776,695
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 214,574
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 209,340
Series 2016B , RB , 5.00% , 01/01/43 ..... 250 261,676
6,980,000
Alaska — 0.1%
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 280,721
Arizona — 1.8%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/27 ..... 180 182,037
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 242,755
Series 2017B , RB , 5.00% , 07/01/27 ..... 245 259,093
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 264,248
Series 2017B , RB , 5.00% , 07/01/30 ..... 195 204,483
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 853,892
Series 2023 , RB , 5.00% , 07/01/27 ...... 145 153,424
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 210 222,201
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 412,659
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 495 512,253
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/27 ..... 610 616,976
Series 2016 , RB , 5.00% , 07/01/27 ...... 665 688,357
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 116,478
Series 2020A , RB , 5.00% , 07/01/27 ..... 55 58,239
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 243,546
Series A , RB , 5.00% , 07/01/27 ......... 100 105,889
Series 2017D , RB , 5.00% , 07/01/29 ..... 300 315,487
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 127,078
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 65 68,546
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/27 ................. USD 390 $ 412,556
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 177,960
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 209,364
Series 2020A , RB , 5.00% , 01/01/27 ..... 710 743,243
Series 2021A , RB , 5.00% , 01/01/27 ..... 540 565,283
Series 2016A , RB , 5.00% , 01/01/29 ..... 355 370,443
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 122,587
University of Arizona (The), Series 2020A, RB,
5.00%, 08/01/27 ................. 265 280,667
8,529,744
California — 11.8%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 106,498
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(a)
........ 265 241,288
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 229,705
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,502,142
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(a)
............. 1,000 924,179
California Health Facilities Financing Authority,
Series A-1, RB, 5.00%, 11/01/27 ....... 780 837,968
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 116,675
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 327,096
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 370,119
Series 2017 , RB , 5.00% , 10/01/29 ...... 105 110,978
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 120 126,592
Series F , RB , 5.00% , 05/01/27 ......... 310 312,637
Series B , RB , 5.00% , 10/01/27 ......... 465 495,023
Series 2018C , RB , 5.00% , 11/01/27 ..... 150 159,966
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 554,547
Series C , RB , 5.00% , 03/01/28 ......... 325 341,445
Series D , RB , 5.00% , 09/01/29 ......... 290 306,900
Series B , RB , 5.00% , 10/01/30 ......... 10 10,680
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 100 102,213
Series 2016A , RB , 5.00% , 11/01/27 ..... 600 621,537
Series 2017A , RB , 5.00% , 11/01/29 ..... 400 422,422
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 208,566
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 53,514
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 158,136
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 270,366
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 286,048
Series B , RB , 5.00% , 05/15/27 ......... 175 185,402
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/27 ......... 435 462,905
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/27 ..... 375 378,604
Series A , RB , 5.00% , 11/01/27 ......... 190 198,469
Series B , RB , 5.00% , 11/01/27 ......... 100 104,457
Series D , RB , 5.00% , 11/01/27 ......... 270 289,751

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
USD 775 $ 716,627
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 170,531
Contra Costa Transportation Authority Sales Tax
Series 2015A , RB , 5.00% , 03/01/27 ..... 435 438,223
Series 2018B , RB , 5.00% , 03/01/27 ..... 220 232,339
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 181,582
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 132,950
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 138,116
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/27 ..... 155 157,009
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 122,344
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 53,193
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 90,307
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(a)
................ 2,200 2,030,991
Foothill-De Anza Community College District
(a)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 696,904
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 385,307
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 293,365
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 79,770
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(a)
..... 110 101,577
Los Angeles Community College District
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 534,340
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 416,785
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,068,679
Series J , GO , 5.00% , 08/01/28 ......... 190 202,408
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,191,557
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,866
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 282,699
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 271,176
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 145 148,923
Series 2018A , RB , 5.00% , 07/01/27 ..... 350 372,639
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 239,554
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 106,468
Series 2022E , RB , 5.00% , 07/01/27 ..... 65 69,204
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 313,238
Los Angeles Department of Water & Power
Water System
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 213,043
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 324,891
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 159,845
Series 2016A , GO , 5.00% , 07/01/27 ..... 75 76,003
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 735,184
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 442,176
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 101,221
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 159,823
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 548,724
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 197,114
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 202,442
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 586,016
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 517,019
Security
Par (000)
Par (000) Value
California (continued)
Series 2020A , RB , 5.00% , 07/01/27 ..... USD 295 $ 314,475
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 118,130
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,827
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(a)
.. 150 138,027
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/27 ..... 435 454,648
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(a)
... 215 198,645
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 58,044
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(a)
............. 330 306,139
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 414,739
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(a)
................ 400 369,387
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 170 176,064
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 171,540
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,809
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 96,275
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 106,252
Series A , RB , 5.00% , 07/01/28 ......... 475 504,733
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 116,161
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 280,794
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 136,449
San Diego Public Facilities Financing Authority,
Series 2023A, RB, 5.00%, 08/01/27 ..... 250 266,695
San Diego Unified School District
Series 2015R-4 , GO , 4.00% , 07/01/27 ... 250 251,767
Series 2017J , GO , 5.00% , 07/01/29 ..... 100 105,957
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2017A , RB , 5.00% , 07/01/29 ..... 100 105,877
Series 2019A , RB , 5.00% , 07/01/29 ..... 190 201,167
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 145 149,570
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 144,412
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 132,313
Series B , RB , 5.00% , 05/01/27 ......... 290 306,966
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 176,718
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 262,972
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(a)
95 87,726
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 192,263
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(a)
............. 375 344,788
San Mateo County Community College District
(a)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 300 276,612

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... USD 950 $ 875,939
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 355 327,324
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(a)
.. 170 156,966
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,414
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 772,838
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 165,233
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 826,164
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 173,192
GO , 5.00% , 04/01/27 ............... 3,985 4,198,156
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 584,687
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 51,040
Series C , GO , 5.00% , 08/01/27 ........ 440 466,916
GO , 5.00% , 08/01/27 ............... 1,410 1,483,691
Series 2016 , GO , 5.00% , 08/01/27 ...... 750 777,934
GO , 4.00% , 09/01/27 ............... 560 579,079
GO , 5.00% , 09/01/27 ............... 660 697,810
GO , 5.00% , 10/01/27 ............... 1,730 1,842,572
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 506,841
GO , 5.00% , 11/01/27 ............... 975 1,040,357
Series 2017 , GO , 5.00% , 11/01/27 ...... 805 858,961
GO , 5.00% , 12/01/27 ............... 585 625,203
GO , 5.00% , 08/01/28 ............... 440 466,188
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 628,081
GO , 5.00% , 08/01/29 ............... 450 475,748
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 240 258,365
Series BB , RB , 5.00% , 12/01/27 ........ 110 118,417
Series AX , RB , 5.00% , 12/01/28 ........ 130 139,709
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 103,036
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 36,261
Series 2015AO , RB , 5.00% , 05/15/27 .... 545 550,919
Series 2015I , RB , 5.00% , 05/15/27 ...... 570 576,129
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 116,848
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 239,008
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 265,691
Series 2017AY , RB , 5.00% , 05/15/28 .... 150 158,899
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 132,271
Series 2017AV , RB , 5.00% , 05/15/30 .... 305 322,103
Series 2017AY , RB , 5.00% , 05/15/30 .... 835 881,822
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 81,337
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 187,428
56,764,518
Colorado — 1.1%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/27
(SAW) ....................... 160 170,763
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 262,861
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 65 68,988
Series 2022A , GO , 5.00% , 08/01/27 ..... 365 387,396
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 415 441,314
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 521,070
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2023A , RB , 5.00% , 11/15/27 ..... USD 350 $ 371,668
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,823
City of Colorado Springs Utilities System, Series
2019A, RB, 5.00%, 11/15/27 ......... 335 357,283
City of Westminster, Series 2024, RB,
5.00%, 12/01/27 ................. 250 266,817
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/27 ......... 200 211,236
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 259,278
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 295 318,617
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 200 215,766
Regional Transportation District, COP,
5.00%, 06/01/27 ................. 805 812,813
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 288,178
University of Colorado, Series 2017A-1, RB,
5.00%, 06/01/29 ................. 100 105,074
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 125 133,408
5,240,353
Connecticut — 1.8%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 52,170
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 558,287
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 122,926
Series 2018B , GO , 5.00% , 04/15/27 ..... 490 515,238
Series B , GO , 5.00% , 04/15/27 ........ 190 199,786
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 56,597
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 216,098
Series 2015B , GO , 5.00% , 06/15/27 ..... 240 242,720
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 549,618
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 445,004
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 106,065
Series E , GO , 5.00% , 10/15/27 ........ 170 176,534
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 601,298
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 532,122
Series F , GO , 5.00% , 11/15/27 ......... 835 850,896
Series A , GO , 5.00% , 04/15/29 ........ 350 367,314
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 194,767
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 214,266
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 141,102
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 210,498
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 620,968
Series B , RB , 5.00% , 09/01/27 ......... 635 657,813
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 360,957
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 233,971
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/27 ..... 125 131,358
Series 2019A , RB , 5.00% , 11/01/27 ..... 65 69,077
8,427,450
Delaware — 0.9%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 305 321,112
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 295,196
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 174,611
Series 2020 , RB , 5.00% , 07/01/27 ...... 375 396,843
Series 2020 , RB , 5.00% , 09/01/27 ...... 610 645,800

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... USD 760 $ 796,985
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 215,373
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 625,106
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 136,831
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 253,556
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 378,058
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 286,299
4,525,770
District of Columbia — 2.0%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 639,637
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 686,471
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 697,032
Series E , GO , 5.00% , 06/01/27 ........ 290 302,868
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 170,334
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 170,421
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 262,962
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,108,234
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 326,817
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,951,875
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 420,158
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 260,817
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 319,368
Series A , RB , 5.00% , 10/01/27 ......... 190 193,021
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 143,213
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 221,345
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 423,439
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 486,955
Series 2018 , RB , 5.00% , 07/01/28 ...... 340 357,825
Series A-1 , RB , 5.00% , 07/01/29 ....... 120 126,097
Series 2018 , RB , 5.00% , 07/01/30 ...... 110 115,342
9,384,231
Florida — 3.5%
Broward County, Series B, RB, 5.00%, 10/01/27 180 182,748
Central Florida Expressway Authority, Series
2021, RB, 5.00%, 07/01/27 (AGM) ...... 665 702,543
City of Gainesville
Series 2017A , RB , 5.00% , 10/01/27 ..... 105 111,213
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/27 ................. 200 212,289
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 185 195,258
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 562,265
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,100 1,161,942
Series A , RB , 5.00% , 10/01/27 ......... 545 563,987
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 760 807,136
Series 2021 , RB , 5.00% , 10/01/27 ...... 370 391,988
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 330 341,715
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 432,414
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 200 212,167
Hillsborough County School Board, Series
2017B, COP, 5.00%, 07/01/27 ........ 30 31,512
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 500 530,289
Security
Par (000)
Par (000) Value
Florida (continued)
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. USD 380 $ 403,568
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 402,153
Series 2018A , COP , 5.00% , 08/01/27 .... 110 116,413
Series 2018B , COP , 5.00% , 08/01/27 .... 115 121,704
Series 2022B , COP , 5.00% , 08/01/27 .... 200 211,659
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27
(b)
................ 500 530,353
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 110,026
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 168,035
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 200 201,680
Series 2015B , COP , 5.00% , 05/01/27 .... 115 115,823
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 705 743,870
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 168,991
State of Florida
Series 2015F , GO , 5.00% , 06/01/27 ..... 165 166,897
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 391,632
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 571,989
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 243,390
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 63,493
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 227,517
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 306,883
Series 2016A , GO , 5.00% , 07/01/27 ..... 120 124,552
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 37,096
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 508,241
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 307,062
Series 2017A , GO , 5.00% , 07/01/28 ..... 285 301,813
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 184,833
Series 2019A , RB , 5.00% , 07/01/27 ..... 141 148,886
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 675,962
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 163,669
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 301,014
State of Florida Department of Transportation
Turnpike System
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 359,554
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 169,202
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 226,331
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 473 489,217
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 501,629
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 724,090
16,928,693
Georgia — 2.2%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 50 53,365
City of Atlanta
Series 2020A , RB , 5.00% , 07/01/27 ..... 275 290,227
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 147,752
Series 2022A-1 , GO , 5.00% , 12/01/27 .... 215 229,470
Series 2018C , RB , 5.00% , 11/01/28 ..... 225 238,901
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 132,642
Series 2018B , RB , 5.00% , 11/01/29 ..... 120 127,154
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 231,399
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 47,162
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,074,689
Series 2022 , RB , 5.00% , 07/01/27 ...... 115 121,763

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... USD 855 $ 902,730
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 244,092
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 530,634
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 675 697,620
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 492,055
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 121,824
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 205 217,646
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/27 ......... 55 57,288
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 118,105
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 303,953
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 154,016
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 509,262
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 503,428
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 211,938
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 652,903
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 731,575
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 314,817
Series 2016F , GO , 5.00% , 07/01/28 ..... 795 832,648
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 183,418
Series 2017C , GO , 5.00% , 07/01/29 ..... 225 237,701
10,712,177
Hawaii — 1.1%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/27 ......... 305 308,637
Series B , RB , 5.00% , 07/01/27 ......... 480 495,937
City & County of Honolulu
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 380,916
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 407,772
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 185,832
Series D , GO , 5.00% , 09/01/27 ........ 495 525,640
Series B , GO , 5.00% , 10/01/27 ........ 180 183,126
Series C , GO , 5.00% , 10/01/27 ........ 125 132,977
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 585,670
County of Hawaii, Series C, GO,
5.00%, 09/01/27 ................. 175 179,693
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 135 141,732
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 216,180
Series FE , GO , 5.00% , 10/01/27 ....... 470 488,624
Series FH , GO , 5.00% , 10/01/27 ....... 300 311,888
Series FN , GO , 5.00% , 10/01/27 ....... 205 218,354
Series FK , GO , 5.00% , 05/01/28 ....... 200 210,478
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 100 105,537
5,078,993
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 700 739,871
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 169,545
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 500 527,926
1,437,342
Security
Par (000)
Par (000) Value
Illinois — 4.4%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... USD 250 $ 261,150
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 490,257
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,043,100
Series B , RB , 5.00% , 01/01/27 ......... 305 305,717
Series C , RB , 5.00% , 01/01/27 ......... 105 109,526
Series F , RB , 5.25% , 01/01/27 ......... 170 178,213
Series A , RB , 5.00% , 01/01/28 ......... 425 441,678
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 234,485
City of Springfield, Series 2024, RB,
5.00%, 03/01/27 (BAM)
(b)
............ 500 522,194
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 450 471,134
Series 2017 , RB , 5.00% , 07/01/27 ...... 100 104,322
Series 2020 , RB , 5.00% , 07/01/27 ...... 515 545,013
Series 2017 , RB , 5.00% , 07/01/29 ...... 850 885,966
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 125 129,255
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,105 1,154,759
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,330 1,389,890
Series 2019C , RB , 5.00% , 01/01/27 ..... 545 569,542
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 110 115,978
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/27 ................. 205 213,029
Sales Tax Securitization Corp., Series 2017A,
RB, 5.00%, 01/01/27 .............. 140 145,742
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,136,587
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 961,508
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 275,459
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 389,800
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 660,062
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 755,808
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 1,011,219
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 225,574
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 564,544
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 823,054
Series 2018A , GO , 5.00% , 10/01/27 ..... 790 829,510
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 341,254
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,877,044
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 426,393
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,060,637
State of Illinois Sales Tax
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 170 178,826
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 457,258
21,285,487
Indiana — 1.0%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 190 201,188
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 290 304,169
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 293,680
Series 2019E , RB , 5.00% , 02/01/27 ..... 120 125,836
Series 2021B , RB , 5.00% , 02/01/27 ..... 370 387,995
Series E , RB , 5.00% , 02/01/27 ......... 160 165,634
Series 2016C , RB , 5.00% , 06/01/27 ..... 705 735,223
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,185 1,259,180
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 307,067

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... USD 495 $ 510,051
Series Y , RB , 5.00% , 08/01/29 ......... 165 174,105
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/29 . 375 393,949
4,858,077
Iowa — 0.3%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 190,043
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 211,159
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 195,322
Series 2023A , GO , 6.00% , 06/01/27 ..... 165 178,379
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 201,292
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 305 323,243
Series 2021A , RB , 5.00% , 08/01/27 ..... 100 105,981
State of Iowa, Series 2016, RB, 5.00%, 06/15/27 235 242,295
1,647,714
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 322,482
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/27 ..... 785 796,795
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 212,474
Series 2024A , RB , 5.00% , 09/01/27 ..... 300 318,710
Series 2018A , RB , 5.00% , 09/01/28 ..... 480 506,848
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 152,858
2,310,167
Kentucky — 0.1%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 10/01/27 ......... 70 74,218
Series 2024B , RB , 5.00% , 11/01/27 ..... 225 238,903
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 157,856
470,977
Louisiana — 1.0%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 646,206
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 315,223
Series 2017A , GO , 5.00% , 04/01/27 ..... 260 273,686
Series 2016B , GO , 5.00% , 08/01/27 ..... 335 346,926
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 248,974
Series 2019A , RB , 5.00% , 09/01/27 ..... 400 424,173
Series 2021 , RB , 5.00% , 09/01/27 ...... 765 811,231
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 606,176
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 533,820
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 230,621
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 199,757
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 295,066
4,931,859
Maine — 0.7%
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 250 264,742
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 307,693
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 149,061
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 377,977
Series 2019A , RB , 5.00% , 11/01/27 ..... 110 117,120
Security
Par (000)
Par (000) Value
Maine (continued)
Series C , RB , 5.00% , 11/01/27 ......... USD 540 $ 574,951
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/27 ...... 125 126,432
Series 2022 , RB , 5.00% , 07/01/27 ...... 155 163,782
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 665 702,483
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 242,964
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 279,937
3,307,142
Maryland — 3.0%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 127,762
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 263,407
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 210,725
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,073
Series 2020 , GO , 5.00% , 10/01/27 ...... 235 250,330
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 333,813
Series 2018 , GO , 5.00% , 10/01/29 ...... 255 269,471
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 169,416
Series 2019 , GO , 5.00% , 03/01/27 ...... 270 283,958
Series 2020 , GO , 5.00% , 08/01/27 ...... 250 265,332
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 213,047
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 199,629
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 126,081
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 682,941
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 481,927
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 167,076
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 235 249,412
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 159,742
Series 2020B , GO , 4.00% , 11/01/27 ..... 455 472,540
Series 2017A , GO , 5.00% , 11/01/27 ..... 195 208,105
Series 2017C , GO , 5.00% , 10/01/28 ..... 115 121,868
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 170,405
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 556,656
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 466,531
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 49,845
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 558,701
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 431,565
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 594,190
Series 2018-2B , GO , 5.00% , 08/01/27 .... 165 175,074
Series 2020-2B , GO , 5.00% , 08/01/27 .... 840 891,286
Series 2A , GO , 5.00% , 08/01/27 ....... 305 323,622
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 598,102
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 158,483
Series 2017A , GO , 5.00% , 08/01/29 ..... 465 489,978
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 87,834
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 510,072
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 312,443
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 505,681
Series 2021A , RB , 5.00% , 10/01/27 ..... 545 580,203
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 114,568
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 267,055
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 176,256
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 364,844
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 217,113

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. USD 225 $ 225,211
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 237,932
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 121,224
14,541,529
Massachusetts — 2.0%
City of Boston
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 554,994
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 100,624
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 123,229
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 107,044
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 461,054
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 480,273
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 153,054
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 333,700
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 836,899
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 646,213
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 909,073
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 425,297
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 757,691
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 112,053
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 155 159,918
Series 2019A , RB , 5.00% , 06/15/27 ..... 540 557,134
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 589,274
Series 2024A , RB , 5.00% , 07/01/27 ..... 250 265,439
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 163,680
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 135 138,611
Series 23B , RB , 5.00% , 02/01/27 ....... 720 756,628
Series 2006 , RB , 5.25% , 08/01/27 ...... 25 26,759
Massachusetts School Building Authority, Series
2015C, RB, 5.00%, 08/15/27 ......... 245 249,226
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 419,226
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 272,149
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 142,798
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 69,289
9,811,329
Michigan — 1.4%
Michigan Finance Authority, Series 2017MI, RB,
5.00%, 12/01/28 ................. 275 288,011
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/27 ...... 290 295,174
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 73,558
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 711,337
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 325,000
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,595 2,725,243
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 432,152
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 870,113
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 69,395
University of Michigan
Series 2020A , RB , 5.00% , 04/01/27 ..... 350 368,931
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2017A , RB , 5.00% , 04/01/29 ..... USD 240 $ 252,181
Wayne County Airport Authority, Series G, RB,
5.00%, 12/01/27 ................. 200 203,243
6,614,338
Minnesota — 2.3%
City of Minneapolis, Series 2022, GO,
5.00%, 12/01/27 ................. 170 181,389
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 502,350
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 213,647
Series 2018A , GO , 5.00% , 12/01/29 ..... 120 128,120
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 199,772
Series 2019A , GO , 4.00% , 03/01/27 ..... 300 304,316
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 136,653
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 210,236
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 218,985
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 435 454,401
Series 2016C , RB , 5.00% , 01/01/28 ..... 100 104,352
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 651,554
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,067,418
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 336,378
Series 2015D , GO , 5.00% , 08/01/27 ..... 595 603,327
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 274,433
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 620,841
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 180,415
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 684,518
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 106,127
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,382,177
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 452,698
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 106,517
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 490,114
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 106,547
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 223,748
University of Minnesota
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 212,482
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 443,201
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 196,383
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 227,263
11,020,362
Mississippi — 0.6%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 175,213
Series 2015C , GO , 5.00% , 10/01/27 ..... 90 91,572
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 186,168
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 161,607
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 694,516
Series 2017A , GO , 5.00% , 10/01/32 ..... 445 473,844
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,064,818
2,847,738
Missouri — 0.6%
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 125 131,774
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 374,239
Series 2017A , RB , 5.00% , 05/01/28 ..... 355 373,566

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/27 ................. USD 75 $ 78,147
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 355,433
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,119,690
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 349,155
2,782,004
Montana — 0.1%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 248,742
Nebraska — 0.8%
City of Lincoln, Series 2020A, RB,
5.00%, 09/01/27 ................. 470 498,081
City of Lincoln Electric System, Series 2016, RB,
5.00%, 09/01/27 ................. 345 362,448
City of Omaha
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 157,978
Series B , GO , 5.00% , 04/15/27 ........ 200 210,637
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 148,110
Series 2021A , RB , 5.00% , 01/01/27 ..... 75 78,469
Series B , RB , 5.00% , 01/01/27 ......... 100 104,625
Series C , RB , 5.00% , 01/01/27 ......... 145 148,110
Series B , RB , 5.00% , 01/01/28 ......... 70 73,257
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,265 1,294,331
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 173,994
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 135 140,780
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 250 264,398
3,655,218
Nevada — 2.4%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/27 ..... 495 504,041
Series 2015D , GO , 5.00% , 06/15/27 ..... 235 239,553
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 626,213
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 226,718
Series 2018A , GO , 5.00% , 06/15/27 ..... 125 131,813
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 216,439
Series 2023A , GO , 5.00% , 06/15/27 ..... 140 147,630
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 140 147,835
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 505,996
Series 2015C , RB , 5.00% , 07/01/27 ..... 350 369,380
Series 2016 , RB , 5.00% , 07/01/27 ...... 370 391,497
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 295,898
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 480,834
Series 2019E , RB , 5.00% , 07/01/27 ..... 845 891,788
Series 2020C , RB , 5.00% , 07/01/27 ..... 250 264,194
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 675,663
Series 2019 , GO , 5.00% , 11/01/27 ...... 850 905,632
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 149,393
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,055,370
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 36,545
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 224,488
Security
Par (000)
Par (000) Value
Nevada (continued)
Las Vegas Valley Water District
Series 2018A , GO , 5.00% , 06/01/27 ..... USD 120 $ 121,297
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 147,763
Series A , GO , 5.00% , 06/01/27 ........ 355 358,590
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 89,063
State of Nevada
Series 2015D , GO , 5.00% , 04/01/27 ..... 545 549,227
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 300,492
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 222,885
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 725 747,887
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 106,740
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 168,376
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 126,438
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 53,185
Series 2019B , GO , 5.00% , 10/01/27 ..... 150 159,554
11,638,417
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 57,746
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 233,997
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 111,438
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 461,672
Series 2023B , RB , 5.00% , 08/15/27 ..... 170 180,423
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 90 95,798
State of New Hampshire
Series 2014A , GO , 5.00% , 03/01/27 ..... 35 35,228
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 123,017
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 272,778
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 229,989
1,802,086
New Jersey — 2.6%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 124,156
New Jersey Economic Development Authority
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 607,086
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 722,223
Series XX , RB , 5.25% , 06/15/27 ........ 225 227,447
Series A , RB , 4.00% , 11/01/27 ......... 935 959,302
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 173,933
Series A , RB , 5.00% , 11/01/27 ......... 1,210 1,275,512
Series B , RB , 5.00% , 11/01/27 ......... 145 152,851
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 568,909
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 302,375
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 350 359,480
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,135,792
Series 2022AA , RB , 5.00% , 06/15/27 .... 210 219,861
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 47,158
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 104,608
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 418,432
Series 2005A , RB , 5.25% , 01/01/27 ( AGM ) 725 762,975
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 219,120
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 353,926
State of New Jersey
GO , 5.00% , 06/01/27 ............... 175 178,070
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,167,672

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
GO , 5.00% , 06/01/28 ............... USD 285 $ 300,138
12,381,026
New Mexico — 0.9%
New Mexico Finance Authority
Series 2017A , RB , 5.00% , 06/01/27 ..... 60 63,296
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 332,306
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 242,636
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 369,229
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 322,019
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,055,801
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 246,882
Series A , GO , 5.00% , 03/01/27 ........ 355 372,949
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 470 497,307
Series 2020A , RB , 5.00% , 07/01/27 ..... 410 433,821
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 328,011
4,264,257
New York — 9.9%
City of New York
Series 2024D , GO , 5.00% , 04/01/27 ..... 400 420,437
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 157,664
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 132,305
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 195,812
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 672,111
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,174,872
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 222,273
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 592,728
Series C , GO , 5.00% , 08/01/27 ........ 675 703,278
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 211,689
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 269,903
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,285 1,360,100
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 608,605
Series 2017A , GO , 5.00% , 08/01/27 ..... 90 93,207
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 349,286
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 159,045
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 468,186
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 521,248
Series C , GO , 5.00% , 08/01/28 ........ 770 803,473
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 315,465
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 (AGM) ............ 400 424,443
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 105,149
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,147,101
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 247,338
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 749,071
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 374,535
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 469,391
Series 2017A , RB , 5.00% , 02/15/29 ..... 220 229,958
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 330,042
Series 2023F , RB , 5.00% , 09/01/27 ..... 250 266,163
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(a)
... 475 428,084
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 314,331
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 280 296,754
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 105,983
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,589,752
Series A-1 , RB , 5.00% , 11/15/27 ....... 70 71,528
Security
Par (000)
Par (000) Value
New York (continued)
Series A-2 , RB , 5.00% , 11/15/27 ....... USD 50 $ 51,530
Series C-1 , RB , 5.00% , 11/15/27 ....... 330 335,267
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 106,652
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 103,990
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 320,494
New York City Municipal Water Finance Authority
Series 2015FF , RB , 5.00% , 06/15/27 .... 80 80,892
Series 2015GG , RB , 5.00% , 06/15/27 .... 125 126,393
Series 2015HH , RB , 5.00% , 06/15/27 .... 165 166,951
Series 2020AA , RB , 5.00% , 06/15/27 .... 830 879,991
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 840 858,048
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 835 852,940
New York City Transitional Finance Authority
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,863
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 68,453
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 131,640
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 460,554
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 158,968
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 400 423,916
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 275,545
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 300 316,961
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 365 385,199
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 288,081
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 202,396
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,846
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 285,830
Series 2015C , RB , 5.00% , 11/01/27 ..... 735 741,761
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,431,430
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 729,018
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 130 138,354
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,064,260
Series C , RB , 5.00% , 11/01/27 ......... 335 352,314
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 199,413
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 419,552
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 240 252,861
Series C , RB , 5.00% , 11/01/29 ......... 395 412,483
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 (AGM) ............ 505 539,776
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 145,643
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 353,704
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 463,329
Series 2015B , RB , 5.00% , 03/15/27 ..... 400 407,096
Series 2016A , RB , 5.00% , 03/15/27 ..... 90 93,828
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 290,133
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 759,621
Series 2018E , RB , 5.00% , 03/15/27 ..... 515 543,340
Series 2018A , RB , 5.00% , 03/15/27 ..... 340 358,710
Series 2015A , RB , 5.00% , 07/01/27 ..... 215 217,607
Series 20171 , RB , 5.00% , 07/01/27 ..... 375 397,251
Series 2017A , RB , 5.00% , 07/01/27 ..... 185 195,993
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 103,944
Series B , RB , 5.00% , 10/01/27 ......... 180 185,866

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-2 , RB , 5.00% , 02/15/28 .... USD 125 $ 133,137
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 232,106
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 626,547
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 555,546
Series 2017A , RB , 5.00% , 03/15/30 ..... 395 410,358
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 154,725
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 111,214
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 391,899
Series 2022A , RB , 5.00% , 06/15/27 ..... 75 79,439
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 160,060
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 952,009
New York State Thruway Authority
Series K , RB , 5.00% , 01/01/27 ......... 615 616,508
Series L , RB , 5.00% , 01/01/27 ......... 155 162,550
Series P , RB , 5.00% , 01/01/27 ......... 500 524,356
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 420,201
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/27 ....... 380 383,364
Series 194 , RB , 5.00% , 10/15/27 ....... 325 330,454
Series 230 , RB , 4.00% , 12/01/27 ....... 90 93,530
Series 243 , RB , 5.00% , 12/01/27 ....... 690 737,985
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 249,400
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 105,389
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 427,205
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 250 254,510
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,882,798
Series 2012B , RB , 0.00% , 11/15/27
(a)
.... 405 366,200
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 1,014,050
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 370 393,471
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 195 207,370
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 112,079
Series B , RB , 5.00% , 11/15/27 ......... 330 345,481
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 140 141,612
Series 2016A , RB , 5.00% , 06/15/27 ..... 390 394,490
47,333,040
North Carolina — 2.5%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 571,145
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 158,652
Series 2020 , RB , 5.00%
,
12/01/27 ...... 250 267,284
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/27 ...... 795 805,500
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 79,470
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 932,449
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 185,430
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 152,699
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 128,260
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 142,168
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 190 199,812
Series 2017B , GO , 5.00% , 05/01/27 ..... 265 279,712
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 105,349
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 104,995
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 240 252,339
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2019 , GO , 5.00% , 03/01/27 ...... USD 100 $ 105,141
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 342,333
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 357,612
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 162,881
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 211,381
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 215 225,854
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 194,956
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 794,926
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 132,726
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 156,291
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 146,899
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 205 209,369
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,530 1,539,047
Series 2019 , RB , 5.00% , 03/01/27 ...... 430 451,189
Series 2017B , RB , 5.00% , 05/01/27 ..... 630 664,976
Series 2020B , RB , 5.00% , 05/01/27 ..... 320 337,766
Series 2016B , GO , 5.00% , 06/01/27 ..... 225 232,750
Series 2019B , GO , 5.00% , 06/01/27 ..... 260 275,285
Series 2017B , RB , 5.00% , 05/01/28 ..... 485 509,983
Series 2017B , RB , 5.00% , 05/01/30 ..... 270 282,537
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 125 132,937
11,832,103
Ohio — 2.6%
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 380 399,440
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 141,845
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 200,194
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 89,560
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 605,068
Series 2023A , GO , 5.00% , 08/15/27 ..... 620 658,606
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 120 125,822
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 355,779
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/27 ................. 405 430,980
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 533,913
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 150 160,239
Series 2020A , RB , 5.00% , 12/01/27 ..... 90 96,144
Series 2021A , RB , 5.00% , 12/01/27 ..... 470 502,083
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/27 ..... 190 199,303
Series 2017A , RB , 5.00% , 02/15/30 ..... 200 209,404
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 156,597
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 132,028
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 237,650
Series 2016 , RB , 5.00% , 12/01/27 ...... 70 73,050
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 380,903
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,515,710
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B , RB , 5.00% , 06/01/27 ..... 310 315,883
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 443,613
Series 2017A , RB , 5.00% , 12/01/27 ..... 545 575,194
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 224,154
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 337,824
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 289,053

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2021C , GO , 5.00% , 03/15/27 ..... USD 585 $ 615,417
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 142,417
Series U , GO , 5.00% , 05/01/27 ........ 495 522,195
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 465,393
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 477,284
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 180,635
Series 2017B , RB , 5.00% , 10/01/27 ..... 230 244,635
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 381,192
12,419,207
Oklahoma — 0.4%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 580 602,834
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 705 737,049
Series 2017E , RB , 5.00% , 01/01/27 ..... 125 130,683
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 188,183
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 210 220,998
Series 2023 , RB , 5.00% , 04/01/27 ...... 125 131,547
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 128,966
2,140,260
Oregon — 2.0%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 897,789
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 401,698
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 265 278,399
Series 2018A , RB , 5.00% , 05/01/27 ..... 630 649,036
Series 2015B , RB , 5.00% , 06/01/27 ..... 175 177,003
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 103,285
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 650,847
GO , 5.00% , 06/01/29 ............... 245 258,385
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 175 184,614
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 216,949
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(a)
....... 200 184,289
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/27 ( MO ) . 790 796,161
Series 2015D , RB , 5.00% , 04/01/27 ( MO ) . 210 211,638
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 258,372
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 418,433
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 390,531
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 527,745
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 818,005
Series F , GO , 5.00% , 05/01/27 ......... 205 211,347
Series C , GO , 5.00% , 06/01/27 ........ 215 227,339
Series 2015A , GO , 5.00% , 08/01/27 ..... 250 253,461
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 132,655
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 111,430
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 64,026
Series I , GO , 5.00% , 08/01/28 ......... 245 258,984
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 791,421
Series A , RB , 5.00% , 11/15/27 ......... 425 448,251
Security
Par (000)
Par (000) Value
Oregon (continued)
Series B , RB , 5.00% , 11/15/29 ......... USD 225 $ 236,970
10,159,063
Pennsylvania — 3.3%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 210 222,358
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 577,073
City of Philadelphia
Series 2015A , GO , 5.00% , 08/01/27 ..... 605 612,511
Series 2015B , GO , 5.00% , 08/01/27 ..... 210 212,607
Series 2017A , GO , 5.00% , 08/01/27 ..... 525 553,561
Series 2024C , RB , 5.00% , 09/01/27 ( AGC )
(b)
500 528,720
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,218,407
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 565,215
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 225,292
Series 1 , GO , 5.00% , 03/15/27 ........ 680 684,214
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 126,388
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,375,091
Series 2016 , GO , 5.00% , 09/15/27 ...... 680 704,932
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 212,506
Series 2017 , GO , 5.00% , 01/01/28 ...... 905 941,695
Series 2016 , GO , 5.00% , 01/15/28 ...... 605 630,050
County of Montgomery, Series 2021A, GO,
5.00%, 01/01/27 ................. 35 36,665
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 152,625
Delaware County Authority, Series 2015, RB,
5.00%, 08/01/27 ................. 225 228,028
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 357,530
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 300 319,306
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 272,071
Series B , RB , 4.00% , 09/01/27 ......... 310 316,541
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 79,596
Series A , RB , 5.00% , 09/01/27 ......... 120 121,883
Series B , RB , 5.00% , 09/01/27 ......... 170 172,667
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/27 ...... 1,420 1,447,838
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 329,703
Series B-2 , RB , 5.00% , 06/01/27 ....... 395 415,536
Series 2015B , RB , 5.00% , 12/01/27 ..... 105 107,090
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 202,194
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 292,650
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 312,600
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 117,060
Series B , RB , 5.00% , 12/01/27 ......... 840 873,750
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 (AGM) ..... 100 105,894
15,651,847
Rhode Island — 0.6%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 455 468,914
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/29 . 375 396,277
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 811,886
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 173,951
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 402,751

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Series 2017B , GO , 5.00% , 08/01/28 ..... USD 675 $ 712,472
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 63,262
3,029,513
South Carolina — 0.5%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 235,809
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 109,584
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 135 141,653
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 206,074
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 105,141
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 315,563
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 510 543,354
State of South Carolina
Series 2017A , GO , 5.00% , 04/01/27 ( SAW ) 400 421,365
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 440 465,710
2,544,253
Tennessee — 1.6%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 151,977
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 248,554
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 727,052
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 55 58,580
Series 2017 , RB , 5.00% , 12/01/28 ...... 145 154,184
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 100 103,088
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 180 188,609
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 231,786
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 175 184,193
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 273,804
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 199,814
Series 2019A , GO , 5.00% , 04/01/27 ..... 305 320,755
Series 2020B , GO , 5.00% , 04/01/27 ..... 345 362,821
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 325,120
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 150 157,928
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 527,386
County of Wilson, Series 2018, GO,
5.00%, 04/01/27 ................. 195 205,447
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 445 459,611
Series 2021A , RB , 5.00% , 05/15/27 ..... 150 158,075
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 190,143
Series 2024B , RB , 5.00% , 05/15/27 ..... 615 649,655
Series 2017 , GO , 4.00% , 07/01/27 ...... 370 381,499
Series 2018 , GO , 5.00% , 07/01/27 ...... 320 338,536
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 275,111
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 192,102
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. USD 700 $ 745,359
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 220 232,830
8,044,019
Texas — 11.6%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 315 333,975
Series 2021 , GO , 5.00% , 08/15/27 ...... 100 106,024
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 708,134
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 107,664
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 330,462
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 131,136
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 112,471
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 155,368
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 570,761
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 618,325
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 264,241
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 697,597
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 291,548
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 100 104,682
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 430 455,563
Series 2016J , RB , 5.00% , 08/15/27 ..... 140 145,456
Series 2019A , RB , 5.00% , 08/15/27 ..... 125 132,431
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 517,442
Series 2017 , GO , 5.00% , 09/01/27 ...... 75 79,530
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 450,671
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 115,994
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 319,032
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 122,296
City of Dallas, Series 2023A, GO,
5.00%, 02/15/27 ................. 1,000 1,047,222
City of Dallas Waterworks & Sewer System,
Series 2016A, RB, 5.00%, 10/01/27 ..... 205 212,619
City of Fort Worth, Series 2018, GO,
5.00%, 03/01/27 ................. 250 261,985
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 518,612
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/27 ......... 115 119,749
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 375 393,064
City of Houston Combined Utility System
Series 2017B , RB , 5.00% , 11/15/27 ..... 120 127,649
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(a)
215 194,758
City of San Antonio
GO , 5.00% , 02/01/27 ............... 200 209,722
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 104,861
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 132,488
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 264,975
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 157,550
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 100 104,596

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018 , RB , 5.00% , 02/01/27 ...... USD 145 $ 151,664
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/27 ( PSF ) .. 115 120,645
Series 2024A , GO , 5.00% , 02/15/27 ( PSF )
(b)
500 523,994
College Station Independent School District,
Series 2017, GO, 5.00%, 08/15/27 (PSF) .. 105 109,005
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 241,192
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 320 328,054
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,090,578
Series 2017 , GO , 5.00% , 02/15/30 ( PSF ) .. 145 151,351
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,830,454
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 185,702
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 216,368
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 375 384,468
County of Harris
Series 2018A , RB , 5.00% , 08/15/27 ..... 115 121,835
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 556,205
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 159,602
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 701,943
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 183,312
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 475 497,562
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 225,212
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 230,450
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 141,412
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 500 523,749
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,515,926
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 387,445
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 812,042
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 404,424
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 441,189
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 300 317,592
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 444,977
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 455 476,612
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 204,262
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 190,456
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/27 ( PSF ) .. 145 145,729
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 155 159,012
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 130 136,411
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 155 158,078
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,702
Harris County Flood Control District, Series
2015A, RB, 5.00%, 10/01/27 ......... 395 401,756
Katy Independent School District, Series D, GO,
5.00%, 02/15/27 (PSF) ............. 295 309,213
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 365 382,254
Klein Independent School District, Series 2018,
GO, 5.00%, 02/01/27 (PSF) .......... 400 418,571
Leander Independent School District, Series B,
GO, 0.00%, 08/15/27
(a)
............. 150 134,926
Security
Par (000)
Par (000) Value
Texas (continued)
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) USD 340 $ 342,154
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 248,303
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 758,114
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 933,063
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/28 ................. 160 167,419
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/27 ...... 100 105,040
Series 2024 , RB , 5.00% , 05/15/27 ( AGM ) . 520 546,860
Mesquite Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... 255 269,538
Metropolitan Transit Authority of Harris
County Sales & Use Tax, Series A, RB,
5.00%, 11/01/27 ................. 335 348,698
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 260 273,478
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 201,312
Series 2017 , RB , 5.00% , 06/01/27 ...... 160 168,536
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 395,006
North Texas Municipal Water District Water
System
Series 2015 , RB , 5.00% , 09/01/27 ...... 135 136,909
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 629,956
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 164,106
North Texas Tollway Authority
Series 2015B , RB , 5.00% , 01/01/27 ..... 470 471,144
Series 2019B , RB , 5.00% , 01/01/27 ..... 935 976,523
Series 2023A , RB , 5.00% , 01/01/27 ..... 500 522,527
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 94,055
Series A , RB , 5.00% , 01/01/27 ......... 445 454,027
Series B , RB , 5.00% , 01/01/27 ......... 475 483,468
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 490,505
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 313,115
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,185 1,257,766
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 216,922
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/27 ..... 525 531,880
Series 2009B , RB , 5.00% , 07/01/27 ..... 25 25,304
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 134,390
Series 2022A , RB , 5.00% , 07/01/27 ..... 345 364,845
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,205 1,263,603
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 246,204
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 179,217
Series 2023 , GO , 5.00% , 02/15/27 ...... 215 225,299
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 230 240,508
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 145 153,409
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,740 1,844,809
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 175 185,214
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 259,299
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 332,569

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 05/15/27 ..... USD 650 $ 685,863
Series 2020C , RB , 5.00% , 05/15/27 ..... 285 300,724
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 147,724
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 267,436
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 195 204,097
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 190,028
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 210,587
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 429,456
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 770,384
Series B , GO , 5.00% , 10/01/29 ........ 290 305,726
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 102,153
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 175 177,565
Series 2016E , RB , 4.00% , 05/15/27 ..... 490 497,403
Series 2021A , RB , 5.00% , 05/15/27 ..... 250 263,858
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 242,750
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 268,421
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 285,651
Series 2016-A , RB , 5.00% , 10/01/27 ..... 100 104,001
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 261,378
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 576,718
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 508,561
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 146,965
Series A , RB , 5.00% , 03/15/27 ......... 260 261,708
Series 2017A , RB , 5.00% , 03/15/30 ..... 350 364,918
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 199,108
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 388,916
Series 2017A , RB , 5.00% , 04/15/27 ..... 130 136,801
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 99,970
Series A , RB , 5.00% , 04/15/27 ......... 305 309,487
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 68,825
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 169,415
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 90,001
Series 2018A , RB , 5.00% , 10/15/27 ..... 150 159,522
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 90,396
Series A , RB , 5.00% , 10/15/27 ......... 190 192,867
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 475,490
Series 2018 , RB , 5.00% , 08/01/29 ...... 585 615,219
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 210 219,651
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 60 63,052
Series 2017A , RB , 5.00% , 04/15/30 ..... 605 631,528
55,436,404
Utah — 0.9%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 290 305,025
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 485,616
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 199,462
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 325 343,024
Security
Par (000)
Par (000) Value
Utah (continued)
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/30 ................. USD 210 $ 219,828
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 392,226
Series 2019 , GO , 5.00% , 07/01/27 ...... 275 291,455
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 535,218
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 348,610
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 179,587
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 284,018
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 225 238,303
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 262,441
4,084,813
Vermont — 0.2%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 106,270
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 79,703
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 532,717
718,690
Virginia — 3.0%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 201,319
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 143,274
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 284,118
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 180 184,310
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 195 204,885
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 285,966
Series 2017B , GO , 5.00% , 07/15/28 ..... 130 137,390
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 275,724
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 163,954
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 115 122,083
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 181,456
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 445 460,693
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 217,406
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 106,151
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 58,383
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 250 265,378
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 318,453
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 748,587
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 96,247
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 265 278,614
Hampton Roads Sanitation District
Series 2017A , RB , 5.00% , 10/01/28 ..... 205 217,826
Series 2017A , RB , 5.00% , 10/01/29 ..... 210 222,758
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 255 267,404
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 933,291
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,130 1,184,965
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 183,512
Series B , RB , 5.00% , 02/01/27 ......... 225 235,944
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 373,072

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. USD 245 $ 260,152
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 132,520
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 214,264
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 165 171,448
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 786,250
Series 2019 , RB , 5.00% , 05/15/27 ...... 375 395,764
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 202,403
Series 2017 , RB , 5.00% , 09/15/27 ...... 200 212,592
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 340,225
Series 2017A , RB , 5.00% , 05/15/30 ..... 350 371,412
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 135 139,458
Series B , RB , 5.00% , 08/01/27 ......... 705 730,221
Series 2017A , RB , 5.00% , 08/01/29 ..... 410 432,738
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 72,159
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 140 148,688
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 415 440,754
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 148,688
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 100 103,726
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 185 197,104
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 378,449
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 305,918
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 64,062
14,602,158
Washington — 4.7%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 585 608,792
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 559,517
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 145 149,063
Series 2016B , RB , 5.00% , 04/01/27 ..... 340 349,479
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 358,904
Series 2015A , GO , 5.00% , 06/01/27 ..... 170 171,857
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 238,072
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 894,094
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 201,761
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 178,233
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 416,883
City of Seattle Water System
Series 2015 , RB , 5.00% , 05/01/27 ...... 400 403,660
Series 2017 , RB , 5.00% , 08/01/27 ...... 155 162,392
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 200 209,044
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 805,426
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 109,916
Series 2015A , GO , 5.00% , 07/01/27 ..... 295 295,923
Series 2016A , RB , 5.00% , 07/01/27 ..... 55 56,195
Series 2016B , RB , 5.00% , 07/01/27 ..... 605 625,387
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 137,553
Series 2015E , GO , 5.00% , 12/01/27 ..... 305 311,274
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 128,088
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 261,031
Security
Par (000)
Par (000) Value
Washington (continued)
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/27 ..... USD 500 $ 505,830
Series 2016-A , RB , 5.00% , 07/01/27 ..... 180 186,006
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 867,208
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 534,073
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 222,090
Series 2017A , RB , 5.00% , 07/01/28 ..... 805 849,760
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 347,827
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 93,139
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 300 305,978
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 570 594,953
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/27 (GTD) ............. 520 538,207
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 159,881
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 201,907
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 306,445
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 209,015
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 428,776
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 160 170,368
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 220 234,188
State of Washington
Series 2015B , GO , 5.00% , 02/01/27 ..... 420 421,789
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 377,089
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 722,754
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 408,513
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(a)
.................... 120 110,869
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 110,757
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 232,062
Series R-2022C , GO , 4.00% , 07/01/27 ... 300 309,341
Series R-2015E , GO , 5.00% , 07/01/27 ... 395 396,129
Series R-2015C , GO , 5.00% , 07/01/27 ... 315 315,901
Series 2021D , GO , 5.00% , 07/01/27 ..... 745 787,213
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 190,199
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 269,449
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 910,317
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 67,269
Series R-2017A , GO , 5.00% , 08/01/27 ... 385 398,437
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 103,490
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 746,248
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 132,314
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 469,432
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 315,219
Series 2015B , RB , 5.00% , 06/01/27 ..... 130 131,351
Washington State University, Series 2015, RB,
5.00%, 04/01/27 ................. 125 125,839
22,440,176

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... USD 100 $ 105,585
Series 2019A , GO , 5.00% , 06/01/27 ..... 485 512,089
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 295,639
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 250,736
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 335 353,163
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 320,671
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 310,158
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 339,101
2,487,142
Wisconsin — 1.5%
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 156,080
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 350,029
Series 2015-1 , GO , 5.00% , 05/01/27 ..... 315 317,530
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 158,179
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 463,991
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 105,452
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 263,631
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 484,372
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 168,724
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 527,262
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 213,222
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 84,326
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 460 484,876
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 546,312
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 316,223
Series 2019B , GO , 4.00% , 05/01/28 ..... 145 149,011
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2017-1 , GO , 5.00% , 11/01/28 ..... USD 250 $ 263,097
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 484,372
Series 20171 , GO , 5.00% , 11/01/29 ..... 280 294,231
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 651,492
Series 20172 , RB , 5.00% , 07/01/27 ..... 215 227,757
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 250 263,948
Series 20172 , RB , 5.00% , 07/01/29 ..... 265 279,354
7,253,471
Total Long-Term Investments — 99 .0%
(Cost: $ 476,953,193 ) .............................. 474,884,620
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(c) (d)
......... 311,173 311,204
Total Short-Term Securities — 0 .1%
(Cost: $ 311,204 ) ................................. 311,204
Total Investments — 99 .1%
(Cost: $ 477,264,397 ) .............................. 475,195,824
Other Assets Less Liabilities — 0.9% .................... 4,315,205
Net Assets — 100.0% ...............................
$ 479,511,029
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 4,717,248 $ — $ (4,406,473)
(a)
$ 442 $ (13) $ 311,204 311,173 $ 47,052 $ —
— —
(a)
Represents net amount purchased (sold).

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF
60
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 474,884,620 $ — $ 474,884,620
Short-Term Securities
Money Market Funds ...................................... 311,204 — — 311,204
$ 311,204 $ 474,884,620 $ — $ 475,195,824

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 95,304
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 175 187,254
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 796,800
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 85,053
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,534
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 291,744
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 175 188,482
Series 2019C , RB , 5.00% , 07/01/28 ..... 745 802,396
2,492,567
Arizona — 1.6%
Arizona Board of Regents
Series 2021C , RB , 5.00% , 07/01/28 ..... 150 161,611
Series 2021 , RB , 5.00% , 08/01/28 ...... 125 134,641
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 124,123
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 130 139,513
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/28 ...... 120 123,997
Series 2017D , RB , 5.00% , 07/01/28 ..... 340 357,954
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 469,337
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 453,153
Series 2018A , RB , 5.00% , 07/01/29 ..... 215 231,328
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 200 215,177
Series 2020B , COP , 5.00% , 07/01/28 .... 260 279,730
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/28 110 118,683
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 100 105,666
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 783,430
Series 2017A , RB , 5.00% , 01/01/28 ..... 425 454,357
Series 2019A , RB , 5.00% , 01/01/28 ..... 200 213,815
Series 2017A , RB , 5.00% , 01/01/29 ..... 535 569,823
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 154,240
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 159,152
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 105,760
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 336,868
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 150 160,728
University of Arizona (The), Series 2016, RB,
5.00%, 06/01/28 ................. 150 154,905
6,007,991
California — 11.6%
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/28 ................. 240 260,042
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(a)
............. 60 53,816
Security
Par (000)
Par (000) Value
California (continued)
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 05/15/28 ...... USD 135 $ 146,501
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 227,045
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 285,521
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 92,172
Series 2023 , RB , 5.00% , 10/01/28 ...... 275 301,002
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 161,371
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 59,169
Series 2022A , RB , 5.00% , 08/01/28 ..... 500 540,321
Series 2022C , RB , 5.00% , 08/01/28 ..... 120 129,677
Series D , RB , 5.00% , 09/01/28 ......... 240 254,551
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,745
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 90,295
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 26,016
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 293,083
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 108,549
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 157,396
Series 2018C , RB , 5.00% , 11/01/31 ..... 75 80,255
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 650 672,473
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 47,649
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 109,524
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 109,524
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 108,571
Series 2018A , RB , 5.00% , 11/01/31 ..... 195 210,798
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 120,034
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 323,627
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 60,038
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 27,058
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 97,139
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 161,395
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 142,297
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 135,502
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 245 255,588
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
890 798,855
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 94,449
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 181,189
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 226,828
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 226,828
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 58,434
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 398,412
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(a)
.... 1,000 895,602
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 130,255
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 103,777
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 159,461
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/28 .............. 175 182,449
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,773

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.00% , 08/01/28 ...... USD 700 $ 764,664
Series J , GO , 5.00% , 08/01/28 ......... 65 69,245
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 352,576
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 238,771
Series 2020A , RB , 5.00% , 06/01/28 ..... 980 1,066,194
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 114,344
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 148,999
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 114,542
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 250,901
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 60 63,033
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 37,164
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 81,598
Series 2020A , RB , 5.00% , 07/01/28 ..... 390 424,310
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 27,199
Series 2018A , RB , 5.00% , 07/01/29 ..... 105 112,611
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 107,968
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/28 ..... 135 138,499
Series 2016B , RB , 5.00% , 07/01/28 ..... 45 46,166
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 241,675
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 195,967
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 315,725
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 69,357
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 129,251
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 104,812
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 523,582
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 240 257,359
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 139,403
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 97,918
Series 2021A , GO , 5.00% , 07/01/28 ..... 615 669,105
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 310,073
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 272,922
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 442,575
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 191,333
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/28 ..... 265 288,605
Series 2018B , RB , 5.00% , 09/01/28 ..... 605 661,117
Series 2018B , RB , 5.00% , 01/01/31 ..... 115 124,095
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(a)
.. 140 125,477
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 675 605,202
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 69,442
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(a)
.................... 315 280,970
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 618,160
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 37,778
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28 (AGM)
(a)
495 443,164
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(a)
............. 120 107,432
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 27,285
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 435 453,430
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/28 ................. USD 230 $ 249,120
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 135 145,711
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 53,318
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 76,509
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 196,040
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/28 ..... 335 366,296
Series 2018A , RB , 5.00% , 10/01/31 ..... 135 144,574
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28 (AGM)
(a)
.. 50 44,663
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(a)
....... 810 725,705
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 60 61,264
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 172,058
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(a)
............. 80 71,252
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(a)
.................... 140 125,245
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 103,771
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(a)
.. 75 67,222
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 129,976
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 135,855
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(a)
.... 1,500 1,340,427
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 204,557
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 200 217,448
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 510 554,867
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 128,576
Series 2020 , GO , 4.00% , 03/01/28 ...... 210 218,368
GO , 5.00% , 04/01/28 ............... 1,580 1,698,215
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 263,331
GO , 5.00% , 08/01/28 ............... 1,940 2,064,261
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 559,595
GO , 4.00% , 09/01/28 ............... 150 153,111
GO , 5.00% , 09/01/28 ............... 1,040 1,086,213
Series 2016 , GO , 5.00% , 09/01/28 ...... 120 124,552
GO , 5.00% , 10/01/28 ............... 2,525 2,738,738
GO , 5.00% , 11/01/28 ............... 1,790 1,944,447
GO , 5.00% , 08/01/29 ............... 685 740,515
GO , 5.00% , 08/01/30 ............... 605 650,262
Series 2018 , GO , 5.00% , 10/01/30 ...... 310 333,981
GO , 5.00% , 11/01/31 ............... 100 107,280
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 51,793
Series AW , RB , 5.00% , 12/01/28 ....... 125 130,860
Series AX , RB , 5.00% , 12/01/28 ........ 230 247,178
Series AZ , RB , 5.00% , 12/01/28 ........ 115 126,388
Series BA , RB , 5.00% , 12/01/28 ........ 185 203,319

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series AZ , RB , 5.00% , 12/01/29 ........ USD 130 $ 142,395
Series AZ , RB , 5.00% , 12/01/30 ........ 170 185,282
Series AZ , RB , 5.00% , 12/01/31 ........ 70 76,075
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 325,108
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 162,832
Series 2023BN , RB , 5.00% , 05/15/28 .... 955 1,036,696
Series 2024BS , RB , 5.00% , 05/15/28 .... 500 542,773
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 112,879
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 203,552
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/28 (AGM)
(a)
.... 225 201,134
43,098,641
Colorado — 1.4%
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 110 117,774
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 240 255,567
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 28,695
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 438,373
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 503,317
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 270,601
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 100 108,202
Series 2023A , RB , 5.00% , 11/15/28 ..... 50 53,962
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 62,190
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 173,780
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 445,311
City of Westminster, Series 2024, RB,
5.00%, 12/01/28 ................. 250 271,700
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/28 ......... 250 267,885
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 420 438,752
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 218,926
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/28 (NPFGC)
(a)
....... 680 597,008
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 375 407,021
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 258,284
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 130 139,111
5,056,459
Connecticut — 2.2%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 51,181
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/28 ..... 125 129,509
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 145,050
Series 2018B , GO , 5.00% , 04/15/28 ..... 560 599,891
Series 2019A , GO , 5.00% , 04/15/28 ..... 595 637,384
Series 2018C , GO , 5.00% , 06/15/28 ..... 290 311,549
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 220,713
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 188,805
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 242,750
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 427,365
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2024H , GO , 5.00% , 11/15/28 ..... USD 300 $ 324,581
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 348,430
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 106,337
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 219,208
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 158,202
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 565 602,164
Series 2021A , RB , 5.00% , 05/01/28 ..... 230 246,578
Series 2022A , RB , 5.00% , 07/01/28 ..... 560 602,069
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 392,420
Series A , RB , 5.00% , 09/01/28 ......... 640 661,300
Series B , RB , 5.00% , 09/01/28 ......... 240 247,987
Series 2021D , RB , 5.00% , 11/01/28 ..... 330 356,809
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 398,811
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 262,811
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/30 ..... 165 175,473
Series 2019A , RB , 5.00% , 11/01/30 ..... 150 160,566
8,217,943
Delaware — 0.8%
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 233,060
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 460 496,240
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 210,363
Series 2020 , RB , 5.00% , 09/01/28 ...... 135 145,305
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 310 332,250
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 284,020
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 91,248
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 461,606
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,319
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 146,077
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 187,003
Series 2018A , GO , 5.00% , 02/01/31 ..... 150 159,765
Series 2018A , GO , 5.00% , 02/01/32 ..... 150 159,225
2,920,481
District of Columbia — 1.9%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 294,415
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 227,010
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 469,566
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 280,066
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 161,576
Series D , GO , 5.00% , 06/01/28 ........ 160 166,802
Series 2019A , GO , 5.00% , 10/15/28 ..... 605 656,039
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,005 1,088,596
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 402,096
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 214,451
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 102,179
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 704,347
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 390,100
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 195,189
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 271,096
Series B , RB , 5.00% , 10/01/28 ......... 40 42,039
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 209,107
Series 2018B , RB , 5.00% , 10/01/30 ..... 135 144,168
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 136,816

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2020A , RB , 5.00% , 07/15/28 ..... USD 170 $ 183,209
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 587,346
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 199,374
7,125,587
Florida — 3.5%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/28 ......... 525 541,669
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/28 ................. 240 259,067
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/28 ...... 175 187,592
Series 2015D , GO , 5.00% , 07/01/28 ..... 190 196,305
Series 2019 , RB , 5.00% , 07/01/28 ...... 75 80,616
Series A , RB , 5.00% , 10/01/28 ......... 565 583,398
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 500 526,999
Series 2019 , RB , 5.00% , 10/01/30 ...... 100 106,824
Florida Department of Environmental Protection
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,065 1,145,128
Series 2018A , RB , 5.00% , 07/01/28 ..... 140 150,533
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 178,360
Hillsborough County School Board, Series
2016A, COP, 5.00%, 07/01/28 ........ 335 344,259
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 539,722
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/28 ............. 110 117,998
Orlando Utilities Commission, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 540,493
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/28 .... 715 769,888
Series 2022B , COP , 5.00% , 08/01/28 .... 150 161,515
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28
(b)
................ 500 538,990
School District of Broward County, Series 2019,
GO, 5.00%, 07/01/30 .............. 60 63,802
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 154,592
Series 2017B , GO , 5.00% , 06/01/28 ..... 160 168,964
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 107,867
Series 2019C , GO , 5.00% , 06/01/28 ..... 295 318,208
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 275,061
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 205,190
Series 2020A , GO , 5.00% , 07/01/28 ..... 120 129,594
Series 2022A , GO , 5.00% , 07/01/28 ..... 570 615,570
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 107,421
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 235,228
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 80,043
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 540 580,824
Series 2020 , RB , 5.00% , 07/01/28 ...... 295 317,515
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 106,367
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 350,320
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/28 ..... 130 139,969
Series 2019A , RB , 5.00% , 07/01/28 ..... 160 172,269
Series 2020A , RB , 5.00% , 07/01/28 ..... 425 457,591
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 107,668
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 935 1,011,111
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019A , RB , 5.00% , 07/01/28 ..... USD 250 $ 270,351
12,944,881
Georgia — 1.8%
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/28 ..... 200 215,040
Series 2017A , RB , 5.00% , 11/01/28 ..... 100 106,178
Series 2018C , RB , 5.00% , 11/01/28 ..... 150 159,267
Series 2004 , RB , 5.75% , 11/01/28 ( AGM ) . 140 155,598
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/28 ......... 80 86,016
Forsyth County School District, Series 2018, GO,
5.00%, 02/01/30 ................. 265 282,873
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 605 652,686
Series 2022 , RB , 5.00% , 07/01/28 ...... 320 345,223
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 285,348
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 205,634
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 91,792
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 161,986
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 394,167
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/28 ......... 55 58,329
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 181,921
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 493,213
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 308,165
Series 2016F , GO , 5.00% , 07/01/28 ..... 95 99,499
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 405,418
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 486,502
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 351,902
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 365,586
Series 2018A , GO , 5.00% , 07/01/29 ..... 120 129,494
Series 2018A , GO , 5.00% , 07/01/30 ..... 275 295,242
Series 2018A , GO , 5.00% , 07/01/31 ..... 205 219,193
6,536,272
Hawaii — 1.6%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 330 343,437
Series 2019B , RB , 5.00% , 07/01/28 ..... 535 576,260
Series 2022A , RB , 5.00% , 07/01/28 ..... 105 113,098
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 374,991
Series 2022C , GO , 5.00% , 07/01/28 ..... 205 220,959
Series 2019C , GO , 4.00% , 08/01/28 ..... 430 448,627
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 410,788
Series D , GO , 5.00% , 09/01/28 ........ 30 31,765
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 981,206
Series 2019A , GO , 5.00% , 09/01/30 ..... 240 257,100
County of Hawaii, Series A, GO,
5.00%, 09/01/28 ................. 405 415,594
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 59,456
State of Hawaii
Series FG , GO , 5.00% , 10/01/28 ....... 250 259,906
Series FH , GO , 5.00% , 10/01/28 ....... 175 181,935
Series 2018FT , GO , 5.00% , 01/01/29 .... 265 282,497
Series 2018FT , GO , 5.00% , 01/01/31 .... 470 496,148
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 300,359

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. USD 250 $ 258,053
6,012,179
Idaho — 0.2%
Idaho Housing & Finance Association, Series
2023A, RB, 5.00%, 08/15/28 ......... 200 215,854
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 538,411
754,265
Illinois — 4.0%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 244,641
Chicago O'Hare International Airport
Series C , RB , 5.00% , 01/01/28 ......... 730 744,553
Series E , RB , 5.25% , 01/01/28 ......... 240 250,974
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 147,817
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 500 522,646
City of Springfield, Series 2024, RB,
5.00%, 03/01/28 (BAM)
(b)
............ 500 530,740
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/28 ...... 920 939,451
Series 2016 , RB , 5.00% , 07/01/28 ...... 80 81,701
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 727,470
Series 2015 , RB , 5.00% , 12/01/28 ...... 105 113,405
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 861,252
Series 2018A , RB , 5.00% , 01/01/28 ..... 420 447,260
Series 2019B , RB , 5.00% , 01/01/28 ..... 240 255,577
Series 2019C , RB , 5.00% , 01/01/28 ..... 995 1,059,580
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 170 176,658
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 477,802
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,085 1,146,459
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 274,727
Series 2022B , GO , 5.00% , 03/01/28 ..... 425 449,074
Series 2024B , GO , 5.00% , 05/01/28 ..... 60 63,552
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 424,660
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,231,902
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 703,591
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 719,952
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 326,543
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 225,948
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 650 694,522
14,842,457
Indiana — 1.7%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 740 766,207
Series 2018A , RB , 5.00% , 10/01/28 ..... 240 258,144
Series 2018A , RB , 5.00% , 10/01/30 ..... 570 608,030
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 369,714
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 695,724
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 616,189
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 133,954
Series B , RB , 5.00% , 02/01/28 ......... 480 492,037
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,105 1,172,615
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2016A , RB , 5.00% , 10/01/28 ..... USD 105 $ 108,877
Series 2017C , RB , 5.00% , 02/01/29 ..... 335 356,067
Indiana University, Series Z-1, RB,
5.00%, 08/01/28 ................. 110 118,769
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 130 134,584
Series EE , RB , 5.00% , 07/01/28 ........ 335 361,052
6,191,963
Iowa — 0.6%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 715 768,861
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 155,923
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 105,947
Series 2020A , RB , 5.00% , 08/01/28 ..... 400 432,125
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 237,669
Series 2019A , RB , 5.00% , 08/01/30 ..... 125 134,067
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 133,719
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 149,559
2,117,870
Kansas — 0.3%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 235 253,479
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 51,312
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 205 216,466
Series 2018A , RB , 5.00% , 09/01/28 ..... 235 248,144
Series 2024A , RB , 5.00% , 09/01/28 ..... 250 270,510
1,039,911
Kentucky — 0.0%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 10/01/28 ........ 40 43,115
Louisiana — 1.0%
State of Louisiana
Series 2021A , GO , 5.00% , 03/01/28 ..... 295 316,336
Series 2016B , GO , 5.00% , 08/01/28 ..... 130 134,628
Series 2016A , GO , 5.00% , 09/01/28 ..... 540 560,094
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,195 1,290,822
Series 2017-B , GO , 5.00% , 10/01/28 .... 425 448,193
Series 2024C , GO , 5.00% , 12/01/28 ..... 500 542,637
Series 2019A , RB , 5.00% , 09/01/29 ..... 495 530,980
3,823,690
Maine — 0.7%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 204,430
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/28 ......... 150 161,558
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 103,669
Series 2018A , RB , 5.00% , 11/01/28 ..... 210 227,648
Series C , RB , 5.00% , 11/01/28 ......... 75 79,613
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/28 ................. 205 220,779
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 150 161,523
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 942,219
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 328,431

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2021B , GO , 5.00% , 06/01/28 ..... USD 170 $ 183,060
2,612,930
Maryland — 3.7%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/28 ................. 110 119,164
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 69,921
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 201,347
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 189,992
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 217,134
County of Baltimore
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 75,181
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 155,732
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 808,959
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 135,295
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 162,851
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 220 230,487
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 262,910
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 59,021
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 324,940
Series 2019A , GO , 5.00% , 08/15/29 ..... 195 210,668
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 617,037
Series 2020B , GO , 4.00% , 11/01/28 ..... 150 157,271
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 244,648
Series 2018A , GO , 5.00% , 11/01/28 ..... 305 331,635
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 140,976
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 108,148
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 320,012
Series 2020A , GO , 5.00% , 07/15/30 ..... 155 166,269
Series 2018A , GO , 5.00% , 07/15/31 ..... 380 406,111
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 107,035
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/28 ......... 135 145,494
State of Maryland
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 268,255
Series 2017 , GO , 5.00% , 03/15/28 ...... 110 115,423
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 42,952
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,186,550
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 264,906
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 235 254,094
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,135,312
Series 2A , GO , 5.00% , 08/01/28 ....... 125 135,156
Series 2018A , GO , 5.00% , 03/15/29 ..... 340 364,561
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 296,890
Series 2018 , GO , 5.00% , 08/01/30 ...... 345 370,315
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 160 169,203
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 207,836
Series 2019 , RB , 5.00% , 10/01/28 ...... 140 148,272
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 97,633
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 271,203
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 854,123
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 97,477
Washington Suburban Sanitary Commission
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 562,994
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 302,138
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 221,208
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 125,229
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. USD 295 $ 315,906
13,775,874
Massachusetts — 2.2%
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/28 ..... 255 273,431
Series 2020A , GO , 5.00% , 03/01/28 ..... 215 230,905
Series 2019C , GO , 5.00% , 05/01/28 ..... 540 581,784
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 491,707
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 345,816
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 108,067
Series B , GO , 5.25% , 08/01/28 ........ 440 480,122
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 157,177
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 119,237
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 320,749
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 277,258
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 102,531
Series 2018B , GO , 5.00% , 01/01/30 ..... 440 468,800
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 47,520
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 113,815
Series 2024A , RB , 5.00% , 07/01/28 ..... 300 325,186
Series 2006A , RB , 5.25% , 07/01/28 ..... 1,310 1,431,362
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 165,200
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 215 194,951
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 175,983
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 109,227
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 166,077
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 176,302
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 135 147,714
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 172,158
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,085,698
8,268,777
Michigan — 1.4%
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 170 182,355
Great Lakes Water Authority Water Supply
System, Series C, RB, 5.00%, 07/01/28 ... 35 36,225
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 571,972
Series 2018B , RB , 5.00% , 10/01/28 ..... 130 140,724
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 567,225
Series 2018B , RB , 5.00% , 10/01/31 ..... 125 134,518
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 250 267,826
Series 2020I , RB , 5.00% , 04/15/28 ...... 460 492,800
Series 2016I , RB , 5.00% , 10/15/28 ...... 100 104,036
Series 2020I , RB , 5.00% , 10/15/28 ...... 210 226,906
Michigan State University, Series 2019B, RB,
5.00%, 02/15/28 ................. 470 502,808
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,240 1,347,134
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 152,096
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 200,984

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... USD 180 $ 184,948
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 75,250
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 127,798
5,315,605
Minnesota — 1.6%
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 381,205
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 120,106
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 108,886
Series 2020B , GO , 5.00% , 12/01/28 ..... 295 321,215
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 108,886
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 328,271
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,995
Series 2018C , GO , 5.00% , 03/01/28 ..... 260 272,888
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 413,086
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 108,765
Series 2021C , GO , 5.00% , 12/01/28 ..... 570 619,961
Minneapolis-St Paul Metropolitan Airports
Commission, Series A, RB, 5.00%, 01/01/28 150 156,528
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 160 164,129
State of Minnesota
Series 2018B , GO , 5.00% , 08/01/28 ..... 55 59,526
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 449,149
Series 2020A , GO , 5.00% , 08/01/28 ..... 240 259,749
Series 2022D , GO , 5.00% , 08/01/28 ..... 190 205,634
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 325,181
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 579,906
Series 2017A , GO , 5.00% , 10/01/28 ..... 175 186,456
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 138,510
Series 2018A , GO , 5.00% , 08/01/29 ..... 670 722,161
6,096,193
Mississippi — 0.4%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,130 1,198,173
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 468,183
1,666,356
Missouri — 0.8%
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 86,680
City of Kansas City Sanitary Sewer System,
Series 2018A, RB, 5.00%, 01/01/29 ..... 195 207,375
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 220,406
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... 445 472,451
Series 2024 , RB , 5.00% , 01/01/28 ...... 250 265,188
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,490 1,552,158
2,804,258
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 118,635
Nebraska — 0.9%
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 159,815
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series C , RB , 5.00% , 01/01/28 ......... USD 210 $ 214,286
Series 2023A , RB , 5.00% , 07/01/28 ..... 475 506,458
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 205 212,671
Series 2016A , RB , 5.00% , 02/01/28 ..... 510 521,636
Series 2018A , RB , 5.00% , 02/01/28 ..... 740 792,670
Series 2022B , RB , 5.00% , 02/01/28 ..... 155 166,032
Series 2018A , RB , 5.00% , 02/01/29 ..... 235 251,385
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 145 154,035
University of Nebraska Facilities Corp. (The)
Series 2018 , RB , 5.00% , 07/15/28 ...... 200 215,481
Series 2018 , RB , 5.00% , 07/15/29 ...... 100 106,955
Series 2018 , RB , 5.00% , 07/15/30 ...... 150 159,956
3,461,380
Nevada — 2.4%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 150 157,503
Series 2017C , GO , 5.00% , 06/15/28 ..... 145 153,559
Series 2019B , GO , 5.00% , 06/15/28 ( AGM ) 220 236,389
Series 2020A , GO , 5.00% , 06/15/28 ( AGM ) 500 537,248
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 145 155,802
Series 2022A , GO , 5.00% , 06/15/28 ..... 125 134,089
County of Clark
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 242,318
Series 2016B , RB , 5.00% , 07/01/28 ..... 670 720,702
Series 2016B , GO , 5.00% , 11/01/28 ..... 500 518,853
Series 2018B , GO , 5.00% , 12/01/28 ..... 450 488,956
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 124,955
Series 2018A , GO , 5.00% , 06/01/29 ..... 245 262,374
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 289,929
Series 2018 , GO , 5.00% , 12/01/31 ...... 175 187,452
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 380 408,301
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,590 1,708,419
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 220 234,119
Las Vegas Valley Water District, Series 2021C,
GO, 5.00%, 06/01/28 .............. 340 365,809
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 205 221,016
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 64,342
Series 2019A , GO , 5.00% , 05/01/28 ..... 410 440,335
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 252,387
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 107,583
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 175,447
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 193,155
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 214,415
Series 2018 , RB , 5.00% , 12/01/30 ...... 185 197,331
8,792,788
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank, Series
2020B, RB, 5.00%, 08/15/28 ......... 615 664,670
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/28 ..... 265 288,752
Series 2018A , GO , 5.00% , 12/01/31 ..... 100 107,988
1,061,410

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 2.4%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. USD 100 $ 105,972
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 402,565
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 490 521,001
Series 2017DDD , RB , 5.00% , 06/15/28 ... 330 343,762
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,060 1,128,295
Series 2022A , RB , 5.00% , 11/01/28 ..... 265 283,701
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 680 698,148
Series 2021A , RB , 5.00% , 06/15/28 ..... 855 910,389
Series 2023AA , RB , 5.00% , 06/15/28 .... 250 266,199
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 195 207,955
Series 2005A , RB , 5.25% , 01/01/28 ( AGM ) 185 199,090
Series 2017E , RB , 5.00% , 01/01/29 ..... 620 658,228
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 206,151
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 411,378
State of New Jersey
GO , 5.00% , 06/01/28 ............... 135 142,170
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,275 2,444,132
8,929,136
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018E , RB , 5.00% , 06/15/28 ..... 205 220,272
Series 2021A , RB , 5.00% , 06/15/28 ..... 765 821,989
Series 2018D , RB , 5.00% , 06/01/29 ..... 100 107,550
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 552,283
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 299,261
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 170 183,111
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,050 1,130,979
3,315,445
New York — 9.8%
City of New York
Series 2024D , GO , 5.00% , 04/01/28 ..... 350 374,886
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 106,863
Series C , GO , 5.00% , 08/01/28 ........ 820 855,647
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 120 129,277
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 655 705,638
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 330 355,512
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 730 786,436
Series D , GO , 5.00% , 08/01/28 ........ 210 215,109
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 185 199,302
Series 2018C , GO , 5.00% , 08/01/28 ..... 400 427,450
Series 2018A , GO , 5.00% , 08/01/28 ..... 325 342,233
Series 2019E , GO , 5.00% , 08/01/28 ..... 420 452,470
Series E , GO , 5.00% , 08/01/28 ........ 345 357,295
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 361,933
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 302,511
Series 2018C , GO , 5.00% , 08/01/29 ..... 310 330,831
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 234,783
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 145 154,743
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 297,395
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 105,836
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 264,589
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/28 ..... 385 396,423
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/28 ..... USD 200 $ 211,006
Series 2017C , RB , 5.00% , 03/15/28 ..... 105 112,049
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 112,753
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 247,136
Hudson Yards Infrastructure Corp., Series 2022-
A, RB, 5.00%, 02/15/28 ............ 120 129,169
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 184,470
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 147,476
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 220,067
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 435 468,136
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,055 1,120,094
Series 2020E , RB , 5.00% , 11/15/28 ..... 1,465 1,577,012
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 484,406
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 469,942
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 542,877
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 146,025
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 324,500
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 140,617
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 965 1,007,362
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 104,390
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 394,808
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 221,481
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/28
( SAW ) ....................... 80 86,463
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 110 118,886
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 229,049
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 560 596,593
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 212,564
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 228,507
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 385 409,187
Series 2019S-2A , RB , 5.00% , 07/15/32
( SAW ) ....................... 195 206,773
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 289,790
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 100 104,954
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 300 316,280
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 245 265,244
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 125 135,329
Series 2021A , RB , 5.00% , 11/01/28 ..... 835 903,995
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 495 535,901
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 185 200,286
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 162,394
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 135 146,155
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 55 59,545
Series B-1 , RB , 5.00% , 08/01/29 ....... 105 112,529
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 301,495
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 53,062

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... USD 805 $ 863,349
Series 2016A , RB , 5.00% , 03/15/28 ..... 65 67,528
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 349,823
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 515,602
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 178,264
Series 2019A , RB , 5.00% , 07/01/28 ..... 225 243,087
Series 2018A , RB , 5.00% , 03/15/29 ..... 570 617,258
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 269,598
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 180,214
Series 2018A , RB , 5.00% , 03/15/30 ..... 200 213,203
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 855,970
Series 2018A , RB , 5.00% , 03/15/31 ..... 575 612,343
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 223,550
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 746,520
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 302,793
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 185,641
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 321,121
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 54,065
Series 2018B , RB , 5.00% , 06/15/28 ..... 250 270,326
Series 2019B , RB , 5.00% , 06/15/28 ..... 345 373,050
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 91,911
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 135,443
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/28 ......... 130 138,931
Series P , RB , 5.00% , 01/01/28 ......... 250 267,174
Series Q , RB , 5.00% , 01/01/28 ........ 500 534,348
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 230,300
Series L , RB , 5.00% , 01/01/30 ......... 265 281,476
Series L , RB , 5.00% , 01/01/31 ......... 110 116,434
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 175 185,861
Series 230 , RB , 4.00% , 12/01/28 ....... 500 524,688
Series 211 , RB , 5.00% , 09/01/29 ....... 160 171,283
Series 209 , RB , 5.00% , 07/15/30 ....... 260 276,521
State of New York, Series 2023A, GO,
5.00%, 03/15/28 ................. 200 215,596
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 399,331
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 539,636
Series 2012B , RB , 0.00% , 11/15/28
(a)
.... 210 183,118
Series 2016A , RB , 5.00% , 11/15/28 ..... 120 123,403
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 331,268
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 217,225
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 841,747
Series 2023B , RB , 5.00% , 11/15/28 ..... 625 675,615
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 407,297
Series B , RB , 5.00% , 11/15/28 ......... 250 271,531
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 222,777
36,624,138
North Carolina — 2.2%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 410,151
Series 2021A , RB , 5.00% , 07/01/28 ..... 720 774,144
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 359,458
City of Charlotte Water & Sewer System, Series
2020, RB, 5.00%, 07/01/28 .......... 395 426,995
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 461,540
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,133
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2017B , GO , 5.00% , 05/01/28 ..... USD 120 $ 126,419
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 255 273,771
Series 2017A , GO , 5.00% , 04/01/28 ..... 110 115,698
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 123,345
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 503,976
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 16,140
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 188,297
Series 2023A , RB , 5.00% , 04/01/28 ..... 185 198,680
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 171,690
Series 2018A , GO , 5.00% , 03/01/31 ..... 135 143,920
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 171,404
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 135,413
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 510 544,983
Series 2017B , RB , 5.00% , 05/01/28 ..... 525 552,043
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 166,827
Series 2020B , RB , 5.00% , 05/01/28 ..... 355 382,087
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 53,815
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 296,850
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 221,288
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,187,402
Series 2018A , GO , 5.00% , 06/01/29 ..... 250 269,194
8,280,663
North Dakota — 0.0%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 120 129,933
Ohio — 2.7%
American Municipal Power, Inc., Series 2016A,
RB, 5.00%, 02/15/28 .............. 230 235,322
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 105 110,094
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 280 297,368
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 107,507
Series 2019A , GO , 5.00% , 04/01/28 ..... 235 252,642
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 233,122
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 532,054
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 149,221
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 543,136
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 455 477,013
Series 2018A , RB , 5.00% , 02/15/28 ..... 100 106,935
Series 2018A , RB , 5.00% , 02/15/31 ..... 230 243,765
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 750 802,825
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 177,759
Series 2019A , RB , 5.00% , 06/01/28 ..... 855 921,113
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 177,231
Series 2019 , RB , 5.00% , 12/01/28 ...... 175 190,220
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,114,146
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 140,052
Series 2023A , RB , 5.00% , 06/01/28 ..... 80 86,186
State of Ohio
Series 2020C , GO , 5.00% , 03/01/28 ..... 345 370,132
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 101,994
Series 2019A , RB , 5.00% , 04/01/28 ..... 115 123,277

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , GO , 5.00% , 05/01/28 ..... USD 140 $ 150,667
Series 2021A , GO , 5.00% , 05/01/28 ..... 385 414,334
Series S , GO , 5.00% , 05/01/28 ........ 400 412,057
Series V , GO , 5.00% , 05/01/28 ........ 50 53,810
Series 2017C , GO , 5.00% , 08/01/28 ..... 180 194,590
Series 2017B , GO , 5.00% , 09/01/28 ..... 280 303,150
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 194,882
Series 2022C , GO , 5.00% , 09/01/28 ..... 145 156,988
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 460,459
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 172,081
10,006,132
Oklahoma — 0.4%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 700 726,403
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 150,798
Oklahoma Capitol Improvement Authority, Series
2018D, RB, 5.00%, 07/01/28 ......... 25 26,880
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 195 210,260
Oklahoma Turnpike Authority, Series 2017D, RB,
5.00%, 01/01/28 ................. 155 165,060
Oklahoma Water Resources Board, Series 2021,
RB, 5.00%, 04/01/28 (OK CERF) ....... 180 193,189
1,472,590
Oregon — 1.9%
City of Portland
Series 2016A , RB , 4.00% , 04/01/28 ..... 820 831,595
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 107,733
Series 2018B , GO , 5.00% , 06/15/29 ..... 170 182,713
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 100 107,239
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 319,229
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 107,541
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 383,299
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/28
(GTD) ....................... 225 242,533
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 135 143,943
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 92,049
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 170,473
Series 2023 , GO , 5.00% , 06/15/28 ...... 280 301,861
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/28 (GTD)
(a)
.... 90 80,028
State of Oregon
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 91,394
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 166,660
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 107,523
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 150,532
Series F , GO , 5.00% , 05/01/28 ......... 180 185,439
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 484,570
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 102,298
Series J , GO , 4.00% , 08/01/28 ......... 120 123,616
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 172,862
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 537,708
Series B , RB , 5.00% , 11/15/28 ......... 325 342,535
Security
Par (000)
Par (000) Value
Oregon (continued)
Tri-County Metropolitan Transportation District
of Oregon
Series 2018A , RB , 5.00% , 09/01/28 ..... USD 260 $ 275,513
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,050 1,114,795
6,925,681
Pennsylvania — 2.7%
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 144,841
City of Philadelphia
Series 2024C , RB , 5.00% , 09/01/28 ( AGC )
(b)
500 538,015
Series 2017B , RB , 5.00% , 11/01/28 ..... 120 126,317
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 1,965 2,044,674
Series 2016 , GO , 5.00% , 01/15/28 ...... 510 531,116
Series 2016 , GO , 5.00% , 02/01/28 ...... 215 220,305
Series 2020 , GO , 5.00% , 05/01/28 ...... 420 450,137
Series 2019 , GO , 5.00% , 07/15/28 ...... 665 715,206
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,100 1,140,331
Series 2022 , GO , 5.00% , 10/01/28 ...... 100 107,936
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 107,051
Lower Merion School District
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 83,454
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 775,473
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/28 ..... 150 162,607
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 205,378
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 118,903
Series B , RB , 5.00% , 09/01/28 ......... 385 398,767
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 158,848
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 211,797
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 107,833
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 243,525
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 119,057
Series 2024 , RB , 5.00% , 12/01/28 ...... 130 140,183
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2021A, RB,
5.00%, 12/01/28 ................. 185 200,232
Pennsylvania Turnpike Commission Registration
Fee, Series 2005A, RB, 5.25%, 07/15/28
(AGM) ....................... 430 464,947
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/28 (AGM) ..... 160 169,074
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 216,029
9,902,036
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 415 443,056
Series 2016B , RB , 5.00% , 06/15/28 ..... 400 411,399
Rhode Island Health and Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 362,495
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 513,463
Series 2019E , GO , 5.00% , 01/15/28 ..... 100 106,971
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 177,469
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 659,696
2,674,549

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina — 0.8%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. USD 345 $ 373,544
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 125,570
County of Charleston
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 315,301
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 266,375
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/28 ..... 795 859,901
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 632,758
Series 2019A , RB , 5.00% , 10/01/29 ..... 220 236,491
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 132,882
2,942,822
Tennessee — 2.1%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 102,412
City of Knoxville, Series 2021, GO,
5.00%, 05/01/28 ................. 85 91,604
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/28 .............. 45 48,777
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 830 899,431
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 530 546,456
County of Hamilton
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 123,427
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 440,735
Series 2018A , GO , 5.00% , 04/01/29 ..... 165 176,775
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/28 ................. 70 75,193
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 160,721
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 107,463
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 85 91,199
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 332,609
County of Williamson
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 107,463
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 150,448
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 403,613
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 160 162,566
Series 2016 , GO , 5.00% , 01/01/28 ...... 270 279,087
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,000 1,068,251
Series 2017A , RB , 5.00% , 05/15/28 ..... 160 168,270
Series 2017 , GO , 4.00% , 07/01/28 ...... 40 41,101
Series 2018 , GO , 4.00% , 07/01/28 ...... 255 265,779
Series 2018 , GO , 5.00% , 07/01/30 ...... 230 245,307
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/28 ..... 85 90,182
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 766,594
Series 2018A , GO , 5.00% , 02/01/29 ..... 290 310,537
Series 2018A , GO , 5.00% , 02/01/32 ..... 75 79,628
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... 80 86,729
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 145 153,456
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. USD 250 $ 264,580
7,840,393
Texas — 12.1%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 69,519
Alamo Community College District, Series 2021,
GO, 5.00%, 02/15/28 .............. 180 192,618
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/28 (PSF) ..... 90 94,184
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/28 (PSF) .......... 100 102,487
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 195 208,492
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/28 ......... 155 158,591
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 103,511
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 370 398,281
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 295 317,548
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 333,695
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 224,611
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,757
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 150,008
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 134,467
Series 2020C , RB , 5.00% , 08/15/28 ..... 575 620,622
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 512,351
Series 2020 , GO , 5.00% , 09/01/28 ...... 200 215,727
Series 2023 , RB , 5.00% , 11/15/28 ...... 295 318,506
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 430,973
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 210,959
City of Dallas
Series 2020A , GO , 5.00% , 02/15/28 ..... 320 341,288
Series 2023A , GO , 5.00% , 02/15/28 ..... 500 533,263
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 175 184,446
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 441,783
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 53,719
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 200 215,488
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 669,087
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 133,401
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/28 ......... 150 158,686
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 265,831
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 370 378,512
Series 2017A , GO , 5.00% , 03/01/28 ..... 195 203,482
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 160,102
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/28 .............. 500 536,337
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 113,749
Series 2017B , RB , 5.00% , 11/15/28 ..... 130 137,394
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 148,665
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 155,398

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. USD 350 $ 370,853
City of San Antonio
GO , 5.00% , 02/01/28 ............... 250 267,417
Series 2022 , GO , 5.00% , 02/01/28 ...... 385 411,822
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 183,808
Series 2018 , GO , 5.00% , 08/01/28 ...... 100 107,932
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 458,710
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 106,379
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 392,554
Series 2017 , RB , 5.00% , 02/01/28 ...... 100 104,399
Series 2018 , RB , 5.00% , 02/01/28 ...... 400 426,339
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 112,095
Series 2024A , GO , 5.00% , 02/15/28 ( PSF )
(b)
500 533,265
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 400 427,546
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 112,231
County of Bexar
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 103,200
Series 2019 , GO , 5.00% , 06/15/30 ...... 100 107,008
County of Denton, Series 2017, GO,
5.00%, 07/15/28 ................. 2,000 2,063,744
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 126,698
County of Fort Bend, Series A, GO,
5.00%, 03/01/28 ................. 155 158,893
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 190 196,311
Series 2022A , RB , 5.00% , 08/15/28 ..... 265 286,027
Series 2020A , GO , 5.00% , 10/01/28 ..... 255 276,134
County of Williamson, Series 2020, GO,
5.00%, 02/15/28 ................. 275 294,367
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 55 56,354
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 145 154,938
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 340 363,304
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 185 197,680
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 305 325,905
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 170 181,652
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 500 534,271
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 115 123,335
Series 2020A , RB , 5.00% , 12/01/28 ..... 100 107,248
Dallas Fort Worth International Airport
Series 2021A , RB , 5.00% , 11/01/28 ..... 165 178,159
Series 2024 , RB , 5.00% , 11/01/28 ...... 150 161,963
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 90 93,274
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 275 295,013
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 770 826,037
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 200 215,504
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 95 102,222
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 348,088
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 208,619
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 427,937
Frisco Independent School District, Series 2019,
GO, 5.00%, 08/15/28 (PSF) .......... 510 549,724
Garland Independent School District, Series
2023, GO, 5.00%, 02/15/28 (PSF) ...... 100 106,789
Security
Par (000)
Par (000) Value
Texas (continued)
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) USD 100 $ 105,762
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 113,414
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/30 ..... 305 325,027
Series 2023 , RB , VRDN 5.00% , 04/01/28
(c)
200 211,652
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 82,755
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... 170 182,477
Irving Independent School District, Series 2016,
GO, 5.00%, 02/15/28 (PSF) .......... 305 312,586
Katy Independent School District
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 165,574
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 132,502
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/30 (PSF) .......... 385 408,956
Klein Independent School District, Series 2017,
GO, 5.00%, 08/01/28 (PSF) .......... 245 253,686
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 116,288
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 480 516,493
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 231,346
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 201,592
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 192,559
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/28 (PSF) ...... 680 734,491
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 720 737,962
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 500 534,013
Series 2020 , RB , 5.00% , 05/15/28 ...... 200 213,605
Series 2024 , RB , 5.00% , 05/15/28 ( AGM ) . 500 534,881
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/30 ... 120 128,497
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 80,759
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 420 433,398
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 50 53,839
Series 2021A , RB , 5.00% , 09/01/28 ..... 435 468,403
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(a)
1,385 1,249,991
Series 2016A , RB , 5.00% , 01/01/28 ..... 450 459,088
Series 2019B , RB , 5.00% , 01/01/28 ..... 170 180,880
Series 2021B , RB , 5.00% , 01/01/28 ..... 125 133,000
Series 2024A , RB , 5.00% , 01/01/28 ..... 500 532,469
Series A , RB , 5.00% , 01/01/28 ......... 235 239,746
Series B , RB , 5.00% , 01/01/28 ......... 365 371,530
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 315 337,308
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 170 179,001
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 200 215,802
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 100 107,901
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 266,704
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 125 133,405
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/28 805 866,727
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 100 106,643

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... USD 395 $ 420,727
Round Rock Independent School District
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 431,906
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 715 772,032
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 125 134,971
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 220 233,861
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 255 275,052
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. 220 236,575
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/28 (PSF) .. 205 218,703
State of Texas
Series 2018A , GO , 5.00% , 10/01/28 ..... 455 491,027
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 902,624
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 241,929
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 112,369
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 182,380
Series 2017E , RB , 5.00% , 05/15/28 ..... 175 184,210
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 172,054
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 102,669
Series 2016-A , RB , 5.00% , 10/01/28 ..... 245 254,617
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 136,291
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 305,916
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 94,751
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 253,562
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 350,670
Series 2022 , RB , 5.00% , 08/01/28 ...... 740 798,449
Series 2018A , RB , 5.00% , 10/15/28 ..... 325 347,367
Series 2024A , RB , 5.00% , 10/15/28 ..... 500 541,441
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 123,805
Series 2018B , RB , 5.00% , 04/15/31 ..... 115 123,117
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 106,113
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 358,267
Trinity River Authority Central Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 105 113,293
44,793,746
Utah — 1.5%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 262,651
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/28 ......... 90 96,354
City of Provo
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 256,558
Series 2017 , GO , 5.00% , 01/01/29 ...... 150 159,904
Series 2019 , GO , 5.00% , 02/01/30 ...... 115 123,651
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/28 ................. 640 685,270
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 800 861,698
Series 2023A , RB , 5.00% , 07/01/28 ..... 120 129,255
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 277,756
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 332,764
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 421,433
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2020 , GO , 5.00% , 07/01/28 ...... USD 305 $ 329,582
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 226,926
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 200 211,603
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 305 322,695
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 600 647,833
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 80 83,981
5,429,914
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/28 ................. 500 542,193
Virginia — 3.6%
City of Norfolk, Series B, GO, 4.00%, 10/01/28 300 306,551
City of Virginia Beach
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 130,068
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 198,270
Commonwealth of Virginia, Series 2018A, GO,
5.00%, 06/01/30 ................. 245 263,756
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 135,189
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 58,841
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 91,916
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 262,982
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 172,131
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 195,399
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 219,543
County of Henrico, Series 2015, GO,
5.00%, 08/01/28 ................. 250 270,562
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 386,818
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 348,681
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 200 214,223
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,438
Hampton Roads Transportation Accountability
Commission
Series 2020A , RB , 5.00% , 07/01/28 ..... 185 199,642
Series 2018A , RB , 5.00% , 07/01/52 ..... 1,000 1,068,911
Virginia College Building Authority
Series B , RB , 4.00% , 02/01/28 ......... 500 503,620
Series 2017C , RB , 5.00% , 02/01/28 ..... 110 115,255
Series 2017E , RB , 5.00% , 02/01/28 ..... 190 203,242
Series 2019A , RB , 5.00% , 02/01/28 ..... 355 379,742
Series 2019C , RB , 5.00% , 02/01/28 ..... 515 550,894
Series 2023A , RB , 5.00% , 02/01/28 ..... 955 1,021,560
Series B , RB , 5.00% , 02/01/28 ......... 135 144,409
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 103,616
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 130 140,522
Series 2017E , RB , 5.00% , 02/01/29 ..... 545 582,200
Series 2017E , RB , 5.00% , 02/01/30 ..... 375 399,049
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/28 ...... 425 440,504
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,042,858
Series 2018 , RB , 5.00% , 05/15/28 ...... 215 231,258
Series 2019 , RB , 5.00% , 05/15/28 ...... 155 166,721
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 344,198
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 112,545

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2019A , RB , 5.00% , 08/01/28 ..... USD 410 $ 443,112
Series 2020B , RB , 5.00% , 08/01/28 ..... 185 199,941
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 48,296
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 215 226,586
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 100 108,150
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 135,188
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 315 340,674
Virginia Resources Authority
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 157,644
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 190,260
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 157,644
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 135,900
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 161,840
13,326,349
Washington — 4.1%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 195 207,517
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 235 244,325
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 423,721
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 325 333,879
Series 2019A , RB , 5.00% , 04/01/28 ..... 185 198,700
Series 2017 , RB , 4.00% , 07/01/28 ...... 195 199,670
Series 2020A , RB , 5.00% , 07/01/28 ..... 145 156,446
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 97,416
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 91,643
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 266,803
City of Tacoma Electric System, Series 2017,
RB, 5.00%, 01/01/28 .............. 30 31,382
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 85 90,567
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 145 157,027
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 230 245,815
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 81,937
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 183,111
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 285,822
Series 2018B , RB , 5.00% , 07/01/29 ..... 465 499,697
Series 2018B , RB , 5.00% , 07/01/30 ..... 185 198,034
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. 195 211,534
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 227,890
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/28 ..... 190 196,183
Series 2017A , RB , 5.00% , 07/01/28 ..... 455 480,299
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,120 1,207,595
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 167,122
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 134,776
Series 2024B , RB , 5.00% , 07/01/28 ..... 300 323,463
Series 2018C , RB , 5.00% , 07/01/30 ..... 130 138,972
King & Snohomish Counties School District
No. 417 Northshore, Series 2018, GO,
5.00%, 12/01/29 (GTD) ............. 170 182,673
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . USD 185 $ 193,137
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 140 149,072
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 125 135,821
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,773
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 415 433,529
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 150 158,234
Port of Seattle
Series A , RB , 5.00% , 05/01/28 ......... 275 287,442
Series 2021B , RB , 5.00% , 06/01/28 ..... 100 107,184
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 357,372
State of Washington
Series 2020C , GO , 5.00% , 02/01/28 ..... 190 202,864
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 315,352
Series 2022C , GO , 5.00% , 02/01/28 ..... 670 715,362
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 330,988
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(a)
.................... 105 94,017
Series 2020B , GO , 5.00% , 06/01/28 ..... 120 128,879
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 429,596
Series R-2022D , GO , 4.00% , 07/01/28 ... 565 588,924
Series 2021D , GO , 5.00% , 07/01/28 ..... 170 182,839
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 376,970
Series R-2018D , GO , 5.00% , 08/01/28 ... 120 126,915
Series 2021A , GO , 5.00% , 08/01/28 ..... 195 210,026
Series 2022A , GO , 5.00% , 08/01/28 ..... 155 167,173
Series 2017B , GO , 5.00% , 08/01/28 ..... 245 253,381
Series 2017A , GO , 5.00% , 08/01/28 ..... 210 217,184
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 155,131
Series 2018C , GO , 5.00% , 02/01/30 ..... 355 377,992
Series 2018B , COP , 5.00% , 07/01/30 .... 230 245,379
Series 2018C , GO , 5.00% , 02/01/31 ..... 190 201,459
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 111,332
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 106,632
University of Washington, Series 2020C, RB,
5.00%, 04/01/28 ................. 320 342,809
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 148,672
15,166,459
West Virginia — 0.6%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 91,470
Series 2019A , GO , 5.00% , 06/01/28 ..... 390 419,684
Series 2018A , GO , 5.00% , 12/01/28 ..... 110 118,269
Series 2019A , GO , 5.00% , 12/01/28 ..... 310 336,534
Series 2018A , GO , 5.00% , 12/01/29 ..... 140 149,594
Series 2018B , GO , 5.00% , 12/01/30 ..... 125 132,982
Series 2018B , GO , 5.00% , 06/01/31 ..... 385 408,918
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 320 336,908
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 80,167
2,074,526
Wisconsin — 1.3%
City of Madison, Series 2021A, GO,
4.00%, 10/01/28 ................. 140 146,174
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 78,279

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... USD 235 $ 238,713
Series 2019B , GO , 4.00% , 05/01/28 ..... 210 215,810
Series 2019A , RB , 5.00% , 05/01/28 ..... 300 315,895
Series 2020A , GO , 5.00% , 05/01/28 ..... 270 290,508
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 451,901
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 110 118,355
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 250 268,989
Series 2016-2 , GO , 5.00% , 11/01/28 ..... 125 128,922
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 75 78,929
Series 2017-2 , GO , 5.00% , 11/01/28 ..... 280 294,669
Series 20173 , GO , 5.00% , 11/01/28 ..... 465 489,360
Series 2021A , GO , 5.00% , 05/01/31 ..... 130 138,513
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 409,746
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 220 232,274
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 65 68,712
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 97,192
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 880,126
4,943,067
Total Long-Term Investments — 99 .2%
(Cost: $ 370,971,720 ) .............................. 368,520,250
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(d) (e)
......... 501,655 $ 501,705
Total Short-Term Securities — 0 .1%
(Cost: $ 501,705 ) ................................. 501,705
Total Investments — 99 .3%
(Cost: $ 371,473,425 ) .............................. 369,021,955
Other Assets Less Liabilities — 0.7% .................... 2,609,587
Net Assets — 100.0% ...............................
$ 371,631,542
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 5,757,568 $ — $ (5,255,897)
(a)
$ 46 $ (12) $ 501,705 501,655 $ 40,547 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 368,520,250 $ — $ 368,520,250
Short-Term Securities
Money Market Funds ...................................... 501,705 — — 501,705
$ 501,705 $ 368,520,250 $ — $ 369,021,955

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 570 $ 629,578
City of Huntsville, Series 2019A, GO,
5.00%, 05/01/33 ................. 125 134,988
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,413
University of Alabama at Birmingham, Series
2019C, RB, 5.00%, 10/01/30 ......... 90 98,239
890,218
Alaska — 0.4%
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 125,888
Series 2024A , GO , 5.00% , 08/01/29 ..... 365 399,049
524,937
Arizona — 1.3%
Arizona Board of Regents, Series 2022A, RB,
5.00%, 07/01/29 ................. 140 153,450
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,402
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,335
City of Phoenix Civic Improvement Corp., Series
2017B, RB, 5.00%, 07/01/29 ......... 135 141,969
County of Pima Sewer System, Series 2020B,
COP, 5.00%, 07/01/29 ............. 70 76,621
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 400 438,648
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/29 ..... 200 213,018
Series 2021A , RB , 5.00% , 01/01/29 ..... 150 163,283
Series 2023A , RB , 5.00% , 01/01/29 ..... 235 255,810
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 435,422
1,932,958
California — 13.0%
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 233,728
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 386,619
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(a)
............. 1,055 916,415
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,993
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 173,001
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 27,343
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 164,055
Series 2024C , RB , 5.00% , 09/01/29 ..... 500 549,894
Series B , RB , 5.00% , 10/01/29 ......... 115 121,886
Series 2021C , RB , 5.00% , 11/01/29 ..... 25 27,571
Series 2021D , RB , 5.00% , 11/01/29 ..... 75 82,713
Series 2019C , RB , 5.00% , 11/01/30 ..... 215 235,625
Series 2019C , RB , 5.00% , 11/01/31 ..... 100 109,160
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 156,304
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,911
Series 2019A , RB , 5.00% , 11/01/32 ..... 30 33,021
Chabot-Las Positas Community College District,
Series B, GO, 3.00%, 08/01/33 ........ 250 241,970
Security
Par (000)
Par (000) Value
California (continued)
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... USD 230 $ 253,925
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 82,735
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 122,169
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 106,802
City of San Jose
Series 2019C , GO , 5.00% , 09/01/29 ..... 100 110,017
Series 2019C , GO , 5.00% , 09/01/33 ..... 100 109,077
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 89,506
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 295,043
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 95,216
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,415,646
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,807
County of Sacramento, Series 2024, RB,
5.00%, 07/01/29 ................. 500 552,851
East Bay Municipal Utility District Water System,
Series 2019A, RB, 5.00%, 06/01/33 ..... 100 109,782
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 41,236
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 122,594
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 105,451
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,871,649
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 70 78,030
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 105 110,205
Series 2018D , RB , 5.00% , 07/01/29 ..... 45 48,753
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 55,473
Series 2019B , RB , 5.00% , 07/01/33 ..... 150 162,072
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 49,028
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 80 84,001
Series 2018B , RB , 5.00% , 07/01/29 ..... 35 37,945
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 277,600
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 88,832
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 149,778
Series 2019A , GO , 5.00% , 07/01/30 ..... 100 109,964
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 260,439
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/32 .............. 170 165,528
Metropolitan Water District of Southern California
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 66,680
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 33,558
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 54,506
Series 2020A , RB , 5.00% , 10/01/33 ..... 105 115,860
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 70 74,182
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 94,694
Series 2019C , RB , 5.00% , 08/15/29 ..... 190 211,548
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 55,577
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(a)
................ 100 86,703

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. USD 20 $ 21,182
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 227,177
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(a)
...... 200 173,723
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 72,328
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 110,235
Series 2019D , RB , 5.00% , 05/01/30 ..... 50 54,828
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,504
San Mateo County Community College District
(a)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 86,626
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 500 433,131
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/29 ..... 100 110,761
State of California
GO , 5.00% , 04/01/29 ............... 685 749,003
Series B , GO , 5.00% , 08/01/29 ........ 140 148,010
GO , 4.00% , 09/01/29 ............... 400 421,573
GO , 5.00% , 09/01/29 ............... 900 991,093
GO , 5.00% , 10/01/29 ............... 255 281,206
Series 2023 , GO , 5.00% , 10/01/29 ...... 345 380,455
GO , 5.00% , 11/01/29 ............... 730 806,148
Series 2017 , GO , 5.00% , 11/01/29 ...... 100 106,207
GO , 5.00% , 12/01/29 ............... 320 353,762
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 306,812
GO , 5.00% , 04/01/31 ............... 135 146,388
Series 2019 , GO , 5.00% , 10/01/31 ...... 235 256,578
GO , 5.00% , 04/01/32 ............... 190 205,351
GO , 5.00% , 10/01/32 ............... 300 326,475
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 20 22,228
Series BB , RB , 5.00% , 12/01/29 ........ 140 156,846
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,999
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 25 26,033
Series 2018O , RB , 4.00% , 05/15/29 ..... 40 41,625
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 166,087
Series 2023BM , RB , 5.00% , 05/15/29 .... 30 33,217
Series 2023BN , RB , 5.00% , 05/15/29 .... 100 110,724
Series 2024BS , RB , 5.00% , 05/15/29 .... 100 110,724
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(a)
.... 95 82,217
19,106,927
Colorado — 1.4%
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 551,626
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 77,132
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 143,245
Series 2022A , GO , 5.00% , 08/01/29 ..... 130 143,245
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 186,937
Series 2019C , RB , 5.00% , 11/15/30 ..... 155 169,340
City of Westminster, Series 2024, RB,
5.00%, 12/01/29 ................. 250 276,292
Security
Par (000)
Par (000) Value
Colorado (continued)
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . USD 170 $ 187,914
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 110 118,671
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 75 82,814
University of Colorado, Series 2017A-2, RB,
5.00%, 06/01/29 ................. 100 107,325
2,044,541
Connecticut — 1.6%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 130 135,713
Series 2022A , GO , 4.00% , 01/15/29 ..... 105 109,615
Series 2020A , GO , 5.00% , 01/15/29 ..... 180 194,991
Series 2020C , GO , 4.00% , 06/01/29 ..... 140 146,620
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 65,435
Series 2024H , GO , 5.00% , 11/15/29 ..... 500 550,998
Series 2019A , GO , 5.00% , 04/15/31 ..... 100 108,094
Series 2019A , GO , 5.00% , 04/15/33 ..... 185 198,768
State of Connecticut Special Tax
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 216,520
Series 2021A , RB , 5.00% , 05/01/29 ..... 180 195,929
Series 2022A , RB , 5.00% , 07/01/29 ..... 105 114,591
Series 2023B , RB , 5.00% , 07/01/29 ..... 75 81,851
Series 2018B , RB , 5.00% , 10/01/29 ..... 50 53,849
Series 2021D , RB , 5.00% , 11/01/29 ..... 100 109,707
2,282,681
Delaware — 1.4%
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 148,080
Series 2020 , RB , 5.00% , 07/01/29 ...... 125 137,111
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 174,190
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 158,353
Series 2019 , GO , 5.00% , 02/01/29 ...... 1,000 1,093,748
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 147,656
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 147,880
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 109,021
2,116,039
District of Columbia — 2.0%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 16,326
Series 2017D , GO , 5.00% , 06/01/29 ..... 50 52,592
Series 2023B , GO , 5.00% , 06/01/29 ..... 210 230,216
Series 2019A , GO , 5.00% , 10/15/29 ..... 195 212,872
Series 2020 , RB , 5.00% , 12/01/29 ...... 165 181,530
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 439,216
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 196,479
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 191,021
Series 2020C , RB , 5.00% , 05/01/29 ..... 190 207,999
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 220,488
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 137,198
Series 2019C , RB , 5.00% , 10/01/30 ..... 100 109,666
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 125 131,351
Series A-1 , RB , 5.00% , 07/01/29 ....... 190 199,653
Series 2020A , RB , 5.00% , 07/15/29 ..... 155 169,626
Series 2021A , RB , 5.00% , 07/15/29 ..... 175 191,513
2,887,746

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 3.4%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... USD 45 $ 47,187
Series 2021D , RB , 5.00% , 07/01/29 ..... 50 54,574
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 113,182
City of Jacksonville, Series 2022A, RB,
5.00%, 10/01/29 ................. 110 120,696
County of Miami-Dade, Series 2019, RB,
5.00%, 07/01/31 ................. 290 313,147
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 442,422
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 27,310
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 109,723
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 145 157,517
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 275,031
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 315 336,205
School Board of Miami-Dade County (The),
Series 2017, GO, 5.00%, 03/15/29 ...... 45 46,988
School District of Broward County, Series 2019B,
COP, 5.00%, 07/01/29 ............. 510 555,495
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 253,315
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 268,830
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 224,939
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 181,049
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 104,240
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 104,432
Series 2021B , GO , 5.00% , 07/01/29 ..... 40 43,971
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 115,425
Series 2019C , GO , 4.00% , 06/01/32 ..... 275 285,493
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 42,857
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 110 117,899
Series 2021A , RB , 5.00% , 07/01/29 ..... 275 300,788
State of Florida Department of Transportation
Turnpike System
Series 2020A , RB , 5.00% , 07/01/29 ..... 50 54,712
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 82,067
Series 2023A , RB , 5.00% , 07/01/29 ..... 120 131,308
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 99,018
5,009,820
Georgia — 1.6%
City of Atlanta
Series 2021B , RB , 5.00% , 07/01/29 ..... 100 109,327
Series 2018C , RB , 5.00% , 11/01/29 ..... 125 132,452
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 275,039
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 335 366,667
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 155 162,915
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 82,339
Municipal Electric Authority of Georgia, Series
2024A, RB, 5.00%, 01/01/29 ......... 30 32,285
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 580 638,855
Series 2022A , RB , 5.00% , 09/01/29 ..... 150 165,221
State of Georgia
Series 2022C , GO , 4.00% , 07/01/29 ..... 95 100,219
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 97,121
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2021A , GO , 5.00% , 07/01/29 ..... USD 45 $ 49,534
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 49,534
Series 2020A , GO , 5.00% , 08/01/29 ..... 30 33,071
Series 2019A , GO , 5.00% , 07/01/30 ..... 105 114,941
2,409,520
Hawaii — 0.7%
City & County Honolulu Wastewater System,
Series 2019A, RB, 4.00%, 07/01/29 ..... 25 26,250
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/29 ..... 45 47,284
Series 2019A , GO , 5.00% , 09/01/29 ..... 90 96,771
Series C , GO , 5.00% , 10/01/29 ........ 105 115,625
Series 2022A , GO , 5.00% , 11/01/29 ..... 225 248,110
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 100 102,400
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 75 81,629
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 348,592
1,066,661
Idaho — 0.7%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 375 410,021
Series 2019A , RB , 5.00% , 07/15/30 ..... 100 108,515
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 547,231
1,065,767
Illinois — 4.1%
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 25 26,843
Series 2020B , RB , 5.00% , 01/01/29 ..... 100 107,373
Series A , RB , 5.00% , 01/01/29 ......... 115 119,200
Series D , RB , 5.25% , 01/01/29 ......... 50 52,149
City of Springfield, Series 2024, RB,
5.00%, 03/01/29 (BAM)
(b)
............ 500 538,048
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 113,725
Series 2020 , RB , 5.00% , 01/01/29 ...... 320 346,590
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 800 863,209
Series 2019C , RB , 5.00% , 01/01/29 ..... 365 393,839
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 110 112,073
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 617,773
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 125 129,588
Series 2021A , GO , 5.00% , 03/01/29 ..... 595 636,709
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 101,659
Series 2022B , GO , 5.00% , 03/01/29 ..... 245 262,174
Series 2018A , GO , 5.00% , 05/01/29 ..... 25 26,334
Series 2024B , GO , 5.00% , 05/01/29 ..... 605 648,447
Series 2023D , GO , 5.00% , 07/01/29 ..... 135 144,904
Series 2019A , GO , 5.00% , 11/01/29 ..... 20 21,528
Series 2021A , GO , 5.00% , 12/01/29 ..... 315 339,305
Series 2023B , GO , 5.00% , 12/01/29 ..... 250 269,290
State of Illinois Sales Tax, Series 2024A, RB,
5.00%, 06/15/29 ................. 100 108,503
5,979,263
Indiana — 1.7%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 123,205

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/29 ..... USD 260 $ 282,109
Series 2021B , RB , 5.00% , 02/01/29 ..... 125 136,257
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 60 65,950
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 125 137,757
Series 2022B , RB , 5.00% , 10/01/29 ..... 50 54,958
Series 2023A , RB , 5.00% , 10/01/29 ..... 90 98,924
Series 2019E , RB , 5.00% , 02/01/30 ..... 125 135,816
Series 2019A , RB , 5.00% , 02/01/31 ..... 140 150,604
Series 2019E , RB , 5.00% , 02/01/31 ..... 250 270,697
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 202,661
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 659,110
Indianapolis Local Public Improvement Bond
Bank, Series 2017C, RB, 5.00%, 01/01/29 . 170 179,490
Purdue University, Series EE, RB,
5.00%, 07/01/29 ................. 40 43,824
2,541,362
Iowa — 0.4%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 604,587
Kansas — 0.6%
Kansas Development Finance Authority, Series
2019SRF, RB, 5.00%, 05/01/29 ........ 830 907,928
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,843
940,771
Kentucky — 0.0%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 10/01/29 ........ 40 43,830
Louisiana — 0.6%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 180 196,649
Series 2023A , GO , 5.00% , 04/01/29 ..... 95 103,692
Series 2023 , RB , 5.00% , 09/01/29 ...... 320 351,557
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 275,694
927,592
Maine — 0.8%
Maine Municipal Bond Bank, Series 2020A, RB,
5.00%, 09/01/29 ................. 530 580,957
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 185 202,500
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 202,559
Series 2020B , GO , 5.00% , 06/01/29 ..... 85 93,068
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 147,813
1,226,897
Maryland — 4.6%
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/29 ...... 110 121,392
Series 2023 , GO , 5.00% , 10/01/29 ...... 100 110,356
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 71,290
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 158,418
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 114,717
Series 2021 , GO , 5.00% , 03/01/29 ...... 175 191,195
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 152,956
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 187,605
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... USD 575 $ 572,925
Series 2018A , GO , 5.00% , 02/15/29 ..... 110 117,764
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 126,633
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 126,633
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/29 ..... 75 82,532
Series 2020B , GO , 4.00% , 11/01/29 ..... 595 628,490
Series 2018A , GO , 5.00% , 11/01/29 ..... 120 130,132
County of Prince George's
Series 2020B , GO , 5.00% , 09/15/29 ..... 315 347,357
Series 2019A , GO , 4.00% , 07/15/31 ..... 230 238,229
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 490,913
Series 2021A , RB , 5.00% , 07/01/29 ..... 40 43,767
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 83,744
Series 2018A , GO , 5.00% , 03/15/29 ..... 245 262,699
Series 2020A , GO , 5.00% , 03/15/29 ..... 280 306,121
Series 2022A , GO , 5.00% , 06/01/29 ..... 300 329,194
Series 2019-2A , GO , 5.00% , 08/01/30 .... 155 169,782
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 210 227,936
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 167,753
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 125 128,657
State of Maryland Department of Transportation
Series 2020 , RB , 5.00% , 10/01/29 ...... 95 104,782
Series 2021A , RB , 4.00% , 10/01/30 ..... 495 517,533
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 139,437
University System of Maryland
Series 2019C , RB , 5.00% , 04/01/29 ..... 110 120,208
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 87,494
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 75 82,298
6,740,942
Massachusetts — 1.5%
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 365 398,917
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 82,212
Series 2019F , GO , 5.00% , 05/01/29 ..... 155 169,904
Series 2018B , GO , 5.00% , 07/01/29 ..... 95 104,432
Series 2020D , GO , 5.00% , 07/01/29 ..... 155 170,389
Series 2019G , GO , 5.00% , 09/01/29 ..... 140 154,339
Series 2020E , GO , 5.00% , 11/01/29 ..... 180 199,000
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 135,620
Series 2019G , GO , 5.00% , 09/01/30 ..... 140 153,245
Series 2019A , GO , 5.00% , 01/01/31 ..... 100 108,127
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 81,514
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,858
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 54,547
Series 2019C , RB , 5.00% , 01/01/32 ..... 210 226,155
Series 2019C , RB , 5.00% , 01/01/33 ..... 55 59,108
University of Massachusetts Building Authority,
Series 2019-1, RB, 5.00%, 05/01/32 ..... 20 21,651
2,152,018
Michigan — 0.9%
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/29 55 59,829
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 130 142,785

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University
Series 2023A , RB , 5.00% , 02/15/29 ..... USD 50 $ 54,434
Series 2020A , RB , 5.00% , 08/15/29 ..... 35 38,391
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 375,218
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 220,717
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 88,287
University of Michigan
Series 2019A , RB , 5.00% , 04/01/29 ..... 115 125,822
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 82,058
Series 2019A , RB , 5.00% , 04/01/30 ..... 100 109,290
1,296,831
Minnesota — 1.3%
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 95 101,429
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 116,311
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 60 64,887
Series 2023A , RB , 5.00% , 01/01/29 ..... 405 437,991
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 59,991
Series 2020B , GO , 4.00% , 08/01/29 ..... 95 99,549
Series 2018A , GO , 5.00% , 08/01/29 ..... 180 194,014
Series 2019B , GO , 5.00% , 08/01/29 ..... 105 115,683
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 55,087
Series 2017A , GO , 5.00% , 10/01/29 ..... 115 122,420
Series 2019A , GO , 5.00% , 08/01/31 ..... 230 251,020
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 65,646
Series 2017A , RB , 5.00% , 09/01/29 ..... 105 110,548
Series 2017B , RB , 5.00% , 12/01/29 ..... 80 84,563
1,879,139
Mississippi — 0.2%
State of Mississippi, Series 2019B, GO,
5.00%, 10/01/33 ................. 260 281,686
Missouri — 0.4%
Metropolitan St Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 76,408
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 290 317,188
Missouri Joint Municipal Electric Utility
Commission, Series 2023, RB,
5.00%, 01/01/29 ................. 120 129,125
522,721
Nebraska — 0.4%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 100 104,603
Omaha Public Power District
Series 2022B , RB , 5.00% , 02/01/29 ..... 70 76,380
Series 2019A , RB , 5.00% , 02/01/32 ..... 295 317,717
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 60 64,709
563,409
Nevada — 2.9%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 250 264,527
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 234,428
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 109,036
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 201,717
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2024B , GO , 5.00% , 06/15/29 ..... USD 250 $ 272,591
County of Clark
Series 2017 , RB , 5.00% , 07/01/29 ...... 160 168,139
Series 2019 , RB , 5.00% , 07/01/29 ...... 110 120,024
Series 2019C , GO , 5.00% , 07/01/29 ..... 115 126,164
Series 2019E , RB , 5.00% , 07/01/29 ..... 55 60,079
Series 2019A , GO , 5.00% , 12/01/29 ..... 215 237,441
Series 2019E , RB , 5.00% , 07/01/30 ..... 150 162,677
Series 2019 , GO , 5.00% , 06/01/31 ...... 120 129,924
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 358,447
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 775 846,573
Las Vegas Valley Water District
Series 2022A , GO , 5.00% , 06/01/29 ..... 35 38,297
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 279,021
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 131,124
Series 2023A , GO , 5.00% , 05/01/29 ..... 110 120,197
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 221,590
GO , 5.00% , 08/01/31 ............... 50 54,336
4,136,332
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 55 59,965
Series 2021C , RB , 5.00% , 08/15/29 ..... 40 43,984
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 85 93,466
Series 2023B , RB , 5.00% , 08/15/29 ..... 95 104,461
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 65,569
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 105,229
Series 2020A , GO , 5.00% , 12/01/32 ..... 155 169,487
Series 2020A , GO , 5.00% , 12/01/33 ..... 100 109,121
751,282
New Jersey — 1.6%
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 80,248
Series 2019LLL , RB , 5.00% , 06/15/29 .... 150 161,947
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 175 194,017
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 164,261
Series 2017B , RB , 5.00% , 07/01/29 ..... 15 15,864
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... 490 529,245
New Jersey Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/29 ..... 200 212,332
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 341,418
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 575 627,504
2,326,836
New Mexico — 1.3%
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 20 21,839
Series 2018E , RB , 5.00% , 06/15/29 ..... 200 214,742
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 110 120,189
Series 2021A , RB , 5.00% , 06/15/29 ..... 440 480,756
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 400 436,015
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 326,623

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... USD 200 $ 218,225
Series 2021A , RB , 5.00% , 07/01/29 ..... 110 120,024
1,938,413
New York — 7.8%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 120 130,483
Series 2019E , GO , 5.00% , 08/01/29 ..... 45 48,732
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 360,735
Series 2021C , GO , 5.00% , 08/01/29 ..... 115 125,711
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 55 60,281
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 25 27,400
Series 2019E , GO , 5.00% , 08/01/31 ..... 850 914,609
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 114,096
Series 2019E , GO , 5.00% , 08/01/32 ..... 230 246,843
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 55 59,595
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 405 437,420
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 197,967
County of Suffolk, Series 2021A, GO,
5.00%, 06/15/29 (BAM) ............ 110 120,808
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 30 31,014
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 346,252
Series 2020C , RB , 5.00% , 03/15/29 ..... 225 245,806
Series 2020E , RB , 5.00% , 03/15/29 ..... 35 38,237
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 185 193,374
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 150 161,025
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 150 158,407
Series 2020E , RB , 5.00% , 11/15/29 ..... 330 360,092
Series 2024A , RB , 5.00% , 11/15/29 ..... 250 272,797
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 135 142,477
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 60 63,323
Series 2021DD , RB , 5.00% , 06/15/29 .... 205 225,669
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 65 70,166
New York City Transitional Finance Authority,
Series 2025D, RB, 5.00%, 05/01/29 ..... 180 196,288
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 55,005
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 99,010
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 65 68,597
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 253,939
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 130 136,355
Series 2021A , RB , 5.00% , 11/01/29 ..... 260 285,813
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 205 225,352
Series 2021G1 , RB , 5.00% , 11/01/29 .... 35 38,475
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 110 120,921
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 390 428,719
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ USD 120 $ 131,914
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 100 108,633
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 263,255
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 107,839
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 247,323
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 109,921
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 241,004
Series 2023A , RB , 5.00% , 03/15/29 ..... 115 125,733
Series 2022A , RB , 5.00% , 07/01/29 ..... 5 5,419
Series 2019A , RB , 5.00% , 03/15/31 ..... 180 194,020
Series 2019A , RB , 5.00% , 03/15/32 ..... 105 112,852
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 374,991
Series 2019A , RB , 5.00% , 07/01/33 ..... 160 173,174
Series 2021B , RB , 5.00% , 10/01/33 ..... 170 182,816
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/29 ..... 90 94,675
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 178,785
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 153,697
Series 2020A , RB , 5.00% , 06/15/31 ..... 50 54,688
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 147,517
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 75 81,790
Series P , RB , 5.00% , 01/01/29 ......... 40 43,489
Series Q , RB , 5.00% , 01/01/29 ........ 500 543,618
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 22,069
Series 213 , RB , 5.00% , 09/01/29 ....... 35 38,622
Series 2017 , RB , 5.00% , 11/15/29 ...... 160 169,804
Series 217 , RB , 5.00% , 11/01/32 ....... 25 27,349
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 40 43,933
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 195,817
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 182,772
11,419,312
North Carolina — 3.5%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,495
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,663
COP , 5.00% , 12/01/29 .............. 400 441,489
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 60,925
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 857,040
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/29 ...... 40 44,006
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 154,022
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 33,005
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 208,202
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 27,408
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 673,716
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 82,030
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 81,989
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 27,343
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 114,797
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 409,990
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 198,270
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 109,416
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 109,478

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2019 , RB , 5.00% , 09/01/31 ...... USD 115 $ 125,466
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 150 163,022
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 147,735
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 164,150
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 175,867
Series 2019 , RB , 5.00% , 03/01/31 ...... 365 392,188
Series 2019A , RB , 5.00% , 05/01/31 ..... 205 221,382
Series 2019B , GO , 4.00% , 06/01/31 ..... 100 104,311
5,187,405
Ohio — 3.2%
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 125 138,417
City of Columbus
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 137,989
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 207,897
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 54,710
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 137,651
Series 2019A , GO , 5.00% , 04/01/32 ..... 175 189,528
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 350 387,198
Series 2021A , RB , 5.00% , 12/01/29 ..... 80 88,502
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 109,646
Series 2019A , RB , 5.00% , 06/01/29 ..... 660 719,635
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 71,270
Series 2019 , RB , 5.00% , 12/01/29 ...... 380 417,164
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 38,688
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 182,387
Series 2019 , RB , 5.00% , 06/01/30 ...... 80 87,990
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 142,539
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 153,504
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 109,646
Series 2020A , RB , 5.00% , 12/01/29 ..... 110 121,591
Series 2023C , RB , 5.00% , 12/01/29 ..... 45 49,742
State of Ohio
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 114,603
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 365,639
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 131,356
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 71,598
Series 2019A , GO , 5.00% , 06/15/31 ..... 220 239,173
Series 2019A , GO , 5.00% , 06/15/32 ..... 145 157,119
4,625,182
Oklahoma — 0.4%
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/29 ................. 415 433,834
Oklahoma Water Resources Board
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 45 49,154
Series 2023B , RB , 5.00% , 10/01/29 ..... 40 44,061
527,049
Oregon — 2.0%
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 54,587
Series 2019A , RB , 5.00% , 03/01/33 ..... 170 183,703
City of Portland Water System, Series 2021B,
RB, 5.00%, 05/01/29 .............. 150 164,237
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 89,359
Security
Par (000)
Par (000) Value
Oregon (continued)
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. USD 155 $ 170,032
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 200 219,487
Oregon State Lottery, Series 2019A, RB,
5.00%, 04/01/33 ................. 365 393,955
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 65,684
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 197,051
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 180,630
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,851
Series 2019A , GO , 5.00% , 05/01/30 ..... 200 217,531
Series 2019N , GO , 5.00% , 05/01/30 ..... 70 76,838
Series 2019G , GO , 5.00% , 08/01/30 ..... 170 185,436
Series 2019A , GO , 5.00% , 05/01/33 ..... 105 113,202
Series 2019M , GO , 5.00% , 11/01/33 ..... 155 168,070
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 300 328,287
Series 2022A , RB , 5.00% , 11/15/29 ..... 115 127,044
2,978,984
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 142,048
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 166,610
Series 2024 , RB , 5.00% , 12/01/29 ...... 190 208,648
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,039
Series 2017A , GO , 5.00% , 08/01/29 ..... 155 162,763
Series 2017B , RB , 5.00% , 11/01/29 ..... 25 26,241
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 203,900
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 135 135,144
Series 2020 , GO , 5.00% , 05/01/29 ...... 35 38,145
Series 2021 , GO , 5.00% , 05/15/29 ...... 255 278,087
Series 2019 , GO , 5.00% , 07/15/29 ...... 270 295,228
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 350 383,799
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 125 136,777
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 215 234,243
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 100 110,018
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 195 203,442
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 105 114,578
Series A , RB , 5.00% , 09/01/29 ......... 320 337,620
Pennsylvania Turnpike Commission
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 153,949
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 340,887
Series 2022A , RB , 5.00% , 12/01/29 ..... 90 98,967
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 71,154
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ( AGM ) 350 383,634
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 410 446,282
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 105 114,189

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... USD 270 $ 266,836
5,183,228
Rhode Island — 1.1%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 25 27,108
Rhode Island Health and Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 510 561,509
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 22,020
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 180 191,191
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 133,990
Series 2019A , GO , 5.00% , 05/01/29 ..... 135 147,729
Series 1 , GO , 5.00% , 10/15/29 ........ 70 77,187
Series 2019C , GO , 5.00% , 01/15/31 ..... 175 189,067
Series 2019C , GO , 5.00% , 01/15/32 ..... 260 279,983
1,629,784
South Carolina — 0.5%
South Carolina Public Service Authority, Series
2021B, RB, 5.00%, 12/01/29 ......... 250 272,342
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 100 107,496
Series 2021B , RB , 5.00% , 10/01/29 ..... 280 307,722
687,560
Tennessee — 1.3%
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 200 218,307
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/29 .............. 45 49,573
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. 100 109,392
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 136,648
County of Shelby, Series 2019B, GO,
5.00%, 04/01/30 ................. 80 87,094
County of Williamson
Series 2019 , GO , 5.00% , 04/01/29 ...... 50 54,703
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 131,287
County of Wilson, Series 2019, GO,
5.00%, 04/01/31 ................. 225 243,678
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 115,730
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 219,092
Series 2021A , RB , 5.00% , 07/01/29 ..... 20 21,909
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 71,314
Series 2019A , GO , 5.00% , 09/01/29 ..... 265 280,607
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 143,864
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 20 22,062
1,905,260
Security
Par (000)
Par (000) Value
Texas — 12.9%
Alamo Community College District, Series 2017,
GO, 5.00%, 08/15/29 .............. USD 120 $ 126,241
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 169,626
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 150 164,154
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 186,549
Series 2019A , RB , 5.00% , 08/15/31 ..... 100 108,457
Series 2019A , RB , 5.00% , 08/15/33 ..... 135 145,658
City of Austin
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 262,973
Series 2019 , GO , 5.00% , 09/01/30 ...... 85 92,964
Series 2019 , GO , 5.00% , 09/01/31 ...... 340 370,676
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 405 426,399
Series 2020C , RB , 5.00% , 11/15/29 ..... 125 137,214
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 45 48,429
City of Dallas, GO, 5.00%, 02/15/29 ...... 305 330,363
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 73,733
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 71,164
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 180 195,127
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 162,606
City of Plano, Series 2022, GO, 5.00%, 09/01/29 80 87,582
City of San Antonio
Series 2022 , GO , 5.00% , 02/01/29 ...... 250 272,188
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 27,219
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,048,930
Series 2020 , GO , 5.00% , 08/01/29 ...... 65 71,370
City of San Antonio Electric & Gas Systems
Series 2024D , RB , 5.00% , 02/01/29 ..... 70 75,806
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 213,781
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 379,577
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 25 27,179
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 304,251
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 27,165
County of Bexar, GO, 5.00%, 06/15/29 ..... 40 42,993
County of Harris
Series 2021 , RB , 5.00% , 08/15/29 ...... 540 591,802
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 38,358
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 200 217,031
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 120 130,444
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 157,619
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 543,515
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 370 397,588
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 710 772,093
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 157,681
Series 2019 , RB , 5.00% , 12/01/31 ...... 230 248,398
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 185 202,436
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 65,655
Series 2023B , RB , 5.00% , 11/01/29 ..... 155 169,608
Series 2024 , RB , 5.00% , 11/01/29 ...... 30 32,827
Dallas Independent School District, Series 2022,
GO, 5.00%, 02/15/29 (PSF) .......... 225 245,437

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... USD 200 $ 218,516
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 105 114,832
Fort Bend Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... 230 241,849
Fort Worth Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 25 27,176
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/29 ......... 180 197,753
Hays Consolidated Independent School District,
Series 2018A, GO, 5.00%, 02/15/29 (PSF) . 100 104,723
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 149,399
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 105 114,138
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 322,868
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 67,060
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 169,843
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 197,237
Leander Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... 260 281,753
Lewisville Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 130 142,294
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 50 52,325
Lower Colorado River Authority
Series 2023A , RB , 5.00% , 05/15/29 ( AGM ) 415 450,218
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 55 59,668
Series 2020 , RB , 5.00% , 05/15/32 ...... 165 176,575
Metropolitan Transit Authority of Harris County
Sales & Use Tax, Series 2017B, RB,
5.00%, 11/01/29 ................. 105 110,805
North East Independent School District, Series
2007, GO, 5.25%, 02/01/29 (PSF) ...... 65 71,258
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29 ( AGC )
(a)
215 187,412
Series 2024A , RB , 5.00% , 01/01/29 ..... 160 173,302
Northside Independent School District
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 47,331
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 115 123,614
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 38,061
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 93,127
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 711,850
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 58,818
Port Authority of Houston of Harris County
Texas, Series 2020A-2, GO, 5.00%, 10/01/29 145 159,511
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 142,631
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 70,946
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 215 234,529
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 90 98,469
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 379,777
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 75 81,381
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 230 249,568
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 93,306
Security
Par (000)
Par (000) Value
Texas (continued)
Series B , GO , 5.00% , 10/01/29 ........ USD 100 $ 105,423
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 100 105,160
Series 2022 , RB , 5.00% , 05/15/29 ...... 150 163,997
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 65 70,627
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/29 ...... 55 57,841
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 262,859
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 120,477
Series 2018A , RB , 5.00% , 10/15/29 ..... 100 106,736
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,944
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 148,349
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 549,440
Series 2019A , RB , 5.00% , 04/15/30 ..... 475 520,587
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 100 105,409
Series 2018 , RB , 5.00% , 08/01/29 ...... 500 536,916
Series 2019 , RB , 5.00% , 08/01/29 ...... 65 71,282
Series 2020 , RB , 5.00% , 08/01/29 ...... 100 109,664
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/29 (PSF) ..... 55 60,279
18,984,779
Utah — 1.8%
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 55 60,123
Series 2017B , RB , 5.00% , 10/01/29 ..... 175 185,754
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 95 103,563
Series 2020 , RB , 5.00% , 02/01/30 ...... 150 163,406
County of Utah, Series 2019, RB,
5.00%, 12/01/33 ................. 135 146,453
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 498,962
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 132,049
Series 2020 , GO , 5.00% , 07/01/30 ...... 65 70,610
Series 2019 , GO , 5.00% , 07/01/31 ...... 160 173,231
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 259,337
Series 2020 , GO , 5.00% , 07/01/32 ...... 365 394,408
Series 2019 , GO , 5.00% , 07/01/33 ...... 125 134,863
University of Utah (The)
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 85 93,334
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 148,237
Series 2023A , RB , 5.00% , 08/01/29 ..... 75 82,354
2,646,684
Vermont — 0.2%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 38,585
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 124,878
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/29 ................. 150 165,401
328,864
Virginia — 2.4%
County of Arlington, Series 2019, GO,
4.00%, 06/15/33 ................. 320 332,425
County of Fairfax, Series 2019A, GO,
5.00%, 10/01/30 (SAW) ............ 90 98,220
County of Loudoun, Series 2021B, GO,
5.00%, 12/01/29 ................. 50 55,434

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... USD 175 $ 186,945
Series 2019B , RB , 5.00% , 02/01/29 ..... 160 174,141
Series 2019C , RB , 5.00% , 02/01/29 ..... 90 97,954
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 110 118,534
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 55 60,086
Series 2019A , RB , 5.00% , 02/01/30 ..... 75 81,389
Series 2019B , RB , 5.00% , 02/01/30 ..... 50 54,260
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 135 143,533
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 80,483
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 234,237
Series 2019 , RB , 5.00% , 05/15/32 ...... 155 167,860
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 140 150,769
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 65 68,605
Series 2020A , RB , 5.00% , 08/01/29 ..... 55 60,438
Series 2022A , RB , 5.00% , 08/01/29 ..... 100 109,888
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 518,589
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 50 54,991
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 76,987
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 230 252,957
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 253,895
3,432,620
Washington — 4.3%
City of Seattle
Series 2021 , RB , 5.00% , 09/01/29 ...... 190 209,027
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 115,765
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 77,396
Series 2019A , RB , 5.00% , 04/01/33 ..... 295 318,075
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 581,185
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 250 271,069
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 119,605
Series 2019 , GO , 5.00% , 01/01/30 ...... 185 201,296
Series 2019 , GO , 5.00% , 01/01/32 ...... 420 453,270
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 131,251
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 105 115,781
Series 2021A , GO , 5.00% , 12/01/29 ..... 190 209,508
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 440 463,769
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 110 117,094
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 665 729,356
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 185,882
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 75 81,434
Series 2019D , GO , 5.00% , 06/01/29 ..... 120 129,822
Series 2021D , GO , 5.00% , 06/01/29 ..... 50 54,588
Series 2021A , GO , 5.00% , 08/01/29 ..... 40 43,787
Series 2024A , GO , 5.00% , 08/01/29 ..... 110 120,415
Series R-2018C , GO , 5.00% , 08/01/29 ... 195 205,706
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , GO , 5.00% , 08/01/30 ..... USD 95 $ 103,659
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 180,756
Series 2020A , GO , 5.00% , 08/01/31 ..... 205 223,250
Series 2020B , GO , 5.00% , 06/01/32 ..... 325 351,385
Series 2020A , GO , 5.00% , 08/01/33 ..... 225 243,251
University of Washington, Series 2024B, RB,
5.00%, 07/01/29 ................. 260 284,145
6,321,527
West Virginia — 0.6%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 96,332
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 120,391
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 114,918
Series 2019A , GO , 5.00% , 06/01/33 ..... 270 289,484
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 170 178,735
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 100 109,041
908,901
Wisconsin — 1.4%
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 60 62,503
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 160 175,164
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 93,056
Series 2021B , GO , 5.00% , 05/01/32 ..... 360 390,796
Series 2021B , GO , 5.00% , 05/01/33 ..... 420 454,845
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 257,952
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 295 310,979
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 170,381
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 82,443
1,998,119
Total Long-Term Investments — 98 .8%
(Cost: $ 145,461,305 ) .............................. 144,956,984
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.07%
(c) (d)
......... 422,604 422,647
Total Short-Term Securities — 0 .3%
(Cost: $ 422,647 ) ................................. 422,647
Total Investments — 99 .1%
(Cost: $ 145,883,952 ) .............................. 145,379,631
Other Assets Less Liabilities — 0.9% .................... 1,267,779
Net Assets — 100.0% ...............................
$ 146,647,410
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

2024
iShares Annual Financial Statements And Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF
86
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 48,295 $ 374,343
(a)
$ — $ 9 $ — $ 422,647 422,604 $ 27,399 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 144,956,984 $ — $ 144,956,984
Short-Term Securities
Money Market Funds ...................................... 422,647 — — 422,647
$ 422,647 $ 144,956,984 $ — $ 145,379,631

Statements of Assets and Liabilities
October 31, 2024
87
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2024 Term
Muni Bond ETF
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 415,434,763 $ 480,504,374 $ 488,229,338 $ 474,884,620
Investments, at value — affiliated
(b)
............................................ 105,341 151,169 679,857 311,204
Receivables: – – – –
Dividends — affiliated ................................................... 97 1,098 4,360 5,164
Interest — unaffiliated ................................................... 3,788,142 6,779,462 6,675,149 6,490,789
Total a ssets ...........................................................
419,328,343 487,436,103 495,588,704 481,691,777
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 27,499,999 — 2,319,476 2,108,555
Investment advisory fees ................................................. 59,650 74,299 74,865 72,193
Total li abilities ..........................................................
27,559,649 74,299 2,394,341 2,180,748
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 391,768,694 $ 487,361,804 $ 493,194,363 $ 479,511,029
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 390,968,201 $ 489,459,738 $ 497,121,654 $ 481,176,240
Accumulated earnings (loss) ................................................ 800,493 (2,097,934) (3,927,291) (1,665,211)
NET ASSETS ..........................................................
$ 391,768,694 $ 487,361,804 $ 493,194,363 $ 479,511,029
NET ASSET VALUE
Shares outstanding ......................................................
15,000,000 18,300,000 19,350,000 19,000,000
Net asset value .........................................................
$ 26.12 $ 26.63 $ 25.49 $ 25.24
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 415,485,437 $ 483,349,466 $ 491,664,122 $ 476,953,193
(b)
  Investments, at cost — affiliated ......................................... $ 105,341 $ 151,169 $ 679,857 $ 311,204

Statements of Assets and Liabilities
(continued)
October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
88
See notes to financial statements.
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 368,520,250 $ 144,956,984
Investments, at value — affiliated
(b)
........................................................................... 501,705 422,647
Receivables: – –
Dividends — affiliated .................................................................................. 3,282 5,750
Interest — unaffiliated .................................................................................. 4,808,073 1,824,553
Total a ssets ..........................................................................................
373,833,310 147,209,934
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 2,146,520 540,795
Investment advisory fees ................................................................................ 55,248 21,729
Total li abilities .........................................................................................
2,201,768 562,524
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 371,631,542 $ 146,647,410
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 373,665,354 $ 146,847,449
Accumulated loss ...................................................................................... (2,033,812) (200,039)
NET ASSETS .........................................................................................
$ 371,631,542 $ 146,647,410
NET ASSET VALUE
Shares outstanding .....................................................................................
14,700,000 5,850,000
Net asset value ........................................................................................
$ 25.28 $ 25.07
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 370,971,720 $ 145,461,305
(b)
  Investments, at cost — affiliated ..................................................................... $ 501,705 $ 422,647

Statements of Operations
Year Ended October 31, 2024
89
Statements of Operations
iShares iBonds
Dec 2024 Term
Muni Bond ETF
iShares iBonds
Dec 2025 Term
Muni Bond ETF
iShares iBonds
Dec 2026 Term
Muni Bond ETF
iShares iBonds
Dec 2027 Term
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 20,160 $ 28,078 $ 49,083 $ 47,052
Interest — unaffiliated ................................................... 10,418,155 11,567,538 10,182,779 10,441,547
Total investment income ...................................................
10,438,315 11,595,616 10,231,862 10,488,599
EXPENSES
Investment advisory .................................................... 832,653 952,346 798,184 745,614
Interest expense ...................................................... 643 — — —
Total expenses .........................................................
833,296 952,346 798,184 745,614
Net investment income ....................................................
9,605,019 10,643,270 9,433,678 9,742,985
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,329,461 $ 10,687,813 $ 9,959,424 $ 10,266,991
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (13,275) $ (7,829) $ (506,985) $ (310,249)
Investments — affiliated ............................................... 47 85 439 442
In-kind redemptions — unaffiliated
(a)
....................................... — (1,050,576) — —
(13,228) (1,058,320) (506,546) (309,807)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 6,342,702 11,746,141 10,465,983 10,576,810
Investments — affiliated ............................................... (14) (9) (14) (13)
6,342,688 11,746,132 10,465,969 10,576,797
Net realized and unrealized gain .............................................
6,329,460 10,687,812 9,959,423 10,266,990
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 15,934,479 $ 21,331,082 $ 19,393,101 $ 20,009,975
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
90
iShares iBonds
Dec 2028 Term
Muni Bond ETF
iShares iBonds
Dec 2029 Term
Muni Bond ETF
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 40,547 $ 27,399
Interest — unaffiliated .................................................................................. 7,835,907 2,445,756
Total investment income ..................................................................................
7,876,454 2,473,155
EXPENSES
Investment advisory ................................................................................... 562,730 158,351
Total expenses ........................................................................................
562,730 158,351
Net investment income ...................................................................................
7,313,724 2,314,804
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,986,995 $ (239,968)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (278,822) $ (2,918)
Investments — affiliated .............................................................................. 46 9
(278,776) (2,909)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 9,265,783 (237,060)
Investments — affiliated .............................................................................. (12) —
9,265,771 (237,060)
Net realized and unrealized gain (loss) ........................................................................
8,986,995 (239,969)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 16,300,719 $ 2,074,835
See notes to financial statements.

Statements of Changes in Net Assets
91
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2024 Term Muni Bond ETF iShares iBonds Dec 2025 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,605,019 $ 9,487,433 $ 10,643,270 $ 7,371,447
Net realized loss ................................................ (13,228) (1,628,670) (1,058,320) (50,614)
Net change in unrealized appreciation (depreciation) ........................ 6,342,688 6,662,885 11,746,132 455,736
Net increase in net assets resulting from operations ...........................
15,934,479 14,521,648 21,331,082 7,776,569
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,424,436) (9,314,347) (10,621,010) (6,901,027)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(118,362,329) (7,663,705) (45,406,202) 209,170,763
NET ASSETS
Total increase (decrease) in net assets ................................... (111,852,286) (2,456,404) (34,696,130) 210,046,305
Beginning of year ..................................................
503,620,980 506,077,384 522,057,934 312,011,629
End of year ......................................................
$ 391,768,694 $ 503,620,980 $ 487,361,804 $ 522,057,934
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
92
See notes to financial statements.
iShares iBonds Dec 2026 Term Muni Bond ETF iShares iBonds Dec 2027 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,433,678 $ 4,687,299 $ 9,742,985 $ 5,250,141
Net realized loss ................................................ (506,546) (689,550) (309,807) (218,999)
Net change in unrealized appreciation (depreciation) ........................ 10,465,969 145,984 10,576,797 (2,650,780)
Net increase in net assets resulting from operations ...........................
19,393,101 4,143,733 20,009,975 2,380,362
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(8,988,522) (4,438,111) (9,327,047) (4,955,733)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
159,556,731 112,193,997 170,037,041 128,793,172
NET ASSETS
Total increase in net assets ........................................... 169,961,310 111,899,619 180,719,969 126,217,801
Beginning of year ..................................................
323,233,053 211,333,434 298,791,060 172,573,259
End of year ......................................................
$ 493,194,363 $ 323,233,053 $ 479,511,029 $ 298,791,060
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
93
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2028 Term Muni Bond ETF iShares iBonds Dec 2029 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Period from
05/09/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 7,313,724 $ 3,160,547 $ 2,314,804 $ 50,236
Net realized loss ................................................ (278,776) (12,939) (2,909) (1)
Net change in unrealized appreciation (depreciation) ........................ 9,265,771 (3,519,343) (237,060) (267,261)
Net increase (decrease) in net assets resulting from operations ...................
16,300,719 (371,735) 2,074,835 (217,026)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(6,981,509) (2,880,001) (2,021,550) (36,298)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
134,047,117 133,759,142 139,485,060 7,362,389
NET ASSETS
Total increase in net assets ........................................... 143,366,327 130,507,406 139,538,345 7,109,065
Beginning of period ................................................
228,265,215 97,757,809 7,109,065 —
End of period ....................................................
$ 371,631,542 $ 228,265,215 $ 146,647,410 $ 7,109,065
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
94
iShares iBonds Dec 2024 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ...............................
$ 25.76  $ 25.50  $ 26.88  $ 27.00  $ 26.38
Net investment income
(a)
......................................
0 .54  0 .43  0 .28  0 .24  0 .36
Net realized and unrealized gain (loss)
(b)
............................
0.35  0.25  (1.41) (0.12) 0.62
Net increase (decrease) from investment operations ..................... 0.89  0.68  (1.13) 0.12  0.98
Distributions
(c)
– – – – –
From net investment income ...................................
( 0 .53 ) ( 0 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .36 )
From net realized gain ........................................
—  —  —  —  ( 0 .00 )
(d)
Total distributions ............................................ (0.53) (0.42) (0.25) (0.24) (0.36)
Net asset value, end of year .................................... $ 26.12  $ 25.76  $ 25.50  $ 26.88  $ 27.00
Total Return
(e)
Based on net asset value ....................................... 3.48% 2.72% (4.20)% 0.42% 3.75%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income .........................................
2.08% 1.68% 1.08% 0.90% 1.35%
Supplemental Data
Net assets, end of year (000) ..................................... $ 391,769  $ 503,621  $ 506,077  $ 243,233  $ 179,566
Portfolio turnover rate
(g)
......................................... 22% 0%
(h)
0% 0% 0%
(h)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Rounds to less than $0.01.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
(h)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
95
Financial Highlights
iShares iBonds Dec 2025 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ..............................
$ 26.10  $ 25.89  $ 27.86  $ 28.00  $ 27.13
Net investment income
(a)
.....................................
0 .53  0 .44  0 .25  0 .20  0 .34
Net realized and unrealized gain (loss)
(b)
...........................
0.53  0.18  (2.00) (0.13) 0.88
Net increase (decrease) from investment operations .................... 1.06  0.62  (1.75) 0.07  1.22
Distributions from net investment income
(c)
........................ (0.53) (0.41) (0.22) (0.21) (0.35)
Net asset value, end of year ................................... $ 26.63  $ 26.10  $ 25.89  $ 27.86  $ 28.00
Total Return
(d)
Based on net asset value ...................................... 4.09% 2.41% (6.31)% 0.23% 4.53%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ........................................
2.01% 1.67% 0.93% 0.73% 1.21%
Supplemental Data
Net assets, end of year (000) .................................... $ 487,362  $ 522,058  $ 312,012  $ 182,490  $ 119,021
Portfolio turnover rate
(f)
........................................ 0%
(g)
1% 0% 0%
(g)
0%
(g)
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
96
iShares iBonds Dec 2026 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .................................
$ 24.77  $ 24.57  $ 26.78  $ 26.81  $ 25.89
Net investment income
(a)
........................................
0 .54  0 .40  0 .21  0 .18  0 .30
Net realized and unrealized gain (loss)
(b)
..............................
0.70  0.18  (2.23) (0.03) 0.92
Net increase (decrease) from investment operations ....................... 1.24  0.58  (2.02) 0.15  1.22
Distributions from net investment income
(c)
........................... (0.52) (0.38) (0.19) (0.18) (0.30)
Net asset value, end of year ...................................... $ 25.49  $ 24.77  $ 24.57  $ 26.78  $ 26.81
Total Return
(d)
Based on net asset value ......................................... 5.04% 2.34% (7.55)% 0.54% 4.80%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
2.13% 1.60% 0.83% 0.66% 1.13%
Supplemental Data
Net assets, end of year (000) ....................................... $ 493,194  $ 323,233  $ 211,333  $ 123,202  $ 62,997
Portfolio turnover rate
(f)
........................................... 5% 5% 2% 2% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
97
Financial Highlights
iShares iBonds Dec 2027 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ................................
$ 24.39  $ 24.31  $ 26.87  $ 26.92  $ 25.97
Net investment income
(a)
.......................................
0 .59  0 .52  0 .32  0 .24  0 .33
Net realized and unrealized gain (loss)
(b)
.............................
0.84  0.05  (2.62) (0.05) 0.95
Net increase (decrease) from investment operations ...................... 1.43  0.57  (2.30) 0.19  1.28
Distributions from net investment income
(c)
.......................... (0.58) (0.49) (0.26) (0.24) (0.33)
Net asset value, end of year ..................................... $ 25.24  $ 24.39  $ 24.31  $ 26.87  $ 26.92
Total Return
(d)
Based on net asset value ........................................ 5.87% 2.34% (8.60)% 0.72% 5.00%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
2.35% 2.06% 1.26% 0.89% 1.24%
Supplemental Data
Net assets, end of year (000) ...................................... $ 479,511  $ 298,791  $ 172,573  $ 61,802  $ 37,687
Portfolio turnover rate
(f)
.......................................... 3% 3% 0% 0%
(g)
0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
98
iShares iBonds Dec 2028 Term Muni Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ................................
$ 24.28  $ 24.14  $ 27.07  $ 27.12  $ 26.10
Net investment income
(a)
.......................................
0 .59  0 .49  0 .30  0 .30  0 .36
Net realized and unrealized gain (loss)
(b)
.............................
0.98  0.10  (2.94) (0.05) 1.00
Net increase (decrease) from investment operations ...................... 1.57  0.59  (2.64) 0.25  1.36
Distributions from net investment income
(c)
.......................... (0.57) (0.45) (0.29) (0.30) (0.34)
Net asset value, end of year ..................................... $ 25.28  $ 24.28  $ 24.14  $ 27.07  $ 27.12
Total Return
(d)
Based on net asset value ........................................ 6.51% 2.43% (9.82)% 0.90% 5.26%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
2.34% 1.95% 1.18% 1.08% 1.33%
Supplemental Data
Net assets, end of year (000) ...................................... $ 371,632  $ 228,265  $ 97,758  $ 71,733  $ 51,525
Portfolio turnover rate
(f)
.......................................... 3% 0%
(g)
0% 0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
99
Financial Highlights
iShares iBonds Dec 2029 Term Muni
Bond ETF
Year Ended
10/31/24
Period from
05/09/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 23.70  $ 25.00
Net investment income
(b)
.................................................................................
0 .66  0 .29
Net realized and unrealized gain (loss)
(c)
.......................................................................
1.32  (1.39)
Net increase (decrease) from investment operations ................................................................ 1.98  (1.10)
Distributions from net investment income
(d)
.................................................................... (0.61) (0.20)
Net asset value, end of period .............................................................................. $ 25.07  $ 23.70
Total Return
(e)
Based on net asset value .................................................................................. 8.38% (4.45)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.18% 0.18%
(h)
Net investment income ....................................................................................
2.63% 2.47%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 146,647  $ 7,109
Portfolio turnover rate
(i)
.................................................................................... 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements and Additional Information
100
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
iShares ETF
Diversification
Classification
iBonds Dec 2024 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2025 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2026 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2027 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2028 Term Muni Bond ......................................................................................... Diversified
iBonds Dec 2029 Term Muni Bond ......................................................................................... Non-Diversified

Notes to Financial Statements
(continued)
101
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
iBonds Dec 2024 Term Muni Bond ...................................................................................... 0.18%
iBonds Dec 2025 Term Muni Bond ...................................................................................... 0.18
iBonds Dec 2026 Term Muni Bond ...................................................................................... 0.18
iBonds Dec 2027 Term Muni Bond ...................................................................................... 0.18
iBonds Dec 2028 Term Muni Bond ...................................................................................... 0.18
iBonds Dec 2029 Term Muni Bond ...................................................................................... 0.18

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
102
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
iBonds Dec 2024 Term Muni Bond .......................................................... $ 51,573,070 $ 28,326,224 $ —
iBonds Dec 2025 Term Muni Bond .......................................................... — 200,292 —
iBonds Dec 2026 Term Muni Bond .......................................................... — 1,101,516 —
iBonds Dec 2027 Term Muni Bond .......................................................... — 425,847 —
iBonds Dec 2029 Term Muni Bond .......................................................... — 125,308 —
iShares ETF Purchases Sales
iBonds Dec 2024 Term Muni Bond .......................................................................... $ 75,513,056 $ 453,771,464
iBonds Dec 2025 Term Muni Bond .......................................................................... 49,096,616 394,145
iBonds Dec 2026 Term Muni Bond .......................................................................... 194,675,094 23,795,020
iBonds Dec 2027 Term Muni Bond .......................................................................... 193,842,716 14,189,281
iBonds Dec 2028 Term Muni Bond .......................................................................... 150,816,869 8,764,691
iBonds Dec 2029 Term Muni Bond .......................................................................... 139,821,638 220,342
iShares ETF
In-kind
Sales
iBonds Dec 2025 Term Muni Bond .......................................................................................... $ 81,823,430
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2025 Term Muni Bond ............................................................... $ (1,050,732) $ 1,050,732
—

Notes to Financial Statements
(continued)
103
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
iBonds Dec 2024 Term Muni Bond
Tax-exempt income .................................................................................... $ 9,121,047 $ 9,314,047
Ordinary income ...................................................................................... 303,389 300
$ 9,424,436 $ 9,314,347
iBonds Dec 2025 Term Muni Bond
Tax-exempt income .................................................................................... $ 10,595,670 $ 6,896,750
Ordinary income ...................................................................................... 25,340 4,277
$ 10,621,010 $ 6,901,027
iBonds Dec 2026 Term Muni Bond
Tax-exempt income .................................................................................... $ 8,987,851 $ 4,437,727
Ordinary income ...................................................................................... 671 384
$ 8,988,522 $ 4,438,111
iBonds Dec 2027 Term Muni Bond
Tax-exempt income .................................................................................... $ 9,324,723 $ 4,955,719
Ordinary income ...................................................................................... 2,324 14
$ 9,327,047 $ 4,955,733
iBonds Dec 2028 Term Muni Bond
Tax-exempt income .................................................................................... $ 6,980,963 $ 2,879,352
Ordinary income ...................................................................................... 546 649
$ 6,981,509 $ 2,880,001
iShares ETF
Year Ended
10/31/24
Period from
05/09/23 to
10/31/23
iBonds Dec 2029 Term Muni Bond
Tax-exempt income ......................................................................................... $ 2,014,787 $ 36,284
Ordinary income ........................................................................................... 6,763 14
$ 2,021,550 $ 36,298
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2024 Term Muni Bond ........................................... $ 910,659 $ (59,492) $ (50,674) $ 800,493
iBonds Dec 2025 Term Muni Bond ........................................... 806,227 (58,672) (2,845,489) (2,097,934)
iBonds Dec 2026 Term Muni Bond ........................................... 905,482 (1,397,988) (3,434,785) (3,927,291)
iBonds Dec 2027 Term Muni Bond ........................................... 941,200 (531,012) (2,075,399) (1,665,211)
iBonds Dec 2028 Term Muni Bond ........................................... 720,113 (302,455) (2,451,470) (2,033,812)
iBonds Dec 2029 Term Muni Bond ........................................... 307,193 (2,911) (504,321) (200,039)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2024 Term Muni Bond ...................................... $ 415,590,778 $ 1,568 $ (52,242) $ (50,674)
iBonds Dec 2025 Term Muni Bond ...................................... 483,501,032 91,063 (2,936,552) (2,845,489)
iBonds Dec 2026 Term Muni Bond ...................................... 492,343,980 536,681 (3,971,466) (3,434,785)
iBonds Dec 2027 Term Muni Bond ...................................... 477,271,223 1,161,903 (3,237,302) (2,075,399)
iBonds Dec 2028 Term Muni Bond ...................................... 371,473,425 1,371,908 (3,823,378) (2,451,470)
iBonds Dec 2029 Term Muni Bond ...................................... 145,883,952 486,276 (990,597) (504,321)

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
104
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
105
Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2024 Term Muni Bond ETF ceased trading after the close of business on December 2, 2024, when all of the bonds included in the Fund's underlying index matured. Proceeds of the liquidation are currently scheduled to be sent to shareholders on December 5, 2024.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Dec 2024 Term Muni Bond
Shares sold 550,000 $ 14,263,314 4,250,000 $ 109,452,095
Shares redeemed
(5,100,000) (132,625,643) (4,550,000) (117,115,800)
(4,550,000) $ (118,362,329) (300,000) $ (7,663,705)
iBonds Dec 2025 Term Muni Bond
Shares sold 1,550,000 $ 40,812,308 7,950,000 $ 209,170,763
Shares redeemed
(3,250,000) (86,218,510) — —
(1,700,000) $ (45,406,202) 7,950,000 $ 209,170,763
iBonds Dec 2026 Term Muni Bond
Shares sold 6,300,000 $ 159,556,731 4,600,000 $ 115,920,279
Shares redeemed
— — (150,000) (3,726,282)
6,300,000 $ 159,556,731 4,450,000 $ 112,193,997
iBonds Dec 2027 Term Muni Bond
Shares sold 6,750,000 $ 170,037,041 5,150,000 $ 128,793,172
iBonds Dec 2028 Term Muni Bond
Shares sold 5,300,000 $ 134,047,117 5,350,000 $ 133,759,142
Year Ended
10/31/24
Period Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Dec 2029 Term Muni Bond
(a)
Shares sold 5,550,000 $ 139,485,060 300,000 $ 7,362,389
(a)
The Fund commenced operations on May 9, 2023.

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Financial Statements and Additional Information
106
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period May 9, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2024 Term Muni Bond ETF
(1)
iShares iBonds Dec 2025 Term Muni Bond ETF
(1)
iShares iBonds Dec 2026 Term Muni Bond ETF
(1)
iShares iBonds Dec 2027 Term Muni Bond ETF
(1)
iShares iBonds Dec 2028 Term Muni Bond ETF
(1)
iShares iBonds Dec 2029 Term Muni Bond ETF
(2)

Important Tax Information
(unaudited)
107
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF Interest Dividends
iBonds Dec 2024 Term Muni Bond ....................................................................................... $ 303,389
iBonds Dec 2025 Term Muni Bond ....................................................................................... 25,340
iBonds Dec 2026 Term Muni Bond ....................................................................................... 671
iBonds Dec 2027 Term Muni Bond ....................................................................................... 2,324
iBonds Dec 2028 Term Muni Bond ....................................................................................... 546
iBonds Dec 2029 Term Muni Bond ....................................................................................... 6,763
iShares ETF
Interest-Related
Dividends
iBonds Dec 2024 Term Muni Bond ....................................................................................... $ 303,389
iBonds Dec 2025 Term Muni Bond ....................................................................................... 25,340
iBonds Dec 2026 Term Muni Bond ....................................................................................... 671
iBonds Dec 2027 Term Muni Bond ....................................................................................... 2,324
iBonds Dec 2028 Term Muni Bond ....................................................................................... 546
iBonds Dec 2029 Term Muni Bond ....................................................................................... 6,763

Additional Information
2024
iShares Annual Financial Statements and Additional Information
108
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
109
Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Muni Bond ETF, iShares iBonds
Dec 2027 Term Muni Bond ETF, iShares iBonds Dec 2028 Term Muni Bond ETF, iShares iBonds Dec 2029 Term Muni Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
110
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
111
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
iShares TIPS Bond ETF | TIP | NYSE Arca
iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2024
iShares
®
0-5 Year TIPS Bond ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/25 - 01/15/27 ........... USD 273,413 $ 274,091,252
2.00% , 01/15/26 .................. 87,836 87,556,254
1.75% , 01/15/28 .................. 84,931 84,727,807
3.63% , 04/15/28 .................. 164,339 173,846,357
2.50% , 01/15/29 .................. 109,894 112,836,084
3.88% , 04/15/29 .................. 175,933 190,786,487
U.S. Treasury Inflation Linked Notes
0.25% , 01/15/25 - 07/15/29 ........... 716,556 692,529,050
0.13% , 04/15/25 - 04/15/27 ........... 2,217,849 2,157,926,361
0.38% , 07/15/25 - 07/15/27 ........... 1,062,018 1,034,780,199
0.63% , 01/15/26 .................. 369,597 362,566,532
1.63% , 10/15/27 - 10/15/29 ........... 638,454 635,888,795
0.50% , 01/15/28
(a)
................. 385,706 369,911,301
1.25% , 04/15/28 .................. 539,719 528,545,642
0.75% , 07/15/28 .................. 173,984 168,086,465
2.38% , 10/15/28 .................. 400,390 409,845,174
0.88% , 01/15/29 .................. 332,091 319,463,495
2.13% , 04/15/29 .................. 437,264 441,893,917
Total Long-Term Investments — 99 .0%
(Cost: $ 8,201,721,431 ) ............................ 8,045,281,172
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 478,134,839 $ 478,134,839
Total Short-Term Securities — 5 .9%
(Cost: $ 478,134,839 ) .............................. 478,134,839
Total Investments — 104 .9%
(Cost: $ 8,679,856,270 ) ............................ 8,523,416,011
Liabilities in Excess of Other Assets — (4.9) % ............. (397,516,045)
Net Assets — 100.0% ...............................
$ 8,125,899,966
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 50,020,000 $ 428,114,839
(a)
$ — $ — $ — $ 478,134,839 478,134,839 $ 5,149,971
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 8,045,281,172 $ — $ 8,045,281,172
Short-Term Securities
Money Market Funds ...................................... 478,134,839 — — 478,134,839
$ 478,134,839 $ 8,045,281,172 $ — $ 8,523,416,011

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
TIPS Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 .................. USD 241,696 $ 240,925,898
2.38% , 01/15/27 .................. 174,227 176,014,830
1.75% , 01/15/28 .................. 209,919 209,417,516
3.63% , 04/15/28 .................. 231,506 244,898,895
2.50% , 01/15/29 .................. 211,738 217,407,043
3.88% , 04/15/29 .................. 252,724 274,060,941
3.38% , 04/15/32 .................. 54,022 59,597,294
2.13% , 02/15/40 - 02/15/54 ........... 525,342 524,669,026
0.75% , 02/15/42 - 02/15/45 ........... 616,699 482,570,899
0.63% , 02/15/43 .................. 212,089 163,455,755
1.38% , 02/15/44 .................. 302,191 264,423,680
1.00% , 02/15/46 - 02/15/49 ........... 452,121 354,923,492
0.88% , 02/15/47 .................. 208,442 159,829,456
0.25% , 02/15/50 .................. 218,657 136,637,870
0.13% , 02/15/51 .................. 216,376 128,110,748
0.13% , 02/15/52
(a)
................. 247,986 145,183,790
1.50% , 02/15/53 .................. 237,044 203,369,603
U.S. Treasury Inflation Linked Notes
0.13% , 10/15/25 - 01/15/32 ........... 4,941,161 4,585,593,652
0.63% , 01/15/26 - 07/15/32 ........... 1,045,840 977,159,093
0.38% , 01/15/27 - 07/15/27 ........... 960,609 928,370,627
1.63% , 10/15/27 - 10/15/29 ........... 933,486 929,652,914
0.50% , 01/15/28
(a)
................. 525,267 503,756,558
1.25% , 04/15/28 .................. 577,656 565,696,498
0.75% , 07/15/28 .................. 405,354 391,614,920
2.38% , 10/15/28 .................. 581,205 594,929,525
0.88% , 01/15/29 .................. 394,246 379,254,517
2.13% , 04/15/29 .................. 590,402 596,654,218
0.25% , 07/15/29 .................. 474,961 443,249,193
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13% , 01/15/33 .................. USD 673,836 $ 632,523,145
1.38% , 07/15/33 .................. 633,382 606,051,576
1.75% , 01/15/34 .................. 663,394 650,786,292
1.88% , 07/15/34 .................. 510,364 506,758,364
Total Long-Term Investments — 99 .4%
(Cost: $ 19,348,082,164 ) ............................ 17,277,547,828
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 81,660,117 81,660,117
Total Short-Term Securities — 0 .5%
(Cost: $ 81,660,117 ) ............................... 81,660,117
Total Investments — 99 .9%
(Cost: $ 19,429,742,281 ) ............................ 17,359,207,945
Other Assets Less Liabilities — 0.1% .................... 19,450,064
Net Assets — 100.0% ...............................
$ 17,378,658,009
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 37,830,000 $ 43,830,117
(a)
$ — $ — $ — $ 81,660,117 81,660,117 $ 1,521,741
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
October 31, 2024
iShares
®
TIPS Bond ETF
Schedules of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 17,277,547,828 $ — $ 17,277,547,828
Short-Term Securities
Money Market Funds ...................................... 81,660,117 — — 81,660,117
$ 81,660,117 $ 17,277,547,828 $ — $ 17,359,207,945

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
U.S. Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 .................. USD 381,964 $ 403,718,042
5.50% , 08/15/28 .................. 2,755 2,893,298
5.00% , 05/15/37 .................. 47,454 50,672,081
4.38% , 02/15/38 - 08/15/43 ........... 473,492 471,433,521
4.50% , 05/15/38 .................. 18,244 18,526,721
3.50% , 02/15/39 .................. 23,575 21,395,973
4.25% , 05/15/39 - 08/15/54 ........... 348,000 335,857,755
1.13% , 05/15/40 - 08/15/40 ........... 244,247 151,675,889
3.88% , 08/15/40 - 05/15/43 ........... 45,272 42,072,439
1.38% , 11/15/40 - 08/15/50 ........... 217,791 130,746,561
1.88% , 02/15/41 - 11/15/51 ........... 1,613,579 969,329,216
4.75% , 02/15/41 - 11/15/53 ........... 122,687 127,405,348
2.25% , 05/15/41 - 02/15/52 ........... 212,320 144,927,885
2.00% , 11/15/41 - 08/15/51 ........... 165,970 101,028,673
3.13% , 11/15/41 - 02/15/43 ........... 135,656 111,208,395
2.38% , 02/15/42 - 05/15/51 ........... 29,054 19,699,764
3.25% , 05/15/42 .................. 5,479 4,610,753
2.75% , 11/15/42 - 11/15/47 ........... 649,267 499,823,646
2.88% , 05/15/43 - 05/15/52 ........... 682,680 518,076,372
3.63% , 08/15/43 - 05/15/53 ........... 217,905 187,087,000
3.75% , 11/15/43 .................. 519,379 463,201,215
3.38% , 05/15/44 - 11/15/48 ........... 115,975 96,682,017
3.00% , 11/15/44 - 08/15/52 ........... 356,407 272,310,092
2.50% , 02/15/46 - 05/15/46 ........... 663,103 470,712,145
1.63% , 11/15/50 .................. 97,177 53,709,327
4.00% , 11/15/52 .................. 207,008 190,221,129
4.13% , 08/15/53 .................. 90,037 84,606,737
4.63% , 05/15/54 .................. 167,836 171,743,841
U.S. Treasury Bonds STRIPS
0.00% , 02/15/29 - 05/15/43
(a)
.......... 188,044 117,253,225
U.S. Treasury Notes
0.25% , 08/31/25 - 10/31/25 ........... 410,146 393,968,248
5.00% , 08/31/25 .................. 1,101 1,105,851
3.00% , 10/31/25 .................. 42,183 41,640,125
2.25% , 11/15/25 - 11/15/27 ........... 1,238,635 1,182,279,935
4.50% , 11/15/25 - 11/15/33 ........... 894,085 902,350,748
0.38% , 11/30/25 - 07/31/27 ........... 740,462 706,645,334
2.88% , 11/30/25 - 05/15/32 ........... 685,645 650,875,625
3.88% , 01/15/26 - 08/15/34 ........... 838,714 823,412,251
1.63% , 02/15/26 - 05/15/31 ........... 1,120,170 1,047,386,145
0.50% , 02/28/26 - 08/31/27 ........... 668,551 628,437,617
2.50% , 02/28/26 - 03/31/27 ........... 83,698 81,037,146
0.75% , 03/31/26 - 01/31/28 ........... 932,847 879,969,256
2.38% , 04/30/26 - 05/15/29 ........... 545,044 509,078,446
3.63% , 05/15/26 - 03/31/30 ........... 566,849 556,866,664
4.13% , 06/15/26 - 11/15/32 ........... 1,006,747 1,004,348,140
0.88% , 06/30/26 - 09/30/26 ........... 323,581 305,339,722
0.63% , 07/31/26 - 08/15/30 ........... 787,087 701,513,262
1.88% , 07/31/26 - 02/15/32 ........... 386,881 342,405,784
1.50% , 08/15/26 - 02/15/30 ........... 666,859 608,788,350
4.38% , 08/15/26 - 05/15/34 ........... 835,728 840,630,547
4.63% , 09/15/26 - 09/30/30 ........... 656,819 664,844,691
1.13% , 10/31/26 - 08/31/28 ........... 181,948 170,559,603
2.00% , 11/15/26 .................. 141,261 135,401,258
1.25% , 11/30/26 - 08/15/31 ........... 896,606 809,391,953
4.00% , 01/15/27 - 02/15/34 ........... 1,509,550 1,495,163,519
4.25% , 03/15/27 - 06/30/29 ........... 426,401 427,705,417
2.75% , 04/30/27 - 08/15/32 ........... 994,073 942,166,383
2.63% , 05/31/27 - 07/31/29 ........... 1,186,300 1,114,901,779
3.75% , 08/15/27 - 12/31/30 ........... 398,003 390,703,472
1.00% , 07/31/28 .................. 189,630 169,007,737
1.38% , 10/31/28 - 11/15/31 ........... 1,982,378 1,656,403,927
3.13% , 11/15/28 - 08/31/29 ........... 1,163,892 1,117,729,795
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.25% , 06/30/29 .................. USD 2,895 $ 2,782,321
3.50% , 09/30/29
(b)
................. 129,330 125,601,465
3.50% , 01/31/30 - 02/15/33 ........... 414,217 395,737,968
4.88% , 10/31/30 .................. 140,042 144,981,970
3.38% , 05/15/33 .................. 230,370 215,792,086
Total Long-Term Investments — 98 .7%
(Cost: $ 30,145,923,378 ) ............................ 28,419,583,600
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(c) (d) (e)
................ 187,542,615 187,542,615
Total Short-Term Securities — 0 .7%
(Cost: $ 187,542,615 ) .............................. 187,542,615
Total Investments — 99 .4%
(Cost: $ 30,333,465,993 ) ............................ 28,607,126,215
Other Assets Less Liabilities — 0.6% .................... 161,390,888
Net Assets — 100.0% ...............................
$ 28,768,517,103
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
October 31, 2024
iShares
®
U.S. Treasury Bond ETF
Schedules of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 35,890,000 $ 151,652,615
(a)
$ — $ — $ — $ 187,542,615 187,542,615 $ 5,391,133
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 28,419,583,600 $ — $ 28,419,583,600
Short-Term Securities
Money Market Funds ...................................... 187,542,615 — — 187,542,615
$ 187,542,615 $ 28,419,583,600 $ — $ 28,607,126,215

Statements of Assets and Liabilities

October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares 0-5
Year TIPS Bond
ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 8,045,281,172 $ 17,277,547,828 $ 28,419,583,600
Investments, at value — affiliated
(c)
............................................................ 478,134,839 81,660,117 187,542,615
Cash ............................................................................... 446,451 — —
Receivables: – – –
Investment s sold ...................................................................... — 569,709,817 332,179,045
Securities lending income — affiliated ........................................................ — 350 64,875
Capital shares sold ..................................................................... 980,226 — 111,993
Dividends — affiliated ................................................................... 950,211 83,679 221,257
Interest — unaffiliated ................................................................... 9,866,178 33,359,977 259,092,955
From the Manager ..................................................................... — 1,733 —
Total a ssets ...........................................................................
8,535,659,077 17,962,363,501 29,198,796,340
LIABILITIES
Bank overdraft .......................................................................... — — 29,934
Collateral on securities loaned ............................................................... 62,625,000 49,732,489 127,295,822
Payables: – – –
Investments purchased .................................................................. 346,935,985 531,034,381 301,758,931
Capital shares redeemed ................................................................. — 109,994 —
Investment advisory fees ................................................................. 198,126 2,828,628 1,194,550
Total li abilities ..........................................................................
409,759,111 583,705,492 430,279,237
Commitments and contingent liabilities — — 1
NET ASSETS ..........................................................................
$ 8,125,899,966 $ 17,378,658,009 $ 28,768,517,103
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 8,533,747,329 $ 20,703,610,517 $ 31,724,061,198
Accumulated loss ....................................................................... (407,847,363) (3,324,952,508) (2,955,544,095)
NET ASSETS ..........................................................................
$ 8,125,899,966 $ 17,378,658,009 $ 28,768,517,103
NET ASSET VALUE
Shares outstanding ......................................................................
80,700,000 160,500,000 1,260,600,000
Net asset value .........................................................................
$ 100.69 $ 108.28 $ 22.82
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 8,201,721,431 $ 19,348,082,164 $ 30,145,923,378
(b)
  Securities loaned, at value .......................................................... $ 61,000,000 $ 48,966,154 $ 124,247,248
(c)
  Investments, at cost — affiliated ....................................................... $ 478,134,839 $ 81,660,117 $ 187,542,615

Statements of Operations
Year Ended October 31, 2024
9
Statements of Operations
iShares 0-5
Year TIPS Bond
ETF
iShares TIPS
Bond ETF
iShares U.S.
Treasury Bond
ETF
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 5,109,135 $ 1,447,346 $ 5,275,466
Interest — unaffiliated
(a)
.................................................................. 196,728,626 477,063,220 800,987,481
Securities lending income — affiliated — net ................................................... 40,836 74,395 115,667
Total investment income ...................................................................
201,878,597 478,584,961 806,378,614
EXPENSES
Investment advisory .................................................................... 2,437,647 34,266,765 12,582,086
Interest expense ...................................................................... — 8,993 50
Total expenses .........................................................................
2,437,647 34,275,758 12,582,136
Less: – – –
Payment by affiliate .................................................................... — (1,733) —
Total ex penses after payment by affiliate ........................................................
2,437,647 34,274,025 12,582,136
Net investment income ....................................................................
199,440,950 444,310,936 793,796,478
REALIZED AND UNREALIZED GAIN (LOSS) $ 333,208,130 $ 1,077,910,354 $ 1,127,225,569
Net realized loss from:
Investments — unaffiliated ............................................................. $ (33,573,046) $ (406,973,554) $ (307,595,934)
In-kind redemptions — unaffiliated
(b)
....................................................... (60,033,025) (391,975,332) (11,411,774)
(93,606,071) (798,948,886) (319,007,708)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 426,814,202 1,876,859,240 1,446,233,277
Net realized and unrealized gain .............................................................
333,208,131 1,077,910,354 1,127,225,569
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 532,649,081 $ 1,522,221,290 $ 1,921,022,047
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares 0-5 Year TIPS Bond ETF iShares TIPS Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 199,440,950 $ 353,156,892 $ 444,310,936 $ 645,192,196
Net realized loss ................................................ (93,606,071) (305,834,700) (798,948,886) (1,231,933,503)
Net change in unrealized appreciation (depreciation) ........................ 426,814,202 262,862,870 1,876,859,240 468,465,491
Net increase (decrease) in net assets resulting from operations ...................
532,649,081 310,185,062 1,522,221,290 (118,275,816)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(227,576,729) (315,980,634) (516,827,400) (558,157,389)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(1,318,206,430) (2,978,988,307) (3,347,148,208) (4,585,020,593)
NET ASSETS
Total decrease in net assets .......................................... (1,013,134,078) (2,984,783,879) (2,341,754,318) (5,261,453,798)
Beginning of year ..................................................
9,139,034,044 12,123,817,923 19,720,412,327 24,981,866,125
End of year ......................................................
$ 8,125,899,966 $ 9,139,034,044 $ 17,378,658,009 $ 19,720,412,327
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Treasury Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 793,796,478 $ 613,045,410
Net realized loss .................................................................................. (319,007,708) (543,955,570)
Net change in unrealized appreciation (depreciation) .......................................................... 1,446,233,277 (317,384,856)
Net increase (decrease) in net assets resulting from operations .....................................................
1,921,022,047 (248,295,016)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(773,180,984) (599,704,339)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
5,021,537,488 2,205,223,696
NET ASSETS
Total increase in net assets ............................................................................. 6,169,378,551 1,357,224,341
Beginning of year ....................................................................................
22,599,138,552 21,241,914,211
End of year ........................................................................................
$ 28,768,517,103 $ 22,599,138,552
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
12
iShares 0-5 Year TIPS Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .................................
$ 97.07  $ 97.18  $ 105.95  $ 103.32  $ 100.17
Net investment income
(a)
........................................
2 .43  2 .88  6 .31  4 .52  1 .62
Net realized and unrealized gain (loss)
(b)
..............................
3.95  (0.40) (8.83) 2.17  2.85
Net increase (decrease) from investment operations ....................... 6.38  2.48  (2.52) 6.69  4.47
Distributions from net investment income
(c)
........................... (2.76) (2.59) (6.25) (4.06) (1.32)
Net asset value, end of year ...................................... $ 100.69  $ 97.07  $ 97.18  $ 105.95  $ 103.32
Total Return
(d)
Based on net asset value ......................................... 6.67% 2.56% (2.51)% 6.55% 4.49%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.05% 0.06%
Net investment income ...........................................
2.45% 2.95% 6.15% 4.28% 1.59%
Supplemental Data
Net assets, end of year (000) ....................................... $ 8,125,900  $ 9,139,034  $ 12,123,818  $ 7,495,692  $ 2,841,229
Portfolio turnover rate
(f)
........................................... 25% 30% 27% 36% 72%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
iShares TIPS Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ...............................
$ 102.71  $ 106.26  $ 128.61  $ 125.29  $ 116.11
Net investment income
(a)
......................................
2 .56  3 .09  7 .63  4 .90  1 .56
Net realized and unrealized gain (loss)
(b)
............................
5.96  (3.93) (21.96) 3.33  8.87
Net increase (decrease) from investment operations ..................... 8.52  (0.84) (14.33) 8.23  10.43
Distributions from net investment income
(c)
......................... (2.95) (2.71) (8.02) (4.91) (1.25)
Net asset value, end of year .................................... $ 108.28  $ 102.71  $ 106.26  $ 128.61  $ 125.29
Total Return
(d)
Based on net asset value ....................................... 8.41%
(e)
(0.87)% (11.62)% 6.67% 9.02%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.18%
(g)
0.19% 0.19% 0.19% 0.19%
Net investment income .........................................
2.40% 2.89% 6.36% 3.84% 1.29%
Supplemental Data
Net assets, end of year (000) ..................................... $ 17,378,658  $ 19,720,412  $ 24,981,866  $ 35,868,635  $ 23,956,337
Portfolio turnover rate
(h)
......................................... 22% 18% 20% 34% 53%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes a payment from affiliate. Not including this payment, total expenses would have been 0.18%.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
14
iShares U.S. Treasury Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ................................
$ 21.72  $ 22.40  $ 26.46  $ 27.66  $ 26.28
Net investment income
(a)
.......................................
0 .72  0 .59  0 .38  0 .25  0 .39
Net realized and unrealized gain (loss)
(b)
.............................
1.08  (0.70) (4.11) (0.96) 1.40
Net increase (decrease) from investment operations ...................... 1.80  (0.11) (3.73) (0.71) 1.79
Distributions
(c)
– – – – –
From net investment income ....................................
( 0 .70 ) ( 0 .57 ) ( 0 .33 ) ( 0 .25 ) ( 0 .41 )
From net realized gain .........................................
—  —  —  ( 0 .24 ) —
Total distributions ............................................. (0.70) (0.57) (0.33) (0.49) (0.41)
Net asset value, end of year ..................................... $ 22.82  $ 21.72  $ 22.40  $ 26.46  $ 27.66
Total Return
(d)
Based on net asset value ........................................ 8.37% (0.54)% (14.21)% (2.58)% 6.84%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.05% 0.05% 0.05% 0.09% 0.15%
Net investment income ..........................................
3.15% 2.57% 1.57% 0.95% 1.43%
Supplemental Data
Net assets, end of year (000) ...................................... $ 28,768,517  $ 22,599,139  $ 21,241,914  $ 15,665,181  $ 15,037,638
Portfolio turnover rate
(f)
.......................................... 18% 23% 50% 128% 91%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is
iShares ETF
Diversification
Classification
0-5 Year TIPS Bond ................................................................................................... Diversified
TIPS Bond ......................................................................................................... Diversified
U.S. Treasury Bond ................................................................................................... Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
16
not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the TIPS Bond, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Ot p
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 8, 2024, ETF Services were performed by State Street Bank and Trust Company for iShares 0-5 Year TIPS Bond ETF and iShares U.S. Treasury Bond ETF.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company for iShares TIPS Bond ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-5 Year TIPS Bond
Morgan Stanley ....................................... $ 61,000,000 $ (61,000,000) $ – $ –
m
TIPS Bond
Goldman Sachs & Co. LLC ............................... $ 28,226,154 $ (28,226,154) $ – $ –
Morgan Stanley ....................................... 20,740,000 (20,740,000) – –
$ 48,966,154 $ (48,966,154) $ – $ –
U.S. Treasury Bond
BofA Securities, Inc. .................................... $ 48,558,550 $ (48,558,550) $ – $ –
HSBC Bank plc ....................................... 137,324 (137,324) – –
Morgan Stanley ....................................... 23,952,767 (23,952,767) – –
SG Americas Securities LLC .............................. 51,598,607 (51,598,607) – –
$ 124,247,248 $ (124,247,248) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-5 Year TIPS Bond ................................................................................................ 0.03%
U.S. Treasury Bond ................................................................................................ 0.05
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
18
fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
For the year ended October 31, 2024, iShares TIPS Bond ETF received a reimbursement of $1,733 from an affiliate, which is included in payment by affiliate in the
Statements of Operations, related to an operating event.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
iShares ETF Amounts
0-5 Year TIPS Bond ....................................................................................................... $ 10,882
TIPS Bond ............................................................................................................. 22,213
U.S. Treasury Bond ....................................................................................................... 32,335
U.S. Government Securities
iShares ETF Purchases Sales
0-5 Year TIPS Bond .................................................................................... $ 2,054,956,700 $ 2,499,945,923
TIPS Bond .......................................................................................... 4,068,425,704 4,385,572,113
U.S. Treasury Bond .................................................................................... 4,593,650,485 4,599,569,327
iShares ETF
In-kind
Purchases
In-kind
Sales
0-5 Year TIPS Bond .................................................................................... $ 1,562,308,700 $ 3,019,344,240
TIPS Bond .......................................................................................... 5,426,851,677 8,773,390,602
U.S. Treasury Bond .................................................................................... 8,199,780,455 3,317,509,008

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
0-5 Year TIPS Bond ......................................................................... $ (60,652,731) $ 60,652,731
TIPS Bond ............................................................................... (399,634,111) 399,634,111
U.S. Treasury Bond ......................................................................... (11,415,936) 11,415,936
—
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
0-5 Year TIPS Bond
Ordinary income ........................................................................................... $ 227,576,729 $ 315,980,634
TIPS Bond
Ordinary income ........................................................................................... $ 516,827,400 $ 558,157,389
U.S. Treasury Bond
Ordinary income ........................................................................................... $ 773,180,984 $ 599,704,339
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
0-5 Year TIPS Bond ..................................................... $ 9,183,688 $ (244,183,571) $ (172,847,480) $ (407,847,363)
TIPS Bond ........................................................... 15,028,434 (1,263,866,604) (2,076,114,338) (3,324,952,508)
U.S. Treasury Bond ..................................................... 79,518,745 (1,302,491,958) (1,732,570,882) (2,955,544,095)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-5 Year TIPS Bond ................................................ $ 8,696,263,491 $ 10,460,867 $ (183,308,347) $ (172,847,480)
TIPS Bond ...................................................... 19,435,322,283 8,432,096 (2,084,546,434) (2,076,114,338)
U.S. Treasury Bond ................................................ 30,339,697,097 50,045,928 (1,782,616,810) (1,732,570,882)

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
20
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
0-5 Year TIPS Bond
Shares sold 20,200,000 $ 2,011,968,054 37,250,000 $ 3,635,222,692
Shares redeemed
(33,650,000) (3,330,174,484) (67,850,000) (6,614,210,999)
(13,450,000) $ (1,318,206,430) (30,600,000) $ (2,978,988,307)
TIPS Bond
Shares sold 51,200,000 $ 5,478,141,646 78,700,000 $ 8,459,578,503
Shares redeemed
(82,700,000) (8,825,289,854) (121,800,000) (13,044,599,096)
(31,500,000) $ (3,347,148,208) (43,100,000) $ (4,585,020,593)
U.S. Treasury Bond
Shares sold 369,100,000 $ 8,406,263,510 499,500,000 $ 11,473,350,849
Shares redeemed
(148,900,000) (3,384,726,022) (407,600,000) (9,268,127,153)
220,200,000 $ 5,021,537,488 91,900,000 $ 2,205,223,696

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Financial Statements and Additional Information
22
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October
31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares 0-5 Year TIPS Bond ETF
iShares TIPS Bond ETF
iShares U.S. Treasury Bond ETF

Important Tax Information
(unaudited)
23
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
0-5 Year TIPS Bond ................................................................................................. $ 199,400,058
TIPS Bond ....................................................................................................... 444,236,542
U.S. Treasury Bond ................................................................................................. 793,680,812
iShares ETF Interest Dividends
0-5 Year TIPS Bond ................................................................................................. $ 199,400,058
TIPS Bond ....................................................................................................... 444,236,542
U.S. Treasury Bond ................................................................................................. 793,680,812
iShares ETF
Interest-Related
Dividends
0-5 Year TIPS Bond ................................................................................................. $ 199,400,058
TIPS Bond ....................................................................................................... 444,236,542
U.S. Treasury Bond ................................................................................................. 793,680,812

Additional Information
2024
iShares Annual Financial Statements and Additional Information
24
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 0-5 Year
TIPS Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares 0-5 Year TIPS Bond ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”)
investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
25
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
26
iShares 0-5 Year TIPS Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
27
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
28
iShares TIPS Bond ETF
(the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted
the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
29
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
30
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
31
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
32
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
33
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Dec 2024 Term Treasury ETF | IBTE | NASDAQ
iShares iBonds Dec 2025 Term Treasury ETF | IBTF | NASDAQ
iShares iBonds Dec 2026 Term Treasury ETF | IBTG | NASDAQ
iShares iBonds Dec 2027 Term Treasury ETF | IBTH | NASDAQ
iShares iBonds Dec 2028 Term Treasury ETF | IBTI | NASDAQ
iShares iBonds Dec 2029 Term Treasury ETF | IBTJ | NASDAQ
iShares iBonds Dec 2030 Term Treasury ETF | IBTK | NASDAQ
iShares iBonds Dec 2031 Term Treasury ETF | IBTL | NASDAQ
iShares iBonds Dec 2032 Term Treasury ETF | IBTM | NASDAQ
iShares iBonds Dec 2033 Term Treasury ETF | IBTO | NASDAQ

Page
2

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2024 Term Treasury ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.75% , 11/15/24
(a)
................. USD 113,700 $ 113,528,842
2.25% , 11/15/24
(a)
................. 58,216 58,161,006
1.50% , 11/30/24 .................. 117,897 117,599,911
4.50% , 11/30/24
(a)
................. 147,443 147,414,603
1.00% , 12/15/24
(a)
................. 48,022 47,809,201
Total Long-Term Investments — 27 .0%
(Cost: $ 484,508,168 ) .............................. 484,513,563
Shares
Shares
Short-Term Securities
Money Market Funds — 37.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 674,534,857 674,534,857
Total Money Market Funds — 37 .6%
(Cost: $ 674,534,857 ) .............................. 674,534,857
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 63.5%
U.S. Treasury Bills , 4.71% , 12/12/24
(e)
...... USD 1,145,193 $ 1,139,210,901
Total U.S. Treasury Obligations — 63 .5%
(Cost: $ 1,139,135,060 ) ............................ 1,139,210,901
Total Short-Term Securities — 101.1%
(Cost: $ 1,813,669,917 ) ............................ 1,813,745,758
Total Investments — 128 .1%
(Cost: $ 2,298,178,085 ) ............................ 2,298,259,321
Liabilities in Excess of Other Assets — (28.1) % ............ (503,610,867)
Net Assets — 100.0% ...............................
$ 1,794,648,454
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 123,870,000 $ 550,664,857
(a)
$ — $ — $ — $ 674,534,857 674,534,857 $ 7,821,819
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 484,513,563 $ — $ 484,513,563
Short-Term Securities
Money Market Funds ...................................... 674,534,857 — — 674,534,857
U.S. Treasury Obligations ................................... — 1,139,210,901 — 1,139,210,901
$ 674,534,857 $ 1,623,724,464 $ — $ 2,298,259,321

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Treasury ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.13% , 01/15/25
(a)
................. USD 57,092 $ 56,685,393
4.13% , 01/31/25
(a)
................. 34,814 34,767,618
1.50% , 02/15/25 .................. 85,432 84,677,061
1.13% , 02/28/25 .................. 66,896 66,150,210
4.63% , 02/28/25 .................. 30,788 30,790,165
1.75% , 03/15/25
(a)
................. 93,005 92,070,986
2.63% , 03/31/25
(a)
................. 46,424 46,075,423
2.63% , 04/15/25 .................. 75,550 74,948,154
0.38% , 04/30/25 - 11/30/25 ........... 208,455 201,160,957
2.75% , 05/15/25 - 06/30/25 ........... 145,491 144,155,704
0.25% , 05/31/25 - 10/31/25 ........... 351,217 341,249,702
2.88% , 05/31/25 - 07/31/25 ........... 274,409 271,752,663
4.25% , 05/31/25 .................. 44,378 44,326,028
3.00% , 07/15/25 - 10/31/25 ........... 309,572 306,028,288
5.00% , 08/31/25 - 09/30/25 ........... 73,048 73,430,624
3.50% , 09/15/25 .................. 42,205 41,904,651
4.25% , 10/15/25
(a)
................. 53,714 53,679,189
4.88% , 11/30/25 .................. 22,400 22,526,774
4.00% , 12/15/25 .................. 47,181 47,029,475
Total Long-Term Investments — 98 .7%
(Cost: $ 2,032,443,384 ) ............................ 2,033,409,065
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 279,169,795 $ 279,169,795
Total Short-Term Securities — 13 .5%
(Cost: $ 279,169,795 ) .............................. 279,169,795
Total Investments — 112 .2%
(Cost: $ 2,311,613,179 ) ............................ 2,312,578,860
Liabilities in Excess of Other Assets — (12.2) % ............ (250,738,994)
Net Assets — 100.0% ...............................
$ 2,061,839,866
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 6,200,000 $ 272,969,795
(a)
$ — $ — $ — $ 279,169,795 279,169,795 $ 755,299
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,033,409,065 $ — $ 2,033,409,065
Short-Term Securities
Money Market Funds ...................................... 279,169,795 — — 279,169,795
$ 279,169,795 $ 2,033,409,065 $ — $ 2,312,578,860

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2026 Term Treasury ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 .................. USD 14,501 $ 14,435,958
0.38% , 01/31/26 .................. 65,851 62,769,093
4.00% , 02/15/26 .................. 26,602 26,520,747
0.50% , 02/28/26 .................. 66,328 63,122,915
4.63% , 02/28/26 - 11/15/26 ........... 133,657 134,511,487
0.75% , 03/31/26 - 08/31/26 ........... 313,945 297,816,561
2.25% , 03/31/26 .................. 41,019 39,915,110
4.50% , 03/31/26 .................. 56,937 57,130,597
2.38% , 04/30/26 .................. 3,473 3,381,232
1.63% , 05/15/26 - 11/30/26 ........... 134,696 129,084,849
4.88% , 05/31/26 .................. 33,424 33,752,116
0.88% , 06/30/26 - 09/30/26 ........... 79,302 74,916,703
0.63% , 07/31/26 .................. 18,958 17,828,478
1.88% , 07/31/26 .................. 43,865 42,165,520
1.50% , 08/15/26 .................. 98,502 94,011,216
4.38% , 08/15/26 .................. 37,938 38,059,319
1.38% , 08/31/26 .................. 20,196 19,207,691
3.75% , 08/31/26 .................. 26,584 26,381,107
3.50% , 09/30/26
(a)
................. 25,811 25,496,626
1.13% , 10/31/26 .................. 77,648 73,165,418
4.13% , 10/31/26 .................. 5,000 4,996,484
2.00% , 11/15/26 .................. 50,344 48,255,223
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.25% , 11/30/26 .................. USD 72,308 $ 68,159,141
Total Long-Term Investments — 98 .5%
(Cost: $ 1,391,966,756 ) ............................ 1,395,083,591
Shares
Shares
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 45,944,828 45,944,828
Total Short-Term Securities — 3 .2%
(Cost: $ 45,944,828 ) ............................... 45,944,828
Total Investments — 101 .7%
(Cost: $ 1,437,911,584 ) ............................ 1,441,028,419
Liabilities in Excess of Other Assets — (1.7) % ............. (24,173,338)
Net Assets — 100.0% ...............................
$ 1,416,855,081
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 4,440,000 $ 41,504,828
(a)
$ — $ — $ — $ 45,944,828 45,944,828 $ 552,691
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,395,083,591 $ — $ 1,395,083,591
Short-Term Securities
Money Market Funds ...................................... 45,944,828 — — 45,944,828
$ 45,944,828 $ 1,395,083,591 $ — $ 1,441,028,419

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.00% , 01/15/27 .................. USD 18,144 $ 18,088,009
1.50% , 01/31/27 .................. 51,526 48,629,203
2.25% , 02/15/27 - 11/15/27 ........... 150,590 143,277,520
4.13% , 02/15/27 - 10/31/27 ........... 104,577 104,578,169
1.88% , 02/28/27 .................. 60,236 57,233,612
4.25% , 03/15/27 .................. 21,727 21,783,864
0.63% , 03/31/27 - 11/30/27 ........... 55,253 50,595,358
2.50% , 03/31/27 .................. 41,074 39,564,017
4.50% , 04/15/27 - 05/15/27 ........... 79,992 80,667,793
0.50% , 04/30/27 - 10/31/27 ........... 183,166 166,035,797
2.75% , 04/30/27 - 07/31/27 ........... 98,060 94,728,597
2.38% , 05/15/27 .................. 43,991 42,136,465
3.25% , 06/30/27 .................. 47,080 46,048,286
3.75% , 08/15/27 .................. 32,142 31,820,580
3.13% , 08/31/27 .................. 16,726 16,280,701
3.38% , 09/15/27 .................. 20,858 20,440,840
0.38% , 09/30/27 .................. 45,320 40,674,700
3.88% , 10/15/27 .................. 19,000 18,869,375
Total Long-Term Investments — 98 .9%
(Cost: $ 1,037,781,808 ) ............................ 1,041,452,886
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 7,396,390 $ 7,396,390
Total Short-Term Securities — 0 .7%
(Cost: $ 7,396,390 ) ............................... 7,396,390
Total Investments — 99 .6%
(Cost: $ 1,045,178,198 ) ............................ 1,048,849,276
Other Assets Less Liabilities — 0.4% .................... 4,398,731
Net Assets — 100.0% ...............................
$ 1,053,248,007
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,360,000 $ 6,036,390
(a)
$ — $ — $ — $ 7,396,390 7,396,390 $ 231,967
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 1,041,452,886 $ — $ 1,041,452,886
Short-Term Securities
Money Market Funds ...................................... 7,396,390 — — 7,396,390
$ 7,396,390 $ 1,041,452,886 $ — $ 1,048,849,276

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Treasury ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.75% , 01/31/28 .................. USD 42,280 $ 37,943,087
3.50% , 01/31/28 - 04/30/28 ........... 23,745 23,285,610
2.75% , 02/15/28 .................. 36,647 35,076,810
1.13% , 02/29/28 - 08/31/28 ........... 74,723 67,317,384
4.00% , 02/29/28 .................. 27,181 27,056,376
1.25% , 03/31/28 - 09/30/28 ........... 174,551 157,421,514
3.63% , 03/31/28 .................. 12,495 12,291,374
2.88% , 05/15/28 - 08/15/28 ........... 123,058 117,745,523
1.00% , 07/31/28 .................. 62,469 55,675,318
4.38% , 08/31/28 - 11/30/28 ........... 35,730 36,002,258
4.63% , 09/30/28 .................. 6,901 7,013,813
1.38% , 10/31/28 .................. 47,206 42,400,307
4.88% , 10/31/28 .................. 8,637 8,860,553
3.13% , 11/15/28 .................. 38,327 36,853,998
1.50% , 11/30/28 .................. 36,979 33,315,408
Total Long-Term Investments — 98 .3%
(Cost: $ 698,535,730 ) .............................. 698,259,333
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 7,980,302 $ 7,980,302
Total Short-Term Securities — 1 .1%
(Cost: $ 7,980,302 ) ............................... 7,980,302
Total Investments — 99 .4%
(Cost: $ 706,516,032 ) .............................. 706,239,635
Other Assets Less Liabilities — 0.6% .................... 4,029,982
Net Assets — 100.0% ...............................
$ 710,269,617
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,460,000 $ 6,520,302
(a)
$ — $ — $ — $ 7,980,302 7,980,302 $ 242,757
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 698,259,333 $ — $ 698,259,333
Short-Term Securities
Money Market Funds ...................................... 7,980,302 — — 7,980,302
$ 7,980,302 $ 698,259,333 $ — $ 706,239,635

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2029 Term Treasury ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.75% , 01/31/29 - 11/15/29 ........... USD 38,723 $ 34,916,704
4.00% , 01/31/29 - 10/31/29 ........... 57,946 57,546,845
2.63% , 02/15/29 - 07/31/29 ........... 48,002 45,004,702
1.88% , 02/28/29 .................. 18,084 16,456,964
4.25% , 02/28/29 .................. 21,399 21,474,666
2.38% , 03/31/29 - 05/15/29 ........... 26,646 24,715,064
4.13% , 03/31/29 - 10/31/29 ........... 17,101 17,081,568
2.88% , 04/30/29 .................. 23,499 22,263,088
2.75% , 05/31/29 .................. 19,936 18,761,953
3.25% , 06/30/29 .................. 22,613 21,735,478
1.63% , 08/15/29 .................. 17,259 15,397,094
3.13% , 08/31/29 .................. 20,906 19,956,968
3.63% , 08/31/29 .................. 14,379 14,052,005
3.50% , 09/30/29
(a)
................. 10,271 9,974,809
3.88% , 09/30/29 - 11/30/29 ........... 22,002 21,710,091
Total Long-Term Investments — 98 .2%
(Cost: $ 361,162,101 ) .............................. 361,047,999
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(b) (c) (d)
................ 13,525,211 $ 13,525,211
Total Short-Term Securities — 3 .7%
(Cost: $ 13,525,211 ) ............................... 13,525,211
Total Investments — 101 .9%
(Cost: $ 374,687,312 ) .............................. 374,573,210
Liabilities in Excess of Other Assets — (1.9) % ............. (6,964,854)
Net Assets — 100.0% ...............................
$ 367,608,356
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 670,000 $ 12,855,211
(a)
$ — $ — $ — $ 13,525,211 13,525,211 $ 100,840
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 361,047,999 $ — $ 361,047,999
Short-Term Securities
Money Market Funds ...................................... 13,525,211 — — 13,525,211
$ 13,525,211 $ 361,047,999 $ — $ 374,573,210

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2030 Term Treasury ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 01/31/30 - 04/30/30 ........... USD 18,922 $ 18,294,238
1.50% , 02/15/30 .................. 24,639 21,524,476
4.00% , 02/28/30 - 07/31/30 ........... 22,521 22,328,895
3.63% , 03/31/30 .................. 13,042 12,691,376
0.63% , 05/15/30 - 08/15/30 ........... 107,168 87,979,545
3.75% , 05/31/30 - 06/30/30 ........... 26,432 25,855,745
4.13% , 08/31/30 .................. 12,754 12,704,479
4.63% , 09/30/30 .................. 17,126 17,503,047
4.88% , 10/31/30 .................. 10,820 11,201,141
0.88% , 11/15/30 .................. 38,503 31,781,107
4.38% , 11/30/30 .................. 16,242 16,385,386
Total Long-Term Investments — 98 .3%
(Cost: $ 279,831,263 ) .............................. 278,249,435
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 3,296,134 $ 3,296,134
Total Short-Term Securities — 1 .2%
(Cost: $ 3,296,134 ) ............................... 3,296,134
Total Investments — 99 .5%
(Cost: $ 283,127,397 ) .............................. 281,545,569
Other Assets Less Liabilities — 0.5% .................... 1,522,252
Net Assets — 100.0% ...............................
$ 283,067,821
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,960,000 $ 1,336,134
(a)
$ — $ — $ — $ 3,296,134 3,296,134 $ 119,431
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 278,249,435 $ — $ 278,249,435
Short-Term Securities
Money Market Funds ...................................... 3,296,134 — — 3,296,134
$ 3,296,134 $ 278,249,435 $ — $ 281,545,569

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2031 Term Treasury ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.38% , 02/15/31 ..... USD 550 $ 586,525
U.S. Treasury Notes
4.00% , 01/31/31 .................. 12,800 12,649,901
1.13% , 02/15/31 .................. 32,347 26,947,581
4.25% , 02/28/31 - 06/30/31 ........... 22,041 22,079,137
4.13% , 03/31/31 - 07/31/31 ........... 23,174 23,044,409
4.63% , 04/30/31 - 05/31/31 ........... 19,477 19,917,721
1.63% , 05/15/31 .................. 47,933 40,880,075
1.25% , 08/15/31 .................. 51,124 42,217,157
3.75% , 08/31/31 .................. 5,200 5,052,938
1.38% , 11/15/31 .................. 50,131 41,463,738
Total Long-Term Investments — 97 .6%
(Cost: $ 234,720,612 ) .............................. 234,839,182
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 3,324,652 $ 3,324,652
Total Short-Term Securities — 1 .4%
(Cost: $ 3,324,652 ) ............................... 3,324,652
Total Investments — 99 .0%
(Cost: $ 238,045,264 ) .............................. 238,163,834
Other Assets Less Liabilities — 1.0% .................... 2,348,244
Net Assets — 100.0% ...............................
$ 240,512,078
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 480,000 $ 2,844,652
(a)
$ — $ — $ — $ 3,324,652 3,324,652 $ 63,824
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 234,839,182 $ — $ 234,839,182
Short-Term Securities
Money Market Funds ...................................... 3,324,652 — — 3,324,652
$ 3,324,652 $ 234,839,182 $ — $ 238,163,834

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Treasury ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.88% , 02/15/32 .................. USD 69,836 $ 59,538,259
2.88% , 05/15/32 .................. 67,975 61,995,598
2.75% , 08/15/32 .................. 66,004 59,478,099
4.13% , 11/15/32 .................. 66,025 65,524,158
Total Long-Term Investments — 98 .5%
(Cost: $ 250,466,539 ) .............................. 246,536,114
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 15,782 $ 15,782
Total Short-Term Securities — 0.0%
(Cost: $ 15,782 ) ................................. 15,782
Total Investments — 98 .5%
(Cost: $ 250,482,321 ) .............................. 246,551,896
Other Assets Less Liabilities — 1.5% .................... 3,644,059
Net Assets — 100.0% ...............................
$ 250,195,955
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 120,000 $ — $ (104,218)
(a)
$ — $ — $ 15,782 15,782 $ 22,199
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 246,536,114 $ — $ 246,536,114
Short-Term Securities
Money Market Funds ...................................... 15,782 — — 15,782
$ 15,782 $ 246,536,114 $ — $ 246,551,896

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 02/15/33 .................. USD 51,428 $ 48,716,071
3.38% , 05/15/33 .................. 51,464 48,207,200
3.88% , 08/15/33 .................. 56,098 54,470,037
4.50% , 11/15/33 .................. 59,264 60,250,597
Total Long-Term Investments — 98 .3%
(Cost: $ 210,019,681 ) .............................. 211,643,905
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 22,175 $ 22,175
Total Short-Term Securities — 0.0%
(Cost: $ 22,175 ) ................................. 22,175
Total Investments — 98 .3%
(Cost: $ 210,041,856 ) .............................. 211,666,080
Other Assets Less Liabilities — 1.7% .................... 3,618,968
Net Assets — 100.0% ...............................
$ 215,285,048
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 30,000 $ — $ (7,825)
(a)
$ — $ — $ 22,175 22,175 $ 20,762
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 211,643,905 $ — $ 211,643,905
Short-Term Securities
Money Market Funds ...................................... 22,175 — — 22,175
$ 22,175 $ 211,643,905 $ — $ 211,666,080

Statements of Assets and Liabilities
October 31, 2024
13
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2024 Term
Treasury ETF
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,623,724,464 $ 2,033,409,065 $ 1,395,083,591 $ 1,041,452,886
Investments, at value — affiliated
(c)
............................................ 674,534,857 279,169,795 45,944,828 7,396,390
Cash ............................................................... — — — 759
Receivables: – – – –
Investment s sold ...................................................... — 7,423,676 — 18,236,685
Securities lending income — affiliated ........................................ 47,524 22,560 6,208 68
Capital shares sold ..................................................... — 13,529 102,764 8,530
Dividends — affiliated ................................................... 513,591 36,836 80,329 23,280
Interest — unaffiliated ................................................... 4,718,931 10,404,333 6,461,300 5,059,793
Total a ssets ...........................................................
2,303,539,367 2,330,479,794 1,447,679,020 1,072,178,391
LIABILITIES
Bank overdraft .......................................................... 11,950 — — —
Collateral on securities loaned ............................................... 353,513,051 268,517,916 25,747,369 —
Payables: – – – –
Investments purchased .................................................. 154,193,092 — 4,995,809 18,869,391
Capital shares redeemed ................................................. 1,071,746 — — —
Investment advisory fees ................................................. 101,074 122,012 80,761 60,993
Total li abilities ..........................................................
508,890,913 268,639,928 30,823,939 18,930,384
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 1,794,648,454 $ 2,061,839,866 $ 1,416,855,081 $ 1,053,248,007
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,793,592,668 $ 2,060,602,850 $ 1,417,119,966 $ 1,051,860,008
Accumulated earnings (loss) ................................................ 1,055,786 1,237,016 (264,885) 1,387,999
NET ASSETS ..........................................................
$ 1,794,648,454 $ 2,061,839,866 $ 1,416,855,081 $ 1,053,248,007
NET ASSET VALUE
Shares outstanding ......................................................
74,800,000 88,250,000 61,950,000 47,200,000
Net asset value .........................................................
$ 23.99 $ 23.36 $ 22.87 $ 22.31
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,623,643,228 $ 2,032,443,384 $ 1,391,966,756 $ 1,037,781,808
(b)
  Securities loaned, at value ............................................ $ 342,555,427 $ 262,141,643 $ 25,119,565 $ —
(c)
  Investments, at cost — affiliated ......................................... $ 674,534,857 $ 279,169,795 $ 45,944,828 $ 7,396,390

Statements of Assets and Liabilities
(continued)
October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares iBonds
Dec 2028 Term
Treasury ETF
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 698,259,333 $ 361,047,999 $ 278,249,435 $ 234,839,182
Investments, at value — affiliated
(c)
............................................ 7,980,302 13,525,211 3,296,134 3,324,652
Cash ............................................................... 3,731 — 812 —
Receivables: – – – –
Investment s sold ...................................................... — 16,762,003 — 5,931,786
Securities lending income — affiliated ........................................ — 5,024 — —
Capital shares sold ..................................................... — 11,641 11,831 —
Dividends — affiliated ................................................... 29,930 13,221 11,522 12,102
Interest — unaffiliated ................................................... 4,037,074 2,490,827 1,514,559 1,472,878
Total a ssets ...........................................................
710,310,370 393,855,926 283,084,293 245,580,600
LIABILITIES
Collateral on securities loaned ............................................... — 9,743,538 — —
Payables: – – – –
Investments purchased .................................................. — 16,482,611 — 5,054,776
Investment advisory fees ................................................. 40,753 21,421 16,472 13,746
Total li abilities ..........................................................
40,753 26,247,570 16,472 5,068,522
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 710,269,617 $ 367,608,356 $ 283,067,821 $ 240,512,078
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 711,595,084 $ 371,259,638 $ 291,675,371 $ 244,576,899
Accumulated loss ....................................................... (1,325,467) (3,651,282) (8,607,550) (4,064,821)
NET ASSETS ..........................................................
$ 710,269,617 $ 367,608,356 $ 283,067,821 $ 240,512,078
NET ASSET VALUE
Shares outstanding ......................................................
32,200,000 17,050,000 14,550,000 11,950,000
Net asset value .........................................................
$ 22.06 $ 21.56 $ 19.45 $ 20.13
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 698,535,730 $ 361,162,101 $ 279,831,263 $ 234,720,612
(b)
  Securities loaned, at value ............................................ $ — $ 9,510,192 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 7,980,302 $ 13,525,211 $ 3,296,134 $ 3,324,652

Statements of Assets and Liabilities
(continued)
October 31, 2024
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2032 Term
Treasury ETF
iShares iBonds
Dec 2033 Term
Treasury ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 246,536,114 $ 211,643,905
Investments, at value — affiliated
(c)
........................................................................... 15,782 22,175
Receivables: – –
Investment s sold ..................................................................................... 826,502 744,360
Capital shares sold .................................................................................... — 221
Dividends — affiliated .................................................................................. 366 380
Interest — unaffiliated .................................................................................. 2,831,847 2,886,641
Total a ssets ..........................................................................................
250,210,611 215,297,682
LIABILITIES
Payables: – –
Investment advisory fees ................................................................................ 14,656 12,634
Total li abilities .........................................................................................
14,656 12,634
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 250,195,955 $ 215,285,048
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 253,937,989 $ 213,272,746
Accumulated earnings (loss) ............................................................................... (3,742,034) 2,012,302
NET ASSETS .........................................................................................
$ 250,195,955 $ 215,285,048
NET ASSET VALUE
Shares outstanding .....................................................................................
11,050,000 8,900,000
Net asset value ........................................................................................
$ 22.64 $ 24.19
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 250,466,539 $ 210,019,681
(c)
  Investments, at cost — affiliated ..................................................................... $ 15,782 $ 22,175

Statements of Operations

Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
16
iShares iBonds
Dec 2024 Term
Treasury ETF
iShares iBonds
Dec 2025 Term
Treasury ETF
iShares iBonds
Dec 2026 Term
Treasury ETF
iShares iBonds
Dec 2027 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 6,639,429 $ 615,540 $ 544,398 $ 231,899
Interest — unaffiliated ................................................... 117,573,630 92,905,949 43,255,528 32,311,361
Securities lending income — affiliated — net ................................... 1,182,390 139,759 8,293 68
Total investment income ...................................................
125,395,449 93,661,248 43,808,219 32,543,328
EXPENSES
Investment advisory .................................................... 1,860,431 1,478,836 717,067 545,144
Interest expense ...................................................... 1,029 251 — —
Total e xpenses .........................................................
1,861,460 1,479,087 717,067 545,144
Less: – – – –
Investment advisory fees waived ........................................... (114,072) (10,542) (9,400) (3,981)
Total ex penses after fees waived .............................................
1,747,388 1,468,545 707,667 541,163
Net investment income ....................................................
123,648,061 92,192,703 43,100,552 32,002,165
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,649,452 $ 22,437,661 $ 11,623,897 $ 9,809,405
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ 545,830 $ (1,371,364) $ (1,996,177) $ (2,162,102)
In-kind redemptions — unaffiliated
(a)
....................................... 537,950 2,633,581 1,020,717 163,361
1,083,780 1,262,217 (975,460) (1,998,741)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 16,565,671 21,175,444 12,599,359 11,808,147
Net realized and unrealized gain .............................................
17,649,451 22,437,661 11,623,899 9,809,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 141,297,512 $ 114,630,364 $ 54,724,451 $ 41,811,571
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
17
Statements of Operations
iShares iBonds
Dec 2028 Term
Treasury ETF
iShares iBonds
Dec 2029 Term
Treasury ETF
iShares iBonds
Dec 2030 Term
Treasury ETF
iShares iBonds
Dec 2031 Term
Treasury ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 242,757 $ 95,037 $ 119,313 $ 63,823
Interest — unaffiliated ................................................... 19,702,340 10,015,144 8,950,215 7,479,184
Securities lending income — affiliated — net ................................... — 5,803 118 1
Total investment income ...................................................
19,945,097 10,115,984 9,069,646 7,543,008
EXPENSES
Investment advisory .................................................... 338,475 171,541 158,085 128,335
Total e xpenses .........................................................
338,475 171,541 158,085 128,335
Less: – – – –
Investment advisory fees waived ........................................... (4,180) (1,644) (2,049) (1,105)
Total ex penses after fees waived .............................................
334,295 169,897 156,036 127,230
Net investment income ....................................................
19,610,802 9,946,087 8,913,610 7,415,778
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,503,990 $ 4,071,969 $ 6,563,077 $ 6,090,163
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (970,455) $ (1,100,508) $ (1,605,565) $ (4,700,019)
In-kind redemptions — unaffiliated
(a)
....................................... 515,168 555,032 424,674 796,648
(455,287) (545,476) (1,180,891) (3,903,371)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 6,959,277 4,617,446 7,743,967 9,993,535
Net realized and unrealized gain .............................................
6,503,990 4,071,970 6,563,076 6,090,164
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 26,114,792 $ 14,018,057 $ 15,476,686 $ 13,505,942
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
18
iShares iBonds
Dec 2032 Term
Treasury ETF
iShares iBonds
Dec 2033 Term
Treasury ETF
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 22,199 $ 20,527
Interest — unaffiliated .................................................................................. 7,946,273 7,175,550
Securities lending income — affiliated — net .................................................................. — 235
Total investment income ..................................................................................
7,968,472 7,196,312
EXPENSES
Investment advisory ................................................................................... 139,178 117,229
Total e xpenses ........................................................................................
139,178 117,229
Less: – –
Investment advisory fees waived .......................................................................... (379) (350)
Total ex penses after fees waived ............................................................................
138,799 116,879
Net investment income ...................................................................................
7,829,673 7,079,433
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,733,353 $ 3,802,944
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (204,327) $ 100,247
In-kind redemptions — unaffiliated
(a)
...................................................................... 1,079,101 588,437
874,774 688,684
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 5,858,580 3,114,260
Net realized and unrealized gain ............................................................................
6,733,354 3,802,944
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 14,563,027 $ 10,882,377
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2024 Term Treasury ETF iShares iBonds Dec 2025 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 123,648,061 $ 88,892,234 $ 92,192,703 $ 47,221,764
Net realized gain (loss) ............................................ 1,083,780 (3,198,731) 1,262,217 (2,569,763)
Net change in unrealized appreciation (depreciation) ........................ 16,565,671 (6,146,884) 21,175,444 (13,929,502)
Net increase in net assets resulting from operations ...........................
141,297,512 79,546,619 114,630,364 30,722,499
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(126,163,489) (80,598,526) (90,434,723) (42,238,905)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(867,226,514) 1,921,500,871 505,132,924 1,205,217,958
NET ASSETS
Total increase (decrease) in net assets ................................... (852,092,491) 1,920,448,964 529,328,565 1,193,701,552
Beginning of year ..................................................
2,646,740,945 726,291,981 1,532,511,301 338,809,749
End of year ......................................................
$ 1,794,648,454 $ 2,646,740,945 $ 2,061,839,866 $ 1,532,511,301
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds Dec 2026 Term Treasury ETF iShares iBonds Dec 2027 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 43,100,552 $ 10,650,160 $ 32,002,165 $ 8,178,211
Net realized loss ................................................ (975,460) (2,345,011) (1,998,741) (415,619)
Net change in unrealized appreciation (depreciation) ........................ 12,599,359 (3,660,714) 11,808,147 (5,386,794)
Net increase in net assets resulting from operations ...........................
54,724,451 4,644,435 41,811,571 2,375,798
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(39,559,022) (9,506,757) (29,297,968) (7,507,384)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
932,915,326 351,955,716 760,599,626 148,717,984
NET ASSETS
Total increase in net assets ........................................... 948,080,755 347,093,394 773,113,229 143,586,398
Beginning of year ..................................................
468,774,326 121,680,932 280,134,778 136,548,380
End of year ......................................................
$ 1,416,855,081 $ 468,774,326 $ 1,053,248,007 $ 280,134,778
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2028 Term Treasury ETF iShares iBonds Dec 2029 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 19,610,802 $ 3,434,882 $ 9,946,087 $ 2,518,080
Net realized loss ................................................ (455,287) (1,186,299) (545,476) (2,382,599)
Net change in unrealized appreciation (depreciation) ........................ 6,959,277 (3,907,232) 4,617,446 (1,714,708)
Net increase (decrease) in net assets resulting from operations ...................
26,114,792 (1,658,649) 14,018,057 (1,579,227)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(17,883,283) (2,872,284) (9,100,965) (2,223,361)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
503,427,866 168,503,725 243,481,667 84,641,970
NET ASSETS
Total increase in net assets ........................................... 511,659,375 163,972,792 248,398,759 80,839,382
Beginning of year ..................................................
198,610,242 34,637,450 119,209,597 38,370,215
End of year ......................................................
$ 710,269,617 $ 198,610,242 $ 367,608,356 $ 119,209,597
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Dec 2030 Term Treasury ETF iShares iBonds Dec 2031 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 8,913,610 $ 2,669,582 $ 7,415,778 $ 1,934,236
Net realized loss ................................................ (1,180,891) (5,950,999) (3,903,371) (221,110)
Net change in unrealized appreciation (depreciation) ........................ 7,743,967 1,258,705 9,993,535 (8,099,270)
Net increase (decrease) in net assets resulting from operations ...................
15,476,686 (2,022,712) 13,505,942 (6,386,144)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(8,484,640) (2,472,543) (6,989,881) (1,586,102)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
127,347,060 78,845,916 116,132,166 111,725,174
NET ASSETS
Total increase in net assets ........................................... 134,339,106 74,350,661 122,648,227 103,752,928
Beginning of year ..................................................
148,728,715 74,378,054 117,863,851 14,110,923
End of year ......................................................
$ 283,067,821 $ 148,728,715 $ 240,512,078 $ 117,863,851
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2032 Term Treasury ETF iShares iBonds Dec 2033 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Period from
06/27/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 7,829,673 $ 2,469,924 $ 7,079,433 $ 370,634
Net realized gain (loss) ............................................ 874,774 (193,309) 688,684 (466,156)
Net change in unrealized appreciation (depreciation) ........................ 5,858,580 (9,437,928) 3,114,260 (1,490,036)
Net increase (decrease) in net assets resulting from operations ...................
14,563,027 (7,161,313) 10,882,377 (1,585,558)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(7,461,930) (2,038,743) (6,547,511) (148,569)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
107,801,827 139,949,762 142,006,206 70,678,103
NET ASSETS
Total increase in net assets ........................................... 114,902,924 130,749,706 146,341,072 68,943,976
Beginning of period ................................................
135,293,031 4,543,325 68,943,976 —
End of period ....................................................
$ 250,195,955 $ 135,293,031 $ 215,285,048 $ 68,943,976
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
24
iShares iBonds Dec 2024 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 23.84  $ 23.85  $ 25.54  $ 25.93  $ 25.04
Net investment income
(b)
.......................................
1 .11  1 .02  0 .59  0 .12  0 .12
Net realized and unrealized gain (loss)
(c)
.............................
0.16  (0.09) (1.97) (0.35) 0.87
Net increase (decrease) from investment operations ...................... 1.27  0.93  (1.38) (0.23) 0.99
Distributions
(d)
– – – – –
From net investment income ....................................
( 1 .12 ) ( 0 .94 ) ( 0 .31 ) ( 0 .14 ) ( 0 .10 )
From net realized gain .........................................
—  —  —  ( 0 .02 ) —
Total distributions ............................................. (1.12) (0.94) (0.31) (0.16) (0.10)
Net asset value, end of period .................................... $ 23.99  $ 23.84  $ 23.85  $ 25.54  $ 25.93
Total Return
(e)
Based on net asset value ........................................ 5.46% 3.98% (5.43)% (0.90)% 3.95%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.65% 4.30% 2.45% 0.46% 0.69%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 1,794,648  $ 2,646,741  $ 726,292  $ 47,257  $ 12,964
Portfolio turnover rate
(i)
.......................................... 7% 7% 63% 112% 7%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Dec 2025 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 23.08  $ 23.21  $ 25.44  $ 26.07  $ 25.07
Net investment income
(b)
.......................................
1 .01  0 .96  0 .55  0 .15  0 .13
Net realized and unrealized gain (loss)
(c)
.............................
0.28  (0.21) (2.48) (0.62) 0.97
Net increase (decrease) from investment operations ...................... 1.29  0.75  (1.93) (0.47) 1.10
Distributions from net investment income
(d)
.......................... (1.01) (0.88) (0.30) (0.16) (0.10)
Net asset value, end of period .................................... $ 23.36  $ 23.08  $ 23.21  $ 25.44  $ 26.07
Total Return
(e)
Based on net asset value ........................................ 5.71% 3.28% (7.64)% (1.83)% 4.39%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.36% 4.12% 2.30% 0.58% 0.71%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 2,061,840  $ 1,532,511  $ 338,810  $ 21,623  $ 15,642
Portfolio turnover rate
(i)
.......................................... 1% 15% 63% 15% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
26
iShares iBonds Dec 2026 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 22.43  $ 22.53  $ 25.33  $ 26.15  $ 25.02
Net investment income
(b)
.......................................
0 .96  0 .85  0 .50  0 .16  0 .12
Net realized and unrealized gain (loss)
(c)
.............................
0.39  (0.17) (2.95) (0.82) 1.11
Net increase (decrease) from investment operations ...................... 1.35  0.68  (2.45) (0.66) 1.23
Distributions from net investment income
(d)
.......................... (0.91) (0.78) (0.35) (0.16) (0.10)
Net asset value, end of period .................................... $ 22.87  $ 22.43  $ 22.53  $ 25.33  $ 26.15
Total Return
(e)
Based on net asset value ........................................ 6.12% 3.01% (9.70)% (2.55)% 4.90%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.21% 3.76% 2.11% 0.62% 0.69%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 1,416,855  $ 468,774  $ 121,681  $ 16,462  $ 22,230
Portfolio turnover rate
(i)
.......................................... 16% 29% 76% 41% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Dec 2027 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 21.72  $ 22.02  $ 25.15  $ 26.19  $ 25.05
Net investment income
(b)
.......................................
0 .91  0 .85  0 .45  0 .20  0 .12
Net realized and unrealized gain (loss)
(c)
.............................
0.54  (0.37) (3.24) (1.06) 1.11
Net increase (decrease) from investment operations ...................... 1.45  0.48  (2.79) (0.86) 1.23
Distributions from net investment income
(d)
.......................... (0.86) (0.78) (0.34) (0.18) (0.09)
Net asset value, end of period .................................... $ 22.31  $ 21.72  $ 22.02  $ 25.15  $ 26.19
Total Return
(e)
Based on net asset value ........................................ 6.84% 2.13% (11.18)% (3.31)% 4.92%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.11% 3.82% 1.92% 0.78% 0.66%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 1,053,248  $ 280,135  $ 136,548  $ 31,443  $ 14,405
Portfolio turnover rate
(i)
.......................................... 22% 10% 58% 18% 45%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
28
iShares iBonds Dec 2028 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 21.36  $ 21.65  $ 25.14  $ 26.30  $ 25.14
Net investment income
(b)
.......................................
0 .89  0 .76  0 .36  0 .21  0 .13
Net realized and unrealized gain (loss)
(c)
.............................
0.66  (0.39) (3.54) (1.17) 1.13
Net increase (decrease) from investment operations ...................... 1.55  0.37  (3.18) (0.96) 1.26
Distributions from net investment income
(d)
.......................... (0.85) (0.66) (0.31) (0.20) (0.10)
Net asset value, end of period .................................... $ 22.06  $ 21.36  $ 21.65  $ 25.14  $ 26.30
Total Return
(e)
Based on net asset value ........................................ 7.36% 1.62% (12.70)% (3.71)% 5.01%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.06% 3.47% 1.54% 0.83% 0.71%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 710,270  $ 198,610  $ 34,637  $ 18,852  $ 14,467
Portfolio turnover rate
(i)
.......................................... 4% 15% 34% 73% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Dec 2029 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
02/25/20
(a)
to 10/31/20
Net asset value, beginning of period ...............................
$ 20.73  $ 21.32  $ 25.02  $ 26.27  $ 25.04
Net investment income
(b)
.......................................
0 .88  0 .78  0 .39  0 .19  0 .14
Net realized and unrealized gain (loss)
(c)
.............................
0.78  (0.65) (3.81) (1.25) 1.20
Net increase (decrease) from investment operations ...................... 1.66  0.13  (3.42) (1.06) 1.34
Distributions from net investment income
(d)
.......................... (0.83) (0.72) (0.28) (0.19) (0.11)
Net asset value, end of period .................................... $ 21.56  $ 20.73  $ 21.32  $ 25.02  $ 26.27
Total Return
(e)
Based on net asset value ........................................ 8.09% 0.55% (13.72)% (4.08)% 5.35%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income ..........................................
4.06% 3.63% 1.68% 0.74% 0.78%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 367,608  $ 119,210  $ 38,370  $ 17,512  $ 23,645
Portfolio turnover rate
(i)
.......................................... 35% 34% 51% 0%
(j)
19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
30
iShares iBonds Dec 2030 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/14/20
(a)
to 10/31/20
Net asset value, beginning of period ..............................
$ 18.59  $ 19.32  $ 23.28  $ 24.58  $ 25.06
Net investment income
(b)
......................................
0 .77  0 .58  0 .49  0 .20  0 .04
Net realized and unrealized gain (loss)
(c)
............................
0.84  (0.73) (4.11) (1.32) (0.49)
Net increase (decrease) from investment operations ..................... 1.61  (0.15) (3.62) (1.12) (0.45)
Distributions from net investment income
(d)
......................... (0.75) (0.58) (0.34) (0.18) (0.03)
Net asset value, end of period ................................... $ 19.45  $ 18.59  $ 19.32  $ 23.28  $ 24.58
Total Return
(e)
Based on net asset value ....................................... 8.76% (0.88)% (15.69)% (4.58)% (1.81)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..............................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.07%
(h)
Net investment income .........................................
3.95% 2.99% 2.36% 0.83% 0.53%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 283,068  $ 148,729  $ 74,378  $ 3,493  $ 2,458
Portfolio turnover rate
(i)
......................................... 15% 43% 0%
(j)
37% 36%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 1%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Dec 2031 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
07/13/21
(a)
to 10/31/21
Net asset value, beginning of period ............................................
$ 19.16  $ 20.16  $ 24.65  $ 24.91
Net investment income
(b)
....................................................
0 .82  0 .69  0 .55  0 .10
Net realized and unrealized gain (loss)
(c)
..........................................
0.94  (1.07) (4.63) (0.30)
Net increase (decrease) from investment operations ................................... 1.76  (0.38) (4.08) (0.20)
Distributions
(d)
– – – –
From net investment income .................................................
( 0 .79 ) ( 0 .62 ) ( 0 .39 ) ( 0 .06 )
From net realized gain ......................................................
—  —  ( 0 .02 ) —
Total distributions .......................................................... (0.79) (0.62) (0.41) (0.06)
Net asset value, end of period ................................................. $ 20.13  $ 19.16  $ 20.16  $ 24.65
Total Return
(e)
Based on net asset value ..................................................... 9.22% (2.03)% (16.73)% (0.81)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ............................................................
0.07% 0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ................................................
0.07% 0.07% 0.07% 0.07%
(h)
Net investment income .......................................................
4.04% 3.38% 2.54% 1.29%
(h)
Supplemental Data
Net assets, end of period (000) ................................................. $ 240,512  $ 117,864  $ 14,111  $ 2,465
Portfolio turnover rate
(i)
....................................................... 39% 0%
(j)
10% 26%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
32
iShares iBonds Dec 2032 Term Treasury ETF
Year Ended
10/31/24
Year Ended
10/31/23
Period from
07/06/22
(a)
to 10/31/22
Net asset value, beginning of period ...........................................................
$ 21.48  $ 22.72  $ 24.88
Net investment income
(b)
...................................................................
0 .89  0 .84  0 .23
Net realized and unrealized gain (loss)
(c)
.........................................................
1.14  (1.33) (2.25)
Net increase (decrease) from investment operations .................................................. 2.03  (0.49) (2.02)
Distributions from net investment income
(d)
...................................................... (0.87) (0.75) (0.14)
Net asset value, end of period ................................................................ $ 22.64  $ 21.48  $ 22.72
Total Return
(e)
Based on net asset value .................................................................... 9.58% (2.37)% (8.16)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.07% 0.07% 0.07%
(h)
Total expenses after fees waived ...............................................................
0.07% 0.07% 0.07%
(h)
Net investment income ......................................................................
3.94% 3.67% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 250,196  $ 135,293  $ 4,543
Portfolio turnover rate
(i)
...................................................................... 2% 13% 47%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares iBonds Dec 2033 Term
Treasury ETF
Year Ended
10/31/24
Period from
06/27/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 22.98  $ 25.00
Net investment income
(b)
.................................................................................
1 .03  0 .35
Net realized and unrealized gain (loss)
(c)
.......................................................................
1.16  (2.19)
Net increase (decrease) from investment operations ................................................................ 2.19  (1.84)
Distributions from net investment income
(d)
.................................................................... (0.98) (0.18)
Net asset value, end of period .............................................................................. $ 24.19  $ 22.98
Total Return
(e)
Based on net asset value .................................................................................. 9.58% (7.38)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.07% 0.07%
(h)
Total expenses after fees waived .............................................................................
0.07% 0.07%
(h)
Net investment income ....................................................................................
4.23% 4.18%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 215,285  $ 68,944
Portfolio turnover rate
(i)
.................................................................................... 23% 55%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements and Additional Information
34
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
iShares ETF
Diversification
Classification
iBonds Dec 2024 Term Treasury ........................................................................................... Diversified
iBonds Dec 2025 Term Treasury ........................................................................................... Diversified
iBonds Dec 2026 Term Treasury ........................................................................................... Diversified
iBonds Dec 2027 Term Treasury ........................................................................................... Diversified
iBonds Dec 2028 Term Treasury ........................................................................................... Diversified
iBonds Dec 2029 Term Treasury ........................................................................................... Diversified
iBonds Dec 2030 Term Treasury ........................................................................................... Diversified
iBonds Dec 2031 Term Treasury ........................................................................................... Diversified
iBonds Dec 2032 Term Treasury ........................................................................................... Diversified
iBonds Dec 2033 Term Treasury ........................................................................................... Diversified

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
36
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2024 Term Treasury
J.P. Morgan Securities LLC ............................... $ 342,555,427 $ (342,555,427) $ – $ –
m
iBonds Dec 2025 Term Treasury
J.P. Morgan Securities LLC ............................... $ 216,927,807 $ (216,927,807) $ – $ –
Morgan Stanley ....................................... 17,879,432 (17,879,432) – –
Toronto-Dominion Bank (The) .............................. 992,500 (992,500) – –
Wells Fargo Securities LLC ............................... 26,341,904 (26,341,904) – –
$ 262,141,643 $ (262,141,643) $ – $ –
iBonds Dec 2026 Term Treasury
Credit Agricole Corporate & Investment Bank SA ................. $ 21,274,606 $ (21,274,606) $ – $ –
Morgan Stanley ....................................... 3,844,959 (3,844,959) – –
$ 25,119,565 $ (25,119,565) $ – $ –
iBonds Dec 2029 Term Treasury
Citigroup Global Markets, Inc. .............................. $ 4,711,636 $ (4,711,636) $ – $ –
Morgan Stanley ....................................... 4,798,556 (4,798,556) – –
$ 9,510,192 $ (9,510,192) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
iBonds Dec 2024 Term Treasury ........................................................................................ 0.07%
iBonds Dec 2025 Term Treasury ........................................................................................ 0.07
iBonds Dec 2026 Term Treasury ........................................................................................ 0.07
iBonds Dec 2027 Term Treasury ........................................................................................ 0.07
iBonds Dec 2028 Term Treasury ........................................................................................ 0.07
iBonds Dec 2029 Term Treasury ........................................................................................ 0.07
iBonds Dec 2030 Term Treasury ........................................................................................ 0.07
iBonds Dec 2031 Term Treasury ........................................................................................ 0.07
iBonds Dec 2032 Term Treasury ........................................................................................ 0.07
iBonds Dec 2033 Term Treasury ........................................................................................ 0.07

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts Waived
iBonds Dec 2024 Term Treasury ........................................................................................... $ 114,072
iBonds Dec 2025 Term Treasury ........................................................................................... 10,542
iBonds Dec 2026 Term Treasury ........................................................................................... 9,400
iBonds Dec 2027 Term Treasury ........................................................................................... 3,981
iBonds Dec 2028 Term Treasury ........................................................................................... 4,180
iBonds Dec 2029 Term Treasury ........................................................................................... 1,644
iBonds Dec 2030 Term Treasury ........................................................................................... 2,049
iBonds Dec 2031 Term Treasury ........................................................................................... 1,105
iBonds Dec 2032 Term Treasury ........................................................................................... 379
iBonds Dec 2033 Term Treasury ........................................................................................... 350
iShares ETF Amounts
iBonds Dec 2024 Term Treasury ............................................................................................... $ 435,248
iBonds Dec 2025 Term Treasury ............................................................................................... 50,676
iBonds Dec 2026 Term Treasury ............................................................................................... 2,368
iBonds Dec 2027 Term Treasury ............................................................................................... 29
iBonds Dec 2029 Term Treasury ............................................................................................... 1,490
iBonds Dec 2030 Term Treasury ............................................................................................... 47
iBonds Dec 2033 Term Treasury ............................................................................................... 101

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
38
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Dec 2024 Term Treasury ............................................................................ $ 108,042,371 $ 1,754,344,300
iBonds Dec 2025 Term Treasury ............................................................................ 30,018,800 114,213,781
iBonds Dec 2026 Term Treasury ............................................................................ 160,833,842 185,155,985
iBonds Dec 2027 Term Treasury ............................................................................ 170,867,508 183,821,041
iBonds Dec 2028 Term Treasury ............................................................................ 16,890,733 25,559,136
iBonds Dec 2029 Term Treasury ............................................................................ 84,307,148 87,873,829
iBonds Dec 2030 Term Treasury ............................................................................ 33,940,882 35,987,454
iBonds Dec 2031 Term Treasury ............................................................................ 70,152,825 76,034,375
iBonds Dec 2032 Term Treasury ............................................................................ 3,317,387 5,112,174
iBonds Dec 2033 Term Treasury ............................................................................ 37,303,668 38,420,566
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2024 Term Treasury ............................................................................ $ 16,628,068 $ 290,169,649
iBonds Dec 2025 Term Treasury ............................................................................ 823,745,115 444,389,218
iBonds Dec 2026 Term Treasury ............................................................................ 977,224,896 56,405,590
iBonds Dec 2027 Term Treasury ............................................................................ 757,393,505 4,485,298
iBonds Dec 2028 Term Treasury ............................................................................ 518,691,907 22,705,438
iBonds Dec 2029 Term Treasury ............................................................................ 251,862,979 11,848,318
iBonds Dec 2030 Term Treasury ............................................................................ 139,321,770 14,221,645
iBonds Dec 2031 Term Treasury ............................................................................ 132,811,482 18,126,980
iBonds Dec 2032 Term Treasury ............................................................................ 134,594,357 27,919,589
iBonds Dec 2033 Term Treasury ............................................................................ 152,403,132 12,047,564
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2024 Term Treasury ................................................................. $ 537,950 $ (537,950)
iBonds Dec 2025 Term Treasury ................................................................. 2,633,581 (2,633,581)
iBonds Dec 2026 Term Treasury ................................................................. 1,020,717 (1,020,717)
iBonds Dec 2027 Term Treasury ................................................................. 163,361 (163,361)
iBonds Dec 2028 Term Treasury ................................................................. 515,168 (515,168)
iBonds Dec 2029 Term Treasury ................................................................. 555,032 (555,032)
iBonds Dec 2030 Term Treasury ................................................................. 424,674 (424,674)
iBonds Dec 2031 Term Treasury ................................................................. 796,648 (796,648)
iBonds Dec 2032 Term Treasury ................................................................. 1,079,101 (1,079,101)
iBonds Dec 2033 Term Treasury ................................................................. 588,437 (588,437)
—

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
For the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
iBonds Dec 2024 Term Treasury
Ordinary income ........................................................................................... $ 126,163,489 $ 80,598,526
iBonds Dec 2025 Term Treasury
Ordinary income ........................................................................................... $ 90,434,723 $ 42,238,905
iBonds Dec 2026 Term Treasury
Ordinary income ........................................................................................... $ 39,559,022 $ 9,506,757
iBonds Dec 2027 Term Treasury
Ordinary income ........................................................................................... $ 29,297,968 $ 7,507,384
iBonds Dec 2028 Term Treasury
Ordinary income ........................................................................................... $ 17,883,283 $ 2,872,284
iBonds Dec 2029 Term Treasury
Ordinary income ........................................................................................... $ 9,100,965 $ 2,223,361
iBonds Dec 2030 Term Treasury
Ordinary income ........................................................................................... $ 8,484,640 $ 2,472,543
iBonds Dec 2031 Term Treasury
Ordinary income ........................................................................................... $ 6,989,881 $ 1,586,102
iBonds Dec 2032 Term Treasury
Ordinary income ........................................................................................... $ 7,461,930 $ 2,038,743
iBonds Dec 2033 Term Treasury
Ordinary income ........................................................................................... $ 6,547,511 $ 148,569
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2024 Term Treasury ............................................. $ 7,501,683 $ (6,527,133) $ 81,236 $ 1,055,786
iBonds Dec 2025 Term Treasury ............................................. 7,635,727 (7,364,392) 965,681 1,237,016
iBonds Dec 2026 Term Treasury ............................................. 4,993,835 (8,375,555) 3,116,835 (264,885)
iBonds Dec 2027 Term Treasury ............................................. 3,590,655 (5,873,734) 3,671,078 1,387,999
iBonds Dec 2028 Term Treasury ............................................. 2,357,993 (3,407,063) (276,397) (1,325,467)
iBonds Dec 2029 Term Treasury ............................................. 1,237,576 (4,774,756) (114,102) (3,651,282)
iBonds Dec 2030 Term Treasury ............................................. 946,953 (7,960,073) (1,594,430) (8,607,550)
iBonds Dec 2031 Term Treasury ............................................. 838,200 (5,021,591) 118,570 (4,064,821)
iBonds Dec 2032 Term Treasury ............................................. 811,272 (553,831) (3,999,475) (3,742,034)
iBonds Dec 2033 Term Treasury ............................................. 753,987 (275,920) 1,534,235 2,012,302
iShares ETF Utilized
iBonds Dec 2024 Term Treasury ........................................................................................... $ 545,830
iBonds Dec 2033 Term Treasury ........................................................................................... 190,236

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
40
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2024 Term Treasury ....................................... $ 2,298,178,085 $ 161,186 $ (79,950) $ 81,236
iBonds Dec 2025 Term Treasury ....................................... 2,311,613,179 1,533,620 (567,939) 965,681
iBonds Dec 2026 Term Treasury ....................................... 1,437,911,584 3,524,224 (407,389) 3,116,835
iBonds Dec 2027 Term Treasury ....................................... 1,045,178,198 4,280,727 (609,649) 3,671,078
iBonds Dec 2028 Term Treasury ....................................... 706,516,032 652,511 (928,908) (276,397)
iBonds Dec 2029 Term Treasury ....................................... 374,687,312 1,066,141 (1,180,243) (114,102)
iBonds Dec 2030 Term Treasury ....................................... 283,139,999 550,589 (2,145,019) (1,594,430)
iBonds Dec 2031 Term Treasury ....................................... 238,045,264 790,858 (672,288) 118,570
iBonds Dec 2032 Term Treasury ....................................... 250,551,371 – (3,999,475) (3,999,475)
iBonds Dec 2033 Term Treasury ....................................... 210,131,845 2,269,656 (735,421) 1,534,235

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Dec 2024 Term Treasury
Shares sold 21,500,000 $ 512,925,107 89,650,000 $ 2,138,309,056
Shares redeemed
(57,700,000) (1,380,151,621) (9,100,000) (216,808,185)
(36,200,000) $ (867,226,514) 80,550,000 $ 1,921,500,871
iBonds Dec 2025 Term Treasury
Shares sold 44,150,000 $ 1,024,709,502 60,250,000 $ 1,400,600,895
Shares redeemed
(22,300,000) (519,576,578) (8,450,000) (195,382,937)
21,850,000 $ 505,132,924 51,800,000 $ 1,205,217,958
iBonds Dec 2026 Term Treasury
Shares sold 43,550,000 $ 990,245,833 16,600,000 $ 377,080,574
Shares redeemed
(2,500,000) (57,330,507) (1,100,000) (25,124,858)
41,050,000 $ 932,915,326 15,500,000 $ 351,955,716
iBonds Dec 2027 Term Treasury
Shares sold 34,500,000 $ 765,131,227 9,200,000 $ 204,037,260
Shares redeemed
(200,000) (4,531,601) (2,500,000) (55,319,276)
34,300,000 $ 760,599,626 6,700,000 $ 148,717,984
iBonds Dec 2028 Term Treasury
Shares sold 23,950,000 $ 526,498,195 8,950,000 $ 195,800,219
Shares redeemed
(1,050,000) (23,070,329) (1,250,000) (27,296,494)
22,900,000 $ 503,427,866 7,700,000 $ 168,503,725
iBonds Dec 2029 Term Treasury
Shares sold 11,850,000 $ 255,485,096 4,050,000 $ 86,801,211
Shares redeemed
(550,000) (12,003,429) (100,000) (2,159,241)
11,300,000 $ 243,481,667 3,950,000 $ 84,641,970
iBonds Dec 2030 Term Treasury
Shares sold 7,300,000 $ 141,811,939 7,150,000 $ 138,668,133
Shares redeemed
(750,000) (14,464,879) (3,000,000) (59,822,217)
6,550,000 $ 127,347,060 4,150,000 $ 78,845,916
iBonds Dec 2031 Term Treasury
Shares sold 6,700,000 $ 134,404,859 6,700,000 $ 137,269,008
Shares redeemed
(900,000) (18,272,693) (1,250,000) (25,543,834)
5,800,000 $ 116,132,166 5,450,000 $ 111,725,174
iBonds Dec 2032 Term Treasury
Shares sold 6,000,000 $ 135,999,177 7,150,000 $ 163,243,790
Shares redeemed
(1,250,000) (28,197,350) (1,050,000) (23,294,028)
4,750,000 $ 107,801,827 6,100,000 $ 139,949,762
iBonds Dec 2033 Term Treasury
Shares sold 6,400,000 $ 154,195,893 3,000,000 $ 70,678,103
Shares redeemed
(500,000) (12,189,687) — —
5,900,000 $ 142,006,206 3,000,000 $ 70,678,103

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
42
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Planned Fund Liquidation:  In accordance with its prospectus and its investment objective, the iShares iBonds Dec  2024 Term Treasury ETF ceased trading after the close of business on December 16, 2024 , when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on
December 19, 2024 .

Report of Independent Registered Public Accounting Firm
43
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period June 27, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2024 Term Treasury ETF
(1)
iShares iBonds Dec 2025 Term Treasury ETF
(1)
iShares iBonds Dec 2026 Term Treasury ETF
(1)
iShares iBonds Dec 2027 Term Treasury ETF
(1)
iShares iBonds Dec 2028 Term Treasury ETF
(1)
iShares iBonds Dec 2029 Term Treasury ETF
(1)
iShares iBonds Dec 2030 Term Treasury ETF
(1)
iShares iBonds Dec 2031 Term Treasury ETF
(1)
iShares iBonds Dec 2032 Term Treasury ETF
(1)
iShares iBonds Dec 2033 Term Treasury ETF
(2)

Important Tax Information
(unaudited)
2024
iShares Annual Financial Statements and Additional Information
44
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
iBonds Dec 2024 Term Treasury ......................................................................................... $ 122,465,671
iBonds Dec 2025 Term Treasury ......................................................................................... 92,052,945
iBonds Dec 2026 Term Treasury ......................................................................................... 43,092,259
iBonds Dec 2027 Term Treasury ......................................................................................... 32,002,097
iBonds Dec 2028 Term Treasury ......................................................................................... 19,610,802
iBonds Dec 2029 Term Treasury ......................................................................................... 9,940,283
iBonds Dec 2030 Term Treasury ......................................................................................... 8,913,491
iBonds Dec 2031 Term Treasury ......................................................................................... 7,415,777
iBonds Dec 2032 Term Treasury ......................................................................................... 7,829,673
iBonds Dec 2033 Term Treasury ......................................................................................... 7,079,197
iShares ETF Interest Dividends
iBonds Dec 2024 Term Treasury ......................................................................................... $ 122,465,671
iBonds Dec 2025 Term Treasury ......................................................................................... 92,052,945
iBonds Dec 2026 Term Treasury ......................................................................................... 43,092,259
iBonds Dec 2027 Term Treasury ......................................................................................... 32,002,097
iBonds Dec 2028 Term Treasury ......................................................................................... 19,610,802
iBonds Dec 2029 Term Treasury ......................................................................................... 9,940,283
iBonds Dec 2030 Term Treasury ......................................................................................... 8,913,491
iBonds Dec 2031 Term Treasury ......................................................................................... 7,415,777
iBonds Dec 2032 Term Treasury ......................................................................................... 7,829,673
iBonds Dec 2033 Term Treasury ......................................................................................... 7,079,197
iShares ETF
Interest-Related
Dividends
iBonds Dec 2024 Term Treasury ......................................................................................... $ 122,465,671
iBonds Dec 2025 Term Treasury ......................................................................................... 92,052,945
iBonds Dec 2026 Term Treasury ......................................................................................... 43,092,259
iBonds Dec 2027 Term Treasury ......................................................................................... 32,002,097
iBonds Dec 2028 Term Treasury ......................................................................................... 19,610,802
iBonds Dec 2029 Term Treasury ......................................................................................... 9,940,283
iBonds Dec 2030 Term Treasury ......................................................................................... 8,913,491
iBonds Dec 2031 Term Treasury ......................................................................................... 7,415,777
iBonds Dec 2032 Term Treasury ......................................................................................... 7,829,673
iBonds Dec 2033 Term Treasury ......................................................................................... 7,079,197

Additional Information
45
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
46
iShares iBonds Dec 2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec
2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury
ETF, iShares iBonds Dec 2031 Term Treasury ETF, iShares iBonds Dec 2032 Term Treasury ETF, iShares iBonds Dec 2033 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
47
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements and Additional Information
48
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds 2028 Term High Yield and Income ETF | IBHH | Cboe BZX Exchange
iShares iBonds 2029 Term High Yield and Income ETF | IBHI | Cboe BZX Exchange
iShares iBonds 2030 Term High Yield and Income ETF | IBHJ | Cboe BZX Exchange

Page
2

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
Bombardier, Inc., 6.00%, 02/15/28
(a)
...... USD 485 $ 484,480
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
.. 259 247,093
Spirit AeroSystems, Inc., 4.60%, 06/15/28 ... 453 431,740
TransDigm, Inc., 6.75%, 08/15/28
(a)
....... 1,353 1,383,395
Triumph Group, Inc., 9.00%, 03/15/28
(a)
.... 617 643,371
3,190,079
Air Freight & Logistics — 0.2%
Cargo Aircraft Management, Inc., 4.75%,
02/01/28
(a) (b)
.................... 357 340,671
Automobile Components — 2.0%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
312 317,177
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
..................... 281 277,891
Clarios Global LP, 6.75%, 05/15/28
(a)
...... 485 496,495
Dana, Inc., 5.63%, 06/15/28
(b)
.......... 256 248,441
Tenneco, Inc., 8.00%, 11/17/28
(a)
........ 1,228 1,136,273
ZF North America Capital, Inc., 6.88%,
04/14/28
(a) (b)
.................... 405 408,457
2,884,734
Automobiles — 0.7%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ...................... 364 360,054
PM General Purchaser LLC, 9.50%, 10/01/28 397 402,793
Winnebago Industries, Inc., 6.25%, 07/15/28 . 194 192,982
955,829
Biotechnology — 0.5%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 291 234,128
Grifols SA, 4.75%, 10/15/28
(b)
.......... 470 433,989
668,117
Broadline Retail — 1.3%
ANGI Group LLC, 3.88%, 08/15/28
(a) (b)
..... 322 291,624
Match Group Holdings II LLC, 4.63%,
06/01/28
(a)
..................... 347 333,545
NMG Holding Co., Inc., 8.50%, 10/01/28
(a)
... 750 763,106
Nordstrom, Inc., 6.95%, 03/15/28
(b)
....... 194 200,677
QVC, Inc., 6.88%, 04/15/29
(a)
........... 284 244,325
1,833,277
Building Products — 2.8%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(a) (b)
.................... 343 361,039
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a) (b)
.................... 459 461,513
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(a) (b)
... 330 302,040
Griffon Corp., 5.75%, 03/01/28 .......... 633 621,516
James Hardie International Finance DAC,
5.00%, 01/15/28
(a)
................ 280 271,822
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 .................. 378 366,068
9.75% , 07/15/28 .................. 180 182,786
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
..................... 709 703,590
Standard Industries, Inc., 4.75%, 01/15/28
(a)
. 647 623,935
3,894,309
Capital Markets — 0.6%
(a)
AG Issuer LLC, 6.25%, 03/01/28 ........ 313 306,005
Coinbase Global, Inc., 3.38%, 10/01/28
(b)
... 647 577,781
883,786
Security
Par (000)
Par (000) Value
Chemicals — 4.2%
Chemours Co. (The), 5.75%, 11/15/28
(a) (b)
... USD 506 $ 468,435
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
..................... 340 276,882
CVR Partners LP, 6.13%, 06/15/28
(a)
...... 353 337,665
Element Solutions, Inc., 3.88%, 09/01/28
(a)
.. 517 497,977
HB Fuller Co., 4.25%, 10/15/28 ......... 184 174,352
Herens Holdco SARL, 4.75%, 05/15/28
(a)
... 224 195,885
Illuminate Buyer LLC, 9.00%, 07/01/28
(a)
.... 298 301,884
INEOS Finance plc, 6.75%, 05/15/28
(a)
..... 265 267,045
Ingevity Corp., 3.88%, 11/01/28
(a) (b)
....... 338 311,468
Innophos Holdings, Inc., 9.38%, 02/15/28
(a) (b)
. 178 167,940
LSB Industries, Inc., 6.25%, 10/15/28
(a)
.... 309 299,229
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
256 247,846
Olympus Water US Holding Corp.
(a)
4.25% , 10/01/28 .................. 559 526,530
9.75% , 11/15/28 .................. 1,088 1,154,652
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a) (b)
. 712 681,559
5,909,349
Commercial Services & Supplies — 3.5%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a) (b)
................ 1,308 1,226,442
Aramark Services, Inc., 5.00%, 02/01/28
(a)
... 754 740,635
Garda World Security Corp., 7.75%, 02/15/28
(a)
259 267,435
GFL Environmental, Inc.
(a)
4.00% , 08/01/28 .................. 485 458,319
3.50% , 09/01/28
(b)
................. 485 454,661
Interface, Inc., 5.50%, 12/01/28
(a)
........ 202 197,084
Madison IAQ LLC, 4.13%, 06/30/28
(a) (b)
..... 438 414,683
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a) (b)
.................... 841 840,158
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
.. 312 298,683
4,898,100
Communications Equipment — 0.1%
ViaSat, Inc., 6.50%, 07/15/28
(a) (b)
........ 250 188,488
Construction & Engineering — 0.9%
Fluor Corp., 4.25%, 09/15/28 ........... 388 372,843
Pike Corp., 5.50%, 09/01/28
(a)
.......... 475 465,071
Railworks Holdings LP, 8.25%, 11/15/28
(a)
... 202 207,101
Weekley Homes LLC, 4.88%, 09/15/28
(a)
.... 241 230,499
1,275,514
Consumer Finance — 2.3%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
. 388 411,309
Enova International, Inc., 11.25%, 12/15/28
(a)
. 246 264,901
FirstCash, Inc., 4.63%, 09/01/28
(a)
........ 330 312,637
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
.... 392 414,163
goeasy Ltd., 9.25%, 12/01/28
(a)
......... 356 379,683
Navient Corp., 4.88%, 03/15/28 ......... 323 307,646
OneMain Finance Corp.
6.63% , 01/15/28 .................. 485 492,237
3.88% , 09/15/28 .................. 444 409,849
PRA Group, Inc., 8.38%, 02/01/28
(a)
....... 240 246,961
3,239,386
Consumer Staples Distribution & Retail — 1.1%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28 .................. 330 330,556
6.50% , 02/15/28
(b)
................. 335 340,754
C&S Group Enterprises LLC, 5.00%, 12/15/28 271 225,139
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
332 320,572
US Foods, Inc., 6.88%, 09/15/28 ........ 312 321,244
1,538,265

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 3.0%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a)
................ USD 419 $ 377,724
Ball Corp., 6.88%, 03/15/28 ........... 473 486,163
Cascades, Inc., 5.38%, 01/15/28
(a)
....... 288 283,085
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
330 320,434
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
..................... 317 296,230
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(a)
..................... 534 526,702
Iris Holding, Inc., 10.00%, 12/15/28
(a)
...... 250 219,627
LABL, Inc.
(a)
5.88% , 11/01/28 .................. 323 300,157
9.50% , 11/01/28
(b)
................. 194 198,777
Pactiv Evergreen Group Issuer LLC, 4.38%,
10/15/28
(a)
..................... 329 309,493
Sealed Air Corp., 6.13%, 02/01/28
(a) (b)
..... 499 503,715
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 369 353,197
4,175,304
Distributors — 0.8%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 438 416,330
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 314 309,586
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 . 352 361,326
1,087,242
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
..................... 288 282,271
Grand Canyon University, 5.13%, 10/01/28
(b)
. 246 230,549
512,820
Diversified REITs — 1.9%
(a)
Necessity Retail REIT, Inc., 4.50%, 09/30/28 . 327 301,174
Uniti Group LP
10.50% , 02/15/28 ................. 1,876 1,999,976
4.75% , 04/15/28 .................. 369 339,239
2,640,389
Diversified Telecommunication Services — 5.0%
Altice Financing SA, 5.00%, 01/15/28
(a)
..... 778 658,173
Altice France SA, 5.50%, 01/15/28
(a)
...... 700 541,451
CCO Holdings LLC, 5.00%, 02/01/28
(a)
..... 1,630 1,577,396
Consolidated Communications, Inc.
(a)
5.00% , 10/01/28
(b)
................. 257 238,009
6.50% , 10/01/28 .................. 485 460,664
Frontier Communications Holdings LLC, 5.00%,
05/01/28
(a)
..................... 1,003 986,524
Frontier Florida LLC, Series E, 6.86%, 02/01/28 196 203,735
Iliad Holding SASU, 7.00%, 10/15/28
(a)
..... 571 578,957
Level 3 Financing, Inc., 4.25%, 07/01/28
(a)
... 320 266,084
Windstream Services LLC, 7.75%, 08/15/28
(a) (b)
906 910,918
Zayo Group Holdings, Inc., 6.13%, 03/01/28
(a) (b)
694 595,697
7,017,608
Electric Utilities — 1.1%
NRG Energy, Inc., 5.75%, 01/15/28 ....... 531 531,756
Pattern Energy Operations LP, 4.50%,
08/15/28
(a)
..................... 433 411,369
PG&E Corp., 5.00%, 07/01/28 .......... 647 632,636
1,575,761
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
..... 538 512,469
Energy Equipment & Services — 1.4%
Archrock Partners LP, 6.25%, 04/01/28
(a)
.... 518 518,972
Bristow Group, Inc., 6.88%, 03/01/28
(a)
..... 259 257,133
Global Marine, Inc., 7.00%, 06/01/28 ...... 169 159,831
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries Ltd., 7.50%, 01/15/28
(a)
... USD 274 $ 260,831
Nine Energy Service, Inc., 13.00%, 02/01/28
(b)
188 125,034
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 181 177,691
Transocean Aquila Ltd., 8.00%, 09/30/28
(a) (b)
. 187 191,834
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a) (b)
.................... 340 350,333
2,041,659
Entertainment — 0.6%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28
(b)
.... 495 486,024
Live Nation Entertainment, Inc., 3.75%,
01/15/28 ...................... 347 329,017
815,041
Financial Services — 2.2%
(a)
Benteler International AG, 10.50%, 05/15/28 . 330 341,910
Burford Capital Global Finance LLC, 6.25%,
04/15/28 ...................... 250 249,465
Freedom Mortgage Corp., 12.00%, 10/01/28 . 502 542,627
Jefferies Finance LLC, 5.00%, 08/15/28 .... 647 597,230
LD Holdings Group LLC, 6.13%, 04/01/28 ... 323 279,041
Midcap Financial Issuer Trust, 6.50%, 05/01/28 692 654,697
Nationstar Mortgage Holdings, Inc., 5.50%,
08/15/28 ...................... 529 516,845
3,181,815
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(a) (b)
..... 517 537,151
Chobani LLC, 4.63%, 11/15/28
(a)
......... 257 246,790
Lamb Weston Holdings, Inc., 4.88%,
05/15/28
(a) (b)
.................... 347 339,807
Post Holdings, Inc., 5.63%, 01/15/28
(a)
..... 306 308,689
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 307 278,652
1,711,089
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
... 319 328,181
Ground Transportation — 0.2%
Avis Budget Car Rental LLC, 4.75%,
04/01/28
(a) (b)
.................... 323 303,290
Health Care Equipment & Supplies — 1.8%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 1,003 969,539
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 906 952,016
Hologic, Inc., 4.63%, 02/01/28 .......... 259 253,470
Teleflex, Inc., 4.25%, 06/01/28 .......... 323 309,746
2,484,771
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(a)
282 273,607
AdaptHealth LLC, 6.13%, 08/01/28
(a)
...... 226 222,873
Encompass Health Corp., 4.50%, 02/01/28 .. 517 502,755
Heartland Dental LLC, 10.50%, 04/30/28
(a)
.. 461 490,760
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
.. 517 496,124
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(a)
..................... 671 458,181
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 386 373,413
6.13% , 10/01/28
(b)
................. 1,617 1,616,345
Toledo Hospital (The), Series B, 5.33%,
11/15/28 ...................... 200 194,660
4,628,718
Health Care REITs — 0.2%
CTR Partnership LP, 3.88%, 06/30/28
(a)
.... 246 232,931

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
..................... USD 460 $ 455,379
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
. 259 268,413
Service Properties Trust, 3.95%, 01/15/28
(b)
.. 259 222,039
945,831
Hotels, Restaurants & Leisure — 7.6%
1011778 BC ULC
(a)
3.88% , 01/15/28 .................. 1,003 955,460
4.38% , 01/15/28 .................. 485 466,879
Acushnet Co., 7.38%, 10/15/28
(a)
........ 211 220,568
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(a)
..................... 1,328 1,425,291
Cedar Fair LP, 6.50%, 10/01/28 ......... 176 177,270
Churchill Downs, Inc., 4.75%, 01/15/28
(a) (b)
... 433 419,961
Full House Resorts, Inc., 8.25%, 02/15/28
(a)
.. 291 290,662
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a)
..................... 250 154,851
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28
(a)
..................... 322 322,354
Light & Wonder International, Inc., 7.00%,
05/15/28
(a)
..................... 453 454,988
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
..................... 178 185,532
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
..................... 211 201,592
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
553 528,626
MGM Resorts International, 4.75%, 10/15/28
(b)
471 455,044
NCL Corp. Ltd., 8.38%, 02/01/28
(a)
....... 376 393,862
NCL Finance Ltd., 6.13%, 03/15/28
(a) (b)
..... 340 342,032
Royal Caribbean Cruises Ltd.
3.70% , 03/15/28
(b)
................. 302 287,721
5.50% , 04/01/28
(a)
................. 970 970,034
Station Casinos LLC, 4.50%, 02/15/28
(a)
.... 447 426,797
Studio City Finance Ltd., 6.50%, 01/15/28
(a)
.. 340 328,007
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
..... 261 256,941
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
...... 437 425,098
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
..................... 302 287,126
Wynn Macau Ltd., 5.63%, 08/26/28
(a)
...... 858 824,629
10,801,325
Household Durables — 1.5%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
.... 277 289,221
Ashton Woods USA LLC, 6.63%, 01/15/28
(a)
. 145 144,982
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
194 202,949
Installed Building Products, Inc., 5.75%,
02/01/28
(a)
..................... 181 179,790
LGI Homes, Inc., 8.75%, 12/15/28
(a)
....... 277 291,663
M/I Homes, Inc., 4.95%, 02/01/28 ........ 251 242,692
Shea Homes LP, 4.75%, 02/15/28 ........ 272 259,698
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a)
..................... 282 281,926
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 226 224,581
2,117,502
Household Products — 0.4%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 181 178,224
Energizer Holdings, Inc., 4.75%, 06/15/28
(a)
.. 378 363,701
541,925
Independent Power and Renewable Electricity Producers
— 1.7%
(a)
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28 ...................... 242 231,191
Calpine Corp.
4.50% , 02/15/28 .................. 805 775,394
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.13% , 03/15/28 .................. USD 906 $ 886,004
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 550 533,553
2,426,142
Insurance — 0.8%
(a)
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28 ...................... 798 802,632
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 .. 362 352,608
1,155,240
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a)
........ 259 258,898
IT Services — 1.9%
(a)
Acuris Finance US, Inc., 5.00%, 05/01/28 ... 240 216,425
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 272 263,942
Arches Buyer, Inc.
4.25% , 06/01/28 .................. 594 544,677
6.13% , 12/01/28 .................. 362 318,882
ASGN, Inc., 4.63%, 05/15/28 ........... 356 340,187
Cablevision Lightpath LLC, 5.63%, 09/15/28 . 268 249,186
ION Trading Technologies SARL, 5.75%,
05/15/28 ...................... 304 274,655
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28 ...................... 333 329,325
Virtusa Corp., 7.13%, 12/15/28 ......... 226 219,361
2,756,640
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................ 347 330,372
Machinery — 1.9%
ATS Corp., 4.13%, 12/15/28
(a)
.......... 215 201,607
Calderys Financing LLC, 11.25%, 06/01/28
(a)
. 356 380,537
GrafTech Finance, Inc., 4.63%, 12/15/28
(a)
... 202 143,473
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(a)
..................... 181 152,034
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
............... 327 351,057
Titan International, Inc., 7.00%, 04/30/28 ... 258 250,009
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(a)
246 247,176
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
... 388 401,487
Wabash National Corp., 4.50%, 10/15/28
(a)
.. 246 222,933
Werner FinCo. LP, 11.50%, 06/15/28
(a)
..... 277 307,541
2,657,854
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
........ 153 156,942
Media — 6.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
..................... 427 399,745
Block Communications, Inc., 4.88%,
03/01/28
(a) (b)
.................... 201 190,608
Clear Channel Outdoor Holdings, Inc.
(a)
7.75% , 04/15/28 .................. 648 576,458
9.00% , 09/15/28
(b)
................. 469 492,767
CSC Holdings LLC
(a)
5.38% , 02/01/28 .................. 625 534,854
11.25% , 05/15/28 ................. 645 628,874
GCI LLC, 4.75%, 10/15/28
(a)
........... 389 366,988
Lamar Media Corp., 3.75%, 02/15/28 ...... 369 350,125
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
536 525,680
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
.... 649 610,037
Sirius XM Radio, Inc., 4.00%, 07/15/28
(a)
.... 1,294 1,210,167
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(a)
... 310 306,127

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
TEGNA, Inc., 4.63%, 03/15/28 .......... USD 649 $ 611,946
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................ 800 778,478
Univision Communications, Inc., 8.00%,
08/15/28
(a)
..................... 926 941,015
Urban One, Inc., 7.38%, 02/01/28
(a) (b)
...... 420 311,616
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................ 330 315,395
9,150,880
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, 6.13%, 05/15/28
(a)
330 331,185
Carpenter Technology Corp., 6.38%, 07/15/28 259 258,691
Century Aluminum Co., 7.50%, 04/01/28
(a)
... 160 161,902
Constellium SE, 5.63%, 06/15/28
(a)
....... 205 200,209
Hecla Mining Co., 7.25%, 02/15/28 ....... 307 310,291
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a)
25 24,654
Kaiser Aluminum Corp., 4.63%, 03/01/28
(a) (b)
. 323 308,025
Mineral Resources Ltd., 9.25%, 10/01/28
(a)
.. 712 750,084
2,345,041
Office REITs — 0.3%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
..................... 226 236,293
Hudson Pacific Properties LP, 5.95%, 02/15/28 244 216,453
452,746
Oil, Gas & Consumable Fuels — 8.5%
Antero Midstream Partners LP, 5.75%,
01/15/28
(a)
..................... 420 417,832
Buckeye Partners LP, 4.50%, 03/01/28
(a)
.... 323 307,413
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a) (b)
.................... 210 215,765
Civitas Resources, Inc., 8.38%, 07/01/28
(a)
.. 873 902,654
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a)
..................... 647 679,416
CVR Energy, Inc., 5.75%, 02/15/28
(a)
...... 259 236,459
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
251 248,564
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(a)
................ 453 455,373
EQM Midstream Partners LP, 5.50%, 07/15/28 550 547,685
Genesis Energy LP, 7.75%, 02/01/28 ...... 439 443,283
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
.. 517 522,949
Hess Midstream Operations LP, 5.13%,
06/15/28
(a)
..................... 356 348,536
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
..... 388 378,793
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(a)
................ 362 381,972
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
..... 523 534,282
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
..................... 252 274,939
Matador Resources Co., 6.88%, 04/15/28
(a)
.. 323 328,590
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
.. 439 443,244
PBF Holding Co. LLC, 6.00%, 02/15/28 .... 519 504,409
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(a)
................ 388 402,915
SM Energy Co., 6.50%, 07/15/28 ........ 261 260,247
Sunnova Energy Corp., 11.75%, 10/01/28
(a)
.. 250 204,253
Sunoco LP
5.88% , 03/15/28 .................. 241 240,055
7.00% , 09/15/28
(a)
................. 305 313,650
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
485 466,047
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
..................... 453 442,761
Venture Global LNG, Inc., 8.13%, 06/01/28
(a)
. 1,455 1,509,862
12,011,948
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.6%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 .... USD 194 $ 183,630
Clearwater Paper Corp., 4.75%, 08/15/28 ... 178 165,271
Domtar Corp., 6.75%, 10/01/28 ......... 402 367,768
Mercer International, Inc., 12.88%, 10/01/28 . 129 136,664
853,333
Passenger Airlines — 1.3%
American Airlines, Inc., 7.25%, 02/15/28
(a)
... 485 493,037
Avianca Midco 2 plc
9.00% , 12/01/28
(a)
................. 1,075 1,057,323
VistaJet Malta Finance plc, 9.50%, 06/01/28
(a)
312 306,477
1,856,837
Personal Care Products — 0.5%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
485 478,915
Prestige Brands, Inc., 5.13%, 01/15/28 ..... 259 253,921
732,836
Pharmaceuticals — 3.2%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 .................. 1,032 795,956
11.00% , 09/30/28 ................. 1,141 1,050,073
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(a)
..................... 319 307,849
Elanco Animal Health, Inc., 6.65%, 08/28/28
(c)
473 485,871
Mallinckrodt International Finance SA, 14.75%,
11/14/28
(a) (b)
.................... 515 562,725
Organon & Co., 4.13%, 04/30/28
(a)
....... 1,370 1,297,984
4,500,458
Professional Services — 0.6%
(a)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 485 455,430
KBR, Inc., 4.75%, 09/30/28 ............ 151 145,149
Science Applications International Corp., 4.88%,
04/01/28 ...................... 241 236,101
836,680
Real Estate Management & Development — 1.0%
(a)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................. 420 422,297
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (c)
.................... 346 354,229
Forestar Group, Inc., 5.00%, 03/01/28 ..... 194 185,384
Howard Hughes Corp. (The), 5.38%, 08/01/28 485 471,391
1,433,301
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 4.38%, 04/15/28 ......... 259 247,102
ON Semiconductor Corp., 3.88%, 09/01/28 .. 453 425,079
672,181
Software — 2.7%
(a)
Alteryx, Inc., 8.75%, 03/15/28 .......... 291 296,994
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ...................... 600 566,561
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ...................... 270 267,014
Fair Isaac Corp., 4.00%, 06/15/28 ........ 588 558,236
GoTo Group, Inc., 5.50%, 05/01/28
(b)
...... 233 181,790
Helios Software Holdings, Inc., 4.63%, 05/01/28 214 196,123
NCR Voyix Corp., 5.00%, 10/01/28 ....... 420 403,696
Open Text Corp., 3.88%, 02/15/28 ....... 568 534,057
PTC, Inc., 4.00%, 02/15/28 ............ 302 288,744
Rocket Software, Inc., 9.00%, 11/28/28 .... 528 550,143
3,843,358
Specialized REITs — 0.6%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 .................. 533 523,297

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.00% , 07/15/28 .................. USD 322 $ 313,719
837,016
Specialty Retail — 3.3%
Advance Auto Parts, Inc., 5.95%, 03/09/28
(b)
. 181 182,476
Asbury Automotive Group, Inc., 4.50%,
03/01/28 ...................... 262 253,136
Bath & Body Works, Inc., 5.25%, 02/01/28
(b)
.. 292 288,050
Carvana Co., 9.00%, (9.00% Cash or 12.00%
PIK), 12/01/28
(a) (d)
................ 535 552,358
eG Global Finance plc, 12.00%, 11/30/28
(a)
.. 704 782,476
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(a)
... 288 303,143
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
. 471 441,381
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a)
286 277,256
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(a)
. 550 397,615
PetSmart, Inc., 4.75%, 02/15/28
(a)
........ 763 725,422
White Cap Buyer LLC, 6.88%, 10/15/28
(a)
... 431 432,882
4,636,195
Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28
(a) (b)
.. 485 398,359
Trading Companies & Distributors — 2.8%
EquipmentShare.com, Inc., 9.00%, 05/15/28
(a)
673 696,171
Fortress Transportation & Infrastructure
Investors LLC, 5.50%, 05/01/28
(a)
...... 649 637,064
H&E Equipment Services, Inc., 3.88%,
12/15/28
(a)
..................... 809 747,351
United Rentals North America, Inc., 4.88%,
01/15/28 ...................... 1,078 1,054,275
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
. 865 885,131
4,019,992
Total Long-Term Investments — 97 .6%
(Cost: $ 135,852,328 ) .............................. 137,678,824
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(g)
.................. 15,225,104 $ 15,235,762
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 1,046,862 1,046,862
Total Short-Term Securities — 11 .5%
(Cost: $ 16,278,779 ) ............................... 16,282,624
Total Investments — 109 .1%
(Cost: $ 152,131,107 ) .............................. 153,961,448
Liabilities in Excess of Other Assets — (9.1) % ............. (12,876,977)
Net Assets — 100.0% ...............................
$ 141,084,471
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,908,199 $ 13,326,053
(a)
$ — $ (1,549) $ 3,059 $ 15,235,762 15,225,104 $ 32,658
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 40,000 1,006,862
(a)
— — — 1,046,862 1,046,862 33,343 —
$ (1,549) $ 3,059 $ 16,282,624 $ 66,001 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2028 Term High Yield and Income ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 137,678,824 $ — $ 137,678,824
Short-Term Securities
Money Market Funds ...................................... 16,282,624 — — 16,282,624
$ 16,282,624 $ 137,678,824 $ — $ 153,961,448

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
.. USD 140 $ 143,133
Bombardier, Inc., 7.50%, 02/01/29
(a) (b)
..... 196 204,223
BWX Technologies, Inc., 4.13%, 04/15/29
(a)
.. 102 96,533
Spirit AeroSystems, Inc., 9.38%, 11/30/29
(a)
.. 259 279,096
TransDigm, Inc.
4.63% , 01/15/29 .................. 313 297,298
6.38% , 03/01/29
(a)
................. 733 744,057
4.88% , 05/01/29 .................. 196 186,937
1,951,277
Automobile Components — 1.7%
Allison Transmission, Inc., 5.88%, 06/01/29
(a) (b)
131 130,752
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(b)
..................... 157 142,030
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(a) (b)
.................... 177 148,084
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29
(b)
..................... 235 212,231
Icahn Enterprises LP
9.75% , 01/15/29 .................. 147 146,816
4.38% , 02/01/29 .................. 200 166,853
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash
or 7.13% PIK), 05/15/29
(a) (c)
.......... 115 111,193
Patrick Industries, Inc., 4.75%, 05/01/29
(a) (b)
.. 91 86,101
Phinia, Inc., 6.75%, 04/15/29
(a)
.......... 137 140,075
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(a)
..................... 160 139,571
1,423,706
Automobiles — 0.6%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29 ...................... 277 268,996
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ...................... 105 102,701
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 133 121,359
493,056
Beverages — 0.5%
(a)
Primo Water Holdings, Inc., 4.38%, 04/30/29 . 202 190,121
Triton Water Holdings, Inc., 6.25%, 04/01/29 . 205 202,510
392,631
Broadline Retail — 1.6%
(a)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 209 192,731
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
87 85,032
Match Group Holdings II LLC, 5.63%, 02/15/29 102 100,577
QVC, Inc., 6.88%, 04/15/29
(b)
........... 161 138,508
Rakuten Group, Inc., 9.75%, 04/15/29 ..... 530 571,380
Wayfair LLC, 7.25%, 10/31/29
(b)
......... 210 212,489
1,300,717
Building Products — 0.5%
(a)
Cornerstone Building Brands, Inc.
(b)
6.13% , 01/15/29 .................. 95 84,861
9.50% , 08/15/29 .................. 135 139,317
Summit Materials LLC, 5.25%, 01/15/29 .... 213 211,158
435,336
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 7.50%, 04/01/29
(b)
..... 115 110,703
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 261 251,394
Hightower Holding LLC, 6.75%, 04/15/29 ... 75 73,745
Jane Street Group, 4.50%, 11/15/29 ...... 157 148,441
584,283
Security
Par (000)
Par (000) Value
Chemicals — 2.9%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(a)
USD 182 $ 167,405
Chemours Co. (The), 4.63%, 11/15/29
(a) (b)
... 162 140,427
INEOS Finance plc, 7.50%, 04/15/29
(a)
..... 189 195,306
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(a)
..................... 110 116,518
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(a) (b)
.. 89 90,794
Mativ Holdings, Inc., 8.00%, 10/01/29
(a) (b)
... 107 108,759
Methanex Corp., 5.25%, 12/15/29 ........ 183 176,826
Olin Corp., 5.63%, 08/01/29
(b)
.......... 177 174,482
Olympus Water US Holding Corp., 6.25%,
10/01/29
(a)
..................... 115 110,640
Rain Carbon, Inc., 12.25%, 09/01/29
(a) (b)
.... 128 136,317
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(a) (b)
. 183 177,433
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 107 101,048
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
..................... 176 166,735
Tronox, Inc., 4.63%, 03/15/29
(a) (b)
........ 287 260,158
WR Grace Holdings LLC, 5.63%, 08/15/29
(a)
. 309 285,318
2,408,166
Commercial Services & Supplies — 3.9%
ACCO Brands Corp., 4.25%, 03/15/29
(a)
.... 153 140,336
ADT Security Corp. (The), 4.13%, 08/01/29
(a) (b)
261 244,054
Allied Universal Holdco LLC, 6.00%, 06/01/29
(a)
270 247,078
APi Group DE, Inc.
(a)
4.13% , 07/15/29 .................. 90 82,978
4.75% , 10/15/29 .................. 74 70,198
Brink's Co. (The), 6.50%, 06/15/29
(a)
...... 102 104,217
Clean Harbors, Inc., 5.13%, 07/15/29
(a)
..... 78 75,799
CoreCivic, Inc., 8.25%, 04/15/29 ......... 133 139,854
Deluxe Corp., 8.00%, 06/01/29
(a)
........ 127 119,707
Garda World Security Corp., 6.00%, 06/01/29
(a)
145 135,850
GEO Group, Inc. (The), 8.63%, 04/15/29 ... 170 177,763
GFL Environmental, Inc.
(a)
4.75% , 06/15/29
(b)
................. 196 187,291
4.38% , 08/15/29 .................. 143 134,001
Madison IAQ LLC, 5.88%, 06/30/29
(a)
...... 276 261,707
Pitney Bowes, Inc., 7.25%, 03/15/29
(a) (b)
.... 94 92,374
Reworld Holding Corp., 4.88%, 12/01/29
(a)
... 200 186,503
RR Donnelley & Sons Co.
(a)
9.50% , 08/01/29 .................. 285 287,057
10.88% , 08/01/29
(b)
................ 127 125,202
Steelcase, Inc., 5.13%, 01/18/29 ........ 115 110,832
Stericycle, Inc., 3.88%, 01/15/29
(a)
........ 131 129,548
VM Consolidated, Inc., 5.50%, 04/15/29
(a)
... 91 88,007
Williams Scotsman, Inc., 6.63%, 06/15/29
(a)
.. 145 147,239
3,287,595
Communications Equipment — 0.5%
(a)
CommScope LLC, 4.75%, 09/01/29 ....... 333 278,129
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 110 99,779
377,908
Construction & Engineering — 0.6%
(a)
Arcosa, Inc., 4.38%, 04/15/29 .......... 102 96,129
Dycom Industries, Inc., 4.50%, 04/15/29 .... 142 133,963
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ...................... 102 99,452
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(b)
..................... 87 81,685
Tutor Perini Corp., 11.88%, 04/30/29 ...... 107 116,873
528,102
Consumer Finance — 2.2%
ASG Finance DAC, 9.75%, 05/15/29
(a)
..... 85 85,145
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(a)
..................... 235 247,948

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(a)
. USD 112 $ 92,894
Encore Capital Group, Inc., 9.25%, 04/01/29
(a)
145 154,496
Enova International, Inc., 9.13%, 08/01/29
(a)
.. 133 136,762
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
.... 102 104,204
goeasy Ltd., 7.63%, 07/01/29
(a)
......... 157 161,345
Navient Corp., 5.50%, 03/15/29 ......... 196 186,709
OneMain Finance Corp.
9.00% , 01/15/29 .................. 234 247,630
5.38% , 11/15/29 .................. 197 188,703
PRA Group, Inc., 5.00%, 10/01/29
(a)
....... 93 84,204
PROG Holdings, Inc., 6.00%, 11/15/29
(a)
.... 170 164,736
1,854,776
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., 3.50%, 03/15/29
(a)
.... 274 253,283
KeHE Distributors LLC, 9.00%, 02/15/29
(a)
... 267 276,667
Performance Food Group, Inc., 4.25%,
08/01/29
(a)
..................... 267 249,856
US Foods, Inc., 4.75%, 02/15/29
(a)
....... 235 226,464
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 196 194,511
1,200,781
Containers & Packaging — 1.3%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................ 295 258,843
Ball Corp., 6.00%, 06/15/29 ........... 260 264,081
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(a)
..................... 127 127,693
Graphic Packaging International LLC, 3.50%,
03/01/29
(a)
..................... 100 91,314
LABL, Inc., 8.25%, 11/01/29
(a)
.......... 123 108,538
Sealed Air Corp., 5.00%, 04/15/29
(a)
...... 115 111,097
TriMas Corp., 4.13%, 04/15/29
(a)
......... 117 109,248
1,070,814
Distributors — 0.5%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 102 93,300
Gates Corp., 6.88%, 07/01/29 .......... 131 134,770
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
... 78 71,808
Velocity Vehicle Group LLC, 8.00%, 06/01/29 . 131 134,729
434,607
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
... 250 250,517
Carriage Services, Inc., 4.25%, 05/15/29
(a)
.. 102 93,519
Champions Financing, Inc., 8.75%, 02/15/29
(a) (b)
157 158,494
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(a)
................ 194 185,791
Service Corp. International, 5.13%, 06/01/29
(b)
196 192,421
Signal Parent, Inc., 6.13%, 04/01/29
(a) (b)
.... 80 52,121
Sotheby's, 5.88%, 06/01/29
(a)
........... 80 70,310
StoneMor, Inc., 8.50%, 05/15/29
(a)
........ 107 95,270
1,098,443
Diversified REITs — 0.3%
Uniti Group LP, 6.50%, 02/15/29
(a)
........ 296 254,422
Diversified Telecommunication Services — 5.0%
Altice Financing SA, 5.75%, 08/15/29
(a)
..... 545 444,958
Altice France SA
(a)
5.13% , 01/15/29 .................. 124 93,049
5.13% , 07/15/29 .................. 667 499,028
5.50% , 10/15/29 .................. 530 400,234
CCO Holdings LLC
(a)
5.38% , 06/01/29 .................. 402 384,415
6.38% , 09/01/29
(b)
................. 400 396,101
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
6.75% , 05/01/29
(a)
................. USD 276 $ 274,660
5.88% , 11/01/29 .................. 196 191,429
Level 3 Financing, Inc.
(a)
3.63% , 01/15/29 .................. 101 75,727
10.50% , 04/15/29 ................. 202 225,168
4.88% , 06/15/29 .................. 171 146,250
3.75% , 07/15/29 .................. 119 86,977
11.00% , 11/15/29 ................. 422 476,371
Lumen Technologies, Inc.
(a)
4.50% , 01/15/29 .................. 86 67,100
4.13% , 04/15/29 .................. 87 76,155
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(a)
..................... 377 356,922
4,194,544
Electric Utilities — 1.5%
DPL, Inc., 4.35%, 04/15/29 ............ 110 103,154
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(a)
................ 96 89,726
NextEra Energy Operating Partners LP, 7.25%,
01/15/29
(a) (b)
.................... 208 214,046
NRG Energy, Inc.
(a)
3.38% , 02/15/29 .................. 136 124,201
5.25% , 06/15/29 .................. 195 190,579
5.75% , 07/15/29 .................. 209 206,419
Vistra Operations Co. LLC, 4.38%, 05/01/29
(a)
327 311,543
1,239,668
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%, 04/15/29
(a)
. 265 247,626
Electronic Equipment, Instruments & Components — 0.4%
(a)
Coherent Corp., 5.00%, 12/15/29 ........ 263 252,185
TTM Technologies, Inc., 4.00%, 03/01/29
(b)
.. 131 122,451
374,636
Energy Equipment & Services — 1.1%
(a)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 76 80,993
Kodiak Gas Services LLC, 7.25%, 02/15/29 .. 204 209,881
Precision Drilling Corp., 6.88%, 01/15/29 ... 105 104,456
Transocean, Inc., 8.25%, 05/15/29 ....... 249 250,215
USA Compression Partners LP, 7.13%,
03/15/29 ...................... 270 275,044
920,589
Entertainment — 0.7%
(a)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ...................... 252 217,546
Banijay Entertainment SAS, 8.13%, 05/01/29 . 100 103,642
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 160 141,280
Playtika Holding Corp., 4.25%, 03/15/29 .... 157 141,645
604,113
Financial Services — 2.7%
(a)
Armor Holdco, Inc., 8.50%, 11/15/29 ...... 92 90,159
CPI CG, Inc., 10.00%, 07/15/29 ......... 86 90,525
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ...................... 302 309,629
Jefferson Capital Holdings LLC, 9.50%,
02/15/29 ...................... 107 113,850
Nationstar Mortgage Holdings, Inc., 6.50%,
08/01/29 ...................... 196 196,144
NCR Atleos Corp., 9.50%, 04/01/29 ....... 353 388,684
Paysafe Finance plc, 4.00%, 06/15/29 ..... 93 85,665

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
PennyMac Financial Services, Inc.
4.25% , 02/15/29 .................. USD 181 $ 168,932
7.88% , 12/15/29 .................. 208 218,168
PHH Escrow Issuer LLC, 9.88%, 11/01/29 ... 125 122,503
Provident Funding Associates LP, 9.75%,
09/15/29 ...................... 110 112,622
Rocket Mortgage LLC, 3.63%, 03/01/29 .... 196 180,638
United Wholesale Mortgage LLC, 5.50%,
04/15/29 ...................... 187 178,273
2,255,792
Food Products — 0.9%
(a)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c)
............. 50 51,459
Chobani LLC, 7.63%, 07/01/29 ......... 141 146,976
Post Holdings, Inc., 5.50%, 12/15/29 ...... 323 315,048
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 222 205,886
719,369
Gas Utilities — 0.4%
(a)
Ferrellgas LP, 5.88%, 04/01/29 ......... 216 201,678
Superior Plus LP, 4.50%, 03/15/29 ....... 160 147,610
349,288
Ground Transportation — 1.3%
(a)
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
160 148,986
Carriage Purchaser, Inc., 7.88%, 10/15/29 ... 85 79,755
Dcli Bidco LLC, 7.75%, 11/15/29 ......... 70 71,195
First Student Bidco, Inc., 4.00%, 07/31/29 ... 209 192,479
Hertz Corp. (The)
(b)
12.63% , 07/15/29 ................. 200 212,027
5.00% , 12/01/29 .................. 270 174,847
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 245 228,004
1,107,293
Health Care Equipment & Supplies — 3.1%
(a)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 209 192,769
Hologic, Inc., 3.25%, 02/15/29 .......... 248 227,761
Medline Borrower LP
3.88% , 04/01/29 .................. 1,196 1,119,520
6.25% , 04/01/29 .................. 400 407,304
5.25% , 10/01/29 .................. 662 641,571
2,588,925
Health Care Providers & Services — 3.2%
180 Medical, Inc., 3.88%, 10/15/29
(a)
...... 145 135,012
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(a)
124 116,170
AdaptHealth LLC, 4.63%, 08/01/29
(a)
...... 131 119,031
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
. 75 72,570
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 .................. 168 158,198
6.88% , 04/15/29
(b)
................. 332 280,028
HealthEquity, Inc., 4.50%, 10/01/29
(a) (b)
..... 153 145,550
Kedrion SpA, 6.50%, 09/01/29
(a)
......... 215 202,125
LifePoint Health, Inc., 5.38%, 01/15/29
(a)
.... 131 119,804
ModivCare, Inc., 5.00%, 10/01/29
(a) (b)
...... 138 94,237
Option Care Health, Inc., 4.38%, 10/31/29
(a)
.. 130 119,504
Owens & Minor, Inc., 4.50%, 03/31/29
(a)
.... 128 115,300
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
..................... 400 406,801
Tenet Healthcare Corp., 4.25%, 06/01/29 ... 365 345,448
US Acute Care Solutions LLC, 9.75%,
05/15/29
(a)
..................... 213 217,296
2,647,074
Health Care REITs — 0.2%
MPT Operating Partnership LP, 4.63%,
08/01/29
(b)
..................... 244 189,777
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(a)
..................... USD 208 $ 197,963
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
... 107 106,797
RHP Hotel Properties LP, 4.50%, 02/15/29
(a)
. 160 153,064
RLJ Lodging Trust LP, 4.00%, 09/15/29
(a)
... 133 119,909
Service Properties Trust
8.38% , 06/15/29 .................. 183 178,201
4.95% , 10/01/29
(b)
................. 118 94,215
XHR LP, 4.88%, 06/01/29
(a)
............ 133 124,849
974,998
Hotels, Restaurants & Leisure — 8.4%
1011778 BC ULC
(a)
3.50% , 02/15/29 .................. 200 184,686
6.13% , 06/15/29 .................. 320 325,293
5.63% , 09/15/29 .................. 131 130,685
Bloomin' Brands, Inc., 5.13%, 04/15/29
(a)
... 78 72,376
Boyne USA, Inc., 4.75%, 05/15/29
(a)
...... 184 175,337
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a) (b)
.................... 320 299,920
Carnival Corp., 6.00%, 05/01/29
(a) (b)
....... 522 522,641
Cedar Fair LP, 5.25%, 07/15/29 ......... 145 139,663
Everi Holdings, Inc., 5.00%, 07/15/29
(a)
..... 112 111,289
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
261 243,734
Genting New York LLC, 7.25%, 10/01/29
(a)
.. 170 172,299
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
..................... 45 45,000
Hilton Domestic Operating Co., Inc.
(a)
5.88% , 04/01/29 .................. 153 154,309
3.75% , 05/01/29 .................. 209 194,751
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29
(a) (b)
............... 233 218,357
International Game Technology plc, 5.25%,
01/15/29
(a)
..................... 221 216,904
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(a)
133 130,880
Light & Wonder International, Inc., 7.25%,
11/15/29
(a)
..................... 127 129,810
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a)
139 133,303
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(a)
..................... 145 134,463
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a)
320 294,348
MGM Resorts International, 6.13%, 09/15/29 . 222 221,257
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
..................... 196 185,126
NCL Corp. Ltd.
(a)
8.13% , 01/15/29 .................. 206 218,065
7.75% , 02/15/29
(b)
................. 165 174,676
Papa John's International, Inc., 3.88%,
09/15/29
(a)
..................... 110 100,358
Penn Entertainment, Inc., 4.13%, 07/01/29
(a)
. 104 93,315
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(a)
..................... 201 142,011
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(a)
..................... 132 141,994
Resorts World Las Vegas LLC, 4.63%,
04/16/29
(d)
..................... 270 238,098
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(a)
..................... 193 185,472
Studio City Finance Ltd., 5.00%, 01/15/29
(a)
.. 295 266,342
TKC Holdings, Inc., 10.50%, 05/15/29
(a) (b)
... 176 177,781
Travel + Leisure Co., 4.50%, 12/01/29
(a)
.... 173 161,601
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
..... 131 131,982
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a)
..................... 105 103,608
Wynn Macau Ltd., 5.13%, 12/15/29
(a)
...... 283 262,828

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(a)
USD 207 $ 200,965
7,035,527
Household Durables — 2.1%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
. 105 98,123
Beazer Homes USA, Inc., 7.25%, 10/15/29
(b)
. 96 97,576
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
..................... 91 86,173
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(a)
205 207,641
Century Communities, Inc., 3.88%, 08/15/29
(a)
133 120,907
Empire Communities Corp., 9.75%, 05/01/29
(a)
132 138,142
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(a)
..................... 112 123,438
KB Home, 4.80%, 11/15/29 ............ 80 76,794
Landsea Homes Corp., 8.88%, 04/01/29
(a) (b)
.. 93 95,170
LGI Homes, Inc., 4.00%, 07/15/29
(a)
....... 75 67,181
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
77 80,699
Newell Brands, Inc., 6.63%, 09/15/29 ...... 131 133,510
Shea Homes LP, 4.75%, 04/01/29
(b)
....... 78 73,944
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
... 69 73,309
Tempur Sealy International, Inc., 4.00%,
04/15/29
(a)
..................... 209 192,473
TopBuild Corp., 3.63%, 03/15/29
(a)
....... 110 100,749
1,765,829
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/29
(a) (b)
. 207 193,442
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., 4.63%, 02/01/29
(a)
........ 180 170,967
TransAlta Corp., 7.75%, 11/15/29 ........ 117 123,499
294,466
Insurance — 2.2%
(a)
Acrisure LLC
8.25% , 02/01/29 .................. 247 251,078
4.25% , 02/15/29 .................. 183 172,168
8.50% , 06/15/29 .................. 140 143,747
6.00% , 08/01/29 .................. 140 132,341
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ...................... 120 113,347
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 196 197,100
4.88% , 06/30/29 .................. 211 198,600
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 200 199,791
AssuredPartners, Inc., 5.63%, 01/15/29 .... 144 136,297
BroadStreet Partners, Inc., 5.88%, 04/15/29 . 189 180,148
HUB International Ltd., 5.63%, 12/01/29 .... 147 142,121
1,866,738
IT Services — 0.8%
Acuris Finance US, Inc., 9.00%, 08/01/29
(a)
.. 140 137,275
Conduent Business Services LLC, 6.00%,
11/01/29
(a) (b)
.................... 136 129,104
ION Trading Technologies SARL, 9.50%,
05/30/29
(a)
..................... 205 208,588
Newfold Digital Holdings Group, Inc., 6.00%,
02/15/29
(a)
..................... 132 88,841
Twilio, Inc., 3.63%, 03/15/29 ........... 131 120,647
684,455
Leisure Products — 0.2%
Vista Outdoor, Inc., 4.50%, 03/15/29
(a)
..... 131 133,294
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(a)
................ 127 116,438
Security
Par (000)
Par (000) Value
Machinery — 1.2%
Esab Corp., 6.25%, 04/15/29
(a) (b)
......... USD 183 $ 186,232
Hillenbrand, Inc., 6.25%, 02/15/29
(b)
....... 132 132,547
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(a) (b)
.................... 267 274,033
Mueller Water Products, Inc., 4.00%, 06/15/29
(a)
129 119,984
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(a)
..................... 145 136,189
Terex Corp., 5.00%, 05/15/29
(a)
......... 170 163,557
1,012,542
Media — 5.5%
AMC Networks, Inc.
(b)
10.25% , 01/15/29
(a)
................ 234 240,903
4.25% , 02/15/29 .................. 263 181,315
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(a)
..................... 280 239,167
CSC Holdings LLC
(a)
11.75% , 01/31/29 ................. 545 531,577
6.50% , 02/01/29 .................. 467 394,465
Gray Television, Inc., 10.50%, 07/15/29
(a) (b)
.. 333 345,926
Lamar Media Corp., 4.88%, 01/15/29 ...... 112 108,797
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(a)
..................... 220 184,893
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(a)
170 171,148
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
.. 693 648,023
News Corp., 3.88%, 05/15/29
(a)
......... 261 243,032
Outfront Media Capital LLC, 4.25%, 01/15/29
(a)
132 123,604
Scripps Escrow II, Inc., 3.88%, 01/15/29
(a) (b)
.. 144 111,987
Sirius XM Radio, Inc., 5.50%, 07/01/29
(a) (b)
... 333 323,151
Stagwell Global LLC, 5.63%, 08/15/29
(a) (b)
... 293 278,873
TEGNA, Inc., 5.00%, 09/15/29 .......... 293 273,349
Univision Communications, Inc., 4.50%,
05/01/29
(a)
..................... 280 248,751
4,648,961
Metals & Mining — 2.0%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(a)
140 131,632
Algoma Steel, Inc., 9.13%, 04/15/29
(a)
..... 103 106,210
ATI, Inc., 4.88%, 10/01/29 ............ 85 80,325
Big River Steel LLC, 6.63%, 01/31/29
(a)
.... 187 188,369
Cleveland-Cliffs, Inc.
(a)
4.63% , 03/01/29
(b)
................. 106 99,365
6.88% , 11/01/29 .................. 235 235,814
Coeur Mining, Inc., 5.13%, 02/15/29
(a)
..... 88 84,244
Constellium SE, 3.75%, 04/15/29
(a)
....... 135 122,211
Hudbay Minerals, Inc., 6.13%, 04/01/29
(d)
... 152 153,014
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(a)
. 90 93,948
SunCoke Energy, Inc., 4.88%, 06/30/29
(a)
... 131 118,295
TMS International Corp., 6.25%, 04/15/29
(a)
.. 102 98,683
United States Steel Corp., 6.88%, 03/01/29
(b)
. 124 124,990
1,637,100
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 ................. 145 125,882
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29 ...................... 183 174,374
Rithm Capital Corp., 8.00%, 04/01/29 ..... 207 206,580
Starwood Property Trust, Inc., 7.25%,
04/01/29
(b)
..................... 157 161,369
668,205
Office REITs — 0.5%
Brandywine Operating Partnership LP
8.88% , 04/12/29 .................. 110 119,213
4.55% , 10/01/29
(b)
................. 95 87,523

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
Hudson Pacific Properties LP, 4.65%,
04/01/29
(b)
..................... USD 142 $ 113,709
Office Properties Income Trust
(a)
9.00% , 03/31/29 .................. 50 48,728
9.00% , 09/30/29 .................. 100 84,550
453,723
Oil, Gas & Consumable Fuels — 10.5%
Aethon United BR LP, 7.50%, 10/01/29
(a)
.... 266 267,743
Antero Midstream Partners LP, 5.38%,
06/15/29
(a)
..................... 196 191,351
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
..................... 105 101,421
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
141 144,444
Buckeye Partners LP, 6.88%, 07/01/29
(a) (b)
... 160 162,540
California Resources Corp., 8.25%, 06/15/29
(a)
240 242,382
CNX Resources Corp., 6.00%, 01/15/29
(a)
... 137 135,823
Comstock Resources, Inc.
6.75% , 03/01/29
(a) (b)
................ 431 412,859
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(a)
115 117,632
CVR Energy, Inc., 8.50%, 01/15/29
(a)
...... 163 157,876
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
280 286,926
DT Midstream, Inc., 4.13%, 06/15/29
(a)
..... 287 269,767
EQM Midstream Partners LP
(a)
4.50% , 01/15/29 .................. 220 211,765
6.38% , 04/01/29 .................. 159 161,502
Expand Energy Corp., 6.75%, 04/15/29
(a)
... 99 100,095
Genesis Energy LP, 8.25%, 01/15/29 ...... 160 163,346
Global Partners LP, 6.88%, 01/15/29 ...... 105 104,801
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
..................... 183 183,852
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
..................... 153 155,470
Hilcorp Energy I LP, 5.75%, 02/01/29
(a)
..... 160 153,517
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(a)
200 200,223
ITT Holdings LLC, 6.50%, 08/01/29
(a)
...... 325 300,346
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(a)
..................... 131 129,427
MEG Energy Corp., 5.88%, 02/01/29
(a)
..... 158 154,567
New Fortress Energy, Inc., 8.75%, 03/15/29
(a) (b)
170 141,999
NGL Energy Operating LLC, 8.13%,
02/15/29
(a) (b)
.................... 246 247,695
Parkland Corp., 4.50%, 10/01/29
(a)
....... 209 194,273
Permian Resources Operating LLC, 5.88%,
07/01/29
(a)
..................... 183 180,524
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
..... 107 108,464
Puma International Financing SA, 7.75%,
04/25/29
(a)
..................... 200 204,986
Range Resources Corp., 8.25%, 01/15/29 ... 153 157,707
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
..................... 147 138,134
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(a) (b)
.. 169 166,998
SM Energy Co., 6.75%, 08/01/29
(a)
....... 196 194,852
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(a)
..................... 150 154,970
Sunoco LP
7.00% , 05/01/29
(a)
................. 202 208,608
4.50% , 05/15/29 .................. 213 202,456
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(a)
209 209,564
Talos Production, Inc., 9.00%, 02/01/29
(a)
... 163 167,837
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a) (b)
.................... 183 172,991
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(a)
..................... 327 302,033
Venture Global LNG, Inc., 9.50%, 02/01/29
(a)
. 800 884,514
Vital Energy, Inc., 7.75%, 07/31/29
(a) (b)
..... 80 78,439
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a)
..................... USD 160 $ 154,981
8,781,700
Paper & Forest Products — 0.5%
Glatfelter Corp., 4.75%, 11/15/29
(a) (b)
...... 140 125,792
Louisiana-Pacific Corp., 3.63%, 03/15/29
(a) (b)
. 90 84,221
Mercer International, Inc., 5.13%, 02/01/29 .. 232 200,264
410,277
Passenger Airlines — 1.9%
(a)
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 800 792,713
8.50% , 05/15/29 .................. 275 288,325
United Airlines, Inc., 4.63%, 04/15/29 ...... 529 506,552
1,587,590
Personal Care Products — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29
(a)
130 121,529
Pharmaceuticals — 1.0%
(a)
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29 ...................... 144 140,014
HLF Financing SARL LLC
12.25% , 04/15/29 ................. 213 214,236
4.88% , 06/01/29 .................. 163 111,728
Jazz Securities DAC, 4.38%, 01/15/29 ..... 406 384,626
850,604
Professional Services — 0.4%
(a)
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 97 89,449
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 120 117,569
TriNet Group, Inc., 3.50%, 03/01/29 ....... 131 119,497
326,515
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(a) (b)
.................... 162 133,079
Howard Hughes Corp. (The), 4.13%, 02/01/29
(a)
168 154,909
Hunt Cos., Inc., 5.25%, 04/15/29
(a)
....... 179 169,747
Kennedy-Wilson, Inc., 4.75%, 03/01/29
(b)
... 157 144,042
Newmark Group, Inc., 7.50%, 01/12/29 .... 124 131,261
733,038
Semiconductors & Semiconductor Equipment — 0.4%
(a)
ams-OSRAM AG, 12.25%, 03/30/29 ...... 115 119,517
Entegris, Inc., 3.63%, 05/01/29
(b)
........ 112 102,548
Synaptics, Inc., 4.00%, 06/15/29 ......... 102 93,611
315,676
Software — 4.8%
Central Parent LLC, 8.00%, 06/15/29
(a)
..... 204 208,582
Central Parent, Inc., 7.25%, 06/15/29
(a)
..... 200 200,663
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(a) (b)
.................... 241 227,794
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 .................. 1,069 1,043,202
9.00% , 09/30/29 .................. 1,023 1,023,000
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 196 178,269
Dye & Durham Ltd., 8.63%, 04/15/29
(a)
..... 148 157,163
Elastic NV, 4.13%, 07/15/29
(a)
.......... 153 141,627
Helios Software Holdings, Inc., 8.75%,
05/01/29
(a)
..................... 200 203,297
NCR Voyix Corp., 5.13%, 04/15/29
(a) (b)
..... 117 111,671
Open Text Corp., 3.88%, 12/01/29
(a)
...... 222 202,676
Rocket Software, Inc., 6.50%, 02/15/29
(a)
... 164 153,047
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a)
170 154,924
4,005,915

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs — 1.1%
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 .................. USD 260 $ 267,350
4.88% , 09/15/29 .................. 265 254,979
SBA Communications Corp., 3.13%, 02/01/29 399 363,075
885,404
Specialty Retail — 4.2%
Arko Corp., 5.13%, 11/15/29
(a)
.......... 117 107,857
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(a) (b)
.................... 214 200,391
Bath & Body Works, Inc., 7.50%, 06/15/29
(b)
.. 132 136,428
Foot Locker, Inc., 4.00%, 10/01/29
(a)
...... 110 94,743
Gap, Inc. (The), 3.63%, 10/01/29
(a)
....... 196 175,865
Global Auto Holdings Ltd., 8.38%, 01/15/29
(a)
. 137 128,403
GYP Holdings III Corp., 4.63%, 05/01/29
(a)
... 105 99,268
LBM Acquisition LLC, 6.25%, 01/15/29
(a)
.... 219 202,328
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
..................... 261 246,564
Lithia Motors, Inc., 3.88%, 06/01/29
(a)
...... 209 191,742
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 125 119,412
Park River Holdings, Inc.
(a)
5.63% , 02/01/29 .................. 112 97,891
6.75% , 08/01/29 .................. 91 81,380
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 135 123,289
PetSmart, Inc., 7.75%, 02/15/29
(a)
........ 317 307,880
Sonic Automotive, Inc., 4.63%, 11/15/29
(a) (b)
.. 173 158,827
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(a)
................ 90 91,734
Staples, Inc., 10.75%, 09/01/29
(a)
........ 633 612,621
Upbound Group, Inc., 6.38%, 02/15/29
(a)
.... 120 114,158
Victoria's Secret & Co., 4.63%, 07/15/29
(a) (b)
.. 157 138,191
Victra Holdings LLC, 8.75%, 09/15/29
(a)
.... 120 125,277
3,554,249
Technology Hardware, Storage & Peripherals — 0.5%
Seagate HDD Cayman
4.09% , 06/01/29
(b)
................. 125 117,886
8.25% , 12/15/29 .................. 131 140,870
Xerox Holdings Corp., 8.88%, 11/30/29
(a)
... 138 120,200
378,956
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%, 03/15/29 ........... 90 82,500
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 104 96,832
Wolverine World Wide, Inc., 4.00%, 08/15/29 . 150 128,243
307,575
Trading Companies & Distributors — 1.6%
(a)
Alta Equipment Group, Inc., 9.00%, 06/01/29 . 138 122,635
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
87 80,818
BlueLinx Holdings, Inc., 6.00%, 11/15/29 .... 94 90,830
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 115 101,856
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 215 220,095
Imola Merger Corp., 4.75%, 05/15/29 ...... 533 518,313
WESCO Distribution, Inc., 6.38%, 03/15/29 .. 235 239,696
1,374,243
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(a)
....... 180 171,249
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.9%
(a)
Connect Finco SARL, 9.00%, 09/15/29 ..... USD 525 $ 498,909
Zegona Finance plc, 8.63%, 07/15/29 ..... 240 254,237
753,146
Total Long-Term Investments — 98 .6%
(Cost: $ 81,503,573 ) ............................... 82,578,698
Shares
Shares
Short-Term Securities
Money Market Funds — 13.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(g)
.................. 11,492,244 11,500,288
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 95,214 95,214
Total Short-Term Securities — 13 .8%
(Cost: $ 11,592,402 ) ............................... 11,595,502
Total Investments — 112 .4%
(Cost: $ 93,095,975 ) ............................... 94,174,200
Liabilities in Excess of Other Assets — (12.4) % ............ (10,402,052)
Net Assets — 100.0% ...............................
$ 83,772,148
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,354,524 $ 10,143,756
(a)
$ — $ (564) $ 2,572 $ 11,500,288 11,492,244 $ 32,346
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 40,000 55,214
(a)
— — — 95,214 95,214 7,604 —
$ (564) $ 2,572 $ 11,595,502 $ 39,950 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 82,578,698 $ — $ 82,578,698
Short-Term Securities
Money Market Funds ...................................... 11,595,502 — — 11,595,502
$ 11,595,502 $ 82,578,698 $ — $ 94,174,200

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.2%
(a)
Bombardier, Inc., 8.75%, 11/15/30
(b)
....... USD 179 $ 194,041
Spirit AeroSystems, Inc., 9.75%, 11/15/30 ... 278 308,783
TransDigm, Inc., 6.88%, 12/15/30 ........ 335 343,698
846,522
Air Freight & Logistics — 0.5%
Rand Parent LLC, 8.50%, 02/15/30
(a) (b)
..... 194 193,532
Automobile Components — 1.9%
Dana, Inc., 4.25%, 09/01/30 ........... 92 80,247
Icahn Enterprises LP, 9.00%, 06/15/30 ..... 137 131,759
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash
or 8.50% PIK), 11/15/30
(a) (c)
.......... 200 199,648
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 .................. 140 140,585
6.75% , 04/23/30 .................. 190 187,309
739,548
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.88%,
03/15/30
(a) (b)
.................... 97 93,668
Match Group Holdings II LLC, 4.13%,
08/01/30
(a) (b)
.................... 111 100,919
Nordstrom, Inc., 4.38%, 04/01/30 ........ 114 103,361
297,948
Building Products — 3.8%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 116 117,103
Builders FirstSource, Inc., 5.00%, 03/01/30 .. 136 130,225
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 639 649,413
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
.... 111 106,003
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 .. 134 130,840
Standard Industries, Inc., 4.38%, 07/15/30 .. 362 333,127
1,466,711
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ..... 161 175,479
Hightower Holding LLC, 9.13%, 01/31/30 ... 95 100,223
275,702
Chemicals — 1.5%
Avient Corp., 7.13%, 08/01/30
(a)
......... 160 164,598
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)
.... 77 71,277
Olin Corp., 5.00%, 02/01/30 ........... 111 105,887
SNF Group SACA, 3.38%, 03/15/30
(a)
..... 90 80,514
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(a)
177 165,806
588,082
Commercial Services & Supplies — 0.2%
Reworld Holding Corp., 5.00%, 09/01/30 .... 92 84,488
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
......... 88 81,170
Construction & Engineering — 0.8%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
..................... 301 319,793
Consumer Finance — 2.7%
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
.... 80 79,034
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
99 104,369
FirstCash, Inc., 5.63%, 01/01/30
(a)
........ 136 131,800
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
.... 88 86,968
goeasy Ltd., 6.88%, 05/15/30
(a)
......... 85 85,978
Navient Corp., 9.38%, 07/25/30 ......... 116 125,816
OneMain Finance Corp.
7.88% , 03/15/30 .................. 159 165,444
4.00% , 09/15/30
(b)
................. 192 169,000
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
PRA Group, Inc., 8.88%, 01/31/30
(a) (b)
...... USD 97 $ 100,695
1,049,104
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., 4.88%, 02/15/30
(a)
.... 178 173,981
US Foods, Inc., 4.63%, 06/01/30
(a) (b)
...... 125 118,626
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30 109 86,530
379,137
Containers & Packaging — 2.4%
Ball Corp., 2.88%, 08/15/30 ........... 297 258,362
Clydesdale Acquisition Holdings, Inc.
(a)(b)
6.88% , 01/15/30 .................. 121 122,900
8.75% , 04/15/30 .................. 246 249,804
Crown Americas LLC, 5.25%, 04/01/30 .... 110 108,228
Graphic Packaging International LLC, 3.75%,
02/01/30
(a)
..................... 92 84,134
OI European Group BV, 4.75%, 02/15/30
(a)
.. 93 84,235
907,663
Distributors — 1.0%
(a)
Verde Purchaser LLC, 10.50%, 11/30/30 .... 159 169,384
Windsor Holdings III LLC, 8.50%, 06/15/30
(b)
. 185 194,782
364,166
Diversified Consumer Services — 0.5%
Service Corp. International, 3.38%, 08/15/30 . 195 172,421
Diversified REITs — 0.4%
Uniti Group LP, 6.00%, 01/15/30
(a)
........ 165 138,115
Diversified Telecommunication Services — 8.7%
(a)
CCO Holdings LLC
4.75% , 03/01/30 .................. 663 603,313
4.50% , 08/15/30 .................. 598 533,714
Frontier Communications Holdings LLC
6.00% , 01/15/30 .................. 224 219,619
8.75% , 05/15/30 .................. 277 293,397
Intelsat Jackson Holdings SA, 6.50%,
03/15/30
(b)
..................... 689 648,604
Level 3 Financing, Inc.
4.50% , 04/01/30 .................. 162 129,931
10.50% , 05/15/30 ................. 218 238,816
3.88% , 10/15/30 .................. 110 84,112
10.75% , 12/15/30
(b)
................ 155 173,678
Lumen Technologies, Inc., 4.13%, 04/15/30 .. 70 59,331
Virgin Media Finance plc, 5.00%, 07/15/30 .. 217 186,418
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ...................... 189 165,532
3,336,465
Electric Utilities — 0.6%
PG&E Corp., 5.25%, 07/01/30
(b)
......... 228 222,318
Electrical Equipment — 0.3%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
. 125 123,692
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
93 86,781
Energy Equipment & Services — 4.4%
(a)
Diamond Foreign Asset Co., 8.50%, 10/01/30 . 128 132,247
FORESEA Holding SA, 7.50%, 06/15/30 .... 69 66,158
Nabors Industries, Inc., 9.13%, 01/31/30
(b)
... 140 144,826
Noble Finance II LLC, 8.00%, 04/15/30 .... 320 324,419
Seadrill Finance Ltd., 8.38%, 08/01/30 ..... 137 139,767
Transocean, Inc., 8.75%, 02/15/30 ....... 230 237,610
Valaris Ltd., 8.38%, 04/30/30 ........... 252 255,641
Weatherford International Ltd., 8.63%, 04/30/30 368 380,398
1,681,066

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.5%
ROBLOX Corp., 3.88%, 05/01/30
(a)
....... USD 228 $ 206,417
Financial Services — 1.8%
(a)
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ...................... 90 90,363
Freedom Mortgage Corp., 12.25%, 10/01/30 . 115 126,663
Midcap Financial Issuer Trust, 5.63%, 01/15/30 87 77,085
Mobius Merger Sub, Inc., 9.00%, 06/01/30 .. 115 110,320
Nationstar Mortgage Holdings, Inc., 5.13%,
12/15/30 ...................... 151 141,477
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ...................... 157 159,352
705,260
Food Products — 1.9%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 218 216,420
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 222 206,109
Post Holdings, Inc., 4.63%, 04/15/30 ...... 316 295,485
718,014
Ground Transportation — 1.1%
(a)
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(b)
161 164,369
Brightline East LLC, 11.00%, 01/31/30 ..... 290 261,751
426,120
Health Care Equipment & Supplies — 0.5%
(a)
Embecta Corp., 5.00%, 02/15/30 ........ 115 104,252
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
92 99,612
203,864
Health Care Providers & Services — 8.9%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
..... 144 132,046
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 .................. 280 219,135
5.25% , 05/15/30 .................. 358 312,766
DaVita, Inc., 4.63%, 06/01/30
(a)
......... 631 580,417
Encompass Health Corp., 4.75%, 02/01/30
(b)
. 184 176,977
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 .................. 178 194,690
11.00% , 10/15/30 ................. 257 286,634
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
.. 142 128,588
Owens & Minor, Inc., 6.63%, 04/01/30
(a)
.... 132 126,093
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(a) (b)
.................... 82 78,426
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(a) (b) (c)
......... 153 140,628
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
...... 231 240,241
Tenet Healthcare Corp.
4.38% , 01/15/30 .................. 330 309,470
6.13% , 06/15/30 .................. 456 457,483
3,383,594
Health Care Technology — 0.3%
IQVIA, Inc., 6.50%, 05/15/30
(a)
.......... 115 118,596
Hotel & Resort REITs — 0.5%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
..................... 116 118,714
Service Properties Trust, 4.38%, 02/15/30
(b)
.. 87 65,949
184,663
Hotels, Restaurants & Leisure — 7.6%
1011778 BC ULC, 4.00%, 10/15/30
(a)
...... 668 603,657
Brinker International, Inc., 8.25%, 07/15/30
(a)
. 92 97,926
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
452 463,303
Carnival Corp., 10.50%, 06/01/30
(a)
....... 221 238,362
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
... 281 276,550
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
293 266,394
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... USD 228 $ 220,803
NCL Corp. Ltd., 6.25%, 03/01/30
(a) (b)
...... 80 79,245
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a)
.. 102 104,861
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
..................... 95 98,461
Scientific Games Holdings LP, 6.63%,
03/01/30
(a)
..................... 189 184,143
Travel + Leisure Co., 4.63%, 03/01/30
(a)
.... 72 67,133
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
...... 191 184,729
2,885,567
Household Durables — 1.5%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
. 92 84,715
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
..................... 111 103,349
KB Home, 7.25%, 07/15/30
(b)
........... 72 74,563
M/I Homes, Inc., 3.95%, 02/15/30 ........ 54 49,170
Mattamy Group Corp., 4.63%, 03/01/30
(a)
... 132 123,530
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
..................... 121 117,244
552,571
Household Products — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
. 115 104,306
Independent Power and Renewable Electricity Producers — 0.8%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a)
. 278 299,884
Insurance — 4.0%
(a)
Acrisure LLC, 7.50%, 11/06/30 .......... 252 255,937
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
95 93,748
HUB International Ltd., 7.25%, 06/15/30 .... 758 784,425
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 175 185,371
10.50% , 12/15/30 ................. 105 113,110
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 85 80,605
1,513,196
Interactive Media & Services — 0.6%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30 ......... 113 103,413
ZipRecruiter, Inc., 5.00%, 01/15/30
(b)
...... 126 113,864
217,277
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
.. 131 128,964
Machinery — 1.5%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 ... 97 90,363
Chart Industries, Inc., 7.50%, 01/01/30 ..... 336 349,104
SPX FLOW, Inc., 8.75%, 04/01/30 ....... 116 120,526
559,993
Media — 5.1%
Cable One, Inc., 4.00%, 11/15/30
(a)
....... 145 114,182
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
..................... 203 206,922
CSC Holdings LLC, 4.13%, 12/01/30
(a)
..... 230 169,555
DirecTV Financing LLC, 8.88%, 02/01/30
(a) (b)
. 173 170,934
Gray Television, Inc., 4.75%, 10/15/30
(a)
.... 180 113,724
Lamar Media Corp., 4.00%, 02/15/30 ...... 126 116,381
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
115 106,960
Sinclair Television Group, Inc., 4.13%,
12/01/30
(a) (b)
.................... 167 127,754
Sirius XM Radio, Inc., 4.13%, 07/01/30
(a)
.... 339 303,302
Univision Communications, Inc., 7.38%,
06/30/30
(a)
..................... 214 205,374
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 105 95,035

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(a)
........... USD 240 $ 222,477
1,952,600
Metals & Mining — 3.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a)
.. 155 163,075
ATI, Inc., 7.25%, 08/15/30
(b)
............ 104 107,700
Carpenter Technology Corp., 7.63%, 03/15/30
(b)
80 82,625
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a) (b)
... 171 170,858
Commercial Metals Co., 4.13%, 01/15/30 ... 76 70,329
FMG Resources August 2006 Pty. Ltd., 5.88%,
04/15/30
(a)
..................... 165 164,217
Mineral Resources Ltd., 8.50%, 05/01/30
(a) (b)
. 145 149,686
Novelis Corp., 4.75%, 01/30/30
(a)
........ 368 344,615
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
..... 119 122,950
1,376,055
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 6.00%,
04/15/30
(a)
..................... 92 90,246
Office REITs — 0.2%
Hudson Pacific Properties LP, 3.25%,
01/15/30
(b)
..................... 92 67,232
Oil, Gas & Consumable Fuels — 8.7%
Baytex Energy Corp., 8.50%, 04/30/30
(a)
.... 189 192,354
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
.. 230 241,688
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
92 85,631
Comstock Resources, Inc., 5.88%, 01/15/30
(a) (b)
221 201,747
EQM Midstream Partners LP, 7.50%, 06/01/30
(a)
123 132,459
Expand Energy Corp., 5.38%, 03/15/30 .... 83 81,609
Genesis Energy LP, 8.88%, 04/15/30
(b)
..... 120 123,600
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 .................. 164 153,153
5.50% , 10/15/30 .................. 88 85,955
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
..... 121 115,295
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
..... 231 228,963
NuStar Logistics LP, 6.38%, 10/01/30
(b)
..... 146 147,745
Parkland Corp., 4.63%, 05/01/30
(a)
....... 184 169,867
PBF Holding Co. LLC, 7.88%, 09/15/30
(a)
... 115 114,662
Range Resources Corp., 4.75%, 02/15/30
(a)
.. 116 109,223
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
..................... 87 80,441
Sunoco LP, 4.50%, 04/30/30 ........... 184 172,682
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
..................... 169 158,025
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
..................... 233 238,213
Venture Global LNG, Inc., 7.00%, 01/15/30
(a)
. 340 342,039
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
.. 88 86,977
Vital Energy, Inc., 9.75%, 10/15/30 ....... 64 67,488
3,329,816
Passenger Airlines — 0.5%
VistaJet Malta Finance plc, 6.38%, 02/01/30
(a)
230 196,718
Personal Care Products — 0.9%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
.... 197 204,921
Perrigo Finance Unlimited Co., 5.15%,
06/15/30
(d)
..................... 147 139,181
344,102
Pharmaceuticals — 0.5%
(a)
Bausch Health Cos., Inc., 14.00%, 10/15/30 . 70 63,000
Catalent Pharma Solutions, Inc., 3.50%,
04/01/30 ...................... 141 136,692
199,692
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
VT Topco, Inc., 8.50%, 08/15/30
(a)
........ USD 110 $ 115,741
Real Estate Management & Development — 1.1%
Anywhere Real Estate Group LLC
(a)
5.25% , 04/15/30 .................. 108 82,838
7.00% , 04/15/30
(b)
................. 143 125,039
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
..................... 95 99,543
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 129 115,251
422,671
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 5.95%, 06/15/30
(a) (b)
....... 212 211,714
Software — 4.0%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 543 513,386
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 110 114,977
Gen Digital, Inc., 7.13%, 09/30/30
(b)
....... 132 136,644
McAfee Corp., 7.38%, 02/15/30
(b)
........ 469 452,588
Open Text Holdings, Inc., 4.13%, 02/15/30 .. 209 191,857
RingCentral, Inc., 8.50%, 08/15/30 ....... 102 107,798
1,517,250
Specialized REITs — 0.7%
Iron Mountain, Inc., 5.25%, 07/15/30
(a)
..... 287 277,557
Specialty Retail — 2.8%
Advance Auto Parts, Inc., 3.90%, 04/15/30
(b)
. 116 103,139
Asbury Automotive Group, Inc., 4.75%,
03/01/30 ...................... 101 94,730
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
182 182,321
Carvana Co., 11.00%, (11.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................ 380 404,314
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
. 121 121,485
Staples, Inc., 12.75%, 01/15/30
(a)
........ 190 151,322
1,057,311
Textiles, Apparel & Luxury Goods — 0.4%
VF Corp., 2.95%, 04/23/30
(b)
........... 165 142,396
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(a)
146 148,416
Boise Cascade Co., 4.88%, 07/01/30
(a)
..... 77 73,080
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(a)
...... 116 122,708
United Rentals North America, Inc.
(b)
5.25% , 01/15/30 .................. 173 169,961
4.00% , 07/15/30 .................. 172 158,737
672,902
Total Long-Term Investments — 98 .3%
(Cost: $ 36,817,793 ) ............................... 37,536,713

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(g)
.................. 6,609,995 $ 6,614,622
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 202,669 202,669
Total Short-Term Securities — 17 .8%
(Cost: $ 6,816,402 ) ............................... 6,817,291
Total Investments — 116 .1%
(Cost: $ 43,634,195 ) ............................... 44,354,004
Liabilities in Excess of Other Assets — (16.1) % ............ (6,151,100)
Net Assets — 100.0% ...............................
$ 38,202,904
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,064,051 $ 5,549,838
(a)
$ — $ (133) $ 866 $ 6,614,622 6,609,995 $ 8,538
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,000 182,669
(a)
— — — 202,669 202,669 4,558 —
$ (133) $ 866 $ 6,817,291 $ 13,096 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
2030 Term High Yield and Income ETF
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 37,536,713 $ — $ 37,536,713
Short-Term Securities
Money Market Funds ...................................... 6,817,291 — — 6,817,291
$ 6,817,291 $ 37,536,713 $ — $ 44,354,004

Statements of Assets and Liabilities
October 31, 2024
21
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
2028 Term
High Yield and
Income ETF
iShares iBonds
2029 Term
High Yield and
Income ETF
iShares iBonds
2030 Term
High Yield and
Income ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 137,678,824 $ 82,578,698 $ 37,536,713
Investments, at value — affiliated
(c)
............................................................ 16,282,624 11,595,502 6,817,291
Foreign currency, at value
(d)
................................................................. 8 — —
Receivables: – – –
Investment s sold ...................................................................... 1,928,373 356,042 176,919
Securities lending income — affiliated ........................................................ 4,221 5,270 948
Dividends — affiliated ................................................................... 3,884 969 754
Interest — unaffiliated ................................................................... 2,375,233 1,276,500 640,989
Total a ssets ...........................................................................
158,273,167 95,812,981 45,173,614
LIABILITIES
Collateral on securities loaned ............................................................... 15,233,579 11,497,544 6,613,883
Payables: – – –
Investments purchased .................................................................. 1,914,182 518,809 345,833
Investment advisory fees ................................................................. 40,935 24,445 10,994
Other accrued expenses ................................................................. — 35 —
Total li abilities ..........................................................................
17,188,696 12,040,833 6,970,710
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 141,084,471 $ 83,772,148 $ 38,202,904
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 139,104,296 $ 82,877,260 $ 37,303,108
Accumulated earnings .................................................................... 1,980,175 894,888 899,796
NET ASSETS ..........................................................................
$ 141,084,471 $ 83,772,148 $ 38,202,904
NET ASSET VALUE
Shares outstanding ......................................................................
6,000,000 3,550,000 1,450,000
Net asset value .........................................................................
$ 23.51 $ 23.60 $ 26.35
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 135,852,328 $ 81,503,573 $ 36,817,793
(b)
  Securities loaned, at value .......................................................... $ 14,629,315 $ 11,032,072 $ 6,354,045
(c)
  Investments, at cost — affiliated ....................................................... $ 16,278,779 $ 11,592,402 $ 6,816,402
(d)
  Foreign currency, at cost ........................................................... $ 8 $ — $ —

Statements of Operations

Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
22
iShares iBonds
2028 Term
High Yield and
Income ETF
iShares iBonds
2029 Term
High Yield and
Income ETF
iShares iBonds
2030 Term
High Yield and
Income ETF
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 33,343 $ 7,604 $ 4,558
Interest — unaffiliated ................................................................... 5,792,305 3,113,618 1,556,397
Securities lending income — affiliated — net ................................................... 32,658 32,346 8,538
Total investment income ...................................................................
5,858,306 3,153,568 1,569,493
EXPENSES
Investment advisory .................................................................... 266,729 145,282 72,559
Interest expense ...................................................................... 84 42 —
Total e xpenses .........................................................................
266,813 145,324 72,559
Less: – – –
Investment advisory fees waived ........................................................... (572) (133) (79)
Total ex penses after fees waived .............................................................
266,241 145,191 72,480
Net investment income ....................................................................
5,592,065 3,008,377 1,497,013
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,759,421 $ 1,859,196 $ 1,110,150
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 33,641 $ (62,046) $ (27,126)
Investments — affiliated ............................................................... (1,549) (564) (133)
32,092 (62,610) (27,259)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 2,724,270 1,919,233 1,136,540
Investments — affiliated ............................................................... 3,059 2,572 866
2,727,329 1,921,805 1,137,406
Net realized and unrealized gain .............................................................
2,759,421 1,859,195 1,110,147
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 8,351,486 $ 4,867,572 $ 2,607,160
See notes to financial statements.

Statements of Changes in Net Assets
23
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds 2028 Term High Yield and
Income ETF
iShares iBonds 2029 Term High Yield and
Income ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,592,065 $ 1,015,445 $ 3,008,377 $ 607,051
Net realized gain (loss) ............................................ 32,092 (487,069) (62,610) (619,583)
Net change in unrealized appreciation (depreciation) ........................ 2,727,329 120,936 1,921,805 529,473
Net increase in net assets resulting from operations ...........................
8,351,486 649,312 4,867,572 516,941
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,897,020) (971,285) (2,573,504) (615,370)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
120,202,056 6,656,991 70,791,265 (80,531)
NET ASSETS
Total increase (decrease) in net assets ................................... 123,656,522 6,335,018 73,085,333 (178,960)
Beginning of year ..................................................
17,427,949 11,092,931 10,686,815 10,865,775
End of year ......................................................
$ 141,084,471 $ 17,427,949 $ 83,772,148 $ 10,686,815
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares iBonds 2030 Term High Yield and
Income ETF
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,497,013 $ 258,419
Net realized loss .................................................................................. (27,259) (11,779)
Net change in unrealized appreciation (depreciation) .......................................................... 1,137,406 (417,597)
Net increase (decrease) in net assets resulting from operations .....................................................
2,607,160 (170,957)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,339,054) (197,353)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
27,283,672 10,019,436
NET ASSETS
Total increase in net assets ............................................................................. 28,551,778 9,651,126
Beginning of period ..................................................................................
9,651,126 —
End of period ......................................................................................
$ 38,202,904 $ 9,651,126
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds 2028 Term High Yield and Income ETF
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ...........................................................
$ 21.78  $ 22.19  $ 25.00
Net investment income
(b)
...................................................................
1 .70  1 .59  0 .94
Net realized and unrealized gain (loss)
(c)
.........................................................
1.61  (0.43) (2.95)
Net increase (decrease) from investment operations .................................................. 3.31  1.16  (2.01)
Distributions from net investment income
(d)
...................................................... (1.58) (1.57) (0.80)
Net asset value, end of period ................................................................ $ 23.51  $ 21.78  $ 22.19
Total Return
(e)
Based on net asset value .................................................................... 15.60% 5.32% (8.10)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.35% 0.35% 0.35%
(h)
Total expenses after fees waived ...............................................................
0.35% 0.35% 0.35%
(h)
Net investment income ......................................................................
7.34% 7.14% 6.26%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 141,084  $ 17,428  $ 11,093
Portfolio turnover rate
(i)
...................................................................... 13% 29% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
26
iShares iBonds 2029 Term High Yield and Income ETF
Year Ended
10/31/24
Year Ended
10/31/23
Period from
03/08/22
(a)
to 10/31/22
Net asset value, beginning of period ...........................................................
$ 21.37  $ 21.73  $ 25.00
Net investment income
(b)
...................................................................
1 .68  1 .48  0 .91
Net realized and unrealized gain (loss)
(c)
.........................................................
2.06  (0.32) (3.41)
Net increase (decrease) from investment operations .................................................. 3.74  1.16  (2.50)
Distributions from net investment income
(d)
...................................................... (1.51) (1.52) (0.77)
Net asset value, end of period ................................................................ $ 23.60  $ 21.37  $ 21.73
Total Return
(e)
Based on net asset value .................................................................... 17.88% 5.33% (10.06)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.35% 0.35% 0.35%
(h)
Total expenses after fees waived ...............................................................
0.35% 0.35% 0.35%
(h)
Net investment income ......................................................................
7.25% 6.72% 6.11%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 83,772  $ 10,687  $ 10,866
Portfolio turnover rate
(i)
...................................................................... 20% 16% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds 2030 Term High Yield
and Income ETF
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.13  $ 25.00
Net investment income
(b)
.................................................................................
1 .88  0 .65
Net realized and unrealized gain (loss)
(c)
.......................................................................
2.15  (1.03)
Net increase (decrease) from investment operations ................................................................ 4.03  (0.38)
Distributions from net investment income
(d)
.................................................................... (1.81) (0.49)
Net asset value, end of period .............................................................................. $ 26.35  $ 24.13
Total Return
(e)
Based on net asset value .................................................................................. 17.12% (1.56)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.35% 0.35%
(h)
Total expenses after fees waived .............................................................................
0.35% 0.35%
(h)
Net investment income ....................................................................................
7.22% 7.15%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 38,203  $ 9,651
Portfolio turnover rate
(i)
.................................................................................... 20% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements and Additional Information
28
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided
iShares ETF
Diversification
Classification
iBonds 2028 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2029 Term High Yield and Income .................................................................................... Non-diversified
iBonds 2030 Term High Yield and Income .................................................................................... Non-diversified

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
30
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds 2028 Term High Yield and Income
BMO Capital Markets Corp. ............................... $ 190,544 $ (190,544) $ – $ –
Citigroup Global Markets, Inc. .............................. 791,272 (791,272) – –
J.P. Morgan Securities LLC ............................... 8,062,616 (8,062,616) – –
Jefferies LLC ......................................... 1,039,036 (1,039,036) – –
RBC Capital Markets LLC ................................ 2,128,834 (2,128,834) – –
Scotia Capital (USA), Inc. ................................ 1,172,826 (1,172,826) – –
Toronto-Dominion Bank (The) .............................. 240,855 (240,855) – –
Wells Fargo Bank NA ................................... 159,255 (159,255) – –
Wells Fargo Securities LLC ............................... 844,077 (844,077) – –
$ 14,629,315 $ (14,629,315) $ – $ –
iBonds 2029 Term High Yield and Income
BMO Capital Markets Corp. ............................... $ 433,302 $ (433,302) $ – $ –
Citigroup Global Markets, Inc. .............................. 110,649 (110,649) – –
J.P. Morgan Securities LLC ............................... 4,957,784 (4,957,784) – –
Jefferies LLC ......................................... 1,068,183 (1,068,183) – –
RBC Capital Markets LLC ................................ 1,549,033 (1,549,033) – –
Scotia Capital (USA), Inc. ................................ 1,284,339 (1,284,339) – –
Toronto-Dominion Bank (The) .............................. 917,835 (917,835) – –
UBS Securities LLC .................................... 272,937 (272,937) – –
Wells Fargo Securities LLC ............................... 438,010 (438,010) – –
$ 11,032,072 $ (11,032,072) $ – $ –
iBonds 2030 Term High Yield and Income
Barclays Bank plc ...................................... $ 2,302,005 $ (2,302,005) $ – $ –
Barclays Capital, Inc. ................................... 304,745 (304,745) – –
BMO Capital Markets Corp. ............................... 160,615 (160,615) – –
BofA Securities, Inc. .................................... 11,965 (11,965) – –
Citadel Clearing LLC .................................... 112,057 (112,057) – –
Jefferies LLC ......................................... 185,777 (185,777) – –
Morgan Stanley ....................................... 421,055 (421,055) – –
RBC Capital Markets LLC ................................ 1,428,487 (1,428,487) – –
Scotia Capital (USA), Inc. ................................ 71,654 (71,654) – –
UBS Securities LLC .................................... 530,787 (530,787) – –
Wells Fargo Bank NA ................................... 252,596 (252,596) – –
Wells Fargo Securities LLC ............................... 572,302 (572,302) – –
$ 6,354,045 $ (6,354,045) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
iBonds 2028 Term High Yield and Income ................................................................................. 0.35%
iBonds 2029 Term High Yield and Income ................................................................................. 0.35
iBonds 2030 Term High Yield and Income ................................................................................. 0.35

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
iBonds 2028 Term High Yield and Income .................................................................................... $ 572
iBonds 2029 Term High Yield and Income .................................................................................... 133
iBonds 2030 Term High Yield and Income .................................................................................... 79
iShares ETF Amounts
iBonds 2028 Term High Yield and Income ........................................................................................ $ 10,014
iBonds 2029 Term High Yield and Income ........................................................................................ 9,274
iBonds 2030 Term High Yield and Income ........................................................................................ 2,510

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
32
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
Yes
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
J
iShares ETF Purchases Sales
iBonds 2028 Term High Yield and Income ..................................................................... $ 9,718,939 $ 9,805,900
iBonds 2029 Term High Yield and Income ..................................................................... 8,741,120 8,147,963
iBonds 2030 Term High Yield and Income ..................................................................... 4,147,595 4,241,390
iShares ETF
In-kind
Purchases
iBonds 2028 Term High Yield and Income ..................................................................................... $ 117,261,974
iBonds 2029 Term High Yield and Income ..................................................................................... 69,218,383
iBonds 2030 Term High Yield and Income ..................................................................................... 26,833,651
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
iBonds 2028 Term High Yield and Income
Ordinary income ...................................................................................... $ 4,897,020 $ 971,285
iBonds 2029 Term High Yield and Income
Ordinary income ...................................................................................... $ 2,573,504 $ 615,370
iShares ETF
Year Ended
10/31/24
Period from
06/21/23 to
10/31/23
iBonds 2030 Term High Yield and Income
Ordinary income ........................................................................................... $ 1,339,054 $ 197,353
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds 2028 Term High Yield and Income ...................................... $ 803,630 $ (643,921) $ 1,820,466 $ 1,980,175
iBonds 2029 Term High Yield and Income ...................................... 488,108 (669,787) 1,076,567 894,888
iBonds 2030 Term High Yield and Income ...................................... 219,333 (38,246) 718,709 899,796
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 2028 Term High Yield and Income ................................. $ 152,140,982 $ 2,230,642 $ (410,176) $ 1,820,466
iBonds 2029 Term High Yield and Income ................................. 93,097,633 1,381,609 (305,042) 1,076,567
iBonds 2030 Term High Yield and Income ................................. 43,635,295 804,740 (86,031) 718,709

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
34
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds 2028 Term High Yield and Income
Shares sold 5,200,000 $ 120,202,056 300,000 $ 6,656,991
iBonds 2029 Term High Yield and Income
Shares sold 3,050,000 $ 70,791,265 200,000 $ 4,343,111
Shares redeemed
— — (200,000) (4,423,642)
3,050,000 $ 70,791,265 — $ (80,531)
Year Ended
10/31/24
Period Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds 2030 Term High Yield and Income
(a)
Shares sold 1,050,000 $ 27,283,672 400,000 $ 10,019,436
(a)
The Fund commenced operations on June 21, 2023.

Report of Independent Registered Public Accounting Firm
35
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period June 21, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds 2028 Term High Yield and Income ETF
(1)
iShares iBonds 2029 Term High Yield and Income ETF
(1)
iShares iBonds 2030 Term High Yield and Income ETF
(2)

Important Tax Information
(unaudited)
2024
iShares Annual Annual Financial Statements and Additional Information
36
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
iBonds 2028 Term High Yield and Income .................................................................................. $ 5,196
iBonds 2029 Term High Yield and Income .................................................................................. 1,224
iBonds 2030 Term High Yield and Income .................................................................................. 704
iShares ETF Interest Dividends
iBonds 2028 Term High Yield and Income .................................................................................. $ 5,558,653
iBonds 2029 Term High Yield and Income .................................................................................. 2,974,414
iBonds 2030 Term High Yield and Income .................................................................................. 1,488,428
iShares ETF
Interest-Related
Dividends
iBonds 2028 Term High Yield and Income .................................................................................. $ 4,559,826
iBonds 2029 Term High Yield and Income .................................................................................. 2,554,697
iBonds 2030 Term High Yield and Income .................................................................................. 1,286,533

Additional Information
37
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
38
iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income
ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
39
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements and Additional Information
40
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Oct 2025 Term TIPS ETF | IBIB | NYSE Arca
iShares iBonds Oct 2026 Term TIPS ETF | IBIC | NYSE Arca
iShares iBonds Oct 2027 Term TIPS ETF | IBID | NYSE Arca
iShares iBonds Oct 2028 Term TIPS ETF | IBIE | NYSE Arca
iShares iBonds Oct 2029 Term TIPS ETF | IBIF | NYSE Arca
iShares iBonds Oct 2030 Term TIPS ETF | IBIG | NYSE Arca
iShares iBonds Oct 2031 Term TIPS ETF | IBIH | NYSE Arca
iShares iBonds Oct 2032 Term TIPS ETF | IBII | NYSE Arca
iShares iBonds Oct 2033 Term TIPS ETF | IBIJ | NYSE Arca

Page
2

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2025 Term TIPS ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. USD 3,249 $ 3,237,966
U.S. Treasury Inflation Linked Notes
0.25% , 01/15/25 .................. 4,773 4,737,545
0.13% , 04/15/25 - 10/15/25 ........... 8,453 8,315,189
0.38% , 07/15/25 .................. 5,225 5,160,135
Total Long-Term Investments — 99 .8%
(Cost: $ 21,436,901 ) ............................... 21,450,835
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 13,946 $ 13,946
Total Short-Term Securities — 0 .1%
(Cost: $ 13,946 ) ................................. 13,946
Total Investments — 99 .9%
(Cost: $ 21,450,847 ) ............................... 21,464,781
Other Assets Less Liabilities — 0.1% .................... 31,073
Net Assets — 100.0% ...............................
$ 21,495,854
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 13,946
(a)
$ — $ — $ — $ 13,946 13,946 $ 1,779 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 21,450,835 $ — $ 21,450,835
Short-Term Securities
Money Market Funds ...................................... 13,946 — — 13,946
$ 13,946 $ 21,450,835 $ — $ 21,464,781

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2026 Term TIPS ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.00% , 01/15/26 .................. USD 2,232 $ 2,224,561
U.S. Treasury Inflation Linked Notes
0.63% , 01/15/26 .................. 4,665 4,575,885
0.13% , 04/15/26 - 10/15/26 ........... 13,917 13,512,817
Total Long-Term Investments — 99 .8%
(Cost: $ 20,213,726 ) ............................... 20,313,263
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 15,220 $ 15,220
Total Short-Term Securities — 0 .1%
(Cost: $ 15,220 ) ................................. 15,220
Total Investments — 99 .9%
(Cost: $ 20,228,946 ) ............................... 20,328,483
Other Assets Less Liabilities — 0.1% .................... 22,592
Net Assets — 100.0% ...............................
$ 20,351,075
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 15,220
(a)
$ — $ — $ — $ 15,220 15,220 $ 983
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 20,313,263 $ — $ 20,313,263
Short-Term Securities
Money Market Funds ...................................... 15,220 — — 15,220
$ 15,220 $ 20,313,263 $ — $ 20,328,483

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2027 Term TIPS ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/27 .................. USD 1,905 $ 1,924,060
U.S. Treasury Inflation Linked Notes
0.38% , 01/15/27 - 07/15/27 ........... 8,095 7,823,245
0.13% , 04/15/27 .................. 4,780 4,575,861
1.63% , 10/15/27 .................. 4,794 4,783,242
Total Long-Term Investments — 99 .7%
(Cost: $ 18,921,518 ) ............................... 19,106,408
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 43,538 $ 43,538
Total Short-Term Securities — 0 .2%
(Cost: $ 43,538 ) ................................. 43,538
Total Investments — 99 .9%
(Cost: $ 18,965,056 ) ............................... 19,149,946
Other Assets Less Liabilities — 0.1% .................... 24,845
Net Assets — 100.0% ...............................
$ 19,174,791
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 10,000 $ 33,538
(a)
$ — $ — $ — $ 43,538 43,538 $ 1,087 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 19,106,408 $ — $ 19,106,408
Short-Term Securities
Money Market Funds ...................................... 43,538 — — 43,538
$ 43,538 $ 19,106,408 $ — $ 19,149,946

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2028 Term TIPS ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
1.75% , 01/15/28 .................. USD 1,907 $ 1,902,833
3.63% , 04/15/28 .................. 339 358,652
U.S. Treasury Inflation Linked Notes
0.50% , 01/15/28 .................. 4,184 4,012,464
1.25% , 04/15/28 .................. 5,244 5,135,632
0.75% , 07/15/28 .................. 4,074 3,935,704
2.38% , 10/15/28 .................. 4,865 4,979,744
Total Long-Term Investments — 99 .3%
(Cost: $ 20,142,526 ) ............................... 20,325,029
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 214,995 $ 214,995
Total Short-Term Securities — 1 .1%
(Cost: $ 214,995 ) ................................. 214,995
Total Investments — 100 .4%
(Cost: $ 20,357,521 ) ............................... 20,540,024
Liabilities in Excess of Other Assets — (0.4) % ............. (90,548)
Net Assets — 100.0% ...............................
$ 20,449,476
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 10,000 $ 204,995
(a)
$ — $ — $ — $ 214,995 214,995 $ 3,951
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 20,325,029 $ — $ 20,325,029
Short-Term Securities
Money Market Funds ...................................... 214,995 — — 214,995
$ 214,995 $ 20,325,029 $ — $ 20,540,024

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2029 Term TIPS ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.50% , 01/15/29 .................. USD 1,605 $ 1,648,298
3.88% , 04/15/29 .................. 2,067 2,241,794
U.S. Treasury Inflation Linked Notes
0.88% , 01/15/29 .................. 3,135 3,015,911
2.13% , 04/15/29 .................. 4,883 4,934,420
0.25% , 07/15/29 .................. 3,704 3,456,761
1.63% , 10/15/29 .................. 2,611 2,592,298
Total Long-Term Investments — 99 .8%
(Cost: $ 17,670,001 ) ............................... 17,889,482
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 110,921 $ 110,921
Total Short-Term Securities — 0 .6%
(Cost: $ 110,921 ) ................................. 110,921
Total Investments — 100 .4%
(Cost: $ 17,780,922 ) ............................... 18,000,403
Liabilities in Excess of Other Assets — (0.4) % ............. (70,465)
Net Assets — 100.0% ...............................
$ 17,929,938
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 20,000 $ 90,921
(a)
$ — $ — $ — $ 110,921 110,921 $ 991 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 17,889,482 $ — $ 17,889,482
Short-Term Securities
Money Market Funds ...................................... 110,921 — — 110,921
$ 110,921 $ 17,889,482 $ — $ 18,000,403

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2030 Term TIPS ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13%, 01/15/30 - 07/15/30 ........... USD 18,208 $ 16,639,383
Total Long-Term Investments — 100.0%
(Cost: $16,554,801) ............................... 16,639,383
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83%
(a)(b)
................. 5,761 $ 5,761
Total Short-Term Securities — 0.0%
(Cost: $5,761) .................................. 5,761
Total Investments — 100.0%
(Cost: $16,560,562 ) ............................... 16,645,144
Other Assets Less Liabilities — 0.0% .................... 5,392
Net Assets — 100.0% ...............................
$ 16,650,536
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 5,761
(a)
$ — $ — $ — $ 5,761 5,761 $ 437 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 16,639,383 $ — $ 16,639,383
Short-Term Securities
Money Market Funds ...................................... 5,761 — — 5,761
$ 5,761 $ 16,639,383 $ — $ 16,645,144

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2031 Term TIPS ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
0.13%, 01/15/31 - 07/15/31 ........... USD 18,537 $ 16,619,410
Total Long-Term Investments — 100.0%
(Cost: $16,560,870) ............................... 16,619,410
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83%
(a)(b)
................. 3,958 $ 3,958
Total Short-Term Securities — 0.0%
(Cost: $3,958) .................................. 3,958
Total Investments — 100.0%
(Cost: $16,564,828 ) ............................... 16,623,368
Other Assets Less Liabilities — 0.0% .................... 5,667
Net Assets — 100.0% ...............................
$ 16,629,035
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 3,958
(a)
$ — $ — $ — $ 3,958 3,958 $ 357 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 16,619,410 $ — $ 16,619,410
Short-Term Securities
Money Market Funds ...................................... 3,958 — — 3,958
$ 3,958 $ 16,619,410 $ — $ 16,623,368

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2032 Term TIPS ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
3.38%, 04/15/32 .................. USD 800 $ 882,565
U.S. Treasury Inflation Linked Notes
0.13%, 01/15/32 .................. 5,745 5,066,787
0.63%, 07/15/32 .................. 5,962 5,432,405
Total Long-Term Investments — 99.8%
(Cost: $11,334,960) ............................... 11,381,757
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83%
(a)(b)
................. 15,423 $ 15,423
Total Short-Term Securities — 0.1%
(Cost: $15,423) ................................. 15,423
Total Investments — 99.9%
(Cost: $11,350,383 ) ............................... 11,397,180
Other Assets Less Liabilities — 0.1% .................... 13,521
Net Assets — 100.0% ...............................
$ 11,410,701
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 15,423
(a)
$ — $ — $ — $ 15,423 15,423 $ 452
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 11,381,757 $ — $ 11,381,757
Short-Term Securities
Money Market Funds ...................................... 15,423 — — 15,423
$ 15,423 $ 11,381,757 $ — $ 11,397,180

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Oct 2033 Term TIPS ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes
1.13% , 01/15/33 .................. USD 9,476 $ 8,895,277
1.38% , 07/15/33 .................. 9,267 8,866,800
Total Long-Term Investments — 99 .6%
(Cost: $ 17,672,204 ) ............................... 17,762,077
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
................. 2,445 $ 2,445
Total Short-Term Securities — 0.0%
(Cost: $ 2,445 ) .................................. 2,445
Total Investments — 99 .6%
(Cost: $ 17,674,649 ) ............................... 17,764,522
Other Assets Less Liabilities — 0.4% .................... 67,855
Net Assets — 100.0% ...............................
$ 17,832,377
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 2,445
(a)
$ — $ — $ — $ 2,445 2,445 $ 791 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 17,762,077 $ — $ 17,762,077
Short-Term Securities
Money Market Funds ...................................... 2,445 — — 2,445
$ 2,445 $ 17,762,077 $ — $ 17,764,522

Statements of Assets and Liabilities

October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares iBonds
Oct 2025 Term
TIPS ETF
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 21,450,835 $ 20,313,263 $ 19,106,408 $ 20,325,029
Investments, at value — affiliated
(b)
............................................ 13,946 15,220 43,538 214,995
Receivables: – – – –
Dividends — affiliated ................................................... 119 117 164 745
Interest — unaffiliated ................................................... 32,684 24,142 26,306 33,967
Total a ssets ...........................................................
21,497,584 20,352,742 19,176,416 20,574,736
LIABILITIES
Payables: – – – –
Investments purchased .................................................. — — — 123,607
Investment advisory fees ................................................. 1,730 1,667 1,625 1,653
Total li abilities ..........................................................
1,730 1,667 1,625 125,260
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 21,495,854 $ 20,351,075 $ 19,174,791 $ 20,449,476
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 21,419,708 $ 20,201,366 $ 18,940,746 $ 20,206,732
Accumulated earnings .................................................... 76,146 149,709 234,045 242,744
NET ASSETS ..........................................................
$ 21,495,854 $ 20,351,075 $ 19,174,791 $ 20,449,476
NET ASSET VALUE
Shares outstanding ......................................................
850,000 800,000 750,000 800,000
Net asset value .........................................................
$ 25.29 $ 25.44 $ 25.57 $ 25.56
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 21,436,901 $ 20,213,726 $ 18,921,518 $ 20,142,526
(b)
  Investments, at cost — affiliated ......................................... $ 13,946 $ 15,220 $ 43,538 $ 214,995

Statements of Assets and Liabilities
(continued)
October 31, 2024
13
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Oct 2029 Term
TIPS ETF
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 17,889,482 $ 16,639,383 $ 16,619,410 $ 11,381,757
Investments, at value — affiliated
(b)
............................................ 110,921 5,761 3,958 15,423
Receivables: – – – –
Investment s sold ...................................................... 2,487,747 — — —
Dividends — affiliated ................................................... 311 73 57 73
Interest — unaffiliated ................................................... 36,423 6,741 6,863 14,425
Total a ssets ...........................................................
20,524,884 16,651,958 16,630,288 11,411,678
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 2,593,422 — — —
Investment advisory fees ................................................. 1,524 1,422 1,253 977
Total li abilities ..........................................................
2,594,946 1,422 1,253 977
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 17,929,938 $ 16,650,536 $ 16,629,035 $ 11,410,701
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 17,755,063 $ 16,529,455 $ 16,537,773 $ 11,337,778
Accumulated earnings .................................................... 174,875 121,081 91,262 72,923
NET ASSETS ..........................................................
$ 17,929,938 $ 16,650,536 $ 16,629,035 $ 11,410,701
NET ASSET VALUE
Shares outstanding ......................................................
700,000 650,000 650,000 450,000
Net asset value .........................................................
$ 25.61 $ 25.62 $ 25.58 $ 25.36
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 17,670,001 $ 16,554,801 $ 16,560,870 $ 11,334,960
(b)
  Investments, at cost — affiliated ......................................... $ 110,921 $ 5,761 $ 3,958 $ 15,423

Statements of Assets and Liabilities
(continued)
October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares iBonds
Oct 2033 Term
TIPS ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 17,762,077
Investments, at value — affiliated
(b)
.......................................................................................... 2,445
Receivables: –
Dividends — affiliated ................................................................................................. 66
Interest — unaffiliated ................................................................................................. 69,317
Total a ssets .........................................................................................................
17,833,905
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 1,528
Total li abilities ........................................................................................................
1,528
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 17,832,377
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 17,717,833
Accumulated earnings .................................................................................................. 114,544
NET ASSETS ........................................................................................................
$ 17,832,377
NET ASSET VALUE
Shares outstanding ....................................................................................................
700,000
Net asset value .......................................................................................................
$ 25.47
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 17,672,204
(b)
  Investments, at cost — affiliated ................................................................................... $ 2,445

Statements of Operations
Year Ended October 31, 2024
15
Statements of Operations
iShares iBonds
Oct 2025 Term
TIPS ETF
iShares iBonds
Oct 2026 Term
TIPS ETF
iShares iBonds
Oct 2027 Term
TIPS ETF
iShares iBonds
Oct 2028 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 1,779 $ 975 $ 1,087 $ 3,731
Interest — unaffiliated
(a)
.................................................. 792,821 780,894 708,032 682,700
Securities lending income — affiliated — net ................................... — 8 — 220
Total investment income ...................................................
794,600 781,877 709,119 686,651
EXPENSES
Investment advisory .................................................... 13,980 14,901 13,862 13,993
Total e xpenses .........................................................
13,980 14,901 13,862 13,993
Less: – – – –
Investment advisory fees waived ........................................... (30) (17) (19) (65)
Total ex penses after fees waived .............................................
13,950 14,884 13,843 13,928
Net investment income ....................................................
780,650 766,993 695,276 672,723
REALIZED AND UNREALIZED GAIN (LOSS) $ 25,844 $ 118,147 $ 218,317 $ 237,308
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (4,178) $ (3,953) $ (862) $ 16,603
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 30,023 122,100 219,179 220,705
Net realized and unrealized gain .............................................
25,845 118,147 218,317 237,308
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 806,495 $ 885,140 $ 913,593 $ 910,031
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
16
iShares iBonds
Oct 2029 Term
TIPS ETF
iShares iBonds
Oct 2030 Term
TIPS ETF
iShares iBonds
Oct 2031 Term
TIPS ETF
iShares iBonds
Oct 2032 Term
TIPS ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 991 $ 437 $ 357 $ 447
Interest — unaffiliated
(a)
.................................................. 576,552 555,068 486,143 466,475
Securities lending income — affiliated — net ................................... — — — 5
Total investment income ...................................................
577,543 555,505 486,500 466,927
EXPENSES
Investment advisory .................................................... 12,101 11,301 9,673 8,964
Total e xpenses .........................................................
12,101 11,301 9,673 8,964
Less: – – – –
Investment advisory fees waived ........................................... (17) (7) (6) (7)
Total ex penses after fees waived .............................................
12,084 11,294 9,667 8,957
Net investment income ....................................................
565,459 544,211 476,833 457,970
REALIZED AND UNREALIZED GAIN (LOSS) $ 174,318 $ 149,880 $ 139,527 $ 171,607
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (89,550) $ (5,150) $ (3,502) $ (2,498)
In-kind redemptions — unaffiliated
(b)
....................................... — — — 14,141
(89,550) (5,150) (3,502) 11,643
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 263,867 155,031 143,031 159,964
Net realized and unrealized gain .............................................
174,317 149,881 139,529 171,607
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 739,776 $ 694,092 $ 616,362 $ 629,577
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
17
Statements of Operations
iShares iBonds
Oct 2033 Term
TIPS ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................. $ 791
Interest — unaffiliated
(a)
................................................................................................ 653,304
Total investment income .................................................................................................
654,095
EXPENSES
Investment advisory .................................................................................................. 13,373
Total e xpenses .......................................................................................................
13,373
Less: –
Investment advisory fees waived ......................................................................................... (14)
Total ex penses after fees waived ...........................................................................................
13,359
Net investment income ..................................................................................................
640,736
REALIZED AND UNREALIZED GAIN (LOSS) $ 177,690
Net realized loss from:
Investments — unaffiliated ........................................................................................... $ (12,766)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 190,456
Net realized and unrealized gain ...........................................................................................
177,690
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 818,426
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Annual Financial Statements and Additional Information
18
See notes to financial statements.
iShares iBonds Oct 2025 Term TIPS ETF iShares iBonds Oct 2026 Term TIPS ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 780,650 $ 28,982 $ 766,993 $ 26,668
Net realized loss ................................................ (4,178) (1) (3,953) —
Net change in unrealized appreciation (depreciation) ........................ 30,023 (16,089) 122,100 (22,563)
Net increase in net assets resulting from operations ...........................
806,495 12,892 885,140 4,105
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(743,241) — (739,536) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
16,416,206 5,003,502 16,454,335 3,747,031
NET ASSETS
Total increase in net assets ........................................... 16,479,460 5,016,394 16,599,939 3,751,136
Beginning of period ................................................
5,016,394 — 3,751,136 —
End of period ....................................................
$ 21,495,854 $ 5,016,394 $ 20,351,075 $ 3,751,136
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2027 Term TIPS ETF iShares iBonds Oct 2028 Term TIPS ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 695,276 $ 27,264 $ 672,723 $ 20,121
Net realized gain (loss) ............................................ (862) — 16,603 (6,030)
Net change in unrealized appreciation (depreciation) ........................ 219,179 (34,289) 220,705 (38,202)
Net increase (decrease) in net assets resulting from operations ...................
913,593 (7,025) 910,031 (24,111)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(672,523) — (643,176) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
13,955,880 4,984,866 16,466,918 3,739,814
NET ASSETS
Total increase in net assets ........................................... 14,196,950 4,977,841 16,733,773 3,715,703
Beginning of period ................................................
4,977,841 — 3,715,703 —
End of period ....................................................
$ 19,174,791 $ 4,977,841 $ 20,449,476 $ 3,715,703
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares iBonds Oct 2029 Term TIPS ETF iShares iBonds Oct 2030 Term TIPS ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 565,459 $ 21,673 $ 544,211 $ 19,393
Net realized loss ................................................ (89,550) — (5,150) —
Net change in unrealized appreciation (depreciation) ........................ 263,867 (44,386) 155,031 (70,449)
Net increase (decrease) in net assets resulting from operations ...................
739,776 (22,713) 694,092 (51,056)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(542,188) — (521,955) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
14,022,119 3,732,944 14,028,240 2,501,215
NET ASSETS
Total increase in net assets ........................................... 14,219,707 3,710,231 14,200,377 2,450,159
Beginning of period ................................................
3,710,231 — 2,450,159 —
End of period ....................................................
$ 17,929,938 $ 3,710,231 $ 16,650,536 $ 2,450,159
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Oct 2031 Term TIPS ETF iShares iBonds Oct 2032 Term TIPS ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 476,833 $ 19,587 $ 457,970 $ 28,034
Net realized gain (loss) ............................................ (3,502) — 11,643 —
Net change in unrealized appreciation (depreciation) ........................ 143,031 (84,491) 159,964 (113,167)
Net increase (decrease) in net assets resulting from operations ...................
616,362 (64,904) 629,577 (85,133)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(460,196) — (457,380) —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
14,036,421 2,501,352 7,598,001 3,725,636
NET ASSETS
Total increase in net assets ........................................... 14,192,587 2,436,448 7,770,198 3,640,503
Beginning of period ................................................
2,436,448 — 3,640,503 —
End of period ....................................................
$ 16,629,035 $ 2,436,448 $ 11,410,701 $ 3,640,503
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares iBonds Oct 2033 Term TIPS ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 640,736 $ 20,910
Net realized loss .................................................................................. (12,766) (6,770)
Net change in unrealized appreciation (depreciation) .......................................................... 190,456 (100,583)
Net increase (decrease) in net assets resulting from operations .....................................................
818,426 (86,443)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(617,439) —
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
14,007,056 3,710,777
NET ASSETS
Total increase in net assets ............................................................................. 14,208,043 3,624,334
Beginning of period ..................................................................................
3,624,334 —
End of period ......................................................................................
$ 17,832,377 $ 3,624,334
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares iBonds Oct 2025 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................................
$ 25.08  $ 25.00
Net investment income
(b)
..................................................................................
1 .41  0 .23
Net realized and unrealized gain (loss)
(c)
........................................................................
0.06  (0.15)
Net increase from investment operations ......................................................................... 1.47  0.08
Distributions from net investment income
(d)
..................................................................... (1.26) —
Net asset value, end of period ............................................................................... $ 25.29  $ 25.08
Total Return
(e)
Based on net asset value ................................................................................... 5.98% 0.33%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived ..............................................................................
0.10% 0.10%
(h)
Net investment income .....................................................................................
5.58% 6.88%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................... $ 21,496  $ 5,016
Portfolio turnover rate
(i)
..................................................................................... 0% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
24
iShares iBonds Oct 2026 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period ..........................................................................
$ 25.01  $ 25.00
Net investment income
(b)
..................................................................................
1 .31  0 .22
Net realized and unrealized gain (loss)
(c)
........................................................................
0.31  (0.21)
Net increase from investment operations ......................................................................... 1.62  0.01
Distributions from net investment income
(d)
..................................................................... (1.19) —
Net asset value, end of period ............................................................................... $ 25.44  $ 25.01
Total Return
(e)
Based on net asset value ................................................................................... 6.60% 0.03%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived ..............................................................................
0.10% 0.10%
(h)
Net investment income .....................................................................................
5.15% 6.62%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................... $ 20,351  $ 3,751
Portfolio turnover rate
(i)
..................................................................................... 0%
(j)
0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares iBonds Oct 2027 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.89  $ 25.00
Net investment income
(b)
.................................................................................
1 .28  0 .22
Net realized and unrealized gain (loss)
(c)
.......................................................................
0.51  (0.33)
Net increase (decrease) from investment operations ................................................................ 1.79  (0.11)
Distributions from net investment income
(d)
.................................................................... (1.11) —
Net asset value, end of period .............................................................................. $ 25.57  $ 24.89
Total Return
(e)
Based on net asset value .................................................................................. 7.27% (0.44)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
5.02% 6.46%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 19,175  $ 4,978
Portfolio turnover rate
(i)
.................................................................................... 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
26
iShares iBonds Oct 2028 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/13/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.77  $ 25.00
Net investment income
(b)
.................................................................................
1 .23  0 .20
Net realized and unrealized gain (loss)
(c)
.......................................................................
0.63  (0.43)
Net increase (decrease) from investment operations ................................................................ 1.86  (0.23)
Distributions from net investment income
(d)
.................................................................... (1.07) —
Net asset value, end of period .............................................................................. $ 25.56  $ 24.77
Total Return
(e)
Based on net asset value .................................................................................. 7.60% (0.91)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
4.81% 6.05%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 20,449  $ 3,716
Portfolio turnover rate
(i)
.................................................................................... 10% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares iBonds Oct 2029 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.73  $ 25.00
Net investment income
(b)
.................................................................................
1 .20  0 .19
Net realized and unrealized gain (loss)
(c)
.......................................................................
0.76  (0.46)
Net increase (decrease) from investment operations ................................................................ 1.96  (0.27)
Distributions from net investment income
(d)
.................................................................... (1.08) —
Net asset value, end of period .............................................................................. $ 25.61  $ 24.73
Total Return
(e)
Based on net asset value .................................................................................. 8.02% (1.06)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
4.67% 6.46%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 17,930  $ 3,710
Portfolio turnover rate
(i)
.................................................................................... 57% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
28
iShares iBonds Oct 2030 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.50  $ 25.00
Net investment income
(b)
.................................................................................
1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.......................................................................
0.96  (0.69)
Net increase (decrease) from investment operations ................................................................ 2.19  (0.50)
Distributions from net investment income
(d)
.................................................................... (1.07) —
Net asset value, end of period .............................................................................. $ 25.62  $ 24.50
Total Return
(e)
Based on net asset value .................................................................................. 9.03% (1.99)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
4.82% 6.69%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 16,651  $ 2,450
Portfolio turnover rate
(i)
.................................................................................... 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares iBonds Oct 2031 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.36  $ 25.00
Net investment income
(b)
.................................................................................
1 .26  0 .20
Net realized and unrealized gain (loss)
(c)
.......................................................................
1.03  (0.84)
Net increase (decrease) from investment operations ................................................................ 2.29  (0.64)
Distributions from net investment income
(d)
.................................................................... (1.07) —
Net asset value, end of period .............................................................................. $ 25.58  $ 24.36
Total Return
(e)
Based on net asset value .................................................................................. 9.47% (2.54)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
4.93% 6.79%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 16,629  $ 2,436
Portfolio turnover rate
(i)
.................................................................................... 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
30
iShares iBonds Oct 2032 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.27  $ 25.00
Net investment income
(b)
.................................................................................
1 .30  0 .20
Net realized and unrealized gain (loss)
(c)
.......................................................................
1.05  (0.93)
Net increase (decrease) from investment operations ................................................................ 2.35  (0.73)
Distributions from net investment income
(d)
.................................................................... (1.26) —
Net asset value, end of period .............................................................................. $ 25.36  $ 24.27
Total Return
(e)
Based on net asset value .................................................................................. 9.78% (2.92)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
5.11% 6.99%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 11,411  $ 3,641
Portfolio turnover rate
(i)
.................................................................................... 0%
(j)
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
(j)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares iBonds Oct 2033 Term TIPS
ETF
Year Ended
10/31/24
Period from
09/19/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 24.16  $ 25.00
Net investment income
(b)
.................................................................................
1 .23  0 .19
Net realized and unrealized gain (loss)
(c)
.......................................................................
1.13  (1.03)
Net increase (decrease) from investment operations ................................................................ 2.36  (0.84)
Distributions from net investment income
(d)
.................................................................... (1.05) —
Net asset value, end of period .............................................................................. $ 25.47  $ 24.16
Total Return
(e)
Based on net asset value .................................................................................. 9.84% (3.35)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
4.79% 6.60%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 17,832  $ 3,624
Portfolio turnover rate
(i)
.................................................................................... 5% 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements and Additional Information
32
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
iShares ETF
Diversification
Classification
iBonds Oct 2025 Term TIPS .............................................................................................. Diversified
iBonds Oct 2026 Term TIPS .............................................................................................. Diversified
iBonds Oct 2027 Term TIPS .............................................................................................. Diversified
iBonds Oct 2028 Term TIPS .............................................................................................. Diversified
iBonds Oct 2029 Term TIPS .............................................................................................. Diversified
iBonds Oct 2030 Term TIPS .............................................................................................. Diversified
iBonds Oct 2031 Term TIPS .............................................................................................. Diversified
iBonds Oct 2032 Term TIPS .............................................................................................. Diversified
iBonds Oct 2033 Term TIPS .............................................................................................. Diversified

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
34
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,
iShares ETF Investment Advisory Fees
iBonds Oct 2025 Term TIPS ........................................................................................... 0.10%
iBonds Oct 2026 Term TIPS ........................................................................................... 0.10
iBonds Oct 2027 Term TIPS ........................................................................................... 0.10
iBonds Oct 2028 Term TIPS ........................................................................................... 0.10
iBonds Oct 2029 Term TIPS ........................................................................................... 0.10
iBonds Oct 2030 Term TIPS ........................................................................................... 0.10
iBonds Oct 2031 Term TIPS ........................................................................................... 0.10
iBonds Oct 2032 Term TIPS ........................................................................................... 0.10
iBonds Oct 2033 Term TIPS ........................................................................................... 0.10
iShares ETF Amounts Waived
iBonds Oct 2025 Term TIPS .............................................................................................. $ 30
iBonds Oct 2026 Term TIPS .............................................................................................. 17
iBonds Oct 2027 Term TIPS .............................................................................................. 19
iBonds Oct 2028 Term TIPS .............................................................................................. 65
iBonds Oct 2029 Term TIPS .............................................................................................. 17
iBonds Oct 2030 Term TIPS .............................................................................................. 7
iBonds Oct 2031 Term TIPS .............................................................................................. 6
iBonds Oct 2032 Term TIPS .............................................................................................. 7
iBonds Oct 2033 Term TIPS .............................................................................................. 14

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
iBonds Oct 2026 Term TIPS .................................................................................................. $ 3
iBonds Oct 2028 Term TIPS .................................................................................................. 57
iBonds Oct 2032 Term TIPS .................................................................................................. 1
U.S. Government Securities
iShares ETF Purchases Sales
iBonds Oct 2025 Term TIPS ............................................................................... $ — $ 446,922
iBonds Oct 2026 Term TIPS ............................................................................... 48,781 724,426
iBonds Oct 2027 Term TIPS ............................................................................... 67,215 630,137
iBonds Oct 2028 Term TIPS ............................................................................... 1,360,634 1,820,335
iBonds Oct 2029 Term TIPS ............................................................................... 6,740,985 7,056,140
iBonds Oct 2030 Term TIPS ............................................................................... 5,382 512,020
iBonds Oct 2031 Term TIPS ............................................................................... 5,043 452,037
iBonds Oct 2032 Term TIPS ............................................................................... 38,404 448,626
iBonds Oct 2033 Term TIPS ............................................................................... 663,594 1,116,117
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Oct 2025 Term TIPS ............................................................................... $ 8,927,511 $ —
iBonds Oct 2026 Term TIPS ............................................................................... 16,415,245 —
iBonds Oct 2027 Term TIPS ............................................................................... 13,905,138 —
iBonds Oct 2028 Term TIPS ............................................................................... 16,351,880 —
iBonds Oct 2029 Term TIPS ............................................................................... 13,959,490 —
iBonds Oct 2030 Term TIPS ............................................................................... 14,012,846 —
iBonds Oct 2031 Term TIPS ............................................................................... 14,023,232 —
iBonds Oct 2032 Term TIPS ............................................................................... 8,841,260 1,259,550
iBonds Oct 2033 Term TIPS ............................................................................... 13,953,882 —

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
36
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
s
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Oct 2032 Term TIPS .................................................................... $ 14,141 $ (14,141)
—
iShares ETF
Year Ended
10/31/24
iBonds Oct 2025 Term TIPS
Ordinary income ..................................................................................................... $ 743,241
iBonds Oct 2026 Term TIPS
Ordinary income ..................................................................................................... $ 739,536
iBonds Oct 2027 Term TIPS
Ordinary income ..................................................................................................... $ 672,523
iBonds Oct 2028 Term TIPS
Ordinary income ..................................................................................................... $ 643,176
iBonds Oct 2029 Term TIPS
Ordinary income ..................................................................................................... $ 542,188
iBonds Oct 2030 Term TIPS
Ordinary income ..................................................................................................... $ 521,955
iBonds Oct 2031 Term TIPS
Ordinary income ..................................................................................................... $ 460,196
iBonds Oct 2032 Term TIPS
Ordinary income ..................................................................................................... $ 457,380
iBonds Oct 2033 Term TIPS
Ordinary income ..................................................................................................... $ 617,439
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
iBonds Oct 2025 Term TIPS ................................................ $ 66,391 $ (4,179) $ 13,934 $ 76,146
iBonds Oct 2026 Term TIPS ................................................ 54,125 (3,953) 99,537 149,709
iBonds Oct 2027 Term TIPS ................................................ 50,017 (862) 184,890 234,045
iBonds Oct 2028 Term TIPS ................................................ 60,241 — 182,503 242,744
iBonds Oct 2029 Term TIPS ................................................ 44,944 (89,550) 219,481 174,875
iBonds Oct 2030 Term TIPS ................................................ 41,649 (5,150) 84,582 121,081
iBonds Oct 2031 Term TIPS ................................................ 36,224 (3,502) 58,540 91,262
iBonds Oct 2032 Term TIPS ................................................ 28,624 (2,498) 46,797 72,923
iBonds Oct 2033 Term TIPS ................................................ 44,207 (19,536) 89,873 114,544

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Oct 2025 Term TIPS .......................................... $ 21,450,847 $ 24,824 $ (10,890) $ 13,934
iBonds Oct 2026 Term TIPS .......................................... 20,228,946 99,537 – 99,537
iBonds Oct 2027 Term TIPS .......................................... 18,965,056 184,890 – 184,890
iBonds Oct 2028 Term TIPS .......................................... 20,357,521 185,300 (2,797) 182,503
iBonds Oct 2029 Term TIPS .......................................... 17,780,922 220,604 (1,123) 219,481
iBonds Oct 2030 Term TIPS .......................................... 16,560,562 84,582 – 84,582
iBonds Oct 2031 Term TIPS .......................................... 16,564,828 58,540 – 58,540
iBonds Oct 2032 Term TIPS .......................................... 11,350,383 46,797 – 46,797
iBonds Oct 2033 Term TIPS .......................................... 17,674,649 89,873 – 89,873

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
38
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/24
Period Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Oct 2025 Term TIPS
(a)
Shares sold 650,000 $ 16,416,206 200,000 $ 5,003,502
iBonds Oct 2026 Term TIPS
(a)
Shares sold 650,000 $ 16,454,335 150,000 $ 3,747,031
iBonds Oct 2027 Term TIPS
(a)
Shares sold 550,000 $ 13,955,880 200,000 $ 4,984,866
iBonds Oct 2028 Term TIPS
(a)
Shares sold 650,000 $ 16,466,918 150,000 $ 3,739,814
iBonds Oct 2029 Term TIPS
(b)
Shares sold 550,000 $ 14,022,119 150,000 $ 3,732,944
iBonds Oct 2030 Term TIPS
(b)
Shares sold 550,000 $ 14,028,240 100,000 $ 2,501,215
iBonds Oct 2031 Term TIPS
(b)
Shares sold 550,000 $ 14,036,421 100,000 $ 2,501,352
iBonds Oct 2032 Term TIPS
(b)
Shares sold 350,000 $ 8,859,878 150,000 $ 3,725,636
Shares redeemed
(50,000) (1,261,877) — —
300,000 $ 7,598,001 150,000 $ 3,725,636
iBonds Oct 2033 Term TIPS
(b)
Shares sold 550,000 $ 14,007,056 150,000 $ 3,710,777
(a)
The Funds commenced operations on September 13, 2023.
(b)
The Funds commenced operations on September 19, 2023.

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period September 13, 2023 (commencement of operations) through October 31, 2023
(2)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period September 19, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Oct 2025 Term TIPS ETF
(1)
iShares iBonds Oct 2026 Term TIPS ETF
(1)
iShares iBonds Oct 2027 Term TIPS ETF
(1)
iShares iBonds Oct 2028 Term TIPS ETF
(1)
iShares iBonds Oct 2029 Term TIPS ETF
(2)
iShares iBonds Oct 2030 Term TIPS ETF
(2)
iShares iBonds Oct 2031 Term TIPS ETF
(2)
iShares iBonds Oct 2032 Term TIPS ETF
(2)
iShares iBonds Oct 2033 Term TIPS ETF
(2)

Important Tax Information
(unaudited)
2024
iShares Annual Financial Statements and Additional Information
40
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
iBonds Oct 2025 Term TIPS ............................................................................................ $ 529,126
iBonds Oct 2026 Term TIPS ............................................................................................ 553,915
iBonds Oct 2027 Term TIPS ............................................................................................ 501,328
iBonds Oct 2028 Term TIPS ............................................................................................ 486,122
iBonds Oct 2029 Term TIPS ............................................................................................ 402,210
iBonds Oct 2030 Term TIPS ............................................................................................ 404,688
iBonds Oct 2031 Term TIPS ............................................................................................ 351,700
iBonds Oct 2032 Term TIPS ............................................................................................ 352,636
iBonds Oct 2033 Term TIPS ............................................................................................ 476,645
iShares ETF Interest Dividends
iBonds Oct 2025 Term TIPS ............................................................................................ $ 780,650
iBonds Oct 2026 Term TIPS ............................................................................................ 766,986
iBonds Oct 2027 Term TIPS ............................................................................................ 695,276
iBonds Oct 2028 Term TIPS ............................................................................................ 683,076
iBonds Oct 2029 Term TIPS ............................................................................................ 565,459
iBonds Oct 2030 Term TIPS ............................................................................................ 544,211
iBonds Oct 2031 Term TIPS ............................................................................................ 476,833
iBonds Oct 2032 Term TIPS ............................................................................................ 457,966
iBonds Oct 2033 Term TIPS ............................................................................................ 640,736
iShares ETF
Interest-Related
Dividends
iBonds Oct 2025 Term TIPS ............................................................................................ $ 780,650
iBonds Oct 2026 Term TIPS ............................................................................................ 766,986
iBonds Oct 2027 Term TIPS ............................................................................................ 695,276
iBonds Oct 2028 Term TIPS ............................................................................................ 683,076
iBonds Oct 2029 Term TIPS ............................................................................................ 565,459
iBonds Oct 2030 Term TIPS ............................................................................................ 544,211
iBonds Oct 2031 Term TIPS ............................................................................................ 476,833
iBonds Oct 2032 Term TIPS ............................................................................................ 457,966
iBonds Oct 2033 Term TIPS ............................................................................................ 640,736

Additional Information
41
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
42
iShares iBonds Oct 2025 Term TIPS ETF, iShares iBonds Oct 2026 Term TIPS ETF, iShares iBonds Oct 2027 Term TIPS ETF, iShares iBonds Oct 2028 Term TIPS
ETF, iShares iBonds Oct 2029 Term TIPS ETF, iShares iBonds Oct 2030 Term TIPS ETF, iShares iBonds Oct 2031 Term TIPS ETF, iShares iBonds Oct 2032 Term
TIPS ETF, iShares iBonds Oct 2033 Term TIPS ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements and Additional Information
44
Currency Abbreviation
USD United States Dollar

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares iBonds Dec 2032 Term Corporate ETF | IBDX | NYSE Arca
iShares iBonds Dec 2033 Term Corporate ETF | IBDY | NYSE Arca

Page
2

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 .. USD 1,545 $ 1,503,868
General Electric Co., 6.75%, 03/15/32 ..... 4,299 4,791,522
Lockheed Martin Corp., 3.90%, 06/15/32 ... 2,818 2,660,859
RTX Corp., 2.38%, 03/15/32
(a)
.......... 3,498 2,937,121
11,893,370
Automobile Components — 0.4%
Aptiv plc, 3.25%, 03/01/32
(a)
........... 2,879 2,503,438
Lear Corp., 2.60%, 01/15/32 ........... 1,256 1,049,182
3,552,620
Automobiles — 2.4%
Ford Motor Co.
3.25% , 02/12/32 .................. 8,620 7,218,245
6.10% , 08/19/32
(a)
................. 6,020 6,050,546
General Motors Co., 5.60%, 10/15/32
(a)
.... 4,325 4,391,180
Honda Motor Co. Ltd., 2.97%, 03/10/32
(a)
... 2,727 2,419,375
20,079,346
Banks — 3.5%
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 3,149 2,663,696
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ...................... 3,649 3,330,650
Citigroup, Inc., 6.63%, 06/15/32 ......... 3,568 3,851,349
Citizens Financial Group, Inc., 2.64%, 09/30/32 1,960 1,597,051
KeyBank NA, 4.90%, 08/08/32
(a)
......... 2,495 2,381,587
Royal Bank of Canada, 3.88%, 05/04/32 .... 3,668 3,435,813
Toronto-Dominion Bank (The)
2.45% , 01/12/32 .................. 2,019 1,710,127
3.20% , 03/10/32 .................. 5,077 4,494,885
4.46% , 06/08/32 .................. 6,698 6,423,886
29,889,044
Beverages — 2.2%
Coca-Cola Co. (The), 2.25%, 01/05/32 ..... 6,211 5,348,957
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,955 1,560,661
Constellation Brands, Inc., 4.75%, 05/09/32 .. 2,626 2,568,099
Diageo Capital plc, 2.13%, 04/29/32 ...... 2,585 2,142,483
Keurig Dr Pepper, Inc., 4.05%, 04/15/32
(a)
... 3,071 2,914,961
PepsiCo, Inc., 3.90%, 07/18/32 ......... 4,262 4,048,514
18,583,675
Biotechnology — 0.7%
Amgen, Inc.
2.00% , 01/15/32 .................. 3,361 2,764,645
3.35% , 02/22/32 .................. 3,605 3,251,888
6,016,533
Broadline Retail — 2.0%
Amazon.com, Inc.
3.60% , 04/13/32 .................. 8,240 7,708,652
4.70% , 12/01/32
(a)
................. 7,372 7,395,915
eBay, Inc., 6.30%, 11/22/32 ............ 1,564 1,688,049
16,792,616
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 2,028 1,677,666
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ...................... 1,512 1,410,502
Johnson Controls International plc, 4.90%,
12/01/32 ...................... 1,475 1,466,344
4,554,512
Capital Markets — 4.6%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
. 2,072 2,036,196
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32 ...................... 1,623 1,391,505
Brookfield Finance I UK plc, 2.34%, 01/30/32
(a)
2,315 1,931,053
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Cboe Global Markets, Inc., 3.00%, 03/16/32 . USD 1,305 $ 1,147,561
Charles Schwab Corp. (The), 2.90%, 03/03/32
(a)
3,753 3,283,936
CME Group, Inc., 2.65%, 03/15/32 ....... 2,956 2,582,576
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
.. 2,691 3,018,954
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 1,859 1,657,566
Intercontinental Exchange, Inc., 1.85%,
09/15/32 ...................... 5,471 4,385,677
Jefferies Financial Group, Inc., 2.75%, 10/15/32 1,908 1,584,222
Moody's Corp., 4.25%, 08/08/32 ......... 1,882 1,800,471
Morgan Stanley, 7.25%, 04/01/32 ........ 3,480 3,989,221
Nomura Holdings, Inc., 3.00%, 01/22/32 .... 2,760 2,369,271
Northern Trust Corp., 6.13%, 11/02/32 ..... 3,417 3,664,469
S&P Global, Inc., 2.90%, 03/01/32
(a)
...... 5,116 4,505,926
39,348,604
Chemicals — 1.3%
Albemarle Corp., 5.05%, 06/01/32
(a)
....... 2,135 2,077,132
Cabot Corp., 5.00%, 06/30/32 .......... 1,364 1,350,128
Celanese US Holdings LLC, 6.38%, 07/15/32 . 3,455 3,581,319
Ecolab, Inc., 2.13%, 02/01/32
(a)
......... 2,230 1,874,761
RPM International, Inc., 2.95%, 01/15/32
(a)
.. 1,059 924,499
Sherwin-Williams Co. (The), 2.20%, 03/15/32
(a)
1,871 1,564,174
11,372,013
Commercial Services & Supplies — 1.9%
Cintas Corp. No. 2, 4.00%, 05/01/32 ...... 2,426 2,301,909
RELX Capital, Inc., 4.75%, 05/20/32
(a)
..... 1,808 1,794,055
Republic Services, Inc., 1.75%, 02/15/32
(a)
.. 2,793 2,262,180
Waste Connections, Inc.
2.20% , 01/15/32 .................. 2,184 1,821,065
3.20% , 06/01/32 .................. 1,660 1,473,427
Waste Management, Inc.
4.80% , 03/15/32 .................. 3,150 3,131,301
4.15% , 04/15/32 .................. 3,363 3,228,401
16,012,338
Communications Equipment — 0.3%
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 2,270 2,339,841
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.35%, 01/15/32 .... 1,888 1,582,937
Consumer Finance — 2.7%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 13,556 11,922,246
Discover Financial Services, 6.70%, 11/29/32 . 2,620 2,818,802
General Motors Financial Co., Inc., 3.10%,
01/12/32 ...................... 4,305 3,700,116
John Deere Capital Corp.
3.90% , 06/07/32 .................. 1,791 1,687,478
4.35% , 09/15/32 .................. 2,155 2,099,584
Toyota Motor Credit Corp., 2.40%, 01/13/32 .. 1,219 1,037,137
23,265,363
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp., 1.75%, 04/20/32
(a)
.. 3,557 2,912,441
Dollar General Corp., 5.00%, 11/01/32
(a)
.... 2,244 2,162,572
Target Corp.
4.50% , 09/15/32 .................. 3,470 3,405,594
6.35% , 11/01/32 .................. 917 1,012,441
Walmart, Inc., 4.15%, 09/09/32
(a)
........ 3,755 3,666,913
13,159,961
Containers & Packaging — 0.7%
AptarGroup, Inc., 3.60%, 03/15/32 ....... 1,441 1,295,233
Avery Dennison Corp., 2.25%, 02/15/32 .... 1,685 1,394,281
Sonoco Products Co., 2.85%, 02/01/32
(a)
... 1,828 1,563,045

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc., 4.20%, 06/01/32 .......... USD 1,717 $ 1,622,759
5,875,318
Distributors — 0.2%
Genuine Parts Co., 2.75%, 02/01/32 ...... 1,849 1,570,463
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ...................... 1,065 1,058,632
Diversified REITs — 1.6%
GLP Capital LP, 3.25%, 01/15/32 ........ 2,806 2,422,613
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
978 827,096
Simon Property Group LP
2.25% , 01/15/32 .................. 2,372 1,988,168
2.65% , 02/01/32
(a)
................. 2,388 2,050,135
VICI Properties LP, 5.13%, 05/15/32 ...... 5,159 5,052,063
WP Carey, Inc., 2.45%, 02/01/32 ........ 1,334 1,111,778
13,451,853
Diversified Telecommunication Services — 4.3%
AT&T, Inc., 2.25%, 02/01/32 ........... 8,826 7,343,896
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
........ 2,316 1,905,633
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 ................. 1,876 2,350,605
Sprint Capital Corp., 8.75%, 03/15/32 ..... 7,026 8,494,635
TELUS Corp., 3.40%, 05/13/32 ......... 3,302 2,944,009
Verizon Communications, Inc., 2.36%, 03/15/32 15,798 13,182,046
36,220,824
Electric Utilities — 8.6%
AEP Texas, Inc., 4.70%, 05/15/32 ........ 1,760 1,714,993
Alabama Power Co.
3.05% , 03/15/32 .................. 2,277 2,020,392
3.94% , 09/01/32
(a)
................. 1,433 1,346,645
American Electric Power Co., Inc., 5.95%,
11/01/32 ...................... 1,778 1,866,269
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ...................... 1,795 1,719,298
Arizona Public Service Co., 6.35%, 12/15/32 . 1,507 1,615,672
CenterPoint Energy Houston Electric LLC
(a)
Series AG , 3.00% , 03/01/32 .......... 1,020 894,602
Series ai. , 4.45% , 10/01/32 ........... 1,705 1,646,918
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32 ...................... 963 856,394
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ...................... 835 916,566
DTE Electric Co., Series A, 3.00%, 03/01/32 . 1,420 1,264,440
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 1,645 1,440,605
6.45% , 10/15/32 .................. 1,325 1,435,765
Duke Energy Corp., 4.50%, 08/15/32
(a)
..... 3,931 3,775,615
Duke Energy Progress LLC, 3.40%, 04/01/32 . 1,657 1,508,972
Edison International, 5.25%, 03/15/32 ..... 225 224,411
Entergy Louisiana LLC, 2.35%, 06/15/32 ... 1,490 1,254,599
Eversource Energy, 3.38%, 03/01/32 ...... 2,403 2,133,368
Exelon Corp., 3.35%, 03/15/32 .......... 2,420 2,177,468
Florida Power & Light Co., 2.45%, 02/03/32 .. 5,160 4,412,754
Georgia Power Co., 4.70%, 05/15/32 ...... 2,675 2,651,385
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 .................. 3,411 2,873,154
5.00% , 07/15/32 .................. 3,450 3,442,711
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 .................. 1,630 1,838,235
4.15% , 06/01/32 .................. 1,375 1,304,097
4.55% , 09/15/32 .................. 2,285 2,228,364
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
4.40% , 03/01/32 .................. USD 1,609 $ 1,525,263
5.90% , 06/15/32 .................. 2,119 2,192,701
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32
(a)
................ 792 750,292
Public Service Electric & Gas Co.
3.10% , 03/15/32 .................. 1,883 1,682,361
4.90% , 12/15/32 .................. 1,393 1,400,520
Southern California Edison Co.
2.75% , 02/01/32
(a)
................. 1,585 1,372,679
5.95% , 11/01/32 .................. 2,877 3,044,823
Southern Co. (The), 5.70%, 10/15/32 ...... 1,767 1,844,324
Tucson Electric Power Co., 3.25%, 05/15/32 . 1,273 1,128,989
Union Electric Co., 2.15%, 03/15/32 ...... 1,766 1,469,627
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
2,154 1,825,596
Wisconsin Electric Power Co., 4.75%,
09/30/32
(a)
..................... 1,936 1,936,977
Wisconsin Power & Light Co., 3.95%, 09/01/32 2,235 2,094,727
Xcel Energy, Inc., 4.60%, 06/01/32 ....... 2,442 2,342,183
73,174,754
Electrical Equipment — 0.3%
Eaton Corp., 4.00%, 11/02/32 .......... 2,326 2,212,570
Electronic Equipment, Instruments & Components — 1.0%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 1,986 2,012,535
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 1,845 1,581,263
Avnet, Inc., 5.50%, 06/01/32 ........... 1,138 1,129,566
Flex Ltd., 5.25%, 01/15/32 ............ 1,720 1,700,388
Tyco Electronics Group SA, 2.50%, 02/04/32 . 2,103 1,812,646
8,236,398
Entertainment — 2.2%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ...................... 1,939 1,811,844
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 1,989 2,257,407
Warnermedia Holdings, Inc., 4.28%, 03/15/32
(a)
16,996 14,908,974
18,978,225
Financial Services — 3.2%
Corebridge Financial, Inc., 3.90%, 04/05/32
(a)
. 5,161 4,717,718
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................ 2,746 2,766,508
Global Payments, Inc., 5.40%, 08/15/32
(a)
... 2,755 2,768,611
Jackson Financial, Inc., 5.67%, 06/08/32
(a)
.. 1,323 1,338,850
Mastercard, Inc., 4.35%, 01/15/32 ........ 2,765 2,692,088
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 .................. 1,411 1,668,650
2.75% , 04/15/32 .................. 1,810 1,570,873
4.02% , 11/01/32 .................. 1,540 1,449,081
4.15% , 12/15/32 .................. 1,765 1,674,138
ORIX Corp.
4.00% , 04/13/32 .................. 1,706 1,583,313
5.20% , 09/13/32 .................. 1,665 1,666,526
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
... 3,760 3,651,596
27,547,952
Food Products — 2.6%
Archer-Daniels-Midland Co.
2.90% , 03/01/32 .................. 2,511 2,205,581
5.94% , 10/01/32
(a)
................. 1,119 1,202,420
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
.. 1,741 1,428,449
JBS USA Holding Lux SARL
3.63% , 01/15/32 .................. 3,415 3,014,201
3.00% , 05/15/32 .................. 3,320 2,791,450
Kraft Heinz Foods Co., 6.75%, 03/15/32
(b)
... 1,163 1,278,897

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Mondelez International, Inc.
3.00% , 03/17/32 .................. USD 2,666 $ 2,354,700
1.88% , 10/15/32
(a)
................. 2,170 1,759,369
Pilgrim's Pride Corp., 3.50%, 03/01/32 ..... 3,167 2,773,096
Unilever Capital Corp., 5.90%, 11/15/32 .... 3,440 3,695,611
22,503,774
Gas Utilities — 0.7%
Atmos Energy Corp., 5.45%, 10/15/32
(a)
.... 1,052 1,093,539
CenterPoint Energy Resources Corp., 4.40%,
07/01/32
(a)
..................... 1,766 1,706,146
ONE Gas, Inc., 4.25%, 09/01/32
(a)
........ 975 937,133
Southwest Gas Corp., 4.05%, 03/15/32 .... 2,114 1,961,315
5,698,133
Ground Transportation — 1.6%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 2,838 2,655,867
CSX Corp., 4.10%, 11/15/32 ........... 3,299 3,138,715
Norfolk Southern Corp., 3.00%, 03/15/32
(a)
.. 2,347 2,072,196
Triton Container International Ltd., 3.25%,
03/15/32
(a)
..................... 2,127 1,805,441
Union Pacific Corp., 2.80%, 02/14/32
(a)
..... 4,406 3,883,092
13,555,311
Health Care Equipment & Supplies — 1.5%
(a)
Baxter International, Inc., 2.54%, 02/01/32 .. 5,498 4,622,165
Becton Dickinson & Co., 4.30%, 08/22/32 ... 1,945 1,851,092
GE HealthCare Technologies, Inc., 5.91%,
11/22/32 ...................... 5,820 6,145,205
12,618,462
Health Care Providers & Services — 3.2%
Adventist Health System, 5.43%, 03/01/32
(a)
. 1,050 1,046,768
Elevance Health, Inc.
(a)
4.10% , 05/15/32 .................. 2,000 1,876,736
5.50% , 10/15/32 .................. 2,271 2,322,778
HCA, Inc., 3.63%, 03/15/32 ............ 6,861 6,170,014
Humana, Inc., 2.15%, 02/03/32 ......... 2,594 2,093,662
Laboratory Corp. of America Holdings, 4.55%,
04/01/32 ...................... 1,915 1,839,973
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32
(a)
..................... 620 512,020
UnitedHealth Group, Inc.
4.95% , 01/15/32 .................. 5,095 5,100,871
4.20% , 05/15/32
(a)
................. 4,932 4,734,769
Universal Health Services, Inc., 2.65%,
01/15/32 ...................... 1,786 1,487,771
27,185,362
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ...................... 3,319 2,674,424
Healthpeak OP LLC, 5.25%, 12/15/32 ..... 2,227 2,241,885
Welltower OP LLC
2.75% , 01/15/32 .................. 1,851 1,597,012
3.85% , 06/15/32 .................. 2,009 1,862,103
8,375,424
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Series GG, 3.50%,
10/15/32 ...................... 3,544 3,151,862
McDonald's Corp., 4.60%, 09/09/32 ....... 2,515 2,474,206
Starbucks Corp., 3.00%, 02/14/32
(a)
....... 3,569 3,159,171
8,785,239
Security
Par (000)
Par (000) Value
Household Durables — 0.3%
(a)
PulteGroup, Inc., 7.88%, 06/15/32 ........ USD 1,128 $ 1,312,707
Whirlpool Corp., 4.70%, 05/14/32 ........ 1,184 1,138,761
2,451,468
Household Products — 1.0%
Church & Dwight Co., Inc., 5.60%, 11/15/32 .. 1,875 1,966,575
Clorox Co. (The), 4.60%, 05/01/32
(a)
...... 2,229 2,195,026
Colgate-Palmolive Co., 3.25%, 08/15/32
(a)
... 1,969 1,792,918
Procter & Gamble Co. (The), 2.30%, 02/01/32
(a)
2,800 2,441,244
8,395,763
Industrial Conglomerates — 0.5%
Honeywell International, Inc., 4.75%, 02/01/32 2,380 2,379,019
Pentair Finance SARL, 5.90%, 07/15/32 .... 1,415 1,482,097
3,861,116
Industrial REITs — 0.2%
Prologis LP, 2.25%, 01/15/32 ........... 1,714 1,439,611
Insurance — 2.9%
Aon Corp., 5.00%, 09/12/32
(a)
.......... 1,689 1,681,015
Assurant, Inc., 2.65%, 01/15/32 ......... 1,260 1,057,171
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32 ...................... 3,600 3,208,607
Brown & Brown, Inc., 4.20%, 03/17/32 ..... 2,221 2,066,990
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 2,580 2,617,359
Globe Life, Inc., 4.80%, 06/15/32
(a)
....... 1,395 1,350,803
Kemper Corp., 3.80%, 02/23/32 ......... 1,522 1,360,026
Lincoln National Corp., 3.40%, 03/01/32 .... 851 753,573
Manulife Financial Corp., 3.70%, 03/16/32 ... 2,523 2,333,316
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 1,883 1,988,076
MetLife, Inc., 6.50%, 12/15/32
(a)
......... 1,903 2,110,628
Progressive Corp. (The)
3.00% , 03/15/32 .................. 1,812 1,608,964
6.25% , 12/01/32 .................. 1,215 1,329,476
Prudential Funding Asia plc, 3.63%, 03/24/32 . 1,220 1,115,790
24,581,794
Interactive Media & Services — 1.1%
Meta Platforms, Inc., 3.85%, 08/15/32 ..... 9,986 9,407,601
IT Services — 0.7%
International Business Machines Corp.
2.72% , 02/09/32
(a)
................. 1,020 887,022
4.40% , 07/27/32 .................. 2,915 2,824,540
5.88% , 11/29/32
(a)
................. 2,366 2,511,890
6,223,452
Leisure Products — 0.2%
Brunswick Corp., 4.40%, 09/15/32
(a)
...... 1,666 1,536,129
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 . 2,874 2,589,613
Thermo Fisher Scientific, Inc., 4.95%,
11/21/32
(a)
..................... 2,046 2,067,497
4,657,110
Machinery — 0.5%
Flowserve Corp., 2.80%, 01/15/32 ....... 1,786 1,515,428
Stanley Black & Decker, Inc., 3.00%, 05/15/32
(a)
1,951 1,703,094
Timken Co. (The), 4.13%, 04/01/32 ....... 1,170 1,094,137
4,312,659
Media — 1.2%
Charter Communications Operating LLC,
2.30%, 02/01/32 ................. 3,508 2,767,890
Comcast Corp., 5.50%, 11/15/32
(a)
....... 3,712 3,851,378
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 1,010 1,130,152
Paramount Global, 4.20%, 05/19/32 ...... 2,805 2,441,574
10,190,994

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 1.0%
ArcelorMittal SA, 6.80%, 11/29/32 ........ USD 3,426 $ 3,717,688
Newmont Corp., 2.60%, 07/15/32
(a)
....... 3,389 2,901,261
Nucor Corp., 3.13%, 04/01/32 .......... 1,992 1,769,166
8,388,115
Multi-Utilities — 1.4%
Ameren Illinois Co., 3.85%, 09/01/32 ...... 1,711 1,588,910
Consumers Energy Co., 3.60%, 08/15/32
(a)
.. 982 900,903
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32
(a)
........... 1,391 1,323,946
5.38% , 11/15/32 .................. 3,055 3,108,674
Puget Energy, Inc., 4.22%, 03/15/32 ...... 1,491 1,366,539
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 ................. 1,819 1,612,983
Southern Co. Gas Capital Corp., 5.15%,
09/15/32 ...................... 1,750 1,763,930
11,665,885
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32 ..... 3,052 2,486,426
Kilroy Realty LP, 2.50%, 11/15/32 ........ 1,492 1,167,120
Piedmont Operating Partnership LP, 2.75%,
04/01/32
(a)
..................... 800 636,115
4,289,661
Oil, Gas & Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 3.60%, 09/01/32 ... 1,802 1,589,902
BP Capital Markets America, Inc., 2.72%,
01/12/32
(a)
..................... 6,444 5,580,269
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ...................... 1,530 1,700,487
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 1,896 1,592,139
Cheniere Energy Partners LP, 3.25%, 01/31/32 4,254 3,702,954
ConocoPhillips, 5.90%, 10/15/32
(a)
....... 1,690 1,811,880
DCP Midstream Operating LP, 3.25%, 02/15/32 1,546 1,340,155
Devon Energy Corp., 7.95%, 04/15/32 ..... 1,095 1,252,667
Expand Energy Corp., 4.75%, 02/01/32 .... 2,770 2,602,380
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ...................... 941 1,070,538
Kinder Morgan, Inc., 7.75%, 01/15/32 ..... 3,313 3,791,838
Marathon Oil Corp., 6.80%, 03/15/32 ...... 2,082 2,288,840
MPLX LP, 4.95%, 09/01/32 ............ 3,441 3,354,296
Occidental Petroleum Corp., 5.38%, 01/01/32 3,425 3,379,671
ONEOK, Inc., 6.10%, 11/15/32 .......... 2,619 2,750,131
Suncor Energy, Inc., 7.15%, 02/01/32 ..... 1,889 2,095,305
Targa Resources Partners LP, 4.00%, 01/15/32 3,679 3,372,038
Texas Eastern Transmission LP, 7.00%,
07/15/32 ...................... 1,602 1,770,741
Valero Energy Corp., 7.50%, 04/15/32 ..... 2,562 2,900,311
Williams Cos., Inc. (The)
8.75% , 03/15/32
(b)
................. 1,478 1,771,282
4.65% , 08/15/32 .................. 3,361 3,243,487
52,961,311
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ...................... 3,448 2,896,105
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32
(a)
.... 1,602 1,475,946
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 1,335 1,175,263
Series 2020-1 , Class A , 4.00% , 11/15/32
(a)
. 1,446 1,370,089
United Airlines Pass-Through Trust, Series
2019-2, Class AA, 2.70%, 05/01/32 ..... 1,862 1,647,113
5,668,411
Security
Par (000)
Par (000) Value
Personal Care Products — 0.7%
Haleon US Capital LLC, 3.63%, 03/24/32 ... USD 6,444 $ 5,899,821
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 .. 5,793 5,117,456
Zoetis, Inc., 5.60%, 11/16/32 ........... 2,590 2,688,484
7,805,940
Residential REITs — 1.4%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,240 2,021,598
AvalonBay Communities, Inc., 2.05%,
01/15/32
(a)
..................... 2,150 1,800,154
Essex Portfolio LP, 2.65%, 03/15/32 ...... 2,266 1,921,803
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 ................. 2,170 2,012,721
Mid-America Apartments LP, 5.30%, 02/15/32 1,330 1,345,511
Sun Communities Operating LP, 4.20%,
04/15/32 ...................... 2,172 1,998,271
UDR, Inc., 2.10%, 08/01/32 ............ 1,475 1,183,334
12,283,392
Retail REITs — 1.0%
Agree LP, 4.80%, 10/01/32 ............ 1,177 1,137,868
Kimco Realty OP LLC, 3.20%, 04/01/32 .... 2,032 1,797,119
Realty Income Corp.
2.70% , 02/15/32 .................. 1,228 1,052,630
5.63% , 10/13/32 .................. 2,495 2,583,948
2.85% , 12/15/32 .................. 2,274 1,936,927
8,508,492
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc., 3.92%, 06/01/32 1,932 1,821,697
Analog Devices, Inc., 4.25%, 10/01/32 ..... 485 465,232
Broadcom, Inc.
4.55% , 02/15/32 .................. 3,015 2,917,318
4.15% , 04/15/32
(c)
................. 4,179 3,944,924
4.30% , 11/15/32 .................. 6,839 6,495,751
Intel Corp.
4.15% , 08/05/32 .................. 4,288 3,959,546
4.00% , 12/15/32 .................. 2,685 2,444,524
KLA Corp., 4.65%, 07/15/32 ........... 3,555 3,521,872
Micron Technology, Inc., 2.70%, 04/15/32 ... 3,658 3,092,255
NXP BV, 2.65%, 02/15/32 ............. 3,350 2,831,141
QUALCOMM, Inc.
1.65% , 05/20/32 .................. 4,145 3,323,964
4.25% , 05/20/32 .................. 1,815 1,755,502
Texas Instruments, Inc., 3.65%, 08/16/32 ... 1,473 1,371,086
TSMC Arizona Corp., 4.25%, 04/22/32
(a)
.... 3,265 3,162,930
41,107,742
Software — 1.7%
Oracle Corp., 6.25%, 11/09/32 .......... 7,768 8,335,946
Roper Technologies, Inc., 4.75%, 02/15/32 .. 1,705 1,676,993
Workday, Inc., 3.80%, 04/01/32 ......... 4,343 4,009,816
14,022,755
Specialized REITs — 1.4%
American Tower Corp., 4.05%, 03/15/32
(a)
... 2,476 2,313,445
CubeSmart LP, 2.50%, 02/15/32 ......... 1,847 1,555,696
Equinix, Inc., 3.90%, 04/15/32 .......... 4,131 3,854,582
Extra Space Storage LP, 2.35%, 03/15/32 ... 2,249 1,852,543
Weyerhaeuser Co., 7.38%, 03/15/32 ...... 2,288 2,589,274
12,165,540
Specialty Retail — 2.7%
AutoNation, Inc., 3.85%, 03/01/32 ........ 2,475 2,222,593
AutoZone, Inc., 4.75%, 08/01/32 ......... 2,735 2,665,491
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
2,774 2,433,377
Home Depot, Inc. (The)
3.25% , 04/15/32 .................. 4,201 3,793,745

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.50% , 09/15/32
(a)
................. USD 4,168 $ 4,110,346
Lowe's Cos., Inc., 3.75%, 04/01/32 ....... 5,175 4,787,039
O'Reilly Automotive, Inc., 4.70%, 06/15/32 ... 3,096 3,026,408
23,038,999
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc., 3.35%, 08/08/32
(a)
.......... 4,925 4,558,483
HP, Inc., 4.20%, 04/15/32 ............. 2,494 2,357,201
Western Digital Corp., 3.10%, 02/01/32 .... 1,139 951,697
7,867,381
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 3.05%, 03/15/32
(a)
........ 1,602 1,352,329
Tobacco — 1.9%
Altria Group, Inc., 2.45%, 02/04/32 ....... 6,047 5,021,199
BAT Capital Corp.
4.74% , 03/16/32
(a)
................. 3,251 3,152,721
7.75% , 10/19/32 .................. 2,085 2,392,355
Philip Morris International, Inc., 5.75%, 11/17/32 5,054 5,266,431
15,832,706
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%, 01/15/32 ........ 2,765 2,371,834
GATX Corp., 3.50%, 06/01/32 .......... 1,552 1,378,929
3,750,763
Water Utilities — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 2,656 2,583,848
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, 4.70%, 07/21/32 .. 2,775 2,691,937
Rogers Communications, Inc., 3.80%, 03/15/32 6,900 6,290,090
T-Mobile USA, Inc., 2.70%, 03/15/32 ...... 3,685 3,157,258
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, 6.25%, 11/30/32
(a)
.... USD 1,753 $ 1,893,506
14,032,791
Total Long-Term Investments — 98 .6%
(Cost: $ 828,061,016 ) .............................. 838,671,151
Shares
Shares
Short-Term Securities
Money Market Funds — 11.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(f)
.................. 92,576,914 92,641,718
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 3,660,482 3,660,482
Total Short-Term Securities — 11 .3%
(Cost: $ 96,283,836 ) ............................... 96,302,200
Total Investments — 109 .9%
(Cost: $ 924,344,852 ) .............................. 934,973,351
Liabilities in Excess of Other Assets — (9.9) % ............. (84,106,357)
Net Assets — 100.0% ...............................
$ 850,866,994
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,621,882 $ 65,005,236
(a)
$ — $ 406 $ 14,194 $ 92,641,718 92,576,914 $ 163,794
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,460,000 2,200,482
(a)
— — — 3,660,482 3,660,482 97,941 —
$ 406 $ 14,194 $ 96,302,200 $ 261,735 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 838,671,151 $ — $ 838,671,151
Short-Term Securities
Money Market Funds ...................................... 96,302,200 — — 96,302,200
$ 96,302,200 $ 838,671,151 $ — $ 934,973,351

Schedule of Investments
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
Boeing Co. (The), 6.13%, 02/15/33 ....... USD 1,023 $ 1,046,451
HEICO Corp., 5.35%, 08/01/33 ......... 1,552 1,563,997
L3Harris Technologies, Inc., 5.40%, 07/31/33 . 3,718 3,770,279
Leidos, Inc., 5.75%, 03/15/33 .......... 1,450 1,499,545
Lockheed Martin Corp., 5.25%, 01/15/33 ... 2,470 2,543,011
Northrop Grumman Corp., 4.70%, 03/15/33 .. 2,464 2,416,502
RTX Corp., 5.15%, 02/27/33 ........... 3,020 3,041,177
Textron, Inc., 6.10%, 11/15/33 .......... 930 975,770
16,856,732
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33 . 2,233 2,238,803
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
. 1,324 1,359,723
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33 ...... 992 1,028,063
Banks — 5.3%
Banco Santander SA
6.92% , 08/08/33 .................. 4,966 5,344,180
6.94% , 11/07/33 .................. 3,695 4,117,039
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ...................... 2,786 2,968,908
Citigroup, Inc.
5.88% , 02/22/33 .................. 1,380 1,429,164
6.00% , 10/31/33 .................. 1,535 1,603,662
KeyBank NA, 5.00%, 01/26/33 .......... 2,485 2,397,606
Royal Bank of Canada
5.00% , 02/01/33 .................. 4,198 4,201,602
5.00% , 05/02/33 .................. 2,285 2,283,962
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 .................. 4,320 4,506,630
5.78% , 07/13/33 .................. 1,610 1,682,630
5.81% , 09/14/33 .................. 2,220 2,332,161
Westpac Banking Corp., 6.82%, 11/17/33 ... 1,850 2,040,986
34,908,530
Beverages — 1.4%
Brown-Forman Corp., 4.75%, 04/15/33 ..... 1,632 1,618,294
Constellation Brands, Inc., 4.90%, 05/01/33 .. 1,981 1,939,590
Diageo Capital plc
5.50% , 01/24/33 .................. 1,830 1,890,149
5.63% , 10/05/33 .................. 2,220 2,313,939
PepsiCo, Inc., 4.45%, 02/15/33
(a)
........ 1,715 1,726,784
9,488,756
Biotechnology — 2.2%
Amgen, Inc.
4.20% , 03/01/33 .................. 1,925 1,809,002
5.25% , 03/02/33 .................. 10,354 10,460,953
Gilead Sciences, Inc., 5.25%, 10/15/33 .... 2,520 2,571,892
14,841,847
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
..................... 1,556 1,634,647
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 1,629 1,662,283
3,296,930
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(a)
. 2,237 2,260,513
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 1,577 1,653,638
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(a)
..................... 2,545 2,761,758
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc., 4.60%,
03/15/33 ...................... USD 4,061 $ 3,952,982
Nomura Holdings, Inc.
6.18% , 01/18/33 .................. 1,950 2,051,333
6.09% , 07/12/33
(a)
................. 1,545 1,625,363
S&P Global, Inc., 5.25%, 09/15/33 ....... 1,835 1,877,649
16,183,236
Chemicals — 1.9%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(a)
..................... 1,528 1,523,212
Celanese US Holdings LLC, 6.70%, 11/15/33
(a)
2,560 2,719,956
Dow Chemical Co. (The), 6.30%, 03/15/33 .. 1,628 1,755,812
Eastman Chemical Co., 5.75%, 03/08/33 ... 1,368 1,402,906
EIDP, Inc., 4.80%, 05/15/33 ........... 1,680 1,653,499
FMC Corp., 5.65%, 05/18/33
(a)
.......... 1,339 1,347,475
LYB International Finance III LLC, 5.63%,
05/15/33
(a)
..................... 1,387 1,421,791
Mosaic Co. (The), 5.45%, 11/15/33
(a)
...... 850 851,968
12,676,619
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
2.38% , 03/15/33 .................. 1,645 1,350,153
5.00% , 12/15/33 .................. 1,735 1,732,772
Veralto Corp., 5.45%, 09/18/33 ......... 1,675 1,699,644
Waste Connections, Inc., 4.20%, 01/15/33 ... 1,952 1,837,239
Waste Management, Inc., 4.63%, 02/15/33
(a)
. 1,338 1,318,179
7,937,987
Consumer Finance — 2.0%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 3,725 3,196,581
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 3,090 3,269,883
General Motors Financial Co., Inc., 6.40%,
01/09/33 ...................... 2,504 2,629,313
John Deere Capital Corp., Series I, 5.15%,
09/08/33
(a)
..................... 2,385 2,430,323
Toyota Motor Credit Corp., 4.70%, 01/12/33 .. 1,410 1,395,184
12,921,284
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp., 5.45%, 07/05/33
(a)
.... 2,352 2,329,465
Target Corp., 4.40%, 01/15/33 .......... 1,275 1,241,965
Walmart, Inc., 4.10%, 04/15/33
(a)
........ 3,333 3,222,371
6,793,801
Containers & Packaging — 0.8%
Amcor Finance USA, Inc., 5.63%, 05/26/33
(a)
. 1,315 1,345,948
Avery Dennison Corp., 5.75%, 03/15/33 .... 1,036 1,076,678
Packaging Corp. of America, 5.70%, 12/01/33 1,105 1,145,090
WRKCo, Inc., 3.00%, 06/15/33 .......... 1,652 1,401,753
4,969,469
Distributors — 0.4%
Genuine Parts Co., 6.88%, 11/01/33
(a)
..... 1,035 1,145,684
LKQ Corp., 6.25%, 06/15/33 ........... 1,430 1,475,793
2,621,477
Diversified REITs — 0.5%
GLP Capital LP, 6.75%, 12/01/33
(a)
....... 995 1,060,110
Simon Property Group LP, 5.50%, 03/08/33 .. 1,619 1,657,446
WP Carey, Inc., 2.25%, 04/01/33
(a)
....... 945 749,352
3,466,908
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ........... 9,305 7,575,090
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33 ................. 2,239 2,213,732

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
5.05% , 05/09/33 .................. USD 2,593 $ 2,596,177
4.50% , 08/10/33 .................. 5,202 4,951,311
6.40% , 09/15/33 .................. 940 1,024,898
18,361,208
Electric Utilities — 10.4%
AEP Texas, Inc., 5.40%, 06/01/33 ........ 1,360 1,363,509
Alabama Power Co., 5.85%, 11/15/33 ..... 740 782,334
American Electric Power Co., Inc., 5.63%,
03/01/33 ...................... 2,082 2,126,848
Arizona Public Service Co., 5.55%, 08/01/33 . 1,342 1,359,695
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ........... 720 808,082
4.95% , 04/01/33 .................. 1,557 1,543,330
Commonwealth Edison Co., 4.90%, 02/01/33
(a)
911 909,543
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ...................... 703 697,855
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ...................... 708 714,850
DTE Electric Co., 5.20%, 04/01/33 ....... 1,544 1,567,671
Duke Energy Carolinas LLC, 4.95%, 01/15/33 3,027 3,015,111
Duke Energy Corp., 5.75%, 09/15/33 ...... 1,417 1,470,467
Duke Energy Florida LLC, 5.88%, 11/15/33 .. 1,455 1,542,214
Duke Energy Ohio, Inc., 5.25%, 04/01/33 ... 825 837,261
Duke Energy Progress LLC, 5.25%, 03/15/33 . 1,205 1,226,041
Entergy Arkansas LLC
5.15% , 01/15/33 .................. 1,004 1,015,695
5.30% , 09/15/33 .................. 685 695,100
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 1,803 1,673,975
Entergy Mississippi LLC, 5.00%, 09/01/33 ... 810 802,246
Evergy Kansas Central, Inc., 5.90%, 11/15/33 900 945,538
Evergy Metro, Inc., 4.95%, 04/15/33 ...... 540 532,243
Eversource Energy, 5.13%, 05/15/33 ...... 2,021 1,992,170
Exelon Corp., 5.30%, 03/15/33 .......... 2,319 2,351,743
Florida Power & Light Co.
5.10% , 04/01/33 .................. 2,081 2,095,037
4.80% , 05/15/33 .................. 1,876 1,854,368
Georgia Power Co., 4.95%, 05/17/33 ...... 2,466 2,458,847
Interstate Power & Light Co., 5.70%, 10/15/33 820 847,697
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ...................... 930 954,445
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 1,123 1,153,354
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 2,367 2,352,830
Ohio Power Co., 5.00%, 06/01/33 ........ 890 877,977
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,066 1,090,179
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33 .................. 819 939,328
5.65% , 11/15/33 .................. 2,046 2,142,291
Pacific Gas & Electric Co.
6.15% , 01/15/33 .................. 2,000 2,092,632
6.40% , 06/15/33 .................. 2,746 2,925,539
PECO Energy Co., 4.90%, 06/15/33 ...... 1,299 1,294,151
PPL Electric Utilities Corp., 5.00%, 05/15/33 . 1,389 1,391,664
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ...................... 1,532 1,577,298
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ...................... 1,060 1,059,183
Public Service Electric & Gas Co.
4.65% , 03/15/33 .................. 1,094 1,074,195
5.20% , 08/01/33 .................. 1,410 1,438,039
Southern Co. (The), 5.20%, 06/15/33 ...... 1,862 1,869,213
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southwestern Electric Power Co., 5.30%,
04/01/33 ...................... USD 890 $ 890,553
Virginia Electric & Power Co.
5.00% , 04/01/33 .................. 1,962 1,946,825
5.30% , 08/15/33 .................. 984 996,721
Wisconsin Electric Power Co., 5.63%, 05/15/33 795 834,938
Wisconsin Power & Light Co., 4.95%, 04/01/33 601 597,254
Xcel Energy, Inc., 5.45%, 08/15/33 ....... 2,108 2,124,616
68,852,695
Electrical Equipment — 0.9%
Eaton Corp., 4.15%, 03/15/33
(a)
......... 3,143 3,004,951
Regal Rexnord Corp., 6.40%, 04/15/33 .... 3,072 3,203,974
6,208,925
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc., 6.10%, 03/15/33 .......... 2,074 2,182,931
Energy Equipment & Services — 0.3%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 1,040 1,099,534
Schlumberger Investment SA, 4.85%, 05/15/33 1,075 1,060,708
2,160,242
Entertainment — 0.2%
Walt Disney Co. (The), 6.55%, 03/15/33 .... 1,031 1,142,436
Financial Services — 2.0%
Apollo Global Management, Inc., 6.38%,
11/15/33 ...................... 1,526 1,663,768
Corebridge Financial, Inc., 6.05%, 09/15/33 .. 1,268 1,315,145
Equitable Holdings, Inc., 5.59%, 01/11/33 ... 1,260 1,284,013
Fiserv, Inc.
5.60% , 03/02/33 .................. 2,193 2,252,882
5.63% , 08/21/33
(a)
................. 3,304 3,396,227
Mastercard, Inc., 4.85%, 03/09/33 ........ 1,945 1,951,368
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 ............. 1,580 1,660,925
13,524,328
Food Products — 2.8%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
1,285 1,244,919
General Mills, Inc., 4.95%, 03/29/33
(a)
..... 2,522 2,503,925
Hershey Co. (The), 4.50%, 05/04/33
(a)
..... 1,057 1,044,756
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
.. 2,583 2,754,851
JBS USA Holding Lux SARL, 5.75%, 04/01/33 3,938 3,969,999
Kellanova, 5.25%, 03/01/33
(a)
.......... 1,111 1,124,976
McCormick & Co., Inc., 4.95%, 04/15/33
(a)
... 1,349 1,340,001
Pilgrim's Pride Corp., 6.25%, 07/01/33 ..... 2,491 2,581,424
Unilever Capital Corp., 5.00%, 12/08/33
(a)
... 2,140 2,167,548
18,732,399
Gas Utilities — 1.0%
Atmos Energy Corp., 5.90%, 11/15/33 ..... 1,790 1,905,524
CenterPoint Energy Resources Corp., 5.40%,
03/01/33 ...................... 1,538 1,569,622
Piedmont Natural Gas Co., Inc., 5.40%,
06/15/33 ...................... 887 901,899
Southern California Gas Co., 5.20%, 06/01/33 1,185 1,201,363
Spire Missouri, Inc., 4.80%, 02/15/33
(a)
..... 895 884,050
6,462,458
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%,
11/01/33 ...................... 705 752,824
CSX Corp., 5.20%, 11/15/33
(a)
.......... 1,478 1,507,478
Norfolk Southern Corp., 4.45%, 03/01/33 ... 1,233 1,192,375
Ryder System, Inc., 6.60%, 12/01/33
(a)
..... 1,475 1,602,366
Union Pacific Corp., 4.50%, 01/20/33 ...... 2,334 2,284,643
7,339,686

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... USD 2,598 $ 2,533,961
Health Care Providers & Services — 4.8%
Cigna Group (The), 5.40%, 03/15/33 ...... 2,102 2,127,360
CVS Health Corp.
5.25% , 02/21/33 .................. 4,381 4,297,738
5.30% , 06/01/33 .................. 3,087 3,027,053
Elevance Health, Inc., 4.75%, 02/15/33 .... 2,548 2,474,443
HCA, Inc., 5.50%, 06/01/33 ............ 3,172 3,181,770
Humana, Inc., 5.88%, 03/01/33 ......... 1,788 1,822,917
McKesson Corp., 5.10%, 07/15/33 ....... 1,630 1,642,761
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 ................. 1,263 1,272,601
Quest Diagnostics, Inc., 6.40%, 11/30/33 ... 1,970 2,137,810
Sutter Health, 5.16%, 08/15/33 ......... 540 543,281
UnitedHealth Group, Inc.
5.35% , 02/15/33 .................. 4,908 5,040,043
4.50% , 04/15/33 .................. 3,623 3,503,338
UPMC, 5.04%, 05/15/33 ............. 1,055 1,048,681
32,119,796
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ...................... 2,464 1,916,253
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 1,744 1,465,162
3,381,415
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 1,303 1,374,227
Marriott International, Inc., Series II, 2.75%,
10/15/33 ...................... 1,818 1,503,185
McDonald's Corp., 4.95%, 08/14/33
(a)
...... 1,544 1,549,229
Starbucks Corp., 4.80%, 02/15/33 ........ 1,284 1,275,234
5,701,875
Household Durables — 0.3%
PulteGroup, Inc., 6.38%, 05/15/33 ........ 1,087 1,163,449
Whirlpool Corp., 5.50%, 03/01/33 ........ 802 798,642
1,962,091
Household Products — 0.7%
Colgate-Palmolive Co., 4.60%, 03/01/33
(a)
... 1,241 1,239,354
Kimberly-Clark Corp., 4.50%, 02/16/33 ..... 1,021 1,008,624
Procter & Gamble Co. (The), 4.05%, 01/26/33
(a)
2,154 2,083,831
4,331,809
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ...................... 1,615 1,676,773
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 2,645 2,680,417
Industrial REITs — 0.5%
Prologis LP
4.63% , 01/15/33 .................. 1,585 1,551,126
4.75% , 06/15/33 .................. 1,761 1,727,855
3,278,981
Insurance — 3.9%
Allstate Corp. (The)
5.25% , 03/30/33 .................. 1,892 1,905,520
5.35% , 06/01/33 .................. 814 824,058
American International Group, Inc., 5.13%,
03/27/33
(a)
..................... 2,002 2,002,281
Aon Corp., 5.35%, 02/28/33 ........... 1,845 1,868,591
Arthur J Gallagher & Co., 5.50%, 03/02/33 .. 925 944,476
Athene Holding Ltd., 6.65%, 02/01/33
(a)
.... 1,062 1,142,057
Security
Par (000)
Par (000) Value
Insurance (continued)
CNA Financial Corp., 5.50%, 06/15/33 ..... USD 1,175 $ 1,194,256
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,555 1,596,092
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 .................. 858 913,654
5.40% , 09/15/33 .................. 1,390 1,433,803
MetLife, Inc., 5.38%, 07/15/33
(a)
......... 2,621 2,691,191
Principal Financial Group, Inc., 5.38%, 03/15/33 1,130 1,150,164
Progressive Corp. (The), 4.95%, 06/15/33 ... 1,200 1,205,127
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
. 913 971,579
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ...................... 1,071 1,117,462
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 1,910 1,936,329
Travelers Property Casualty Corp., 6.38%,
03/15/33
(a)
..................... 1,160 1,297,328
Willis North America, Inc., 5.35%, 05/15/33 .. 1,869 1,875,620
26,069,588
Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.95%, 05/15/33 ..... 4,152 4,220,332
IT Services — 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 1,588 1,668,118
International Business Machines Corp., 4.75%,
02/06/33
(a)
..................... 1,985 1,967,342
3,635,460
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 2,565 2,594,181
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 2,552 2,647,327
Nordson Corp., 5.80%, 09/15/33 ......... 1,274 1,333,270
nVent Finance SARL, 5.65%, 05/15/33
(a)
.... 1,165 1,187,994
5,168,591
Media — 3.1%
Charter Communications Operating LLC,
4.40%, 04/01/33 ................. 2,478 2,212,777
Comcast Corp.
4.25% , 01/15/33
(a)
................. 4,195 3,986,733
4.65% , 02/15/33 .................. 2,416 2,377,882
7.05% , 03/15/33 .................. 1,860 2,114,106
4.80% , 05/15/33 .................. 2,420 2,390,167
Fox Corp., 6.50%, 10/13/33 ........... 3,136 3,339,255
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33 ...................... 843 839,606
Paramount Global, 5.50%, 05/15/33 ...... 808 749,113
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 2,475 2,778,755
20,788,394
Metals & Mining — 2.1%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33 .................. 1,677 1,672,582
5.25% , 09/08/33 .................. 3,783 3,845,064
Kinross Gold Corp., 6.25%, 07/15/33
(a)
..... 1,337 1,417,898
Rio Tinto Alcan, Inc., 6.13%, 12/15/33
(a)
.... 1,737 1,876,204
Rio Tinto Finance USA plc, 5.00%, 03/09/33
(a)
1,553 1,571,683
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
..... 3,325 3,409,079
13,792,510
Multi-Utilities — 2.2%
Ameren Illinois Co., 4.95%, 06/01/33 ...... 1,188 1,184,743
Black Hills Corp., 4.35%, 05/01/33 ....... 1,019 945,636
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33 ................. 1,210 1,231,981
Consumers Energy Co., 4.63%, 05/15/33
(a)
.. 1,642 1,613,647
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............ 735 785,336

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series F , 5.25% , 08/01/33 ............ USD 1,235 $ 1,233,997
National Grid plc, 5.81%, 06/12/33 ....... 2,011 2,084,846
NiSource, Inc., 5.40%, 06/30/33 ......... 1,133 1,142,917
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... 1,012 1,071,599
Sempra, 5.50%, 08/01/33 ............. 1,839 1,875,489
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ...................... 1,210 1,257,450
14,427,641
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33
(a)
.... 2,140 1,662,004
COPT Defense Properties LP, 2.90%, 12/01/33 1,006 815,777
Kilroy Realty LP, 2.65%, 11/15/33 ........ 1,135 875,690
3,353,471
Oil, Gas & Consumable Fuels — 9.9%
BP Capital Markets America, Inc.
4.81% , 02/13/33 .................. 5,403 5,294,718
4.89% , 09/11/33 .................. 3,750 3,689,053
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ...................... 902 957,386
Cheniere Energy Partners LP, 5.95%, 06/30/33 3,512 3,612,540
ConocoPhillips Co., 5.05%, 09/15/33
(a)
..... 2,502 2,513,356
Diamondback Energy, Inc., 6.25%, 03/15/33 . 2,801 2,951,420
Enbridge, Inc.
5.70% , 03/08/33 .................. 5,669 5,812,274
2.50% , 08/01/33 .................. 2,423 1,969,225
Energy Transfer LP
5.75% , 02/15/33 .................. 3,838 3,918,649
6.55% , 12/01/33 .................. 3,616 3,881,250
Enterprise Products Operating LLC
5.35% , 01/31/33 .................. 2,560 2,614,067
Series D , 6.88% , 03/01/33 ........... 1,282 1,430,759
Hess Corp., 7.13%, 03/15/33 ........... 1,413 1,583,674
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ...................... 1,187 1,341,243
Kinder Morgan, Inc.
4.80% , 02/01/33 .................. 1,790 1,722,129
5.20% , 06/01/33 .................. 3,596 3,538,551
MPLX LP, 5.00%, 03/01/33 ............ 2,694 2,618,397
ONEOK, Inc., 6.05%, 09/01/33 .......... 3,780 3,929,364
Ovintiv, Inc., 6.25%, 07/15/33
(a)
......... 1,538 1,586,690
Phillips 66 Co., 5.30%, 06/30/33 ......... 2,321 2,326,120
Targa Resources Corp.
4.20% , 02/01/33 .................. 1,996 1,834,258
6.13% , 03/15/33 .................. 2,167 2,264,446
Western Midstream Operating LP, 6.15%,
04/01/33 ...................... 1,933 1,996,933
Williams Cos., Inc. (The), 5.65%, 03/15/33 .. 1,931 1,977,793
65,364,295
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 1,766 1,707,779
Kenvue, Inc., 4.90%, 03/22/33 .......... 3,120 3,120,494
4,828,273
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 4.88%, 03/03/33 .. 1,439 1,445,835
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(a)
. 2,510 2,683,111
Eli Lilly & Co., 4.70%, 02/27/33
(a)
........ 2,458 2,442,815
Johnson & Johnson
4.95% , 05/15/33 .................. 1,285 1,331,708
4.38% , 12/05/33
(a)
................. 1,930 1,914,445
Merck & Co., Inc.
4.50% , 05/17/33
(a)
................. 3,670 3,601,144
6.50% , 12/01/33
(b)
................. 1,483 1,668,258
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33
(a)
..................... USD 12,196 $ 12,022,757
27,110,073
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
...... 1,401 1,412,429
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 1,270 1,301,091
Verisk Analytics, Inc., 5.75%, 04/01/33 ..... 1,400 1,464,481
4,178,001
Residential REITs — 0.8%
AvalonBay Communities, Inc.
5.00% , 02/15/33 .................. 836 831,902
5.30% , 12/07/33
(a)
................. 1,005 1,018,814
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................. 925 928,618
Sun Communities Operating LP, 5.70%,
01/15/33 ...................... 1,046 1,051,248
UDR, Inc.
1.90% , 03/15/33 .................. 801 620,348
2.10% , 06/15/33 .................. 885 688,759
5,139,689
Retail REITs — 0.9%
Agree LP, 2.60%, 06/15/33 ............ 786 632,778
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 1,631 1,572,680
NNN REIT, Inc., 5.60%, 10/15/33 ........ 1,145 1,167,407
Realty Income Corp.
1.80% , 03/15/33 .................. 935 724,002
4.90% , 07/15/33 .................. 1,562 1,531,161
5,628,028
Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc.
(c)
2.60% , 02/15/33 .................. 4,219 3,499,706
3.42% , 04/15/33 .................. 5,620 4,957,623
Intel Corp., 5.20%, 02/10/33 ........... 5,227 5,134,234
Marvell Technology, Inc., 5.95%, 09/15/33 ... 1,349 1,411,628
Micron Technology, Inc.
5.88% , 02/09/33 .................. 1,883 1,947,204
5.88% , 09/15/33 .................. 2,309 2,391,350
NXP BV, 5.00%, 01/15/33
(a)
............ 2,585 2,544,370
QUALCOMM, Inc., 5.40%, 05/20/33 ...... 1,786 1,858,710
Texas Instruments, Inc., 4.90%, 03/14/33 ... 2,303 2,328,914
26,073,739
Software — 1.1%
Intuit, Inc., 5.20%, 09/15/33 ............ 3,205 3,267,124
Oracle Corp., 4.90%, 02/06/33 .......... 3,820 3,769,282
7,036,406
Specialized REITs — 1.7%
American Tower Corp.
5.65% , 03/15/33 .................. 2,006 2,054,084
5.55% , 07/15/33 .................. 2,170 2,208,059
5.90% , 11/15/33 .................. 1,906 1,985,176
Crown Castle, Inc., 5.10%, 05/01/33 ...... 1,974 1,946,463
Public Storage Operating Co., 5.10%, 08/01/33 1,809 1,816,786
Weyerhaeuser Co., 3.38%, 03/09/33
(a)
..... 1,282 1,135,468
11,146,036
Specialty Retail — 1.7%
AutoZone, Inc.
4.75% , 02/01/33 .................. 1,461 1,421,395
5.20% , 08/01/33 .................. 690 688,504
6.55% , 11/01/33 .................. 1,288 1,400,025
Lowe's Cos., Inc.
(a)
5.00% , 04/15/33 .................. 3,242 3,237,650

Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.15% , 07/01/33 .................. USD 2,341 $ 2,367,593
Tractor Supply Co., 5.25%, 05/15/33 ...... 1,849 1,860,950
10,976,117
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc., 4.30%, 05/10/33 ........... 2,013 2,002,968
Dell International LLC, 5.75%, 02/01/33
(a)
... 2,544 2,644,596
HP, Inc., 5.50%, 01/15/33
(a)
............ 2,788 2,848,867
7,496,431
Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc., 7.85%, 11/27/33
(a)
......... 2,980 3,042,405
Tobacco — 1.9%
Altria Group, Inc., 6.88%, 11/01/33 ....... 1,315 1,444,233
BAT Capital Corp., 6.42%, 08/02/33 ...... 3,146 3,347,653
Philip Morris International, Inc.
5.38% , 02/15/33 .................. 5,526 5,600,116
5.63% , 09/07/33 .................. 2,400 2,469,039
12,861,041
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33 .................. 996 961,654
5.45% , 09/15/33 .................. 995 1,001,809
1,963,463
Wireless Telecommunication Services — 1.5%
T-Mobile USA, Inc.
5.20% , 01/15/33 .................. 3,226 3,243,576
5.05% , 07/15/33 .................. 6,456 6,426,800
9,670,376
Total Long-Term Investments — 98 .2%
(Cost: $ 643,757,266 ) .............................. 650,789,132
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(f)
.................. 55,637,976 $ 55,676,923
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 3,081,439 3,081,439
Total Short-Term Securities — 8 .9%
(Cost: $ 58,746,770 ) ............................... 58,758,362
Total Investments — 107 .1%
(Cost: $ 702,504,036 ) .............................. 709,547,494
Liabilities in Excess of Other Assets — (7.1) % ............. (46,950,827)
Net Assets — 100.0% ...............................
$ 662,596,667
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,334,801 $ 50,334,333
(a)
$ — $ (3,604) $ 11,393 $ 55,676,923 55,637,976 $ 119,259
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 320,000 2,761,439
(a)
— — — 3,081,439 3,081,439 96,647 —
$ (3,604) $ 11,393 $ 58,758,362 $ 215,906 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 650,789,132 $ — $ 650,789,132
Short-Term Securities
Money Market Funds ...................................... 58,758,362 — — 58,758,362
$ 58,758,362 $ 650,789,132 $ — $ 709,547,494

Statements of Assets and Liabilities
October 31, 2024
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 838,671,151 $ 650,789,132
Investments, at value — affiliated
(c)
........................................................................... 96,302,200 58,758,362
Receivables: – –
Investment s sold ..................................................................................... 2,908,949 —
Securities lending income — affiliated ....................................................................... 11,764 12,451
Dividends — affiliated .................................................................................. 7,644 10,689
Interest — unaffiliated .................................................................................. 9,028,552 8,749,628
Total a ssets ..........................................................................................
946,930,260 718,320,262
LIABILITIES
Bank overdraft ......................................................................................... 2,017 —
Collateral on securities loaned .............................................................................. 92,625,604 55,668,951
Payables: – –
Investments purchased ................................................................................. 3,365,559 —
Investment advisory fees ................................................................................ 70,086 54,644
Total li abilities .........................................................................................
96,063,266 55,723,595
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 850,866,994 $ 662,596,667
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 837,328,852 $ 652,890,039
Accumulated earnings ................................................................................... 13,538,142 9,706,628
NET ASSETS .........................................................................................
$ 850,866,994 $ 662,596,667
NET ASSET VALUE
Shares outstanding .....................................................................................
34,100,000 25,950,000
Net asset value ........................................................................................
$ 24.95 $ 25.53
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 828,061,016 $ 643,757,266
(b)
  Securities loaned, at value ........................................................................ $ 89,593,139 $ 53,459,558
(c)
  Investments, at cost — affiliated ..................................................................... $ 96,283,836 $ 58,746,770

Statements of Operations

Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
16
iShares iBonds
Dec 2032 Term
Corporate ETF
iShares iBonds
Dec 2033 Term
Corporate ETF
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 97,941 $ 96,647
Interest — unaffiliated .................................................................................. 30,764,376 20,951,621
Securities lending income — affiliated — net .................................................................. 163,794 119,259
Total investment income ..................................................................................
31,026,111 21,167,527
EXPENSES
Investment advisory ................................................................................... 590,093 399,360
Total e xpenses ........................................................................................
590,093 399,360
Less: – –
Investment advisory fees waived .......................................................................... (1,683) (1,668)
Total ex penses after fees waived ............................................................................
588,410 397,692
Net investment income ...................................................................................
30,437,701 20,769,835
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,177,080 $ 10,639,575
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (352,867) $ (106,010)
Investments — affiliated .............................................................................. 406 (3,604)
In-kind redemptions — unaffiliated
(a)
...................................................................... 1,453,221 547,004
1,100,760 437,390
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 28,062,127 10,190,791
Investments — affiliated .............................................................................. 14,194 11,393
28,076,321 10,202,184
Net realized and unrealized gain ............................................................................
29,177,081 10,639,574
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 59,614,782 $ 31,409,409
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
17
Statements of Changes in Net Assets
See notes to financial statements.
iShares iBonds Dec 2032 Term Corporate ETF iShares iBonds Dec 2033 Term Corporate ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 30,437,701 $ 6,170,676 $ 20,769,835 $ 632,194
Net realized gain (loss) ............................................ 1,100,760 (214,450) 437,390 (14,372)
Net change in unrealized appreciation (depreciation) ........................ 28,076,321 (16,243,347) 10,202,184 (3,158,726)
Net increase (decrease) in net assets resulting from operations ...................
59,614,782 (10,287,121) 31,409,409 (2,540,904)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(28,049,741) (5,124,734) (18,301,559) (313,314)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
574,788,004 243,564,900 571,257,487 81,085,548
NET ASSETS
Total increase in net assets ........................................... 606,353,045 228,153,045 584,365,337 78,231,330
Beginning of period ................................................
244,513,949 16,360,904 78,231,330 —
End of period ....................................................
$ 850,866,994 $ 244,513,949 $ 662,596,667 $ 78,231,330
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
18
iShares iBonds Dec 2032 Term Corporate ETF
Year Ended
10/31/24
Year Ended
10/31/23
Period from
06/28/22
(a)
to 10/31/22
Net asset value, beginning of period ...........................................................
$ 22.85  $ 23.37  $ 24.98
Net investment income
(b)
...................................................................
1 .28  1 .26  0 .42
Net realized and unrealized gain (loss)
(c)
.........................................................
2.05  (0.63) (1.74)
Net increase (decrease) from investment operations .................................................. 3.33  0.63  (1.32)
Distributions from net investment income
(d)
...................................................... (1.23) (1.15) (0.29)
Net asset value, end of period ................................................................ $ 24.95  $ 22.85  $ 23.37
Total Return
(e)
Based on net asset value .................................................................... 14.76% 2.49% (5.34)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................................................................
0.10% 0.10% 0.10%
(h)
Total expenses after fees waived ...............................................................
0.10% 0.10% 0.10%
(h)
Net investment income ......................................................................
5.16% 5.22% 4.97%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 850,867  $ 244,514  $ 16,361
Portfolio turnover rate
(i)
...................................................................... 2% 4% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
iShares iBonds Dec 2033 Term
Corporate ETF
Year Ended
10/31/24
Period from
06/21/23
(a)
to 10/31/23
Net asset value, beginning of period .........................................................................
$ 23.35  $ 25.00
Net investment income
(b)
.................................................................................
1 .32  0 .48
Net realized and unrealized gain (loss)
(c)
.......................................................................
2.09  (1.85)
Net increase (decrease) from investment operations ................................................................ 3.41  (1.37)
Distributions from net investment income
(d)
.................................................................... (1.23) (0.28)
Net asset value, end of period .............................................................................. $ 25.53  $ 23.35
Total Return
(e)
Based on net asset value .................................................................................. 14.79% (5.52)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.10% 0.10%
(h)
Total expenses after fees waived .............................................................................
0.10% 0.10%
(h)
Net investment income ....................................................................................
5.20% 5.43%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 662,597  $ 78,231
Portfolio turnover rate
(i)
.................................................................................... 1% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Financial Statements and Additional Information
20
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
iShares ETF
Diversification
Classification
iBonds Dec 2032 Term Corporate .......................................................................................... Non-diversified
iBonds Dec 2033 Term Corporate .......................................................................................... Non-diversified

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
22
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
iBonds Dec 2032 Term Corporate
Barclays Bank plc ...................................... $ 25,110,185 $ (25,110,185) $ – $ –
BMO Capital Markets Corp. ............................... 3,680,829 (3,680,829) – –
BNP Paribas SA ....................................... 83,598 (83,598) – –
Citigroup Global Markets, Inc. .............................. 4,850,868 (4,850,868) – –
J.P. Morgan Securities LLC ............................... 37,977,632 (37,977,632) – –
Jefferies LLC ......................................... 522,483 (522,483) – –
RBC Capital Markets LLC ................................ 10,422,160 (10,422,160) – –
Scotia Capital (USA), Inc. ................................ 2,987,406 (2,987,406) – –
Toronto-Dominion Bank (The) .............................. 905,724 (905,724) – –
UBS AG ............................................ 524 (524) – –
UBS Securities LLC .................................... 1,294,818 (1,294,818) – –
Wells Fargo Bank NA ................................... 52,123 (52,123) – –
Wells Fargo Securities LLC ............................... 1,704,789 (1,704,789) – –
$ 89,593,139 $ (89,593,139) $ – $ –
iBonds Dec 2033 Term Corporate
Barclays Bank plc ...................................... $ 24,661,065 $ (24,661,065) $ – $ –
Barclays Capital, Inc. ................................... 1,685,098 (1,685,098) – –
BMO Capital Markets Corp. ............................... 376,174 (376,174) – –
BNP Paribas SA ....................................... 4,122,617 (4,122,617) – –
BofA Securities, Inc. .................................... 5,861,087 (5,861,087) – –
Citigroup Global Markets, Inc. .............................. 43,941 (43,941) – –
Jefferies LLC ......................................... 1,284,206 (1,284,206) – –
Morgan Stanley ....................................... 2,095,945 (2,095,945) – –
RBC Capital Markets LLC ................................ 6,426,565 (6,426,565) – –
Scotia Capital (USA), Inc. ................................ 410,448 (410,448) – –
UBS AG ............................................ 210,464 (210,464) – –
UBS Securities LLC .................................... 2,711,876 (2,711,876) – –
Wells Fargo Bank NA ................................... 1,905,435 (1,905,435) – –
Wells Fargo Securities LLC ............................... 1,664,637 (1,664,637) – –
$ 53,459,558 $ (53,459,558) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
iBonds Dec 2032 Term Corporate ....................................................................................... 0.10%
iBonds Dec 2033 Term Corporate ....................................................................................... 0.10

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
iBonds Dec 2032 Term Corporate .......................................................................................... $ 1,683
iBonds Dec 2033 Term Corporate .......................................................................................... 1,668
iShares ETF Amounts
iBonds Dec 2032 Term Corporate .............................................................................................. $ 55,393
iBonds Dec 2033 Term Corporate .............................................................................................. 36,942

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
24
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 37,161,934 $ 11,044,858
iBonds Dec 2033 Term Corporate ........................................................................... 12,410,129 5,540,178
iShares ETF
In-kind
Purchases
In-kind
Sales
iBonds Dec 2032 Term Corporate ........................................................................... $ 556,350,707 $ 18,470,449
iBonds Dec 2033 Term Corporate ........................................................................... 562,019,296 6,248,679
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
iBonds Dec 2032 Term Corporate ................................................................ $ 1,453,221 $ (1,453,221)
iBonds Dec 2033 Term Corporate ................................................................ 547,004 (547,004)
—
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
iBonds Dec 2032 Term Corporate
Ordinary income ...................................................................................... $ 28,049,741 $ 5,124,734
iShares ETF
Year Ended
10/31/24
Period from
06/21/23 to
10/31/23
iBonds Dec 2033 Term Corporate
Ordinary income ........................................................................................... $ 18,301,559 $ 313,314
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
iBonds Dec 2032 Term Corporate ............................................ $ 3,466,685 $ (555,394) $ 10,626,851 $ 13,538,142
iBonds Dec 2033 Term Corporate ............................................ 2,787,248 (121,311) 7,040,691 9,706,628
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds Dec 2032 Term Corporate ...................................... $ 924,346,500 $ 11,450,017 $ (823,166) $ 10,626,851
iBonds Dec 2033 Term Corporate ...................................... 702,506,803 7,392,823 (352,132) 7,040,691

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Dec 2032 Term Corporate
Shares sold 24,150,000 $ 593,632,010 10,000,000 $ 243,564,900
Shares redeemed
(750,000) (18,844,006) — —
23,400,000 $ 574,788,004 10,000,000 $ 243,564,900

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
26
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/24
Period Ended
10/31/23
iShares ETF Shares Amount Shares Amount
iBonds Dec 2033 Term Corporate
(a)
Shares sold 22,850,000 $ 577,649,062 3,350,000 $ 81,085,548
Shares redeemed
(250,000) (6,391,575) — —
22,600,000 $ 571,257,487 3,350,000 $ 81,085,548
(a)
The Fund commenced operations on June 21, 2023.

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2)
Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period June 21, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares iBonds Dec 2032 Term Corporate ETF
(1)
iShares iBonds Dec 2033 Term Corporate ETF
(2)

Important Tax Information
(unaudited)
2024
iShares Annual Financial Statements and Additional Information
28
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
iBonds Dec 2032 Term Corporate ........................................................................................ $ 15,216
iBonds Dec 2033 Term Corporate ........................................................................................ 15,296
iShares ETF Interest Dividends
iBonds Dec 2032 Term Corporate ........................................................................................ $ 30,239,318
iBonds Dec 2033 Term Corporate ........................................................................................ 20,650,579
iShares ETF
Interest-Related
Dividends
iBonds Dec 2032 Term Corporate ........................................................................................ $ 26,407,046
iBonds Dec 2033 Term Corporate ........................................................................................ 17,499,753

Additional Information
29
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
30
iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
31
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements and Additional Information
32
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Page
2

Schedule of Investments
October 31, 2024
iShares
®
Yield Optimized Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 54.3%
(a)
iShares 0-3 Month Treasury Bond ETF
(b)
.... 575,953 $ 57,998,467
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 1,309,380 48,617,279
iShares Floating Rate Bond ETF ......... 478,294 24,407,343
131,023,089
International Fixed Income — 10.1%
iShares JP Morgan USD Emerging Markets
Bond ETF
(a)
...................... 636,102 24,432,678
Investment Grade Bonds — 25.5%
iShares 10+ Year Investment Grade Corporate
Bond ETF
(a) (b)
..................... 1,205,251 61,576,274
Mortgage-Backed Securities — 10.0%
iShares CMBS ETF
(a)
................. 506,363 24,097,815
Total Long-Term Investments — 99 .9%
(Cost: $ 239,527,567 ) .............................. 241,129,856
Short-Term Securities
Money Market Funds — 35 .6%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(d)
................... 85,746,931 85,806,953
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% .................... 224,701 224,701
Total Short-Term Securities — 35 .6%
(Cost: $ 86,023,226 ) ............................... 86,031,654
Total Investments — 135 .5%
(Cost: $ 325,550,793 ) .............................. 327,161,510
Liabilities in Excess of Other Assets — (35.5) % ............ (85,783,490)
Net Assets — 100.0% ............................... $ 241,378,020
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Yield Optimized Bond ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 28,231,183 $ 57,579,611
(a)
$ — $ (9,797) $ 5,956 $ 85,806,953 85,746,931 $ 147,310
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 136,624 88,077
(a)
— — — 224,701 224,701 10,335 —
iShares 0-3 Month Treasury
Bond ETF ............ — 60,547,940 (2,533,413) (2,414) (13,646) 57,998,467 575,953 1,013,678 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 11,681,249 53,418,049 (4,866,682) 185,251 1,158,407 61,576,274 1,205,251 1,562,082 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 28,128,071 27,561,323 (56,540,117) (106,424) 957,147 — — 788,039 —
iShares Agency Bond ETF
(c)
. 10,165,725 10,753,287 (21,058,166) (58,733) 197,887 — — 277,797 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 50,307,784 (2,540,348) (1,982) 851,825 48,617,279 1,309,380 1,157,051 —
iShares Broad USD Investment
Grade Corporate Bond
ETF
(c)
.............. — 2,042,809 (2,103,000) 60,191 — — — 20,094 —
iShares CMBS ETF ....... — 25,134,054 (1,403,644) 3,523 363,882 24,097,815 506,363 288,164 —
iShares Floating Rate Bond
ETF ................ 10,290,569 17,092,450 (3,041,245) 25,997 39,572 24,407,343 478,294 1,000,476 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 20,057,912 21,250,974 (42,587,634) (1,876,431) 3,155,179 — — 1,004,649 —
iShares Investment Grade
Systematic Bond ETF
(c)
... — 17,022,173 (17,518,915) 496,742 — — — 182,089 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 9,836,656 10,693,379 (21,570,157) (2,096,800) 3,136,922 — — 410,319 —
iShares JP Morgan USD
Emerging Markets Bond
ETF ................ — 25,212,334 (1,268,849) (1,642) 490,835 24,432,678 636,102 592,258 —
iShares MBS ETF
(c)
....... 9,790,225 10,841,652 (21,021,470) (1,559,582) 1,949,175 — — 304,758 —
$ (4,942,101) $ 12,293,141 $ 327,161,510 $ 8,759,099 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 241,129,856 $ — $ — $ 241,129,856
Short-Term Securities
Money Market Funds ...................................... 86,031,654 — — 86,031,654
$ 327,161,510 $ — $ — $ 327,161,510

Statement of Assets and Liabilities
October 31, 2024
5
Statement of Assets and Liabilities
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 327,161,510
Cash ............................................................................................................. 15,201
Receivables: –
Securities lending income — affiliated ...................................................................................... 5,319
Capital shares sold ................................................................................................... 1,110
Dividends — affiliated ................................................................................................. 1,322
Total a ssets .........................................................................................................
327,184,462
LIABILITIES
Collateral on securities loaned ............................................................................................. 85,806,442
Total li abilities ........................................................................................................
85,806,442
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 241,378,020
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 254,135,321
Accumulated loss ..................................................................................................... (12,757,301)
NET ASSETS ........................................................................................................
$ 241,378,020
NET ASSET VALUE
Shares outstanding ....................................................................................................
10,750,000
Net asset value .......................................................................................................
$ 22.45
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — affiliated ................................................................................... $ 325,550,793
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 83,657,373

Statement of Operations

Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
6
See notes to financial statements.
iShares Yield
Optimized Bond
ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................. $ 8,611,789
Interest — unaffiliated ................................................................................................. 25
Securities lending income — affiliated — net ................................................................................. 147,310
Total investment income .................................................................................................
8,759,124
EXPENSES
Investment advisory .................................................................................................. 490,357
Interest expense .................................................................................................... 57
Total e xpenses .......................................................................................................
490,414
Less: –
Investment advisory fees waived ......................................................................................... (490,357)
Total ex penses after fees waived ...........................................................................................
57
Net investment income ..................................................................................................
8,759,067
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,351,039
Net realized gain (loss) from:
Investments — affiliated ............................................................................................. $ (5,458,393)
In-kind redemptions — affiliated
(a)
....................................................................................... 516,292
(4,942,101)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 12,293,141
Net realized and unrealized gain ...........................................................................................
7,351,040
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 16,110,107
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
7
Statements of Changes in Net Assets
See notes to financial statements.
iShares Yield Optimized Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,759,067 $ 3,960,276
Net realized loss .................................................................................. (4,942,101) (569,856)
Net change in unrealized appreciation (depreciation) .......................................................... 12,293,141 (428,258)
Net increase in net assets resulting from operations .............................................................
16,110,107 2,962,162
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(8,790,270) (3,950,079)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
133,930,331 23,262,172
NET ASSETS
Total increase in net assets ............................................................................. 141,250,168 22,274,255
Beginning of year ....................................................................................
100,127,852 77,853,597
End of year ........................................................................................
$ 241,378,020 $ 100,127,852
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
8
iShares Yield Optimized Bond ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ..............................
$ 21.08  $ 21.33  $ 25.03  $ 25.63  $ 25.60
Net investment income
(a)
.....................................
1 .12  0 .93  0 .64  0 .63  0 .80
Net realized and unrealized gain (loss)
(b)
...........................
1.38  (0.24) (3.70) (0.51) 0.04
Net increase (decrease) from investment operations .................... 2.50  0.69  (3.06) 0.12  0.84
Distributions
(c)
– – – – –
From net investment income ..................................
( 1 .13 ) ( 0 .94 ) ( 0 .64 ) ( 0 .65 ) ( 0 .81 )
From net realized gain .......................................
—  —  —  ( 0 .07 ) —
Total distributions ........................................... (1.13) (0.94) (0.64) (0.72) (0.81)
Net asset value, end of year ................................... $ 22.45  $ 21.08  $ 21.33  $ 25.03  $ 25.63
Total Return
(d)
Based on net asset value ...................................... 12.09% 3.19% (12.39)% 0.47% 3.33%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
0.28% 0.28% 0.28% 0.28% 0.28%
Total expenses after fees waived .................................
0.00%
(f)
0.00% 0.00%
(f)
0.00%
(f)
0.00%
(f)
Net investment income ........................................
5.00% 4.27% 2.74% 2.49% 3.12%
Supplemental Data
Net assets, end of year (000) .................................... $ 241,378  $ 100,128  $ 77,854  $ 148,924  $ 190,935
Portfolio turnover rate
(g)
........................................ 96% 39% 74% 57% 118%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Rounds to less than 0.01%.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
9
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedule of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.  Interest income is recognized daily on an accrual basis.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale
iShares ETF
Diversification
Classification
Yield Optimized Bond .................................................................................................. Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
10
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
BofA Securities, Inc. .................................... $ 9,475,870 $ (9,475,870) $ – $ –
J.P. Morgan Securities LLC ............................... 74,181,503 (74,181,503) – –
$ 83,657,373 $ (83,657,373) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive its investment advisory fees for the Fund through February 28, 2026.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to January 26, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October
31, 2024, the Fund paid BTC $46,186 for securities lending agent services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
iShares ETF Investment Advisory Fees
Yield Optimized Bond ............................................................................................... 0.28%
iShares ETF Amounts Waived
Yield Optimized Bond .................................................................................................. $ 490,357

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
12
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF Purchases Sales
Yield Optimized Bond ................................................................................... $ 168,546,833 $ 168,508,172
iShares ETF
In-kind
Purchases
In-kind
Sales
Yield Optimized Bond ................................................................................... $ 163,331,375 $ 29,545,467
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Yield Optimized Bond ........................................................................ $ 515,326 $ (515,326)
—
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
Yield Optimized Bond
Ordinary income ........................................................................................... $ 8,790,270 $ 3,950,079
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Yield Optimized Bond .................................................... $ 6,635 $ (14,366,611) $ 1,602,675 $ (12,757,301)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Yield Optimized Bond .............................................. $ 325,558,835 $ 1,833,205 $ (230,530) $ 1,602,675

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
Yield Optimized Bond
Shares sold 7,350,000 $ 163,524,516 2,150,000 $ 46,194,952
Shares redeemed
(1,350,000) (29,594,185) (1,050,000) (22,932,780)
6,000,000 $ 133,930,331 1,100,000 $ 23,262,172

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Financial Statements and Additional Information
14
To the Board of Trustees of
iShares Trust and Shareholders of iShares Yield Optimized Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Yield Optimized Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
15
Important Tax Information
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned for the fiscal year ended
October 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Foreign Source
Income Earned
Yield Optimized Bond ................................................................................................ $ 1,421,136
iShares ETF
Federal Obligation
Interest
Yield Optimized Bond ................................................................................................ $ 557,792
iShares ETF Interest Dividends
Yield Optimized Bond ................................................................................................ $ 7,447,332
iShares ETF
Interest-Related
Dividends
Yield Optimized Bond ................................................................................................ $ 5,475,078

Additional Information
2024
iShares Annual Financial Statements and Additional Information
16
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
17
Board Review and Approval of Investment Advisory Contract
iShares Yield Optimized Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Annual Financial Statements and Additional Information
18
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
19
Glossary of Terms Used in this Report
Portfolio Abbreviation
CMBS Commercial Mortgage-Backed Securities
ETF Exchange-Traded Fund

Want to know more?
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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024
2024 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Core Total USD Bond Market ETF| IUSB | NASDAQ

Page
2

Schedule of Investments
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2,
Class A3, 4.14%, 07/16/29 ........... USD 1,500 $ 1,487,295
American Express Credit Account Master Trust
Series 2022-4, Class A, 4.95%, 10/15/27 .. 13,000 13,042,826
Series 2023-1, Class A, 4.87%, 05/15/28 .. 12,070 12,130,990
Series 2023-4, Class A, 5.15%, 09/15/30 .. 1,500 1,531,497
Series 2024-2, Class A, 5.24%, 04/15/31 .. 2,000 2,055,403
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,110 1,114,411
BA Credit Card Trust, Series 2024-A1, Class A,
4.93%, 05/15/29 .................. 3,640 3,677,659
Capital One Multi-Asset Execution Trust, Series
2021-A2, Class A2, 1.39%, 07/15/30 ..... 1,000 892,373
Capital One Prime Auto Receivables Trust,
Series 2022-1, Class A3, 3.17%, 04/15/27 . 11,083 10,967,713
CarMax Auto Owner Trust
Series 2024-4, Class A3, 4.60%, 10/15/29 . 600 599,888
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 859,944
CNH Equipment Trust, Series 2024-C, Class
A3, 4.03%, 01/15/30 ............... 2,000 1,968,266
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 247,532
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 444,968
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 430 351,875
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 2,500 2,512,014
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,017,130
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27 . 2,486 2,484,522
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 2,968,349
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 6,190 6,191,036
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,169,677
Series 2024-2, Class A3, 5.10%, 03/16/29 . 5,875 5,932,904
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 997,199
Hyundai Auto Receivables Trust, Series 2024-
A, Class A3, 4.99%, 02/15/29 ......... 2,000 2,015,894
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 997,617
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 623,992
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,109,010
Louisiana Local Government Environmental
Facilities & Community Development Auth,
Series 2023-ELL, Class A1, 5.08%, 06/01/31 357 359,497
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 8,530 8,551,040
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 432,474
Series 2024-3, Class A3, 5.63%, 01/16/29 . 1,000 1,013,095
Synchrony Card Funding LLC, Series 2024-A1,
Class A, 5.04%, 03/15/30 ............ 4,100 4,127,909
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%, 06/20/29 5,060 5,102,734
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,470,524
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%, 06/20/28 . 10,780 10,837,235
Series 2023-1, Class A4, 5.01%, 01/22/30 . 4,000 4,034,995
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . 1,000 1,008,044
Series 2024-A2, Class A, 4.29%, 10/15/29 . 1,800 1,788,810
Total Asset-Backed Securities — 0.4%
(Cost: $120,748,155) .............................. 121,118,341
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a)(b)
................ 489 $ —
Office REITs — 0.0%
Office Properties Income Trust ........... 3,188 5,069
Total Common Stocks — 0.0%
(Cost: $49,536) ................................. 5,069
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%,  03/15/29
(c)
. USD 540 552,084
Airbus SE
(c)
3.15%,  04/10/27 ................. 1,495 1,445,026
3.95%,  04/10/47 ................. 815 664,064
BAE Systems Finance, Inc., 7.50%,  07/01/27
(c)
655 697,557
BAE Systems Holdings, Inc.
(c)
3.85%,  12/15/25 ................. 571 564,328
4.75%,  10/07/44 ................. 696 630,084
BAE Systems plc
(c)
5.00%,  03/26/27 ................. 745 749,552
5.13%,  03/26/29 ................. 840 847,865
3.40%,  04/15/30 ................. 415 384,435
1.90%,  02/15/31 ................. 975 813,342
5.25%,  03/26/31 ................. 285 289,485
5.30%,  03/26/34 ................. 1,385 1,400,967
5.80%,  10/11/41 ................. 410 422,124
3.00%,  09/15/50 ................. 1,100 734,190
5.50%,  03/26/54 ................. 630 635,152
Boeing Co. (The)
2.75%,  02/01/26 ................. 928 899,754
2.20%,  02/04/26 ................. 4,490 4,324,864
3.10%,  05/01/26 ................. 865 837,611
2.25%,  06/15/26 ................. 732 697,678
2.70%,  02/01/27 ................. 1,194 1,126,713
2.80%,  03/01/27 ................. 680 641,710
5.04%,  05/01/27 ................. 1,997 1,989,105
6.26%,  05/01/27
(c)
................ 1,185 1,212,280
3.25%,  02/01/28 ................. 1,292 1,213,276
3.25%,  03/01/28 ................. 398 370,441
3.45%,  11/01/28 ................. 760 704,053
3.20%,  03/01/29 ................. 1,214 1,109,596
6.30%,  05/01/29
(c)
................ 1,180 1,222,513
2.95%,  02/01/30 ................. 1,290 1,142,576
5.15%,  05/01/30 ................. 3,664 3,619,684
3.63%,  02/01/31 ................. 1,505 1,358,656
6.39%,  05/01/31
(c)
................ 910 951,936
6.13%,  02/15/33 ................. 568 581,021
3.60%,  05/01/34 ................. 1,379 1,158,050
6.53%,  05/01/34
(c)
................ 2,210 2,329,857
3.25%,  02/01/35 ................. 748 595,622
6.63%,  02/15/38 ................. 400 414,196
3.55%,  03/01/38 ................. 625 475,689
3.50%,  03/01/39 ................. 555 414,194
6.88%,  03/15/39 ................. 791 836,142
5.88%,  02/15/40 ................. 692 667,898
5.71%,  05/01/40 ................. 1,955 1,880,415
3.38%,  06/15/46 ................. 489 321,539
3.65%,  03/01/47 ................. 640 436,378
3.63%,  03/01/48 ................. 755 509,265
3.85%,  11/01/48 ................. 355 248,991
3.90%,  05/01/49 ................. 1,292 913,023

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.75%,  02/01/50 ................. USD 1,310 $ 909,817
5.81%,  05/01/50 ................. 4,694 4,427,574
6.86%,  05/01/54
(c)
................ 2,505 2,686,669
3.83%,  03/01/59 ................. 430 279,659
3.95%,  08/01/59 ................. 1,040 696,799
5.93%,  05/01/60 ................. 2,965 2,770,289
7.01%,  05/01/64
(c)
................ 1,250 1,344,331
Bombardier, Inc.
(c)
7.13%,  06/15/26
(d)
................ 177 179,034
7.88%,  04/15/27 ................. 911 912,312
6.00%,  02/15/28 ................. 1,120 1,118,799
7.50%,  02/01/29
(d)
................ 730 760,626
8.75%,  11/15/30 ................. 715 775,079
7.25%,  07/01/31 ................. 1,105 1,142,412
7.00%,  06/01/32
(d)
................ 720 737,411
7.45%,  05/01/34 ................. 505 550,686
BWX Technologies, Inc.
(c)
4.13%,  06/30/28 ................. 420 400,691
4.13%,  04/15/29 ................. 410 388,026
Embraer Netherlands Finance BV
5.40%,  02/01/27
(d)
................ 573 579,262
7.00%,  07/28/30
(e)
................ 810 857,810
F-Brasile SpA, Series XR, 7.38%,  08/15/26
(c)
. 503 503,458
GE Capital Funding LLC, 4.55%,  05/15/32 .. 875 851,705
GE Capital International Funding Co. Unlimited
Co.
3.37%,  11/15/25 ................. 410 403,724
4.42%,  11/15/35 ................. 865 814,931
General Dynamics Corp.
1.15%,  06/01/26 ................. 850 808,217
2.13%,  08/15/26 ................. 1,105 1,062,858
3.50%,  04/01/27 ................. 1,210 1,183,395
2.63%,  11/15/27 ................. 420 398,291
3.75%,  05/15/28 ................. 1,525 1,485,283
3.63%,  04/01/30 ................. 1,545 1,471,407
2.25%,  06/01/31 ................. 405 351,572
4.25%,  04/01/40 ................. 735 657,656
2.85%,  06/01/41 ................. 675 495,638
3.60%,  11/15/42 ................. 230 186,272
4.25%,  04/01/50 ................. 790 677,648
General Electric Co.
6.75%,  03/15/32 ................. 1,065 1,187,014
5.88%,  01/14/38 ................. 1,790 1,880,982
6.88%,  01/10/39 ................. 295 339,772
4.50%,  03/11/44 ................. 800 711,524
4.35%,  05/01/50 ................. 540 468,522
HEICO Corp.
5.25%,  08/01/28 ................. 555 563,142
5.35%,  08/01/33 ................. 500 503,865
Hexcel Corp., 4.20%,  02/15/27 ......... 1,034 1,008,421
Howmet Aerospace, Inc.
5.90%,  02/01/27 ................. 742 759,809
6.75%,  01/15/28 ................. 485 511,271
3.00%,  01/15/29 ................. 625 581,152
4.85%,  10/15/31 ................. 210 208,218
5.95%,  02/01/37 ................. 580 610,771
Huntington Ingalls Industries, Inc.
3.48%,  12/01/27 ................. 805 774,229
2.04%,  08/16/28 ................. 695 626,721
4.20%,  05/01/30 ................. 714 680,598
L3Harris Technologies, Inc.
3.85%,  12/15/26 ................. 1,062 1,045,466
5.40%,  01/15/27 ................. 1,320 1,340,548
4.40%,  06/15/28 ................. 2,439 2,408,411
5.05%,  06/01/29 ................. 415 418,381
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.90%,  12/15/29 ................. USD 907 $ 825,572
1.80%,  01/15/31 ................. 963 801,805
5.25%,  06/01/31 ................. 485 491,599
5.40%,  07/31/33 ................. 1,285 1,303,069
5.35%,  06/01/34 ................. 380 384,042
4.85%,  04/27/35 ................. 825 798,570
6.15%,  12/15/40 ................. 230 244,111
5.05%,  04/27/45 ................. 328 307,642
5.60%,  07/31/53 ................. 651 657,298
5.50%,  08/15/54 ................. 630 627,177
Leidos, Inc.
4.38%,  05/15/30 ................. 810 781,005
2.30%,  02/15/31 ................. 839 714,969
5.75%,  03/15/33 ................. 758 783,900
Lockheed Martin Corp.
3.55%,  01/15/26 ................. 1,597 1,577,702
5.10%,  11/15/27 ................. 1,503 1,529,396
4.45%,  05/15/28 ................. 465 464,287
4.50%,  02/15/29 ................. 685 682,465
1.85%,  06/15/30 ................. 844 728,161
3.90%,  06/15/32 ................. 1,050 991,449
5.25%,  01/15/33 ................. 825 849,386
4.75%,  02/15/34 ................. 720 710,765
4.80%,  08/15/34 ................. 1,270 1,254,992
3.60%,  03/01/35 ................. 571 509,528
4.50%,  05/15/36 ................. 896 855,380
Series B, 6.15%,  09/01/36 ........... 725 794,245
5.72%,  06/01/40 ................. 595 624,816
4.07%,  12/15/42 ................. 983 842,827
3.80%,  03/01/45 ................. 1,110 901,202
4.70%,  05/15/46 ................. 987 907,331
2.80%,  06/15/50 ................. 1,478 965,296
4.09%,  09/15/52 ................. 1,581 1,302,921
4.15%,  06/15/53 ................. 980 812,334
5.70%,  11/15/54 ................. 750 792,962
5.20%,  02/15/55 ................. 355 347,975
4.30%,  06/15/62 ................. 700 579,286
5.90%,  11/15/63 ................. 810 876,516
5.20%,  02/15/64 ................. 295 286,003
Moog, Inc., 4.25%,  12/15/27
(c)
.......... 471 450,470
Northrop Grumman Corp.
3.20%,  02/01/27 ................. 877 851,422
3.25%,  01/15/28 ................. 2,130 2,037,991
4.60%,  02/01/29 ................. 860 855,647
4.40%,  05/01/30 ................. 1,196 1,175,222
4.70%,  03/15/33 ................. 1,160 1,137,639
4.90%,  06/01/34 ................. 580 573,029
5.15%,  05/01/40 ................. 575 559,922
5.05%,  11/15/40 ................. 433 418,972
4.75%,  06/01/43 ................. 1,202 1,103,320
3.85%,  04/15/45 ................. 1,005 805,524
4.03%,  10/15/47 ................. 2,026 1,642,041
5.25%,  05/01/50 ................. 448 435,916
4.95%,  03/15/53 ................. 710 660,592
5.20%,  06/01/54 ................. 1,015 983,487
Precision Castparts Corp.
3.90%,  01/15/43 ................. 165 137,427
4.38%,  06/15/45 ................. 565 493,238
Rolls-Royce plc, 5.75%,  10/15/27
(c)
....... 930 947,785
RTX Corp.
5.00%,  02/27/26 ................. 570 572,139
2.65%,  11/01/26 ................. 650 626,420
5.75%,  11/08/26 ................. 1,436 1,466,618
3.50%,  03/15/27 ................. 1,402 1,366,098
3.13%,  05/04/27 ................. 1,642 1,582,823

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.20%,  08/15/27 ................. USD 728 $ 777,948
4.13%,  11/16/28 ................. 2,735 2,675,567
5.75%,  01/15/29 ................. 630 653,763
7.50%,  09/15/29 ................. 1,000 1,113,533
2.25%,  07/01/30 ................. 1,557 1,358,351
6.00%,  03/15/31 ................. 1,325 1,403,026
1.90%,  09/01/31 ................. 1,070 884,565
2.38%,  03/15/32 ................. 830 696,916
5.15%,  02/27/33 ................. 1,385 1,394,712
6.10%,  03/15/34 ................. 1,375 1,472,609
5.40%,  05/01/35 ................. 295 301,347
6.05%,  06/01/36 ................. 135 144,706
6.13%,  07/15/38 ................. 535 575,218
4.45%,  11/16/38 ................. 825 750,714
5.70%,  04/15/40 ................. 465 478,009
4.88%,  10/15/40 ................. 715 673,044
4.70%,  12/15/41 ................. 483 440,016
4.50%,  06/01/42 ................. 2,333 2,074,634
4.80%,  12/15/43 ................. 575 524,276
4.15%,  05/15/45 ................. 866 718,331
3.75%,  11/01/46 ................. 1,475 1,149,135
4.35%,  04/15/47 ................. 840 709,655
4.05%,  05/04/47 ................. 760 612,820
4.63%,  11/16/48 ................. 1,658 1,460,927
3.13%,  07/01/50 ................. 1,042 706,416
2.82%,  09/01/51 ................. 1,080 682,348
3.03%,  03/15/52 ................. 1,070 705,155
5.38%,  02/27/53 ................. 1,369 1,342,516
6.40%,  03/15/54 ................. 1,486 1,673,370
Spirit AeroSystems, Inc.
3.85%,  06/15/26 ................. 300 290,752
4.60%,  06/15/28 ................. 650 619,494
9.38%,  11/30/29
(c)
................ 920 991,384
9.75%,  11/15/30
(c)
................ 1,258 1,397,297
Textron, Inc.
4.00%,  03/15/26 ................. 895 884,749
3.65%,  03/15/27 ................. 557 542,390
3.38%,  03/01/28 ................. 410 390,599
3.90%,  09/17/29 ................. 305 291,339
3.00%,  06/01/30 ................. 572 517,186
2.45%,  03/15/31 ................. 696 592,822
6.10%,  11/15/33 ................. 413 433,326
TransDigm, Inc.
5.50%,  11/15/27 ................. 2,620 2,598,750
6.75%,  08/15/28
(c)
................ 2,015 2,060,267
4.63%,  01/15/29 ................. 1,210 1,149,298
6.38%,  03/01/29
(c)
................ 2,975 3,019,875
4.88%,  05/01/29 ................. 741 706,737
6.88%,  12/15/30
(c)
................ 1,720 1,764,660
7.13%,  12/01/31
(c)
................ 1,015 1,052,051
6.63%,  03/01/32
(c)
................ 2,171 2,208,805
6.00%,  01/15/33
(c)
................ 1,385 1,372,764
Triumph Group, Inc., 9.00%,  03/15/28
(c)
.... 975 1,016,673
Wolverine Escrow LLC
(a)(c)(f)
8.50%,  11/15/24 ................. 317 47,536
9.00%,  11/15/26
(d)
................ 508 211,494
197,638,740
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc.,
4.75%,  02/01/28
(c)
............... 530 505,758
CH Robinson Worldwide, Inc., 4.20%,  04/15/28 420 411,216
FedEx Corp.
3.25%,  04/01/26 ................. 770 754,914
3.40%,  02/15/28 ................. 430 413,507
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
4.20%,  10/17/28 ................. USD 855 $ 839,130
3.10%,  08/05/29 ................. 1,135 1,054,447
4.25%,  05/15/30 ................. 717 697,422
2.40%,  05/15/31 ................. 990 852,535
4.90%,  01/15/34 ................. 526 521,416
3.90%,  02/01/35 ................. 669 599,672
3.25%,  05/15/41 ................. 750 557,921
3.88%,  08/01/42 ................. 355 281,443
4.10%,  04/15/43 ................. 565 460,882
5.10%,  01/15/44 ................. 771 717,167
4.10%,  02/01/45 ................. 585 468,434
4.75%,  11/15/45 ................. 1,113 973,542
4.55%,  04/01/46 ................. 1,064 902,490
4.40%,  01/15/47 ................. 690 570,465
4.05%,  02/15/48 ................. 1,263 997,946
4.95%,  10/17/48 ................. 795 713,070
5.25%,  05/15/50
(d)
................ 1,646 1,548,884
GXO Logistics, Inc.
1.65%,  07/15/26 ................. 771 730,206
6.25%,  05/06/29 ................. 395 407,862
2.65%,  07/15/31 ................. 535 458,836
6.50%,  05/06/34 ................. 390 405,348
Rand Parent LLC, 8.50%,  02/15/30
(c)(d)
.... 860 857,925
United Parcel Service, Inc.
2.40%,  11/15/26 ................. 713 684,803
3.05%,  11/15/27 ................. 1,712 1,643,188
3.40%,  03/15/29 ................. 1,210 1,154,937
2.50%,  09/01/29 ................. 712 648,668
4.45%,  04/01/30 ................. 783 777,360
4.88%,  03/03/33
(d)
................ 570 571,482
5.15%,  05/22/34 ................. 780 792,460
6.20%,  01/15/38 ................. 1,275 1,397,292
5.20%,  04/01/40 ................. 545 539,605
4.88%,  11/15/40 ................. 490 468,211
3.63%,  10/01/42 ................. 545 434,919
3.40%,  11/15/46 ................. 510 382,836
3.75%,  11/15/47 ................. 995 774,172
4.25%,  03/15/49 ................. 493 414,617
3.40%,  09/01/49 ................. 1,019 748,267
5.30%,  04/01/50 ................. 1,557 1,542,387
5.05%,  03/03/53 ................. 970 923,387
5.50%,  05/22/54 ................. 820 836,046
5.60%,  05/22/64 ................. 730 741,601
33,178,676
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(c)
4.88%,  08/15/26 ................. 750 738,581
7.00%,  04/15/28 ................. 465 472,716
8.25%,  04/15/31
(d)
................ 445 460,670
Allison Transmission, Inc.
(c)
4.75%,  10/01/27 ................. 405 394,913
5.88%,  06/01/29 ................. 490 489,073
3.75%,  01/30/31 ................. 1,015 899,117
American Axle & Manufacturing, Inc.
(d)
6.50%,  04/01/27 ................. 475 472,509
6.88%,  07/01/28 ................. 395 390,630
5.00%,  10/01/29 ................. 600 542,792
Aptiv plc
4.35%,  03/15/29 ................. 335 327,002
4.65%,  09/13/29 ................. 445 433,085
3.25%,  03/01/32 ................. 605 526,078
5.15%,  09/13/34 ................. 480 454,755
4.40%,  10/01/46
(d)
................ 138 107,354
5.40%,  03/15/49
(d)
................ 319 283,641

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
3.10%,  12/01/51 ................. USD 1,750 $ 1,056,738
4.15%,  05/01/52 ................. 1,087 803,663
5.75%,  09/13/54 ................. 400 366,457
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%),
6.88%,  12/15/54
(g)
............... 50 48,562
BorgWarner, Inc.
2.65%,  07/01/27 ................. 773 733,424
4.95%,  08/15/29 ................. 180 179,324
5.40%,  08/15/34 ................. 300 297,649
4.38%,  03/15/45 ................. 150 122,738
Clarios Global LP
(c)
6.25%,  05/15/26 ................. 765 766,593
8.50%,  05/15/27 ................. 2,021 2,032,132
6.75%,  05/15/28 ................. 685 701,235
Cooper-Standard Automotive, Inc., 10.63%,
(10.63% Cash or 10.63% PIK), 05/15/27
(c)(d)(h)
375 308,847
Dana, Inc.
5.38%,  11/15/27 ................. 405 396,164
5.63%,  06/15/28 ................. 405 393,042
4.25%,  09/01/30 ................. 410 357,624
4.50%,  02/15/32
(d)
................ 365 312,027
Denso Corp.
(c)
1.24%,  09/16/26 ................. 675 631,607
4.42%,  09/11/29 ................. 430 424,826
Dornoch Debt Merger Sub, Inc.,
6.63%,  10/15/29
(c)
............... 665 556,361
Garrett Motion Holdings, Inc.,
7.75%,  05/31/32
(c)
............... 795 793,228
Goodyear Tire & Rubber Co. (The)
9.50%,  05/31/25 ................. 250 250,434
5.00%,  05/31/26 ................. 900 883,854
4.88%,  03/15/27 ................. 684 659,437
7.00%,  03/15/28 ................. 160 162,361
5.00%,  07/15/29 ................. 780 704,425
5.25%,  04/30/31 ................. 575 505,253
5.25%,  07/15/31
(d)
................ 600 526,817
5.63%,  04/30/33
(d)
................ 465 401,450
Icahn Enterprises LP
6.25%,  05/15/26 ................. 1,230 1,208,944
5.25%,  05/15/27 ................. 1,430 1,332,264
9.75%,  01/15/29 ................. 1,220 1,218,478
4.38%,  02/01/29 ................. 761 634,874
9.00%,  06/15/30 ................. 750 721,311
IHO Verwaltungs GmbH
(c)(h)
6.37%, (6.37% Cash or 7.13% PIK),
05/15/29 ..................... 400 386,756
7.75%, (7.75% Cash or 8.50% PIK),
11/15/30 ..................... 500 499,119
8.00%, (8.00% Cash or 8.75% PIK),
11/15/32 ..................... 450 452,540
JB Poindexter & Co., Inc., 8.75%,  12/15/31
(c)
. 605 635,024
Lear Corp.
3.80%,  09/15/27 ................. 272 263,881
4.25%,  05/15/29 ................. 760 733,179
3.50%,  05/30/30
(d)
................ 400 366,429
2.60%,  01/15/32 ................. 380 317,428
5.25%,  05/15/49 ................. 835 746,595
3.55%,  01/15/52
(d)
................ 295 201,128
Magna International, Inc.
5.98%,  03/21/26 ................. 43 42,953
5.05%,  03/14/29 ................. 445 449,204
2.45%,  06/15/30 ................. 870 763,265
5.50%,  03/21/33 ................. 225 231,071
Nemak SAB de CV, 3.63%,  06/28/31
(d)(e)
... 800 631,724
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Patrick Industries, Inc.
(c)
7.50%,  10/15/27 ................. USD 275 $ 275,036
4.75%,  05/01/29
(d)
................ 345 326,426
6.38%,  11/01/32 ................. 495 489,553
Phinia, Inc.
(c)
6.75%,  04/15/29 ................. 515 526,558
6.63%,  10/15/32 ................. 460 458,801
Real Hero Merger Sub 2, Inc.,
6.25%,  02/01/29
(c)
............... 604 526,881
SK On Co. Ltd., 5.38%,  05/11/26
(e)
....... 1,000 1,005,840
SMRC Automotive Holdings Netherlands BV,
5.63%,  07/11/29
(e)
................ 400 403,151
Tenneco, Inc., 8.00%,  11/17/28
(c)
........ 1,915 1,771,956
ZF North America Capital, Inc.
(c)
6.88%,  04/14/28 ................. 595 600,080
7.13%,  04/14/30 ................. 615 617,571
6.75%,  04/23/30 ................. 800 788,667
6.88%,  04/23/32 ................. 705 688,738
42,684,613
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd.,
10.00%,  03/31/29
(c)
............... 1,075 1,043,938
BMW Finance NV, 2.85%,  08/14/29
(c)
..... 1,135 1,035,975
BMW US Capital LLC
(c)
5.05%,  04/02/26 ................. 620 623,476
2.80%,  04/11/26 ................. 1,250 1,219,451
1.25%,  08/12/26 ................. 915 862,848
4.65%,  08/13/26
(d)
................ 225 225,301
3.45%,  04/01/27 ................. 1,330 1,292,529
4.90%,  04/02/27 ................. 635 639,244
3.30%,  04/06/27 ................. 475 459,555
4.60%,  08/13/27
(d)
................ 575 573,705
3.75%,  04/12/28 ................. 810 781,540
5.05%,  08/11/28 ................. 455 458,525
3.95%,  08/14/28 ................. 395 382,766
4.90%,  04/02/29 ................. 645 645,116
3.63%,  04/18/29 ................. 220 208,895
4.65%,  08/13/29 ................. 550 544,508
4.15%,  04/09/30 ................. 1,625 1,568,410
2.55%,  04/01/31
(d)
................ 528 458,353
1.95%,  08/12/31 ................. 740 614,296
4.85%,  08/13/31 ................. 805 795,225
3.70%,  04/01/32 ................. 455 417,469
5.15%,  08/11/33
(d)
................ 580 582,165
5.15%,  04/02/34
(d)
................ 600 599,371
Ford Motor Co.
4.35%,  12/08/26 ................. 1,239 1,218,424
6.63%,  10/01/28
(d)
................ 440 458,027
9.63%,  04/22/30 ................. 600 695,735
7.45%,  07/16/31 ................. 1,098 1,188,969
3.25%,  02/12/32 ................. 2,175 1,821,309
6.10%,  08/19/32 ................. 1,430 1,437,256
4.75%,  01/15/43 ................. 2,111 1,706,225
7.40%,  11/01/46 ................. 472 504,286
5.29%,  12/08/46
(d)
................ 1,379 1,210,737
Ford Otomotiv Sanayi A/S, 7.13%,  04/25/29
(e)
600 610,291
General Motors Co.
4.20%,  10/01/27 ................. 804 788,671
6.80%,  10/01/27 ................. 999 1,047,499
5.00%,  10/01/28 ................. 861 859,140
5.40%,  10/15/29 ................. 935 943,354
5.60%,  10/15/32
(d)
................ 855 868,083
5.00%,  04/01/35 ................. 1,028 975,757
6.60%,  04/01/36 ................. 1,288 1,365,439

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.15%,  04/01/38 ................. USD 1,054 $ 988,429
6.25%,  10/02/43 ................. 1,500 1,510,358
5.20%,  04/01/45 ................. 1,292 1,155,277
6.75%,  04/01/46 ................. 849 903,637
5.40%,  04/01/48 ................. 905 822,947
5.95%,  04/01/49 ................. 870 849,083
Harley-Davidson, Inc., 4.63%,  07/28/45
(d)
... 325 266,541
Honda Motor Co. Ltd.
2.53%,  03/10/27 ................. 1,170 1,118,984
2.97%,  03/10/32 ................. 623 552,721
Hyundai Assan Otomotiv Sanayi ve Ticaret A/S,
1.63%,  07/12/26
(e)
............... 200 189,025
Hyundai Capital America
6.25%,  11/03/25
(c)
................ 385 390,476
1.30%,  01/08/26
(c)
................ 1,075 1,030,368
5.50%,  03/30/26
(c)
................ 300 302,310
1.50%,  06/15/26
(c)
................ 1,030 975,940
5.45%,  06/24/26
(c)
................ 410 413,494
5.65%,  06/26/26
(c)
................ 910 920,113
1.65%,  09/17/26
(c)
................ 1,210 1,141,075
5.95%,  09/21/26
(c)
................ 600 611,240
2.75%,  09/27/26
(e)
................ 605 581,189
3.50%,  11/02/26
(c)
................ 897 872,742
5.25%,  01/08/27
(c)
................ 1,070 1,077,939
3.00%,  02/10/27
(c)(d)
............... 640 614,495
5.30%,  03/19/27
(c)
................ 725 732,551
5.28%,  06/24/27
(c)
................ 600 605,521
4.30%,  09/24/27
(c)
................ 575 566,728
2.38%,  10/15/27
(c)
................ 770 717,313
4.88%,  11/01/27
(c)
................ 525 524,843
1.80%,  01/10/28
(c)
................ 1,008 912,476
5.60%,  03/30/28
(c)
................ 765 778,772
2.00%,  06/15/28
(c)
................ 1,250 1,125,219
5.68%,  06/26/28
(c)
................ 825 841,471
2.10%,  09/15/28
(c)
................ 620 556,281
6.10%,  09/21/28
(c)
................ 790 817,773
5.30%,  01/08/29
(c)
................ 950 956,942
6.50%,  01/16/29
(c)
................ 525 551,533
5.35%,  03/19/29
(c)
................ 490 494,218
5.30%,  06/24/29
(c)
................ 600 604,467
4.55%,  09/26/29
(c)
................ 585 570,762
5.80%,  04/01/30
(c)
................ 540 554,850
6.38%,  04/08/30
(c)
................ 935 983,524
5.70%,  06/26/30
(c)(d)
............... 510 521,920
6.20%,  09/21/30
(c)
................ 836 876,844
5.40%,  01/08/31
(c)
................ 610 614,899
5.40%,  06/24/31
(c)
................ 935 940,509
4.75%,  09/26/31
(c)
................ 595 576,910
Hyundai Motor Manufacturing Indonesia PT,
1.75%,  05/06/26
(e)
............... 400 381,283
Jaguar Land Rover Automotive plc
(c)
7.75%,  10/15/25 ................. 630 630,070
4.50%,  10/01/27 ................. 540 521,507
5.88%,  01/15/28 ................. 595 588,550
5.50%,  07/15/29 ................. 440 430,366
Kia Corp.
3.25%,  04/21/26
(c)
................ 300 292,990
1.75%,  10/16/26
(e)
................ 800 754,173
2.75%,  02/14/27
(e)
................ 400 381,910
Mercedes-Benz Finance North America LLC
5.38%,  11/26/25
(c)
................ 750 755,472
4.90%,  01/09/26
(c)
................ 545 546,235
1.45%,  03/02/26
(c)
................ 250 239,550
4.80%,  03/30/26
(c)
................ 1,280 1,283,083
4.88%,  07/31/26
(c)
................ 600 602,831
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.20%,  08/03/26
(c)
................ USD 735 $ 741,629
3.45%,  01/06/27
(c)
................ 345 336,736
4.80%,  01/11/27
(c)(d)
............... 955 956,656
4.75%,  08/01/27
(c)
................ 835 836,291
5.25%,  11/29/27
(c)
................ 1,000 1,014,046
3.75%,  02/22/28
(c)
................ 1,265 1,224,981
4.80%,  03/30/28
(c)
................ 1,225 1,224,543
5.10%,  08/03/28
(c)
................ 1,190 1,201,203
4.85%,  01/11/29
(c)(d)
............... 860 859,124
4.30%,  02/22/29
(c)(d)
............... 570 557,578
4.80%,  08/01/29
(c)(d)
............... 600 597,128
3.10%,  08/15/29
(c)
................ 853 787,488
2.63%,  03/10/30
(c)
................ 950 844,056
8.50%,  01/18/31 ................. 1,113 1,317,640
2.45%,  03/02/31
(c)
................ 180 155,643
5.05%,  08/03/33
(c)
................ 1,260 1,252,153
5.00%,  01/11/34
(c)
................ 465 458,193
5.13%,  08/01/34
(c)
................ 610 603,367
Nissan Motor Acceptance Co. LLC
(c)
2.00%,  03/09/26 ................. 920 875,551
6.95%,  09/15/26 ................. 735 751,613
1.85%,  09/16/26 ................. 1,315 1,223,986
5.30%,  09/13/27 ................. 430 422,881
2.75%,  03/09/28 ................. 589 530,465
2.45%,  09/15/28 ................. 285 249,700
7.05%,  09/15/28 ................. 850 881,338
5.55%,  09/13/29 ................. 560 546,971
Nissan Motor Co. Ltd.
(c)
4.35%,  09/17/27 ................. 3,030 2,909,903
4.81%,  09/17/30 ................. 2,223 2,049,316
PM General Purchaser LLC, 9.50%,  10/01/28
(c)
600 608,754
Stellantis Finance US, Inc.
(c)
1.71%,  01/29/27 ................. 1,700 1,579,124
5.63%,  01/12/28 ................. 1,645 1,658,990
2.69%,  09/15/31 ................. 1,080 890,045
6.38%,  09/12/32
(d)
................ 405 417,305
Thor Industries, Inc., 4.00%,  10/15/29
(c)
.... 500 456,237
TML Holdings Pte. Ltd., 4.35%,  06/09/26
(e)
.. 400 393,950
Toyota Motor Corp.
1.34%,  03/25/26 ................. 959 918,266
5.28%,  07/13/26
(d)
................ 240 243,362
5.12%,  07/13/28 ................. 565 575,327
3.67%,  07/20/28
(d)
................ 265 258,662
2.76%,  07/02/29 ................. 1,075 997,157
2.36%,  03/25/31
(d)
................ 565 495,069
5.12%,  07/13/33 ................. 385 398,996
Volkswagen Group of America Finance LLC
(c)
4.63%,  11/13/25 ................. 670 667,227
1.25%,  11/24/25 ................. 1,665 1,600,369
5.40%,  03/20/26 ................. 400 401,553
4.90%,  08/14/26
(d)
................ 400 398,758
5.70%,  09/12/26 ................. 690 698,372
3.20%,  09/26/26 ................. 585 564,848
6.00%,  11/16/26 ................. 790 803,865
5.30%,  03/22/27 ................. 820 824,281
4.35%,  06/08/27 ................. 1,615 1,585,970
4.85%,  08/15/27 ................. 515 510,976
1.63%,  11/24/27 ................. 1,398 1,260,238
5.65%,  09/12/28 ................. 1,005 1,016,670
4.75%,  11/13/28 ................. 811 793,135
6.20%,  11/16/28 ................. 405 416,677
5.25%,  03/22/29 ................. 500 497,172
4.60%,  06/08/29 ................. 925 897,441
4.95%,  08/15/29 ................. 965 948,492
3.75%,  05/13/30 ................. 285 262,849

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.45%,  11/16/30 ................. USD 430 $ 449,652
5.90%,  09/12/33
(d)
................ 480 486,743
5.60%,  03/22/34
(d)
................ 575 570,404
Winnebago Industries, Inc., 6.25%,  07/15/28
(c)
305 303,400
126,115,107
Banks — 4.7%
ABN AMRO Bank NV
(c)
4.80%,  04/18/26 ................. 980 974,376
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.80%),
1.54%,  06/16/27
(g)
............... 435 412,267
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.34%,  09/18/27
(g)
............... 800 820,543
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.47%,  12/13/29
(g)
............... 1,055 952,879
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.32%,  03/13/37
(g)
............... 1,400 1,199,309
ABQ Finance Ltd., 2.00%,  07/06/26
(e)
..... 400 380,139
Abu Dhabi Commercial Bank PJSC
(e)
3.50%,  03/31/27 ................. 800 778,648
4.50%,  09/14/27 ................. 600 597,021
5.38%,  07/18/28 ................. 600 613,129
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(g)(i)
..................... 800 860,812
5.50%,  01/12/29 ................. 400 411,440
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.68%),
5.36%,  03/10/35
(g)
............... 400 400,919
Access Bank plc, 6.13%,  09/21/26
(e)
...... 400 380,045
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(e)(g)(i)
............... 800 854,236
Adib Sukuk Co. II Ltd., 5.70%,  11/15/28
(e)
... 400 414,286
Agricultural Bank of China Ltd.
(e)
1.25%,  01/19/26 ................. 800 768,300
1.25%,  03/02/26 ................. 600 573,973
2.00%,  01/18/27 ................. 400 379,351
(SOFR Index + 0.63%), 5.46%,  01/24/27
(g)
400 400,360
2.25%,  03/01/27 ................. 200 190,208
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(e)(g)(i)
............... 600 573,572
AIB Group plc
(c)(g)
(1-day SOFR + 2.33%), 6.61%,  09/13/29 . 565 593,970
(1-day SOFR + 1.91%), 5.87%,  03/28/35 . 855 874,399
Akbank TAS
(e)
6.80%,  02/06/26 ................. 600 609,696
7.50%,  01/20/30 ................. 600 611,330
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.02%),
6.80%,  06/22/31
(g)
............... 400 397,214
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(e)(g)(i)
.................... 1,000 1,036,997
Al Rajhi Sukuk Ltd.
(e)
4.75%,  04/05/28 ................. 1,100 1,100,141
5.05%,  03/12/29 ................. 1,000 1,010,572
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(e)(g)(i)
............... 1,000 1,035,578
Security
Par (000)
Par (000) Value
Banks (continued)
ANZ Bank New Zealand Ltd.
(c)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
5.55%,  08/11/32 ................ USD 755 $ 761,267
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.90%,  07/10/34 ................ 790 805,563
ANZ New Zealand International Ltd.
(c)
1.25%,  06/22/26 ................. 355 336,266
3.45%,  07/17/27
(d)
................ 769 745,096
3.45%,  01/21/28 ................. 614 589,599
5.36%,  08/14/28 ................. 1,060 1,080,009
2.55%,  02/13/30 ................. 430 383,684
ASB Bank Ltd.
(c)
5.35%,  06/15/26
(d)
................ 490 495,333
1.63%,  10/22/26 ................. 880 830,487
5.40%,  11/29/27
(d)
................ 500 509,977
2.38%,  10/22/31 ................. 10 8,447
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
5.28%,  06/17/32
(d)(g)
.............. 1,055 1,050,774
AUB Sukuk Ltd., 2.62%,  09/09/26
(e)
...... 600 570,092
Australia & New Zealand Banking Group Ltd.
3.70%,  11/16/25 ................. 435 431,309
5.00%,  03/18/26 ................. 750 755,205
4.40%,  05/19/26
(c)
................ 700 692,959
4.75%,  01/18/27 ................. 1,530 1,539,115
4.90%,  07/16/27 ................. 810 819,853
3.92%,  09/30/27 ................. 980 965,985
6.74%,  12/08/32
(c)
................ 905 983,034
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.62%),
5.73%,  09/18/34
(c)(g)
.............. 710 719,551
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.47%),
5.20%,  09/30/35
(c)(g)
.............. 605 588,577
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
2.57%,  11/25/35
(c)(g)
.............. 3,195 2,715,157
Banc of California, (3-mo. CME Term SOFR +
2.52%), 3.25%,  05/01/31
(d)(g)
......... 389 355,523
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.70%),
6.14%,  09/14/28
(g)
............... 500 514,955
5.38%,  03/13/29 ................. 800 812,152
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.88%,  11/15/34
(g)
............... 780 872,963
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
6.03%,  03/13/35
(g)
............... 900 924,844
Banco Bradesco SA, 4.38%,  03/18/27
(e)
.... 600 590,282
Banco BTG Pactual SA
2.75%,  01/11/26
(e)
................ 400 386,014
6.25%,  04/08/29
(e)
................ 400 408,952
5.75%,  01/22/30
(c)(d)
............... 400 394,858
Banco de Bogota SA, 6.25%,  05/12/26
(e)
... 1,000 999,465
Banco de Chile, 2.99%,  12/09/31
(e)
....... 400 349,618
Banco de Credito del Peru S.A.
(e)
5.85%,  01/11/29
(d)
................ 300 306,206
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.24%),
5.80%,  03/10/35
(g)
............... 100 98,500

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito del Peru SA
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
3.25%,  09/30/31
(e)
............... USD 1,200 $ 1,124,281
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.24%),
5.80%,  03/10/35
(c)
............... 600 590,999
Banco de Credito e Inversiones SA
(e)
3.50%,  10/12/27 ................. 600 574,959
2.88%,  10/14/31 ................. 400 346,630
Banco do Brasil SA
(e)
3.25%,  09/30/26 ................. 1,000 962,251
4.88%,  01/11/29
(d)
................ 400 388,901
6.25%,  04/18/30
(d)
................ 800 817,831
6.00%,  03/18/31 ................. 800 800,637
Banco General SA, 4.13%,  08/07/27
(d)(e)
.... 400 387,791
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%,  04/11/27
(d)
(e)
.......................... 600 586,466
Banco Internacional del Peru SAA Interbank,
3.25%,  10/04/26
(e)
............... 300 289,152
Banco Nacional de Comercio Exterior
SNC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.00%),
2.72%,  08/11/31
(e)(g)
............... 800 726,733
Banco Nacional de Panama, 2.50%,  08/11/30
(d)
(e)
.......................... 800 645,560
Banco Santander Chile, 3.18%,  10/26/31
(d)(e)
. 500 442,474
Banco Santander SA
5.18%,  11/19/25 ................. 1,440 1,439,088
1.85%,  03/25/26 ................. 963 922,730
4.25%,  04/11/27 ................. 1,710 1,684,582
5.29%,  08/18/27 ................. 805 810,769
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.72%,  09/14/27
(g)
............... 1,478 1,390,869
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
6.53%,  11/07/27
(g)
............... 1,400 1,446,113
3.80%,  02/23/28 ................. 1,087 1,047,145
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
5.55%,  03/14/28
(g)
............... 1,315 1,328,649
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.18%,  03/24/28
(g)
............... 905 887,347
4.38%,  04/12/28 ................. 1,765 1,728,134
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.37%,  07/15/28
(g)
............... 1,415 1,427,014
5.59%,  08/08/28 ................. 1,355 1,384,839
6.61%,  11/07/28 ................. 845 896,477
3.31%,  06/27/29 ................. 1,098 1,025,783
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.54%,  03/14/30
(g)
............... 1,550 1,569,854
3.49%,  05/28/30 ................. 1,825 1,672,809
2.75%,  12/03/30 ................. 1,165 999,397
2.96%,  03/25/31 ................. 595 524,144
5.44%,  07/15/31 ................. 1,230 1,249,534
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.23%,  11/22/32
(g)
............... 1,045 901,765
6.92%,  08/08/33 ................. 1,955 2,103,881
6.94%,  11/07/33 ................. 1,320 1,470,769
Security
Par (000)
Par (000) Value
Banks (continued)
6.35%,  03/14/34 ................. USD 1,710 $ 1,772,590
Bangkok Bank PCL
4.30%,  06/15/27
(e)
................ 800 790,255
4.45%,  09/19/28
(e)
................ 500 491,218
5.30%,  09/21/28
(e)
................ 400 404,702
9.03%,  03/15/29
(c)
................ 425 484,942
5.50%,  09/21/33
(e)
................ 555 561,392
5.65%,  07/05/34
(d)(e)
............... 800 818,408
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.73%,  09/25/34
(e)(g)
.............. 1,700 1,550,255
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
3.47%,  09/23/36
(e)(g)
.............. 1,000 864,748
Bank Muscat SAOG, 4.75%,  03/17/26
(e)
.... 600 593,584
Bank of America Corp.
4.45%,  03/03/26 ................. 1,656 1,647,427
3.50%,  04/19/26 ................. 1,826 1,797,866
6.22%,  09/15/26 ................. 810 832,476
4.25%,  10/22/26 ................. 1,883 1,864,969
(1-day SOFR + 1.29%), 5.08%,  01/20/27
(g)
2,760 2,767,318
Series N, (1-day SOFR + 0.91%),
1.66%,  03/11/27
(g)
............... 2,634 2,521,947
(3-mo. CME Term SOFR + 1.32%),
3.56%,  04/23/27
(g)
............... 2,657 2,609,009
(1-day SOFR + 0.96%), 1.73%,  07/22/27
(g)
5,087 4,826,574
(1-day SOFR + 1.34%), 5.93%,  09/15/27
(g)
1,735 1,771,751
3.25%,  10/21/27 ................. 2,108 2,033,768
Series L, 4.18%,  11/25/27 ........... 2,370 2,327,771
(3-mo. CME Term SOFR + 1.84%),
3.82%,  01/20/28
(g)
............... 2,372 2,321,916
(1-day SOFR + 1.05%), 2.55%,  02/04/28
(g)
3,808 3,622,514
(3-mo. CME Term SOFR + 1.77%),
3.71%,  04/24/28
(g)
............... 1,919 1,868,600
(1-day SOFR + 1.58%), 4.38%,  04/27/28
(g)
2,045 2,023,905
(3-mo. CME Term SOFR + 1.63%),
3.59%,  07/21/28
(g)
............... 2,326 2,252,473
(1-day SOFR + 2.04%), 4.95%,  07/22/28
(g)
2,145 2,153,459
(1-day SOFR + 1.99%), 6.20%,  11/10/28
(g)
1,970 2,047,105
(3-mo. CME Term SOFR + 1.30%),
3.42%,  12/20/28
(g)
............... 5,835 5,595,212
(3-mo. CME Term SOFR + 1.33%),
3.97%,  03/05/29
(g)
............... 2,501 2,429,356
(1-day SOFR + 1.63%), 5.20%,  04/25/29
(g)
3,900 3,938,669
(1-day SOFR + 1.06%), 2.09%,  06/14/29
(g)
1,883 1,707,203
(3-mo. CME Term SOFR + 1.57%),
4.27%,  07/23/29
(g)
............... 3,572 3,497,357
(1-day SOFR + 1.57%), 5.82%,  09/15/29
(g)
1,550 1,600,408
(3-mo. CME Term SOFR + 1.47%),
3.97%,  02/07/30
(g)
............... 2,841 2,731,956
(3-mo. CME Term SOFR + 1.44%),
3.19%,  07/23/30
(g)
............... 2,038 1,886,248
(3-mo. CME Term SOFR + 1.45%),
2.88%,  10/22/30
(g)
............... 1,617 1,467,442
(3-mo. CME Term SOFR + 1.25%),
2.50%,  02/13/31
(g)
............... 2,953 2,609,975
(1-day SOFR + 2.15%), 2.59%,  04/29/31
(g)
3,488 3,081,533
(1-day SOFR + 1.53%), 1.90%,  07/23/31
(g)
2,117 1,786,373
(1-day SOFR + 1.37%), 1.92%,  10/24/31
(g)
2,940 2,462,524
Series N, (1-day SOFR + 1.22%),
2.65%,  03/11/32
(g)
............... 2,922 2,532,685
(1-day SOFR + 1.32%), 2.69%,  04/22/32
(g)
4,005 3,473,301
(1-day SOFR + 1.22%), 2.30%,  07/21/32
(g)
3,330 2,799,483
(1-day SOFR + 1.21%), 2.57%,  10/20/32
(g)
3,353 2,848,887
(1-day SOFR + 1.33%), 2.97%,  02/04/33
(g)
3,780 3,281,090

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.83%), 4.57%,  04/27/33
(g)
USD 3,388 $ 3,260,783
(1-day SOFR + 2.16%), 5.02%,  07/22/33
(g)
4,520 4,490,303
(1-day SOFR + 1.91%), 5.29%,  04/25/34
(g)
4,265 4,285,399
(1-day SOFR + 1.84%), 5.87%,  09/15/34
(g)
3,520 3,670,261
(1-day SOFR + 1.65%), 5.47%,  01/23/35
(g)
4,800 4,871,361
(1-day SOFR + 1.91%), 5.43%,  08/15/35
(g)
3,105 3,062,479
(1-day SOFR + 1.74%), 5.52%,  10/25/35
(g)
2,510 2,491,439
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.48%,  09/21/36
(g)
............... 3,109 2,548,050
6.11%,  01/29/37 ................. 2,287 2,421,833
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
3.85%,  03/08/37
(g)
............... 2,050 1,838,572
(3-mo. CME Term SOFR + 2.08%),
4.24%,  04/24/38
(g)
............... 2,402 2,167,329
7.75%,  05/14/38 ................. 1,905 2,288,769
(3-mo. CME Term SOFR + 1.58%),
4.08%,  04/23/40
(g)
............... 1,703 1,482,101
(1-day SOFR + 1.93%), 2.68%,  06/19/41
(g)
4,717 3,367,209
5.88%,  02/07/42 ................. 1,604 1,707,272
(1-day SOFR + 1.58%), 3.31%,  04/22/42
(g)
3,596 2,773,731
5.00%,  01/21/44 ................. 2,265 2,178,083
4.88%,  04/01/44 ................. 665 628,556
Series L, 4.75%,  04/21/45 ........... 783 712,889
(3-mo. CME Term SOFR + 2.25%),
4.44%,  01/20/48
(g)
............... 1,949 1,702,701
(3-mo. CME Term SOFR + 1.45%),
3.95%,  01/23/49
(g)
............... 1,448 1,171,791
(3-mo. CME Term SOFR + 1.78%),
4.33%,  03/15/50
(g)
............... 2,896 2,477,472
(3-mo. CME Term SOFR + 3.41%),
4.08%,  03/20/51
(g)
............... 5,227 4,291,945
(1-day SOFR + 1.88%), 2.83%,  10/24/51
(g)
1,385 902,649
Series N, (1-day SOFR + 1.65%),
3.48%,  03/13/52
(g)
............... 1,135 839,087
(1-day SOFR + 1.56%), 2.97%,  07/21/52
(g)
2,209 1,480,990
Bank of America NA
5.53%,  08/18/26 ................. 1,665 1,694,520
6.00%,  10/15/36 ................. 1,530 1,620,695
Bank of China Ltd.
(e)
1.40%,  04/28/26 ................. 1,000 953,211
4.63%,  06/26/26 ................. 1,000 999,510
3.50%,  04/20/27 ................. 200 195,304
(SOFR Index + 0.50%), 5.36%,  06/14/27
(g)
800 798,248
(SOFR Index + 0.55%), 5.40%,  06/26/27
(g)
400 399,703
3.63%,  04/17/29 ................. 400 382,185
Bank of Communications Co. Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.35%),
3.80%
(g)(i)
..................... 2,600 2,563,160
4.88%,  02/28/26 ................. 600 600,885
(SOFR Index + 0.55%), 5.44%,  08/01/27
(g)
800 799,259
Bank of Communications Hong Kong Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.30%,  07/08/31
(e)(g)
.............. 1,100 1,051,682
Bank of East Asia Ltd. (The)
(e)(g)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
6.63%,  03/13/27 ................ 250 253,351
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.75%,  03/15/27 ................ 500 507,479
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.88%,  04/22/32 ................ USD 500 $ 486,589
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.75%,  06/27/34 ................ 750 766,464
Bank of Ireland Group plc
(c)(g)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.03%,  09/30/27 ................ 425 402,537
(1-day SOFR + 1.62%), 5.60%,  03/20/30 . 490 498,724
Bank of Montreal
5.30%,  06/05/26 ................. 810 818,608
1.25%,  09/15/26 ................. 1,305 1,226,643
5.27%,  12/11/26 ................. 1,040 1,053,582
(1-day SOFR + 0.60%), 0.95%,  01/22/27
(g)
1,595 1,520,680
2.65%,  03/08/27 ................. 925 885,763
5.37%,  06/04/27 ................. 790 807,783
(1-day SOFR + 0.88%), 4.57%,  09/10/27
(g)
375 374,376
Series H, 4.70%,  09/14/27 ........... 955 957,341
5.20%,  02/01/28 ................. 1,205 1,224,557
5.72%,  09/25/28 ................. 1,900 1,964,730
(1-day SOFR + 1.25%), 4.64%,  09/10/30
(g)
375 370,501
5.51%,  06/04/31 ................. 1,070 1,095,292
(5-Year USD Swap Semi + 1.43%),
3.80%,  12/15/32
(g)
............... 806 769,426
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
3.09%,  01/10/37
(g)
............... 790 666,490
Bank of New Zealand
(c)
2.29%,  01/27/27
(d)
................ 530 504,100
4.85%,  02/07/28 ................. 500 501,130
5.08%,  01/30/29 ................. 1,590 1,606,149
2.87%,  01/27/32 ................. 273 236,258
Bank of Nova Scotia (The)
4.50%,  12/16/25 ................. 1,290 1,282,916
4.75%,  02/02/26 ................. 1,035 1,036,232
1.05%,  03/02/26 ................. 1,040 991,907
1.35%,  06/24/26 ................. 720 683,612
2.70%,  08/03/26 ................. 1,148 1,112,143
1.30%,  09/15/26 ................. 1,260 1,186,021
5.35%,  12/07/26 ................. 1,095 1,112,276
1.95%,  02/02/27 ................. 1,170 1,103,896
2.95%,  03/11/27 ................. 634 610,771
5.40%,  06/04/27 ................. 900 918,256
5.25%,  06/12/28 ................. 1,110 1,129,522
(1-day SOFR + 1.00%), 4.40%,  09/08/28
(g)
375 371,160
5.45%,  08/01/29 ................. 585 600,293
4.85%,  02/01/30 ................. 1,420 1,417,688
2.15%,  08/01/31 ................. 1,550 1,302,256
2.45%,  02/02/32 ................. 840 710,544
(1-day SOFR + 1.44%), 4.74%,  11/10/32
(g)
375 366,157
5.65%,  02/01/34 ................. 1,170 1,210,924
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.59%,  05/04/37
(g)
............... 695 645,754
Bank of the Philippine Islands,
5.25%,  03/26/29
(e)
............... 200 203,514
Bank OZK, (3-mo. CME Term SOFR + 2.09%),
2.75%,  10/01/31
(g)
............... 190 153,201
BankUnited, Inc.
4.88%,  11/17/25 ................. 595 591,755
5.13%,  06/11/30 ................. 600 577,640
Banque Federative du Credit Mutuel SA
(c)
4.94%,  01/26/26 ................. 1,330 1,332,221

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.90%,  07/13/26 ................. USD 750 $ 764,626
1.60%,  10/04/26 ................. 920 868,288
5.09%,  01/23/27 ................. 2,215 2,232,216
4.75%,  07/13/27 ................. 505 504,576
5.19%,  02/16/28 ................. 785 792,155
5.79%,  07/13/28 ................. 765 786,729
Banque Saudi Fransi, 4.75%,  05/31/28
(e)
... 800 798,990
Barclays plc
4.38%,  01/12/26 ................. 2,519 2,503,585
5.20%,  05/12/26 ................. 1,975 1,975,310
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.05%),
7.33%,  11/02/26
(g)
............... 910 929,031
(1-day SOFR + 2.21%), 5.83%,  05/09/27
(g)
1,600 1,619,705
(1-day SOFR + 1.88%), 6.50%,  09/13/27
(g)
1,240 1,273,444
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
2.28%,  11/24/27
(g)
............... 1,460 1,383,076
4.34%,  01/10/28 ................. 1,669 1,636,302
(1-day SOFR + 1.49%), 5.67%,  03/12/28
(g)
840 853,104
4.84%,  05/09/28 ................. 2,038 2,010,785
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
5.50%,  08/09/28
(g)
............... 1,695 1,717,663
(1-day SOFR + 1.34%), 4.84%,  09/10/28
(g)
705 701,281
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.30%),
7.39%,  11/02/28
(g)
............... 1,405 1,495,321
(3-mo. LIBOR USD + 1.90%),
4.97%,  05/16/29
(g)
............... 1,715 1,707,422
(1-day SOFR + 2.22%), 6.49%,  09/13/29
(g)
1,150 1,203,807
(1-day SOFR + 1.74%), 5.69%,  03/12/30
(g)
1,655 1,685,023
(3-mo. LIBOR USD + 3.05%),
5.09%,  06/20/30
(g)
............... 1,490 1,466,624
(1-day SOFR + 1.56%), 4.94%,  09/10/30
(g)
1,340 1,324,911
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
2.65%,  06/24/31
(g)
............... 728 636,333
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.67%,  03/10/32
(g)
............... 925 794,471
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89%,  11/24/32
(g)
............... 870 744,249
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
5.75%,  08/09/33
(g)
............... 905 920,840
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.50%),
7.44%,  11/02/33
(g)
............... 1,845 2,071,025
(1-day SOFR + 2.98%), 6.22%,  05/09/34
(g)
1,715 1,797,151
(1-day SOFR + 3.57%), 7.12%,  06/27/34
(g)
1,325 1,435,179
(1-day SOFR + 2.62%), 6.69%,  09/13/34
(g)
1,430 1,543,876
(1-day SOFR + 1.91%), 5.34%,  09/10/35
(g)
2,105 2,063,305
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.56%,  09/23/35
(g)
............... 1,060 942,373
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.81%,  03/10/42
(g)
............... 502 397,544
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
3.33%,  11/24/42
(g)
............... 1,765 1,310,521
5.25%,  08/17/45 ................. 1,985 1,926,083
4.95%,  01/10/47 ................. 2,102 1,929,141
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.42%), 6.04%,  03/12/55
(g)
USD 700 $ 731,611
BBK BSC, 6.88%,  06/06/29
(e)
.......... 400 413,750
BBVA Bancomer SA
5.25%,  09/10/29
(c)
................ 600 596,847
5.25%,  09/10/29
(e)
................ 400 397,898
BDO Unibank, Inc., 2.13%,  01/13/26
(e)
..... 600 579,445
BNP Paribas SA
(c)
4.38%,  05/12/26 ................. 1,295 1,278,903
(1-day SOFR + 1.00%), 1.32%,  01/13/27
(g)
2,200 2,103,857
4.63%,  03/13/27 ................. 940 926,994
(1-day SOFR + 0.91%), 1.68%,  06/30/27
(g)
1,010 956,874
3.50%,  11/16/27 ................. 660 633,839
(1-day SOFR + 1.23%), 2.59%,  01/20/28
(g)
625 593,968
4.40%,  08/14/28 ................. 1,335 1,306,848
(1-day SOFR + 1.61%), 1.90%,  09/30/28
(g)
2,930 2,687,364
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.13%,  01/13/29
(g)
............... 2,310 2,321,796
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.34%,  06/12/29
(g)
............... 970 982,596
(1-day SOFR + 1.22%), 2.16%,  09/15/29
(g)
2,100 1,882,940
(1-day SOFR + 1.52%), 5.18%,  01/09/30
(g)
3,030 3,047,153
(3-mo. CME Term SOFR + 2.83%),
5.20%,  01/10/30
(g)
............... 1,238 1,240,896
(1-day SOFR + 1.59%), 5.50%,  05/20/30
(g)
860 871,843
(1-day SOFR + 1.51%), 3.05%,  01/13/31
(g)
2,305 2,082,503
(3-mo. CME Term SOFR + 1.39%),
2.87%,  04/19/32
(g)
............... 1,668 1,439,136
(1-day SOFR + 1.56%), 3.13%,  01/20/33
(g)
1,388 1,206,299
(5-Year USD Swap Semi + 1.48%),
4.38%,  03/01/33
(g)
............... 1,293 1,239,887
(1-day SOFR + 1.87%), 5.89%,  12/05/34
(g)
2,110 2,209,007
(1-day SOFR + 1.88%), 5.74%,  02/20/35
(d)
(g)
.......................... 2,165 2,200,721
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
2.59%,  08/12/35
(g)
............... 2,545 2,161,224
2.82%,  01/26/41
(d)
................ 775 540,771
BOS Funding Ltd.
(e)
7.00%,  03/14/28 ................. 400 416,534
5.25%,  09/12/29 ................. 400 394,111
Boubyan Sukuk Ltd., 3.39%,  03/29/27
(e)
.... 400 387,485
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(e)(g)(i)
.......... 400 381,831
BPCE SA
1.00%,  01/20/26
(c)
................ 720 688,180
5.10%,  01/26/26
(c)
................ 155 155,000
4.88%,  04/01/26
(c)
................ 805 799,754
3.38%,  12/02/26 ................. 1,326 1,295,305
5.20%,  01/18/27
(c)
................ 1,050 1,059,109
(1-day SOFR + 2.10%), 5.98%,  01/18/27
(c)
(g)
.......................... 1,460 1,473,578
4.75%,  07/19/27
(c)(d)
............... 1,300 1,297,353
(1-day SOFR + 1.09%), 2.05%,  10/19/27
(c)
(g)
.......................... 1,270 1,197,586
(1-day SOFR + 1.98%), 6.61%,  10/19/27
(c)
(g)
.......................... 1,015 1,043,186
3.50%,  10/23/27
(c)
................ 840 804,334
3.25%,  01/11/28
(c)
................ 1,605 1,521,820
5.13%,  01/18/28
(c)
................ 1,875 1,880,697
4.63%,  09/12/28
(c)
................ 606 593,956
5.28%,  05/30/29
(c)
................ 900 908,548
2.70%,  10/01/29
(c)
................ 906 816,500

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.27%), 6.71%,  10/19/29
(c)
(g)
.......................... USD 1,120 $ 1,177,257
(1-day SOFR + 1.96%), 5.72%,  01/18/30
(c)
(g)
.......................... 1,315 1,334,023
(1-day SOFR + 1.31%), 2.28%,  01/20/32
(c)
(g)
.......................... 2,255 1,879,251
(1-day SOFR + 1.73%), 3.12%,  10/19/32
(c)
(g)
.......................... 900 761,341
(1-day SOFR + 2.87%), 5.75%,  07/19/33
(c)
(g)
.......................... 1,215 1,223,661
(1-day SOFR + 2.59%), 7.00%,  10/19/34
(c)
(g)
.......................... 930 1,012,913
(1-day SOFR + 2.79%), 6.51%,  01/18/35
(c)
(g)
.......................... 715 735,195
(1-day SOFR + 1.85%), 5.94%,  05/30/35
(c)
(g)
.......................... 880 894,376
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.65%,  01/14/37
(c)(g)
.............. 1,260 1,076,214
(1-day SOFR + 1.95%), 3.58%,  10/19/42
(c)
(g)
.......................... 765 565,678
BSF Finance, 5.50%,  11/23/27
(e)
........ 600 611,630
BSF Sukuk Co. Ltd., 5.00%,  01/25/29
(e)
.... 800 806,186
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%,  12/15/31
(e)(g)
......... 600 554,524
CaixaBank SA
(c)(g)
(1-day SOFR + 2.08%), 6.68%,  09/13/27 . 855 880,796
(1-day SOFR + 2.70%), 6.21%,  01/18/29 . 695 715,749
(1-day SOFR + 1.78%), 5.67%,  03/15/30 . 795 807,787
(1-day SOFR + 2.77%), 6.84%,  09/13/34 . 585 632,893
(1-day SOFR + 2.26%), 6.04%,  06/15/35 . 620 635,890
Canadian Imperial Bank of Commerce
1.25%,  06/22/26 ................. 1,043 988,694
5.62%,  07/17/26 ................. 415 421,452
5.93%,  10/02/26 ................. 790 808,639
3.45%,  04/07/27 ................. 310 301,623
5.24%,  06/28/27 ................. 1,280 1,298,448
(1-day SOFR + 0.93%), 4.51%,  09/11/27
(g)
450 448,353
5.00%,  04/28/28 ................. 880 886,282
5.99%,  10/03/28 ................. 850 887,513
5.26%,  04/08/29
(d)
................ 810 823,955
(1-day SOFR + 1.34%), 4.63%,  09/11/30
(g)
450 443,102
3.60%,  04/07/32
(d)
................ 580 529,399
6.09%,  10/03/33 ................. 1,855 1,976,786
CBQ Finance Ltd.
(e)
2.00%,  05/12/26 ................. 800 763,458
5.38%,  03/28/29 ................. 800 816,953
China Citic Bank Corp. Ltd., 1.25%,  02/02/26
(e)
200 191,718
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%,  12/05/33
(e)(g)
... 500 516,490
China Construction Bank Corp.
(e)
1.46%,  04/22/26 ................. 1,000 955,594
4.50%,  05/31/26 ................. 400 399,193
(SOFR Index + 0.55%), 5.39%,  07/16/27
(g)
800 799,432
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
2.85%,  01/21/32
(g)
............... 3,600 3,454,911
China Merchants Bank Co. Ltd.,
1.25%,  09/01/26
(e)
............... 400 375,869
CIMB Bank Bhd., 2.13%,  07/20/27
(e)
...... 400 373,921
Citibank NA
5.44%,  04/30/26 ................. 2,035 2,059,437
4.93%,  08/06/26 ................. 925 930,724
Security
Par (000)
Par (000) Value
Banks (continued)
5.49%,  12/04/26 ................. USD 1,825 $ 1,858,802
5.80%,  09/29/28 ................. 1,715 1,780,832
4.84%,  08/06/29 ................. 2,535 2,542,859
5.57%,  04/30/34 ................. 2,495 2,571,540
Citigroup, Inc.
3.70%,  01/12/26 ................. 1,752 1,731,491
4.60%,  03/09/26 ................. 1,435 1,430,194
3.40%,  05/01/26 ................. 1,862 1,826,990
3.20%,  10/21/26 ................. 2,527 2,455,786
4.30%,  11/20/26 ................. 1,253 1,240,074
(1-day SOFR + 0.77%), 1.12%,  01/28/27
(g)
2,210 2,110,042
(1-day SOFR + 0.77%), 1.46%,  06/09/27
(g)
2,078 1,971,195
4.45%,  09/29/27 ................. 2,206 2,176,243
(3-mo. CME Term SOFR + 1.82%),
3.89%,  01/10/28
(g)
............... 1,844 1,806,358
6.63%,  01/15/28 ................. 851 897,357
(1-day SOFR + 1.28%), 3.07%,  02/24/28
(g)
3,185 3,063,426
(1-day SOFR + 1.89%), 4.66%,  05/24/28
(g)
1,175 1,170,382
(3-mo. CME Term SOFR + 1.65%),
3.67%,  07/24/28
(g)
............... 1,971 1,909,882
4.13%,  07/25/28 ................. 1,365 1,331,379
(3-mo. CME Term SOFR + 1.41%),
3.52%,  10/27/28
(g)
............... 2,803 2,699,806
(3-mo. CME Term SOFR + 1.45%),
4.08%,  04/23/29
(g)
............... 1,669 1,623,533
(1-day SOFR + 1.36%), 5.17%,  02/13/30
(g)
2,380 2,393,244
(3-mo. CME Term SOFR + 1.60%),
3.98%,  03/20/30
(g)
............... 1,915 1,836,575
(1-day SOFR + 1.34%), 4.54%,  09/19/30
(g)
2,515 2,463,748
(1-day SOFR + 1.42%), 2.98%,  11/05/30
(g)
1,494 1,356,027
(1-day SOFR + 1.15%), 2.67%,  01/29/31
(g)
2,165 1,921,628
(1-day SOFR + 3.91%), 4.41%,  03/31/31
(g)
3,258 3,150,463
(1-day SOFR + 2.11%), 2.57%,  06/03/31
(g)
3,665 3,216,246
(1-day SOFR + 1.17%), 2.56%,  05/01/32
(g)
2,254 1,927,729
6.63%,  06/15/32 ................. 1,639 1,769,160
(1-day SOFR + 1.18%), 2.52%,  11/03/32
(g)
2,600 2,191,404
(1-day SOFR + 1.35%), 3.06%,  01/25/33
(g)
2,581 2,244,201
5.88%,  02/22/33 ................. 1,216 1,259,321
(1-day SOFR + 1.94%), 3.79%,  03/17/33
(g)
3,305 3,004,336
(1-day SOFR + 2.09%), 4.91%,  05/24/33
(g)
1,585 1,552,629
6.00%,  10/31/33 ................. 1,665 1,739,477
(1-day SOFR + 2.34%), 6.27%,  11/17/33
(g)
2,865 3,050,707
(1-day SOFR + 2.66%), 6.17%,  05/25/34
(g)
2,775 2,877,360
(1-day SOFR + 2.06%), 5.83%,  02/13/35
(g)
2,605 2,627,264
(1-day SOFR + 1.45%), 5.45%,  06/11/35
(g)
2,500 2,521,646
6.13%,  08/25/36 ................. 1,070 1,115,581
(3-mo. CME Term SOFR + 1.43%),
3.88%,  01/24/39
(g)
............... 1,307 1,109,894
8.13%,  07/15/39 ................. 1,787 2,251,648
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.73%),
5.41%,  09/19/39
(g)
............... 110 106,419
(1-day SOFR + 4.55%), 5.32%,  03/26/41
(g)
1,551 1,522,248
5.88%,  01/30/42 ................. 1,474 1,547,523
(1-day SOFR + 1.38%), 2.90%,  11/03/42
(g)
1,327 953,264
6.68%,  09/13/43 ................. 1,055 1,185,810
5.30%,  05/06/44 ................. 900 871,645
4.65%,  07/30/45 ................. 1,056 944,120
4.75%,  05/18/46 ................. 2,050 1,829,317
(3-mo. CME Term SOFR + 2.10%),
4.28%,  04/24/48
(g)
............... 1,091 921,907
4.65%,  07/23/48 ................. 2,776 2,480,453
Citizens Bank NA
3.75%,  02/18/26 ................. 595 585,331
(1-day SOFR + 2.00%), 4.58%,  08/09/28
(g)
495 489,799

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citizens Financial Group, Inc.
4.30%,  12/03/25 ................. USD 155 $ 153,669
2.85%,  07/27/26 ................. 575 553,958
(1-day SOFR + 2.01%), 5.84%,  01/23/30
(g)
905 924,608
2.50%,  02/06/30 ................. 825 723,194
3.25%,  04/30/30 ................. 1,310 1,187,697
(1-day SOFR + 1.91%), 5.72%,  07/23/32
(g)
735 742,069
2.64%,  09/30/32 ................. 365 297,410
(1-day SOFR + 2.33%), 6.65%,  04/25/35
(g)
740 790,164
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
5.64%,  05/21/37
(g)
............... 525 511,038
Comerica Bank, (1-day SOFR + 2.61%),
5.33%,  08/25/33
(g)
............... 210 198,039
Comerica, Inc.
4.00%,  02/01/29 ................. 1,450 1,378,831
(1-day SOFR + 2.16%), 5.98%,  01/30/30
(g)
545 552,272
Commercial Bank of Dubai PSC
(e)
(6-Year USD Constant Maturity + 5.60%),
6.00%
(g)(i)
..................... 400 397,705
5.32%,  06/14/28 ................. 600 607,140
Commercial Bank PSQC (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.50%
(e)(g)(i)
......... 400 388,419
Commonwealth Bank of Australia
4.50%,  12/09/25
(c)
................ 305 302,857
5.32%,  03/13/26 ................. 685 692,475
2.85%,  05/18/26
(c)
................ 405 395,435
1.13%,  06/15/26
(c)
................ 2,300 2,181,960
2.63%,  09/06/26
(c)(d)
............... 855 827,627
2.55%,  03/14/27
(c)
................ 1,196 1,145,062
3.15%,  09/19/27
(c)(d)
............... 810 782,134
3.90%,  03/16/28
(c)(d)
............... 990 972,481
2.69%,  03/11/31
(c)
................ 1,415 1,218,696
1.88%,  09/15/31
(c)(d)
............... 625 522,159
3.78%,  03/14/32
(c)
................ 575 522,106
5.84%,  03/13/34
(c)(d)
............... 1,355 1,395,377
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
3.61%,  09/12/34
(c)(g)
.............. 2,875 2,654,218
3.74%,  09/12/39
(c)
................ 1,709 1,399,837
3.31%,  03/11/41
(c)
................ 1,220 919,132
3.90%,  07/12/47
(c)
................ 1,440 1,172,078
4.32%,  01/10/48
(c)
................ 1,130 945,842
Cooperatieve Rabobank UA
4.85%,  01/09/26 ................. 1,130 1,134,086
3.75%,  07/21/26 ................. 867 848,152
5.50%,  10/05/26 ................. 1,295 1,319,508
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.55%),
1.11%,  02/24/27
(c)(g)
.............. 1,340 1,274,391
5.04%,  03/05/27 ................. 670 678,957
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.98%,  12/15/27
(c)(g)
.............. 1,483 1,397,049
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
3.65%,  04/06/28
(c)(g)
.............. 860 834,618
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.66%,  08/22/28
(c)(g)
.............. 965 958,954
4.80%,  01/09/29 ................. 880 885,048
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.56%,  02/28/29
(c)(g)
.............. 1,185 1,207,662
Security
Par (000)
Par (000) Value
Banks (continued)
4.49%,  10/17/29 ................. USD 750 $ 740,697
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.45%,  03/05/30
(c)(d)(g)
............ 1,030 1,047,564
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.42%),
3.76%,  04/06/33
(c)(g)
.............. 370 337,543
5.25%,  05/24/41 ................. 1,967 1,982,020
5.75%,  12/01/43 ................. 1,346 1,377,598
5.25%,  08/04/45 ................. 1,081 1,069,171
Credit Agricole SA
(c)
5.59%,  07/05/26 ................. 820 831,738
4.13%,  01/10/27 ................. 1,665 1,639,310
2.02%,  01/11/27 ................. 1,140 1,076,301
(1-day SOFR + 0.89%), 1.25%,  01/26/27
(g)
1,145 1,092,146
5.13%,  03/11/27 ................. 655 661,517
5.30%,  07/12/28 ................. 1,930 1,958,703
(1-day SOFR + 1.21%), 4.63%,  09/11/28
(g)
1,295 1,284,787
(1-day SOFR + 1.86%), 6.32%,  10/03/29
(g)
1,005 1,050,934
(1-day SOFR + 1.69%), 5.34%,  01/10/30
(g)
1,715 1,730,907
3.25%,  01/14/30 ................. 1,553 1,409,095
(5-Year USD Swap Semi + 1.64%),
4.00%,  01/10/33
(g)
............... 1,175 1,114,048
5.51%,  07/05/33 ................. 380 390,857
5.37%,  03/11/34
(d)
................ 975 989,626
(1-day SOFR + 2.67%), 6.25%,  01/10/35
(g)
2,595 2,681,187
2.81%,  01/11/41
(d)
................ 1,200 841,686
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%,  11/02/31
(e)(g)
......... 250 237,299
Danske Bank A/S
(c)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.73%),
1.55%,  09/10/27
(g)
............... 450 424,039
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
5.43%,  03/01/28
(g)
............... 1,030 1,042,103
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.30%,  04/01/28
(g)
............... 1,455 1,433,639
4.38%,  06/12/28 ................. 530 518,984
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.40%),
5.71%,  03/01/30
(g)
............... 1,485 1,516,486
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
4.61%,  10/02/30
(g)
............... 1,000 976,181
DBS Group Holdings Ltd.
1.19%,  03/15/27
(c)
................ 45 41,752
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
1.82%,  03/10/31
(e)(g)
.............. 800 765,895
Development Bank of Kazakhstan JSC,
5.50%,  04/15/27
(e)
............... 600 605,146
DIB Sukuk Ltd.
(e)
2.95%,  01/16/26 ................. 1,200 1,171,507
1.96%,  06/22/26 ................. 1,000 952,244
2.74%,  02/16/27 ................. 200 190,631
5.49%,  11/30/27 ................. 1,400 1,428,643
4.80%,  08/16/28 ................. 1,000 1,002,452
5.24%,  03/04/29 ................. 1,000 1,016,041
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(e)(g)(i)
......... 1,000 975,524
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(e)(g)(i)
......... 400 377,679

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Discover Bank
4.25%,  03/13/26 ................. USD 405 $ 402,041
3.45%,  07/27/26 ................. 470 458,062
4.65%,  09/13/28 ................. 1,269 1,247,236
2.70%,  02/06/30 ................. 620 545,817
DNB Bank ASA
(c)(g)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.72%),
1.54%,  05/25/27 ................ 1,030 978,006
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.68%),
1.61%,  03/30/28 ................ 370 341,541
(1-day SOFR + 1.05%), 4.85%,  11/05/30 . 800 797,869
Doha Finance Ltd.
(e)
2.38%,  03/31/26 ................. 400 384,827
5.25%,  03/12/29 ................. 600 603,824
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(e)(g)(i)
............... 400 386,745
EI Sukuk Co. Ltd.
(e)
2.08%,  11/02/26 ................. 200 189,272
5.43%,  05/28/29 ................. 800 823,717
Emirates NBD Bank PJSC
(e)
1.64%,  01/13/26 ................. 800 769,632
(6-Year USD Constant Maturity + 5.70%),
6.13%
(g)(i)
..................... 600 603,886
(6-Year USD Constant Maturity + 3.16%),
4.25%
(g)(i)
..................... 800 766,447
5.63%,  10/21/27 ................. 600 616,700
5.88%,  10/11/28 ................. 800 834,847
(1-day SOFR + 1.40%), 6.23%,  01/31/29
(g)
600 611,081
Fab Sukuk Co. Ltd.
(e)
1.41%,  01/14/26 ................. 400 383,560
2.59%,  03/02/27 ................. 400 382,490
4.58%,  01/17/28 ................. 400 399,513
4.78%,  01/23/29 ................. 800 800,752
Federation des Caisses Desjardins du
Quebec
(c)
4.55%,  08/23/27 ................. 705 698,609
5.70%,  03/14/28
(d)
................ 1,560 1,592,789
5.25%,  04/26/29 ................. 1,270 1,280,812
Fifth Third Bancorp
2.55%,  05/05/27 ................. 842 799,372
(1-day SOFR + 0.69%), 1.71%,  11/01/27
(g)
485 456,270
3.95%,  03/14/28 ................. 818 795,127
(1-day SOFR + 1.36%), 4.06%,  04/25/28
(g)
515 503,574
(SOFR Index + 2.19%), 6.36%,  10/27/28
(g)
1,345 1,395,334
(1-day SOFR + 2.34%), 6.34%,  07/27/29
(g)
195 203,562
(SOFR Index + 2.13%), 4.77%,  07/28/30
(g)
705 693,698
(1-day SOFR + 1.49%), 4.90%,  09/06/30
(g)
265 262,038
(1-day SOFR + 1.84%), 5.63%,  01/29/32
(g)
955 970,566
(1-day SOFR + 1.66%), 4.34%,  04/25/33
(g)
475 443,946
8.25%,  03/01/38 ................. 1,090 1,315,284
Fifth Third Bank NA
3.85%,  03/15/26 ................. 698 687,788
2.25%,  02/01/27 ................. 680 645,310
First Abu Dhabi Bank PJSC
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.14%),
4.50%
(g)(i)
..................... 1,000 977,183
5.13%,  10/13/27 ................. 1,000 1,011,327
4.38%,  04/24/28 ................. 800 790,458
4.77%,  06/06/28 ................. 800 799,375
(1-day SOFR + 1.20%), 6.03%,  01/29/29
(g)
400 400,072
5.00%,  02/28/29 ................. 800 803,047
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.05%), 5.89%,  07/22/29
(g)
USD 200 $ 200,883
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.32%,  04/04/34
(g)
............... 1,000 1,028,312
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
5.80%,  01/16/35
(g)
............... 1,200 1,210,302
First Horizon Bank, 5.75%,  05/01/30 ...... 530 528,590
First-Citizens Bank & Trust Co.,
6.13%,  03/09/28 ................ 450 464,930
Goldman Sachs Capital I, 6.35%,  02/15/34 .. 1,499 1,571,074
Grupo Aval Ltd., 4.38%,  02/04/30
(e)
....... 1,000 874,151
HBOS plc, 6.00%,  11/01/33
(c)
.......... 175 175,869
HDFC Bank Ltd.
(e)
5.69%,  03/02/26 ................. 800 806,424
5.20%,  02/15/27 ................. 400 401,538
5.18%,  02/15/29 ................. 400 402,352
HSBC Bank USA NA
5.88%,  11/01/34 ................. 320 334,122
5.63%,  08/15/35 ................. 685 693,627
7.00%,  01/15/39 ................. 810 927,771
HSBC Holdings plc
(1-day SOFR + 3.03%), 7.34%,  11/03/26
(g)
1,815 1,856,000
4.38%,  11/23/26 ................. 1,870 1,849,202
(1-day SOFR + 1.29%), 1.59%,  05/24/27
(g)
500 475,082
(1-day SOFR + 1.57%), 5.89%,  08/14/27
(g)
1,965 1,999,316
(1-day SOFR + 1.10%), 2.25%,  11/22/27
(g)
150 142,282
(3-mo. CME Term SOFR + 1.81%),
4.04%,  03/13/28
(g)
............... 3,070 3,007,520
(1-day SOFR + 1.06%), 5.60%,  05/17/28
(g)
1,425 1,446,222
(1-day SOFR + 2.11%), 4.76%,  06/09/28
(g)
2,540 2,526,710
(1-day SOFR + 2.61%), 5.21%,  08/11/28
(g)
1,950 1,962,764
(1-day SOFR + 1.73%), 2.01%,  09/22/28
(g)
1,997 1,839,473
(1-day SOFR + 3.35%), 7.39%,  11/03/28
(g)
2,050 2,183,802
(1-day SOFR + 1.97%), 6.16%,  03/09/29
(g)
2,260 2,338,764
(3-mo. CME Term SOFR + 1.80%),
4.58%,  06/19/29
(g)
............... 2,539 2,496,546
(1-day SOFR + 1.29%), 2.21%,  08/17/29
(g)
1,880 1,692,984
(1-day SOFR + 1.46%), 5.55%,  03/04/30
(g)
1,615 1,640,008
4.95%,  03/31/30 ................. 2,370 2,372,850
(3-mo. CME Term SOFR + 1.87%),
3.97%,  05/22/30
(g)
............... 2,968 2,827,103
(1-day SOFR + 2.39%), 2.85%,  06/04/31
(g)
1,369 1,213,019
(1-day SOFR + 1.95%), 2.36%,  08/18/31
(g)
1,165 999,502
(1-day SOFR + 1.52%), 5.73%,  05/17/32
(g)
1,565 1,602,535
(1-day SOFR + 1.19%), 2.80%,  05/24/32
(g)
3,850 3,319,000
(1-day SOFR + 1.41%), 2.87%,  11/22/32
(g)
1,928 1,653,465
(1-day SOFR + 2.53%), 4.76%,  03/29/33
(g)
1,845 1,766,411
(1-day SOFR + 2.87%), 5.40%,  08/11/33
(g)
2,385 2,397,065
(1-day SOFR + 4.25%), 8.11%,  11/03/33
(g)
1,735 1,999,536
(1-day SOFR + 2.39%), 6.25%,  03/09/34
(g)
2,225 2,357,751
(1-day SOFR + 2.98%), 6.55%,  06/20/34
(g)
1,625 1,724,112
(1-day SOFR + 3.02%), 7.40%,  11/13/34
(g)
1,825 2,038,252
(1-day SOFR + 1.78%), 5.72%,  03/04/35
(d)
(g)
.......................... 1,670 1,713,868
6.50%,  05/02/36 ................. 1,285 1,368,344
6.50%,  09/15/37 ................. 2,630 2,796,647
6.80%,  06/01/38 ................. 999 1,086,462
6.10%,  01/14/42 ................. 1,425 1,565,031
(1-day SOFR + 2.65%), 6.33%,  03/09/44
(g)
2,620 2,829,112
5.25%,  03/14/44 ................. 1,895 1,798,855
HSBC USA, Inc., 5.29%,  03/04/27 ....... 1,405 1,424,699
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44%,  08/04/28
(g)
495 488,769
(1-day SOFR + 2.02%), 6.21%,  08/21/29
(g)
460 477,347

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.55%,  02/04/30 ................. USD 829 $ 730,952
(1-day SOFR + 2.05%), 5.02%,  05/17/33
(g)
380 367,616
(SOFR Index + 1.87%), 5.71%,  02/02/35
(g)
1,050 1,062,608
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.17%),
2.49%,  08/15/36
(g)
............... 652 525,173
Huntington National Bank (The)
(SOFR Index + 1.65%), 4.55%,  05/17/28
(g)
520 516,314
5.65%,  01/10/30 ................. 545 556,819
ICICI Bank Ltd.
(e)
4.00%,  03/18/26 ................. 850 839,707
3.80%,  12/14/27 ................. 500 484,906
Industrial & Commercial Bank of China Ltd.
4.50%,  01/19/26
(e)
................ 1,000 997,679
5.38%,  10/25/26
(e)
................ 600 608,030
(SOFR Index + 0.60%), 5.43%,  10/25/26
(e)
(g)
.......................... 600 600,523
1.63%,  10/28/26
(e)
................ 2,000 1,886,809
(SOFR Index + 0.48%), 5.36%,  05/23/27
(e)
(g)
.......................... 400 399,041
3.54%,  11/08/27 ................. 750 729,095
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 5.44%,  08/14/27
(e)(g)
......... 600 599,450
ING Groep NV
4.63%,  01/06/26
(c)
................ 1,635 1,632,115
3.95%,  03/29/27 ................. 2,283 2,237,020
(1-day SOFR + 1.01%), 1.73%,  04/01/27
(g)
1,010 966,230
(1-day SOFR + 1.56%), 6.08%,  09/11/27
(g)
970 991,389
(1-day SOFR + 1.83%), 4.02%,  03/28/28
(g)
490 480,038
4.55%,  10/02/28 ................. 1,258 1,242,732
4.05%,  04/09/29 ................. 908 877,905
(1-day SOFR + 1.44%), 5.34%,  03/19/30
(g)
995 1,007,894
(1-day SOFR + 1.32%), 2.73%,  04/01/32
(g)
1,753 1,522,182
(1-day SOFR + 2.07%), 4.25%,  03/28/33
(g)
1,461 1,374,976
(1-day SOFR + 2.09%), 6.11%,  09/11/34
(g)
895 942,021
(1-day SOFR + 1.77%), 5.55%,  03/19/35
(g)
1,380 1,392,936
Intercorp Peru Ltd., 3.88%,  08/15/29
(e)
..... 200 182,327
Intesa Sanpaolo SpA
(c)
7.00%,  11/21/25 ................. 260 265,497
5.71%,  01/15/26 ................. 1,515 1,517,102
3.88%,  07/14/27 ................. 1,659 1,606,075
3.88%,  01/12/28 ................. 310 298,143
Series XR, 4.00%,  09/23/29 .......... 720 678,050
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
4.20%,  06/01/32
(g)
............... 751 657,787
6.63%,  06/20/33 ................. 1,135 1,204,952
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.40%),
8.25%,  11/21/33
(g)
............... 910 1,036,681
7.20%,  11/28/33 ................. 1,485 1,640,658
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
4.95%,  06/01/42
(g)
............... 755 584,359
Series XR, 4.70%,  09/23/49 .......... 980 765,731
7.80%,  11/28/53 ................. 1,540 1,766,722
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.90%),
7.78%,  06/20/54
(g)
............... 1,406 1,549,944
JPMorgan Chase & Co.
3.30%,  04/01/26 ................. 1,592 1,563,712
3.20%,  06/15/26 ................. 1,765 1,728,295
2.95%,  10/01/26 ................. 2,276 2,211,418
7.63%,  10/15/26 ................. 2,060 2,175,007
(1-day SOFR + 0.80%), 1.05%,  11/19/26
(g)
2,054 1,972,997
Security
Par (000)
Par (000) Value
Banks (continued)
4.13%,  12/15/26 ................. USD 1,467 $ 1,452,334
(3-mo. CME Term SOFR + 1.51%),
3.96%,  01/29/27
(g)
............... 2,339 2,314,864
(3-mo. CME Term SOFR + 0.70%),
1.04%,  02/04/27
(g)
............... 2,271 2,165,118
(1-day SOFR + 0.89%), 1.58%,  04/22/27
(g)
3,480 3,320,847
8.00%,  04/29/27 ................. 1,958 2,112,360
(1-day SOFR + 0.77%), 1.47%,  09/22/27
(g)
1,920 1,806,426
4.25%,  10/01/27 ................. 2,318 2,298,340
(1-day SOFR + 1.33%), 6.07%,  10/22/27
(g)
1,850 1,895,240
3.63%,  12/01/27 ................. 1,855 1,792,310
(1-day SOFR + 1.19%), 5.04%,  01/23/28
(g)
2,950 2,965,442
(3-mo. CME Term SOFR + 1.60%),
3.78%,  02/01/28
(g)
............... 2,419 2,366,324
(1-day SOFR + 1.17%), 2.95%,  02/24/28
(g)
1,335 1,281,278
(1-day SOFR + 0.93%), 5.57%,  04/22/28
(g)
2,930 2,982,036
(1-day SOFR + 1.56%), 4.32%,  04/26/28
(g)
2,315 2,290,307
(3-mo. CME Term SOFR + 1.64%),
3.54%,  05/01/28
(g)
............... 2,346 2,275,637
(1-day SOFR + 1.89%), 2.18%,  06/01/28
(g)
1,600 1,498,457
(1-day SOFR + 0.93%), 4.98%,  07/22/28
(g)
2,570 2,582,343
(1-day SOFR + 1.99%), 4.85%,  07/25/28
(g)
2,615 2,619,129
(1-day SOFR + 0.86%), 4.51%,  10/22/28
(g)
1,240 1,231,699
(3-mo. CME Term SOFR + 1.21%),
3.51%,  01/23/29
(g)
............... 2,722 2,615,355
(3-mo. CME Term SOFR + 1.38%),
4.01%,  04/23/29
(g)
............... 2,207 2,145,909
(1-day SOFR + 1.02%), 2.07%,  06/01/29
(g)
2,021 1,836,947
(3-mo. CME Term SOFR + 1.52%),
4.20%,  07/23/29
(g)
............... 2,475 2,417,412
(1-day SOFR + 1.45%), 5.30%,  07/24/29
(g)
2,305 2,338,162
(1-day SOFR + 1.57%), 6.09%,  10/23/29
(g)
2,370 2,471,514
(3-mo. CME Term SOFR + 1.59%),
4.45%,  12/05/29
(g)
............... 2,218 2,180,349
(1-day SOFR + 1.31%), 5.01%,  01/23/30
(g)
2,395 2,405,082
(1-day SOFR + 1.16%), 5.58%,  04/22/30
(g)
2,955 3,029,764
(3-mo. CME Term SOFR + 1.42%),
3.70%,  05/06/30
(g)
............... 2,523 2,398,990
(1-day SOFR + 1.75%), 4.57%,  06/14/30
(g)
2,000 1,969,125
(1-day SOFR + 1.13%), 5.00%,  07/22/30
(g)
2,745 2,752,880
8.75%,  09/01/30 ................. 725 862,273
(3-mo. CME Term SOFR + 1.51%),
2.74%,  10/15/30
(g)
............... 4,087 3,696,036
(1-day SOFR + 1.04%), 4.60%,  10/22/30
(g)
2,400 2,367,616
(3-mo. CME Term SOFR + 3.79%),
4.49%,  03/24/31
(g)
............... 2,686 2,631,262
(1-day SOFR + 2.04%), 2.52%,  04/22/31
(g)
2,179 1,924,091
(3-mo. CME Term SOFR + 2.52%),
2.96%,  05/13/31
(g)
............... 2,675 2,399,648
(3-mo. CME Term SOFR + 1.11%),
1.76%,  11/19/31
(g)
............... 2,430 2,024,053
(1-day SOFR + 1.07%), 1.95%,  02/04/32
(g)
2,395 2,002,325
(3-mo. CME Term SOFR + 1.25%),
2.58%,  04/22/32
(g)
............... 2,735 2,369,832
(1-day SOFR + 1.18%), 2.55%,  11/08/32
(g)
2,615 2,230,558
(1-day SOFR + 1.26%), 2.96%,  01/25/33
(g)
3,265 2,852,255
(1-day SOFR + 1.80%), 4.59%,  04/26/33
(g)
2,510 2,437,719
(1-day SOFR + 2.08%), 4.91%,  07/25/33
(g)
4,275 4,235,352
(1-day SOFR + 2.58%), 5.72%,  09/14/33
(g)
3,235 3,332,631
(1-day SOFR + 1.85%), 5.35%,  06/01/34
(g)
4,183 4,230,979
(1-day SOFR + 1.81%), 6.25%,  10/23/34
(g)
2,690 2,886,674
(1-day SOFR + 1.62%), 5.34%,  01/23/35
(g)
2,735 2,759,272
(1-day SOFR + 1.49%), 5.77%,  04/22/35
(g)
2,205 2,295,135
(1-day SOFR + 1.46%), 5.29%,  07/22/35
(g)
3,460 3,479,391
(1-day SOFR + 1.34%), 4.95%,  10/22/35
(g)
2,885 2,828,561

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
6.40%,  05/15/38 ................. USD 2,959 $ 3,318,474
(3-mo. CME Term SOFR + 1.62%),
3.88%,  07/24/38
(g)
............... 2,708 2,354,687
5.50%,  10/15/40 ................. 1,502 1,532,225
(3-mo. CME Term SOFR + 2.46%),
3.11%,  04/22/41
(g)
............... 1,850 1,418,905
5.60%,  07/15/41 ................. 1,838 1,903,631
(3-mo. CME Term SOFR + 1.51%),
2.53%,  11/19/41
(g)
............... 2,005 1,399,217
5.40%,  01/06/42 ................. 1,381 1,402,705
(1-day SOFR + 1.46%), 3.16%,  04/22/42
(g)
1,950 1,482,805
5.63%,  08/16/43 ................. 1,332 1,372,549
4.85%,  02/01/44 ................. 1,323 1,254,552
4.95%,  06/01/45 ................. 1,990 1,873,498
(3-mo. CME Term SOFR + 1.84%),
4.26%,  02/22/48
(g)
............... 2,138 1,829,596
(3-mo. CME Term SOFR + 1.72%),
4.03%,  07/24/48
(g)
............... 1,387 1,142,684
(3-mo. CME Term SOFR + 1.64%),
3.96%,  11/15/48
(g)
............... 3,899 3,172,388
(3-mo. CME Term SOFR + 1.48%),
3.90%,  01/23/49
(g)
............... 2,092 1,693,024
(1-day SOFR + 2.44%), 3.11%,  04/22/51
(g)
2,327 1,615,310
(1-day SOFR + 1.58%), 3.33%,  04/22/52
(g)
3,711 2,685,156
Kasikornbank PCL
(e)
5.46%,  03/07/28 ................. 600 608,916
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.34%,  10/02/31
(g)
............... 800 762,305
KB Kookmin Card Co. Ltd., 1.50%,  05/13/26
(e)
200 189,338
KBC Group NV
(c)(g)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
5.80%,  01/19/29 ................ 1,545 1,576,929
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
4.93%,  10/16/30 ................ 600 593,938
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.32%,  09/21/34 ................ 540 571,647
KEB Hana Bank
(e)
1.25%,  12/16/26 ................. 400 372,319
3.25%,  03/30/27 ................. 600 581,173
5.38%,  04/23/27 ................. 400 406,752
5.75%,  10/24/28 ................. 400 414,019
5.38%,  04/23/29 ................. 400 409,625
KeyBank NA
4.70%,  01/26/26 ................. 90 89,665
3.40%,  05/20/26 ................. 762 740,634
5.85%,  11/15/27
(d)
................ 1,055 1,080,858
4.39%,  12/14/27 ................. 295 288,449
3.90%,  04/13/29 ................. 489 458,638
4.90%,  08/08/32 ................. 650 620,454
5.00%,  01/26/33 ................. 855 824,931
KeyCorp
2.25%,  04/06/27 ................. 858 805,513
4.10%,  04/30/28 ................. 1,000 971,346
2.55%,  10/01/29 ................. 1,285 1,143,479
(SOFR Index + 2.06%), 4.79%,  06/01/33
(g)
860 819,716
(SOFR Index + 2.42%), 6.40%,  03/06/35
(g)
845 890,430
KFH Sukuk Co., 5.01%,  01/17/29
(e)
....... 1,000 1,005,968
KIB Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.99%), 2.38%,  11/30/30
(e)(g)
......... 200 192,757
Security
Par (000)
Par (000) Value
Banks (continued)
KODIT Global Co., Ltd.
(e)
4.95%,  05/25/26 ................. USD 400 $ 399,790
5.36%,  05/29/27 ................. 200 203,080
Kookmin Bank
(e)
1.38%,  05/06/26 ................. 400 380,387
2.38%,  02/15/27 ................. 400 380,325
5.38%,  05/08/27 ................. 200 203,353
4.63%,  04/21/28
(d)
................ 400 397,571
4.50%,  02/01/29 ................. 600 583,209
5.25%,  05/08/29 ................. 200 203,824
2.50%,  11/04/30 ................. 600 513,167
Lloyds Banking Group plc
4.58%,  12/10/25 ................. 1,450 1,439,441
4.65%,  03/24/26 ................. 1,450 1,439,447
3.75%,  01/11/27 ................. 1,578 1,545,043
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.63%,  05/11/27
(g)
............... 1,425 1,355,552
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.48%),
5.99%,  08/07/27
(g)
............... 1,795 1,828,422
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.46%,  01/05/28
(g)
............... 1,940 1,962,543
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
3.75%,  03/18/28
(g)
............... 895 871,288
4.38%,  03/22/28 ................. 1,798 1,765,148
4.55%,  08/16/28 ................. 848 837,384
(3-mo. LIBOR USD + 1.21%),
3.57%,  11/07/28
(g)
............... 1,659 1,595,476
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.87%,  03/06/29
(g)
............... 705 722,996
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.07%),
5.72%,  06/05/30
(g)
............... 810 829,549
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
4.98%,  08/11/33
(g)
............... 1,930 1,881,884
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.75%),
7.95%,  11/15/33
(g)
............... 760 860,805
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.68%,  01/05/35
(g)
............... 1,985 2,008,451
5.30%,  12/01/45
(d)
................ 800 753,759
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
3.37%,  12/14/46
(g)
............... 1,180 840,041
4.34%,  01/09/48 ................. 1,497 1,211,207
M&T Bank Corp.
(g)
(SOFR Index + 1.78%), 4.55%,  08/16/28 . 695 686,463
(1-day SOFR + 2.80%), 7.41%,  10/30/29 . 470 505,879
(1-day SOFR + 2.26%), 6.08%,  03/13/32 . 315 325,750
(1-day SOFR + 1.85%), 5.05%,  01/27/34 . 1,015 978,596
Manufacturers & Traders Trust Co.
5.40%,  11/21/25 ................. 450 452,087
4.65%,  01/27/26 ................. 560 557,704
3.40%,  08/17/27 ................. 1,430 1,371,233
4.70%,  01/27/28 ................. 810 800,707
Mashreqbank PSC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.13%
(i)
400 414,785

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
7.88%,  02/24/33 ................ USD 400 $ 426,859
Metropolitan Bank & Trust Co.
(e)
2.13%,  01/15/26 ................. 400 386,124
5.38%,  03/06/29 ................. 600 610,837
5.50%,  03/06/34 ................. 400 406,655
Mitsubishi UFJ Financial Group, Inc.
3.85%,  03/01/26 ................. 1,734 1,716,308
2.76%,  09/13/26 ................. 687 664,521
3.68%,  02/22/27 ................. 485 475,995
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.54%,  07/20/27
(g)
............... 1,385 1,311,396
3.29%,  07/25/27 ................. 495 479,926
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.64%,  10/13/27
(g)
............... 855 806,042
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.83%),
2.34%,  01/19/28
(g)
............... 2,125 2,017,360
3.96%,  03/02/28 ................. 965 945,195
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
4.08%,  04/19/28
(g)
............... 910 895,338
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.02%,  07/20/28
(g)
............... 874 879,702
4.05%,  09/11/28 ................. 833 817,522
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.35%,  09/13/28
(g)
............... 1,105 1,124,171
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.38%),
5.42%,  02/22/29
(g)
............... 1,410 1,437,474
3.74%,  03/07/29 ................. 1,786 1,722,844
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
5.24%,  04/19/29
(g)
............... 535 542,797
3.20%,  07/18/29 ................. 1,778 1,658,095
2.56%,  02/25/30 ................. 1,071 955,340
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.82%),
5.26%,  04/17/30
(g)
............... 1,205 1,222,080
2.05%,  07/17/30 ................. 1,216 1,045,190
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%,  02/22/31
(g)
......... 450 461,181
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.31%,  07/20/32
(g)
............... 1,770 1,498,869
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.97%),
2.49%,  10/13/32
(g)
............... 830 708,137
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.85%,  01/19/33
(g)
............... 845 732,772
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
4.32%,  04/19/33
(g)
............... 480 457,929
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.13%,  07/20/33
(g)
............... 1,650 1,654,530
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.13%),
5.47%,  09/13/33
(g)
............... USD 485 $ 498,550
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.63%),
5.44%,  02/22/34
(g)
............... 1,070 1,099,271
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.97%),
5.41%,  04/19/34
(d)(g)
.............. 865 887,577
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
5.43%,  04/17/35
(g)
............... 1,505 1,527,885
4.29%,  07/26/38 ................. 764 704,794
4.15%,  03/07/39 ................. 740 672,328
3.75%,  07/18/39 ................. 1,885 1,617,827
Mizuho Financial Group, Inc.
3.48%,  04/12/26
(c)
................ 1,705 1,674,465
2.84%,  09/13/26 ................. 538 521,113
3.66%,  02/28/27
(d)
................ 620 605,146
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.67%),
1.23%,  05/22/27
(g)
............... 1,280 1,212,072
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.75%),
1.55%,  07/09/27
(g)
............... 1,050 994,699
3.17%,  09/11/27 ................. 815 781,734
4.02%,  03/05/28 ................. 1,255 1,227,072
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
5.41%,  09/13/28
(g)
............... 435 441,958
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.67%,  05/27/29
(g)
............... 815 835,930
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.78%,  07/06/29
(g)
............... 1,240 1,274,860
(3-mo. CME Term SOFR + 1.53%),
4.25%,  09/11/29
(g)
............... 855 834,471
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.25%),
3.26%,  05/22/30
(g)
............... 495 460,805
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.12%),
5.38%,  05/26/30
(g)
............... 1,130 1,147,073
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.08%),
5.38%,  07/10/30
(g)
............... 700 710,902
(3-mo. CME Term SOFR + 1.39%),
3.15%,  07/16/30
(g)
............... 799 738,242
(3-mo. CME Term SOFR + 1.57%),
2.87%,  09/13/30
(g)
............... 540 489,958
(3-mo. CME Term SOFR + 1.33%),
2.59%,  05/25/31
(g)
............... 495 435,916
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.65%),
5.74%,  05/27/31
(g)
............... 755 779,348
(3-mo. CME Term SOFR + 1.77%),
2.20%,  07/10/31
(g)
............... 1,185 1,018,166
(3-mo. CME Term SOFR + 1.53%),
1.98%,  09/08/31
(g)
............... 1,098 926,455
2.56%,  09/13/31 ................. 1,150 968,543
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.87%),
2.17%,  05/22/32
(g)
............... 410 343,323

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
2.26%,  07/09/32
(g)
............... USD 750 $ 627,965
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
5.67%,  09/13/33
(g)
............... 530 545,649
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.75%,  05/27/34
(g)
............... 730 756,821
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
5.75%,  07/06/34
(g)
............... 985 1,019,438
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.58%,  05/26/35
(g)
............... 1,025 1,050,429
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
5.59%,  07/10/35
(g)
............... 1,570 1,607,677
Morgan Stanley Bank NA
4.75%,  04/21/26 ................. 1,180 1,184,006
5.88%,  10/30/26 ................. 1,500 1,537,439
(1-day SOFR + 0.68%), 4.45%,  10/15/27
(g)
2,755 2,740,846
(1-day SOFR + 1.08%), 4.95%,  01/14/28
(g)
2,230 2,239,440
(1-day SOFR + 0.87%), 5.50%,  05/26/28
(g)
1,715 1,744,416
(1-day SOFR + 0.93%), 4.97%,  07/14/28
(g)
1,895 1,904,301
MUFG Bank Ltd., 4.70%,  03/10/44
(c)
...... 245 227,004
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%,  08/06/34
(e)(g)
... 800 808,760
National Australia Bank Ltd.
4.75%,  12/10/25 ................. 1,045 1,046,661
4.97%,  01/12/26 ................. 668 671,007
3.38%,  01/14/26 ................. 565 557,209
2.50%,  07/12/26 ................. 1,605 1,554,097
3.50%,  01/10/27
(c)
................ 1,053 1,031,010
1.89%,  01/12/27
(c)(d)
............... 1,890 1,787,068
3.91%,  06/09/27 ................. 150 147,866
5.09%,  06/11/27 ................. 760 771,750
4.94%,  01/12/28 ................. 650 657,040
4.90%,  06/13/28 ................. 920 929,726
4.79%,  01/10/29 ................. 1,735 1,748,715
2.33%,  08/21/30
(c)
................ 1,950 1,664,460
2.99%,  05/21/31
(c)
................ 1,015 887,699
6.43%,  01/12/33
(c)
................ 1,375 1,465,121
4.95%,  01/10/34
(c)(d)
............... 1,020 1,017,443
5.18%,  06/11/34
(c)(d)
............... 1,075 1,089,968
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.88%),
3.93%,  08/02/34
(c)(g)
.............. 1,443 1,354,549
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.35%,  01/12/37
(c)(g)
.............. 1,790 1,557,935
2.65%,  01/14/41
(c)
................ 1,075 737,008
National Bank of Canada
(1-day SOFR + 1.04%), 5.60%,  07/02/27
(g)
500 505,890
5.60%,  12/18/28 ................. 925 948,938
4.50%,  10/10/29 ................. 390 382,169
National Bank of Ras Al-Khaimah PSC (The),
5.38%,  07/25/29
(e)
............... 600 608,767
National Securities Clearing Corp.
(c)
0.75%,  12/07/25 ................. 250 239,996
5.15%,  06/26/26 ................. 425 428,639
5.10%,  11/21/27 ................. 1,465 1,483,945
5.00%,  05/30/28 ................. 555 560,952
4.90%,  06/26/29 ................. 535 540,662
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc
4.80%,  04/05/26 ................. USD 1,671 $ 1,671,048
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
7.47%,  11/10/26
(g)
............... 1,305 1,335,995
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.35%),
5.85%,  03/02/27
(g)
............... 620 627,113
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.90%),
1.64%,  06/14/27
(g)
............... 1,125 1,068,460
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
5.58%,  03/01/28
(g)
............... 600 608,683
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.07%,  05/22/28
(g)
............... 1,199 1,147,462
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.27%),
5.52%,  09/30/28
(g)
............... 520 527,738
(3-mo. LIBOR USD + 1.75%),
4.89%,  05/18/29
(g)
............... 1,825 1,812,540
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.95%),
5.81%,  09/13/29
(g)
............... 645 660,787
(3-mo. LIBOR USD + 1.91%),
5.08%,  01/27/30
(g)
............... 1,604 1,596,969
(3-mo. LIBOR USD + 1.87%),
4.45%,  05/08/30
(g)
............... 1,795 1,743,789
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.22%),
4.96%,  08/15/30
(g)
............... 2,050 2,032,102
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.02%,  03/02/34
(g)
............... 970 1,013,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
6.48%,  06/01/34
(g)
............... 550 569,257
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.78%,  03/01/35
(g)
............... 1,645 1,680,345
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
3.03%,  11/28/35
(g)
............... 1,125 977,549
NatWest Markets plc
(c)
1.60%,  09/29/26 ................. 1,625 1,532,603
5.42%,  05/17/27 ................. 755 766,311
5.41%,  05/17/29 ................. 1,780 1,813,354
NBK SPC Ltd.
(e)(g)
(1-day SOFR + 1.05%), 1.63%,  09/15/27 . 1,000 940,155
(1-day SOFR + 1.16%), 5.50%,  06/06/30 . 600 614,921
NBK Tier 1 Financing 2 Ltd., (6-Year USD
Constant Maturity + 2.83%), 4.50%
(e)(g)(i)
... 600 588,494
NBK Tier 1 Ltd., (6-Year USD Constant Maturity
+ 2.88%), 3.63%
(e)(g)(i)
.............. 600 570,197
NBK Tier 2 Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.11%), 2.50%,  11/24/30
(e)(g)
......... 400 385,397
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(e)(g)(i)
......... 1,000 955,398
Nordea Bank Abp
(c)
1.50%,  09/30/26 ................. 790 744,604
5.00%,  03/19/27 ................. 820 828,006
5.38%,  09/22/27 ................. 1,590 1,617,485
4.38%,  09/10/29 ................. 650 637,849

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Semi + 1.69%),
4.63%,  09/13/33
(d)(g)
.............. USD 1,648 $ 1,597,890
Norinchukin Bank (The)
(c)
1.28%,  09/22/26
(d)
................ 1,410 1,315,972
4.87%,  09/14/27
(d)
................ 1,235 1,230,220
5.43%,  03/09/28
(d)
................ 1,055 1,067,543
5.09%,  10/16/29 ................. 450 450,491
2.08%,  09/22/31 ................. 1,820 1,486,494
5.07%,  09/14/32 ................. 495 487,298
OTP Bank Nyrt .
(e)(g)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%,  05/25/27 ................ 600 620,628
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.06%),
8.75%,  05/15/33 ................ 400 425,046
Oversea-Chinese Banking Corp. Ltd.
(e)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
4.60%,  06/15/32 ................ 600 593,726
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.03%),
5.52%,  05/21/34 ................ 600 609,169
PNC Bank NA
4.20%,  11/01/25 ................. 650 646,829
3.10%,  10/25/27 ................. 790 758,049
3.25%,  01/22/28 ................. 1,031 985,217
4.05%,  07/26/28 ................. 1,505 1,465,129
2.70%,  10/22/29 ................. 1,378 1,233,025
PNC Financial Services Group, Inc. (The)
2.60%,  07/23/26 ................. 1,075 1,039,331
1.15%,  08/13/26 ................. 815 766,612
(SOFR Index + 1.09%), 4.76%,  01/26/27
(g)
1,460 1,458,723
3.15%,  05/19/27 ................. 1,404 1,353,784
(1-day SOFR + 0.80%), 5.10%,  07/23/27
(g)
1,010 1,016,467
(SOFR Index + 1.73%), 6.62%,  10/20/27
(g)
1,395 1,444,559
(1-day SOFR + 1.34%), 5.30%,  01/21/28
(g)
1,085 1,098,964
(1-day SOFR + 1.62%), 5.35%,  12/02/28
(g)
1,230 1,249,623
3.45%,  04/23/29 ................. 1,855 1,760,810
(1-day SOFR + 1.84%), 5.58%,  06/12/29
(g)
2,087 2,132,359
2.55%,  01/22/30 ................. 2,138 1,911,871
(1-day SOFR + 1.20%), 5.49%,  05/14/30
(g)
1,260 1,285,797
(1-day SOFR + 0.98%), 2.31%,  04/23/32
(g)
920 783,150
(1-day SOFR + 1.26%), 4.81%,  10/21/32
(g)
975 956,591
(SOFR Index + 1.85%), 4.63%,  06/06/33
(g)
880 841,302
(SOFR Index + 2.14%), 6.04%,  10/28/33
(g)
1,340 1,408,015
(1-day SOFR + 1.93%), 5.07%,  01/24/34
(g)
1,530 1,509,771
(1-day SOFR + 1.95%), 5.94%,  08/18/34
(g)
950 993,219
(1-day SOFR + 2.28%), 6.88%,  10/20/34
(g)
2,345 2,605,859
(1-day SOFR + 1.90%), 5.68%,  01/22/35
(g)
1,170 1,201,291
(1-day SOFR + 1.60%), 5.40%,  07/23/35
(g)
1,520 1,531,870
Provident Financing Trust I, 7.41%,  03/15/38 . 205 222,115
QIB Sukuk Ltd., 5.58%,  11/22/28
(e)
....... 1,200 1,243,702
QIIB Senior Oryx Ltd., 5.25%,  01/24/29
(e)
... 800 818,940
QNB Bank A/S, 7.25%,  05/21/29
(e)
....... 400 416,387
QNB Finance Ltd.
1.38%,  01/26/26
(e)
................ 1,000 956,409
2.75%,  02/12/27
(e)
................ 1,200 1,147,544
4.88%,  01/30/29
(e)
................ 1,200 1,201,909
(1-day SOFR + 1.20%), 6.05%,  04/02/29
(g)
1,000 1,001,446
Regions Bank, 6.45%,  06/26/37 ......... 490 505,684
Regions Financial Corp.
1.80%,  08/12/28 ................. 530 471,874
(1-day SOFR + 1.49%), 5.72%,  06/06/30
(g)
500 507,195
(1-day SOFR + 2.06%), 5.50%,  09/06/35
(g)
715 708,535
Security
Par (000)
Par (000) Value
Banks (continued)
7.38%,  12/10/37 ................. USD 277 $ 311,477
RHB Bank Bhd., 1.66%,  06/29/26
(e)
...... 400 378,820
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(e)(g)(i)
............... 800 759,060
Rizal Commercial Banking Corp.,
5.50%,  01/18/29
(e)
............... 600 610,306
Royal Bank of Canada
4.88%,  01/12/26 ................. 1,135 1,139,430
0.88%,  01/20/26 ................. 1,175 1,124,138
4.65%,  01/27/26 ................. 1,533 1,526,124
1.20%,  04/27/26 ................. 1,340 1,275,813
1.15%,  07/14/26 ................. 628 593,862
5.20%,  07/20/26 ................. 1,110 1,123,028
1.40%,  11/02/26 ................. 905 851,462
4.88%,  01/19/27 ................. 830 836,835
2.05%,  01/21/27 ................. 235 222,957
3.63%,  05/04/27 ................. 1,085 1,061,104
(1-day SOFR + 0.79%), 5.07%,  07/23/27
(g)
1,325 1,333,210
4.24%,  08/03/27 ................. 1,860 1,846,244
(SOFR Index + 0.72%), 4.51%,  10/18/27
(g)
630 628,104
6.00%,  11/01/27 ................. 1,420 1,475,316
4.90%,  01/12/28 ................. 1,110 1,116,483
5.20%,  08/01/28 ................. 1,325 1,346,873
(SOFR Index + 0.86%), 4.52%,  10/18/28
(g)
550 547,019
4.95%,  02/01/29 ................. 1,305 1,318,211
(1-day SOFR + 1.10%), 4.97%,  08/02/30
(g)
1,300 1,303,339
(SOFR Index + 1.08%), 4.65%,  10/18/30
(g)
1,325 1,311,807
2.30%,  11/03/31 ................. 1,228 1,045,678
3.88%,  05/04/32 ................. 683 639,766
5.00%,  02/01/33 ................. 1,470 1,471,262
5.00%,  05/02/33 ................. 790 789,641
5.15%,  02/01/34 ................. 1,445 1,453,589
Santander Holdings USA, Inc.
3.24%,  10/05/26 ................. 1,126 1,087,846
(1-day SOFR + 1.23%), 6.12%,  05/31/27
(g)
380 385,650
4.40%,  07/13/27 ................. 1,483 1,461,356
(1-day SOFR + 1.25%), 2.49%,  01/06/28
(g)
910 857,882
(1-day SOFR + 2.36%), 6.50%,  03/09/29
(g)
1,065 1,098,091
(1-day SOFR + 2.70%), 6.57%,  06/12/29
(g)
671 696,083
(1-day SOFR + 2.50%), 6.17%,  01/09/30
(g)
1,150 1,177,198
(1-day SOFR + 1.94%), 5.35%,  09/06/30
(g)
35 34,646
(1-day SOFR + 3.28%), 7.66%,  11/09/31
(g)
560 614,021
(1-day SOFR + 2.14%), 6.34%,  05/31/35
(g)
455 464,993
Santander UK Group Holdings plc
(g)
(1-day SOFR + 2.75%), 6.83%,  11/21/26 . 330 335,315
(1-day SOFR + 0.99%), 1.67%,  06/14/27
(d)
867 820,913
(1-day SOFR + 1.22%), 2.47%,  01/11/28 . 1,310 1,234,953
(3-mo. LIBOR USD + 1.40%),
3.82%,  11/03/28 ................ 745 717,853
(1-day SOFR + 2.60%), 6.53%,  01/10/29 . 1,165 1,210,809
(SOFR Index + 1.55%), 4.86%,  09/11/30 . 1,050 1,033,925
(1-day SOFR + 1.48%), 2.90%,  03/15/32 . 90 78,301
Security Bank Corp., 5.50%,  05/14/29
(e)
.... 200 204,618
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%,  02/28/33
(e)(g)
... 250 254,989
Shinhan Bank Co. Ltd.
(e)
3.88%,  03/24/26
(d)
................ 1,000 982,558
1.38%,  10/21/26 ................. 600 562,731
4.50%,  03/26/28 ................. 600 586,100
4.50%,  04/12/28 ................. 400 396,141
(1-day SOFR + 1.08%), 5.91%,  10/26/28
(g)
600 607,555
4.00%,  04/23/29 ................. 200 189,875
4.38%,  04/13/32
(d)
................ 400 374,818

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.75%,  04/15/34
(d)
................ USD 600 $ 609,236
Shinhan Card Co. Ltd.
(e)
1.38%,  06/23/26 ................. 200 188,698
2.50%,  01/27/27 ................. 400 379,436
5.50%,  03/12/29 ................. 200 202,231
Shinhan Financial Group Co. Ltd.
(e)
1.35%,  01/10/26 ................. 400 382,981
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(g)(i)
..................... 400 384,168
5.00%,  07/24/28 ................. 600 598,756
Siam Commercial Bank PCL,
4.40%,  02/11/29
(e)
................ 400 391,485
SIB Sukuk Co. III Ltd., 5.25%,  07/03/29
(e)
... 600 610,757
Skandinaviska Enskilda Banken AB
(c)
1.40%,  11/19/25 ................. 130 125,881
1.20%,  09/09/26
(d)
................ 815 767,045
5.13%,  03/05/27 ................. 910 920,791
5.38%,  03/05/29 ................. 885 899,248
SNB Funding Ltd.
(e)
2.90%,  01/29/27 ................. 600 576,121
(1-day SOFR + 1.20%), 6.04%,  07/11/29
(g)
600 598,216
SNB Sukuk Ltd.
(e)
2.34%,  01/19/27 ................. 600 570,909
5.13%,  02/27/29 ................. 800 810,566
Societe Generale SA
(c)
4.75%,  11/24/25 ................. 985 976,904
4.25%,  08/19/26
(d)
................ 795 777,901
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
1.49%,  12/14/26
(g)
............... 2,535 2,427,220
4.00%,  01/12/27 ................. 1,260 1,226,898
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
6.45%,  01/12/27
(g)
............... 1,005 1,017,339
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
1.79%,  06/09/27
(g)
............... 940 889,060
4.68%,  06/15/27 ................. 805 803,830
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.80%,  01/19/28
(g)
............... 1,060 1,003,889
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.52%,  01/19/28
(g)
............... 545 546,862
4.75%,  09/14/28
(d)
................ 954 939,489
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
6.45%,  01/10/29
(g)
............... 1,655 1,705,361
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
5.63%,  01/19/30
(d)(g)
.............. 830 836,589
3.00%,  01/22/30 ................. 1,630 1,452,570
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.30%),
2.89%,  06/09/32
(g)
............... 865 734,644
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
3.34%,  01/21/33
(g)
............... 840 722,370
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
6.22%,  06/15/33
(d)(g)
.............. 1,465 1,483,667
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.69%,  01/10/34
(g)
............... 1,295 1,368,297
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.07%,  01/19/35
(g)
............... USD 920 $ 933,841
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.00%),
3.65%,  07/08/35
(g)
............... 475 412,467
3.63%,  03/01/41 ................. 870 598,291
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
4.03%,  01/21/43
(g)
............... 765 538,670
5.63%,  11/24/45
(d)
................ 495 446,865
7.37%,  01/10/53 ................. 1,230 1,253,319
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
7.13%,  01/19/55
(g)
............... 1,075 1,065,641
Standard Chartered plc
(c)
4.05%,  04/12/26 ................. 2,145 2,120,435
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.17%,  01/09/27
(d)(g)
.............. 820 829,636
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
1.46%,  01/14/27
(g)
............... 1,360 1,300,740
4.30%,  02/19/27 ................. 2,514 2,462,362
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.19%,  07/06/27
(g)
............... 595 605,706
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.18%),
2.61%,  01/12/28
(g)
............... 1,705 1,618,283
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
6.75%,  02/08/28
(g)
............... 345 357,132
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.05%),
5.69%,  05/14/28
(g)
............... 1,095 1,109,358
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.45%),
7.77%,  11/16/28
(g)
............... 700 751,619
6.30%,  01/09/29
(g)
................ 975 1,007,527
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
7.02%,  02/08/30
(g)
............... 500 533,625
(3-mo. LIBOR USD + 1.91%),
4.31%,  05/21/30
(d)(g)
.............. 760 733,490
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.15%),
5.01%,  10/15/30
(g)
............... 770 760,491
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
4.64%,  04/01/31
(g)
............... 1,010 980,802
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
2.68%,  06/29/32
(g)
............... 720 613,713
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.90%),
3.60%,  01/12/33
(g)
............... 1,155 1,010,764
(5-Year USD Swap Rate + 1.97%),
4.87%,  03/15/33
(d)(g)
.............. 463 452,573
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.58%),
6.30%,  07/06/34
(g)
............... 615 648,593
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.10%),
6.10%,  01/11/35
(g)
............... 2,020 2,106,921

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
5.91%,  05/14/35
(g)
............... USD 1,130 $ 1,157,470
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.30%),
3.27%,  02/18/36
(g)
............... 2,060 1,798,415
5.30%,  01/09/43
(d)
................ 860 826,955
5.70%,  03/26/44 ................. 1,825 1,837,604
State Bank of India
(e)
1.80%,  07/13/26 ................. 800 759,408
4.88%,  05/05/28 ................. 1,000 996,756
5.00%,  01/17/29 ................. 200 200,427
Sumitomo Mitsui Financial Group, Inc.
0.95%,  01/12/26 ................. 980 936,849
5.46%,  01/13/26 ................. 1,070 1,079,453
3.78%,  03/09/26 ................. 1,365 1,349,113
5.88%,  07/13/26 ................. 400 407,684
2.63%,  07/14/26 ................. 1,330 1,285,783
1.40%,  09/17/26 ................. 1,800 1,696,556
3.01%,  10/19/26 ................. 485 470,319
3.45%,  01/11/27 ................. 913 890,420
2.17%,  01/14/27 ................. 380 360,012
3.36%,  07/12/27 ................. 459 444,950
3.35%,  10/18/27 ................. 1,462 1,408,559
5.52%,  01/13/28 ................. 995 1,016,177
3.54%,  01/17/28 ................. 1,575 1,517,707
5.80%,  07/13/28 ................. 450 464,695
3.94%,  07/19/28 ................. 1,008 979,979
5.72%,  09/14/28 ................. 1,500 1,546,448
1.90%,  09/17/28 ................. 1,795 1,612,185
4.31%,  10/16/28
(d)
................ 970 957,040
2.47%,  01/14/29 ................. 200 182,343
5.32%,  07/09/29 ................. 660 673,464
3.04%,  07/16/29 ................. 2,688 2,480,719
3.20%,  09/17/29 ................. 1,014 935,719
2.72%,  09/27/29 ................. 830 751,879
5.71%,  01/13/30 ................. 1,390 1,437,263
2.75%,  01/15/30 ................. 1,485 1,336,065
2.13%,  07/08/30 ................. 1,367 1,177,979
5.85%,  07/13/30 ................. 955 995,846
2.14%,  09/23/30 ................. 1,127 959,979
1.71%,  01/12/31 ................. 690 570,720
5.42%,  07/09/31 ................. 1,125 1,148,372
2.22%,  09/17/31 ................. 1,090 913,542
5.77%,  01/13/33 ................. 1,675 1,747,363
5.78%,  07/13/33 ................. 585 611,390
5.81%,  09/14/33
(d)
................ 835 877,187
5.56%,  07/09/34 ................. 1,455 1,495,976
2.30%,  01/12/41 ................. 740 507,751
2.93%,  09/17/41 ................. 540 397,500
3.05%,  01/14/42 ................. 605 457,192
6.18%,  07/13/43
(d)
................ 1,025 1,122,801
5.84%,  07/09/44 ................. 1,155 1,198,587
Sumitomo Mitsui Trust Bank Ltd.
(c)
5.65%,  03/09/26 ................. 975 985,620
1.55%,  03/25/26 ................. 940 899,112
5.65%,  09/14/26 ................. 570 578,432
1.35%,  09/16/26 ................. 765 719,333
5.20%,  03/07/27 ................. 865 874,378
2.80%,  03/10/27
(d)
................ 480 459,286
4.45%,  09/10/27 ................. 400 396,959
4.95%,  09/15/27
(d)
................ 675 678,486
5.50%,  03/09/28 ................. 875 892,671
5.55%,  09/14/28 ................. 765 783,739
5.20%,  03/07/29 ................. 1,010 1,023,309
Security
Par (000)
Par (000) Value
Banks (continued)
4.50%,  09/10/29 ................. USD 840 $ 826,892
5.35%,  03/07/34 ................. 1,210 1,231,370
4.85%,  09/10/34
(d)
................ 840 822,301
Svenska Handelsbanken AB
(c)
5.13%,  05/28/27
(d)
................ 840 852,125
3.95%,  06/10/27 ................. 925 913,213
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.63%),
1.42%,  06/11/27
(g)
............... 1,040 984,581
5.50%,  06/15/28 ................. 430 437,800
Swedbank AB
(c)
5.47%,  06/15/26 ................. 660 669,259
6.14%,  09/12/26 ................. 455 465,471
1.54%,  11/16/26 ................. 1,530 1,442,451
5.34%,  09/20/27 ................. 1,155 1,169,418
5.41%,  03/14/29 ................. 495 502,094
Synovus Bank, 5.63%,  02/15/28 ........ 495 492,233
TC Ziraat Bankasi A/S
(e)
5.38%,  03/02/26 ................. 600 597,607
9.50%,  08/01/26 ................. 400 425,491
8.00%,  01/16/29 ................. 400 417,003
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.33%),
8.99%,  08/02/34
(g)
............... 600 623,308
Texas Capital Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.15%), 4.00%,  05/06/31
(g)
.... 370 349,329
Toronto-Dominion Bank (The)
0.75%,  01/06/26 ................. 1,107 1,056,389
5.10%,  01/09/26 ................. 120 120,471
1.20%,  06/03/26 ................. 1,055 998,756
5.53%,  07/17/26 ................. 2,415 2,447,367
1.25%,  09/10/26 ................. 1,317 1,238,721
5.26%,  12/11/26 ................. 1,025 1,038,160
1.95%,  01/12/27
(d)
................ 755 712,826
2.80%,  03/10/27 ................. 2,490 2,388,372
4.98%,  04/05/27 ................. 770 775,446
4.11%,  06/08/27 ................. 2,500 2,465,553
4.69%,  09/15/27 ................. 1,285 1,282,908
5.16%,  01/10/28 ................. 770 777,969
5.52%,  07/17/28 ................. 1,240 1,268,546
4.99%,  04/05/29 ................. 945 950,635
2.00%,  09/10/31 ................. 1,710 1,428,665
(5-Year USD Swap Semi + 2.21%),
3.63%,  09/15/31
(g)
............... 2,080 2,018,110
2.45%,  01/12/32 ................. 680 575,972
3.20%,  03/10/32 ................. 1,130 1,000,437
4.46%,  06/08/32 ................. 2,258 2,165,592
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.15%,  09/10/34
(g)
............... 155 152,331
Truist Bank
4.05%,  11/03/25 ................. 988 982,147
3.30%,  05/15/26 ................. 1,035 1,010,484
3.80%,  10/30/26 ................. 1,010 989,669
2.25%,  03/11/30 ................. 1,227 1,057,705
Truist Financial Corp.
(1-day SOFR + 0.61%), 1.27%,  03/02/27
(g)
260 247,897
(1-day SOFR + 2.05%), 6.05%,  06/08/27
(g)
860 876,028
1.13%,  08/03/27 ................. 1,025 930,110
(1-day SOFR + 1.37%), 4.12%,  06/06/28
(g)
1,080 1,061,464
(1-day SOFR + 1.44%), 4.87%,  01/26/29
(g)
2,030 2,022,963
3.88%,  03/19/29 ................. 1,020 971,842
(1-day SOFR + 0.86%), 1.89%,  06/07/29
(g)
1,040 935,183
(1-day SOFR + 2.45%), 7.16%,  10/30/29
(g)
320 343,075

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.62%), 5.44%,  01/24/30
(g)
USD 770 $ 779,544
1.95%,  06/05/30 ................. 1,175 1,005,521
(1-day SOFR + 1.57%), 5.15%,  08/05/32
(g)
1,190 1,181,569
(1-day SOFR + 2.24%), 4.92%,  07/28/33
(g)
1,360 1,295,920
(1-day SOFR + 2.30%), 6.12%,  10/28/33
(g)
1,160 1,212,756
(1-day SOFR + 1.85%), 5.12%,  01/26/34
(g)
1,975 1,935,365
(1-day SOFR + 2.36%), 5.87%,  06/08/34
(g)
1,190 1,223,844
(1-day SOFR + 1.92%), 5.71%,  01/24/35
(g)
1,335 1,359,636
Turkiye Garanti Bankasi A/S, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.09%), 8.38%,  02/28/34
(e)(g)
... 600 612,151
Turkiye Is Bankasi A/S, 7.75%,  06/12/29
(e)
.. 400 413,546
UniCredit SpA
(c)
4.63%,  04/12/27
(d)
................ 1,745 1,724,899
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.20%),
1.98%,  06/03/27
(g)
............... 975 928,993
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
3.13%,  06/03/32
(g)
............... 738 644,469
(5-Year USD Swap Rate + 3.70%),
5.86%,  06/19/32
(g)
............... 985 980,772
(5-Year USD Swap Rate + 4.91%),
7.30%,  04/02/34
(g)
............... 1,250 1,307,212
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
5.46%,  06/30/35
(g)
............... 1,500 1,447,325
Union Bank of the Philippines,
2.13%,  10/22/25
(e)
............... 200 194,037
United Overseas Bank Ltd.
1.25%,  04/14/26
(c)
................ 340 323,937
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
1.75%,  03/16/31
(e)(g)
.............. 600 573,382
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
2.00%,  10/14/31
(c)(g)
.............. 336 316,395
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.45%),
3.86%,  10/07/32
(c)(g)
.............. 325 314,592
US Bancorp
3.95%,  11/17/25 ................. 1,089 1,081,617
3.10%,  04/27/26 ................. 1,229 1,198,852
Series V, 2.38%,  07/22/26 ........... 1,658 1,600,292
Series X, 3.15%,  04/27/27 ........... 1,313 1,271,333
(1-day SOFR + 1.88%), 6.79%,  10/26/27
(g)
370 384,204
(1-day SOFR + 0.73%), 2.22%,  01/27/28
(g)
520 491,718
3.90%,  04/26/28 ................. 1,814 1,761,191
(1-day SOFR + 1.66%), 4.55%,  07/22/28
(g)
1,460 1,450,812
(1-day SOFR + 1.23%), 4.65%,  02/01/29
(g)
1,075 1,068,550
(1-day SOFR + 2.02%), 5.78%,  06/12/29
(g)
850 874,226
3.00%,  07/30/29 ................. 1,424 1,305,601
(1-day SOFR + 1.56%), 5.38%,  01/23/30
(g)
1,355 1,376,593
1.38%,  07/22/30 ................. 2,316 1,918,383
(1-day SOFR + 1.25%), 5.10%,  07/23/30
(g)
1,340 1,344,736
(1-day SOFR + 1.02%), 2.68%,  01/27/33
(g)
875 743,565
(1-day SOFR + 2.11%), 4.97%,  07/22/33
(g)
1,490 1,444,784
(1-day SOFR + 2.09%), 5.85%,  10/21/33
(g)
1,380 1,429,166
(1-day SOFR + 1.60%), 4.84%,  02/01/34
(g)
1,490 1,441,779
(1-day SOFR + 2.26%), 5.84%,  06/12/34
(g)
1,545 1,596,773
(1-day SOFR + 1.86%), 5.68%,  01/23/35
(g)
2,025 2,076,144
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.95%),
2.49%,  11/03/36
(g)
............... 1,355 1,108,897
Security
Par (000)
Par (000) Value
Banks (continued)
US Bank NA, (1-day SOFR + 0.69%),
4.51%,  10/22/27
(g)
............... USD 120 $ 119,585
Valley National Bancorp, (3-mo. CME Term
SOFR + 2.36%), 3.00%,  06/15/31
(g)
..... 325 276,135
Wachovia Corp.
(j)
7.57%,  08/01/26 ................. 280 292,226
5.50%,  08/01/35 ................. 1,142 1,156,178
Warba Sukuk Ltd., 5.35%,  07/10/29
(e)
..... 600 614,407
Webster Financial Corp., 4.10%,  03/25/29 .. 323 306,564
Wells Fargo & Co.
3.00%,  04/22/26 ................. 3,164 3,089,061
4.10%,  06/03/26 ................. 1,343 1,328,261
3.00%,  10/23/26 ................. 2,577 2,495,799
(3-mo. CME Term SOFR + 1.43%),
3.20%,  06/17/27
(g)
............... 2,545 2,481,655
4.30%,  07/22/27 ................. 2,934 2,894,003
(1-day SOFR + 1.51%), 3.53%,  03/24/28
(g)
4,095 3,973,238
(1-day SOFR + 1.07%), 5.71%,  04/22/28
(g)
2,855 2,910,283
(3-mo. CME Term SOFR + 1.57%),
3.58%,  05/22/28
(g)
............... 2,805 2,718,645
(1-day SOFR + 2.10%), 2.39%,  06/02/28
(g)
3,253 3,060,681
(1-day SOFR + 1.98%), 4.81%,  07/25/28
(g)
2,855 2,850,897
4.15%,  01/24/29 ................. 3,000 2,925,557
(1-day SOFR + 1.74%), 5.57%,  07/25/29
(g)
3,930 4,012,188
(1-day SOFR + 1.79%), 6.30%,  10/23/29
(g)
2,030 2,127,513
Series B, 7.95%,  11/15/29 ........... 296 332,790
(1-day SOFR + 1.50%), 5.20%,  01/23/30
(g)
3,120 3,151,972
(3-mo. CME Term SOFR + 1.43%),
2.88%,  10/30/30
(g)
............... 2,975 2,697,353
(3-mo. CME Term SOFR + 1.26%),
2.57%,  02/11/31
(g)
............... 3,387 2,999,700
(3-mo. CME Term SOFR + 4.03%),
4.48%,  04/04/31
(g)
............... 1,900 1,855,621
(1-day SOFR + 1.50%), 3.35%,  03/02/33
(g)
4,005 3,560,407
(1-day SOFR + 2.10%), 4.90%,  07/25/33
(g)
4,005 3,921,139
(1-day SOFR + 2.02%), 5.39%,  04/24/34
(g)
3,495 3,519,148
(1-day SOFR + 1.99%), 5.56%,  07/25/34
(g)
3,820 3,886,478
(1-day SOFR + 2.06%), 6.49%,  10/23/34
(g)
3,185 3,446,415
(1-day SOFR + 1.78%), 5.50%,  01/23/35
(d)
(g)
.......................... 2,530 2,567,093
5.38%,  02/07/35
(d)
................ 990 1,005,146
5.95%,  12/15/36 ................. 728 747,015
(1-day SOFR + 2.53%), 3.07%,  04/30/41
(g)
3,425 2,571,570
5.38%,  11/02/43 ................. 2,042 1,961,814
5.61%,  01/15/44 ................. 2,803 2,754,458
4.65%,  11/04/44 ................. 2,079 1,803,864
3.90%,  05/01/45 ................. 2,282 1,848,300
4.90%,  11/17/45 ................. 2,265 2,023,031
4.40%,  06/14/46 ................. 1,962 1,625,216
4.75%,  12/07/46 ................. 2,130 1,859,285
(3-mo. CME Term SOFR + 4.50%),
5.01%,  04/04/51
(g)
............... 5,365 4,997,547
(1-day SOFR + 2.13%), 4.61%,  04/25/53
(g)
3,210 2,820,008
Wells Fargo Bank NA
4.81%,  01/15/26 ................. 1,790 1,794,118
5.45%,  08/07/26 ................. 3,025 3,070,246
5.25%,  12/11/26 ................. 2,175 2,207,631
5.95%,  08/26/36 ................. 535 562,383
5.85%,  02/01/37 ................. 935 967,724
6.60%,  01/15/38 ................. 1,173 1,303,211
Western Alliance Bancorp, (3-mo. CME Term
SOFR + 2.25%), 3.00%,  06/15/31
(g)
..... 545 504,969
Western Alliance Bank, (3-mo. CME Term
SOFR + 5.12%), 5.25%,  06/01/30
(g)
..... 90 88,101

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Westpac Banking Corp.
5.51%,  11/17/25 ................. USD 1,190 $ 1,202,687
5.20%,  04/16/26 ................. 900 909,099
2.85%,  05/13/26 ................. 1,129 1,102,469
1.15%,  06/03/26 ................. 1,460 1,386,830
2.70%,  08/19/26 ................. 1,144 1,110,467
3.35%,  03/08/27 ................. 1,084 1,057,711
4.04%,  08/26/27 ................. 300 296,791
5.46%,  11/18/27 ................. 2,245 2,305,053
3.40%,  01/25/28 ................. 820 791,343
5.54%,  11/17/28 ................. 1,060 1,098,977
1.95%,  11/20/28 ................. 1,100 995,790
5.05%,  04/16/29 ................. 1,045 1,063,532
2.65%,  01/16/30 ................. 1,007 913,570
2.15%,  06/03/31 ................. 700 601,600
(USISOA05 + 2.24%), 4.32%,  11/23/31
(g)
. 1,150 1,131,836
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
5.41%,  08/10/33
(g)
............... 745 746,780
6.82%,  11/17/33 ................. 610 672,974
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.11%,  07/24/34
(g)
............... 1,455 1,376,933
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
2.67%,  11/15/35
(g)
............... 1,430 1,222,842
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%),
3.02%,  11/18/36
(g)
............... 1,275 1,088,968
4.42%,  07/24/39 ................. 1,600 1,450,547
2.96%,  11/16/40 ................. 1,099 798,574
3.13%,  11/18/41 ................. 1,035 760,829
Westpac New Zealand Ltd.
(c)
5.13%,  02/26/27 ................. 930 938,992
4.90%,  02/15/28 ................. 1,630 1,632,178
5.20%,  02/28/29 ................. 680 688,965
Wintrust Financial Corp., 4.85%,  06/06/29
(d)
. 610 578,712
Woori Bank
(e)
0.75%,  02/01/26 ................. 800 760,467
2.00%,  01/20/27 ................. 200 188,861
4.75%,  01/24/27 ................. 400 400,605
4.88%,  01/26/28
(d)
................ 600 601,109
5.13%,  08/06/28 ................. 400 397,391
4.75%,  01/24/29 ................. 400 399,561
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.28%),
6.38%
(g)(i)
..................... 400 410,045
Yapi ve Kredi Bankasi A/S
(e)
9.25%,  10/16/28 ................. 1,000 1,087,350
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 7.42%),
7.88%,  01/22/31
(g)
............... 600 606,662
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.28%),
9.25%,  01/17/34
(g)
............... 1,100 1,156,451
Zions Bancorp NA, 3.25%,  10/29/29 ...... 805 708,227
Ziraat Katilim Varlik Kiralama A/S,
9.38%,  11/12/26
(e)
................ 600 641,367
1,557,124,342
Beverages — 0.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%,  06/29/28
(e)
............... 600 529,573
Anheuser-Busch Cos. LLC
4.70%,  02/01/36 ................. 3,811 3,674,716
4.90%,  02/01/46 ................. 8,326 7,764,897
Security
Par (000)
Par (000) Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc.
4.70%,  02/01/36 ................. USD 1,385 $ 1,335,398
4.63%,  02/01/44 ................. 1,177 1,069,591
4.90%,  02/01/46 ................. 1,756 1,630,826
Anheuser-Busch InBev Worldwide, Inc.
4.00%,  04/13/28 ................. 2,232 2,195,913
4.75%,  01/23/29 ................. 4,167 4,186,371
3.50%,  06/01/30 ................. 1,775 1,671,702
4.90%,  01/23/31 ................. 1,450 1,465,366
5.00%,  06/15/34 ................. 940 944,322
5.88%,  06/15/35 ................. 465 495,318
4.38%,  04/15/38 ................. 1,340 1,228,912
8.20%,  01/15/39 ................. 1,143 1,463,865
5.45%,  01/23/39 ................. 1,673 1,703,790
8.00%,  11/15/39 ................. 1,118 1,418,465
4.35%,  06/01/40 ................. 928 835,305
4.95%,  01/15/42 ................. 1,541 1,466,633
3.75%,  07/15/42 ................. 185 153,099
4.60%,  04/15/48 ................. 957 866,948
4.44%,  10/06/48 ................. 2,370 2,070,361
5.55%,  01/23/49 ................. 3,439 3,510,562
4.50%,  06/01/50 ................. 1,095 983,144
4.75%,  04/15/58 ................. 812 732,217
5.80%,  01/23/59 ................. 1,882 1,997,545
4.60%,  06/01/60 ................. 170 151,149
Bacardi Ltd.
2.75%,  07/15/26
(c)
................ 705 678,624
4.70%,  05/15/28
(e)
................ 376 370,763
5.25%,  01/15/29
(c)
................ 1,155 1,161,362
5.40%,  06/15/33
(e)
................ 600 595,943
5.15%,  05/15/38
(e)
................ 75 69,819
5.90%,  06/15/43
(c)
................ 140 138,156
5.30%,  05/15/48
(e)
................ 500 457,830
Becle SAB de CV, 2.50%,  10/14/31
(e)
..... 800 652,091
Brown-Forman Corp.
4.75%,  04/15/33 ................. 400 396,641
4.00%,  04/15/38 ................. 276 244,239
4.50%,  07/15/45 ................. 466 419,139
Central American Bottling Corp.,
5.25%,  04/27/29
(e)
............... 1,109 1,064,803
Cia Cervecerias Unidas SA, 3.35%,  01/19/32
(e)
600 516,864
Coca-Cola Co. (The)
3.38%,  03/25/27 ................. 1,775 1,738,633
2.90%,  05/25/27 ................. 447 432,177
1.45%,  06/01/27 ................. 1,094 1,021,551
1.50%,  03/05/28
(d)
................ 1,085 988,078
1.00%,  03/15/28 ................. 1,195 1,074,320
2.13%,  09/06/29
(d)
................ 1,370 1,232,608
3.45%,  03/25/30 ................. 1,934 1,835,755
1.65%,  06/01/30 ................. 2,010 1,724,105
2.00%,  03/05/31
(d)
................ 1,032 887,010
1.38%,  03/15/31 ................. 1,530 1,260,207
2.25%,  01/05/32 ................. 1,475 1,270,280
5.00%,  05/13/34 ................. 750 760,340
4.65%,  08/14/34 ................. 470 463,119
2.50%,  06/01/40 ................. 1,260 904,437
2.88%,  05/05/41 ................. 835 624,721
4.20%,  03/25/50 ................. 735 643,506
2.60%,  06/01/50 ................. 1,428 904,512
3.00%,  03/05/51 ................. 1,273 876,259
2.50%,  03/15/51 ................. 1,246 767,255
5.30%,  05/13/54 ................. 750 755,075
5.20%,  01/14/55 ................. 1,385 1,376,237
2.75%,  06/01/60 ................. 920 567,772
5.40%,  05/13/64 ................. 1,390 1,401,651

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
Coca-Cola Consolidated, Inc.
3.80%,  11/25/25 ................. USD 450 $ 445,677
5.25%,  06/01/29 ................. 575 584,173
5.45%,  06/01/34 ................. 465 472,826
Coca-Cola Europacific Partners plc,
1.50%,  01/15/27
(c)
............... 310 289,130
Coca-Cola Femsa SAB de CV
2.75%,  01/22/30 ................. 907 819,396
1.85%,  09/01/32 ................. 995 794,301
5.25%,  11/26/43 ................. 300 297,409
Coca-Cola Icecek A/S, 4.50%,  01/20/29
(e)
... 400 384,293
Constellation Brands, Inc.
4.40%,  11/15/25 ................. 411 409,015
4.75%,  12/01/25 ................. 620 618,922
5.00%,  02/02/26 ................. 583 582,735
3.70%,  12/06/26 ................. 721 706,579
3.50%,  05/09/27 ................. 768 745,602
4.35%,  05/09/27 ................. 610 604,328
3.60%,  02/15/28 ................. 393 378,655
4.65%,  11/15/28 ................. 600 594,958
4.80%,  01/15/29 ................. 660 658,868
3.15%,  08/01/29 ................. 1,136 1,052,726
2.88%,  05/01/30 ................. 1,065 956,907
2.25%,  08/01/31 ................. 965 812,771
4.75%,  05/09/32 ................. 5 4,890
4.90%,  05/01/33 ................. 975 954,619
4.50%,  05/09/47 ................. 650 557,127
4.10%,  02/15/48 ................. 505 408,402
5.25%,  11/15/48 ................. 676 646,060
3.75%,  05/01/50 ................. 765 579,382
Diageo Capital plc
5.38%,  10/05/26 ................. 1,110 1,126,979
5.30%,  10/24/27 ................. 1,010 1,034,465
3.88%,  05/18/28 ................. 955 936,851
2.38%,  10/24/29 ................. 210 189,027
2.00%,  04/29/30 ................. 1,358 1,179,953
2.13%,  04/29/32 ................. 1,258 1,042,647
5.50%,  01/24/33 ................. 905 934,746
5.63%,  10/05/33 ................. 895 932,872
5.88%,  09/30/36 ................. 426 456,790
3.88%,  04/29/43 ................. 230 191,145
Diageo Investment Corp.
7.45%,  04/15/35 ................. 390 461,332
4.25%,  05/11/42 ................. 655 572,116
Embotelladora Andina SA, 3.95%,  01/21/50
(e)
200 152,337
Fomento Economico Mexicano SAB de CV
4.38%,  05/10/43 ................. 60 51,583
3.50%,  01/16/50 ................. 176 131,484
Heineken NV
(c)
3.50%,  01/29/28 ................. 1,520 1,471,198
4.00%,  10/01/42 ................. 420 351,148
4.35%,  03/29/47 ................. 1,030 879,985
Keurig Dr Pepper, Inc.
3.40%,  11/15/25 ................. 400 394,883
2.55%,  09/15/26 ................. 897 863,112
5.10%,  03/15/27 ................. 355 358,739
3.43%,  06/15/27 ................. 814 789,390
4.60%,  05/25/28 ................. 755 751,129
5.05%,  03/15/29 ................. 325 328,160
3.95%,  04/15/29 ................. 540 522,144
3.20%,  05/01/30 ................. 1,028 945,988
Series 31*, 2.25%,  03/15/31 .......... 330 281,892
Series 10, 5.20%,  03/15/31 .......... 1,070 1,085,457
4.05%,  04/15/32 ................. 739 701,451
5.30%,  03/15/34 ................. 325 328,992
Security
Par (000)
Par (000) Value
Beverages (continued)
4.50%,  11/15/45 ................. USD 405 $ 351,187
4.42%,  12/15/46 ................. 1,115 946,283
5.09%,  05/25/48 ................. 335 313,474
3.80%,  05/01/50 ................. 740 567,511
3.35%,  03/15/51 ................. 520 365,100
4.50%,  04/15/52 ................. 956 822,001
Molson Coors Beverage Co.
3.00%,  07/15/26 ................. 1,714 1,668,045
5.00%,  05/01/42 ................. 1,140 1,068,643
4.20%,  07/15/46 ................. 1,701 1,392,468
Pepsico Singapore Financing I Pte . Ltd.
4.65%,  02/16/27 ................. 575 578,294
4.55%,  02/16/29 ................. 520 519,254
4.70%,  02/16/34 ................. 335 330,109
PepsiCo, Inc.
5.25%,  11/10/25 ................. 625 630,117
4.55%,  02/13/26 ................. 783 784,650
2.85%,  02/24/26 ................. 825 808,690
2.38%,  10/06/26 ................. 1,197 1,154,333
5.13%,  11/10/26 ................. 735 746,053
2.63%,  03/19/27 ................. 670 643,495
3.00%,  10/15/27 ................. 1,370 1,321,692
3.60%,  02/18/28 ................. 690 672,990
4.45%,  05/15/28 ................. 760 762,941
7.00%,  03/01/29 ................. 370 406,474
4.50%,  07/17/29 ................. 675 677,826
2.63%,  07/29/29 ................. 1,127 1,036,151
2.75%,  03/19/30 ................. 1,170 1,065,991
1.63%,  05/01/30 ................. 1,040 887,705
1.40%,  02/25/31 ................. 741 610,562
1.95%,  10/21/31 ................. 850 714,067
3.90%,  07/18/32 ................. 1,280 1,215,884
4.45%,  02/15/33 ................. 685 689,707
4.80%,  07/17/34 ................. 715 711,240
5.50%,  01/15/40 ................. 175 182,935
3.50%,  03/19/40 ................. 480 393,926
4.88%,  11/01/40 ................. 335 324,736
2.63%,  10/21/41 ................. 766 542,656
4.00%,  03/05/42 ................. 655 563,079
3.60%,  08/13/42 ................. 609 490,056
4.25%,  10/22/44 ................. 375 326,541
4.45%,  04/14/46 ................. 1,155 1,029,008
3.45%,  10/06/46 ................. 1,078 821,223
4.00%,  05/02/47 ................. 525 434,033
3.38%,  07/29/49 ................. 463 341,337
2.88%,  10/15/49 ................. 1,054 711,665
3.63%,  03/19/50 ................. 1,205 935,074
2.75%,  10/21/51 ................. 1,117 720,497
4.20%,  07/18/52 ................. 730 619,336
4.65%,  02/15/53 ................. 480 437,873
5.25%,  07/17/54 ................. 835 839,089
3.88%,  03/19/60
(d)
................ 425 333,154
Pernod Ricard International Finance LLC
(c)
1.25%,  04/01/28 ................. 570 506,757
1.63%,  04/01/31 ................. 1,795 1,457,018
2.75%,  10/01/50
(d)
................ 418 258,382
Pernod Ricard SA
(c)
3.25%,  06/08/26 ................. 1,140 1,115,107
5.50%,  01/15/42 ................. 765 751,210
Primo Water Holdings, Inc., 4.38%,  04/30/29
(c)
773 727,541
Suntory Holdings Ltd., 5.12%,  06/11/29
(c)
... 555 561,242
Triton Water Holdings, Inc., 6.25%,  04/01/29
(c)
765 755,709
151,271,737

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.4%
AbbVie, Inc.
3.20%,  05/14/26 ................. USD 1,796 $ 1,761,661
2.95%,  11/21/26 ................. 3,189 3,092,412
4.80%,  03/15/27 ................. 2,025 2,038,689
4.25%,  11/14/28 ................. 1,676 1,659,175
4.80%,  03/15/29 ................. 2,735 2,754,472
3.20%,  11/21/29 ................. 4,568 4,271,580
4.95%,  03/15/31 ................. 2,405 2,428,528
5.05%,  03/15/34 ................. 3,000 3,021,772
4.55%,  03/15/35 ................. 2,462 2,366,570
4.50%,  05/14/35 ................. 2,119 2,030,437
4.30%,  05/14/36 ................. 1,995 1,861,850
4.05%,  11/21/39 ................. 4,144 3,635,905
4.63%,  10/01/42 ................. 318 292,122
4.40%,  11/06/42 ................. 2,228 1,990,343
5.35%,  03/15/44 ................. 595 596,542
4.85%,  06/15/44 ................. 2,021 1,894,239
4.75%,  03/15/45 ................. 925 853,766
4.70%,  05/14/45 ................. 2,123 1,946,307
4.45%,  05/14/46 ................. 2,755 2,428,693
4.88%,  11/14/48 ................. 1,407 1,314,947
4.25%,  11/21/49 ................. 5,214 4,423,968
5.40%,  03/15/54 ................. 2,840 2,862,760
5.50%,  03/15/64 ................. 1,265 1,274,497
Amgen, Inc.
2.60%,  08/19/26 ................. 1,267 1,223,357
2.20%,  02/21/27 ................. 1,507 1,430,702
3.20%,  11/02/27 ................. 1,037 997,359
5.15%,  03/02/28 ................. 3,215 3,259,599
1.65%,  08/15/28 ................. 1,460 1,306,951
3.00%,  02/22/29 ................. 1,405 1,312,828
4.05%,  08/18/29 ................. 1,595 1,545,833
2.45%,  02/21/30 ................. 1,623 1,446,078
5.25%,  03/02/30 ................. 2,710 2,762,563
2.30%,  02/25/31 ................. 1,168 1,006,279
2.00%,  01/15/32 ................. 990 814,341
3.35%,  02/22/32 ................. 958 864,163
4.20%,  03/01/33 ................. 790 742,396
5.25%,  03/02/33 ................. 4,185 4,228,230
6.38%,  06/01/37 ................. 365 398,931
6.40%,  02/01/39 ................. 601 650,839
3.15%,  02/21/40 ................. 2,079 1,580,792
5.75%,  03/15/40 ................. 340 345,473
2.80%,  08/15/41 ................. 1,695 1,222,641
4.95%,  10/01/41 ................. 688 643,490
5.15%,  11/15/41 ................. 1,300 1,246,983
5.65%,  06/15/42 ................. 565 566,608
5.60%,  03/02/43 ................. 2,975 2,980,899
4.40%,  05/01/45 ................. 2,462 2,099,807
4.56%,  06/15/48 ................. 929 802,257
3.38%,  02/21/50 ................. 2,502 1,810,238
4.66%,  06/15/51 ................. 3,167 2,765,376
3.00%,  01/15/52 ................. 1,141 760,160
4.20%,  02/22/52 ................. 790 640,341
4.88%,  03/01/53 ................. 987 883,180
5.65%,  03/02/53 ................. 3,555 3,575,365
2.77%,  09/01/53 ................. 1,206 740,891
4.40%,  02/22/62 ................. 965 782,091
5.75%,  03/02/63 ................. 2,205 2,205,523
Baxalta, Inc., 5.25%,  06/23/45 .......... 695 659,644
Biocon Biologics Global plc, 6.67%,  10/09/29
(c)
800 788,357
Biogen, Inc.
2.25%,  05/01/30 ................. 1,993 1,728,643
5.20%,  09/15/45 ................. 1,090 1,006,765
3.15%,  05/01/50 ................. 1,455 949,458
Security
Par (000)
Par (000) Value
Biotechnology (continued)
3.25%,  02/15/51 ................. USD 881 $ 586,600
CSL Finance plc
(c)
3.85%,  04/27/27 ................. 450 440,013
4.05%,  04/27/29 ................. 1,530 1,486,659
4.25%,  04/27/32 ................. 340 325,261
5.11%,  04/03/34 ................. 680 682,141
4.63%,  04/27/42 ................. 880 792,161
4.75%,  04/27/52 ................. 975 877,732
5.42%,  04/03/54 ................. 530 523,468
4.95%,  04/27/62 ................. 485 436,923
Emergent BioSolutions, Inc., 3.88%,  08/15/28
(c)
460 370,100
Gilead Sciences, Inc.
3.65%,  03/01/26 ................. 2,812 2,776,246
2.95%,  03/01/27 ................. 1,545 1,491,033
1.20%,  10/01/27 ................. 1,075 979,085
1.65%,  10/01/30 ................. 1,275 1,069,898
5.25%,  10/15/33 ................. 990 1,010,386
4.60%,  09/01/35 ................. 980 940,180
4.00%,  09/01/36 ................. 750 672,480
2.60%,  10/01/40 ................. 963 684,397
5.65%,  12/01/41 ................. 1,305 1,340,973
4.80%,  04/01/44 ................. 1,651 1,521,994
4.50%,  02/01/45 ................. 1,613 1,426,217
4.75%,  03/01/46 ................. 1,986 1,807,256
4.15%,  03/01/47 ................. 2,127 1,772,124
2.80%,  10/01/50 ................. 1,607 1,033,218
5.55%,  10/15/53 ................. 640 654,873
Grifols SA, 4.75%,  10/15/28
(c)(d)
......... 705 650,983
Regeneron Pharmaceuticals, Inc.
1.75%,  09/15/30 ................. 1,090 915,351
2.80%,  09/15/50 ................. 1,152 716,675
Syngenta Group Finance Ltd.,
5.00%,  04/19/26
(e)
............... 650 650,180
134,211,273
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40%,  12/06/27 ................. 3,050 2,939,869
2.13%,  02/09/31
(d)
................ 1,100 940,410
4.50%,  11/28/34 ................. 698 663,932
4.00%,  12/06/37 ................. 993 875,617
2.70%,  02/09/41 ................. 1,040 744,472
4.20%,  12/06/47
(d)
................ 2,065 1,746,539
3.15%,  02/09/51 ................. 1,503 1,031,256
4.40%,  12/06/57
(d)
................ 945 800,343
3.25%,  02/09/61 ................. 983 646,899
Amazon.com, Inc.
4.60%,  12/01/25 ................. 145 145,291
5.20%,  12/03/25 ................. 1,150 1,157,783
1.00%,  05/12/26
(d)
................ 2,207 2,099,840
3.30%,  04/13/27 ................. 1,815 1,770,944
1.20%,  06/03/27 ................. 965 891,546
3.15%,  08/22/27 ................. 3,233 3,130,095
4.55%,  12/01/27 ................. 2,670 2,683,418
1.65%,  05/12/28 ................. 2,050 1,866,358
3.45%,  04/13/29 ................. 1,163 1,119,357
4.65%,  12/01/29 ................. 1,480 1,493,677
1.50%,  06/03/30 ................. 2,329 1,982,485
2.10%,  05/12/31 ................. 2,933 2,520,799
3.60%,  04/13/32 ................. 2,158 2,018,844
4.70%,  12/01/32 ................. 2,005 2,011,504
4.80%,  12/05/34 ................. 1,383 1,391,757
3.88%,  08/22/37 ................. 2,660 2,388,016
2.88%,  05/12/41 ................. 2,190 1,649,668
4.95%,  12/05/44 ................. 1,931 1,896,000

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.05%,  08/22/47 ................. USD 3,068 $ 2,607,562
2.50%,  06/03/50 ................. 2,151 1,337,352
3.10%,  05/12/51 ................. 2,939 2,063,204
3.95%,  04/13/52 ................. 2,280 1,871,436
4.25%,  08/22/57 ................. 2,084 1,774,586
2.70%,  06/03/60 ................. 1,745 1,053,060
3.25%,  05/12/61 ................. 1,520 1,029,913
4.10%,  04/13/62 ................. 1,580 1,287,177
ANGI Group LLC, 3.88%,  08/15/28
(c)(d)
..... 495 448,305
eBay, Inc.
5.90%,  11/22/25 ................. 260 262,921
1.40%,  05/10/26 ................. 630 599,570
3.60%,  06/05/27 ................. 1,185 1,158,121
5.95%,  11/22/27 ................. 230 238,254
2.70%,  03/11/30 ................. 1,030 926,450
2.60%,  05/10/31
(d)
................ 605 526,269
6.30%,  11/22/32 ................. 515 555,847
4.00%,  07/15/42 ................. 1,235 1,005,423
3.65%,  05/10/51 ................. 991 725,081
El Puerto de Liverpool SAB de CV,
3.88%,  10/06/26
(d)(e)
.............. 400 393,935
Falabella SA, 3.38%,  01/15/32
(e)
........ 600 492,981
Getty Images, Inc., 9.75%,  03/01/27
(c)(d)
.... 300 298,999
Go Daddy Operating Co. LLC
(c)
5.25%,  12/01/27 ................. 655 646,964
3.50%,  03/01/29 ................. 817 753,404
GrubHub Holdings, Inc., 5.50%,  07/01/27
(c)
.. 450 419,096
JD.com, Inc.
3.88%,  04/29/26
(d)
................ 734 722,702
3.38%,  01/14/30
(d)
................ 708 662,381
4.13%,  01/14/50 ................. 385 317,662
Kohl's Corp.
4.25%,  07/17/25 ................. 240 236,984
4.63%,  05/01/31 ................. 520 430,164
5.55%,  07/17/45 ................. 448 303,151
Liberty Interactive LLC
8.50%,  07/15/29 ................. 299 157,759
8.25%,  02/01/30
(d)
................ 505 259,505
Macy's Retail Holdings LLC
5.88%,  04/01/29
(c)(d)
............... 159 155,402
5.88%,  03/15/30
(c)(d)
............... 405 391,090
6.13%,  03/15/32
(c)(d)
............... 425 404,937
6.70%,  07/15/34
(c)
................ 196 168,518
4.50%,  12/15/34 ................. 375 313,195
6.38%,  03/15/37 ................. 200 175,472
5.13%,  01/15/42 ................. 297 228,689
4.30%,  02/15/43 ................. 290 199,534
Marks & Spencer plc, 7.13%,  12/01/37
(c)
... 330 357,807
Match Group Holdings II LLC
(c)
5.00%,  12/15/27 ................. 450 439,167
4.63%,  06/01/28 ................. 470 451,775
5.63%,  02/15/29 ................. 355 350,045
4.13%,  08/01/30 ................. 504 458,225
3.63%,  10/01/31 ................. 490 429,193
MercadoLibre, Inc., 3.13%,  01/14/31
(d)
..... 600 521,637
Millennium Escrow Corp., 6.63%,  08/01/26
(c)
. 700 448,196
NMG Holding Co., Inc., 8.50%,  10/01/28
(c)
.. 1,090 1,109,047
Nordstrom, Inc.
4.00%,  03/15/27
(d)
................ 337 322,999
6.95%,  03/15/28 ................. 292 302,049
4.38%,  04/01/30 ................. 530 480,539
4.25%,  08/01/31 ................. 415 365,698
5.00%,  01/15/44 ................. 964 724,056
Prosus NV
(e)
3.26%,  01/19/27 ................. 1,000 954,693
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.85%,  07/06/27
(d)
................ USD 600 $ 591,604
3.68%,  01/21/30 ................. 1,257 1,147,813
3.06%,  07/13/31 ................. 2,000 1,710,876
4.19%,  01/19/32 ................. 1,000 909,040
4.03%,  08/03/50
(d)
................ 1,400 978,032
3.83%,  02/08/51 ................. 1,600 1,071,472
4.99%,  01/19/52 ................. 800 644,801
QVC, Inc.
6.88%,  04/15/29
(c)(d)
............... 718 617,695
5.45%,  08/15/34 ................. 400 261,143
5.95%,  03/15/43 ................. 300 184,140
Rakuten Group, Inc.
(c)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
5.13%
(d)(g)(i)
.................... 730 699,739
11.25%,  02/15/27 ................. 1,765 1,917,860
9.75%,  04/15/29 ................. 2,357 2,541,023
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(d)(g)(i)
.................... 1,000 904,915
Wayfair LLC, 7.25%,  10/31/29
(c)(d)
........ 805 814,542
92,919,595
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%,  05/15/29
(c)(d)
555 350,960
Advanced Drainage Systems, Inc.
(c)
5.00%,  09/30/27 ................. 315 309,508
6.38%,  06/15/30 ................. 466 470,430
Allegion plc, 3.50%,  10/01/29 .......... 485 454,076
AmeriTex HoldCo Intermediate LLC,
10.25%,  10/15/28
(c)(d)
.............. 480 505,244
Builders FirstSource, Inc.
(c)
5.00%,  03/01/30 ................. 541 518,027
4.25%,  02/01/32 ................. 1,317 1,178,715
6.38%,  06/15/32 ................. 715 720,049
6.38%,  03/01/34 ................. 1,005 1,012,202
Camelot Return Merger Sub, Inc.,
8.75%,  08/01/28
(c)
............... 695 698,806
Carlisle Cos., Inc.
3.75%,  12/01/27 ................. 590 573,532
2.75%,  03/01/30 ................. 684 615,107
2.20%,  03/01/32 ................. 415 343,310
Carrier Global Corp.
2.49%,  02/15/27 ................. 786 751,536
2.72%,  02/15/30 ................. 2,368 2,128,333
2.70%,  02/15/31 ................. 465 407,804
5.90%,  03/15/34 ................. 1,233 1,295,786
3.38%,  04/05/40 ................. 1,451 1,141,362
3.58%,  04/05/50 ................. 1,474 1,096,319
6.20%,  03/15/54 ................. 924 1,013,486
Cornerstone Building Brands, Inc.
(c)
6.13%,  01/15/29
(d)
................ 334 298,353
9.50%,  08/15/29 ................. 495 510,830
CP Atlas Buyer, Inc., 7.00%,  12/01/28
(c)
.... 515 471,365
CRH America Finance, Inc.
3.40%,  05/09/27
(c)
................ 755 731,341
3.95%,  04/04/28
(c)
................ 945 919,094
5.40%,  05/21/34 ................. 845 855,716
4.40%,  05/09/47
(c)
................ 65 53,398
4.50%,  04/04/48
(c)
................ 780 662,746
CRH SMW Finance DAC, 5.20%,  05/21/29 .. 450 456,017
Eco Material Technologies, Inc.,
7.88%,  01/31/27
(c)
............... 675 679,472
EMRLD Borrower LP
(c)
6.63%,  12/15/30 ................. 2,690 2,733,837

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.75%,  07/15/31 ................. USD 528 $ 540,119
Fortune Brands Innovations, Inc.
3.25%,  09/15/29 ................. 725 672,608
4.00%,  03/25/32 ................. 255 237,882
5.88%,  06/01/33 ................. 347 364,539
4.50%,  03/25/52 ................. 425 351,773
Griffon Corp., 5.75%,  03/01/28 ......... 973 955,348
Holcim Finance US LLC
(c)
3.50%,  09/22/26 ................. 1,220 1,190,803
4.75%,  09/22/46 ................. 245 210,117
Huaxin Cement International Finance Co. Ltd.,
2.25%,  11/19/25
(e)
................ 400 385,338
James Hardie International Finance DAC,
5.00%,  01/15/28
(c)
............... 420 407,734
JELD-WEN, Inc.
(c)
4.88%,  12/15/27 ................. 390 377,473
7.00%,  09/01/32 ................. 375 373,650
Johnson Controls International plc
3.90%,  02/14/26 ................. 722 713,699
5.50%,  04/19/29 ................. 760 780,885
1.75%,  09/15/30 ................. 735 620,546
2.00%,  09/16/31 ................. 430 359,888
4.90%,  12/01/32 ................. 585 581,567
6.00%,  01/15/36 ................. 479 505,310
4.62%,  07/02/44 ................. 460 404,194
4.50%,  02/15/47 ................. 413 353,253
4.95%,  07/02/64 ................. 683 602,445
Lennox International, Inc.
1.70%,  08/01/27 ................. 430 396,562
5.50%,  09/15/28 ................. 585 599,238
Limak Cimento Sanayi ve Ticaret A/S,
9.75%,  07/25/29
(e)
............... 600 583,504
Masco Corp.
3.50%,  11/15/27 ................. 536 515,971
1.50%,  02/15/28 ................. 475 428,408
2.00%,  10/01/30 ................. 263 222,870
2.00%,  02/15/31 ................. 697 586,989
4.50%,  05/15/47 ................. 360 304,064
3.13%,  02/15/51 ................. 791 516,497
Masterbrand, Inc., 7.00%,  07/15/32
(c)
..... 725 742,635
Miter Brands Acquisition Holdco, Inc.,
6.75%,  04/01/32
(c)
............... 704 717,663
MIWD Holdco II LLC, 5.50%,  02/01/30
(c)
.... 495 472,717
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%,  07/15/28 ................. 581 562,660
9.75%,  07/15/28 ................. 270 274,179
Oscar AcquisitionCo LLC, 9.50%,  04/15/30
(c)
. 585 571,203
Owens Corning
3.40%,  08/15/26 ................. 1,022 999,416
5.50%,  06/15/27 ................. 230 234,488
3.95%,  08/15/29 ................. 459 440,041
3.50%,  02/15/30 ................. 695 647,292
3.88%,  06/01/30 ................. 545 515,054
5.70%,  06/15/34 ................. 485 498,444
7.00%,  12/01/36 ................. 414 468,755
4.30%,  07/15/47 ................. 1,265 1,028,154
4.40%,  01/30/48 ................. 585 483,357
5.95%,  06/15/54 ................. 185 190,132
Sisecam UK plc
(e)
8.25%,  05/02/29 ................. 800 819,994
8.63%,  05/02/32 ................. 800 815,576
Smyrna Ready Mix Concrete LLC
(c)
6.00%,  11/01/28 ................. 1,110 1,101,530
8.88%,  11/15/31 ................. 1,085 1,140,266
Security
Par (000)
Par (000) Value
Building Products (continued)
St Marys Cement, Inc. Canada,
5.75%,  04/02/34
(d)(e)
.............. USD 600 $ 602,679
Standard Industries, Inc.
(c)
5.00%,  02/15/27 ................. 815 798,379
4.75%,  01/15/28 ................. 1,005 969,173
4.38%,  07/15/30 ................. 1,606 1,477,907
3.38%,  01/15/31 ................. 1,106 960,568
6.50%,  08/15/32 ................. 645 649,280
Summit Materials LLC
(c)
6.50%,  03/15/27 ................. 328 327,829
5.25%,  01/15/29 ................. 720 713,773
7.25%,  01/15/31 ................. 810 842,108
Trane Technologies Financing Ltd.
3.50%,  03/21/26 ................. 859 845,759
3.80%,  03/21/29 ................. 762 735,993
5.25%,  03/03/33 ................. 355 362,253
5.10%,  06/13/34 ................. 855 864,844
4.65%,  11/01/44 ................. 170 152,511
4.50%,  03/21/49 ................. 250 220,727
Trane Technologies Global Holding Co. Ltd.
3.75%,  08/21/28 ................. 881 855,155
5.75%,  06/15/43 ................. 688 713,632
4.30%,  02/21/48 ................. 260 221,478
Votorantim Cimentos International SA,
7.25%,  04/05/41
(e)
............... 400 442,508
Wilsonart LLC, 11.00%,  08/15/32
(c)
....... 530 522,347
65,102,494
Capital Markets — 2.1%
abrdn plc, 4.25%,  06/30/28
(e)
.......... 550 521,493
Abu Dhabi Developmental Holding Co. PJSC
5.38%,  05/08/29
(e)
................ 1,200 1,224,455
4.38%,  10/02/31
(c)
................ 1,000 966,999
5.50%,  05/08/34
(e)
................ 1,400 1,442,618
5.25%,  10/02/54
(c)
................ 1,000 940,356
Affiliated Managers Group, Inc.
3.30%,  06/15/30 ................. 430 391,149
5.50%,  08/20/34 ................. 380 374,357
AG Issuer LLC, 6.25%,  03/01/28
(c)
....... 510 498,603
AG TTMT Escrow Issuer LLC,
8.63%,  09/30/27
(c)
............... 490 506,071
Ameriprise Financial, Inc.
2.88%,  09/15/26 ................. 1,006 977,455
5.70%,  12/15/28 ................. 540 562,619
4.50%,  05/13/32 ................. 660 648,595
5.15%,  05/15/33 ................. 620 626,517
Amipeace Ltd.
(e)
1.75%,  11/09/26 ................. 600 566,880
2.25%,  10/22/30 ................. 1,200 1,045,031
Antares Holdings LP
(c)
3.95%,  07/15/26 ................. 825 796,760
2.75%,  01/15/27 ................. 800 742,316
7.95%,  08/11/28 ................. 410 427,016
6.50%,  02/08/29 ................. 595 590,810
6.35%,  10/23/29 ................. 250 246,770
Apollo Debt Solutions BDC
(c)
6.90%,  04/13/29 ................. 880 898,495
6.70%,  07/29/31
(d)
................ 515 521,798
Apollo Management Holdings LP
(c)
4.40%,  05/27/26 ................. 275 272,762
4.87%,  02/15/29
(d)
................ 1,185 1,178,815
2.65%,  06/05/30 ................. 1,038 915,571
5.00%,  03/15/48
(d)
................ 325 299,036
Ares Capital Corp.
3.88%,  01/15/26 ................. 817 803,251

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.15%,  07/15/26 ................. USD 1,267 $ 1,202,257
7.00%,  01/15/27 ................. 560 578,573
2.88%,  06/15/27 ................. 600 563,768
2.88%,  06/15/28 ................. 1,078 984,006
5.88%,  03/01/29 ................. 895 901,387
5.95%,  07/15/29 ................. 805 812,626
3.20%,  11/15/31 ................. 670 569,269
Ares Finance Co. II LLC, 3.25%,  06/15/30
(c)
. 530 480,167
Ares Finance Co. III LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.24%), 4.13%,  06/30/51
(c)(g)
......... 715 682,431
Ares Finance Co. IV LLC, 3.65%,  02/01/52
(c)(d)
335 240,932
Ares Management Corp.
6.38%,  11/10/28 ................. 450 473,596
5.60%,  10/11/54 ................. 275 267,110
Ares Strategic Income Fund
(c)
6.35%,  08/15/29 ................. 620 624,772
5.60%,  02/15/30 ................. 20 19,513
Aretec Group, Inc.
(c)
7.50%,  04/01/29
(d)
................ 420 404,307
10.00%,  08/15/30 ................. 635 692,105
B3 SA - Brasil Bolsa Balcao, 4.13%,  09/20/31
(d)
(e)
.......................... 600 539,160
Bain Capital Specialty Finance, Inc.
2.95%,  03/10/26 ................. 487 469,664
2.55%,  10/13/26 ................. 315 296,754
Bank of New York Mellon Corp. (The)
3.95%,  11/18/25 ................. 565 561,724
0.75%,  01/28/26 ................. 590 563,341
2.80%,  05/04/26 ................. 522 509,995
2.45%,  08/17/26 ................. 624 603,703
1.05%,  10/15/26 ................. 1,367 1,279,755
2.05%,  01/26/27
(d)
................ 635 602,845
(1-day SOFR + 1.03%), 4.95%,  04/26/27
(g)
1,017 1,021,830
3.25%,  05/16/27 ................. 713 691,694
3.40%,  01/29/28 ................. 994 960,865
(3-mo. CME Term SOFR + 1.33%),
3.44%,  02/07/28
(g)
............... 1,378 1,341,300
3.85%,  04/28/28 ................. 1,550 1,515,041
(1-day SOFR + 1.15%), 3.99%,  06/13/28
(g)
1,267 1,248,372
1.65%,  07/14/28 ................. 840 756,434
(1-day SOFR + 0.84%), 4.89%,  07/21/28
(g)
905 910,090
(SOFR Index + 1.80%), 5.80%,  10/25/28
(g)
1,095 1,129,751
3.00%,  10/30/28 ................. 988 925,741
Series J, 1.90%,  01/25/29 ........... 960 864,480
(1-day SOFR + 1.17%), 4.54%,  02/01/29
(g)
700 696,262
3.85%,  04/26/29 ................. 510 494,470
3.30%,  08/23/29 ................. 1,278 1,193,181
(1-day SOFR + 1.60%), 6.32%,  10/25/29
(g)
1,515 1,597,922
(1-day SOFR + 1.09%), 4.98%,  03/14/30
(g)
1,510 1,520,314
(1-day SOFR + 1.76%), 4.60%,  07/26/30
(g)
645 639,034
1.65%,  01/28/31 ................. 950 795,295
1.80%,  07/28/31
(d)
................ 1,475 1,229,262
2.50%,  01/26/32
(d)
................ 885 758,769
(1-day SOFR + 1.23%), 5.06%,  07/22/32
(g)
750 753,145
(1-day SOFR + 1.42%), 4.29%,  06/13/33
(g)
850 809,010
(SOFR Index + 2.07%), 5.83%,  10/25/33
(g)
1,525 1,603,412
(1-day SOFR + 1.51%), 4.71%,  02/01/34
(g)
555 540,383
Series J, (1-day SOFR + 1.61%),
4.97%,  04/26/34
(g)
............... 1,170 1,158,033
(1-day SOFR + 1.85%), 6.47%,  10/25/34
(g)
650 710,733
(1-day SOFR + 1.42%), 5.19%,  03/14/35
(g)
1,185 1,187,909
(1-day SOFR + 1.77%), 5.61%,  07/21/39
(g)
490 497,642
Barings BDC, Inc.
3.30%,  11/23/26 ................. 125 118,761
Security
Par (000)
Par (000) Value
Capital Markets (continued)
7.00%,  02/15/29 ................. USD 245 $ 249,841
BGC Group, Inc.
8.00%,  05/25/28 ................. 330 349,994
6.60%,  06/10/29 ................. 440 447,146
Blackstone Holdings Finance Co. LLC
(c)
3.15%,  10/02/27 ................. 615 586,050
5.90%,  11/03/27
(d)
................ 980 1,014,429
1.63%,  08/05/28 ................. 853 760,670
2.50%,  01/10/30 ................. 970 863,885
1.60%,  03/30/31 ................. 1,100 892,284
2.00%,  01/30/32 ................. 468 383,562
2.55%,  03/30/32 ................. 805 683,759
6.20%,  04/22/33
(d)
................ 370 395,818
5.00%,  06/15/44 ................. 490 459,491
4.45%,  07/15/45 ................. 360 305,585
4.00%,  10/02/47 ................. 305 237,855
3.50%,  09/10/49 ................. 551 394,899
2.80%,  09/30/50 ................. 863 534,861
2.85%,  08/05/51 ................. 430 268,440
3.20%,  01/30/52 ................. 755 509,370
Blackstone Private Credit Fund
2.63%,  12/15/26 ................. 1,235 1,163,646
3.25%,  03/15/27 ................. 1,075 1,018,573
4.95%,  09/26/27
(c)
................ 580 569,666
7.30%,  11/27/28
(c)
................ 200 209,781
4.00%,  01/15/29
(d)
................ 685 645,166
5.95%,  07/16/29
(c)
................ 365 365,936
5.25%,  04/01/30
(c)
................ 400 387,320
6.25%,  01/25/31
(c)
................ 515 520,608
Blackstone Secured Lending Fund
3.63%,  01/15/26 ................. 733 716,530
2.75%,  09/16/26 ................. 515 490,618
2.13%,  02/15/27 ................. 845 782,136
5.88%,  11/15/27 ................. 365 369,366
2.85%,  09/30/28 ................. 480 433,559
Blue Owl Capital Corp.
4.25%,  01/15/26 ................. 645 635,134
3.40%,  07/15/26 ................. 882 849,640
2.63%,  01/15/27 ................. 506 473,559
2.88%,  06/11/28 ................. 745 672,350
5.95%,  03/15/29 ................. 495 496,785
Blue Owl Capital Corp. II, 8.45%,  11/15/26 .. 530 552,036
Blue Owl Capital Corp. III, 3.13%,  04/13/27 .. 380 356,269
Blue Owl Credit Income Corp.
3.13%,  09/23/26 ................. 100 95,188
4.70%,  02/08/27 ................. 506 493,442
7.75%,  09/16/27 ................. 655 682,270
7.95%,  06/13/28 ................. 470 495,720
7.75%,  01/15/29 ................. 355 373,796
6.60%,  09/15/29
(c)(d)
............... 485 490,213
5.80%,  03/15/30
(c)
................ 975 947,408
6.65%,  03/15/31 ................. 655 659,291
Blue Owl Finance LLC
3.13%,  06/10/31 ................. 615 526,228
4.38%,  02/15/32 ................. 665 599,825
6.25%,  04/18/34 ................. 885 910,073
4.13%,  10/07/51 ................. 465 335,415
Blue Owl Technology Finance Corp.
4.75%,  12/15/25
(c)
................ 1,074 1,055,565
3.75%,  06/17/26
(c)
................ 5 4,793
2.50%,  01/15/27 ................. 600 555,846
Blue Owl Technology Finance Corp. II,
6.75%,  04/04/29
(c)
............... 640 636,911
BOCOM International Blossom Ltd.,
1.75%,  06/28/26
(e)
............... 400 378,911

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bright Galaxy International Ltd.,
3.25%,  07/15/26
(e)
............... USD 200 $ 189,747
Brightsphere Investment Group, Inc.,
4.80%,  07/27/26 ................ 275 269,210
Brookfield Capital Finance LLC,
6.09%,  06/14/33 ................ 425 445,654
Brookfield Finance I UK plc, 2.34%,  01/30/32 570 475,464
Brookfield Finance LLC, 3.45%,  04/15/50 ... 807 570,986
Brookfield Finance, Inc.
4.25%,  06/02/26 ................. 640 635,995
3.90%,  01/25/28 ................. 1,517 1,477,579
4.85%,  03/29/29 ................. 1,368 1,366,808
4.35%,  04/15/30 ................. 1,183 1,147,771
2.72%,  04/15/31 ................. 838 732,467
6.35%,  01/05/34 ................. 795 850,832
5.68%,  01/15/35 ................. 700 713,992
4.70%,  09/20/47 ................. 574 508,892
3.50%,  03/30/51 ................. 623 442,042
3.63%,  02/15/52 ................. 530 379,295
5.97%,  03/04/54 ................. 725 749,403
Cantor Fitzgerald LP
(c)
4.50%,  04/14/27 ................. 545 533,210
7.20%,  12/12/28 ................. 910 952,543
Carlyle Finance LLC, 5.65%,  09/15/48
(c)
.... 695 675,032
Carlyle Finance Subsidiary LLC,
3.50%,  09/19/29
(c)
............... 1,181 1,106,118
Carlyle Holdings II Finance LLC,
5.63%,  03/30/43
(c)
............... 175 170,750
Cboe Global Markets, Inc.
3.65%,  01/12/27 ................. 1,089 1,068,567
1.63%,  12/15/30 ................. 797 662,281
3.00%,  03/16/32 ................. 410 360,536
Ccthk 2021 Ltd., 2.75%,  01/19/27
(e)
...... 200 190,491
Charles Schwab Corp. (The)
3.45%,  02/13/26
(d)
................ 412 405,318
0.90%,  03/11/26 ................. 1,426 1,354,751
1.15%,  05/13/26 ................. 855 811,656
5.88%,  08/24/26 ................. 515 525,527
3.20%,  03/02/27 ................. 900 871,094
2.45%,  03/03/27 ................. 1,525 1,451,417
3.30%,  04/01/27 ................. 1,330 1,289,046
3.20%,  01/25/28 ................. 1,618 1,545,687
2.00%,  03/20/28 ................. 1,035 949,593
4.00%,  02/01/29 ................. 1,323 1,289,391
(1-day SOFR + 2.21%), 5.64%,  05/19/29
(g)
795 815,090
3.25%,  05/22/29 ................. 1,130 1,063,975
2.75%,  10/01/29 ................. 355 323,528
(1-day SOFR + 1.88%), 6.20%,  11/17/29
(g)
1,425 1,495,533
4.63%,  03/22/30
(d)
................ 553 553,539
1.65%,  03/11/31 ................. 920 761,340
2.30%,  05/13/31 ................. 710 609,956
1.95%,  12/01/31 ................. 805 662,791
2.90%,  03/03/32 ................. 1,105 966,893
(1-day SOFR + 2.50%), 5.85%,  05/19/34
(g)
1,420 1,477,442
(1-day SOFR + 2.01%), 6.14%,  08/24/34
(g)
1,240 1,314,796
China Cinda Finance 2017 I Ltd.
(e)
4.40%,  03/09/27 ................. 600 588,838
4.75%,  02/08/28 ................. 1,200 1,179,161
4.75%,  02/21/29 ................. 600 586,859
China Everbright Bank Co. Ltd.
(e)
4.99%,  03/02/26 ................. 200 200,624
(1-day SOFR + 0.52%), 5.40%,  05/14/27
(g)
600 598,856
China Great Wall International Holdings III Ltd.,
3.88%,  08/31/27
(e)
............... 600 575,611
Security
Par (000)
Par (000) Value
Capital Markets (continued)
China Great Wall International Holdings V Ltd.,
2.38%,  08/18/30
(e)
............... USD 1,000 $ 850,833
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85%,  08/12/31 ................. 600 510,339
6.13%,  05/16/34 ................. 400 416,562
CI Financial Corp.
7.50%,  05/30/29
(c)
................ 620 645,381
3.20%,  12/17/30 ................. 880 745,402
4.10%,  06/15/51 ................. 200 139,522
CICC Hong Kong Finance 2016 MTN Ltd.
(e)
5.42%,  11/22/25 ................. 400 401,048
2.00%,  01/26/26 ................. 1,000 966,069
5.49%,  03/01/26 ................. 1,200 1,208,998
5.44%,  07/18/26 ................. 600 605,070
5.01%,  01/18/27 ................. 400 401,878
(SOFR Index + 0.95%), 5.79%,  01/18/27
(g)
600 603,042
Citadel Finance LLC, 3.38%,  03/09/26
(c)
.... 775 753,198
Citadel LP, 4.88%,  01/15/27
(c)
.......... 250 246,799
CME Group, Inc.
3.75%,  06/15/28 ................. 1,105 1,082,906
2.65%,  03/15/32 ................. 705 615,939
5.30%,  09/15/43 ................. 718 735,326
4.15%,  06/15/48 ................. 638 546,138
Coinbase Global, Inc.
(c)
3.38%,  10/01/28 ................. 1,015 906,410
3.63%,  10/01/31 ................. 755 629,547
Compass Group Diversified Holdings LLC
(c)
5.25%,  04/15/29 ................. 995 958,381
5.00%,  01/15/32 ................. 310 284,798
Credit Suisse USA LLC, 7.13%,  07/15/32 ... 1,124 1,260,983
Deutsche Bank AG
4.10%,  01/13/26 ................. 1,332 1,316,915
1.69%,  03/19/26 ................. 1,035 993,844
(1-day SOFR + 1.87%), 2.13%,  11/24/26
(g)
1,709 1,655,112
(1-day SOFR + 2.52%), 7.15%,  07/13/27
(g)
940 970,560
5.37%,  09/09/27 ................. 775 790,724
(1-day SOFR + 1.22%), 2.31%,  11/16/27
(g)
1,485 1,404,291
(1-day SOFR + 1.32%), 2.55%,  01/07/28
(g)
1,400 1,323,417
(1-day SOFR + 1.59%), 5.71%,  02/08/28
(g)
525 530,152
5.52%,  09/01/28 ................. 860 857,337
(1-day SOFR + 3.18%), 6.72%,  01/18/29
(g)
1,720 1,792,948
5.41%,  05/10/29 ................. 1,190 1,207,668
(1-day SOFR + 2.51%), 6.82%,  11/20/29
(g)
1,700 1,791,586
(1-day SOFR + 1.70%), 5.00%,  09/11/30
(g)
925 910,782
(1-day SOFR + 5.44%), 5.88%,  07/08/31
(g)
740 738,019
(1-day SOFR + 3.04%), 3.55%,  09/18/31
(g)
1,755 1,590,437
(1-day SOFR + 2.76%), 3.73%,  01/14/32
(g)
810 712,782
(1-day SOFR + 1.72%), 3.04%,  05/28/32
(g)
923 797,790
(5-Year USD Swap Rate + 2.55%),
4.88%,  12/01/32
(g)
............... 1,089 1,056,811
(1-day SOFR + 2.26%), 3.74%,  01/07/33
(g)
1,305 1,121,560
(1-day SOFR + 3.65%), 7.08%,  02/10/34
(g)
1,165 1,222,428
(1-day SOFR + 2.05%), 5.40%,  09/11/35
(g)
1,075 1,044,218
Drawbridge Special Opportunities Fund LP,
3.88%,  02/15/26
(c)
............... 255 247,020
Dresdner Funding Trust I, 8.15%,  06/30/31
(c)
. 1,005 1,117,848
Dua Capital Ltd.
(e)
1.66%,  05/11/26 ................. 200 190,355
2.78%,  05/11/31 ................. 600 528,887
Eaton Vance Corp., 3.50%,  04/06/27 ...... 1,357 1,322,288
FactSet Research Systems, Inc.
2.90%,  03/01/27 ................. 530 508,168
3.45%,  03/01/32 ................. 190 169,412
Fairfax India Holdings Corp., 5.00%,  02/26/28
(e)
500 463,411

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
FMR LLC
(c)
7.57%,  06/15/29 ................. USD 1,305 $ 1,447,733
4.95%,  02/01/33 ................. 390 385,460
6.45%,  11/15/39 ................. 420 468,695
6.50%,  12/14/40 ................. 115 127,725
5.15%,  02/01/43 ................. 423 403,532
Focus Financial Partners LLC,
6.75%,  09/15/31
(c)
............... 1,005 998,535
Franklin BSP Capital Corp., 7.20%,  06/15/29
(c)
(d)
.......................... 20 20,210
Franklin Resources, Inc.
1.60%,  10/30/30 ................. 1,359 1,125,287
2.95%,  08/12/51 ................. 813 523,958
FS KKR Capital Corp.
3.40%,  01/15/26 ................. 970 943,819
2.63%,  01/15/27 ................. 1,130 1,060,350
3.25%,  07/15/27 ................. 440 413,936
3.13%,  10/12/28 ................. 720 647,754
7.88%,  01/15/29 ................. 590 626,215
6.88%,  08/15/29 ................. 515 530,433
Gaci First Investment Co.
(e)
5.00%,  10/13/27 ................. 1,000 999,907
5.00%,  01/29/29 ................. 2,000 1,992,531
4.75%,  02/14/30 ................. 1,800 1,766,747
5.25%,  10/13/32 ................. 1,800 1,800,603
5.25%,  01/29/34 ................. 1,600 1,594,153
4.88%,  02/14/35 ................. 2,000 1,919,103
5.13%,  02/14/53 ................. 1,800 1,554,184
5.38%,  01/29/54 ................. 1,400 1,256,076
5.38%,  10/13/2122 ................ 600 514,713
Goldman Sachs Bank USA
(g)
(1-day SOFR + 0.78%), 5.28%,  03/18/27 . 2,245 2,258,949
(1-day SOFR + 0.75%), 5.41%,  05/21/27 . 1,880 1,897,657
Goldman Sachs BDC, Inc.
2.88%,  01/15/26 ................. 1,062 1,034,056
6.38%,  03/11/27 ................. 520 530,937
Goldman Sachs Group, Inc. (The)
3.75%,  02/25/26 ................. 1,406 1,388,419
3.50%,  11/16/26 ................. 2,354 2,297,112
(1-day SOFR + 0.79%), 1.09%,  12/09/26
(g)
1,720 1,648,711
5.95%,  01/15/27 ................. 1,186 1,216,428
3.85%,  01/26/27 ................. 2,239 2,195,517
(1-day SOFR + 0.80%), 1.43%,  03/09/27
(g)
2,323 2,217,972
(1-day SOFR + 1.51%), 4.39%,  06/15/27
(g)
1,425 1,416,834
(1-day SOFR + 0.82%), 1.54%,  09/10/27
(g)
2,629 2,476,476
(1-day SOFR + 0.91%), 1.95%,  10/21/27
(g)
3,820 3,611,980
(1-day SOFR + 1.11%), 2.64%,  02/24/28
(g)
2,815 2,680,052
(1-day SOFR + 1.85%), 3.62%,  03/15/28
(g)
2,615 2,542,361
(3-mo. CME Term SOFR + 1.77%),
3.69%,  06/05/28
(g)
............... 2,128 2,068,933
(1-day SOFR + 1.73%), 4.48%,  08/23/28
(g)
1,930 1,913,011
(3-mo. CME Term SOFR + 1.42%),
3.81%,  04/23/29
(g)
............... 2,305 2,222,032
(3-mo. CME Term SOFR + 1.56%),
4.22%,  05/01/29
(g)
............... 3,747 3,660,966
(1-day SOFR + 1.77%), 6.48%,  10/24/29
(g)
1,410 1,487,540
2.60%,  02/07/30 ................. 2,043 1,825,390
3.80%,  03/15/30 ................. 3,126 2,958,930
(1-day SOFR + 1.27%), 5.73%,  04/25/30
(g)
2,850 2,930,036
(1-day SOFR + 1.21%), 5.05%,  07/23/30
(g)
2,090 2,094,689
(1-day SOFR + 1.14%), 4.69%,  10/23/30
(g)
1,250 1,234,443
(1-day SOFR + 1.09%), 1.99%,  01/27/32
(g)
2,542 2,117,286
(1-day SOFR + 1.28%), 2.62%,  04/22/32
(g)
2,747 2,362,654
(1-day SOFR + 1.25%), 2.38%,  07/21/32
(g)
3,478 2,932,480
(1-day SOFR + 1.26%), 2.65%,  10/21/32
(g)
2,320 1,978,288
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.13%,  02/15/33 ................. USD 2,293 $ 2,488,295
(1-day SOFR + 1.41%), 3.10%,  02/24/33
(g)
3,188 2,785,757
(1-day SOFR + 1.95%), 6.56%,  10/24/34
(g)
1,145 1,250,943
(1-day SOFR + 1.55%), 5.85%,  04/25/35
(g)
3,085 3,197,017
(1-day SOFR + 1.55%), 5.33%,  07/23/35
(g)
3,455 3,454,372
(1-day SOFR + 1.42%), 5.02%,  10/23/35
(g)
3,735 3,647,784
6.45%,  05/01/36 ................. 818 883,103
6.75%,  10/01/37 ................. 4,865 5,341,163
(3-mo. CME Term SOFR + 1.63%),
4.02%,  10/31/38
(g)
............... 2,637 2,286,113
(3-mo. CME Term SOFR + 1.69%),
4.41%,  04/23/39
(g)
............... 1,699 1,525,661
6.25%,  02/01/41 ................. 2,750 2,976,503
(1-day SOFR + 1.51%), 3.21%,  04/22/42
(g)
2,503 1,891,178
(1-day SOFR + 1.47%), 2.91%,  07/21/42
(g)
1,785 1,290,367
(1-day SOFR + 1.63%), 3.44%,  02/24/43
(g)
1,815 1,400,567
4.80%,  07/08/44 ................. 2,086 1,924,631
5.15%,  05/22/45 ................. 1,963 1,872,104
4.75%,  10/21/45 ................. 2,008 1,841,175
Golub Capital BDC, Inc.
2.50%,  08/24/26 ................. 495 468,806
2.05%,  02/15/27 ................. 825 759,607
7.05%,  12/05/28 ................. 500 519,111
6.00%,  07/15/29 ................. 330 330,466
Golub Capital Private Credit Fund,
5.80%,  09/12/29
(c)
............... 280 273,015
Guojing Capital BVI Ltd., 6.30%,  12/02/25
(e)
. 200 201,543
Guotai Junan Holdings Ltd., 2.00%,  04/21/26
(e)
200 191,772
Guotai Junan International Holdings Ltd.,
2.00%,  03/03/26
(e)
............... 400 384,526
Hainan State Farms International Capital HK
Co. Ltd., 6.20%,  01/29/27
(e)
.......... 400 403,747
Haitong International Securities Group Ltd.,
2.13%,  05/20/26
(e)
............... 400 378,835
HAT Holdings I LLC
(c)
3.38%,  06/15/26 ................. 890 859,544
8.00%,  06/15/27 ................. 835 874,647
3.75%,  09/15/30
(d)
................ 550 482,540
Hercules Capital, Inc.
2.63%,  09/16/26 ................. 115 108,873
3.38%,  01/20/27 ................. 150 142,112
Hightower Holding LLC
(c)
6.75%,  04/15/29
(d)
................ 271 266,463
9.13%,  01/31/30 ................. 400 421,993
HPS Corporate Lending Fund
(c)
6.75%,  01/30/29 ................. 250 254,973
6.25%,  09/30/29 ................. 565 566,080
Hualu International Finance BVI Ltd.,
2.20%,  10/27/26
(e)
............... 200 186,254
Huarong Finance Co. Ltd.
(e)
4.75%,  04/27/27 ................. 600 588,023
4.25%,  11/07/27 ................. 1,430 1,372,952
4.50%,  05/29/29 ................. 700 669,942
Huarong Finance II Co. Ltd.
(e)
5.00%,  11/19/25 ................. 800 794,138
4.63%,  06/03/26 ................. 800 787,145
4.88%,  11/22/26 ................. 600 591,020
Hutchison Whampoa Finance CI Ltd.,
7.50%,  08/01/27
(c)
............... 115 123,016
ICD Funding Ltd., 3.22%,  04/28/26
(e)
...... 600 582,150
Intercontinental Exchange, Inc.
3.75%,  12/01/25 ................. 980 971,123
3.10%,  09/15/27 ................. 1,036 995,731
4.00%,  09/15/27 ................. 1,623 1,601,154
3.75%,  09/21/28 ................. 877 846,978

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.35%,  06/15/29 ................. USD 1,483 $ 1,462,024
2.10%,  06/15/30 ................. 1,706 1,478,955
5.25%,  06/15/31 ................. 525 535,626
1.85%,  09/15/32 ................. 1,877 1,504,645
4.60%,  03/15/33 ................. 1,023 995,789
2.65%,  09/15/40 ................. 975 696,880
4.25%,  09/21/48 ................. 1,373 1,159,819
3.00%,  06/15/50 ................. 1,612 1,076,165
4.95%,  06/15/52 ................. 1,608 1,513,629
3.00%,  09/15/60 ................. 1,043 650,188
5.20%,  06/15/62 ................. 873 841,986
Invesco Finance plc
3.75%,  01/15/26 ................. 403 397,752
5.38%,  11/30/43 ................. 390 374,868
JAB Holdings BV
(c)
3.75%,  05/28/51 ................. 915 600,302
4.50%,  04/08/52 ................. 445 340,526
Jane Street Group
(c)
4.50%,  11/15/29 ................. 540 510,560
7.13%,  04/30/31 ................. 1,395 1,446,019
6.13%,  11/01/32 ................. 1,080 1,081,214
Janus Henderson US Holdings, Inc.,
5.45%,  09/10/34
(c)
............... 235 227,761
Jefferies Financial Group, Inc.
4.85%,  01/15/27 ................. 850 849,468
6.45%,  06/08/27 ................. 435 451,604
5.88%,  07/21/28 ................. 1,380 1,417,756
4.15%,  01/23/30 ................. 1,257 1,201,987
2.63%,  10/15/31 ................. 990 838,758
2.75%,  10/15/32 ................. 690 572,910
6.20%,  04/14/34 ................. 1,805 1,880,719
6.25%,  01/15/36 ................. 585 607,969
6.50%,  01/20/43 ................. 110 116,202
Joy Treasure Assets Holdings, Inc.
(e)
1.88%,  11/17/25 ................. 600 579,486
5.50%,  02/01/27 ................. 800 802,729
4.50%,  03/20/29 ................. 200 193,093
5.75%,  06/06/29 ................. 400 405,048
3.50%,  09/24/29 ................. 800 734,608
2.75%,  11/17/30 ................. 800 691,041
KB Securities Co. Ltd., 2.13%,  11/01/26
(e)
... 200 188,921
Khazanah Capital Ltd.
(e)
4.88%,  06/01/33 ................. 800 792,583
4.76%,  09/05/34 ................. 400 389,491
Khazanah Global Sukuk Bhd.
(e)
4.69%,  06/01/28 ................. 800 796,711
4.48%,  09/05/29 ................. 600 591,609
KKR Group Finance Co. II LLC,
5.50%,  02/01/43
(c)(d)
............... 91 88,174
KKR Group Finance Co. III LLC,
5.13%,  06/01/44
(c)
............... 1,070 991,879
KKR Group Finance Co. VI LLC,
3.75%,  07/01/29
(c)
............... 1,338 1,272,861
KKR Group Finance Co. VII LLC,
3.63%,  02/25/50
(c)
............... 600 434,758
KKR Group Finance Co. VIII LLC,
3.50%,  08/25/50
(c)
............... 1,200 845,294
KKR Group Finance Co. X LLC,
3.25%,  12/15/51
(c)
............... 885 596,965
KKR Group Finance Co. XII LLC,
4.85%,  05/17/32
(c)
............... 716 703,854
Korea Investment & Securities Co. Ltd.
(e)
2.13%,  07/19/26 ................. 200 189,661
6.88%,  11/06/26 ................. 400 411,408
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Lazard Group LLC
3.63%,  03/01/27 ................. USD 338 $ 328,131
4.50%,  09/19/28 ................. 572 560,359
4.38%,  03/11/29 ................. 499 487,504
6.00%,  03/15/31 ................. 265 275,818
Legg Mason, Inc.
4.75%,  03/15/26 ................. 313 312,848
5.63%,  01/15/44 ................. 486 486,147
LPL Holdings, Inc.
5.70%,  05/20/27 ................. 210 213,218
4.63%,  11/15/27
(c)
................ 1,728 1,692,723
6.75%,  11/17/28 ................. 570 600,919
4.00%,  03/15/29
(c)
................ 905 851,113
4.38%,  05/15/31
(c)
................ 990 915,064
6.00%,  05/20/34 ................. 520 530,298
Macquarie Bank Ltd.
(c)
3.90%,  01/15/26
(d)
................ 1,079 1,069,087
5.21%,  06/15/26 ................. 240 242,265
5.39%,  12/07/26 ................. 775 788,051
5.27%,  07/02/27 ................. 795 809,280
3.62%,  06/03/30 ................. 920 842,297
6.80%,  01/18/33 ................. 645 696,139
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
3.05%,  03/03/36
(g)
............... 1,172 1,012,277
Macquarie Group Ltd.
(c)(g)
(1-day SOFR + 1.07%), 1.34%,  01/12/27 . 1,400 1,340,486
(1-day SOFR + 0.91%), 1.63%,  09/23/27 . 1,310 1,231,604
(1-day SOFR + 1.00%), 1.94%,  04/14/28 . 985 914,844
(1-day SOFR + 2.13%), 4.10%,  06/21/28 . 580 567,674
(3-mo. LIBOR USD + 1.37%),
3.76%,  11/28/28 ................ 1,205 1,163,409
(3-mo. LIBOR USD + 1.73%),
4.65%,  03/27/29
(d)
............... 708 699,539
(3-mo. LIBOR USD + 1.75%),
5.03%,  01/15/30 ................ 1,183 1,180,511
(1-day SOFR + 1.44%), 2.69%,  06/23/32 . 1,965 1,680,868
(1-day SOFR + 1.53%), 2.87%,  01/14/33 . 1,715 1,464,360
(1-day SOFR + 2.41%), 4.44%,  06/21/33 . 780 737,800
(1-day SOFR + 2.87%), 5.49%,  11/09/33
(d)
750 760,743
(1-day SOFR + 2.38%), 5.89%,  06/15/34
(d)
480 497,862
(1-day SOFR + 2.30%), 6.26%,  12/07/34
(d)
810 861,016
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%,  07/08/29
(e)(g)
... 200 205,474
Main Street Capital Corp.
3.00%,  07/14/26 ................. 490 468,025
6.50%,  06/04/27 ................. 345 348,146
6.95%,  03/01/29 ................. 160 163,840
Marex Group plc, 6.40%,  11/04/29 ....... 500 500,808
MDGH GMTN RSC Ltd.
2.50%,  05/21/26
(e)
................ 1,200 1,159,099
3.00%,  03/28/27
(e)
................ 200 191,648
4.50%,  11/07/28
(e)
................ 800 793,411
3.75%,  04/19/29
(e)
................ 600 574,392
2.88%,  11/07/29
(e)
................ 850 778,219
2.88%,  05/21/30
(e)
................ 1,400 1,271,471
2.50%,  06/03/31
(e)
................ 1,000 868,028
3.38%,  03/28/32
(e)
................ 800 724,461
5.50%,  04/28/33
(e)
................ 800 825,527
4.38%,  11/22/33
(e)
................ 1,200 1,139,934
5.88%,  05/01/34
(e)
................ 1,000 1,057,041
5.29%,  06/04/34
(e)
................ 200 202,309
6.88%,  11/01/41
(c)
................ 200 234,289
3.70%,  11/07/49
(e)
................ 1,600 1,209,165

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.95%,  05/21/50
(e)
................ USD 2,000 $ 1,568,601
3.40%,  06/07/51
(e)
................ 1,000 711,143
5.08%,  05/22/53
(e)
................ 600 566,066
Mdgh Sukuk Ltd., 4.96%,  04/04/34
(e)
...... 1,800 1,805,950
Mirae Asset Securities Co. Ltd.
(e)
6.88%,  07/26/26 ................. 200 204,982
5.88%,  01/26/27 ................. 600 606,284
6.00%,  01/26/29 ................. 600 613,192
Moody's Corp.
3.25%,  01/15/28 ................. 717 691,220
4.25%,  02/01/29 ................. 660 649,589
2.00%,  08/19/31 ................. 630 528,144
4.25%,  08/08/32 ................. 135 129,152
5.00%,  08/05/34 ................. 455 452,179
2.75%,  08/19/41 ................. 760 537,322
5.25%,  07/15/44 ................. 669 648,340
4.88%,  12/17/48 ................. 415 383,416
3.25%,  05/20/50 ................. 460 319,276
3.75%,  02/25/52 ................. 565 431,695
3.10%,  11/29/61 ................. 735 456,503
Morgan Stanley
5.00%,  11/24/25 ................. 1,088 1,090,870
3.88%,  01/27/26 ................. 2,416 2,394,143
3.13%,  07/27/26 ................. 2,306 2,248,694
6.25%,  08/09/26 ................. 1,875 1,926,129
4.35%,  09/08/26 ................. 3,087 3,066,081
(1-day SOFR + 0.72%), 0.99%,  12/10/26
(g)
2,894 2,772,554
3.63%,  01/20/27 ................. 2,152 2,111,909
(1-day SOFR + 1.30%), 5.05%,  01/28/27
(g)
1,105 1,108,200
3.95%,  04/23/27 ................. 3,057 3,001,512
(1-day SOFR + 0.88%), 1.59%,  05/04/27
(g)
3,965 3,780,528
(1-day SOFR + 0.86%), 1.51%,  07/20/27
(g)
2,135 2,020,243
(1-day SOFR + 1.00%), 2.48%,  01/21/28
(g)
1,595 1,517,246
(1-day SOFR + 1.01%), 5.65%,  04/13/28
(g)
2,805 2,860,241
(1-day SOFR + 1.61%), 4.21%,  04/20/28
(g)
1,489 1,470,085
3.59%,  07/22/28
(g)
................ 2,846 2,758,593
(1-day SOFR + 2.24%), 6.30%,  10/18/28
(g)
1,465 1,524,716
(3-mo. CME Term SOFR + 1.40%),
3.77%,  01/24/29
(g)
............... 2,730 2,641,821
(1-day SOFR + 1.73%), 5.12%,  02/01/29
(g)
1,875 1,890,477
(1-day SOFR + 1.59%), 5.16%,  04/20/29
(g)
3,200 3,227,781
(1-day SOFR + 1.63%), 5.45%,  07/20/29
(g)
1,190 1,213,387
(1-day SOFR + 1.83%), 6.41%,  11/01/29
(g)
1,315 1,384,877
(1-day SOFR + 1.45%), 5.17%,  01/16/30
(g)
2,785 2,809,323
(3-mo. CME Term SOFR + 1.89%),
4.43%,  01/23/30
(g)
............... 2,296 2,250,614
(1-day SOFR + 1.26%), 5.66%,  04/18/30
(g)
1,800 1,848,428
(1-day SOFR + 1.22%), 5.04%,  07/19/30
(g)
2,200 2,207,677
(1-day SOFR + 1.10%), 4.65%,  10/18/30
(g)
3,025 2,984,932
(1-day SOFR + 1.14%), 2.70%,  01/22/31
(g)
3,341 2,986,674
(1-day SOFR + 3.12%), 3.62%,  04/01/31
(g)
2,634 2,463,581
(1-day SOFR + 1.03%), 1.79%,  02/13/32
(g)
2,563 2,113,714
7.25%,  04/01/32 ................. 2,568 2,943,770
(1-day SOFR + 1.02%), 1.93%,  04/28/32
(g)
2,895 2,393,526
(1-day SOFR + 1.18%), 2.24%,  07/21/32
(g)
3,270 2,738,176
(1-day SOFR + 1.20%), 2.51%,  10/20/32
(g)
1,658 1,406,005
(1-day SOFR + 1.29%), 2.94%,  01/21/33
(g)
3,698 3,211,350
(1-day SOFR + 2.08%), 4.89%,  07/20/33
(g)
1,615 1,586,521
(1-day SOFR + 2.56%), 6.34%,  10/18/33
(g)
2,535 2,725,796
(1-day SOFR + 1.87%), 5.25%,  04/21/34
(g)
3,325 3,328,435
(1-day SOFR + 1.88%), 5.42%,  07/21/34
(g)
2,275 2,298,388
(1-day SOFR + 2.05%), 6.63%,  11/01/34
(g)
1,615 1,767,285
(1-day SOFR + 1.73%), 5.47%,  01/18/35
(g)
2,625 2,659,914
(1-day SOFR + 1.58%), 5.83%,  04/19/35
(g)
3,090 3,213,017
(1-day SOFR + 1.56%), 5.32%,  07/19/35
(g)
3,295 3,310,732
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.36%), 2.48%,  09/16/36
(g)
USD 2,963 $ 2,414,903
(1-day SOFR + 2.62%), 5.30%,  04/20/37
(g)
1,220 1,194,920
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.43%),
5.95%,  01/19/38
(g)
............... 2,320 2,358,829
3.97%,  07/22/38
(g)
................ 2,634 2,291,253
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
5.94%,  02/07/39
(g)
............... 945 959,258
(3-mo. CME Term SOFR + 1.69%),
4.46%,  04/22/39
(g)
............... 1,591 1,463,628
(1-day SOFR + 1.49%), 3.22%,  04/22/42
(g)
2,310 1,777,975
6.38%,  07/24/42 ................. 2,177 2,444,264
4.30%,  01/27/45 ................. 2,770 2,417,546
4.38%,  01/22/47 ................. 2,434 2,127,961
(1-day SOFR + 4.84%), 5.60%,  03/24/51
(g)
2,400 2,501,382
(1-day SOFR + 1.43%), 2.80%,  01/25/52
(g)
2,174 1,414,637
Morgan Stanley Direct Lending Fund
4.50%,  02/11/27 ................. 70 68,901
6.15%,  05/17/29
(c)
................ 275 273,621
MSCI, Inc.
(c)
4.00%,  11/15/29 ................. 1,035 981,379
3.63%,  09/01/30 ................. 1,043 955,698
3.88%,  02/15/31 ................. 1,280 1,181,099
3.63%,  11/01/31 ................. 535 483,476
3.25%,  08/15/33 ................. 1,265 1,079,930
Mumtalakat Sukuk Holding Co.,
4.10%,  01/21/27
(e)
............... 400 387,363
Nasdaq, Inc.
3.85%,  06/30/26 ................. 985 971,320
5.35%,  06/28/28 ................. 1,065 1,086,931
1.65%,  01/15/31
(d)
................ 803 667,906
5.55%,  02/15/34 ................. 1,565 1,597,450
2.50%,  12/21/40
(d)
................ 1,045 711,082
3.25%,  04/28/50 ................. 705 483,665
3.95%,  03/07/52 ................. 630 480,465
5.95%,  08/15/53 ................. 885 918,734
6.10%,  06/28/63 ................. 595 621,044
Neuberger Berman Group LLC
(c)
4.50%,  03/15/27 ................. 520 505,250
4.88%,  04/15/45
(d)
................ 475 392,481
New Mountain Finance Corp.
6.20%,  10/15/27 ................. 285 281,751
6.88%,  02/01/29 ................. 15 14,964
NH Investment & Securities Co. Ltd.,
1.88%,  10/07/26
(e)
............... 400 376,874
Nomura Holdings, Inc.
5.71%,  01/09/26 ................. 510 513,809
1.65%,  07/14/26 ................. 1,260 1,191,852
2.33%,  01/22/27 ................. 1,260 1,190,055
5.59%,  07/02/27 ................. 885 897,905
5.39%,  07/06/27 ................. 600 605,341
5.84%,  01/18/28 ................. 530 542,031
6.07%,  07/12/28 ................. 450 465,175
2.17%,  07/14/28 ................. 1,225 1,103,579
2.71%,  01/22/29 ................. 1,070 972,846
5.61%,  07/06/29 ................. 460 469,882
3.10%,  01/16/30 ................. 1,065 964,742
2.68%,  07/16/30 ................. 1,340 1,172,528
2.61%,  07/14/31 ................. 885 751,379
3.00%,  01/22/32 ................. 880 755,420
6.18%,  01/18/33 ................. 635 667,998
6.09%,  07/12/33
(d)
................ 655 689,069
5.78%,  07/03/34 ................. 985 1,004,368

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Northern Trust Corp.
4.00%,  05/10/27 ................. USD 1,535 $ 1,520,439
3.65%,  08/03/28 ................. 876 849,326
3.15%,  05/03/29 ................. 1,094 1,031,313
1.95%,  05/01/30 ................. 1,335 1,158,598
(3-mo. LIBOR USD + 1.13%),
3.38%,  05/08/32
(g)
............... 1,654 1,587,683
6.13%,  11/02/32
(d)
................ 575 616,643
Nuveen LLC
(c)
4.00%,  11/01/28 ................. 1,123 1,093,853
5.55%,  01/15/30 ................. 500 512,115
5.85%,  04/15/34 ................. 620 636,223
Oaktree Specialty Lending Corp.
2.70%,  01/15/27 ................. 840 784,441
7.10%,  02/15/29 ................. 520 537,535
Oaktree Strategic Credit Fund
(c)
8.40%,  11/14/28 ................. 255 273,247
6.50%,  07/23/29 ................. 360 358,423
Osaic Holdings, Inc., 10.75%,  08/01/27
(c)(d)
.. 325 335,383
Otel Sukuk Ltd., 5.38%,  01/24/31
(e)
....... 600 601,926
Pioneer Reward Ltd.
(e)
2.00%,  04/09/26 ................. 800 768,434
5.25%,  08/09/26 ................. 800 805,585
(SOFR Index + 0.90%), 5.77%,  11/29/26
(g)
200 200,665
Prospect Capital Corp.
(d)
3.71%,  01/22/26 ................. 645 627,673
3.36%,  11/15/26 ................. 585 550,129
3.44%,  10/15/28 ................. 575 497,450
Raymond James Financial, Inc.
4.65%,  04/01/30 ................. 622 621,116
4.95%,  07/15/46 ................. 867 801,185
3.75%,  04/01/51 ................. 701 525,096
Rongshi International Finance Ltd.
(e)
1.50%,  11/05/25 ................. 200 193,220
1.88%,  11/22/26 ................. 600 566,688
3.63%,  05/04/27 ................. 800 781,828
S&P Global, Inc.
2.95%,  01/22/27 ................. 575 556,324
2.45%,  03/01/27 ................. 880 839,553
4.75%,  08/01/28 ................. 745 748,003
2.70%,  03/01/29 ................. 1,015 936,990
4.25%,  05/01/29 ................. 1,123 1,103,169
2.50%,  12/01/29 ................. 595 536,764
1.25%,  08/15/30 ................. 341 282,698
2.90%,  03/01/32 ................. 370 325,878
5.25%,  09/15/33 ................. 670 685,572
3.25%,  12/01/49 ................. 1,034 739,676
3.70%,  03/01/52 ................. 1,050 809,062
2.30%,  08/15/60 ................. 1,603 846,243
3.90%,  03/01/62 ................. 475 367,286
Senaat Sukuk Ltd., 4.76%,  12/05/25
(e)
..... 200 198,845
SFG International Holdings Co. Ltd.,
2.40%,  06/03/26
(e)
............... 200 189,597
Shenwan Hongyuan International Finance Ltd.,
1.80%,  07/14/26
(e)
............... 200 189,791
Sixth Street Lending Partners
(c)
6.50%,  03/11/29 ................. 540 543,887
5.75%,  01/15/30 ................. 610 594,691
Sixth Street Specialty Lending, Inc.
2.50%,  08/01/26
(d)
................ 320 304,140
6.95%,  08/14/28 ................. 130 134,904
6.13%,  03/01/29 ................. 75 75,250
SMIC SG Holdings Pte. Ltd., 5.38%,  07/24/29
(e)
200 201,087
State Elite Global Ltd., 1.50%,  09/29/26
(e)
... 600 566,113
Security
Par (000)
Par (000) Value
Capital Markets (continued)
State Street Corp.
2.65%,  05/19/26 ................. USD 922 $ 897,259
5.27%,  08/03/26 ................. 705 713,747
(1-day SOFR + 1.35%), 5.75%,  11/04/26
(g)
828 835,743
4.99%,  03/18/27 ................. 1,055 1,064,840
4.33%,  10/22/27 ................. 845 840,319
(1-day SOFR + 0.56%), 1.68%,  11/18/27
(g)
320 301,180
(1-day SOFR + 0.73%), 2.20%,  02/07/28
(g)
350 332,064
(1-day SOFR + 1.72%), 5.82%,  11/04/28
(g)
345 355,860
(1-day SOFR + 1.02%), 4.53%,  02/20/29
(g)
1,055 1,047,025
(1-day SOFR + 1.48%), 5.68%,  11/21/29
(g)
1,190 1,227,186
(3-mo. CME Term SOFR + 1.29%),
4.14%,  12/03/29
(g)
............... 720 702,566
2.40%,  01/24/30 ................. 1,808 1,612,106
2.20%,  03/03/31 ................. 1,375 1,180,474
(1-day SOFR + 2.65%), 3.15%,  03/30/31
(g)
1,098 1,009,529
(1-day SOFR + 1.05%), 4.68%,  10/22/32
(g)
825 812,524
(1-day SOFR + 1.00%), 2.62%,  02/07/33
(g)
900 771,492
(1-day SOFR + 1.61%), 4.42%,  05/13/33
(g)
520 501,685
(1-day SOFR + 1.73%), 4.16%,  08/04/33
(g)
502 474,759
(1-day SOFR + 1.57%), 4.82%,  01/26/34
(g)
800 786,948
(1-day SOFR + 1.89%), 5.16%,  05/18/34
(d)
(g)
.......................... 595 599,927
(1-day SOFR + 1.49%), 3.03%,  11/01/34
(g)
658 588,813
(1-day SOFR + 1.96%), 6.12%,  11/21/34
(g)
780 821,599
Stifel Financial Corp., 4.00%,  05/15/30 .... 330 310,991
StoneX Group, Inc., 7.88%,  03/01/31
(c)
.... 490 515,768
Suci Second Investment Co.
(e)
4.38%,  09/10/27 ................. 1,400 1,381,262
6.00%,  10/25/28 ................. 2,200 2,283,465
5.17%,  03/05/31 ................. 2,000 2,008,703
6.25%,  10/25/33 ................. 1,400 1,506,947
SURA Asset Management SA,
4.38%,  04/11/27
(e)
................ 400 392,749
Temasek Financial I Ltd.
(c)
3.63%,  08/01/28
(d)
................ 1,100 1,073,654
1.00%,  10/06/30 ................. 500 413,474
1.63%,  08/02/31 ................. 1,000 837,071
5.38%,  11/23/39 ................. 500 539,964
2.38%,  08/02/41 ................. 750 557,764
3.38%,  07/23/42
(d)
................ 500 431,254
2.25%,  04/06/51 ................. 850 548,617
2.75%,  08/02/61 ................. 1,100 743,088
2.50%,  10/06/70 ................. 1,000 618,766
TFI Overseas Investment Ltd.,
6.25%,  05/31/26
(e)
............... 600 591,938
TPG Operating Group II LP, 5.88%,  03/05/34 515 532,454
UBS AG
1.25%,  06/01/26 ................. 1,940 1,841,889
1.25%,  08/07/26 ................. 1,470 1,387,530
5.00%,  07/09/27 ................. 2,200 2,218,489
7.50%,  02/15/28 ................. 1,835 1,976,659
5.65%,  09/11/28 ................. 610 628,568
4.50%,  06/26/48 ................. 1,537 1,373,395
UBS Group AG
4.13%,  04/15/26
(c)
................ 2,303 2,278,243
4.55%,  04/17/26 ................. 1,763 1,756,123
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.55%),
5.71%,  01/12/27
(c)(g)
.............. 1,390 1,400,381
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.08%),
1.36%,  01/30/27
(c)(g)
.............. 2,288 2,186,221
(SOFR Index + 0.98%), 1.31%,  02/02/27
(c)
(g)
.......................... 3,830 3,656,416

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
4.70%,  08/05/27
(c)(g)
.............. USD 1,410 $ 1,403,539
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.85%),
1.49%,  08/10/27
(c)(g)
.............. 2,285 2,148,740
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.60%),
6.33%,  12/22/27
(c)(g)
.............. 1,600 1,646,203
4.28%,  01/09/28
(c)
................ 1,965 1,922,427
4.25%,  03/23/28
(c)
................ 1,910 1,870,359
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.75%),
4.75%,  05/12/28
(c)(g)
.............. 1,195 1,188,853
(1-day SOFR + 3.70%), 6.44%,  08/11/28
(c)
(g)
.......................... 1,620 1,681,922
(3-mo. LIBOR USD + 1.41%),
3.87%,  01/12/29
(c)(g)
.............. 2,197 2,122,888
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.80%),
6.25%,  09/22/29
(c)(g)
.............. 1,710 1,784,996
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
5.43%,  02/08/30
(c)(g)
.............. 3,285 3,331,930
(3-mo. LIBOR USD + 1.47%),
3.13%,  08/13/30
(c)(g)
.............. 1,900 1,743,096
(USISSO01 + 1.34%), 5.62%,  09/13/30
(c)(g)
830 847,769
(1-day SOFR + 3.73%), 4.19%,  04/01/31
(c)
(g)
.......................... 2,835 2,712,558
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.00%),
2.10%,  02/11/32
(c)(g)
.............. 1,130 942,646
(1-day SOFR + 1.73%), 3.09%,  05/14/32
(c)
(g)
.......................... 2,975 2,624,777
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
2.75%,  02/11/33
(c)(g)
.............. 1,480 1,254,878
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
4.99%,  08/05/33
(c)(g)
.............. 1,300 1,281,341
(1-day SOFR + 3.92%), 6.54%,  08/12/33
(c)
(g)
.......................... 2,350 2,526,506
(1-day SOFR + 5.02%), 9.02%,  11/15/33
(c)
(g)
.......................... 1,490 1,836,092
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.20%),
5.96%,  01/12/34
(c)(g)
.............. 2,225 2,314,758
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
6.30%,  09/22/34
(c)(g)
.............. 2,590 2,763,340
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.77%),
5.70%,  02/08/35
(c)(g)
.............. 1,700 1,739,116
(1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.10%),
3.18%,  02/11/43
(c)(g)
.............. 2,303 1,708,564
4.88%,  05/15/45 ................. 2,352 2,170,422
(USISSO01 + 1.86%), 5.38%,  09/06/45
(c)(g)
900 881,481
USAA Capital Corp.
(c)
5.25%,  06/01/27 ................. 300 304,640
2.13%,  05/01/30 ................. 655 570,310
VFH Parent LLC, 7.50%,  06/15/31
(c)
...... 655 673,614
Western & Southern Financial Group, Inc.,
5.75%,  07/15/33
(c)
............... 615 632,561
XP, Inc., 6.75%,  07/02/29
(d)(e)
........... 800 802,995
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Zhongyuan Zhicheng Co. Ltd.
(e)
3.20%,  07/06/26 ................. USD 400 $ 386,368
5.90%,  06/20/27 ................. 400 407,794
Zhuji Development Ltd., 5.55%,  08/20/27
(e)
.. 400 402,128
691,258,684
Chemicals — 0.5%
Air Liquide Finance SA
(c)
2.50%,  09/27/26 ................. 1,165 1,122,153
2.25%,  09/10/29 ................. 1,065 958,266
3.50%,  09/27/46 ................. 605 462,229
Air Products & Chemicals, Inc.
1.85%,  05/15/27 ................. 656 615,858
4.60%,  02/08/29 ................. 1,025 1,027,171
2.05%,  05/15/30 ................. 1,085 945,886
4.75%,  02/08/31 ................. 930 931,444
4.80%,  03/03/33 ................. 1,025 1,021,788
4.85%,  02/08/34 ................. 855 849,021
2.70%,  05/15/40 ................. 858 628,027
2.80%,  05/15/50 ................. 952 622,850
Albemarle Corp.
4.65%,  06/01/27 ................. 265 263,200
5.05%,  06/01/32
(d)
................ 930 904,793
5.45%,  12/01/44 ................. 332 304,714
5.65%,  06/01/52
(d)
................ 495 447,911
Alpek SAB de CV
(e)
4.25%,  09/18/29 ................. 400 375,880
3.25%,  02/25/31 ................. 600 521,003
Ashland, Inc.
3.38%,  09/01/31
(c)
................ 455 394,803
6.88%,  05/15/43 ................. 285 301,154
ASP Unifrax Holdings, Inc.
7.10%,  09/30/29
(c)
................ 955 565,319
0.00%,  12/31/49
(b)(g)
............... 1,225 1,213,510
Avient Corp.
(c)
7.13%,  08/01/30 ................. 710 730,402
6.25%,  11/01/31 ................. 655 658,167
Axalta Coating Systems Dutch Holding B BV,
7.25%,  02/15/31
(c)
............... 535 559,931
Axalta Coating Systems LLC
(c)
4.75%,  06/15/27 ................. 462 452,748
3.38%,  02/15/29 ................. 625 574,882
Bayport Polymers LLC, 5.14%,  04/14/32
(c)
.. 70 66,699
Braskem America Finance Co.,
7.13%,  07/22/41
(d)(e)
.............. 800 735,360
Braskem Idesa SAPI
(d)(e)
7.45%,  11/15/29 ................. 1,000 790,436
6.99%,  02/20/32 ................. 1,000 740,661
Braskem Netherlands Finance BV
4.50%,  01/10/28
(d)(e)
............... 1,200 1,125,707
4.50%,  01/31/30
(e)
................ 1,600 1,391,274
8.50%,  01/12/31
(e)
................ 800 827,701
7.25%,  02/13/33
(e)
................ 1,000 968,921
8.00%,  10/15/34
(c)
................ 800 797,773
5.88%,  01/31/50
(d)(e)
............... 800 594,441
Cabot Corp.
4.00%,  07/01/29 ................. 480 464,178
5.00%,  06/30/32 ................. 550 544,407
Celanese US Holdings LLC
1.40%,  08/05/26 ................. 445 418,240
6.17%,  07/15/27 ................. 2,445 2,500,242
6.35%,  11/15/28 ................. 1,220 1,262,642
6.33%,  07/15/29 ................. 840 869,174
6.55%,  11/15/30 ................. 900 942,678
6.38%,  07/15/32 ................. 1,210 1,254,239

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.70%,  11/15/33 ................. USD 820 $ 871,236
Cerdia Finanz GmbH, 9.38%,  10/03/31
(c)
... 905 930,525
CF Industries, Inc.
4.50%,  12/01/26
(c)
................ 760 755,323
5.15%,  03/15/34 ................. 735 720,173
4.95%,  06/01/43 ................. 671 602,497
5.38%,  03/15/44 ................. 670 629,519
Chemours Co. (The)
5.38%,  05/15/27 ................. 440 422,669
5.75%,  11/15/28
(c)
................ 785 726,722
4.63%,  11/15/29
(c)(d)
............... 622 539,170
Chevron Phillips Chemical Co. LLC
(c)
3.40%,  12/01/26 ................. 840 818,131
3.70%,  06/01/28 ................. 275 264,335
CNAC HK Finbridge Co. Ltd.
(e)
4.13%,  07/19/27 ................. 1,400 1,370,835
5.13%,  03/14/28 ................. 1,550 1,552,944
3.88%,  06/19/29 ................. 800 761,138
3.00%,  09/22/30 ................. 1,000 895,535
Consolidated Energy Finance SA
(c)
6.50%,  05/15/26 ................. 225 221,778
5.63%,  10/15/28 ................. 545 443,826
12.00%,  02/15/31 ................. 610 595,004
CVR Partners LP, 6.13%,  06/15/28
(c)
...... 565 540,456
Dow Chemical Co. (The)
4.80%,  11/30/28 ................. 1,105 1,107,201
7.38%,  11/01/29 ................. 1,235 1,367,081
2.10%,  11/15/30 ................. 1,050 899,488
6.30%,  03/15/33
(d)
................ 625 674,068
5.15%,  02/15/34
(d)
................ 595 592,126
4.25%,  10/01/34 ................. 767 713,832
9.40%,  05/15/39 ................. 501 669,891
5.25%,  11/15/41 ................. 753 712,411
4.38%,  11/15/42 ................. 1,378 1,161,541
4.63%,  10/01/44 ................. 676 584,262
5.55%,  11/30/48 ................. 905 874,882
4.80%,  05/15/49 ................. 544 474,063
3.60%,  11/15/50 ................. 1,106 790,651
6.90%,  05/15/53 ................. 1,030 1,168,398
5.60%,  02/15/54 ................. 480 470,077
DuPont de Nemours, Inc.
4.49%,  11/15/25 ................. 1,767 1,761,590
4.73%,  11/15/28 ................. 2,823 2,821,331
5.32%,  11/15/38 ................. 1,221 1,260,840
5.42%,  11/15/48 ................. 1,401 1,462,716
Eastman Chemical Co.
4.50%,  12/01/28 ................. 492 485,439
5.00%,  08/01/29 ................. 690 692,247
5.75%,  03/08/33 ................. 300 307,655
5.63%,  02/20/34 ................. 345 348,420
4.80%,  09/01/42 ................. 810 720,328
4.65%,  10/15/44 ................. 1,034 887,628
Ecolab, Inc.
2.70%,  11/01/26 ................. 865 835,248
1.65%,  02/01/27 ................. 100 94,039
3.25%,  12/01/27 ................. 324 312,105
5.25%,  01/15/28 ................. 781 798,173
4.80%,  03/24/30 ................. 915 919,394
1.30%,  01/30/31 ................. 683 558,252
2.13%,  02/01/32 ................. 1,095 920,566
5.50%,  12/08/41 ................. 80 82,298
3.95%,  12/01/47 ................. 490 403,860
2.13%,  08/15/50 ................. 980 548,607
2.70%,  12/15/51 ................. 913 573,680
2.75%,  08/18/55 ................. 474 292,861
Security
Par (000)
Par (000) Value
Chemicals (continued)
EIDP, Inc.
4.50%,  05/15/26 ................. USD 330 $ 329,482
2.30%,  07/15/30 ................. 602 529,406
4.80%,  05/15/33 ................. 170 167,318
Element Solutions, Inc., 3.88%,  09/01/28
(c)
.. 775 746,483
Equate Sukuk Spc Ltd., 5.00%,  09/05/31
(e)
.. 400 403,219
FMC Corp.
5.15%,  05/18/26 ................. 430 431,248
3.20%,  10/01/26 ................. 523 505,876
3.45%,  10/01/29 ................. 436 401,219
5.65%,  05/18/33
(d)
................ 630 633,987
4.50%,  10/01/49 ................. 565 455,389
6.38%,  05/18/53 ................. 545 566,452
FXI Holdings, Inc.
12.25%,  11/15/26
(c)
................ 1,161 1,155,473
GC Treasury Center Co. Ltd.
(e)
2.98%,  03/18/31
(d)
................ 1,200 1,036,512
4.30%,  03/18/51 ................. 300 233,389
GPD Cos., Inc., 10.13%,  04/01/26
(c)
...... 490 465,738
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%,  07/18/29
(e)
............... 400 404,007
HB Fuller Co.
4.00%,  02/15/27 ................. 300 291,463
4.25%,  10/15/28 ................. 290 274,794
Herens Holdco SARL, 4.75%,  05/15/28
(c)
... 345 301,697
Huntsman International LLC
4.50%,  05/01/29 ................. 839 806,043
2.95%,  06/15/31 ................. 378 319,497
5.70%,  10/15/34 ................. 350 339,782
ICL Group Ltd., 6.38%,  05/31/38
(c)(e)
...... 753 731,254
Illuminate Buyer LLC, 9.00%,  07/01/28
(c)
... 449 454,853
INEOS Finance plc
(c)
6.75%,  05/15/28 ................. 400 403,086
7.50%,  04/15/29 ................. 790 816,357
INEOS Quattro Finance 2 plc,
9.63%,  03/15/29
(c)
............... 360 381,333
Ingevity Corp., 3.88%,  11/01/28
(c)
........ 560 516,042
Innophos Holdings, Inc., 9.38%,  02/15/28
(c)(d)
. 280 264,175
International Flavors & Fragrances, Inc.
1.83%,  10/15/27
(c)
................ 1,305 1,195,172
4.45%,  09/26/28 ................. 575 565,997
2.30%,  11/01/30
(c)
................ 1,158 990,896
3.27%,  11/15/40
(c)
................ 300 220,380
4.38%,  06/01/47 ................. 906 725,196
5.00%,  09/26/48 ................. 950 842,731
3.47%,  12/01/50
(c)
................ 885 602,969
Iris Holdings, Inc., 8.75%, (8.75% Cash or
9.50% PIK), 02/15/26
(c)(h)
............ 175 163,549
Kobe US Midco 2, Inc., 9.25%,  11/01/26
(c)
.. 186 147,661
Kraton Corp., 5.00%,  07/15/27
(e)
........ 1,000 1,007,076
LG Chem Ltd.
(e)
1.38%,  07/07/26 ................. 600 564,347
3.63%,  04/15/29 ................. 400 376,755
2.38%,  07/07/31
(d)
................ 600 503,485
Linde, Inc.
4.70%,  12/05/25 ................. 560 560,733
3.20%,  01/30/26 ................. 389 383,344
1.10%,  08/10/30 ................. 645 533,441
3.55%,  11/07/42 ................. 311 250,682
2.00%,  08/10/50 ................. 765 420,212
LSB Industries, Inc., 6.25%,  10/15/28
(c)
.... 505 489,031
LSF11 A5 HoldCo LLC, 6.63%,  10/15/29
(c)(d)
. 350 357,056
Lubrizol Corp. (The), 6.50%,  10/01/34 ..... 555 627,971
LYB Finance Co. BV, 8.10%,  03/15/27
(c)
.... 440 466,018

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance BV
5.25%,  07/15/43 ................. USD 607 $ 561,782
4.88%,  03/15/44
(d)
................ 1,089 962,218
LYB International Finance II BV,
3.50%,  03/02/27 ................ 340 330,148
LYB International Finance III LLC
2.25%,  10/01/30 ................. 1,045 897,297
5.63%,  05/15/33 ................. 890 912,324
5.50%,  03/01/34 ................. 745 748,524
3.38%,  10/01/40 ................. 655 492,799
4.20%,  10/15/49 ................. 875 681,691
4.20%,  05/01/50 ................. 1,004 780,275
3.63%,  04/01/51 ................. 1,046 735,479
3.80%,  10/01/60 ................. 695 477,287
LyondellBasell Industries NV, 4.63%,  02/26/55 585 480,408
Mativ Holdings, Inc., 8.00%,  10/01/29
(c)(d)
... 405 411,658
MEGlobal BV
(e)
4.25%,  11/03/26 ................. 1,100 1,076,903
2.63%,  04/28/28 ................. 800 727,126
MEGlobal Canada ULC, 5.88%,  05/18/30
(e)
.. 800 825,998
Methanex Corp.
5.13%,  10/15/27 ................. 630 613,071
5.25%,  12/15/29 ................. 701 677,349
5.65%,  12/01/44 ................. 300 267,191
Minerals Technologies, Inc., 5.00%,  07/01/28
(c)
395 382,419
Mosaic Co. (The)
4.05%,  11/15/27 ................. 1,105 1,083,108
5.38%,  11/15/28
(d)
................ 400 406,940
5.45%,  11/15/33 ................. 609 610,411
4.88%,  11/15/41 ................. 510 453,039
5.63%,  11/15/43 ................. 365 350,813
NewMarket Corp., 2.70%,  03/18/31 ...... 390 335,802
Nufarm Australia Ltd., 5.00%,  01/27/30
(c)
... 340 314,730
Nutrien Ltd.
5.95%,  11/07/25 ................. 575 583,147
4.00%,  12/15/26 ................. 1,303 1,281,501
5.20%,  06/21/27 ................. 475 481,341
4.90%,  03/27/28 ................. 665 669,125
4.20%,  04/01/29 ................. 733 715,224
2.95%,  05/13/30 ................. 956 868,355
5.40%,  06/21/34 ................. 450 452,158
4.13%,  03/15/35 ................. 639 574,032
5.88%,  12/01/36 ................. 405 420,494
5.63%,  12/01/40 ................. 190 187,180
6.13%,  01/15/41 ................. 170 176,759
4.90%,  06/01/43 ................. 214 193,944
5.25%,  01/15/45 ................. 573 539,674
5.00%,  04/01/49 ................. 651 595,016
3.95%,  05/13/50 ................. 525 407,336
5.80%,  03/27/53 ................. 570 580,622
OCI NV, 6.70%,  03/16/33
(c)
............ 625 624,043
Olin Corp.
5.13%,  09/15/27 ................. 461 454,581
5.63%,  08/01/29 ................. 600 591,464
5.00%,  02/01/30 ................. 519 495,094
Olympus Water US Holding Corp.
(c)
7.13%,  10/01/27 ................. 300 304,655
4.25%,  10/01/28 ................. 830 781,789
9.75%,  11/15/28 ................. 1,700 1,804,143
6.25%,  10/01/29 ................. 380 365,592
7.25%,  06/15/31 ................. 810 831,089
Orbia Advance Corp. SAB de CV
(e)
1.88%,  05/11/26 ................. 405 382,421
4.00%,  10/04/27 ................. 400 383,453
2.88%,  05/11/31 ................. 400 331,705
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.75%,  09/19/42 ................. USD 400 $ 392,006
5.88%,  09/17/44 ................. 1,000 875,181
5.50%,  01/15/48 ................. 600 497,469
PPG Industries, Inc.
1.20%,  03/15/26 ................. 475 452,418
3.75%,  03/15/28 ................. 481 467,053
2.80%,  08/15/29 ................. 225 205,433
2.55%,  06/15/30 ................. 85 75,345
Rain Carbon, Inc., 12.25%,  09/01/29
(c)(d)
.... 445 473,915
Rayonier AM Products, Inc., 7.63%,  01/15/26
(c)
483 483,345
Rohm & Haas Co., 7.85%,  07/15/29 ...... 195 216,502
RPM International, Inc.
3.75%,  03/15/27 ................. 750 732,086
4.55%,  03/01/29 ................. 900 890,681
2.95%,  01/15/32 ................. 245 213,883
5.25%,  06/01/45 ................. 210 201,535
4.25%,  01/15/48
(d)
................ 200 169,530
SABIC Capital I BV
(e)
2.15%,  09/14/30 ................. 400 341,243
3.00%,  09/14/50 ................. 600 416,969
SABIC Capital II BV, 4.50%,  10/10/28
(e)
.... 1,000 986,881
Sasol Financing USA LLC
4.38%,  09/18/26 ................. 600 578,205
6.50%,  09/27/28
(d)
................ 800 777,406
8.75%,  05/03/29
(e)
................ 1,000 1,031,339
5.50%,  03/18/31 ................. 800 687,725
SCIH Salt Holdings, Inc.
(c)
4.88%,  05/01/28 ................. 1,104 1,056,800
6.63%,  05/01/29 ................. 690 669,009
SCIL IV LLC, 5.38%,  11/01/26
(c)
......... 755 746,294
Scotts Miracle-Gro Co. (The)
5.25%,  12/15/26 ................. 255 254,174
4.50%,  10/15/29 ................. 390 368,307
4.00%,  04/01/31 ................. 475 424,812
4.38%,  02/01/32 ................. 400 361,083
Sherwin-Williams Co. (The)
3.95%,  01/15/26 ................. 520 515,468
3.45%,  06/01/27 ................. 1,691 1,641,282
4.55%,  03/01/28 ................. 605 602,776
2.95%,  08/15/29 ................. 874 804,777
2.30%,  05/15/30 ................. 585 513,096
4.80%,  09/01/31 ................. 595 589,778
2.20%,  03/15/32
(d)
................ 635 530,866
4.00%,  12/15/42 ................. 80 65,315
4.55%,  08/01/45 ................. 420 365,910
4.50%,  06/01/47 ................. 1,294 1,116,744
3.80%,  08/15/49 ................. 525 401,373
3.30%,  05/15/50 ................. 975 676,960
2.90%,  03/15/52 ................. 605 383,367
SK Invictus Intermediate II SARL,
5.00%,  10/30/29
(c)
............... 695 658,413
SNF Group SACA
(c)
3.13%,  03/15/27 ................. 360 342,328
3.38%,  03/15/30 ................. 370 331,002
Sociedad Quimica y Minera de Chile SA
4.25%,  05/07/29
(e)
................ 400 386,927
6.50%,  11/07/33
(e)
................ 1,000 1,044,719
5.50%,  09/10/34
(c)
................ 800 767,611
5.50%,  09/10/34
(e)
................ 400 383,806
4.25%,  01/22/50
(e)
................ 400 314,248
3.50%,  09/10/51
(d)(e)
............... 800 540,213
Solvay Finance America LLC
(c)
5.65%,  06/04/29 ................. 405 414,218
5.85%,  06/04/34 ................. 495 505,466
Syngenta Finance NV, 5.18%,  04/24/28
(c)
... 690 688,843

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
TPC Group, Inc., 13.00%,  12/16/27
(c)
..... USD 50 $ 50,514
Trinseo Materials Operating SCA,
5.13%,  04/01/29
(c)
............... 340 181,833
Tronox, Inc., 4.63%,  03/15/29
(c)
......... 1,100 997,121
UPL Corp. Ltd., 4.63%,  06/16/30
(e)
....... 600 511,852
Vibrantz Technologies, Inc., 9.00%,  02/15/30
(c)
768 719,429
Westlake Corp.
3.60%,  08/15/26 ................. 731 715,518
3.38%,  06/15/30 ................. 390 359,378
2.88%,  08/15/41 ................. 575 398,383
5.00%,  08/15/46 ................. 703 630,738
4.38%,  11/15/47 ................. 450 366,474
3.13%,  08/15/51 ................. 685 439,387
3.38%,  08/15/61 ................. 685 426,558
WR Grace Holdings LLC
(c)
4.88%,  06/15/27 ................. 690 676,731
5.63%,  08/15/29 ................. 1,129 1,042,472
7.38%,  03/01/31 ................. 305 314,827
Xianjin Industry Investment Co. Ltd.,
5.80%,  09/05/26
(e)
............... 200 201,013
Yara International ASA
3.80%,  06/06/26
(c)(d)
............... 65 63,778
4.75%,  06/01/28
(c)
................ 1,025 1,014,606
3.15%,  06/04/30
(c)
................ 890 797,214
7.38%,  11/14/32
(e)
................ 580 640,317
175,970,229
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 4.25%,  03/15/29
(c)
.... 575 527,408
ADT Security Corp. (The)
(c)
4.13%,  08/01/29 ................. 990 925,724
4.88%,  07/15/32 ................. 735 684,318
Allied Universal Holdco LLC
(c)
9.75%,  07/15/27 ................. 1,049 1,051,319
4.63%,  06/01/28 ................. 1,930 1,809,539
6.00%,  06/01/29
(d)
................ 970 887,649
7.88%,  02/15/31 ................. 2,830 2,880,974
Ambipar Lux SARL, 9.88%,  02/06/31
(d)(e)
... 800 819,692
APi Group DE, Inc.
(c)
4.13%,  07/15/29 ................. 338 311,629
4.75%,  10/15/29 ................. 280 265,615
Aramark Services, Inc., 5.00%,  02/01/28
(c)
.. 1,158 1,137,475
Bidvest Group UK plc (The), 3.63%,  09/23/26
(e)
800 778,717
Brink's Co. (The)
(c)
4.63%,  10/15/27 ................. 594 576,966
6.50%,  06/15/29 ................. 395 403,583
6.75%,  06/15/32 ................. 365 371,618
California Endowment (The), Series 2021,
2.50%,  04/01/51 ................ 470 296,301
Cimpress plc, 7.38%,  09/15/32
(c)
........ 535 526,623
Cintas Corp. No. 2
3.70%,  04/01/27 ................. 994 976,296
4.00%,  05/01/32 ................. 280 265,678
Clean Harbors, Inc.
(c)
4.88%,  07/15/27 ................. 490 482,740
5.13%,  07/15/29 ................. 300 291,533
6.38%,  02/01/31 ................. 495 497,930
CoreCivic, Inc.
4.75%,  10/15/27
(d)
................ 245 233,397
8.25%,  04/15/29 ................. 500 525,767
Deluxe Corp., 8.00%,  06/01/29
(c)
........ 475 447,724
Element Fleet Management Corp.
(c)
6.27%,  06/26/26 ................. 435 443,626
5.64%,  03/13/27 ................. 400 405,613
6.32%,  12/04/28 ................. 825 862,651
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Enviri Corp., 5.75%,  07/31/27
(c)(d)
........ USD 465 $ 447,959
Ford Foundation (The)
Series 2020, 2.42%,  06/01/50 ......... 765 475,617
Series 2020, 2.82%,  06/01/70 ......... 555 331,705
Garda World Security Corp.
(c)
4.63%,  02/15/27 ................. 570 554,905
9.50%,  11/01/27 ................. 607 607,196
7.75%,  02/15/28 ................. 440 454,330
6.00%,  06/01/29 ................. 505 473,133
8.25%,  08/01/32 ................. 545 542,079
8.38%,  11/15/32
(d)
................ 1,170 1,169,563
GEO Group, Inc. (The)
8.63%,  04/15/29 ................. 650 679,683
10.25%,  04/15/31 ................. 626 671,060
GFL Environmental, Inc.
(c)
3.75%,  08/01/25 ................. 570 564,284
5.13%,  12/15/26 ................. 515 510,464
4.00%,  08/01/28 ................. 695 656,767
3.50%,  09/01/28 ................. 725 679,647
4.75%,  06/15/29 ................. 700 668,896
4.38%,  08/15/29 ................. 530 496,649
6.75%,  01/15/31 ................. 975 1,003,865
Interface, Inc., 5.50%,  12/01/28
(c)
........ 315 307,334
Madison IAQ LLC
(c)
4.13%,  06/30/28 ................. 650 615,397
5.88%,  06/30/29 ................. 1,035 981,401
Matthews International Corp.,
8.63%,  10/01/27
(c)
............... 300 309,133
Nature Conservancy (The), Series A,
3.96%,  03/01/52 ................ 305 251,134
NongHyup Bank
(e)
4.00%,  01/06/26 ................. 200 198,064
1.25%,  07/28/26 ................. 200 188,124
4.25%,  07/06/27 ................. 200 197,956
4.88%,  07/03/28 ................. 800 802,643
4.75%,  07/22/29 ................. 400 400,186
Pitney Bowes, Inc.
(c)
6.88%,  03/15/27 ................. 380 376,053
7.25%,  03/15/29 ................. 355 348,858
Prime Security Services Borrower LLC
(c)
5.75%,  04/15/26 ................. 1,365 1,365,972
3.38%,  08/31/27 ................. 1,010 949,857
6.25%,  01/15/28
(d)
................ 1,245 1,243,753
Raven Acquisition Holdings LLC,
6.88%,  11/15/31
(c)
................ 900 898,079
RELX Capital, Inc.
4.00%,  03/18/29 ................. 2,163 2,104,436
3.00%,  05/22/30 ................. 679 620,122
4.75%,  05/20/32 ................. 110 109,152
Republic Services, Inc.
0.88%,  11/15/25 ................. 868 834,199
2.90%,  07/01/26 ................. 678 660,413
3.38%,  11/15/27 ................. 1,183 1,143,245
3.95%,  05/15/28 ................. 1,140 1,113,951
4.88%,  04/01/29 ................. 995 1,000,279
5.00%,  11/15/29 ................. 350 353,364
2.30%,  03/01/30 ................. 1,104 976,995
1.45%,  02/15/31 ................. 810 662,550
1.75%,  02/15/32 ................. 1,080 874,742
2.38%,  03/15/33 ................. 615 504,768
5.00%,  12/15/33 ................. 600 599,230
5.00%,  04/01/34 ................. 595 592,070
5.20%,  11/15/34 ................. 365 369,291
6.20%,  03/01/40 ................. 235 254,177
5.70%,  05/15/41 ................. 298 303,546

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.05%,  03/01/50 ................. USD 818 $ 558,846
Reworld Holding Corp.
4.88%,  12/01/29
(c)
................ 695 648,098
5.00%,  09/01/30 ................. 410 376,524
Rockefeller Foundation (The), Series 2020,
2.49%,  10/01/50 ................ 759 478,809
RR Donnelley & Sons Co.
(c)
8.50%,  04/15/29 ................. 150 145,167
9.50%,  08/01/29 ................. 1,055 1,062,617
10.88%,  08/01/29 ................. 525 517,566
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c)(d)(h)
.......... 392 690,985
Steelcase, Inc., 5.13%,  01/18/29 ........ 451 434,652
Stericycle, Inc., 3.88%,  01/15/29
(c)
....... 470 464,790
Veralto Corp.
5.50%,  09/18/26 ................. 860 871,532
5.35%,  09/18/28 ................. 865 880,743
5.45%,  09/18/33 ................. 655 664,637
Vericast Corp., 15.00%, (15.00% Cash or
13.00% PIK), 12/15/30
(c)(h)
........... 763 896,812
VM Consolidated, Inc., 5.50%,  04/15/29
(c)(d)
.. 338 326,884
WASH Multifamily Acquisition, Inc.,
5.75%,  04/15/26
(c)
............... 850 848,007
Waste Connections, Inc.
4.25%,  12/01/28 ................. 395 388,524
3.50%,  05/01/29 ................. 1,412 1,344,272
2.60%,  02/01/30 ................. 317 285,574
2.20%,  01/15/32 ................. 715 596,182
3.20%,  06/01/32 ................. 560 497,060
4.20%,  01/15/33 ................. 710 668,258
5.00%,  03/01/34 ................. 480 475,993
3.05%,  04/01/50 ................. 545 366,844
2.95%,  01/15/52 ................. 1,220 795,275
Waste Management, Inc.
0.75%,  11/15/25 ................. 376 361,335
4.95%,  07/03/27 ................. 400 404,180
3.15%,  11/15/27 ................. 992 953,867
1.15%,  03/15/28 ................. 668 597,316
4.50%,  03/15/28 ................. 975 973,343
4.88%,  02/15/29
(d)
................ 665 672,243
2.00%,  06/01/29 ................. 538 481,336
4.63%,  02/15/30 ................. 920 916,597
4.65%,  03/15/30 ................. 975 971,818
1.50%,  03/15/31 ................. 1,180 973,703
4.95%,  07/03/31 ................. 355 358,257
4.80%,  03/15/32 ................. 975 969,212
4.15%,  04/15/32 ................. 920 883,178
4.63%,  02/15/33 ................. 585 576,334
4.88%,  02/15/34
(d)
................ 1,495 1,489,947
4.95%,  03/15/35 ................. 1,450 1,442,647
2.95%,  06/01/41 ................. 535 398,138
4.10%,  03/01/45 ................. 550 464,362
4.15%,  07/15/49 ................. 764 642,940
2.50%,  11/15/50 ................. 469 285,913
5.35%,  10/15/54 ................. 1,220 1,220,439
Waste Pro USA, Inc., 5.50%,  02/15/26
(c)
.... 425 423,914
West Technology Group LLC,
8.50%,  04/10/27
(c)
............... 438 366,846
Williams Scotsman, Inc.
(c)
6.13%,  06/15/25 ................. 200 199,902
4.63%,  08/15/28 ................. 500 478,658
6.63%,  06/15/29 ................. 505 512,799
7.38%,  10/01/31 ................. 480 497,201
WK Kellogg Foundation Trust,
2.44%,  10/01/50
(c)
............... 90 56,294
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Wrangler Holdco Corp., 6.63%,  04/01/32
(c)
.. USD 495 $ 505,177
87,548,928
Communications Equipment — 0.1%
Ciena Corp., 4.00%,  01/31/30
(c)
......... 440 405,852
Cisco Systems, Inc.
4.90%,  02/26/26 ................. 820 825,522
2.95%,  02/28/26 ................. 1,053 1,033,160
2.50%,  09/20/26 ................. 1,905 1,844,130
4.80%,  02/26/27 ................. 1,560 1,573,356
4.85%,  02/26/29 ................. 1,475 1,493,363
4.95%,  02/26/31 ................. 2,025 2,051,821
5.05%,  02/26/34 ................. 1,520 1,545,457
5.90%,  02/15/39 ................. 2,545 2,738,038
5.50%,  01/15/40 ................. 2,269 2,341,411
5.30%,  02/26/54 ................. 1,870 1,880,689
5.35%,  02/26/64 ................. 780 782,050
CommScope LLC
(c)
6.00%,  03/01/26 ................. 2,229 2,177,461
8.25%,  03/01/27
(d)
................ 920 869,319
7.13%,  07/01/28 ................. 630 550,870
4.75%,  09/01/29 ................. 1,315 1,098,316
CommScope Technologies LLC,
5.00%,  03/15/27
(c)(d)
............... 725 641,510
Juniper Networks, Inc.
1.20%,  12/10/25 ................. 768 736,841
3.75%,  08/15/29 ................. 647 610,966
2.00%,  12/10/30 ................. 440 366,406
5.95%,  03/15/41 ................. 374 373,484
Motorola Solutions, Inc.
4.60%,  02/23/28 ................. 1,026 1,021,813
5.00%,  04/15/29 ................. 455 458,489
4.60%,  05/23/29 ................. 1,135 1,124,516
2.30%,  11/15/30 ................. 1,032 887,071
2.75%,  05/24/31 ................. 885 773,243
5.60%,  06/01/32 ................. 630 649,383
5.40%,  04/15/34 ................. 435 440,547
5.50%,  09/01/44 ................. 476 467,353
Nokia OYJ
4.38%,  06/12/27 ................. 651 638,600
6.63%,  05/15/39 ................. 745 764,240
Viasat, Inc.
(c)
5.63%,  09/15/25 ................. 605 596,789
5.63%,  04/15/27
(d)
................ 605 565,642
7.50%,  05/30/31 ................. 740 485,902
ViaSat, Inc., 6.50%,  07/15/28
(c)(d)
........ 405 305,351
Viavi Solutions, Inc., 3.75%,  10/01/29
(c)
.... 375 340,156
Xiaomi Best Time International Ltd.
(e)
3.38%,  04/29/30 ................. 800 730,245
2.88%,  07/14/31 ................. 400 347,107
4.10%,  07/14/51 ................. 800 628,302
37,164,771
Construction & Engineering — 0.1%
AECOM, 5.13%,  03/15/27 ............ 1,007 1,000,839
Aeropuertos Dominicanos Siglo XXI SA,
7.00%,  06/30/34
(d)(e)
.............. 600 612,933
Anhui Transportation Holding Group HK Ltd.,
1.62%,  08/26/26
(e)
............... 400 375,222
Arcosa, Inc.
(c)
4.38%,  04/15/29 ................. 374 352,472
6.88%,  08/15/32 ................. 600 615,443
Artera Services LLC, 8.50%,  02/15/31
(c)
.... 590 584,792
BCEG HongKong Co. Ltd., 2.22%,  07/02/26
(e)
600 570,010
Bioceanico Sovereign Certificate Ltd.,
0.00%,  06/05/34
(e)(k)
............... 626 488,690

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Brand Industrial Services, Inc.,
10.38%,  08/01/30
(c)
............... USD 1,340 $ 1,423,662
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%,  02/01/26
(c)
............ 360 358,259
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(e)(g)(i)
............... 1,000 972,726
Cellnex Finance Co. SA, 3.88%,  07/07/41
(c)
. 660 516,066
China Railway Xunjie Co. Ltd.,
3.25%,  07/28/26
(e)
............... 1,000 974,029
China State Construction Finance Cayman I
Ltd., (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.58%), 3.40%
(e)(g)(i)
400 387,494
Chouzhou International Investment Ltd.,
5.70%,  06/27/26
(e)
............... 400 403,483
CIMIC Finance USA Pty. Ltd.,
7.00%,  03/25/34
(c)
............... 580 607,054
CRCC Hean Ltd., 1.88%,  05/20/26
(e)
...... 200 191,097
CSCEC Finance Cayman II Ltd.,
3.50%,  07/05/27
(e)
............... 400 388,027
Delhi International Airport Ltd.
(e)
6.13%,  10/31/26 ................. 400 403,102
6.45%,  06/04/29 ................. 600 616,583
Dianjian Haiyu Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(g)(i)
..................... 200 197,577
4.30%,  09/10/27 ................. 400 395,788
Dycom Industries, Inc., 4.50%,  04/15/29
(c)
.. 490 462,268
Fluor Corp., 4.25%,  09/15/28 .......... 574 551,578
Global Infrastructure Solutions, Inc.
(c)
5.63%,  06/01/29 ................. 360 351,005
7.50%,  04/15/32 ................. 275 279,542
Great Lakes Dredge & Dock Corp.,
5.25%,  06/01/29
(c)(d)
............... 320 300,451
Hongkong International Qingdao Co. Ltd.,
5.75%,  09/12/27
(e)
............... 600 604,228
HTA Group Ltd., 7.50%,  06/04/29
(e)
....... 800 814,665
IHS Netherlands Holdco BV, 8.00%,  09/18/27
(e)
800 797,994
INNOVATE Corp., 8.50%,  02/01/26
(c)
...... 337 274,885
IRB Infrastructure Developers Ltd.,
7.11%,  03/11/32
(e)
................ 800 815,198
Jinan Urban Construction International
Investment Co. Ltd., 2.40%,  09/23/26
(e)
... 400 373,351
LBJ Infrastructure Group LLC,
3.80%,  12/31/57
(c)
............... 270 189,604
MasTec, Inc.
4.50%,  08/15/28
(c)
................ 1,170 1,130,372
5.90%,  06/15/29 ................. 240 245,438
Mexico City Airport Trust
(e)
4.25%,  10/31/26 ................. 800 783,319
3.88%,  04/30/28 ................. 400 381,246
5.50%,  10/31/46 ................. 600 499,147
5.50%,  07/31/47 ................. 1,800 1,497,349
Pike Corp.
(c)
5.50%,  09/01/28 ................. 730 714,740
8.63%,  01/31/31 ................. 410 436,841
Powerchina Roadbridge Group British Virgin
Islands Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.26%),
3.08%
(e)(g)(i)
.................... 600 585,401
Quanta Services, Inc.
4.75%,  08/09/27 ................. 450 448,893
2.90%,  10/01/30 ................. 1,280 1,150,719
2.35%,  01/15/32 ................. 730 612,047
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
5.25%,  08/09/34 ................. USD 995 $ 985,896
3.05%,  10/01/41 ................. 505 365,983
Railworks Holdings LP, 8.25%,  11/15/28
(c)(d)
.. 330 338,333
SND International Bvi Co. Ltd.,
5.95%,  12/04/26
(e)
............... 200 201,984
Ste Transcore Holdings, Inc.
4.13%,  05/23/26
(e)
................ 400 396,412
3.38%,  05/05/27
(c)
................ 600 583,480
3.75%,  05/05/32
(c)
................ 400 376,549
Summit Digitel Infrastructure Ltd.,
2.88%,  08/12/31
(e)
............... 400 341,434
Taizhou Urban Construction & Investment
Development Group Co. Ltd.
(e)
5.90%,  09/05/26 ................. 400 402,757
5.45%,  07/11/27 ................. 200 200,092
THI Capital Co. Ltd., 5.10%,  05/19/26
(e)
.... 200 198,665
Tutor Perini Corp., 11.88%,  04/30/29
(c)
..... 395 431,445
Valmont Industries, Inc.
5.00%,  10/01/44 ................. 689 635,899
5.25%,  10/01/54 ................. 230 211,018
Vinci SA, 3.75%,  04/10/29
(c)
........... 540 516,208
Weekley Homes LLC, 4.88%,  09/15/28
(c)
... 410 392,135
Xingcheng Bvi Ltd., 2.38%,  10/08/26
(e)
..... 800 748,944
34,062,863
Construction Materials — 0.0%
Cemex SAB de CV
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.53%),
5.13%
(d)(g)(i)
.................... 800 777,903
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.16%),
9.13%
(g)(i)
..................... 1,000 1,064,784
5.45%,  11/19/29
(d)
................ 800 800,404
5.20%,  09/17/30
(d)
................ 1,000 978,936
3.88%,  07/11/31 ................. 900 802,743
CRH America, Inc., 5.13%,  05/18/45
(c)
..... 895 822,003
Eagle Materials, Inc., 2.50%,  07/01/31 ..... 905 781,985
GCC SAB de CV, 3.61%,  04/20/32
(e)
...... 400 348,524
Inversiones CMPC SA
(e)
4.38%,  04/04/27
(d)
................ 400 393,381
3.85%,  01/13/30 ................. 400 372,393
3.00%,  04/06/31 ................. 400 344,153
6.13%,  06/23/33
(d)
................ 1,000 1,020,345
6.13%,  02/26/34
(d)
................ 400 408,853
Knife River Corp., 7.75%,  05/01/31
(c)
...... 420 440,221
Lafarge SA, 7.13%,  07/15/36 .......... 290 330,237
Martin Marietta Materials, Inc.
3.45%,  06/01/27 ................. 720 698,173
3.50%,  12/15/27 ................. 509 492,107
Series CB, 2.50%,  03/15/30 .......... 420 373,370
2.40%,  07/15/31 ................. 960 821,061
5.15%,  12/01/34 ................. 270 267,926
4.25%,  12/15/47 ................. 500 410,436
3.20%,  07/15/51 ................. 1,145 781,023
5.50%,  12/01/54 ................. 215 210,562
UltraTech Cement Ltd., 2.80%,  02/16/31
(e)
.. 400 346,315
Vulcan Materials Co.
3.90%,  04/01/27 ................. 1,100 1,082,895
3.50%,  06/01/30 ................. 750 698,423
4.50%,  06/15/47 ................. 634 542,700
4.70%,  03/01/48 ................. 402 355,639
West China Cement Ltd., 4.95%,  07/08/26
(e)
. 800 605,314
17,372,809

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
1.75%,  01/30/26 ................. USD 1,010 $ 971,081
4.45%,  04/03/26 ................. 453 449,653
2.45%,  10/29/26 ................. 2,560 2,443,450
6.10%,  01/15/27 ................. 600 615,192
6.45%,  04/15/27 ................. 1,285 1,330,132
3.65%,  07/21/27 ................. 1,696 1,645,250
4.63%,  10/15/27 ................. 1,172 1,162,946
3.88%,  01/23/28 ................. 1,543 1,493,893
5.75%,  06/06/28 ................. 840 861,424
3.00%,  10/29/28 ................. 3,411 3,165,027
5.10%,  01/19/29 ................. 1,000 1,002,415
4.63%,  09/10/29 ................. 610 597,316
6.15%,  09/30/30 ................. 705 739,531
3.30%,  01/30/32 ................. 4,040 3,553,104
3.40%,  10/29/33 ................. 1,205 1,034,062
5.30%,  01/19/34 ................. 1,415 1,404,314
4.95%,  09/10/34 ................. 1,110 1,068,310
3.85%,  10/29/41 ................. 1,355 1,084,900
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.72%),
6.95%,  03/10/55
(g)
............... 870 896,023
AIR Lease Corp. Sukuk Ltd., 5.85%,  04/01/28
(c)
855 866,858
Ally Financial, Inc.
5.75%,  11/20/25 ................. 954 957,430
4.75%,  06/09/27
(d)
................ 770 764,685
7.10%,  11/15/27 ................. 815 857,346
2.20%,  11/02/28 ................. 745 661,948
(1-day SOFR + 3.26%), 6.99%,  06/13/29
(g)
330 344,341
(1-day SOFR + 2.82%), 6.85%,  01/03/30
(g)
920 956,222
8.00%,  11/01/31 ................. 2,476 2,755,255
6.70%,  02/14/33
(d)
................ 510 511,306
(1-day SOFR + 2.29%), 6.18%,  07/26/35
(g)
820 818,462
American Express Co.
4.20%,  11/06/25 ................. 916 913,011
4.90%,  02/13/26 ................. 1,195 1,200,040
3.13%,  05/20/26 ................. 1,396 1,366,764
1.65%,  11/04/26 ................. 1,150 1,085,112
2.55%,  03/04/27 ................. 1,890 1,804,631
(SOFR Index + 0.75%), 5.65%,  04/23/27
(g)
1,020 1,032,919
3.30%,  05/03/27 ................. 2,355 2,282,174
(1-day SOFR + 0.97%), 5.39%,  07/28/27
(g)
775 783,108
5.85%,  11/05/27 ................. 1,170 1,209,954
(1-day SOFR + 1.00%), 5.10%,  02/16/28
(g)
1,220 1,229,085
(1-day SOFR + 0.93%), 5.04%,  07/26/28
(g)
530 533,279
4.05%,  05/03/29 ................. 960 939,202
(SOFR Index + 1.28%), 5.28%,  07/27/29
(g)
1,385 1,406,737
(SOFR Index + 1.09%), 5.53%,  04/25/30
(g)
1,965 2,014,147
(1-day SOFR + 1.94%), 6.49%,  10/30/31
(g)
1,025 1,102,831
(1-day SOFR + 2.26%), 4.99%,  05/26/33
(g)
655 646,908
(1-day SOFR + 1.76%), 4.42%,  08/03/33
(g)
2,020 1,940,789
(1-day SOFR + 1.84%), 5.04%,  05/01/34
(g)
1,090 1,087,187
(1-day SOFR + 1.93%), 5.63%,  07/28/34
(g)
430 437,045
(1-day SOFR + 1.63%), 5.92%,  04/25/35
(g)
550 568,158
(1-day SOFR + 1.42%), 5.28%,  07/26/35
(g)
1,020 1,021,789
4.05%,  12/03/42 ................. 1,395 1,196,341
American Express Credit Corp.,
3.30%,  05/03/27 ................ 295 287,000
American Honda Finance Corp.
4.95%,  01/09/26 ................. 580 582,295
4.75%,  01/12/26 ................. 165 165,269
5.25%,  07/07/26 ................. 415 419,774
1.30%,  09/09/26 ................. 710 669,612
2.30%,  09/09/26 ................. 765 735,299
4.40%,  10/05/26 ................. 450 449,202
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.35%,  01/08/27 ................. USD 1,026 $ 980,721
4.90%,  03/12/27 ................. 425 428,126
4.90%,  07/09/27 ................. 425 428,933
4.45%,  10/22/27 ................. 650 647,053
4.70%,  01/12/28 ................. 375 376,457
3.50%,  02/15/28 ................. 1,016 982,526
2.00%,  03/24/28 ................. 650 596,172
5.13%,  07/07/28 ................. 1,235 1,251,910
5.65%,  11/15/28 ................. 705 729,075
2.25%,  01/12/29 ................. 438 397,222
4.90%,  03/13/29 ................. 590 592,700
4.40%,  09/05/29 ................. 685 673,455
4.60%,  04/17/30 ................. 725 717,213
5.85%,  10/04/30 ................. 605 634,401
1.80%,  01/13/31 ................. 883 738,288
5.05%,  07/10/31 ................. 470 471,740
4.85%,  10/23/31 ................. 650 641,995
4.90%,  01/10/34 ................. 1,095 1,078,516
Andrew W Mellon Foundation (The), Series
2020, 0.95%,  08/01/27 ............. 523 477,080
ASG Finance DAC, 9.75%,  05/15/29
(c)
..... 200 200,341
Avation Capital SA, 8.25%, (8.25% Cash or
9.00% PIK), 10/31/26
(c)(d)(h)
........... —
(l)
1
Avolon Holdings Funding Ltd.
(c)
5.50%,  01/15/26 ................. 790 790,303
2.13%,  02/21/26 ................. 790 757,763
4.25%,  04/15/26 ................. 848 834,567
4.38%,  05/01/26 ................. 1,221 1,203,334
3.25%,  02/15/27 ................. 1,295 1,239,508
2.53%,  11/18/27 ................. 2,331 2,153,723
2.75%,  02/21/28 ................. 770 710,897
6.38%,  05/04/28 ................. 550 567,491
5.75%,  03/01/29 ................. 1,090 1,104,258
5.75%,  11/15/29 ................. 1,220 1,238,934
Azorra Finance Ltd., 7.75%,  04/15/30
(c)
.... 550 543,359
BOC Aviation USA Corp.
5.75%,  11/09/28
(e)
................ 600 617,806
5.00%,  01/17/29
(e)
................ 600 602,715
5.25%,  01/14/30
(e)
................ 600 611,162
4.63%,  09/04/31
(c)
................ 800 788,415
4.88%,  05/03/33
(e)
................ 600 595,982
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)
5.00%,  06/26/27 ................. 400 402,858
(SOFR Index + 0.68%), 5.53%,  06/26/27
(g)
800 798,875
Bread Financial Holdings, Inc.,
9.75%,  03/15/29
(c)
............... 905 954,863
Capital One Financial Corp.
3.75%,  07/28/26 ................. 1,486 1,454,431
3.75%,  03/09/27 ................. 1,647 1,609,265
3.65%,  05/11/27 ................. 1,329 1,295,451
(1-day SOFR + 2.44%), 7.15%,  10/29/27
(g)
850 886,741
(1-day SOFR + 0.86%), 1.88%,  11/02/27
(g)
1,065 1,004,050
3.80%,  01/31/28 ................. 1,715 1,657,848
(1-day SOFR + 2.06%), 4.93%,  05/10/28
(g)
1,530 1,531,667
(1-day SOFR + 2.08%), 5.47%,  02/01/29
(g)
955 966,479
(1-day SOFR + 2.64%), 6.31%,  06/08/29
(g)
1,595 1,656,222
(1-day SOFR + 1.91%), 5.70%,  02/01/30
(g)
785 799,911
(1-day SOFR + 1.79%), 3.27%,  03/01/30
(g)
1,030 954,543
(1-day SOFR + 2.60%), 5.25%,  07/26/30
(g)
500 499,618
(1-day SOFR + 1.56%), 5.46%,  07/26/30
(g)
760 766,705
(1-day SOFR + 3.07%), 7.62%,  10/30/31
(g)
1,060 1,177,777
(1-day SOFR + 1.34%), 2.36%,  07/29/32
(g)
1,050 846,342
(1-day SOFR + 1.27%), 2.62%,  11/02/32
(g)
1,540 1,286,067
(1-day SOFR + 2.37%), 5.27%,  05/10/33
(g)
1,115 1,097,573

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 2.60%), 5.82%,  02/01/34
(g)
USD 970 $ 983,311
(1-day SOFR + 2.86%), 6.38%,  06/08/34
(g)
1,775 1,859,942
(1-day SOFR + 2.26%), 6.05%,  02/01/35
(g)
1,295 1,330,930
(1-day SOFR + 1.99%), 5.88%,  07/26/35
(g)
1,850 1,879,121
Castlelake Aviation Finance DAC,
5.00%,  04/15/27
(c)
............... 412 414,587
Caterpillar Financial Services Corp.
0.80%,  11/13/25 ................. 1,138 1,096,220
4.80%,  01/06/26 ................. 310 311,281
5.05%,  02/27/26 ................. 560 564,765
0.90%,  03/02/26 ................. 725 692,709
4.35%,  05/15/26 ................. 908 908,170
2.40%,  08/09/26
(d)
................ 645 622,877
1.15%,  09/14/26 ................. 960 905,694
4.45%,  10/16/26 ................. 470 470,446
1.70%,  01/08/27 ................. 955 901,291
4.50%,  01/08/27 ................. 540 541,574
5.00%,  05/14/27 ................. 520 527,303
3.60%,  08/12/27 ................. 875 858,697
1.10%,  09/14/27 ................. 998 912,414
4.40%,  10/15/27 ................. 1,405 1,403,814
4.85%,  02/27/29
(d)
................ 620 627,943
4.38%,  08/16/29 ................. 725 718,270
CCBL Cayman 1 Corp. Ltd., 1.80%,  07/22/26
(e)
800 759,511
CDBL Funding 1, 3.50%,  10/24/27
(e)
...... 600 577,950
CMB International Leasing Management Ltd.
(e)
2.00%,  02/04/26 ................. 800 770,249
1.75%,  09/16/26 ................. 200 188,547
(1-day SOFR + 0.76%), 5.63%,  06/04/27
(g)
600 600,363
2.75%,  08/12/30 ................. 400 355,594
2.88%,  02/04/31 ................. 400 353,812
Cobra AcquisitionCo LLC
(c)
6.38%,  11/01/29 ................. 401 332,593
12.25%,  11/01/29 ................. 175 178,825
Credit Acceptance Corp.
6.63%,  03/15/26 ................. 395 394,894
9.25%,  12/15/28
(c)
................ 600 636,045
DAE Sukuk Difc Ltd., 3.75%,  02/15/26
(e)
.... 700 687,001
Discover Financial Services
4.50%,  01/30/26 ................. 630 626,428
4.10%,  02/09/27 ................. 983 966,269
6.70%,  11/29/32 ................. 530 570,215
(SOFR Index + 3.37%), 7.96%,  11/02/34
(g)
895 1,026,908
Encore Capital Group, Inc.
(c)
9.25%,  04/01/29 ................. 500 532,745
8.50%,  05/15/30 ................. 500 527,113
Enova International, Inc.
(c)
11.25%,  12/15/28 ................. 390 419,965
9.13%,  08/01/29 ................. 575 591,263
FirstCash, Inc.
(c)
4.63%,  09/01/28 ................. 490 464,219
5.63%,  01/01/30 ................. 575 557,241
6.88%,  03/01/32 ................. 510 516,839
Ford Motor Credit Co. LLC
3.38%,  11/13/25 ................. 1,775 1,741,032
4.39%,  01/08/26 ................. 1,340 1,323,458
6.95%,  03/06/26 ................. 1,181 1,203,651
6.95%,  06/10/26 ................. 935 955,569
4.54%,  08/01/26 ................. 865 852,715
2.70%,  08/10/26 ................. 1,393 1,328,967
5.13%,  11/05/26 ................. 1,070 1,065,788
4.27%,  01/09/27 ................. 1,130 1,104,462
5.80%,  03/05/27 ................. 1,852 1,867,310
5.85%,  05/17/27 ................. 825 832,773
4.95%,  05/28/27 ................. 1,250 1,235,718
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13%,  08/17/27 ................. USD 1,398 $ 1,350,994
3.82%,  11/02/27 ................. 1,220 1,164,229
7.35%,  11/04/27 ................. 1,765 1,852,678
2.90%,  02/16/28 ................. 835 766,546
6.80%,  05/12/28 ................. 1,500 1,554,379
6.80%,  11/07/28 ................. 905 940,325
2.90%,  02/10/29 ................. 825 736,239
5.80%,  03/08/29 ................. 725 725,283
5.11%,  05/03/29 ................. 1,537 1,495,897
5.30%,  09/06/29 ................. 605 592,995
7.35%,  03/06/30 ................. 1,240 1,315,290
7.20%,  06/10/30 ................. 845 891,604
4.00%,  11/13/30 ................. 1,600 1,446,549
6.05%,  03/05/31 ................. 1,355 1,363,290
3.63%,  06/17/31 ................. 1,135 987,299
6.05%,  11/05/31 ................. 600 600,000
7.12%,  11/07/33 ................. 1,300 1,375,679
6.13%,  03/08/34 ................. 1,595 1,578,916
General Motors Financial Co., Inc.
1.25%,  01/08/26 ................. 1,225 1,173,771
5.25%,  03/01/26 ................. 817 819,257
5.40%,  04/06/26 ................. 1,210 1,219,167
1.50%,  06/10/26 ................. 1,025 971,149
4.00%,  10/06/26 ................. 1,147 1,129,945
4.35%,  01/17/27 ................. 1,565 1,547,285
2.35%,  02/26/27 ................. 585 552,687
5.00%,  04/09/27 ................. 1,425 1,426,916
5.40%,  05/08/27 ................. 838 847,887
5.35%,  07/15/27 ................. 595 601,172
2.70%,  08/20/27 ................. 965 909,094
3.85%,  01/05/28 ................. 1,101 1,063,299
6.00%,  01/09/28 ................. 720 740,283
2.40%,  04/10/28 ................. 957 877,398
5.80%,  06/23/28 ................. 875 895,746
2.40%,  10/15/28 ................. 1,330 1,201,890
5.80%,  01/07/29 ................. 1,080 1,104,755
5.65%,  01/17/29 ................. 543 552,037
4.30%,  04/06/29 ................. 885 855,089
5.55%,  07/15/29 ................. 1,130 1,145,259
4.90%,  10/06/29 ................. 490 483,196
5.85%,  04/06/30 ................. 1,065 1,091,403
3.60%,  06/21/30 ................. 1,110 1,017,618
2.35%,  01/08/31 ................. 865 728,464
5.75%,  02/08/31 ................. 680 692,628
2.70%,  06/10/31 ................. 1,405 1,193,376
5.60%,  06/18/31 ................. 760 766,007
3.10%,  01/12/32 ................. 870 747,759
6.40%,  01/09/33 ................. 1,050 1,102,547
6.10%,  01/07/34 ................. 1,415 1,453,531
5.95%,  04/04/34 ................. 1,250 1,273,095
5.45%,  09/06/34
(d)
................ 880 866,188
GGAM Finance Ltd.
(c)
7.75%,  05/15/26 ................. 420 427,870
8.00%,  02/15/27 ................. 775 800,743
8.00%,  06/15/28 ................. 600 633,923
6.88%,  04/15/29 ................. 400 408,643
5.88%,  03/15/30 ................. 405 400,252
Global Aircraft Leasing Co. Ltd.,
8.75%,  09/01/27
(c)
............... 1,107 1,143,771
goeasy Ltd.
(c)
4.38%,  05/01/26 ................. 365 363,427
9.25%,  12/01/28 ................. 540 575,924
7.63%,  07/01/29 ................. 595 611,468
6.88%,  05/15/30 ................. 405 409,661

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Harley-Davidson Financial Services, Inc.
(c)
3.05%,  02/14/27 ................. USD 999 $ 944,999
6.50%,  03/10/28
(d)
................ 495 507,800
5.95%,  06/11/29 ................. 915 916,951
Hyundai Capital Services, Inc.
(e)
1.25%,  02/08/26 ................. 600 571,735
2.50%,  01/24/27 ................. 400 379,410
5.13%,  02/05/27 ................. 200 200,803
3.63%,  08/29/27 ................. 400 386,454
5.13%,  02/05/29 ................. 600 600,649
Hyundai Card Co. Ltd., 5.75%,  04/24/29
(e)
.. 400 408,173
ICBCIL Finance Co. Ltd.
(e)
1.75%,  08/02/26 ................. 800 758,778
2.25%,  11/02/26 ................. 600 570,581
2.70%,  01/27/27 ................. 400 382,277
John Deere Capital Corp.
4.80%,  01/09/26 ................. 495 497,214
0.70%,  01/15/26 ................. 970 927,644
5.05%,  03/03/26 ................. 855 861,623
4.95%,  03/06/26 ................. 350 352,129
4.75%,  06/08/26 ................. 585 587,997
2.65%,  06/10/26 ................. 743 723,052
1.05%,  06/17/26 ................. 695 658,635
5.15%,  09/08/26 ................. 165 167,430
2.25%,  09/14/26 ................. 690 663,907
1.30%,  10/13/26 ................. 785 740,555
4.50%,  01/08/27 ................. 1,015 1,017,268
1.70%,  01/11/27 ................. 780 735,806
4.85%,  03/05/27 ................. 370 373,691
2.35%,  03/08/27
(d)
................ 365 347,915
1.75%,  03/09/27 ................. 910 856,041
4.90%,  06/11/27 ................. 655 662,030
4.20%,  07/15/27 ................. 550 546,667
2.80%,  09/08/27 ................. 521 497,999
4.15%,  09/15/27 ................. 630 626,222
3.05%,  01/06/28 ................. 177 170,061
4.75%,  01/20/28 ................. 635 640,358
4.90%,  03/03/28 ................. 1,004 1,015,049
1.50%,  03/06/28 ................. 1,033 936,440
4.95%,  07/14/28 ................. 525 532,011
4.50%,  01/16/29 ................. 755 753,234
3.45%,  03/07/29 ................. 677 646,776
3.35%,  04/18/29 ................. 955 910,645
4.85%,  06/11/29 ................. 650 656,184
2.80%,  07/18/29 ................. 510 472,223
4.85%,  10/11/29 ................. 640 647,142
2.45%,  01/09/30 ................. 405 364,665
4.70%,  06/10/30 ................. 1,235 1,236,843
1.45%,  01/15/31 ................. 1,212 1,009,515
4.90%,  03/07/31 ................. 380 382,142
2.00%,  06/17/31 ................. 830 703,928
4.40%,  09/08/31 ................. 790 771,200
3.90%,  06/07/32 ................. 525 494,654
4.35%,  09/15/32 ................. 795 774,557
Series I, 5.15%,  09/08/33 ............ 445 453,456
5.10%,  04/11/34 ................. 795 805,156
Series MTN1, 5.05%,  06/12/34 ........ 600 606,011
LFS Topco LLC, 5.88%,  10/15/26
(c)
....... 310 292,087
Macquarie Airfinance Holdings Ltd.
(c)
8.38%,  05/01/28 ................. 470 493,428
6.40%,  03/26/29 ................. 545 561,876
8.13%,  03/30/29 ................. 465 491,400
5.15%,  03/17/30 ................. 95 93,076
6.50%,  03/26/31 ................. 510 528,866
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Mitsubishi HC Finance America LLC
(c)
5.81%,  09/12/28 ................. USD 200 $ 204,692
5.15%,  10/24/29 ................. 490 490,922
5.66%,  02/28/33
(d)
................ 575 585,735
Muthoot Finance Ltd., 7.13%,  02/14/28
(e)
... 800 813,629
Navient Corp.
6.75%,  06/25/25 ................. 100 100,627
6.75%,  06/15/26 ................. 495 504,585
5.00%,  03/15/27 ................. 645 634,358
4.88%,  03/15/28 ................. 505 480,994
5.50%,  03/15/29 ................. 740 704,921
9.38%,  07/25/30 ................. 505 547,735
11.50%,  03/15/31 ................. 510 572,674
5.63%,  08/01/33 ................. 590 509,283
OneMain Finance Corp.
7.13%,  03/15/26 ................. 1,580 1,618,710
3.50%,  01/15/27 ................. 685 653,675
6.63%,  01/15/28 ................. 750 761,191
3.88%,  09/15/28 ................. 590 544,619
9.00%,  01/15/29 ................. 906 958,774
6.63%,  05/15/29 ................. 265 265,000
5.38%,  11/15/29 ................. 669 640,824
7.88%,  03/15/30 ................. 705 733,572
4.00%,  09/15/30 ................. 770 677,760
7.50%,  05/15/31 ................. 1,170 1,196,352
7.13%,  11/15/31 ................. 735 742,892
PACCAR Financial Corp.
4.45%,  03/30/26 ................. 190 190,266
1.10%,  05/11/26 ................. 325 309,490
5.05%,  08/10/26 ................. 328 331,581
5.20%,  11/09/26 ................. 420 426,931
2.00%,  02/04/27 ................. 295 279,614
5.00%,  05/13/27 ................. 610 618,757
4.45%,  08/06/27 ................. 465 465,885
4.60%,  01/10/28 ................. 435 436,367
4.95%,  08/10/28 ................. 340 344,971
4.60%,  01/31/29
(d)
................ 800 802,494
4.00%,  09/26/29 ................. 300 292,434
5.00%,  03/22/34 ................. 295 299,338
PRA Group, Inc.
(c)
8.38%,  02/01/28 ................. 405 416,746
5.00%,  10/01/29
(d)
................ 370 335,005
8.88%,  01/31/30
(d)
................ 400 415,238
PROG Holdings, Inc., 6.00%,  11/15/29
(c)
... 614 594,989
Shriram Finance Ltd.
6.63%,  04/22/27
(e)
................ 800 808,163
6.15%,  04/03/28
(c)
................ 400 397,774
SLM Corp.
4.20%,  10/29/25 ................. 475 466,148
3.13%,  11/02/26 ................. 505 478,244
Soar Wise Ltd., 5.15%,  03/18/27
(e)
....... 600 603,366
Synchrony Financial
3.70%,  08/04/26 ................. 485 473,087
3.95%,  12/01/27 ................. 1,459 1,401,350
5.15%,  03/19/29 ................. 1,420 1,397,792
(SOFR Index + 2.13%), 5.94%,  08/02/30
(d)
(g)
.......................... 680 689,678
2.88%,  10/28/31 ................. 1,037 864,614
7.25%,  02/02/33 ................. 755 772,106
Toyota Motor Credit Corp.
5.40%,  11/10/25 ................. 595 600,630
4.80%,  01/05/26 ................. 415 416,605
0.80%,  01/09/26 ................. 515 493,058
5.20%,  05/15/26 ................. 375 379,171
4.45%,  05/18/26 ................. 715 715,089

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.13%,  06/18/26 ................. USD 1,270 $ 1,205,145
4.55%,  08/07/26 ................. 275 275,519
5.00%,  08/14/26 ................. 1,135 1,145,680
5.40%,  11/20/26 ................. 1,065 1,084,364
3.20%,  01/11/27 ................. 1,036 1,009,339
1.90%,  01/13/27 ................. 920 871,266
Series B, 5.00%,  03/19/27 ........... 525 531,257
3.05%,  03/22/27 ................. 1,440 1,397,329
1.15%,  08/13/27 ................. 310 283,259
4.55%,  09/20/27 ................. 940 942,006
4.35%,  10/08/27 ................. 650 647,464
5.45%,  11/10/27 ................. 845 867,128
3.05%,  01/11/28 ................. 439 419,654
4.63%,  01/12/28 ................. 705 706,550
1.90%,  04/06/28 ................. 1,125 1,031,064
5.25%,  09/11/28 ................. 595 608,152
4.65%,  01/05/29 ................. 715 715,512
3.65%,  01/08/29 ................. 1,061 1,026,491
5.05%,  05/16/29 ................. 445 450,990
4.45%,  06/29/29 ................. 1,105 1,095,394
4.55%,  08/09/29 ................. 1,135 1,127,361
2.15%,  02/13/30 ................. 867 762,941
3.38%,  04/01/30 ................. 1,696 1,584,938
4.55%,  05/17/30 ................. 625 618,236
5.55%,  11/20/30 ................. 525 544,863
1.65%,  01/10/31 ................. 680 566,071
5.10%,  03/21/31 ................. 525 532,349
1.90%,  09/12/31 ................. 550 458,386
4.60%,  10/10/31 ................. 740 726,437
2.40%,  01/13/32 ................. 55 46,795
4.70%,  01/12/33 ................. 835 826,226
4.80%,  01/05/34 ................. 840 828,718
World Acceptance Corp., 7.00%,  11/01/26
(c)(d)
282 279,208
309,006,144
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc.
(c)
0.95%,  02/10/26 ................. 1,636 1,556,300
1.30%,  02/10/28 ................. 1,470 1,307,657
1.80%,  02/10/31 ................. 895 733,045
2.50%,  02/10/41 ................. 312 207,119
2.80%,  02/10/51 ................. 1,242 745,593
Ahold Finance USA LLC, 6.88%,  05/01/29 .. 727 782,745
Albertsons Cos., Inc.
(c)
3.25%,  03/15/26 ................. 681 657,875
7.50%,  03/15/26 ................. 454 459,565
4.63%,  01/15/27 ................. 1,265 1,240,033
5.88%,  02/15/28 ................. 674 675,135
6.50%,  02/15/28 ................. 670 681,509
3.50%,  03/15/29 ................. 1,264 1,168,428
4.88%,  02/15/30 ................. 930 909,004
Alimentation Couche-Tard, Inc.
(c)
3.55%,  07/26/27 ................. 1,360 1,315,762
2.95%,  01/25/30 ................. 968 874,860
5.27%,  02/12/34 ................. 1,050 1,035,166
3.44%,  05/13/41 ................. 695 521,999
4.50%,  07/26/47 ................. 530 439,320
3.80%,  01/25/50 ................. 794 585,523
3.63%,  05/13/51
(d)
................ 450 319,094
5.62%,  02/12/54 ................. 660 641,962
C&S Group Enterprises LLC,
5.00%,  12/15/28
(c)
............... 404 335,632
Cencosud SA
(e)
4.38%,  07/17/27
(d)
................ 800 779,873
5.95%,  05/28/31 ................. 600 607,179
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.63%,  02/12/45 ................. USD 400 $ 428,199
CK Hutchison International 20 Ltd.
(c)
2.50%,  05/08/30
(d)
................ 855 756,389
3.38%,  05/08/50 ................. 685 505,427
CK Hutchison International 21 Ltd.
(c)
1.50%,  04/15/26 ................. 295 281,479
2.50%,  04/15/31 ................. 680 585,436
CK Hutchison International 23 Ltd.
(c)
4.75%,  04/21/28 ................. 410 408,652
4.88%,  04/21/33 ................. 1,035 1,020,147
CK Hutchison International 24 II Ltd.,
4.75%,  09/13/34
(c)
............... 400 388,253
CK Hutchison International 24 Ltd.
(c)(d)
5.38%,  04/26/29 ................. 800 816,656
5.50%,  04/26/34 ................. 1,100 1,126,695
Costco Wholesale Corp.
3.00%,  05/18/27 ................. 1,177 1,140,529
1.38%,  06/20/27 ................. 1,318 1,219,289
1.60%,  04/20/30 ................. 1,757 1,503,500
1.75%,  04/20/32 ................. 1,964 1,608,106
Dollar General Corp.
4.15%,  11/01/25 ................. 205 203,371
3.88%,  04/15/27
(d)
................ 1,039 1,016,275
4.63%,  11/01/27 ................. 710 704,210
4.13%,  05/01/28 ................. 837 815,059
5.20%,  07/05/28
(d)
................ 505 508,808
3.50%,  04/03/30 ................. 1,031 949,709
5.00%,  11/01/32
(d)
................ 820 790,245
5.45%,  07/05/33
(d)
................ 890 881,473
4.13%,  04/03/50 ................. 628 474,209
5.50%,  11/01/52
(d)
................ 110 101,559
Dollar Tree, Inc.
4.20%,  05/15/28 ................. 1,232 1,195,677
2.65%,  12/01/31 ................. 1,430 1,196,551
3.38%,  12/01/51 ................. 405 259,541
Ingles Markets, Inc., 4.00%,  06/15/31
(c)
.... 353 315,055
KeHE Distributors LLC, 9.00%,  02/15/29
(c)
.. 980 1,015,482
Koninklijke Ahold Delhaize NV,
5.70%,  10/01/40 ................ 530 526,548
Kroger Co. (The)
3.50%,  02/01/26 ................. 845 832,923
4.70%,  08/15/26 ................. 430 431,296
2.65%,  10/15/26 ................. 975 937,852
3.70%,  08/01/27 ................. 1,077 1,051,038
4.60%,  08/15/27 ................. 665 665,970
4.50%,  01/15/29 ................. 769 761,679
4.65%,  09/15/29 ................. 1,845 1,845,053
2.20%,  05/01/30 ................. 520 452,449
1.70%,  01/15/31 ................. 855 708,358
7.50%,  04/01/31 ................. 600 682,506
4.90%,  09/15/31 ................. 1,040 1,037,451
5.00%,  09/15/34 ................. 2,175 2,137,999
6.90%,  04/15/38 ................. 249 279,966
5.40%,  07/15/40 ................. 353 343,992
5.00%,  04/15/42 ................. 375 348,890
5.15%,  08/01/43 ................. 511 482,428
3.88%,  10/15/46 ................. 590 454,674
4.45%,  02/01/47 ................. 827 693,152
4.65%,  01/15/48 ................. 713 616,021
5.40%,  01/15/49 ................. 600 580,650
3.95%,  01/15/50 ................. 817 630,534
5.50%,  09/15/54 ................. 1,950 1,895,078
5.65%,  09/15/64 ................. 1,050 1,019,716
Performance Food Group, Inc.
(c)
5.50%,  10/15/27 ................. 1,085 1,076,814

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.25%,  08/01/29 ................. USD 1,015 $ 949,829
6.13%,  09/15/32 ................. 985 989,981
Safeway, Inc., 7.25%,  02/01/31 ......... 240 244,655
Sysco Corp.
3.30%,  07/15/26 ................. 878 857,786
3.25%,  07/15/27 ................. 1,213 1,168,794
5.75%,  01/17/29 ................. 780 807,523
2.40%,  02/15/30 ................. 250 220,738
5.95%,  04/01/30 ................. 1,165 1,220,377
2.45%,  12/14/31 ................. 530 450,233
6.00%,  01/17/34 ................. 400 424,994
5.38%,  09/21/35 ................. 285 287,514
6.60%,  04/01/40 ................. 325 354,823
4.85%,  10/01/45 ................. 600 537,829
4.50%,  04/01/46 ................. 420 355,925
4.45%,  03/15/48 ................. 575 481,877
3.30%,  02/15/50 ................. 745 522,704
6.60%,  04/01/50 ................. 1,257 1,409,574
3.15%,  12/14/51 ................. 430 287,477
Target Corp.
2.50%,  04/15/26 ................. 1,078 1,054,277
1.95%,  01/15/27 ................. 1,345 1,277,778
3.38%,  04/15/29 ................. 1,445 1,380,660
2.35%,  02/15/30 ................. 924 825,780
2.65%,  09/15/30
(d)
................ 847 762,181
4.50%,  09/15/32 ................. 885 868,573
6.35%,  11/01/32 ................. 112 123,657
4.40%,  01/15/33 ................. 620 603,936
4.50%,  09/15/34 ................. 625 605,174
6.50%,  10/15/37 ................. 460 515,446
7.00%,  01/15/38 ................. 220 258,399
4.00%,  07/01/42 ................. 490 422,438
3.63%,  04/15/46 ................. 900 701,095
3.90%,  11/15/47 ................. 796 642,116
2.95%,  01/15/52 ................. 1,190 793,078
4.80%,  01/15/53
(d)
................ 1,445 1,343,343
Tesco plc, 6.15%,  11/15/37
(c)
........... 633 644,509
United Natural Foods, Inc., 6.75%,  10/15/28
(c)(d)
501 483,754
US Foods, Inc.
(c)
6.88%,  09/15/28 ................. 540 555,999
4.75%,  02/15/29 ................. 870 838,399
4.63%,  06/01/30
(d)
................ 490 465,014
7.25%,  01/15/32 ................. 475 494,057
5.75%,  04/15/33 ................. 503 495,475
Walgreen Co., 4.40%,  09/15/42 ......... 275 179,598
Walgreens Boots Alliance, Inc.
3.45%,  06/01/26 ................. 1,772 1,705,192
8.13%,  08/15/29 ................. 775 769,112
3.20%,  04/15/30 ................. 522 414,391
4.50%,  11/18/34
(d)
................ 310 241,148
4.80%,  11/18/44
(d)
................ 880 648,599
4.65%,  06/01/46 ................. 326 211,197
4.10%,  04/15/50 ................. 826 533,009
Walmart, Inc.
4.00%,  04/15/26 ................. 240 238,829
3.05%,  07/08/26 ................. 900 881,637
1.05%,  09/17/26 ................. 1,685 1,587,963
5.88%,  04/05/27 ................. 70 72,529
3.95%,  09/09/27 ................. 1,388 1,375,163
3.90%,  04/15/28 ................. 735 725,029
3.70%,  06/26/28 ................. 1,420 1,391,294
1.50%,  09/22/28 ................. 1,105 994,522
3.25%,  07/08/29 ................. 1,040 996,627
2.38%,  09/24/29
(d)
................ 932 854,182
7.55%,  02/15/30 ................. 610 701,915
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.00%,  04/15/30 ................. USD 530 $ 521,105
1.80%,  09/22/31 ................. 1,645 1,389,160
4.15%,  09/09/32 ................. 1,060 1,035,134
4.10%,  04/15/33 ................. 1,460 1,411,540
5.25%,  09/01/35 ................. 1,431 1,492,886
6.50%,  08/15/37 ................. 610 704,299
6.20%,  04/15/38 ................. 705 791,123
3.95%,  06/28/38 ................. 915 836,993
5.63%,  04/01/40 ................. 620 660,086
5.00%,  10/25/40 ................. 500 499,771
5.63%,  04/15/41 ................. 580 615,886
2.50%,  09/22/41 ................. 1,160 824,947
4.00%,  04/11/43 ................. 195 170,215
4.30%,  04/22/44 ................. 475 429,106
3.63%,  12/15/47 ................. 385 305,451
4.05%,  06/29/48 ................. 1,674 1,428,746
2.95%,  09/24/49 ................. 1,085 755,644
2.65%,  09/22/51 ................. 1,603 1,032,681
4.50%,  09/09/52 ................. 1,005 913,149
4.50%,  04/15/53 ................. 1,470 1,339,103
120,696,128
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
3.63%,  04/28/26 ................. 743 729,508
4.50%,  05/15/28 ................. 502 493,042
5.63%,  05/26/33 ................. 740 757,416
Amcor Flexibles North America, Inc.
2.63%,  06/19/30 ................. 776 681,761
2.69%,  05/25/31 ................. 795 688,295
Amcor Group Finance plc, 5.45%,  05/23/29 . 30 30,420
AptarGroup, Inc., 3.60%,  03/15/32 ....... 130 116,850
ARD Finance SA, 6.50%,  06/30/27
(c)
...... 790 172,858
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%,  06/15/27 ................. 600 598,508
3.25%,  09/01/28 ................. 550 495,819
4.00%,  09/01/29
(d)
................ 1,450 1,272,281
Ardagh Packaging Finance plc
(c)
4.13%,  08/15/26 ................. 1,188 1,033,778
5.25%,  08/15/27 ................. 1,725 1,034,833
Avery Dennison Corp.
4.88%,  12/06/28 ................. 435 435,258
2.65%,  04/30/30 ................. 450 400,493
2.25%,  02/15/32 ................. 695 575,089
5.75%,  03/15/33 ................. 550 571,596
Ball Corp.
4.88%,  03/15/26 ................. 255 253,656
6.88%,  03/15/28 ................. 800 822,263
6.00%,  06/15/29 ................. 970 985,224
2.88%,  08/15/30 ................. 1,236 1,075,204
3.13%,  09/15/31 ................. 825 713,293
Berry Global, Inc.
1.57%,  01/15/26 ................. 1,695 1,626,896
4.50%,  02/15/26
(c)
................ 301 296,944
4.88%,  07/15/26
(c)
................ 960 954,179
1.65%,  01/15/27 ................. 472 439,796
5.63%,  07/15/27
(c)
................ 490 489,223
5.50%,  04/15/28 ................. 405 409,873
5.80%,  06/15/31
(c)
................ 515 520,446
5.65%,  01/15/34
(c)
................ 1,100 1,099,313
Canpack SA, 3.88%,  11/15/29
(e)
......... 525 478,592
Cascades, Inc.
(c)
5.13%,  01/15/26 ................. 205 203,775
5.38%,  01/15/28 ................. 425 417,747

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
CCL Industries, Inc.
(c)
3.25%,  10/01/26 ................. USD 30 $ 29,106
3.05%,  06/01/30 ................. 1,015 911,822
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%,  04/15/29 ................. 500 502,729
6.88%,  01/15/30 ................. 485 492,613
8.75%,  04/15/30 ................. 1,115 1,132,243
Crown Americas LLC
4.75%,  02/01/26 ................. 799 792,271
4.25%,  09/30/26 ................. 357 349,400
5.25%,  04/01/30 ................. 555 546,058
Crown Cork & Seal Co., Inc., 7.38%,  12/15/26 325 337,596
Graham Packaging Co., Inc.,
7.13%,  08/15/28
(c)
............... 514 499,101
Graphic Packaging International LLC
(c)
1.51%,  04/15/26 ................. 255 240,849
4.75%,  07/15/27 ................. 300 294,330
3.50%,  03/15/28 ................. 413 385,940
3.50%,  03/01/29 ................. 365 333,295
3.75%,  02/01/30 ................. 390 356,656
6.38%,  07/15/32 ................. 490 494,728
Intelligent Packaging Ltd. Finco, Inc.,
6.00%,  09/15/28
(c)
............... 700 690,433
International Paper Co.
5.00%,  09/15/35 ................. 460 456,254
7.30%,  11/15/39 ................. 50 58,010
6.00%,  11/15/41 ................. 812 851,510
4.80%,  06/15/44 ................. 891 800,720
5.15%,  05/15/46 ................. 120 111,648
4.40%,  08/15/47 ................. 670 563,765
4.35%,  08/15/48 ................. 1,174 976,026
Iris Holding, Inc., 10.00%,  12/15/28
(c)
..... 405 355,796
Klabin Austria GmbH
(e)
5.75%,  04/03/29 ................. 600 598,457
3.20%,  01/12/31
(d)
................ 600 515,581
7.00%,  04/03/49 ................. 650 679,741
LABL, Inc.
(c)
10.50%,  07/15/27
(d)
............... 690 683,251
5.88%,  11/01/28 ................. 500 464,640
9.50%,  11/01/28 ................. 275 281,772
8.25%,  11/01/29
(d)
................ 495 436,801
8.63%,  10/01/31 ................. 1,095 1,055,413
Mauser Packaging Solutions Holding Co.
(c)
7.88%,  08/15/26 ................. 150 151,811
7.88%,  04/15/27 ................. 2,660 2,733,028
9.25%,  04/15/27 ................. 1,320 1,350,085
OI European Group BV, 4.75%,  02/15/30
(c)
.. 405 366,831
Owens-Brockway Glass Container, Inc.
(c)
6.63%,  05/13/27 ................. 590 587,379
7.25%,  05/15/31
(d)
................ 670 659,879
7.38%,  06/01/32
(d)
................ 325 317,907
Packaging Corp. of America
3.40%,  12/15/27 ................. 734 706,574
3.00%,  12/15/29 ................. 488 447,768
5.70%,  12/01/33 ................. 270 279,796
4.05%,  12/15/49 ................. 650 515,271
3.05%,  10/01/51 ................. 425 280,800
Pactiv Evergreen Group Issuer LLC,
4.38%,  10/15/28
(c)
............... 500 470,354
Pactiv Evergreen Group Issuer, Inc.,
4.00%,  10/15/27
(c)
............... 925 883,750
Pactiv LLC
7.95%,  12/15/25 ................. 200 204,412
8.38%,  04/15/27 ................. 150 157,655
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(c)
1.57%,  10/15/26 ................. USD 825 $ 770,178
4.00%,  12/01/27 ................. 424 406,001
6.13%,  02/01/28
(d)
................ 725 731,850
5.00%,  04/15/29 ................. 440 425,066
7.25%,  02/15/31 ................. 450 467,095
6.50%,  07/15/32 ................. 405 411,008
6.88%,  07/15/33 ................. 410 434,325
Silgan Holdings, Inc.
1.40%,  04/01/26
(c)
................ 531 502,355
4.13%,  02/01/28 ................. 500 478,587
Smurfit Kappa Treasury ULC
(c)
5.20%,  01/15/30 ................. 380 383,172
5.44%,  04/03/34 ................. 900 904,872
5.78%,  04/03/54 ................. 705 713,763
Sonoco Products Co.
4.45%,  09/01/26 ................. 255 253,332
2.25%,  02/01/27 ................. 750 708,217
4.60%,  09/01/29 ................. 190 185,171
3.13%,  05/01/30 ................. 1,150 1,045,509
2.85%,  02/01/32
(d)
................ 570 487,383
5.00%,  09/01/34 ................. 720 689,728
5.75%,  11/01/40 ................. 40 39,918
Trident TPI Holdings, Inc., 12.75%,  12/31/28
(c)
575 631,010
TriMas Corp., 4.13%,  04/15/29
(c)
........ 390 364,160
Trivium Packaging Finance BV
(c)(j)
5.50%,  08/15/26 ................. 1,033 1,023,710
8.50%,  08/15/27 ................. 700 699,005
WestRock MWV LLC
8.20%,  01/15/30 ................. 547 625,477
7.95%,  02/15/31 ................. 150 171,636
WRKCo, Inc.
4.65%,  03/15/26 ................. 885 881,055
3.38%,  09/15/27 ................. 300 288,293
4.00%,  03/15/28 ................. 755 733,980
3.90%,  06/01/28 ................. 710 684,924
4.90%,  03/15/29 ................. 823 820,564
4.20%,  06/01/32 ................. 352 332,680
3.00%,  06/15/33 ................. 504 427,653
65,987,761
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(c)
4.00%,  01/15/28 ................. 690 655,863
3.88%,  11/15/29 ................. 410 375,028
BCPE Empire Holdings, Inc.,
7.63%,  05/01/27
(c)
............... 655 658,831
Dealer Tire LLC, 8.00%,  02/01/28
(c)
...... 490 483,111
Ferguson Finance plc
(c)
4.25%,  04/20/27 ................. 220 216,061
4.50%,  10/24/28 ................. 929 908,675
3.25%,  06/02/30 ................. 570 519,381
4.65%,  04/20/32 ................. 350 336,127
Gates Corp., 6.88%,  07/01/29
(c)
......... 505 519,531
Genuine Parts Co.
6.50%,  11/01/28 ................. 690 728,000
4.95%,  08/15/29 ................. 1,005 997,871
1.88%,  11/01/30 ................. 642 535,937
2.75%,  02/01/32 ................. 280 237,820
6.88%,  11/01/33
(d)
................ 445 492,589
LKQ Corp.
5.75%,  06/15/28 ................. 720 733,722
6.25%,  06/15/33 ................. 455 469,570

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors (continued)
Resideo Funding, Inc.
(c)
4.00%,  09/01/29
(d)
................ USD 330 $ 303,804
6.50%,  07/15/32 ................. 552 555,990
Ritchie Bros Holdings, Inc.
(c)
6.75%,  03/15/28 ................. 500 513,247
7.75%,  03/15/31 ................. 803 847,219
Velocity Vehicle Group LLC, 8.00%,  06/01/29
(c)
485 498,807
Verde Purchaser LLC, 10.50%,  11/30/30
(c)(d)
. 705 751,044
Windsor Holdings III LLC, 8.50%,  06/15/30
(c)
. 795 837,035
13,175,263
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.,
5.50%,  03/01/28
(c)
............... 413 404,785
American University (The), Series 2019,
3.67%,  04/01/49 ................ 140 110,171
Belron UK Finance plc, 5.75%,  10/15/29
(c)
.. 1,115 1,117,307
Brown University, Series A, 2.92%,  09/01/50 . 70 48,407
California Institute of Technology
4.32%,  08/01/45 ................. 295 262,666
4.70%,  11/01/2111 ................ 93 79,901
3.65%,  09/01/2119 ................ 226 151,007
Carriage Services, Inc., 4.25%,  05/15/29
(c)
.. 403 369,492
Case Western Reserve University, Series 22-C,
5.41%,  06/01/2122 ............... 160 156,001
Champions Financing, Inc., 8.75%,  02/15/29
(c)
(d)
.......................... 600 605,709
Claremont Mckenna College,
3.78%,  01/01/2122 ............... 213 145,243
Cornell University, 4.84%,  06/15/34
(d)
..... 440 439,561
Duke University
Series 2020, 2.68%,  10/01/44 ......... 400 290,934
Series 2020, 2.76%,  10/01/50 ......... 390 257,246
Series 2020, 2.83%,  10/01/55 ......... 399 264,684
Emory University
Series 2020, 2.14%,  09/01/30 ......... 40 34,990
Series 2020, 2.97%,  09/01/50 ......... 433 298,824
George Washington University (The)
Series 2014, 4.30%,  09/15/44 ......... 235 205,497
4.87%,  09/15/45 ................. 355 335,938
Series 2018, 4.13%,  09/15/48 ......... 672 571,535
Georgetown University (The)
Series B, 4.32%,  04/01/49 ........... 265 231,137
Series 20A, 2.94%,  04/01/50 ......... 487 328,734
Series A, 5.22%,  10/01/2118 .......... 250 230,951
Graham Holdings Co., 5.75%,  06/01/26
(c)
... 400 400,009
Grand Canyon University, 5.13%,  10/01/28 .. 360 337,388
Howard University, Series 22A,
5.21%,  10/01/52 ................ 160 144,435
Johns Hopkins University
Series A, 4.71%,  07/01/32 ........... 320 318,087
Series 2013, 4.08%,  07/01/53 ......... 295 251,382
Series A, 2.81%,  01/01/60 ........... 253 157,719
Leland Stanford Junior University (The)
1.29%,  06/01/27
(d)
................ 281 260,161
3.65%,  05/01/48 ................. 405 328,331
2.41%,  06/01/50 ................. 440 274,925
Massachusetts Institute of Technology
3.96%,  07/01/38 ................. 205 189,431
Series F, 2.99%,  07/01/50 ........... 325 228,662
Series G, 2.29%,  07/01/51 ........... 516 308,968
3.07%,  04/01/52 ................. 607 429,478
5.60%,  07/01/2111 ................ 404 433,905
4.68%,  07/01/2114 ................ 1,338 1,205,783
3.89%,  07/01/2116 ................ 143 106,764
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Mavis Tire Express Services Topco Corp.,
6.50%,  05/15/29
(c)
............... USD 700 $ 670,379
Northeastern University, Series 2020,
2.89%,  10/01/50 ................ 338 232,862
Northwestern University
4.64%,  12/01/44 ................. 578 546,434
Series 2020, 2.64%,  12/01/50 ......... 253 165,319
Series 2017, 3.66%,  12/01/57 ......... 354 276,692
President & Fellows of Harvard College
4.61%,  02/15/35 ................. 2,000 1,976,396
6.50%,  01/15/39
(c)
................ 165 189,483
3.15%,  07/15/46 ................. 571 424,831
2.52%,  10/15/50 ................. 511 326,659
3.75%,  11/15/52 ................. 45 36,323
3.30%,  07/15/56 ................. 616 448,300
Service Corp. International
7.50%,  04/01/27
(d)
................ 250 262,314
4.63%,  12/15/27 ................. 525 514,064
5.13%,  06/01/29 ................. 755 741,213
3.38%,  08/15/30 ................. 850 751,579
4.00%,  05/15/31 ................. 795 717,033
5.75%,  10/15/32 ................. 795 782,402
Signal Parent, Inc., 6.13%,  04/01/29
(c)(d)
.... 302 196,758
Sotheby's
(c)
7.38%,  10/15/27 ................. 755 733,214
5.88%,  06/01/29 ................. 310 272,450
StoneMor, Inc., 8.50%,  05/15/29
(c)
....... 440 391,763
Thomas Jefferson University, 3.85%,  11/01/57 417 315,054
Trustees of Boston College, 3.13%,  07/01/52 285 200,198
Trustees of Boston University, Series CC,
4.06%,  10/01/48 ................ 382 327,350
Trustees of Columbia University in the
City of New York (The), Series 2024,
4.36%,  10/01/35 ................ 135 129,811
Trustees of Princeton University (The)
5.70%,  03/01/39 ................. 347 371,383
Series 2020, 2.52%,  07/01/50
(d)
........ 723 478,993
4.20%,  03/01/52 ................. 220 194,498
Trustees of the University of Pennsylvania (The)
Series 2020, 2.40%,  10/01/50 ......... 355 219,926
4.67%,  09/01/2112 ................ 25 21,902
3.61%,  02/15/2119 ................ 255 173,177
University of Chicago (The)
Series 20B, 2.76%,  04/01/45 ......... 85 65,671
Series C, 2.55%,  04/01/50
(d)
.......... 306 204,194
4.00%,  10/01/53 ................. 535 458,257
University of Miami, Series 2022,
4.06%,  04/01/52
(d)
............... 186 153,266
University of Notre Dame du Lac
Series 2015, 3.44%,  02/15/45 ......... 424 339,212
Series 2017, 3.39%,  02/15/48 ......... 390 299,802
University of Southern California
3.03%,  10/01/39 ................. 763 620,994
Series 2017, 3.84%,  10/01/47 ......... 483 396,495
2.81%,  10/01/50 ................. 415 277,541
Series 21A, 2.95%,  10/01/51 ......... 330 227,628
4.98%,  10/01/53 ................. 365 358,163
5.25%,  10/01/2111 ................ 255 253,045
Series A, 3.23%,  10/01/2120 .......... 173 105,776
Wand NewCo 3, Inc., 7.63%,  01/30/32
(c)
.... 1,195 1,234,287
Washington University (The)
Series 2022, 3.52%,  04/15/54 ......... 510 392,301
4.35%,  04/15/2122 ................ 109 88,704
William Marsh Rice University
3.57%,  05/15/45 ................. 435 353,161

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
3.77%,  05/15/55 ................. USD 300 $ 242,698
WW International, Inc., 4.50%,  04/15/29
(c)
... 445 111,927
Yale University
Series 2020, 1.48%,  04/15/30 ......... 428 365,210
Series 2020, 2.40%,  04/15/50 ......... 588 368,677
32,321,917
Diversified REITs — 0.2%
American Assets Trust LP
3.38%,  02/01/31 ................. 715 618,670
6.15%,  10/01/34 ................. 460 461,247
Broadstone Net Lease LLC, 2.60%,  09/15/31 590 489,622
Champion MTN Ltd., 2.95%,  06/15/30
(e)
.... 400 344,778
Digital Realty Trust LP
3.70%,  08/15/27 ................. 1,045 1,016,102
5.55%,  01/15/28 ................. 940 959,775
4.45%,  07/15/28 ................. 623 614,763
3.60%,  07/01/29 ................. 914 867,237
Equinix Europe 2 Financing Corp. LLC,
5.50%,  06/15/34 ................ 465 472,317
Global Net Lease, Inc., 3.75%,  12/15/27
(c)
.. 490 449,407
GLP Capital LP
5.38%,  04/15/26 ................. 1,052 1,052,414
5.75%,  06/01/28 ................. 848 860,628
5.30%,  01/15/29 ................. 1,132 1,129,343
4.00%,  01/15/30 ................. 925 861,507
4.00%,  01/15/31 ................. 785 720,214
3.25%,  01/15/32 ................. 470 405,783
6.75%,  12/01/33 ................. 130 138,507
5.63%,  09/15/34 ................. 395 390,030
6.25%,  09/15/54 ................. 445 447,294
Iron Mountain Information Management
Services, Inc., 5.00%,  07/15/32
(c)
...... 1,175 1,108,060
Necessity Retail REIT, Inc., 4.50%,  09/30/28
(c)
495 455,907
Prologis Targeted US Logistics Fund LP
(c)
5.25%,  04/01/29
(d)
................ 435 441,072
5.50%,  04/01/34 ................. 410 414,850
5.25%,  01/15/35 ................. 420 415,277
Rayonier LP, 2.75%,  05/17/31 .......... 465 399,041
Safehold GL Holdings LLC
2.80%,  06/15/31 ................. 695 595,981
2.85%,  01/15/32 ................. 150 126,855
6.10%,  04/01/34 ................. 225 231,703
Simon Property Group LP
3.30%,  01/15/26 ................. 786 773,560
3.25%,  11/30/26 ................. 870 846,574
1.38%,  01/15/27 ................. 650 607,036
3.38%,  06/15/27 ................. 649 631,340
3.38%,  12/01/27 ................. 749 724,630
1.75%,  02/01/28 ................. 1,001 916,492
2.45%,  09/13/29 ................. 2,150 1,934,644
2.65%,  07/15/30 ................. 910 811,994
2.20%,  02/01/31 ................. 805 689,740
2.25%,  01/15/32 ................. 685 574,155
2.65%,  02/01/32 ................. 700 600,961
5.50%,  03/08/33 ................. 620 634,723
6.25%,  01/15/34 ................. 320 344,658
4.75%,  09/26/34 ................. 550 527,411
6.75%,  02/01/40 ................. 497 557,921
4.75%,  03/15/42 ................. 494 452,588
4.25%,  10/01/44 ................. 482 405,836
4.25%,  11/30/46
(d)
................ 575 481,857
3.25%,  09/13/49 ................. 1,585 1,100,800
3.80%,  07/15/50 ................. 1,115 846,807
5.85%,  03/08/53 ................. 560 578,887
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
6.65%,  01/15/54 ................. USD 295 $ 337,649
Store Capital LLC
4.50%,  03/15/28 ................. 433 419,635
4.63%,  03/15/29 ................. 487 467,725
2.75%,  11/18/30 ................. 430 367,040
2.70%,  12/01/31 ................. 455 374,726
Trust Fibra Uno
(e)
5.25%,  01/30/26 ................. 200 199,056
4.87%,  01/15/30 ................. 1,600 1,439,458
7.38%,  02/13/34
(d)
................ 800 796,188
6.95%,  01/30/44 ................. 200 174,705
6.39%,  01/15/50 ................. 800 640,221
Uniti Group LP
(c)
10.50%,  02/15/28 ................. 2,919 3,111,903
Series MAY, 10.50%,  02/15/28 ........ 120 127,346
4.75%,  04/15/28 ................. 565 519,431
6.50%,  02/15/29 ................. 1,120 962,678
6.00%,  01/15/30
(d)
................ 765 640,351
VICI Properties LP
4.50%,  09/01/26
(c)
................ 935 922,249
4.25%,  12/01/26
(c)
................ 1,575 1,545,684
5.75%,  02/01/27
(c)
................ 1,268 1,278,140
3.75%,  02/15/27
(c)
................ 1,803 1,742,363
4.50%,  01/15/28
(c)
................ 850 828,164
4.75%,  02/15/28 ................. 775 767,803
3.88%,  02/15/29
(c)
................ 820 772,135
4.63%,  12/01/29
(c)
................ 949 911,405
4.95%,  02/15/30 ................. 1,235 1,211,657
4.13%,  08/15/30
(c)
................ 1,690 1,566,738
5.13%,  05/15/32 ................. 1,201 1,176,106
5.75%,  04/01/34
(d)
................ 75 76,132
5.63%,  05/15/52 ................. 990 928,461
6.13%,  04/01/54 ................. 200 201,274
Vornado Realty LP
2.15%,  06/01/26 ................. 395 373,968
3.40%,  06/01/31 ................. 345 293,825
WP Carey, Inc.
4.25%,  10/01/26 ................. 425 420,087
3.85%,  07/15/29
(d)
................ 365 348,977
2.40%,  02/01/31 ................. 465 397,207
2.45%,  02/01/32 ................. 380 316,698
2.25%,  04/01/33 ................. 992 786,622
5.38%,  06/30/34 ................. 465 465,223
59,440,028
Diversified Telecommunication Services — 0.8%
Altice Financing SA
(c)
9.63%,  07/15/27 ................. 330 320,539
5.00%,  01/15/28 ................. 1,290 1,091,314
5.75%,  08/15/29
(d)
................ 2,093 1,708,802
Altice France SA
(c)
8.13%,  02/01/27 ................. 1,754 1,452,166
5.50%,  01/15/28 ................. 1,090 843,117
5.13%,  01/15/29 ................. 440 330,174
5.13%,  07/15/29 ................. 2,500 1,870,417
5.50%,  10/15/29 ................. 2,000 1,510,317
AT&T, Inc.
3.88%,  01/15/26 ................. 855 846,588
5.54%,  02/20/26 ................. 111 111,033
1.70%,  03/25/26 ................. 2,705 2,595,618
2.95%,  07/15/26 ................. 625 607,740
3.80%,  02/15/27 ................. 872 855,683
4.25%,  03/01/27 ................. 1,485 1,474,250
2.30%,  06/01/27 ................. 3,021 2,853,862
1.65%,  02/01/28 ................. 3,186 2,894,906

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.10%,  02/15/28 ................. USD 1,545 $ 1,517,937
4.35%,  03/01/29 ................. 3,438 3,389,245
4.30%,  02/15/30 ................. 3,182 3,097,043
2.75%,  06/01/31 ................. 2,441 2,144,443
2.25%,  02/01/32
(d)
................ 2,732 2,273,230
2.55%,  12/01/33 ................. 3,873 3,152,963
5.40%,  02/15/34 ................. 2,545 2,584,408
4.50%,  05/15/35 ................. 2,874 2,693,322
5.25%,  03/01/37 ................. 620 612,416
4.90%,  08/15/37 ................. 1,150 1,096,722
6.30%,  01/15/38 ................. 215 232,652
6.55%,  02/15/39 ................. 535 583,098
4.85%,  03/01/39 ................. 1,271 1,192,218
6.00%,  08/15/40 ................. 515 532,369
5.35%,  09/01/40 ................. 525 514,713
6.38%,  03/01/41 ................. 287 308,433
3.50%,  06/01/41 ................. 2,439 1,915,630
5.55%,  08/15/41 ................. 767 761,725
5.15%,  03/15/42 ................. 536 507,000
4.30%,  12/15/42 ................. 1,360 1,156,693
3.10%,  02/01/43 ................. 585 427,348
4.65%,  06/01/44 ................. 529 464,586
4.80%,  06/15/44 ................. 292 260,159
4.35%,  06/15/45 ................. 625 524,793
4.85%,  07/15/45 ................. 586 523,461
4.75%,  05/15/46 ................. 2,035 1,811,078
5.15%,  11/15/46 ................. 835 781,131
5.65%,  02/15/47 ................. 665 670,947
5.45%,  03/01/47 ................. 662 636,918
4.50%,  03/09/48 ................. 2,120 1,801,153
4.55%,  03/09/49 ................. 1,010 865,165
5.15%,  02/15/50 ................. 646 599,546
3.65%,  06/01/51 ................. 2,719 1,975,829
3.30%,  02/01/52 ................. 980 670,105
3.50%,  09/15/53 ................. 7,597 5,285,577
3.55%,  09/15/55 ................. 6,922 4,805,448
5.70%,  03/01/57 ................. 397 389,367
3.80%,  12/01/57 ................. 5,636 4,039,142
3.65%,  09/15/59 ................. 6,229 4,272,099
3.85%,  06/01/60 ................. 1,335 957,278
3.50%,  02/01/61 ................. 605 404,522
Bell Telephone Co. of Canada or Bell Canada
Series US-5, 2.15%,  02/15/32 ......... 885 728,189
5.10%,  05/11/33 ................. 885 875,012
5.20%,  02/15/34 ................. 630 626,538
4.46%,  04/01/48 ................. 1,126 946,494
4.30%,  07/29/49 ................. 564 459,195
Series US-4, 3.65%,  03/17/51 ......... 1,101 796,609
Series US-6, 3.20%,  02/15/52 ......... 745 494,422
3.65%,  08/15/52 ................. 790 573,239
5.55%,  02/15/54 ................. 615 606,566
British Telecommunications plc
5.13%,  12/04/28 ................. 975 984,111
3.25%,  11/08/29
(c)
................ 1,120 1,036,082
9.63%,  12/15/30 ................. 1,837 2,258,059
4.25%,  11/08/49
(c)
................ 842 682,196
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.99%),
4.25%,  11/23/81
(c)(g)
.............. 475 458,206
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.49%),
4.88%,  11/23/81
(c)(g)
.............. 507 466,398
CCO Holdings LLC
5.50%,  05/01/26
(c)
................ 675 673,152
5.13%,  05/01/27
(c)
................ 3,520 3,448,084
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%,  02/01/28
(c)
................ USD 2,685 $ 2,598,348
5.38%,  06/01/29
(c)
................ 1,530 1,463,070
6.38%,  09/01/29
(c)
................ 1,505 1,490,332
4.75%,  03/01/30
(c)
................ 3,050 2,775,423
4.50%,  08/15/30
(c)
................ 2,685 2,396,358
4.25%,  02/01/31
(c)
................ 3,003 2,606,050
7.38%,  03/01/31
(c)
................ 1,107 1,125,529
4.75%,  02/01/32
(c)
................ 1,205 1,042,935
4.50%,  05/01/32 ................. 3,160 2,686,003
4.50%,  06/01/33
(c)
................ 1,610 1,338,724
4.25%,  01/15/34
(c)
................ 2,008 1,607,286
Consolidated Communications, Inc.
(c)
5.00%,  10/01/28 ................. 420 388,963
6.50%,  10/01/28 ................. 740 702,869
Deutsche Telekom AG, 3.63%,  01/21/50
(c)
.. 1,440 1,068,621
Deutsche Telekom International Finance BV
3.60%,  01/19/27
(c)
................ 1,135 1,108,370
4.38%,  06/21/28
(c)
................ 1,040 1,025,024
8.75%,  06/15/30 ................. 2,970 3,493,750
9.25%,  06/01/32 ................. 754 944,753
4.75%,  06/21/38
(c)
................ 475 443,555
4.88%,  03/06/42
(c)
................ 905 833,389
Embarq Corp., 8.00%,  06/01/36 ......... 1,460 627,568
Frontier Communications Holdings LLC
5.88%,  10/15/27
(c)
................ 1,145 1,142,567
5.00%,  05/01/28
(c)
................ 1,456 1,432,084
6.75%,  05/01/29
(c)
................ 1,410 1,403,154
5.88%,  11/01/29 ................. 770 752,044
6.00%,  01/15/30
(c)
................ 1,005 985,343
8.75%,  05/15/30
(c)
................ 1,145 1,212,779
8.63%,  03/15/31
(c)
................ 735 789,206
Frontier Florida LLC, Series E,
6.86%,  02/01/28 ................ 300 311,839
Frontier North, Inc., Series G, 6.73%,  02/15/28 215 219,946
HKT Capital No. 4 Ltd., 3.00%,  07/14/26
(e)
.. 800 774,268
HKT Capital No. 5 Ltd., 3.25%,  09/30/29
(e)
.. 400 370,026
HKT Capital No. 6 Ltd., 3.00%,  01/18/32
(e)
.. 600 522,529
IHS Holding Ltd.
(e)
5.63%,  11/29/26 ................. 600 588,456
6.25%,  11/29/28 ................. 600 563,557
Iliad Holding SASU
(c)
6.50%,  10/15/26 ................. 804 810,069
7.00%,  10/15/28 ................. 885 897,333
8.50%,  04/15/31 ................. 985 1,053,340
Intelsat Jackson Holdings SA,
6.50%,  03/15/30
(c)
............... 3,005 2,828,816
Koninklijke KPN NV, 8.38%,  10/01/30 ..... 270 315,729
KT Corp.
2.50%,  07/18/26
(c)(d)
............... 550 528,671
1.38%,  01/21/27
(e)
................ 200 185,819
4.13%,  02/02/28
(c)
................ 400 392,395
Level 3 Financing, Inc.
(c)
4.63%,  09/15/27
(d)
................ 77 70,003
4.25%,  07/01/28 ................. 455 378,339
3.63%,  01/15/29
(d)
................ 60 44,986
10.50%,  04/15/29 ................. 660 735,695
4.88%,  06/15/29 ................. 709 606,381
3.75%,  07/15/29
(d)
................ 450 328,906
11.00%,  11/15/29 ................. 1,995 2,251,289
4.50%,  04/01/30 ................. 845 677,726
10.50%,  05/15/30
(d)
............... 934 1,023,185
3.88%,  10/15/30 ................. 580 443,499
10.75%,  12/15/30 ................. 650 728,326
4.00%,  04/15/31 ................. 665 503,106
10.00%,  10/15/32 ................. 342 338,915

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Liquid Telecommunications Financing plc,
5.50%,  09/04/26
(e)
............... USD 800 $ 572,011
Lumen Technologies, Inc.
5.13%,  12/15/26
(c)
................ 132 125,134
4.50%,  01/15/29
(c)
................ 380 296,489
4.13%,  04/15/29
(c)
................ 372 327,105
5.38%,  06/15/29
(c)(d)
............... 235 182,809
4.13%,  04/15/30
(c)(d)
............... 372 316,709
10.00%,  10/15/32
(c)(d)
.............. 435 433,504
Series P, 7.60%,  09/15/39 ........... 355 259,960
Series U, 7.65%,  03/15/42 ........... 295 214,392
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.39%), 3.98%
(e)(g)(i)
............... 400 389,900
Ooredoo International Finance Ltd.
3.75%,  06/22/26
(e)
................ 1,000 983,741
3.88%,  01/31/28
(c)(d)
............... 400 389,899
2.63%,  04/08/31
(e)
................ 1,400 1,237,804
4.50%,  01/31/43
(c)
................ 400 368,488
Optics Bidco SpA
(c)
Series 2033, 6.38%,  11/15/33 ......... 520 525,552
Series 2034, 6.00%,  09/30/34 ......... 509 497,687
Series 2036, 7.20%,  07/18/36 ......... 504 518,364
Series 2038, 7.72%,  06/04/38 ......... 520 552,326
Orange SA
9.00%,  03/01/31 ................. 1,876 2,267,695
5.38%,  01/13/42 ................. 1,185 1,159,485
5.50%,  02/06/44 ................. 969 961,144
PT Tower Bersama Infrastructure Tbk.
(e)
2.75%,  01/20/26 ................. 400 388,072
2.80%,  05/02/27 ................. 200 189,502
Sable International Finance Ltd.,
7.13%,  10/15/32
(c)
............... 800 804,490
Saudi Telecom Co., 3.89%,  05/13/29
(e)
..... 1,200 1,166,060
SES GLOBAL Americas Holdings, Inc.,
5.30%,  03/25/44
(c)
............... 484 368,739
Singapore Telecommunications Ltd.,
7.38%,  12/01/31
(c)
............... 150 173,550
SingTel Group Treasury Pte. Ltd.
(e)
3.88%,  08/28/28 ................. 800 781,063
2.38%,  08/28/29 ................. 1,400 1,267,613
1.88%,  06/10/30 ................. 1,000 865,352
Sitios Latinoamerica SAB de CV,
5.38%,  04/04/32
(e)
............... 845 809,828
SK Broadband Co. Ltd., 4.88%,  06/28/28
(e)
.. 400 398,295
Sprint Capital Corp.
6.88%,  11/15/28 ................. 3,025 3,245,414
8.75%,  03/15/32 ................. 2,175 2,629,637
Telecom Argentina SA
9.50%,  07/18/31
(c)
................ 250 258,572
9.50%,  07/18/31
(e)
................ 720 744,687
Telecom Italia Capital SA
6.38%,  11/15/33 ................. 506 512,937
6.00%,  09/30/34 ................. 491 476,762
7.20%,  07/18/36 ................. 496 503,824
7.72%,  06/04/38 ................. 508 528,284
Telefonica Emisiones SA
4.10%,  03/08/27 ................. 1,218 1,200,663
7.05%,  06/20/36 ................. 1,901 2,119,611
4.67%,  03/06/38 ................. 406 366,217
5.21%,  03/08/47 ................. 2,451 2,230,201
4.90%,  03/06/48 ................. 1,306 1,140,298
5.52%,  03/01/49 ................. 1,203 1,143,990
Telesat Canada
(c)
5.63%,  12/06/26 ................. 405 183,681
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.88%,  06/01/27
(d)
................ USD 250 $ 109,750
6.50%,  10/15/27 ................. 310 97,716
TELUS Corp.
2.80%,  02/16/27 ................. 770 735,121
3.70%,  09/15/27 ................. 1,050 1,018,322
3.40%,  05/13/32 ................. 815 726,641
4.60%,  11/16/48 ................. 810 683,988
4.30%,  06/15/49 ................. 543 432,152
Total Play Telecomunicaciones SA de CV,
6.38%,  09/20/28
(d)(e)
.............. 600 337,290
Turk Telekomunikasyon A/S, 7.38%,  05/20/29
(e)
600 611,725
Verizon Communications, Inc.
0.85%,  11/20/25 ................. 1,162 1,117,862
1.45%,  03/20/26 ................. 1,653 1,583,440
2.63%,  08/15/26 ................. 1,691 1,634,236
4.13%,  03/16/27 ................. 2,712 2,679,592
3.00%,  03/22/27 ................. 1,100 1,060,099
2.10%,  03/22/28 ................. 2,877 2,641,561
4.33%,  09/21/28 ................. 4,337 4,277,113
3.88%,  02/08/29 ................. 1,445 1,398,029
4.02%,  12/03/29 ................. 5,518 5,306,690
3.15%,  03/22/30 ................. 1,862 1,709,658
1.50%,  09/18/30 ................. 1,135 944,739
1.68%,  10/30/30 ................. 2,456 2,041,174
7.75%,  12/01/30 ................. 845 971,331
1.75%,  01/20/31 ................. 2,090 1,733,358
2.55%,  03/21/31 ................. 3,393 2,945,134
2.36%,  03/15/32 ................. 4,687 3,910,890
5.05%,  05/09/33 ................. 705 705,864
4.50%,  08/10/33 ................. 2,018 1,920,275
6.40%,  09/15/33 ................. 585 637,835
4.40%,  11/01/34 ................. 2,134 2,003,993
4.78%,  02/15/35
(c)
................ 490 472,027
5.85%,  09/15/35 ................. 450 470,339
4.27%,  01/15/36 ................. 895 817,038
5.25%,  03/16/37 ................. 1,510 1,495,908
4.81%,  03/15/39 ................. 1,453 1,360,043
2.65%,  11/20/40 ................. 2,860 1,999,124
3.40%,  03/22/41 ................. 3,735 2,892,126
2.85%,  09/03/41 ................. 1,340 953,264
4.75%,  11/01/41 ................. 744 686,515
3.85%,  11/01/42 ................. 820 663,089
6.55%,  09/15/43 ................. 809 906,962
4.13%,  08/15/46 ................. 1,058 862,376
4.86%,  08/21/46 ................. 2,372 2,177,911
5.50%,  03/16/47 ................. 635 638,053
4.52%,  09/15/48 ................. 974 842,707
5.01%,  04/15/49
(d)
................ 355 339,968
4.00%,  03/22/50 ................. 1,215 957,288
2.88%,  11/20/50 ................. 2,713 1,724,833
3.55%,  03/22/51 ................. 4,305 3,146,628
3.88%,  03/01/52 ................. 1,010 775,060
5.50%,  02/23/54 ................. 675 671,140
5.01%,  08/21/54 ................. 605 555,275
4.67%,  03/15/55 ................. 777 680,176
2.99%,  10/30/56 ................. 3,675 2,274,980
3.00%,  11/20/60
(d)
................ 2,705 1,633,191
3.70%,  03/22/61 ................. 3,083 2,186,709
Virgin Media Finance plc, 5.00%,  07/15/30
(c)
. 1,285 1,103,908
Virgin Media Secured Finance plc
(c)
5.50%,  05/15/29 ................. 1,431 1,354,790
4.50%,  08/15/30 ................. 885 775,111
Windstream Services LLC
(c)
7.75%,  08/15/28 ................. 1,376 1,383,469
8.25%,  10/01/31 ................. 805 815,004

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(c)(d)
4.00%,  03/01/27 ................. USD 1,495 $ 1,330,677
6.13%,  03/01/28 ................. 1,120 961,356
280,848,399
Electric Utilities — 1.8%
Acwa Power Management & Investments One
Ltd., 5.95%,  12/15/39
(e)
............ 386 386,474
Adani Electricity Mumbai Ltd.
(e)
3.95%,  02/12/30 ................. 800 704,823
3.87%,  07/22/31 ................. 400 338,391
Adani Transmission Step-One Ltd.
(e)
4.00%,  08/03/26 ................. 600 578,663
4.25%,  05/21/36 ................. 227 195,870
AEP Texas, Inc.
3.95%,  06/01/28 ................. 80 77,613
5.45%,  05/15/29 ................. 655 668,451
Series I, 2.10%,  07/01/30 ............ 600 516,473
4.70%,  05/15/32 ................. 290 282,584
5.40%,  06/01/33 ................. 320 320,826
5.70%,  05/15/34 ................. 395 402,490
3.80%,  10/01/47 ................. 695 513,966
Series G, 4.15%,  05/01/49 ........... 310 238,764
Series H, 3.45%,  01/15/50 ........... 512 352,630
3.45%,  05/15/51 ................. 595 407,337
5.25%,  05/15/52 ................. 315 294,162
AEP Transmission Co. LLC
3.10%,  12/01/26 ................. 620 601,895
5.15%,  04/01/34 ................. 490 491,231
4.00%,  12/01/46 ................. 215 174,769
3.75%,  12/01/47 ................. 642 494,342
4.25%,  09/15/48 ................. 720 594,266
3.80%,  06/15/49 ................. 245 188,111
3.15%,  09/15/49 ................. 345 235,785
Series M, 3.65%,  04/01/50 ........... 625 471,022
Series N, 2.75%,  08/15/51 ........... 180 112,438
Series O, 4.50%,  06/15/52 ........... 550 476,206
5.40%,  03/15/53 ................. 446 441,499
AES Panama Generation Holdings SRL,
4.38%,  05/31/30
(e)
............... 1,351 1,194,146
Alabama Power Co.
3.75%,  09/01/27 ................. 310 304,575
Series 20-A, 1.45%,  09/15/30
(d)
........ 630 525,115
3.05%,  03/15/32 ................. 255 226,263
3.94%,  09/01/32 ................. 620 582,638
5.85%,  11/15/33 ................. 445 470,457
6.13%,  05/15/38 ................. 215 231,044
6.00%,  03/01/39 ................. 310 331,717
3.85%,  12/01/42 ................. 149 121,821
4.15%,  08/15/44 ................. 479 403,740
3.75%,  03/01/45 ................. 833 659,330
4.30%,  01/02/46 ................. 445 378,256
Series B, 3.70%,  12/01/47 ........... 512 394,001
Series A, 4.30%,  07/15/48 ........... 558 474,895
3.45%,  10/01/49 ................. 558 407,341
3.13%,  07/15/51 ................. 760 516,497
3.00%,  03/15/52 ................. 388 258,632
Alfa Desarrollo SpA, 4.55%,  09/27/51
(e)
.... 1,239 934,135
Alliant Energy Finance LLC
(c)
5.40%,  06/06/27 ................. 570 576,079
4.25%,  06/15/28 ................. 448 436,834
5.95%,  03/30/29 ................. 935 966,961
3.60%,  03/01/32 ................. 420 373,100
Alpha Generation LLC, 6.75%,  10/15/32
(c)
.. 1,007 1,021,851
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
American Electric Power Co., Inc.
Series N, 1.00%,  11/01/25 ........... USD 30 $ 28,891
5.75%,  11/01/27 ................. 920 946,806
3.20%,  11/13/27 ................. 610 584,248
Series J, 4.30%,  12/01/28 ........... 830 814,886
5.20%,  01/15/29 ................. 1,110 1,124,624
2.30%,  03/01/30 ................. 769 672,941
5.95%,  11/01/32 ................. 565 593,049
5.63%,  03/01/33 ................. 619 632,334
3.25%,  03/01/50
(d)
................ 405 271,175
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.95%,  12/15/54
(g)
............... 630 658,057
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
7.05%,  12/15/54
(d)(g)
.............. 115 118,898
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
3.88%,  02/15/62
(g)
............... 704 664,380
American Transmission Systems, Inc.
(c)
2.65%,  01/15/32 ................. 830 709,600
5.00%,  09/01/44 ................. 470 443,826
Appalachian Power Co.
Series X, 3.30%,  06/01/27 ........... 205 197,659
Series AA, 2.70%,  04/01/31 .......... 280 243,936
Series BB, 4.50%,  08/01/32 .......... 640 613,008
5.65%,  04/01/34 ................. 460 470,253
7.00%,  04/01/38 ................. 545 617,423
4.40%,  05/15/44 ................. 350 291,096
4.45%,  06/01/45 ................. 165 137,473
Series Y, 4.50%,  03/01/49 ........... 515 428,477
Series Z, 3.70%,  05/01/50 ........... 770 558,743
Arizona Public Service Co.
2.95%,  09/15/27 ................. 475 450,778
2.60%,  08/15/29 ................. 654 593,856
2.20%,  12/15/31 ................. 500 413,545
6.35%,  12/15/32 ................. 375 402,042
5.55%,  08/01/33 ................. 550 557,252
5.70%,  08/15/34 ................. 500 512,286
5.05%,  09/01/41 ................. 487 455,475
4.50%,  04/01/42 ................. 611 527,207
4.35%,  11/15/45 ................. 423 352,885
3.75%,  05/15/46 ................. 320 240,739
4.20%,  08/15/48 ................. 322 256,584
4.25%,  03/01/49 ................. 300 239,432
3.50%,  12/01/49 ................. 433 303,439
3.35%,  05/15/50 ................. 645 444,606
2.65%,  09/15/50 ................. 520 310,411
Atlantic City Electric Co.
4.00%,  10/15/28 ................. 298 290,754
2.30%,  03/15/31 ................. 540 463,194
Atlantica Transmision Sur SA,
6.88%,  04/30/43
(e)
............... 543 584,112
Ausgrid Finance Pty. Ltd., 4.35%,  08/01/28
(c)
. 480 467,177
Avangrid, Inc., 3.80%,  06/01/29 ......... 512 488,692
Baltimore Gas & Electric Co.
2.40%,  08/15/26 ................. 70 67,491
2.25%,  06/15/31 ................. 533 456,481
5.30%,  06/01/34 ................. 250 253,875
6.35%,  10/01/36 ................. 250 272,722
3.50%,  08/15/46 ................. 530 395,170
3.75%,  08/15/47 ................. 413 318,356
4.25%,  09/15/48 ................. 555 462,165
3.20%,  09/15/49 ................. 386 266,200
2.90%,  06/15/50 ................. 575 375,891

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.55%,  06/01/52 ................. USD 535 $ 465,944
5.40%,  06/01/53 ................. 695 685,989
5.65%,  06/01/54 ................. 385 395,373
Buffalo Energy Mexico Holdings,
7.88%,  02/15/39
(d)(e)
.............. 800 824,362
California Buyer Ltd., 6.38%,  02/15/32
(c)
.... 735 729,524
Castle Peak Power Finance Co. Ltd.
(e)
3.25%,  07/25/27 ................. 400 387,277
2.20%,  06/22/30 ................. 200 174,065
2.13%,  03/03/31 ................. 400 339,682
Celeo Redes Operacion Chile SA,
5.20%,  06/22/47
(c)
............... 5 4,187
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%,  09/01/26 ........... 123 118,348
Series AA, 3.00%,  02/01/27 .......... 215 207,496
5.20%,  10/01/28 ................. 345 351,513
Series AE, 2.35%,  04/01/31 .......... 533 458,101
Series AG, 3.00%,  03/01/32 .......... 1,095 960,382
Series ai., 4.45%,  10/01/32 ........... 355 342,906
Series K2, 6.95%,  03/15/33 .......... 38 42,649
4.95%,  04/01/33 ................. 705 698,810
5.15%,  03/01/34 ................. 250 251,018
5.05%,  03/01/35 ................. 140 139,579
3.55%,  08/01/42 ................. 525 411,754
4.50%,  04/01/44 ................. 440 387,712
3.95%,  03/01/48 ................. 388 307,554
Series AC, 4.25%,  02/01/49 .......... 800 666,727
Series AD, 2.90%,  07/01/50 .......... 563 364,857
Series AF, 3.35%,  04/01/51 .......... 555 392,491
Series AH, 3.60%,  03/01/52 .......... 325 239,781
Series AJ, 4.85%,  10/01/52 .......... 505 460,408
5.30%,  04/01/53 ................. 145 141,381
Centrais Eletricas Brasileiras SA,
6.50%,  01/11/35
(c)(d)
............... 800 785,171
Central International Development BVI Ltd.,
5.10%,  08/19/27
(e)
............... 400 401,795
Chile Electricity PEC SpA, 0.00%,  01/25/28
(e)(k)
396 330,380
China Clean Energy Development Ltd.,
4.00%,  11/05/25
(e)
................ 1,200 1,187,752
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.65%),
3.08%
(g)(i)
..................... 600 588,022
1.60%,  01/20/26 ................. 1,000 962,664
3.00%,  12/10/29 ................. 800 739,084
2.70%,  01/20/31 ................. 200 177,878
China Southern Power Grid International
Finance BVI 2018 Co. Ltd.,
4.25%,  09/18/28
(e)
............... 800 788,425
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%,  05/08/27
(e)
.. 400 390,426
Cleco Corporate Holdings LLC
(j)
3.74%,  05/01/26 ................. 652 638,095
4.97%,  05/01/46 ................. 320 272,945
Cleveland Electric Illuminating Co. (The)
3.50%,  04/01/28
(c)
................ 605 573,875
4.55%,  11/15/30
(c)
................ 490 476,337
5.95%,  12/15/36 ................. 490 503,202
CLP Power Hong Kong Financing Ltd.
(e)
3.38%,  10/26/27 ................. 800 774,806
2.13%,  06/30/30 ................. 600 520,286
2.25%,  07/21/31 ................. 200 169,787
Commonwealth Edison Co.
2.55%,  06/15/26 ................. 707 684,731
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 122, 2.95%,  08/15/27 .......... USD 790 $ 759,223
3.70%,  08/15/28 ................. 850 821,055
2.20%,  03/01/30 ................. 567 498,360
Series 132, 3.15%,  03/15/32 .......... 305 271,236
4.90%,  02/01/33 ................. 80 79,872
5.30%,  06/01/34 ................. 200 204,055
5.90%,  03/15/36 ................. 482 511,185
6.45%,  01/15/38 ................. 363 400,940
3.80%,  10/01/42 ................. 145 117,457
4.60%,  08/15/43 ................. 420 376,277
4.70%,  01/15/44 ................. 271 244,169
3.70%,  03/01/45 ................. 347 272,764
4.35%,  11/15/45 ................. 466 401,238
3.65%,  06/15/46 ................. 550 426,583
Series 123, 3.75%,  08/15/47 .......... 683 528,576
4.00%,  03/01/48 ................. 660 532,829
4.00%,  03/01/49 ................. 478 383,166
Series 127, 3.20%,  11/15/49 .......... 419 286,583
3.00%,  03/01/50 ................. 372 248,340
Series 130, 3.13%,  03/15/51 .......... 495 335,466
Series 131, 2.75%,  09/01/51 .......... 655 407,373
Series 133, 3.85%,  03/15/52 .......... 265 205,494
5.30%,  02/01/53 ................. 370 361,403
5.65%,  06/01/54 ................. 225 230,826
Connecticut Light & Power Co. (The)
Series A, 0.75%,  12/01/25 ........... 405 387,948
Series A, 3.20%,  03/15/27 ........... 248 240,644
4.65%,  01/01/29 ................. 505 504,304
Series A, 2.05%,  07/01/31 ........... 510 429,202
4.90%,  07/01/33 ................. 325 322,621
4.95%,  08/15/34 ................. 710 703,431
4.30%,  04/15/44 ................. 510 439,899
Series A, 4.15%,  06/01/45 ........... 405 340,115
4.00%,  04/01/48 ................. 687 563,065
5.25%,  01/15/53 ................. 526 518,461
Consorcio Transmantaro SA
(e)
4.70%,  04/16/34
(d)
................ 1,000 939,968
5.20%,  04/11/38 ................. 400 377,004
Continuum Green Energy India Pvt,
7.50%,  06/26/33
(e)
............... 600 619,584
Dayton Power & Light Co. (The),
3.95%,  06/15/49 ................ 451 341,172
Diamond II Ltd., 7.95%,  07/28/26
(e)
....... 400 404,971
Dominion Energy South Carolina, Inc.
Series A, 2.30%,  12/01/31 ........... 350 294,561
6.63%,  02/01/32
(d)
................ 276 302,961
5.30%,  05/15/33 ................. 420 424,063
6.05%,  01/15/38 ................. 179 190,996
5.45%,  02/01/41 ................. 435 433,745
4.60%,  06/15/43 ................. 304 271,221
6.25%,  10/15/53 ................. 310 346,592
5.10%,  06/01/65 ................. 430 398,375
DPL, Inc.
4.13%,  07/01/25 ................. 292 289,302
4.35%,  04/15/29 ................. 385 361,039
DTE Electric Co.
4.85%,  12/01/26 ................. 400 403,667
Series A, 1.90%,  04/01/28 ........... 895 819,715
2.25%,  03/01/30 ................. 461 407,735
Series C, 2.63%,  03/01/31 ........... 373 330,090
Series A, 3.00%,  03/01/32 ........... 630 560,984
5.20%,  04/01/33 ................. 555 563,509
5.20%,  03/01/34 ................. 465 470,878
Series A, 4.00%,  04/01/43 ........... 161 134,571
4.30%,  07/01/44 ................. 290 249,790

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.70%,  03/15/45 ................. USD 710 $ 557,376
3.70%,  06/01/46 ................. 301 235,410
3.75%,  08/15/47 ................. 685 531,330
Series A, 4.05%,  05/15/48 ........... 633 523,265
3.95%,  03/01/49 ................. 642 518,315
2.95%,  03/01/50 ................. 712 476,817
Series B, 3.25%,  04/01/51 ........... 595 419,825
Series B, 3.65%,  03/01/52 ........... 433 326,369
5.40%,  04/01/53 ................. 840 841,310
Duke Energy Carolinas LLC
2.95%,  12/01/26 ................. 663 643,302
3.95%,  11/15/28 ................. 675 658,380
Series A, 6.00%,  12/01/28
(d)
.......... 305 319,828
2.45%,  08/15/29 ................. 665 602,460
2.45%,  02/01/30 ................. 660 589,951
2.55%,  04/15/31 ................. 435 379,687
2.85%,  03/15/32 ................. 705 617,402
6.45%,  10/15/32 ................. 400 433,439
4.95%,  01/15/33 ................. 1,060 1,055,837
4.85%,  01/15/34 ................. 660 651,446
6.10%,  06/01/37 ................. 239 252,202
6.00%,  01/15/38 ................. 305 324,315
6.05%,  04/15/38 ................. 557 595,740
5.30%,  02/15/40 ................. 783 782,097
4.25%,  12/15/41 ................. 367 320,842
4.00%,  09/30/42 ................. 700 581,879
3.75%,  06/01/45 ................. 566 444,271
3.88%,  03/15/46 ................. 493 391,504
3.70%,  12/01/47 ................. 823 628,387
3.95%,  03/15/48 ................. 660 524,685
3.20%,  08/15/49 ................. 715 496,089
3.45%,  04/15/51 ................. 540 388,087
3.55%,  03/15/52 ................. 513 375,212
5.35%,  01/15/53 ................. 760 747,658
5.40%,  01/15/54 ................. 1,098 1,092,377
Duke Energy Corp.
5.00%,  12/08/25 ................. 265 265,585
2.65%,  09/01/26 ................. 965 931,312
4.85%,  01/05/27 ................. 630 632,968
3.15%,  08/15/27 ................. 895 858,855
5.00%,  12/08/27 ................. 893 899,585
4.30%,  03/15/28 ................. 850 837,911
4.85%,  01/05/29 ................. 965 965,231
3.40%,  06/15/29 ................. 220 206,787
2.45%,  06/01/30 ................. 912 801,016
2.55%,  06/15/31 ................. 850 730,696
4.50%,  08/15/32 ................. 990 950,867
5.75%,  09/15/33 ................. 785 814,620
5.45%,  06/15/34 ................. 665 672,542
3.30%,  06/15/41 ................. 683 510,927
4.80%,  12/15/45 ................. 1,021 902,214
3.75%,  09/01/46 ................. 1,566 1,174,217
3.95%,  08/15/47 ................. 611 471,478
4.20%,  06/15/49 ................. 588 469,074
3.50%,  06/15/51 ................. 983 686,991
5.00%,  08/15/52 ................. 910 818,343
6.10%,  09/15/53 ................. 740 772,577
5.80%,  06/15/54 ................. 920 922,241
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.45%,  09/01/54
(g)
............... 565 575,356
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.32%),
3.25%,  01/15/82
(g)
............... 550 509,147
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Florida LLC
3.20%,  01/15/27 ................. USD 715 $ 695,629
3.80%,  07/15/28 ................. 543 528,955
2.50%,  12/01/29 ................. 880 793,263
1.75%,  06/15/30 ................. 842 718,353
2.40%,  12/15/31 ................. 790 672,111
5.88%,  11/15/33 ................. 755 800,256
6.35%,  09/15/37 ................. 703 763,857
6.40%,  06/15/38 ................. 841 921,877
5.65%,  04/01/40 ................. 410 418,328
3.85%,  11/15/42 ................. 410 331,906
3.40%,  10/01/46 ................. 695 505,814
4.20%,  07/15/48 ................. 448 368,682
3.00%,  12/15/51 ................. 640 417,250
5.95%,  11/15/52 ................. 389 411,689
6.20%,  11/15/53 ................. 530 579,714
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%,  09/01/36
(d)
....... 125 104,780
Duke Energy Indiana LLC
5.25%,  03/01/34 ................. 355 360,554
6.12%,  10/15/35 ................. 86 91,408
6.35%,  08/15/38 ................. 360 394,669
6.45%,  04/01/39 ................. 180 197,901
4.90%,  07/15/43 ................. 328 305,049
3.75%,  05/15/46 ................. 709 545,732
Series YYY, 3.25%,  10/01/49 ......... 606 422,438
2.75%,  04/01/50 ................. 955 597,675
5.40%,  04/01/53 ................. 410 403,310
Duke Energy Ohio, Inc.
3.65%,  02/01/29 ................. 618 593,537
2.13%,  06/01/30 ................. 693 602,351
5.25%,  04/01/33 ................. 510 517,579
3.70%,  06/15/46 ................. 235 178,758
4.30%,  02/01/49 ................. 500 414,889
5.65%,  04/01/53 ................. 415 421,001
5.55%,  03/15/54 ................. 360 360,518
Duke Energy Progress LLC
3.70%,  09/01/28 ................. 170 164,542
3.45%,  03/15/29 ................. 625 596,542
2.00%,  08/15/31 ................. 350 293,260
3.40%,  04/01/32 ................. 420 382,479
5.25%,  03/15/33 ................. 580 590,128
5.10%,  03/15/34 ................. 510 513,737
6.30%,  04/01/38 ................. 265 288,324
4.10%,  05/15/42 ................. 208 174,789
4.10%,  03/15/43 ................. 290 242,267
4.38%,  03/30/44 ................. 136 117,683
4.15%,  12/01/44 ................. 485 404,332
4.20%,  08/15/45 ................. 389 324,674
3.70%,  10/15/46 ................. 528 400,885
3.60%,  09/15/47 ................. 372 277,825
2.50%,  08/15/50 ................. 747 450,965
2.90%,  08/15/51 ................. 295 190,082
4.00%,  04/01/52 ................. 345 273,699
5.35%,  03/15/53 ................. 665 652,670
Duquesne Light Holdings, Inc.
(c)
3.62%,  08/01/27 ................. 403 389,257
2.53%,  10/01/30 ................. 560 482,983
2.78%,  01/07/32 ................. 135 113,170
Edison International
5.75%,  06/15/27 ................. 582 593,789
4.13%,  03/15/28 ................. 545 531,886
5.25%,  11/15/28 ................. 300 302,211
5.45%,  06/15/29 ................. 490 498,326
6.95%,  11/15/29 ................. 310 334,917

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25%,  03/15/32 ................. USD 130 $ 129,659
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13%,  06/15/53
(g)
............... 540 567,126
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88%,  06/15/54
(d)(g)
.............. 400 418,258
El Paso Electric Co.
6.00%,  05/15/35 ................. 370 375,565
5.00%,  12/01/44 ................. 317 277,104
Emera US Finance LP
3.55%,  06/15/26 ................. 850 830,484
2.64%,  06/15/31 ................. 375 318,415
4.75%,  06/15/46 ................. 1,022 863,534
Enel Americas SA, 4.00%,  10/25/26 ...... 722 707,988
Enel Chile SA, 4.88%,  06/12/28 ......... 1,101 1,089,472
Enel Finance America LLC
(c)
7.10%,  10/14/27 ................. 860 909,485
2.88%,  07/12/41 ................. 910 631,432
Enel Finance International NV
(c)
1.63%,  07/12/26 ................. 1,693 1,604,363
3.63%,  05/25/27 ................. 750 726,380
4.63%,  06/15/27 ................. 1,220 1,211,751
3.50%,  04/06/28 ................. 1,555 1,485,755
2.13%,  07/12/28 ................. 1,040 942,901
4.88%,  06/14/29
(d)
................ 1,430 1,435,348
5.13%,  06/26/29 ................. 800 803,857
2.50%,  07/12/31 ................. 1,475 1,250,865
5.00%,  06/15/32 ................. 1,390 1,370,592
7.50%,  10/14/32 ................. 1,115 1,266,362
5.50%,  06/26/34 ................. 830 836,059
6.80%,  09/15/37 ................. 745 810,274
6.00%,  10/07/39 ................. 1,245 1,269,026
4.75%,  05/25/47 ................. 1,236 1,080,761
5.50%,  06/15/52
(d)
................ 915 878,698
7.75%,  10/14/52 ................. 700 860,513
EnfraGen Energia Sur SA, 5.38%,  12/30/30
(c)
1,085 939,051
Engie Energia Chile SA
(e)
3.40%,  01/28/30 ................. 400 356,888
6.38%,  04/17/34 ................. 600 612,421
Entergy Arkansas LLC
3.50%,  04/01/26 ................. 404 398,423
4.00%,  06/01/28 ................. 485 473,675
5.15%,  01/15/33 ................. 290 293,378
5.30%,  09/15/33 ................. 330 334,866
5.45%,  06/01/34 ................. 400 412,667
4.20%,  04/01/49 ................. 585 479,962
2.65%,  06/15/51 ................. 932 568,805
3.35%,  06/15/52 ................. 530 372,893
5.75%,  06/01/54 ................. 340 350,717
Entergy Corp.
2.95%,  09/01/26 ................. 888 860,153
1.90%,  06/15/28 ................. 775 700,491
2.80%,  06/15/30 ................. 567 507,502
2.40%,  06/15/31 ................. 880 748,634
3.75%,  06/15/50 ................. 430 316,305
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.67%),
7.13%,  12/01/54
(g)
............... 620 635,092
Entergy Louisiana LLC
2.40%,  10/01/26 ................. 530 509,668
3.12%,  09/01/27 ................. 400 385,383
3.25%,  04/01/28 ................. 608 580,752
1.60%,  12/15/30 ................. 335 276,891
3.05%,  06/01/31 ................. 663 595,633
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.35%,  06/15/32 ................. USD 1,245 $ 1,048,306
4.00%,  03/15/33 ................. 652 605,342
5.35%,  03/15/34 ................. 415 421,835
5.15%,  09/15/34 ................. 630 627,477
3.10%,  06/15/41 ................. 235 172,913
4.95%,  01/15/45 ................. 940 856,880
4.20%,  09/01/48 ................. 891 734,424
4.20%,  04/01/50 ................. 805 657,080
2.90%,  03/15/51 ................. 959 608,841
4.75%,  09/15/52 ................. 700 620,776
5.70%,  03/15/54 ................. 570 583,394
Entergy Mississippi LLC
2.85%,  06/01/28 ................. 470 441,377
5.00%,  09/01/33 ................. 185 183,229
3.85%,  06/01/49 ................. 525 404,210
3.50%,  06/01/51 ................. 100 70,566
5.85%,  06/01/54 ................. 275 284,866
Entergy Texas, Inc.
4.00%,  03/30/29 ................. 511 497,276
1.75%,  03/15/31 ................. 519 431,097
4.50%,  03/30/39 ................. 370 334,220
3.55%,  09/30/49 ................. 695 507,522
5.00%,  09/15/52 ................. 405 373,028
5.80%,  09/01/53 ................. 250 256,883
5.55%,  09/15/54 ................. 730 726,171
Eskom Holdings SOC Ltd., 8.45%,  08/10/28
(e)
600 626,411
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%,  12/15/54
(c)(g)
......... 505 523,873
Evergy Kansas Central, Inc.
2.55%,  07/01/26 ................. 195 188,596
3.10%,  04/01/27 ................. 780 754,396
5.90%,  11/15/33 ................. 250 262,650
4.13%,  03/01/42 ................. 163 136,248
4.10%,  04/01/43 ................. 249 204,409
4.25%,  12/01/45 ................. 328 272,245
3.25%,  09/01/49 ................. 564 389,261
3.45%,  04/15/50 ................. 230 164,105
5.70%,  03/15/53 ................. 430 434,370
Evergy Metro, Inc.
Series 2020, 2.25%,  06/01/30 ......... 190 165,365
4.95%,  04/15/33 ................. 325 320,332
5.40%,  04/01/34 ................. 595 602,275
5.30%,  10/01/41 ................. 350 341,239
4.20%,  06/15/47 ................. 366 296,883
Series 2019, 4.13%,  04/01/49 ......... 422 338,758
Evergy Missouri West, Inc.
(c)
5.15%,  12/15/27 ................. 585 589,271
5.65%,  06/01/34 ................. 380 389,795
Evergy, Inc., 2.90%,  09/15/29 .......... 850 775,100
Eversource Energy
4.75%,  05/15/26 ................. 475 474,824
Series U, 1.40%,  08/15/26 ........... 415 390,937
5.00%,  01/01/27 ................. 330 331,726
2.90%,  03/01/27 ................. 790 757,155
4.60%,  07/01/27 ................. 455 452,990
Series M, 3.30%,  01/15/28 ........... 357 340,090
5.45%,  03/01/28 ................. 1,536 1,566,728
5.95%,  02/01/29 ................. 925 960,052
Series O, 4.25%,  04/01/29 ........... 605 589,529
Series R, 1.65%,  08/15/30 ........... 605 503,857
2.55%,  03/15/31 ................. 502 433,054
5.85%,  04/15/31 ................. 730 756,167
3.38%,  03/01/32 ................. 310 275,216
5.13%,  05/15/33 ................. 550 542,154

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.50%,  01/01/34 ................. USD 570 $ 573,943
5.95%,  07/15/34 ................. 845 877,735
3.45%,  01/15/50 ................. 936 666,668
Exelon Corp.
3.40%,  04/15/26 ................. 989 970,385
2.75%,  03/15/27 ................. 340 325,344
5.15%,  03/15/28 ................. 940 950,106
5.15%,  03/15/29 ................. 455 460,865
4.05%,  04/15/30 ................. 2,275 2,181,049
3.35%,  03/15/32 ................. 655 589,356
5.30%,  03/15/33 ................. 615 623,683
5.45%,  03/15/34 ................. 470 478,112
4.95%,  06/15/35 ................. 621 600,893
5.63%,  06/15/35 ................. 610 627,081
5.10%,  06/15/45 ................. 619 578,137
4.45%,  04/15/46 ................. 895 762,969
4.70%,  04/15/50 ................. 1,020 893,104
4.10%,  03/15/52 ................. 970 770,579
5.60%,  03/15/53 ................. 820 813,809
Fells Point Funding Trust, 3.05%,  01/31/27
(c)
. 700 671,321
FirstEnergy Corp.
Series A, 1.60%,  01/15/26 ........... 321 307,632
Series B, 3.90%,  07/15/27 ........... 1,484 1,448,542
2.65%,  03/01/30 ................. 677 602,969
Series B, 2.25%,  09/01/30 ........... 715 614,545
Series C, 4.85%,  07/15/47 ........... 724 636,753
Series C, 3.40%,  03/01/50 ........... 1,290 905,039
FirstEnergy Pennsylvania Electric Co.
(c)
5.15%,  03/30/26 ................. 147 147,029
3.25%,  03/15/28 ................. 289 273,828
5.20%,  04/01/28 ................. 145 145,943
4.30%,  01/15/29 ................. 435 424,489
3.60%,  06/01/29 ................. 408 384,581
FirstEnergy Transmission LLC
(c)
2.87%,  09/15/28 ................. 725 673,108
4.55%,  01/15/30 ................. 415 406,643
5.00%,  01/15/35 ................. 95 93,112
5.45%,  07/15/44 ................. 305 295,732
4.55%,  04/01/49 ................. 483 418,880
Florida Power & Light Co.
3.13%,  12/01/25 ................. 1,175 1,157,566
4.45%,  05/15/26 ................. 315 315,292
Series A, 3.30%,  05/30/27 ........... 1,230 1,192,899
5.05%,  04/01/28 ................. 576 583,890
4.40%,  05/15/28 ................. 450 447,482
5.15%,  06/15/29 ................. 645 657,656
4.63%,  05/15/30 ................. 305 304,050
2.45%,  02/03/32 ................. 1,448 1,238,308
5.10%,  04/01/33 ................. 670 674,520
4.80%,  05/15/33 ................. 740 731,467
5.63%,  04/01/34 ................. 335 351,321
5.30%,  06/15/34 ................. 625 637,852
4.95%,  06/01/35 ................. 848 841,614
5.65%,  02/01/37 ................. 210 219,441
5.95%,  02/01/38 ................. 449 476,813
5.96%,  04/01/39 ................. 999 1,063,929
5.69%,  03/01/40 ................. 248 258,151
5.25%,  02/01/41 ................. 140 138,455
4.13%,  02/01/42 ................. 849 730,401
4.05%,  06/01/42 ................. 370 314,464
3.80%,  12/15/42 ................. 515 419,010
4.05%,  10/01/44 ................. 298 250,259
3.70%,  12/01/47 ................. 927 717,034
3.95%,  03/01/48 ................. 1,102 894,903
4.13%,  06/01/48 ................. 548 457,673
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.99%,  03/01/49 ................. USD 860 $ 697,680
3.15%,  10/01/49 ................. 934 652,764
2.88%,  12/04/51 ................. 938 614,799
5.30%,  04/01/53 ................. 705 696,158
5.60%,  06/15/54 ................. 820 845,686
Fortis, Inc., 3.06%,  10/04/26 ........... 1,145 1,108,365
Georgia Power Co.
3.25%,  04/01/26 ................. 360 353,246
5.00%,  02/23/27 ................. 180 181,969
3.25%,  03/30/27 ................. 388 376,547
4.65%,  05/16/28 ................. 1,040 1,041,002
Series B, 2.65%,  09/15/29 ........... 865 788,626
4.70%,  05/15/32 ................. 438 434,133
4.95%,  05/17/33 ................. 1,305 1,301,215
5.25%,  03/15/34 ................. 920 934,357
Series 10-C, 4.75%,  09/01/40 ......... 590 551,705
4.30%,  03/15/42 ................. 1,281 1,117,440
4.30%,  03/15/43 ................. 470 401,961
Series B, 3.70%,  01/30/50 ........... 428 324,919
Series A, 3.25%,  03/15/51 ........... 608 424,544
5.13%,  05/15/52 ................. 653 625,981
Hongkong Electric Finance Ltd.
(e)
2.88%,  05/03/26 ................. 600 583,353
2.25%,  06/09/30 ................. 400 348,854
1.88%,  08/27/30 ................. 600 509,368
Iberdrola International BV, 6.75%,  07/15/36 .. 432 486,025
Idaho Power Co.
5.20%,  08/15/34 ................. 435 435,873
Series K, 4.20%,  03/01/48 ........... 585 477,724
5.50%,  03/15/53 ................. 260 255,734
5.80%,  04/01/54 ................. 180 185,224
Indiana Michigan Power Co.
3.85%,  05/15/28 ................. 621 602,423
6.05%,  03/15/37 ................. 55 57,864
Series K, 4.55%,  03/15/46 ........... 511 440,025
Series L, 3.75%,  07/01/47 ........... 474 357,387
4.25%,  08/15/48 ................. 391 318,625
3.25%,  05/01/51 ................. 370 252,912
5.63%,  04/01/53 ................. 501 509,670
Indianapolis Power & Light Co.
(c)
5.65%,  12/01/32 ................. 655 670,896
4.05%,  05/01/46 ................. 700 557,861
5.70%,  04/01/54 ................. 1,095 1,115,516
Interchile SA, 4.50%,  06/30/56
(e)
........ 1,000 823,642
Interstate Power & Light Co.
4.10%,  09/26/28 ................. 330 321,978
3.60%,  04/01/29 ................. 125 119,049
2.30%,  06/01/30 ................. 360 313,148
5.70%,  10/15/33 ................. 240 248,107
4.95%,  09/30/34 ................. 205 201,518
6.25%,  07/15/39 ................. 320 340,496
3.70%,  09/15/46 ................. 375 287,900
3.50%,  09/30/49 ................. 392 283,835
3.10%,  11/30/51 ................. 265 175,167
5.45%,  09/30/54 ................. 110 109,436
Investment Energy Resources Ltd.,
6.25%,  04/26/29
(e)
............... 600 579,360
IPALCO Enterprises, Inc.
4.25%,  05/01/30 ................. 617 582,610
5.75%,  04/01/34 ................. 185 187,789
ITC Holdings Corp.
3.25%,  06/30/26 ................. 528 514,570
4.95%,  09/22/27
(c)
................ 1,265 1,267,471
3.35%,  11/15/27 ................. 878 843,414
2.95%,  05/14/30
(c)
................ 150 135,020

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.40%,  06/01/33
(c)
................ USD 230 $ 231,060
5.65%,  05/09/34
(c)
................ 305 311,530
5.30%,  07/01/43 ................. 242 224,372
Jersey Central Power & Light Co.
(c)
4.30%,  01/15/26 ................. 835 827,386
2.75%,  03/01/32 ................. 565 481,676
John Sevier Combined Cycle Generation LLC,
4.63%,  01/15/42 ................ 86 80,986
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%,  10/01/54 . 25 24,516
JSW Hydro Energy Ltd., 4.13%,  05/18/31
(e)
.. 608 548,064
Kallpa Generacion SA
(e)
4.88%,  05/24/26 ................. 400 396,430
4.13%,  08/16/27 ................. 423 410,672
Kentucky Power Co., 7.00%,  11/15/33
(c)
.... 375 403,669
Kentucky Utilities Co.
Series KENT, 5.45%,  04/15/33 ........ 245 251,440
5.13%,  11/01/40 ................. 928 896,683
4.38%,  10/01/45 ................. 779 660,733
3.30%,  06/01/50 ................. 827 578,116
Korea East-West Power Co. Ltd.,
4.88%,  07/12/28
(e)
............... 400 399,615
Korea Midland Power Co. Ltd.,
1.25%,  08/09/26
(e)
............... 600 563,177
Korea Southern Power Co. Ltd.
(e)
0.75%,  01/27/26 ................. 400 380,304
5.38%,  09/21/26 ................. 200 201,714
Leeward Renewable Energy Operations LLC,
4.25%,  07/01/29
(c)
............... 375 350,493
Liberty Utilities Co.
(c)
5.58%,  01/31/29 ................. 630 636,807
5.87%,  01/31/34 ................. 500 506,641
Liberty Utilities Finance GP 1,
2.05%,  09/15/30
(c)
............... 628 526,908
LLPL Capital Pte. Ltd., 6.88%,  02/04/39
(e)
... 454 461,613
Louisville Gas & Electric Co.
Series LOU, 5.45%,  04/15/33 ......... 520 534,055
4.25%,  04/01/49 ................. 165 135,199
Massachusetts Electric Co.
(c)
1.73%,  11/24/30 ................. 1,125 920,376
5.90%,  11/15/39 ................. 255 256,118
4.00%,  08/15/46 ................. 222 173,695
5.87%,  02/26/54 ................. 430 444,375
Mazoon Assets Co. SAOC
5.20%,  11/08/27
(e)
................ 400 399,059
5.50%,  02/14/29
(e)
................ 600 606,330
5.25%,  10/09/31
(c)
................ 800 796,704
Mexico Generadora de Energia S de rl,
5.50%,  12/06/32
(e)
............... 363 357,963
MidAmerican Energy Co.
3.10%,  05/01/27 ................. 495 479,538
3.65%,  04/15/29 ................. 1,456 1,398,033
6.75%,  12/30/31 ................. 212 237,034
5.35%,  01/15/34 ................. 250 256,568
5.75%,  11/01/35 ................. 68 71,327
5.80%,  10/15/36 ................. 358 377,543
4.80%,  09/15/43 ................. 515 473,558
4.40%,  10/15/44 ................. 505 439,797
4.25%,  05/01/46 ................. 455 385,811
3.95%,  08/01/47 ................. 638 511,575
3.65%,  08/01/48 ................. 590 454,001
4.25%,  07/15/49 ................. 657 555,734
3.15%,  04/15/50 ................. 538 375,820
2.70%,  08/01/52 ................. 865 545,085
5.85%,  09/15/54 ................. 785 831,726
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.30%,  02/01/55 ................. USD 750 $ 736,896
Mid-Atlantic Interstate Transmission LLC,
4.10%,  05/15/28
(c)
............... 687 669,016
Minejesa Capital BV
(e)
4.63%,  08/10/30 ................. 860 837,861
5.63%,  08/10/37 ................. 1,200 1,125,893
Mississippi Power Co.
3.95%,  03/30/28 ................. 620 602,620
Series 12-A, 4.25%,  03/15/42 ......... 446 378,638
Series B, 3.10%,  07/30/51 ........... 323 211,714
Mong Duong Finance Holdings BV,
5.13%,  05/07/29
(e)
............... 632 615,419
Monongahela Power Co.
(c)
3.55%,  05/15/27 ................. 90 87,169
5.85%,  02/15/34 ................. 380 392,984
5.40%,  12/15/43 ................. 605 579,572
Narragansett Electric Co. (The)
(c)
3.92%,  08/01/28 ................. 205 198,683
3.40%,  04/09/30 ................. 745 689,479
5.35%,  05/01/34 ................. 530 534,761
5.64%,  03/15/40 ................. 360 358,538
National Grid USA, 5.80%,  04/01/35 ...... 143 144,886
Nevada Power Co.
Series CC, 3.70%,  05/01/29 .......... 1,045 1,001,097
Series DD, 2.40%,  05/01/30 .......... 730 644,656
Series N, 6.65%,  04/01/36 ........... 288 314,994
Series R, 6.75%,  07/01/37 ........... 629 705,218
Series EE, 3.13%,  08/01/50 .......... 395 261,273
Series GG, 5.90%,  05/01/53 .......... 195 202,633
6.00%,  03/15/54 ................. 585 620,374
New England Power Co.
(c)
3.80%,  12/05/47 ................. 281 213,927
2.81%,  10/06/50 ................. 207 126,500
5.94%,  11/25/52 ................. 290 298,932
NextEra Energy Capital Holdings, Inc.
4.95%,  01/29/26 ................. 1,045 1,048,449
1.88%,  01/15/27 ................. 711 668,788
3.55%,  05/01/27 ................. 1,223 1,191,838
4.63%,  07/15/27 ................. 1,095 1,095,045
4.90%,  02/28/28 ................. 1,260 1,265,360
1.90%,  06/15/28 ................. 1,242 1,123,987
4.90%,  03/15/29 ................. 795 798,143
3.50%,  04/01/29 ................. 950 899,708
2.75%,  11/01/29 ................. 2,047 1,864,046
5.00%,  02/28/30
(d)
................ 600 604,560
2.25%,  06/01/30 ................. 2,242 1,954,686
2.44%,  01/15/32 ................. 768 646,902
5.00%,  07/15/32 ................. 690 688,542
5.05%,  02/28/33 ................. 1,225 1,217,666
5.25%,  03/15/34 ................. 850 854,293
3.00%,  01/15/52 ................. 590 382,140
5.25%,  02/28/53 ................. 1,080 1,026,441
5.55%,  03/15/54 ................. 1,240 1,231,568
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%,  06/15/54
(g)
............... 1,090 1,144,555
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
6.70%,  09/01/54
(g)
............... 1,125 1,154,470
5.11%,  09/29/57
(c)
................ 310 277,649
(3-mo. LIBOR USD + 2.41%),
4.80%,  12/01/77
(g)
............... 510 488,080
(3-mo. LIBOR USD + 3.16%),
5.65%,  05/01/79
(g)
............... 469 463,915

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80%,  03/15/82
(g)
............... USD 115 $ 109,348
NextEra Energy Operating Partners LP
(c)
3.88%,  10/15/26 ................. 491 473,604
4.50%,  09/15/27 ................. 554 531,825
7.25%,  01/15/29 ................. 747 768,714
Niagara Energy SAC, 5.75%,  10/03/34
(c)
... 400 391,003
Niagara Mohawk Power Corp.
(c)
4.28%,  12/15/28 ................. 610 591,378
1.96%,  06/27/30 ................. 443 377,237
2.76%,  01/10/32 ................. 445 378,619
5.29%,  01/17/34 ................. 985 977,978
4.28%,  10/01/34 ................. 419 377,700
4.12%,  11/28/42 ................. 126 102,967
3.03%,  06/27/50 ................. 707 453,835
5.78%,  09/16/52 ................. 495 498,587
5.66%,  01/17/54 ................. 995 987,602
Northern States Power Co.
2.25%,  04/01/31 ................. 360 309,684
6.25%,  06/01/36 ................. 1,425 1,572,423
6.20%,  07/01/37 ................. 433 469,285
5.35%,  11/01/39 ................. 519 520,090
3.40%,  08/15/42 ................. 450 351,982
4.13%,  05/15/44 ................. 540 454,194
4.00%,  08/15/45 ................. 370 302,677
3.60%,  05/15/46 ................. 370 285,244
3.60%,  09/15/47 ................. 276 210,206
2.90%,  03/01/50 ................. 599 399,961
2.60%,  06/01/51 ................. 555 344,159
3.20%,  04/01/52 ................. 333 232,721
4.50%,  06/01/52 ................. 360 316,282
5.10%,  05/15/53 ................. 615 592,937
5.40%,  03/15/54 ................. 580 583,999
5.65%,  06/15/54 ................. 325 337,336
NRG Energy, Inc.
2.00%,  12/02/25
(c)
................ 625 601,751
2.45%,  12/02/27
(c)
................ 1,105 1,021,155
5.75%,  01/15/28 ................. 781 782,112
3.38%,  02/15/29
(c)
................ 500 456,623
4.45%,  06/15/29
(c)
................ 811 778,762
5.25%,  06/15/29
(c)
................ 720 703,674
5.75%,  07/15/29
(c)
................ 745 735,799
3.63%,  02/15/31
(c)
................ 1,445 1,279,800
3.88%,  02/15/32
(c)
................ 471 417,651
6.00%,  02/01/33
(c)
................ 1,010 1,003,945
7.00%,  03/15/33
(c)
................ 675 731,442
6.25%,  11/01/34
(c)
................ 950 948,959
NSTAR Electric Co.
3.20%,  05/15/27 ................. 594 574,480
3.25%,  05/15/29 ................. 385 363,060
3.95%,  04/01/30 ................. 303 291,912
1.95%,  08/15/31 ................. 265 222,179
5.40%,  06/01/34 ................. 450 459,762
5.50%,  03/15/40 ................. 170 170,051
4.40%,  03/01/44 ................. 480 418,335
3.10%,  06/01/51 ................. 477 321,819
4.55%,  06/01/52 ................. 490 428,884
4.95%,  09/15/52 ................. 345 322,154
OGE Energy Corp., 5.45%,  05/15/29 ..... 405 413,371
Ohio Edison Co.
5.50%,  01/15/33
(c)
................ 380 384,076
6.88%,  07/15/36 ................. 452 508,433
Ohio Power Co.
Series P, 2.60%,  04/01/30 ........... 522 463,864
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series Q, 1.63%,  01/15/31 ........... USD 249 $ 204,786
5.00%,  06/01/33 ................. 160 157,839
5.65%,  06/01/34 ................. 635 649,253
4.15%,  04/01/48 ................. 230 183,141
4.00%,  06/01/49 ................. 372 289,999
Series R, 2.90%,  10/01/51 ........... 545 342,174
Oklahoma Gas & Electric Co.
3.80%,  08/15/28 ................. 235 227,315
3.30%,  03/15/30 ................. 365 337,312
3.25%,  04/01/30 ................. 100 92,116
5.40%,  01/15/33 ................. 375 383,506
4.15%,  04/01/47 ................. 293 237,529
3.85%,  08/15/47 ................. 364 281,933
5.60%,  04/01/53 ................. 1,045 1,053,564
OmGrid Funding Ltd., 5.20%,  05/16/27
(e)
... 400 397,134
Oncor Electric Delivery Co. LLC
4.30%,  05/15/28
(d)
................ 170 168,556
3.70%,  11/15/28 ................. 875 847,267
5.75%,  03/15/29 ................. 135 139,954
2.75%,  05/15/30 ................. 980 884,488
7.00%,  05/01/32 ................. 153 172,546
4.15%,  06/01/32 ................. 225 213,398
4.55%,  09/15/32 ................. 390 380,334
7.25%,  01/15/33 ................. 485 556,257
5.65%,  11/15/33 ................. 530 554,943
7.50%,  09/01/38 ................. 225 273,431
5.25%,  09/30/40 ................. 455 448,415
4.55%,  12/01/41 ................. 125 112,482
5.30%,  06/01/42 ................. 583 572,812
3.75%,  04/01/45 ................. 705 557,584
3.80%,  09/30/47 ................. 458 357,072
4.10%,  11/15/48 ................. 543 446,758
3.80%,  06/01/49 ................. 498 387,285
3.10%,  09/15/49 ................. 877 601,730
3.70%,  05/15/50 ................. 390 296,206
2.70%,  11/15/51 ................. 678 419,219
4.60%,  06/01/52 ................. 668 581,075
4.95%,  09/15/52 ................. 606 563,287
5.35%,  10/01/52 ................. 355 348,554
5.55%,  06/15/54
(c)
................ 860 870,507
Oryx Funding Ltd., 5.80%,  02/03/31
(e)
..... 600 605,986
Pacific Gas & Electric Co.
3.15%,  01/01/26 ................. 1,415 1,384,199
2.95%,  03/01/26 ................. 340 330,783
3.30%,  03/15/27 ................. 1,150 1,106,708
5.45%,  06/15/27 ................. 580 587,458
2.10%,  08/01/27 ................. 1,280 1,189,393
3.30%,  12/01/27 ................. 1,239 1,180,410
3.00%,  06/15/28 ................. 765 716,293
3.75%,  07/01/28 ................. 655 628,637
4.65%,  08/01/28 ................. 260 257,014
6.10%,  01/15/29 ................. 395 410,086
4.20%,  03/01/29 ................. 485 468,888
5.55%,  05/15/29 ................. 655 667,029
4.55%,  07/01/30 ................. 2,925 2,839,890
2.50%,  02/01/31 ................. 2,010 1,723,946
3.25%,  06/01/31 ................. 938 836,671
4.40%,  03/01/32 ................. 495 469,239
5.90%,  06/15/32 ................. 720 745,042
6.15%,  01/15/33 ................. 655 685,337
6.40%,  06/15/33 ................. 1,050 1,118,651
6.95%,  03/15/34 ................. 830 920,604
5.80%,  05/15/34 ................. 1,005 1,032,280
4.50%,  07/01/40 ................. 1,876 1,626,483
3.30%,  08/01/40 ................. 976 730,639

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.20%,  06/01/41 ................. USD 569 $ 462,924
4.45%,  04/15/42 ................. 473 397,035
3.75%,  08/15/42 ................. 420 319,027
4.60%,  06/15/43 ................. 460 390,328
4.75%,  02/15/44 ................. 776 667,363
4.30%,  03/15/45 ................. 649 523,012
4.25%,  03/15/46 ................. 668 531,211
4.00%,  12/01/46 ................. 370 279,994
3.95%,  12/01/47 ................. 937 702,542
4.95%,  07/01/50 ................. 3,123 2,740,900
3.50%,  08/01/50 ................. 1,840 1,281,003
5.25%,  03/01/52 ................. 610 554,687
6.75%,  01/15/53 ................. 1,305 1,428,106
6.70%,  04/01/53 ................. 690 755,872
5.90%,  10/01/54 ................. 315 315,358
PacifiCorp
5.10%,  02/15/29 ................. 890 900,168
3.50%,  06/15/29 ................. 795 752,132
2.70%,  09/15/30 ................. 559 494,458
5.30%,  02/15/31 ................. 875 887,011
7.70%,  11/15/31
(d)
................ 440 505,139
5.45%,  02/15/34 ................. 1,285 1,293,126
5.25%,  06/15/35 ................. 145 143,493
6.10%,  08/01/36 ................. 190 198,579
5.75%,  04/01/37 ................. 415 422,511
6.25%,  10/15/37 ................. 1,137 1,208,688
6.35%,  07/15/38 ................. 199 211,302
6.00%,  01/15/39 ................. 650 671,165
4.10%,  02/01/42 ................. 560 455,650
4.13%,  01/15/49 ................. 628 494,749
4.15%,  02/15/50 ................. 761 598,035
3.30%,  03/15/51 ................. 758 507,322
2.90%,  06/15/52 ................. 870 534,036
5.35%,  12/01/53 ................. 950 892,110
5.50%,  05/15/54 ................. 820 785,360
5.80%,  01/15/55 ................. 1,615 1,614,670
Palomino Funding Trust I, 7.23%,  05/17/28
(c)
. 375 394,708
Pattern Energy Operations LP,
4.50%,  08/15/28
(c)
............... 625 593,778
PECO Energy Co.
4.90%,  06/15/33 ................. 569 566,876
5.95%,  10/01/36 ................. 208 220,991
4.15%,  10/01/44 ................. 240 202,711
3.70%,  09/15/47 ................. 555 426,150
3.90%,  03/01/48 ................. 635 508,145
3.00%,  09/15/49 ................. 614 415,869
2.80%,  06/15/50 ................. 260 167,644
3.05%,  03/15/51 ................. 190 127,851
2.85%,  09/15/51 ................. 580 374,950
4.60%,  05/15/52 ................. 425 377,617
4.38%,  08/15/52 ................. 305 262,508
5.25%,  09/15/54 ................. 75 73,537
PG&E Corp.
5.00%,  07/01/28 ................. 930 909,353
5.25%,  07/01/30 ................. 1,010 984,831
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38%,  03/15/55
(g)
............... 1,025 1,060,233
PG&E Recovery Funding LLC
Series A-1, 5.05%,  07/15/32 .......... 172 173,668
Series A-1, 4.84%,  06/01/33 .......... 300 300,566
Series A-2, 5.26%,  01/15/38 .......... 50 50,824
Series A-2, 5.23%,  06/01/42 .......... 2,200 2,228,463
Series A-3, 5.53%,  06/01/49 .......... 600 608,175
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%,  06/01/36 .......... USD 1,500 $ 1,421,258
Series A-4, 4.45%,  12/01/47 .......... 5,000 4,460,159
Potomac Electric Power Co.
5.20%,  03/15/34 ................. 460 465,240
6.50%,  11/15/37 ................. 330 370,007
4.15%,  03/15/43 ................. 807 687,955
5.50%,  03/15/54 ................. 290 293,000
PPL Capital Funding, Inc.
3.10%,  05/15/26 ................. 488 475,290
4.13%,  04/15/30 ................. 125 119,899
5.25%,  09/01/34 ................. 830 823,946
PPL Electric Utilities Corp.
5.00%,  05/15/33 ................. 820 821,573
4.85%,  02/15/34 ................. 945 935,264
6.25%,  05/15/39 ................. 90 97,686
4.75%,  07/15/43 ................. 120 110,307
4.13%,  06/15/44 ................. 398 337,849
4.15%,  10/01/45 ................. 235 198,294
3.95%,  06/01/47 ................. 590 477,718
4.15%,  06/15/48 ................. 540 451,627
3.00%,  10/01/49 ................. 265 180,110
5.25%,  05/15/53 ................. 810 796,083
Progress Energy, Inc.
7.75%,  03/01/31 ................. 696 795,383
7.00%,  10/30/31 ................. 575 639,480
6.00%,  12/01/39 ................. 405 419,148
Public Service Co. of Colorado
3.70%,  06/15/28 ................. 380 367,724
Series 35, 1.90%,  01/15/31 .......... 575 485,659
1.88%,  06/15/31
(d)
................ 95 79,163
Series 38, 4.10%,  06/01/32 .......... 270 255,781
5.35%,  05/15/34 ................. 695 705,642
Series 17, 6.25%,  09/01/37 .......... 289 311,399
6.50%,  08/01/38 ................. 220 243,400
3.60%,  09/15/42 ................. 310 242,808
4.30%,  03/15/44 ................. 331 278,674
3.80%,  06/15/47 ................. 614 469,672
4.10%,  06/15/48 ................. 115 93,019
4.05%,  09/15/49 ................. 529 417,177
Series 34, 3.20%,  03/01/50 .......... 483 332,157
Series 36, 2.70%,  01/15/51 .......... 825 509,987
Series 39, 4.50%,  06/01/52 .......... 530 454,823
5.25%,  04/01/53 ................. 885 846,976
5.75%,  05/15/54 ................. 760 787,669
Public Service Co. of New Hampshire
Series V, 2.20%,  06/15/31 ........... 235 199,446
5.35%,  10/01/33 ................. 845 869,985
3.60%,  07/01/49 ................. 399 299,673
5.15%,  01/15/53 ................. 300 288,508
Public Service Co. of Oklahoma
Series J, 2.20%,  08/15/31 ........... 780 648,995
5.25%,  01/15/33 ................. 415 414,681
Series K, 3.15%,  08/15/51 ........... 420 276,809
Public Service Electric & Gas Co.
0.95%,  03/15/26 ................. 40 38,036
2.25%,  09/15/26 ................. 610 586,138
3.00%,  05/15/27 ................. 520 501,186
3.70%,  05/01/28 ................. 460 446,077
3.65%,  09/01/28 ................. 735 710,813
3.20%,  05/15/29 ................. 324 305,198
2.45%,  01/15/30 ................. 1,095 979,234
1.90%,  08/15/31 ................. 495 411,227
3.10%,  03/15/32 ................. 30 26,803
4.90%,  12/15/32 ................. 705 708,806

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.65%,  03/15/33 ................. USD 250 $ 245,474
5.20%,  08/01/33 ................. 375 382,457
5.20%,  03/01/34 ................. 425 431,312
4.85%,  08/01/34 ................. 755 746,769
5.80%,  05/01/37 ................. 400 420,603
5.50%,  03/01/40 ................. 500 507,316
3.95%,  05/01/42 ................. 205 170,934
3.65%,  09/01/42 ................. 298 237,139
3.80%,  01/01/43 ................. 185 150,841
3.80%,  03/01/46 ................. 878 697,578
3.60%,  12/01/47 ................. 395 300,669
4.05%,  05/01/48 ................. 170 139,692
3.85%,  05/01/49 ................. 613 486,168
3.20%,  08/01/49 ................. 520 367,788
3.15%,  01/01/50 ................. 646 453,181
2.70%,  05/01/50 ................. 515 329,060
2.05%,  08/01/50 ................. 873 487,900
3.00%,  03/01/51 ................. 125 84,093
5.13%,  03/15/53 ................. 275 267,920
5.45%,  08/01/53 ................. 555 562,467
5.45%,  03/01/54 ................. 425 430,282
5.30%,  08/01/54 ................. 410 409,598
RH International Singapore Corp. Pte. Ltd.,
4.50%,  03/27/28
(e)
............... 200 194,464
Rochester Gas & Electric Corp.,
3.10%,  06/01/27
(c)
............... 980 936,443
Ruwais Power Co. PJSC, 6.00%,  08/31/36
(e)
. 800 828,547
RWE Finance US LLC
(c)
5.88%,  04/16/34 ................. 1,205 1,223,189
6.25%,  04/16/54 ................. 1,160 1,162,981
Saudi Electricity Global Sukuk Co. 2,
5.06%,  04/08/43
(e)
............... 1,000 950,961
Saudi Electricity Global Sukuk Co. 3,
5.50%,  04/08/44
(e)
............... 1,000 985,224
Saudi Electricity Global Sukuk Co. 4,
4.72%,  09/27/28
(e)
............... 1,000 1,000,029
Saudi Electricity Global Sukuk Co. 5,
2.41%,  09/17/30
(e)
............... 1,200 1,046,018
Saudi Electricity Sukuk Programme Co.
(e)
4.94%,  02/13/29 ................. 800 804,619
4.63%,  04/11/33 ................. 1,200 1,180,358
5.19%,  02/13/34 ................. 1,200 1,212,372
5.68%,  04/11/53 ................. 1,500 1,459,398
SCE Recovery Funding LLC, Series A-2,
5.11%,  12/15/47 ................. 300 287,315
Sierra Pacific Power Co.
2.60%,  05/01/26 ................. 563 546,997
5.90%,  03/15/54 ................. 305 316,846
Sinosing Services Pte. Ltd., 2.63%,  02/20/30
(e)
400 360,234
Southern California Edison Co.
Series 20C, 1.20%,  02/01/26 ......... 265 253,984
5.35%,  03/01/26 ................. 480 484,344
4.90%,  06/01/26 ................. 295 296,482
4.40%,  09/06/26 ................. 150 149,497
4.88%,  02/01/27 ................. 535 539,067
Series D, 4.70%,  06/01/27 ........... 940 941,370
5.85%,  11/01/27 ................. 790 816,459
Series B, 3.65%,  03/01/28 ........... 353 340,764
5.30%,  03/01/28 ................. 300 305,329
5.65%,  10/01/28 ................. 520 536,217
Series A, 4.20%,  03/01/29 ........... 1,009 986,090
6.65%,  04/01/29 ................. 304 324,712
5.15%,  06/01/29 ................. 505 512,727
2.85%,  08/01/29 ................. 1,260 1,158,626
2.25%,  06/01/30 ................. 997 872,906
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series G, 2.50%,  06/01/31 ........... USD 475 $ 412,899
5.45%,  06/01/31 ................. 420 430,242
2.75%,  02/01/32 ................. 520 450,343
5.95%,  11/01/32 ................. 545 576,791
6.00%,  01/15/34 ................. 498 530,527
5.20%,  06/01/34 ................. 675 677,257
Series 04-G, 5.75%,  04/01/35 ......... 375 387,541
Series 05-E, 5.35%,  07/15/35 ......... 340 342,594
5.63%,  02/01/36 ................. 323 329,680
Series 06-E, 5.55%,  01/15/37 ......... 580 590,444
Series 08-A, 5.95%,  02/01/38 ......... 755 791,260
6.05%,  03/15/39 ................. 663 700,540
5.50%,  03/15/40 ................. 580 581,576
4.50%,  09/01/40 ................. 475 424,950
4.05%,  03/15/42 ................. 562 463,060
Series 13-A, 3.90%,  03/15/43 ......... 500 400,920
4.65%,  10/01/43 ................. 810 727,093
Series C, 3.60%,  02/01/45 ........... 467 352,158
4.00%,  04/01/47 ................. 1,870 1,491,489
Series C, 4.13%,  03/01/48 ........... 1,473 1,195,246
Series B, 4.88%,  03/01/49 ........... 721 658,206
3.65%,  02/01/50 ................. 1,400 1,044,199
Series 20A, 2.95%,  02/01/51 ......... 680 442,984
Series H, 3.65%,  06/01/51 ........... 300 219,424
3.45%,  02/01/52 ................. 575 407,736
Series E, 5.45%,  06/01/52 ........... 310 304,021
5.70%,  03/01/53 ................. 635 640,712
5.88%,  12/01/53 ................. 480 496,841
5.75%,  04/15/54 ................. 485 494,559
Southern Co. (The)
3.25%,  07/01/26 ................. 1,888 1,846,258
5.11%,  08/01/27 ................. 540 543,627
Series 21-B, 1.75%,  03/15/28 ......... 270 244,926
4.85%,  06/15/28 ................. 790 796,171
5.50%,  03/15/29 ................. 780 801,927
Series A, 3.70%,  04/30/30 ........... 1,330 1,254,370
5.70%,  10/15/32 ................. 330 344,441
5.20%,  06/15/33 ................. 595 597,305
5.70%,  03/15/34 ................. 915 951,428
4.85%,  03/15/35 ................. 645 627,060
4.25%,  07/01/36 ................. 725 662,905
4.40%,  07/01/46 ................. 1,654 1,403,830
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.73%),
4.00%,  01/15/51
(g)
............... 1,013 991,177
Series 21-A, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75%,  09/15/51
(g)
......... 454 436,838
Southwestern Electric Power Co.
Series N, 1.65%,  03/15/26 ........... 505 484,459
Series K, 2.75%,  10/01/26 ........... 709 682,870
Series M, 4.10%,  09/15/28 ........... 835 813,623
5.30%,  04/01/33 ................. 515 515,320
6.20%,  03/15/40 ................. 355 374,206
Series J, 3.90%,  04/01/45 ........... 427 328,310
Series L, 3.85%,  02/01/48 ........... 443 331,247
3.25%,  11/01/51 ................. 960 635,921
Southwestern Public Service Co.
4.50%,  08/15/41 ................. 210 185,421
3.40%,  08/15/46 ................. 494 352,312
3.70%,  08/15/47 ................. 580 431,325
Series 6, 4.40%,  11/15/48 ........... 386 320,011
3.75%,  06/15/49 ................. 425 319,501
Series 8, 3.15%,  05/01/50 ........... 300 200,029
6.00%,  06/01/54 ................. 410 428,130

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
SP Group Treasury Pte. Ltd.,
3.38%,  02/27/29
(c)
............... USD 500 $ 476,557
SP PowerAssets Ltd.
(c)
3.25%,  11/24/25 ................. 200 196,964
3.00%,  09/26/27
(d)
................ 800 769,369
Star Energy Geothermal Darajat II,
4.85%,  10/14/38
(e)
............... 800 752,763
State Grid Europe Development 2014 plc,
3.25%,  04/07/27
(e)
............... 700 680,881
State Grid Overseas Investment 2013 Ltd.,
4.38%,  05/22/43
(c)
............... 200 188,657
State Grid Overseas Investment 2014 Ltd.,
4.85%,  05/07/44
(e)
............... 400 400,355
State Grid Overseas Investment BVI Ltd.
(e)
2.88%,  05/18/26 ................. 400 389,545
1.13%,  09/08/26 ................. 400 375,315
3.50%,  05/04/27 ................. 2,100 2,052,282
4.25%,  05/02/28 ................. 800 793,273
1.63%,  08/05/30 ................. 2,100 1,795,762
4.00%,  05/04/47
(d)
................ 400 353,156
System Energy Resources, Inc.,
6.00%,  04/15/28 ................ 325 335,144
Tampa Electric Co.
4.90%,  03/01/29 ................. 430 429,808
2.40%,  03/15/31 ................. 183 156,972
4.10%,  06/15/42 ................. 464 389,430
4.35%,  05/15/44 ................. 299 253,968
4.30%,  06/15/48 ................. 480 395,186
4.45%,  06/15/49 ................. 510 428,964
3.63%,  06/15/50 ................. 300 219,804
3.45%,  03/15/51 ................. 300 211,522
5.00%,  07/15/52 ................. 280 256,000
Terraform Global Operating LP,
6.13%,  03/01/26
(c)
............... 330 330,073
Three Gorges Finance I Cayman Islands Ltd.
(e)
3.15%,  06/02/26
(d)
................ 1,400 1,370,085
2.15%,  09/22/30 ................. 400 350,968
3.20%,  10/16/49 ................. 600 448,690
Tierra Mojada Luxembourg II SARL,
5.75%,  12/01/40
(d)(e)
.............. 877 793,671
TNB Global Ventures Capital Bhd.
(e)
3.24%,  10/19/26 ................. 800 774,747
4.85%,  11/01/28 ................. 800 799,670
Toledo Edison Co. (The), 6.15%,  05/15/37 .. 297 318,849
Transelec SA, 3.88%,  01/12/29
(c)
........ 554 527,993
Trinidad Generation UnLtd, 5.25%,  11/04/27
(e)
400 391,263
Tucson Electric Power Co.
1.50%,  08/01/30 ................. 355 295,004
3.25%,  05/15/32 ................. 365 323,709
5.20%,  09/15/34 ................. 735 731,484
4.85%,  12/01/48 ................. 223 200,659
4.00%,  06/15/50 ................. 482 378,870
3.25%,  05/01/51 ................. 260 176,095
5.50%,  04/15/53 ................. 445 437,290
Union Electric Co.
2.95%,  06/15/27 ................. 520 498,610
3.50%,  03/15/29 ................. 758 723,258
2.95%,  03/15/30 ................. 207 188,976
2.15%,  03/15/32 ................. 550 457,698
5.20%,  04/01/34 ................. 705 712,540
5.30%,  08/01/37 ................. 515 521,648
8.45%,  03/15/39 ................. 255 331,089
3.90%,  09/15/42 ................. 652 536,426
3.65%,  04/15/45 ................. 495 383,899
4.00%,  04/01/48 ................. 407 328,070
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.25%,  10/01/49 ................. USD 382 $ 267,761
2.63%,  03/15/51 ................. 535 331,262
3.90%,  04/01/52 ................. 130 102,584
5.45%,  03/15/53 ................. 490 488,036
5.25%,  01/15/54 ................. 490 475,494
5.13%,  03/15/55 ................. 340 324,913
Virginia Electric & Power Co.
Series A, 3.15%,  01/15/26 ........... 955 938,925
Series B, 2.95%,  11/15/26 ........... 959 930,638
Series A, 3.50%,  03/15/27 ........... 849 828,440
Series B, 3.75%,  05/15/27 ........... 705 691,114
Series A, 3.80%,  04/01/28 ........... 910 886,526
Series A, 2.88%,  07/15/29 ........... 340 313,779
2.30%,  11/15/31 ................. 725 613,309
2.40%,  03/30/32 ................. 495 419,531
5.00%,  04/01/33 ................. 755 749,160
5.30%,  08/15/33 ................. 580 587,498
5.00%,  01/15/34 ................. 1,035 1,025,824
5.05%,  08/15/34 ................. 895 888,811
Series B, 6.00%,  01/15/36 ........... 410 433,058
Series A, 6.00%,  05/15/37 ........... 201 211,325
6.35%,  11/30/37 ................. 498 537,916
8.88%,  11/15/38 ................. 817 1,079,603
4.00%,  01/15/43 ................. 530 436,221
Series D, 4.65%,  08/15/43 ........... 388 348,874
4.45%,  02/15/44 ................. 460 403,692
Series B, 4.20%,  05/15/45 ........... 355 293,004
Series C, 4.00%,  11/15/46 ........... 770 615,324
Series B, 3.80%,  09/15/47 ........... 631 486,252
4.60%,  12/01/48 ................. 785 684,147
3.30%,  12/01/49 ................. 629 444,414
2.45%,  12/15/50 ................. 1,307 768,300
2.95%,  11/15/51 ................. 1,030 667,335
Series C, 4.63%,  05/15/52 ........... 660 576,688
5.45%,  04/01/53 ................. 645 639,381
5.70%,  08/15/53 ................. 445 455,678
5.35%,  01/15/54 ................. 525 512,922
5.55%,  08/15/54 ................. 635 639,451
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%,  05/01/31 ............. 2,500 2,521,854
Vistra Operations Co. LLC
(c)
5.50%,  09/01/26 ................. 1,075 1,073,443
3.70%,  01/30/27 ................. 1,232 1,196,887
5.63%,  02/15/27 ................. 1,261 1,257,672
5.00%,  07/31/27 ................. 1,275 1,258,965
4.38%,  05/01/29 ................. 1,181 1,125,175
4.30%,  07/15/29 ................. 1,312 1,256,860
7.75%,  10/15/31 ................. 1,885 1,991,446
6.88%,  04/15/32 ................. 1,069 1,105,171
6.95%,  10/15/33 ................. 1,070 1,164,962
6.00%,  04/15/34 ................. 405 416,552
Wisconsin Electric Power Co.
1.70%,  06/15/28 ................. 310 281,067
5.00%,  05/15/29 ................. 690 700,706
4.75%,  09/30/32
(d)
................ 180 180,091
5.63%,  05/15/33 ................. 225 236,303
4.60%,  10/01/34 ................. 375 363,075
5.70%,  12/01/36
(d)
................ 330 348,907
4.30%,  10/15/48 ................. 442 377,505
5.05%,  10/01/54 ................. 275 261,988
Wisconsin Power & Light Co.
3.05%,  10/15/27 ................. 845 810,295
3.00%,  07/01/29 ................. 122 113,293
1.95%,  09/16/31 ................. 360 295,994
3.95%,  09/01/32 ................. 690 646,694

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.95%,  04/01/33 ................. USD 175 $ 173,909
5.38%,  03/30/34 ................. 145 146,973
6.38%,  08/15/37 ................. 150 163,858
3.65%,  04/01/50 ................. 845 628,618
Wisconsin Public Service Corp.
5.35%,  11/10/25 ................. 180 181,395
3.67%,  12/01/42 ................. 451 355,294
4.75%,  11/01/44 ................. 560 512,921
3.30%,  09/01/49 ................. 495 351,453
2.85%,  12/01/51 ................. 520 334,974
Xcel Energy, Inc.
3.35%,  12/01/26 ................. 1,076 1,045,205
1.75%,  03/15/27 ................. 485 452,886
4.00%,  06/15/28 ................. 415 402,888
2.60%,  12/01/29 ................. 690 617,311
3.40%,  06/01/30 ................. 796 733,554
2.35%,  11/15/31 ................. 525 436,657
4.60%,  06/01/32 ................. 540 517,927
5.45%,  08/15/33 ................. 1,240 1,249,774
5.50%,  03/15/34 ................. 880 887,547
6.50%,  07/01/36 ................. 155 168,432
3.50%,  12/01/49 ................. 493 347,337
Zhejiang Energy International Ltd.,
1.74%,  07/20/26
(e)
............... 650 613,929
613,563,971
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80%,  04/03/28 ................. 490 480,788
4.38%,  05/08/42 ................. 300 271,097
Acuity Brands Lighting, Inc., 2.15%,  12/15/30 470 401,868
Atkore, Inc., 4.25%,  06/01/31
(c)
......... 398 357,690
Doosan Enerbility Co. Ltd., 5.50%,  07/17/26
(e)
200 201,922
Eaton Corp.
3.10%,  09/15/27 ................. 95 91,569
4.35%,  05/18/28 ................. 665 661,734
4.00%,  11/02/32 ................. 679 645,888
4.15%,  03/15/33 ................. 1,450 1,386,312
4.15%,  11/02/42 ................. 938 811,163
3.92%,  09/15/47 ................. 680 546,907
4.70%,  08/23/52 ................. 580 532,514
Emerson Electric Co.
0.88%,  10/15/26 ................. 1,568 1,468,973
1.80%,  10/15/27 ................. 564 522,449
2.00%,  12/21/28 ................. 1,305 1,179,922
1.95%,  10/15/30 ................. 450 387,372
2.20%,  12/21/31 ................. 1,180 1,001,549
5.25%,  11/15/39 ................. 235 236,789
2.75%,  10/15/50 ................. 679 442,360
2.80%,  12/21/51 ................. 1,090 704,093
EnerSys
(c)
4.38%,  12/15/27 ................. 315 303,965
6.63%,  01/15/32 ................. 315 323,528
Hubbell, Inc.
3.35%,  03/01/26 ................. 220 215,675
3.15%,  08/15/27 ................. 590 565,773
3.50%,  02/15/28 ................. 530 509,633
2.30%,  03/15/31 ................. 65 55,589
LG Energy Solution Ltd.
(e)
5.63%,  09/25/26 ................. 800 806,931
5.38%,  07/02/27 ................. 400 401,762
5.75%,  09/25/28 ................. 1,000 1,017,968
5.38%,  07/02/29 ................. 400 401,040
5.50%,  07/02/34 ................. 600 594,195
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Regal Rexnord Corp.
6.05%,  02/15/26 ................. USD 1,110 $ 1,121,214
6.05%,  04/15/28 ................. 1,365 1,395,908
6.30%,  02/15/30 ................. 1,112 1,150,151
6.40%,  04/15/33 ................. 1,650 1,720,885
Rockwell Automation, Inc.
3.50%,  03/01/29 ................. 927 883,987
1.75%,  08/15/31 ................. 310 256,508
4.20%,  03/01/49 ................. 960 817,517
2.80%,  08/15/61 ................. 385 224,266
Sensata Technologies BV
(c)
4.00%,  04/15/29 ................. 1,020 953,127
5.88%,  09/01/30 ................. 500 494,769
Vertiv Group Corp., 4.13%,  11/15/28
(c)
..... 852 811,568
27,358,918
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55%,  10/01/27 ................. 916 883,832
5.41%,  07/01/32 ................. 450 456,013
5.60%,  05/29/34 ................. 420 427,730
Amphenol Corp.
5.05%,  04/05/27 ................. 475 479,946
5.05%,  04/05/29 ................. 725 732,413
4.35%,  06/01/29 ................. 1,098 1,081,148
2.80%,  02/15/30 ................. 1,580 1,430,218
2.20%,  09/15/31 ................. 615 517,557
5.25%,  04/05/34 ................. 725 734,338
5.00%,  01/15/35 ................. 375 372,600
5.38%,  11/15/54 ................. 100 99,126
Arrow Electronics, Inc.
3.88%,  01/12/28 ................. 598 577,101
5.15%,  08/21/29 ................. 420 417,860
2.95%,  02/15/32 ................. 460 394,244
5.88%,  04/10/34 ................. 375 379,797
Avnet, Inc.
4.63%,  04/15/26 ................. 836 830,200
6.25%,  03/15/28 ................. 880 908,260
3.00%,  05/15/31 ................. 290 248,952
5.50%,  06/01/32 ................. 250 248,147
CDW LLC
2.67%,  12/01/26 ................. 1,705 1,627,711
4.25%,  04/01/28
(d)
................ 1,195 1,162,843
3.28%,  12/01/28 ................. 640 596,110
3.25%,  02/15/29 ................. 1,296 1,197,266
5.10%,  03/01/30 ................. 30 29,790
3.57%,  12/01/31 ................. 1,225 1,097,672
5.55%,  08/22/34 ................. 115 114,357
Coherent Corp., 5.00%,  12/15/29
(c)
....... 985 944,494
Competition Team Technologies Ltd.,
4.25%,  03/12/29
(e)
............... 600 582,732
Corning, Inc.
4.70%,  03/15/37 ................. 601 566,435
5.75%,  08/15/40 ................. 363 369,217
4.75%,  03/15/42 ................. 699 635,711
5.35%,  11/15/48 ................. 420 406,194
3.90%,  11/15/49 ................. 545 424,714
4.38%,  11/15/57 ................. 1,073 866,245
5.85%,  11/15/68 ................. 427 425,702
5.45%,  11/15/79 ................. 825 770,598
Crane NXT Co.
6.55%,  11/15/36 ................. 184 183,987
4.20%,  03/15/48 ................. 380 262,610
Flex Ltd.
3.75%,  02/01/26 ................. 560 550,970

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
6.00%,  01/15/28 ................. USD 435 $ 445,561
4.88%,  06/15/29 ................. 861 848,824
4.88%,  05/12/30 ................. 618 604,568
5.25%,  01/15/32 ................. 565 558,558
Foxconn Far East Ltd., 2.50%,  10/28/30
(e)
.. 800 696,856
Insight Enterprises, Inc., 6.63%,  05/15/32
(c)
.. 495 506,297
Jabil, Inc.
1.70%,  04/15/26 ................. 980 934,445
4.25%,  05/15/27 ................. 670 659,454
3.95%,  01/12/28 ................. 607 588,189
5.45%,  02/01/29 ................. 180 182,220
3.60%,  01/15/30 ................. 687 634,776
3.00%,  01/15/31 ................. 596 525,090
Keysight Technologies, Inc.
4.60%,  04/06/27 ................. 1,028 1,027,665
3.00%,  10/30/29 ................. 553 505,101
4.95%,  10/15/34 ................. 105 101,963
Sensata Technologies, Inc.
(c)
4.38%,  02/15/30 ................. 450 419,907
3.75%,  02/15/31 ................. 700 625,125
6.63%,  07/15/32 ................. 570 577,367
Sunny Optical Technology Group Co. Ltd.,
5.95%,  07/17/26
(e)
............... 400 404,504
TD SYNNEX Corp.
1.75%,  08/09/26 ................. 935 884,905
2.38%,  08/09/28 ................. 965 877,610
2.65%,  08/09/31 ................. 525 441,262
6.10%,  04/12/34 ................. 615 635,978
Teledyne Technologies, Inc.
1.60%,  04/01/26 ................. 555 530,548
2.25%,  04/01/28 ................. 20 18,449
2.75%,  04/01/31 ................. 1,093 965,663
Trimble, Inc.
4.90%,  06/15/28 ................. 701 700,928
6.10%,  03/15/33 ................. 850 894,644
TTM Technologies, Inc., 4.00%,  03/01/29
(c)
.. 495 462,697
Tyco Electronics Group SA
4.50%,  02/13/26 ................. 765 763,976
3.70%,  02/15/26 ................. 525 517,892
3.13%,  08/15/27 ................. 670 645,779
4.63%,  02/01/30 ................. 315 312,813
2.50%,  02/04/32 ................. 205 176,696
7.13%,  10/01/37 ................. 409 475,231
Vontier Corp.
1.80%,  04/01/26 ................. 783 747,387
2.40%,  04/01/28 ................. 899 814,987
2.95%,  04/01/31 ................. 763 655,142
Zebra Technologies Corp., 6.50%,  06/01/32
(c)
515 526,886
46,930,783
Energy Equipment & Services — 0.2%
Archrock Partners LP
(c)
6.88%,  04/01/27 ................. 190 190,503
6.25%,  04/01/28 ................. 790 791,482
6.63%,  09/01/32 ................. 700 703,041
Baker Hughes Holdings LLC
2.06%,  12/15/26 ................. 525 499,427
3.34%,  12/15/27 ................. 1,473 1,416,892
3.14%,  11/07/29 ................. 797 738,364
4.49%,  05/01/30 ................. 256 251,665
5.13%,  09/15/40 ................. 1,153 1,113,515
4.08%,  12/15/47 ................. 1,556 1,257,903
Borr IHC Ltd.
(e)
10.00%,  11/15/28 ................. 1,349 1,378,193
10.38%,  11/15/30 ................. 585 601,050
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Bristow Group, Inc., 6.88%,  03/01/28
(c)
.... USD 402 $ 399,102
COSL Singapore Capital Ltd.,
2.50%,  06/24/30
(e)
............... 800 702,767
Diamond Foreign Asset Co., 8.50%,  10/01/30
(c)
539 556,885
EDO Sukuk Ltd.
(e)
5.66%,  07/03/31 ................. 500 507,361
5.88%,  09/21/33 ................. 900 933,912
Enerflex Ltd., 9.00%,  10/15/27
(c)
........ 552 573,743
ESC GCB, 7.88%,  11/15/25
(b)
.......... 290 —
FORESEA Holding SA, 7.50%,  06/15/30
(c)
.. 277 265,422
Global Marine, Inc., 7.00%,  06/01/28 ..... 300 283,723
Guara Norte SARL, 5.20%,  06/15/34
(d)(e)
.... 704 667,231
Halliburton Co.
3.80%,  11/15/25 ................. 526 520,293
2.92%,  03/01/30 ................. 829 751,489
4.85%,  11/15/35 ................. 1,402 1,347,027
6.70%,  09/15/38 ................. 838 923,610
7.45%,  09/15/39 ................. 1,444 1,704,796
4.50%,  11/15/41 ................. 535 469,012
4.75%,  08/01/43 ................. 779 693,290
5.00%,  11/15/45 ................. 1,826 1,665,089
Helix Energy Solutions Group, Inc.,
9.75%,  03/01/29
(c)
............... 305 325,040
Helmerich & Payne, Inc.
4.65%,  12/01/27
(c)
................ 710 701,434
4.85%,  12/01/29
(c)
................ 80 77,440
2.90%,  09/29/31 ................. 965 809,746
5.50%,  12/01/34
(c)(d)
............... 5 4,731
KCA Deutag UK Finance plc,
9.88%,  12/01/25
(c)
............... 450 451,718
KLX Energy Services Holdings, Inc.,
11.50%,  11/01/25
(c)
............... 250 242,035
Kodiak Gas Services LLC, 7.25%,  02/15/29
(c)
680 699,603
Nabors Industries Ltd., 7.50%,  01/15/28
(c)
... 390 371,256
Nabors Industries, Inc.
(c)
7.38%,  05/15/27 ................. 695 696,137
9.13%,  01/31/30 ................. 670 693,093
8.88%,  08/15/31 ................. 550 521,114
NewCo Holding USD 20 SARL,
9.38%,  11/07/29
(c)
................ 400 399,618
Nine Energy Service, Inc., 13.00%,  02/01/28
(d)
305 202,849
Noble Finance II LLC, 8.00%,  04/15/30
(c)
... 1,410 1,429,472
NOV, Inc.
3.60%,  12/01/29
(d)
................ 493 459,703
3.95%,  12/01/42 ................. 1,020 774,617
Oceaneering International, Inc.
6.00%,  02/01/28 ................. 500 490,110
Patterson-UTI Energy, Inc.
3.95%,  02/01/28 ................. 570 543,075
5.15%,  11/15/29
(d)
................ 704 689,269
7.15%,  10/01/33 ................. 650 687,208
Precision Drilling Corp.
(c)
7.13%,  01/15/26 ................. 171 170,784
6.88%,  01/15/29 ................. 396 393,949
Schlumberger Holdings Corp.
(c)
4.00%,  12/21/25 ................. 817 808,991
5.00%,  05/29/27 ................. 655 659,443
3.90%,  05/17/28 ................. 1,257 1,225,234
4.30%,  05/01/29 ................. 1,070 1,048,768
5.00%,  11/15/29
(d)
................ 580 584,808
Schlumberger Investment SA
4.50%,  05/15/28 ................. 445 444,324
2.65%,  06/26/30 ................. 1,590 1,426,693
4.85%,  05/15/33
(d)
................ 400 394,682
5.00%,  06/01/34 ................. 525 520,874

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Seadrill Finance Ltd., 8.38%,  08/01/30
(c)
.... USD 575 $ 586,613
Shelf Drilling Holdings Ltd., 9.63%,  04/15/29
(e)
1,200 1,087,761
Solaris Midstream Holdings LLC,
7.63%,  04/01/26
(c)
............... 380 382,249
Star Holding LLC, 8.75%,  08/01/31
(c)
...... 365 347,075
Transocean Aquila Ltd., 8.00%,  09/30/28
(c)
.. 295 302,652
Transocean Poseidon Ltd., 6.88%,  02/01/27
(c)
333 333,468
Transocean Titan Financing Ltd.,
8.38%,  02/01/28
(c)
............... 535 551,259
Transocean, Inc.
8.00%,  02/01/27
(c)
................ 657 655,312
8.25%,  05/15/29
(c)
................ 945 949,610
8.75%,  02/15/30
(c)
................ 990 1,025,244
7.50%,  04/15/31 ................. 395 367,761
8.50%,  05/15/31
(c)(d)
............... 965 972,130
6.80%,  03/15/38 ................. 605 502,063
9.35%,  12/15/41 ................. 180 161,126
USA Compression Partners LP
6.88%,  09/01/27 ................. 700 702,521
7.13%,  03/15/29
(c)
................ 960 977,934
Valaris Ltd., 8.38%,  04/30/30
(c)
......... 1,075 1,090,530
Vallourec SACA, 7.50%,  04/15/32
(c)
...... 835 874,909
Vantage Drilling International Ltd.,
9.50%,  02/15/28
(c)
............... 205 205,364
Viridien, 8.75%,  04/01/27
(c)(d)
........... 465 448,625
Weatherford International Ltd.,
8.63%,  04/30/30
(c)
............... 1,600 1,653,905
Welltec International ApS, 8.25%,  10/15/26
(c)
. 292 297,647
Yinson Boronia Production BV,
8.95%,  07/31/42
(e)
............... 1,200 1,269,800
56,600,163
Entertainment — 0.2%
Allen Media LLC, 10.50%,  02/15/28
(c)
..... 560 250,674
AMC Entertainment Holdings, Inc.
(c)
10.00%, (10.00% Cash or 12.00% PIK),
06/15/26
(h)
.................... 1,315 1,319,654
7.50%,  02/15/29
(d)
................ 990 854,646
Banijay Entertainment SAS, 8.13%,  05/01/29
(c)
382 395,911
Cinemark USA, Inc.
(c)
5.25%,  07/15/28
(d)
................ 740 726,581
7.00%,  08/01/32 ................. 503 516,001
Electronic Arts, Inc.
4.80%,  03/01/26 ................. 412 411,901
1.85%,  02/15/31 ................. 1,019 854,560
2.95%,  02/15/51 ................. 1,245 821,270
Historic TW, Inc., 8.30%,  01/15/36 ....... 178 190,347
Lions Gate Capital Holdings 1, Inc.,
5.50%,  04/15/29
(c)
............... 525 463,575
Lions Gate Capital Holdings LLC,
5.50%,  04/15/29
(c)(d)
............... 329 238,058
Live Nation Entertainment, Inc.
(c)
5.63%,  03/15/26 ................. 300 299,046
6.50%,  05/15/27 ................. 1,192 1,208,218
4.75%,  10/15/27 ................. 965 938,578
3.75%,  01/15/28 ................. 460 436,161
NBCUniversal Media LLC
6.40%,  04/30/40 ................. 410 446,989
5.95%,  04/01/41 ................. 663 690,420
4.45%,  01/15/43 ................. 810 707,404
Netflix, Inc.
4.38%,  11/15/26 ................. 1,465 1,462,626
4.88%,  04/15/28 ................. 2,169 2,181,189
5.88%,  11/15/28 ................. 2,238 2,336,548
6.38%,  05/15/29 ................. 1,404 1,499,999
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.38%,  11/15/29
(c)
................ USD 1,275 $ 1,308,872
4.88%,  06/15/30
(c)
................ 1,105 1,111,541
4.90%,  08/15/34 ................. 300 299,786
5.40%,  08/15/54 ................. 965 969,951
Odeon Finco plc, 12.75%,  11/01/27
(c)
..... 400 421,188
Playtika Holding Corp., 4.25%,  03/15/29
(c)
.. 595 536,810
ROBLOX Corp., 3.88%,  05/01/30
(c)
....... 998 903,526
Take-Two Interactive Software, Inc.
5.00%,  03/28/26 ................. 865 868,118
3.70%,  04/14/27 ................. 1,153 1,125,349
4.95%,  03/28/28 ................. 953 956,393
5.40%,  06/12/29 ................. 455 461,919
4.00%,  04/14/32 ................. 495 462,539
5.60%,  06/12/34 ................. 820 831,902
Tencent Music Entertainment Group,
2.00%,  09/03/30 ................ 895 759,537
TWDC Enterprises 18 Corp.
3.00%,  02/13/26 ................. 1,154 1,131,748
1.85%,  07/30/26 ................. 703 672,181
2.95%,  06/15/27 ................. 671 645,368
7.00%,  03/01/32 ................. 548 621,950
4.38%,  08/16/41 ................. 557 494,377
Series E, 4.13%,  12/01/41 ........... 772 659,836
3.70%,  12/01/42 ................. 650 521,398
4.13%,  06/01/44 ................. 1,033 872,473
3.00%,  07/30/46 ................. 815 561,943
Walt Disney Co. (The)
1.75%,  01/13/26 ................. 1,567 1,515,931
3.38%,  11/15/26 ................. 771 755,417
3.70%,  03/23/27 ................. 1,155 1,136,431
2.20%,  01/13/28 ................. 1,358 1,268,293
2.00%,  09/01/29 ................. 2,037 1,810,915
3.80%,  03/22/30 ................. 1,560 1,495,595
2.65%,  01/13/31 ................. 1,866 1,658,647
6.55%,  03/15/33 ................. 608 673,716
6.20%,  12/15/34 ................. 738 811,481
6.40%,  12/15/35 ................. 1,049 1,160,701
6.15%,  03/01/37 ................. 621 670,607
6.65%,  11/15/37 ................. 1,539 1,739,012
4.63%,  03/23/40 ................. 1,250 1,177,682
3.50%,  05/13/40 ................. 1,565 1,266,488
6.15%,  02/15/41 ................. 757 820,600
5.40%,  10/01/43 ................. 911 912,591
4.75%,  09/15/44 ................. 742 684,310
4.95%,  10/15/45 ................. 380 358,328
7.75%,  12/01/45
(d)
................ 335 432,336
4.75%,  11/15/46 ................. 627 574,561
2.75%,  09/01/49 ................. 2,315 1,495,998
4.70%,  03/23/50 ................. 1,145 1,051,748
3.60%,  01/13/51 ................. 2,517 1,899,354
3.80%,  05/13/60 ................. 765 572,495
Warner Media LLC, 7.63%,  04/15/31 ...... 165 173,760
Warnermedia Holdings, Inc.
6.41%,  03/15/26 ................. 475 475,041
3.76%,  03/15/27 ................. 3,560 3,427,603
4.05%,  03/15/29 ................. 1,500 1,401,408
4.28%,  03/15/32 ................. 4,890 4,289,532
5.05%,  03/15/42 ................. 3,860 3,084,076
5.14%,  03/15/52 ................. 6,245 4,703,087
5.39%,  03/15/62 ................. 2,780 2,080,757
WMG Acquisition Corp.
(c)
3.75%,  12/01/29 ................. 540 499,397
3.88%,  07/15/30 ................. 1,140 1,046,527

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.00%,  02/15/31
(d)
................ USD 740 $ 647,922
84,221,408
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38%,  11/15/33 ................. 928 1,011,780
5.80%,  05/21/54 ................. 595 609,011
Armor Holdco, Inc., 8.50%,  11/15/29
(c)
..... 350 342,997
Benteler International AG, 10.50%,  05/15/28
(c)
495 512,866
Berkshire Hathaway, Inc.
3.13%,  03/15/26 ................. 2,220 2,180,740
4.50%,  02/11/43
(d)
................ 1,069 1,000,069
Block Financial LLC
2.50%,  07/15/28 ................. 552 504,413
3.88%,  08/15/30 ................. 1,390 1,298,775
Block, Inc.
2.75%,  06/01/26 ................. 1,000 963,875
3.50%,  06/01/31 ................. 1,002 889,355
6.50%,  05/15/32
(c)
................ 1,940 1,975,213
Blue Bright Ltd., 2.38%,  02/09/26
(e)
....... 400 386,361
Boost Newco Borrower LLC, 7.50%,  01/15/31
(c)
2,105 2,219,619
Burford Capital Global Finance LLC
(c)
6.25%,  04/15/28 ................. 395 394,154
6.88%,  04/15/30 ................. 370 371,492
9.25%,  07/01/31 ................. 670 719,272
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%,  07/30/29
(e)
...... 200 204,472
CDBL Funding 2, 2.00%,  03/04/26
(e)
...... 1,000 962,326
Charming Light Investments Ltd.,
4.38%,  12/21/27
(e)
............... 600 583,702
China Cinda 2020 I Management Ltd.
(e)
1.88%,  01/20/26 ................. 200 192,039
3.25%,  01/28/27 ................. 1,000 958,313
5.75%,  02/07/27 ................. 400 403,541
3.00%,  03/18/27 ................. 400 380,174
5.38%,  07/23/27 ................. 400 401,132
2.50%,  01/20/28 ................. 800 733,984
5.75%,  05/28/29 ................. 800 813,168
5.50%,  01/23/30 ................. 600 604,616
3.13%,  03/18/30 ................. 600 537,933
3.00%,  01/20/31 ................. 800 698,549
CK Hutchison International 16 Ltd.,
2.75%,  10/03/26
(c)
............... 200 192,870
CK Hutchison International 17 II Ltd.,
3.25%,  09/29/27
(c)
............... 1,103 1,060,051
CK Hutchison International 17 Ltd.,
3.50%,  04/05/27
(c)
............... 590 573,900
CK Hutchison International 19 II Ltd.
(c)
2.75%,  09/06/29 ................. 1,370 1,247,410
3.38%,  09/06/49 ................. 690 511,461
CK Hutchison International 19 Ltd.,
3.63%,  04/11/29
(c)(d)
............... 1,017 967,991
Coastal Emerald Ltd., (3-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.78%), 6.50%
(e)(g)(i)
............... 800 827,980
Corebridge Financial, Inc.
3.65%,  04/05/27 ................. 1,020 993,769
3.85%,  04/05/29 ................. 1,405 1,343,788
3.90%,  04/05/32 ................. 1,190 1,087,790
6.05%,  09/15/33 ................. 835 866,046
5.75%,  01/15/34 ................. 810 829,186
4.35%,  04/05/42 ................. 345 292,283
4.40%,  04/05/52 ................. 1,355 1,111,709
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.85%),
6.88%,  12/15/52
(g)
............... USD 965 $ 987,455
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
6.38%,  09/15/54
(g)
............... 700 698,683
CPI CG, Inc., 10.00%,  07/15/29
(c)
........ 375 394,731
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
5.54%,  05/31/27
(e)(g)
.............. 400 399,500
EDP Finance BV, 1.71%,  01/24/28
(c)
...... 740 671,819
Enact Holdings, Inc., 6.25%,  05/28/29 ..... 455 463,508
Equitable Holdings, Inc.
4.35%,  04/20/28 ................. 1,283 1,258,029
4.57%,  02/15/29
(c)
................ 335 327,784
5.59%,  01/11/33 ................. 725 738,817
5.00%,  04/20/48 ................. 742 680,861
Essent Group Ltd., 6.25%,  07/01/29 ...... 265 271,068
Far East Horizon Ltd.
(e)
4.25%,  10/26/26 ................. 400 386,786
6.63%,  04/16/27 ................. 600 604,796
5.88%,  03/05/28 ................. 400 393,877
Fidelity National Information Services, Inc.
1.15%,  03/01/26 ................. 960 915,297
1.65%,  03/01/28 ................. 670 606,835
3.75%,  05/21/29 ................. 285 272,175
5.10%,  07/15/32 ................. 350 352,614
3.10%,  03/01/41 ................. 1,150 852,747
4.50%,  08/15/46 ................. 505 420,921
Finance of America Funding LLC
(c)
7.88%,  11/30/26 ................. 166 139,761
10.00%,  11/30/29 ................. 124 104,580
Fiserv, Inc.
3.20%,  07/01/26 ................. 2,022 1,974,019
5.15%,  03/15/27 ................. 1,015 1,026,189
2.25%,  06/01/27 ................. 1,153 1,085,013
5.45%,  03/02/28 ................. 1,170 1,193,600
5.38%,  08/21/28 ................. 775 790,004
4.20%,  10/01/28 ................. 1,124 1,099,877
3.50%,  07/01/29 ................. 2,425 2,291,174
4.75%,  03/15/30 ................. 495 491,937
2.65%,  06/01/30 ................. 1,276 1,134,204
5.35%,  03/15/31 ................. 840 857,994
5.60%,  03/02/33 ................. 440 452,015
5.63%,  08/21/33 ................. 1,715 1,762,872
5.45%,  03/15/34 ................. 630 639,238
5.15%,  08/12/34 ................. 1,110 1,102,171
4.40%,  07/01/49 ................. 1,981 1,674,646
Freedom Mortgage Corp.
(c)
7.63%,  05/01/26 ................. 500 501,853
6.63%,  01/15/27 ................. 575 568,410
12.00%,  10/01/28 ................. 815 880,959
12.25%,  10/01/30 ................. 500 550,709
Freedom Mortgage Holdings LLC
(c)
9.25%,  02/01/29 ................. 1,100 1,127,787
9.13%,  05/15/31 ................. 735 748,472
Gabon Blue Bond Master Trust 2,
6.10%,  08/01/38
(c)
............... 500 492,640
Global Payments, Inc.
1.20%,  03/01/26 ................. 288 274,732
4.80%,  04/01/26 ................. 1,072 1,070,154
2.15%,  01/15/27 ................. 1,490 1,407,454
4.95%,  08/15/27 ................. 785 787,777
4.45%,  06/01/28 ................. 787 773,119
3.20%,  08/15/29 ................. 1,592 1,465,261
5.30%,  08/15/29 ................. 485 489,055

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.90%,  05/15/30 ................. USD 1,220 $ 1,089,854
2.90%,  11/15/31 ................. 950 819,884
5.40%,  08/15/32 ................. 235 236,161
4.15%,  08/15/49 ................. 756 587,893
5.95%,  08/15/52
(d)
................ 1,000 999,540
Grupo de Inversiones Suramericana SA,
5.50%,  04/29/26
(e)
............... 600 594,071
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%,  07/01/34
(c)
....... 830 825,660
ICD Sukuk Co. Ltd., 5.00%,  02/01/27
(e)
.... 800 801,764
Indian Railway Finance Corp. Ltd.,
2.80%,  02/10/31
(e)
............... 600 524,517
Inventive Global Investments Ltd.,
1.60%,  09/01/26
(e)
............... 400 376,162
Jackson Financial, Inc.
5.17%,  06/08/27 ................. 765 768,192
3.13%,  11/23/31 ................. 335 286,835
5.67%,  06/08/32 ................. 585 592,008
4.00%,  11/23/51 ................. 465 332,071
Jefferies Finance LLC
(c)
5.00%,  08/15/28 ................. 965 890,769
6.63%,  10/15/31 ................. 495 492,512
Jefferson Capital Holdings LLC
(c)
6.00%,  08/15/26 ................. 298 297,114
9.50%,  02/15/29 ................. 470 500,087
JGSH Philippines Ltd., 4.13%,  07/09/30
(e)
... 500 475,585
JIC Zhixin Ltd., 2.13%,  08/27/30
(e)
....... 800 694,830
JPMorgan Chase Bank NA, 5.11%,  12/08/26 . 2,003 2,026,341
Korea Ocean Business Corp.
(e)
5.38%,  05/02/27 ................. 200 203,253
4.50%,  05/03/28 ................. 200 197,334
5.25%,  05/02/29 ................. 400 405,564
Kuwait Projects Co. SPC Ltd.
(e)
4.23%,  10/29/26 ................. 400 373,503
4.50%,  02/23/27 ................. 600 556,541
LD Holdings Group LLC
(c)
8.75%,  11/01/27 ................. 352 336,998
6.13%,  04/01/28 ................. 520 449,230
LSEG US Fin Corp.
(c)
4.88%,  03/28/27 ................. 665 667,330
5.30%,  03/28/34 ................. 1,100 1,114,919
LSEGA Financing plc
(c)
1.38%,  04/06/26 ................. 1,265 1,208,458
2.00%,  04/06/28 ................. 1,000 911,576
2.50%,  04/06/31 ................. 1,035 891,948
3.20%,  04/06/41 ................. 890 672,392
M&G plc, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.41%),
6.50%,  10/20/48
(e)(g)
.............. 450 461,365
Mastercard, Inc.
2.95%,  11/21/26 ................. 1,251 1,216,895
3.30%,  03/26/27 ................. 1,470 1,433,966
4.10%,  01/15/28 ................. 640 634,838
3.50%,  02/26/28 ................. 385 374,071
4.88%,  03/09/28 ................. 1,030 1,044,904
2.95%,  06/01/29 ................. 994 931,686
3.35%,  03/26/30 ................. 1,480 1,390,320
1.90%,  03/15/31 ................. 687 587,095
2.00%,  11/18/31 ................. 907 763,049
4.35%,  01/15/32 ................. 850 827,586
4.85%,  03/09/33 ................. 1,050 1,053,438
4.88%,  05/09/34 ................. 690 689,717
4.55%,  01/15/35 ................. 390 378,187
3.80%,  11/21/46 ................. 652 526,450
3.95%,  02/26/48 ................. 488 405,006
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.65%,  06/01/49 ................. USD 1,372 $ 1,069,796
3.85%,  03/26/50 ................. 1,641 1,322,001
2.95%,  03/15/51 ................. 890 602,748
MGIC Investment Corp., 5.25%,  08/15/28 ... 555 546,856
Midcap Financial Issuer Trust
(c)
6.50%,  05/01/28 ................. 1,008 953,662
5.63%,  01/15/30 ................. 400 354,413
Mitsubishi HC Capital, Inc.
(c)
5.08%,  09/15/27 ................. 560 561,961
3.97%,  04/13/30 ................. 300 282,120
Mobius Merger Sub, Inc., 9.00%,  06/01/30
(c)
. 515 494,041
National Rural Utilities Cooperative Finance
Corp.
3.25%,  11/01/25 ................. 592 583,973
4.45%,  03/13/26 ................. 275 274,422
1.00%,  06/15/26 ................. 650 614,467
5.60%,  11/13/26 ................. 470 479,030
4.80%,  02/05/27 ................. 615 619,128
3.05%,  04/25/27 ................. 655 631,296
5.10%,  05/06/27 ................. 580 587,086
4.12%,  09/16/27 ................. 385 381,014
3.40%,  02/07/28 ................. 654 629,781
4.80%,  03/15/28 ................. 560 563,346
5.05%,  09/15/28 ................. 465 471,487
3.90%,  11/01/28 ................. 375 363,933
4.85%,  02/07/29 ................. 550 553,908
3.70%,  03/15/29 ................. 765 733,862
5.15%,  06/15/29 ................. 475 483,010
2.40%,  03/15/30 ................. 195 172,628
5.00%,  02/07/31 ................. 755 764,843
1.35%,  03/15/31 ................. 325 263,034
1.65%,  06/15/31 ................. 710 580,426
8.00%,  03/01/32 ................. 380 449,388
2.75%,  04/15/32 ................. 580 503,374
4.02%,  11/01/32 ................. 619 582,455
4.15%,  12/15/32 ................. 355 336,725
5.80%,  01/15/33 ................. 870 914,560
5.00%,  08/15/34 ................. 780 772,081
(3-mo. LIBOR USD + 3.63%),
5.25%,  04/20/46
(g)
............... 466 460,895
4.40%,  11/01/48 ................. 315 265,465
4.30%,  03/15/49 ................. 926 773,766
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.53%),
7.13%,  09/15/53
(g)
............... 325 338,039
Nationstar Mortgage Holdings, Inc.
(c)
5.00%,  02/01/26 ................. 490 485,319
6.00%,  01/15/27 ................. 595 592,696
5.50%,  08/15/28 ................. 862 842,193
6.50%,  08/01/29 ................. 750 750,552
5.13%,  12/15/30 ................. 610 571,530
5.75%,  11/15/31 ................. 625 598,478
7.13%,  02/01/32 ................. 960 981,658
Nationwide Building Society
(c)
4.00%,  09/14/26 ................. 1,065 1,042,786
1.50%,  10/13/26 ................. 640 603,456
4.85%,  07/27/27 ................. 1,130 1,134,963
(1-day SOFR + 1.91%), 6.56%,  10/18/27
(g)
975 1,004,402
(1-day SOFR + 1.29%), 2.97%,  02/16/28
(g)
810 773,446
(3-mo. LIBOR USD + 1.45%),
4.30%,  03/08/29
(g)
............... 990 965,398
5.13%,  07/29/29 ................. 425 427,684
(3-mo. LIBOR USD + 1.86%),
3.96%,  07/18/30
(g)
............... 1,415 1,345,576

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year USD Swap Rate + 1.85%),
4.13%,  10/18/32
(g)
............... USD 100 $ 95,908
NCR Atleos Corp., 9.50%,  04/01/29
(c)
..... 1,350 1,486,470
NMI Holdings, Inc., 6.00%,  08/15/29 ...... 175 176,716
NTT Finance Corp.
(c)
1.16%,  04/03/26 ................. 3,260 3,104,266
5.10%,  07/02/27 ................. 965 974,954
4.37%,  07/27/27 ................. 1,039 1,029,786
1.59%,  04/03/28 ................. 1,517 1,365,708
5.11%,  07/02/29 ................. 845 854,706
2.07%,  04/03/31 ................. 845 714,482
5.14%,  07/02/31 ................. 985 994,296
ORIX Corp.
3.70%,  07/18/27 ................. 271 262,969
5.00%,  09/13/27
(d)
................ 285 285,935
4.65%,  09/10/29 ................. 625 616,792
2.25%,  03/09/31 ................. 720 607,427
4.00%,  04/13/32 ................. 350 324,830
5.20%,  09/13/32 ................. 670 670,614
Oxford Finance LLC, 6.38%,  02/01/27
(c)
.... 410 404,113
Panama Infrastructure Receivable Purchaser
plc, 0.00%,  04/05/32
(c)(k)
............ 1,000 686,515
PayPal Holdings, Inc.
2.65%,  10/01/26 ................. 1,457 1,408,040
3.90%,  06/01/27 ................. 190 187,683
2.85%,  10/01/29 ................. 2,314 2,129,932
2.30%,  06/01/30 ................. 950 837,319
4.40%,  06/01/32 ................. 698 677,876
5.15%,  06/01/34 ................. 690 695,196
3.25%,  06/01/50 ................. 953 674,001
5.05%,  06/01/52 ................. 1,010 959,310
5.50%,  06/01/54
(d)
................ 330 333,518
5.25%,  06/01/62 ................. 660 627,987
Paysafe Finance plc, 4.00%,  06/15/29
(c)
.... 350 322,394
PennyMac Financial Services, Inc.
(c)
5.38%,  10/15/25 ................. 585 582,613
4.25%,  02/15/29 ................. 685 639,328
7.88%,  12/15/29 ................. 705 739,465
7.13%,  11/15/30 ................. 655 664,812
5.75%,  09/15/31 ................. 465 444,771
Petronas Capital Ltd.
(e)
3.50%,  04/21/30 ................. 2,500 2,336,583
2.48%,  01/28/32 ................. 1,200 1,018,355
4.50%,  03/18/45 ................. 1,700 1,528,723
4.55%,  04/21/50 ................. 3,250 2,889,749
4.80%,  04/21/60 ................. 1,000 913,267
3.40%,  04/28/61 ................. 1,800 1,249,287
PHH Escrow Issuer LLC, 9.88%,  11/01/29
(c)
. 575 563,511
PHH Mortgage Corp., 7.88%,  03/15/26
(c)
... 345 351,995
Provident Funding Associates LP,
9.75%,  09/15/29
(c)
............... 400 409,535
Radian Group, Inc.
4.88%,  03/15/27 ................. 746 740,511
6.20%,  05/15/29 ................. 435 446,188
REC Ltd.
(e)
2.25%,  09/01/26 ................. 600 569,835
2.75%,  01/13/27 ................. 200 190,204
3.88%,  07/07/27 ................. 800 774,806
4.63%,  03/22/28 ................. 600 588,351
5.63%,  04/11/28 ................. 800 809,117
Rocket Mortgage LLC
(c)
2.88%,  10/15/26 ................. 1,169 1,113,304
3.63%,  03/01/29 ................. 715 658,960
3.88%,  03/01/31 ................. 1,180 1,050,244
4.00%,  10/15/33 ................. 856 737,354
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shell International Finance BV
2.88%,  05/10/26 ................. USD 1,745 $ 1,704,060
2.50%,  09/12/26
(d)
................ 1,011 975,607
3.88%,  11/13/28 ................. 1,600 1,561,493
2.75%,  04/06/30 ................. 10 9,119
6.38%,  12/15/38 ................. 2,578 2,863,361
5.50%,  03/25/40 ................. 1,078 1,103,032
2.88%,  11/26/41 ................. 525 385,178
3.63%,  08/21/42 ................. 605 486,735
3.13%,  11/07/49 ................. 1,522 1,046,059
3.25%,  04/06/50 ................. 20 13,956
3.00%,  11/26/51 ................. 1,325 876,862
Shift4 Payments LLC
(c)
4.63%,  11/01/26 ................. 450 443,313
6.75%,  08/15/32 ................. 1,070 1,097,647
Siemens Financieringsmaatschappij NV
(c)
1.20%,  03/11/26 ................. 2,330 2,230,516
6.13%,  08/17/26 ................. 1,165 1,198,176
2.35%,  10/15/26 ................. 1,440 1,383,922
3.40%,  03/16/27
(d)
................ 1,945 1,898,628
1.70%,  03/11/28 ................. 1,300 1,188,540
2.15%,  03/11/31
(d)
................ 1,250 1,082,160
2.88%,  03/11/41 ................. 2,350 1,746,440
4.40%,  05/27/45 ................. 955 847,565
3.30%,  09/15/46 ................. 1,970 1,459,189
4.20%,  03/16/47 ................. 760 647,600
Sobha Sukuk Ltd., 8.75%,  07/17/28
(e)
..... 400 406,988
Stena International SA
(c)
7.25%,  01/15/31 ................. 635 660,353
7.63%,  02/15/31 ................. 430 449,261
Synchrony Bank, 5.63%,  08/23/27 ....... 819 825,234
United Wholesale Mortgage LLC
(c)
5.50%,  11/15/25 ................. 710 707,118
5.75%,  06/15/27 ................. 490 481,825
5.50%,  04/15/29 ................. 740 705,466
Vertex Capital Investment Ltd.,
2.85%,  07/28/26
(e)
............... 200 191,277
Visa, Inc.
3.15%,  12/14/25 ................. 2,894 2,854,162
1.90%,  04/15/27 ................. 1,203 1,135,106
0.75%,  08/15/27 ................. 1,710 1,556,611
2.75%,  09/15/27 ................. 1,166 1,120,136
2.05%,  04/15/30 ................. 2,102 1,849,615
1.10%,  02/15/31 ................. 1,375 1,122,728
4.15%,  12/14/35 ................. 1,584 1,494,731
2.70%,  04/15/40 ................. 1,185 887,906
4.30%,  12/14/45 ................. 3,637 3,215,180
3.65%,  09/15/47 ................. 878 698,227
2.00%,  08/15/50
(d)
................ 1,800 1,027,582
Voya Financial, Inc.
3.65%,  06/15/26 ................. 1,063 1,043,240
5.00%,  09/20/34 ................. 290 279,860
5.70%,  07/15/43 ................. 481 470,255
4.80%,  06/15/46 ................. 215 184,386
(3-mo. LIBOR USD + 2.08%),
4.70%,  01/23/48
(g)
............... 445 407,524
Western Union Co. (The)
1.35%,  03/15/26 ................. 852 810,235
2.75%,  03/15/31 ................. 320 273,425
6.20%,  11/17/36
(d)
................ 905 927,354
Woodside Finance Ltd.
3.70%,  09/15/26
(c)
................ 800 781,244
3.70%,  03/15/28
(c)
................ 1,105 1,055,939
4.50%,  03/04/29
(c)
................ 1,353 1,318,578
5.10%,  09/12/34 ................. 900 871,201

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.70%,  09/12/54 ................. USD 965 $ 935,314
Yieldking Investment Ltd., 2.80%,  08/18/26
(e)
. 600 572,366
246,880,976
Food Products — 0.6%
Agrosuper SA, 4.60%,  01/20/32
(e)
........ 450 408,781
Almarai Co. JSC, 5.23%,  07/25/33
(e)
...... 800 819,219
Amaggi Luxembourg International SARL,
5.25%,  01/28/28
(d)(e)
.............. 1,000 962,324
Aragvi Finance International DAC,
8.45%,  04/29/26
(e)
............... 400 398,356
Archer-Daniels-Midland Co.
2.50%,  08/11/26 ................. 873 841,928
3.25%,  03/27/30 ................. 1,188 1,103,467
2.90%,  03/01/32 ................. 835 733,437
5.94%,  10/01/32 ................. 740 795,166
4.50%,  08/15/33 ................. 450 435,964
5.38%,  09/15/35 ................. 280 287,352
4.54%,  03/26/42 ................. 227 205,480
4.02%,  04/16/43 ................. 465 392,892
3.75%,  09/15/47 ................. 832 638,073
4.50%,  03/15/49 ................. 410 358,364
2.70%,  09/15/51 ................. 824 519,315
B&G Foods, Inc.
5.25%,  09/15/27
(d)
................ 560 543,288
8.00%,  09/15/28
(c)
................ 825 857,156
Bimbo Bakeries USA, Inc.
(e)
6.05%,  01/15/29 ................. 600 618,144
6.40%,  01/15/34 ................. 790 841,242
5.38%,  01/09/36 ................. 800 787,529
4.00%,  05/17/51 ................. 600 458,474
Blossom Joy Ltd., 2.20%,  10/21/30
(e)
...... 800 692,580
BRF SA
(e)
4.88%,  01/24/30 ................. 400 373,594
5.75%,  09/21/50
(d)
................ 1,020 837,288
Bunge Ltd. Finance Corp.
3.25%,  08/15/26 ................. 873 852,967
3.75%,  09/25/27 ................. 805 787,185
4.10%,  01/07/28 ................. 445 436,859
4.20%,  09/17/29 ................. 350 339,990
2.75%,  05/14/31 ................. 925 810,738
4.65%,  09/17/34 ................. 315 301,953
Campbell Soup Co.
5.30%,  03/20/26 ................. 365 367,730
5.20%,  03/19/27 ................. 500 507,178
4.15%,  03/15/28 ................. 2,000 1,962,438
5.20%,  03/21/29 ................. 650 658,738
2.38%,  04/24/30 ................. 275 240,934
5.40%,  03/21/34 ................. 460 464,891
4.75%,  03/23/35 ................. 475 456,278
4.80%,  03/15/48 ................. 650 582,621
3.13%,  04/24/50 ................. 493 332,300
5.25%,  10/13/54 ................. 200 190,106
Cargill, Inc.
(c)
0.75%,  02/02/26 ................. 473 451,472
4.50%,  06/24/26 ................. 185 185,154
3.63%,  04/22/27 ................. 325 317,595
3.25%,  05/23/29 ................. 750 710,646
2.13%,  04/23/30 ................. 610 536,506
1.70%,  02/02/31 ................. 875 728,412
2.13%,  11/10/31 ................. 1,250 1,047,613
4.00%,  06/22/32 ................. 475 450,111
5.13%,  10/11/32 ................. 905 919,917
4.75%,  04/24/33 ................. 340 335,645
4.76%,  11/23/45 ................. 665 605,630
Security
Par (000)
Par (000) Value
Food Products (continued)
3.88%,  05/23/49 ................. USD 775 $ 612,487
3.13%,  05/25/51 ................. 1,024 703,206
4.38%,  04/22/52 ................. 680 584,408
China Mengniu Dairy Co. Ltd.,
2.50%,  06/17/30
(e)
............... 600 530,421
China Modern Dairy Holdings Ltd.,
2.13%,  07/14/26
(e)
............... 600 567,252
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c)(h)
............ 750 772,407
Chobani LLC
(c)
4.63%,  11/15/28 ................. 425 408,116
7.63%,  07/01/29 ................. 500 521,193
Conagra Brands, Inc.
4.60%,  11/01/25 ................. 1,366 1,362,188
5.30%,  10/01/26 ................. 525 530,291
1.38%,  11/01/27 ................. 1,357 1,228,074
7.00%,  10/01/28 ................. 592 633,317
4.85%,  11/01/28 ................. 1,475 1,469,602
8.25%,  09/15/30 ................. 545 632,328
5.30%,  11/01/38 ................. 1,026 985,755
5.40%,  11/01/48 ................. 942 891,794
Danone SA, 2.95%,  11/02/26
(c)
......... 1,645 1,591,230
Darling Ingredients, Inc.
(c)
5.25%,  04/15/27 ................. 492 487,288
6.00%,  06/15/30 ................. 980 972,896
Fiesta Purchaser, Inc.
(c)
7.88%,  03/01/31 ................. 465 488,321
9.63%,  09/15/32 ................. 450 472,199
Flowers Foods, Inc.
3.50%,  10/01/26 ................. 560 546,502
2.40%,  03/15/31 ................. 689 587,467
General Mills, Inc.
5.24%,  11/18/25
(d)
................ 450 449,349
4.70%,  01/30/27 ................. 530 530,401
3.20%,  02/10/27 ................. 512 495,742
4.20%,  04/17/28 ................. 1,563 1,536,154
5.50%,  10/17/28 ................. 635 651,858
2.88%,  04/15/30 ................. 708 639,449
2.25%,  10/14/31 ................. 650 549,191
4.95%,  03/29/33 ................. 536 532,159
5.40%,  06/15/40 ................. 600 591,078
4.15%,  02/15/43 ................. 141 118,719
4.70%,  04/17/48
(d)
................ 150 134,113
3.00%,  02/01/51 ................. 1,718 1,134,511
Grupo Bimbo SAB de CV
(e)
4.88%,  06/27/44
(d)
................ 400 356,589
4.70%,  11/10/47 ................. 600 513,724
4.00%,  09/06/49 ................. 600 462,246
Hershey Co. (The)
2.30%,  08/15/26 ................. 468 451,178
4.25%,  05/04/28 ................. 695 691,748
2.45%,  11/15/29 ................. 664 600,852
1.70%,  06/01/30 ................. 365 313,118
4.50%,  05/04/33 ................. 320 316,293
3.38%,  08/15/46 ................. 565 423,569
3.13%,  11/15/49 ................. 735 509,188
2.65%,  06/01/50
(d)
................ 325 204,446
H-Food Holdings LLC, 8.50%,  06/01/26
(c)
... 264 19,491
Hormel Foods Corp.
4.80%,  03/30/27 ................. 495 498,888
1.70%,  06/03/28 ................. 777 703,518
1.80%,  06/11/30 ................. 845 721,603
3.05%,  06/03/51 ................. 1,026 698,471
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40%,  06/09/31 ................. 1,200 1,069,911

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
3.54%,  04/27/32 ................. USD 400 $ 355,228
4.75%,  06/09/51 ................. 600 501,281
4.81%,  04/27/52 ................. 400 335,890
Ingredion, Inc.
3.20%,  10/01/26 ................. 512 497,355
2.90%,  06/01/30 ................. 899 810,734
3.90%,  06/01/50 ................. 450 337,613
IOI Investment L Bhd., 3.38%,  11/02/31
(e)
... 200 174,829
J M Smucker Co. (The)
3.38%,  12/15/27 ................. 952 916,972
5.90%,  11/15/28 ................. 1,190 1,241,284
2.38%,  03/15/30 ................. 480 424,266
2.13%,  03/15/32
(d)
................ 685 562,026
6.20%,  11/15/33
(d)
................ 1,110 1,183,850
4.25%,  03/15/35 ................. 570 523,512
2.75%,  09/15/41 ................. 75 51,305
6.50%,  11/15/43 ................. 640 692,100
4.38%,  03/15/45 ................. 849 715,680
3.55%,  03/15/50 ................. 940 672,641
6.50%,  11/15/53 ................. 730 802,408
JBS USA Holding Lux SARL
2.50%,  01/15/27 ................. 710 673,187
5.13%,  02/01/28 ................. 1,400 1,396,592
3.00%,  02/02/29 ................. 255 233,614
5.50%,  01/15/30 ................. 1,617 1,612,274
3.75%,  12/01/31 ................. 768 685,863
3.63%,  01/15/32 ................. 1,146 1,011,501
3.00%,  05/15/32 ................. 500 420,399
5.75%,  04/01/33 ................. 1,529 1,541,424
6.75%,  03/15/34
(c)
................ 1,416 1,519,947
4.38%,  02/02/52 ................. 1,155 883,211
6.50%,  12/01/52 ................. 1,485 1,524,036
7.25%,  11/15/53
(c)
................ 915 1,025,605
JDE Peet's NV
(c)
1.38%,  01/15/27 ................. 810 750,248
2.25%,  09/24/31 ................. 880 717,420
Kellanova
3.25%,  04/01/26 ................. 943 923,998
3.40%,  11/15/27 ................. 1,165 1,123,725
4.30%,  05/15/28 ................. 725 716,768
2.10%,  06/01/30 ................. 830 723,308
Series B, 7.45%,  04/01/31 ........... 782 883,908
5.25%,  03/01/33 ................. 310 313,900
4.50%,  04/01/46 ................. 565 492,467
5.75%,  05/16/54 ................. 325 336,373
Kraft Heinz Foods Co.
3.00%,  06/01/26 ................. 1,514 1,473,851
3.88%,  05/15/27 ................. 1,330 1,304,109
4.63%,  01/30/29 ................. 397 396,519
3.75%,  04/01/30 ................. 925 880,063
4.25%,  03/01/31 ................. 747 724,054
6.75%,  03/15/32 ................. 475 522,336
5.00%,  07/15/35 ................. 970 958,491
6.88%,  01/26/39 ................. 805 905,522
7.13%,  08/01/39
(c)
................ 900 1,024,288
4.63%,  10/01/39 ................. 490 445,293
6.50%,  02/09/40 ................. 505 551,839
5.00%,  06/04/42 ................. 1,430 1,325,532
5.20%,  07/15/45 ................. 1,410 1,322,520
4.38%,  06/01/46 ................. 2,827 2,369,130
4.88%,  10/01/49 ................. 1,355 1,208,050
5.50%,  06/01/50 ................. 690 674,944
Lamb Weston Holdings, Inc.
(c)
4.88%,  05/15/28 ................. 495 484,739
4.13%,  01/31/30 ................. 980 909,851
Security
Par (000)
Par (000) Value
Food Products (continued)
4.38%,  01/31/32 ................. USD 724 $ 662,843
Land O'Lakes Capital Trust I,
7.45%,  03/15/28
(c)(d)
............... 225 221,255
MARB BondCo plc, 3.95%,  01/29/31
(e)
..... 1,000 864,953
Mars, Inc.
(c)
0.88%,  07/16/26 ................. 1,127 1,057,281
4.55%,  04/20/28 ................. 860 855,342
3.20%,  04/01/30 ................. 914 846,190
4.65%,  04/20/31 ................. 995 984,305
1.63%,  07/16/32 ................. 635 507,036
4.75%,  04/20/33 ................. 950 933,440
3.60%,  04/01/34 ................. 1,047 939,084
3.88%,  04/01/39 ................. 520 446,532
2.38%,  07/16/40 ................. 905 619,175
3.95%,  04/01/44 ................. 290 234,937
3.95%,  04/01/49 ................. 1,025 817,116
2.45%,  07/16/50 ................. 385 225,168
4.13%,  04/01/54 ................. 605 486,586
4.20%,  04/01/59 ................. 562 450,806
McCormick & Co., Inc.
0.90%,  02/15/26 ................. 880 837,764
3.40%,  08/15/27 ................. 1,243 1,203,129
2.50%,  04/15/30 ................. 635 562,595
1.85%,  02/15/31 ................. 442 369,384
4.95%,  04/15/33 ................. 505 501,631
4.70%,  10/15/34 ................. 350 336,356
4.20%,  08/15/47 ................. 455 381,297
Mead Johnson Nutrition Co.
4.13%,  11/15/25 ................. 1,314 1,307,679
5.90%,  11/01/39 ................. 298 311,724
4.60%,  06/01/44 ................. 465 410,281
MHP Lux SA, 6.95%,  04/03/26
(e)
........ 400 358,505
Minerva Luxembourg SA
(e)
4.38%,  03/18/31 ................. 1,200 1,014,029
8.88%,  09/13/33
(d)
................ 1,000 1,045,376
Mondelez International Holdings Netherlands
BV, 1.25%,  09/24/26
(c)
............. 343 321,364
Mondelez International, Inc.
2.63%,  03/17/27 ................. 585 559,410
4.13%,  05/07/28 ................. 410 403,229
4.75%,  02/20/29 ................. 565 566,491
2.75%,  04/13/30 ................. 1,113 1,005,016
1.50%,  02/04/31 ................. 815 672,130
3.00%,  03/17/32 ................. 80 70,659
1.88%,  10/15/32
(d)
................ 873 707,801
4.75%,  08/28/34
(d)
................ 650 630,294
2.63%,  09/04/50 ................. 1,098 670,873
NBM US Holdings, Inc., 7.00%,  05/14/26
(e)
.. 800 805,793
Nestle Capital Corp.
(c)
4.65%,  03/12/29
(d)
................ 460 460,851
4.75%,  03/12/31 ................. 250 250,195
4.88%,  03/12/34 ................. 45 44,776
5.10%,  03/12/54 ................. 15 14,735
Nestle Holdings, Inc.
0.63%,  01/15/26
(c)
................ 630 601,638
5.25%,  03/13/26
(c)
................ 575 581,323
1.13%,  07/13/26
(e)
................ 220 207,502
1.15%,  01/14/27
(c)(d)
............... 1,105 1,027,038
1.00%,  09/15/27
(c)
................ 870 789,554
4.13%,  10/01/27
(c)(d)
............... 805 799,704
5.00%,  03/14/28
(c)
................ 1,040 1,054,038
5.00%,  09/12/28
(c)(d)
............... 486 492,803
1.50%,  09/14/28
(c)
................ 930 831,848
3.63%,  09/24/28
(c)
................ 1,235 1,194,022
4.25%,  10/01/29
(c)
................ 935 919,270

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.95%,  03/14/30
(c)
................ USD 1,140 $ 1,157,023
5.00%,  09/12/30
(c)(d)
............... 860 877,020
1.25%,  09/15/30
(c)
................ 870 718,827
1.88%,  09/14/31
(c)
................ 845 703,376
4.30%,  10/01/32
(c)(d)
............... 1,030 1,001,711
4.85%,  03/14/33
(c)
................ 545 547,275
5.00%,  09/12/33
(c)
................ 1,550 1,569,757
3.90%,  09/24/38
(c)
................ 1,590 1,408,047
2.50%,  09/14/41
(c)
................ 490 341,701
4.00%,  09/24/48
(c)
................ 1,310 1,088,746
2.63%,  09/14/51
(c)(d)
............... 1,600 1,005,721
4.70%,  01/15/53
(c)
................ 1,060 974,423
Pilgrim's Pride Corp.
4.25%,  04/15/31 ................. 1,408 1,307,772
3.50%,  03/01/32 ................. 1,285 1,125,175
6.25%,  07/01/33 ................. 1,285 1,331,646
6.88%,  05/15/34 ................. 1,060 1,150,043
Post Holdings, Inc.
(c)
5.63%,  01/15/28 ................. 318 320,794
5.50%,  12/15/29 ................. 1,340 1,307,011
4.63%,  04/15/30 ................. 1,305 1,220,278
4.50%,  09/15/31 ................. 990 901,578
6.25%,  02/15/32 ................. 975 987,138
6.38%,  03/01/33 ................. 1,250 1,237,773
6.25%,  10/15/34 ................. 610 602,997
Sigma Finance Netherlands BV,
4.88%,  03/27/28
(e)
............... 400 397,642
Sigma Holdco BV, 7.88%,  05/15/26
(c)(d)
.... 305 302,277
Simmons Foods, Inc., 4.63%,  03/01/29
(c)
... 850 788,302
Smithfield Foods, Inc.
(c)
4.25%,  02/01/27 ................. 1,516 1,481,441
5.20%,  04/01/29 ................. 399 390,893
3.00%,  10/15/30 ................. 978 847,810
2.63%,  09/13/31 ................. 1,000 824,537
TreeHouse Foods, Inc., 4.00%,  09/01/28 ... 440 399,371
Tyson Foods, Inc.
4.00%,  03/01/26 ................. 680 672,565
3.55%,  06/02/27 ................. 1,099 1,066,539
4.35%,  03/01/29 ................. 1,038 1,011,871
5.40%,  03/15/29 ................. 1,130 1,148,961
5.70%,  03/15/34 ................. 515 525,383
4.88%,  08/15/34 ................. 999 963,026
5.15%,  08/15/44 ................. 740 681,872
4.55%,  06/02/47 ................. 1,032 864,061
5.10%,  09/28/48 ................. 1,196 1,086,602
Ulker Biskuvi Sanayi A/S, 7.88%,  07/08/31
(e)
. 600 613,638
Unilever Capital Corp.
2.00%,  07/28/26 ................. 838 805,425
2.90%,  05/05/27 ................. 900 868,072
4.25%,  08/12/27 ................. 315 313,829
3.50%,  03/22/28 ................. 1,250 1,211,694
4.88%,  09/08/28 ................. 760 769,621
2.13%,  09/06/29 ................. 915 817,295
1.38%,  09/14/30 ................. 685 570,945
1.75%,  08/12/31 ................. 600 500,582
5.90%,  11/15/32 ................. 1,104 1,186,033
5.00%,  12/08/33 ................. 1,400 1,418,022
4.63%,  08/12/34 ................. 1,080 1,059,807
2.63%,  08/12/51 ................. 1,210 775,033
Viking Baked Goods Acquisition Corp.,
8.63%,  11/01/31
(c)
................ 400 398,645
Viterra Finance BV
(c)
2.00%,  04/21/26 ................. 635 604,044
4.90%,  04/21/27 ................. 335 332,918
3.20%,  04/21/31 ................. 831 733,992
Security
Par (000)
Par (000) Value
Food Products (continued)
5.25%,  04/21/32 ................. USD 335 $ 329,417
Yili Holding Investment Ltd., 1.63%,  11/19/25
(e)
200 192,835
197,092,180
Gas Utilities — 0.2%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%,  10/15/54
(c)(g)
............... 1,000 1,005,452
AmeriGas Partners LP
5.88%,  08/20/26 ................. 740 724,669
5.75%,  05/20/27 ................. 510 491,742
9.38%,  06/01/28
(c)
................ 500 514,391
Atmos Energy Corp.
3.00%,  06/15/27 ................. 330 317,312
2.63%,  09/15/29 ................. 1,105 1,010,723
1.50%,  01/15/31 ................. 1,160 961,323
5.45%,  10/15/32 ................. 5 5,197
5.90%,  11/15/33 ................. 605 644,046
5.50%,  06/15/41 ................. 178 179,402
4.15%,  01/15/43 ................. 308 262,814
4.13%,  10/15/44 ................. 983 825,855
4.30%,  10/01/48 ................. 813 693,175
4.13%,  03/15/49 ................. 705 577,539
3.38%,  09/15/49 ................. 711 516,292
2.85%,  02/15/52 ................. 545 347,138
5.75%,  10/15/52 ................. 410 427,798
6.20%,  11/15/53 ................. 405 447,962
5.00%,  12/15/54 ................. 470 438,762
Boston Gas Co.
(c)
3.15%,  08/01/27 ................. 1,040 989,336
3.00%,  08/01/29 ................. 595 541,264
3.76%,  03/16/32 ................. 285 255,322
4.49%,  02/15/42 ................. 389 326,233
6.12%,  07/20/53 ................. 475 479,975
Brooklyn Union Gas Co. (The)
(c)
3.41%,  03/10/26 ................. 485 474,674
4.63%,  08/05/27 ................. 545 538,856
3.87%,  03/04/29 ................. 585 556,011
4.87%,  08/05/32 ................. 345 331,870
6.39%,  09/15/33 ................. 730 771,204
4.50%,  03/10/46 ................. 323 264,148
4.27%,  03/15/48 ................. 885 693,020
4.49%,  03/04/49 ................. 401 323,254
6.42%,  07/18/54 ................. 520 545,718
CenterPoint Energy Resources Corp.
5.25%,  03/01/28 ................. 1,075 1,092,315
4.00%,  04/01/28 ................. 295 287,723
1.75%,  10/01/30 ................. 735 617,845
4.40%,  07/01/32 ................. 285 275,341
5.40%,  03/01/33 ................. 650 663,364
5.40%,  07/01/34 ................. 55 55,610
5.85%,  01/15/41 ................. 280 286,624
4.10%,  09/01/47 ................. 471 375,137
East Ohio Gas Co. (The)
(c)
2.00%,  06/15/30 ................. 1,405 1,199,131
3.00%,  06/15/50 ................. 815 515,430
ENN Clean Energy International Investment
Ltd., 3.38%,  05/12/26
(d)(e)
........... 600 583,725
ENN Energy Holdings Ltd.
(e)
4.63%,  05/17/27 ................. 800 793,521
2.63%,  09/17/30 ................. 600 529,758
Ferrellgas LP
(c)
5.38%,  04/01/26 ................. 585 581,007
5.88%,  04/01/29 ................. 765 714,275

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Infraestructura Energetica Nova SAPI de CV
(e)
4.88%,  01/14/48 ................. USD 410 $ 316,816
4.75%,  01/15/51 ................. 800 596,274
KeySpan Gas East Corp.
(c)
2.74%,  08/15/26 ................. 355 341,616
5.99%,  03/06/33 ................. 635 652,097
5.82%,  04/01/41 ................. 470 464,995
3.59%,  01/18/52 ................. 735 497,993
Korea Gas Corp., 3.50%,  07/02/26
(e)
...... 600 588,082
Nakilat, Inc., 6.07%,  12/31/33
(c)
......... 722 765,010
National Fuel Gas Co.
5.50%,  01/15/26 ................. 521 523,540
5.50%,  10/01/26 ................. 491 496,836
3.95%,  09/15/27 ................. 482 468,771
4.75%,  09/01/28 ................. 260 255,989
2.95%,  03/01/31 ................. 400 346,204
ONE Gas, Inc.
5.10%,  04/01/29 ................. 395 401,606
2.00%,  05/15/30 ................. 215 186,803
4.25%,  09/01/32 ................. 265 254,708
4.66%,  02/01/44 ................. 315 281,833
4.50%,  11/01/48 ................. 400 343,865
Piedmont Natural Gas Co., Inc.
3.50%,  06/01/29 ................. 554 525,042
2.50%,  03/15/31 ................. 325 279,489
5.40%,  06/15/33 ................. 335 340,627
5.10%,  02/15/35 ................. 275 269,782
4.65%,  08/01/43 ................. 110 97,905
3.64%,  11/01/46 ................. 324 238,903
3.35%,  06/01/50 ................. 777 536,024
5.05%,  05/15/52 ................. 377 343,085
Promigas SA ESP, 3.75%,  10/16/29
(e)
..... 400 364,305
SGSP Australia Assets Pty. Ltd.
(e)
3.25%,  07/29/26 ................. 700 680,441
3.50%,  07/07/27 ................. 200 192,780
South Jersey Industries, Inc., 5.02%,  04/15/31 285 235,201
Southern California Gas Co.
Series TT, 2.60%,  06/15/26 .......... 690 668,782
2.95%,  04/15/27 ................. 585 562,879
Series XX, 2.55%,  02/01/30 .......... 655 587,531
5.20%,  06/01/33 ................. 385 390,316
5.05%,  09/01/34 ................. 525 523,525
5.13%,  11/15/40 ................. 335 324,436
3.75%,  09/15/42 ................. 428 343,387
Series UU, 4.13%,  06/01/48 .......... 560 455,235
Series VV, 4.30%,  01/15/49 .......... 528 442,398
Series WW, 3.95%,  02/15/50 ......... 253 198,139
6.35%,  11/15/52 ................. 590 658,415
5.75%,  06/01/53 ................. 595 611,754
5.60%,  04/01/54 ................. 600 606,400
Southern Natural Gas Co. LLC,
4.80%,  03/15/47
(c)
............... 652 552,654
Southwest Gas Corp.
5.80%,  12/01/27 ................. 420 430,119
5.45%,  03/23/28 ................. 775 785,941
3.70%,  04/01/28 ................. 370 355,084
2.20%,  06/15/30 ................. 362 311,637
4.05%,  03/15/32 ................. 400 371,110
3.80%,  09/29/46 ................. 225 169,312
4.15%,  06/01/49 ................. 238 186,305
3.18%,  08/15/51 ................. 705 453,173
Spire Missouri, Inc.
4.80%,  02/15/33 ................. 105 103,715
Series 2034, 5.15%,  08/15/34 ......... 845 850,673
3.30%,  06/01/51 ................. 65 44,695
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Spire, Inc., 5.30%,  03/01/26 ........... USD 125 $ 125,696
Suburban Propane Partners LP
5.88%,  03/01/27 ................. 365 363,927
5.00%,  06/01/31
(c)
................ 610 559,972
Superior Plus LP, 4.50%,  03/15/29
(c)
...... 605 558,151
Talent Yield International Ltd.
(e)
2.00%,  05/06/26 ................. 400 382,645
3.13%,  05/06/31 ................. 600 537,704
Washington Gas Light Co.
Series K, 3.80%,  09/15/46 ........... 407 315,756
3.65%,  09/15/49 ................. 743 551,243
52,322,614
Ground Transportation — 0.5%
AerCap Global Aviation Trust, (3-mo. CME Term
SOFR + 4.56%), 6.50%,  06/15/45
(c)(g)
.... 1 737
Albion Financing 1 SARL, 6.13%,  10/15/26
(c)
. 556 556,643
Albion Financing 2 SARL, 8.75%,  04/15/27
(c)
. 400 408,713
Ashtead Capital, Inc.
(c)
1.50%,  08/12/26 ................. 906 853,280
4.38%,  08/15/27 ................. 1,860 1,832,881
4.00%,  05/01/28 ................. 630 607,671
4.25%,  11/01/29 ................. 1,305 1,245,519
2.45%,  08/12/31 ................. 745 619,755
5.50%,  08/11/32 ................. 345 343,550
5.55%,  05/30/33 ................. 650 646,815
5.95%,  10/15/33 ................. 300 306,785
5.80%,  04/15/34 ................. 750 759,381
Avis Budget Car Rental LLC
(c)
5.75%,  07/15/27 ................. 780 763,914
4.75%,  04/01/28
(d)
................ 460 431,931
5.38%,  03/01/29 ................. 650 605,257
8.25%,  01/15/30 ................. 700 714,648
8.00%,  02/15/31
(d)
................ 500 510,897
BNSF Funding Trust I, (3-mo. LIBOR USD +
2.35%), 6.61%,  12/15/55
(d)(g)
......... 275 277,561
Brightline East LLC, 11.00%,  01/31/30
(c)(d)
... 1,350 1,218,497
Burlington Northern Santa Fe LLC
7.00%,  12/15/25 ................. 540 553,770
3.25%,  06/15/27 ................. 1,006 977,810
6.20%,  08/15/36 ................. 273 298,661
6.15%,  05/01/37 ................. 785 858,371
5.75%,  05/01/40 ................. 735 771,069
5.05%,  03/01/41 ................. 523 507,339
5.40%,  06/01/41 ................. 530 532,953
4.95%,  09/15/41 ................. 290 276,472
4.40%,  03/15/42 ................. 500 446,847
4.38%,  09/01/42 ................. 510 453,627
4.45%,  03/15/43 ................. 745 666,134
5.15%,  09/01/43 ................. 570 562,215
4.90%,  04/01/44 ................. 840 790,513
4.55%,  09/01/44 ................. 753 676,717
4.15%,  04/01/45 ................. 990 838,406
4.70%,  09/01/45 ................. 616 560,419
3.90%,  08/01/46 ................. 842 680,282
4.13%,  06/15/47 ................. 723 604,559
4.05%,  06/15/48 ................. 816 675,822
4.15%,  12/15/48 ................. 658 549,492
3.55%,  02/15/50 ................. 888 670,074
3.05%,  02/15/51 ................. 595 404,684
3.30%,  09/15/51 ................. 1,225 873,320
2.88%,  06/15/52 ................. 475 307,933
4.45%,  01/15/53 ................. 855 747,532
5.20%,  04/15/54 ................. 1,670 1,638,956
5.50%,  03/15/55 ................. 1,265 1,290,645

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Canadian National Railway Co.
2.75%,  03/01/26 ................. USD 515 $ 502,985
6.90%,  07/15/28 ................. 373 402,717
3.85%,  08/05/32 ................. 645 603,606
5.85%,  11/01/33 ................. 130 138,819
6.25%,  08/01/34 ................. 421 463,174
4.38%,  09/18/34 ................. 475 454,636
6.20%,  06/01/36 ................. 300 328,528
6.38%,  11/15/37 ................. 380 423,415
3.20%,  08/02/46 ................. 578 420,956
3.65%,  02/03/48 ................. 744 581,448
4.45%,  01/20/49 ................. 637 562,140
2.45%,  05/01/50 ................. 1,055 643,078
4.40%,  08/05/52 ................. 845 738,944
6.13%,  11/01/53 ................. 100 112,999
Canadian Pacific Railway Co.
1.75%,  12/02/26 ................. 740 698,320
4.00%,  06/01/28 ................. 580 567,272
2.88%,  11/15/29 ................. 698 637,889
2.05%,  03/05/30 ................. 825 719,100
7.13%,  10/15/31 ................. 453 510,477
2.45%,  12/02/31 ................. 1,350 1,163,450
4.80%,  09/15/35 ................. 490 476,595
5.95%,  05/15/37 ................. 850 892,154
3.00%,  12/02/41 ................. 967 718,164
4.30%,  05/15/43 ................. 333 287,951
4.80%,  08/01/45 ................. 462 420,279
4.95%,  08/15/45 ................. 550 509,942
4.70%,  05/01/48 ................. 460 412,183
3.50%,  05/01/50 ................. 780 574,979
3.10%,  12/02/51 ................. 1,610 1,089,529
4.20%,  11/15/69 ................. 359 275,576
6.13%,  09/15/2115 ................ 853 888,051
Carriage Purchaser, Inc., 7.88%,  10/15/29
(c)
. 305 286,178
Central Japan Railway Co., 4.25%,  11/24/45
(c)(d)
487 416,450
CSX Corp.
3.35%,  11/01/25 ................. 515 509,060
2.60%,  11/01/26 ................. 595 573,888
3.25%,  06/01/27 ................. 934 906,035
3.80%,  03/01/28 ................. 922 899,887
4.25%,  03/15/29 ................. 1,323 1,304,195
2.40%,  02/15/30 ................. 562 501,030
4.10%,  11/15/32 ................. 1,095 1,041,798
5.20%,  11/15/33 ................. 730 744,559
6.00%,  10/01/36 ................. 600 643,076
6.15%,  05/01/37 ................. 622 673,917
6.22%,  04/30/40 ................. 670 731,719
5.50%,  04/15/41 ................. 220 223,269
4.75%,  05/30/42 ................. 569 526,540
4.40%,  03/01/43 ................. 348 308,124
4.10%,  03/15/44 ................. 825 695,866
3.80%,  11/01/46 ................. 833 658,160
4.30%,  03/01/48 ................. 1,071 912,257
4.75%,  11/15/48 ................. 763 693,958
4.50%,  03/15/49 ................. 382 335,674
3.35%,  09/15/49 ................. 883 636,532
3.80%,  04/15/50 ................. 365 286,136
3.95%,  05/01/50 ................. 565 455,379
2.50%,  05/15/51 ................. 615 372,908
4.50%,  11/15/52 ................. 953 833,675
4.50%,  08/01/54 ................. 290 253,185
4.90%,  03/15/55 ................. 190 175,982
4.25%,  11/01/66 ................. 650 514,262
4.65%,  03/01/68 ................. 362 307,860
DAE Funding LLC, 3.38%,  03/20/28
(e)
..... 600 565,817
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Dcli Bidco LLC, 7.75%,  11/15/29
(c)
....... USD 495 $ 503,450
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65%,  05/07/30 ................. 400 370,684
5.00%,  01/25/47 ................. 400 359,015
4.70%,  05/07/50 ................. 1,000 841,343
3.69%,  09/13/61 ................. 600 408,469
ENA Master Trust, 4.00%,  05/19/48
(e)
..... 400 302,489
ERAC USA Finance LLC
(c)
3.80%,  11/01/25 ................. 885 878,177
3.30%,  12/01/26 ................. 1,278 1,243,817
4.60%,  05/01/28 ................. 840 837,704
5.00%,  02/15/29 ................. 675 681,646
4.90%,  05/01/33 ................. 960 950,028
6.70%,  06/01/34 ................. 210 234,768
5.20%,  10/30/34 ................. 545 548,960
7.00%,  10/15/37 ................. 860 992,268
5.63%,  03/15/42 ................. 629 641,997
4.50%,  02/15/45 ................. 656 579,572
4.20%,  11/01/46 ................. 795 666,629
5.40%,  05/01/53
(d)
................ 1,130 1,129,390
FedEx Corp. Pass-Through Trust, Series 2020-
1, Class AA, 1.88%,  02/20/34 ........ 664 560,292
First Student Bidco, Inc., 4.00%,  07/31/29
(c)
. 811 746,892
Genesee & Wyoming, Inc., 6.25%,  04/15/32
(c)
625 630,567
Georgian Railway JSC, 4.00%,  06/17/28
(e)
.. 600 529,889
GN Bondco LLC, 9.50%,  10/15/31
(c)(d)
..... 715 759,450
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%,  09/17/30
(e)
............... 200 170,999
Hertz Corp. (The)
(c)
4.63%,  12/01/26 ................. 492 371,437
12.63%,  07/15/29
(d)
............... 765 811,000
5.00%,  12/01/29
(d)
................ 995 644,345
JB Hunt Transport Services, Inc.,
3.88%,  03/01/26 ................ 1,335 1,319,111
Lima Metro Line 2 Finance Ltd.
(e)
5.88%,  07/05/34 ................. 455 452,835
4.35%,  04/05/36
(d)
................ 657 600,903
Movida Europe SA, 7.85%,  04/11/29
(e)
..... 400 378,671
MTR Corp. CI Ltd., 2.50%,  11/02/26
(e)
..... 510 491,643
NAC Aviation 29 DAC, 4.75%,  06/30/26 .... 472 450,399
NESCO Holdings II, Inc., 5.50%,  04/15/29
(c)
. 925 860,833
Norfolk Southern Corp.
2.90%,  06/15/26 ................. 604 587,863
7.80%,  05/15/27 ................. 470 505,298
3.15%,  06/01/27 ................. 500 482,386
3.80%,  08/01/28 ................. 733 713,906
2.55%,  11/01/29 ................. 410 370,801
5.05%,  08/01/30 ................. 594 602,338
2.30%,  05/15/31 ................. 637 548,495
3.00%,  03/15/32 ................. 535 472,358
4.45%,  03/01/33 ................. 515 498,032
5.55%,  03/15/34 ................. 545 564,857
4.84%,  10/01/41 ................. 555 518,954
3.95%,  10/01/42 ................. 390 323,284
4.45%,  06/15/45 ................. 455 396,586
4.65%,  01/15/46 ................. 521 463,966
3.94%,  11/01/47 ................. 753 598,615
4.15%,  02/28/48 ................. 705 583,138
4.10%,  05/15/49 ................. 423 342,966
3.40%,  11/01/49 ................. 475 342,262
3.05%,  05/15/50 ................. 989 661,471
2.90%,  08/25/51 ................. 530 339,716
4.05%,  08/15/52 ................. 763 607,771
3.70%,  03/15/53 ................. 560 418,094

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.55%,  06/01/53 ................. USD 820 $ 708,582
5.35%,  08/01/54 ................. 1,170 1,149,964
3.16%,  05/15/55 ................. 992 650,649
5.95%,  03/15/64 ................. 590 624,110
5.10%,  08/01/2118 ................ 320 280,231
4.10%,  05/15/2121 ................ 545 391,056
Pacific National Finance Pty. Ltd.,
4.75%,  03/22/28
(e)
............... 400 384,727
Penske Truck Leasing Co. LP
(c)
1.20%,  11/15/25 ................. 898 864,404
4.45%,  01/29/26 ................. 578 573,752
5.75%,  05/24/26 ................. 371 375,096
1.70%,  06/15/26 ................. 930 883,522
3.40%,  11/15/26 ................. 797 774,469
5.35%,  01/12/27 ................. 1,085 1,094,659
4.20%,  04/01/27 ................. 385 378,597
4.40%,  07/01/27 ................. 755 745,395
5.88%,  11/15/27 ................. 230 236,541
5.70%,  02/01/28 ................. 1,505 1,536,525
5.55%,  05/01/28 ................. 995 1,013,991
6.05%,  08/01/28 ................. 1,030 1,065,036
5.35%,  03/30/29 ................. 275 278,248
5.25%,  07/01/29 ................. 875 882,838
3.35%,  11/01/29 ................. 216 199,606
6.20%,  06/15/30 ................. 400 421,950
Rumo Luxembourg SARL
(e)
5.25%,  01/10/28
(d)
................ 600 586,506
4.20%,  01/18/32 ................. 600 521,672
RXO, Inc., 7.50%,  11/15/27
(c)(d)
......... 355 368,613
Ryder System, Inc.
1.75%,  09/01/26 ................. 585 553,714
2.90%,  12/01/26 ................. 713 687,357
2.85%,  03/01/27 ................. 190 181,830
5.30%,  03/15/27 ................. 345 348,912
4.30%,  06/15/27 ................. 480 474,079
5.65%,  03/01/28 ................. 450 461,513
5.25%,  06/01/28 ................. 530 536,552
6.30%,  12/01/28 ................. 655 689,755
5.38%,  03/15/29 ................. 380 386,259
5.50%,  06/01/29 ................. 150 153,172
4.95%,  09/01/29 ................. 160 159,786
4.90%,  12/01/29 ................. 135 134,700
6.60%,  12/01/33 ................. 450 488,857
Sats Treasury Pte. Ltd., 4.83%,  01/23/29
(e)
.. 400 398,644
SF Holding Investment 2021 Ltd.
(e)
2.38%,  11/17/26 ................. 600 570,983
3.00%,  11/17/28 ................. 200 186,238
3.13%,  11/17/31 ................. 800 713,851
SF Holding Investment Ltd., 2.88%,  02/20/30
(e)
1,000 904,546
Simpar Europe SA, 5.20%,  01/26/31
(d)(e)
.... 600 494,263
SMBC Aviation Capital Finance DAC
(c)
1.90%,  10/15/26
(d)
................ 1,035 975,391
5.45%,  05/03/28 ................. 425 429,556
2.30%,  06/15/28
(d)
................ 420 381,031
5.30%,  04/03/29 ................. 705 709,709
5.70%,  07/25/33 ................. 1,040 1,062,924
5.55%,  04/03/34 ................. 1,225 1,232,961
Transnet SOC Ltd., 8.25%,  02/06/28
(e)
..... 1,000 1,017,163
Triton Container International Ltd.
2.05%,  04/15/26
(c)
................ 265 252,815
3.15%,  06/15/31
(c)
................ 1,060 904,434
3.25%,  03/15/32 ................. 765 649,348
Uber Technologies, Inc.
8.00%,  11/01/26
(c)
................ 1,332 1,332,000
7.50%,  09/15/27
(c)
................ 601 612,606
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
6.25%,  01/15/28
(c)
................ USD 540 $ 545,349
4.50%,  08/15/29
(c)(d)
............... 1,927 1,875,510
4.30%,  01/15/30 ................. 1,115 1,084,733
4.80%,  09/15/34 ................. 1,400 1,356,269
5.35%,  09/15/54 ................. 1,100 1,045,822
Ukraine Railways, 8.25%,  07/09/26
(e)(f)
..... 800 682,004
Union Pacific Corp.
4.75%,  02/21/26 ................. 1,340 1,343,485
2.75%,  03/01/26 ................. 593 579,260
2.15%,  02/05/27 ................. 1,083 1,030,594
3.00%,  04/15/27 ................. 505 487,775
3.95%,  09/10/28 ................. 1,340 1,311,748
6.63%,  02/01/29 ................. 1,010 1,088,894
3.70%,  03/01/29 ................. 1,074 1,038,151
2.40%,  02/05/30 ................. 807 721,687
2.38%,  05/20/31 ................. 1,070 932,739
2.80%,  02/14/32 ................. 1,140 1,004,704
4.50%,  01/20/33 ................. 680 665,620
3.38%,  02/01/35
(d)
................ 815 715,713
2.89%,  04/06/36 ................. 545 447,091
3.60%,  09/15/37 ................. 828 709,417
3.55%,  08/15/39 ................. 475 394,368
3.20%,  05/20/41 ................. 622 479,610
3.38%,  02/14/42 ................. 520 407,401
4.05%,  11/15/45
(d)
................ 515 426,993
4.05%,  03/01/46 ................. 220 182,595
3.35%,  08/15/46 ................. 775 571,206
4.00%,  04/15/47 ................. 665 541,728
4.50%,  09/10/48 ................. 457 403,831
4.30%,  03/01/49 ................. 640 547,507
3.25%,  02/05/50 ................. 1,801 1,283,842
3.80%,  10/01/51 ................. 1,055 822,960
2.95%,  03/10/52 ................. 885 587,098
4.95%,  09/09/52 ................. 605 575,516
3.50%,  02/14/53 ................. 1,106 814,017
4.95%,  05/15/53 ................. 505 479,578
3.88%,  02/01/55 ................. 491 382,758
3.95%,  08/15/59 ................. 620 476,897
3.84%,  03/20/60 ................. 1,845 1,383,480
3.55%,  05/20/61 ................. 305 214,954
2.97%,  09/16/62 ................. 1,179 715,540
5.15%,  01/20/63 ................. 450 428,589
4.10%,  09/15/67 ................. 554 427,021
3.75%,  02/05/70 ................. 948 672,767
3.80%,  04/06/71 ................. 389 279,550
3.85%,  02/14/72 ................. 390 284,435
Vortex Opco LLC
(c)
8.00%,  04/30/30 ................. 149 55,568
(3-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.84%,  04/30/30
(g)
........ 60 59,860
Watco Cos. LLC, 7.13%,  08/01/32
(c)
...... 660 681,138
Xin Yue Co. Ltd., 2.36%,  01/25/27
(e)
...... 200 187,825
XPO CNW, Inc., 6.70%,  05/01/34 ........ 300 314,335
XPO, Inc.
(c)
6.25%,  06/01/28 ................. 875 888,330
7.13%,  06/01/31 ................. 437 452,057
7.13%,  02/01/32 ................. 585 607,211
169,791,436
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%,  11/30/26 ................. 2,748 2,717,850
1.15%,  01/30/28 ................. 1,363 1,231,863
1.40%,  06/30/30 ................. 663 563,350
4.75%,  11/30/36 ................. 976 958,423

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
6.15%,  11/30/37 ................. USD 843 $ 932,305
6.00%,  04/01/39 ................. 560 613,177
5.30%,  05/27/40 ................. 738 757,552
4.75%,  04/15/43 ................. 775 744,241
4.90%,  11/30/46 ................. 2,716 2,623,851
Alcon Finance Corp.
(c)
2.75%,  09/23/26 ................. 1,633 1,572,779
3.00%,  09/23/29 ................. 1,230 1,136,703
2.60%,  05/27/30 ................. 1,245 1,107,457
5.38%,  12/06/32 ................. 1,255 1,276,590
3.80%,  09/23/49 ................. 660 508,845
5.75%,  12/06/52 ................. 520 537,703
Avantor Funding, Inc.
(c)
4.63%,  07/15/28 ................. 1,551 1,499,257
3.88%,  11/01/29 ................. 727 670,540
Bausch + Lomb Corp., 8.38%,  10/01/28
(c)
... 1,376 1,445,888
Baxter International, Inc.
2.60%,  08/15/26 ................. 730 702,720
1.92%,  02/01/27 ................. 1,800 1,689,409
2.27%,  12/01/28 ................. 1,090 980,854
3.95%,  04/01/30 ................. 625 595,077
1.73%,  04/01/31 ................. 550 450,933
2.54%,  02/01/32
(d)
................ 1,120 941,583
3.50%,  08/15/46 ................. 521 371,881
3.13%,  12/01/51 ................. 810 521,448
Becton Dickinson & Co.
3.70%,  06/06/27 ................. 2,026 1,978,129
4.69%,  02/13/28 ................. 1,175 1,174,301
4.87%,  02/08/29 ................. 150 150,171
5.08%,  06/07/29 ................. 550 556,190
2.82%,  05/20/30 ................. 1,275 1,145,643
1.96%,  02/11/31 ................. 1,305 1,094,852
4.30%,  08/22/32 ................. 580 551,997
5.11%,  02/08/34 ................. 175 174,158
4.69%,  12/15/44 ................. 674 600,553
4.67%,  06/06/47 ................. 1,715 1,506,625
3.79%,  05/20/50 ................. 1,220 932,148
Boston Scientific Corp.
4.00%,  03/01/28 ................. 901 881,300
2.65%,  06/01/30 ................. 1,425 1,277,654
6.50%,  11/15/35 ................. 130 144,306
4.55%,  03/01/39 ................. 766 711,205
7.38%,  01/15/40 ................. 235 279,309
4.70%,  03/01/49
(d)
................ 721 662,475
DENTSPLY SIRONA, Inc., 3.25%,  06/01/30 . 500 447,148
DH Europe Finance II SARL
2.60%,  11/15/29 ................. 1,242 1,127,233
3.25%,  11/15/39 ................. 1,065 846,180
3.40%,  11/15/49 ................. 910 668,060
Edwards Lifesciences Corp., 4.30%,  06/15/28 845 829,904
Embecta Corp.
(c)
5.00%,  02/15/30
(d)
................ 490 444,206
6.75%,  02/15/30 ................. 225 209,948
GE HealthCare Technologies, Inc.
5.60%,  11/15/25 ................. 1,670 1,683,999
5.65%,  11/15/27 ................. 1,808 1,854,482
4.80%,  08/14/29 ................. 1,225 1,222,630
5.86%,  03/15/30 ................. 710 741,628
5.91%,  11/22/32 ................. 1,475 1,557,419
6.38%,  11/22/52 ................. 1,160 1,290,249
Hologic, Inc.
(c)
4.63%,  02/01/28 ................. 366 358,186
3.25%,  02/15/29 ................. 970 890,839
Koninklijke Philips NV
6.88%,  03/11/38 ................. 740 826,176
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
5.00%,  03/15/42 ................. USD 730 $ 673,616
Medline Borrower LP
(c)
3.88%,  04/01/29 ................. 4,830 4,521,139
6.25%,  04/01/29 ................. 1,500 1,527,389
5.25%,  10/01/29 ................. 2,490 2,413,161
Medtronic Global Holdings SCA
4.25%,  03/30/28 ................. 735 730,763
4.50%,  03/30/33 ................. 1,000 975,351
Medtronic, Inc.
4.38%,  03/15/35 ................. 2,038 1,951,751
4.00%,  04/01/43 ................. 5 4,256
4.63%,  03/15/45 ................. 1,835 1,675,009
Neogen Food Safety Corp., 8.63%,  07/20/30
(c)
(d)
.......................... 362 391,950
Olympus Corp., 2.14%,  12/08/26
(c)
....... 323 305,348
Smith & Nephew plc
5.15%,  03/20/27 ................. 60 60,355
2.03%,  10/14/30 ................. 1,105 931,049
5.40%,  03/20/34 ................. 740 742,538
Solventum Corp.
(c)
5.45%,  02/25/27 ................. 335 339,323
5.40%,  03/01/29 ................. 2,015 2,040,506
5.45%,  03/13/31 ................. 690 695,643
5.60%,  03/23/34 ................. 1,645 1,657,822
5.90%,  04/30/54 ................. 1,155 1,157,244
6.00%,  05/15/64 ................. 615 616,312
Sotera Health Holdings LLC, 7.38%,  06/01/31
(c)
755 772,399
STERIS Irish FinCo UnLtd. Co.
2.70%,  03/15/31 ................. 687 595,858
3.75%,  03/15/51 ................. 805 589,112
Stryker Corp.
3.38%,  11/01/25 ................. 641 633,960
3.50%,  03/15/26 ................. 1,122 1,104,879
3.65%,  03/07/28 ................. 781 756,724
4.85%,  12/08/28 ................. 595 598,566
4.25%,  09/11/29 ................. 680 666,506
1.95%,  06/15/30 ................. 1,627 1,398,121
4.63%,  09/11/34 ................. 335 323,486
4.10%,  04/01/43 ................. 334 279,637
4.38%,  05/15/44 ................. 477 412,029
4.63%,  03/15/46 ................. 930 830,663
2.90%,  06/15/50 ................. 236 157,238
Teleflex, Inc.
4.63%,  11/15/27 ................. 500 491,131
4.25%,  06/01/28
(c)
................ 470 450,714
Varex Imaging Corp., 7.88%,  10/15/27
(c)(d)
... 249 253,043
Zimmer Biomet Holdings, Inc.
3.05%,  01/15/26 ................. 989 968,830
5.35%,  12/01/28 ................. 575 586,381
2.60%,  11/24/31 ................. 1,040 891,966
5.20%,  09/15/34 ................. 520 514,437
5.75%,  11/30/39 ................. 285 286,781
4.45%,  08/15/45 ................. 445 379,795
93,324,363
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%,  10/15/29
(c)
...... 497 462,766
Acadia Healthcare Co., Inc.
(c)
5.50%,  07/01/28 ................. 445 431,756
5.00%,  04/15/29 ................. 460 430,952
AdaptHealth LLC
(c)
6.13%,  08/01/28
(d)
................ 410 404,328
4.63%,  08/01/29 ................. 495 449,772
5.13%,  03/01/30
(d)
................ 595 545,608

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
AdventHealth Obligated Group, Series E,
2.80%,  11/15/51 ................. USD 121 $ 78,940
Adventist Health System
5.43%,  03/01/32 ................. 375 373,846
5.76%,  12/01/34 ................. 60 60,590
3.63%,  03/01/49
(d)
................ 504 365,066
Advocate Health & Hospitals Corp.
3.83%,  08/15/28 ................. 507 493,614
Series 2020, 2.21%,  06/15/30 ......... 175 153,564
4.27%,  08/15/48 ................. 670 573,590
3.39%,  10/15/49 ................. 418 310,479
Series 2020, 3.01%,  06/15/50 ......... 337 230,638
Aetna, Inc.
6.63%,  06/15/36 ................. 700 756,785
6.75%,  12/15/37 ................. 300 325,740
4.50%,  05/15/42 ................. 560 472,808
4.13%,  11/15/42 ................. 485 385,542
4.75%,  03/15/44 ................. 403 344,187
3.88%,  08/15/47 ................. 1,014 749,012
AHP Health Partners, Inc., 5.75%,  07/15/29
(c)
300 290,279
AHS Hospital Corp.
5.02%,  07/01/45 ................. 345 332,295
Series 2021, 2.78%,  07/01/51 ......... 408 264,695
Allina Health System
Series 2019, 3.89%,  04/15/49 ......... 591 465,832
Series 2021, 2.90%,  11/15/51 ......... 365 247,246
Ascension Health
Series B, 2.53%,  11/15/29 ........... 712 643,204
Series B, 3.11%,  11/15/39 ........... 184 144,603
3.95%,  11/15/46 ................. 1,125 932,962
4.85%,  11/15/53 ................. 730 691,884
Banner Health
2.34%,  01/01/30 ................. 385 343,503
1.90%,  01/01/31 ................. 805 683,710
2.91%,  01/01/42 ................. 134 98,366
Series 2020, 3.18%,  01/01/50 ......... 305 215,712
2.91%,  01/01/51 ................. 493 329,887
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%,  11/15/71
(d)
....... 5 3,002
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%,  08/15/50 ......... 325 237,738
BayCare Health System, Inc., Series 2020,
3.83%,  11/15/50 ................. 679 543,997
Baylor Scott & White Holdings
Series 2021, 1.78%,  11/15/30 ......... 180 152,261
4.19%,  11/15/45 ................. 271 231,794
3.97%,  11/15/46 ................. 550 456,618
Series 2021, 2.84%,  11/15/50 ......... 938 622,488
Beth Israel Lahey Health, Inc., Series L,
3.08%,  07/01/51 ................ 559 357,573
Bon Secours Mercy Health, Inc.
Series 2018, 4.30%,  07/01/28 ......... 206 202,805
3.46%,  06/01/30 ................. 613 576,549
Series 20-2, 2.10%,  06/01/31 ......... 365 307,759
Series 20-2, 3.21%,  06/01/50 ......... 350 241,764
Cardinal Health, Inc.
3.41%,  06/15/27 ................. 1,162 1,125,019
5.13%,  02/15/29 ................. 805 812,191
5.45%,  02/15/34 ................. 620 631,071
4.60%,  03/15/43 ................. 450 389,691
4.50%,  11/15/44 ................. 386 326,429
4.90%,  09/15/45 ................. 538 478,987
4.37%,  06/15/47 ................. 404 335,364
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Catholic Health Services of Long Island
Obligated Group, Series 2020,
3.37%,  07/01/50 ................ USD 470 $ 330,597
Cedars-Sinai Health System, Series 2021,
2.29%,  08/15/31 ................ 110 93,887
Cencora, Inc.
3.45%,  12/15/27 ................. 714 689,205
2.80%,  05/15/30 ................. 907 815,149
2.70%,  03/15/31 ................. 720 629,647
5.13%,  02/15/34 ................. 820 814,145
4.25%,  03/01/45 ................. 595 499,237
4.30%,  12/15/47 ................. 729 607,022
Centene Corp.
4.25%,  12/15/27 ................. 3,124 3,022,198
2.45%,  07/15/28 ................. 1,970 1,773,004
4.63%,  12/15/29 ................. 4,098 3,918,479
3.38%,  02/15/30 ................. 2,352 2,107,967
3.00%,  10/15/30 ................. 2,195 1,901,040
2.50%,  03/01/31 ................. 2,623 2,193,902
2.63%,  08/01/31 ................. 1,510 1,256,095
Children's Health System of Texas,
2.51%,  08/15/50 ................ 439 272,830
Children's Hospital Corp. (The)
Series 2017, 4.12%,  01/01/47 ......... 115 97,964
Series 2020, 2.59%,  02/01/50 ......... 180 114,260
Children's Hospital Medical Center,
4.27%,  05/15/44 ................ 300 260,102
Children's Hospital of Philadelphia (The), Series
2020, 2.70%,  07/01/50 ............. 270 175,396
Children's Hospital/DC, Series 2020,
2.93%,  07/15/50 ................ 313 205,452
CHRISTUS Health, Series C,
4.34%,  07/01/28
(d)
............... 566 556,172
Cigna Group (The)
4.13%,  11/15/25 ................. 20 19,878
4.50%,  02/25/26 ................. 742 739,987
1.25%,  03/15/26 ................. 430 410,106
5.69%,  03/15/26 ................. 10 9,999
3.40%,  03/01/27 ................. 1,789 1,737,258
3.05%,  10/15/27 ................. 997 953,644
4.38%,  10/15/28 ................. 2,630 2,583,266
5.00%,  05/15/29 ................. 715 717,945
2.40%,  03/15/30 ................. 2,037 1,794,607
2.38%,  03/15/31 ................. 2,025 1,730,968
5.13%,  05/15/31 ................. 500 502,511
5.40%,  03/15/33 ................. 1,023 1,035,342
5.25%,  02/15/34
(d)
................ 885 882,072
4.80%,  08/15/38 ................. 2,100 1,944,581
3.20%,  03/15/40 ................. 1,025 769,421
6.13%,  11/15/41 ................. 522 548,857
4.80%,  07/15/46 ................. 1,280 1,125,691
3.88%,  10/15/47 ................. 1,697 1,284,119
4.90%,  12/15/48 ................. 2,747 2,435,049
3.40%,  03/15/50 ................. 1,625 1,118,302
3.40%,  03/15/51 ................. 1,606 1,097,657
5.60%,  02/15/54 ................. 940 915,986
City of Hope
Series 2013, 5.62%,  11/15/43 ......... 290 282,792
Series 2018, 4.38%,  08/15/48 ......... 318 264,320
Cleveland Clinic Foundation (The),
4.86%,  01/01/2114
(d)
.............. 320 285,693
CommonSpirit Health
6.07%,  11/01/27 ................. 145 150,134
3.35%,  10/01/29 ................. 552 513,642
2.78%,  10/01/30 ................. 388 344,709

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.21%,  12/01/31 ................. USD 520 $ 522,946
5.32%,  12/01/34 ................. 605 607,760
4.35%,  11/01/42 ................. 978 838,866
3.82%,  10/01/49 ................. 660 509,678
4.19%,  10/01/49 ................. 672 549,944
3.91%,  10/01/50 ................. 595 458,767
6.46%,  11/01/52 ................. 35 38,870
5.55%,  12/01/54 ................. 175 174,225
Community Health Network, Inc., Series 20-A,
3.10%,  05/01/50 ................ 555 368,602
Community Health Systems, Inc.
(c)
5.63%,  03/15/27 ................. 1,845 1,798,848
8.00%,  12/15/27 ................. 689 687,277
6.88%,  04/01/28
(d)
................ 715 591,698
6.00%,  01/15/29 ................. 655 616,785
6.88%,  04/15/29 ................. 1,250 1,054,320
6.13%,  04/01/30 ................. 1,290 1,009,585
5.25%,  05/15/30 ................. 1,570 1,371,630
4.75%,  02/15/31 ................. 1,095 913,723
10.88%,  01/15/32 ................. 2,525 2,708,275
Concentra Escrow Issuer Corp.,
6.88%,  07/15/32
(c)
............... 647 664,152
Corewell Health Obligated Group, Series 19A,
3.49%,  07/15/49 ................ 700 527,182
Cottage Health Obligated Group, Series 2020,
3.30%,  11/01/49 ................. 429 311,311
CVS Health Corp.
5.00%,  02/20/26 ................. 1,190 1,190,667
2.88%,  06/01/26 ................. 1,441 1,396,194
3.00%,  08/15/26 ................. 1,220 1,180,561
3.63%,  04/01/27 ................. 762 739,834
6.25%,  06/01/27 ................. 1,354 1,395,347
1.30%,  08/21/27 ................. 2,235 2,024,173
4.30%,  03/25/28 ................. 3,825 3,729,191
5.00%,  01/30/29 ................. 1,471 1,465,131
5.40%,  06/01/29 ................. 1,315 1,327,473
3.25%,  08/15/29 ................. 1,630 1,496,152
5.13%,  02/21/30 ................. 1,258 1,249,309
3.75%,  04/01/30 ................. 1,460 1,354,296
1.75%,  08/21/30 ................. 1,374 1,132,524
5.25%,  01/30/31 ................. 1,165 1,156,060
1.88%,  02/28/31 ................. 1,803 1,464,930
5.55%,  06/01/31 ................. 1,600 1,612,852
2.13%,  09/15/31 ................. 1,150 931,689
5.25%,  02/21/33 ................. 1,405 1,378,298
5.30%,  06/01/33 ................. 1,260 1,235,532
5.70%,  06/01/34
(d)
................ 1,310 1,316,066
4.88%,  07/20/35 ................. 906 843,793
4.78%,  03/25/38 ................. 5,027 4,477,737
6.13%,  09/15/39 ................. 481 481,883
4.13%,  04/01/40 ................. 1,619 1,303,104
2.70%,  08/21/40 ................. 1,486 989,161
5.30%,  12/05/43 ................. 971 878,734
6.00%,  06/01/44 ................. 700 684,848
5.13%,  07/20/45 ................. 2,169 1,899,034
5.05%,  03/25/48 ................. 7,023 6,066,365
4.25%,  04/01/50 ................. 1,059 806,312
5.63%,  02/21/53 ................. 1,030 956,931
5.88%,  06/01/53 ................. 1,220 1,174,886
6.05%,  06/01/54
(d)
................ 1,150 1,135,214
6.00%,  06/01/63 ................. 815 784,837
Dartmouth-Hitchcock Health, Series B,
4.18%,  08/01/48 ................ 385 303,011
DaVita, Inc.
(c)
4.63%,  06/01/30 ................. 2,691 2,475,281
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.75%,  02/15/31 ................. USD 1,515 $ 1,318,333
6.88%,  09/01/32 ................. 1,065 1,070,220
Dignity Health
4.50%,  11/01/42 ................. 445 384,644
5.27%,  11/01/64 ................. 193 179,656
Duke University Health System, Inc., Series
2017, 3.92%,  06/01/47 ............. 528 428,957
Elevance Health, Inc.
4.90%,  02/08/26 ................. 9 8,977
1.50%,  03/15/26 ................. 1,325 1,269,182
4.50%,  10/30/26 ................. 435 434,270
3.65%,  12/01/27 ................. 1,939 1,882,856
4.10%,  03/01/28 ................. 1,545 1,514,573
5.15%,  06/15/29 ................. 550 556,077
2.88%,  09/15/29 ................. 1,298 1,185,207
4.75%,  02/15/30 ................. 555 552,070
2.25%,  05/15/30 ................. 1,714 1,492,215
2.55%,  03/15/31 ................. 1,285 1,113,198
4.95%,  11/01/31 ................. 1,100 1,092,115
4.10%,  05/15/32 ................. 875 821,072
5.50%,  10/15/32 ................. 550 562,540
4.75%,  02/15/33 ................. 860 835,173
5.38%,  06/15/34 ................. 1,850 1,866,516
5.95%,  12/15/34 ................. 193 203,099
5.20%,  02/15/35 ................. 930 926,972
5.85%,  01/15/36 ................. 30 31,186
6.38%,  06/15/37 ................. 385 417,892
4.63%,  05/15/42 ................. 1,005 887,118
4.65%,  01/15/43 ................. 925 820,893
5.10%,  01/15/44 ................. 765 713,179
4.65%,  08/15/44 ................. 715 629,352
4.38%,  12/01/47 ................. 1,251 1,036,666
4.55%,  03/01/48 ................. 807 686,977
3.70%,  09/15/49 ................. 732 541,331
3.13%,  05/15/50 ................. 1,101 733,504
3.60%,  03/15/51 ................. 1,130 818,220
4.55%,  05/15/52 ................. 590 495,873
6.10%,  10/15/52 ................. 690 723,860
5.13%,  02/15/53 ................. 1,195 1,101,455
5.65%,  06/15/54 ................. 855 849,054
5.70%,  02/15/55 ................. 880 885,017
5.85%,  11/01/64 ................. 1,100 1,111,484
Encompass Health Corp.
5.75%,  09/15/25
(d)
................ 196 195,736
4.50%,  02/01/28 ................. 754 733,225
4.75%,  02/01/30 ................. 730 702,138
4.63%,  04/01/31 ................. 395 371,762
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%,  07/01/49 .. 188 147,588
Fred Hutchinson Cancer Center, Series 2022,
4.97%,  01/01/52 ................ 184 175,926
Fresenius Medical Care US Finance III, Inc.
(c)
1.88%,  12/01/26 ................. 1,308 1,220,049
3.75%,  06/15/29 ................. 478 444,721
2.38%,  02/16/31 ................. 1,300 1,065,000
3.00%,  12/01/31 ................. 675 567,966
Hackensack Meridian Health, Inc.
Series 2020, 2.68%,  09/01/41 ......... 305 215,375
4.21%,  07/01/48 ................. 608 518,071
Series 2020, 2.88%,  09/01/50 ......... 377 246,690
4.50%,  07/01/57 ................. 230 199,547
HAH Group Holding Co. LLC,
9.75%,  10/01/31
(c)
............... 775 789,779
Hartford HealthCare Corp., 3.45%,  07/01/54 . 565 421,810

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HCA, Inc.
5.88%,  02/15/26 ................. USD 1,529 $ 1,540,102
5.25%,  06/15/26 ................. 1,626 1,632,275
5.38%,  09/01/26 ................. 1,510 1,517,668
4.50%,  02/15/27 ................. 1,608 1,594,924
3.13%,  03/15/27 ................. 605 581,805
5.20%,  06/01/28 ................. 1,005 1,014,049
5.63%,  09/01/28 ................. 1,410 1,438,211
5.88%,  02/01/29 ................. 1,210 1,243,711
3.38%,  03/15/29 ................. 270 252,993
4.13%,  06/15/29 ................. 1,904 1,833,920
3.50%,  09/01/30 ................. 2,344 2,149,580
5.45%,  04/01/31 ................. 1,155 1,167,778
2.38%,  07/15/31 ................. 1,275 1,071,335
3.63%,  03/15/32 ................. 1,835 1,650,193
5.50%,  06/01/33 ................. 1,085 1,088,342
5.60%,  04/01/34 ................. 1,320 1,329,777
5.45%,  09/15/34 ................. 1,370 1,360,327
5.13%,  06/15/39 ................. 927 872,087
4.38%,  03/15/42 ................. 580 484,919
5.50%,  06/15/47 ................. 1,407 1,333,562
5.25%,  06/15/49 ................. 1,837 1,663,792
3.50%,  07/15/51 ................. 1,345 912,832
4.63%,  03/15/52 ................. 1,910 1,567,536
5.90%,  06/01/53 ................. 1,075 1,062,238
6.00%,  04/01/54 ................. 1,340 1,346,311
5.95%,  09/15/54 ................. 930 928,031
6.10%,  04/01/64 ................. 755 751,402
Health Care Service Corp.
(c)
2.20%,  06/01/30 ................. 1,011 877,139
3.20%,  06/01/50 ................. 860 562,196
Health Care Service Corp. A Mutual Legal
Reserve Co.
(c)
5.20%,  06/15/29 ................. 1,015 1,027,105
5.45%,  06/15/34 ................. 860 861,041
5.88%,  06/15/54 ................. 1,005 1,005,650
HealthEquity, Inc., 4.50%,  10/01/29
(c)
..... 545 518,462
Heartland Dental LLC, 10.50%,  04/30/28
(c)
.. 635 675,992
Highmark, Inc.
(c)
1.45%,  05/10/26 ................. 1,075 1,015,283
2.55%,  05/10/31 ................. 818 667,835
Hoag Memorial Hospital Presbyterian,
3.80%,  07/15/52
(d)
............... 568 447,100
Humana, Inc.
5.70%,  03/13/26 ................. 160 160,011
1.35%,  02/03/27 ................. 1,482 1,373,117
3.95%,  03/15/27 ................. 1,046 1,023,638
5.75%,  03/01/28 ................. 640 653,754
5.75%,  12/01/28 ................. 448 459,407
3.70%,  03/23/29 ................. 1,435 1,362,386
3.13%,  08/15/29 ................. 713 654,401
4.88%,  04/01/30 ................. 1,355 1,335,024
5.38%,  04/15/31 ................. 565 565,233
2.15%,  02/03/32 ................. 665 536,733
5.88%,  03/01/33 ................. 540 550,546
5.95%,  03/15/34 ................. 580 594,989
4.63%,  12/01/42 ................. 460 390,103
4.95%,  10/01/44 ................. 762 665,297
4.80%,  03/15/47 ................. 782 662,766
3.95%,  08/15/49 ................. 610 452,930
5.50%,  03/15/53 ................. 815 756,771
5.75%,  04/15/54 ................. 770 740,488
Icon Investments Six DAC
5.81%,  05/08/27 ................. 575 586,526
5.85%,  05/08/29 ................. 480 492,557
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.00%,  05/08/34 ................. USD 315 $ 322,471
Indiana University Health, Inc. Obligated Group
3.97%,  11/01/48 ................. 545 450,075
Series 2021, 2.85%,  11/01/51 ......... 310 204,680
Inova Health System Foundation,
4.07%,  05/15/52 ................ 400 332,861
Integris Baptist Medical Center, Inc., Series A,
3.88%,  08/15/50 ................ 515 384,310
Iowa Health System, Series 2020,
3.67%,  02/15/50 ................ 370 283,990
Johns Hopkins Health System Corp. (The),
3.84%,  05/15/46 ................ 341 277,024
Kaiser Foundation Hospitals
3.15%,  05/01/27 ................. 160 154,980
Series 2021, 2.81%,  06/01/41 ......... 912 666,290
4.88%,  04/01/42 ................. 581 552,439
4.15%,  05/01/47 ................. 1,515 1,285,650
Series 2019, 3.27%,  11/01/49 ......... 882 636,695
Series 2021, 3.00%,  06/01/51 ......... 1,239 843,074
Kedrion SpA, 6.50%,  09/01/29
(c)
........ 813 764,316
Laboratory Corp. of America Holdings
1.55%,  06/01/26 ................. 570 543,334
3.60%,  09/01/27 ................. 943 918,049
2.95%,  12/01/29 ................. 1,071 973,390
4.35%,  04/01/30 ................. 1,005 973,574
2.70%,  06/01/31 ................. 630 547,369
4.55%,  04/01/32 ................. 595 571,689
4.80%,  10/01/34 ................. 575 553,959
4.70%,  02/01/45 ................. 1,168 1,028,823
LifePoint Health, Inc.
(c)
4.38%,  02/15/27 ................. 610 591,949
5.38%,  01/15/29 ................. 448 409,710
9.88%,  08/15/30 ................. 800 875,013
11.00%,  10/15/30 ................. 1,110 1,237,989
10.00%,  06/01/32 ................. 815 870,118
Mass General Brigham, Inc.
Series 2017, 3.77%,  07/01/48 ......... 486 387,447
Series 2020, 3.19%,  07/01/49 ......... 660 468,943
Series 2015, 4.12%,  07/01/55 ......... 135 110,987
Series 2020, 3.34%,  07/01/60 ......... 558 381,562
Mayo Clinic
3.77%,  11/15/43 ................. 340 281,829
Series 2013, 4.00%,  11/15/47 ......... 210 173,722
Series 2016, 4.13%,  11/15/52 ......... 345 291,816
Series 2021, 3.20%,  11/15/61
(d)
........ 564 377,773
McKesson Corp.
0.90%,  12/03/25 ................. 475 456,633
1.30%,  08/15/26 ................. 851 804,598
3.95%,  02/16/28 ................. 1,385 1,356,074
4.90%,  07/15/28 ................. 597 602,696
4.25%,  09/15/29 ................. 325 318,286
5.10%,  07/15/33 ................. 352 354,756
McLaren Health Care Corp., Series A,
4.39%,  05/15/48 ................ 390 338,962
MedStar Health, Inc., Series 20A,
3.63%,  08/15/49 ................ 500 373,069
Memorial Health Services, 3.45%,  11/01/49 . 579 436,894
Memorial Sloan-Kettering Cancer Center
5.00%,  07/01/42 ................. 510 495,356
Series 2020, 2.96%,  01/01/50 ......... 265 181,890
4.13%,  07/01/52
(d)
................ 397 334,856
Series 2015, 4.20%,  07/01/55 ......... 466 391,138
Methodist Hospital (The), Series 20A,
2.71%,  12/01/50 ................ 498 322,703
ModivCare, Inc., 5.00%,  10/01/29
(c)(d)
..... 525 358,510

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(c)
4.38%,  06/15/28 ................. USD 800 $ 767,696
3.88%,  11/15/30 ................. 655 593,133
3.88%,  05/15/32 ................. 752 667,001
Montefiore Obligated Group
Series 18-C, 5.25%,  11/01/48 ......... 422 377,106
4.29%,  09/01/50
(d)
................ 312 235,511
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%,  11/15/52
(d)
....... 255 194,612
Mount Sinai Hospital (The)
Series 2017, 3.98%,  07/01/48 ......... 343 252,687
Series 2019, 3.74%,  07/01/49 ......... 605 400,438
Series 2020, 3.39%,  07/01/50 ......... 448 267,506
MPH Acquisition Holdings LLC
(c)
5.50%,  09/01/28 ................. 1,095 747,703
5.75%,  11/01/28
(d)
................ 975 441,217
MultiCare Health System, 2.80%,  08/15/50 .. 520 313,465
MyMichigan Health, Series 2020,
3.41%,  06/01/50 ................ 686 500,738
Nationwide Children's Hospital, Inc.,
4.56%,  11/01/52 ................. 218 200,647
New York & Presbyterian Hospital (The)
2.26%,  08/01/40 ................. 65 44,831
4.02%,  08/01/45 ................. 515 434,829
4.06%,  08/01/56 ................. 350 287,374
2.61%,  08/01/60
(d)
................ 208 119,962
Series 2019, 3.95%,  08/01/2119 ....... 572 410,859
Northwell Healthcare, Inc.
3.98%,  11/01/46 ................. 422 331,836
4.26%,  11/01/47 ................. 820 673,282
3.81%,  11/01/49 ................. 540 409,512
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%,  07/15/51
(d)
... 230 147,581
Novant Health, Inc.
2.64%,  11/01/36 ................. 155 120,001
3.17%,  11/01/51 ................. 887 608,502
3.32%,  11/01/61 ................. 274 182,241
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%,  10/01/50 ............. 330 206,361
NYU Langone Hospitals
Series 13-A, 5.75%,  07/01/43 ......... 70 73,307
4.78%,  07/01/44 ................. 505 469,702
4.37%,  07/01/47 ................. 765 674,831
Series 2020, 3.38%,  07/01/55 ......... 215 151,237
OhioHealth Corp.
2.83%,  11/15/41 ................. 334 237,626
Series 2020, 3.04%,  11/15/50 ......... 570 399,331
Option Care Health, Inc., 4.38%,  10/31/29
(c)
. 504 463,310
Orlando Health Obligated Group
4.09%,  10/01/48 ................. 355 292,772
3.33%,  10/01/50
(d)
................ 425 311,447
Owens & Minor, Inc.
(c)(d)
4.50%,  03/31/29 ................. 460 414,361
6.63%,  04/01/30 ................. 560 534,942
PeaceHealth Obligated Group
Series 2020, 1.38%,  11/15/25 ......... 563 540,486
Series 2018, 4.79%,  11/15/48 ......... 552 492,822
Series 2020, 3.22%,  11/15/50 ......... 283 187,718
Pediatrix Medical Group, Inc.,
5.38%,  02/15/30
(c)(d)
............... 400 382,565
Piedmont Healthcare, Inc.
Series 2032, 2.04%,  01/01/32 ......... 175 144,522
Series 2042, 2.72%,  01/01/42 ......... 188 133,130
2.86%,  01/01/52 ................. 491 318,933
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Presbyterian Healthcare Services,
4.88%,  08/01/52 ................ USD 468 $ 443,551
Prime Healthcare Services, Inc.,
9.38%,  09/01/29
(c)
............... 1,510 1,535,675
Providence St Joseph Health Obligated Group
Series H, 2.75%,  10/01/26 ........... 75 72,166
Series 19A, 2.53%,  10/01/29 ......... 196 175,354
5.40%,  10/01/33 ................. 820 826,234
Series I, 3.74%,  10/01/47 ............ 780 601,413
Series A, 3.93%,  10/01/48 ........... 385 304,506
Series 21A, 2.70%,  10/01/51 ......... 165 99,552
Queen's Health Systems (The),
4.81%,  07/01/52 ................ 221 207,241
Quest Diagnostics, Inc.
3.45%,  06/01/26 ................. 956 937,404
4.60%,  12/15/27 ................. 980 981,867
4.20%,  06/30/29 ................. 1,475 1,436,078
4.63%,  12/15/29 ................. 1,145 1,133,334
2.95%,  06/30/30 ................. 761 686,695
2.80%,  06/30/31 ................. 600 526,409
6.40%,  11/30/33 ................. 645 699,943
5.00%,  12/15/34 ................. 455 445,875
4.70%,  03/30/45 ................. 355 317,324
Quorum Health Corp., 11.63%,  04/15/25
(b)(f)
.. 50 —
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(c)(h)
.......... 709 652,630
Rady Children's Hospital-San Diego, Series
21A, 3.15%,  08/15/51 ............. 230 161,385
Rede D'or Finance SARL
(e)
4.95%,  01/17/28 ................. 600 583,355
4.50%,  01/22/30 ................. 900 831,093
Rush Obligated Group, Series 2020,
3.92%,  11/15/29 ................. 450 432,656
Seattle Children's Hospital, Series 2021,
2.72%,  10/01/50
(d)
............... 525 338,882
Select Medical Corp., 6.25%,  08/15/26
(c)
... 1,220 1,223,047
Sentara Health, Series 2021, 2.93%,  11/01/51 115 76,622
Sharp HealthCare, Series 20B,
2.68%,  08/01/50
(d)
............... 375 237,396
SSM Health Care Corp.
Series A, 3.82%,  06/01/27 ........... 325 318,004
4.89%,  06/01/28 ................. 320 320,202
Stanford Health Care
Series 2020, 3.31%,  08/15/30 ......... 28 26,047
Series 2018, 3.80%,  11/15/48 ......... 825 665,980
3.03%,  08/15/51 ................. 380 260,150
Star Parent, Inc., 9.00%,  10/01/30
(c)
...... 1,020 1,060,805
Summa Health, 3.51%,  11/15/51 ........ 381 280,592
Surgery Center Holdings, Inc.,
7.25%,  04/15/32
(c)
............... 815 838,821
Sutter Health
Series 2018, 3.70%,  08/15/28 ......... 303 291,136
Series 20A, 2.29%,  08/15/30 ......... 234 204,899
5.16%,  08/15/33 ................. 425 427,582
Series 20A, 3.16%,  08/15/40 ......... 330 254,195
Series 2018, 4.09%,  08/15/48 ......... 524 437,276
Series 20A, 3.36%,  08/15/50 ......... 914 666,489
5.55%,  08/15/53 ................. 85 88,373
Tenet Healthcare Corp.
6.25%,  02/01/27 ................. 1,480 1,480,843
5.13%,  11/01/27 ................. 1,465 1,453,169
4.63%,  06/15/28 ................. 595 575,598
6.13%,  10/01/28 ................. 2,510 2,508,982
4.25%,  06/01/29 ................. 1,395 1,320,275
4.38%,  01/15/30 ................. 1,460 1,369,171

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13%,  06/15/30 ................. USD 1,970 $ 1,976,405
6.75%,  05/15/31 ................. 1,564 1,598,837
6.88%,  11/15/31 ................. 362 388,057
Texas Health Resources
2.33%,  11/15/50 ................. 474 280,822
4.33%,  11/15/55
(d)
................ 270 234,324
Toledo Hospital (The)
Series B, 5.33%,  11/15/28 ........... 337 328,003
5.75%,  11/15/38 ................. 959 966,790
4.98%,  11/15/45 ................. 295 221,766
6.02%,  11/15/48 ................. 423 375,534
Trinity Health Corp.
Series 2021, 2.63%,  12/01/40 ......... 322 230,296
4.13%,  12/01/45 ................. 503 424,595
Series 2019, 3.43%,  12/01/48
(d)
........ 587 475,136
UMass Memorial Health Care Obligated Group,
5.36%,  07/01/52 ................ 115 108,558
UnitedHealth Group, Inc.
3.70%,  12/15/25 ................. 761 754,410
1.25%,  01/15/26 ................. 788 757,882
3.10%,  03/15/26 ................. 1,585 1,556,000
1.15%,  05/15/26 ................. 1,090 1,036,464
4.75%,  07/15/26 ................. 460 462,909
3.45%,  01/15/27 ................. 1,185 1,160,333
3.38%,  04/15/27 ................. 1,042 1,014,860
4.60%,  04/15/27 ................. 515 518,432
3.70%,  05/15/27 ................. 415 407,878
2.95%,  10/15/27 ................. 750 720,087
5.25%,  02/15/28 ................. 1,555 1,589,027
3.85%,  06/15/28 ................. 1,975 1,929,074
3.88%,  12/15/28 ................. 1,775 1,729,619
4.25%,  01/15/29 ................. 1,100 1,084,460
4.70%,  04/15/29 ................. 580 582,291
4.00%,  05/15/29 ................. 985 960,531
2.88%,  08/15/29 ................. 844 781,294
4.80%,  01/15/30 ................. 1,590 1,596,068
5.30%,  02/15/30 ................. 2,105 2,158,917
2.00%,  05/15/30 ................. 1,510 1,308,435
4.90%,  04/15/31 ................. 1,125 1,130,823
2.30%,  05/15/31 ................. 1,359 1,170,387
4.95%,  01/15/32 ................. 2,175 2,177,506
4.20%,  05/15/32 ................. 1,505 1,444,815
5.35%,  02/15/33 ................. 1,790 1,838,157
4.50%,  04/15/33 ................. 1,730 1,672,861
5.00%,  04/15/34 ................. 1,160 1,154,818
5.15%,  07/15/34 ................. 2,280 2,297,649
4.63%,  07/15/35 ................. 1,015 984,352
5.80%,  03/15/36 ................. 863 908,773
6.50%,  06/15/37 ................. 510 566,271
6.63%,  11/15/37 ................. 1,036 1,167,656
6.88%,  02/15/38 ................. 1,112 1,287,297
3.50%,  08/15/39 ................. 1,415 1,159,536
2.75%,  05/15/40 ................. 604 437,406
5.70%,  10/15/40 ................. 230 237,881
5.95%,  02/15/41 ................. 440 463,578
3.05%,  05/15/41 ................. 1,075 802,553
4.63%,  11/15/41 ................. 703 645,689
4.38%,  03/15/42 ................. 730 647,681
3.95%,  10/15/42 ................. 411 341,834
4.25%,  03/15/43 ................. 911 797,683
5.50%,  07/15/44 ................. 2,150 2,168,598
4.75%,  07/15/45 ................. 1,539 1,412,384
4.20%,  01/15/47 ................. 662 556,304
4.25%,  04/15/47 ................. 879 735,466
3.75%,  10/15/47 ................. 1,078 833,561
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.25%,  06/15/48 ................. USD 1,019 $ 853,222
4.45%,  12/15/48 ................. 877 754,649
3.70%,  08/15/49 ................. 1,040 791,979
2.90%,  05/15/50 ................. 978 641,618
3.25%,  05/15/51 ................. 1,951 1,360,623
4.75%,  05/15/52 ................. 1,910 1,723,900
5.88%,  02/15/53 ................. 1,655 1,731,045
5.05%,  04/15/53 ................. 1,965 1,844,815
5.38%,  04/15/54 ................. 1,500 1,468,290
5.63%,  07/15/54 ................. 2,690 2,738,865
3.88%,  08/15/59 ................. 1,162 863,312
3.13%,  05/15/60 ................. 997 629,189
4.95%,  05/15/62 ................. 835 756,458
6.05%,  02/15/63 ................. 1,390 1,472,909
5.20%,  04/15/63 ................. 1,810 1,692,809
5.50%,  04/15/64 ................. 990 973,219
5.75%,  07/15/64 ................. 1,805 1,839,194
Universal Health Services, Inc.
1.65%,  09/01/26 ................. 910 857,071
4.63%,  10/15/29 ................. 485 470,888
2.65%,  10/15/30 ................. 1,298 1,121,283
2.65%,  01/15/32 ................. 595 495,646
5.05%,  10/15/34 ................. 320 303,672
UPMC, 5.04%,  05/15/33 ............. 165 164,012
US Acute Care Solutions LLC,
9.75%,  05/15/29
(c)
............... 805 821,235
WakeMed, Series A, 3.29%,  10/01/52 ..... 134 96,038
West Virginia United Health System Obligated
Group, Series 2020, 3.13%,  06/01/50 .... 75 49,301
Willis-Knighton Medical Center
Series 2018, 4.81%,  09/01/48 ......... 434 401,880
Series 2021, 3.07%,  03/01/51 ......... 487 313,790
Yale-New Haven Health Services Corp., Series
2020, 2.50%,  07/01/50 ............. 279 170,824
396,263,166
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.30%,  01/15/26 ................. 186 184,650
3.80%,  04/15/26 ................. 420 413,545
3.95%,  01/15/27 ................. 415 407,015
3.95%,  01/15/28 ................. 782 760,838
4.50%,  07/30/29 ................. 541 528,824
2.75%,  12/15/29 ................. 430 386,322
4.70%,  07/01/30 ................. 708 695,167
4.90%,  12/15/30 ................. 645 640,122
3.38%,  08/15/31 ................. 805 730,126
2.00%,  05/18/32 ................. 935 753,416
1.88%,  02/01/33 ................. 1,283 997,789
2.95%,  03/15/34 ................. 1,295 1,083,279
4.75%,  04/15/35 ................. 425 406,855
5.25%,  05/15/36 ................. 245 241,262
4.85%,  04/15/49 ................. 230 203,400
4.00%,  02/01/50 ................. 886 680,185
3.00%,  05/18/51 ................. 857 544,591
3.55%,  03/15/52 ................. 1,240 867,455
5.15%,  04/15/53 ................. 435 398,750
5.63%,  05/15/54 ................. 580 571,537
CTR Partnership LP, 3.88%,  06/30/28
(c)
.... 400 378,749
Diversified Healthcare Trust
9.75%,  06/15/25 ................. 305 305,000
0.00%,  01/15/26
(c)(k)
............... 945 869,946
4.75%,  02/15/28 ................. 517 456,812
4.38%,  03/01/31 ................. 505 408,385

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
DOC DR LLC
4.30%,  03/15/27 ................. USD 295 $ 291,502
3.95%,  01/15/28 ................. 185 179,830
2.63%,  11/01/31 ................. 645 552,584
Healthcare Realty Holdings LP
3.50%,  08/01/26 ................. 773 754,806
3.75%,  07/01/27 ................. 430 416,393
3.10%,  02/15/30 ................. 445 400,421
2.00%,  03/15/31 ................. 1,411 1,158,729
Healthpeak OP LLC
3.25%,  07/15/26 ................. 644 629,549
1.35%,  02/01/27 ................. 150 138,907
2.13%,  12/01/28 ................. 865 780,213
3.50%,  07/15/29 ................. 856 805,276
3.00%,  01/15/30 ................. 920 839,420
2.88%,  01/15/31 ................. 645 575,423
5.25%,  12/15/32 ................. 820 825,481
6.75%,  02/01/41 ................. 246 270,417
MPT Operating Partnership LP
5.25%,  08/01/26
(d)
................ 488 461,848
5.00%,  10/15/27
(d)
................ 1,385 1,222,681
4.63%,  08/01/29
(d)
................ 909 706,997
3.50%,  03/15/31 ................. 1,305 923,486
National Health Investors, Inc.,
3.00%,  02/01/31 ................ 628 538,861
Omega Healthcare Investors, Inc.
5.25%,  01/15/26 ................. 510 510,108
4.50%,  04/01/27 ................. 740 730,758
4.75%,  01/15/28 ................. 753 742,462
3.63%,  10/01/29 ................. 430 398,156
3.38%,  02/01/31 ................. 575 511,629
3.25%,  04/15/33 ................. 575 483,067
Sabra Health Care LP
5.13%,  08/15/26 ................. 502 501,909
3.90%,  10/15/29 ................. 1,036 962,989
3.20%,  12/01/31 ................. 660 569,218
Ventas Realty LP
4.13%,  01/15/26 ................. 730 722,663
3.25%,  10/15/26 ................. 401 388,867
3.85%,  04/01/27 ................. 341 333,451
4.00%,  03/01/28 ................. 809 787,928
4.40%,  01/15/29 ................. 1,398 1,366,004
3.00%,  01/15/30 ................. 280 253,627
4.75%,  11/15/30 ................. 740 728,651
2.50%,  09/01/31 ................. 455 386,355
5.63%,  07/01/34 ................. 255 260,715
5.00%,  01/15/35 ................. 250 241,817
5.70%,  09/30/43 ................. 185 182,990
4.38%,  02/01/45 ................. 605 505,119
4.88%,  04/15/49 ................. 405 360,920
Welltower OP LLC
4.25%,  04/01/26 ................. 781 775,818
2.70%,  02/15/27 ................. 645 620,895
4.25%,  04/15/28 ................. 940 924,890
2.05%,  01/15/29 ................. 745 668,379
4.13%,  03/15/29 ................. 850 828,135
3.10%,  01/15/30 ................. 965 886,320
2.75%,  01/15/31 ................. 800 707,243
2.80%,  06/01/31 ................. 627 552,283
2.75%,  01/15/32 ................. 465 401,194
3.85%,  06/15/32 ................. 554 513,492
6.50%,  03/15/41 ................. 267 293,654
4.95%,  09/01/48 ................. 555 515,266
46,003,816
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc.
5.00%,  10/15/26
(c)
................ USD 1,020 $ 1,009,111
5.00%,  05/15/27
(c)
................ 1,185 1,170,126
5.70%,  05/15/28 ................. 1,045 1,067,154
6.25%,  02/01/29 ................. 1,300 1,354,658
6.50%,  05/15/30
(c)
................ 495 510,480
5,111,529
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series F, 4.50%,  02/01/26 ........... 657 652,324
Series H, 3.38%,  12/15/29 ........... 310 283,691
Series I, 3.50%,  09/15/30 ............ 777 703,064
Series J, 2.90%,  12/15/31 ........... 690 588,021
5.70%,  07/01/34 ................. 440 439,467
5.50%,  04/15/35 ................. 630 617,722
Park Intermediate Holdings LLC
(c)
5.88%,  10/01/28 ................. 730 722,666
4.88%,  05/15/29 ................. 720 685,256
7.00%,  02/01/30 ................. 550 562,867
Pebblebrook Hotel LP, 6.38%,  10/15/29
(c)
... 403 402,234
RHP Hotel Properties LP
4.75%,  10/15/27 ................. 629 616,408
7.25%,  07/15/28
(c)
................ 430 445,628
4.50%,  02/15/29
(c)
................ 600 573,989
6.50%,  04/01/32
(c)
................ 995 1,005,969
RLJ Lodging Trust LP
(c)
3.75%,  07/01/26 ................. 490 475,208
4.00%,  09/15/29 ................. 505 455,295
Service Properties Trust
5.25%,  02/15/26
(d)
................ 340 330,441
4.75%,  10/01/26 ................. 453 428,802
4.95%,  02/15/27 ................. 400 371,650
5.50%,  12/15/27 ................. 465 440,124
3.95%,  01/15/28 ................. 400 342,918
8.38%,  06/15/29 ................. 715 696,250
4.95%,  10/01/29
(d)
................ 429 342,527
4.38%,  02/15/30 ................. 404 306,249
8.63%,  11/15/31
(c)
................ 1,005 1,061,126
8.88%,  06/15/32 ................. 550 511,797
XHR LP
(c)
6.38%,  08/15/25 ................. 362 361,832
4.88%,  06/01/29 ................. 500 469,359
14,892,884
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(c)
3.88%,  01/15/28 ................. 1,495 1,424,140
4.38%,  01/15/28 ................. 1,137 1,094,520
3.50%,  02/15/29 ................. 690 637,166
6.13%,  06/15/29 ................. 1,155 1,174,106
5.63%,  09/15/29 ................. 400 399,037
4.00%,  10/15/30 ................. 3,215 2,905,326
Acushnet Co., 7.38%,  10/15/28
(c)
........ 345 360,644
Affinity Interactive, 6.88%,  12/15/27
(c)
..... 570 467,308
Allwyn Entertainment Financing UK plc,
7.88%,  04/30/29
(e)
............... 1,000 1,036,412
Alsea SAB de CV, 7.75%,  12/14/26
(d)(e)
.... 600 607,463
Bloomin' Brands, Inc., 5.13%,  04/15/29
(c)(d)
.. 302 280,227
Booking Holdings, Inc.
3.60%,  06/01/26 ................. 1,082 1,067,145
3.55%,  03/15/28 ................. 683 661,904
4.63%,  04/13/30 ................. 1,574 1,568,570
Boyd Gaming Corp.
4.75%,  12/01/27 ................. 1,010 990,984
4.75%,  06/15/31
(c)
................ 920 858,536

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 4.75%,  05/15/29
(c)
...... USD 630 $ 600,339
Brinker International, Inc., 8.25%,  07/15/30
(c)
. 350 372,543
Caesars Entertainment, Inc.
(c)
8.13%,  07/01/27 ................. 538 548,854
4.63%,  10/15/29
(d)
................ 1,625 1,523,032
7.00%,  02/15/30 ................. 1,980 2,029,515
6.50%,  02/15/32 ................. 1,495 1,517,517
6.00%,  10/15/32 ................. 1,000 975,576
Carnival Corp.
7.63%,  03/01/26
(c)
................ 1,285 1,294,174
5.75%,  03/01/27
(c)
................ 3,170 3,178,983
6.65%,  01/15/28 ................. 274 278,650
4.00%,  08/01/28
(c)
................ 2,245 2,141,104
6.00%,  05/01/29
(c)
................ 1,965 1,967,414
7.00%,  08/15/29
(c)
................ 505 528,001
10.50%,  06/01/30
(c)
............... 955 1,030,024
Carnival Holdings Bermuda Ltd.,
10.38%,  05/01/28
(c)
............... 1,970 2,114,325
CCM Merger, Inc., 6.38%,  05/01/26
(c)
..... 280 279,138
CEC Entertainment LLC, 6.75%,  05/01/26
(c)
. 635 631,993
Cedar Fair LP
5.38%,  04/15/27 ................. 515 510,207
6.50%,  10/01/28 ................. 390 392,815
5.25%,  07/15/29 ................. 441 424,767
Choice Hotels International, Inc.
3.70%,  12/01/29 ................. 400 371,018
3.70%,  01/15/31 ................. 565 509,595
5.85%,  08/01/34 ................. 490 491,757
Churchill Downs, Inc.
(c)
5.50%,  04/01/27 ................. 570 566,391
4.75%,  01/15/28 ................. 700 678,921
5.75%,  04/01/30 ................. 1,195 1,176,075
6.75%,  05/01/31 ................. 620 631,071
Darden Restaurants, Inc.
3.85%,  05/01/27 ................. 1,009 986,293
4.35%,  10/15/27 ................. 300 296,145
4.55%,  10/15/29 ................. 300 292,898
6.30%,  10/10/33 ................. 260 274,213
4.55%,  02/15/48 ................. 280 229,490
Dave & Buster's, Inc., 7.63%,  11/01/25
(c)
... 417 417,000
Empire Resorts, Inc., 7.75%,  11/01/26
(c)
.... 315 300,586
Everi Holdings, Inc., 5.00%,  07/15/29
(c)
.... 385 382,555
Expedia Group, Inc.
5.00%,  02/15/26 ................. 568 568,984
4.63%,  08/01/27 ................. 975 971,067
3.80%,  02/15/28 ................. 960 929,437
3.25%,  02/15/30 ................. 1,332 1,231,537
2.95%,  03/15/31 ................. 330 293,592
Fertitta Entertainment LLC
(c)
4.63%,  01/15/29 ................. 935 873,146
6.75%,  01/15/30 ................. 1,255 1,141,039
Flutter Treasury DAC, 6.38%,  04/29/29
(c)
... 75 76,752
Fortune Star BVI Ltd.
(e)
5.00%,  05/18/26 ................. 400 383,000
5.05%,  01/27/27 ................. 400 375,117
Full House Resorts, Inc., 8.25%,  02/15/28
(c)
. 450 449,477
GENM Capital Labuan Ltd., 3.88%,  04/19/31
(e)
1,000 893,493
Genting New York LLC, 7.25%,  10/01/29
(c)
.. 625 633,452
Gohl Capital Ltd., 4.25%,  01/24/27
(e)
...... 1,375 1,343,701
GPS Hospitality Holding Co. LLC,
7.00%,  08/15/28
(c)(d)
............... 415 257,053
Great Canadian Gaming Corp.,
8.75%,  11/15/29
(c)
................ 195 195,000
Hilton Domestic Operating Co., Inc.
5.38%,  05/01/25
(c)
................ 200 199,881
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75%,  05/01/28
(c)
................ USD 472 $ 472,519
5.88%,  04/01/29
(c)
................ 550 554,707
3.75%,  05/01/29
(c)
................ 760 708,185
4.88%,  01/15/30 ................. 1,015 982,962
4.00%,  05/01/31
(c)
................ 1,121 1,021,510
3.63%,  02/15/32
(c)
................ 1,505 1,322,214
6.13%,  04/01/32
(c)
................ 440 444,540
5.88%,  03/15/33
(c)
................ 1,000 1,001,154
Hilton Grand Vacations Borrower Escrow LLC
(c)
5.00%,  06/01/29 ................. 869 814,386
4.88%,  07/01/31 ................. 510 455,722
6.63%,  01/15/32 ................. 890 889,939
Hilton Worldwide Finance LLC,
4.88%,  04/01/27 ................ 546 540,430
Hyatt Hotels Corp.
4.85%,  03/15/26 ................. 724 724,373
5.75%,  01/30/27 ................. 665 677,965
4.38%,  09/15/28 ................. 1,265 1,236,788
5.25%,  06/30/29 ................. 375 377,074
5.75%,  04/23/30 ................. 535 548,748
5.50%,  06/30/34 ................. 550 550,173
International Game Technology plc
(c)
4.13%,  04/15/26 ................. 715 704,924
6.25%,  01/15/27 ................. 725 732,244
5.25%,  01/15/29 ................. 750 736,099
Jacobs Entertainment, Inc., 6.75%,  02/15/29
(c)
465 457,589
KFC Holding Co., 4.75%,  06/01/27
(c)
...... 739 732,170
Las Vegas Sands Corp.
3.50%,  08/18/26 ................. 858 833,790
5.90%,  06/01/27 ................. 250 253,828
3.90%,  08/08/29 ................. 1,150 1,074,282
6.00%,  08/15/29 ................. 340 346,532
6.20%,  08/15/34 ................. 655 666,794
Life Time, Inc.
(c)
5.75%,  01/15/26 ................. 843 842,856
8.00%,  04/15/26 ................. 490 492,216
6.00%,  11/15/31 ................. 490 487,609
Light & Wonder International, Inc.
(c)
7.00%,  05/15/28 ................. 680 682,985
7.25%,  11/15/29 ................. 497 507,995
7.50%,  09/01/31 ................. 550 568,541
Lindblad Expeditions Holdings, Inc.,
9.00%,  05/15/28
(c)
............... 295 307,483
Lindblad Expeditions LLC, 6.75%,  02/15/27
(c)
345 346,493
MajorDrive Holdings IV LLC, 6.38%,  06/01/29
(c)
490 469,917
Marriott International, Inc.
Series R, 3.13%,  06/15/26 ........... 918 896,516
5.45%,  09/15/26 ................. 635 644,170
5.00%,  10/15/27 ................. 1,080 1,091,302
Series X, 4.00%,  04/15/28 ........... 408 398,390
5.55%,  10/15/28 ................. 430 442,064
Series AA, 4.65%,  12/01/28 .......... 116 115,519
4.90%,  04/15/29 ................. 790 791,570
4.88%,  05/15/29 ................. 185 185,164
Series FF, 4.63%,  06/15/30 .......... 1,350 1,331,829
Series HH, 2.85%,  04/15/31 .......... 760 668,200
Series GG, 3.50%,  10/15/32 .......... 1,176 1,045,878
Series II, 2.75%,  10/15/33 ........... 270 223,245
5.30%,  05/15/34 ................. 445 445,053
5.35%,  03/15/35 ................. 1,140 1,134,277
Marriott Ownership Resorts, Inc.
4.75%,  01/15/28 ................. 330 315,286
4.50%,  06/15/29
(c)(d)
............... 435 403,390
McDonald's Corp.
3.70%,  01/30/26 ................. 1,689 1,671,261

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.50%,  03/01/27 ................. USD 968 $ 945,554
3.50%,  07/01/27 ................. 1,362 1,326,134
3.80%,  04/01/28 ................. 962 937,083
4.80%,  08/14/28 ................. 875 879,839
5.00%,  05/17/29 ................. 405 410,009
2.63%,  09/01/29 ................. 1,120 1,022,020
2.13%,  03/01/30 ................. 975 853,731
3.60%,  07/01/30 ................. 996 938,690
4.60%,  09/09/32 ................. 665 654,214
4.95%,  08/14/33
(d)
................ 575 576,948
5.20%,  05/17/34
(d)
................ 395 402,765
4.70%,  12/09/35 ................. 918 889,633
6.30%,  10/15/37 ................. 1,005 1,097,994
6.30%,  03/01/38 ................. 806 881,389
5.70%,  02/01/39 ................. 886 921,221
4.88%,  07/15/40 ................. 357 341,220
3.70%,  02/15/42 ................. 380 303,481
3.63%,  05/01/43 ................. 409 321,445
4.60%,  05/26/45 ................. 478 423,893
4.88%,  12/09/45 ................. 1,231 1,132,769
4.45%,  03/01/47 ................. 1,226 1,059,682
4.45%,  09/01/48 ................. 792 680,299
3.63%,  09/01/49 ................. 1,549 1,151,979
4.20%,  04/01/50 ................. 1,248 1,019,126
5.15%,  09/09/52 ................. 520 491,224
5.45%,  08/14/53 ................. 955 940,955
Meituan
4.50%,  04/02/28
(c)
................ 1,200 1,172,583
4.63%,  10/02/29
(c)
................ 1,200 1,168,271
3.05%,  10/28/30
(e)
................ 1,200 1,063,835
Melco Resorts Finance Ltd.
4.88%,  06/06/25
(e)
................ 275 271,983
5.25%,  04/26/26
(e)
................ 454 444,964
5.63%,  07/17/27
(e)
................ 610 591,235
5.75%,  07/21/28
(c)
................ 880 841,213
5.38%,  12/04/29
(c)
................ 1,165 1,071,609
7.63%,  04/17/32
(c)
................ 785 796,251
Merlin Entertainments Group US Holdings, Inc.,
7.38%,  02/15/31
(c)
............... 515 505,247
Merlin Entertainments Ltd., 5.75%,  06/15/26
(c)
390 384,425
MGM China Holdings Ltd.
(c)
5.25%,  06/18/25 ................. 175 174,111
5.88%,  05/15/26 ................. 835 830,524
4.75%,  02/01/27 ................. 750 725,627
7.13%,  06/26/31 ................. 500 508,147
MGM Resorts International
4.63%,  09/01/26 ................. 342 338,978
5.50%,  04/15/27 ................. 648 646,532
4.75%,  10/15/28
(d)
................ 800 772,898
6.13%,  09/15/29 ................. 910 906,953
6.50%,  04/15/32
(d)
................ 750 750,093
Midwest Gaming Borrower LLC,
4.88%,  05/01/29
(c)
............... 770 727,282
Minor International PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
7.92%), 2.70%
(e)(g)(i)
............... 200 192,557
Mohegan Tribal Gaming Authority
(c)
8.00%,  02/01/26 ................. 1,155 1,147,252
13.25%,  12/15/27 ................. 480 544,203
Motion Bondco DAC, 6.63%,  11/15/27
(c)
.... 375 353,949
NCL Corp. Ltd.
(c)
5.88%,  03/15/26 ................. 1,350 1,348,163
5.88%,  02/15/27 ................. 1,030 1,028,915
8.38%,  02/01/28 ................. 578 605,458
8.13%,  01/15/29 ................. 760 804,509
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.75%,  02/15/29
(d)
................ USD 600 $ 635,186
6.25%,  03/01/30 ................. 345 341,746
NCL Finance Ltd., 6.13%,  03/15/28
(c)
..... 485 487,898
Ontario Gaming GTA LP, 8.00%,  08/01/30
(c)
. 400 411,220
Papa John's International, Inc.,
3.88%,  09/15/29
(c)(d)
............... 390 355,814
Penn Entertainment, Inc.
(c)
5.63%,  01/15/27 ................. 390 382,877
4.13%,  07/01/29 ................. 385 345,445
Premier Entertainment Sub LLC
(c)
5.63%,  09/01/29 ................. 755 533,424
5.88%,  09/01/31 ................. 755 489,321
Raising Cane's Restaurants LLC,
9.38%,  05/01/29
(c)
............... 480 516,342
Raptor Acquisition Corp., 4.88%,  11/01/26
(c)
. 335 331,579
Resorts World Las Vegas LLC
4.63%,  04/16/29
(e)
................ 800 705,475
8.45%,  07/27/30
(c)
................ 402 416,643
4.63%,  04/06/31
(c)
................ 420 356,016
Royal Caribbean Cruises Ltd.
4.25%,  07/01/26
(c)
................ 585 574,116
5.50%,  08/31/26
(c)
................ 1,012 1,012,909
5.38%,  07/15/27
(c)
................ 955 953,105
7.50%,  10/15/27 ................. 300 317,946
3.70%,  03/15/28 ................. 501 477,312
5.50%,  04/01/28
(c)
................ 1,805 1,805,063
5.63%,  09/30/31
(c)
................ 1,480 1,475,193
6.25%,  03/15/32
(c)
................ 1,335 1,360,206
6.00%,  02/01/33
(c)
................ 2,040 2,052,540
Sabre GLBL, Inc.
(c)(d)
8.63%,  06/01/27 ................. 900 868,707
11.25%,  12/15/27 ................. 555 570,999
Sands China Ltd.
(j)
3.80%,  01/08/26 ................. 875 858,107
2.30%,  03/08/27
(d)
................ 755 702,790
5.40%,  08/08/28 ................. 1,963 1,953,934
2.85%,  03/08/29 ................. 820 735,610
4.38%,  06/18/30 ................. 860 810,069
3.25%,  08/08/31 ................. 705 610,573
Scientific Games Holdings LP,
6.63%,  03/01/30
(c)
............... 820 798,928
SeaWorld Parks & Entertainment, Inc.,
5.25%,  08/15/29
(c)
............... 650 624,648
Six Flags Entertainment Corp.
(c)
5.50%,  04/15/27 ................. 480 476,849
7.25%,  05/15/31 ................. 820 840,435
6.63%,  05/01/32
(d)
................ 870 886,082
Sizzling Platter LLC, 8.50%,  11/28/25
(c)
.... 265 265,517
Sodexo, Inc.
(c)
1.63%,  04/16/26 ................. 660 627,545
2.72%,  04/16/31 ................. 400 344,034
Speedway Motorsports LLC, 4.88%,  11/01/27
(c)
365 356,848
Starbucks Corp.
4.75%,  02/15/26 ................. 560 560,848
2.45%,  06/15/26 ................. 880 851,816
4.85%,  02/08/27 ................. 615 618,782
2.00%,  03/12/27 ................. 1,195 1,127,870
3.50%,  03/01/28 ................. 617 597,179
4.00%,  11/15/28 ................. 1,010 987,323
3.55%,  08/15/29 ................. 973 927,915
2.25%,  03/12/30 ................. 713 628,580
2.55%,  11/15/30 ................. 1,396 1,227,841
4.90%,  02/15/31 ................. 800 804,142
3.00%,  02/14/32 ................. 890 787,801
4.80%,  02/15/33
(d)
................ 530 526,382

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.00%,  02/15/34 ................. USD 670 $ 663,883
4.30%,  06/15/45 ................. 400 334,479
3.75%,  12/01/47 ................. 555 419,597
4.50%,  11/15/48 ................. 931 798,354
4.45%,  08/15/49 ................. 975 823,498
3.35%,  03/12/50 ................. 540 375,533
3.50%,  11/15/50 ................. 1,373 988,371
Station Casinos LLC
(c)
4.50%,  02/15/28 ................. 655 625,396
4.63%,  12/01/31 ................. 505 458,847
6.63%,  03/15/32 ................. 500 501,978
Studio City Co. Ltd., 7.00%,  02/15/27
(c)
.... 351 352,144
Studio City Finance Ltd.
(c)
6.00%,  07/15/25 ................. 250 249,361
6.50%,  01/15/28 ................. 525 506,480
5.00%,  01/15/29 ................. 1,200 1,083,424
Sunny Express Enterprises Corp.
(e)
2.95%,  03/01/27 ................. 600 579,055
3.00%,  10/23/29 ................. 400 369,083
3.13%,  04/23/30 ................. 600 555,919
TKC Holdings, Inc.
(c)
6.88%,  05/15/28 ................. 420 413,468
10.50%,  05/15/29 ................. 670 676,780
Travel + Leisure Co.
6.60%,  10/01/25 ................. 258 259,835
6.63%,  07/31/26
(c)
................ 640 644,965
6.00%,  04/01/27 ................. 435 438,854
4.50%,  12/01/29
(c)
................ 615 574,478
4.63%,  03/01/30
(c)
................ 345 321,680
Vail Resorts, Inc., 6.50%,  05/15/32
(c)
...... 595 609,501
Viking Cruises Ltd.
(c)
5.88%,  09/15/27 ................. 775 770,219
7.00%,  02/15/29 ................. 470 473,525
9.13%,  07/15/31 ................. 715 772,520
Viking Ocean Cruises Ship VII Ltd.,
5.63%,  02/15/29
(c)
............... 354 349,306
VOC Escrow Ltd., 5.00%,  02/15/28
(c)
...... 705 685,799
Wyndham Hotels & Resorts, Inc.,
4.38%,  08/15/28
(c)
............... 490 465,866
Wynn Las Vegas LLC, 5.25%,  05/15/27
(c)
... 910 903,347
Wynn Macau Ltd.
(c)
5.50%,  01/15/26 ................. 991 980,563
5.50%,  10/01/27 ................. 745 722,218
5.63%,  08/26/28 ................. 1,405 1,350,354
5.13%,  12/15/29 ................. 1,015 942,652
Wynn Resorts Finance LLC
(c)
5.13%,  10/01/29 ................. 747 725,221
7.13%,  02/15/31 ................. 980 1,030,600
6.25%,  03/15/33 ................. 800 796,454
Yum! Brands, Inc.
4.75%,  01/15/30
(c)
................ 795 768,896
3.63%,  03/15/31 ................. 1,011 915,741
4.63%,  01/31/32 ................. 1,115 1,045,927
5.38%,  04/01/32 ................. 995 968,319
6.88%,  11/15/37 ................. 330 367,128
5.35%,  11/01/43 ................. 277 269,923
201,229,180
Household Durables — 0.1%
Adams Homes, Inc., 9.25%,  10/15/28
(c)
.... 415 433,309
Arcelik A/S, 8.50%,  09/25/28
(e)
......... 400 418,808
Ashton Woods USA LLC
(c)
6.63%,  01/15/28 ................. 235 234,972
4.63%,  08/01/29 ................. 355 331,748
4.63%,  04/01/30 ................. 400 368,328
Security
Par (000)
Par (000) Value
Household Durables (continued)
Beazer Homes USA, Inc.
5.88%,  10/15/27 ................. USD 355 $ 352,085
7.25%,  10/15/29
(d)
................ 355 360,826
7.50%,  03/15/31
(c)
................ 255 262,406
Brookfield Residential Properties, Inc.
(c)
6.25%,  09/15/27 ................. 577 572,679
5.00%,  06/15/29 ................. 350 331,435
4.88%,  02/15/30 ................. 475 442,260
CD&R Smokey Buyer, Inc., 9.50%,  10/15/29
(c)
775 784,985
Century Communities, Inc.
6.75%,  06/01/27 ................. 544 547,278
3.88%,  08/15/29
(c)
................ 463 420,902
DR Horton, Inc.
1.30%,  10/15/26 ................. 950 891,976
1.40%,  10/15/27 ................. 360 330,236
5.00%,  10/15/34 ................. 40 39,037
Dream Finders Homes, Inc., 8.25%,  08/15/28
(c)
300 313,839
Empire Communities Corp., 9.75%,  05/01/29
(c)
480 502,333
Installed Building Products, Inc.,
5.75%,  02/01/28
(c)
............... 305 302,962
K. Hovnanian Enterprises, Inc.,
11.75%,  09/30/29
(c)
............... 505 556,574
KB Home
6.88%,  06/15/27 ................. 270 278,727
4.80%,  11/15/29 ................. 304 291,817
7.25%,  07/15/30 ................. 305 315,856
4.00%,  06/15/31 ................. 370 333,079
Landsea Homes Corp., 8.88%,  04/01/29
(c)
.. 325 332,584
Leggett & Platt, Inc.
3.50%,  11/15/27 ................. 583 552,940
4.40%,  03/15/29 ................. 711 667,624
3.50%,  11/15/51 ................. 450 291,130
Lennar Corp.
5.25%,  06/01/26 ................. 605 607,909
5.00%,  06/15/27 ................. 915 920,357
4.75%,  11/29/27 ................. 730 730,139
LG Electronics, Inc.
(e)
5.63%,  04/24/27 ................. 400 406,232
5.63%,  04/24/29 ................. 200 204,027
LGI Homes, Inc.
(c)
8.75%,  12/15/28 ................. 430 452,762
4.00%,  07/15/29 ................. 310 277,680
M/I Homes, Inc.
4.95%,  02/01/28 ................. 360 348,084
3.95%,  02/15/30 ................. 305 277,717
Mattamy Group Corp.
(c)
5.25%,  12/15/27 ................. 495 487,912
4.63%,  03/01/30 ................. 600 561,501
MDC Holdings, Inc.
3.85%,  01/15/30 ................. 520 493,634
2.50%,  01/15/31 ................. 811 710,429
6.00%,  01/15/43 ................. 825 844,656
3.97%,  08/06/61
(d)
................ 265 209,611
Meritage Homes Corp.
5.13%,  06/06/27 ................. 325 325,227
3.88%,  04/15/29
(c)
................ 785 733,458
Midea Investment Development Co. Ltd.,
2.88%,  02/24/27
(e)
............... 400 383,385
Mohawk Industries, Inc.
5.85%,  09/18/28 ................. 870 897,394
3.63%,  05/15/30 ................. 530 495,095
New Home Co., Inc. (The), 9.25%,  10/01/29
(c)
335 351,095
Newell Brands, Inc.
(j)
4.88%,  06/01/25 ................. 200 200,000
5.70%,  04/01/26 ................. 1,975 1,979,714

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
6.38%,  09/15/27
(d)
................ USD 540 $ 546,601
6.63%,  09/15/29 ................. 603 614,553
6.88%,  04/01/36
(d)
................ 525 522,455
7.00%,  04/01/46 ................. 672 622,912
NVR, Inc., 3.00%,  05/15/30 ........... 305 276,159
Panasonic Holdings Corp.
(c)
3.11%,  07/19/29 ................. 370 343,349
5.30%,  07/16/34 ................. 455 457,484
PulteGroup, Inc.
5.00%,  01/15/27 ................. 829 831,409
7.88%,  06/15/32 ................. 303 352,616
6.38%,  05/15/33 ................. 420 449,539
6.00%,  02/15/35 ................. 468 489,550
Shea Homes LP
4.75%,  02/15/28 ................. 397 379,044
4.75%,  04/01/29 ................. 305 289,141
STL Holding Co. LLC, 8.75%,  02/15/29
(c)
... 260 276,237
SWF Holdings I Corp., 6.50%,  10/01/29
(c)(d)
.. 575 375,919
Taylor Morrison Communities, Inc.
(c)
5.88%,  06/15/27 ................. 475 477,631
5.75%,  01/15/28 ................. 450 449,881
5.13%,  08/01/30 ................. 505 489,322
Tempur Sealy International, Inc.
(c)
4.00%,  04/15/29 ................. 790 727,529
3.88%,  10/15/31 ................. 795 692,153
Toll Brothers Finance Corp.
4.88%,  11/15/25 ................. 1,304 1,302,972
4.88%,  03/15/27 ................. 804 803,547
4.35%,  02/15/28 ................. 915 898,478
3.80%,  11/01/29 ................. 715 678,459
TopBuild Corp.
(c)
3.63%,  03/15/29 ................. 420 384,679
4.13%,  02/15/32 ................. 505 450,232
TRI Pointe Homes, Inc.
5.25%,  06/01/27 ................. 288 284,516
5.70%,  06/15/28 ................. 285 283,211
Vestel Elektronik Sanayi ve Ticaret A/S,
9.75%,  05/15/29
(e)
............... 600 600,122
Whirlpool Corp.
4.75%,  02/26/29 ................. 678 670,653
2.40%,  05/15/31 ................. 205 170,990
4.70%,  05/14/32 ................. 870 836,758
5.50%,  03/01/33
(d)
................ 865 861,378
5.75%,  03/01/34 ................. 330 328,232
4.50%,  06/01/46 ................. 490 394,933
4.60%,  05/15/50 ................. 575 461,223
43,834,620
Household Products — 0.1%
Central Garden & Pet Co.
5.13%,  02/01/28 ................. 300 295,399
4.13%,  10/15/30 ................. 497 450,784
4.13%,  04/30/31
(c)
................ 392 350,934
Church & Dwight Co., Inc.
3.15%,  08/01/27 ................. 885 856,227
2.30%,  12/15/31 ................. 365 308,784
5.60%,  11/15/32 ................. 905 949,200
3.95%,  08/01/47 ................. 434 344,828
5.00%,  06/15/52 ................. 520 490,437
Clorox Co. (The)
3.10%,  10/01/27 ................. 1,499 1,436,855
3.90%,  05/15/28 ................. 490 478,458
4.40%,  05/01/29 ................. 200 198,030
1.80%,  05/15/30 ................. 578 494,063
4.60%,  05/01/32 ................. 245 241,266
Security
Par (000)
Par (000) Value
Household Products (continued)
Colgate-Palmolive Co.
4.80%,  03/02/26 ................. USD 455 $ 457,770
3.10%,  08/15/27 ................. 680 659,882
4.60%,  03/01/28 ................. 605 613,221
3.25%,  08/15/32 ................. 575 523,579
4.60%,  03/01/33 ................. 635 634,157
4.00%,  08/15/45 ................. 820 698,747
3.70%,  08/01/47 ................. 625 500,369
Energizer Holdings, Inc.
(c)
6.50%,  12/31/27
(d)
................ 305 308,502
4.75%,  06/15/28 ................. 574 552,287
4.38%,  03/31/29 ................. 760 710,222
Kimberly-Clark Corp.
2.75%,  02/15/26 ................. 672 656,958
1.05%,  09/15/27 ................. 475 432,246
3.95%,  11/01/28 ................. 467 458,029
3.20%,  04/25/29 ................. 668 633,313
3.10%,  03/26/30 ................. 888 824,596
2.00%,  11/02/31
(d)
................ 365 309,567
4.50%,  02/16/33 ................. 530 523,576
6.63%,  08/01/37 ................. 762 874,169
5.30%,  03/01/41 ................. 210 210,652
3.20%,  07/30/46 ................. 610 441,581
3.90%,  05/04/47 ................. 405 327,143
2.88%,  02/07/50 ................. 603 409,049
Kimberly-Clark de Mexico SAB de CV,
2.43%,  07/01/31
(e)
............... 600 515,334
Kronos Acquisition Holdings, Inc.
(c)
8.25%,  06/30/31 ................. 555 549,146
10.75%,  06/30/32
(d)
............... 455 424,392
Procter & Gamble Co. (The)
4.10%,  01/26/26 ................. 548 547,120
2.70%,  02/02/26 ................. 641 628,896
1.00%,  04/23/26 ................. 491 469,146
2.45%,  11/03/26 ................. 643 620,512
1.90%,  02/01/27 ................. 565 536,557
2.80%,  03/25/27 ................. 875 846,266
2.85%,  08/11/27 ................. 1,455 1,400,845
3.95%,  01/26/28 ................. 645 637,724
4.35%,  01/29/29 ................. 810 810,787
4.15%,  10/24/29 ................. 500 496,642
3.00%,  03/25/30 ................. 2,100 1,951,250
1.20%,  10/29/30 ................. 2,000 1,658,738
1.95%,  04/23/31 ................. 481 416,836
2.30%,  02/01/32 ................. 367 319,977
4.05%,  01/26/33 ................. 1,490 1,441,461
4.55%,  01/29/34 ................. 690 685,616
5.80%,  08/15/34 ................. 595 644,317
4.55%,  10/24/34
(d)
................ 500 497,277
5.55%,  03/05/37 ................. 285 304,860
3.55%,  03/25/40 ................. 455 385,295
3.50%,  10/25/47
(d)
................ 710 561,587
3.60%,  03/25/50 ................. 705 565,506
Reckitt Benckiser Treasury Services plc,
3.00%,  06/26/27
(c)
............... 1,583 1,516,988
SC Johnson & Son, Inc.
(c)
4.00%,  05/15/43 ................. 265 212,276
4.75%,  10/15/46 ................. 1,175 1,028,430
39,328,661
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30%,  03/15/29 ................. 400 407,536

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.84%),
8.15%,  06/10/55
(g)
............... USD 600 $ 612,630
AES Corp. (The)
1.38%,  01/15/26 ................. 1,010 967,351
5.45%,  06/01/28 ................. 790 797,180
3.95%,  07/15/30
(c)(d)
............... 1,222 1,134,086
2.45%,  01/15/31 ................. 515 433,528
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60%,  01/15/55
(g)
............... 930 962,431
Alexander Funding Trust II, 7.47%,  07/31/28
(c)
664 702,608
Atlantica Sustainable Infrastructure plc,
4.13%,  06/15/28
(c)
............... 385 367,803
Aydem Yenilenebilir Enerji A/S,
7.75%,  02/02/27
(e)
............... 600 595,020
Basin Electric Power Cooperative,
4.75%,  04/26/47
(c)(d)
............... 438 377,592
Calpine Corp.
(c)
5.25%,  06/01/26 ................. 146 145,274
4.50%,  02/15/28 ................. 1,230 1,184,764
5.13%,  03/15/28 ................. 1,374 1,343,674
4.63%,  02/01/29 ................. 645 612,634
5.00%,  02/01/31 ................. 1,262 1,191,022
3.75%,  03/01/31 ................. 905 815,438
Cikarang Listrindo Tbk. PT, 4.95%,  09/14/26
(e)
400 395,734
Clearway Energy Operating LLC
(c)
4.75%,  03/15/28 ................. 776 752,795
3.75%,  02/15/31 ................. 938 838,252
3.75%,  01/15/32 ................. 350 310,165
Colbun SA
(e)
3.95%,  10/11/27 ................. 400 386,886
3.15%,  03/06/30 ................. 1,000 902,003
3.15%,  01/19/32 ................. 400 344,623
Cometa Energia SA de CV, 6.38%,  04/24/35
(e)
614 602,455
Constellation Energy Generation LLC
5.60%,  03/01/28 ................. 800 820,829
5.80%,  03/01/33 ................. 475 493,169
6.13%,  01/15/34 ................. 505 538,048
6.25%,  10/01/39 ................. 895 953,677
5.75%,  10/01/41 ................. 435 437,393
5.60%,  06/15/42 ................. 1,120 1,108,172
6.50%,  10/01/53 ................. 945 1,037,482
5.75%,  03/15/54 ................. 725 730,179
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%,  08/01/35
(c)
........... 400 386,534
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%,  01/31/41
(c)
.... 1,250 1,253,063
Great River Energy
(c)(d)
6.25%,  07/01/38 ................. 247 251,664
7.23%,  07/01/38 ................. 791 858,235
JERA Co., Inc., 3.67%,  04/14/27
(e)
....... 200 193,969
Lightning Power LLC, 7.25%,  08/15/32
(c)
... 1,475 1,535,199
Oglethorpe Power Corp.
6.19%,  01/01/31
(c)
................ 394 405,917
5.95%,  11/01/39 ................. 620 642,466
5.38%,  11/01/40 ................. 390 374,672
4.50%,  04/01/47 ................. 430 361,329
5.05%,  10/01/48 ................. 561 508,939
3.75%,  08/01/50 ................. 310 229,727
5.25%,  09/01/50 ................. 413 382,882
6.20%,  12/01/53 ................. 600 638,110
5.80%,  06/01/54
(c)
................ 455 460,865
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Pertamina Geothermal Energy PT,
5.15%,  04/27/28
(d)(e)
.............. USD 400 $ 399,684
ReNew Wind Energy AP2, 4.50%,  07/14/28
(e)
600 559,030
San Miguel Global Power Holdings Corp.
(e)(g)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.55%), 5.70% 600 586,990
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% 600 575,556
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 600 625,436
Southern Power Co.
4.15%,  12/01/25 ................. 1,077 1,067,998
0.90%,  01/15/26 ................. 190 181,322
5.15%,  09/15/41 ................. 590 563,885
5.25%,  07/15/43 ................. 284 271,302
Series F, 4.95%,  12/15/46 ........... 371 332,021
Talen Energy Supply LLC, 8.63%,  06/01/30
(c)
1,180 1,272,888
TransAlta Corp.
7.75%,  11/15/29 ................. 383 404,273
6.50%,  03/15/40 ................. 322 330,723
Tri-State Generation & Transmission
Association, Inc., 6.00%,  06/15/40
(c)
..... 210 203,561
Zorlu Enerji Elektrik Uretim A/S,
11.00%,  04/23/30
(c)
............... 800 800,920
39,961,593
Industrial Conglomerates — 0.1%
3M Co.
2.25%,  09/19/26 ................. 555 531,188
2.88%,  10/15/27 ................. 727 692,995
3.63%,  09/14/28 ................. 592 571,780
3.38%,  03/01/29 ................. 992 939,091
2.38%,  08/26/29 ................. 1,117 1,003,772
3.05%,  04/15/30 ................. 1,038 955,628
5.70%,  03/15/37
(d)
................ 415 438,954
3.88%,  06/15/44 ................. 520 423,081
3.13%,  09/19/46 ................. 555 395,149
3.63%,  10/15/47 ................. 657 495,630
4.00%,  09/14/48
(d)
................ 1,231 1,025,124
3.25%,  08/26/49 ................. 1,353 957,713
3.70%,  04/15/50 ................. 240 184,572
Alfa SAB de CV, 6.88%,  03/25/44
(e)
...... 400 432,950
CITIC Ltd.
(e)
3.70%,  06/14/26 ................. 400 392,995
2.88%,  02/17/27 ................. 1,200 1,153,320
3.88%,  02/28/27 ................. 600 589,248
4.00%,  01/11/28 ................. 400 390,932
2.85%,  02/25/30 ................. 800 728,801
3.50%,  02/17/32 ................. 200 182,191
Honeywell International, Inc.
2.50%,  11/01/26 ................. 2,148 2,072,454
1.10%,  03/01/27 ................. 1,100 1,021,115
4.65%,  07/30/27 ................. 1,130 1,136,375
4.95%,  02/15/28 ................. 550 560,258
4.25%,  01/15/29 ................. 735 730,167
2.70%,  08/15/29 ................. 1,140 1,051,523
4.88%,  09/01/29 ................. 670 678,013
4.70%,  02/01/30 ................. 675 677,227
1.95%,  06/01/30 ................. 1,040 904,904
1.75%,  09/01/31 ................. 825 684,288
4.95%,  09/01/31 ................. 965 980,766
4.75%,  02/01/32 ................. 675 674,722
5.00%,  02/15/33 ................. 620 628,302
4.50%,  01/15/34 ................. 920 894,659

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
5.00%,  03/01/35 ................. USD 1,275 $ 1,280,795
5.70%,  03/15/36 ................. 719 766,108
5.70%,  03/15/37 ................. 732 774,364
5.38%,  03/01/41 ................. 100 101,558
3.81%,  11/21/47 ................. 564 452,089
2.80%,  06/01/50 ................. 1,152 771,629
5.25%,  03/01/54 ................. 835 829,802
5.35%,  03/01/64 ................. 600 597,576
Hutchison Whampoa International 03/33 Ltd.,
7.45%,  11/24/33
(c)
................ 400 463,763
Pentair Finance SARL
4.50%,  07/01/29 ................. 725 706,595
5.90%,  07/15/32 ................. 220 230,432
32,154,598
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP,
5.41%,  09/12/34 ................ 210 204,777
Cibanco SA Ibm, 4.96%,  07/18/29
(e)
...... 400 385,963
Goodman US Finance Five LLC,
4.63%,  05/04/32
(c)
............... 350 334,989
Goodman US Finance Four LLC,
4.50%,  10/15/37
(c)
............... 40 35,677
Goodman US Finance Six LLC,
5.13%,  10/07/34
(c)
............... 350 342,567
Goodman US Finance Three LLC,
3.70%,  03/15/28
(c)(d)
............... 540 514,965
LXP Industrial Trust
6.75%,  11/15/28 ................. 745 781,945
2.70%,  09/15/30 ................. 185 159,971
2.38%,  10/01/31 ................. 80 65,068
Prologis LP
3.25%,  06/30/26 ................. 357 349,917
3.25%,  10/01/26 ................. 605 591,618
2.13%,  04/15/27 ................. 763 720,837
3.38%,  12/15/27 ................. 295 285,421
4.88%,  06/15/28 ................. 900 907,800
3.88%,  09/15/28 ................. 530 515,713
4.00%,  09/15/28 ................. 357 349,036
4.38%,  02/01/29 ................. 465 460,472
2.88%,  11/15/29 ................. 400 367,613
2.25%,  04/15/30 ................. 1,011 889,832
1.75%,  07/01/30 ................. 978 830,044
1.25%,  10/15/30 ................. 941 773,514
1.75%,  02/01/31 ................. 465 389,427
1.63%,  03/15/31 ................. 305 250,459
2.25%,  01/15/32 ................. 470 394,759
4.63%,  01/15/33 ................. 430 420,810
4.75%,  06/15/33 ................. 670 657,390
5.13%,  01/15/34 ................. 744 744,505
5.00%,  03/15/34 ................. 685 677,878
5.00%,  01/31/35 ................. 485 479,369
4.38%,  09/15/48 ................. 535 456,671
3.05%,  03/01/50 ................. 337 226,425
3.00%,  04/15/50 ................. 688 457,310
2.13%,  10/15/50 ................. 618 337,217
5.25%,  06/15/53 ................. 785 758,036
5.25%,  03/15/54 ................. 630 607,359
Rexford Industrial Realty LP
5.00%,  06/15/28 ................. 235 234,809
2.13%,  12/01/30 ................. 540 454,509
2.15%,  09/01/31 ................. 415 342,548
17,757,220
Security
Par (000)
Par (000) Value
Insurance — 1.4%
Accident Fund Insurance Co. of America,
8.50%,  08/01/32
(c)(d)
............... USD 5 $ 4,922
ACE Capital Trust II, 9.70%,  04/01/30 ..... 528 644,542
Acrisure LLC
(c)
8.25%,  02/01/29 ................. 920 935,190
4.25%,  02/15/29 ................. 760 715,015
8.50%,  06/15/29 ................. 490 503,114
6.00%,  08/01/29 ................. 500 472,648
7.50%,  11/06/30 ................. 1,215 1,233,983
AEGON Funding Co. LLC, 5.50%,  04/16/27
(c)(d)
550 555,376
Aegon Ltd., (6-mo. LIBOR USD + 3.54%),
5.50%,  04/11/48
(g)
................ 340 336,396
Aflac, Inc.
1.13%,  03/15/26 ................. 400 381,101
2.88%,  10/15/26 ................. 567 549,438
3.60%,  04/01/30 ................. 1,075 1,016,243
4.00%,  10/15/46 ................. 402 323,435
4.75%,  01/15/49 ................. 525 470,404
AIA Group Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.76%),
2.70%
(e)(g)(i)
.................... 600 577,931
5.63%,  10/25/27
(c)
................ 2,285 2,357,814
3.90%,  04/06/28
(c)
................ 798 775,320
3.60%,  04/09/29
(c)
................ 963 917,645
3.38%,  04/07/30
(c)
................ 1,461 1,363,042
4.95%,  04/04/33
(c)(d)
............... 1,495 1,494,224
5.38%,  04/05/34
(c)(d)
............... 535 540,673
4.95%,  03/30/35
(c)
................ 280 274,146
3.20%,  09/16/40
(c)
................ 1,670 1,289,174
4.88%,  03/11/44
(c)
................ 390 371,828
4.50%,  03/16/46
(c)
................ 590 532,008
5.40%,  09/30/54
(c)
................ 220 213,423
AIG SunAmerica Global Financing X,
6.90%,  03/15/32
(c)
............... 1,036 1,137,900
Alleghany Corp.
3.63%,  05/15/30 ................. 95 89,801
4.90%,  09/15/44 ................. 330 307,934
3.25%,  08/15/51 ................. 535 370,397
Alliant Holdings Intermediate LLC
(c)
4.25%,  10/15/27 ................. 770 730,412
6.75%,  10/15/27 ................. 1,310 1,305,117
6.75%,  04/15/28 ................. 1,255 1,262,284
5.88%,  11/01/29 ................. 464 438,274
7.00%,  01/15/31 ................. 1,445 1,455,637
6.50%,  10/01/31 ................. 995 987,203
7.38%,  10/01/32 ................. 700 694,945
Allianz SE
(c)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.35%,  09/06/53 ................ 795 845,388
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
5.60%,  09/03/54 ................ 1,070 1,075,679
Allstate Corp. (The)
0.75%,  12/15/25 ................. 615 588,300
3.28%,  12/15/26 ................. 1,076 1,047,208
5.05%,  06/24/29 ................. 350 353,096
1.45%,  12/15/30 ................. 1,395 1,138,549
5.25%,  03/30/33 ................. 425 428,037
5.35%,  06/01/33
(d)
................ 123 124,520
5.55%,  05/09/35 ................. 757 775,182
5.95%,  04/01/36 ................. 385 410,679
4.50%,  06/15/43 ................. 403 352,358
4.20%,  12/15/46 ................. 713 588,557

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.85%,  08/10/49 ................. USD 695 $ 536,021
(3-mo. LIBOR USD + 2.12%),
6.50%,  05/15/57
(g)
............... 754 781,495
American Financial Group, Inc.
5.25%,  04/02/30 ................. 175 178,280
4.50%,  06/15/47 ................. 864 732,554
American International Group, Inc.
4.20%,  04/01/28 ................. 675 661,734
3.40%,  06/30/30 ................. 1,370 1,269,020
5.13%,  03/27/33 ................. 645 645,090
3.88%,  01/15/35 ................. 360 322,415
6.25%,  05/01/36 ................. 270 288,889
4.50%,  07/16/44 ................. 860 750,337
4.80%,  07/10/45 ................. 779 705,193
4.75%,  04/01/48 ................. 1,214 1,096,578
Series A-9, (3-mo. LIBOR USD + 2.87%),
5.75%,  04/01/48
(g)
............... 1,054 1,051,195
4.38%,  06/30/50 ................. 850 720,753
American National Group, Inc.
5.00%,  06/15/27 ................. 916 909,165
5.75%,  10/01/29 ................. 5 5,015
6.14%,  06/13/32
(c)
................ 100 98,785
Americo Life, Inc., 3.45%,  04/15/31
(c)
..... 620 519,886
AmFam Holdings, Inc.
(c)
2.81%,  03/11/31 ................. 830 643,931
3.83%,  03/11/51 ................. 730 440,182
AmWINS Group, Inc.
(c)
6.38%,  02/15/29 ................. 720 724,038
4.88%,  06/30/29 ................. 730 687,100
Aon Corp.
8.21%,  01/01/27 ................. 675 718,538
2.85%,  05/28/27 ................. 525 502,630
4.50%,  12/15/28 ................. 506 501,292
3.75%,  05/02/29 ................. 1,274 1,219,026
2.80%,  05/15/30 ................. 1,428 1,279,271
2.05%,  08/23/31 ................. 650 542,881
2.60%,  12/02/31 ................. 310 266,232
5.00%,  09/12/32 ................. 560 557,352
5.35%,  02/28/33 ................. 721 730,219
6.25%,  09/30/40 ................. 230 244,182
2.90%,  08/23/51 ................. 460 290,489
3.90%,  02/28/52 ................. 1,300 993,319
Aon Global Ltd.
3.88%,  12/15/25 ................. 1,167 1,156,160
4.60%,  06/14/44 ................. 1,145 1,003,329
4.75%,  05/15/45 ................. 417 371,401
Aon North America, Inc.
5.13%,  03/01/27 ................. 710 719,133
5.15%,  03/01/29 ................. 910 919,808
5.30%,  03/01/31 ................. 900 916,204
5.45%,  03/01/34 ................. 1,400 1,422,695
5.75%,  03/01/54 ................. 1,600 1,620,355
APH Somerset Investor 2 LLC,
7.88%,  11/01/29
(c)
................ 900 899,060
Arch Capital Finance LLC
4.01%,  12/15/26 ................. 642 631,478
5.03%,  12/15/46 ................. 468 426,366
Arch Capital Group Ltd.
7.35%,  05/01/34 ................. 358 409,924
3.64%,  06/30/50 ................. 861 632,576
Arch Capital Group US, Inc., 5.14%,  11/01/43 648 604,543
Ardonagh Finco Ltd., 7.75%,  02/15/31
(c)
.... 755 774,289
Ardonagh Group Finance Ltd.,
8.88%,  02/15/32
(c)
............... 1,000 1,023,837
Security
Par (000)
Par (000) Value
Insurance (continued)
Argentum Netherlands BV for Swiss Re
Ltd., (3-mo. LIBOR USD + 3.78%),
5.63%,  08/15/52
(e)(g)
.............. USD 400 $ 399,508
Arthur J Gallagher & Co.
2.40%,  11/09/31 ................. 745 626,997
5.50%,  03/02/33 ................. 195 199,106
6.50%,  02/15/34 ................. 645 698,215
5.45%,  07/15/34 ................. 305 307,863
3.50%,  05/20/51 ................. 1,390 977,317
3.05%,  03/09/52 ................. 900 568,393
5.75%,  03/02/53 ................. 617 615,563
6.75%,  02/15/54 ................. 350 396,261
5.75%,  07/15/54 ................. 345 346,847
Ascot Group Ltd., 4.25%,  12/15/30
(c)
...... 580 499,897
Assurant, Inc.
4.90%,  03/27/28 ................. 687 683,521
3.70%,  02/22/30 ................. 376 348,893
2.65%,  01/15/32 ................. 140 117,464
(3-mo. LIBOR USD + 4.14%),
7.00%,  03/27/48
(g)
............... 401 408,868
Assured Guaranty Municipal Holdings,
Inc., (1-mo. LIBOR USD + 2.22%),
6.40%,  12/15/66
(c)(g)
............... 486 444,941
Assured Guaranty US Holdings, Inc.
6.13%,  09/15/28
(d)
................ 30 31,317
3.15%,  06/15/31
(d)
................ 455 404,370
3.60%,  09/15/51 ................. 698 492,330
AssuredPartners, Inc.
(c)
5.63%,  01/15/29 ................. 575 544,243
7.50%,  02/15/32 ................. 500 503,750
Athene Global Funding
(c)
1.45%,  01/08/26 ................. 165 158,229
5.62%,  05/08/26 ................. 175 176,580
1.61%,  06/29/26 ................. 1,030 974,991
4.86%,  08/27/26 ................. 350 349,387
1.73%,  10/02/26 ................. 787 741,363
2.95%,  11/12/26 ................. 493 473,797
5.34%,  01/15/27 ................. 130 130,821
5.52%,  03/25/27 ................. 850 859,799
5.35%,  07/09/27 ................. 280 281,925
2.45%,  08/20/27 ................. 200 186,712
2.50%,  03/24/28 ................. 120 110,171
1.99%,  08/19/28 ................. 1,670 1,490,147
2.72%,  01/07/29 ................. 275 249,549
5.58%,  01/09/29 ................. 865 877,529
2.55%,  11/19/30 ................. 795 683,282
2.67%,  06/07/31 ................. 460 391,893
5.53%,  07/11/31 ................. 885 896,361
2.65%,  10/04/31 ................. 400 337,311
Athene Holding Ltd.
4.13%,  01/12/28 ................. 1,266 1,231,119
6.15%,  04/03/30 ................. 840 879,058
3.50%,  01/15/31 ................. 807 732,501
6.65%,  02/01/33 ................. 340 365,631
5.88%,  01/15/34 ................. 895 910,864
3.95%,  05/25/51 ................. 825 606,680
3.45%,  05/15/52 ................. 391 258,176
6.25%,  04/01/54 ................. 820 841,629
AXA SA
8.60%,  12/15/30 ................. 30 36,148
(SOFR Index + 4.14%), 5.13%,  01/17/47
(e)
(g)
.......................... 400 399,170
AXIS Specialty Finance LLC
3.90%,  07/15/29 ................. 521 496,286

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.19%),
4.90%,  01/15/40
(g)
............... USD 176 $ 167,492
AXIS Specialty Finance plc, 4.00%,  12/06/27 905 878,475
Baldwin Insurance Group Holdings LLC,
7.13%,  05/15/31
(c)
............... 590 603,223
Beacon Funding Trust, 6.27%,  08/15/54
(c)
... 700 701,514
Beazley Insurance DAC, 5.50%,  09/10/29
(e)
. 400 393,020
Belrose Funding Trust, 2.33%,  08/15/30
(c)
... 720 605,609
Berkshire Hathaway Finance Corp.
2.30%,  03/15/27 ................. 1,270 1,215,582
1.85%,  03/12/30 ................. 649 565,980
1.45%,  10/15/30 ................. 1,740 1,455,267
2.88%,  03/15/32 ................. 970 864,541
5.75%,  01/15/40 ................. 938 1,007,948
4.40%,  05/15/42 ................. 1,158 1,068,702
4.30%,  05/15/43 ................. 595 530,906
4.20%,  08/15/48 ................. 1,621 1,394,990
4.25%,  01/15/49 ................. 1,605 1,399,706
2.85%,  10/15/50 ................. 1,768 1,156,632
2.50%,  01/15/51 ................. 1,497 918,820
3.85%,  03/15/52 ................. 2,200 1,737,790
Brighthouse Financial Global Funding
(c)
1.55%,  05/24/26 ................. 510 483,506
5.55%,  04/09/27 ................. 300 303,217
2.00%,  06/28/28 ................. 610 541,715
5.65%,  06/10/29 ................. 490 495,860
Brighthouse Financial, Inc.
3.70%,  06/22/27
(d)
................ 945 914,500
5.63%,  05/15/30
(d)
................ 695 709,852
4.70%,  06/22/47
(d)
................ 951 753,419
3.85%,  12/22/51 ................. 725 487,407
BroadStreet Partners, Inc., 5.88%,  04/15/29
(c)
730 695,810
Brown & Brown, Inc.
4.50%,  03/15/29 ................. 237 233,351
2.38%,  03/15/31 ................. 885 751,275
4.20%,  03/17/32 ................. 435 404,836
5.65%,  06/11/34 ................. 455 462,050
4.95%,  03/17/52 ................. 825 720,506
Cathaylife Singapore Pte. Ltd.
(e)
5.95%,  07/05/34 ................. 600 630,336
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.50%),
5.30%,  09/05/39
(g)
............... 200 198,140
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.23%),
5.35%,  08/15/33
(e)(g)
.............. 2,200 2,230,931
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e)(g)(i)
.................... 2,000 2,102,463
Chubb Corp. (The)
6.00%,  05/11/37 ................. 614 659,545
Series 1, 6.50%,  05/15/38 ........... 745 834,749
Chubb INA Holdings LLC
3.35%,  05/03/26 ................. 1,564 1,536,749
4.65%,  08/15/29 ................. 1,500 1,500,552
1.38%,  09/15/30 ................. 909 757,562
5.00%,  03/15/34 ................. 1,115 1,115,094
6.70%,  05/15/36 ................. 315 356,785
4.15%,  03/13/43 ................. 225 193,690
4.35%,  11/03/45 ................. 1,175 1,024,091
2.85%,  12/15/51 ................. 970 639,318
3.05%,  12/15/61 ................. 898 573,287
Security
Par (000)
Par (000) Value
Insurance (continued)
Cincinnati Financial Corp.
6.92%,  05/15/28 ................. USD 80 $ 85,559
6.13%,  11/01/34 ................. 913 969,251
CNA Financial Corp.
4.50%,  03/01/26 ................. 665 661,821
3.45%,  08/15/27 ................. 400 386,891
3.90%,  05/01/29 ................. 530 510,707
2.05%,  08/15/30 ................. 245 208,701
5.50%,  06/15/33 ................. 405 411,637
5.13%,  02/15/34 ................. 505 499,644
CNO Financial Group, Inc.
5.25%,  05/30/29 ................. 759 754,722
6.45%,  06/15/34 ................. 715 736,407
CNO Global Funding
(c)
1.75%,  10/07/26 ................. 365 343,265
5.88%,  06/04/27 ................. 205 209,067
2.65%,  01/06/29 ................. 490 438,988
4.95%,  09/09/29 ................. 350 345,698
Constellation Insurance, Inc.
(c)(j)
6.80%,  01/24/30 ................. 455 449,001
6.63%,  05/01/31
(d)
................ 230 225,339
Corebridge Global Funding
(c)
5.35%,  06/24/26
(d)
................ 325 328,362
5.75%,  07/02/26 ................. 930 945,883
4.65%,  08/20/27 ................. 310 309,412
5.90%,  09/19/28 ................. 600 619,546
5.20%,  01/12/29 ................. 840 845,606
5.20%,  06/24/29 ................. 475 478,103
Dai-ichi Life Insurance Co. Ltd. (The), (3-mo.
LIBOR USD + 3.66%), 4.00%
(c)(g)(i)
...... 15 14,676
Doctors Co. An Interinsurance Exchange (The),
4.50%,  01/18/32
(c)
............... 400 338,223
E.ON International Finance BV,
6.65%,  04/30/38
(c)
............... 550 599,793
Empower Finance 2020 LP
(c)
1.36%,  09/17/27 ................. 575 520,536
1.78%,  03/17/31 ................. 692 565,306
3.08%,  09/17/51 ................. 925 599,379
Enstar Finance LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.01%), 5.50%,  01/15/42
(g)
.......... 376 352,928
Enstar Group Ltd.
4.95%,  06/01/29 ................. 627 618,827
3.10%,  09/01/31 ................. 860 727,533
Equitable Financial Life Global Funding
(c)
5.50%,  12/02/25 ................. 870 877,245
1.00%,  01/09/26
(d)
................ 370 353,916
1.30%,  07/12/26 ................. 1,260 1,191,043
1.70%,  11/12/26 ................. 1,155 1,088,090
1.40%,  08/27/27 ................. 235 214,960
5.45%,  03/03/28 ................. 980 990,482
1.80%,  03/08/28 ................. 667 602,759
1.75%,  11/15/30 ................. 302 249,089
Everest Reinsurance Holdings, Inc.
4.87%,  06/01/44 ................. 480 425,166
3.50%,  10/15/50 ................. 815 563,244
3.13%,  10/15/52 ................. 854 540,874
F&G Annuities & Life, Inc.
7.40%,  01/13/28 ................. 505 525,288
6.50%,  06/04/29 ................. 585 592,916
6.25%,  10/04/34 ................. 175 169,689
F&G Global Funding
(c)
1.75%,  06/30/26 ................. 665 629,815
2.30%,  04/11/27 ................. 680 633,145
5.88%,  06/10/27 ................. 35 35,539

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
2.00%,  09/20/28
(d)
................ USD 761 $ 667,070
Fairfax Financial Holdings Ltd.
4.85%,  04/17/28 ................. 565 562,638
4.63%,  04/29/30 ................. 336 328,642
3.38%,  03/03/31 ................. 365 327,394
5.63%,  08/16/32 ................. 890 902,887
6.00%,  12/07/33 ................. 570 585,063
6.35%,  03/22/54 ................. 825 857,919
6.10%,  03/15/55
(c)
................ 585 589,871
Farmers Exchange Capital, 7.05%,  07/15/28
(c)
405 422,033
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%,  11/01/53
(c)(g)
.... 370 355,392
Farmers Exchange Capital III, (3-mo. LIBOR
USD + 3.45%), 5.45%,  10/15/54
(c)(g)
..... 720 648,334
Farmers Insurance Exchange, (3-mo. LIBOR
USD + 3.23%), 4.75%,  11/01/57
(c)(d)(g)
.... 465 374,441
Fidelis Insurance Holdings Ltd.,
4.88%,  06/30/30
(c)
............... 510 499,480
Fidelity National Financial, Inc.
4.50%,  08/15/28 ................. 176 173,198
3.40%,  06/15/30 ................. 735 666,783
2.45%,  03/15/31 ................. 968 826,667
3.20%,  09/17/51 ................. 691 440,224
First American Financial Corp.
4.00%,  05/15/30 ................. 160 148,801
2.40%,  08/15/31 ................. 125 102,238
5.45%,  09/30/34 ................. 350 339,411
Five Corners Funding Trust II,
2.85%,  05/15/30
(c)
............... 2,297 2,059,377
Five Corners Funding Trust III,
5.79%,  02/15/33
(c)
............... 1,255 1,303,681
Five Corners Funding Trust IV,
6.00%,  02/15/53
(c)
............... 655 685,750
FWD Group Holdings Ltd.
(e)
7.64%,  07/02/31 ................. 400 430,995
7.78%,  12/06/33 ................. 400 450,869
GA Global Funding Trust
(c)
1.63%,  01/15/26 ................. 645 619,804
2.25%,  01/06/27 ................. 635 599,515
4.40%,  09/23/27 ................. 450 443,414
1.95%,  09/15/28 ................. 645 575,834
5.50%,  01/08/29 ................. 645 655,378
2.90%,  01/06/32 ................. 965 814,288
Genworth Holdings, Inc., 6.50%,  06/15/34 .. 287 284,847
Global Atlantic Fin Co.
(c)
4.40%,  10/15/29 ................. 650 617,516
3.13%,  06/15/31 ................. 995 860,738
7.95%,  06/15/33 ................. 464 517,341
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.80%),
4.70%,  10/15/51
(g)
............... 677 648,893
6.75%,  03/15/54 ................. 580 591,399
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.95%,  10/15/54
(g)
............... 600 622,921
Globe Life, Inc.
4.55%,  09/15/28 ................. 1,112 1,097,514
2.15%,  08/15/30 ................. 845 714,329
4.80%,  06/15/32 ................. 135 130,723
5.85%,  09/15/34 ................. 285 288,644
Great-West Lifeco Finance 2018 LP
(c)
4.05%,  05/17/28 ................. 950 919,449
4.58%,  05/17/48 ................. 640 553,720
Great-West Lifeco Finance Delaware LP,
4.15%,  06/03/47
(c)
............... 904 726,969
Security
Par (000)
Par (000) Value
Insurance (continued)
Guardian Life Global Funding
(c)
0.88%,  12/10/25 ................. USD 110 $ 105,518
1.25%,  05/13/26
(d)
................ 215 204,354
3.25%,  03/29/27 ................. 675 653,148
1.40%,  07/06/27 ................. 470 431,967
5.55%,  10/28/27 ................. 1,115 1,141,282
1.25%,  11/19/27
(d)
................ 755 681,887
1.63%,  09/16/28 ................. 523 466,640
5.74%,  10/02/28 ................. 335 346,516
4.18%,  09/26/29 ................. 400 390,178
Guardian Life Insurance Co. of America (The)
(c)
4.88%,  06/19/64 ................. 258 226,338
3.70%,  01/22/70 ................. 431 299,237
4.85%,  01/24/77 ................. 755 652,133
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%,  06/01/26
(e)
............... 1,000 959,090
Hanover Insurance Group, Inc. (The)
4.50%,  04/15/26 ................. 53 52,724
2.50%,  09/01/30 ................. 605 522,489
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 3.38%,  02/04/32
(e)(g)
... 800 766,423
Hartford Financial Services Group, Inc. (The)
2.80%,  08/19/29 ................. 620 565,816
5.95%,  10/15/36 ................. 495 516,415
6.10%,  10/01/41 ................. 462 482,087
4.30%,  04/15/43 ................. 512 437,819
4.40%,  03/15/48 ................. 355 302,964
3.60%,  08/19/49 ................. 990 736,876
2.90%,  09/15/51 ................. 750 480,994
High Street Funding Trust I, 4.11%,  02/15/28
(c)
645 620,332
High Street Funding Trust II, 4.68%,  02/15/48
(c)
360 306,117
Hill City Funding Trust, 4.05%,  08/15/41
(c)
... 500 397,888
Horace Mann Educators Corp.,
7.25%,  09/15/28 ................ 85 90,913
Howden UK Refinance plc
(c)
7.25%,  02/15/31 ................. 1,000 1,020,659
8.13%,  02/15/32 ................. 500 506,329
HUB International Ltd.
(c)
5.63%,  12/01/29 ................. 505 488,238
7.25%,  06/15/30 ................. 3,280 3,394,345
7.38%,  01/31/32 ................. 1,905 1,943,832
Intact Financial Corp., 5.46%,  09/22/32
(c)
... 525 527,522
Jackson National Life Global Funding
(c)
5.50%,  01/09/26 ................. 860 863,337
3.05%,  04/29/26 ................. 607 590,441
5.55%,  07/02/27 ................. 5 5,068
5.25%,  04/12/28 ................. 315 313,498
3.05%,  06/21/29
(d)
................ 270 242,660
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%,  03/15/30 ................. 735 778,560
10.50%,  12/15/30 ................. 510 549,392
Kemper Corp.
2.40%,  09/30/30 ................. 455 384,719
3.80%,  02/23/32
(d)
................ 356 318,114
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%,  06/15/52
(e)(g)
... 400 408,383
La Mondiale SAM
(e)(g)
(5-Year USD Swap Rate + 4.48%),
5.88%,  01/26/47 ................ 800 798,898
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.80%,  01/18/48 ................ 200 192,160

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%,  03/21/47
(e)(g)
.... USD 200 $ 198,353
Liberty Mutual Group, Inc.
(c)
4.57%,  02/01/29 ................. 1,595 1,568,418
7.80%,  03/15/37 ................. 330 365,364
4.85%,  08/01/44 ................. 150 130,016
3.95%,  10/15/50 ................. 1,250 925,556
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.32%),
4.13%,  12/15/51
(g)
............... 492 463,421
5.50%,  06/15/52 ................. 1,162 1,093,017
3.95%,  05/15/60 ................. 1,030 718,349
4.30%,  02/01/61 ................. 805 531,054
Lincoln National Corp.
3.63%,  12/12/26 ................. 778 759,603
3.80%,  03/01/28 ................. 802 776,377
3.05%,  01/15/30
(d)
................ 888 806,846
3.40%,  01/15/31
(d)
................ 590 533,931
3.40%,  03/01/32 ................. 255 225,807
5.85%,  03/15/34 ................. 635 652,258
6.30%,  10/09/37 ................. 533 565,772
7.00%,  06/15/40 ................. 504 563,980
4.35%,  03/01/48 ................. 520 415,549
4.38%,  06/15/50
(d)
................ 310 245,975
Loews Corp.
3.75%,  04/01/26 ................. 830 820,005
3.20%,  05/15/30 ................. 775 712,962
6.00%,  02/01/35 ................. 35 37,688
4.13%,  05/15/43 ................. 872 746,559
Manulife Financial Corp.
4.15%,  03/04/26 ................. 1,553 1,540,421
2.48%,  05/19/27 ................. 621 589,277
(5-Year USD Swap Rate + 1.65%),
4.06%,  02/24/32
(g)
............... 1,240 1,209,034
3.70%,  03/16/32 ................. 325 300,566
5.38%,  03/04/46 ................. 951 937,140
Markel Group, Inc.
3.50%,  11/01/27 ................. 445 428,438
3.35%,  09/17/29 ................. 815 755,559
5.00%,  04/05/46 ................. 484 431,563
4.30%,  11/01/47 ................. 385 307,627
5.00%,  05/20/49 ................. 815 729,422
4.15%,  09/17/50 ................. 751 581,882
3.45%,  05/07/52 ................. 305 206,873
6.00%,  05/16/54 ................. 660 670,216
Marsh & McLennan Cos., Inc.
3.75%,  03/14/26 ................. 903 892,993
4.55%,  11/08/27 ................. 820 820,165
4.38%,  03/15/29 ................. 2,802 2,767,729
4.65%,  03/15/30 ................. 1,725 1,720,507
2.25%,  11/15/30 ................. 1,141 990,662
4.85%,  11/15/31 ................. 1,725 1,720,574
2.38%,  12/15/31 ................. 385 328,579
5.75%,  11/01/32 ................. 375 395,926
5.88%,  08/01/33 ................. 535 569,702
5.40%,  09/15/33 ................. 525 541,544
5.15%,  03/15/34 ................. 390 394,493
5.00%,  03/15/35 ................. 2,800 2,789,732
4.75%,  03/15/39 ................. 715 676,996
5.35%,  11/15/44 ................. 475 474,164
4.35%,  01/30/47 ................. 696 592,554
4.20%,  03/01/48 ................. 570 473,764
4.90%,  03/15/49 ................. 1,249 1,154,953
2.90%,  12/15/51 ................. 970 622,316
6.25%,  11/01/52 ................. 290 320,861
Security
Par (000)
Par (000) Value
Insurance (continued)
5.45%,  03/15/53 ................. USD 540 $ 537,335
5.70%,  09/15/53 ................. 995 1,024,572
5.45%,  03/15/54 ................. 325 323,648
5.40%,  03/15/55 ................. 2,000 1,986,699
Massachusetts Mutual Life Insurance Co.
(c)
3.38%,  04/15/50 ................. 880 618,669
5.67%,  12/01/52 ................. 555 546,795
3.20%,  12/01/61 ................. 927 576,762
(3-mo. LIBOR USD + 3.19%),
5.08%,  02/15/69
(g)
............... 930 824,321
3.73%,  10/15/70 ................. 813 552,464
4.90%,  04/01/77 ................. 619 521,764
MassMutual Global Funding II
(c)
3.40%,  03/08/26 ................. 970 955,821
4.50%,  04/10/26 ................. 615 614,807
2.35%,  01/14/27 ................. 1,010 965,359
5.10%,  04/09/27 ................. 1,010 1,023,778
4.30%,  10/22/27 ................. 200 198,497
5.05%,  12/07/27
(d)
................ 1,075 1,091,449
5.05%,  06/14/28 ................. 545 552,035
4.85%,  01/17/29
(d)
................ 570 574,297
5.15%,  05/30/29 ................. 795 811,315
1.55%,  10/09/30 ................. 145 120,232
2.15%,  03/09/31 ................. 270 230,868
4.35%,  09/17/31 ................. 200 193,565
MBIA, Inc., 5.70%,  12/01/34
(d)
.......... 300 269,626
Meiji Yasuda Life Insurance Co.
(c)(g)
(5-Year USD Swap Rate + 3.15%),
5.10%,  04/26/48 ................ 35 34,912
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.03%),
5.80%,  09/11/54 ................ 1,400 1,407,171
Mercury General Corp., 4.40%,  03/15/27 ... 535 524,271
Met Tower Global Funding
(c)
5.40%,  06/20/26 ................. 1,070 1,084,094
1.25%,  09/14/26
(d)
................ 470 442,591
4.85%,  01/16/27 ................. 910 916,231
4.00%,  10/01/27 ................. 570 561,781
5.25%,  04/12/29 ................. 715 728,105
MetLife Capital Trust IV, 7.88%,  12/15/37
(c)
.. 1,038 1,143,255
MetLife, Inc.
(j)
3.60%,  11/13/25 ................. 606 600,016
4.55%,  03/23/30 ................. 1,225 1,216,751
6.50%,  12/15/32
(d)
................ 740 820,738
5.38%,  07/15/33 ................. 610 626,336
6.38%,  06/15/34 ................. 1,145 1,252,434
5.30%,  12/15/34 ................. 600 607,328
5.70%,  06/15/35 ................. 1,271 1,330,900
6.40%,  12/15/36 ................. 1,537 1,599,762
9.25%,  04/08/38
(c)
................ 250 295,872
10.75%,  08/01/39 ................. 620 863,277
5.88%,  02/06/41 ................. 985 1,028,689
4.13%,  08/13/42 ................. 900 766,913
4.88%,  11/13/43 ................. 813 758,921
4.72%,  12/15/44 ................. 575 521,651
4.05%,  03/01/45 ................. 964 799,217
4.60%,  05/13/46 ................. 757 679,285
5.00%,  07/15/52 ................. 905 846,811
5.25%,  01/15/54 ................. 1,110 1,083,970
Metropolitan Life Global Funding I
(c)
5.00%,  01/06/26 ................. 410 411,723
3.45%,  12/18/26 ................. 1,488 1,455,296
1.88%,  01/11/27 ................. 1,360 1,284,839
5.05%,  06/11/27
(d)
................ 300 303,901
4.40%,  06/30/27 ................. 415 413,515

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.00%,  09/19/27 ................. USD 660 $ 631,723
5.05%,  01/06/28 ................. 560 564,911
5.40%,  09/12/28 ................. 360 368,350
4.85%,  01/08/29 ................. 835 838,302
3.30%,  03/21/29 ................. 470 443,268
3.05%,  06/17/29 ................. 328 304,295
4.30%,  08/25/29 ................. 392 383,361
2.95%,  04/09/30 ................. 1,615 1,475,935
1.55%,  01/07/31 ................. 540 445,452
2.40%,  01/11/32 ................. 725 613,524
5.15%,  03/28/33 ................. 490 492,425
5.05%,  01/08/34 ................. 555 553,738
Mitsui Sumitomo Insurance Co. Ltd., (5-Year
USD Swap Semi + 3.26%), 4.95%
(c)(g)(i)
... 5 4,945
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%,  01/27/37
(e)(g)
... 400 384,005
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.98%),
5.88%,  05/23/42
(c)(g)
............... 995 1,021,242
Munich Re America Corp., Series B,
7.45%,  12/15/26 ................ 305 321,392
Mutual of Omaha Cos. Global Funding
(c)
5.80%,  07/27/26 ................. 435 440,975
5.35%,  04/09/27 ................. 325 328,820
5.45%,  12/12/28 ................. 220 223,423
4.75%,  10/15/29 ................. 200 197,318
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%,  01/16/64
(c)(d)(g)
.. 355 360,819
Nanshan Life Pte. Ltd., 5.45%,  09/11/34
(e)
... 800 784,854
National Life Insurance Co., (3-mo. LIBOR USD
+ 3.31%), 5.25%,  07/19/68
(c)(g)
........ 65 54,472
Nationwide Financial Services, Inc.
6.75%,  05/15/37 ................. 185 188,992
5.30%,  11/18/44
(c)
................ 338 317,640
3.90%,  11/30/49
(c)
................ 1,080 819,219
Nationwide Mutual Insurance Co.
(c)
8.25%,  12/01/31
(d)
................ 655 737,919
7.88%,  04/01/33 ................. 165 184,643
9.38%,  08/15/39 ................. 615 795,641
4.95%,  04/22/44 ................. 748 647,720
4.35%,  04/30/50 ................. 1,360 1,052,335
New York Life Global Funding
(c)
0.85%,  01/15/26 ................. 810 774,490
4.70%,  04/02/26
(d)
................ 820 821,981
1.15%,  06/09/26 ................. 1,570 1,487,635
2.35%,  07/14/26 ................. 100 96,475
5.45%,  09/18/26 ................. 565 574,892
4.90%,  04/02/27 ................. 450 453,895
3.25%,  04/07/27 ................. 605 587,548
3.90%,  10/01/27 ................. 560 550,830
4.85%,  01/09/28 ................. 825 831,602
3.00%,  01/10/28 ................. 493 470,465
4.90%,  06/13/28 ................. 501 504,931
4.70%,  01/29/29 ................. 935 938,258
5.00%,  06/06/29
(d)
................ 325 329,274
1.20%,  08/07/30
(d)
................ 675 556,056
1.85%,  08/01/31 ................. 855 709,180
4.55%,  01/28/33 ................. 895 872,651
5.00%,  01/09/34 ................. 1,690 1,688,223
New York Life Insurance Co.
(c)
5.88%,  05/15/33 ................. 1,275 1,331,785
6.75%,  11/15/39 ................. 984 1,109,262
Security
Par (000)
Par (000) Value
Insurance (continued)
3.75%,  05/15/50 ................. USD 1,216 $ 924,748
4.45%,  05/15/69 ................. 992 812,455
Nippon Life Insurance Co.
(c)(g)
(5-Year USD Swap Rate + 3.75%),
4.70%,  01/20/46 ................ 1,060 1,052,747
(5-Year USD Swap Rate + 2.88%),
4.00%,  09/19/47 ................ 500 484,790
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
3.40%,  01/23/50 ................ 1,220 1,116,816
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.65%),
2.75%,  01/21/51 ................ 855 739,199
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.60%),
2.90%,  09/16/51 ................ 990 850,193
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.95%),
6.25%,  09/13/53 ................ 675 712,516
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
5.95%,  04/16/54 ................ 1,100 1,129,052
Northwestern Mutual Global Funding
(c)
0.80%,  01/14/26 ................. 270 258,182
4.70%,  04/06/26 ................. 295 295,329
1.75%,  01/11/27 ................. 910 857,863
5.07%,  03/25/27 ................. 890 902,151
4.11%,  09/12/27 ................. 350 346,647
4.35%,  09/15/27 ................. 535 533,090
1.70%,  06/01/28 ................. 1,080 971,882
4.90%,  06/12/28 ................. 650 653,072
4.71%,  01/10/29 ................. 925 923,704
5.16%,  05/28/31 ................. 350 355,810
Northwestern Mutual Life Insurance Co. (The)
(c)
6.06%,  03/30/40 ................. 562 591,379
3.85%,  09/30/47 ................. 1,656 1,276,065
3.45%,  03/30/51 ................. 896 638,862
3.63%,  09/30/59 ................. 1,626 1,143,427
Old Republic International Corp.
3.88%,  08/26/26 ................. 458 450,301
5.75%,  03/28/34 ................. 535 544,013
3.85%,  06/11/51 ................. 590 425,253
OneAmerica Financial Partners, Inc.,
4.25%,  10/15/50
(c)
............... 375 278,438
Pacific Life Global Funding II
(c)
1.38%,  04/14/26 ................. 1,185 1,131,627
5.50%,  08/28/26 ................. 1,070 1,086,066
1.45%,  01/20/28 ................. 290 261,900
4.90%,  04/04/28 ................. 350 350,655
5.50%,  07/18/28 ................. 1,085 1,108,857
1.60%,  09/21/28 ................. 993 880,943
4.90%,  01/11/29 ................. 625 627,150
4.50%,  08/28/29 ................. 375 371,253
2.45%,  01/11/32 ................. 765 633,205
Pacific Life Insurance Co.
(c)
9.25%,  06/15/39 ................. 180 242,315
(3-mo. LIBOR USD + 2.80%),
4.30%,  10/24/67
(g)
............... 1,159 925,665
Pacific LifeCorp
(c)
6.60%,  09/15/33
(d)
................ 95 103,486
5.13%,  01/30/43 ................. 235 221,160
3.35%,  09/15/50 ................. 1,140 789,252
5.40%,  09/15/52 ................. 685 664,166
Panther Escrow Issuer LLC, 7.13%,  06/01/31
(c)
3,000 3,064,115

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
PartnerRe Finance B LLC
3.70%,  07/02/29 ................. USD 814 $ 772,694
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.82%),
4.50%,  10/01/50
(g)
............... 125 114,457
Penn Mutual Life Insurance Co. (The),
3.80%,  04/29/61
(c)(d)
............... 700 459,821
Phoenix Group Holdings plc, 5.38%,  07/06/27
(e)
450 446,994
Pine Street Trust II, 5.57%,  02/15/49
(c)
..... 865 828,386
Pine Street Trust III, 6.22%,  05/15/54
(c)
.... 510 528,296
Pricoa Global Funding I
(c)
5.55%,  08/28/26 ................. 220 223,733
1.20%,  09/01/26
(d)
................ 1,211 1,140,191
4.40%,  08/27/27
(d)
................ 950 947,342
5.10%,  05/30/28
(d)
................ 670 678,712
4.65%,  08/27/31 ................. 215 211,498
Primerica, Inc., 2.80%,  11/19/31 ........ 530 450,620
Principal Financial Group, Inc.
3.10%,  11/15/26 ................. 635 615,495
3.70%,  05/15/29 ................. 700 668,761
2.13%,  06/15/30 ................. 775 669,581
5.38%,  03/15/33 ................. 335 340,978
6.05%,  10/15/36 ................. 70 74,044
4.63%,  09/15/42 ................. 375 336,464
4.35%,  05/15/43 ................. 410 354,241
4.30%,  11/15/46 ................. 395 333,513
5.50%,  03/15/53 ................. 320 314,346
Principal Life Global Funding II
(c)
0.88%,  01/12/26 ................. 825 787,427
3.00%,  04/18/26 ................. 820 799,871
1.25%,  08/16/26 ................. 325 306,176
1.50%,  11/17/26 ................. 380 357,675
5.00%,  01/16/27 ................. 995 1,003,056
4.60%,  08/19/27 ................. 500 499,951
5.50%,  06/28/28
(d)
................ 460 466,899
5.10%,  01/25/29 ................. 795 803,446
2.50%,  09/16/29
(d)
................ 1,375 1,233,497
1.50%,  08/27/30 ................. 472 387,678
1.63%,  11/19/30 ................. 375 307,461
Progressive Corp. (The)
2.45%,  01/15/27 ................. 471 451,210
2.50%,  03/15/27 ................. 680 649,732
4.00%,  03/01/29 ................. 447 437,424
6.63%,  03/01/29 ................. 711 766,943
3.20%,  03/26/30 ................. 635 588,553
3.00%,  03/15/32 ................. 255 226,427
6.25%,  12/01/32 ................. 95 103,951
4.95%,  06/15/33 ................. 610 612,606
4.35%,  04/25/44 ................. 251 220,222
3.70%,  01/26/45 ................. 410 323,922
4.13%,  04/15/47 ................. 970 807,474
4.20%,  03/15/48 ................. 589 496,346
3.95%,  03/26/50 ................. 280 224,831
3.70%,  03/15/52 ................. 315 238,738
Protective Life Corp.
(c)
4.30%,  09/30/28 ................. 787 768,704
3.40%,  01/15/30 ................. 525 482,322
5.35%,  08/10/52 ................. 500 474,830
Protective Life Global Funding
(c)
5.37%,  01/06/26 ................. 1,110 1,116,649
5.21%,  04/14/26
(d)
................ 790 795,456
1.62%,  04/15/26 ................. 825 789,685
1.30%,  09/20/26 ................. 680 638,146
4.99%,  01/12/27 ................. 605 608,514
4.71%,  07/06/27 ................. 558 558,193
Security
Par (000)
Par (000) Value
Insurance (continued)
4.34%,  09/13/27 ................. USD 300 $ 297,269
1.90%,  07/06/28 ................. 375 339,433
5.47%,  12/08/28 ................. 790 809,165
5.22%,  06/12/29 ................. 185 188,344
1.74%,  09/21/30 ................. 370 312,927
Prudential Financial, Inc.
1.50%,  03/10/26 ................. 527 505,953
3.88%,  03/27/28 ................. 624 608,233
2.10%,  03/10/30
(d)
................ 460 406,278
5.75%,  07/15/33
(d)
................ 450 478,873
5.70%,  12/14/36 ................. 789 826,158
6.63%,  12/01/37 ................. 245 274,539
3.00%,  03/10/40 ................. 783 594,165
6.63%,  06/21/40 ................. 161 180,972
4.60%,  05/15/44 ................. 801 723,084
(3-mo. LIBOR USD + 2.38%),
4.50%,  09/15/47
(d)(g)
.............. 1,080 1,050,810
3.91%,  12/07/47 ................. 1,288 1,015,039
4.42%,  03/27/48 ................. 696 594,060
(3-mo. LIBOR USD + 2.67%),
5.70%,  09/15/48
(g)
............... 893 898,526
3.94%,  12/07/49 ................. 1,355 1,062,817
4.35%,  02/25/50 ................. 799 673,143
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.04%),
3.70%,  10/01/50
(g)
............... 385 348,826
3.70%,  03/13/51 ................. 1,601 1,209,990
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
5.12%,  03/01/52
(g)
............... 685 663,072
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.00%,  09/01/52
(g)
............... 1,020 1,035,024
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
6.75%,  03/01/53
(g)
............... 290 308,411
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50%,  03/15/54
(g)
............... 525 547,723
Prudential Funding Asia plc
3.13%,  04/14/30 ................. 1,160 1,071,069
3.63%,  03/24/32 ................. 770 704,228
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.52%),
2.95%,  11/03/33
(e)(g)
.............. 1,100 1,001,442
Reinsurance Group of America, Inc.
3.95%,  09/15/26 ................. 555 546,920
3.90%,  05/15/29 ................. 941 902,932
3.15%,  06/15/30 ................. 718 652,286
6.00%,  09/15/33 ................. 525 547,775
5.75%,  09/15/34 ................. 565 575,833
Reliance Standard Life Global Funding II
(c)
5.24%,  02/02/26 ................. 50 50,021
1.51%,  09/28/26 ................. 1,245 1,159,728
2.75%,  01/21/27 ................. 230 217,240
RenaissanceRe Finance, Inc., 3.45%,  07/01/27 898 870,825
RenaissanceRe Holdings Ltd.
3.60%,  04/15/29 ................. 430 407,516
5.75%,  06/05/33 ................. 815 826,234
RGA Global Funding
(c)
2.00%,  11/30/26
(d)
................ 895 845,636
6.00%,  11/21/28 ................. 620 643,461
2.70%,  01/18/29 ................. 535 489,903
5.45%,  05/24/29 ................. 520 530,405
5.50%,  01/11/31 ................. 395 402,835

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty LLC
(c)
4.38%,  02/01/30
(d)
................ USD 405 $ 384,057
5.88%,  08/01/32 ................. 590 587,504
Sagicor Financial Co. Ltd., 5.30%,  05/13/28
(c)(d)
665 647,747
Sammons Financial Group, Inc.
(c)
4.45%,  05/12/27
(d)
................ 153 149,546
3.35%,  04/16/31 ................. 625 535,982
4.75%,  04/08/32 ................. 700 641,927
6.88%,  04/15/34 ................. 630 661,627
SBL Holdings, Inc.
(c)
5.13%,  11/13/26 ................. 705 690,885
5.00%,  02/18/31 ................. 913 814,758
7.20%,  10/30/34 ................. 475 460,550
Securian Financial Group, Inc.,
4.80%,  04/15/48
(c)
............... 100 86,844
Selective Insurance Group, Inc.,
5.38%,  03/01/49 ................ 85 80,804
SiriusPoint Ltd., 7.00%,  04/05/29 ........ 25 25,676
Stewart Information Services Corp.,
3.60%,  11/15/31 ................. 505 435,568
Sumitomo Life Insurance Co.
(c)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(i)
940 953,454
(3-mo. LIBOR USD + 2.99%),
4.00%,  09/14/77 ................ 1,050 1,016,004
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%),
3.38%,  04/15/81 ................ 940 839,711
Sunshine Life Insurance Corp. Ltd.,
4.50%,  04/20/26
(e)
............... 400 391,891
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%,  04/02/49
(c)(g)
... 725 724,810
Swiss RE Subordinated Finance plc,
(3-mo. CME Term SOFR + 1.81%),
5.70%,  04/05/35
(c)(g)
............... 495 497,422
Swiss Re Treasury US Corp.,
4.25%,  12/06/42
(c)(d)
............... 215 187,374
Teachers Insurance & Annuity Association of
America
(c)
6.85%,  12/16/39 ................. 939 1,065,877
4.90%,  09/15/44 ................. 1,525 1,389,321
4.27%,  05/15/47 ................. 1,894 1,564,219
3.30%,  05/15/50 ................. 1,632 1,142,025
Transatlantic Holdings, Inc., 8.00%,  11/30/39 . 635 796,123
Travelers Cos., Inc. (The)
6.75%,  06/20/36 ................. 360 409,022
6.25%,  06/15/37 ................. 865 947,354
5.35%,  11/01/40 ................. 985 986,171
4.60%,  08/01/43 ................. 260 235,199
4.30%,  08/25/45 ................. 575 494,362
3.75%,  05/15/46 ................. 465 366,996
4.00%,  05/30/47 ................. 970 795,164
4.05%,  03/07/48 ................. 562 466,469
4.10%,  03/04/49 ................. 532 438,587
2.55%,  04/27/50 ................. 355 218,084
3.05%,  06/08/51 ................. 974 664,501
5.45%,  05/25/53 ................. 655 666,737
Travelers Property Casualty Corp.,
6.38%,  03/15/33 ................ 782 874,578
Trinity Acquisition plc, 4.40%,  03/15/26 .... 269 267,084
Trustage Financial Group, Inc.,
4.63%,  04/15/32
(c)
............... 10 9,036
Unum Group
4.00%,  06/15/29 ................. 140 134,579
Security
Par (000)
Par (000) Value
Insurance (continued)
5.75%,  08/15/42 ................. USD 350 $ 347,928
4.50%,  12/15/49 ................. 765 623,546
4.13%,  06/15/51 ................. 285 216,301
6.00%,  06/15/54 ................. 380 384,814
USI, Inc., 7.50%,  01/15/32
(c)
........... 640 653,197
Vigorous Champion International Ltd.,
4.25%,  05/28/29
(e)
............... 400 383,579
W R Berkley Corp.
4.75%,  08/01/44 ................. 730 656,601
4.00%,  05/12/50 ................. 260 204,474
3.55%,  03/30/52 ................. 170 121,717
3.15%,  09/30/61 ................. 525 323,682
Western & Southern Life Insurance Co. (The)
(c)
5.15%,  01/15/49 ................. 360 329,883
3.75%,  04/28/61 ................. 612 424,923
Willis North America, Inc.
4.65%,  06/15/27 ................. 805 802,130
4.50%,  09/15/28 ................. 589 579,992
2.95%,  09/15/29 ................. 1,084 989,413
5.35%,  05/15/33 ................. 695 697,462
5.05%,  09/15/48 ................. 360 324,589
3.88%,  09/15/49 ................. 743 560,042
5.90%,  03/05/54 ................. 660 661,378
XL Group Ltd., 5.25%,  12/15/43 ......... 368 347,356
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%,  03/08/26
(e)
............... 400 387,668
Zurich Finance Ireland DAC
(e)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.78%),
3.00%,  04/19/51 ................ 1,000 863,907
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
3.50%,  05/02/52 ................ 200 175,029
Zurich Insurance Co. Ltd.
(e)(g)
(3-mo. LIBOR USD + 3.18%),
4.25%,  10/01/45 ................ 600 591,195
(3-mo. LIBOR USD + 4.92%),
5.63%,  06/24/46 ................ 400 400,045
452,960,069
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%,  08/15/26 ................. 2,140 2,055,659
0.80%,  08/15/27 ................. 1,495 1,365,110
1.10%,  08/15/30 ................. 2,435 2,029,683
1.90%,  08/15/40 ................. 1,332 897,172
2.05%,  08/15/50 ................. 2,590 1,521,047
2.25%,  08/15/60
(d)
................ 2,079 1,191,975
Baidu, Inc.
1.72%,  04/09/26 ................. 835 799,727
1.63%,  02/23/27 ................. 352 329,110
3.63%,  07/06/27 ................. 774 754,079
4.38%,  03/29/28 ................. 597 589,370
4.88%,  11/14/28 ................. 490 491,038
3.43%,  04/07/30
(d)
................ 742 691,543
2.38%,  10/09/30
(d)
................ 454 396,337
2.38%,  08/23/31 ................. 759 650,414
Cars.com, Inc., 6.38%,  11/01/28
(c)
....... 395 394,845
Meta Platforms, Inc.
3.50%,  08/15/27 ................. 3,245 3,173,598
4.60%,  05/15/28 ................. 2,005 2,018,279
4.30%,  08/15/29 ................. 1,245 1,235,601
4.80%,  05/15/30 ................. 915 926,518
4.55%,  08/15/31 ................. 1,945 1,930,109
3.85%,  08/15/32 ................. 2,835 2,670,794

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
4.95%,  05/15/33 ................. USD 1,690 $ 1,717,814
4.75%,  08/15/34 ................. 2,640 2,610,226
4.45%,  08/15/52 ................. 3,125 2,742,704
5.60%,  05/15/53 ................. 2,530 2,625,585
5.40%,  08/15/54 ................. 3,300 3,310,980
4.65%,  08/15/62 ................. 1,450 1,285,147
5.75%,  05/15/63 ................. 1,822 1,897,946
5.55%,  08/15/64 ................. 2,190 2,217,018
NAVER Corp., 1.50%,  03/29/26
(e)
........ 800 762,776
Tencent Holdings Ltd.
(e)
1.81%,  01/26/26 ................. 1,000 964,217
3.58%,  04/11/26 ................. 800 786,540
3.60%,  01/19/28 ................. 3,200 3,095,958
3.98%,  04/11/29 ................. 2,400 2,328,414
2.39%,  06/03/30 ................. 2,400 2,115,272
2.88%,  04/22/31 ................. 200 177,911
3.93%,  01/19/38 ................. 800 701,352
3.68%,  04/22/41 ................. 900 738,136
4.53%,  04/11/49 ................. 400 355,274
3.24%,  06/03/50 ................. 2,500 1,762,981
3.84%,  04/22/51 ................. 2,000 1,570,984
3.29%,  06/03/60
(d)
................ 600 402,541
3.94%,  04/22/61
(d)
................ 800 617,556
Weibo Corp., 3.38%,  07/08/30
(d)
........ 1,070 960,522
Ziff Davis, Inc., 4.63%,  10/15/30
(c)
....... 510 466,730
ZipRecruiter, Inc., 5.00%,  01/15/30
(c)
...... 554 500,641
62,827,233
IT Services — 0.2%
Accenture Capital, Inc.
3.90%,  10/04/27 ................. 495 488,864
4.05%,  10/04/29 ................. 725 708,799
4.25%,  10/04/31 ................. 725 702,531
4.50%,  10/04/34 ................. 485 468,790
Acuris Finance US, Inc.
(c)
5.00%,  05/01/28 ................. 350 315,620
9.00%,  08/01/29 ................. 500 490,269
Ahead DB Holdings LLC, 6.63%,  05/01/28
(c)
. 400 388,149
Amdocs Ltd., 2.54%,  06/15/30 ......... 807 704,790
Arches Buyer, Inc.
(c)
4.25%,  06/01/28 ................. 960 880,286
6.13%,  12/01/28 ................. 495 436,039
ASGN, Inc., 4.63%,  05/15/28
(c)
......... 505 482,569
Booz Allen Hamilton, Inc.
3.88%,  09/01/28
(c)
................ 830 795,578
4.00%,  07/01/29
(c)
................ 599 571,833
5.95%,  08/04/33 ................. 630 661,785
CA Magnum Holdings, 5.38%,  10/31/26
(e)
... 1,000 982,447
Cablevision Lightpath LLC
(c)
3.88%,  09/15/27 ................. 455 432,067
5.63%,  09/15/28 ................. 410 381,218
CGI, Inc.
1.45%,  09/14/26 ................. 515 484,274
2.30%,  09/14/31 ................. 405 338,589
Cogent Communications Group LLC
(c)
3.50%,  05/01/26 ................. 482 468,695
7.00%,  06/15/27 ................. 445 449,926
Cogent Communications Group, Inc.,
7.00%,  06/15/27
(c)
............... 320 321,602
Conduent Business Services LLC,
6.00%,  11/01/29
(c)
................ 516 489,836
DXC Technology Co.
1.80%,  09/15/26 ................. 475 446,566
2.38%,  09/15/28 ................. 762 678,055
Security
Par (000)
Par (000) Value
IT Services (continued)
Fortress Intermediate 3, Inc.,
7.50%,  06/01/31
(c)
............... USD 735 $ 764,344
Gartner, Inc.
(c)
4.50%,  07/01/28 ................. 701 684,025
3.63%,  06/15/29 ................. 1,184 1,105,282
3.75%,  10/01/30 ................. 795 730,836
Genpact Luxembourg SARL
1.75%,  04/10/26 ................. 255 243,507
6.00%,  06/04/29 ................. 360 369,790
IBM International Capital Pte. Ltd.
4.70%,  02/05/26 ................. 830 830,510
4.60%,  02/05/27 ................. 776 777,583
4.60%,  02/05/29 ................. 885 881,992
4.75%,  02/05/31 ................. 685 684,346
4.90%,  02/05/34 ................. 980 966,790
5.25%,  02/05/44 ................. 830 799,897
5.30%,  02/05/54 ................. 1,550 1,484,457
International Business Machines Corp.
4.50%,  02/06/26 ................. 685 684,025
3.45%,  02/19/26
(d)
................ 1,562 1,540,639
3.30%,  05/15/26 ................. 2,840 2,786,207
3.30%,  01/27/27
(d)
................ 778 757,892
2.20%,  02/09/27 ................. 280 265,800
1.70%,  05/15/27 ................. 1,249 1,164,175
4.15%,  07/27/27 ................. 730 722,294
6.22%,  08/01/27 ................. 654 682,074
6.50%,  01/15/28 ................. 582 614,968
4.50%,  02/06/28 ................. 855 853,685
3.50%,  05/15/29 ................. 1,245 1,183,116
1.95%,  05/15/30 ................. 1,378 1,184,865
2.72%,  02/09/32 ................. 610 530,474
4.40%,  07/27/32 ................. 840 813,933
5.88%,  11/29/32 ................. 603 640,182
4.75%,  02/06/33 ................. 675 668,995
4.15%,  05/15/39 ................. 2,086 1,824,921
5.60%,  11/30/39 ................. 895 915,621
2.85%,  05/15/40 ................. 883 642,938
4.00%,  06/20/42 ................. 1,120 934,567
4.70%,  02/19/46 ................. 802 719,992
4.25%,  05/15/49 ................. 2,175 1,800,990
2.95%,  05/15/50 ................. 1,170 763,552
3.43%,  02/09/52 ................. 820 580,163
4.90%,  07/27/52 ................. 845 774,633
5.10%,  02/06/53 ................. 645 614,536
7.13%,  12/01/96
(d)
................ 320 405,021
ION Trading Technologies SARL
(c)
5.75%,  05/15/28 ................. 455 411,079
9.50%,  05/30/29 ................. 775 788,563
Kyndryl Holdings, Inc.
2.05%,  10/15/26 ................. 560 529,803
2.70%,  10/15/28 ................. 465 423,083
3.15%,  10/15/31 ................. 680 581,691
6.35%,  02/20/34 ................. 210 217,475
4.10%,  10/15/41 ................. 540 425,301
Newfold Digital Holdings Group, Inc.
(c)
11.75%,  10/15/28 ................. 520 514,262
6.00%,  02/15/29 ................. 660 444,204
Twilio, Inc.
3.63%,  03/15/29 ................. 503 463,249
3.88%,  03/15/31 ................. 503 453,995
Unisys Corp., 6.88%,  11/01/27
(c)
........ 495 484,452
VeriSign, Inc.
4.75%,  07/15/27 ................. 975 966,720
2.70%,  06/15/31 ................. 713 610,552
Virtusa Corp., 7.13%,  12/15/28
(c)
........ 345 334,866

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Wipro IT Services LLC, 1.50%,  06/23/26
(e)
.. USD 600 $ 568,155
57,180,244
Leisure Products — 0.0%
Amer Sports Co., 6.75%,  02/16/31
(c)(d)
..... 725 736,360
Brunswick Corp.
5.85%,  03/18/29 ................. 170 172,913
2.40%,  08/18/31 ................. 600 493,768
4.40%,  09/15/32
(d)
................ 595 548,618
5.10%,  04/01/52 ................. 420 338,022
Hasbro, Inc.
3.55%,  11/19/26 ................. 760 740,348
3.50%,  09/15/27 ................. 654 631,822
3.90%,  11/19/29 ................. 1,551 1,460,778
6.05%,  05/14/34 ................. 310 316,501
6.35%,  03/15/40 ................. 632 656,220
5.10%,  05/15/44
(d)
................ 350 313,093
Mattel, Inc.
3.38%,  04/01/26
(c)
................ 547 534,106
5.88%,  12/15/27
(c)
................ 1,125 1,132,621
3.75%,  04/01/29
(c)
................ 810 760,904
5.45%,  11/01/41 ................. 390 357,785
Polaris, Inc., 6.95%,  03/15/29 .......... 740 781,058
Vista Outdoor, Inc., 4.50%,  03/15/29
(c)
..... 495 503,668
10,478,585
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%,  09/22/26 ................. 725 703,094
4.20%,  09/09/27 ................. 250 247,163
2.75%,  09/15/29 ................. 933 849,468
2.10%,  06/04/30 ................. 565 487,135
2.30%,  03/12/31 ................. 1,110 951,965
4.75%,  09/09/34 ................. 390 376,586
Bio-Rad Laboratories, Inc.
3.30%,  03/15/27 ................. 745 721,862
3.70%,  03/15/32 ................. 679 611,812
Charles River Laboratories International, Inc.
(c)
4.25%,  05/01/28 ................. 500 476,040
3.75%,  03/15/29 ................. 505 463,001
4.00%,  03/15/31 ................. 490 438,374
Danaher Corp.
4.38%,  09/15/45 ................. 542 478,860
2.60%,  10/01/50 ................. 1,108 698,042
2.80%,  12/10/51 ................. 939 607,172
Fortrea Holdings, Inc., 7.50%,  07/01/30
(c)(d)
.. 585 575,908
Illumina, Inc.
5.80%,  12/12/25 ................. 870 877,872
4.65%,  09/09/26 ................. 325 324,070
5.75%,  12/13/27 ................. 495 508,063
2.55%,  03/23/31 ................. 915 781,630
PRA Health Sciences, Inc., 2.88%,  07/15/26
(c)
785 757,379
Revvity, Inc.
1.90%,  09/15/28 ................. 770 689,369
3.30%,  09/15/29 ................. 1,020 942,974
2.55%,  03/15/31 ................. 370 315,382
2.25%,  09/15/31 ................. 500 415,044
3.63%,  03/15/51 ................. 655 464,865
Thermo Fisher Scientific, Inc.
4.95%,  08/10/26 ................. 545 550,142
5.00%,  12/05/26 ................. 625 632,378
4.80%,  11/21/27 ................. 675 682,796
1.75%,  10/15/28 ................. 565 508,753
5.00%,  01/31/29
(d)
................ 1,050 1,066,921
2.60%,  10/01/29 ................. 1,393 1,270,963
4.98%,  08/10/30 ................. 735 745,447
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
2.00%,  10/15/31 ................. USD 1,045 $ 880,470
4.95%,  11/21/32 ................. 830 838,721
5.09%,  08/10/33 ................. 415 419,721
5.20%,  01/31/34 ................. 525 535,463
2.80%,  10/15/41 ................. 1,562 1,130,659
5.40%,  08/10/43
(d)
................ 550 557,442
5.30%,  02/01/44 ................. 390 387,741
4.10%,  08/15/47 ................. 645 542,808
25,513,555
Machinery — 0.3%
AGCO Corp.
5.45%,  03/21/27 ................. 600 606,201
5.80%,  03/21/34 ................. 510 518,818
Amsted Industries, Inc.
(c)
5.63%,  07/01/27 ................. 470 466,855
4.63%,  05/15/30 ................. 410 381,945
ATS Corp., 4.13%,  12/15/28
(c)
.......... 345 323,508
Calderys Financing LLC, 11.25%,  06/01/28
(c)
. 510 545,151
Caterpillar, Inc.
2.60%,  09/19/29 ................. 763 698,165
2.60%,  04/09/30 ................. 810 732,968
1.90%,  03/12/31
(d)
................ 630 541,432
5.30%,  09/15/35 ................. 425 439,400
6.05%,  08/15/36 ................. 95 104,538
5.20%,  05/27/41 ................. 741 739,396
3.80%,  08/15/42 ................. 1,674 1,395,828
4.30%,  05/15/44 ................. 550 485,621
3.25%,  09/19/49 ................. 983 713,416
3.25%,  04/09/50 ................. 1,632 1,184,880
4.75%,  05/15/64 ................. 531 479,223
Chart Industries, Inc.
(c)
7.50%,  01/01/30 ................. 1,465 1,522,137
9.50%,  01/01/31 ................. 475 509,993
CNH Industrial Capital LLC
1.88%,  01/15/26 ................. 205 197,973
1.45%,  07/15/26 ................. 315 297,678
4.50%,  10/08/27 ................. 135 134,047
4.55%,  04/10/28 ................. 920 912,692
5.50%,  01/12/29 ................. 450 460,077
5.10%,  04/20/29 ................. 450 453,115
CNH Industrial NV, 3.85%,  11/15/27 ...... 839 821,283
CSSC Capital 2015 Ltd.
(e)
2.10%,  07/27/26 ................. 400 380,271
3.00%,  02/13/30 ................. 600 542,428
Cummins, Inc.
4.90%,  02/20/29 ................. 200 202,245
1.50%,  09/01/30 ................. 1,723 1,450,510
5.15%,  02/20/34 ................. 455 463,403
4.88%,  10/01/43 ................. 385 361,072
2.60%,  09/01/50 ................. 697 430,608
5.45%,  02/20/54 ................. 960 966,551
Daimler Truck Finance North America LLC
(c)
5.15%,  01/16/26 ................. 940 943,620
2.00%,  12/14/26 ................. 1,040 983,458
5.00%,  01/15/27 ................. 765 768,767
3.65%,  04/07/27 ................. 1,210 1,176,871
5.13%,  09/25/27 ................. 370 373,106
5.13%,  01/19/28 ................. 935 941,795
5.40%,  09/20/28 ................. 515 524,031
2.38%,  12/14/28 ................. 875 794,541
5.13%,  09/25/29 ................. 225 226,086
2.50%,  12/14/31 ................. 190 160,615
5.50%,  09/20/33 ................. 740 753,156
5.38%,  01/18/34 ................. 710 715,959

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
5.38%,  06/25/34 ................. USD 630 $ 634,907
Deere & Co.
5.38%,  10/16/29 ................. 600 623,155
3.10%,  04/15/30 ................. 1,419 1,312,365
7.13%,  03/03/31 ................. 374 425,675
3.90%,  06/09/42 ................. 1,055 899,724
2.88%,  09/07/49 ................. 510 349,252
3.75%,  04/15/50 ................. 1,080 869,282
Dover Corp.
3.15%,  11/15/25 ................. 730 717,336
2.95%,  11/04/29 ................. 290 265,249
5.38%,  10/15/35 ................. 250 256,507
5.38%,  03/01/41 ................. 145 143,760
Enpro, Inc., 5.75%,  10/15/26 .......... 340 339,084
Esab Corp., 6.25%,  04/15/29
(c)
......... 703 715,415
Flowserve Corp.
3.50%,  10/01/30 ................. 470 429,186
2.80%,  01/15/32 ................. 480 407,282
Fortive Corp.
3.15%,  06/15/26 ................. 1,308 1,273,775
4.30%,  06/15/46 ................. 447 372,068
GrafTech Finance, Inc., 4.63%,  12/15/28
(c)
.. 475 337,375
GrafTech Global Enterprises, Inc.,
9.88%,  12/15/28
(c)
............... 405 340,188
HD Hyundai Heavy Industries Co. Ltd.,
3.18%,  03/28/27
(e)
............... 200 192,538
Hillenbrand, Inc.
(j)
5.00%,  09/15/26 ................. 375 371,769
6.25%,  02/15/29 ................. 485 487,010
3.75%,  03/01/31
(d)
................ 365 319,390
Husky Injection Molding Systems Ltd.,
9.00%,  02/15/29
(c)
............... 925 949,366
IDEX Corp.
4.95%,  09/01/29 ................. 500 501,724
3.00%,  05/01/30 ................. 380 343,281
2.63%,  06/15/31 ................. 480 414,868
Illinois Tool Works, Inc.
2.65%,  11/15/26 ................. 1,787 1,728,342
4.88%,  09/15/41 ................. 395 378,860
3.90%,  09/01/42 ................. 1,241 1,041,733
Ingersoll Rand, Inc.
5.20%,  06/15/27 ................. 880 891,075
5.40%,  08/14/28 ................. 535 547,029
5.18%,  06/15/29 ................. 445 451,165
5.31%,  06/15/31 ................. 135 137,580
5.70%,  08/14/33 ................. 1,745 1,810,183
5.45%,  06/15/34 ................. 400 408,024
5.70%,  06/15/54 ................. 290 296,973
Kennametal, Inc.
4.63%,  06/15/28 ................. 413 407,333
2.80%,  03/01/31 ................. 190 164,803
Komatsu Finance America, Inc.,
5.50%,  10/06/27
(c)
............... 15 15,280
Manitowoc Co., Inc. (The), 9.25%,  10/01/31
(c)
330 335,333
Maxim Crane Works Holdings Capital LLC,
11.50%,  09/01/28
(c)
............... 495 531,416
Mueller Water Products, Inc.,
4.00%,  06/15/29
(c)
............... 455 423,201
Nordson Corp.
5.60%,  09/15/28 ................. 885 909,553
4.50%,  12/15/29 ................. 360 351,970
5.80%,  09/15/33 ................. 210 219,770
nVent Finance SARL
4.55%,  04/15/28 ................. 417 413,374
2.75%,  11/15/31 ................. 335 283,837
Security
Par (000)
Par (000) Value
Machinery (continued)
5.65%,  05/15/33 ................. USD 645 $ 657,731
Oshkosh Corp.
4.60%,  05/15/28 ................. 846 836,703
3.10%,  03/01/30 ................. 340 309,048
OT Merger Corp., 7.88%,  10/15/29
(c)
...... 280 120,032
Otis Worldwide Corp.
2.29%,  04/05/27 ................. 436 413,384
5.25%,  08/16/28 ................. 485 493,484
2.57%,  02/15/30 ................. 2,020 1,799,704
3.11%,  02/15/40 ................. 1,062 823,784
3.36%,  02/15/50 ................. 750 540,767
Parker-Hannifin Corp.
3.25%,  03/01/27 ................. 608 590,019
4.25%,  09/15/27 ................. 1,420 1,407,819
3.25%,  06/14/29 ................. 1,012 950,474
4.50%,  09/15/29 ................. 1,215 1,206,413
4.20%,  11/21/34 ................. 534 501,295
6.25%,  05/15/38 ................. 323 350,968
4.45%,  11/21/44 ................. 678 595,666
4.10%,  03/01/47 ................. 274 224,130
4.00%,  06/14/49 ................. 1,285 1,048,387
Park-Ohio Industries, Inc., 6.63%,  04/15/27 . 320 311,630
Roller Bearing Co. of America, Inc.,
4.38%,  10/15/29
(c)
............... 500 469,616
Snap-on, Inc.
3.25%,  03/01/27 ................. 175 170,205
4.10%,  03/01/48 ................. 555 464,259
3.10%,  05/01/50 ................. 735 510,834
SPX FLOW, Inc., 8.75%,  04/01/30
(c)
...... 522 542,366
Stanley Black & Decker, Inc.
3.40%,  03/01/26 ................. 201 197,321
6.27%,  03/06/26
(d)
................ 10 9,995
6.00%,  03/06/28 ................. 290 301,167
4.25%,  11/15/28 ................. 480 470,861
2.30%,  03/15/30 ................. 472 412,457
3.00%,  05/15/32 ................. 1,440 1,257,025
5.20%,  09/01/40 ................. 291 281,787
4.85%,  11/15/48 ................. 485 437,260
2.75%,  11/15/50 ................. 1,373 824,435
Terex Corp.
(c)
5.00%,  05/15/29 ................. 550 529,154
6.25%,  10/15/32 ................. 760 756,352
Timken Co. (The)
4.50%,  12/15/28 ................. 299 291,647
4.13%,  04/01/32 ................. 405 378,740
Titan International, Inc., 7.00%,  04/30/28 ... 405 392,455
TK Elevator Holdco GmbH, 7.63%,  07/15/28
(c)
410 411,961
TK Elevator US Newco, Inc., 5.25%,  07/15/27
(c)
1,550 1,525,584
Toyota Industries Corp., 3.57%,  03/16/28
(c)(d)
. 739 707,065
Trinity Industries, Inc., 7.75%,  07/15/28
(c)
... 620 641,552
Wabash National Corp., 4.50%,  10/15/28
(c)
.. 390 353,430
Weir Group plc (The), 2.20%,  05/13/26
(c)
... 810 776,325
Werner FinCo. LP, 11.50%,  06/15/28
(c)
..... 405 449,654
Westinghouse Air Brake Technologies Corp.
3.45%,  11/15/26 ................. 960 936,049
4.70%,  09/15/28 ................. 1,640 1,632,253
5.61%,  03/11/34 ................. 475 488,190
Xylem, Inc.
3.25%,  11/01/26 ................. 645 627,998
1.95%,  01/30/28 ................. 556 512,292
2.25%,  01/30/31 ................. 747 645,410
4.38%,  11/01/46 ................. 320 268,434
86,719,369

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(c)
4.50%,  06/20/29 ................. USD 835 $ 823,462
5.88%,  09/14/33 ................. 835 868,004
Danaos Corp., 8.50%,  03/01/28
(c)
........ 265 271,828
Kirby Corp., 4.20%,  03/01/28 .......... 791 768,875
MISC Capital Two Labuan Ltd.,
3.75%,  04/06/27
(e)
............... 400 389,477
MV24 Capital BV, 6.75%,  06/01/34
(e)
...... 788 765,585
Polar Tankers, Inc., 5.95%,  05/10/37
(c)
..... 570 593,465
4,480,696
Media — 0.7%
Advantage Sales & Marketing, Inc.,
6.50%,  11/15/28
(c)
................ 710 664,681
AMC Networks, Inc.
10.25%,  01/15/29
(c)(d)
.............. 880 905,962
4.25%,  02/15/29 ................. 987 680,447
Beasley Mezzanine Holdings LLC,
9.20%,  08/01/28
(c)(d)
............... 159 78,999
Belo Corp.
7.75%,  06/01/27 ................. 200 207,780
7.25%,  09/15/27 ................. 240 247,187
Block Communications, Inc., 4.88%,  03/01/28
(c)
330 312,938
Cable One, Inc., 4.00%,  11/15/30
(c)(d)
...... 645 507,914
Charter Communications Operating LLC
6.15%,  11/10/26 ................. 1,725 1,760,972
3.75%,  02/15/28 ................. 1,149 1,093,522
4.20%,  03/15/28 ................. 1,621 1,563,000
2.25%,  01/15/29 ................. 1,320 1,158,633
5.05%,  03/30/29 ................. 1,133 1,111,189
6.10%,  06/01/29 ................. 1,045 1,066,422
2.80%,  04/01/31 ................. 1,465 1,231,411
2.30%,  02/01/32 ................. 903 712,487
4.40%,  04/01/33 ................. 815 727,770
6.65%,  02/01/34 ................. 745 764,872
6.55%,  06/01/34 ................. 1,305 1,328,561
6.38%,  10/23/35 ................. 1,680 1,679,566
5.38%,  04/01/38 ................. 903 803,789
3.50%,  06/01/41 ................. 1,152 786,743
3.50%,  03/01/42 ................. 1,250 844,057
6.48%,  10/23/45 ................. 3,021 2,859,738
5.38%,  05/01/47 ................. 2,140 1,746,213
5.75%,  04/01/48 ................. 2,435 2,077,250
5.13%,  07/01/49 ................. 1,910 1,497,934
4.80%,  03/01/50 ................. 2,337 1,755,193
3.70%,  04/01/51 ................. 1,665 1,041,659
3.90%,  06/01/52 ................. 2,497 1,607,610
5.25%,  04/01/53
(d)
................ 1,374 1,097,370
6.83%,  10/23/55 ................. 817 792,337
3.85%,  04/01/61 ................. 2,080 1,249,878
4.40%,  12/01/61 ................. 1,690 1,123,424
3.95%,  06/30/62 ................. 1,635 988,917
5.50%,  04/01/63 ................. 1,235 981,971
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%,  08/15/27 ................. 1,332 1,294,043
7.75%,  04/15/28 ................. 1,200 1,067,515
9.00%,  09/15/28 ................. 715 751,233
7.50%,  06/01/29 ................. 1,060 905,419
7.88%,  04/01/30 ................. 795 810,359
CMG Media Corp., 8.88%,  12/15/27
(c)
..... 845 616,235
Comcast Corp.
3.15%,  03/01/26 ................. 1,300 1,276,032
2.35%,  01/15/27 ................. 1,717 1,637,720
3.30%,  02/01/27 ................. 1,022 996,017
3.30%,  04/01/27 ................. 889 865,094
Security
Par (000)
Par (000) Value
Media (continued)
5.35%,  11/15/27 ................. USD 1,325 $ 1,356,299
3.15%,  02/15/28 ................. 2,055 1,963,009
3.55%,  05/01/28 ................. 855 824,940
4.15%,  10/15/28 ................. 2,472 2,426,913
4.55%,  01/15/29 ................. 1,015 1,011,169
5.10%,  06/01/29 ................. 1,040 1,056,945
2.65%,  02/01/30 ................. 2,184 1,969,281
3.40%,  04/01/30 ................. 1,198 1,118,400
4.25%,  10/15/30 ................. 1,330 1,293,719
1.95%,  01/15/31 ................. 2,024 1,712,308
1.50%,  02/15/31 ................. 1,494 1,225,236
5.50%,  11/15/32 ................. 1,214 1,259,583
4.25%,  01/15/33 ................. 1,581 1,502,509
4.65%,  02/15/33 ................. 975 959,617
7.05%,  03/15/33 ................. 776 882,014
4.80%,  05/15/33 ................. 870 859,275
5.30%,  06/01/34
(d)
................ 945 961,410
4.20%,  08/15/34 ................. 977 913,481
5.65%,  06/15/35 ................. 832 864,630
4.40%,  08/15/35 ................. 971 909,226
6.50%,  11/15/35 ................. 918 1,017,966
3.20%,  07/15/36
(d)
................ 1,172 965,110
6.45%,  03/15/37 ................. 719 789,575
6.95%,  08/15/37 ................. 526 601,839
3.90%,  03/01/38 ................. 975 841,106
4.60%,  10/15/38 ................. 1,608 1,486,914
6.55%,  07/01/39 ................. 544 601,748
3.25%,  11/01/39 ................. 1,920 1,492,014
3.75%,  04/01/40 ................. 1,745 1,440,910
4.65%,  07/15/42 ................. 784 708,140
4.75%,  03/01/44 ................. 687 620,748
4.60%,  08/15/45 ................. 918 813,953
3.40%,  07/15/46 ................. 1,847 1,351,894
4.00%,  08/15/47 ................. 1,144 913,977
3.97%,  11/01/47 ................. 1,682 1,330,347
4.00%,  03/01/48 ................. 1,310 1,044,015
4.70%,  10/15/48 ................. 1,661 1,495,622
4.00%,  11/01/49 ................. 1,982 1,569,702
3.45%,  02/01/50 ................. 1,577 1,132,786
2.80%,  01/15/51 ................. 2,013 1,261,875
2.89%,  11/01/51 ................. 4,033 2,559,580
2.45%,  08/15/52 ................. 1,736 995,942
4.05%,  11/01/52 ................. 1,514 1,191,135
5.35%,  05/15/53 ................. 1,470 1,422,693
5.65%,  06/01/54 ................. 1,340 1,358,560
2.94%,  11/01/56 ................. 5,160 3,178,290
4.95%,  10/15/58 ................. 1,449 1,313,858
2.65%,  08/15/62 ................. 998 554,137
2.99%,  11/01/63 ................. 3,239 1,935,672
5.50%,  05/15/64 ................. 840 818,414
Cox Communications, Inc.
(c)
3.35%,  09/15/26 ................. 1,130 1,097,757
3.50%,  08/15/27 ................. 1,300 1,253,038
5.45%,  09/15/28 ................. 1,207 1,226,852
1.80%,  10/01/30 ................. 753 619,807
2.60%,  06/15/31 ................. 635 535,644
5.70%,  06/15/33 ................. 1,170 1,170,504
5.45%,  09/01/34 ................. 450 438,778
4.80%,  02/01/35 ................. 767 708,948
8.38%,  03/01/39 ................. 282 335,415
4.70%,  12/15/42 ................. 281 231,806
4.50%,  06/30/43 ................. 526 429,720
4.60%,  08/15/47 ................. 410 330,258
2.95%,  10/01/50 ................. 820 490,863
3.60%,  06/15/51 ................. 845 575,403

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.80%,  12/15/53 ................. USD 810 $ 759,856
5.95%,  09/01/54 ................. 755 719,574
CSC Holdings LLC
(c)
5.50%,  04/15/27 ................. 1,295 1,152,554
5.38%,  02/01/28 ................. 1,010 864,324
7.50%,  04/01/28 ................. 1,047 689,914
11.25%,  05/15/28 ................. 1,005 979,874
11.75%,  01/31/29 ................. 2,200 2,145,817
6.50%,  02/01/29 ................. 1,745 1,473,965
5.75%,  01/15/30 ................. 2,170 1,148,253
4.13%,  12/01/30 ................. 1,088 802,069
4.63%,  12/01/30 ................. 2,260 1,135,449
3.38%,  02/15/31 ................. 1,015 728,137
4.50%,  11/15/31 ................. 1,480 1,086,505
5.00%,  11/15/31 ................. 440 214,547
Cumulus Media New Holdings, Inc.,
8.00%,  07/01/29
(c)
............... 290 118,016
DirecTV Financing LLC
(c)
5.88%,  08/15/27 ................. 4,168 4,013,789
8.88%,  02/01/30 ................. 755 745,983
Discovery Communications LLC
4.90%,  03/11/26 ................. 432 429,502
3.95%,  03/20/28 ................. 1,430 1,349,380
4.13%,  05/15/29 ................. 837 778,808
3.63%,  05/15/30 ................. 1,208 1,069,792
5.00%,  09/20/37 ................. 749 631,979
6.35%,  06/01/40 ................. 650 608,354
5.20%,  09/20/47 ................. 624 487,641
4.65%,  05/15/50 ................. 235 170,635
4.00%,  09/15/55 ................. 575 374,403
DISH DBS Corp.
7.75%,  07/01/26 ................. 1,989 1,680,459
5.25%,  12/01/26
(c)
................ 2,645 2,448,195
7.38%,  07/01/28 ................. 965 706,648
5.75%,  12/01/28
(c)
................ 2,435 2,131,088
5.13%,  06/01/29 ................. 1,465 973,036
DISH Network Corp., 11.75%,  11/15/27
(c)
... 3,625 3,816,201
Fox Corp.
4.71%,  01/25/29 ................. 2,121 2,111,884
3.50%,  04/08/30 ................. 640 595,055
6.50%,  10/13/33 ................. 820 873,147
5.48%,  01/25/39 ................. 1,692 1,634,094
5.58%,  01/25/49 ................. 1,440 1,365,430
GCI LLC, 4.75%,  10/15/28
(c)
........... 604 569,823
Gray Television, Inc.
(c)
7.00%,  05/15/27
(d)
................ 754 734,463
10.50%,  07/15/29
(d)
............... 1,260 1,308,910
4.75%,  10/15/30 ................. 805 508,601
5.38%,  11/15/31 ................. 1,310 784,908
Grupo Televisa SAB
8.50%,  03/11/32 ................. 448 501,295
6.63%,  01/15/40 ................. 528 503,270
5.00%,  05/13/45 ................. 435 333,882
6.13%,  01/31/46
(d)
................ 970 877,515
5.25%,  05/24/49 ................. 670 535,605
iHeartCommunications, Inc.
6.38%,  05/01/26 ................. 728 615,107
8.38%,  05/01/27 ................. 832 437,958
5.25%,  08/15/27
(c)
................ 670 450,880
4.75%,  01/15/28
(c)
................ 460 281,900
Interpublic Group of Cos., Inc. (The)
4.65%,  10/01/28 ................. 575 570,132
4.75%,  03/30/30 ................. 616 609,349
2.40%,  03/01/31 ................. 350 298,342
5.38%,  06/15/33 ................. 411 409,345
Security
Par (000)
Par (000) Value
Media (continued)
3.38%,  03/01/41 ................. USD 669 $ 499,313
5.40%,  10/01/48 ................. 616 579,575
Lamar Media Corp.
3.75%,  02/15/28 ................. 665 630,984
4.88%,  01/15/29 ................. 408 396,330
4.00%,  02/15/30 ................. 505 466,448
3.63%,  01/15/31 ................. 544 486,507
LCPR Senior Secured Financing DAC
(c)
6.75%,  10/15/27 ................. 1,160 1,087,370
5.13%,  07/15/29
(d)
................ 815 684,946
McGraw-Hill Education, Inc.
(c)
5.75%,  08/01/28 ................. 865 848,345
8.00%,  08/01/29 ................. 639 643,314
7.38%,  09/01/31 ................. 670 686,670
Midcontinent Communications,
8.00%,  08/15/32
(c)(d)
............... 700 713,865
Neptune Bidco US, Inc., 9.29%,  04/15/29
(c)
.. 2,630 2,459,307
News Corp.
(c)
3.88%,  05/15/29 ................. 1,025 954,436
5.13%,  02/15/32 ................. 515 493,479
Nexstar Media, Inc.
(c)
5.63%,  07/15/27 ................. 1,675 1,646,193
4.75%,  11/01/28
(d)
................ 1,000 939,965
Omnicom Group, Inc.
3.60%,  04/15/26 ................. 1,722 1,697,217
2.45%,  04/30/30 ................. 725 637,898
4.20%,  06/01/30 ................. 1,044 1,009,052
2.60%,  08/01/31 ................. 855 737,439
5.30%,  11/01/34 ................. 545 546,649
Outfront Media Capital LLC
(c)
5.00%,  08/15/27 ................. 685 674,408
4.25%,  01/15/29 ................. 465 435,421
4.63%,  03/15/30 ................. 465 432,491
7.38%,  02/15/31 ................. 450 475,342
Paramount Global
2.90%,  01/15/27
(d)
................ 355 337,242
3.38%,  02/15/28 ................. 632 587,303
3.70%,  06/01/28 ................. 937 876,490
4.20%,  06/01/29
(d)
................ 657 614,900
7.88%,  07/30/30 ................. 876 943,523
4.95%,  01/15/31 ................. 915 849,730
4.20%,  05/19/32 ................. 932 811,247
5.50%,  05/15/33 ................. 385 356,941
6.88%,  04/30/36 ................. 1,203 1,202,370
5.90%,  10/15/40 ................. 399 345,096
4.85%,  07/01/42 ................. 503 389,954
4.38%,  03/15/43 ................. 1,469 1,055,584
5.85%,  09/01/43 ................. 1,222 1,037,246
5.25%,  04/01/44 ................. 405 313,837
4.90%,  08/15/44 ................. 598 444,020
4.60%,  01/15/45 ................. 655 472,740
4.95%,  05/19/50 ................. 968 720,535
(3-mo. LIBOR USD + 3.90%),
6.25%,  02/28/57
(g)
............... 655 587,606
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.00%),
6.38%,  03/30/62
(g)
............... 995 921,457
Radiate Holdco LLC
(c)
4.50%,  09/15/26 ................. 901 781,692
6.50%,  09/15/28 ................. 903 618,985
Scripps Escrow II, Inc.
(c)
3.88%,  01/15/29 ................. 555 431,617
5.38%,  01/15/31 ................. 395 223,321
Scripps Escrow, Inc., 5.88%,  07/15/27
(c)(d)
... 435 383,613

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Sinclair Television Group, Inc.
(c)
5.13%,  02/15/27 ................. USD 260 $ 230,098
5.50%,  03/01/30 ................. 520 358,176
4.13%,  12/01/30
(d)
................ 740 566,096
Sirius XM Radio, Inc.
(c)
3.13%,  09/01/26 ................. 1,045 1,003,302
5.00%,  08/01/27 ................. 1,524 1,493,585
4.00%,  07/15/28 ................. 1,965 1,837,695
5.50%,  07/01/29 ................. 1,254 1,216,912
4.13%,  07/01/30 ................. 1,972 1,764,339
3.88%,  09/01/31
(d)
................ 1,520 1,307,583
Sky Group Finance Ltd., 6.50%,  10/15/35
(c)
.. 885 964,057
Stagwell Global LLC, 5.63%,  08/15/29
(c)
.... 1,112 1,058,384
Summer BC Bidco B LLC, 5.50%,  10/31/26
(c)
395 390,189
Sunrise FinCo. I BV, 4.88%,  07/15/31
(c)
.... 1,270 1,162,246
Sunrise HoldCo IV BV, 5.50%,  01/15/28
(c)
... 445 439,441
TCI Communications, Inc.
7.88%,  02/15/26 ................. 349 362,536
7.13%,  02/15/28 ................. 795 851,989
TEGNA, Inc.
4.75%,  03/15/26
(c)
................ 525 520,434
4.63%,  03/15/28 ................. 974 918,391
5.00%,  09/15/29 ................. 1,095 1,021,559
Telecomunicaciones Digitales SA,
4.50%,  01/30/30
(e)
............... 600 548,255
Telenet Finance Luxembourg Notes SARL,
5.50%,  03/01/28
(c)
............... 1,000 973,098
Time Warner Cable Enterprises LLC,
8.38%,  07/15/33 ................ 928 1,041,893
Time Warner Cable LLC
6.55%,  05/01/37 ................. 1,520 1,459,624
7.30%,  07/01/38 ................. 1,130 1,150,744
6.75%,  06/15/39 ................. 1,749 1,701,343
5.88%,  11/15/40 ................. 1,224 1,080,233
5.50%,  09/01/41 ................. 1,253 1,054,894
4.50%,  09/15/42 ................. 1,301 969,466
Townsquare Media, Inc., 6.88%,  02/01/26
(c)
.. 465 463,604
Univision Communications, Inc.
(c)
6.63%,  06/01/27 ................. 1,861 1,849,191
8.00%,  08/15/28 ................. 1,442 1,465,382
4.50%,  05/01/29 ................. 1,055 937,259
7.38%,  06/30/30 ................. 940 902,109
8.50%,  07/31/31 ................. 1,260 1,238,378
Urban One, Inc., 7.38%,  02/01/28
(c)
...... 680 504,520
Videotron Ltd.
(c)
5.13%,  04/15/27 ................. 946 939,655
3.63%,  06/15/29 ................. 750 698,620
Virgin Media Vendor Financing Notes IV DAC,
5.00%,  07/15/28
(c)
............... 505 482,651
VZ Secured Financing BV, 5.00%,  01/15/32
(c)
1,560 1,400,186
Ziggo Bond Co. BV
(c)
6.00%,  01/15/27 ................. 570 568,965
5.13%,  02/28/30 ................. 460 416,342
Ziggo BV, 4.88%,  01/15/30
(c)
........... 1,015 940,894
250,371,315
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd.,
5.45%,  01/24/28
(e)
............... 1,000 1,013,395
Alcoa Nederland Holding BV
(c)
5.50%,  12/15/27 ................. 940 935,419
6.13%,  05/15/28 ................. 582 584,090
4.13%,  03/31/29 ................. 670 629,952
7.13%,  03/15/31 ................. 740 771,787
Algoma Steel, Inc., 9.13%,  04/15/29
(c)
..... 345 355,754
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Allegheny Ludlum LLC, 6.95%,  12/15/25 ... USD 157 $ 159,377
Anglo American Capital plc
4.75%,  04/10/27
(c)
................ 1,120 1,112,836
4.00%,  09/11/27
(c)
................ 928 903,028
4.50%,  03/15/28
(c)
................ 775 761,200
2.25%,  03/17/28
(e)
................ 400 365,126
3.88%,  03/16/29
(d)(e)
............... 400 381,210
5.63%,  04/01/30
(e)
................ 700 715,742
2.63%,  09/10/30
(e)
................ 1,200 1,049,462
2.88%,  03/17/31
(e)
................ 400 350,497
5.50%,  05/02/33
(e)
................ 1,355 1,369,128
5.75%,  04/05/34
(d)(e)
............... 1,600 1,634,773
3.95%,  09/10/50
(e)
................ 400 305,110
4.75%,  03/16/52
(e)
................ 600 514,398
6.00%,  04/05/54
(e)
................ 200 205,999
AngloGold Ashanti Holdings plc
3.38%,  11/01/28 ................. 805 742,602
3.75%,  10/01/30 ................. 754 684,345
6.50%,  04/15/40 ................. 330 340,243
Antofagasta plc
(e)
2.38%,  10/14/30 ................. 600 510,295
5.63%,  05/13/32 ................. 400 401,180
6.25%,  05/02/34
(d)
................ 800 831,753
ArcelorMittal SA
(j)
4.55%,  03/11/26 ................. 480 477,626
6.55%,  11/29/27 ................. 950 988,668
4.25%,  07/16/29 ................. 810 789,134
6.80%,  11/29/32 ................. 1,020 1,106,842
6.00%,  06/17/34 ................. 495 507,844
7.00%,  10/15/39 ................. 780 849,085
6.75%,  03/01/41 ................. 475 498,187
6.35%,  06/17/54 ................. 500 498,059
Arsenal AIC Parent LLC
(c)
8.00%,  10/01/30 ................. 700 736,467
11.50%,  10/01/31 ................. 490 545,748
ATI, Inc.
5.88%,  12/01/27 ................. 358 356,055
4.88%,  10/01/29 ................. 325 307,124
7.25%,  08/15/30 ................. 425 440,121
5.13%,  10/01/31 ................. 352 331,638
Baffinland Iron Mines Corp., 8.75%,  07/15/26
(c)
572 518,517
Barrick Gold Corp., 6.45%,  10/15/35 ...... 110 119,703
Barrick International Barbados Corp.,
6.35%,  10/15/36
(c)
............... 600 647,271
Barrick North America Finance LLC
5.70%,  05/30/41 ................. 987 999,223
5.75%,  05/01/43 ................. 826 843,636
Barrick PD Australia Finance Pty. Ltd.,
5.95%,  10/15/39 ................ 1,065 1,109,762
BHP Billiton Finance USA Ltd.
4.88%,  02/27/26 ................. 714 716,701
6.42%,  03/01/26 ................. 295 301,373
5.25%,  09/08/26 ................. 940 950,950
4.75%,  02/28/28 ................. 715 718,589
5.10%,  09/08/28 ................. 1,075 1,091,119
5.25%,  09/08/30 ................. 1,380 1,414,491
4.90%,  02/28/33 ................. 795 792,906
5.25%,  09/08/33 ................. 1,445 1,468,707
4.13%,  02/24/42 ................. 943 815,992
5.00%,  09/30/43 ................. 2,575 2,471,260
5.50%,  09/08/53 ................. 630 640,746
Big River Steel LLC, 6.63%,  01/31/29
(c)
.... 738 743,401
Carpenter Technology Corp.
6.38%,  07/15/28 ................. 380 379,547
7.63%,  03/15/30 ................. 280 289,189

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Century Aluminum Co., 7.50%,  04/01/28
(c)(d)
. USD 248 $ 250,949
Chalco Hong Kong Investment Co. Ltd.,
2.10%,  07/28/26
(e)
............... 600 570,489
Chinalco Capital Holdings Ltd.
(e)
2.13%,  06/03/26 ................. 1,000 957,573
2.95%,  02/24/27 ................. 400 383,542
4.75%,  02/14/28 ................. 600 597,696
Cia de Minas Buenaventura SAA,
5.50%,  07/23/26
(e)
............... 600 589,390
Cleveland-Cliffs, Inc.
5.88%,  06/01/27 ................. 565 564,218
4.63%,  03/01/29
(c)(d)
............... 365 342,153
6.88%,  11/01/29
(c)
................ 895 898,102
6.75%,  04/15/30
(c)
................ 745 744,381
4.88%,  03/01/31
(c)(d)
............... 273 251,790
7.00%,  03/15/32
(c)(d)
............... 1,425 1,426,641
7.38%,  05/01/33
(c)
................ 895 901,727
6.25%,  10/01/40 ................. 245 224,818
Coeur Mining, Inc., 5.13%,  02/15/29
(c)(d)
.... 326 312,085
Commercial Metals Co.
4.13%,  01/15/30 ................. 310 286,867
3.88%,  02/15/31 ................. 310 277,972
4.38%,  03/15/32 ................. 310 284,845
Compass Minerals International, Inc.,
6.75%,  12/01/27
(c)(d)
............... 490 483,180
Constellium SE
(c)
5.63%,  06/15/28 ................. 345 336,937
3.75%,  04/15/29 ................. 535 484,318
6.38%,  08/15/32 ................. 365 359,627
CSN Inova Ventures, 6.75%,  01/28/28
(e)
.... 1,200 1,144,911
CSN Resources SA
(e)
8.88%,  12/05/30
(d)
................ 800 802,198
4.63%,  06/10/31
(d)
................ 800 632,595
5.88%,  04/08/32 ................. 600 498,077
Eldorado Gold Corp., 6.25%,  09/01/29
(e)
... 500 491,997
Endeavour Mining plc, 5.00%,  10/14/26
(e)
... 400 388,435
Eregli Demir ve Celik Fabrikalari TAS,
8.38%,  07/23/29
(e)
............... 1,000 1,026,992
First Quantum Minerals Ltd.
(e)
6.88%,  10/15/27
(d)
................ 1,425 1,415,850
9.38%,  03/01/29 ................. 1,600 1,701,939
8.63%,  06/01/31 ................. 1,200 1,209,047
FMG Resources August 2006 Pty. Ltd.
(c)
4.50%,  09/15/27 ................. 555 541,141
5.88%,  04/15/30 ................. 640 636,963
4.38%,  04/01/31 ................. 1,840 1,674,065
6.13%,  04/15/32 ................. 805 807,355
Freeport Indonesia PT
(e)
4.76%,  04/14/27 ................. 600 598,109
5.32%,  04/14/32 ................. 1,400 1,387,658
6.20%,  04/14/52 ................. 1,000 1,016,703
Freeport-McMoRan, Inc.
5.00%,  09/01/27 ................. 525 524,484
4.13%,  03/01/28 ................. 605 588,764
4.38%,  08/01/28 ................. 691 673,471
5.25%,  09/01/29 ................. 670 670,632
4.25%,  03/01/30 ................. 670 641,047
4.63%,  08/01/30 ................. 775 755,819
5.40%,  11/14/34 ................. 940 940,396
5.45%,  03/15/43 ................. 1,731 1,661,257
Fresnillo plc, 4.25%,  10/02/50
(d)(e)
........ 800 591,893
Gerdau Trade, Inc., 4.88%,  10/24/27
(e)
..... 400 399,411
Glencore Finance Canada Ltd.
(c)
6.90%,  11/15/37 ................. 625 690,704
6.00%,  11/15/41 ................. 328 329,925
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.55%,  10/25/42 ................. USD 515 $ 497,088
Glencore Funding LLC
(c)
1.63%,  04/27/26 ................. 600 572,570
4.00%,  03/27/27 ................. 1,103 1,081,514
5.34%,  04/04/27 ................. 480 485,313
3.88%,  10/27/27 ................. 760 739,220
5.40%,  05/08/28 ................. 1,127 1,143,589
6.13%,  10/06/28 ................. 405 421,306
4.88%,  03/12/29
(d)
................ 1,375 1,371,334
5.37%,  04/04/29 ................. 520 527,455
2.50%,  09/01/30 ................. 807 704,439
6.38%,  10/06/30 ................. 450 477,836
2.85%,  04/27/31 ................. 305 265,999
2.63%,  09/23/31 ................. 565 481,495
5.70%,  05/08/33 ................. 770 788,316
6.50%,  10/06/33 ................. 505 542,554
5.63%,  04/04/34 ................. 1,115 1,131,174
3.88%,  04/27/51
(d)
................ 821 612,129
3.38%,  09/23/51 ................. 645 439,793
5.89%,  04/04/54 ................. 700 708,222
Gold Fields Orogen Holdings BVI Ltd.,
6.13%,  05/15/29
(e)
............... 400 410,240
GUSAP III LP
(e)
4.25%,  01/21/30 ................. 600 572,203
7.25%,  04/16/44 ................. 400 452,390
Hecla Mining Co., 7.25%,  02/15/28 ....... 470 475,038
Hudbay Minerals, Inc.
(e)
4.50%,  04/01/26 ................. 530 523,435
6.13%,  04/01/29 ................. 570 573,802
Indonesia Asahan Aluminium PT
(e)
6.53%,  11/15/28 ................. 700 733,697
5.45%,  05/15/30 ................. 1,600 1,604,288
6.76%,  11/15/48 ................. 200 213,363
5.80%,  05/15/50 ................. 400 383,303
Industrias Penoles SAB de CV
(e)
4.15%,  09/12/29
(d)
................ 600 569,769
5.65%,  09/12/49 ................. 800 709,848
4.75%,  08/06/50 ................. 400 310,167
Infrabuild Australia Pty. Ltd.,
14.50%,  11/15/28
(c)
............... 300 295,843
JSW Steel Ltd.
(e)
3.95%,  04/05/27 ................. 400 383,155
5.05%,  04/05/32
(d)
................ 600 544,575
JW Aluminum Continuous Cast Co.,
10.25%,  06/01/26
(c)
............... 235 235,796
Kaiser Aluminum Corp.
(c)
4.63%,  03/01/28 ................. 465 443,442
4.50%,  06/01/31 ................. 560 499,521
Kinross Gold Corp.
4.50%,  07/15/27 ................. 752 743,927
6.25%,  07/15/33 ................. 725 768,868
Krakatau Posco PT
(e)
6.38%,  06/11/27 ................. 400 400,054
6.38%,  06/11/29 ................. 400 398,858
Metinvest BV, 7.75%,  10/17/29
(e)
........ 800 513,684
Minera Mexico SA de CV, 4.50%,  01/26/50
(e)
. 1,000 776,034
Mineral Resources Ltd.
(c)
8.13%,  05/01/27 ................. 700 704,717
8.00%,  11/01/27 ................. 625 640,293
9.25%,  10/01/28 ................. 1,105 1,164,104
8.50%,  05/01/30 ................. 595 614,229
Minmetals Bounteous Finance BVI Ltd.,
4.20%,  07/27/26
(e)
............... 1,000 986,765
Minsur SA, 4.50%,  10/28/31
(e)
.......... 400 359,643
New Gold, Inc., 7.50%,  07/15/27
(c)
....... 395 401,284

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty. Ltd.
(c)
4.40%,  09/29/27
(d)
................ USD 517 $ 501,598
4.70%,  05/12/31 ................. 492 459,051
Newmont Corp.
5.30%,  03/15/26 ................. 460 464,005
2.80%,  10/01/29 ................. 935 855,916
3.25%,  05/13/30 ................. 782 723,854
2.25%,  10/01/30 ................. 985 859,239
2.60%,  07/15/32
(d)
................ 1,035 886,045
5.35%,  03/15/34 ................. 485 493,324
5.88%,  04/01/35 ................. 296 311,221
6.25%,  10/01/39 ................. 921 997,623
5.75%,  11/15/41 ................. 430 438,299
4.88%,  03/15/42 ................. 1,476 1,382,289
5.45%,  06/09/44 ................. 765 755,599
4.20%,  05/13/50 ................. 456 385,318
Nexa Resources SA
(e)
6.50%,  01/18/28 ................. 271 276,448
6.75%,  04/09/34
(d)
................ 600 619,865
Northern Star Resources Ltd.,
6.13%,  04/11/33
(c)
................ 680 703,905
Novelis Corp.
(c)
3.25%,  11/15/26 ................. 720 692,404
4.75%,  01/30/30 ................. 1,570 1,470,234
3.88%,  08/15/31 ................. 755 663,525
Nucor Corp.
4.30%,  05/23/27 ................. 835 831,583
3.95%,  05/01/28 ................. 691 675,676
2.70%,  06/01/30 ................. 493 443,512
6.40%,  12/01/37 ................. 465 513,319
4.40%,  05/01/48 ................. 890 767,708
3.85%,  04/01/52 ................. 590 457,222
2.98%,  12/15/55 ................. 532 331,413
Perenti Finance Pty. Ltd.
(c)
6.50%,  10/07/25 ................. 206 205,830
7.50%,  04/26/29 ................. 375 391,449
Periama Holdings LLC, 5.95%,  04/19/26
(e)
.. 800 798,000
POSCO
(e)
5.63%,  01/17/26
(d)
................ 1,000 1,006,351
4.88%,  01/23/27 ................. 200 199,760
4.50%,  08/04/27 ................. 800 791,776
5.75%,  01/17/28 ................. 700 715,719
5.88%,  01/17/33 ................. 200 207,314
Reliance, Inc., 2.15%,  08/15/30 ......... 195 166,818
Rio Tinto Alcan, Inc.
7.25%,  03/15/31 ................. 510 573,175
6.13%,  12/15/33 ................. 556 600,558
5.75%,  06/01/35 ................. 267 281,045
Rio Tinto Finance USA Ltd.
7.13%,  07/15/28 ................. 790 854,512
5.20%,  11/02/40 ................. 911 901,542
2.75%,  11/02/51 ................. 1,280 811,402
Rio Tinto Finance USA plc
5.00%,  03/09/33 ................. 815 824,805
4.75%,  03/22/42 ................. 583 547,383
4.13%,  08/21/42 ................. 846 728,110
5.13%,  03/09/53 ................. 1,135 1,090,708
Samarco Mineracao SA
(h)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.................... 1,938 1,826,313
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(e)
.................... 2,024 1,908,165
SDG Finance Ltd., 2.80%,  08/25/26
(e)
..... 600 574,214
South32 Treasury Ltd., 4.35%,  04/14/32
(c)
... 510 472,310
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Southern Copper Corp.
7.50%,  07/27/35 ................. USD 720 $ 834,750
6.75%,  04/16/40 ................. 1,303 1,435,992
5.25%,  11/08/42 ................. 1,463 1,368,432
5.88%,  04/23/45 ................. 1,461 1,466,257
Steel Dynamics, Inc.
5.00%,  12/15/26 ................. 1,477 1,475,015
1.65%,  10/15/27 ................. 455 416,640
3.45%,  04/15/30 ................. 340 315,588
3.25%,  01/15/31 ................. 530 483,318
5.38%,  08/15/34 ................. 650 653,317
3.25%,  10/15/50 ................. 505 344,647
Stillwater Mining Co.
(e)
4.00%,  11/16/26
(d)
................ 400 377,799
4.50%,  11/16/29 ................. 600 493,017
SunCoke Energy, Inc., 4.88%,  06/30/29
(c)
... 510 460,540
Taseko Mines Ltd., 8.25%,  05/01/30
(c)
..... 502 518,662
TMS International Corp., 6.25%,  04/15/29
(c)
. 340 328,942
United States Steel Corp.
6.88%,  03/01/29 ................. 549 553,386
6.65%,  06/01/37 ................. 278 282,220
Vale Overseas Ltd.
3.75%,  07/08/30 ................. 1,821 1,695,280
6.13%,  06/12/33 ................. 1,483 1,520,500
8.25%,  01/17/34
(d)
................ 736 888,406
6.88%,  11/21/36 ................. 1,094 1,196,807
6.88%,  11/10/39 ................. 1,172 1,272,410
6.40%,  06/28/54 ................. 570 571,189
Vale SA, 5.63%,  09/11/42 ............ 656 652,286
Vedanta Resources Finance II plc
9.25%,  04/23/26
(e)
................ 600 596,017
13.88%,  12/09/28
(e)
............... 1,004 1,007,401
10.88%,  09/17/29
(c)
............... 800 822,228
Vedanta Resources Ltd., 13.88%,  12/09/28
(e)
. 940 957,743
Warrior Met Coal, Inc., 7.88%,  12/01/28
(c)
... 156 162,123
WE Soda Investments Holding plc
(e)
9.50%,  10/06/28 ................. 1,000 1,031,413
9.38%,  02/14/31 ................. 400 410,737
Yamana Gold, Inc., 2.63%,  08/15/31 ...... 460 390,904
169,884,621
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Apollo Commercial Real Estate Finance, Inc.,
4.63%,  06/15/29 ................ 505 438,418
Blackstone Mortgage Trust, Inc.,
3.75%,  01/15/27
(d)
............... 355 331,936
Ladder Capital Finance Holdings LLLP
5.25%,  10/01/25 ................. 335 333,778
4.25%,  02/01/27 ................. 595 575,849
4.75%,  06/15/29 ................. 650 619,363
7.00%,  07/15/31 ................. 510 529,714
Rithm Capital Corp.
6.25%,  10/15/25 ................. 268 267,355
8.00%,  04/01/29 ................. 770 768,437
Starwood Property Trust, Inc.
3.63%,  07/15/26 ................. 380 364,801
4.38%,  01/15/27 ................. 465 448,490
7.25%,  04/01/29 ................. 590 606,417
6.00%,  04/15/30 ................. 405 397,279
5,681,837
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
4.38%,  06/22/26
(e)
................ 1,000 993,055
2.00%,  04/29/28
(e)
................ 1,400 1,277,822
4.38%,  01/24/29
(e)
................ 200 197,175

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
100
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.88%,  04/23/30
(e)
................ USD 800 $ 805,464
4.38%,  10/09/31
(c)
................ 800 778,043
4.70%,  04/24/33
(e)
................ 800 788,711
6.50%,  10/27/36
(c)
................ 840 947,807
4.75%,  03/09/37
(c)
................ 870 838,686
4.00%,  10/03/49
(e)
................ 800 649,784
3.40%,  04/29/51
(e)
................ 1,000 720,363
Algonquin Power & Utilities Corp.
5.37%,  06/15/26 ................. 180 181,024
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.75%,  01/18/82
(g)
............... 751 702,141
Ameren Corp.
3.65%,  02/15/26 ................. 525 517,141
5.70%,  12/01/26 ................. 985 1,002,601
1.95%,  03/15/27 ................. 940 881,824
1.75%,  03/15/28 ................. 300 271,391
5.00%,  01/15/29 ................. 675 678,347
3.50%,  01/15/31 ................. 823 759,584
Ameren Illinois Co.
3.80%,  05/15/28 ................. 95 92,386
1.55%,  11/15/30 ................. 305 253,895
3.85%,  09/01/32 ................. 270 250,734
4.95%,  06/01/33 ................. 380 378,958
4.15%,  03/15/46 ................. 465 391,411
3.70%,  12/01/47 ................. 557 429,088
4.50%,  03/15/49 ................. 535 468,536
3.25%,  03/15/50 ................. 494 347,354
2.90%,  06/15/51 ................. 423 276,567
5.90%,  12/01/52 ................. 451 481,154
5.55%,  07/01/54 ................. 575 590,775
Avista Corp.
4.35%,  06/01/48 ................. 535 451,727
4.00%,  04/01/52 ................. 210 164,471
Berkshire Hathaway Energy Co.
3.25%,  04/15/28 ................. 1,195 1,143,079
3.70%,  07/15/30 ................. 1,100 1,044,209
1.65%,  05/15/31 ................. 617 509,451
6.13%,  04/01/36 ................. 1,560 1,664,832
5.95%,  05/15/37 ................. 328 346,059
5.15%,  11/15/43 ................. 668 648,751
4.50%,  02/01/45 ................. 898 794,028
3.80%,  07/15/48 ................. 915 698,479
4.45%,  01/15/49 ................. 840 713,142
4.25%,  10/15/50 ................. 626 511,579
2.85%,  05/15/51 ................. 1,283 821,117
4.60%,  05/01/53 ................. 914 784,209
Black Hills Corp.
3.95%,  01/15/26 ................. 415 409,806
3.15%,  01/15/27 ................. 145 139,563
5.95%,  03/15/28 ................. 736 759,597
3.05%,  10/15/29 ................. 667 611,240
2.50%,  06/15/30 ................. 627 546,999
4.35%,  05/01/33 ................. 315 292,321
6.15%,  05/15/34 ................. 465 487,275
6.00%,  01/15/35 ................. 420 435,766
4.20%,  09/15/46 ................. 294 236,465
3.88%,  10/15/49 ................. 281 208,732
CenterPoint Energy, Inc.
1.45%,  06/01/26 ................. 551 523,367
5.25%,  08/10/26 ................. 250 251,888
5.40%,  06/01/29 ................. 475 483,401
2.95%,  03/01/30 ................. 315 284,116
2.65%,  06/01/31 ................. 575 498,379
3.70%,  09/01/49 ................. 383 281,289
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%,  02/15/55
(g)
............... USD 595 $ 610,928
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%,  02/15/55
(g)
............... 535 548,095
Centrica plc, 5.38%,  10/16/43
(c)(d)
........ 410 369,312
CMS Energy Corp.
3.00%,  05/15/26 ................. 35 33,994
3.45%,  08/15/27 ................. 261 252,414
4.88%,  03/01/44 ................. 212 194,079
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.12%),
4.75%,  06/01/50
(g)
............... 608 584,609
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.90%),
3.75%,  12/01/50
(g)
............... 467 407,371
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%,  11/15/27 ........... 465 446,393
3.80%,  05/15/28 ................. 610 592,630
Series D, 4.00%,  12/01/28 ........... 485 473,840
Series 20A, 3.35%,  04/01/30 ......... 565 528,854
2.40%,  06/15/31 ................. 713 619,178
5.20%,  03/01/33 ................. 465 473,447
5.50%,  03/15/34
(d)
................ 550 570,768
5.38%,  05/15/34 ................. 300 307,733
Series 05-A, 5.30%,  03/01/35 ......... 140 141,825
Series 06-A, 5.85%,  03/15/36 ......... 586 616,295
Series 06-B, 6.20%,  06/15/36 ......... 375 405,492
Series 07-A, 6.30%,  08/15/37 ......... 95 103,519
Series 08-B, 6.75%,  04/01/38 ......... 562 637,296
Series 09-C, 5.50%,  12/01/39 ......... 385 389,286
5.70%,  06/15/40 ................. 333 341,663
Series 12-A, 4.20%,  03/15/42 ......... 288 245,839
3.95%,  03/01/43 ................. 820 676,729
4.45%,  03/15/44 ................. 818 716,402
4.50%,  12/01/45 ................. 916 799,546
3.85%,  06/15/46 ................. 808 631,868
Series 2017, 3.88%,  06/15/47 ......... 554 435,545
Series E, 4.65%,  12/01/48 ........... 795 705,474
Series A, 4.13%,  05/15/49 ........... 535 437,440
Series 20B, 3.95%,  04/01/50 ......... 1,180 961,124
3.20%,  12/01/51 ................. 470 320,916
6.15%,  11/15/52 ................. 650 708,400
5.90%,  11/15/53 ................. 885 935,035
5.70%,  05/15/54 ................. 875 904,710
4.63%,  12/01/54 ................. 372 326,617
Series C, 4.30%,  12/01/56 ........... 550 451,243
Series C, 4.00%,  11/15/57
(d)
.......... 678 524,366
4.50%,  05/15/58 ................. 711 596,681
3.70%,  11/15/59 ................. 362 263,149
Series C, 3.00%,  12/01/60 ........... 477 290,308
3.60%,  06/15/61 ................. 683 486,808
Consumers Energy Co.
4.65%,  03/01/28 ................. 273 273,714
3.80%,  11/15/28 ................. 88 85,210
4.90%,  02/15/29 ................. 685 691,477
4.60%,  05/30/29 ................. 628 626,697
4.70%,  01/15/30 ................. 210 210,028
3.60%,  08/15/32 ................. 100 91,742
4.63%,  05/15/33 ................. 535 525,762
3.95%,  05/15/43 ................. 171 140,788
3.25%,  08/15/46 ................. 410 300,182
3.95%,  07/15/47 ................. 655 529,824
4.05%,  05/15/48 ................. 685 568,302

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
101
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.35%,  04/15/49 ................. USD 770 $ 662,196
3.75%,  02/15/50 ................. 375 290,776
3.10%,  08/15/50 ................. 788 555,120
3.50%,  08/01/51 ................. 569 433,586
2.65%,  08/15/52 ................. 612 385,005
4.20%,  09/01/52 ................. 255 214,066
2.50%,  05/01/60 ................. 690 394,611
Delmarva Power & Light Co., 4.15%,  05/15/45 415 341,059
Dominion Energy, Inc.
Series A, 1.45%,  04/15/26 ........... 403 384,220
Series D, 2.85%,  08/15/26 ........... 469 453,438
Series B, 3.60%,  03/15/27 ........... 422 412,665
4.25%,  06/01/28 ................. 569 560,681
Series C, 3.38%,  04/01/30 ........... 2,229 2,063,575
Series C, 2.25%,  08/15/31 ........... 440 370,295
Series A, 4.35%,  08/15/32 ........... 285 271,261
5.38%,  11/15/32 ................. 845 859,846
Series E, 6.30%,  03/15/33 ........... 303 323,751
Series F, 5.25%,  08/01/33 ........... 870 869,293
Series B, 5.95%,  06/15/35 ........... 495 518,568
7.00%,  06/15/38 ................. 464 524,280
Series B, 3.30%,  04/15/41 ........... 580 432,161
Series C, 4.90%,  08/01/41 ........... 385 352,020
Series C, 4.05%,  09/15/42 ........... 341 274,711
4.70%,  12/01/44 ................. 425 368,010
Series A, 4.60%,  03/15/49 ........... 380 320,816
Series B, 4.85%,  08/15/52 ........... 785 694,728
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%,  06/01/54
(g)
............... 1,250 1,331,976
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%,  02/01/55
(g)
............... 40 41,745
DTE Energy Co.
2.85%,  10/01/26 ................. 598 577,924
4.95%,  07/01/27 ................. 675 678,700
4.88%,  06/01/28 ................. 730 731,035
5.10%,  03/01/29 ................. 1,045 1,053,284
Series C, 3.40%,  06/15/29 ........... 371 347,548
2.95%,  03/01/30 ................. 465 419,350
5.85%,  06/01/34 ................. 620 643,961
Engie SA
(c)
5.25%,  04/10/29 ................. 490 496,527
5.63%,  04/10/34 ................. 595 607,269
5.88%,  04/10/54 ................. 615 620,938
National Grid plc
5.60%,  06/12/28 ................. 20 20,481
5.81%,  06/12/33 ................. 460 476,892
5.42%,  01/11/34 ................. 795 803,303
New York State Electric & Gas Corp.
(c)
3.25%,  12/01/26 ................. 120 115,732
5.65%,  08/15/28 ................. 865 885,242
2.15%,  10/01/31 ................. 735 601,188
5.85%,  08/15/33 ................. 265 273,330
5.30%,  08/15/34 ................. 805 799,790
3.30%,  09/15/49 ................. 238 159,888
NiSource, Inc.
3.49%,  05/15/27 ................. 1,682 1,636,753
5.25%,  03/30/28 ................. 585 593,264
5.20%,  07/01/29 ................. 505 511,843
2.95%,  09/01/29 ................. 1,310 1,203,069
3.60%,  05/01/30 ................. 1,255 1,174,542
1.70%,  02/15/31 ................. 780 643,510
5.40%,  06/30/33 ................. 235 237,057
5.35%,  04/01/34 ................. 455 456,627
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.95%,  06/15/41 ................. USD 431 $ 443,149
5.25%,  02/15/43 ................. 620 597,966
4.80%,  02/15/44 ................. 665 599,234
5.65%,  02/01/45 ................. 925 927,325
4.38%,  05/15/47 ................. 947 796,693
3.95%,  03/30/48 ................. 753 596,091
5.00%,  06/15/52 ................. 630 577,555
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95%,  11/30/54
(g)
............... 125 128,594
NorthWestern Corp., 4.18%,  11/15/44 ..... 585 479,972
Public Service Enterprise Group, Inc.
5.85%,  11/15/27 ................. 115 118,518
5.88%,  10/15/28 ................. 680 705,484
5.20%,  04/01/29 ................. 610 618,809
1.60%,  08/15/30 ................. 690 574,536
2.45%,  11/15/31 ................. 205 174,565
6.13%,  10/15/33 ................. 595 630,041
5.45%,  04/01/34 ................. 500 505,858
Puget Energy, Inc.
2.38%,  06/15/28 ................. 1,235 1,121,794
4.10%,  06/15/30 ................. 549 514,119
4.22%,  03/15/32 ................. 705 646,150
Puget Sound Energy, Inc.
5.33%,  06/15/34 ................. 410 416,025
6.27%,  03/15/37 ................. 565 606,590
5.76%,  10/01/39 ................. 429 443,310
5.80%,  03/15/40 ................. 430 441,260
5.64%,  04/15/41 ................. 305 305,890
4.30%,  05/20/45 ................. 376 314,006
4.22%,  06/15/48 ................. 530 441,403
3.25%,  09/15/49 ................. 622 429,716
2.89%,  09/15/51 ................. 520 330,542
5.45%,  06/01/53 ................. 205 202,738
5.69%,  06/15/54 ................. 285 292,022
San Diego Gas & Electric Co.
2.50%,  05/15/26 ................. 706 685,443
4.95%,  08/15/28 ................. 1,095 1,106,060
Series VVV, 1.70%,  10/01/30 ......... 1,210 1,018,363
Series XXX, 3.00%,  03/15/32 ......... 560 496,575
6.00%,  06/01/39 ................. 265 282,093
4.50%,  08/15/40 ................. 427 390,067
Series RRR, 3.75%,  06/01/47 ......... 461 354,524
4.15%,  05/15/48 ................. 325 266,362
Series TTT, 4.10%,  06/15/49 .......... 732 590,976
3.32%,  04/15/50 ................. 235 164,384
2.95%,  08/15/51 ................. 855 569,426
3.70%,  03/15/52 ................. 65 48,782
5.35%,  04/01/53 ................. 745 727,453
5.55%,  04/15/54 ................. 635 638,984
Sempra
5.40%,  08/01/26 ................. 385 388,947
3.25%,  06/15/27 ................. 1,293 1,242,205
3.40%,  02/01/28 ................. 1,232 1,178,175
3.70%,  04/01/29 ................. 460 437,013
5.50%,  08/01/33 ................. 445 453,830
3.80%,  02/01/38 ................. 958 803,349
6.00%,  10/15/39 ................. 891 910,916
4.00%,  02/01/48 ................. 983 768,820
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.87%),
4.13%,  04/01/52
(g)
............... 745 706,648
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40%,  10/01/54
(g)
............... 1,045 1,041,146

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
102
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88%,  10/01/54
(g)
............... USD 910 $ 925,871
Southern Co. Gas Capital Corp.
3.25%,  06/15/26 ................. 513 501,179
Series 20-A, 1.75%,  01/15/31 ......... 635 525,599
5.15%,  09/15/32 ................. 160 161,274
5.75%,  09/15/33 ................. 595 618,333
4.95%,  09/15/34 ................. 510 499,054
5.88%,  03/15/41 ................. 294 305,904
4.40%,  06/01/43 ................. 660 566,569
3.95%,  10/01/46 ................. 490 384,743
4.40%,  05/30/47 ................. 657 544,183
Series 21A, 3.15%,  09/30/51 ......... 595 391,576
WEC Energy Group, Inc.
4.75%,  01/09/26 ................. 1,115 1,115,918
5.60%,  09/12/26 ................. 350 355,393
5.15%,  10/01/27 ................. 920 933,231
1.38%,  10/15/27 ................. 510 464,592
4.75%,  01/15/28
(d)
................ 675 677,266
2.20%,  12/15/28 ................. 260 235,330
1.80%,  10/15/30 ................. 650 548,334
130,286,456
Office REITs — 0.1%
Boston Properties LP
3.65%,  02/01/26 ................. 935 917,447
2.75%,  10/01/26 ................. 770 737,619
6.75%,  12/01/27 ................. 1,175 1,224,879
4.50%,  12/01/28 ................. 863 836,978
3.40%,  06/21/29 ................. 945 867,359
2.90%,  03/15/30 ................. 991 874,187
3.25%,  01/30/31 ................. 1,385 1,219,996
2.55%,  04/01/32 ................. 1,032 840,758
2.45%,  10/01/33 ................. 1,135 881,483
6.50%,  01/15/34
(d)
................ 40 42,330
5.75%,  01/15/35 ................. 700 692,709
Brandywine Operating Partnership LP
3.95%,  11/15/27 ................. 450 421,017
8.30%,  03/15/28 ................. 340 355,485
8.88%,  04/12/29 ................. 405 438,920
4.55%,  10/01/29
(d)
................ 387 356,540
COPT Defense Properties LP
2.25%,  03/15/26 ................. 235 226,028
2.00%,  01/15/29 ................. 725 636,000
2.75%,  04/15/31 ................. 425 363,007
2.90%,  12/01/33 ................. 625 506,820
Cousins Properties LP, 5.88%,  10/01/34 .... 220 221,930
Highwoods Realty LP
3.88%,  03/01/27 ................. 285 275,887
4.13%,  03/15/28 ................. 332 317,824
4.20%,  04/15/29 ................. 360 341,389
3.05%,  02/15/30 ................. 605 531,631
2.60%,  02/01/31 ................. 497 414,738
7.65%,  02/01/34 ................. 430 482,086
Hudson Pacific Properties LP
3.95%,  11/01/27 ................. 426 382,350
5.95%,  02/15/28 ................. 375 332,663
4.65%,  04/01/29
(d)
................ 514 411,595
3.25%,  01/15/30
(d)
................ 430 314,236
Kilroy Realty LP
4.75%,  12/15/28 ................. 300 293,404
4.25%,  08/15/29 ................. 1,012 952,607
3.05%,  02/15/30 ................. 570 501,356
2.50%,  11/15/32 ................. 675 528,020
Security
Par (000)
Par (000) Value
Office REITs (continued)
2.65%,  11/15/33 ................. USD 600 $ 462,920
6.25%,  01/15/36
(d)
................ 420 423,530
Office Properties Income Trust
(c)
9.00%,  03/31/29
(d)
................ 300 292,371
9.00%,  09/30/29 ................. 585 494,614
Piedmont Operating Partnership LP
9.25%,  07/20/28 ................. 715 786,631
6.88%,  07/15/29 ................. 85 87,668
3.15%,  08/15/30 ................. 535 457,531
2.75%,  04/01/32 ................. 115 91,441
21,837,984
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%,  02/05/31
(e)
........ 600 621,035
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65%,  11/02/29 ................. 800 762,945
4.60%,  11/02/47 ................. 2,000 1,797,175
Acu Petroleo Luxembourg SARL,
7.50%,  01/13/32
(d)(e)
.............. 472 473,820
Adnoc Murban Rsc Ltd.
(c)
4.25%,  09/11/29 ................. 1,000 973,089
4.50%,  09/11/34
(d)
................ 1,400 1,334,225
5.13%,  09/11/54 ................. 1,400 1,303,128
Aethon United BR LP, 7.50%,  10/01/29
(c)
... 1,006 1,012,591
Aker BP ASA
(c)
5.60%,  06/13/28 ................. 500 508,625
3.75%,  01/15/30 ................. 817 762,281
4.00%,  01/15/31 ................. 735 686,207
3.10%,  07/15/31 ................. 433 378,786
6.00%,  06/13/33 ................. 565 576,535
5.13%,  10/01/34 ................. 450 430,685
5.80%,  10/01/54 ................. 585 547,628
AL Candelaria -spain- SA, 5.75%,  06/15/33
(e)
. 750 605,834
Alliance Resource Operating Partners LP,
8.63%,  06/15/29
(c)
............... 405 427,776
Antero Midstream Partners LP
(c)
5.75%,  03/01/27 ................. 710 708,405
5.75%,  01/15/28 ................. 644 640,676
5.38%,  06/15/29 ................. 696 679,491
6.63%,  02/01/32 ................. 610 616,750
Antero Resources Corp.
(c)
7.63%,  02/01/29 ................. 488 501,585
5.38%,  03/01/30 ................. 900 874,528
APA Infrastructure Ltd.
(c)
4.25%,  07/15/27 ................. 185 182,291
5.13%,  09/16/34 ................. 860 834,361
5.00%,  03/23/35 ................. 215 204,903
5.75%,  09/16/44 ................. 170 166,767
Apache Corp.
4.38%,  10/15/28 ................. 495 478,063
4.25%,  01/15/30
(d)
................ 560 527,070
6.00%,  01/15/37 ................. 515 514,930
5.10%,  09/01/40 ................. 1,515 1,311,250
5.25%,  02/01/42 ................. 391 338,021
4.75%,  04/15/43 ................. 480 386,181
5.35%,  07/01/49 ................. 538 444,477
Ascent Resources Utica Holdings LLC
(c)
9.00%,  11/01/27 ................. 315 373,933
8.25%,  12/31/28 ................. 500 510,249
5.88%,  06/30/29 ................. 415 400,856
6.63%,  10/15/32 ................. 600 594,400
Bapco Energies BSC Closed,
7.50%,  10/25/27
(e)
............... 1,000 1,030,289
Baytex Energy Corp.
(c)
8.50%,  04/30/30 ................. 815 829,463

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
103
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38%,  03/15/32 ................. USD 575 $ 557,101
Berry Petroleum Co. LLC, 7.00%,  02/15/26
(c)
. 380 370,794
BG Energy Capital plc, 5.13%,  10/15/41
(c)
... 987 942,038
Blue Racer Midstream LLC
(c)
6.63%,  07/15/26 ................. 323 322,673
7.00%,  07/15/29 ................. 525 537,825
7.25%,  07/15/32 ................. 500 516,201
Boardwalk Pipelines LP
5.95%,  06/01/26 ................. 718 725,851
4.45%,  07/15/27 ................. 855 845,161
4.80%,  05/03/29 ................. 549 542,554
3.40%,  02/15/31 ................. 695 624,718
3.60%,  09/01/32 ................. 90 79,407
5.63%,  08/01/34 ................. 1,055 1,056,985
BP Capital Markets America, Inc.
3.41%,  02/11/26 ................. 975 962,029
3.12%,  05/04/26 ................. 836 818,789
3.02%,  01/16/27 ................. 1,135 1,098,108
3.54%,  04/06/27 ................. 648 632,791
3.59%,  04/14/27 ................. 719 702,610
5.02%,  11/17/27 ................. 895 906,629
3.94%,  09/21/28 ................. 1,535 1,494,830
4.23%,  11/06/28 ................. 2,302 2,264,208
4.70%,  04/10/29 ................. 875 873,221
4.97%,  10/17/29 ................. 800 807,613
3.63%,  04/06/30 ................. 1,267 1,198,231
1.75%,  08/10/30 ................. 1,220 1,034,507
2.72%,  01/12/32 ................. 2,250 1,948,418
4.81%,  02/13/33 ................. 1,730 1,695,329
4.89%,  09/11/33 ................. 1,225 1,205,091
4.99%,  04/10/34 ................. 1,295 1,279,588
5.23%,  11/17/34 ................. 860 863,866
3.06%,  06/17/41 ................. 1,205 891,186
3.00%,  02/24/50 ................. 2,251 1,480,439
2.77%,  11/10/50 ................. 1,863 1,159,225
2.94%,  06/04/51 ................. 2,478 1,590,688
3.00%,  03/17/52 ................. 1,040 675,165
3.38%,  02/08/61 ................. 1,803 1,190,045
BP Capital Markets plc
3.28%,  09/19/27 ................. 1,413 1,364,171
3.72%,  11/28/28 ................. 942 908,029
BPRL International Singapore Pte. Ltd.,
4.38%,  01/18/27
(e)
............... 200 197,455
Buckeye Partners LP
3.95%,  12/01/26 ................. 605 581,390
4.13%,  12/01/27 ................. 395 377,880
4.50%,  03/01/28
(c)
................ 500 475,872
6.88%,  07/01/29
(c)
................ 600 609,526
6.75%,  08/15/33 ................. 130 130,444
5.85%,  11/15/43 ................. 420 362,547
5.60%,  10/15/44 ................. 302 255,522
Burlington Resources LLC
7.20%,  08/15/31 ................. 250 281,763
7.40%,  12/01/31 ................. 457 520,049
5.95%,  10/15/36 ................. 205 217,054
California Resources Corp.
(c)
7.13%,  02/01/26
(d)
................ 236 236,804
8.25%,  06/15/29 ................. 895 903,881
Calumet Specialty Products Partners LP
(c)
8.13%,  01/15/27 ................. 345 346,258
9.75%,  07/15/28 ................. 345 354,472
Cameron LNG LLC
(c)
2.90%,  07/15/31 ................. 973 853,750
3.30%,  01/15/35 ................. 911 759,579
3.40%,  01/15/38 ................. 1,115 939,862
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.70%,  01/15/39 ................. USD 1,010 $ 836,480
Canacol Energy Ltd., 5.75%,  11/24/28
(e)
.... 600 311,192
Canadian Natural Resources Ltd.
3.85%,  06/01/27 ................. 1,130 1,105,110
2.95%,  07/15/30 ................. 557 497,969
7.20%,  01/15/32 ................. 980 1,089,201
6.45%,  06/30/33 ................. 460 488,246
5.85%,  02/01/35 ................. 541 548,332
6.50%,  02/15/37 ................. 470 494,789
6.25%,  03/15/38 ................. 930 965,326
6.75%,  02/01/39 ................. 634 682,747
4.95%,  06/01/47 ................. 930 818,510
Cenovus Energy, Inc.
4.25%,  04/15/27 ................. 770 759,037
2.65%,  01/15/32 ................. 580 487,047
5.25%,  06/15/37 ................. 215 205,510
6.75%,  11/15/39 ................. 419 456,902
5.40%,  06/15/47 ................. 690 640,405
3.75%,  02/15/52 ................. 1,259 896,644
Cheniere Corpus Christi Holdings LLC
5.13%,  06/30/27 ................. 1,309 1,317,382
3.70%,  11/15/29 ................. 1,471 1,385,362
2.74%,  12/31/39 ................. 905 727,024
Cheniere Energy Partners LP
4.50%,  10/01/29 ................. 1,515 1,459,311
4.00%,  03/01/31 ................. 1,635 1,512,230
3.25%,  01/31/32 ................. 1,635 1,423,209
5.95%,  06/30/33 ................. 672 691,238
5.75%,  08/15/34
(c)
................ 1,600 1,617,158
Cheniere Energy, Inc.
4.63%,  10/15/28 ................. 1,776 1,741,808
5.65%,  04/15/34 ................. 545 547,881
Chevron Corp.
3.33%,  11/17/25 ................. 1,025 1,012,875
2.95%,  05/16/26 ................. 1,837 1,797,801
2.00%,  05/11/27 ................. 1,312 1,238,613
2.24%,  05/11/30 ................. 1,476 1,303,542
3.08%,  05/11/50 ................. 1,195 829,167
Chevron USA, Inc.
1.02%,  08/12/27 ................. 905 826,690
3.85%,  01/15/28 ................. 774 762,676
3.25%,  10/15/29 ................. 683 644,715
6.00%,  03/01/41 ................. 480 518,133
5.25%,  11/15/43 ................. 450 448,741
2.34%,  08/12/50 ................. 1,068 631,584
Chord Energy Corp., 6.38%,  06/01/26
(c)
.... 400 400,610
Civitas Resources, Inc.
(c)
5.00%,  10/15/26 ................. 401 393,907
8.38%,  07/01/28 ................. 1,365 1,411,367
8.63%,  11/01/30 ................. 1,010 1,061,325
8.75%,  07/01/31 ................. 1,355 1,419,652
CNOOC Finance 2003 Ltd., 5.50%,  05/21/33
(c)
(d)
.......................... 10 10,617
CNOOC Finance 2011 Ltd., 5.75%,  01/26/41
(c)
400 434,391
CNOOC Finance 2012 Ltd., 5.00%,  05/02/42
(c)
600 601,758
CNOOC Finance 2013 Ltd.
2.88%,  09/30/29 ................. 1,100 1,024,996
4.25%,  05/09/43 ................. 600 546,642
3.30%,  09/30/49 ................. 1,100 833,832
CNOOC Finance 2014 ULC, 4.88%,  04/30/44 600 590,462
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%,  05/05/45 ................ 420 377,073
CNOOC Finance 2015 USA LLC,
4.38%,  05/02/28 ................ 1,400 1,393,954

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
104
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Petroleum North America ULC
7.88%,  03/15/32 ................. USD 150 $ 179,269
5.88%,  03/10/35 ................. 250 272,099
6.40%,  05/15/37 ................. 1,050 1,210,239
7.50%,  07/30/39 ................. 100 128,844
CNPC Global Capital Ltd., 2.00%,  06/23/30
(e)
1,200 1,048,508
CNPC HK Overseas Capital Ltd.,
5.95%,  04/28/41
(c)
............... 200 220,529
CNX Midstream Partners LP, 4.75%,  04/15/30
(c)
400 372,307
CNX Resources Corp.
(c)
6.00%,  01/15/29 ................. 495 490,748
7.38%,  01/15/31 ................. 505 519,615
7.25%,  03/01/32 ................. 400 411,982
Colonial Enterprises, Inc., 3.25%,  05/15/30
(c)
. 726 660,801
Colonial Pipeline Co.
(c)
7.63%,  04/15/32 ................. 560 637,162
4.20%,  04/15/43 ................. 346 286,856
4.25%,  04/15/48
(d)
................ 655 539,511
Colorado Interstate Gas Co. LLC,
4.15%,  08/15/26
(c)
............... 553 544,755
Columbia Pipeline Group, Inc.,
5.80%,  06/01/45 ................ 507 501,949
Columbia Pipelines Holding Co. LLC
(c)
6.06%,  08/15/26 ................. 480 488,008
6.04%,  08/15/28 ................. 765 787,095
5.10%,  10/01/31 ................. 195 190,552
5.68%,  01/15/34 ................. 320 318,989
Columbia Pipelines Operating Co. LLC
(c)
5.93%,  08/15/30 ................. 600 622,376
6.04%,  11/15/33 ................. 1,185 1,226,590
6.50%,  08/15/43 ................. 860 912,354
6.54%,  11/15/53 ................. 1,355 1,454,537
5.70%,  10/01/54 ................. 20 19,245
6.71%,  08/15/63 ................. 565 614,311
Comstock Resources, Inc.
(c)
6.75%,  03/01/29 ................. 1,690 1,618,855
5.88%,  01/15/30 ................. 980 894,625
Conoco Funding Co., 7.25%,  10/15/31 .... 140 158,111
ConocoPhillips
5.90%,  10/15/32 ................. 955 1,023,873
5.90%,  05/15/38 ................. 535 561,471
6.50%,  02/01/39 ................. 980 1,084,587
4.88%,  10/01/47 ................. 128 115,339
ConocoPhillips Co.
6.95%,  04/15/29 ................. 1,415 1,549,937
5.05%,  09/15/33
(d)
................ 1,165 1,170,287
3.76%,  03/15/42 ................. 894 723,787
4.30%,  11/15/44 ................. 1,108 947,290
5.95%,  03/15/46 ................. 120 125,558
3.80%,  03/15/52 ................. 1,070 812,620
5.30%,  05/15/53 ................. 1,200 1,153,867
5.55%,  03/15/54 ................. 990 988,705
4.03%,  03/15/62 ................. 1,666 1,262,014
5.70%,  09/15/63 ................. 595 597,991
Contemporary Ruiding Development Ltd.
(e)
1.50%,  09/09/26 ................. 800 750,359
2.63%,  09/17/30 ................. 400 354,354
Continental Resources, Inc.
2.27%,  11/15/26
(c)
................ 2,010 1,894,925
4.38%,  01/15/28 ................. 1,234 1,197,028
5.75%,  01/15/31
(c)
................ 1,385 1,385,487
2.88%,  04/01/32
(c)
................ 850 702,743
4.90%,  06/01/44 ................. 914 754,801
Conuma Resources Ltd., 13.13%,  05/01/28
(c)(d)
187 192,989
Coronado Finance Pty. Ltd., 9.25%,  10/01/29
(c)
403 412,222
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cosan Luxembourg SA
(e)
5.50%,  09/20/29
(d)
................ USD 600 $ 577,674
7.50%,  06/27/30 ................. 400 411,629
7.25%,  06/27/31 ................. 800 816,000
Coterra Energy, Inc.
3.90%,  05/15/27 ................. 1,025 998,811
4.38%,  03/15/29 ................. 397 384,097
5.60%,  03/15/34 ................. 585 584,172
CQP Holdco LP
(c)
5.50%,  06/15/31 ................. 1,405 1,336,496
7.50%,  12/15/33 ................. 475 503,191
Crescent Energy Finance LLC
(c)
9.25%,  02/15/28 ................. 1,020 1,071,104
7.63%,  04/01/32 ................. 700 691,377
7.38%,  01/15/33 ................. 1,030 998,823
CrownRock LP, 5.00%,  05/01/29
(c)(d)
...... 356 360,133
CVR Energy, Inc.
(c)
5.75%,  02/15/28 ................. 409 373,404
8.50%,  01/15/29 ................. 599 580,169
DCP Midstream Operating LP
5.63%,  07/15/27 ................. 243 247,323
5.13%,  05/15/29 ................. 715 719,595
8.13%,  08/16/30 ................. 325 371,883
3.25%,  02/15/32 ................. 330 286,061
6.45%,  11/03/36
(c)
................ 279 289,047
6.75%,  09/15/37
(c)
................ 582 615,792
5.60%,  04/01/44 ................. 765 731,396
Delek Logistics Partners LP
(c)
7.13%,  06/01/28 ................. 400 396,119
8.63%,  03/15/29 ................. 1,045 1,070,847
Devon Energy Corp.
5.85%,  12/15/25 ................. 744 749,112
5.25%,  10/15/27 ................. 1,301 1,306,673
5.88%,  06/15/28 ................. 344 346,502
4.50%,  01/15/30 ................. 1,296 1,254,224
7.88%,  09/30/31 ................. 119 135,339
7.95%,  04/15/32 ................. 260 297,437
5.20%,  09/15/34 ................. 780 749,992
5.60%,  07/15/41 ................. 1,277 1,208,471
4.75%,  05/15/42 ................. 833 707,790
5.00%,  06/15/45 ................. 935 801,367
5.75%,  09/15/54 ................. 865 805,342
Diamondback Energy, Inc.
3.25%,  12/01/26 ................. 1,068 1,036,831
5.20%,  04/18/27 ................. 1,520 1,535,552
3.50%,  12/01/29 ................. 1,399 1,306,042
5.15%,  01/30/30 ................. 1,130 1,135,716
3.13%,  03/24/31 ................. 908 808,816
6.25%,  03/15/33 ................. 1,115 1,174,878
5.40%,  04/18/34 ................. 1,220 1,217,348
4.40%,  03/24/51 ................. 718 575,831
4.25%,  03/15/52 ................. 1,297 1,010,967
6.25%,  03/15/53 ................. 635 654,125
5.75%,  04/18/54 ................. 900 873,320
5.90%,  04/18/64 ................. 670 651,062
DT Midstream, Inc.
(c)
4.13%,  06/15/29 ................. 1,110 1,043,350
4.38%,  06/15/31 ................. 975 897,198
4.30%,  04/15/32 ................. 730 668,732
Eastern Energy Gas Holdings LLC,
5.65%,  10/15/54 ................ 185 181,218
Eastern Gas Transmission & Storage, Inc.
3.00%,  11/15/29 ................. 594 545,020
4.80%,  11/01/43 ................. 307 273,463
4.60%,  12/15/44 ................. 525 454,153

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
105
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EIG Pearl Holdings SARL
(e)
3.55%,  08/31/36 ................. USD 1,200 $ 1,035,305
4.39%,  11/30/46 ................. 1,265 1,003,407
El Paso Natural Gas Co. LLC,
3.50%,  02/15/32
(c)
............... 602 525,450
Enbridge Energy Partners LP
Series B, 7.50%,  04/15/38 ........... 262 302,307
5.50%,  09/15/40 ................. 520 503,937
7.38%,  10/15/45 ................. 345 399,319
Enbridge, Inc.
1.60%,  10/04/26 ................. 570 537,299
5.90%,  11/15/26 ................. 760 776,737
4.25%,  12/01/26 ................. 1,068 1,057,869
5.25%,  04/05/27 ................. 745 754,611
3.70%,  07/15/27 ................. 994 968,908
6.00%,  11/15/28 ................. 780 813,476
5.30%,  04/05/29 ................. 405 410,952
3.13%,  11/15/29 ................. 639 589,541
6.20%,  11/15/30 ................. 380 403,112
5.70%,  03/08/33 ................. 1,920 1,968,525
2.50%,  08/01/33 ................. 1,455 1,182,510
5.63%,  04/05/34 ................. 1,165 1,183,545
4.50%,  06/10/44 ................. 575 485,717
5.50%,  12/01/46 ................. 668 646,124
4.00%,  11/15/49 ................. 410 315,979
3.40%,  08/01/51 ................. 895 616,489
6.70%,  11/15/53 ................. 1,200 1,341,413
5.95%,  04/05/54 ................. 300 306,030
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%,  06/27/54
(g)
............... 910 941,975
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%,  03/15/55
(g)
............... 570 586,558
Encino Acquisition Partners Holdings LLC
(c)
8.50%,  05/01/28 ................. 685 688,589
8.75%,  05/01/31 ................. 505 519,016
Energean Israel Finance Ltd.
(c)(e)
4.88%,  03/30/26 ................. 615 595,783
5.38%,  03/30/28 ................. 700 630,569
5.88%,  03/30/31 ................. 660 561,681
8.50%,  09/30/33 ................. 770 731,057
Energy Transfer LP
5.95%,  12/01/25
(d)
................ 820 827,049
4.75%,  01/15/26 ................. 845 843,739
3.90%,  07/15/26 ................. 770 758,903
6.05%,  12/01/26 ................. 1,205 1,234,072
4.40%,  03/15/27 ................. 1,142 1,132,153
4.20%,  04/15/27 ................. 845 833,037
5.63%,  05/01/27
(c)
................ 590 590,378
5.50%,  06/01/27 ................. 972 986,630
4.00%,  10/01/27 ................. 719 703,801
5.55%,  02/15/28 ................. 1,320 1,346,792
4.95%,  05/15/28 ................. 722 723,288
4.95%,  06/15/28 ................. 1,094 1,096,273
6.10%,  12/01/28 ................. 670 698,229
6.00%,  02/01/29
(c)
................ 1,355 1,380,376
5.25%,  04/15/29 ................. 1,257 1,268,843
5.25%,  07/01/29 ................. 575 580,467
4.15%,  09/15/29 ................. 567 545,653
3.75%,  05/15/30 ................. 1,493 1,393,157
6.40%,  12/01/30 ................. 970 1,029,219
7.38%,  02/01/31
(c)
................ 1,773 1,863,916
5.75%,  02/15/33 ................. 1,464 1,494,764
6.55%,  12/01/33 ................. 1,315 1,411,461
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.55%,  05/15/34 ................. USD 1,590 $ 1,596,447
5.60%,  09/01/34
(d)
................ 1,705 1,717,672
4.90%,  03/15/35 ................. 790 752,688
6.63%,  10/15/36 ................. 407 438,183
5.80%,  06/15/38 ................. 627 626,419
7.50%,  07/01/38 ................. 640 732,692
6.05%,  06/01/41 ................. 350 349,765
6.50%,  02/01/42 ................. 1,300 1,363,287
6.10%,  02/15/42 ................. 259 259,105
4.95%,  01/15/43 ................. 429 376,220
5.15%,  02/01/43 ................. 695 622,837
5.95%,  10/01/43 ................. 355 348,111
5.30%,  04/01/44 ................. 700 640,769
5.00%,  05/15/44 ................. 582 507,130
5.15%,  03/15/45 ................. 938 835,643
5.35%,  05/15/45 ................. 754 688,681
6.13%,  12/15/45 ................. 1,032 1,029,647
5.30%,  04/15/47 ................. 883 792,973
5.40%,  10/01/47 ................. 1,733 1,579,619
6.00%,  06/15/48 ................. 1,020 1,003,096
6.25%,  04/15/49 ................. 1,639 1,665,805
5.00%,  05/15/50 ................. 1,946 1,684,981
5.95%,  05/15/54 ................. 1,475 1,452,770
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%,  05/15/54
(g)
............... 820 869,159
6.05%,  09/01/54 ................. 710 709,421
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%,  10/01/54
(g)
............... 505 510,294
Eni SpA
(c)
Series X-R, 4.75%,  09/12/28 .......... 1,570 1,565,872
4.25%,  05/09/29
(d)
................ 1,130 1,103,920
5.50%,  05/15/34 ................. 1,140 1,145,397
5.70%,  10/01/40 ................. 325 312,168
5.95%,  05/15/54 ................. 640 636,010
Eni USA, Inc., 7.30%,  11/15/27 ......... 663 706,650
EnLink Midstream LLC
5.63%,  01/15/28
(c)
................ 660 668,265
5.38%,  06/01/29 ................. 625 629,677
6.50%,  09/01/30
(c)
................ 1,035 1,089,888
5.65%,  09/01/34 ................. 150 150,571
EnLink Midstream Partners LP
4.85%,  07/15/26 ................. 513 510,781
5.60%,  04/01/44 ................. 446 416,704
5.05%,  04/01/45 ................. 545 473,526
5.45%,  06/01/47 ................. 500 455,189
EnQuest plc, 11.63%,  11/01/27
(c)
........ 450 453,343
Enterprise Products Operating LLC
5.05%,  01/10/26 ................. 810 814,404
3.70%,  02/15/26 ................. 749 741,813
4.60%,  01/11/27 ................. 1,014 1,015,150
3.95%,  02/15/27 ................. 693 683,508
4.15%,  10/16/28 ................. 1,249 1,223,814
3.13%,  07/31/29 ................. 1,065 994,528
2.80%,  01/31/30 ................. 1,200 1,089,365
5.35%,  01/31/33 ................. 1,160 1,184,499
Series D, 6.88%,  03/01/33 ........... 970 1,082,556
4.85%,  01/31/34 ................. 770 756,015
Series H, 6.65%,  10/15/34 ........... 372 410,605
4.95%,  02/15/35 ................. 1,270 1,249,668
7.55%,  04/15/38 ................. 497 592,667
6.13%,  10/15/39 ................. 640 679,620
6.45%,  09/01/40 ................. 702 766,365
5.95%,  02/01/41 ................. 582 608,406

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
106
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.70%,  02/15/42 ................. USD 486 $ 491,627
4.85%,  08/15/42 ................. 827 762,123
4.45%,  02/15/43 ................. 1,045 910,527
4.85%,  03/15/44 ................. 1,651 1,513,299
5.10%,  02/15/45 ................. 1,235 1,161,802
4.90%,  05/15/46 ................. 875 798,242
4.25%,  02/15/48 ................. 1,511 1,253,835
4.80%,  02/01/49 ................. 1,272 1,139,124
4.20%,  01/31/50 ................. 1,129 919,017
3.70%,  01/31/51 ................. 1,269 943,884
3.20%,  02/15/52 ................. 918 619,350
3.30%,  02/15/53 ................. 885 602,953
4.95%,  10/15/54 ................. 557 506,659
5.55%,  02/16/55 ................. 875 867,553
3.95%,  01/31/60 ................. 867 645,563
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%,  08/16/77
(g)
............... 617 606,122
(3-mo. CME Term SOFR + 2.83%),
5.38%,  02/15/78
(g)
............... 770 739,506
EOG Resources, Inc.
4.15%,  01/15/26 ................. 1,025 1,018,642
4.38%,  04/15/30 ................. 1,229 1,206,234
3.90%,  04/01/35 ................. 828 748,428
4.95%,  04/15/50 ................. 922 845,685
EQM Midstream Partners LP
6.00%,  07/01/25
(c)
................ 245 245,364
4.13%,  12/01/26 ................. 495 485,135
7.50%,  06/01/27
(c)
................ 500 512,500
6.50%,  07/01/27
(c)
................ 865 884,807
5.50%,  07/15/28 ................. 830 826,507
4.50%,  01/15/29
(c)
................ 795 765,241
6.38%,  04/01/29
(c)
................ 630 639,914
7.50%,  06/01/30
(c)
................ 510 549,219
4.75%,  01/15/31
(c)
................ 1,399 1,329,199
6.50%,  07/15/48 ................. 560 563,878
EQT Corp.
(j)
3.13%,  05/15/26
(c)
................ 397 384,652
3.90%,  10/01/27 ................. 1,100 1,070,995
5.70%,  04/01/28 ................. 358 364,683
5.00%,  01/15/29 ................. 285 281,879
7.00%,  02/01/30 ................. 815 871,546
3.63%,  05/15/31
(c)
................ 640 572,706
5.75%,  02/01/34
(d)
................ 865 868,072
Expand Energy Corp.
5.50%,  02/01/26
(c)
................ 520 519,226
8.38%,  09/15/28 ................. 300 308,662
5.38%,  02/01/29 ................. 685 674,574
5.88%,  02/01/29
(c)
................ 660 659,699
6.75%,  04/15/29
(c)
................ 910 920,069
5.38%,  03/15/30 ................. 1,230 1,209,394
4.75%,  02/01/32 ................. 1,300 1,221,333
Exxon Mobil Corp.
3.04%,  03/01/26 ................. 1,757 1,725,132
2.28%,  08/16/26 ................. 1,120 1,079,992
3.29%,  03/19/27 ................. 1,290 1,263,581
2.44%,  08/16/29 ................. 1,480 1,352,039
3.48%,  03/19/30 ................. 1,983 1,878,512
2.61%,  10/15/30 ................. 1,992 1,785,241
3.00%,  08/16/39 ................. 820 635,611
4.23%,  03/19/40 ................. 1,928 1,722,617
3.57%,  03/06/45 ................. 955 747,317
4.11%,  03/01/46 ................. 2,294 1,933,855
3.10%,  08/16/49 ................. 1,796 1,246,344
4.33%,  03/19/50 ................. 2,592 2,227,955
3.45%,  04/15/51 ................. 2,761 2,024,694
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Fermaca Enterprises S de RL de CV,
6.38%,  03/30/38
(e)
............... USD 359 $ 354,714
Flex Intermediate Holdco LLC
(c)
3.36%,  06/30/31 ................. 812 700,470
4.32%,  12/30/39 ................. 445 346,542
FLNG Liquefaction 2 LLC, 4.13%,  03/31/38
(c)
333 299,140
FLNG Liquefaction 3 LLC, 5.55%,  03/31/39
(c)
93 86,683
Florida Gas Transmission Co. LLC
(c)
2.55%,  07/01/30 ................. 460 401,682
2.30%,  10/01/31 ................. 805 664,144
FS Luxembourg SARL, 8.88%,  02/12/31
(d)(e)
. 600 614,357
FTAI Infra Escrow Holdings LLC,
10.50%,  06/01/27
(c)
............... 595 635,276
Galaxy Pipeline Assets Bidco Ltd.
(e)
1.75%,  09/30/27 ................. 482 457,047
2.16%,  03/31/34 ................. 1,549 1,342,535
2.63%,  03/31/36 ................. 1,600 1,325,508
2.94%,  09/30/40 ................. 1,799 1,453,394
3.25%,  09/30/40 ................. 1,500 1,161,350
Genesis Energy LP
8.00%,  01/15/27 ................. 985 1,002,633
7.75%,  02/01/28 ................. 685 691,683
8.25%,  01/15/29 ................. 545 556,397
8.88%,  04/15/30 ................. 490 504,700
7.88%,  05/15/32 ................. 700 699,354
Geopark Ltd., 5.50%,  01/17/27
(e)
........ 600 564,035
Global Partners LP
7.00%,  08/01/27 ................. 360 360,821
6.88%,  01/15/29 ................. 355 354,328
8.25%,  01/15/32
(c)
................ 475 484,401
GNL Quintero SA, 4.63%,  07/31/29
(e)
..... 588 582,470
Gran Tierra Energy, Inc., 9.50%,  10/15/29
(d)(e)
800 738,741
Gray Oak Pipeline LLC, 3.45%,  10/15/27
(c)
.. 451 429,565
Greenfire Resources Ltd., 12.00%,  10/01/28
(c)
245 262,764
Greenko Dutch BV, 3.85%,  03/29/26
(e)
..... 716 689,058
Greenko Power II Ltd., 4.30%,  12/13/28
(e)
... 868 809,392
Greenko Solar Mauritius Ltd.,
5.95%,  07/29/26
(e)
............... 600 596,000
Greensaif Pipelines Bidco SARL
(e)
5.85%,  02/23/36 ................. 400 400,559
6.13%,  02/23/38 ................. 1,900 1,945,039
6.51%,  02/23/42 ................. 3,400 3,535,135
6.10%,  08/23/42 ................. 400 400,031
GS Caltex Corp.
(e)
4.50%,  01/05/26 ................. 200 198,759
5.38%,  08/07/28 ................. 400 404,638
Gulfport Energy Operating Corp.,
6.75%,  09/01/29
(c)
............... 760 763,539
Gulfstream Natural Gas System LLC,
6.19%,  11/01/25
(c)
................ 221 222,888
Hanwha Q Cells Americas Holdings Corp.,
5.00%,  07/27/28
(e)
............... 600 601,752
Harbour Energy plc, 5.50%,  10/15/26
(c)
.... 476 473,477
Harvest Midstream I LP
(c)
7.50%,  09/01/28 ................. 794 803,137
7.50%,  05/15/32 ................. 460 471,066
Heritage Petroleum Co. Ltd., 9.00%,  08/12/29
(e)
600 628,873
Hess Corp.
4.30%,  04/01/27 ................. 870 860,694
7.88%,  10/01/29 ................. 429 480,305
7.30%,  08/15/31 ................. 840 940,108
7.13%,  03/15/33 ................. 760 851,799
6.00%,  01/15/40 ................. 952 997,768
5.60%,  02/15/41 ................. 1,487 1,490,589
5.80%,  04/01/47 ................. 426 432,075

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
107
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
(c)
5.63%,  02/15/26 ................. USD 800 $ 798,175
5.13%,  06/15/28 ................. 500 489,516
6.50%,  06/01/29 ................. 647 657,444
4.25%,  02/15/30 ................. 781 729,343
5.50%,  10/15/30 ................. 400 390,705
HF Sinclair Corp.
5.88%,  04/01/26 ................. 1,151 1,160,909
6.38%,  04/15/27 ................. 505 511,382
5.00%,  02/01/28 ................. 840 831,699
4.50%,  10/01/30 ................. 510 486,416
Hilcorp Energy I LP
(c)
6.25%,  11/01/28 ................. 590 575,999
5.75%,  02/01/29 ................. 605 580,487
6.00%,  04/15/30 ................. 505 481,192
6.00%,  02/01/31 ................. 608 575,120
6.25%,  04/15/32 ................. 505 473,849
8.38%,  11/01/33 ................. 605 632,570
6.88%,  05/15/34 ................. 505 483,758
7.25%,  02/15/35 ................. 1,006 987,042
Hindustan Petroleum Corp. Ltd.,
4.00%,  07/12/27
(e)
............... 600 584,687
Howard Midstream Energy Partners LLC
(c)
8.88%,  07/15/28 ................. 545 575,068
7.38%,  07/15/32 ................. 595 606,685
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%,  09/18/33
(e)
............... 400 436,979
Ithaca Energy North Sea plc,
8.13%,  10/15/29
(c)
............... 720 720,804
ITT Holdings LLC, 6.50%,  08/01/29
(c)
..... 1,195 1,104,351
KazMunayGas National Co. JSC
(e)
5.38%,  04/24/30 ................. 1,000 988,325
3.50%,  04/14/33 ................. 1,400 1,184,473
5.75%,  04/19/47 ................. 1,400 1,239,796
6.38%,  10/24/48 ................. 1,600 1,518,924
Kinder Morgan Energy Partners LP
7.40%,  03/15/31 ................. 219 242,275
7.75%,  03/15/32 ................. 238 270,763
7.30%,  08/15/33 ................. 470 531,074
5.80%,  03/15/35 ................. 292 297,200
6.50%,  02/01/37 ................. 330 350,071
6.95%,  01/15/38 ................. 1,327 1,453,923
6.50%,  09/01/39 ................. 555 583,444
6.55%,  09/15/40 ................. 432 453,506
7.50%,  11/15/40 ................. 249 285,599
6.38%,  03/01/41 ................. 388 401,956
5.63%,  09/01/41 ................. 430 409,552
5.00%,  08/15/42 ................. 865 773,170
4.70%,  11/01/42 ................. 555 475,010
5.00%,  03/01/43 ................. 705 624,673
5.50%,  03/01/44 ................. 679 639,799
5.40%,  09/01/44 ................. 790 734,153
Kinder Morgan, Inc.
1.75%,  11/15/26 ................. 400 377,479
4.30%,  03/01/28 ................. 1,455 1,433,480
5.00%,  02/01/29 ................. 775 775,841
5.10%,  08/01/29 ................. 800 803,291
2.00%,  02/15/31 ................. 1,105 930,544
7.80%,  08/01/31 ................. 613 699,410
7.75%,  01/15/32 ................. 878 1,004,900
4.80%,  02/01/33 ................. 1,130 1,087,154
5.20%,  06/01/33 ................. 1,240 1,220,190
5.40%,  02/01/34 ................. 890 887,321
5.30%,  12/01/34 ................. 922 908,108
5.55%,  06/01/45 ................. 1,510 1,426,848
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.05%,  02/15/46 ................. USD 826 $ 731,395
5.20%,  03/01/48 ................. 923 834,900
3.25%,  08/01/50 ................. 838 545,028
3.60%,  02/15/51 ................. 850 588,532
5.45%,  08/01/52 ................. 630 587,820
5.95%,  08/01/54 ................. 600 599,902
Kinetik Holdings LP
(c)
6.63%,  12/15/28 ................. 750 766,178
5.88%,  06/15/30 ................. 1,010 1,001,093
Kosmos Energy Ltd., 8.75%,  10/01/31
(c)(d)
... 600 586,488
Kraken Oil & Gas Partners LLC,
7.63%,  08/15/29
(c)
............... 510 503,874
Leviathan Bond Ltd.
(c)(e)
6.50%,  06/30/27 ................. 600 568,307
6.75%,  06/30/30 ................. 660 605,570
Magnolia Oil & Gas Operating LLC,
6.00%,  08/01/26
(c)
............... 391 390,200
Marathon Oil Corp.
4.40%,  07/15/27 ................. 980 971,528
5.30%,  04/01/29 ................. 795 808,444
6.80%,  03/15/32 ................. 482 529,885
5.70%,  04/01/34 ................. 890 922,499
6.60%,  10/01/37 ................. 995 1,094,307
5.20%,  06/01/45 ................. 596 562,187
Marathon Petroleum Corp.
5.13%,  12/15/26 ................. 926 931,653
3.80%,  04/01/28 ................. 1,025 992,281
6.50%,  03/01/41 ................. 895 940,458
4.75%,  09/15/44 ................. 1,001 851,790
4.50%,  04/01/48 ................. 487 391,185
5.00%,  09/15/54 ................. 520 441,560
Martin Midstream Partners LP,
11.50%,  02/15/28
(c)
............... 405 441,866
Matador Resources Co.
(c)
6.88%,  04/15/28 ................. 460 467,961
6.50%,  04/15/32 ................. 920 911,532
6.25%,  04/15/33 ................. 750 734,403
MC Brazil Downstream Trading SARL,
7.25%,  06/30/31
(e)
............... 1,872 1,579,182
Medco Maple Tree Pte. Ltd., 8.96%,  04/27/29
(e)
650 682,918
MEG Energy Corp., 5.88%,  02/01/29
(c)
.... 600 586,962
Midwest Connector Capital Co. LLC,
4.63%,  04/01/29
(c)
............... 942 919,573
Moss Creek Resources Holdings, Inc.,
8.25%,  09/01/31
(c)
............... 835 818,963
Motiva Enterprises LLC, 6.85%,  01/15/40
(c)
.. 880 942,856
MPLX LP
1.75%,  03/01/26 ................. 1,512 1,451,855
4.13%,  03/01/27 ................. 1,655 1,631,941
4.25%,  12/01/27 ................. 627 616,617
4.00%,  03/15/28 ................. 1,604 1,560,892
4.80%,  02/15/29 ................. 562 559,023
2.65%,  08/15/30 ................. 1,643 1,445,536
4.95%,  09/01/32 ................. 770 750,598
5.00%,  03/01/33 ................. 600 583,162
5.50%,  06/01/34 ................. 1,820 1,814,216
4.50%,  04/15/38 ................. 1,519 1,345,532
5.20%,  03/01/47 ................. 850 768,598
5.20%,  12/01/47 ................. 920 818,044
4.70%,  04/15/48 ................. 1,559 1,306,620
5.50%,  02/15/49 ................. 1,446 1,351,204
4.95%,  03/14/52 ................. 832 714,491
5.65%,  03/01/53 ................. 840 799,145
4.90%,  04/15/58 ................. 615 509,400

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
108
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.
(j)
6.00%,  10/01/32 ................. USD 604 $ 581,441
5.88%,  12/01/42 ................. 342 301,487
NAK Naftogaz Ukraine, 7.63%,  11/08/28
(e)(f)
.. 400 336,973
New Fortress Energy, Inc.
(c)
6.75%,  09/15/25 ................. 876 873,724
6.50%,  09/30/26 ................. 1,480 1,368,921
8.75%,  03/15/29
(d)
................ 715 597,233
NGL Energy Operating LLC
(c)
8.13%,  02/15/29 ................. 905 911,236
8.38%,  02/15/32 ................. 1,310 1,322,338
NGPL PipeCo LLC
(c)
4.88%,  08/15/27 ................. 783 775,400
3.25%,  07/15/31 ................. 614 530,080
7.77%,  12/15/37 ................. 582 660,427
Nogaholding Sukuk Ltd.
(e)
5.25%,  04/08/29 ................. 600 595,133
6.63%,  05/25/33 ................. 600 647,782
Northern Natural Gas Co.
(c)
4.30%,  01/15/49 ................. 865 701,386
3.40%,  10/16/51 ................. 849 579,107
5.63%,  02/01/54 ................. 700 694,421
Northern Oil & Gas, Inc.
(c)
8.13%,  03/01/28 ................. 706 712,826
8.75%,  06/15/31 ................. 515 532,926
Northriver Midstream Finance LP,
6.75%,  07/15/32
(c)
............... 615 631,005
Northwest Pipeline LLC, 4.00%,  04/01/27 ... 363 355,782
NuStar Logistics LP
5.75%,  10/01/25 ................. 607 604,488
6.00%,  06/01/26 ................. 472 472,105
5.63%,  04/28/27 ................. 550 545,415
6.38%,  10/01/30 ................. 600 607,173
Occidental Petroleum Corp.
5.50%,  12/01/25 ................. 760 761,862
5.55%,  03/15/26 ................. 560 563,366
8.50%,  07/15/27 ................. 622 666,557
5.00%,  08/01/27 ................. 750 749,510
6.38%,  09/01/28
(d)
................ 641 663,734
5.20%,  08/01/29 ................. 1,415 1,409,809
8.88%,  07/15/30 ................. 1,146 1,316,733
6.63%,  09/01/30 ................. 1,475 1,549,911
6.13%,  01/01/31 ................. 992 1,022,148
7.50%,  05/01/31 ................. 763 844,396
7.88%,  09/15/31 ................. 455 509,955
5.38%,  01/01/32 ................. 715 705,537
5.55%,  10/01/34 ................. 1,095 1,077,964
6.45%,  09/15/36 ................. 1,570 1,624,080
7.95%,  06/15/39 ................. 443 510,897
6.20%,  03/15/40 ................. 900 892,870
6.60%,  03/15/46 ................. 1,170 1,194,849
4.40%,  04/15/46 ................. 566 432,936
4.20%,  03/15/48 ................. 503 372,505
6.05%,  10/01/54 ................. 1,040 1,006,523
Oil India International Pte. Ltd.,
4.00%,  04/21/27
(e)
............... 415 405,462
ONEOK Partners LP
6.65%,  10/01/36 ................. 640 692,089
6.85%,  10/15/37 ................. 490 540,256
6.13%,  02/01/41 ................. 752 761,283
6.20%,  09/15/43 ................. 468 476,431
ONEOK, Inc.
5.85%,  01/15/26 ................. 470 474,593
5.00%,  03/01/26 ................. 800 800,309
5.55%,  11/01/26 ................. 1,175 1,190,782
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%,  07/13/27 ................. USD 480 $ 470,220
4.25%,  09/24/27 ................. 1,035 1,022,071
4.55%,  07/15/28 ................. 678 670,165
5.65%,  11/01/28 ................. 887 910,580
4.35%,  03/15/29 ................. 797 776,425
3.40%,  09/01/29 ................. 963 897,730
4.40%,  10/15/29 ................. 745 726,179
3.10%,  03/15/30 ................. 795 722,783
3.25%,  06/01/30 ................. 280 255,601
5.80%,  11/01/30 ................. 755 783,638
6.35%,  01/15/31 ................. 540 572,247
4.75%,  10/15/31 ................. 1,000 977,106
6.10%,  11/15/32 ................. 1,110 1,165,577
6.05%,  09/01/33 ................. 1,340 1,392,949
5.05%,  11/01/34 ................. 1,125 1,090,415
6.00%,  06/15/35 ................. 473 490,056
5.15%,  10/15/43 ................. 580 528,207
4.25%,  09/15/46 ................. 625 490,422
4.95%,  07/13/47 ................. 678 582,574
4.20%,  10/03/47 ................. 550 421,649
5.20%,  07/15/48 ................. 948 853,945
4.85%,  02/01/49 ................. 714 604,729
4.45%,  09/01/49 ................. 705 560,889
3.95%,  03/01/50 ................. 860 632,426
4.50%,  03/15/50 ................. 460 371,456
7.15%,  01/15/51 ................. 711 792,995
6.63%,  09/01/53 ................. 725 780,497
5.70%,  11/01/54 ................. 1,100 1,060,424
5.85%,  11/01/64 ................. 685 657,946
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%,  07/27/26
(e)
............... 600 587,494
OQ SAOC, 5.13%,  05/06/28
(e)
.......... 800 795,938
Ovintiv, Inc.
5.38%,  01/01/26 ................. 555 555,709
5.65%,  05/15/28 ................. 845 856,209
8.13%,  09/15/30 ................. 445 501,992
7.20%,  11/01/31 ................. 810 879,944
7.38%,  11/01/31 ................. 476 522,032
6.25%,  07/15/33 ................. 495 510,671
6.50%,  08/15/34 ................. 811 849,894
6.63%,  08/15/37 ................. 348 361,776
6.50%,  02/01/38 ................. 491 505,624
7.10%,  07/15/53 ................. 365 397,839
Parkland Corp.
(c)
5.88%,  07/15/27 ................. 465 460,252
4.50%,  10/01/29 ................. 780 725,039
4.63%,  05/01/30 ................. 801 739,473
6.63%,  08/15/32 ................. 475 473,630
PBF Holding Co. LLC
6.00%,  02/15/28 ................. 750 728,915
7.88%,  09/15/30
(c)
................ 495 493,547
Permian Resources Operating LLC
(c)
5.38%,  01/15/26 ................. 290 288,506
8.00%,  04/15/27 ................. 530 544,669
5.88%,  07/01/29 ................. 725 715,191
9.88%,  07/15/31 ................. 500 552,174
7.00%,  01/15/32 ................. 1,020 1,040,879
6.25%,  02/01/33 ................. 1,000 992,830
Peru LNG SRL, 5.38%,  03/22/30
(e)
....... 917 822,819
Petrobras Global Finance BV
7.38%,  01/17/27 ................. 1,000 1,041,693
6.00%,  01/27/28
(d)
................ 1,045 1,059,007
5.60%,  01/03/31
(d)
................ 1,325 1,310,048
6.50%,  07/03/33 ................. 590 600,559
6.00%,  01/13/35 ................. 1,340 1,300,261

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
109
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.88%,  01/20/40
(d)
................ USD 738 $ 738,639
6.75%,  01/27/41 ................. 800 789,664
7.25%,  03/17/44
(d)
................ 800 824,930
5.50%,  06/10/51
(d)
................ 950 773,039
6.85%,  06/05/2115
(d)
............... 1,350 1,257,117
Petron Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 7.57%),
5.95%
(e)(g)(i)
.................... 400 398,314
Petronas Energy Canada Ltd.,
2.11%,  03/23/28
(e)
................ 400 366,139
Petrorio Luxembourg Holding SARL,
6.13%,  06/09/26
(e)
............... 600 599,154
Phillips 66
1.30%,  02/15/26 ................. 706 676,520
3.90%,  03/15/28 ................. 1,121 1,090,817
2.15%,  12/15/30 ................. 702 599,508
4.65%,  11/15/34 ................. 650 614,304
5.88%,  05/01/42 ................. 809 818,953
4.88%,  11/15/44 ................. 1,883 1,680,363
3.30%,  03/15/52 ................. 1,115 738,389
Phillips 66 Co.
3.55%,  10/01/26 ................. 566 554,297
4.95%,  12/01/27 ................. 1,095 1,104,529
3.75%,  03/01/28 ................. 902 873,249
3.15%,  12/15/29 ................. 764 703,620
5.25%,  06/15/31 ................. 1,415 1,427,291
5.30%,  06/30/33 ................. 825 826,820
4.95%,  03/15/35 ................. 1,055 1,010,680
4.68%,  02/15/45 ................. 558 478,953
4.90%,  10/01/46 ................. 590 514,448
5.65%,  06/15/54 ................. 620 601,062
5.50%,  03/15/55
(d)
................ 350 329,866
Pioneer Natural Resources Co.
1.13%,  01/15/26 ................. 1,080 1,037,199
5.10%,  03/29/26 ................. 1,070 1,078,180
1.90%,  08/15/30 ................. 1,200 1,022,803
2.15%,  01/15/31 ................. 694 594,981
Plains All American Pipeline LP
4.50%,  12/15/26 ................. 1,113 1,107,684
3.55%,  12/15/29 ................. 954 888,640
3.80%,  09/15/30 ................. 686 639,027
5.70%,  09/15/34 ................. 820 827,358
6.65%,  01/15/37 ................. 655 700,539
5.15%,  06/01/42 ................. 469 425,314
4.30%,  01/31/43 ................. 410 331,977
4.70%,  06/15/44 ................. 445 378,300
4.90%,  02/15/45 ................. 715 620,071
Pluspetrol Camisea SA, 6.24%,  07/03/36
(d)(e)
. 600 615,500
Prairie Acquiror LP, 9.00%,  08/01/29
(c)
..... 395 400,404
PTT Treasury Center Co. Ltd.
(e)
4.50%,  10/25/42 ................. 200 178,203
3.70%,  07/16/70 ................. 800 556,051
PTTEP Treasury Center Co. Ltd.
2.59%,  06/10/27
(e)
................ 660 623,650
2.99%,  01/15/30
(e)
................ 200 181,920
6.35%,  06/12/42
(c)(d)
............... 400 443,377
3.90%,  12/06/59
(e)
................ 600 459,100
Puma International Financing SA,
7.75%,  04/25/29
(c)
............... 600 614,958
QatarEnergy LNG S3
(c)
5.84%,  09/30/27 ................. 562 568,671
6.33%,  09/30/27 ................. 117 119,575
QazaqGaz NC JSC, 4.38%,  09/26/27
(e)
.... 600 576,955
Raizen Fuels Finance SA
5.30%,  01/20/27
(e)
................ 400 398,792
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45%,  03/05/34
(d)(e)
............... USD 1,200 $ 1,223,170
5.70%,  01/17/35
(c)
................ 1,200 1,151,223
6.95%,  03/05/54
(e)
................ 600 607,700
Range Resources Corp.
4.88%,  05/15/25 ................. 250 249,158
8.25%,  01/15/29 ................. 600 618,458
4.75%,  02/15/30
(c)
................ 490 461,372
Reliance Industries Ltd.
(e)
3.67%,  11/30/27 ................. 850 821,866
2.88%,  01/12/32 ................. 1,140 983,926
6.25%,  10/19/40 ................. 250 267,977
4.88%,  02/10/45
(d)
................ 1,000 917,593
3.63%,  01/12/52 ................. 2,000 1,453,178
3.75%,  01/12/62 ................. 1,000 710,388
Rockies Express Pipeline LLC
(c)
3.60%,  05/15/25 ................. 100 98,569
4.95%,  07/15/29 ................. 555 521,527
4.80%,  05/15/30 ................. 360 332,859
7.50%,  07/15/38 ................. 252 254,047
6.88%,  04/15/40 ................. 505 478,752
SA Global Sukuk Ltd.
1.60%,  06/17/26
(e)
................ 1,800 1,707,420
4.25%,  10/02/29
(c)(d)
............... 1,600 1,556,681
2.69%,  06/17/31
(e)
................ 3,000 2,614,261
4.75%,  10/02/34
(c)
................ 1,400 1,361,312
Sabal Trail Transmission LLC
(c)
4.25%,  05/01/28 ................. 493 478,733
4.68%,  05/01/38 ................. 780 704,026
4.83%,  05/01/48 ................. 487 405,945
Sabine Pass Liquefaction LLC
5.88%,  06/30/26 ................. 1,689 1,707,846
5.00%,  03/15/27 ................. 1,692 1,695,638
4.20%,  03/15/28 ................. 1,588 1,555,295
4.50%,  05/15/30 ................. 1,155 1,123,645
5.90%,  09/15/37 ................. 815 847,893
Santos Finance Ltd.
5.25%,  03/13/29
(e)
................ 600 594,819
3.65%,  04/29/31
(c)
................ 1,050 939,171
6.88%,  09/19/33
(c)
................ 815 875,696
Saturn Oil & Gas, Inc., 9.63%,  06/15/29
(c)(d)
.. 637 629,454
Sempra Infrastructure Partners LP,
3.25%,  01/15/32
(c)
............... 485 402,212
SEPLAT Energy plc, 7.75%,  04/01/26
(e)
.... 600 597,977
Shell Finance US, Inc.
2.38%,  11/07/29 ................. 1,132 1,020,190
2.75%,  04/06/30 ................. 1,658 1,508,541
4.13%,  05/11/35 ................. 1,477 1,374,414
4.55%,  08/12/43 ................. 1,141 1,032,022
4.38%,  05/11/45 ................. 2,464 2,128,831
4.00%,  05/10/46 ................. 2,286 1,858,320
3.75%,  09/12/46 ................. 1,349 1,050,720
3.25%,  04/06/50 ................. 1,878 1,321,181
SierraCol Energy Andina LLC,
6.00%,  06/15/28
(d)(e)
.............. 600 545,627
Sinopec Capital 2013 Ltd., 4.25%,  04/24/43
(e)
450 406,134
Sinopec Group Overseas Development 2013
Ltd., 5.38%,  10/17/43
(e)
............ 1,400 1,471,181
Sinopec Group Overseas Development 2015
Ltd., 4.10%,  04/28/45
(e)
............ 800 710,416
Sinopec Group Overseas Development 2016
Ltd.
(e)
3.50%,  05/03/26 ................. 200 196,578
2.75%,  09/29/26 ................. 800 772,503
4.25%,  05/03/46 ................. 600 544,847

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
110
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.63%,  04/12/27 ................. USD 200 $ 196,205
3.25%,  09/13/27 ................. 825 797,438
4.25%,  04/12/47 ................. 200 180,979
Sinopec Group Overseas Development 2018
Ltd.
(e)
1.45%,  01/08/26 ................. 1,000 962,855
4.25%,  09/12/28 ................. 400 396,990
2.95%,  08/08/29 ................. 600 561,413
2.95%,  11/12/29 ................. 1,200 1,119,098
2.70%,  05/13/30 ................. 3,000 2,744,290
2.30%,  01/08/31 ................. 1,700 1,492,259
4.60%,  09/12/48 ................. 200 189,608
3.68%,  08/08/49 ................. 600 491,434
3.44%,  11/12/49 ................. 400 314,440
3.35%,  05/13/50 ................. 800 616,857
3.10%,  01/08/51 ................. 600 439,375
Sitio Royalties Operating Partnership LP,
7.88%,  11/01/28
(c)
................ 595 617,872
SK Battery America, Inc.
(e)
2.13%,  01/26/26 ................. 600 573,752
4.88%,  01/23/27 ................. 600 600,067
SM Energy Co.
6.75%,  09/15/26 ................. 396 396,253
6.63%,  01/15/27 ................. 412 411,631
6.50%,  07/15/28 ................. 400 398,847
6.75%,  08/01/29
(c)
................ 730 725,725
7.00%,  08/01/32
(c)
................ 755 749,950
South Bow Canadian Infrastructure Holdings
Ltd.
(c)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.67%),
7.50%,  03/01/55 ................ 625 650,013
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%),
7.63%,  03/01/55 ................ 500 515,803
South Bow USA Infrastructure Holdings LLC
(c)
4.91%,  09/01/27 ................. 185 184,024
5.03%,  10/01/29 ................. 245 241,159
5.58%,  10/01/34 ................. 1,575 1,555,871
6.18%,  10/01/54 ................. 495 489,389
Spectra Energy Partners LP
3.38%,  10/15/26 ................. 653 635,634
5.95%,  09/25/43 ................. 760 762,556
4.50%,  03/15/45 ................. 621 516,396
Strathcona Resources Ltd., 6.88%,  08/01/26
(c)
590 585,550
Summit Midstream Holdings LLC,
8.63%,  10/31/29
(c)
............... 550 568,224
Suncor Energy, Inc.
7.15%,  02/01/32 ................. 610 676,621
5.95%,  12/01/34 ................. 699 731,074
6.80%,  05/15/38 ................. 397 432,550
6.85%,  06/01/39 ................. 715 784,675
4.00%,  11/15/47 ................. 1,041 790,729
3.75%,  03/04/51 ................. 1,189 864,499
Sunnova Energy Corp.
(c)(d)
5.88%,  09/01/26 ................. 435 391,682
11.75%,  10/01/28 ................. 395 322,719
Sunoco LP
6.00%,  04/15/27 ................. 595 595,368
5.88%,  03/15/28 ................. 315 313,765
7.00%,  09/15/28
(c)
................ 450 462,762
7.00%,  05/01/29
(c)
................ 1,255 1,296,057
4.50%,  05/15/29 ................. 815 774,655
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%,  04/30/30 ................. USD 816 $ 765,806
7.25%,  05/01/32
(c)
................ 770 802,209
Sweihan PV Power Co. PJSC,
3.63%,  01/31/49
(e)
............... 566 477,641
Tallgrass Energy Partners LP
(c)
6.00%,  03/01/27 ................. 430 426,633
5.50%,  01/15/28 ................. 700 672,645
7.38%,  02/15/29 ................. 820 822,212
6.00%,  12/31/30 ................. 740 694,540
6.00%,  09/01/31 ................. 490 454,609
Talos Production, Inc.
(c)
9.00%,  02/01/29 ................. 630 648,694
9.38%,  02/01/31 ................. 630 648,684
Targa Resources Corp.
5.20%,  07/01/27 ................. 800 809,328
6.15%,  03/01/29 ................. 490 511,587
4.20%,  02/01/33 ................. 700 643,277
6.13%,  03/15/33 ................. 789 824,480
6.50%,  03/30/34 ................. 747 801,512
5.50%,  02/15/35 ................. 645 643,225
4.95%,  04/15/52 ................. 1,230 1,068,692
6.25%,  07/01/52 ................. 816 841,297
6.50%,  02/15/53 ................. 691 742,020
Targa Resources Partners LP
6.50%,  07/15/27 ................. 615 620,584
5.00%,  01/15/28 ................. 1,420 1,414,692
6.88%,  01/15/29 ................. 440 450,105
5.50%,  03/01/30 ................. 1,295 1,297,465
4.88%,  02/01/31 ................. 1,175 1,141,741
4.00%,  01/15/32 ................. 850 779,079
TC PipeLines LP, 3.90%,  05/25/27 ....... 237 231,137
Tengizchevroil Finance Co. International Ltd.
(e)
4.00%,  08/15/26 ................. 1,000 967,596
3.25%,  08/15/30 ................. 700 593,467
Tennessee Gas Pipeline Co. LLC
7.00%,  03/15/27
(d)
................ 245 256,206
7.00%,  10/15/28 ................. 478 512,359
2.90%,  03/01/30
(c)
................ 1,095 979,384
7.63%,  04/01/37 ................. 65 75,211
TerraForm Power Operating LLC
(c)
5.00%,  01/31/28 ................. 705 689,065
4.75%,  01/15/30 ................. 635 593,764
Texas Eastern Transmission LP
3.50%,  01/15/28
(c)
................ 149 141,880
7.00%,  07/15/32 ................. 635 701,885
4.15%,  01/15/48
(c)
................ 557 432,508
TGNR Intermediate Holdings LLC,
5.50%,  10/15/29
(c)
............... 705 666,442
Thaioil Treasury Center Co. Ltd.
(e)
2.50%,  06/18/30 ................. 1,000 861,412
5.38%,  11/20/48 ................. 600 550,127
3.50%,  10/17/49 ................. 600 408,327
3.75%,  06/18/50 ................. 600 427,997
TMS Issuer SARL, 5.78%,  08/23/32
(e)
..... 1,200 1,227,573
Topaz Solar Farms LLC
(c)
4.88%,  09/30/39 ................. 84 78,145
5.75%,  09/30/39 ................. 515 509,313
Tosco Corp., 8.13%,  02/15/30 .......... 705 816,143
TotalEnergies Capital International SA
3.46%,  02/19/29 ................. 1,770 1,697,055
2.83%,  01/10/30 ................. 1,295 1,185,200
2.99%,  06/29/41 ................. 1,190 880,820
3.46%,  07/12/49 ................. 1,111 816,529
3.13%,  05/29/50 ................. 1,827 1,253,818
3.39%,  06/29/60 ................. 933 630,074

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
111
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA
3.88%,  10/11/28
(d)
................ USD 1,466 $ 1,430,088
5.15%,  04/05/34 ................. 735 742,087
4.72%,  09/10/34 ................. 770 750,776
5.49%,  04/05/54 ................. 1,655 1,642,543
5.28%,  09/10/54 ................. 825 792,418
5.64%,  04/05/64 ................. 790 785,334
5.43%,  09/10/64 ................. 840 810,065
TransCanada PipeLines Ltd.
4.88%,  01/15/26 ................. 948 946,614
4.25%,  05/15/28 ................. 1,320 1,294,035
4.10%,  04/15/30 ................. 1,158 1,107,674
4.63%,  03/01/34 ................. 1,706 1,613,585
5.60%,  03/31/34 ................. 164 165,989
5.85%,  03/15/36 ................. 507 518,223
6.20%,  10/15/37 ................. 1,144 1,201,158
7.25%,  08/15/38 ................. 565 646,765
7.63%,  01/15/39 ................. 1,106 1,299,955
6.10%,  06/01/40 ................. 728 753,980
5.10%,  03/15/49
(d)
................ 342 323,034
Transcontinental Gas Pipe Line Co. LLC
7.85%,  02/01/26 ................. 1,033 1,062,701
4.00%,  03/15/28 ................. 789 767,328
3.25%,  05/15/30 ................. 953 870,344
5.40%,  08/15/41 ................. 368 359,658
4.45%,  08/01/42 ................. 471 409,628
4.60%,  03/15/48 ................. 630 538,931
3.95%,  05/15/50 ................. 660 506,417
TransMontaigne Partners LP, 6.13%,  02/15/26 270 265,618
Transportadora de Gas del Peru SA,
4.25%,  04/30/28
(e)
............... 800 782,928
Transportadora de Gas Internacional SA ESP,
5.55%,  11/01/28
(e)
................ 400 396,599
Trident Energy Finance plc, 12.50%,  11/30/29
(e)
600 629,475
Tullow Oil plc, 10.25%,  05/15/26
(e)
....... 1,503 1,379,133
Valero Energy Corp.
3.40%,  09/15/26 ................. 150 146,132
2.15%,  09/15/27 ................. 641 598,339
4.35%,  06/01/28 ................. 528 520,794
4.00%,  04/01/29 ................. 350 337,638
2.80%,  12/01/31 ................. 840 722,411
7.50%,  04/15/32 ................. 720 815,075
6.63%,  06/15/37 ................. 1,323 1,423,170
4.90%,  03/15/45 ................. 624 561,402
3.65%,  12/01/51 ................. 950 662,052
4.00%,  06/01/52 ................. 545 403,655
Valero Energy Partners LP, 4.50%,  03/15/28 . 712 704,597
Var Energi ASA
(c)
5.00%,  05/18/27 ................. 365 363,621
7.50%,  01/15/28 ................. 645 685,139
8.00%,  11/15/32 ................. 420 476,130
Venture Global Calcasieu Pass LLC
(c)
3.88%,  08/15/29 ................. 1,219 1,125,926
6.25%,  01/15/30 ................. 1,005 1,027,484
4.13%,  08/15/31 ................. 1,251 1,138,905
3.88%,  11/01/33 ................. 1,240 1,076,615
Venture Global LNG, Inc.
(c)
8.13%,  06/01/28 ................. 2,420 2,511,249
9.50%,  02/01/29 ................. 2,961 3,273,808
7.00%,  01/15/30 ................. 1,500 1,508,996
8.38%,  06/01/31 ................. 2,445 2,537,765
9.88%,  02/01/32 ................. 2,055 2,242,934
Vermilion Energy, Inc., 6.88%,  05/01/30
(c)
... 385 380,525
Viper Energy, Inc.
(c)
5.38%,  11/01/27 ................. 435 429,962
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38%,  11/01/31 ................. USD 395 $ 410,904
Vital Energy, Inc.
7.75%,  07/31/29
(c)(d)
............... 330 323,561
9.75%,  10/15/30 ................. 325 342,711
7.88%,  04/15/32
(c)(d)
............... 1,005 965,989
W&T Offshore, Inc., 11.75%,  02/01/26
(c)
.... 265 267,710
Western Midstream Operating LP
4.65%,  07/01/26 ................. 612 606,835
4.50%,  03/01/28 ................. 530 517,265
4.75%,  08/15/28 ................. 560 549,899
6.35%,  01/15/29 ................. 645 671,307
4.05%,  02/01/30 ................. 987 927,247
6.15%,  04/01/33 ................. 740 764,475
5.45%,  11/15/34 ................. 640 624,499
5.45%,  04/01/44 ................. 545 491,912
5.30%,  03/01/48 ................. 840 729,872
5.50%,  08/15/48 ................. 520 461,230
5.25%,  02/01/50 ................. 1,182 1,029,285
Whistler Pipeline LLC
(c)
5.40%,  09/30/29 ................. 420 421,128
5.70%,  09/30/31 ................. 520 524,311
5.95%,  09/30/34 ................. 735 740,942
Wildfire Intermediate Holdings LLC,
7.50%,  10/15/29
(c)
............... 600 581,179
Williams Cos., Inc. (The)
5.40%,  03/02/26 ................. 380 382,513
3.75%,  06/15/27 ................. 1,266 1,235,912
5.30%,  08/15/28 ................. 1,079 1,095,334
4.90%,  03/15/29 ................. 1,215 1,213,464
4.80%,  11/15/29 ................. 520 516,777
3.50%,  11/15/30 ................. 1,092 1,005,957
Series A, 7.50%,  01/15/31 ........... 169 188,016
2.60%,  03/15/31 ................. 1,140 987,172
8.75%,  03/15/32 ................. 270 323,577
4.65%,  08/15/32 ................. 700 675,525
5.65%,  03/15/33 ................. 840 860,356
5.15%,  03/15/34 ................. 1,425 1,402,581
6.30%,  04/15/40 ................. 1,361 1,432,479
5.80%,  11/15/43 ................. 434 429,870
5.40%,  03/04/44 ................. 439 416,136
5.75%,  06/24/44 ................. 660 650,135
4.90%,  01/15/45 ................. 548 486,333
5.10%,  09/15/45 ................. 969 886,644
4.85%,  03/01/48 ................. 828 725,839
3.50%,  10/15/51 ................. 675 471,120
5.30%,  08/15/52 ................. 805 753,210
5.80%,  11/15/54 ................. 900 902,038
770,087,257
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%,  02/04/28
(c)
.. 275 260,300
Celulosa Arauco y Constitucion SA
3.88%,  11/02/27 ................. 575 551,586
4.25%,  04/30/29
(d)(e)
............... 600 567,339
4.20%,  01/29/30
(d)(e)
............... 600 558,831
5.50%,  11/02/47 ................. 455 416,470
5.50%,  04/30/49
(e)
................ 400 362,584
5.15%,  01/29/50
(e)
................ 450 384,249
Clearwater Paper Corp., 4.75%,  08/15/28
(c)
.. 280 259,976
Domtar Corp., 6.75%,  10/01/28
(c)
........ 657 601,054
Georgia-Pacific LLC
0.95%,  05/15/26
(c)
................ 712 673,602
2.10%,  04/30/27
(c)(d)
............... 692 652,866
7.75%,  11/15/29 ................. 998 1,133,508
2.30%,  04/30/30
(c)
................ 1,295 1,138,540

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
112
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
8.88%,  05/15/31 ................. USD 215 $ 263,572
Glatfelter Corp.
(c)
4.75%,  11/15/29 ................. 505 453,750
7.25%,  11/15/31 ................. 860 852,700
LD Celulose International GmbH,
7.95%,  01/26/32
(c)
............... 600 614,332
Louisiana-Pacific Corp., 3.63%,  03/15/29
(c)
.. 345 322,846
Mercer International, Inc.
5.50%,  01/15/26 ................. 290 290,000
12.88%,  10/01/28
(c)(d)
.............. 405 429,061
5.13%,  02/01/29 ................. 876 756,168
Stora Enso OYJ, 7.25%,  04/15/36
(c)
...... 445 480,197
Suzano Austria GmbH
5.75%,  07/14/26
(d)(e)
............... 600 606,204
2.50%,  09/15/28 ................. 565 510,196
6.00%,  01/15/29 ................. 1,708 1,729,356
5.00%,  01/15/30 ................. 981 953,181
3.75%,  01/15/31 ................. 1,580 1,408,585
Series DM3N, 3.13%,  01/15/32 ........ 1,140 957,529
7.00%,  03/16/47
(d)(e)
............... 1,000 1,067,170
Suzano International Finance BV,
5.50%,  01/17/27 ................ 1,214 1,223,028
UPM-Kymmene OYJ, 7.45%,  11/26/27
(c)
... 205 216,122
20,694,902
Passenger Airlines — 0.1%
Air Canada, 3.88%,  08/15/26
(c)
......... 1,210 1,171,278
Air Canada Pass-Through Trust
(c)
Series 2020-1,Class C, 10.50%,  07/15/26 290 310,522
Series 2015-1,Class A, 3.60%,  03/15/27
(d)
296 286,131
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%,  08/15/27
(c)(d)
.... 892 882,230
Allegiant Travel Co., 7.25%,  08/15/27
(c)
.... 554 545,625
American Airlines Pass-Through Trust
Series 2014-1,Class A, 3.70%,  10/01/26 . 504 485,968
Series 2015-1,Class A, 3.38%,  05/01/27
(d)
706 672,886
Series 2015-2,Class AA, 3.60%,  09/22/27 315 305,187
Series 2016-1,Class AA, 3.58%,  01/15/28 130 125,465
Series 2016-2,Class AA, 3.20%,  06/15/28 458 431,705
Series 2016-3,Class AA, 3.00%,  10/15/28
(d)
453 425,961
Series 2017-1,Class AA, 3.65%,  02/15/29 521 496,535
Series 2017-2,Class AA, 3.35%,  10/15/29 457 428,945
Series 2019-1,Class AA, 3.15%,  02/15/32 242 222,784
Series 2021-1,Class A, 2.88%,  07/11/34 . 1,045 906,592
American Airlines, Inc.
(c)
5.50%,  04/20/26 ................. 1,838 1,833,958
7.25%,  02/15/28 ................. 750 762,428
5.75%,  04/20/29 ................. 3,160 3,131,215
8.50%,  05/15/29 ................. 1,025 1,074,666
Avianca Midco 2 plc
9.00%,  12/01/28
(c)
................ 250 245,800
9.00%,  12/01/28
(e)
................ 1,460 1,434,817
Azul Secured Finance LLP
(d)(e)
11.93%,  08/28/28 ................. 1,000 976,345
10.88%,  05/28/30 ................. 400 254,440
British Airways Pass-Through Trust
(c)(d)
Series 2020-1,Class A, 4.25%,  11/15/32 . 730 694,739
Series 2019-1,Class AA, 3.30%,  12/15/32 425 392,477
Series 2021-1,Class A, 2.90%,  03/15/35 . 380 336,404
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%,  06/10/28 ..... 141 130,958
Delta Air Lines, Inc.
7.38%,  01/15/26 ................. 755 773,115
4.38%,  04/19/28
(d)
................ 525 513,340
4.75%,  10/20/28
(c)
................ 1,926 1,903,340
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
3.75%,  10/28/29 ................. USD 543 $ 506,877
Grupo Aeromexico SAB de CV
8.50%,  03/17/27
(d)(e)
............... 800 833,673
8.25%,  11/15/29
(c)
................ 400 398,926
8.63%,  11/15/31
(c)
................ 600 597,912
JetBlue Airways Corp., 9.88%,  09/20/31
(c)
... 2,020 2,097,363
JetBlue Pass-Through Trust
Series 2019-1,Class AA, 2.75%,  05/15/32 870 766,294
Series 2020-1,Class A, 4.00%,  11/15/32
(d)
509 482,271
Latam Airlines Group SA
13.38%,  10/15/29
(e)
............... 600 690,990
7.88%,  04/15/30
(c)
................ 1,400 1,403,223
Mileage Plus Holdings LLC, 6.50%,  06/20/27
(c)
468 472,554
Pegasus Hava Tasimaciligi A/S,
8.00%,  09/11/31
(e)
................ 400 395,428
Southwest Airlines Co.
3.00%,  11/15/26
(d)
................ 403 388,377
5.13%,  06/15/27 ................. 2,301 2,316,414
3.45%,  11/16/27 ................. 326 311,785
2.63%,  02/10/30 ................. 860 763,531
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%,  04/01/28 ......... 2015-1A 205 190,475
United Airlines Pass-Through Trust
Series 2014-1,Class A, 4.00%,  04/11/26 . USD 443 434,349
Series 2014-2,Class A, 3.75%,  09/03/26 . 901 880,969
Series 2020-1,Class A, 5.88%,  10/15/27 . 828 847,142
Series 2016-1,Class AA, 3.10%,  07/07/28 568 535,322
Series 2016-2,Class AA, 2.88%,  10/07/28 748 692,943
Series 2016-2,Class A, 3.10%,  10/07/28 . 184 165,801
Series 2018-1,Class AA, 3.50%,  03/01/30 637 598,735
Series 2019-1,Class AA, 4.15%,  08/25/31 749 716,968
Series 2019-2,Class AA, 2.70%,  05/01/32 236 208,658
Series 2023-1,Class A, 5.80%,  01/15/36 . 1,525 1,567,456
Series 2024-1,Class AA, 5.45%,  02/15/37 1,290 1,309,822
Series 2024-1,Class A, 5.88%,  02/15/37 . 615 634,892
United Airlines, Inc.
(c)
4.38%,  04/15/26 ................. 2,120 2,082,906
4.63%,  04/15/29 ................. 1,970 1,886,403
Unity 1 Sukuk Ltd., 2.39%,  11/03/25
(e)
..... 400 388,781
VistaJet Malta Finance plc
(c)(d)
7.88%,  05/01/27 ................. 500 487,069
9.50%,  06/01/28 ................. 515 505,884
6.38%,  02/01/30 ................. 1,010 863,846
49,579,895
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%,  03/15/30
(c)
... 860 894,577
Conopco, Inc., Series E, 7.25%,  12/15/26 ... 715 752,824
Coty, Inc.
(c)
5.00%,  04/15/26 ................. 911 906,442
4.75%,  01/15/29 ................. 533 514,099
6.63%,  07/15/30 ................. 745 760,919
Edgewell Personal Care Co.
(c)
5.50%,  06/01/28 ................. 755 745,528
4.13%,  04/01/29 ................. 503 470,224
Estee Lauder Cos., Inc. (The)
3.15%,  03/15/27 ................. 472 457,242
4.38%,  05/15/28 ................. 800 793,056
2.38%,  12/01/29 ................. 1,060 947,431
2.60%,  04/15/30 ................. 1,170 1,051,285
1.95%,  03/15/31
(d)
................ 957 802,059
4.65%,  05/15/33 ................. 617 596,659
5.00%,  02/14/34
(d)
................ 405 401,875
6.00%,  05/15/37 ................. 435 464,404
4.38%,  06/15/45 ................. 567 486,048

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
113
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
4.15%,  03/15/47 ................. USD 633 $ 520,972
3.13%,  12/01/49 ................. 1,243 842,552
5.15%,  05/15/53
(d)
................ 322 316,449
Haleon US Capital LLC
3.38%,  03/24/27 ................. 860 834,833
3.38%,  03/24/29 ................. 1,755 1,658,361
3.63%,  03/24/32 ................. 1,680 1,538,128
4.00%,  03/24/52 ................. 675 538,951
Kenvue, Inc.
5.35%,  03/22/26 ................. 343 346,831
5.05%,  03/22/28 ................. 923 939,333
5.00%,  03/22/30 ................. 1,345 1,366,383
4.90%,  03/22/33 ................. 1,140 1,140,180
5.10%,  03/22/43 ................. 710 696,912
5.05%,  03/22/53 ................. 1,165 1,128,976
5.20%,  03/22/63 ................. 860 833,819
Oriflame Investment Holding plc,
5.13%,  05/04/26
(c)
............... 395 91,347
Perrigo Finance Unlimited Co.
5.15%,  06/15/30 ................. 710 672,237
6.13%,  09/30/32 ................. 730 719,995
4.90%,  12/15/44 ................. 325 260,522
Prestige Brands, Inc.
(c)
5.13%,  01/15/28 ................. 410 401,961
3.75%,  04/01/31 ................. 596 533,144
26,426,558
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC
1.20%,  05/28/26 ................. 475 452,082
4.80%,  02/26/27 ................. 1,415 1,426,046
4.88%,  03/03/28 ................. 1,115 1,125,649
1.75%,  05/28/28 ................. 1,505 1,365,973
4.85%,  02/26/29 ................. 1,720 1,736,611
4.90%,  03/03/30 ................. 765 774,209
4.90%,  02/26/31 ................. 995 1,004,727
2.25%,  05/28/31 ................. 629 542,564
4.88%,  03/03/33 ................. 910 914,322
5.00%,  02/26/34 ................. 1,800 1,811,384
AstraZeneca plc
3.38%,  11/16/25 ................. 2,326 2,303,078
0.70%,  04/08/26 ................. 1,440 1,365,913
3.13%,  06/12/27 ................. 1,085 1,050,720
4.00%,  01/17/29 ................. 1,539 1,507,355
1.38%,  08/06/30 ................. 1,467 1,226,286
6.45%,  09/15/37 ................. 1,637 1,832,500
4.00%,  09/18/42 ................. 1,250 1,067,169
4.38%,  11/16/45 ................. 1,134 1,009,277
4.38%,  08/17/48 ................. 863 762,411
2.13%,  08/06/50 ................. 550 313,722
3.00%,  05/28/51 ................. 1,090 751,499
Bausch Health Americas, Inc.
(c)
9.25%,  04/01/26 ................. 755 729,200
8.50%,  01/31/27 ................. 596 478,263
Bausch Health Cos., Inc.
(c)
5.50%,  11/01/25 ................. 1,675 1,642,504
9.00%,  12/15/25 ................. 960 941,556
6.13%,  02/01/27 ................. 960 869,881
5.75%,  08/15/27 ................. 445 369,351
7.00%,  01/15/28 ................. 225 148,863
5.00%,  01/30/28 ................. 404 258,578
4.88%,  06/01/28 ................. 1,625 1,253,322
11.00%,  09/30/28 ................. 1,811 1,666,680
5.00%,  02/15/29 ................. 464 265,104
6.25%,  02/15/29 ................. 885 551,418
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
7.25%,  05/30/29 ................. USD 335 $ 211,036
5.25%,  01/30/30 ................. 785 460,056
14.00%,  10/15/30 ................. 347 312,300
5.25%,  02/15/31 ................. 380 204,631
Bayer Corp., 6.65%,  02/15/28
(c)
......... 470 485,952
Bayer US Finance II LLC
(c)
4.25%,  12/15/25 ................. 1,847 1,827,801
4.38%,  12/15/28 ................. 1,932 1,867,927
4.20%,  07/15/34 ................. 610 548,429
5.50%,  07/30/35 ................. 400 383,564
4.63%,  06/25/38 ................. 935 808,622
4.40%,  07/15/44 ................. 1,074 825,764
3.95%,  04/15/45 ................. 766 546,527
4.88%,  06/25/48 ................. 960 788,377
4.70%,  07/15/64 ................. 1,216 919,358
Bayer US Finance LLC
(c)
6.13%,  11/21/26 ................. 830 848,153
6.25%,  01/21/29 ................. 1,239 1,281,114
6.38%,  11/21/30 ................. 1,110 1,157,141
6.50%,  11/21/33 ................. 2,165 2,266,712
6.88%,  11/21/53 ................. 770 814,292
Bristol-Myers Squibb Co.
0.75%,  11/13/25 ................. 913 878,516
4.95%,  02/20/26 ................. 705 709,534
3.20%,  06/15/26 ................. 1,599 1,568,088
4.90%,  02/22/27 ................. 875 884,051
3.25%,  02/27/27 ................. 760 739,768
1.13%,  11/13/27 ................. 1,045 947,467
3.45%,  11/15/27
(d)
................ 1,350 1,315,008
3.90%,  02/20/28 ................. 2,083 2,044,432
4.90%,  02/22/29 ................. 820 830,395
3.40%,  07/26/29 ................. 2,879 2,739,569
1.45%,  11/13/30 ................. 1,580 1,314,154
5.75%,  02/01/31 ................. 1,040 1,092,017
5.10%,  02/22/31 ................. 450 457,801
2.95%,  03/15/32 ................. 1,345 1,188,154
5.90%,  11/15/33 ................. 1,500 1,603,453
5.20%,  02/22/34 ................. 2,059 2,095,412
4.13%,  06/15/39 ................. 2,668 2,356,299
2.35%,  11/13/40 ................. 1,390 949,974
3.55%,  03/15/42 ................. 885 705,372
3.25%,  08/01/42 ................. 808 609,777
5.50%,  02/22/44 ................. 305 309,675
4.50%,  03/01/44 ................. 465 412,830
4.63%,  05/15/44 ................. 1,275 1,155,162
5.00%,  08/15/45 ................. 445 421,831
4.35%,  11/15/47 ................. 2,103 1,785,284
4.55%,  02/20/48 ................. 1,008 885,599
4.25%,  10/26/49 ................. 3,366 2,818,388
2.55%,  11/13/50 ................. 1,468 883,411
3.70%,  03/15/52 ................. 1,695 1,273,338
6.25%,  11/15/53 ................. 945 1,043,316
5.55%,  02/22/54 ................. 2,540 2,568,373
3.90%,  03/15/62 ................. 1,125 838,804
6.40%,  11/15/63 ................. 910 1,016,995
5.65%,  02/22/64 ................. 1,725 1,734,481
Catalent Pharma Solutions, Inc.
(c)
5.00%,  07/15/27 ................. 455 452,010
3.13%,  02/15/29 ................. 505 491,022
3.50%,  04/01/30 ................. 585 567,127
Cheplapharm Arzneimittel GmbH,
5.50%,  01/15/28
(c)
............... 530 511,473
Elanco Animal Health, Inc., 6.65%,  08/28/28 . 737 757,055
Eli Lilly & Co.
4.50%,  02/09/27 ................. 995 997,537

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
114
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.50%,  03/15/27 ................. USD 340 $ 349,849
3.10%,  05/15/27 ................. 1,780 1,728,980
4.15%,  08/14/27 ................. 995 990,566
4.50%,  02/09/29 ................. 1,040 1,039,919
3.38%,  03/15/29 ................. 1,150 1,099,880
4.20%,  08/14/29 ................. 1,515 1,495,317
4.70%,  02/27/33 ................. 1,105 1,098,173
4.70%,  02/09/34 ................. 1,395 1,375,369
4.60%,  08/14/34 ................. 1,040 1,016,929
5.55%,  03/15/37 ................. 510 538,322
3.70%,  03/01/45 ................. 1,300 1,053,638
3.95%,  05/15/47 ................. 840 700,831
3.95%,  03/15/49 ................. 765 630,270
2.25%,  05/15/50 ................. 1,520 894,473
4.88%,  02/27/53 ................. 865 814,846
5.00%,  02/09/54 ................. 790 760,548
5.05%,  08/14/54 ................. 1,165 1,132,009
4.15%,  03/15/59 ................. 1,480 1,219,178
2.50%,  09/15/60 ................. 998 561,255
4.95%,  02/27/63 ................. 820 772,086
5.10%,  02/09/64 ................. 1,060 1,016,540
5.20%,  08/14/64 ................. 825 804,831
Endo Finance Holdings, Inc., 8.50%,  04/15/31
(c)
(d)
.......................... 1,002 1,071,631
GlaxoSmithKline Capital plc, 3.38%,  06/01/29 1,040 988,827
GlaxoSmithKline Capital, Inc.
3.88%,  05/15/28 ................. 1,428 1,398,795
5.38%,  04/15/34
(d)
................ 968 1,007,418
6.38%,  05/15/38 ................. 2,221 2,469,641
4.20%,  03/18/43 ................. 319 276,574
Herbalife Nutrition Ltd., 7.88%,  09/01/25
(c)(d)
. 258 256,967
HLF Financing SARL LLC
(c)
12.25%,  04/15/29 ................. 815 819,729
4.88%,  06/01/29 ................. 635 435,260
Jazz Securities DAC, 4.38%,  01/15/29
(c)(d)
... 1,490 1,411,557
Johnson & Johnson
2.45%,  03/01/26 ................. 931 907,789
2.95%,  03/03/27 ................. 793 769,670
0.95%,  09/01/27 ................. 1,478 1,349,995
2.90%,  01/15/28 ................. 1,474 1,411,974
4.80%,  06/01/29 ................. 985 1,000,179
6.95%,  09/01/29
(d)
................ 314 351,381
1.30%,  09/01/30 ................. 1,003 845,140
4.90%,  06/01/31 ................. 900 914,937
4.95%,  05/15/33 ................. 422 437,339
4.38%,  12/05/33 ................. 1,061 1,052,449
4.95%,  06/01/34 ................. 1,015 1,035,070
3.55%,  03/01/36 ................. 995 887,168
3.63%,  03/03/37 ................. 1,611 1,419,811
5.95%,  08/15/37 ................. 1,084 1,196,458
3.40%,  01/15/38 ................. 958 815,020
5.85%,  07/15/38 ................. 895 981,474
2.10%,  09/01/40 ................. 772 529,268
4.50%,  09/01/40 ................. 754 727,397
4.85%,  05/15/41 ................. 465 459,530
4.50%,  12/05/43
(d)
................ 660 631,232
3.70%,  03/01/46 ................. 1,934 1,584,846
3.75%,  03/03/47 ................. 1,160 950,393
3.50%,  01/15/48 ................. 646 510,030
2.25%,  09/01/50 ................. 966 585,524
5.25%,  06/01/54 ................. 790 809,171
2.45%,  09/01/60 ................. 1,505 868,987
Mallinckrodt International Finance SA,
14.75%,  11/14/28
(c)
............... 750 819,503
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Merck & Co., Inc.
0.75%,  02/24/26 ................. USD 1,066 $ 1,018,029
1.70%,  06/10/27 ................. 1,354 1,268,010
4.05%,  05/17/28 ................. 645 639,375
1.90%,  12/10/28 ................. 1,245 1,127,370
3.40%,  03/07/29 ................. 2,016 1,926,978
4.30%,  05/17/30 ................. 865 853,262
1.45%,  06/24/30 ................. 1,418 1,194,668
2.15%,  12/10/31 ................. 2,005 1,701,093
4.50%,  05/17/33 ................. 1,245 1,221,641
6.50%,  12/01/33 ................. 740 832,442
6.55%,  09/15/37 ................. 465 527,222
3.90%,  03/07/39 ................. 1,053 917,394
2.35%,  06/24/40 ................. 1,066 741,792
3.60%,  09/15/42 ................. 540 433,257
4.15%,  05/18/43 ................. 1,195 1,031,981
4.90%,  05/17/44 ................. 570 543,488
3.70%,  02/10/45 ................. 1,895 1,509,476
4.00%,  03/07/49 ................. 1,094 894,741
2.45%,  06/24/50 ................. 1,523 921,490
2.75%,  12/10/51 ................. 1,660 1,053,592
5.00%,  05/17/53 ................. 1,030 978,047
2.90%,  12/10/61 ................. 1,971 1,194,086
5.15%,  05/17/63 ................. 1,160 1,114,342
Merck Sharp & Dohme Corp.
5.95%,  12/01/28
(d)
................ 909 956,333
5.75%,  11/15/36 ................. 648 685,356
Mylan, Inc.
4.55%,  04/15/28 ................. 764 748,439
5.40%,  11/29/43 ................. 516 454,630
5.20%,  04/15/48 ................. 805 671,373
Novartis Capital Corp.
3.00%,  11/20/25 ................. 804 792,876
2.00%,  02/14/27 ................. 1,030 979,874
3.10%,  05/17/27 ................. 1,598 1,551,754
3.80%,  09/18/29 ................. 725 703,119
2.20%,  08/14/30 ................. 1,516 1,334,949
4.00%,  09/18/31 ................. 725 695,869
4.20%,  09/18/34 ................. 725 687,270
3.70%,  09/21/42 ................. 400 332,454
4.40%,  05/06/44 ................. 1,638 1,479,450
4.00%,  11/20/45 ................. 1,220 1,035,395
2.75%,  08/14/50 ................. 991 657,141
4.70%,  09/18/54 ................. 395 365,185
Organon & Co.
(c)
4.13%,  04/30/28 ................. 2,020 1,913,815
5.13%,  04/30/31 ................. 2,008 1,830,898
6.75%,  05/15/34 ................. 500 501,656
7.88%,  05/15/34
(d)
................ 500 515,920
P&L Development LLC
(c)
7.75%,  11/15/25 ................. 107 107,848
12.00%,  05/15/29
(g)
............... 351 352,763
Pershing Square Holdings Ltd.
(c)
3.25%,  11/15/30 ................. 1,000 870,802
3.25%,  10/01/31 ................. 1,000 839,453
Pfizer Investment Enterprises Pte. Ltd.
4.45%,  05/19/26 ................. 2,785 2,781,070
4.45%,  05/19/28 ................. 4,050 4,035,145
4.65%,  05/19/30 ................. 2,700 2,697,215
4.75%,  05/19/33 ................. 4,405 4,342,427
5.11%,  05/19/43 ................. 2,290 2,220,656
5.30%,  05/19/53 ................. 5,840 5,713,526
5.34%,  05/19/63 ................. 3,794 3,650,339
Pfizer, Inc.
2.75%,  06/03/26 ................. 1,619 1,578,122

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
115
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.00%,  12/15/26 ................. USD 1,668 $ 1,619,645
3.60%,  09/15/28
(d)
................ 1,197 1,162,904
3.45%,  03/15/29 ................. 1,867 1,788,799
2.63%,  04/01/30 ................. 1,482 1,339,866
1.70%,  05/28/30 ................. 1,490 1,276,608
1.75%,  08/18/31 ................. 1,386 1,152,953
4.00%,  12/15/36 ................. 1,024 933,085
4.10%,  09/15/38 ................. 940 840,716
3.90%,  03/15/39 ................. 915 794,547
7.20%,  03/15/39 ................. 2,374 2,832,232
2.55%,  05/28/40 ................. 1,144 815,832
5.60%,  09/15/40 ................. 782 800,053
4.30%,  06/15/43 ................. 1,128 988,562
4.40%,  05/15/44 ................. 1,191 1,070,737
4.13%,  12/15/46 ................. 1,710 1,429,225
4.20%,  09/15/48 ................. 1,189 1,002,912
4.00%,  03/15/49 ................. 906 744,824
2.70%,  05/28/50 ................. 753 489,177
Pharmacia LLC, 6.60%,  12/01/28 ........ 2,143 2,293,918
Roche Holdings, Inc.
(c)
3.00%,  11/10/25 ................. 814 802,174
0.99%,  03/05/26 ................. 1,170 1,118,107
2.63%,  05/15/26 ................. 705 686,324
5.27%,  11/13/26 ................. 1,464 1,487,641
2.38%,  01/28/27
(d)
................ 1,590 1,520,810
2.31%,  03/10/27 ................. 1,395 1,330,705
3.63%,  09/17/28 ................. 1,279 1,234,726
5.34%,  11/13/28 ................. 1,455 1,496,315
1.93%,  12/13/28 ................. 975 880,930
4.79%,  03/08/29 ................. 590 594,508
4.20%,  09/09/29 ................. 650 638,995
5.49%,  11/13/30 ................. 1,450 1,508,861
4.91%,  03/08/31 ................. 580 586,041
2.08%,  12/13/31 ................. 1,995 1,676,040
5.59%,  11/13/33 ................. 1,366 1,433,608
4.99%,  03/08/34 ................. 1,210 1,216,581
4.59%,  09/09/34 ................. 600 584,883
7.00%,  03/01/39 ................. 765 908,315
4.00%,  11/28/44
(d)
................ 675 569,588
2.61%,  12/13/51 ................. 1,595 992,547
5.22%,  03/08/54 ................. 915 912,213
Royalty Pharma plc
1.75%,  09/02/27 ................. 1,392 1,282,517
5.15%,  09/02/29 ................. 445 447,783
2.20%,  09/02/30 ................. 905 773,234
2.15%,  09/02/31 ................. 470 389,522
5.40%,  09/02/34 ................. 635 630,169
3.30%,  09/02/40 ................. 1,025 758,226
3.55%,  09/02/50 ................. 1,030 713,535
3.35%,  09/02/51 ................. 650 424,777
5.90%,  09/02/54 ................. 455 451,086
Sanofi SA, 3.63%,  06/19/28 ........... 866 841,670
Shire Acquisitions Investments Ireland DAC,
3.20%,  09/23/26 ................ 541 528,329
Takeda Pharmaceutical Co. Ltd.
5.00%,  11/26/28 ................. 2,573 2,596,959
2.05%,  03/31/30 ................. 1,943 1,688,635
5.30%,  07/05/34 ................. 1,000 1,013,169
3.03%,  07/09/40 ................. 1,711 1,279,403
5.65%,  07/05/44 ................. 425 432,622
3.18%,  07/09/50 ................. 2,328 1,590,247
5.65%,  07/05/54
(d)
................ 610 619,544
3.38%,  07/09/60 ................. 810 538,618
5.80%,  07/05/64 ................. 445 450,633
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC,
6.15%,  02/01/36 ................ USD 1,022 $ 1,027,083
Teva Pharmaceutical Finance Netherlands III
BV
3.15%,  10/01/26 ................. 2,765 2,635,609
4.75%,  05/09/27 ................. 815 792,104
6.75%,  03/01/28 ................. 1,400 1,429,900
5.13%,  05/09/29 ................. 615 598,330
7.88%,  09/15/29 ................. 600 647,785
8.13%,  09/15/31 ................. 1,700 1,901,046
4.10%,  10/01/46 ................. 1,713 1,209,740
Utah Acquisition Sub, Inc.
3.95%,  06/15/26 ................. 1,978 1,945,369
5.25%,  06/15/46 ................. 1,035 876,714
Viatris, Inc.
2.30%,  06/22/27 ................. 1,150 1,072,352
2.70%,  06/22/30 ................. 1,336 1,159,334
3.85%,  06/22/40 ................. 1,313 982,439
4.00%,  06/22/50 ................. 1,924 1,328,584
Wyeth LLC
6.50%,  02/01/34 ................. 976 1,083,070
6.00%,  02/15/36 ................. 722 777,824
5.95%,  04/01/37 ................. 1,941 2,062,638
Zoetis, Inc.
4.50%,  11/13/25 ................. 840 837,825
5.40%,  11/14/25 ................. 20 20,125
3.00%,  09/12/27 ................. 583 558,557
3.90%,  08/20/28 ................. 246 239,496
2.00%,  05/15/30 ................. 1,234 1,065,524
5.60%,  11/16/32 ................. 515 534,583
4.70%,  02/01/43 ................. 1,264 1,146,076
3.95%,  09/12/47 ................. 525 418,018
4.45%,  08/20/48 ................. 515 442,193
3.00%,  05/15/50 ................. 650 433,917
313,071,186
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%,  08/01/32
(c)
. 1,300 1,347,572
AMN Healthcare, Inc.
(c)
4.63%,  10/01/27 ................. 495 477,170
4.00%,  04/15/29 ................. 340 313,532
Automatic Data Processing, Inc.
1.70%,  05/15/28 ................. 1,230 1,122,492
1.25%,  09/01/30 ................. 1,460 1,214,234
4.45%,  09/09/34 ................. 510 493,358
Broadridge Financial Solutions, Inc.
3.40%,  06/27/26 ................. 460 449,796
2.90%,  12/01/29 ................. 866 785,974
2.60%,  05/01/31 ................. 810 699,082
Concentrix Corp.
6.65%,  08/02/26 ................. 925 942,580
6.60%,  08/02/28
(d)
................ 865 876,970
6.85%,  08/02/33
(d)
................ 1,090 1,098,892
CoreLogic, Inc., 4.50%,  05/01/28
(c)
....... 755 708,968
Dun & Bradstreet Corp. (The),
5.00%,  12/15/29
(c)(d)
............... 463 453,622
Equifax, Inc.
2.60%,  12/15/25 ................. 868 847,006
5.10%,  12/15/27 ................. 910 917,175
5.10%,  06/01/28 ................. 840 845,356
4.80%,  09/15/29 ................. 785 777,578
3.10%,  05/15/30 ................. 528 480,691
2.35%,  09/15/31 ................. 1,481 1,246,182
Experian Finance plc
(c)
4.25%,  02/01/29 ................. 530 518,297

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
116
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
2.75%,  03/08/30 ................. USD 930 $ 837,268
Jacobs Engineering Group, Inc.
6.35%,  08/18/28 ................. 850 886,037
5.90%,  03/01/33 ................. 890 911,789
KBR, Inc., 4.75%,  09/30/28
(c)
.......... 250 240,313
Korn Ferry, 4.63%,  12/15/27
(c)
.......... 400 389,861
Science Applications International Corp.,
4.88%,  04/01/28
(c)
............... 410 401,666
Thomson Reuters Corp.
3.35%,  05/15/26 ................. 863 845,460
5.50%,  08/15/35 ................. 414 421,197
5.85%,  04/15/40 ................. 770 794,332
5.65%,  11/23/43 ................. 375 371,551
TriNet Group, Inc.
(c)
3.50%,  03/01/29 ................. 490 446,973
7.13%,  08/15/31 ................. 430 440,119
UL Solutions, Inc., 6.50%,  10/20/28
(c)
..... 415 435,560
Verisk Analytics, Inc.
4.13%,  03/15/29 ................. 1,097 1,072,434
5.75%,  04/01/33 ................. 865 904,840
5.25%,  06/05/34 ................. 395 395,728
5.50%,  06/15/45 ................. 394 381,385
3.63%,  05/15/50 ................. 880 639,713
VT Topco, Inc., 8.50%,  08/15/30
(c)
....... 495 520,837
27,953,590
Real Estate Management & Development — 0.2%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88%,  05/24/33 ................. 600 594,065
5.50%,  05/16/34 ................. 600 619,459
Aldar Sukuk No. 2 Ltd., 3.88%,  10/22/29
(e)
.. 400 382,188
Alpha Star Holding VIII Ltd., 8.38%,  04/12/27
(e)
600 619,501
Anywhere Real Estate Group LLC
(c)(d)
5.75%,  01/15/29 ................. 574 471,527
5.25%,  04/15/30 ................. 487 373,536
7.00%,  04/15/30 ................. 650 569,331
Arabian Centres Sukuk II Ltd.,
5.63%,  10/07/26
(e)
............... 1,000 958,891
Arabian Centres Sukuk III Ltd.,
9.50%,  03/06/29
(e)
............... 600 620,266
Arada Sukuk 2 Ltd., 8.00%,  06/24/29
(e)
.... 400 413,684
Arada Sukuk Ltd., 8.13%,  06/08/27
(e)
...... 600 627,276
Aroundtown SA, 5.38%,  03/21/29
(e)
....... 1,000 955,915
Binghatti Sukuk SPC Ltd., 9.63%,  02/28/27
(e)
. 400 411,271
CBRE Services, Inc.
4.88%,  03/01/26 ................. 874 872,972
5.50%,  04/01/29 ................. 205 210,286
2.50%,  04/01/31
(d)
................ 683 586,326
5.95%,  08/15/34 ................. 1,095 1,145,741
Central Plaza Development Ltd.,
4.65%,  01/19/26
(e)
............... 200 194,195
China Overseas Finance Cayman III Ltd.,
6.38%,  10/29/43
(e)
............... 600 617,759
China Overseas Finance Cayman V Ltd., Series
B, 5.35%,  11/15/42
(e)
.............. 200 183,094
China Overseas Finance Cayman VI Ltd.,
6.45%,  06/11/34
(e)
................ 600 634,542
China Overseas Finance Cayman VII Ltd.,
4.75%,  04/26/28
(e)
............... 600 589,173
China Overseas Finance Cayman VIII Ltd.
(e)
3.45%,  07/15/29 ................. 250 230,283
2.75%,  03/02/30 ................. 800 702,087
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%,  02/09/26
(e)
....... 600 570,071
China Resources Land Ltd., 4.13%,  02/26/29
(e)
200 189,965
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
CK Property Finance MTN Ltd.,
1.38%,  06/30/26
(e)
............... USD 400 $ 376,429
Corp. Inmobiliaria Vesta SAB de CV,
3.63%,  05/13/31
(e)
............... 400 352,650
CoStar Group, Inc., 2.80%,  07/15/30
(c)
..... 982 855,543
Cushman & Wakefield US Borrower LLC
(c)
6.75%,  05/15/28 ................. 663 666,626
8.88%,  09/01/31 ................. 380 409,271
Dar Al-Arkan Sukuk Co. Ltd.,
8.00%,  02/25/29
(e)
............... 600 621,821
Ease Trade Global Ltd., 4.00%,  11/10/25
(e)
.. 800 766,493
Emaar Sukuk Ltd.
(e)
3.64%,  09/15/26 ................. 800 781,441
3.88%,  09/17/29 ................. 700 671,095
3.70%,  07/06/31 ................. 400 373,845
Esic Sukuk Ltd., 5.83%,  02/14/29
(e)
....... 800 814,854
Five Point Operating Co. LP,
10.50%,  01/15/28
(c)(d)
.............. 527 539,544
Forestar Group, Inc.
(c)
3.85%,  05/15/26 ................. 403 392,906
5.00%,  03/01/28 ................. 305 291,454
Franshion Brilliant Ltd.
(e)
3.20%,  04/09/26 ................. 400 378,716
4.25%,  07/23/29 ................. 600 503,658
GAIF Bond Issuer Pty. Ltd., 3.40%,  09/30/26
(c)
715 694,761
GLP China Holdings Ltd., 2.95%,  03/29/26
(e)
. 800 726,524
Goodman HK Finance, 3.00%,  07/22/30
(e)
.. 235 207,319
Greystar Real Estate Partners LLC,
7.75%,  09/01/30
(c)
............... 435 455,801
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88%,  05/27/30 ................. 400 358,131
2.25%,  07/15/31 ................. 800 668,177
5.25%,  07/14/33 ................. 400 399,854
Howard Hughes Corp. (The)
(c)
5.38%,  08/01/28 ................. 740 719,236
4.13%,  02/01/29 ................. 650 599,351
4.38%,  02/01/31 ................. 640 573,463
Huafa 2020 I Co. Ltd., 2.80%,  11/04/25
(e)
... 400 385,773
Hunt Cos., Inc., 5.25%,  04/15/29
(c)
....... 625 592,693
Hysan MTN Ltd.
(e)
2.88%,  06/02/27 ................. 400 376,986
2.82%,  09/04/29 ................. 600 537,088
IFC Development Corporate Treasury Ltd.,
3.63%,  04/17/29
(e)
............... 400 377,091
Jones Lang LaSalle, Inc., 6.88%,  12/01/28 .. 925 985,725
Kennedy-Wilson, Inc.
4.75%,  03/01/29 ................. 600 550,479
4.75%,  02/01/30 ................. 590 527,116
5.00%,  03/01/31 ................. 605 534,110
Longfor Group Holdings Ltd.
(e)
4.50%,  01/16/28 ................. 600 508,337
3.95%,  09/16/29 ................. 600 466,803
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(e)(g)(i)
......... 600 618,291
MAF Sukuk Ltd.
(e)
4.50%,  11/03/25 ................. 200 198,623
4.64%,  05/14/29 ................. 600 593,593
3.93%,  02/28/30 ................. 1,000 954,618
5.00%,  06/01/33 ................. 400 400,790
Mirvac Group Finance Ltd., 3.63%,  03/18/27
(e)
200 193,391
Mitsui Fudosan Co. Ltd., 3.95%,  01/24/29
(c)
.. 300 289,091
Nan Fung Treasury Ltd.
(e)
3.88%,  10/03/27 ................. 200 190,979

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
117
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.00%,  09/05/28 ................. USD 600 $ 585,993
3.63%,  08/27/30 ................. 600 536,701
Newmark Group, Inc., 7.50%,  01/12/29 .... 555 587,499
Ontario Teachers' Cadillac Fairview Properties
Trust
(c)
3.88%,  03/20/27 ................. 1,255 1,227,384
4.13%,  02/01/29 ................. 1,316 1,272,530
2.50%,  10/15/31 ................. 1,110 929,458
Sinochem Offshore Capital Co. Ltd.
(e)
1.50%,  09/23/26 ................. 600 561,821
2.25%,  11/24/26 ................. 600 567,483
2.38%,  09/23/31 ................. 1,000 841,768
Sinochem Overseas Capital Co. Ltd.,
6.30%,  11/12/40
(c)(d)
............... 400 436,771
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75%,  02/25/29 ................. 200 190,087
2.88%,  01/21/30 ................. 1,000 901,879
2.75%,  05/13/30 ................. 400 355,032
Swire Pacific Mtn Financing HK Ltd.,
2.88%,  01/30/30
(e)
............... 400 362,180
Swire Pacific MTN Financing HK Ltd.,
5.13%,  07/05/29
(e)
............... 600 606,754
Swire Properties MTN Financing Ltd.
(e)
3.63%,  01/13/26 ................. 600 590,907
3.50%,  01/10/28 ................. 200 191,967
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%,  11/09/27
(e)
................ 1,200 782,763
Westwood Group Holdings Ltd.,
2.80%,  01/20/26
(e)
............... 400 382,260
Wharf REIC Finance BVI Ltd.
(e)
3.50%,  01/17/28 ................. 250 239,050
2.88%,  05/07/30 ................. 800 717,951
Wheelock MTN BVI Ltd., 2.38%,  01/25/26
(e)
. 400 386,262
Yan Gang Ltd., 1.90%,  03/23/26
(e)
....... 400 380,514
Yanlord Land HK Co. Ltd., 5.13%,  05/20/26
(e)
600 565,144
Zhongliang Holdings Group Co. Ltd.,
0.00%,  07/01/27
(e)
............... 1,000 65,199
52,089,301
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25%,  02/15/28 ................. 685 669,762
4.90%,  02/15/29 ................. 375 373,219
2.38%,  07/15/31 ................. 545 458,784
3.63%,  04/15/32 ................. 145 130,862
5.50%,  02/01/34 ................. 635 637,761
5.50%,  07/15/34 ................. 490 492,641
3.38%,  07/15/51 ................. 430 290,192
4.30%,  04/15/52 ................. 255 202,316
AvalonBay Communities, Inc.
3.50%,  11/15/25 ................. 290 286,756
2.95%,  05/11/26 ................. 325 316,936
2.90%,  10/15/26 ................. 251 242,976
3.35%,  05/15/27
(d)
................ 529 513,479
3.20%,  01/15/28 ................. 308 294,529
1.90%,  12/01/28 ................. 910 814,443
3.30%,  06/01/29 ................. 267 250,856
2.30%,  03/01/30 ................. 352 310,375
2.45%,  01/15/31 ................. 863 754,213
2.05%,  01/15/32 ................. 680 569,351
5.00%,  02/15/33 ................. 190 189,069
5.30%,  12/07/33 ................. 645 653,866
5.35%,  06/01/34 ................. 165 168,083
3.90%,  10/15/46 ................. 215 171,074
4.15%,  07/01/47 ................. 200 163,378
Security
Par (000)
Par (000) Value
Residential REITs (continued)
4.35%,  04/15/48 ................. USD 231 $ 197,365
Camden Property Trust
5.85%,  11/03/26 ................. 780 798,896
4.10%,  10/15/28 ................. 297 289,884
3.15%,  07/01/29 ................. 395 368,855
2.80%,  05/15/30 ................. 767 690,758
4.90%,  01/15/34 ................. 605 591,836
3.35%,  11/01/49
(d)
................ 220 155,627
ERP Operating LP
2.85%,  11/01/26 ................. 934 904,176
3.25%,  08/01/27 ................. 255 245,793
3.50%,  03/01/28 ................. 297 286,649
4.15%,  12/01/28 ................. 958 940,503
3.00%,  07/01/29 ................. 825 764,924
2.50%,  02/15/30 ................. 1,026 913,964
1.85%,  08/01/31 ................. 330 273,977
4.65%,  09/15/34 ................. 360 345,545
4.50%,  07/01/44 ................. 598 526,064
4.50%,  06/01/45 ................. 370 319,770
4.00%,  08/01/47 ................. 248 196,006
Essential Properties LP, 2.95%,  07/15/31 ... 782 665,064
Essex Portfolio LP
3.38%,  04/15/26 ................. 250 244,576
3.63%,  05/01/27
(d)
................ 435 423,892
1.70%,  03/01/28 ................. 378 341,599
4.00%,  03/01/29 ................. 540 519,346
3.00%,  01/15/30 ................. 270 245,405
1.65%,  01/15/31 ................. 357 291,831
2.55%,  06/15/31 ................. 505 431,916
2.65%,  03/15/32 ................. 654 554,660
5.50%,  04/01/34 ................. 460 464,009
4.50%,  03/15/48 ................. 255 214,805
2.65%,  09/01/50 ................. 115 67,863
Invitation Homes Operating Partnership LP
2.30%,  11/15/28 ................. 675 611,057
5.45%,  08/15/30 ................. 400 406,467
2.00%,  08/15/31 ................. 215 176,162
4.15%,  04/15/32 ................. 735 681,728
5.50%,  08/15/33 ................. 750 752,933
2.70%,  01/15/34 ................. 665 537,752
4.88%,  02/01/35 ................. 115 109,932
Mid-America Apartments LP
4.00%,  11/15/25 ................. 1,356 1,346,428
1.10%,  09/15/26 ................. 570 534,182
3.60%,  06/01/27 ................. 344 335,943
4.20%,  06/15/28 ................. 892 877,016
3.95%,  03/15/29 ................. 460 445,686
2.75%,  03/15/30 ................. 353 317,816
1.70%,  02/15/31 ................. 855 710,349
5.30%,  02/15/32 ................. 255 257,974
5.00%,  03/15/34 ................. 175 173,414
2.88%,  09/15/51 ................. 120 76,751
Sun Communities Operating LP
2.30%,  11/01/28 ................. 480 431,273
5.50%,  01/15/29 ................. 405 408,798
2.70%,  07/15/31 ................. 845 719,056
4.20%,  04/15/32 ................. 494 454,487
5.70%,  01/15/33 ................. 425 427,133
Tanger Properties LP
3.13%,  09/01/26 ................. 354 340,828
3.88%,  07/15/27 ................. 240 231,669
2.75%,  09/01/31 ................. 335 281,805
UDR, Inc.
2.95%,  09/01/26 ................. 337 325,283
3.50%,  07/01/27 ................. 715 690,406

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
118
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
3.50%,  01/15/28 ................. USD 250 $ 239,274
4.40%,  01/26/29 ................. 670 654,002
3.20%,  01/15/30 ................. 665 612,013
3.00%,  08/15/31 ................. 910 807,302
2.10%,  08/01/32 ................. 625 501,413
1.90%,  03/15/33 ................. 215 166,510
2.10%,  06/15/33 ................. 100 77,826
5.13%,  09/01/34 ................. 640 625,947
3.10%,  11/01/34 ................. 240 198,408
38,775,502
Retail REITs — 0.1%
Agree LP
2.00%,  06/15/28 ................. 850 766,661
2.90%,  10/01/30 ................. 226 199,943
4.80%,  10/01/32 ................. 555 536,548
2.60%,  06/15/33 ................. 500 402,531
5.63%,  06/15/34 ................. 375 380,866
Brixmor Operating Partnership LP
4.13%,  06/15/26 ................. 415 409,460
3.90%,  03/15/27 ................. 575 560,467
2.25%,  04/01/28 ................. 255 232,272
4.13%,  05/15/29 ................. 750 720,457
4.05%,  07/01/30 ................. 944 893,758
2.50%,  08/16/31 ................. 360 304,597
5.50%,  02/15/34 ................. 375 375,346
5.75%,  02/15/35 ................. 265 270,539
Brookfield Property REIT, Inc.
(c)
5.75%,  05/15/26 ................. 900 892,985
4.50%,  04/01/27 ................. 797 768,092
CMT MTN Pte. Ltd., 3.61%,  04/04/29
(e)
.... 200 189,950
Federal Realty OP LP
1.25%,  02/15/26 ................. 301 287,079
3.25%,  07/15/27 ................. 575 550,533
5.38%,  05/01/28 ................. 330 333,936
3.20%,  06/15/29 ................. 115 106,077
3.50%,  06/01/30 ................. 785 720,750
4.50%,  12/01/44 ................. 381 321,181
Kimco Realty OP LLC
2.80%,  10/01/26 ................. 508 490,072
3.80%,  04/01/27 ................. 730 714,452
1.90%,  03/01/28 ................. 360 327,908
2.70%,  10/01/30 ................. 570 507,059
2.25%,  12/01/31 ................. 250 209,216
3.20%,  04/01/32 ................. 785 694,261
4.60%,  02/01/33 ................. 500 482,122
6.40%,  03/01/34 ................. 445 482,948
4.85%,  03/01/35 ................. 185 177,641
4.25%,  04/01/45 ................. 460 380,661
4.13%,  12/01/46 ................. 252 199,948
4.45%,  09/01/47 ................. 305 253,150
3.70%,  10/01/49 ................. 260 194,701
Kite Realty Group LP
4.00%,  10/01/26 ................. 250 245,170
4.95%,  12/15/31 ................. 60 58,864
5.50%,  03/01/34 ................. 295 296,359
Kite Realty Group Trust, 4.75%,  09/15/30 ... 228 222,656
Link Finance Cayman 2009 Ltd. (The)
(e)
2.88%,  07/21/26 ................. 600 580,606
2.75%,  01/19/32 ................. 600 513,439
NNN REIT, Inc.
4.00%,  11/15/25 ................. 550 545,252
3.60%,  12/15/26 ................. 472 461,503
3.50%,  10/15/27 ................. 640 617,959
4.30%,  10/15/28 ................. 230 226,092
Security
Par (000)
Par (000) Value
Retail REITs (continued)
2.50%,  04/15/30 ................. USD 502 $ 440,161
5.60%,  10/15/33 ................. 540 550,568
5.50%,  06/15/34 ................. 470 475,323
4.80%,  10/15/48 ................. 348 302,152
3.10%,  04/15/50 ................. 390 255,287
3.50%,  04/15/51 ................. 470 328,110
3.00%,  04/15/52 ................. 540 340,477
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%,  11/15/31 ................. 575 482,468
5.75%,  07/15/34 ................. 480 487,146
4.95%,  01/15/35 ................. 125 119,336
Realty Income Corp.
4.63%,  11/01/25 ................. 609 608,414
5.05%,  01/13/26 ................. 100 99,751
0.75%,  03/15/26 ................. 306 289,681
4.88%,  06/01/26 ................. 468 469,206
4.13%,  10/15/26 ................. 580 574,956
3.00%,  01/15/27 ................. 616 594,706
3.95%,  08/15/27 ................. 690 679,675
3.40%,  01/15/28 ................. 684 658,947
3.65%,  01/15/28 ................. 600 581,374
2.10%,  03/15/28 ................. 860 788,890
2.20%,  06/15/28 ................. 613 561,199
4.70%,  12/15/28 ................. 425 424,399
4.75%,  02/15/29 ................. 510 509,339
3.25%,  06/15/29 ................. 490 458,379
4.00%,  07/15/29 ................. 870 841,423
3.10%,  12/15/29 ................. 500 460,827
3.40%,  01/15/30 ................. 280 260,835
4.85%,  03/15/30 ................. 165 164,668
3.25%,  01/15/31 ................. 1,190 1,083,940
3.20%,  02/15/31 ................. 145 131,105
2.70%,  02/15/32 ................. 280 240,013
5.63%,  10/13/32 ................. 655 678,351
2.85%,  12/15/32 ................. 480 408,850
1.80%,  03/15/33 ................. 405 313,605
4.90%,  07/15/33 ................. 555 544,042
5.13%,  02/15/34 ................. 975 969,789
4.65%,  03/15/47 ................. 468 416,990
5.38%,  09/01/54 ................. 405 392,986
Regency Centers LP
3.60%,  02/01/27 ................. 600 584,338
4.13%,  03/15/28 ................. 455 444,977
2.95%,  09/15/29 ................. 455 417,331
3.70%,  06/15/30 ................. 215 201,626
5.25%,  01/15/34 ................. 790 793,577
5.10%,  01/15/35 ................. 235 231,604
4.40%,  02/01/47 ................. 210 176,225
4.65%,  03/15/49 ................. 290 251,858
Retail Opportunity Investments Partnership LP,
6.75%,  10/15/28 ................ 260 274,631
Scentre Group Trust 1
(c)
3.63%,  01/28/26 ................. 475 467,176
3.75%,  03/23/27 ................. 480 466,999
4.38%,  05/28/30
(d)
................ 1,365 1,319,441
Scentre Group Trust 2
(c)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.38%),
4.75%,  09/24/80 ................ 272 269,220
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.69%),
5.13%,  09/24/80 ................ 785 768,827
WEA Finance LLC
(c)
2.88%,  01/15/27 ................. 695 659,734

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
119
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
4.13%,  09/20/28 ................. USD 460 $ 439,403
3.50%,  06/15/29
(d)
................ 520 477,612
4.75%,  09/17/44 ................. 374 302,774
4.63%,  09/20/48
(d)
................ 455 359,940
46,000,728
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%,  06/01/32 ................. 395 372,448
4.39%,  06/01/52
(d)
................ 965 845,762
Amkor Technology, Inc., 6.63%,  09/15/27
(c)
.. 520 521,459
ams-OSRAM AG, 12.25%,  03/30/29
(c)
..... 410 426,106
Analog Devices, Inc.
3.50%,  12/05/26 ................. 1,455 1,427,568
3.45%,  06/15/27 ................. 545 531,060
1.70%,  10/01/28 ................. 815 732,324
2.10%,  10/01/31 ................. 768 649,962
5.05%,  04/01/34 ................. 540 546,421
2.80%,  10/01/41 ................. 545 392,365
5.30%,  12/15/45 ................. 130 127,392
2.95%,  10/01/51 ................. 1,880 1,248,978
5.30%,  04/01/54 ................. 435 433,362
Applied Materials, Inc.
3.30%,  04/01/27 ................. 1,514 1,474,692
4.80%,  06/15/29 ................. 610 615,064
1.75%,  06/01/30 ................. 870 745,567
5.10%,  10/01/35 ................. 822 836,573
5.85%,  06/15/41 ................. 676 715,016
4.35%,  04/01/47 ................. 1,071 933,909
2.75%,  06/01/50 ................. 817 532,542
Broadcom Corp.
3.88%,  01/15/27 ................. 2,349 2,310,575
3.50%,  01/15/28 ................. 1,310 1,260,993
Broadcom, Inc.
3.15%,  11/15/25 ................. 1,576 1,550,612
3.46%,  09/15/26 ................. 743 727,749
5.05%,  07/12/27 ................. 1,590 1,605,540
1.95%,  02/15/28
(c)
................ 929 850,134
4.15%,  02/15/28
(d)
................ 775 760,887
4.11%,  09/15/28 ................. 920 899,331
4.00%,  04/15/29
(c)
................ 1,040 1,002,464
4.75%,  04/15/29 ................. 931 927,563
5.05%,  07/12/29 ................. 1,110 1,119,717
4.35%,  02/15/30 ................. 1,035 1,008,164
5.00%,  04/15/30 ................. 140 141,070
4.15%,  11/15/30 ................. 1,646 1,578,845
2.45%,  02/15/31
(c)
................ 2,370 2,045,981
5.15%,  11/15/31 ................. 2,095 2,109,163
4.55%,  02/15/32 ................. 1,075 1,040,171
4.15%,  04/15/32
(c)
................ 1,185 1,118,625
4.30%,  11/15/32 ................. 1,674 1,589,982
2.60%,  02/15/33
(c)
................ 1,730 1,435,054
3.42%,  04/15/33
(c)
................ 2,496 2,201,819
3.47%,  04/15/34
(c)
................ 3,355 2,928,209
4.80%,  10/15/34 ................. 1,520 1,468,929
3.14%,  11/15/35
(c)
................ 2,930 2,404,939
3.19%,  11/15/36
(c)
................ 2,840 2,302,009
4.93%,  05/15/37
(c)
................ 2,630 2,521,836
3.50%,  02/15/41
(c)
................ 3,094 2,428,458
3.75%,  02/15/51
(c)
................ 1,863 1,408,317
Entegris, Inc.
(c)
4.38%,  04/15/28 ................. 430 410,246
4.75%,  04/15/29 ................. 1,055 1,021,530
3.63%,  05/01/29 ................. 400 366,241
5.95%,  06/15/30 ................. 833 831,875
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Foundry JV Holdco LLC
(c)
5.90%,  01/25/30 ................. USD 310 $ 313,590
6.15%,  01/25/32 ................. 515 523,628
5.88%,  01/25/34 ................. 1,035 1,027,188
6.25%,  01/25/35 ................. 1,175 1,199,520
6.40%,  01/25/38 ................. 290 297,566
Intel Corp.
4.88%,  02/10/26 ................. 1,543 1,542,605
2.60%,  05/19/26 ................. 873 843,313
3.75%,  03/25/27 ................. 1,145 1,114,090
3.15%,  05/11/27 ................. 1,335 1,279,143
3.75%,  08/05/27 ................. 760 737,121
4.88%,  02/10/28 ................. 1,770 1,762,620
1.60%,  08/12/28 ................. 840 739,701
4.00%,  08/05/29 ................. 555 529,290
2.45%,  11/15/29 ................. 1,874 1,647,821
5.13%,  02/10/30 ................. 1,240 1,237,581
3.90%,  03/25/30 ................. 1,379 1,293,797
5.00%,  02/21/31 ................. 745 737,129
2.00%,  08/12/31
(d)
................ 999 810,871
4.15%,  08/05/32 ................. 955 881,849
4.00%,  12/15/32 ................. 711 647,321
5.20%,  02/10/33 ................. 1,975 1,939,949
5.15%,  02/21/34
(d)
................ 615 600,925
4.60%,  03/25/40 ................. 825 706,551
2.80%,  08/12/41 ................. 950 627,069
4.80%,  10/01/41 ................. 835 722,573
4.25%,  12/15/42 ................. 957 757,556
5.63%,  02/10/43 ................. 940 894,063
4.90%,  07/29/45 ................. 750 634,610
4.10%,  05/19/46 ................. 1,135 851,722
4.10%,  05/11/47 ................. 1,078 801,309
3.73%,  12/08/47 ................. 1,951 1,356,151
3.25%,  11/15/49 ................. 2,038 1,296,143
4.75%,  03/25/50 ................. 2,060 1,679,982
3.05%,  08/12/51 ................. 1,233 745,086
4.90%,  08/05/52 ................. 1,125 932,784
5.70%,  02/10/53 ................. 1,860 1,735,159
5.60%,  02/21/54 ................. 425 393,702
3.10%,  02/15/60 ................. 1,225 699,155
4.95%,  03/25/60
(d)
................ 975 799,826
3.20%,  08/12/61 ................. 855 495,399
5.05%,  08/05/62 ................. 960 797,931
5.90%,  02/10/63 ................. 1,210 1,144,797
KLA Corp.
4.10%,  03/15/29 ................. 889 873,350
4.65%,  07/15/32 ................. 715 708,337
4.70%,  02/01/34
(d)
................ 325 319,621
5.00%,  03/15/49 ................. 626 589,125
3.30%,  03/01/50 ................. 1,005 716,385
4.95%,  07/15/52 ................. 1,655 1,552,775
5.25%,  07/15/62 ................. 980 949,404
Lam Research Corp.
3.75%,  03/15/26 ................. 623 616,498
4.00%,  03/15/29 ................. 1,250 1,223,200
1.90%,  06/15/30 ................. 1,058 910,717
4.88%,  03/15/49 ................. 741 692,526
2.88%,  06/15/50 ................. 669 443,255
3.13%,  06/15/60 ................. 740 477,734
Marvell Technology, Inc.
1.65%,  04/15/26 ................. 449 428,444
2.45%,  04/15/28 ................. 971 894,809
4.88%,  06/22/28 ................. 659 655,754
5.75%,  02/15/29 ................. 590 607,836
2.95%,  04/15/31 ................. 627 553,791

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
120
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.95%,  09/15/33 ................. USD 705 $ 737,730
Microchip Technology, Inc., 5.05%,  03/15/29 . 545 546,810
Micron Technology, Inc.
4.98%,  02/06/26 ................. 779 781,140
4.19%,  02/15/27 ................. 865 853,615
5.38%,  04/15/28 ................. 720 729,897
5.33%,  02/06/29 ................. 896 906,295
6.75%,  11/01/29 ................. 1,260 1,352,301
4.66%,  02/15/30 ................. 1,097 1,076,122
5.30%,  01/15/31 ................. 915 921,067
2.70%,  04/15/32 ................. 910 769,260
5.88%,  02/09/33 ................. 620 641,140
5.88%,  09/15/33 ................. 825 854,423
3.37%,  11/01/41 ................. 630 466,846
3.48%,  11/01/51 ................. 690 481,774
NVIDIA Corp.
3.20%,  09/16/26 ................. 1,165 1,140,915
1.55%,  06/15/28 ................. 1,130 1,025,044
2.85%,  04/01/30 ................. 1,372 1,264,527
2.00%,  06/15/31 ................. 1,414 1,213,426
3.50%,  04/01/40 ................. 999 843,295
3.50%,  04/01/50 ................. 1,678 1,306,598
3.70%,  04/01/60 ................. 980 755,822
NXP BV
5.35%,  03/01/26 ................. 618 621,724
3.88%,  06/18/26 ................. 815 804,726
3.15%,  05/01/27 ................. 939 902,886
4.40%,  06/01/27 ................. 265 263,497
5.55%,  12/01/28 ................. 632 645,611
4.30%,  06/18/29 ................. 1,223 1,189,777
3.40%,  05/01/30 ................. 942 868,361
2.50%,  05/11/31 ................. 1,010 862,716
2.65%,  02/15/32 ................. 840 709,898
5.00%,  01/15/33 ................. 620 610,255
3.25%,  05/11/41 ................. 1,285 963,351
3.13%,  02/15/42 ................. 685 495,438
3.25%,  11/30/51 ................. 560 374,821
ON Semiconductor Corp., 3.88%,  09/01/28
(c)
. 640 600,553
Qorvo, Inc.
4.38%,  10/15/29 ................. 862 812,770
3.38%,  04/01/31
(c)
................ 935 811,672
QUALCOMM, Inc.
3.25%,  05/20/27 ................. 1,473 1,429,882
1.30%,  05/20/28 ................. 1,353 1,211,138
2.15%,  05/20/30 ................. 1,308 1,149,403
1.65%,  05/20/32 ................. 1,556 1,247,790
4.25%,  05/20/32 ................. 630 609,348
5.40%,  05/20/33 ................. 805 837,773
4.65%,  05/20/35 ................. 970 949,500
4.80%,  05/20/45 ................. 1,395 1,285,329
4.30%,  05/20/47 ................. 1,635 1,391,264
3.25%,  05/20/50 ................. 1,315 929,186
4.50%,  05/20/52 ................. 1,080 939,057
6.00%,  05/20/53 ................. 1,040 1,118,408
Renesas Electronics Corp., 2.17%,  11/25/26
(c)
925 873,369
SK Hynix, Inc.
(e)
6.25%,  01/17/26 ................. 600 608,230
1.50%,  01/19/26 ................. 800 766,675
6.38%,  01/17/28 ................. 1,900 1,966,523
5.50%,  01/16/29 ................. 800 808,141
2.38%,  01/19/31 ................. 1,000 848,389
6.50%,  01/17/33
(d)
................ 700 751,872
Skyworks Solutions, Inc.
1.80%,  06/01/26 ................. 1,395 1,327,229
3.00%,  06/01/31 ................. 580 499,629
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 4.00%,  06/15/29
(c)(d)
...... USD 425 $ 390,045
Texas Instruments, Inc.
1.13%,  09/15/26 ................. 490 461,817
4.60%,  02/08/27 ................. 550 553,111
2.90%,  11/03/27 ................. 1,310 1,255,349
4.60%,  02/15/28 ................. 1,092 1,098,293
4.60%,  02/08/29 ................. 415 416,203
2.25%,  09/04/29 ................. 984 886,852
1.75%,  05/04/30 ................. 1,722 1,480,707
1.90%,  09/15/31
(d)
................ 635 536,624
3.65%,  08/16/32 ................. 625 581,757
4.90%,  03/14/33 ................. 595 601,695
4.85%,  02/08/34 ................. 285 285,540
3.88%,  03/15/39 ................. 1,072 944,612
4.15%,  05/15/48 ................. 1,680 1,420,800
2.70%,  09/15/51 ................. 1,121 710,830
4.10%,  08/16/52 ................. 810 665,441
5.00%,  03/14/53 ................. 925 884,900
5.15%,  02/08/54 ................. 290 283,517
5.05%,  05/18/63 ................. 855 805,220
TSMC Arizona Corp.
1.75%,  10/25/26 ................. 1,545 1,459,157
3.88%,  04/22/27 ................. 1,400 1,374,711
4.13%,  04/22/29 ................. 265 258,841
2.50%,  10/25/31 ................. 750 649,646
4.25%,  04/22/32
(d)
................ 655 634,524
3.13%,  10/25/41 ................. 1,775 1,404,304
3.25%,  10/25/51 ................. 970 726,796
4.50%,  04/22/52
(d)
................ 565 540,217
TSMC Global Ltd.
(e)
1.25%,  04/23/26 ................. 1,000 949,265
4.38%,  07/22/27 ................. 200 198,909
1.00%,  09/28/27 ................. 1,000 900,533
1.75%,  04/23/28 ................. 800 724,739
1.38%,  09/28/30 ................. 1,600 1,322,317
2.25%,  04/23/31
(d)
................ 1,400 1,203,603
4.63%,  07/22/32
(d)
................ 400 396,857
Xilinx, Inc., 2.38%,  06/01/30 ........... 1,081 957,280
192,196,595
Software — 0.6%
ACI Worldwide, Inc., 5.75%,  08/15/26
(c)
.... 395 394,679
Adobe, Inc.
2.15%,  02/01/27 ................. 929 885,545
4.85%,  04/04/27
(d)
................ 532 537,694
4.80%,  04/04/29
(d)
................ 505 511,415
2.30%,  02/01/30 ................. 2,031 1,817,694
4.95%,  04/04/34 ................. 505 507,942
Alteryx, Inc., 8.75%,  03/15/28
(c)
......... 700 714,419
AthenaHealth Group, Inc., 6.50%,  02/15/30
(c)
2,360 2,231,290
Atlassian Corp.
5.25%,  05/15/29 ................. 540 546,778
5.50%,  05/15/34 ................. 340 345,728
Autodesk, Inc.
3.50%,  06/15/27 ................. 1,080 1,051,381
2.85%,  01/15/30 ................. 802 729,832
2.40%,  12/15/31 ................. 475 403,728
Cadence Design Systems, Inc.
4.20%,  09/10/27 ................. 195 193,509
4.30%,  09/10/29 ................. 735 721,214
4.70%,  09/10/34 ................. 260 253,492
Camelot Finance SA, 4.50%,  11/01/26
(c)
.... 695 682,808
Capstone Borrower, Inc., 8.00%,  06/15/30
(c)
. 430 449,456
Castle US Holding Corp., 9.50%,  02/15/28
(c)
. 225 104,999
Central Parent LLC, 8.00%,  06/15/29
(c)
.... 725 741,284

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
121
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 7.25%,  06/15/29
(c)
.... USD 765 $ 767,535
Clarivate Science Holdings Corp.
(c)
3.88%,  07/01/28 ................. 925 873,448
4.88%,  07/01/29 ................. 940 888,491
Cloud Software Group, Inc.
(c)
6.50%,  03/31/29 ................. 4,470 4,362,126
9.00%,  09/30/29 ................. 3,915 3,915,000
8.25%,  06/30/32 ................. 1,790 1,839,817
Consensus Cloud Solutions, Inc.
(c)
6.00%,  10/15/26 ................. 270 267,944
6.50%,  10/15/28
(d)
................ 430 425,245
Constellation Software, Inc.
(c)
5.16%,  02/16/29 ................. 490 495,522
5.46%,  02/16/34 ................. 525 532,780
Crowdstrike Holdings, Inc., 3.00%,  02/15/29 . 697 633,946
Dye & Durham Ltd., 8.63%,  04/15/29
(c)
.... 505 536,267
Elastic NV, 4.13%,  07/15/29
(c)
.......... 575 532,260
Fair Isaac Corp.
(c)
5.25%,  05/15/26 ................. 400 400,441
4.00%,  06/15/28 ................. 870 825,962
Fortinet, Inc.
1.00%,  03/15/26 ................. 883 839,182
2.20%,  03/15/31 ................. 527 448,154
Gen Digital, Inc.
(c)
6.75%,  09/30/27 ................. 915 930,945
7.13%,  09/30/30
(d)
................ 570 590,056
GoTo Group, Inc.
5.50%,  05/01/28
(c)
................ 695 389,600
Helios Software Holdings, Inc.
(c)
4.63%,  05/01/28 ................. 375 343,674
8.75%,  05/01/29 ................. 700 711,539
Intuit, Inc.
5.25%,  09/15/26 ................. 140 141,973
1.35%,  07/15/27 ................. 1,049 967,732
5.13%,  09/15/28
(d)
................ 315 321,856
1.65%,  07/15/30 ................. 1,216 1,030,884
5.20%,  09/15/33 ................. 1,120 1,141,709
5.50%,  09/15/53 ................. 1,260 1,282,343
McAfee Corp., 7.38%,  02/15/30
(c)
........ 1,981 1,911,677
Microsoft Corp.
3.13%,  11/03/25 ................. 2,293 2,263,584
2.40%,  08/08/26 ................. 3,437 3,326,912
3.40%,  09/15/26 ................. 1,165 1,146,400
3.30%,  02/06/27 ................. 3,670 3,596,622
3.40%,  06/15/27 ................. 1,670 1,637,346
1.35%,  09/15/30 ................. 798 677,894
3.50%,  02/12/35 ................. 1,384 1,271,170
4.20%,  11/03/35 ................. 435 421,304
3.45%,  08/08/36 ................. 2,261 2,001,842
4.10%,  02/06/37 ................. 778 738,360
5.20%,  06/01/39
(d)
................ 700 742,820
4.50%,  10/01/40 ................. 865 847,212
5.30%,  02/08/41
(d)
................ 815 905,959
3.50%,  11/15/42 ................. 1,018 855,070
3.75%,  02/12/45 ................. 540 466,617
4.45%,  11/03/45 ................. 1,520 1,439,108
3.70%,  08/08/46 ................. 2,195 1,827,769
4.25%,  02/06/47 ................. 1,000 934,022
4.50%,  06/15/47 ................. 486 451,703
2.53%,  06/01/50 ................. 5,838 3,740,246
2.50%,  09/15/50 ................. 1,734 1,100,708
2.92%,  03/17/52 ................. 5,147 3,551,752
4.00%,  02/12/55 ................. 425 365,727
4.75%,  11/03/55 ................. —
(l)
97
3.95%,  08/08/56 ................. 175 145,345
Security
Par (000)
Par (000) Value
Software (continued)
4.50%,  02/06/57 ................. USD 1,010 $ 948,664
2.68%,  06/01/60 ................. 3,254 1,987,241
3.04%,  03/17/62 ................. 1,719 1,148,811
NCR Voyix Corp.
(c)
5.00%,  10/01/28 ................. 640 615,156
5.13%,  04/15/29 ................. 321 306,379
Open Text Corp.
(c)
6.90%,  12/01/27 ................. 1,425 1,482,415
3.88%,  02/15/28 ................. 910 855,619
3.88%,  12/01/29 ................. 795 725,800
Open Text Holdings, Inc.
(c)
4.13%,  02/15/30 ................. 965 885,847
4.13%,  12/01/31 ................. 653 586,808
Oracle Corp.
5.80%,  11/10/25 ................. 790 798,341
1.65%,  03/25/26 ................. 2,011 1,926,899
2.65%,  07/15/26 ................. 1,891 1,829,046
2.80%,  04/01/27 ................. 1,545 1,480,760
3.25%,  11/15/27 ................. 2,619 2,515,917
2.30%,  03/25/28 ................. 1,541 1,426,052
4.50%,  05/06/28 ................. 635 631,555
4.20%,  09/27/29 ................. 1,940 1,889,771
6.15%,  11/09/29 ................. 1,235 1,305,148
2.95%,  04/01/30 ................. 2,810 2,550,088
4.65%,  05/06/30 ................. 545 540,453
3.25%,  05/15/30 ................. 487 449,102
2.88%,  03/25/31 ................. 3,354 2,971,742
6.25%,  11/09/32 ................. 1,855 1,990,626
4.90%,  02/06/33 ................. 1,275 1,258,072
4.30%,  07/08/34 ................. 1,603 1,496,151
4.70%,  09/27/34 ................. 3,110 2,992,557
3.90%,  05/15/35 ................. 1,225 1,087,340
3.85%,  07/15/36 ................. 1,174 1,016,864
3.80%,  11/15/37 ................. 1,842 1,561,184
6.50%,  04/15/38 ................. 987 1,076,939
6.13%,  07/08/39 ................. 988 1,044,710
3.60%,  04/01/40 ................. 2,569 2,041,743
5.38%,  07/15/40 ................. 2,120 2,074,793
3.65%,  03/25/41 ................. 1,949 1,543,687
4.50%,  07/08/44 ................. 1,071 917,139
4.13%,  05/15/45 ................. 1,958 1,576,231
4.00%,  07/15/46 ................. 2,676 2,098,804
4.00%,  11/15/47 ................. 2,060 1,601,768
3.60%,  04/01/50 ................. 4,550 3,279,015
3.95%,  03/25/51 ................. 3,209 2,445,931
6.90%,  11/09/52 ................. 2,415 2,776,165
5.55%,  02/06/53 ................. 2,213 2,161,646
5.38%,  09/27/54 ................. 2,285 2,174,271
4.38%,  05/15/55 ................. 1,105 891,867
3.85%,  04/01/60 ................. 3,340 2,368,310
4.10%,  03/25/61 ................. 1,423 1,055,585
5.50%,  09/27/64 ................. 2,425 2,288,353
PTC, Inc., 4.00%,  02/15/28
(c)
.......... 464 443,632
Rackspace Finance LLC, 3.50%,  05/15/28
(c)
. 331 197,163
RingCentral, Inc., 8.50%,  08/15/30
(c)
...... 395 417,452
Rocket Software, Inc.
(c)
9.00%,  11/28/28 ................. 800 833,550
6.50%,  02/15/29 ................. 590 550,594
Roper Technologies, Inc.
3.85%,  12/15/25 ................. 279 276,223
3.80%,  12/15/26 ................. 1,079 1,063,018
1.40%,  09/15/27 ................. 800 735,069
4.20%,  09/15/28 ................. 521 512,179
2.95%,  09/15/29 ................. 1,298 1,192,322
4.50%,  10/15/29 ................. 720 709,107

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
122
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
2.00%,  06/30/30 ................. USD 802 $ 686,061
1.75%,  02/15/31 ................. 1,156 955,347
4.75%,  02/15/32 ................. 895 880,298
4.90%,  10/15/34 ................. 900 878,145
Salesforce, Inc.
3.70%,  04/11/28 ................. 1,914 1,870,617
1.50%,  07/15/28 ................. 1,100 992,026
1.95%,  07/15/31 ................. 930 786,843
2.70%,  07/15/41 ................. 1,440 1,040,663
2.90%,  07/15/51 ................. 1,395 923,245
3.05%,  07/15/61 ................. 1,210 769,277
ServiceNow, Inc., 1.40%,  09/01/30 ....... 2,005 1,674,612
SS&C Technologies, Inc.
(c)
5.50%,  09/30/27 ................. 1,973 1,964,976
6.50%,  06/01/32 ................. 735 747,532
UKG, Inc., 6.88%,  02/01/31
(c)
.......... 2,529 2,591,194
Veritas US, Inc., 7.50%,  09/01/25
(c)
....... 1,067 1,015,021
VMware LLC
1.40%,  08/15/26 ................. 745 702,311
4.65%,  05/15/27 ................. 628 626,161
3.90%,  08/21/27 ................. 1,657 1,618,924
1.80%,  08/15/28 ................. 1,005 899,942
4.70%,  05/15/30 ................. 1,136 1,115,649
2.20%,  08/15/31 ................. 1,145 954,317
Workday, Inc.
3.50%,  04/01/27 ................. 825 804,046
3.70%,  04/01/29 ................. 860 824,081
3.80%,  04/01/32 ................. 630 581,668
ZoomInfo Technologies LLC, 3.88%,  02/01/29
(c)
650 592,358
184,731,572
Specialized REITs — 0.3%
American Tower Corp.
4.40%,  02/15/26 ................. 838 833,830
1.60%,  04/15/26 ................. 645 615,887
1.45%,  09/15/26 ................. 730 687,572
3.38%,  10/15/26 ................. 1,185 1,156,025
2.75%,  01/15/27 ................. 790 757,000
3.13%,  01/15/27 ................. 712 687,274
3.65%,  03/15/27 ................. 675 658,188
3.55%,  07/15/27 ................. 919 889,947
3.60%,  01/15/28 ................. 864 832,281
1.50%,  01/31/28 ................. 865 779,906
5.50%,  03/15/28 ................. 801 815,895
5.25%,  07/15/28 ................. 645 652,538
5.80%,  11/15/28 ................. 885 912,917
5.20%,  02/15/29 ................. 405 409,380
3.95%,  03/15/29 ................. 562 540,454
3.80%,  08/15/29 ................. 1,452 1,381,750
2.90%,  01/15/30 ................. 909 822,930
2.10%,  06/15/30 ................. 981 842,237
1.88%,  10/15/30 ................. 862 724,052
2.70%,  04/15/31 ................. 810 704,691
2.30%,  09/15/31 ................. 795 666,260
4.05%,  03/15/32
(d)
................ 609 569,018
5.65%,  03/15/33 ................. 880 901,094
5.55%,  07/15/33 ................. 940 956,486
5.90%,  11/15/33 ................. 870 906,140
5.45%,  02/15/34 ................. 745 753,890
3.70%,  10/15/49 ................. 501 371,738
3.10%,  06/15/50 ................. 1,187 790,326
2.95%,  01/15/51 ................. 1,065 687,057
Crown Castle, Inc.
4.45%,  02/15/26 ................. 718 714,441
3.70%,  06/15/26 ................. 952 934,844
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
1.05%,  07/15/26 ................. USD 1,055 $ 990,441
4.00%,  03/01/27 ................. 757 743,336
2.90%,  03/15/27 ................. 645 617,281
3.65%,  09/01/27 ................. 1,469 1,421,613
5.00%,  01/11/28 ................. 1,155 1,156,342
3.80%,  02/15/28 ................. 1,122 1,083,996
4.80%,  09/01/28 ................. 875 870,177
4.30%,  02/15/29 ................. 550 534,679
5.60%,  06/01/29 ................. 1,085 1,112,740
4.90%,  09/01/29 ................. 1,870 1,855,166
3.10%,  11/15/29 ................. 687 627,761
3.30%,  07/01/30 ................. 802 731,212
2.25%,  01/15/31 ................. 875 739,659
2.10%,  04/01/31 ................. 927 771,831
2.50%,  07/15/31 ................. 770 651,721
5.10%,  05/01/33 ................. 1,005 990,980
5.80%,  03/01/34 ................. 1,555 1,597,355
5.20%,  09/01/34 ................. 1,320 1,294,540
2.90%,  04/01/41 ................. 940 668,699
4.75%,  05/15/47 ................. 359 310,366
5.20%,  02/15/49 ................. 404 373,574
4.00%,  11/15/49 ................. 350 271,575
4.15%,  07/01/50 ................. 515 407,588
3.25%,  01/15/51 ................. 946 640,953
CubeSmart LP
4.00%,  11/15/25 ................. 280 276,830
3.13%,  09/01/26 ................. 795 771,038
2.25%,  12/15/28 ................. 905 817,284
4.38%,  02/15/29 ................. 77 75,007
3.00%,  02/15/30 ................. 135 121,994
2.00%,  02/15/31
(d)
................ 120 100,084
2.50%,  02/15/32 ................. 660 555,907
EPR Properties
4.75%,  12/15/26 ................. 310 307,102
4.50%,  06/01/27 ................. 785 769,540
4.95%,  04/15/28 ................. 520 511,259
3.75%,  08/15/29 ................. 560 515,543
3.60%,  11/15/31 ................. 385 338,317
Equinix, Inc.
1.45%,  05/15/26 ................. 1,095 1,043,656
2.90%,  11/18/26 ................. 786 759,357
1.80%,  07/15/27 ................. 980 908,627
1.55%,  03/15/28 ................. 600 540,942
2.00%,  05/15/28 ................. 529 480,638
3.20%,  11/18/29 ................. 1,126 1,039,782
2.15%,  07/15/30 ................. 1,163 1,003,413
2.50%,  05/15/31 ................. 455 391,801
3.90%,  04/15/32
(d)
................ 690 643,830
3.00%,  07/15/50 ................. 862 565,485
2.95%,  09/15/51 ................. 930 589,382
3.40%,  02/15/52 ................. 460 320,090
Extra Space Storage LP
3.50%,  07/01/26 ................. 696 682,007
3.88%,  12/15/27 ................. 715 696,870
5.70%,  04/01/28 ................. 409 419,054
3.90%,  04/01/29 ................. 65 62,239
4.00%,  06/15/29 ................. 338 325,155
5.50%,  07/01/30 ................. 630 643,407
2.20%,  10/15/30 ................. 515 440,248
5.90%,  01/15/31 ................. 305 316,028
2.55%,  06/01/31 ................. 430 366,402
2.40%,  10/15/31 ................. 620 518,664
2.35%,  03/15/32 ................. 785 646,619
5.40%,  02/01/34 ................. 585 585,208
5.35%,  01/15/35 ................. 260 258,129

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
123
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Iron Mountain, Inc.
(c)
4.88%,  09/15/27 ................. USD 1,007 $ 988,478
5.25%,  03/15/28 ................. 850 834,527
5.00%,  07/15/28 ................. 500 487,140
7.00%,  02/15/29 ................. 1,000 1,028,269
4.88%,  09/15/29 ................. 1,005 966,995
5.25%,  07/15/30 ................. 1,270 1,228,214
4.50%,  02/15/31 ................. 1,095 1,016,939
5.63%,  07/15/32 ................. 555 538,288
Public Storage Operating Co.
0.88%,  02/15/26 ................. 495 472,275
1.50%,  11/09/26 ................. 795 750,089
3.09%,  09/15/27 ................. 810 779,978
1.85%,  05/01/28 ................. 760 693,644
1.95%,  11/09/28
(d)
................ 590 532,669
5.13%,  01/15/29 ................. 985 1,005,103
3.39%,  05/01/29 ................. 1,325 1,258,061
2.30%,  05/01/31 ................. 605 523,177
2.25%,  11/09/31 ................. 955 808,784
5.10%,  08/01/33 ................. 615 617,647
5.35%,  08/01/53 ................. 1,010 991,897
SBA Communications Corp.
3.88%,  02/15/27 ................. 1,500 1,451,881
3.13%,  02/01/29 ................. 1,515 1,378,594
Weyerhaeuser Co.
4.75%,  05/15/26 ................. 730 729,679
6.95%,  10/01/27 ................. 237 250,737
4.00%,  11/15/29 ................. 783 751,181
4.00%,  04/15/30 ................. 893 854,982
7.38%,  03/15/32 ................. 746 844,230
3.38%,  03/09/33 ................. 225 199,283
4.00%,  03/09/52 ................. 525 409,275
86,218,587
Specialty Retail — 0.4%
Academy Ltd., 6.00%,  11/15/27
(c)
........ 390 388,862
Advance Auto Parts, Inc.
5.90%,  03/09/26 ................. 295 296,992
1.75%,  10/01/27 ................. 380 338,586
5.95%,  03/09/28
(d)
................ 315 317,568
3.90%,  04/15/30
(d)
................ 503 447,230
3.50%,  03/15/32 ................. 330 271,428
Arko Corp., 5.13%,  11/15/29
(c)(d)
......... 455 419,444
Asbury Automotive Group, Inc.
4.50%,  03/01/28 ................. 361 348,787
4.63%,  11/15/29
(c)
................ 810 758,491
4.75%,  03/01/30 ................. 443 415,500
5.00%,  02/15/32
(c)
................ 605 556,842
At Home Group, Inc.
(c)
4.88%,  07/15/28 ................. 200 85,409
7.13%,  07/15/29 ................. 370 117,898
AutoNation, Inc.
3.80%,  11/15/27 ................. 570 549,436
1.95%,  08/01/28 ................. 421 374,214
4.75%,  06/01/30 ................. 636 619,866
2.40%,  08/01/31 ................. 740 612,155
3.85%,  03/01/32 ................. 565 507,380
AutoZone, Inc.
3.13%,  04/21/26 ................. 738 720,652
5.05%,  07/15/26 ................. 455 458,348
3.75%,  06/01/27 ................. 503 492,027
4.50%,  02/01/28 ................. 455 452,194
6.25%,  11/01/28 ................. 350 368,223
3.75%,  04/18/29 ................. 405 387,175
5.10%,  07/15/29 ................. 450 453,938
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.00%,  04/15/30 ................. USD 843 $ 807,320
1.65%,  01/15/31 ................. 883 729,680
4.75%,  08/01/32 ................. 785 765,049
4.75%,  02/01/33 ................. 575 559,413
5.20%,  08/01/33 ................. 345 344,252
6.55%,  11/01/33 ................. 720 782,623
5.40%,  07/15/34 ................. 655 659,545
Bath & Body Works, Inc.
9.38%,  07/01/25
(c)
................ 210 215,234
6.69%,  01/15/27
(d)
................ 300 307,281
5.25%,  02/01/28 ................. 430 424,183
7.50%,  06/15/29 ................. 465 480,597
6.63%,  10/01/30
(c)
................ 870 871,537
6.95%,  03/01/33 ................. 305 302,389
6.88%,  11/01/35 ................. 806 817,748
6.75%,  07/01/36 ................. 581 582,505
7.60%,  07/15/37 ................. 210 207,313
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(c)(h)
.. 405 395,003
Best Buy Co., Inc.
4.45%,  10/01/28 ................. 571 564,321
1.95%,  10/01/30 ................. 865 735,268
Carvana Co.
(c)(h)
9.00%, (9.00% Cash or 12.00% PIK),
12/01/28 ..................... 1,014 1,046,665
11.00%, (11.00% Cash or 13.00% PIK),
06/01/30 ..................... 1,668 1,774,423
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 1,992 2,321,783
Cougar JV Subsidiary LLC, 8.00%,  05/15/32
(c)
640 668,837
Dick's Sporting Goods, Inc.
3.15%,  01/15/32
(d)
................ 580 508,781
4.10%,  01/15/52 ................. 985 723,415
eG Global Finance plc, 12.00%,  11/30/28
(c)
.. 1,105 1,228,177
Evergreen Acqco 1 LP, 9.75%,  04/26/28
(c)
... 392 412,611
Foot Locker, Inc., 4.00%,  10/01/29
(c)(d)
..... 405 348,827
Gap, Inc. (The)
(c)
3.63%,  10/01/29 ................. 755 677,437
3.88%,  10/01/31 ................. 760 653,179
Global Auto Holdings Ltd.
(c)
8.38%,  01/15/29 ................. 525 492,054
8.75%,  01/15/32 ................. 560 510,975
Group 1 Automotive, Inc.
(c)
4.00%,  08/15/28 ................. 770 721,578
6.38%,  01/15/30 ................. 495 496,985
Guitar Center, Inc., 8.50%,  01/15/26
(c)
..... 565 481,886
GYP Holdings III Corp., 4.63%,  05/01/29
(c)
.. 357 337,511
Home Depot, Inc. (The)
3.00%,  04/01/26 ................. 570 558,670
5.15%,  06/25/26 ................. 1,045 1,057,442
2.13%,  09/15/26 ................. 535 513,486
4.95%,  09/30/26 ................. 800 808,162
2.50%,  04/15/27 ................. 1,405 1,343,795
2.88%,  04/15/27 ................. 1,235 1,192,479
4.88%,  06/25/27 ................. 1,005 1,017,382
2.80%,  09/14/27 ................. 1,473 1,411,484
0.90%,  03/15/28 ................. 920 820,528
1.50%,  09/15/28 ................. 1,055 943,997
3.90%,  12/06/28 ................. 1,135 1,110,356
4.90%,  04/15/29 ................. 485 491,307
2.95%,  06/15/29 ................. 2,308 2,152,400
4.75%,  06/25/29 ................. 1,365 1,374,494
2.70%,  04/15/30 ................. 1,463 1,324,616
1.38%,  03/15/31 ................. 1,385 1,132,166
4.85%,  06/25/31 ................. 1,030 1,035,089

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
124
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.88%,  09/15/31 ................. USD 860 $ 718,008
3.25%,  04/15/32 ................. 1,960 1,769,993
4.50%,  09/15/32 ................. 825 813,588
4.95%,  06/25/34 ................. 1,510 1,511,779
5.88%,  12/16/36 ................. 3,259 3,489,676
3.30%,  04/15/40 ................. 1,276 1,013,892
5.40%,  09/15/40 ................. 548 554,604
5.95%,  04/01/41 ................. 642 687,454
4.20%,  04/01/43 ................. 922 797,697
4.88%,  02/15/44 ................. 1,028 968,326
4.40%,  03/15/45 ................. 931 819,782
4.25%,  04/01/46 ................. 1,444 1,238,954
3.90%,  06/15/47 ................. 1,163 938,538
4.50%,  12/06/48 ................. 1,453 1,285,670
3.13%,  12/15/49 ................. 1,335 927,584
3.35%,  04/15/50 ................. 1,336 965,796
2.38%,  03/15/51 ................. 1,428 838,539
2.75%,  09/15/51
(d)
................ 1,168 742,106
3.63%,  04/15/52 ................. 1,470 1,110,073
4.95%,  09/15/52 ................. 1,080 1,015,370
5.30%,  06/25/54 ................. 1,390 1,380,189
3.50%,  09/15/56 ................. 825 598,221
5.40%,  06/25/64 ................. 145 144,572
InRetail Consumer, 3.25%,  03/22/28
(e)
..... 600 555,805
JMH Co. Ltd.
(e)
2.50%,  04/09/31 ................. 800 686,403
2.88%,  04/09/36 ................. 400 319,746
Ken Garff Automotive LLC, 4.88%,  09/15/28
(c)
395 382,923
LBM Acquisition LLC, 6.25%,  01/15/29
(c)
... 840 776,051
LCM Investments Holdings II LLC
(c)
4.88%,  05/01/29 ................. 1,002 946,579
8.25%,  08/01/31 ................. 775 810,411
Lithia Motors, Inc.
(c)
4.63%,  12/15/27 ................. 405 392,881
3.88%,  06/01/29 ................. 730 669,723
4.38%,  01/15/31 ................. 505 462,083
Lowe's Cos., Inc.
4.80%,  04/01/26 ................. 485 486,086
2.50%,  04/15/26 ................. 1,862 1,810,237
3.35%,  04/01/27 ................. 605 587,540
3.10%,  05/03/27 ................. 1,333 1,286,708
1.30%,  04/15/28 ................. 1,180 1,053,545
1.70%,  09/15/28 ................. 1,320 1,181,121
6.50%,  03/15/29 ................. 790 846,671
3.65%,  04/05/29 ................. 1,598 1,527,821
4.50%,  04/15/30 ................. 1,408 1,388,475
1.70%,  10/15/30 ................. 1,340 1,122,098
2.63%,  04/01/31 ................. 970 849,800
3.75%,  04/01/32
(d)
................ 1,885 1,743,685
5.00%,  04/15/33
(d)
................ 1,280 1,278,282
5.15%,  07/01/33
(d)
................ 510 515,793
5.50%,  10/15/35 ................. 165 169,673
5.00%,  04/15/40 ................. 543 521,483
2.80%,  09/15/41 ................. 1,080 759,398
4.65%,  04/15/42 ................. 460 413,102
4.38%,  09/15/45 ................. 555 468,520
3.70%,  04/15/46 ................. 1,250 945,940
4.05%,  05/03/47 ................. 1,598 1,272,327
4.55%,  04/05/49 ................. 650 552,689
5.13%,  04/15/50 ................. 673 628,722
3.00%,  10/15/50 ................. 1,604 1,032,105
3.50%,  04/01/51 ................. 655 462,043
4.25%,  04/01/52 ................. 1,520 1,222,754
5.63%,  04/15/53 ................. 1,490 1,473,379
5.75%,  07/01/53 ................. 375 377,451
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.45%,  04/01/62 ................. USD 1,197 $ 955,158
5.80%,  09/15/62 ................. 850 849,827
5.85%,  04/01/63 ................. 465 468,072
Michaels Cos., Inc. (The)
(c)
5.25%,  05/01/28 ................. 870 628,955
7.88%,  05/01/29 ................. 1,151 613,582
Murphy Oil USA, Inc.
5.63%,  05/01/27
(d)
................ 295 295,728
4.75%,  09/15/29 ................. 500 477,650
3.75%,  02/15/31
(c)
................ 546 484,617
O'Reilly Automotive, Inc.
3.55%,  03/15/26 ................. 135 132,838
5.75%,  11/20/26 ................. 325 331,525
3.60%,  09/01/27 ................. 1,146 1,113,965
4.35%,  06/01/28 ................. 215 212,440
3.90%,  06/01/29 ................. 734 708,427
4.20%,  04/01/30 ................. 470 454,084
1.75%,  03/15/31 ................. 555 458,236
4.70%,  06/15/32 ................. 850 830,893
5.00%,  08/19/34 ................. 690 675,246
Park River Holdings, Inc.
(c)
5.63%,  02/01/29 ................. 385 336,502
6.75%,  08/01/29 ................. 355 317,471
Penske Automotive Group, Inc.,
3.75%,  06/15/29 ................ 490 447,494
PetSmart, Inc.
(c)
4.75%,  02/15/28 ................. 1,210 1,150,408
7.75%,  02/15/29 ................. 1,150 1,116,916
Ross Stores, Inc.
0.88%,  04/15/26 ................. 837 792,545
1.88%,  04/15/31 ................. 475 396,089
Sally Holdings LLC, 6.75%,  03/01/32
(d)
.... 600 607,995
Sonic Automotive, Inc.
(c)
4.63%,  11/15/29 ................. 604 554,516
4.88%,  11/15/31 ................. 505 453,378
Specialty Building Products Holdings LLC,
7.75%,  10/15/29
(c)
............... 515 524,921
Staples, Inc.
(c)
10.75%,  09/01/29 ................. 2,435 2,356,607
12.75%,  01/15/30
(d)
............... 831 661,652
TJX Cos., Inc. (The)
2.25%,  09/15/26 ................. 680 654,473
1.15%,  05/15/28 ................. 730 652,470
3.88%,  04/15/30 ................. 737 708,973
1.60%,  05/15/31 ................. 355 293,215
4.50%,  04/15/50 ................. 665 599,927
Tractor Supply Co.
1.75%,  11/01/30 ................. 450 376,229
5.25%,  05/15/33 ................. 245 246,583
Upbound Group, Inc., 6.38%,  02/15/29
(c)
... 460 437,606
Valvoline, Inc., 3.63%,  06/15/31
(c)
........ 535 463,848
Victoria's Secret & Co., 4.63%,  07/15/29
(c)(d)
. 600 528,119
Victra Holdings LLC, 8.75%,  09/15/29
(c)
.... 450 469,787
White Cap Buyer LLC, 6.88%,  10/15/28
(c)(d)
.. 630 632,751
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(d)(h)
........... 320 320,095
Zhongsheng Group Holdings Ltd.,
5.98%,  01/30/28
(e)
............... 600 590,714
135,695,874
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
0.70%,  02/08/26 ................. 1,840 1,756,485
3.25%,  02/23/26 ................. 3,090 3,047,688
4.42%,  05/08/26 ................. 40 40,009

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
125
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.45%,  08/04/26 ................. USD 2,296 $ 2,223,223
2.05%,  09/11/26 ................. 1,710 1,640,371
3.35%,  02/09/27 ................. 2,285 2,238,236
3.20%,  05/11/27 ................. 2,204 2,145,733
3.00%,  06/20/27 ................. 1,362 1,319,037
2.90%,  09/12/27 ................. 1,801 1,733,530
3.00%,  11/13/27 ................. 1,434 1,380,970
1.20%,  02/08/28 ................. 2,367 2,143,491
4.00%,  05/10/28 ................. 1,045 1,035,994
1.40%,  08/05/28 ................. 1,860 1,670,916
3.25%,  08/08/29 ................. 1,475 1,403,783
2.20%,  09/11/29 ................. 1,886 1,706,493
4.15%,  05/10/30 ................. 540 537,044
1.65%,  05/11/30 ................. 1,797 1,548,640
1.25%,  08/20/30 ................. 1,616 1,358,132
1.65%,  02/08/31 ................. 2,730 2,317,918
1.70%,  08/05/31 ................. 778 654,555
3.35%,  08/08/32
(d)
................ 1,075 994,999
4.30%,  05/10/33 ................. 980 975,116
4.50%,  02/23/36 ................. 1,835 1,814,381
2.38%,  02/08/41 ................. 1,448 1,025,426
3.85%,  05/04/43 ................. 2,793 2,380,695
4.45%,  05/06/44
(d)
................ 1,012 950,573
3.45%,  02/09/45 ................. 2,254 1,780,257
4.38%,  05/13/45 ................. 1,729 1,561,610
4.65%,  02/23/46 ................. 3,502 3,291,930
3.85%,  08/04/46 ................. 2,046 1,695,295
4.25%,  02/09/47 ................. 1,353 1,196,291
3.75%,  09/12/47 ................. 937 759,095
3.75%,  11/13/47 ................. 738 598,088
2.95%,  09/11/49 ................. 1,595 1,103,921
2.65%,  05/11/50 ................. 2,193 1,421,709
2.40%,  08/20/50 ................. 1,252 771,094
2.65%,  02/08/51 ................. 2,525 1,622,282
2.70%,  08/05/51 ................. 1,705 1,102,704
3.95%,  08/08/52 ................. 1,550 1,282,896
4.85%,  05/10/53
(d)
................ 1,060 1,036,070
2.55%,  08/20/60 ................. 1,400 859,595
2.80%,  02/08/61 ................. 1,685 1,045,973
2.85%,  08/05/61 ................. 1,455 917,743
4.10%,  08/08/62 ................. 1,300 1,076,622
Dell International LLC
6.02%,  06/15/26 ................. 717 728,869
4.90%,  10/01/26 ................. 1,084 1,086,976
6.10%,  07/15/27 ................. 546 564,946
5.25%,  02/01/28 ................. 655 665,175
5.30%,  10/01/29 ................. 1,638 1,664,624
4.35%,  02/01/30 ................. 395 383,785
6.20%,  07/15/30 ................. 853 903,513
5.75%,  02/01/33
(d)
................ 425 441,806
5.40%,  04/15/34 ................. 555 561,361
4.85%,  02/01/35 ................. 775 743,986
8.10%,  07/15/36 ................. 1,099 1,326,819
3.38%,  12/15/41 ................. 1,175 881,092
8.35%,  07/15/46 ................. 641 834,087
3.45%,  12/15/51
(d)
................ 1,069 745,133
Dell, Inc.
7.10%,  04/15/28 ................. 285 305,101
6.50%,  04/15/38 ................. 580 618,571
Hewlett Packard Enterprise Co.
(j)
1.75%,  04/01/26 ................. 523 501,014
4.45%,  09/25/26 ................. 1,085 1,080,156
4.40%,  09/25/27 ................. 1,290 1,279,198
5.25%,  07/01/28 ................. 855 865,480
4.55%,  10/15/29 ................. 1,310 1,285,194
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.85%,  10/15/31 ................. USD 1,100 $ 1,078,270
5.00%,  10/15/34 ................. 1,820 1,765,122
6.20%,  10/15/35 ................. 974 1,036,422
6.35%,  10/15/45 ................. 1,700 1,808,344
5.60%,  10/15/54 ................. 525 504,981
HP, Inc.
1.45%,  06/17/26 ................. 530 502,448
3.00%,  06/17/27 ................. 1,494 1,432,341
4.75%,  01/15/28
(d)
................ 1,240 1,242,700
4.00%,  04/15/29 ................. 735 709,053
3.40%,  06/17/30 ................. 80 73,915
2.65%,  06/17/31 ................. 1,937 1,671,542
4.20%,  04/15/32 ................. 250 236,287
5.50%,  01/15/33
(d)
................ 735 751,046
6.00%,  09/15/41 ................. 1,485 1,534,768
Lenovo Group Ltd.
(e)
5.83%,  01/27/28 ................. 600 610,970
3.42%,  11/02/30
(d)
................ 1,200 1,088,146
6.54%,  07/27/32 ................. 600 646,292
NetApp, Inc.
2.38%,  06/22/27
(d)
................ 575 543,240
2.70%,  06/22/30 ................. 742 657,386
Seagate HDD Cayman
4.88%,  06/01/27 ................. 469 463,108
4.09%,  06/01/29 ................. 465 438,537
3.13%,  07/15/29 ................. 200 174,907
8.25%,  12/15/29 ................. 432 464,547
4.13%,  01/15/31 ................. 275 247,343
8.50%,  07/15/31 ................. 502 540,905
9.63%,  12/01/32 ................. 735 837,866
5.75%,  12/01/34 ................. 494 486,046
Teledyne FLIR LLC, 2.50%,  08/01/30 ..... 470 413,060
Western Digital Corp.
4.75%,  02/15/26 ................. 2,264 2,235,797
2.85%,  02/01/29 ................. 1,005 889,636
3.10%,  02/01/32 ................. 825 689,333
Xerox Corp.
4.80%,  03/01/35 ................. 260 150,567
6.75%,  12/15/39 ................. 361 242,373
Xerox Holdings Corp.
(c)
5.00%,  08/15/25 ................. 244 240,448
5.50%,  08/15/28 ................. 755 620,126
8.88%,  11/30/29 ................. 500 435,509
108,096,880
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(c)
4.25%,  03/15/29 ................. 346 317,167
4.13%,  08/15/31
(d)
................ 355 310,927
Hanesbrands, Inc.
(c)
4.88%,  05/15/26 ................. 920 909,355
9.00%,  02/15/31
(d)
................ 550 590,377
Kontoor Brands, Inc., 4.13%,  11/15/29
(c)
.... 401 373,359
Levi Strauss & Co., 3.50%,  03/01/31
(c)
..... 515 453,669
NIKE, Inc.
2.38%,  11/01/26 ................. 1,680 1,615,937
2.75%,  03/27/27 ................. 942 907,178
2.85%,  03/27/30 ................. 1,352 1,237,746
3.25%,  03/27/40 ................. 1,425 1,128,605
3.63%,  05/01/43 ................. 662 535,739
3.88%,  11/01/45 ................. 1,360 1,107,918
3.38%,  11/01/46 ................. 550 410,283
3.38%,  03/27/50 ................. 1,267 930,015
Ralph Lauren Corp., 2.95%,  06/15/30 ..... 457 416,030
S&S Holdings LLC, 8.38%,  10/01/31
(c)
..... 605 606,678

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
126
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
7.05%,  11/27/25 ................. USD 405 $ 410,602
7.00%,  11/27/26 ................. 695 709,748
4.13%,  07/15/27 ................. 534 519,830
7.35%,  11/27/28 ................. 1,085 1,106,421
7.70%,  11/27/30 ................. 955 973,821
3.05%,  03/15/32
(d)
................ 435 367,206
7.85%,  11/27/33 ................. 1,275 1,301,700
Under Armour, Inc., 3.25%,  06/15/26 ...... 605 581,638
VF Corp.
2.80%,  04/23/27 ................. 541 510,017
2.95%,  04/23/30 ................. 870 750,815
6.00%,  10/15/33
(d)
................ 280 279,951
6.45%,  11/01/37 ................. 290 295,170
William Carter Co. (The), 5.63%,  03/15/27
(c)
. 481 478,468
Wolverine World Wide, Inc., 4.00%,  08/15/29
(c)
515 440,301
20,576,671
Tobacco — 0.3%
Altria Group, Inc.
4.40%,  02/14/26 ................. 723 719,435
2.63%,  09/16/26 ................. 964 928,663
6.20%,  11/01/28 ................. 515 538,672
4.80%,  02/14/29 ................. 1,945 1,933,410
3.40%,  05/06/30 ................. 1,257 1,159,384
2.45%,  02/04/32 ................. 1,365 1,133,444
6.88%,  11/01/33 ................. 500 549,138
5.80%,  02/14/39 ................. 2,012 2,043,814
3.40%,  02/04/41 ................. 1,385 1,031,809
4.25%,  08/09/42 ................. 1,147 941,411
4.50%,  05/02/43 ................. 792 667,046
5.38%,  01/31/44 ................. 1,432 1,386,859
3.88%,  09/16/46 ................. 1,588 1,183,329
5.95%,  02/14/49 ................. 2,113 2,126,315
4.45%,  05/06/50 ................. 612 490,682
3.70%,  02/04/51 ................. 1,362 956,763
4.00%,  02/04/61
(d)
................ 553 404,023
BAT Capital Corp.
3.22%,  09/06/26 ................. 796 773,885
4.70%,  04/02/27 ................. 1,312 1,309,033
3.56%,  08/15/27 ................. 1,071 1,038,006
2.26%,  03/25/28 ................. 1,658 1,521,083
3.46%,  09/06/29 ................. 880 822,543
4.91%,  04/02/30 ................. 1,244 1,231,032
6.34%,  08/02/30 ................. 860 907,183
5.83%,  02/20/31 ................. 660 680,611
2.73%,  03/25/31 ................. 1,169 1,018,536
4.74%,  03/16/32 ................. 815 790,362
7.75%,  10/19/32 ................. 375 430,280
6.42%,  08/02/33 ................. 1,535 1,633,391
6.00%,  02/20/34 ................. 830 857,662
4.39%,  08/15/37 ................. 2,621 2,282,907
3.73%,  09/25/40 ................. 325 248,264
7.08%,  08/02/43 ................. 680 741,361
4.54%,  08/15/47 ................. 1,898 1,516,877
4.76%,  09/06/49 ................. 1,007 825,773
5.28%,  04/02/50 ................. 477 428,028
3.98%,  09/25/50 ................. 170 123,357
5.65%,  03/16/52 ................. 925 856,502
7.08%,  08/02/53 ................. 1,125 1,246,107
BAT International Finance plc
1.67%,  03/25/26 ................. 1,404 1,344,406
4.45%,  03/16/28 ................. 1,121 1,105,810
5.93%,  02/02/29 ................. 1,370 1,418,003
Security
Par (000)
Par (000) Value
Tobacco (continued)
Imperial Brands Finance plc
(c)
3.50%,  07/26/26 ................. USD 880 $ 857,182
6.13%,  07/27/27 ................. 675 693,225
3.88%,  07/26/29 ................. 1,065 1,007,428
5.50%,  02/01/30 ................. 630 636,587
5.88%,  07/01/34 ................. 1,630 1,643,689
JT International Financial Services BV
2.25%,  09/14/31
(e)
................ 400 333,013
6.88%,  10/24/32
(c)
................ 400 441,585
Philip Morris International, Inc.
5.00%,  11/17/25 ................. 910 914,465
4.88%,  02/13/26 ................. 1,110 1,113,626
2.75%,  02/25/26 ................. 595 580,685
0.88%,  05/01/26 ................. 1,063 1,005,819
4.75%,  02/12/27 ................. 920 923,101
3.13%,  08/17/27 ................. 525 507,062
4.38%,  11/01/27 ................. 600 596,175
5.13%,  11/17/27 ................. 1,134 1,149,719
4.88%,  02/15/28 ................. 1,920 1,930,565
3.13%,  03/02/28 ................. 505 480,799
5.25%,  09/07/28 ................. 810 825,382
4.88%,  02/13/29 ................. 1,405 1,409,299
3.38%,  08/15/29
(d)
................ 1,125 1,059,796
4.63%,  11/01/29 ................. 600 595,494
5.63%,  11/17/29 ................. 998 1,033,376
5.13%,  02/15/30 ................. 1,725 1,744,965
2.10%,  05/01/30 ................. 760 659,410
5.50%,  09/07/30 ................. 990 1,018,897
1.75%,  11/01/30 ................. 946 791,026
5.13%,  02/13/31 ................. 855 862,989
4.75%,  11/01/31 ................. 600 590,185
5.75%,  11/17/32 ................. 1,470 1,531,787
5.38%,  02/15/33 ................. 2,675 2,710,878
5.63%,  09/07/33 ................. 785 807,582
5.25%,  02/13/34 ................. 1,700 1,705,955
4.90%,  11/01/34 ................. 600 585,469
6.38%,  05/16/38 ................. 1,241 1,361,167
4.38%,  11/15/41 ................. 743 645,708
4.50%,  03/20/42 ................. 479 422,270
3.88%,  08/21/42 ................. 1,318 1,064,210
4.13%,  03/04/43 ................. 716 596,530
4.88%,  11/15/43 ................. 833 769,202
4.25%,  11/10/44 ................. 1,310 1,098,923
Reynolds American, Inc.
5.70%,  08/15/35 ................. 686 692,367
7.25%,  06/15/37 ................. 381 424,399
6.15%,  09/15/43 ................. 708 707,427
5.85%,  08/15/45 ................. 2,225 2,147,127
Turning Point Brands, Inc., 5.63%,  02/15/26
(c)
230 229,026
Vector Group Ltd., 10.50%,  11/01/26
(c)
..... 420 420,000
86,670,770
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%,  01/15/26 ................. 1,315 1,283,881
3.75%,  06/01/26 ................. 900 884,602
5.30%,  06/25/26 ................. 325 327,732
1.88%,  08/15/26 ................. 570 541,599
2.20%,  01/15/27 ................. 655 619,319
3.63%,  04/01/27
(d)
................ 858 836,721
3.63%,  12/01/27 ................. 1,543 1,488,912
5.85%,  12/15/27 ................. 139 143,041
5.30%,  02/01/28 ................. 640 648,725
2.10%,  09/01/28 ................. 545 490,542
4.63%,  10/01/28 ................. 580 573,678

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
127
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.10%,  03/01/29 ................. USD 375 $ 377,179
3.25%,  10/01/29 ................. 743 685,965
3.00%,  02/01/30 ................. 707 638,260
3.13%,  12/01/30 ................. 865 773,824
5.20%,  07/15/31 ................. 325 323,516
2.88%,  01/15/32 ................. 680 583,308
Aircastle Ltd.
4.25%,  06/15/26 ................. 564 556,620
2.85%,  01/26/28
(c)
................ 305 282,991
6.50%,  07/18/28
(c)
................ 765 792,915
5.95%,  02/15/29
(c)
................ 740 755,719
5.75%,  10/01/31
(c)
................ 470 474,905
Alta Equipment Group, Inc., 9.00%,  06/01/29
(c)
500 444,330
Aviation Capital Group LLC
(c)
1.95%,  01/30/26 ................. 465 446,585
1.95%,  09/20/26 ................. 1,240 1,171,037
3.50%,  11/01/27 ................. 906 863,021
6.25%,  04/15/28 ................. 680 701,359
6.75%,  10/25/28 ................. 895 941,174
5.38%,  07/15/29 ................. 505 508,176
6.38%,  07/15/30 ................. 307 322,192
Beacon Roofing Supply, Inc.
(c)
4.50%,  11/15/26 ................. 320 313,446
4.13%,  05/15/29
(d)
................ 342 317,697
6.50%,  08/01/30 ................. 570 579,432
BlueLinx Holdings, Inc., 6.00%,  11/15/29
(c)
.. 310 299,544
BOC Aviation Ltd.
1.75%,  01/21/26
(e)
................ 400 385,120
3.88%,  04/27/26
(e)
................ 650 640,492
3.50%,  09/18/27
(e)
................ 800 771,545
4.50%,  05/23/28
(e)
................ 600 591,798
3.00%,  09/11/29
(c)
................ 400 367,081
2.63%,  09/17/30
(c)
................ 800 709,549
Boise Cascade Co., 4.88%,  07/01/30
(c)
.... 380 360,652
EquipmentShare.com, Inc.
(c)
9.00%,  05/15/28 ................. 1,030 1,065,463
8.63%,  05/15/32 ................. 615 634,703
8.00%,  03/15/33 ................. 510 516,296
Fortress Transportation & Infrastructure
Investors LLC
(c)
5.50%,  05/01/28 ................. 977 959,032
7.88%,  12/01/30 ................. 472 499,296
7.00%,  05/01/31 ................. 700 720,347
7.00%,  06/15/32 ................. 815 837,735
Fortress Transportation and Infrastructure
Investors LLC, 5.88%,  04/15/33
(c)
...... 495 482,732
Foundation Building Materials, Inc.,
6.00%,  03/01/29
(c)
............... 455 402,997
GATX Corp.
3.25%,  09/15/26
(d)
................ 854 831,983
5.40%,  03/15/27 ................. 90 91,257
3.85%,  03/30/27 ................. 368 358,854
3.50%,  03/15/28 ................. 130 123,922
4.55%,  11/07/28 ................. 434 427,950
4.70%,  04/01/29 ................. 250 248,055
4.00%,  06/30/30 ................. 785 742,774
1.90%,  06/01/31 ................. 266 217,535
3.50%,  06/01/32 ................. 440 390,934
4.90%,  03/15/33 ................. 425 410,344
5.45%,  09/15/33 ................. 805 810,509
6.05%,  03/15/34 ................. 540 565,587
6.90%,  05/01/34 ................. 250 276,530
5.20%,  03/15/44 ................. 400 373,222
3.10%,  06/01/51 ................. 675 436,161
6.05%,  06/05/54 ................. 345 359,047
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc.,
3.88%,  12/15/28
(c)
............... USD 1,245 $ 1,150,126
Herc Holdings, Inc.
(c)
5.50%,  07/15/27 ................. 1,196 1,186,641
6.63%,  06/15/29 ................. 775 793,364
Imola Merger Corp., 4.75%,  05/15/29
(c)
.... 1,981 1,926,414
Mitsubishi Corp.
(c)
1.13%,  07/15/26 ................. 365 343,437
5.00%,  07/05/28 ................. 455 459,172
5.00%,  07/02/29 ................. 420 424,820
5.13%,  07/17/34 ................. 535 537,741
Sumitomo Corp., 5.35%,  07/03/34
(e)
...... 450 454,533
TTX Co.
(c)
5.50%,  09/25/26 ................. 1,660 1,679,964
5.75%,  11/22/33 ................. 15 15,752
3.90%,  02/01/45 ................. 30 24,565
4.20%,  07/01/46 ................. 485 412,455
4.60%,  02/01/49 ................. 465 418,151
5.65%,  12/01/52 ................. 415 430,101
United Rentals North America, Inc.
5.50%,  05/15/27 ................. 503 502,155
3.88%,  11/15/27 ................. 737 709,485
4.88%,  01/15/28 ................. 1,680 1,643,026
6.00%,  12/15/29
(c)
................ 1,698 1,724,540
5.25%,  01/15/30
(d)
................ 735 722,089
4.00%,  07/15/30 ................. 735 678,325
3.88%,  02/15/31 ................. 1,511 1,371,247
3.75%,  01/15/32 ................. 750 665,111
6.13%,  03/15/34
(c)
................ 1,095 1,102,655
WESCO Distribution, Inc.
(c)
7.25%,  06/15/28 ................. 1,274 1,303,649
6.38%,  03/15/29 ................. 890 907,786
6.63%,  03/15/32 ................. 865 886,859
WW Grainger, Inc.
4.45%,  09/15/34 ................. 410 397,411
4.60%,  06/15/45 ................. 910 828,630
3.75%,  05/15/46 ................. 310 247,031
4.20%,  05/15/47 ................. 315 267,676
61,816,360
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%,  05/06/31
(e)
1,400 1,212,997
Adani Ports & Special Economic Zone Ltd.
(e)
4.00%,  07/30/27 ................. 400 380,235
4.20%,  08/04/27 ................. 800 763,814
4.38%,  07/03/29 ................. 840 779,479
3.10%,  02/02/31 ................. 400 330,928
3.83%,  02/02/32
(d)
................ 400 340,681
5.00%,  08/02/41 ................. 500 422,013
CMHI Finance BVI Co. Ltd.
(e)
4.00%,  06/01/27 ................. 600 590,630
5.00%,  08/06/28 ................. 800 806,528
DP World Crescent Ltd.
(e)
4.85%,  09/26/28 ................. 1,400 1,395,039
3.88%,  07/18/29 ................. 1,400 1,336,504
3.75%,  01/30/30 ................. 400 378,067
5.50%,  09/13/33 ................. 1,800 1,831,156
DP World Ltd.
6.85%,  07/02/37
(c)
................ 1,520 1,673,018
5.63%,  09/25/48
(e)
................ 1,200 1,152,837
4.70%,  09/30/49
(e)
................ 400 336,078
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(e)(g)(i)
............... 1,700 1,694,069
HPHT Finance 21 II Ltd., 1.50%,  09/17/26
(e)
. 400 375,257

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
128
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
HPHT Finance 21 Ltd., 2.00%,  03/19/26
(e)
.. USD 600 $ 575,961
ITR Concession Co. LLC, 5.18%,  07/15/35
(c)
. 273 249,265
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%,  11/15/28
(e)
................ 600 622,136
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%,  11/24/31
(c)
............ 290 274,310
PSA Treasury Pte. Ltd.
(e)
2.50%,  04/12/26 ................. 400 387,938
2.13%,  09/05/29 ................. 400 359,052
2.25%,  04/30/30 ................. 800 711,068
Seaspan Corp., 5.50%,  08/01/29
(c)
....... 750 713,539
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%,  07/13/30
(e)
............ 1,000 886,092
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38%,  06/18/29 ................. 300 284,199
2.85%,  09/11/29 ................. 200 184,476
Shenzhen Expressway Corp. Ltd.,
1.75%,  07/08/26
(e)
............... 200 189,253
Sydney Airport Finance Co. Pty. Ltd.,
3.63%,  04/28/26
(c)
............... 350 343,655
Transurban Finance Co. Pty. Ltd.
(c)
4.13%,  02/02/26
(d)
................ 405 400,690
3.38%,  03/22/27 ................. 495 477,886
2.45%,  03/16/31 ................. 385 327,792
Zhejiang Expressway Co. Ltd.,
1.64%,  07/14/26
(e)
............... 400 378,823
Zhejiang Seaport International Co. Ltd.,
1.98%,  03/17/26
(e)
............... 800 767,241
23,932,706
Water Utilities — 0.0%
Aegea Finance SARL
(e)
6.75%,  05/20/29 ................. 400 397,147
9.00%,  01/20/31
(d)
................ 800 851,343
American Water Capital Corp.
2.95%,  09/01/27 ................. 813 777,899
3.75%,  09/01/28 ................. 702 678,247
3.45%,  06/01/29 ................. 1,077 1,017,598
2.80%,  05/01/30 ................. 711 641,434
2.30%,  06/01/31 ................. 510 437,057
4.45%,  06/01/32 ................. 520 505,874
5.15%,  03/01/34 ................. 900 905,879
6.59%,  10/15/37 ................. 518 582,737
4.30%,  12/01/42 ................. 385 334,114
4.30%,  09/01/45 ................. 437 372,110
4.00%,  12/01/46 ................. 330 267,627
3.75%,  09/01/47 ................. 582 447,345
4.20%,  09/01/48 ................. 621 516,253
4.15%,  06/01/49 ................. 440 361,573
3.45%,  05/01/50 ................. 435 316,340
3.25%,  06/01/51 ................. 470 326,846
5.45%,  03/01/54 ................. 750 747,153
Essential Utilities, Inc.
4.80%,  08/15/27 ................. 350 350,078
3.57%,  05/01/29 ................. 715 676,332
2.70%,  04/15/30 ................. 671 599,132
2.40%,  05/01/31 ................. 588 507,237
5.38%,  01/15/34 ................. 225 226,715
4.28%,  05/01/49 ................. 545 446,373
3.35%,  04/15/50 ................. 633 437,610
5.30%,  05/01/52 ................. 455 429,118
Manila Water Co., Inc., 4.38%,  07/30/30
(e)
.. 400 384,738
National Central Cooling Co. PJSC,
2.50%,  10/21/27
(e)
............... 500 464,646
Security
Par (000)
Par (000) Value
Water Utilities (continued)
United Utilities plc, 6.88%,  08/15/28 ...... USD 460 $ 490,805
15,497,360
Wireless Telecommunication Services — 0.4%
Altice France Holding SA
(c)
10.50%,  05/15/27 ................. 1,539 466,729
6.00%,  02/15/28 ................. 1,110 300,348
America Movil SAB de CV
3.63%,  04/22/29 ................. 695 658,067
2.88%,  05/07/30 ................. 1,257 1,128,366
4.70%,  07/21/32 ................. 400 388,027
6.38%,  03/01/35 ................. 975 1,053,127
6.13%,  11/15/37 ................. 960 1,005,700
6.13%,  03/30/40 ................. 2,048 2,148,057
4.38%,  07/16/42 ................. 1,054 909,063
4.38%,  04/22/49
(d)
................ 1,565 1,323,692
Axiata SPV2 Bhd.
(e)
4.36%,  03/24/26 ................. 200 198,318
2.16%,  08/19/30 ................. 1,000 858,008
Axiata Spv5 Labuan Ltd., 3.06%,  08/19/50
(e)
. 400 272,921
Bharti Airtel Ltd., 3.25%,  06/03/31
(e)
...... 700 625,093
C&W Senior Finance Ltd., 6.88%,  09/15/27
(c)
855 846,902
Colombia Telecomunicaciones SA ESP,
4.95%,  07/17/30
(d)(e)
.............. 450 389,064
Connect Finco SARL, 9.00%,  09/15/29
(c)
... 2,010 1,910,109
CT Trust, 5.13%,  02/03/32
(d)(e)
.......... 800 726,678
Empresa Nacional de Telecomunicaciones SA
(e)
4.75%,  08/01/26 ................. 400 396,825
3.05%,  09/14/32 ................. 900 747,422
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(e)(g)(i)
............... 600 583,827
Hughes Satellite Systems Corp.
5.25%,  08/01/26 ................. 738 677,418
6.63%,  08/01/26
(d)
................ 775 663,766
Millicom International Cellular SA
(e)
6.25%,  03/25/29 ................. 540 536,444
4.50%,  04/27/31
(d)
................ 800 721,323
MTN Mauritius Investments Ltd.,
6.50%,  10/13/26
(e)
............... 400 403,501
Oztel Holdings SPC Ltd., 6.63%,  04/24/28
(e)
. 650 674,289
PLDT, Inc.
(e)
2.50%,  01/23/31 ................. 200 173,333
3.45%,  06/23/50 ................. 400 286,305
Rogers Communications, Inc.
3.63%,  12/15/25 ................. 1,158 1,141,824
2.90%,  11/15/26 ................. 1,030 992,110
3.20%,  03/15/27 ................. 1,015 978,431
5.00%,  02/15/29 ................. 1,020 1,020,864
3.80%,  03/15/32 ................. 1,615 1,472,246
5.30%,  02/15/34 ................. 1,285 1,274,651
7.50%,  08/15/38 ................. 440 510,938
4.50%,  03/15/42 ................. 1,072 923,045
4.50%,  03/15/43 ................. 538 457,548
5.45%,  10/01/43 ................. 770 737,932
5.00%,  03/15/44 ................. 679 616,718
4.30%,  02/15/48 ................. 845 678,718
4.35%,  05/01/49 ................. 1,433 1,161,759
3.70%,  11/15/49 ................. 1,358 984,836
4.55%,  03/15/52 ................. 1,485 1,229,693
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.59%),
5.25%,  03/15/82
(c)(g)
.............. 764 747,625
SK Telecom Co. Ltd., 6.63%,  07/20/27
(c)
.... 15 15,672
Sprint LLC, 7.63%,  03/01/26 ........... 1,810 1,857,454

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
129
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC, 5.15%,  03/20/28
(c)
. USD 490 $ 492,116
Telefonica Europe BV, 8.25%,  09/15/30 .... 1,581 1,819,845
Telefonica Moviles Chile SA, 3.54%,  11/18/31
(e)
500 385,420
T-Mobile USA, Inc.
1.50%,  02/15/26 ................. 1,068 1,025,254
2.25%,  02/15/26 ................. 2,285 2,213,437
2.63%,  04/15/26 ................. 1,220 1,182,829
3.75%,  04/15/27 ................. 3,434 3,362,061
5.38%,  04/15/27 ................. 1,765 1,776,470
4.75%,  02/01/28 ................. 3,321 3,307,768
2.05%,  02/15/28 ................. 2,020 1,854,525
4.95%,  03/15/28 ................. 1,220 1,226,563
4.80%,  07/15/28 ................. 1,215 1,215,069
4.85%,  01/15/29 ................. 1,756 1,758,964
2.63%,  02/15/29 ................. 1,720 1,569,311
2.40%,  03/15/29 ................. 543 491,229
3.38%,  04/15/29 ................. 2,015 1,892,333
4.20%,  10/01/29 ................. 870 845,594
3.88%,  04/15/30 ................. 5,857 5,563,716
2.55%,  02/15/31 ................. 2,439 2,120,422
2.88%,  02/15/31 ................. 1,200 1,062,940
3.50%,  04/15/31 ................. 2,003 1,837,845
2.25%,  11/15/31 ................. 1,040 872,662
2.70%,  03/15/32 ................. 1,140 976,736
5.20%,  01/15/33 ................. 1,095 1,100,966
5.05%,  07/15/33 ................. 2,410 2,399,100
5.75%,  01/15/34 ................. 810 844,109
5.15%,  04/15/34 ................. 1,235 1,233,502
4.70%,  01/15/35 ................. 1,050 1,010,120
4.38%,  04/15/40 ................. 1,739 1,537,569
3.00%,  02/15/41 ................. 2,445 1,795,176
4.50%,  04/15/50 ................. 2,501 2,121,060
3.30%,  02/15/51 ................. 3,472 2,387,678
3.40%,  10/15/52 ................. 2,620 1,823,928
5.65%,  01/15/53 ................. 1,455 1,457,467
5.75%,  01/15/54 ................. 1,885 1,909,538
6.00%,  06/15/54 ................. 1,025 1,076,670
5.50%,  01/15/55 ................. 794 781,489
5.25%,  06/15/55 ................. 1,335 1,264,495
3.60%,  11/15/60 ................. 1,375 945,162
5.80%,  09/15/62 ................. 495 499,087
Turkcell Iletisim Hizmetleri A/S,
5.80%,  04/11/28
(e)
................ 400 388,510
United States Cellular Corp., 6.70%,  12/15/33 539 582,810
Vmed O2 UK Financing I plc
(c)
4.25%,  01/31/31 ................. 1,345 1,156,835
4.75%,  07/15/31 ................. 1,750 1,515,532
7.75%,  04/15/32 ................. 760 760,812
Vodafone Group plc
4.38%,  05/30/28 ................. 392 391,306
7.88%,  02/15/30 ................. 750 856,013
6.25%,  11/30/32 ................. 625 675,095
6.15%,  02/27/37 ................. 489 520,678
5.00%,  05/30/38 ................. 730 697,690
5.25%,  05/30/48 ................. 995 935,448
4.88%,  06/19/49 ................. 1,733 1,527,204
4.25%,  09/17/50 ................. 1,377 1,088,382
5.63%,  02/10/53 ................. 905 877,993
5.75%,  06/28/54 ................. 1,400 1,383,389
5.13%,  06/19/59 ................. 895 792,338
5.75%,  02/10/63 ................. 405 388,849
5.88%,  06/28/64 ................. 1,120 1,099,514
(5-Year USD Swap Semi + 4.87%),
7.00%,  04/04/79
(g)
............... 2,010 2,109,445
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
3.25%,  06/04/81
(g)
............... USD 430 $ 413,276
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
4.13%,  06/04/81
(g)
............... 1,010 911,461
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.07%),
5.13%,  06/04/81
(g)
............... 960 767,809
Zegona Finance plc, 8.63%,  07/15/29
(c)
.... 905 958,687
121,714,087
Total Corporate Bonds — 31.3%
(Cost: $10,914,411,237) ............................ 10,409,772,925
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre
3.00%, 05/31/26 .................. 2,950 2,616,214
5.00%, 10/31/27 .................. 5,075 4,376,998
YPF SA
6.95%, 07/21/27
(e)
................. 685 668,317
9.00%, 06/30/29
(d)(e)(j)
............... 631 650,329
9.50%, 01/17/31
(e)
................. 890 937,496
8.75%, 09/11/31
(c)
................. 600 612,812
7.00%, 09/30/33
(e)(j)
................ 605 582,603
7.00%, 12/15/47
(e)
................. 750 630,528
11,075,297
Australia — 0.0%
(c)
Export Finance & Insurance Corp.
4.63%, 10/26/27 .................. 10 10,095
3.88%, 10/23/29 .................. 400 393,394
NBN Co. Ltd.
1.45%, 05/05/26 .................. 1,565 1,491,050
1.63%, 01/08/27 .................. 495 463,283
4.00%, 10/01/27 .................. 435 427,556
5.75%, 10/06/28 .................. 1,065 1,100,902
4.25%, 10/01/29 .................. 400 390,452
2.63%, 05/05/31 .................. 1,488 1,296,866
2.50%, 01/08/32 .................. 350 297,072
6.00%, 10/06/33 .................. 1,000 1,063,930
6,934,600
Austria — 0.1%
Oesterreichische Kontrollbank AG
4.63%, 11/03/25 .................. 960 960,730
4.13%, 01/20/26 .................. 980 975,984
0.50%, 02/02/26 .................. 1,915 1,823,302
5.00%, 10/23/26 .................. 2,080 2,107,764
4.75%, 05/21/27 .................. 1,365 1,381,566
3.63%, 09/09/27 .................. 1,105 1,086,389
4.25%, 03/01/28 .................. 1,370 1,370,932
4.13%, 01/18/29 .................. 2,016 2,004,566
3.75%, 09/05/29 .................. 1,055 1,032,589
12,743,822
Azerbaijan — 0.0%
(e)
Southern Gas Corridor CJSC, 6.88%
,
03/24/26 1,950 1,987,155
State Oil Co. of the Azerbaijan Republic, 6.95%
,
03/18/30 ....................... 822 859,501
2,846,656

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
130
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed, 8.38%
,
11/07/28 USD 600 $ 644,616
Gulf International Bank BSC, 5.75%
,
06/05/29 400 414,414
1,059,030
Belgium — 0.0%
Dexia SA
(c)(d)
1.13%, 04/09/26 .................. 1,099 1,046,246
4.50%, 03/19/27 .................. 935 936,403
1,982,649
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 4.63%
,
02/04/30
(e)
...................... 600 559,056
Canada — 0.1%
CDP Financial, Inc.
(c)
4.50%, 02/13/26 .................. 2,000 2,000,881
1.00%, 05/26/26 .................. 695 659,082
4.25%, 07/25/28
(d)
................. 1,000 996,108
4.88%, 06/05/29
(d)
................. 1,360 1,385,467
5.60%, 11/25/39 .................. 455 474,559
CPPIB Capital, Inc.
(c)
0.88%, 09/09/26 .................. 2,265 2,126,854
2.75%, 11/02/27 .................. 250 239,155
4.25%, 07/20/28 .................. 655 653,385
1.25%, 01/28/31 .................. 1,700 1,407,199
Export Development Canada
4.38%, 06/29/26 .................. 35 35,031
3.00%, 05/25/27 .................. 1,085 1,053,183
3.88%, 02/14/28 .................. 5,555 5,497,875
4.13%, 02/13/29 .................. 2,650 2,639,330
4.75%, 06/05/34 .................. 1,590 1,634,966
Hydro-Quebec
8.50%, 12/01/29 .................. 450 519,172
9.38%, 04/15/30 .................. 310 374,999
9.50%, 11/15/30 .................. 23 28,361
OMERS Finance Trust
(c)
5.50%, 11/15/33
(d)
................. 1,000 1,049,601
4.00%, 04/19/52 .................. 795 640,242
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28
(c)
...................... 5,000 4,973,448
Province of Ontario
(c)
0.88%, 09/21/26 .................. 115 107,805
4.63%, 04/10/29
(d)
................. 1,300 1,307,636
2.00%, 04/16/31 .................. 250 213,987
PSP Capital, Inc.
(c)
1.00%, 06/29/26
(d)
................. 415 392,210
1.63%, 10/26/28 .................. 90 81,124
30,491,660
Chile — 0.1%
Chile Electricity Lux MPC II SARL, 5.58%
,
10/20/35
(c)
...................... 2,400 2,385,765
Chile Electricity Lux MPC SARL, 6.01%
,
01/20/33
(e)
...................... 965 984,066
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(d)(e)
................ 1,000 964,586
3.00%, 09/30/29
(e)
................. 1,000 896,105
3.15%, 01/14/30
(e)
................. 1,000 896,361
3.75%, 01/15/31
(e)
................. 800 722,967
5.13%, 02/02/33
(e)
................. 800 770,612
5.95%, 01/08/34
(e)
................. 1,600 1,618,382
5.63%, 09/21/35
(c)
................. 200 198,711
6.44%, 01/26/36
(e)
................. 1,200 1,247,213
6.15%, 10/24/36
(c)
................. 400 409,722
4.25%, 07/17/42
(c)
................. 1,000 793,999
Security
Par (000)
Par (000) Value
Chile (continued)
5.63%, 10/18/43
(e)
................. USD 1,800 $ 1,688,878
4.88%, 11/04/44
(e)
................. 800 681,746
4.50%, 08/01/47
(e)
................. 1,250 1,001,297
4.38%, 02/05/49
(d)(e)
................ 1,200 939,418
3.70%, 01/30/50
(e)
................. 2,629 1,829,045
3.15%, 01/15/51
(e)
................. 600 377,101
6.30%, 09/08/53
(e)
................. 1,200 1,203,372
Empresa de los Ferrocarriles del Estado
(e)
3.07%, 08/18/50 .................. 400 252,448
3.83%, 09/14/61 .................. 400 271,949
Empresa Nacional del Petroleo
(e)
5.25%, 11/06/29
(d)
................. 600 594,679
6.15%, 05/10/33 .................. 600 612,055
5.95%, 07/30/34
(d)
................. 800 806,210
4.50%, 09/14/47
(d)
................. 450 352,397
22,499,084
China — 0.1%
(e)
China Development Bank
3.38%, 01/24/27 .................. 800 787,087
(1-day SOFR + 0.33%), 5.17%, 04/16/27
(g)
1,000 998,757
1.63%, 10/27/30 .................. 1,200 1,023,942
4.00%, 01/24/37 .................. 600 568,537
Chongqing Nan'an Urban Construction &
Development Group Co. Ltd., 4.56%
,
06/10/26 ....................... 400 391,033
Export-Import Bank of China (The)
2.88%, 04/26/26 .................. 1,600 1,563,408
3.88%, 05/16/26 .................. 1,200 1,190,650
3.38%, 03/14/27 .................. 800 785,270
3.25%, 11/28/27 .................. 400 389,239
4.00%, 11/28/47 .................. 600 523,501
Fujian Zhanglong Group Co. Ltd., 6.70%
,
09/02/26 ....................... 600 611,659
Guangzhou Development District Holding
Group Co. Ltd., 2.85%
,
01/19/27 ....... 600 564,839
Huzhou City Investment Development Group
Co. Ltd., 5.68%
,
06/06/26 ............ 200 201,053
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(g)(i)
.... 5,800 5,631,908
Shaoxing City Investment Group Ltd., 2.50%
,
08/19/26 ....................... 600 566,479
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd., 5.60%
,
01/30/27 ....................... 400 402,029
Wuhan Metro Group Co. Ltd., 4.25%
,
09/13/27 400 394,438
16,593,829
Colombia — 0.1%
Ecopetrol SA
8.63%, 01/19/29 .................. 1,000 1,060,938
6.88%, 04/29/30 .................. 1,900 1,851,105
4.63%, 11/02/31 .................. 1,050 865,247
7.75%, 02/01/32 .................. 1,400 1,367,135
8.88%, 01/13/33 .................. 2,400 2,463,698
8.38%, 01/19/36 .................. 2,259 2,205,753
7.38%, 09/18/43
(d)
................. 1,040 898,697
5.88%, 05/28/45 .................. 2,100 1,474,580
5.88%, 11/02/51 .................. 900 610,439
Empresas Publicas de Medellin ESP
(e)
4.25%, 07/18/29 .................. 1,200 1,053,626
4.38%, 02/15/31 .................. 400 337,126
Grupo Energia Bogota SA ESP
(e)
4.88%, 05/15/30 .................. 200 192,868

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
131
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
7.85%, 11/09/33
(d)
................. USD 600 $ 678,038
15,059,250
Costa Rica — 0.0%
Instituto Costarricense de Electricidad, 6.38%
,
05/15/43
(d)(e)
..................... 400 371,375
Finland — 0.0%
Kuntarahoitus OYJ, 4.25%
,
01/31/29
(c)
..... 1,300 1,297,882
France — 0.2%
Agence Francaise de Developpement EPIC,
4.00%
,
09/21/27
(e)
................. 600 592,805
Caisse d'Amortissement de la Dette Sociale
(c)
4.00%, 01/25/26
(d)
................. 5,285 5,252,635
0.63%, 02/18/26 .................. 265 252,157
4.88%, 09/19/26 .................. 4,000 4,037,216
4.25%, 01/24/27 .................. 3,500 3,491,692
3.75%, 09/12/27 .................. 3,000 2,958,372
3.75%, 05/24/28 .................. 10,230 10,048,740
4.50%, 05/22/29 .................. 4,000 4,020,215
1.00%, 10/21/30 .................. 2,000 1,644,992
1.38%, 01/20/31 .................. 2,460 2,051,541
2.13%, 01/26/32
(d)
................. 590 505,092
Electricite de France SA
5.70%, 05/23/28
(c)
................. 765 783,649
4.50%, 09/21/28
(c)
................. 3,005 2,956,233
5.65%, 04/22/29
(c)(d)
................ 1,305 1,339,495
6.25%, 05/23/33
(c)
................. 1,485 1,570,744
5.95%, 04/22/34
(c)(d)
................ 900 929,470
4.75%, 10/13/35
(c)
................. 590 567,466
4.88%, 09/21/38
(c)
................. 830 761,247
6.95%, 01/26/39
(c)
................. 1,674 1,853,801
5.60%, 01/27/40
(c)(d)
................ 830 823,783
4.88%, 01/22/44
(c)
................. 1,140 1,014,479
4.95%, 10/13/45
(c)
................. 1,543 1,389,350
5.00%, 09/21/48
(c)
................. 1,066 954,067
6.90%, 05/23/53
(c)
................. 900 999,286
5.25%, 10/13/55
(c)
................. 250 225,307
6.00%, 04/22/64
(c)
................. 680 663,711
4.50%, 12/04/69
(e)
................. 1,400 1,024,211
6.00%, 01/22/2114
(c)(d)
.............. 522 507,565
SFIL SA, 0.63%
,
02/09/26
(e)
............. 600 570,437
53,789,758
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26 .................. 3,940 3,766,266
5.00%, 03/16/26 .................. 2,325 2,345,859
3.63%, 04/01/26 .................. 2,725 2,699,478
4.63%, 08/07/26 .................. 3,390 3,412,400
1.00%, 10/01/26 .................. 3,585 3,374,802
4.38%, 03/01/27 .................. 5,815 5,840,605
3.00%, 05/20/27 .................. 1,270 1,234,102
3.50%, 08/27/27 .................. 375 368,345
4.13%, 01/31/28 .................. 520 518,516
3.75%, 02/15/28 .................. 3,630 3,582,519
2.88%, 04/03/28 .................. 3,846 3,687,970
3.88%, 06/15/28 .................. 2,940 2,910,811
4.00%, 03/15/29
(d)
................. 5,122 5,082,839
1.75%, 09/14/29 .................. 2,049 1,829,019
0.75%, 09/30/30 .................. 2,600 2,132,573
4.75%, 10/29/30 .................. 1,495 1,534,714
4.13%, 07/15/33 .................. 10,600 10,430,225
4.38%, 02/28/34 .................. 2,615 2,619,322
0.00%, 04/18/36
(k)
................. 1,240 741,432
Security
Par (000)
Par (000) Value
Germany (continued)
0.00%, 06/29/37
(k)
................. USD 1,354 $ 767,022
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
0.50%, 12/08/25 .................. 155 148,350
4.50%, 01/26/26 .................. 140 139,965
4.88%, 03/09/26 .................. 30 30,136
1.38%, 10/12/28 .................. 200 179,465
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 .................. 1,873 1,782,748
1.75%, 07/27/26 .................. 1,471 1,408,391
1.75%, 01/14/27
(e)
................. 1,375 1,302,515
3.88%, 09/28/27 .................. 385 381,495
2.50%, 11/15/27 .................. 1,913 1,820,543
1.00%, 02/25/28
(e)
................. 1,405 1,267,587
Series 44, 3.88%, 06/14/28 ........... 1,205 1,191,918
4.63%, 04/17/29 .................. 835 848,586
3.00%, 05/21/29
(e)
................. 2,325 2,206,550
0.88%, 09/03/30 .................. 2,036 1,679,390
4.13%, 02/06/31
(e)
................. 810 800,206
5.00%, 10/24/33 .................. 2,595 2,710,568
NRW Bank
(e)
4.63%, 11/04/25 .................. 930 929,558
0.88%, 03/09/26 .................. 975 929,057
4.63%, 03/08/27 .................. 438 440,439
79,076,286
Hong Kong — 0.0%
Airport Authority
4.88%, 01/12/26
(c)
................. 400 401,483
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.70%),
2.10%
(e)(g)(i)
.................... 800 770,084
1.75%, 01/12/27
(c)
................. 800 755,629
4.75%, 01/12/28
(c)
................. 1,000 1,008,783
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e)(g)(i)
.................... 400 370,251
3.45%, 02/21/29
(e)
................. 200 192,114
4.88%, 01/12/30
(c)
................. 800 816,534
1.63%, 02/04/31
(c)
................. 1,200 1,011,102
2.50%, 01/12/32
(c)
................. 2,000 1,749,722
4.88%, 01/12/33
(c)
................. 800 815,642
2.63%, 02/04/51
(c)
................. 400 269,828
3.25%, 01/12/52
(c)
................. 1,200 914,947
3.50%, 01/12/62
(c)(d)
................ 600 460,507
Hong Kong Mortgage Corp. Ltd. (The), 4.88%
,
09/13/28
(e)
...................... 800 810,626
MTR Corp. Ltd., 1.63%
,
08/19/30
(e)
........ 1,293 1,106,145
11,453,397
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27 ....................... 1,200 1,223,335
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28 ....................... 1,200 1,242,239
MVM Energetika Zrt.
7.50%, 06/09/28 .................. 800 842,626
6.50%, 03/13/31 .................. 600 615,205
3,923,405
India — 0.0%
(e)
Canara Bank, 4.90%
,
09/11/29 ........... 200 198,181
Export-Import Bank of India
3.38%, 08/05/26 .................. 850 828,892
3.88%, 02/01/28 .................. 1,200 1,164,235
3.25%, 01/15/30 .................. 1,300 1,193,453

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
132
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
2.25%, 01/13/31 .................. USD 1,200 $ 1,023,320
5.50%, 01/18/33 .................. 800 819,055
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32
(d)
................. 600 542,548
3.95%, 02/13/50 .................. 200 159,142
NTPC Ltd.
4.25%, 02/26/26 .................. 400 396,362
4.50%, 03/19/28 .................. 400 394,139
Oil & Natural Gas Corp. Ltd., 3.38%
,
12/05/29 200 185,247
Oil India Ltd., 5.13%
,
02/04/29 ........... 600 602,089
Power Finance Corp. Ltd.
3.75%, 12/06/27 .................. 400 385,167
5.25%, 08/10/28 .................. 200 200,588
6.15%, 12/06/28
(d)
................. 600 620,031
4.50%, 06/18/29 .................. 600 581,652
3.90%, 09/16/29 .................. 400 376,602
3.95%, 04/23/30 .................. 800 749,800
3.35%, 05/16/31 .................. 400 357,954
10,778,457
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT
5.50%, 04/04/26 .................. 200 201,173
2.00%, 04/19/26 .................. 400 382,553
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.47%),
4.30%
(g)(i)
..................... 600 571,481
5.28%, 04/05/29 .................. 400 401,721
Hutama Karya Persero PT, 3.75%
,
05/11/30 .. 450 423,365
Pelabuhan Indonesia Persero PT, 5.38%
,
05/05/45 ....................... 420 407,011
Pertamina Persero PT
1.40%, 02/09/26 .................. 600 572,570
3.65%, 07/30/29 .................. 800 759,769
3.10%, 01/21/30 .................. 400 364,911
3.10%, 08/27/30
(d)
................. 1,000 906,136
2.30%, 02/09/31 .................. 600 511,119
6.50%, 05/27/41 .................. 400 431,491
6.00%, 05/03/42 .................. 1,028 1,043,500
5.63%, 05/20/43 .................. 1,200 1,176,293
6.45%, 05/30/44 .................. 1,800 1,924,212
6.50%, 11/07/48 .................. 400 434,109
4.70%, 07/30/49 .................. 1,200 1,029,066
4.18%, 01/21/50
(d)
................. 1,400 1,103,921
4.15%, 02/25/60 .................. 800 601,958
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13%, 05/15/27
(d)
................. 1,611 1,585,293
5.45%, 05/21/28 .................. 1,000 1,014,331
5.38%, 01/25/29 .................. 400 405,827
3.88%, 07/17/29 .................. 600 571,098
3.38%, 02/05/30 .................. 600 550,586
3.00%, 06/30/30 .................. 400 358,372
5.25%, 10/24/42 .................. 800 734,299
5.25%, 05/15/47
(d)
................. 400 362,209
6.15%, 05/21/48 .................. 1,400 1,411,974
6.25%, 01/25/49
(d)
................. 400 407,517
4.88%, 07/17/49 .................. 800 674,216
4.38%, 02/05/50 .................. 400 313,951
4.00%, 06/30/50
(d)
................. 1,200 878,654
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .. 400 379,055
22,893,741
Security
Par (000)
Par (000) Value
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75%, 12/15/27 .................. USD 250 $ 263,104
4.25%, 08/14/28
(c)
................. 1,000 944,065
3.75%, 02/22/32
(c)
................. 400 341,746
1,548,915
Japan — 0.1%
Central Nippon Expressway Co. Ltd., 0.89%
,
12/10/25
(e)
...................... 400 382,921
Development Bank of Japan, Inc.
(c)
5.13%, 09/01/26 .................. 35 35,400
1.25%, 10/20/26
(d)
................. 565 531,171
3.25%, 04/28/27
(d)
................. 719 698,102
4.63%, 04/10/29 .................. 1,000 1,006,979
1.88%, 08/28/29 .................. 1,010 898,092
1.00%, 08/27/30 .................. 15 12,352
1.25%, 01/28/31 .................. 1,000 823,227
4.50%, 01/30/34 .................. 550 546,526
Japan Bank for International Cooperation
2.75%, 01/21/26 .................. 930 909,272
4.25%, 01/26/26 .................. 275 273,790
2.38%, 04/20/26 .................. 745 722,340
4.25%, 04/27/26 .................. 180 179,241
1.88%, 07/21/26 .................. 330 316,054
2.25%, 11/04/26 .................. 2,476 2,373,245
1.63%, 01/20/27 .................. 45 42,344
2.88%, 06/01/27 .................. 3,979 3,830,603
2.88%, 07/21/27 .................. 1,170 1,123,825
4.63%, 07/22/27 .................. 1,000 1,006,087
4.38%, 10/05/27 .................. 60 60,009
2.75%, 11/16/27 .................. 1,570 1,496,296
4.63%, 07/19/28 .................. 1,385 1,397,148
3.25%, 07/20/28 .................. 1,570 1,509,720
4.88%, 10/18/28 .................. 10 10,190
3.50%, 10/31/28 .................. 904 875,429
2.13%, 02/16/29 .................. 1,430 1,302,511
2.00%, 10/17/29 .................. 670 598,378
1.25%, 01/21/31 .................. 2,020 1,667,519
4.38%, 01/24/31 .................. 460 456,725
1.88%, 04/15/31 .................. 4,685 4,001,441
4.63%, 04/17/34 .................. 1,060 1,067,409
Japan International Cooperation Agency
2.13%, 10/20/26 .................. 525 502,130
2.75%, 04/27/27 .................. 1,283 1,230,539
3.25%, 05/25/27 .................. 765 742,078
3.38%, 06/12/28 .................. 125 120,624
4.75%, 05/21/29 .................. 1,935 1,957,454
1.00%, 07/22/30
(d)
................. 1,875 1,544,678
36,251,849
Kazakhstan — 0.0%
Fund of National Welfare Samruk-Kazyna JSC,
2.00%
,
10/28/26
(e)
................. 400 374,852
Malaysia — 0.0%
(e)
Export-Import Bank of Malaysia Bhd., 1.83%
,
11/26/26 ........................ 400 376,485
Petroliam Nasional Bhd., 7.63%
,
10/15/26 ... 515 541,964
918,449
Mexico — 0.2%
Comision Federal de Electricidad
4.75%, 02/23/27
(e)
................. 400 392,954
4.69%, 05/15/29
(e)
................. 1,200 1,143,026
5.70%, 01/24/30
(c)
................. 400 392,082
3.35%, 02/09/31
(e)
................. 1,200 1,011,682

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
133
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
3.88%, 07/26/33
(e)
................. USD 1,100 $ 905,857
6.45%, 01/24/35
(c)
................. 600 578,877
5.75%, 02/14/42
(e)
................. 600 554,486
6.13%, 06/16/45
(e)
................. 600 555,269
4.68%, 02/09/51
(e)
................. 800 578,428
6.26%, 02/15/52
(e)
................. 600 535,727
Petroleos Mexicanos
4.50%, 01/23/26
(d)
................. 1,044 1,017,307
6.88%, 08/04/26 .................. 3,550 3,546,946
6.49%, 01/23/27 .................. 1,630 1,606,500
6.50%, 03/13/27 .................. 4,063 3,988,330
5.35%, 02/12/28 .................. 2,032 1,892,041
6.50%, 01/23/29 .................. 1,250 1,173,865
8.75%, 06/02/29
(d)
................. 2,000 2,025,257
6.84%, 01/23/30 .................. 2,550 2,348,797
5.95%, 01/28/31 .................. 3,596 3,090,229
6.70%, 02/16/32 .................. 6,785 6,030,180
10.00%, 02/07/33
(d)
................ 1,950 2,066,777
6.63%, 06/15/35
(d)
................. 2,800 2,287,078
6.50%, 06/02/41 .................. 1,664 1,230,606
5.50%, 06/27/44
(d)
................. 755 496,408
6.38%, 01/23/45
(d)
................. 1,250 876,008
5.63%, 01/23/46
(d)
................. 987 641,005
6.75%, 09/21/47 .................. 5,850 4,183,220
6.35%, 02/12/48
(d)
................. 1,400 958,076
7.69%, 01/23/50 .................. 7,746 6,009,020
6.95%, 01/28/60 .................. 3,689 2,628,401
54,744,439
Morocco — 0.0%
OCP SA
(e)
3.75%, 06/23/31 .................. 800 699,215
6.75%, 05/02/34 .................. 1,200 1,251,366
6.88%, 04/25/44 .................. 600 589,651
5.13%, 06/23/51 .................. 1,000 765,731
7.50%, 05/02/54 .................. 600 620,068
3,926,031
Netherlands — 0.0%
BNG Bank NV
(c)
2.38%, 03/16/26
(d)
................. 265 257,809
0.88%, 05/18/26 .................. 530 502,515
3.63%, 10/01/26 .................. 2,500 2,470,690
4.50%, 03/01/27 .................. 1,700 1,706,406
3.50%, 05/19/28 .................. 20 19,490
4.25%, 01/25/29 .................. 2,500 2,496,453
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75%, 11/15/28 .................. 1,000 1,016,669
4.50%, 06/12/29 .................. 200 201,462
Nederlandse Waterschapsbank NV
(c)
0.50%, 12/02/25 .................. 45 43,098
2.38%, 03/24/26 .................. 1,120 1,089,148
4.38%, 02/28/29 .................. 1,200 1,201,690
1.00%, 05/28/30 .................. 55 45,914
11,051,344
Nigeria — 0.0%
Africa Finance Corp., 5.55%
,
10/08/29
(c)
.... 600 600,552
Norway — 0.1%
Equinor ASA
1.75%, 01/22/26 .................. 2,230 2,158,069
3.00%, 04/06/27 .................. 901 872,626
7.25%, 09/23/27 .................. 444 476,760
3.63%, 09/10/28 .................. 1,548 1,499,788
Security
Par (000)
Par (000) Value
Norway (continued)
6.50%, 12/01/28
(c)
................. USD 970 $ 1,038,371
3.13%, 04/06/30 .................. 1,850 1,714,314
2.38%, 05/22/30 .................. 2,326 2,076,422
3.63%, 04/06/40 .................. 485 399,690
5.10%, 08/17/40 .................. 729 718,547
4.25%, 11/23/41 .................. 677 601,930
3.95%, 05/15/43 .................. 1,111 933,415
4.80%, 11/08/43 .................. 524 494,767
3.25%, 11/18/49 .................. 1,516 1,080,877
3.70%, 04/06/50 .................. 1,200 932,132
Kommunalbanken AS
(c)
1.50%, 01/20/27 .................. 739 695,204
4.00%, 01/19/28 .................. 5,000 4,958,898
4.50%, 09/01/28 .................. 5 5,042
4.25%, 01/24/29 .................. 1,300 1,298,685
3.63%, 09/04/29 .................. 1,500 1,458,305
1.13%, 06/14/30
(d)
................. 705 592,460
24,006,302
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(e)
.......... 400 310,819
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 400 311,430
5.13%, 08/11/61 .................. 1,400 1,060,488
Autoridad del Canal de Panama, 4.95%
,
07/29/35 ....................... 200 189,130
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
...................... 600 458,986
2,020,034
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27 .................. 600 553,760
5.95%, 04/30/29
(d)
................. 400 406,276
Fondo MIVIVIENDA SA, 4.63%
,
04/12/27 ... 550 543,478
Petroleos del Peru SA
4.75%, 06/19/32 .................. 800 610,187
5.63%, 06/19/47 .................. 2,200 1,432,286
3,545,987
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond,
8.60%
,
06/15/27 .................. 387 421,029
Development Bank of the Philippines, 2.38%
,
03/11/31
(e)
...................... 400 344,652
ROP Sukuk Trust, 5.05%
,
06/06/29
(e)
...... 800 810,435
1,576,116
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25%, 10/31/28 .................. 1,000 1,046,370
5.38%, 05/22/33 .................. 1,800 1,787,794
5.75%, 07/09/34 .................. 2,200 2,220,699
6.25%, 07/09/54 .................. 1,600 1,629,480
6,684,343
Qatar — 0.0%
QatarEnergy
(e)
1.38%, 09/12/26 .................. 1,400 1,318,127
2.25%, 07/12/31 .................. 3,600 3,095,481
3.13%, 07/12/41 .................. 3,400 2,568,179
3.30%, 07/12/51 .................. 4,000 2,815,138
9,796,925

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
134
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
(e)
KSA Sukuk Ltd.
5.25%, 06/04/27 .................. USD 2,000 $ 2,025,646
5.25%, 06/04/30 .................. 1,800 1,825,366
5.25%, 06/04/34 .................. 2,400 2,426,556
Saudi Arabian Oil Co.
1.63%, 11/24/25 .................. 800 772,239
3.50%, 04/16/29 .................. 2,800 2,644,726
2.25%, 11/24/30 .................. 2,000 1,712,353
5.25%, 07/17/34 .................. 2,500 2,497,661
4.25%, 04/16/39 .................. 2,800 2,460,550
4.38%, 04/16/49 .................. 2,700 2,216,061
3.25%, 11/24/50 .................. 2,200 1,470,781
5.75%, 07/17/54 .................. 2,500 2,419,776
5.88%, 07/17/64 .................. 2,000 1,917,998
3.50%, 11/24/70 .................. 2,200 1,378,507
25,768,220
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade, 7.00%
,
10/28/29
(c)
.......... 800 801,024
Singapore — 0.0%
(e)
Bayfront Infrastructure Management Pte. Ltd.,
4.26%
,
05/16/26 .................. 400 397,998
Clifford Capital Pte. Ltd.
1.12%, 03/23/26 .................. 600 572,046
3.38%, 03/07/28 .................. 200 192,942
1,162,986
South Africa — 0.0%
Eskom Holdings SOC Ltd.
(e)
4.31%, 07/23/27 .................. 400 381,838
6.35%, 08/10/28 .................. 840 839,011
1,220,849
South Korea — 0.2%
Export-Import Bank of Korea
3.25%, 11/10/25 .................. 600 590,499
4.88%, 01/11/26 .................. 800 801,888
0.63%, 02/09/26 .................. 800 761,250
2.63%, 05/26/26 .................. 1,400 1,357,622
3.25%, 08/12/26 .................. 600 586,498
1.13%, 12/29/26 .................. 800 744,478
4.63%, 01/11/27 .................. 1,000 1,002,995
1.63%, 01/18/27 .................. 1,000 940,567
2.38%, 04/21/27 .................. 600 571,129
4.00%, 09/11/27 .................. 800 792,508
4.25%, 09/15/27 .................. 1,200 1,193,621
5.00%, 01/11/28 .................. 1,400 1,416,495
5.13%, 09/18/28 .................. 1,000 1,018,530
1.75%, 10/19/28
(e)
................. 800 718,244
(1-day SOFR + 0.88%), 5.76%, 11/21/28
(e)(g)
850 861,256
4.50%, 01/11/29 .................. 800 797,709
4.00%, 09/11/29
(d)
................. 800 780,572
(1-day SOFR + 0.82%), 5.68%, 09/11/29
(g)
600 604,033
1.25%, 09/21/30 .................. 1,200 991,707
1.38%, 02/09/31 .................. 600 489,486
2.13%, 01/18/32
(d)
................. 400 334,714
4.50%, 09/15/32 .................. 600 585,250
5.13%, 01/11/33
(d)
................. 800 814,170
4.63%, 06/07/33
(e)
................. 400 394,219
5.13%, 09/18/33 .................. 600 610,397
4.63%, 01/11/34
(d)
................. 600 588,660
2.50%, 06/29/41 .................. 400 285,722
Incheon International Airport Corp., 1.25%
,
05/04/26
(e)
...................... 200 189,775
Security
Par (000)
Par (000) Value
South Korea (continued)
Industrial Bank of Korea
5.38%, 10/04/28
(e)
................. USD 600 $ 616,867
4.00%, 09/30/29
(c)
................. 600 586,633
Korea Development Bank (The)
3.00%, 01/13/26 .................. 1,000 981,380
0.80%, 04/27/26 .................. 400 378,395
0.80%, 07/19/26 .................. 1,000 937,794
1.00%, 09/09/26 .................. 810 758,810
2.00%, 09/12/26 .................. 200 190,967
5.38%, 10/23/26 .................. 600 609,167
4.63%, 02/15/27 .................. 1,600 1,607,401
2.25%, 02/24/27 .................. 200 190,601
1.38%, 04/25/27 .................. 800 743,015
4.75%, 06/26/27
(e)
................. 1,000 1,009,073
4.13%, 10/16/27 .................. 400 397,449
4.38%, 02/15/28 .................. 1,000 993,546
5.38%, 10/23/28 .................. 600 616,799
4.50%, 02/15/29 .................. 1,200 1,196,992
1.63%, 01/19/31 .................. 500 414,759
2.00%, 04/01/31
(e)
................. 200 168,896
2.00%, 10/25/31 .................. 400 333,465
4.25%, 09/08/32 .................. 400 383,737
4.38%, 02/15/33 .................. 1,200 1,158,915
5.63%, 10/23/33 .................. 600 632,084
Korea Electric Power Corp.
(e)
5.38%, 04/06/26 .................. 400 403,064
5.38%, 07/31/26 .................. 600 605,948
1.13%, 09/24/26 .................. 400 374,175
4.88%, 01/31/27 .................. 1,600 1,608,713
4.00%, 06/14/27 .................. 400 394,029
5.50%, 04/06/28 .................. 200 204,190
Korea Expressway Corp.
(e)
1.13%, 05/17/26
(d)
................. 800 757,347
5.00%, 05/14/27 .................. 400 404,995
Korea Gas Corp.
1.13%, 07/13/26
(e)
................. 400 376,660
2.25%, 07/18/26
(d)(e)
................ 1,000 959,744
3.88%, 07/13/27
(e)
................. 400 393,014
3.13%, 07/20/27
(e)
................. 200 192,799
4.88%, 07/05/28
(e)
................. 200 200,815
5.00%, 07/08/29
(e)
................. 600 606,591
2.88%, 07/16/29
(d)(e)
................ 700 646,602
2.00%, 07/13/31
(d)(e)
................ 800 669,316
6.25%, 01/20/42
(c)
................. 200 228,011
Korea Housing Finance Corp.
5.38%, 11/15/26
(e)
................. 400 406,330
4.88%, 08/27/27
(e)
................. 400 403,514
4.63%, 02/24/28
(e)
................. 1,000 997,668
4.13%, 03/12/28
(c)
................. 600 589,450
4.63%, 02/24/33
(e)
................. 200 196,144
Korea Hydro & Nuclear Power Co. Ltd.
(e)
1.25%, 04/27/26 .................. 400 379,803
3.13%, 07/25/27 .................. 400 384,730
4.25%, 07/27/27 .................. 400 396,266
5.00%, 07/18/28 .................. 400 402,499
4.63%, 07/29/29
(d)
................. 600 594,799
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
1.75%, 04/15/26 .................. 800 764,117
4.13%, 04/20/27 .................. 400 392,888
5.38%, 05/11/28 .................. 400 404,235
5.13%, 05/08/29 .................. 400 401,496
Korea National Oil Corp.
4.75%, 04/03/26
(e)
................. 400 399,678
1.25%, 04/07/26
(e)
................. 800 761,012

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
135
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
2.63%, 04/14/26
(e)
................. USD 600 $ 581,933
2.50%, 10/24/26
(e)
................. 200 191,555
5.25%, 11/14/26
(e)
................. 200 201,728
(1-day SOFR + 1.08%), 5.96%, 11/14/26
(e)(g)
600 604,674
3.38%, 03/27/27
(e)
................. 400 388,717
4.88%, 04/03/27
(e)
................. 600 603,469
2.13%, 04/18/27
(e)
................. 600 565,411
4.88%, 04/03/28
(e)
................. 600 601,139
4.88%, 04/03/29
(e)
................. 600 601,578
4.25%, 09/30/29
(c)
................. 400 390,319
1.63%, 10/05/30
(e)
................. 800 667,342
2.38%, 04/07/31
(e)
................. 400 342,927
2.63%, 04/18/32
(e)
................. 200 170,457
Korea SMEs & Startups Agency, 2.13%
,
08/30/26
(e)
...................... 400 381,582
Korea South-East Power Co. Ltd., 1.00%
,
02/03/26
(e)
...................... 400 381,504
59,305,716
Supranational — 1.1%
Africa Finance Corp.
4.38%, 04/17/26
(e)
................. 665 653,436
2.88%, 04/28/28
(c)
................. 600 549,156
3.75%, 10/30/29
(e)
................. 600 552,000
African Development Bank
0.88%, 03/23/26 .................. 1,610 1,533,707
0.88%, 07/22/26 .................. 5,058 4,773,311
4.63%, 01/04/27 .................. 2,320 2,337,739
4.13%, 02/25/27 .................. 1,460 1,455,715
4.38%, 11/03/27 .................. 2,295 2,305,571
4.38%, 03/14/28 .................. 2,154 2,165,481
3.50%, 09/18/29 .................. 195 188,728
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(g)(i)
..................... 980 945,851
African Export-Import Bank (The)
(c)
2.63%, 05/17/26 .................. 225 213,996
3.99%, 09/21/29 .................. 665 617,828
3.80%, 05/17/31 .................. 745 656,312
Arab Petroleum Investments Corp.
1.26%, 02/10/26
(e)
................. 600 573,445
1.48%, 10/06/26
(c)
................. 70 65,828
5.43%, 05/02/29
(c)
................. 655 668,669
Asian Development Bank
4.25%, 01/09/26 .................. 2,990 2,985,404
0.50%, 02/04/26 .................. 2,805 2,673,581
1.00%, 04/14/26 .................. 4,203 4,009,383
2.00%, 04/24/26 .................. 1,512 1,462,169
4.88%, 05/21/26 .................. 3,090 3,118,180
1.75%, 08/14/26 .................. 1,005 962,441
2.63%, 01/12/27 .................. 984 951,162
4.13%, 01/12/27
(d)
................. 3,185 3,180,335
1.50%, 01/20/27 .................. 3,085 2,909,612
2.38%, 08/10/27 .................. 530 505,079
6.22%, 08/15/27 .................. 378 394,583
3.13%, 08/20/27 .................. 4,045 3,932,101
2.50%, 11/02/27 .................. 1,913 1,822,157
2.75%, 01/19/28 .................. 1,255 1,201,109
3.75%, 04/25/28 .................. 2,655 2,618,135
1.25%, 06/09/28
(d)
................. 1,645 1,485,205
5.82%, 06/16/28 .................. 615 645,268
4.50%, 08/25/28 .................. 3,240 3,275,429
3.13%, 09/26/28 .................. 808 778,291
4.88%, 09/26/28 .................. 55 55,310
6.38%, 10/01/28
(d)
................. 340 361,495
Security
Par (000)
Par (000) Value
Supranational (continued)
4.38%, 03/06/29 .................. USD 3,277 $ 3,299,422
1.88%, 03/15/29 .................. 545 494,979
4.95%, 04/12/29 .................. 90 90,277
3.63%, 08/28/29 .................. 1,430 1,394,665
1.75%, 09/19/29 .................. 2,621 2,338,876
1.88%, 01/24/30 .................. 4,721 4,202,618
0.75%, 10/08/30 .................. 2,845 2,327,400
1.50%, 03/04/31 .................. 1,225 1,036,273
3.13%, 04/27/32 .................. 580 536,303
3.88%, 09/28/32 .................. 665 644,789
4.00%, 01/12/33 .................. 2,660 2,597,559
3.88%, 06/14/33 .................. 9,455 9,134,121
4.13%, 01/12/34 .................. 824 809,987
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26 .................. 1,640 1,563,047
4.88%, 09/14/26 .................. 1,975 1,997,258
4.00%, 01/15/27
(e)
................. 25 24,843
3.75%, 09/14/27 .................. 1,225 1,209,629
4.00%, 01/18/28 .................. 1,420 1,411,711
4.13%, 01/18/29 .................. 2,587 2,578,715
4.25%, 03/13/34 .................. 2,145 2,125,336
Banque Ouest Africaine de Developpement
(c)
5.00%, 07/27/27
(d)
................. 655 638,928
4.70%, 10/22/31 .................. 150 136,450
Corp. Andina de Fomento
5.25%, 11/21/25 .................. 130 130,617
4.75%, 04/01/26 .................. 855 854,778
2.25%, 02/08/27 .................. 845 803,098
6.00%, 04/26/27 .................. 335 346,230
4.13%, 01/07/28 .................. 505 499,426
5.00%, 01/24/29 .................. 2,174 2,203,187
Council of Europe Development Bank
3.75%, 05/25/26 .................. 1,215 1,204,776
0.88%, 09/22/26 .................. 1,245 1,169,350
4.63%, 06/11/27 .................. 600 606,352
3.63%, 01/26/28 .................. 420 412,381
4.13%, 01/24/29 .................. 1,640 1,632,114
Eurofima Europaeische Gesellschaft fuer die
Finanzierung von Eisenbahnmaterial, 4.88%
,
07/22/26
(e)
...................... 200 201,262
European Bank for Reconstruction &
Development
0.50%, 11/25/25 .................. 2,937 2,817,669
0.50%, 01/28/26 .................. 465 443,080
4.38%, 03/09/28 .................. 1,740 1,749,364
4.13%, 01/25/29 .................. 2,270 2,260,759
4.25%, 03/13/34 .................. 1,635 1,616,846
European Investment Bank
0.38%, 12/15/25 .................. 2,490 2,380,147
0.38%, 03/26/26 .................. 2,705 2,561,300
2.13%, 04/13/26 .................. 2,810 2,724,967
0.75%, 10/26/26 .................. 1,353 1,264,975
0.00%, 11/06/26
(k)
................. 230 211,506
1.38%, 03/15/27 .................. 2,840 2,662,103
4.38%, 03/19/27 .................. 3,215 3,230,183
2.38%, 05/24/27 .................. 2,015 1,927,899
0.63%, 10/21/27 .................. 605 545,641
3.25%, 11/15/27 .................. 1,358 1,322,913
3.88%, 03/15/28 .................. 2,830 2,803,445
4.50%, 10/16/28 .................. 3,517 3,558,406
4.00%, 02/15/29 .................. 6,290 6,241,167
1.75%, 03/15/29 .................. 1,520 1,372,595
4.75%, 06/15/29 .................. 5,210 5,329,093
1.63%, 10/09/29 .................. 952 843,613
3.75%, 11/15/29 .................. 5,000 4,896,677

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
136
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
0.88%, 05/17/30 .................. USD 1,280 $ 1,069,402
3.63%, 07/15/30 .................. 3,185 3,086,576
0.75%, 09/23/30 .................. 2,506 2,055,533
1.25%, 02/14/31 .................. 3,240 2,705,310
1.63%, 05/13/31 .................. 540 459,205
4.38%, 10/10/31 .................. 4,020 4,040,871
3.75%, 02/14/33 .................. 10,575 10,166,478
4.13%, 02/13/34 .................. 3,610 3,547,171
4.88%, 02/15/36 .................. 1,400 1,455,188
Inter-American Development Bank
0.88%, 04/20/26 .................. 5,890 5,604,468
4.50%, 05/15/26 .................. 1,490 1,494,391
2.00%, 06/02/26 .................. 1,458 1,406,922
2.00%, 07/23/26 .................. 1,772 1,705,018
1.50%, 01/13/27 .................. 5,810 5,482,097
4.38%, 02/01/27 .................. 1,495 1,499,746
2.38%, 07/07/27 .................. 2,160 2,060,086
0.63%, 09/16/27 .................. 1,260 1,139,351
4.00%, 01/12/28 .................. 2,305 2,291,217
1.13%, 07/20/28 .................. 2,558 2,290,471
3.13%, 09/18/28 .................. 2,771 2,665,984
4.13%, 02/15/29 .................. 3,370 3,358,683
2.25%, 06/18/29 .................. 3,558 3,267,645
3.50%, 09/14/29 .................. 2,220 2,150,276
1.13%, 01/13/31 .................. 5,280 4,375,894
3.63%, 09/17/31 .................. 190 182,114
3.50%, 04/12/33 .................. 10,240 9,623,195
4.50%, 09/13/33 .................. 1,495 1,508,509
4.38%, 07/17/34 .................. 2,810 2,807,860
3.88%, 10/28/41 .................. 1,089 978,805
3.20%, 08/07/42 .................. 280 228,171
4.38%, 01/24/44
(d)
................. 958 908,407
Inter-American Investment Corp.
3.63%, 02/17/27 .................. 135 133,057
4.13%, 02/15/28 .................. 1,380 1,373,424
4.75%, 09/19/28 .................. 970 985,824
4.25%, 02/14/29 .................. 1,265 1,261,773
International Bank for Reconstruction &
Development
3.13%, 11/20/25 .................. 855 843,225
4.75%, 04/10/26 .................. 2,660 2,676,287
0.88%, 07/15/26 .................. 790 746,691
4.00%, 08/27/26 .................. 3,005 2,994,022
1.88%, 10/27/26 .................. 2,931 2,801,221
3.13%, 06/15/27 .................. 4,764 4,640,216
2.50%, 11/22/27 .................. 3,566 3,395,108
0.75%, 11/24/27 .................. 4,038 3,643,400
1.38%, 04/20/28 .................. 3,300 3,003,452
4.50%, 06/26/28 .................. 10,180 10,166,786
3.50%, 07/12/28 .................. 3,695 3,608,995
4.63%, 08/01/28 .................. 3,781 3,838,030
1.13%, 09/13/28 .................. 4,217 3,759,904
5.50%, 03/05/29 .................. 50 50,036
3.63%, 09/21/29 .................. 3,400 3,312,628
3.88%, 10/16/29 .................. 1,105 1,088,711
1.75%, 10/23/29 .................. 2,879 2,564,460
3.88%, 02/14/30 .................. 5,270 5,178,410
0.88%, 05/14/30 .................. 3,603 3,010,256
4.00%, 07/25/30 .................. 2,265 2,235,839
0.75%, 08/26/30 .................. 4,045 3,319,851
4.00%, 01/10/31 .................. 5,310 5,229,705
1.25%, 02/10/31 .................. 3,830 3,195,071
4.50%, 04/10/31 .................. 3,410 3,449,382
1.63%, 11/03/31 .................. 6,642 5,573,076
2.50%, 03/29/32 .................. 1,265 1,121,264
Security
Par (000)
Par (000) Value
Supranational (continued)
4.75%, 11/14/33 .................. USD 3,415 $ 3,515,028
5.10%, 04/05/34 .................. 50 49,806
5.75%, 05/02/34 .................. 20 20,217
3.88%, 08/28/34 .................. 8,445 8,108,685
4.75%, 02/15/35
(d)
................. 2,033 2,083,157
International Development Association
0.88%, 04/28/26
(c)
................. 195 185,265
0.75%, 06/10/27
(e)
................. 260 237,788
4.88%, 11/01/28
(c)
................. 2,295 2,351,359
4.38%, 06/11/29
(c)
................. 4,420 4,443,441
1.00%, 12/03/30
(c)
................. 35 28,843
3.75%, 09/12/31
(c)
................. 215 207,321
International Finance Corp.
2.13%, 04/07/26 .................. 2,823 2,737,266
0.75%, 10/08/26 .................. 2,789 2,610,490
4.38%, 01/15/27 .................. 780 782,091
4.50%, 07/13/28 .................. 2,145 2,169,547
4.25%, 07/02/29 .................. 790 791,419
0.75%, 08/27/30
(d)
................. 1,610 1,322,150
International Finance Facility for Immunisation
Co.
(e)
4.75%, 11/03/25 .................. 100 100,057
1.00%, 04/21/26 .................. 141 134,022
New Development Bank (The)
(e)
5.13%, 04/26/26 .................. 200 199,837
1.13%, 04/27/26 .................. 200 188,707
Nordic Investment Bank
0.50%, 01/21/26 .................. 230 219,219
3.38%, 09/08/27 .................. 330 322,549
4.38%, 03/14/28 .................. 1,130 1,135,276
4.25%, 02/28/29 .................. 1,015 1,015,760
OPEC Fund for International Development
(The), 4.50%
,
01/26/26
(c)
............. 170 169,458
372,948,213
Sweden — 0.0%
Svensk Exportkredit AB
4.63%, 11/28/25 .................. 60 60,014
4.38%, 02/13/26 .................. 1,600 1,596,625
4.88%, 09/14/26 .................. 25 25,236
2.25%, 03/22/27 .................. 1,570 1,496,226
3.75%, 09/13/27 .................. 1,200 1,183,880
4.13%, 06/14/28 .................. 1,155 1,149,206
4.25%, 02/01/29 .................. 975 971,686
4.88%, 10/04/30 .................. 1,065 1,090,045
7,572,918
Thailand — 0.0%
Export-Import Bank of Thailand
(e)
3.90%, 06/02/27 .................. 200 195,463
5.35%, 05/16/29 .................. 600 609,840
805,303
Turkey — 0.0%
Turkiye Ihracat Kredi Bankasi A/S
(e)
9.38%, 01/31/26 .................. 400 418,421
5.75%, 07/06/26 .................. 800 796,710
9.00%, 01/28/27 .................. 800 848,289
7.50%, 02/06/28 .................. 400 411,572
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26
(e)
................. 600 605,267
5.50%, 10/01/26
(e)
................. 400 397,050
9.00%, 10/12/28
(e)
................. 800 860,218
6.88%, 01/07/30
(c)
................. 400 395,248

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
137
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Turkey (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99%,
10/05/34
(e)(g)
................... USD 800 $ 826,467
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(e)
...................... 400 419,667
5,978,909
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/28
(a)(e)(f)
...... 600 392,406
United Arab Emirates — 0.0%
(e)
Emirates Development Bank PJSC, 1.64%
,
06/15/26 ....................... 600 569,356
Finance Department Government of Sharjah
6.50%, 11/23/32 .................. 800 841,606
3.63%, 03/10/33 .................. 1,000 857,460
6.13%, 03/06/36 .................. 1,000 1,003,999
4.00%, 07/28/50 .................. 1,100 741,316
4.38%, 03/10/51 .................. 400 285,876
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29 .................. 600 598,606
4.88%, 07/25/33 .................. 800 785,714
5.25%, 07/25/34 .................. 400 399,484
6,083,417
United Kingdom — 0.0%
Bank of England Euro Note
(c)
4.63%, 03/06/26
(d)
................. 1,410 1,413,536
4.50%, 03/05/27 .................. 230 231,121
1,644,657
Total Foreign Agency Obligations — 2.8%
(Cost: $974,591,187) .............................. 946,470,809
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(e)
9.50%, 11/12/25 .................. 600 608,319
8.25%, 05/09/28 .................. 1,800 1,715,017
8.00%, 11/26/29 .................. 2,000 1,828,971
8.75%, 04/14/32 .................. 1,800 1,628,965
9.38%, 05/08/48 .................. 1,800 1,534,167
9.13%, 11/26/49 .................. 1,200 999,472
8,314,911
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 .................. 4,143 2,925,783
0.75%, 07/09/30
(j)
................. 26,918 17,627,249
4.12%, 07/09/35
(j)
................. 32,088 17,747,730
5.00%, 01/09/38
(j)
................. 15,735 9,358,899
3.50%, 07/09/41
(j)
................. 15,030 7,706,536
4.12%, 07/09/46
(d)(j)
................ 2,825 1,620,216
Ciudad Autonoma De Buenos Aires, 7.50%
,
06/01/27
(e)
...................... 900 892,093
Provincia de Buenos Aires
(e)(j)
5.87%, 09/01/37 .................. 1,000 503,882
6.63%, 09/01/37 .................. 5,945 3,366,530
Provincia de Cordoba, 6.99%
,
06/01/27
(d)(e)(j)
.. 452 420,174
62,169,092
Azerbaijan — 0.0%
Republic of Azerbaijan, 3.50%
,
09/01/32
(e)
... 950 823,621
Bahrain — 0.1%
(e)
CBB International Sukuk Programme Co. WLL
4.50%, 03/30/27 .................. 1,000 978,353
Security
Par (000)
Par (000) Value
Bahrain (continued)
3.95%, 09/16/27 .................. USD 1,200 $ 1,150,856
3.88%, 05/18/29 .................. 1,000 935,714
6.25%, 10/18/30 .................. 600 621,062
6.00%, 02/12/31 .................. 1,000 1,023,338
Kingdom of Bahrain
7.00%, 01/26/26 .................. 1,200 1,211,953
4.25%, 01/25/28 .................. 600 569,731
7.00%, 10/12/28 .................. 1,400 1,452,824
6.75%, 09/20/29 .................. 1,600 1,643,972
7.38%, 05/14/30 .................. 1,100 1,158,862
5.63%, 09/30/31 .................. 1,000 957,573
5.45%, 09/16/32 .................. 1,400 1,307,648
5.25%, 01/25/33 .................. 1,400 1,280,038
5.63%, 05/18/34 .................. 2,200 2,035,474
7.75%, 04/18/35 .................. 1,000 1,062,590
7.50%, 02/12/36 .................. 1,000 1,048,533
6.00%, 09/19/44 .................. 1,000 852,349
7.50%, 09/20/47 .................. 800 794,260
6.25%, 01/25/51 .................. 400 340,931
20,426,061
Belgium — 0.0%
Kingdom of Belgium, 4.88%
,
06/10/55
(c)
..... 1,200 1,180,666
Bermuda — 0.0%
Bermuda Government Bond
(e)
3.72%, 01/25/27 .................. 125 121,334
4.75%, 02/15/29 .................. 215 212,138
2.38%, 08/20/30 .................. 1,145 985,454
5.00%, 07/15/32 .................. 1,185 1,164,228
3.38%, 08/20/50 .................. 760 525,050
3,008,204
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50%, 03/20/28 .................. 1,000 630,194
7.50%, 03/02/30 .................. 800 505,160
1,135,354
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26
(d)
................. 1,800 1,819,959
10.13%, 05/15/27
(d)
................ 997 1,117,404
4.63%, 01/13/28
(d)
................. 3,250 3,216,319
4.50%, 05/30/29
(d)
................. 1,800 1,732,261
3.88%, 06/12/30 .................. 3,000 2,730,358
6.25%, 03/18/31 .................. 2,100 2,138,366
3.75%, 09/12/31
(d)
................. 1,400 1,234,010
6.13%, 01/22/32 .................. 1,800 1,813,852
6.00%, 10/20/33 .................. 2,600 2,581,929
8.25%, 01/20/34 .................. 1,325 1,528,251
6.13%, 03/15/34 .................. 2,400 2,375,450
7.13%, 01/20/37 .................. 1,571 1,686,142
5.63%, 01/07/41 .................. 2,600 2,347,019
5.00%, 01/27/45 .................. 3,700 2,916,559
5.63%, 02/21/47 .................. 2,400 2,041,962
4.75%, 01/14/50
(d)
................. 3,900 2,857,735
7.13%, 05/13/54 .................. 2,400 2,397,510
36,535,086
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(e)
1,500 1,440,240
Canada — 0.2%
Canadian Government Bond
0.75%, 05/19/26 .................. 980 928,700
3.75%, 04/26/28 .................. 290 286,276

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
138
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
4.63%, 04/30/29 .................. USD 2,700 $ 2,747,177
Province of Alberta
2.05%, 08/17/26
(c)
................. 285 273,842
3.30%, 03/15/28 .................. 3,830 3,708,763
1.30%, 07/22/30 .................. 3,170 2,668,932
4.50%, 01/24/34 .................. 380 375,312
Province of British Columbia
6.50%, 01/15/26
(d)
................. 300 306,611
2.25%, 06/02/26 .................. 1,751 1,694,705
0.90%, 07/20/26 .................. 1,911 1,803,131
4.80%, 11/15/28 .................. 1,700 1,730,031
4.90%, 04/24/29 .................. 2,515 2,568,950
1.30%, 01/29/31
(d)
................. 1,030 853,881
4.20%, 07/06/33 .................. 2,060 1,998,641
4.75%, 06/12/34 .................. 2,515 2,531,775
7.25%, 09/01/36 .................. 250 301,664
Province of Manitoba
2.13%, 06/22/26 .................. 2,313 2,229,470
1.50%, 10/25/28 .................. 255 228,951
4.30%, 07/27/33 .................. 10 9,741
4.90%, 05/31/34 .................. 1,800 1,831,569
Province of New Brunswick, 3.63%
,
02/24/28 . 940 914,712
Province of Ontario
0.63%, 01/21/26 .................. 1,940 1,852,233
1.05%, 04/14/26 .................. 830 790,996
2.50%, 04/27/26 .................. 4,268 4,151,200
2.30%, 06/15/26 .................. 1,016 982,766
3.10%, 05/19/27 .................. 400 388,283
1.05%, 05/21/27 .................. 410 377,965
4.20%, 01/18/29 .................. 2,620 2,603,420
3.70%, 09/17/29 .................. 2,000 1,943,964
2.00%, 10/02/29 .................. 2,733 2,448,793
1.13%, 10/07/30 .................. 3,885 3,218,593
1.60%, 02/25/31 .................. 1,420 1,195,134
1.80%, 10/14/31 .................. 785 658,501
2.13%, 01/21/32 .................. 1,630 1,391,051
5.05%, 04/24/34 .................. 1,700 1,752,443
Province of Quebec
2.50%, 04/20/26 .................. 2,952 2,871,534
2.75%, 04/12/27 .................. 4,212 4,060,746
3.63%, 04/13/28 .................. 1,055 1,032,081
4.50%, 04/03/29 .................. 3,520 3,538,422
7.50%, 09/15/29 .................. 743 841,686
1.35%, 05/28/30 .................. 2,330 1,977,254
1.90%, 04/21/31 .................. 1,225 1,047,036
4.50%, 09/08/33 .................. 1,085 1,077,137
4.25%, 09/05/34 .................. 2,100 2,032,614
Province of Saskatchewan, 3.25%
,
06/08/27 . 265 257,530
72,484,216
Chile — 0.1%
Republic of Chile
3.13%, 01/21/26 .................. 500 489,508
2.75%, 01/31/27 .................. 1,000 956,078
3.24%, 02/06/28 .................. 2,000 1,911,260
4.85%, 01/22/29 .................. 1,600 1,603,765
2.45%, 01/31/31 .................. 1,600 1,393,429
2.55%, 01/27/32 .................. 1,400 1,199,800
2.55%, 07/27/33 .................. 2,000 1,655,128
3.50%, 01/31/34 .................. 1,400 1,240,073
4.95%, 01/05/36 .................. 2,411 2,356,908
3.10%, 05/07/41 .................. 2,700 2,004,906
4.34%, 03/07/42 .................. 2,000 1,743,784
3.63%, 10/30/42 .................. 150 117,385
3.86%, 06/21/47 .................. 2,238 1,746,350
Security
Par (000)
Par (000) Value
Chile (continued)
3.50%, 01/25/50 .................. USD 1,850 $ 1,341,199
4.00%, 01/31/52
(d)
................. 1,000 781,495
3.50%, 04/15/53 .................. 1,200 857,490
5.33%, 01/05/54 .................. 1,147 1,105,579
3.10%, 01/22/61 .................. 2,204 1,373,350
3.25%, 09/21/71
(d)
................. 1,000 624,696
24,502,183
China — 0.0%
People's Republic of China
(e)
1.25%, 10/26/26
(d)
................. 1,200 1,135,686
2.63%, 11/02/27 .................. 1,000 964,395
3.50%, 10/19/28 .................. 800 782,800
2.13%, 12/03/29 .................. 1,800 1,642,470
1.20%, 10/21/30 .................. 1,800 1,528,363
1.75%, 10/26/31 .................. 1,000 857,020
2.75%, 12/03/39 .................. 1,100 901,681
4.00%, 10/19/48 .................. 400 371,901
2.25%, 10/21/50
(d)
................. 600 397,258
2.50%, 10/26/51 .................. 600 416,755
8,998,329
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 .................. 1,200 1,188,193
3.88%, 04/25/27 .................. 2,062 1,975,461
4.50%, 03/15/29 .................. 1,600 1,486,634
3.00%, 01/30/30 .................. 1,425 1,186,277
3.13%, 04/15/31 .................. 2,400 1,914,289
3.25%, 04/22/32 .................. 2,000 1,544,168
8.00%, 04/20/33 .................. 1,359 1,398,866
7.50%, 02/02/34 .................. 2,202 2,183,730
8.00%, 11/14/35 .................. 2,600 2,634,303
7.75%, 11/07/36 .................. 1,800 1,771,273
7.38%, 09/18/37 .................. 1,700 1,627,427
6.13%, 01/18/41 .................. 2,325 1,911,500
4.13%, 02/22/42 .................. 1,000 637,227
5.63%, 02/26/44 .................. 3,225 2,427,374
5.00%, 06/15/45 .................. 4,200 2,882,857
5.20%, 05/15/49 .................. 2,600 1,781,392
4.13%, 05/15/51
(d)
................. 1,600 934,621
8.75%, 11/14/53 .................. 1,600 1,629,909
8.38%, 11/07/54 .................. 1,600 1,562,895
3.88%, 02/15/61
(d)
................. 1,825 971,778
33,650,174
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13%, 02/19/31
(d)
................. 1,200 1,223,418
6.55%, 04/03/34 .................. 1,400 1,453,535
5.63%, 04/30/43
(d)
................. 600 542,341
7.00%, 04/04/44 .................. 1,000 1,028,123
7.16%, 03/12/45 .................. 1,600 1,670,575
7.30%, 11/13/54
(d)
................. 1,300 1,375,216
7,293,208
Denmark — 0.0%
Kommunekredit, 0.50%
,
01/28/26
(e)
........ 200 190,498
Dominican Republic — 0.1%
Dominican Republic Government Bond
(e)
6.88%, 01/29/26 .................. 1,400 1,417,625
5.95%, 01/25/27 .................. 1,880 1,885,413
6.00%, 07/19/28 .................. 1,350 1,356,487
5.50%, 02/22/29 .................. 1,900 1,861,948
4.50%, 01/30/30 .................. 2,250 2,087,577
7.05%, 02/03/31
(d)
................. 1,050 1,096,451

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
139
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
4.88%, 09/23/32 .................. USD 2,450 $ 2,237,698
6.00%, 02/22/33 .................. 1,850 1,818,676
6.60%, 06/01/36 .................. 2,000 2,032,869
5.30%, 01/21/41 .................. 1,200 1,049,755
7.45%, 04/30/44 .................. 1,300 1,411,866
6.85%, 01/27/45 .................. 2,000 2,037,071
6.50%, 02/15/48
(d)
................. 850 831,643
6.40%, 06/05/49 .................. 1,350 1,307,594
5.88%, 01/30/60 .................. 3,350 2,959,885
25,392,558
Ecuador — 0.0%
Republic of Ecuador
(e)
0.00%, 07/31/30
(k)
................. 1,244 678,697
6.90%, 07/31/30
(j)
................. 3,456 2,376,623
5.50%, 07/31/35
(j)
................. 7,474 4,147,509
5.00%, 07/31/40
(j)
................. 3,185 1,612,407
8,815,236
Egypt — 0.1%
(e)
Arab Republic of Egypt
3.88%, 02/16/26 .................. 800 767,142
7.50%, 01/31/27 .................. 1,800 1,785,386
5.80%, 09/30/27 .................. 1,200 1,128,468
6.59%, 02/21/28 .................. 1,200 1,137,069
7.60%, 03/01/29 .................. 1,603 1,534,564
5.88%, 02/16/31 .................. 1,600 1,323,974
7.05%, 01/15/32 .................. 1,000 858,523
7.63%, 05/29/32 .................. 1,800 1,576,939
7.30%, 09/30/33 .................. 1,500 1,263,237
6.88%, 04/30/40 .................. 600 440,482
8.50%, 01/31/47 .................. 2,200 1,743,654
7.90%, 02/21/48 .................. 1,200 901,344
8.70%, 03/01/49 .................. 1,600 1,282,932
8.88%, 05/29/50 .................. 2,000 1,626,737
8.75%, 09/30/51 .................. 800 645,016
8.15%, 11/20/59 .................. 600 455,572
7.50%, 02/16/61 .................. 1,600 1,126,981
Egyptian Financial Co. for Sovereign Taskeek
(The), 10.88%
,
02/28/26 ............. 1,400 1,456,038
21,054,058
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63%, 02/28/29 .................. 431 424,810
9.25%, 04/17/30 .................. 1,000 990,230
8.25%, 04/10/32 .................. 600 561,001
7.65%, 06/15/35
(d)
................. 938 819,427
7.12%, 01/20/50 .................. 1,198 918,344
9.50%, 07/15/52
(d)
................. 900 854,337
4,568,149
Finland — 0.0%
Kuntarahoitus OYJ
(c)
3.25%, 08/24/27 .................. 290 281,997
3.63%, 10/09/29 .................. 2,500 2,431,231
Republic of Finland
6.95%, 02/15/26 .................. 970 997,421
0.88%, 05/20/30
(c)
................. 450 375,070
4.38%, 07/02/34
(c)
................. 1,000 997,893
5,083,612
Gabon — 0.0%
Gabon Government Bond
(e)
6.63%, 02/06/31 .................. 800 637,403
Security
Par (000)
Par (000) Value
Gabon (continued)
7.00%, 11/24/31 .................. USD 600 $ 478,500
1,115,903
Georgia — 0.0%
Georgia Government Bond, 2.75%
,
04/22/26
(e)
400 374,197
Germany — 0.0%
State of North Rhine-Westphalia, 1.00%
,
04/21/26
(e)
...................... 600 570,795
Ghana — 0.0%
Republic of Ghana
5.00%, 07/03/29
(e)(j)
................ 2,741 2,353,306
0.00%, 01/03/30
(e)(k)
................ 609 461,256
5.00%, 07/03/35
(c)(j)
................ 400 279,096
5.00%, 07/03/35
(e)(j)
................ 3,941 2,749,860
5,843,518
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(e)
................. 600 588,156
4.38%, 06/05/27
(e)
................. 400 385,298
4.88%, 02/13/28
(e)
................. 400 387,740
5.25%, 08/10/29
(e)
................. 800 775,798
4.90%, 06/01/30
(e)
................. 400 381,170
6.05%, 08/06/31
(c)
................. 400 398,298
6.05%, 08/06/31
(e)
................. 200 199,149
5.38%, 04/24/32
(d)(e)
................ 700 674,642
7.05%, 10/04/32
(e)
................. 800 843,109
3.70%, 10/07/33
(e)
................. 800 660,859
6.60%, 06/13/36
(e)
................. 800 810,575
6.55%, 02/06/37
(c)
................. 800 804,676
4.65%, 10/07/41
(e)
................. 400 316,034
6.13%, 06/01/50
(d)(e)
................ 1,400 1,278,884
8,504,388
Honduras — 0.0%
Republic of Honduras
(d)(e)
6.25%, 01/19/27 .................. 650 634,028
5.63%, 06/24/30 .................. 550 493,150
1,127,178
Hong Kong — 0.0%
Hong Kong Government International Bond
4.38%, 01/11/26
(c)
................. 800 800,584
0.63%, 02/02/26
(c)(d)
................ 200 191,065
4.25%, 06/07/26
(c)
................. 200 200,000
4.25%, 07/24/27
(c)
................. 1,200 1,207,683
4.50%, 01/11/28
(c)
................. 1,400 1,410,442
4.00%, 06/07/28
(c)(d)
................ 800 794,515
1.38%, 02/02/31
(c)
................. 1,200 1,003,824
1.75%, 11/24/31
(e)
................. 800 674,745
4.63%, 01/11/33
(c)
................. 2,000 2,032,408
4.00%, 06/07/33
(c)
................. 800 779,586
2.38%, 02/02/51
(c)
................. 400 258,710
5.25%, 01/11/53
(c)
................. 400 430,838
Hong Kong Sukuk 2017 Ltd., 3.13%
,
02/28/27
(e)
800 781,855
10,566,255
Hungary — 0.1%
Hungary Government Bond
6.13%, 05/22/28
(e)
................. 1,800 1,852,665
5.25%, 06/16/29
(e)
................. 1,600 1,585,494
2.13%, 09/22/31
(e)
................. 1,800 1,440,259
6.25%, 09/22/32
(e)
................. 1,600 1,662,484
5.50%, 06/16/34
(e)
................. 1,000 978,263
5.50%, 03/26/36
(e)
................. 3,600 3,468,475
7.63%, 03/29/41 .................. 1,610 1,835,157

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
140
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary (continued)
3.13%, 09/21/51
(e)
................. USD 2,200 $ 1,354,487
6.75%, 09/25/52
(e)
................. 1,400 1,490,355
15,667,639
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84%, 12/13/27 .................. 600 582,512
3.25%, 02/13/30 .................. 800 731,827
1,314,339
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk. PT,
3.75%
,
03/30/26
(e)
................. 400 388,371
Perusahaan Penerbit SBSN Indonesia III
(e)
4.55%, 03/29/26
(d)
................. 1,600 1,603,755
1.50%, 06/09/26 .................. 1,000 952,270
4.15%, 03/29/27 .................. 2,000 1,982,389
4.40%, 06/06/27 .................. 1,800 1,798,416
4.40%, 03/01/28
(d)
................. 1,600 1,588,343
5.40%, 11/15/28 .................. 1,000 1,023,806
4.45%, 02/20/29 .................. 1,300 1,286,732
5.10%, 07/02/29 .................. 1,200 1,217,078
2.80%, 06/23/30 .................. 1,000 899,688
2.55%, 06/09/31
(d)
................. 1,230 1,069,203
4.70%, 06/06/32
(d)
................. 1,200 1,184,335
5.60%, 11/15/33 .................. 900 940,311
5.20%, 07/02/34 .................. 1,000 1,012,433
3.80%, 06/23/50
(d)
................. 1,000 783,291
3.55%, 06/09/51 .................. 800 596,346
5.50%, 07/02/54 .................. 600 612,090
Republic of Indonesia
4.75%, 01/08/26
(e)
................. 1,800 1,805,272
4.35%, 01/08/27
(e)
................. 1,300 1,294,824
3.85%, 07/18/27
(d)(e)
................ 800 786,264
4.15%, 09/20/27 .................. 700 692,033
3.50%, 01/11/28 .................. 1,250 1,206,757
4.55%, 01/11/28 .................. 800 797,508
4.10%, 04/24/28 .................. 1,200 1,179,434
4.75%, 02/11/29
(d)
................. 1,000 1,001,929
4.40%, 03/10/29 .................. 1,400 1,383,876
3.40%, 09/18/29 .................. 740 699,002
2.85%, 02/14/30 .................. 1,000 910,094
3.85%, 10/15/30 .................. 1,600 1,519,744
1.85%, 03/12/31 .................. 1,200 1,003,112
2.15%, 07/28/31 .................. 1,200 1,010,135
3.55%, 03/31/32
(d)
................. 1,000 915,191
4.65%, 09/20/32 .................. 1,300 1,271,974
4.85%, 01/11/33 .................. 1,600 1,584,433
4.70%, 02/10/34 .................. 1,300 1,271,164
4.75%, 09/10/34 .................. 1,200 1,175,093
8.50%, 10/12/35
(e)
................. 1,550 1,979,916
6.63%, 02/17/37
(e)
................. 1,550 1,750,292
7.75%, 01/17/38
(e)
................. 1,900 2,359,128
5.25%, 01/17/42
(e)
................. 2,400 2,390,994
4.63%, 04/15/43
(d)(e)
................ 1,200 1,117,515
6.75%, 01/15/44
(e)
................. 1,800 2,107,897
5.13%, 01/15/45
(e)
................. 1,800 1,760,530
5.95%, 01/08/46
(e)
................. 1,100 1,175,251
5.25%, 01/08/47
(d)(e)
................ 1,600 1,581,494
4.75%, 07/18/47
(e)
................. 810 760,651
4.35%, 01/11/48 .................. 1,650 1,446,234
5.35%, 02/11/49 .................. 700 706,857
3.70%, 10/30/49 .................. 1,200 936,304
3.50%, 02/14/50 .................. 1,150 865,771
4.20%, 10/15/50
(d)
................. 1,450 1,227,906
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.05%, 03/12/51 .................. USD 2,000 $ 1,370,862
4.30%, 03/31/52 .................. 600 513,857
5.45%, 09/20/52 .................. 575 580,111
5.65%, 01/11/53 .................. 600 621,270
5.10%, 02/10/54
(d)
................. 1,000 965,688
5.15%, 09/10/54 .................. 1,200 1,165,773
3.20%, 09/23/61 .................. 800 524,388
4.45%, 04/15/70 .................. 800 673,393
3.35%, 03/12/71 .................. 1,000 661,777
69,690,555
Iraq — 0.0%
Republic of Iraq, 5.80%
,
01/15/28
(e)
........ 1,122 1,078,721
Israel — 0.1%
State of Israel Government Bond
2.88%, 03/16/26 .................. 800 773,244
6.25%, 11/21/27
(e)
................. 800 824,141
3.25%, 01/17/28 .................. 800 749,030
5.38%, 03/12/29 .................. 2,000 2,002,385
2.50%, 01/15/30 .................. 800 691,387
2.75%, 07/03/30 .................. 2,200 1,901,982
6.50%, 11/06/31
(e)
................. 1,400 1,455,184
4.50%, 01/17/33 .................. 2,000 1,822,185
5.50%, 09/18/33 .................. 70 74,634
5.50%, 03/12/34 .................. 3,000 2,920,042
4.50%, 01/30/43 .................. 1,750 1,430,992
4.13%, 01/17/48 .................. 800 597,643
3.38%, 01/15/50 .................. 2,024 1,317,229
3.88%, 07/03/50 .................. 1,950 1,366,790
5.75%, 03/12/54 .................. 3,000 2,739,235
3.80%, 05/13/60
(e)
................. 4,800 3,182,000
4.50%, 04/03/2120 ................ 1,400 974,298
24,822,401
Italy — 0.0%
Italy Government Bond
1.25%, 02/17/26 .................. 4,045 3,867,306
2.88%, 10/17/29 .................. 1,946 1,771,463
5.38%, 06/15/33 .................. 1,572 1,571,590
4.00%, 10/17/49 .................. 2,217 1,642,985
3.88%, 05/06/51 .................. 2,245 1,578,751
10,432,095
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38%, 03/03/28 .................. 600 594,909
7.63%, 01/30/33 .................. 1,200 1,191,318
6.13%, 06/15/33 .................. 1,200 1,085,907
8.25%, 01/30/37 .................. 1,600 1,592,384
4,464,518
Jamaica — 0.0%
Jamaica Government Bond
6.75%, 04/28/28 .................. 1,150 1,193,878
8.00%, 03/15/39
(d)
................. 1,500 1,784,488
7.88%, 07/28/45 .................. 1,600 1,906,906
4,885,272
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
6.13%, 01/29/26 .................. 600 595,666
5.75%, 01/31/27 .................. 1,080 1,059,184
7.75%, 01/15/28 .................. 600 614,615
7.50%, 01/13/29 .................. 1,600 1,628,082
5.85%, 07/07/30 .................. 1,200 1,132,716

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
141
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jordan (continued)
7.38%, 10/10/47 .................. USD 1,000 $ 909,360
5,939,623
Kazakhstan — 0.0%
Republic of Kazakhstan
4.71%, 04/09/35
(c)
................. 1,400 1,362,205
4.88%, 10/14/44
(e)
................. 1,200 1,126,277
6.50%, 07/21/45
(e)
................. 1,400 1,564,371
4,052,853
Kenya — 0.0%
Republic of Kenya
(e)
7.00%, 05/22/27 .................. 1,000 985,252
7.25%, 02/28/28 .................. 1,300 1,242,065
9.75%, 02/16/31 .................. 2,000 2,007,606
8.00%, 05/22/32 .................. 1,000 918,177
6.30%, 01/23/34 .................. 1,000 805,558
8.25%, 02/28/48 .................. 800 669,545
6,628,203
Kuwait — 0.0%
State of Kuwait
3.50%, 03/20/27
(e)
................. 4,700 4,613,373
4,613,373
Latvia — 0.0%
Latvia Government Bond, 5.13%
,
07/30/34
(c)
. 1,340 1,330,707
Lebanon — 0.0%
Lebanese Republic
(a)(f)
6.60%, 11/27/26
(e)
................. 1,650 139,395
6.85%, 03/23/27
(e)
................. 1,330 111,352
6.75%, 11/29/27
(e)
................. 1,132 95,270
6.65%, 11/03/28
(e)
................. 550 46,344
6.85%, 05/25/29 .................. 895 75,056
6.65%, 02/26/30
(e)
................. 1,500 126,274
7.00%, 03/23/32
(e)
................. 1,600 133,769
7.05%, 11/02/35
(e)
................. 400 33,634
7.25%, 03/23/37
(e)
................. 345 29,075
790,169
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd., 4.24%
,
04/22/45 ....................... 400 366,961
Malaysia Sukuk Global Bhd.
3.18%, 04/27/26 .................. 1,150 1,127,760
4.08%, 04/27/46 .................. 750 670,223
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31 .................. 750 645,161
3.08%, 04/28/51 .................. 250 183,008
2,993,113
Maldives — 0.0%
Maldives Sukuk Issuance Ltd., 9.88%
,
04/08/26
(e)
...................... 640 527,405
Mexico — 0.2%
United Mexican States
4.13%, 01/21/26 .................. 1,600 1,586,837
11.50%, 05/15/26 ................. 200 224,035
4.15%, 03/28/27 .................. 2,165 2,128,210
3.75%, 01/11/28 .................. 1,400 1,343,875
5.40%, 02/09/28 .................. 1,555 1,559,682
4.50%, 04/22/29 .................. 2,700 2,608,046
5.00%, 05/07/29 .................. 1,200 1,177,146
3.25%, 04/16/30 .................. 2,100 1,869,152
2.66%, 05/24/31 .................. 3,433 2,851,154
8.30%, 08/15/31 .................. 1,175 1,379,008
Security
Par (000)
Par (000) Value
Mexico (continued)
4.75%, 04/27/32 .................. USD 2,035 $ 1,892,487
7.50%, 04/08/33 .................. 980 1,089,785
4.88%, 05/19/33 .................. 1,800 1,656,232
3.50%, 02/12/34 .................. 3,800 3,089,234
6.75%, 09/27/34 .................. 1,550 1,613,601
6.35%, 02/09/35 .................. 2,855 2,866,741
6.00%, 05/07/36 .................. 4,800 4,661,547
6.05%, 01/11/40 .................. 2,730 2,625,335
4.28%, 08/14/41 .................. 2,600 2,002,908
4.75%, 03/08/44 .................. 3,614 2,871,044
5.55%, 01/21/45
(d)
................. 2,435 2,199,295
4.60%, 01/23/46 .................. 2,200 1,670,903
4.35%, 01/15/47 .................. 1,300 952,835
4.60%, 02/10/48 .................. 2,050 1,542,572
4.50%, 01/31/50 .................. 1,759 1,303,396
5.00%, 04/27/51 .................. 2,400 1,892,825
4.40%, 02/12/52 .................. 2,400 1,712,584
6.34%, 05/04/53 .................. 2,800 2,601,381
6.40%, 05/07/54 .................. 2,400 2,252,943
3.77%, 05/24/61 .................. 3,000 1,804,141
3.75%, 04/19/71 .................. 3,200 1,861,085
5.75%, 10/12/2110 ................ 2,650 2,117,079
63,007,098
Mongolia — 0.0%
Government of Mongolia
(e)
5.13%, 04/07/26 .................. 600 590,979
3.50%, 07/07/27 .................. 400 373,515
8.65%, 01/19/28 .................. 800 851,071
4.45%, 07/07/31 .................. 400 354,512
2,170,077
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38%, 12/15/27 .................. 800 733,040
5.95%, 03/08/28 .................. 1,000 1,014,647
3.00%, 12/15/32 .................. 1,200 989,593
6.50%, 09/08/33 .................. 1,800 1,888,565
5.50%, 12/11/42 .................. 400 359,737
4.00%, 12/15/50 .................. 1,200 828,387
5,813,969
Mozambique — 0.0%
Republic of Mozambique, 9.00%
,
09/15/31
(e)(j)
. 800 666,873
Nigeria — 0.1%
Federal Republic of Nigeria
(e)
7.63%, 11/21/25 .................. 800 796,136
6.50%, 11/28/27 .................. 1,400 1,319,950
6.13%, 09/28/28 .................. 1,400 1,261,263
8.38%, 03/24/29 .................. 1,200 1,155,338
7.14%, 02/23/30 .................. 1,500 1,355,534
8.75%, 01/21/31 .................. 1,000 956,267
7.88%, 02/16/32 .................. 1,600 1,435,957
7.38%, 09/28/33 .................. 1,800 1,519,745
7.70%, 02/23/38 .................. 1,200 972,963
7.63%, 11/28/47 .................. 1,400 1,064,872
9.25%, 01/21/49 .................. 600 542,803
8.25%, 09/28/51 .................. 1,200 954,062
13,334,890
Oman — 0.1%
(e)
Oman Government Bond
4.75%, 06/15/26 .................. 2,400 2,376,519
5.38%, 03/08/27 .................. 1,150 1,150,440
6.75%, 10/28/27 .................. 1,800 1,870,853
5.63%, 01/17/28 .................. 2,400 2,415,374

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
142
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oman (continued)
6.00%, 08/01/29 .................. USD 1,800 $ 1,840,614
6.25%, 01/25/31 .................. 2,265 2,357,070
7.38%, 10/28/32 .................. 1,000 1,117,808
6.50%, 03/08/47 .................. 2,050 2,060,209
6.75%, 01/17/48 .................. 2,400 2,475,557
7.00%, 01/25/51 .................. 1,200 1,278,618
Oman Sovereign Sukuk SAOC, 4.88%
,
06/15/30 ....................... 1,600 1,607,038
20,550,100
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.00%, 04/08/26 .................. 1,200 1,125,198
6.88%, 12/05/27 .................. 1,600 1,446,400
7.38%, 04/08/31 .................. 1,690 1,428,311
8.88%, 04/08/51 .................. 900 715,268
Pakistan Global Sukuk Programme Co. Ltd.
(The), 7.95%
,
01/31/29 .............. 600 558,959
5,274,136
Panama — 0.1%
Republic of Panama
7.13%, 01/29/26 .................. 764 778,635
8.88%, 09/30/27 .................. 1,065 1,161,542
3.88%, 03/17/28 .................. 1,050 987,326
9.38%, 04/01/29 .................. 950 1,073,919
3.16%, 01/23/30 .................. 1,400 1,206,272
7.50%, 03/01/31 .................. 1,000 1,051,984
2.25%, 09/29/32 .................. 2,200 1,612,075
3.30%, 01/19/33 .................. 1,000 787,834
6.38%, 07/25/33
(c)(e)
................ 800 766,838
6.40%, 02/14/35 .................. 2,000 1,915,678
6.70%, 01/26/36 .................. 2,230 2,191,197
6.88%, 01/31/36 .................. 1,000 985,858
8.00%, 03/01/38 .................. 2,000 2,107,020
4.50%, 05/15/47 .................. 1,000 690,370
4.50%, 04/16/50 .................. 2,800 1,865,585
4.30%, 04/29/53 .................. 2,000 1,267,408
6.85%, 03/28/54 .................. 1,400 1,287,092
4.50%, 04/01/56 .................. 2,500 1,607,792
7.88%, 03/01/57 .................. 400 418,244
3.87%, 07/23/60 .................. 3,400 1,918,271
4.50%, 01/19/63 .................. 1,400 886,584
26,567,524
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond, 8.38%
,
10/04/28
(e)
............. 480 472,299
Paraguay — 0.0%
Republic of Paraguay
(e)
4.70%, 03/27/27 .................. 400 395,437
4.95%, 04/28/31 .................. 1,200 1,166,705
2.74%, 01/29/33 .................. 600 497,380
3.85%, 06/28/33 .................. 400 354,606
5.85%, 08/21/33 .................. 600 605,876
6.00%, 02/09/36 .................. 800 818,445
6.10%, 08/11/44 .................. 1,030 1,015,761
5.60%, 03/13/48 .................. 400 365,066
5.40%, 03/30/50
(d)
................. 1,000 885,644
6,104,920
Peru — 0.1%
Republic of Peru
2.39%, 01/23/26 .................. 69 66,720
4.13%, 08/25/27 .................. 780 764,949
2.84%, 06/20/30 .................. 874 778,332
Security
Par (000)
Par (000) Value
Peru (continued)
2.78%, 01/23/31 .................. USD 3,270 $ 2,836,407
1.86%, 12/01/32 .................. 1,150 891,403
8.75%, 11/21/33 .................. 2,225 2,717,655
3.00%, 01/15/34 .................. 2,100 1,727,776
5.38%, 02/08/35 .................. 995 979,960
6.55%, 03/14/37 .................. 930 998,653
3.30%, 03/11/41 .................. 1,100 824,184
5.63%, 11/18/50 .................. 2,225 2,173,488
3.55%, 03/10/51
(d)
................. 2,010 1,422,491
5.88%, 08/08/54 .................. 2,295 2,274,613
2.78%, 12/01/60 .................. 2,245 1,256,086
3.60%, 01/15/72 .................. 880 563,625
3.23%, 07/28/2121
(d)
............... 1,280 715,152
20,991,494
Philippines — 0.1%
Republic of Philippines
5.50%, 03/30/26 .................. 1,000 1,012,758
3.23%, 03/29/27 .................. 200 194,063
5.17%, 10/13/27 .................. 400 406,919
3.00%, 02/01/28 .................. 1,900 1,802,477
4.63%, 07/17/28 .................. 600 598,000
3.75%, 01/14/29 .................. 1,600 1,544,585
9.50%, 02/02/30 .................. 1,597 1,945,852
4.38%, 03/05/30
(d)
................. 1,600 1,578,682
2.46%, 05/05/30 .................. 1,200 1,069,434
7.75%, 01/14/31 .................. 1,700 1,967,282
1.65%, 06/10/31 .................. 1,200 988,916
1.95%, 01/06/32 .................. 625 515,551
6.38%, 01/15/32 .................. 970 1,056,747
3.56%, 09/29/32 .................. 600 546,271
5.61%, 04/13/33 .................. 1,000 1,043,942
5.00%, 07/17/33 .................. 1,000 1,002,684
5.25%, 05/14/34 .................. 1,000 1,017,625
6.38%, 10/23/34 .................. 1,810 1,999,248
4.75%, 03/05/35 .................. 1,800 1,762,206
5.00%, 01/13/37 .................. 1,600 1,592,256
3.95%, 01/20/40 .................. 1,600 1,383,598
3.70%, 03/01/41 .................. 1,725 1,423,053
3.70%, 02/02/42 .................. 1,725 1,416,207
2.95%, 05/05/45 .................. 1,750 1,220,604
2.65%, 12/10/45 .................. 1,400 920,354
3.20%, 07/06/46 .................. 2,200 1,577,064
4.20%, 03/29/47 .................. 1,200 1,011,526
5.95%, 10/13/47 .................. 200 213,862
5.50%, 01/17/48 .................. 1,400 1,416,243
5.60%, 05/14/49 .................. 1,200 1,228,177
5.18%, 09/05/49 .................. 1,800 1,743,441
37,199,627
Poland — 0.1%
Republic of Poland
3.25%, 04/06/26 .................. 1,600 1,571,011
5.50%, 11/16/27 .................. 1,740 1,786,253
4.63%, 03/18/29 .................. 1,600 1,600,393
5.75%, 11/16/32 .................. 1,460 1,522,069
4.88%, 10/04/33 .................. 2,550 2,511,294
5.13%, 09/18/34 .................. 3,000 2,964,822
5.50%, 04/04/53 .................. 2,550 2,471,310
5.50%, 03/18/54 .................. 3,600 3,470,767
17,897,919
Qatar — 0.1%
State of Qatar
3.25%, 06/02/26
(e)
................. 3,200 3,135,293
4.50%, 04/23/28
(e)
................. 2,650 2,663,762

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
143
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Qatar (continued)
4.00%, 03/14/29
(e)
................. USD 4,200 $ 4,128,615
4.63%, 05/29/29
(e)
................. 1,400 1,414,014
3.75%, 04/16/30
(e)
................. 3,600 3,472,850
9.75%, 06/15/30
(c)
................. 678 858,091
4.75%, 05/29/34
(e)
................. 1,800 1,822,797
6.40%, 01/20/40
(c)
................. 1,200 1,386,717
5.75%, 01/20/42
(c)(d)
................ 1,000 1,079,939
4.63%, 06/02/46
(e)
................. 2,000 1,862,557
5.10%, 04/23/48
(e)
................. 6,300 6,222,751
4.82%, 03/14/49
(e)
................. 6,000 5,681,479
4.40%, 04/16/50
(e)
................. 4,800 4,266,383
37,995,248
Romania — 0.1%
Romania Government Bond
3.00%, 02/27/27
(e)
................. 1,176 1,117,101
5.25%, 11/25/27
(e)
................. 850 843,450
6.63%, 02/17/28
(e)
................. 1,676 1,727,358
5.88%, 01/30/29
(e)
................. 1,650 1,657,126
3.00%, 02/14/31
(e)
................. 1,600 1,352,008
3.63%, 03/27/32
(e)
................. 1,300 1,114,294
7.13%, 01/17/33
(e)
................. 1,400 1,481,163
6.38%, 01/30/34
(e)
................. 2,000 1,995,522
6.00%, 05/25/34
(e)
................. 1,500 1,460,303
5.75%, 03/24/35
(c)
................. 2,000 1,884,328
6.13%, 01/22/44
(d)(e)
................ 860 809,344
5.13%, 06/15/48
(e)
................. 1,450 1,187,682
4.00%, 02/14/51
(e)
................. 2,250 1,511,947
7.63%, 01/17/53
(e)
................. 1,190 1,285,793
19,427,419
Rwanda — 0.0%
Republic of Rwanda, 5.50%
,
08/09/31
(e)
..... 600 504,542
Saudi Arabia — 0.3%
(e)
Kingdom of Saudi Arabia
3.25%, 10/26/26 .................. 5,000 4,863,928
2.50%, 02/03/27 .................. 1,100 1,049,322
4.75%, 01/18/28 .................. 3,200 3,213,279
3.63%, 03/04/28 .................. 5,050 4,880,687
4.38%, 04/16/29 .................. 4,000 3,943,082
4.75%, 01/16/30 .................. 3,200 3,180,988
4.50%, 04/17/30 .................. 2,900 2,849,840
3.25%, 10/22/30 .................. 1,700 1,557,566
2.75%, 02/03/32 .................. 1,000 867,417
5.50%, 10/25/32 .................. 2,000 2,062,079
2.25%, 02/02/33 .................. 3,200 2,595,867
4.88%, 07/18/33 .................. 3,000 2,969,092
5.00%, 01/16/34 .................. 4,600 4,569,909
4.50%, 10/26/46 .................. 6,800 5,712,230
4.63%, 10/04/47 .................. 4,510 3,840,861
5.00%, 04/17/49 .................. 3,550 3,183,297
5.25%, 01/16/50 .................. 3,250 3,018,623
3.25%, 11/17/51 .................. 1,200 785,490
5.00%, 01/18/53 .................. 3,500 3,063,870
5.75%, 01/16/54 .................. 4,800 4,646,479
3.75%, 01/21/55 .................. 2,600 1,822,223
4.50%, 04/22/60 .................. 2,200 1,755,892
3.45%, 02/02/61 .................. 3,200 2,046,035
KSA Sukuk Ltd.
3.63%, 04/20/27 .................. 4,000 3,907,059
5.27%, 10/25/28 .................. 2,400 2,449,724
4.30%, 01/19/29 .................. 2,000 1,968,063
4.27%, 05/22/29 .................. 3,400 3,339,596
2.97%, 10/29/29 .................. 2,400 2,203,864
2.25%, 05/17/31 .................. 2,000 1,701,782
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
4.51%, 05/22/33 .................. USD 2,600 $ 2,514,717
86,562,861
Senegal — 0.0%
Republic of Senegal
(e)
7.75%, 06/10/31 .................. 800 732,623
6.25%, 05/23/33 .................. 1,200 990,550
6.75%, 03/13/48 .................. 1,200 846,002
2,569,175
Serbia — 0.0%
Republic of Serbia
(e)
6.25%, 05/26/28 .................. 600 617,486
2.13%, 12/01/30 .................. 1,300 1,073,681
6.50%, 09/26/33 .................. 1,000 1,045,858
6.00%, 06/12/34 .................. 1,600 1,605,340
4,342,365
Slovenia — 0.0%
Slovenia Government Bond, 5.00%
,
09/19/33
(c)
1,200 1,205,618
South Africa — 0.1%
Republic of South Africa
4.88%, 04/14/26 .................. 1,200 1,186,723
4.85%, 09/27/27 .................. 1,000 979,506
4.30%, 10/12/28 .................. 2,200 2,079,589
4.85%, 09/30/29 .................. 2,000 1,885,320
5.88%, 06/22/30 .................. 1,400 1,368,494
5.88%, 04/20/32 .................. 1,400 1,339,273
6.25%, 03/08/41
(d)
................. 775 695,788
5.38%, 07/24/44 .................. 1,200 942,286
5.00%, 10/12/46 .................. 1,000 725,159
5.65%, 09/27/47 .................. 1,400 1,095,418
6.30%, 06/22/48
(d)
................. 600 506,435
5.75%, 09/30/49 .................. 3,100 2,420,438
7.30%, 04/20/52 .................. 1,600 1,505,145
16,729,574
South Korea — 0.0%
Republic of Korea
2.75%, 01/19/27 .................. 1,000 967,199
3.50%, 09/20/28 .................. 400 387,359
2.50%, 06/19/29 .................. 925 854,916
4.50%, 07/03/29 .................. 2,400 2,421,886
1.00%, 09/16/30 .................. 600 496,473
1.75%, 10/15/31 .................. 600 503,261
4.13%, 06/10/44 .................. 1,150 1,036,686
3.88%, 09/20/48 .................. 400 340,649
7,008,429
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(a)(e)(f)
6.85%, 11/03/25 .................. 1,650 1,032,173
6.83%, 07/18/26 .................. 1,200 746,848
6.20%, 05/11/27 .................. 1,200 744,044
6.75%, 04/18/28 .................. 1,200 753,110
7.85%, 03/14/29 .................. 1,224 766,784
7.55%, 03/28/30 .................. 1,450 899,110
4,942,069
Supranational — 0.0%
Isdb Trust Services NO 2 SARL
(e)
1.26%, 03/31/26 .................. 2,855 2,728,219
4.60%, 03/14/28 .................. 1,700 1,710,435
4.91%, 10/03/28 .................. 1,200 1,222,868
4.75%, 05/15/29 .................. 1,700 1,726,328
7,387,850

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
144
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Suriname — 0.0%
Suriname Government International Bond
7.95%, 07/15/33
(c)
................. USD 203 $ 189,116
7.95%, 07/15/33
(e)
................. 505 471,701
660,817
Sweden — 0.0%
(c)
Kingdom of Sweden, 4.38%
,
01/30/26 ...... 1,000 998,565
Kommuninvest I Sverige AB, 4.25%
,
12/10/25 5,000 4,985,040
5,983,605
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(e)
4.50%, 08/04/26
(d)
................. 1,000 975,803
4.50%, 06/26/30 .................. 600 559,907
5.95%, 01/14/31 .................. 655 652,604
6.40%, 06/26/34 .................. 800 802,195
2,990,509
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(e)
9.76%, 11/13/25 .................. 2,400 2,505,319
5.13%, 06/22/26 .................. 2,800 2,775,754
7.25%, 02/24/27 .................. 3,200 3,298,626
8.51%, 01/14/29 .................. 2,400 2,592,741
Istanbul Metropolitan Municipality
(e)
6.38%, 12/09/25 .................. 600 598,592
10.50%, 12/06/28 ................. 800 874,502
Republic of Turkiye (The)
4.75%, 01/26/26
(d)
................. 1,400 1,393,923
4.25%, 04/14/26 .................. 1,000 985,485
4.88%, 10/09/26 .................. 3,200 3,166,603
6.00%, 03/25/27 .................. 3,000 3,030,647
8.60%, 09/24/27 .................. 2,000 2,154,851
9.88%, 01/15/28 .................. 4,200 4,683,429
5.13%, 02/17/28 .................. 2,200 2,148,150
6.13%, 10/24/28 .................. 2,200 2,206,029
9.38%, 03/14/29
(d)
................. 2,600 2,893,426
7.63%, 04/26/29 .................. 3,200 3,340,588
11.88%, 01/15/30
(d)
................ 1,100 1,390,680
5.25%, 03/13/30 .................. 2,200 2,070,602
9.13%, 07/13/30 .................. 2,600 2,899,580
5.95%, 01/15/31 .................. 2,000 1,907,146
5.88%, 06/26/31
(d)
................. 1,600 1,511,278
7.13%, 07/17/32 .................. 3,400 3,405,238
9.38%, 01/19/33 .................. 2,400 2,736,845
6.50%, 09/20/33
(d)
................. 1,200 1,152,131
8.00%, 02/14/34
(d)
................. 1,380 1,481,159
7.63%, 05/15/34
(d)
................. 3,400 3,504,714
6.50%, 01/03/35 .................. 2,900 2,752,673
6.88%, 03/17/36 .................. 2,674 2,587,441
7.25%, 03/05/38
(d)
................. 812 819,138
6.75%, 05/30/40
(d)
................. 2,000 1,842,711
6.00%, 01/14/41 .................. 2,950 2,484,563
4.88%, 04/16/43 .................. 3,250 2,329,726
6.63%, 02/17/45
(d)
................. 2,850 2,483,266
5.75%, 05/11/47
(d)
................. 3,400 2,625,992
78,633,548
Ukraine — 0.0%
Ukraine Government Bond
(e)(j)
1.75%, 02/01/29 .................. 857 514,671
0.00%, 02/01/30 .................. 1,043 505,376
0.00%, 02/01/34 .................. 2,008 748,420
1.75%, 02/01/34 .................. 2,813 1,330,986
0.00%, 02/01/35 .................. 2,074 1,009,661
1.75%, 02/01/35 .................. 2,775 1,282,382
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 02/01/36 .................. USD 1,062 $ 512,656
1.75%, 02/01/36 .................. 2,439 1,108,725
7,012,877
United Arab Emirates — 0.2%
Dubai DOF Sukuk Ltd.
(e)
5.00%, 04/30/29 .................. 1,400 1,426,945
2.76%, 09/09/30 .................. 1,300 1,173,578
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26
(e)
................. 1,250 1,225,951
2.94%, 06/10/27
(e)
................. 800 754,228
4.23%, 03/14/28
(e)
................. 800 776,614
3.23%, 10/23/29
(e)
................. 1,000 910,712
3.89%, 04/04/30
(e)
................. 800 747,777
3.20%, 07/13/31
(e)
................. 600 527,112
6.09%, 03/19/34
(e)
................. 1,400 1,467,686
5.43%, 04/17/35
(c)
................. 600 596,209
UAE International Government Bond
(e)
2.00%, 10/19/31 .................. 600 506,859
4.05%, 07/07/32 .................. 1,600 1,536,925
4.92%, 09/25/33 .................. 1,400 1,414,058
4.86%, 07/02/34 .................. 2,080 2,094,742
2.88%, 10/19/41 .................. 1,400 1,027,908
4.95%, 07/07/52 .................. 1,000 939,483
3.25%, 10/19/61 .................. 2,000 1,352,931
United Arab Emirates Government Bond
(e)
3.13%, 05/03/26 .................. 2,400 2,347,429
3.13%, 10/11/27 .................. 4,000 3,862,119
1.63%, 06/02/28 .................. 2,000 1,807,774
4.88%, 04/30/29 .................. 1,400 1,421,268
2.50%, 09/30/29 .................. 3,700 3,373,055
3.13%, 04/16/30 .................. 3,000 2,795,397
1.70%, 03/02/31 .................. 1,600 1,347,965
1.88%, 09/15/31 .................. 1,400 1,171,762
5.00%, 04/30/34 .................. 1,200 1,221,615
5.25%, 01/30/43 .................. 1,000 970,862
4.13%, 10/11/47 .................. 3,000 2,527,003
3.13%, 09/30/49 .................. 4,800 3,341,966
3.88%, 04/16/50 .................. 3,700 2,951,624
3.90%, 09/09/50 .................. 1,600 1,169,903
3.00%, 09/15/51 .................. 1,200 805,285
5.50%, 04/30/54 .................. 1,600 1,628,038
2.70%, 09/02/70 .................. 2,000 1,155,174
52,377,957
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 1,303 1,298,392
4.38%, 01/23/31 .................. 2,362 2,321,461
7.88%, 01/15/33 .................. 819 974,905
5.75%, 10/28/34 .................. 2,200 2,315,124
7.63%, 03/21/36 .................. 1,100 1,322,083
4.13%, 11/20/45 .................. 720 629,157
5.10%, 06/18/50 .................. 3,650 3,473,543
4.98%, 04/20/55 .................. 3,550 3,277,367
5.25%, 09/10/60 .................. 850 804,890
16,416,922
Uzbekistan — 0.0%
Republic of Uzbekistan, 5.38%
,
02/20/29
(e)
... 200 190,485
Zambia — 0.0%
Republic of Zambia
(e)
5.75%, 06/30/33
(j)
................. 1,604 1,409,104

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
145
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Zambia (continued)
0.50%, 12/31/53 .................. USD 1,183 $ 642,142
2,051,246
Total Foreign Government Obligations — 3.3%
(Cost: $1,154,132,696) ............................ 1,109,442,718
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
2.65%, 09/01/37 .................. 520 414,266
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A, RB,
4.84%, 01/01/41 .................. 1,000 937,039
California — 0.2%
Bay Area Toll Authority
Series 2009F-2, RB, 6.26%, 04/01/49 .... 1,140 1,242,260
Series 2010S-1, RB, 7.04%, 04/01/50 .... 150 176,622
Series 2010S-3, RB, 6.91%, 10/01/50 .... 775 897,671
Series 2021F3, RB, 3.13%, 04/01/55 .... 565 392,562
California Earthquake Authority , Series 2022A,
RB, 5.60%, 07/01/27 ............... 200 201,569
California Health Facilities Financing Authority
Series 2022, RB, 4.19%, 06/01/37 ...... 55 50,787
Series 2022, RB, 4.35%, 06/01/41
(d)
..... 480 437,029
California State University
Series 2020E, RB, 2.90%, 11/01/51 ..... 100 72,020
Series 2020B, RB, 2.98%, 11/01/51 ..... 680 477,986
Series 2021B, RB, 2.72%, 11/01/52 ..... 1,055 704,787
Series 2023B, RB, 5.18%, 11/01/53 ..... 110 108,856
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A,
RB, 4.24%, 05/15/48 ............... 55 47,331
City of San Francisco , Series 2010G, RB,
6.95%, 11/01/50 .................. 50 57,163
East Bay Municipal Utility District Water
System , Series 2010B, RB, 5.87%, 06/01/40 500 522,730
Foothill-Eastern Transportation Corridor
Agency , Series 2019A, RB, 4.09%, 01/15/49 350 291,559
Golden State Tobacco Securitization Corp.
(SAP)
Series 2021A, RB, 3.12%, 06/01/38 ..... 1,000 811,562
Series 2021A1, RB, 3.71%, 06/01/41 .... 385 294,742
Series 2021B, RB, 3.29%, 06/01/42 ..... 315 243,031
Series 2021B, RB, 3.00%, 06/01/46 ..... 90 82,671
Series 2021B-1, RB, 3.85%, 06/01/50 .... 160 150,093
Series 2021A1, RB, 4.21%, 06/01/50 .... 205 151,531
Los Angeles Community College District , Series
2010E, GO, 6.75%, 08/01/49
(d)
......... 535 614,664
Los Angeles Department of Water & Power
Series 2010D, RB, 6.57%, 07/01/45 ..... 600 667,484
Series 2010A, RB, 6.60%, 07/01/50
(d)
.... 855 984,565
Regents of the University of California Medical
Center Pooled
Series 2022Q, RB, 4.13%, 05/15/32 ..... 1,105 1,055,135
Series 2010H, RB, 6.55%, 05/15/48 ..... 725 797,119
Series 2009F, RB, 6.58%, 05/15/49 ..... 1,260 1,385,771
Series 2022Q, RB, 4.56%, 05/15/53 ..... 175 156,354
Series 2020N, RB, 3.26%, 05/15/60
(d)
.... 540 367,679
Series 2020N, RB, 3.71%, 05/15/2120
(d)
.. 100 66,821
San Diego County Regional Transportation
Commission , Series 2010A, RB,
5.91%, 04/01/48 .................. 160 166,374
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Water Authority , Series
2010B, RB, 6.14%, 05/01/49 .......... USD 250 $ 266,451
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A, RB,
4.66%, 10/01/27 .................. 410 411,908
San Joaquin Hills Transportation Corridor
Agency , Series 2021B, RB, 3.49%, 01/15/50 250 193,793
State of California
Series 2021, GO, 1.70%, 02/01/28
(d)
..... 250 230,038
Series 2018, GO, 3.50%, 04/01/28 ...... 2,815 2,738,326
Series 2019, GO, 3.05%, 04/01/29
(d)
..... 500 473,043
GO, 4.50%, 08/01/29
(m)
............. 350 351,921
Series 2024, GO, 5.13%, 09/01/29 ...... 1,000 1,030,709
Series 2019, GO, 2.50%, 10/01/29 ...... 570 522,397
Series 2009, GO, 7.50%, 04/01/34
(d)
..... 1,900 2,204,068
Series 2024, GO, 5.15%, 09/01/34 ...... 1,000 1,023,606
Series 2018, GO, 4.60%, 04/01/38 ...... 125 119,059
Series 2009, GO, 7.55%, 04/01/39 ...... 1,630 1,968,139
Series 2009, GO, 7.30%, 10/01/39 ...... 1,155 1,342,472
Series 2009, GO, 7.35%, 11/01/39 ...... 500 583,985
Series 2010, GO, 7.63%, 03/01/40
(d)
..... 1,200 1,451,992
Series 2010, GO, 7.60%, 11/01/40 ...... 2,350 2,881,466
Series 2023, GO, 5.88%, 10/01/41 ...... 2,000 2,076,630
Series 2023, GO, 5.20%, 03/01/43 ...... 105 103,597
University of California
Series 2020BG, RB, 1.61%, 05/15/30 .... 720 615,316
Series 2021BJ, RB, 3.07%, 05/15/51 .... 1,305 887,572
Series 2012AD, RB, 4.86%, 05/15/2112 .. 110 98,659
Series 2015AQ, RB, 4.77%, 05/15/2115 .. 1,445 1,266,039
36,517,714
Connecticut — 0.0%
State of Connecticut , Series A, GO,
5.85%, 03/15/32 .................. 1,340 1,417,788
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A, RB, 4.81%, 10/01/2114 .... 100 90,840
Florida — 0.0%
County of Broward Airport System , Series
2019C, RB, 3.48%, 10/01/43 .......... 1,000 820,772
County of Miami-Dade
Series 2018C, RB, 4.28%, 10/01/41 ..... 60 54,129
Series 2020B, RB, 2.60%, 07/01/42 ..... 1,000 741,419
County of Miami-Dade Seaport Department ,
Series 2023, RB, 6.22%, 11/01/55 ...... 50 52,773
State Board of Administration Finance Corp.
Series 2020A, RB, 1.71%, 07/01/27 ..... 750 692,526
Series 2020A, RB, 2.15%, 07/01/30 ..... 925 796,146
Series 2024A, RB, 5.53%, 07/01/34 ..... 750 761,076
3,918,841
Georgia — 0.1%
City of Atlanta , Series 2020, RB,
2.26%, 11/01/35 .................. 120 96,601
Municipal Electric Authority of Georgia
Series 2010-A, RB, 6.64%, 04/01/57 ..... 990 1,088,495
Series 2010-A, RB, 6.66%, 04/01/57 ..... 310 343,597
Series 2010-A, RB, 7.06%, 04/01/57 ..... 825 938,339
2,467,032
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021,
RB, 2.86%, 09/01/46 ............... 85 60,497

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
146
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 0.1%
Chicago O'Hare International Airport
Series 2010B, RB, 6.40%, 01/01/40 ..... USD 500 $ 544,558
Series 2018C, RB, 4.47%, 01/01/49
(d)
.... 80 71,985
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008A, RB, 6.90%, 12/01/40 ..... 1,252 1,383,808
Series 2008B, RB, 6.90%, 12/01/40
(d)
.... 767 846,988
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B, RB, 6.20%, 12/01/40 400 418,249
Illinois State Toll Highway Authority , Series
2009A, RB, 6.18%, 01/01/34 .......... 180 190,255
Sales Tax Securitization Corp.
Series 2021B, RB, 3.24%, 01/01/42 ..... 1,000 797,984
Series 2019A, RB, 4.79%, 01/01/48 ..... 595 561,654
State of Illinois
Series 2003, GO, 5.10%, 06/01/33 ...... 7,158 7,116,352
Series 2010-5, GO, 7.35%, 07/01/35 ..... 629 683,418
12,615,251
Indiana — 0.0%
Indiana Finance Authority , Series 2021, RB,
3.05%, 01/01/51 .................. 100 74,229
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K, RB, 2.77%, 05/01/51 .......... 420 295,126
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A, RB, 3.62%, 02/01/29 ..... 401 395,690
Series 2022A, RB, 4.48%, 08/01/39 ..... 1,405 1,336,291
Series 2023, RB, 5.20%, 12/01/39 ...... 1,215 1,224,927
State of Louisiana Gasoline & Fuels Tax , Series
2022A, RB, 2.95%, 05/01/41 .......... 195 149,167
3,106,075
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024, RB, 5.43%, 05/31/56 ...... 280 279,296
Series 2024, RB, 5.94%, 05/31/57 ...... 180 184,308
Maryland Health & Higher Educational
Facilities Authority , Series 2020D, RB,
3.05%, 07/01/40 .................. 200 150,574
614,178
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A, GO, 4.91%, 05/01/29
(d)
.... 805 806,050
Series 2022A, RB, 3.77%, 07/15/29 ..... 805 784,993
Series 2009E, GO, 5.46%, 12/01/39 ..... 1,145 1,168,169
Series 2019H, GO, 2.90%, 09/01/49 ..... 550 389,160
Commonwealth of Massachusetts
Transportation Fund , Series 2010A, RB,
5.73%, 06/01/40 .................. 1,000 1,017,237
Massachusetts School Building Authority
Series 2019B, RB, 3.40%, 10/15/40 ..... 65 54,603
Series 2020C, RB, 2.95%, 05/15/43
(d)
.... 1,765 1,334,100
5,554,312
Michigan — 0.0%
Michigan Finance Authority
Series 2019T, RB, 3.08%, 12/01/34 ..... 350 305,816
Series 2019T, RB, 3.38%, 12/01/40 ..... 55 45,072
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University , Series 2022A, RB,
4.17%, 08/15/2122 ................. USD 550 $ 425,883
Michigan Strategic Fund , Series 2021A, RB,
3.23%, 09/01/47 .................. 50 38,334
University of Michigan
Series 2020B, RB, 2.44%, 04/01/40 ..... 238 173,766
Series 2020B, RB, 2.56%, 04/01/50 ..... 2,000 1,277,348
Series 2022B, RB, 3.50%, 04/01/52 ..... 119 92,575
Series 2022A, RB, 3.50%, 04/01/52 ..... 153 117,781
Series 2022A, RB, 4.45%, 04/01/2122 ... 1,596 1,330,746
3,807,321
Minnesota — 0.0%
University of Minnesota , Series 2022, RB,
4.05%, 04/01/52
(d)
................. 268 227,179
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A, RB, 3.23%, 05/15/50 ..... 500 367,648
Series 2017A, RB, 3.65%, 08/15/57 ..... 225 172,413
540,061
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A, RB, 3.04%, 10/01/49 ..... 50 36,517
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A, RB, 7.43%, 02/15/29 ......... 1,085 1,154,262
New Jersey Transportation Trust Fund Authority
Series 2010C, RB, 5.75%, 12/15/28 ..... 50 50,859
Series 2010B, RB, 6.56%, 12/15/40 ..... 1,210 1,315,986
New Jersey Turnpike Authority
Series 2009F, RB, 7.41%, 01/01/40 ..... 1,055 1,243,240
Series 2010A, RB, 7.10%, 01/01/41 ..... 1,435 1,643,279
Rutgers The State University of New Jersey
Series 2010H, RB, 5.67%, 05/01/40 ..... 500 506,798
Series 2019R, RB, 3.27%, 05/01/43 ..... 200 160,718
Series 2019P, RB, 3.92%, 05/01/2119 .... 100 71,157
6,146,299
New York — 0.0%
City of New York
Series A-2, GO, 5.21%, 10/01/31 ....... 135 134,710
Series 2025, Sub-Series C-2, GO,
4.61%, 09/01/37 ................ 450 434,131
Series 2011C-1, GO, 5.52%, 10/01/37 .... 450 456,770
Series 2011F-1, GO, 6.27%, 12/01/37 .... 1,000 1,072,267
Series 2025, Sub-Series D-2, GO,
5.26%, 10/01/44 ................ 250 246,676
Series 2023B, Sub-Series B-2, GO,
5.26%, 10/01/52
(d)
............... 75 76,014
Series 2024B, Sub-Series B1, GO,
5.83%, 10/01/53
(d)
............... 1,000 1,079,092
Series 2025, Sub-Series D-1, GO,
5.11%, 10/01/54 ................ 100 99,029
Empire State Development Corp.
Series 2019B, RB, 3.90%, 03/15/33 ..... 205 193,242
Series 2009E, RB, 5.77%, 03/15/39 ..... 155 158,564
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 ..... 750 810,830
Series 2010E, RB, 6.81%, 11/15/40 ..... 265 289,638
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C, RB,
7.34%, 11/15/39 .................. 460 547,161

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
147
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority
Series 2010GG, RB, 5.72%, 06/15/42 .... USD 250 $ 255,562
Series 2010DD, RB, 5.95%, 06/15/42 .... 225 235,223
Series 2011AA, RB, 5.44%, 06/15/43
(d)
... 525 516,889
Series 2011CC, RB, 5.88%, 06/15/44 .... 975 1,007,954
New York City Transitional Finance Authority
Future Tax Secured , Series 2010B-1, RB,
5.57%, 11/01/38 .................. 260 264,044
New York State Dormitory Authority
Series 2009F, RB, 5.63%, 03/15/39 ..... 50 50,692
Series 2010D, RB, 5.60%, 03/15/40
(d)
.... 390 394,949
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... 1,290 1,353,551
Series 2014-181, RB, 4.96%, 08/01/46
(d)
.. 100 96,606
Series 229, RB, 3.14%, 02/15/51 ....... 230 168,945
Series 2011-168, RB, 4.93%, 10/01/51 ... 775 743,155
Series 239, RB, 5.07%, 07/15/53
(d)
...... 500 488,250
Series 201, RB, 4.23%, 10/15/57 ....... 1,000 848,274
Series 225, RB, 3.18%, 07/15/60 ....... 1,100 735,288
Series 2012-174, RB, 4.46%, 10/01/62
(d)
.. 2,300 2,035,018
Series 192, RB, 4.81%, 10/15/65 ....... 145 136,586
14,929,110
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A, RB, 3.20%, 01/15/51 ..... 435 311,252
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A, RB, 7.83%, 02/15/41 ..... 700 853,079
Series 2010A, RB, 8.08%, 02/15/50 ..... 650 862,962
JobsOhio Beverage System
Series 2023, RB, 4.43%, 01/01/33 ...... 140 138,766
Series 2013B, RB, 4.53%, 01/01/35 ..... 350 345,122
Series 2020A, RB, 2.83%, 01/01/38 ..... 250 205,529
Ohio State University (The)
Series 2010-C, RB, 4.91%, 06/01/40 ..... 1,175 1,114,190
Series 2011A, RB, 4.80%, 06/01/2111 .... 200 179,851
Ohio Turnpike & Infrastructure Commission ,
Series 2020A, RB, 3.22%, 02/15/48 ..... 160 118,959
3,818,458
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022, RB, 4.62%, 06/01/44 ...... 330 315,491
Series 2022, RB, 4.38%, 11/01/45 ...... 400 375,765
Series 2022, RB, 5.09%, 02/01/52 ...... 1,375 1,335,180
2,026,436
Oregon — 0.0%
Oregon School Boards Association (NATL ST
INTERCEPT)
Series 2002B, GO, 5.55%, 06/30/28 ..... 81 82,753
Series 2003B, GO, 5.68%, 06/30/28 ..... 100 101,835
Oregon State University , Series 2020, RB,
3.42%, 03/01/60 .................. 200 141,271
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 .................. 268 273,969
599,828
Security
Par (000)
Par (000) Value
Pennsylvania — 0.0%
City of Philadelphia , Series 2021B, RB,
2.93%, 07/01/45 .................. USD 115 $ 85,257
Commonwealth Financing Authority
Series 2018A, RB, 3.86%, 06/01/38 ..... 600 544,684
Series 2021A, RB, 2.99%, 06/01/42
(d)
.... 710 536,247
Pennsylvania State University (The)
Series 2020D, RB, 2.79%, 09/01/43 ..... 500 379,784
Series 2020D, RB, 2.84%, 09/01/50 ..... 250 173,716
Pennsylvania Turnpike Commission , Series
2010B, RB, 5.51%, 12/01/45 .......... 250 250,294
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A,
RB, 3.56%, 09/15/2119 .............. 200 132,751
2,102,733
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board , Series 2016B, RB, 4.05%, 07/01/26 250 247,676
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C, RB, 4.79%, 08/15/46 ..... 155 145,887
Series 2020B, RB, 2.44%, 08/15/49 ..... 845 537,604
City of San Antonio Electric & Gas Systems
Series 2009C, RB, 5.99%, 02/01/39 ..... 1,000 1,056,992
Series 2010A, RB, 5.81%, 02/01/41 ..... 200 206,949
Dallas Area Rapid Transit
Series 2009B, RB, 6.00%, 12/01/44 ..... 50 52,364
Series 2021A, RB, 2.61%, 12/01/48 ..... 1,500 1,029,864
Series 2010B, RB, 5.02%, 12/01/48
(d)
.... 525 501,986
Dallas County Hospital District , Series 2009C,
GO, 5.62%, 08/15/44 ............... 50 50,571
Dallas Fort Worth International Airport
Series 2020C, RB, 3.09%, 11/01/40 ..... 500 395,729
Series 2019A, RB, 3.14%, 11/01/45 ..... 250 188,837
Series 2021C, RB, 2.84%, 11/01/46 ..... 95 69,263
Series 2020C, RB, 2.92%, 11/01/50
(d)
.... 1,150 825,011
Series 2022A, RB, 4.51%, 11/01/51 ..... 1,265 1,136,028
Grand Parkway Transportation Corp. , Series
2020B, RB, 3.24%, 10/01/52 .......... 855 622,175
North Texas Tollway Authority , Series 2009B,
RB, 6.72%, 01/01/49 ............... 1,248 1,423,125
Permanent University Fund - Texas A&M
University System , Series 2017B, RB,
3.66%, 07/01/47 .................. 100 83,535
Permanent University Fund - University
of Texas System , Series 2017A, RB,
3.38%, 07/01/47 .................. 1,120 882,742
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 .................. 1,015 1,058,758
Texas Department of Transportation
State Highway Fund , Series 2010, RB,
5.18%, 04/01/30 .................. 1,115 1,120,544
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1, RB, 5.10%, 04/01/35 .... 1,752 1,780,704
Series 2023A-2, RB, 5.17%, 04/01/41 .... 1,335 1,352,340
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B, RB,
3.92%, 12/31/49 .................. 400 329,265
Texas Transportation Commission , Series 2020,
GO, 2.47%, 10/01/44 ............... 500 354,351
15,204,624

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
148
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia — 0.0%
University of Virginia
Series 2020, RB, 2.26%, 09/01/50 ...... USD 1,120 $ 666,864
Series 2017C, RB, 4.18%, 09/01/2117 ... 50 39,233
706,097
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T, RB, 5.49%, 11/01/39 ... 30 30,628
Wisconsin — 0.0%
State of Wisconsin
Series 2023A, RB, 5.70%, 05/01/26 ..... 15 15,166
Series 2017C, RB, 3.15%, 05/01/27 ..... 250 242,784
257,950
Total Municipal Bonds — 0.4%
(Cost: $137,538,772) .............................. 119,075,357
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(g)
... 500 504,323
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 1,974,493
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,686 1,622,322
Series 2019-BN16, Class C, 4.79%,
02/15/52
(g)
.................... 1,000 898,790
Series 2020-BN25, Class C, 3.35%,
01/15/63
(g)
.................... 200 165,159
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 583,310
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(g)
.................... 5,400 5,418,737
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,318,241
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 2,000 2,085,395
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,339,025
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,398,605
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 780,459
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,582,645
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,135,171
Series 2020-C8, Class A5, 2.04%, 10/15/53 4,125 3,498,207
Series 2022-C15, Class A5, 3.66%,
04/15/55
(g)
.................... 1,940 1,754,557
Series 2022-C18, Class A5, 5.71%,
12/15/55
(g)
.................... 1,335 1,390,270
Series 2022-C18, Class AS, 6.15%,
12/15/55
(g)
.................... 2,688 2,834,495
Series 2023-C21, Class A5, 6.00%,
09/15/56
(g)
.................... 14,120 14,994,063
Series 2023-C22, Class A5, 6.80%,
11/15/56
(g)
.................... 9,475 10,628,217
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 2,250 2,323,958
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(g)
.................... 400 414,046
Series 2024-5C25, Class B, 6.15%,
03/15/57
(g)
.................... 700 707,804
Series 2024-5C25, Class C, 6.64%,
03/15/57
(g)
.................... 420 429,103
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... USD 2,000 $ 2,031,689
Series 2024-5C27, Class C, 6.70%,
07/15/57
(g)
.................... 1,000 1,022,629
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 902,463
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 1,200 1,210,735
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 2,810 2,904,648
Series 2024-C24, Class B, 5.72%, 02/15/57 1,080 1,077,687
Series 2024-C26, Class C, 6.00%,
05/15/57
(g)
.................... 1,200 1,197,202
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,018,744
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 823,967
Series 2024-C30, Class AS, 1.00%, 11/15/57 500 514,975
BBCMS Trust, Series 2021-C10, Class A5,
2.49%, 07/15/54 .................. 4,650 4,034,844
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(g)
.................... 351 345,659
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,309,694
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 727,701
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,751,271
Series 2019-B11, Class A4, 3.28%, 05/15/52 3,000 2,766,662
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,377,277
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,015,889
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,213,114
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,163,053
Series 2020-IG1, Class AS, 2.91%,
09/15/43
(g)
.................... 250 187,903
Series 2021-B23, Class A5, 2.07%, 02/15/54 15,000 12,382,579
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,628,870
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,072,847
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,250,918
Series 2024-V5, Class B, 6.06%, 01/10/57
(g)
1,000 1,007,686
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,885,807
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,913,595
Series 2024-V6, Class B, 6.79%, 03/15/57 . 780 808,058
Series 2024-V6, Class C, 6.67%, 03/15/57 . 440 447,859
Series 2024-V8, Class C, 6.95%, 07/15/57
(c)
(g)
.......................... 1,500 1,551,831
BMARK, Series 2023-V4, Class A3, 6.84%,
11/15/56
(g)
...................... 4,500 4,767,188
BMO Mortgage Trust
Series 2023-C7, Class B, 6.67%, 12/15/56
(g)
3,000 3,188,934
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(g)
.................... 1,104 1,139,172
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 524,652
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(g)
.................... 1,000 1,011,622
Series 2024-5C6, Class B, 6.09%,
09/15/57
(g)
.................... 375 377,575
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(g)
.................... 700 714,432
Series 2024-5C7, Class B, 6.41%,
11/15/57
(g)
.................... 1,900 1,941,300
Series 2024-C8, Class C, 6.23%, 03/15/57
(g)
500 482,759
CD Mortgage Trust
Series 2017-CD5, Class A4, 3.43%,
08/15/50 ..................... 1,280 1,228,112
Series 2017-CD6, Class B, 3.91%,
11/13/50
(g)
.................... 500 463,810
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 960,390

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
149
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%,
04/10/49 ..................... USD 1,000 $ 978,004
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,476,287
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,631,144
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 719,088
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 450,414
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 951,740
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(g)
.................... 1,750 1,700,977
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 959,817
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(g)
.............. 2,000 1,860,522
GS Mortgage Securities Trust, Series 2018-
GS10, Class AS, 4.38%, 07/10/51
(g)
..... 1,000 919,222
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 1,236 1,192,898
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(g)
.................... 2,499 2,419,059
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class A5, 3.60%, 11/15/48 2,500 2,445,379
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 953,384
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C28, Class AS, 3.95%,
01/15/49 ....................... 2,000 1,941,335
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 967,204
Series 2018-H3, Class C, 4.85%, 07/15/51
(g)
400 372,477
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 969,379
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 818,043
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 375,699
Series 2021-L7, Class A5, 2.57%, 10/15/54 5,000 4,248,848
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A4, 3.98%, 02/15/51 ......... 875 843,528
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class A4, 3.47%, 11/15/50 5,000 4,780,710
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,147,695
Series 2018-C43, Class AS, 4.15%,
03/15/51
(g)
.................... 750 717,902
Series 2018-C47, Class A4, 4.44%, 09/15/61 3,000 2,943,113
Series 2018-C47, Class AS, 4.67%,
09/15/61
(g)
.................... 2,000 1,922,315
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 451,712
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,789,044
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 2,974,216
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 777,927
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,628,758
Series 2021-C61, Class C, 3.31%, 11/15/54 500 397,643
210,854,680
Total Non-Agency Mortgage-Backed Securities — 0.6%
(Cost: $221,268,202) .............................. 210,854,680
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50%, 12/10/27 .................. 250 237,749
2.75%, 12/13/24 .................. 1,140 1,137,440
3.00%, 03/10/28 .................. 60 57,709
3.13%, 06/13/25 - 09/12/25 ........... 3,880 3,844,119
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
3.25%, 06/09/28 - 11/16/28
(d)
.......... USD 1,375 $ 1,328,714
5.50%, 07/15/36 .................. 3,285 3,566,257
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29
(k)
................. 200 160,586
6.25%, 07/15/32 .................. 2,355 2,652,972
6.75%, 03/15/31 .................. 1,060 1,201,506
Federal National Mortgage Association
0.50%, 06/17/25 .................. 2,000 1,952,026
0.88%, 08/05/30 .................. 13,630 11,295,132
1.63%, 01/07/25 .................. 10,100 10,043,437
1.88%, 09/24/26 .................. 1,025 982,243
6.25%, 05/15/29 .................. 650 705,583
6.63%, 11/15/30 .................. 1,170 1,313,304
7.25%, 05/15/30 .................. 585 670,865
Tennessee Valley Authority
0.75%, 05/15/25 .................. 50 49,002
1.50%, 09/15/31 .................. 400 331,731
2.88%, 02/01/27 .................. 250 242,964
3.50%, 12/15/42 .................. 390 323,316
5.25%, 09/15/39 .................. 890 927,263
5.88%, 04/01/36 .................. 580 643,290
6.75%, 11/01/25 .................. 115 117,570
7.13%, 05/01/30 .................. 145 164,310
43,949,088
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K053, Class A2, 3.00%, 12/25/25 .. 3,000 2,950,216
Series K064, Class A2, 3.22%, 03/25/27 .. 3,000 2,916,471
Series K067, Class A2, 3.19%, 07/25/27 .. 3,680 3,556,682
Series K073, Class A2, 3.35%, 01/25/28 .. 1,000 965,722
Series K078, Class A2, 3.85%, 06/25/28 .. 3,600 3,518,963
Series K089, Class A2, 3.56%, 01/25/29 .. 2,000 1,925,569
Series K100, Class A2, 2.67%, 09/25/29 .. 7,000 6,427,046
Series K101, Class A2, 2.52%, 10/25/29 .. 2,000 1,821,655
Series K106, Class A2, 2.07%, 01/25/30 .. 3,170 2,803,735
Series K108, Class A2, 1.52%, 03/25/30 .. 3,000 2,575,541
Series K110, Class A2, 1.48%, 04/25/30 .. 660 563,918
Series K112, Class A2, 1.31%, 05/25/30 .. 3,000 2,525,160
Series K116, Class A2, 1.38%, 07/25/30 .. 7,091 5,959,704
Series K125, Class A2, 1.85%, 01/25/31 .. 5,000 4,259,865
Series K130, Class A2, 1.72%, 06/25/31 .. 3,500 2,932,632
Series K141, Class A1, 2.55%, 05/25/31 .. 2,231 2,057,118
Series K141, Class A2, 2.25%, 02/25/32 .. 3,000 2,559,379
Series K-1512, Class A2, 2.99%, 05/25/31 . 910 826,903
Series K-1512, Class A3, 3.06%, 04/25/34 . 720 627,413
Series K154, Class A2, 3.42%, 04/25/32 .. 1,000 950,801
Series K528, Class A2, 4.51%, 07/25/29 .. 2,000 1,989,377
Series K736, Class A2, 2.28%, 07/25/26 .. 8,994 8,695,003
Series K739, Class A2, 1.34%, 09/25/27 .. 5,780 5,329,496
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(g)
Series K-150, Class A2, 3.71%, 09/25/32 .. 11,000 10,293,142
Series K-154, Class A2, 4.35%, 01/25/33 .. 50,000 48,812,431
Series K-160, Class A2, 4.50%, 08/25/33 .. 3,438 3,386,129
Series K048, Class A2, 3.28%, 06/25/25 .. 1,593 1,579,221
Series K069, Class A2, 3.19%, 09/25/27 .. 5,969 5,759,628
Series K070, Class A2, 3.30%, 11/25/27 .. 1,652 1,596,744
Series K075, Class A2, 3.65%, 02/25/28 .. 3,065 2,982,284
Series K077, Class A2, 3.85%, 05/25/28 .. 2,400 2,346,129
Series K086, Class A2, 3.86%, 11/25/28 .. 1,000 974,817
Series K517, Class A2, 5.36%, 01/25/29 .. 6,200 6,363,366
Series K749, Class A2, 2.12%, 03/25/29 .. 15,000 13,612,278

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
150
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Series 2019-M5, Class A2, 3.27%, 02/25/29 USD 4,764 $ 4,549,439
Series 2019-M9, Class A2, 2.94%, 06/25/29 4,096 3,858,965
Federal National Mortgage Association ACES
Variable Rate Notes
(g)
Series 2017-M7, Class A2, 2.96%, 02/25/27 4,070 3,937,404
Series 2018-M1, Class A2, 2.99%, 12/25/27 645 619,405
Series 2018-M3, Class A2, 3.06%, 02/25/30 7,741 7,247,109
Series 2018-M10, Class A2,
3.36%, 07/25/28 ................ 2,704 2,607,887
Series 2018-M12, Class A2,
3.63%, 08/25/30 ................ 2,950 2,804,707
Series 2019-M2, Class A2, 3.62%, 11/25/28 1,795 1,741,254
Series 2021-M13, Class A2,
1.60%, 04/25/31 ................ 17,050 14,188,564
Series 2021-M17, Class A2,
1.71%, 07/25/31 ................ 5,000 4,173,089
Series 2022-M1, Class A2, 1.67%, 10/25/31 9,890 8,124,399
220,296,760
Mortgage-Backed Securities — 21.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30 - 01/01/33 ........... 1,197 1,133,893
3.00%, 05/01/29 - 10/01/47 ........... 19,822 18,357,877
3.50%, 05/01/32 - 06/01/49 ........... 11,350 10,396,379
4.00%, 05/01/33 - 01/01/49 ........... 4,234 3,989,339
4.50%, 02/01/41 - 01/01/49 ........... 2,146 2,080,841
5.00%, 04/01/33 - 04/01/49 ........... 829 823,106
Federal National Mortgage Association
3.00%, 02/01/47 .................. 287 257,812
3.50%, 11/01/51 .................. 1,109 1,006,168
4.00%, 02/01/47 - 02/01/57 ........... 1,446 1,352,049
Government National Mortgage Association
1.50%, 10/20/51 .................. 5,093 3,980,675
2.00%, 07/20/50 - 06/20/52 ........... 319,250 260,753,248
2.00%, 11/15/54 .................. 49,742 40,554,428
2.50%, 05/20/45 - 09/20/52 ........... 309,652 262,808,095
2.50%, 11/15/54 .................. 34,305 29,057,104
3.00%, 01/20/43 - 09/20/52 ........... 220,922 194,033,519
3.00%, 11/15/54 .................. 33,942 29,757,772
3.50%, 09/20/42 - 07/20/53 ........... 155,575 141,535,015
3.50%, 11/15/54 .................. 41,588 37,580,119
4.00%, 08/20/45 - 03/20/53 ........... 98,271 91,906,712
4.00%, 11/15/54 .................. 33,157 30,864,504
4.50%, 04/15/40 - 06/20/53 ........... 82,534 79,155,898
4.50%, 11/15/54 .................. 40,481 38,636,190
5.00%, 07/20/46 - 10/20/53 ........... 71,401 69,847,569
5.00%, 11/15/54 .................. 55,359 54,069,750
5.50%, 04/20/48 - 08/20/54 ........... 90,788 90,457,368
5.50%, 11/15/54 .................. 45,975 45,718,084
6.00%, 02/20/53 - 09/20/54 ........... 99,038 99,837,192
6.00%, 11/15/54 .................. 28,375 28,581,272
6.50%, 04/20/54 - 08/20/54 ........... 78,809 80,237,380
6.50%, 11/15/54 .................. 20,921 21,254,543
Uniform Mortgage-Backed Securities
1.50%, 03/01/36 - 04/01/52 ........... 130,586 105,332,821
1.50%, 11/25/39 - 11/25/54 ........... 57,824 48,915,052
2.00%, 12/01/35 - 10/01/52 ........... 1,572,117 1,284,148,654
2.00%, 11/25/39 - 11/25/54 ........... 68,148 59,393,032
2.00%, 05/01/50
(n)
................. 159,351 127,648,575
2.50%, 12/01/29 - 04/01/53 ........... 1,071,630 902,408,624
2.50%, 11/25/39 - 11/25/54 ........... 143,874 124,028,089
3.00%, 10/01/27 - 10/01/52 ........... 552,494 484,241,136
3.00%, 11/25/39 - 11/25/54 ........... 115,998 101,880,121
3.50%, 01/01/27 - 01/01/53 ........... 375,737 342,060,726
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 11/25/39 - 11/25/54 ........... USD 82,671 $ 74,657,378
4.00%, 07/01/29 - 02/01/53 ........... 270,556 252,933,922
4.00%, 11/25/39 - 11/25/54 ........... 115,779 108,237,883
4.50%, 11/25/39 - 11/25/54 ........... 61,481 58,395,717
4.50%, 06/01/41 - 08/01/53 ........... 185,010 176,924,224
5.00%, 06/01/39 - 06/01/54 ........... 198,323 193,352,882
5.00%, 11/25/39 - 11/25/54 ........... 57,329 55,710,699
5.50%, 09/01/41 - 11/01/54 ........... 251,968 251,000,918
5.50%, 11/25/54 .................. 83,750 82,954,294
6.00%, 07/01/41 - 09/01/54 ........... 249,806 252,704,906
6.00%, 11/25/54 .................. 61,725 62,118,482
6.50%, 07/01/53 - 09/01/54 ........... 177,291 182,750,940
6.50%, 11/25/54 .................. 49,875 50,902,755
7,152,725,731
Total U.S. Government Sponsored Agency Securities — 22.3%
(Cost: $7,946,690,291) ............................ 7,416,971,579
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26 .................. 1,700 1,734,863
6.50%, 11/15/26 .................. 1,000 1,048,203
6.63%, 02/15/27 .................. 2,000 2,113,281
6.38%, 08/15/27 .................. 3,400 3,596,563
5.50%, 08/15/28 .................. 5,500 5,770,273
5.25%, 11/15/28 - 02/15/29 ........... 12,200 12,692,265
4.50%, 02/15/36 - 02/15/44 ........... 94,625 94,008,703
5.00%, 05/15/37 .................. 21,500 22,944,531
4.38%, 02/15/38 - 08/15/43 ........... 72,974 71,427,322
3.50%, 02/15/39 .................. 3,750 3,401,953
4.63%, 02/15/40 - 05/15/54 ........... 180,356 183,103,047
1.13%, 05/15/40 - 08/15/40 ........... 137,400 85,607,719
3.88%, 08/15/40 - 05/15/43 ........... 142,135 129,863,360
1.38%, 11/15/40 - 08/15/50 ........... 63,620 36,337,397
4.25%, 11/15/40 - 08/15/54 ........... 168,811 162,404,233
1.88%, 02/15/41 - 11/15/51 ........... 213,950 132,159,766
4.75%, 02/15/41 - 11/15/53 ........... 151,496 156,516,946
2.25%, 05/15/41 - 02/15/52 ........... 178,330 119,834,324
1.75%, 08/15/41 .................. 45,700 30,654,703
3.75%, 08/15/41 - 11/15/43 ........... 16,000 14,458,750
2.00%, 11/15/41 - 08/15/51 ........... 164,940 104,149,603
3.13%, 11/15/41 - 05/15/48 ........... 61,140 49,230,045
2.38%, 02/15/42 - 05/15/51 ........... 118,400 81,398,359
3.00%, 05/15/42 - 08/15/52 ........... 247,035 190,322,066
3.25%, 05/15/42 .................. 30,050 25,288,953
2.75%, 08/15/42 - 11/15/47 ........... 79,150 59,483,835
3.38%, 08/15/42 - 11/15/48 ........... 80,550 66,899,251
4.00%, 11/15/42 - 11/15/52 ........... 69,624 64,285,005
2.88%, 05/15/43 - 05/15/52 ........... 191,600 143,727,124
3.63%, 08/15/43 - 05/15/53 ........... 144,923 124,855,866
4.13%, 08/15/44 - 08/15/53 ........... 130,885 122,942,447
2.50%, 02/15/45 - 05/15/46 ........... 127,358 91,038,242
1.25%, 05/15/50 .................. 37,200 18,687,188
1.63%, 11/15/50 .................. 42,650 23,570,789
U.S. Treasury Notes
2.25%, 11/15/25 - 11/15/27 ........... 143,680 137,565,271
4.50%, 11/15/25 - 11/15/33 ........... 589,638 595,946,797
0.38%, 11/30/25 - 09/30/27 ........... 275,050 261,015,792
2.88%, 11/30/25 - 05/15/32 ........... 269,210 253,971,698
4.88%, 11/30/25 - 10/31/30 ........... 217,507 221,439,688
4.00%, 12/15/25 - 02/15/34 ........... 815,050 806,812,764
2.63%, 12/31/25 - 07/31/29 ........... 139,169 133,673,714
4.25%, 12/31/25 - 06/30/31 ........... 588,841 589,706,813
3.88%, 01/15/26 - 08/15/34 ........... 628,139 616,077,525
1.63%, 02/15/26 - 05/15/31 ........... 233,960 213,461,387

Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
Schedule of Investments
151
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.50%, 02/28/26 - 10/31/27 ........... USD 169,600 $ 157,614,270
2.50%, 02/28/26 - 03/31/27 ........... 63,500 61,457,422
4.63%, 02/28/26 - 05/31/31 ........... 778,699 788,650,112
0.75%, 03/31/26 - 01/31/28 ........... 274,600 253,165,173
3.75%, 04/15/26 - 08/31/31 ........... 592,410 584,139,583
2.38%, 04/30/26 - 05/15/29 ........... 109,800 103,308,856
3.63%, 05/15/26 - 09/30/31 ........... 328,648 322,348,532
2.13%, 05/31/26 .................. 3,000 2,905,313
4.13%, 06/15/26 - 11/15/32 ........... 580,246 578,632,489
0.88%, 06/30/26 - 11/15/30 ........... 144,125 129,564,171
0.63%, 07/31/26 - 08/15/30 ........... 177,400 158,222,104
1.88%, 07/31/26 - 02/15/32 ........... 189,900 169,066,547
4.38%, 07/31/26 - 05/15/34 ........... 765,825 770,313,594
1.50%, 08/15/26 - 11/30/28 ........... 183,610 170,025,954
1.38%, 08/31/26 - 11/15/31 ........... 208,630 178,534,203
3.50%, 09/30/26 - 02/15/33 ........... 395,987 383,997,013
1.13%, 10/31/26 - 02/15/31 ........... 236,800 212,136,155
2.00%, 11/15/26 .................. 31,850 30,528,723
1.25%, 11/30/26 - 08/15/31 ........... 502,900 447,679,016
1.75%, 12/31/26 - 11/15/29 ........... 71,600 65,528,836
2.75%, 04/30/27 - 08/15/32 ........... 346,710 327,921,811
3.25%, 06/30/27 - 06/30/29 ........... 93,000 89,667,500
3.13%, 08/31/27 - 08/31/29 ........... 108,000 103,820,431
3.38%, 09/15/27 - 05/15/33 ........... 187,166 178,061,194
1.00%, 07/31/28 .................. 39,100 34,850,930
Total U.S. Treasury Obligations — 37.7%
(Cost: $13,315,748,567) ............................ 12,567,368,356
Total Long-Term Investments — 98.8%
(Cost: $34,785,178,643) ............................ 32,901,079,834
Shares
Shares
Short-Term Securities
Money Market Funds — 5.2%
(o)(p)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83%
(q)
.................. 378,765,142 378,765,142
BlackRock Liquidity TempCash Funds:
Institutional Shares, 4.8 5% ........... 1,340,826,286 1,341,325,760
Total Short-Term Securities — 5.2%
(Cost: $1,720,090,902) ............................ 1,720,090,902
Total Investments Before TBA Sale Commitments — 104.0%
(Cost: $36,505,269,545 ) ............................ 34,621,170,736
Par (000)
Par (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
(r)
2.50% , 11/25/39 .................. USD (7,025) $ (6,411,995)
4.50% , 11/25/54 .................. (6,150) (5,838,227)
6.00% , 11/25/54 .................. (14,300) (14,391,159)
6.50% , 11/25/54 .................. (27,200) (27,760,500)
Total TBA Sale Commitments — (0.2)%
(Proceeds: $(54,577,449)) .......................... (54,401,881)
Secu
Par (0
Par () Value s
Total Investments Net of TBA Sale Commitments — 103.8%
(Cost: $36,450,692,096 ) ............................ 34,566,768,855
Liabilities in Excess of Other Assets — (3.8)% ............. (1,250,711,883)
Net Assets — 100.0% ...............................
$ 33,316,056,972
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Zero-coupon bond.
(l)
Rounds to less than 1,000.
(m)
When-issued security.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(r)
Represents or includes a TBA transaction.

2024
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
iShares
®
Core Total USD Bond Market ETF
152
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 631,321,625 $ — $ (631,129,686)
(b)
$ 89,616 $ (281,555) $ — — $ 24,717,734 $ 608
BlackRock Cash Funds:
Treasury, SL Agency Shares 207,144,792 171,620,350
(b)
— — — 378,765,142 378,765,142 2,745,379
(c)
—
BlackRock Liquidity TempCash
Funds: Institutional Shares — 1,341,293,727
(b)
— 32,033 — 1,341,325,760 1,340,826,286 29,639,537 —
$ 121,649 $ (281,555) $ 1,720,090,902 $ 57,102,650 $ 608
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 121,118,341 $ — $ 121,118,341
Common Stocks ......................................... 5,069 — — 5,069
Corporate Bonds ......................................... — 10,408,559,415 1,213,510 10,409,772,925
Foreign Agency Obligations .................................. — 946,470,809 — 946,470,809
Foreign Government Obligations .............................. — 1,109,442,718 — 1,109,442,718
Municipal Bonds ......................................... — 119,075,357 — 119,075,357
Non-Agency Mortgage-Backed Securities ........................ — 210,854,680 — 210,854,680
U.S. Government Sponsored Agency Securities .................... — 7,416,971,579 — 7,416,971,579
U.S. Treasury Obligations ................................... — 12,567,368,356 — 12,567,368,356
Short-Term Securities
Money Market Funds ...................................... 1,720,090,902 — — 1,720,090,902
Liabilities
Investments
TBA Sale Commitments .................................... — (54,401,881) — (54,401,881)
$ 1,720,095,971 $ 32,845,459,374 $ 1,213,510 $ 34,566,768,855

Statement of Assets and Liabilities
October 31, 2024
153
Statement of Assets and Liabilities
See notes to financial statements.
iShares Core
Total USD Bond
Market ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 32,901,079,834
Investments, at value — affiliated
(c)
.......................................................................................... 1,720,090,902
Foreign currency, at value
(d)
............................................................................................... 33,508
Receivables: –
Investment s sold .................................................................................................... 297,085,290
Securities lending income — affiliated ...................................................................................... 328,038
TBA sale commitments ................................................................................................ 54,577,449
Capital shares sold ................................................................................................... 24,677,913
Dividends — unaffiliated ............................................................................................... 32
Dividends — affiliated ................................................................................................. 5,423,145
Interest — unaffiliated ................................................................................................. 284,384,650
Total a ssets .........................................................................................................
35,287,680,761
LIABILITIES
Bank overdraft ........................................................................................................ 1,089,642
Collateral on securities loaned ............................................................................................. 378,665,142
TBA sale commitments, at value
(e)
.......................................................................................... 54,401,881
Payables: –
Investments purchased ................................................................................................ 1,535,986,940
Investment advisory fees ............................................................................................... 1,480,184
Total li abilities ........................................................................................................
1,971,623,789
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 33,316,056,972
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 35,609,946,369
Accumulated loss ..................................................................................................... (2,293,889,397)
NET ASSETS ........................................................................................................
$ 33,316,056,972
NET ASSET VALUE
Shares outstanding ....................................................................................................
726,400,000
Net asset value .......................................................................................................
$ 45.86
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 34,785,178,643
(b)
  Securities loaned, at value ...................................................................................... $ 364,626,138
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,720,090,902
(d)
  Foreign currency, at cost ....................................................................................... $ 33,061
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 54,577,449

Statement of Operations

Year Ended October 31, 2024
2024
iShares Annual Financial Statements and Additional Information
154
iShares Core
Total USD Bond
Market ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 32
Dividends — affiliated ................................................................................................. 54,362,510
Interest — unaffiliated ................................................................................................. 1,061,108,042
Securities lending income — affiliated — net ................................................................................. 2,740,140
Total investment income .................................................................................................
1,118,210,724
EXPENSES
Investment advisory .................................................................................................. 16,543,097
Interest expense .................................................................................................... 38,003
Litigation fees ...................................................................................................... 21,080
Total expenses .......................................................................................................
16,602,180
Less: –
Investment advisory fees waived ......................................................................................... (1,432,604)
Total ex penses after fees waived ...........................................................................................
15,169,576
Net investment income ..................................................................................................
1,103,041,148
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,416,227,445
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (85,263,429)
Investments — affiliated ............................................................................................. 121,649
Capital gain distributions from underlying funds — affiliated ...................................................................... 608
Foreign currency transactions ......................................................................................... (131)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 9,978,107
(75,163,196)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,491,671,710
Investments — affiliated ............................................................................................. (281,555)
Foreign currency translations .......................................................................................... 489
1,491,390,644
Net realized and unrealized gain ...........................................................................................
1,416,227,448
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 2,519,268,596
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
155
Statements of Changes in Net Assets
See notes to financial statements.
iShares Core Total USD Bond Market ETF
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,103,041,148 $ 726,433,659
Net realized loss .................................................................................. (75,163,196) (259,138,422)
Net change in unrealized appreciation (depreciation) .......................................................... 1,491,390,644 (390,450,768)
Net increase in net assets resulting from operations .............................................................
2,519,268,596 76,844,469
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,060,896,249) (700,562,084)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
10,555,801,628 3,755,384,199
NET ASSETS
Total increase in net assets ............................................................................. 12,014,173,975 3,131,666,584
Beginning of year ....................................................................................
21,301,882,997 18,170,216,413
End of year ........................................................................................
$ 33,316,056,972 $ 21,301,882,997
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Financial Statements and Additional Information
156
iShares Core Total USD Bond Market ETF
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ................................
$ 42.90  $ 43.84  $ 53.11  $ 54.01  $ 52.36
Net investment income
(a)
.......................................
1 .82  1 .55  1 .08  0 .95  1 .38
Net realized and unrealized gain (loss)
(b)
.............................
2.91  (0.99) (9.34) (0.74) 1.71
Net increase (decrease) from investment operations ...................... 4.73  0.56  (8.26) 0.21  3.09
Distributions
(c)
– – – – –
From net investment income ....................................
( 1 .77 ) ( 1 .50 ) ( 1 .01 ) ( 0 .98 ) ( 1 .44 )
From net realized gain .........................................
—  —  —  ( 0 .13 ) —
Total distributions ............................................. (1.77) (1.50) (1.01) (1.11) (1.44)
Net asset value, end of year ..................................... $ 45.86  $ 42.90  $ 43.84  $ 53.11  $ 54.01
Total Return
(d)
Based on net asset value ........................................ 11.18% 1.15% (15.73)%
(e)
0.39% 5.98%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.06% 0.06% 0.06% 0.06% 0.06%
Total expenses after fees waived ...................................
0.06% 0.06% 0.05% 0.05% 0.05%
Net investment income ..........................................
4.00% 3.43% 2.23% 1.77% 2.59%
Supplemental Data
Net assets, end of year (000) ...................................... $ 33,316,057  $ 21,301,883  $ 18,170,216  $ 15,960,506  $ 5,530,617
Portfolio turnover rate
(g) (h)
......................................... 88% 110% 141% 223% 180%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
(h)
Includes mortgage dollar roll transactions ("MDRs").
See notes to financial statements.

Notes to Financial Statements
157
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is
iShares ETF
Diversification
Classification
Core Total USD Bond Market ............................................................................................. Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
158
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Notes to Financial Statements
(continued)
159
Notes to Financial Statements
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks.  Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.  A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: T BA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money”
party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions:   The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core Total USD Bond Market
Barclays Bank plc ...................................... $ 39,296,859 $ (39,296,859) $ – $ –
Barclays Capital, Inc. ................................... 2,966,284 (2,966,284) – –
BMO Capital Markets Corp. ............................... 3,207,894 (3,207,894) – –
BNP Paribas SA ....................................... 39,161,228 (39,161,228) – –
BofA Securities, Inc. .................................... 37,377,535 (37,377,535) – –
Citigroup Global Markets, Inc. .............................. 26,979,662 (26,979,662) – –
Credit Agricole Corporate & Investment Bank SA ................. 17,250,743 (17,250,743) – –
Deutsche Bank Securities, Inc. ............................. 5,849,269 (5,849,269) – –
Goldman Sachs & Co. LLC ............................... 44,259,627 (44,259,627) – –
HSBC Bank plc ....................................... 5,341,714 (5,341,714) – –
J.P. Morgan Securities LLC ............................... 87,473,334 (87,473,334) – –

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
160
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to January 8, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core Total USD Bond Market (continued)
Jefferies LLC ......................................... 14,718,489 (14,718,489) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 889,067 (889,067) – –
Nomura Securities International, Inc. ......................... 5,779,057 (5,779,057) – –
Pershing LLC ......................................... 11,212,688 (11,212,688) – –
Scotia Capital (USA), Inc. ................................ 2,426,387 (2,426,387) – –
Toronto-Dominion Bank (The) .............................. 2,630,591 (2,630,591) – –
UBS AG ............................................ 150,286 (150,286) – –
UBS Securities LLC .................................... 3,161,617 (3,161,617) – –
Wells Fargo Bank NA ................................... 1,329,471 (1,329,471) – –
Wells Fargo Securities LLC ............................... 13,164,336 (13,164,336) – –
$ 364,626,138 $ (364,626,138) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Total USD Bond Market .......................................................................................... 0 .06%
iShares ETF Amounts Waived
Core Total USD Bond Market ............................................................................................. $ 1,432,604

Notes to Financial Statements
(continued)
161
Notes to Financial Statements
on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October
31, 2024, the Fund paid BTC $704,709 for securities lending agent services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended October 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
For the year ended October 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Core Total USD Bond Market .............................................. $ 14,860,532,721 $ 13,111,480,712 $ 11,233,867,212 $ 10,873,891,231
iShares ETF
In-kind
Purchases
In-kind
Sales
Core Total USD Bond Market .............................................................................. $ 8,806,291,190 $ 455,119,539
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core Total USD Bond Market ................................................................... $ 9,976,879 $ (9,976,879)
—

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
162
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the classification of investments, the accrual of income on securities in default and TBA transactions.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value
iShares ETF
Year Ended
10/31/24
Year Ended
10/31/23
Core Total USD Bond Market
Ordinary income ...................................................................................... $ 1,060,896,249 $ 700,562,084
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core Total USD Bond Market ............................................... $ 109,720,318 $ (515,956,415) $ (1,887,653,300) $ (2,293,889,397)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Total USD Bond Market ......................................... $ 36,506,999,188 $ 122,901,563 $ (2,008,554,447) $ (1,885,652,884)

Notes to Financial Statements
(continued)
163
Notes to Financial Statements
and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
Year Ended
10/31/24
Year Ended
10/31/23
iShares ETF Shares Amount Shares Amount
Core Total USD Bond Market
Shares sold 242,800,000 $ 11,147,682,142 133,700,000 $ 6,047,305,902
Shares redeemed
(13,000,000) (591,880,514) (51,600,000) (2,291,921,703)
229,800,000 $ 10,555,801,628 82,100,000 $ 3,755,384,199

Notes to Financial Statements
(continued)
2024
iShares Annual Financial Statements and Additional Information
164
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
165
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares Core Total USD Bond Market ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core Total USD Bond Market ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2024
iShares Annual Financial Statements and Additional Information
166
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF
Federal Obligation
Interest
Core Total USD Bond Market ........................................................................................... $ 321,559,228
iShares ETF Interest Dividends
Core Total USD Bond Market ........................................................................................... $ 1,077,897,010
iShares ETF
Interest-Related
Dividends
Core Total USD Bond Market ........................................................................................... $ 896,483,085

Additional Information
167
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Annual Financial Statements and Additional Information
168
iShares Core Total USD Bond Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
169
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Annual Financial Statements and Additional Information
170
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Black-
Rock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 20, 2024